UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2006

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. For the six-month period ended September 30, 2006, the Fund returned 6.55%, while the Index returned 6.67%.

Average Annual Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.61%	11.73%	11.85%	4.87%	4.88%	5.06%	(1.22)%	(1.22)%	(1.04)%

Cumulative Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.61%	11.73%	11.85%	26.82%	26.91%	28.02%	(7.05)%	(7.06)%	(6.02)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	22.34%
Consumer Non-Cyclical	22.15
Industrial	13.61
Technology	12.17
Energy	10.34
Communications	10.31
Consumer Cyclical	5.27
Basic Materials	2.06
Utilities	1.65
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	5.97%
General Electric Co.	5.46
Citigroup Inc.	3.68
Bank of America Corp.	3.63
Microsoft Corp.	3.54
Pfizer Inc.	3.10
Procter & Gamble Co.	2.95
Johnson & Johnson	2.84
American International Group Inc.	2.58
JP Morgan Chase & Co.	2.44

TOTAL	36.19%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	10.67%	10.68%	10.79%	6.88%	6.86%	6.97%	0.25%	0.25%	0.32%
S&P 500 Growth*	6.96%	7.13%	7.15%	4.52%	4.54%	4.71%	(3.32)%	(3.32)%	(3.15)%
S&P 500 Value*	14.41%	14.50%	14.61%	8.92%	8.96%	9.11%	4.67%	4.67%	4.84%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	10.67%	10.68%	10.79%	39.45%	39.33%	40.08%	1.58%	1.61%	2.09%
S&P 500 Growth*	6.96%	7.13%	7.15%	24.71%	24.87%	25.87%	(19.33)%	(19.31)%	(18.40)%
S&P 500 Value*	14.41%	14.50%	14.61%	53.29%	53.56%	54.62%	33.66%	33.66%	35.05%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “S&P 500 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The S&P 500 Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the S&P 500 Fund returned 4.11%, while the Index returned 4.14%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	22.18%
Consumer Non-Cyclical	20.85
Communications	11.26
Industrial	11.14
Technology	10.71
Energy	9.40
Consumer Cyclical	8.36
Utilities	3.41
Basic Materials	2.63
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	3.31%
General Electric Co.	3.03
Citigroup Inc.	2.04
Bank of America Corp.	2.01
Microsoft Corp.	1.96
Pfizer Inc.	1.72
Procter & Gamble Co.	1.64
Johnson & Johnson	1.58
American International Group Inc.	1.43
JP Morgan Chase & Co.	1.35

TOTAL	20.07%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 Index and consists of those companies exhibiting the strongest growth characteristics in the S&P 500 Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 2.29%, while the Growth Index returned 2.40%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	33.47%
Technology	15.13
Consumer Cyclical	11.49
Financial	11.13
Energy	10.63
Communications	9.16
Industrial	7.57
Basic Materials	0.91
Utilities	0.80
Short-Term and Other Net Assets	(0.29)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	4.29%
Microsoft Corp.	3.97
Pfizer Inc.	3.48
Procter & Gamble Co.	3.31
Johnson & Johnson	3.19
General Electric Co.	2.94
Cisco Systems Inc.	2.36
International Business Machines Corp.	2.10
Wal-Mart Stores Inc.	2.04
PepsiCo Inc.	1.81

TOTAL	29.49%

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 Index and consists of those companies exhibiting the strongest value characteristics in the S&P 500 Index. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 5.84%, while the Value Index returned 5.92%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	33.22%
Industrial	14.61
Communications	13.29
Consumer Non-Cyclical	8.58
Energy	8.18
Technology	6.39
Utilities	5.96
Consumer Cyclical	5.31
Basic Materials	4.30
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Citigroup Inc.	4.03%
General Electric Co.	3.11
Bank of America Corp.	3.06
JP Morgan Chase & Co.	2.67
Exxon Mobil Corp.	2.36
AT&T Inc.	2.07
Wells Fargo & Co.	2.00
Verizon Communications Inc.	1.77
Wachovia Corp.	1.75
Hewlett-Packard Co.	1.65

TOTAL	24.47%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	6.40%	6.33%	6.56%	12.91%	12.89%	13.08%	9.03%	9.02%	9.20%
S&P MidCap 400 Growth*	4.82%	4.85%	4.89%	10.54%	10.57%	10.77%	2.12%	2.12%	2.37%
S&P MidCap 400 Value*	7.65%	7.71%	7.93%	15.02%	15.00%	15.25%	13.89%	13.90%	14.11%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	6.40%	6.33%	6.56%	83.55%	83.38%	84.93%	73.27%	73.22%	74.98%
S&P MidCap 400 Growth*	4.82%	4.85%	4.89%	65.02%	65.28%	66.74%	13.88%	13.86%	15.63%
S&P MidCap 400 Value*	7.65%	7.71%	7.93%	101.35%	101.18%	103.33%	123.71%	123.77%	126.44%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The MidCap 400 Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the MidCap 400 Fund declined 4.31%, while the Index declined 4.19%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	17.37%
Consumer Non-Cyclical	16.60
Industrial	15.13
Consumer Cyclical	15.04
Technology	10.46
Energy	9.67
Utilities	6.66
Communications	4.63
Basic Materials	3.91
Diversified	0.40
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Cognizant Technology Solutions Corp.	0.97%
Peabody Energy Corp.	0.90
Expeditors International Washington Inc.	0.88
Precision Castparts Corp.	0.80
Noble Energy Inc.	0.75
C.H. Robinson Worldwide Inc.	0.72
Fidelity National Financial Inc.	0.68
Questar Corp.	0.65
Microchip Technology Inc.	0.65
Varian Medical Systems Inc.	0.64

TOTAL	7.64%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the MidCap 400 Index and consists of those companies exhibiting the strongest growth characteristics within the MidCap 400 Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. For the reporting period, the Growth Fund declined 6.06%, while the Growth Index declined 5.97%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.92%
Consumer Cyclical	21.43
Industrial	13.94
Technology	13.00
Energy	12.61
Financial	9.63
Communications	4.27
Basic Materials	0.48
Diversified	0.36
Utilities	0.30
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Cognizant Technology Solutions Corp.	2.13%
Expeditors International Washington Inc.	1.94
Noble Energy Inc.	1.65
C.H. Robinson Worldwide Inc.	1.58
Varian Medical Systems Inc.	1.42
Abercrombie & Fitch Co. Class A	1.25
American Eagle Outfitters Inc.	1.20
Amphenol Corp. Class A	1.13
Sepracor Inc.	1.08
Newfield Exploration Co.	1.03

TOTAL	14.41%

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the MidCap 400 Index and consists of those companies exhibiting the strongest value characteristics within the MidCap 400 Index. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. For the reporting period, the Value Fund declined 2.70%, while the Value Index declined 2.58%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	23.73%
Industrial	16.02
Utilities	11.91
Consumer Non-Cyclical	10.80
Consumer Cyclical	9.74
Technology	8.30
Energy	7.19
Basic Materials	6.74
Communications	4.99
Diversified	0.42
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Peabody Energy Corp.	1.06%
Developers Diversified Realty Corp.	1.04
Lyondell Chemical Co.	0.91
Manpower Inc.	0.90
Old Republic International Corp.	0.87
Precision Castparts Corp.	0.86
Wisconsin Energy Corp.	0.86
AMB Property Corp.	0.83
Regency Centers Corp.	0.81
SCANA Corp.	0.80

TOTAL	8.94%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	6.96%	7.05%	7.16%	14.87%	14.88%	15.05%	11.37%	11.36%	11.55%
S&P SmallCap 600 Growth*	3.31%	3.24%	3.52%	13.68%	13.65%	13.92%	6.46%	6.43%	6.72%
S&P SmallCap 600 Value*	10.38%	10.32%	10.64%	15.62%	15.62%	15.93%	13.43%	13.40%	13.70%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	6.96%	7.05%	7.16%	100.01%	100.10%	101.60%	98.42%	98.32%	100.38%
S&P SmallCap 600 Growth*	3.31%	3.24%	3.52%	89.89%	89.57%	91.83%	47.31%	47.10%	49.54%
S&P SmallCap 600 Value*	10.38%	10.32%	10.64%	106.64%	106.62%	109.37%	118.08%	117.77%	121.33%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The SmallCap 600 Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the SmallCap 600 Fund declined 5.49%, while the Index declined 5.40%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Industrial	19.49%
Consumer Cyclical	17.25
Consumer Non-Cyclical	17.01
Financial	16.30
Technology	9.82
Energy	7.36
Utilities	4.94
Communications	3.98
Basic Materials	3.74
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Helix Energy Solutions Group Inc.	0.56%
Energen Corp.	0.55
Global Payments Inc.	0.55
Frontier Oil Corp.	0.54
Cerner Corp.	0.53
Cimarex Energy Co.	0.53
IDEXX Laboratories Inc.	0.52
Essex Property Trust Inc.	0.51
Respironics Inc.	0.51
Manitowoc Co. Inc. (The)	0.50

TOTAL	5.30%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the SmallCap 600 Index and consists of those companies exhibiting the strongest growth characteristics within the SmallCap 600 Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. For the reporting period, the Growth Fund declined 7.53%, while the Growth Index declined 7.44%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.80%
Consumer Cyclical	18.76
Industrial	15.07
Financial	12.65
Technology	12.52
Energy	11.48
Communications	4.75
Basic Materials	1.00
Utilities	0.86
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Helix Energy Solutions Group Inc.	1.18%
Global Payments Inc.	1.15
Frontier Oil Corp.	1.15
Cerner Corp.	1.13
Cimarex Energy Co.	1.12
IDEXX Laboratories Inc.	1.09
Respironics Inc.	1.08
NVR Inc.	1.01
Landstar System Inc.	0.95
East West Bancorp Inc.	0.93

TOTAL	10.79%

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the SmallCap 600 Index and consists of those companies exhibiting the strongest value characteristics within the SmallCap 600 Index. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. For the reporting period, the Value Fund declined 3.60%, while the Value Index declined 3.47%

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Industrial	23.44%
Financial	19.56
Consumer Cyclical	15.86
Consumer Non-Cyclical	11.85
Utilities	8.62
Technology	7.35
Basic Materials	6.22
Energy	3.64
Communications	3.33
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Energen Corp.	1.05%
Carpenter Technology Corp.	0.95
UGI Corp.	0.90
Corn Products International Inc.	0.83
Veritas DGC Inc.	0.82
Whitney Holding Corp.	0.82
Atmos Energy Corp.	0.81
Colonial Properties Trust	0.76
Kansas City Southern Industries Inc.	0.72
Acuity Brands Inc.	0.69

TOTAL	8.35%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2006

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the Standard & Poor’s 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market as of September 30, 2006. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. For the six-month period ended September 30, 2006, the Fund returned 2.92%, while the Index returned 3.03%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.09%	10.15%	10.32%	8.19%	8.19%	8.40%	23.66%	23.65%	24.24%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/20/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	21.55%
Consumer Non-Cyclical	20.36
Industrial	11.78
Technology	10.66
Communications	10.45
Energy	9.34
Consumer Cyclical	9.25
Utilities	3.71
Basic Materials	2.77
Diversified	0.03
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.92%
General Electric Co.	2.67
Citigroup Inc.	1.80
Bank of America Corp.	1.78
Microsoft Corp.	1.73
Pfizer Inc.	1.52
Procter & Gamble Co.	1.44
Johnson & Johnson	1.39
American International Group Inc.	1.26
JP Morgan Chase & Co.	1.19

TOTAL	17.70%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2006

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and which also meet other eligibility criteria. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund declined 10.39%, while the Index declined 10.33%.

Average Annual Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.26)%	(3.91)%	(3.90)%	(0.16)%	(0.15)%	0.31%	(5.19)%	(5.18)%	(4.80)%

Cumulative Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.26)%	(3.91)%	(3.90)%	(0.82)%	(0.74)%	1.56%	(26.03)%	(25.95)%	(24.28)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Biotechnology	50.83%
Pharmaceuticals	46.14
Health Care – Products	2.78
Commercial Services	0.22
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Amgen Inc.	15.64%
Gilead Sciences Inc.	6.51
Teva Pharmaceutical Industries Ltd. ADR	4.36
Celgene Corp.	3.95
Genzyme Corp.	3.69
Biogen Idec Inc.	3.56
Vertex Pharmaceuticals Inc.	2.38
MedImmune Inc.	1.62
Amylin Pharmaceuticals Inc.	1.55
Sepracor Inc.	1.54

TOTAL	44.80%

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
S&P 100
Actual	$1,000.00	$1,065.50	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P 500
Actual	1,000.00	1,041.10	0.09	0.46
Hypothetical (5% return before expenses)	1,000.00	1,024.62	0.09	0.46
S&P 500 Growth
Actual	1,000.00	1,022.90	0.18	0.91
Hypothetical (5% return before expenses)	1,000.00	1,024.17	0.18	0.91
S&P 500 Value
Actual	1,000.00	1058.40	0.18	0.93
Hypothetical (5% return before expenses)	1,000.00	1024.17	0.18	0.91

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
S&P MidCap 400
Actual	$1,000.00	$956.90	0.20%	$0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	939.40	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P MidCap 400 Value
Actual	1,000.00	973.00	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600
Actual	1,000.00	945.10	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	924.70	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600 Value
Actual	1,000.00	964.00	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P 1500
Actual	1,000.00	1,029.20	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Nasdaq Biotechnology
Actual	1,000.00	896.10	0.48	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. (The)	311,685	$24,576,362	0.94%
United Technologies Corp.	396,518	25,119,415	0.96
Other securities[1]		19,784,140	0.75

		69,479,917	2.65
AGRICULTURE
Altria Group Inc.	820,775	62,830,326	2.40

		62,830,326	2.40
AUTO MANUFACTURERS
Other securities[1]		13,342,127	0.51

		13,342,127	0.51
BANKS
Bank of America Corp.	1,774,424	95,055,894	3.63
U.S. Bancorp	696,752	23,146,101	0.88
Wachovia Corp.	567,901	31,688,876	1.21
Wells Fargo & Co.	1,320,198	47,764,764	1.83

		197,655,635	7.55
BEVERAGES
Coca-Cola Co. (The)	799,012	35,699,856	1.36
PepsiCo Inc.	646,398	42,183,933	1.61
Other securities[1]		14,317,804	0.55

		92,201,593	3.52
BIOTECHNOLOGY
Amgen Inc.[2]	458,927	32,827,048	1.25
Other securities[1]		2,743,023	0.11

		35,570,071	1.36
CHEMICALS
Other securities[1]		30,143,316	1.15

		30,143,316	1.15
COMPUTERS
Dell Inc.[2]	890,645	20,342,332	0.78
Hewlett-Packard Co.	1,073,825	39,398,639	1.50
International Business Machines Corp.	596,639	48,888,600	1.87
Other securities[1]		14,170,696	0.54

		122,800,267	4.69
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	1,244,817	77,153,758	2.95
Other securities[1]		17,955,153	0.68

		95,108,911	3.63
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	476,304	26,711,128	1.02
Citigroup Inc.	1,938,371	96,278,888	3.68
Goldman Sachs Group Inc. (The)	169,260	28,633,714	1.09
JP Morgan Chase & Co.	1,361,055	63,915,143	2.44
Merrill Lynch & Co. Inc.	347,581	27,187,786	1.04
Morgan Stanley	420,290	30,643,344	1.17
Other securities[1]		15,553,882	0.59

		288,923,885	11.03
ELECTRIC
Other securities[1]		43,217,428	1.65

		43,217,428	1.65
FOOD
Other securities[1]		13,537,969	0.52

		13,537,969	0.52
FOREST PRODUCTS & PAPER
Other securities[1]		12,114,884	0.46

		12,114,884	0.46
HAND & MACHINE TOOLS
Other securities[1]		2,304,800	0.09

		2,304,800	0.09
HEALTH CARE – PRODUCTS
Johnson & Johnson	1,146,815	74,474,166	2.84
Medtronic Inc.	450,603	20,926,003	0.80
Other securities[1]		11,628,941	0.45

		107,029,110	4.09
HEALTH CARE – SERVICES
Other securities[1]		8,290,970	0.32

		8,290,970	0.32
INSURANCE
American International
Group Inc.	1,018,852	67,509,134	2.58
Other securities[1]		30,887,118	1.18

		98,396,252	3.76

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[1]		$2,451,468	0.09%

		2,451,468	0.09
LODGING
Other securities[1]		4,837,964	0.18

		4,837,964	0.18
MACHINERY
Caterpillar Inc.	257,081	16,915,930	0.65
Other securities[1]		4,009,016	0.15

		20,924,946	0.80
MANUFACTURING
General Electric Co.	4,047,424	142,874,067	5.46
3M Co.	295,315	21,977,342	0.84
Tyco International Ltd.	789,904	22,109,413	0.84
Other securities[1]		15,655,086	0.60

		202,615,908	7.74
MEDIA
Comcast Corp. Class A2	820,539	30,236,862	1.16
Time Warner Inc.	1,594,476	29,067,297	1.11
Walt Disney Co. (The)	819,444	25,329,014	0.97
Other securities[1]		14,235,021	0.54

		98,868,194	3.78
MINING
Other securities[1]		9,529,226	0.36

		9,529,226	0.36
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,967,914	0.23

		5,967,914	0.23
OIL & GAS
Exxon Mobil Corp.	2,330,797	156,396,479	5.97
Chevron Corp.	861,749	55,893,040	2.14

		212,289,519	8.11
OIL & GAS SERVICES
Schlumberger Ltd.	464,256	28,797,800	1.10
Other securities[1]		20,300,277	0.77

		49,098,077	1.87
PHARMACEUTICALS
Abbott Laboratories	598,994	29,087,149	1.11
Bristol-Myers Squibb Co.	770,991	19,213,096	0.73
Merck & Co. Inc.	853,199	35,749,038	1.37
Pfizer Inc.	2,858,720	81,073,299	3.10

		165,122,582	6.31
PIPELINES
Other securities[1]		9,297,467	0.36

		9,297,467	0.36
RETAIL
Home Depot Inc.	809,231	29,350,808	1.12
McDonald’s Corp.	480,772	18,807,801	0.72
Target Corp.	336,694	18,602,344	0.71
Wal-Mart Stores Inc.	964,367	47,562,580	1.82
Other securities[1]		5,738,616	0.21

		120,062,149	4.58
SEMICONDUCTORS
Intel Corp.	2,261,431	46,517,636	1.78
Texas Instruments Inc.	600,849	19,978,229	0.76
Other securities[1]		2,746,304	0.10

		69,242,169	2.64
SOFTWARE
Microsoft Corp.	3,386,375	92,549,629	3.54
Oracle Corp.[2]	1,581,416	28,054,320	1.07

		120,603,949	4.61
TELECOMMUNICATIONS
AT&T Inc.	1,522,876	49,584,843	1.89
Cisco Systems Inc.[2]	2,393,393	55,048,039	2.10
Sprint Nextel Corp.	1,171,258	20,087,075	0.77
Verizon Communications Inc.	1,136,457	42,196,648	1.61
Other securities[1]		4,111,855	0.16

		171,028,460	6.53
TRANSPORTATION
United Parcel Service Inc. Class B	423,823	30,489,827	1.16
Other securities[1]		30,625,898	1.17

		61,115,725	2.33
TOTAL COMMON STOCKS (Cost: $2,548,528,417)		2,616,003,178	99.90

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$13,738	0.00%

		13,738	0.00
COMMERCIAL PAPER[3]
Other securities[1]		43,441	0.00

		43,441	0.00
MEDIUM-TERM NOTES[3]
Other securities[1]		11,322	0.00

		11,322	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	10,523,538	10,523,538	0.40

		10,523,538	0.40
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		68,427	0.00

		68,427	0.00
TIME DEPOSITS[3]
Other securities[1]		494	0.00

		494	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		183,504	0.01

		183,504	0.01
TOTAL SHORT-TERM INVESTMENTS (Cost: $10,844,464)		10,844,464	0.41

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,559,372,881)		2,626,847,642	100.31
Other Assets, Less Liabilities		(8,203,517)	(0.31)

NET ASSETS		$2,618,644,125	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $68,427, due 10/2/06 to 6/4/07, with a total maturity value of $68,529 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $73,880, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$29,215,917	0.17%

		29,215,917	0.17
AEROSPACE & DEFENSE
Boeing Co. (The)	1,145,385	90,313,607	0.52
United Technologies Corp.	1,457,361	92,323,819	0.53
Other securities[1]		184,819,608	1.07

		367,457,034	2.12
AGRICULTURE
Altria Group Inc.	3,015,669	230,849,462	1.33
Other securities[1]		100,556,780	0.58

		331,406,242	1.91
AIRLINES
Other securities[1]		18,813,388	0.11

		18,813,388	0.11
APPAREL
Other securities[1]		62,724,952	0.36

		62,724,952	0.36
AUTO MANUFACTURERS
Other securities[1]		71,760,020	0.41

		71,760,020	0.41
AUTO PARTS & EQUIPMENT
Other securities[1]		23,865,234	0.14

		23,865,234	0.14
BANKS
Bank of America Corp.	6,519,256	349,236,544	2.01
U.S. Bancorp	2,560,818	85,070,374	0.49
Wachovia Corp.	2,353,324	131,315,479	0.76
Wells Fargo & Co.	4,850,809	175,502,270	1.01
Other securities[1]		460,089,021	2.66

		1,201,213,688	6.93
BEVERAGES
Coca-Cola Co. (The)	2,936,067	131,183,474	0.76
PepsiCo Inc.	2,375,166	155,003,333	0.89
Other securities[1]		89,796,990	0.52

		375,983,797	2.17
BIOTECHNOLOGY
Amgen Inc.[2]	1,686,494	120,634,916	0.69
Other securities[1]		62,289,114	0.36

		182,924,030	1.05
BUILDING MATERIALS
Other securities[1]		26,288,151	0.15

		26,288,151	0.15
CHEMICALS
Other securities[1]		231,859,838	1.34

		231,859,838	1.34
COAL
Other securities[1]		8,365,964	0.05

		8,365,964	0.05
COMMERCIAL SERVICES
Other securities[1]		101,295,068	0.58

		101,295,068	0.58
COMPUTERS
Apple Computer Inc.[2]	1,225,481	94,398,801	0.54
Hewlett-Packard Co.	3,945,935	144,776,355	0.83
International Business Machines Corp.	2,192,352	179,641,323	1.04
Other securities[1]		235,187,755	1.36

		654,004,234	3.77
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	4,573,621	283,473,030	1.64
Other securities[1]		79,106,176	0.45

		362,579,206	2.09
DISTRIBUTION & WHOLESALE
Other securities[1]		17,968,119	0.10

		17,968,119	0.10
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,750,434	98,164,339	0.57
Citigroup Inc.	7,121,433	353,721,577	2.04
Goldman Sachs Group Inc. (The)	621,995	105,222,894	0.61
JP Morgan Chase & Co.	5,000,651	234,830,571	1.35
Merrill Lynch & Co. Inc.	1,277,246	99,906,182	0.58
Morgan Stanley	1,544,457	112,606,360	0.65
Other securities[1]		490,573,261	2.82

		1,495,025,184	8.62

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$548,080,899	3.16%

		548,080,899	3.16
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		62,566,126	0.36

		62,566,126	0.36
ELECTRONICS
Other securities[1]		84,632,069	0.49

		84,632,069	0.49
ENGINEERING & CONSTRUCTION
Other securities[1]		9,685,141	0.06

		9,685,141	0.06
ENTERTAINMENT
Other securities[1]		20,284,038	0.12

		20,284,038	0.12
ENVIRONMENTAL CONTROL
Other securities[1]		32,641,943	0.19

		32,641,943	0.19
FOOD
Other securities[1]		257,738,518	1.49

		257,738,518	1.49
FOREST PRODUCTS & PAPER
Other securities[1]		69,179,426	0.40

		69,179,426	0.40
GAS
Other securities[1]		42,635,765	0.25

		42,635,765	0.25
HAND & MACHINE TOOLS
Other securities[1]		17,974,825	0.10

		17,974,825	0.10
HEALTH CARE – PRODUCTS
Johnson & Johnson	4,213,441	273,620,859	1.58
Other securities[1]		265,670,368	1.53

		539,291,227	3.11
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,940,867	95,490,656	0.55
Other securities[1]		202,344,884	1.17

		297,835,540	1.72
HOME BUILDERS
Other securities[1]		42,132,034	0.24

		42,132,034	0.24
HOME FURNISHINGS
Other securities[1]		17,100,483	0.10

		17,100,483	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		81,334,346	0.47

		81,334,346	0.47
HOUSEWARES
Other securities[1]		11,272,295	0.06

		11,272,295	0.06
INSURANCE
American International Group Inc.	3,743,535	248,046,629	1.43
Other securities[1]		613,984,242	3.54

		862,030,871	4.97
INTERNET
Google Inc. Class A2	306,964	123,368,832	0.71
Other securities[1]		145,200,234	0.84

		268,569,066	1.55
IRON & STEEL
Other securities[1]		41,229,965	0.24

		41,229,965	0.24
LEISURE TIME
Other securities[1]		62,530,198	0.36

		62,530,198	0.36
LODGING
Other securities[1]		78,180,228	0.45

		78,180,228	0.45
MACHINERY
Other securities[1]		113,954,052	0.66

		113,954,052	0.66
MANUFACTURING
General Electric Co.	14,869,599	524,896,845	3.03
3M Co.	1,085,394	80,775,021	0.47
Tyco International Ltd.	2,903,156	81,259,336	0.47
Other securities[1]		220,830,268	1.27

		907,761,470	5.24

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	3,015,258	$111,112,257	0.64%
Time Warner Inc.	5,859,716	106,822,623	0.62
Walt Disney Co. (The)	3,011,676	93,090,905	0.54
Other securities[1]		243,013,226	1.40

		554,039,011	3.20
MINING
Other securities[1]		113,559,525	0.65

		113,559,525	0.65
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		35,961,747	0.21

		35,961,747	0.21
OIL & GAS
Chevron Corp.	3,166,335	205,368,488	1.19
ConocoPhillips	2,373,973	141,322,613	0.82
Exxon Mobil Corp.	8,562,990	574,576,629	3.31
Other securities[1]		408,155,444	2.35

		1,329,423,174	7.67
OIL & GAS SERVICES
Schlumberger Ltd.	1,706,029	105,824,979	0.61
Other securities[1]		134,376,128	0.78

		240,201,107	1.39
PACKAGING & CONTAINERS
Other securities[1]		23,092,477	0.13

		23,092,477	0.13
PHARMACEUTICALS
Abbott Laboratories	2,201,286	106,894,448	0.62
Merck & Co. Inc.	3,135,168	131,363,539	0.76
Pfizer Inc.	10,503,092	297,867,689	1.72
Wyeth	1,938,889	98,573,117	0.57
Other securities[1]		450,613,751	2.59

		1,085,312,544	6.26
PIPELINES
Other securities[1]		50,237,394	0.29

		50,237,394	0.29
REAL ESTATE
Other securities[1]		8,124,566	0.05

		8,124,566	0.05
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		178,907,303	1.03

		178,907,303	1.03
RETAIL
Home Depot Inc.	2,973,875	107,862,446	0.62
Wal-Mart Stores Inc.	3,543,474	174,764,138	1.01
Other securities[1]		717,406,732	4.14

		1,000,033,316	5.77
SAVINGS & LOANS
Other securities[1]		101,044,125	0.58

		101,044,125	0.58
SEMICONDUCTORS
Intel Corp.	8,309,503	170,926,477	0.99
Other securities[1]		306,195,343	1.76

		477,121,820	2.75
SOFTWARE
Microsoft Corp.	12,441,386	340,023,079	1.96
Oracle Corp.[2]	5,811,582	103,097,465	0.59
Other securities[1]		246,563,264	1.43

		689,683,808	3.98
TELECOMMUNICATIONS
AT&T Inc.	5,595,448	182,187,787	1.05
BellSouth Corp.	2,616,142	111,840,071	0.64
Cisco Systems Inc.[2]	8,794,061	202,263,403	1.17
Motorola Inc.	3,530,268	88,256,700	0.51
QUALCOMM Inc.	2,380,177	86,519,434	0.50
Verizon Communications Inc.	4,176,034	155,056,142	0.89
Other securities[1]		273,330,058	1.58

		1,099,453,595	6.34
TEXTILES
Other securities[1]		8,046,082	0.05

		8,046,082	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		16,163,581	0.09

		16,163,581	0.09

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service Inc. Class B	1,557,512	$112,047,413	0.65%
Other securities[1]		172,268,935	0.99

		284,316,348	1.64

TOTAL COMMON STOCKS (Cost: $16,215,627,630)		17,326,112,114	99.94
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		233,360	0.00

		233,360	0.00
COMMERCIAL PAPER[3]
Other securities[1]		737,816	0.01

		737,816	0.01
MEDIUM-TERM NOTES[3]
Other securities[1]		192,301	0.00

		192,301	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	85,564,526	85,564,526	0.49

		85,564,526	0.49
REPURCHASE AGREEMENTS[3]
Fully collateralizedrepurchase agreements[6]		1,162,131	0.01

		1,162,131	0.01
TIME DEPOSITS[3]
Other securities[1]		8,387	0.00

		8,387	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		3,116,666	0.02

		3,116,666	0.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $91,015,187)		91,015,187	0.53

TOTAL INVESTMENTS IN SECURITIES (Cost: $16,306,642,817)		17,417,127,301	100.47
SHORT POSITIONS[7]
COMMON STOCKS
Tim Hortons Inc.	(228,607)	(6,012,364)	(0.03)

		(6,012,364)	(0.03)

TOTAL SHORT POSITIONS (Proceeds: $5,993,962)		(6,012,364)	(0.03)
Other Assets, Less Liabilities		(75,446,211)	(0.44)

NET ASSETS		$17,335,668,726	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $1,162,131, due 10/2/06 to 6/4/07, with a total maturity value of $1,163,893 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $1,254,784, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$11,368,513	0.30%

		11,368,513	0.30
AEROSPACE & DEFENSE
General Dynamics Corp.	259,698	18,612,556	0.49
Other securities[1]		27,991,033	0.73

		46,603,589	1.22
AGRICULTURE
Altria Group Inc.	835,628	63,967,323	1.67
Other securities[1]		11,763,896	0.31

		75,731,219	1.98
AIRLINES
Other securities[1]		3,707,900	0.10

		3,707,900	0.10
APPAREL
Other securities[1]		21,522,579	0.56

		21,522,579	0.56
AUTO PARTS & EQUIPMENT
Other securities[1]		1,657,814	0.04

		1,657,814	0.04
BANKS
Bank of America Corp.	670,159	35,900,418	0.94
Other securities[1]		38,792,685	1.01

		74,693,103	1.95
BEVERAGES
Anheuser-Busch
Companies Inc.	494,880	23,511,749	0.61
Coca-Cola Co. (The)	721,599	32,241,043	0.84
PepsiCo Inc.	1,061,439	69,269,509	1.81
Other securities[1]		4,315,459	0.12

		129,337,760	3.38
BIOTECHNOLOGY
Amgen Inc.[2]	753,621	53,906,510	1.41
Other securities[1]		17,977,634	0.47

		71,884,144	1.88
BUILDING MATERIALS
Other securities[1]		2,785,801	0.07

		2,785,801	0.07
CHEMICALS
Other securities[1]		17,824,684	0.47

		17,824,684	0.47
COAL
Other securities[1]		1,725,287	0.05

		1,725,287	0.05
COMMERCIAL SERVICES
Other securities[1]		20,408,074	0.53

		20,408,074	0.53
COMPUTERS
Apple Computer Inc.[2]	284,717	21,931,751	0.57
Dell Inc.[2]	1,462,446	33,402,267	0.87
International Business Machines Corp.	979,781	80,283,255	2.10
Other securities[1]		33,148,591	0.87

		168,765,864	4.41
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	332,455	20,645,455	0.54
Procter & Gamble Co.	2,044,184	126,698,524	3.31
Other securities[1]		9,592,264	0.25

		156,936,243	4.10
DISTRIBUTION & WHOLESALE
Other securities[1]		1,239,736	0.03

		1,239,736	0.03
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	782,126	43,861,626	1.15
Federal Home Loan Mortgage Corp.	444,856	29,507,298	0.77
Federal National Mortgage Association	311,547	17,418,593	0.46
Other securities[1]		102,618,124	2.67

		193,405,641	5.05
ELECTRIC
Other securities[1]		30,685,475	0.80

		30,685,475	0.80
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		2,612,443	0.07

		2,612,443	0.07

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$20,101,232	0.53%

		20,101,232	0.53
ENTERTAINMENT
Other securities[1]		9,066,630	0.24

		9,066,630	0.24
ENVIRONMENTAL CONTROL
Other securities[1]		6,629,727	0.17

		6,629,727	0.17
FOOD
Other securities[1]		74,274,460	1.94

		74,274,460	1.94
FOREST PRODUCTS & PAPER
Other securities[1]		1,579,592	0.04

		1,579,592	0.04
HAND & MACHINE TOOLS
Other securities[1]		3,783,567	0.10

		3,783,567	0.10
HEALTH CARE – PRODUCTS
Johnson & Johnson	1,883,186	122,294,099	3.19
Medtronic Inc.	739,938	34,362,721	0.90
Other securities[1]		76,628,196	2.00

		233,285,016	6.09
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	867,196	42,666,043	1.11
Other securities[1]		42,283,214	1.11

		84,949,257	2.22
HOME BUILDERS
Other securities[1]		13,437,754	0.35

		13,437,754	0.35
HOME FURNISHINGS
Other securities[1]		3,499,223	0.09

		3,499,223	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		23,833,436	0.62

		23,833,436	0.62
INSURANCE
American International Group Inc.	970,404	64,298,969	1.68
Other securities[1]		59,954,319	1.57

		124,253,288	3.25
INTERNET
eBay Inc.[2]	756,286	21,448,271	0.56
Google Inc. Class A2	137,165	55,126,614	1.44
Yahoo! Inc.[2]	800,239	20,230,042	0.53
Other securities[1]		23,220,241	0.60

		120,025,168	3.13
IRON & STEEL
Other securities[1]		1,206,299	0.03

		1,206,299	0.03
LEISURE TIME
Other securities[1]		18,947,914	0.49

		18,947,914	0.49
LODGING
Other securities[1]		21,543,983	0.56

		21,543,983	0.56
MACHINERY
Other securities[1]		2,831,445	0.07

		2,831,445	0.07
MANUFACTURING
General Electric Co.	3,190,258	112,616,107	2.94
3M Co.	290,947	21,652,276	0.57
Other securities[1]		23,638,721	0.61

		157,907,104	4.12
MEDIA
Time Warner Inc.	1,413,842	25,774,340	0.67
Other securities[1]		43,582,835	1.14

		69,357,175	1.81
MINING
Other securities[1]		14,134,169	0.37

		14,134,169	0.37
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,795,099	0.10

		3,795,099	0.10
OIL & GAS
Chevron Corp.	806,594	52,315,687	1.37
Devon Energy Corp.	283,930	17,930,180	0.47
Exxon Mobil Corp.	2,449,597	164,367,959	4.29

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	366,048	$17,610,569	0.46%
Valero Energy Corp.	394,541	20,307,025	0.53
Other securities[1]		77,209,657	2.01

		349,741,077	9.13
OIL & GAS SERVICES
Schlumberger Ltd.	304,895	18,912,637	0.49
Other securities[1]		33,511,899	0.88

		52,424,536	1.37
PACKAGING & CONTAINERS
Other securities[1]		4,111,710	0.11

		4,111,710	0.11
PHARMACEUTICALS
Abbott Laboratories	609,820	29,612,859	0.77
Gilead Sciences Inc.[2]	294,099	20,204,601	0.53
Lilly (Eli) & Co.	633,138	36,088,866	0.94
Merck & Co. Inc.	630,428	26,414,933	0.69
Pfizer Inc.	4,694,384	133,132,730	3.48
Schering-Plough Corp.	953,628	21,065,643	0.55
Wyeth	866,335	44,044,471	1.15
Other securities[1]		100,391,876	2.62

		410,955,979	10.73
PIPELINES
Other securities[1]		2,891,029	0.08

		2,891,029	0.08
REAL ESTATE
Other securities[1]		1,780,516	0.05

		1,780,516	0.05
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		18,631,441	0.49

		18,631,441	0.49
RETAIL
Home Depot Inc.	1,328,840	48,197,027	1.26
Lowe’s Companies Inc.	983,655	27,601,359	0.72
Target Corp.	552,817	30,543,139	0.80
Walgreen Co.	648,940	28,806,447	0.75
Wal-Mart Stores Inc.	1,583,607	78,103,497	2.04
Other securities[1]		128,949,332	3.37

		342,200,801	8.94
SAVINGS & LOANS
Other securities[1]		13,177,769	0.34

		13,177,769	0.34
SEMICONDUCTORS
Intel Corp.	1,930,981	39,720,279	1.04
Other securities[1]		74,392,092	1.94

		114,112,371	2.98
SOFTWARE
First Data Corp.	492,546	20,686,932	0.54
Microsoft Corp.	5,560,811	151,976,965	3.97
Oracle Corp.[2]	2,596,785	46,066,966	1.20
Other securities[1]		73,758,090	1.93

		292,488,953	7.64
TELECOMMUNICATIONS
Cisco Systems Inc[2]	3,930,255	90,395,865	2.36
QUALCOMM Inc.	627,434	22,807,226	0.60
Other securities[1]		36,730,520	0.96

		149,933,611	3.92
TEXTILES
Other securities[1]		3,591,897	0.09

		3,591,897	0.09
TRANSPORTATION
United Parcel Service Inc. Class B	452,367	32,543,282	0.85
Other securities[1]		9,860,428	0.26

		42,403,710	1.11

TOTAL COMMON STOCKS (Cost: $3,632,055,529)		3,839,782,807	100.29
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,4]	14,008,168	14,008,168	0.36

		14,008,168	0.36

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,008,168)		14,008,168	0.36

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,646,063,697)		3,853,790,975	100.65

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[5]
COMMON STOCKS
Tim Hortons Inc.	(101,945)	$(10,004,103)	(0.26)%
Wachovia Corp.	(179,285)	(2,707,125)	(0.07)
Western Union	(141,512)	(2,681,153)	(0.07)

		(15,392,381)	(0.40)

TOTAL SHORT POSITIONS (Proceeds: $15,381,473)		(15,392,381)	(0.40)
Other Assets, Less Liabilities		(9,633,210)	(0.25)

NET ASSETS		$3,828,765,384	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	Affiliated issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

[5]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,705,919	0.05%

		1,705,919	0.05
AEROSPACE & DEFENSE
Boeing Co. (The)	297,862	23,486,419	0.63
Lockheed Martin Corp.	218,721	18,823,129	0.50
United Technologies Corp.	621,274	39,357,708	1.05
Other securities[1]		30,739,990	0.82

		112,407,246	3.00
AGRICULTURE
Altria Group Inc.	488,648	37,406,004	1.00
Other securities[1]		31,662,673	0.85

		69,068,677	1.85
AIRLINES
Other securities[1]		4,503,381	0.12

		4,503,381	0.12
APPAREL
Other securities[1]		6,212,020	0.17

		6,212,020	0.17
AUTO MANUFACTURERS
Other securities[1]		30,616,525	0.82

		30,616,525	0.82
AUTO PARTS & EQUIPMENT
Other securities[1]		8,619,991	0.23

		8,619,991	0.23
BANKS
Bank of America Corp.	2,140,529	114,668,139	3.06
SunTrust Banks Inc.	224,103	17,318,680	0.46
U.S. Bancorp	1,091,650	36,264,613	0.97
Wachovia Corp.	1,175,800	65,609,640	1.75
Wells Fargo & Co.	2,068,257	74,829,538	2.00
Other securities[1]		141,691,123	3.79

		450,381,733	12.03
BEVERAGES
Coca-Cola Co. (The)	563,333	25,169,718	0.67
Other securities[1]		11,705,167	0.31

		36,874,885	0.98
BIOTECHNOLOGY
Other securities[1]		9,417,393	0.25

		9,417,393	0.25
BUILDING MATERIALS
Other securities[1]		8,554,865	0.23

		8,554,865	0.23
CHEMICALS
Dow Chemical Co. (The)	589,306	22,971,148	0.61
Du Pont (E.I.) de Nemours and Co.	566,236	24,257,550	0.65
Other securities[1]		34,509,374	0.92

		81,738,072	2.18
COAL
Other securities[1]		1,926,677	0.05

		1,926,677	0.05
COMMERCIAL SERVICES
Other securities[1]		26,306,634	0.70

		26,306,634	0.70
COMPUTERS
Apple Computer Inc.[2]	250,783	19,317,815	0.52
Hewlett-Packard Co.	1,682,372	61,726,229	1.65
Other securities[1]		36,768,352	0.98

		117,812,396	3.15
COSMETICS & PERSONAL CARE
Other securities[1]		4,854,058	0.13

		4,854,058	0.13
DISTRIBUTION & WHOLESALE
Other securities[1]		6,455,665	0.17

		6,455,665	0.17
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,036,677	150,831,746	4.03
Goldman Sachs Group Inc. (The)	265,169	44,858,640	1.20
JP Morgan Chase & Co.	2,132,244	100,130,178	2.67
Merrill Lynch & Co. Inc.	544,516	42,592,042	1.14
Morgan Stanley	658,446	48,007,298	1.28
Other securities[1]		66,599,344	1.78

		453,019,248	12.10

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Duke Energy Corp.	769,702	$23,245,000	0.62%
Other securities[1]		181,408,946	4.85

		204,653,946	5.47
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	250,445	21,002,318	0.56
Other securities[1]		3,194,323	0.09

		24,196,641	0.65
ELECTRONICS
Other securities[1]		16,890,178	0.45

		16,890,178	0.45
ENGINEERING & CONSTRUCTION
Other securities[1]		4,149,138	0.11

		4,149,138	0.11
ENVIRONMENTAL CONTROL
Other securities[1]		7,578,096	0.20

		7,578,096	0.20
FOOD
Other securities[1]		39,075,117	1.04

		39,075,117	1.04
FOREST PRODUCTS & PAPER
Other securities[1]		28,073,462	0.75

		28,073,462	0.75
GAS
Other securities[1]		18,257,343	0.49

		18,257,343	0.49
HAND & MACHINE TOOLS
Other securities[1]		4,048,982	0.11

		4,048,982	0.11
HEALTH CARE – PRODUCTS
Other securities[1]		7,280,195	0.19

		7,280,195	0.19
HEALTH CARE – SERVICES
WellPoint Inc.[2]	380,721	29,334,553	0.79
Other securities[1]		16,587,116	0.44

		45,921,669	1.23
HOME BUILDERS
Other securities[1]		5,093,842	0.14

		5,093,842	0.14
HOME FURNISHINGS
Other securities[1]		4,040,392	0.11

		4,040,392	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,952,661	0.32

		11,952,661	0.32
HOUSEWARES
Other securities[1]		4,829,693	0.13

		4,829,693	0.13
INSURANCE
Allstate Corp. (The)	386,692	24,257,189	0.65
American International Group Inc.	670,440	44,423,354	1.19
MetLife Inc.	466,475	26,439,803	0.71
St. Paul Travelers Companies Inc.	424,434	19,901,710	0.53
Other securities[1]		134,129,572	3.58

		249,151,628	6.66
IRON & STEEL
Other securities[1]		16,412,304	0.44

		16,412,304	0.44
LEISURE TIME
Other securities[1]		8,541,162	0.23

		8,541,162	0.23
LODGING
Other securities[1]		12,853,812	0.34

		12,853,812	0.34
MACHINERY
Caterpillar Inc.	402,808	26,504,766	0.71
Other securities[1]		19,353,934	0.51

		45,858,700	1.22
MANUFACTURING
General Electric Co.	3,297,248	116,392,854	3.11
Honeywell International Inc.	503,068	20,575,481	0.55
Tyco International Ltd.	1,237,556	34,639,192	0.93
Other securities[1]		64,799,373	1.73

		236,406,900	6.32

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	1,285,491	$47,370,343	1.27%
News Corp. Class A	1,435,358	28,204,785	0.75
Time Warner Inc.	1,149,215	20,950,189	0.56
Walt Disney Co. (The)	1,283,876	39,684,607	1.06
Other securities[1]		33,860,482	0.90

		170,070,406	4.54
MINING
Other securities[1]		34,871,373	0.93

		34,871,373	0.93
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		11,773,589	0.31

		11,773,589	0.31
OIL & GAS
Chevron Corp.	580,554	37,654,732	1.01
ConocoPhillips	1,012,145	60,252,992	1.61
Exxon Mobil Corp.	1,314,564	88,207,244	2.36
Marathon Oil Corp.	220,025	16,919,923	0.45
Other securities[1]		30,119,199	0.80

		233,154,090	6.23
OIL & GAS SERVICES
Schlumberger Ltd.	436,393	27,069,458	0.72
Other securities[1]		25,318,213	0.68

		52,387,671	1.40
PACKAGING & CONTAINERS
Other securities[1]		5,911,648	0.16

		5,911,648	0.16
PHARMACEUTICALS
Abbott Laboratories	356,646	17,318,730	0.46
Bristol-Myers Squibb Co.	700,674	17,460,796	0.47
Merck & Co. Inc.	735,195	30,804,671	0.82
Other securities[1]		5,103,219	0.14

		70,687,416	1.89
PIPELINES
Other securities[1]		18,707,818	0.50

		18,707,818	0.50
REAL ESTATE
Other securities[1]		1,789,520	0.05

		1,789,520	0.05
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		58,663,834	1.57

		58,663,834	1.57
RETAIL
Other securities[1]		99,845,052	2.67

		99,845,052	2.67
SAVINGS & LOANS
Washington Mutual Inc.	591,847	25,727,589	0.69
Other securities[1]		4,740,740	0.12

		30,468,329	0.81
SEMICONDUCTORS
Intel Corp.	1,700,658	34,982,535	0.93
Other securities[1]		59,622,644	1.60

		94,605,179	2.53
SOFTWARE
Other securities[1]		14,984,616	0.40

		14,984,616	0.40
TELECOMMUNICATIONS
AT&T Inc.	2,385,779	77,680,964	2.07
BellSouth Corp.	1,115,344	47,680,956	1.27
Motorola Inc.	1,038,448	25,961,200	0.69
Sprint Nextel Corp.	1,835,071	31,471,468	0.84
Verizon Communications Inc.	1,780,500	66,109,965	1.77
Other securities[1]		76,942,444	2.06

		325,846,997	8.70
TOYS, GAMES & HOBBIES
Other securities[1]		6,857,192	0.18

		6,857,192	0.18
TRANSPORTATION
United Parcel Service Inc. Class B	232,428	16,720,870	0.45
Other securities[1]		64,041,829	1.71

		80,762,699	2.16

TOTAL COMMON STOCKS (Cost: $3,335,318,686)		3,737,128,675	99.84

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$48,846	0.00%

		48,846	0.00
COMMERCIAL PAPER[3]
Other securities[1]		154,438	0.00

		154,438	0.00
MEDIUM-TERM NOTES[3]
Other securities[1]		40,252	0.00

		40,252	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	20,318,426	20,318,426	0.54

		20,318,426	0.54
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		243,258	0.01

		243,258	0.01
TIME DEPOSITS[3]
Other securities[1]		1,756	0.00

		1,756	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		652,375	0.02

		652,375	0.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,459,351)		21,459,351	0.57

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,356,778,037)		3,758,588,026	100.41
Other Assets, Less Liabilities		(15,382,337)	(0.41)

NET ASSETS		$3,743,205,689	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $243,258, due 10/2/06 to 6/4/07, with a total maturity value of $243,628 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $262,651, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$8,265,971	0.22%

		8,265,971	0.22
AEROSPACE & DEFENSE
Other securities[1]		18,497,421	0.49

		18,497,421	0.49
AGRICULTURE
Other securities[1]		3,332,376	0.09

		3,332,376	0.09
AIRLINES
Other securities[1]		14,353,211	0.38

		14,353,211	0.38
APPAREL
Other securities[1]		27,010,273	0.71

		27,010,273	0.71
AUTO MANUFACTURERS
Other securities[1]		13,180,897	0.35

		13,180,897	0.35
AUTO PARTS & EQUIPMENT
Other securities[1]		24,664,629	0.65

		24,664,629	0.65
BANKS
Mercantile Bankshares Corp.	444,377	16,117,554	0.42
Other securities[1]		134,204,630	3.53

		150,322,184	3.95
BEVERAGES
Other securities[1]		4,585,198	0.12

		4,585,198	0.12
BIOTECHNOLOGY
Other securities[1]		55,026,193	1.45

		55,026,193	1.45
BUILDING MATERIALS
Other securities[1]		20,391,765	0.54

		20,391,765	0.54
CHEMICALS
Lyondell Chemical Co.	746,551	18,939,999	0.50
Other securities[1]		92,727,427	2.43

		111,667,426	2.93
COAL
Peabody Energy Corp.	935,928	34,423,432	0.90
Other securities[1]		14,713,658	0.39

		49,137,090	1.29
COMMERCIAL SERVICES
Manpower Inc.	307,047	18,812,770	0.49
Other securities[1]		152,219,874	4.00

		171,032,644	4.49
COMPUTERS
Cadence Design Systems Inc.[2,3]	994,447	16,865,821	0.44
Cognizant Technology Solutions Corp.[2]	498,835	36,943,720	0.97
Other securities[1]		97,867,393	2.58

		151,676,934	3.99
DISTRIBUTION & WHOLESALE
Fastenal Co.	443,949	17,123,113	0.45
Other securities[1]		29,685,436	0.78

		46,808,549	1.23
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		75,618,338	1.99

		75,618,338	1.99
ELECTRIC
Pepco Holdings Inc.	675,948	16,337,663	0.43
SCANA Corp.	411,188	16,558,541	0.44
Wisconsin Energy Corp.	414,576	17,884,809	0.47
Other securities[1]		169,539,735	4.45

		220,320,748	5.79
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		35,884,594	0.94

		35,884,594	0.94
ELECTRONICS
Amphenol Corp. Class A	316,658	19,610,630	0.52
Other securities[1]		62,373,042	1.63

		81,983,672	2.15

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$25,116,149	0.66%

		25,116,149	0.66
ENTERTAINMENT
Other securities[1]		18,307,697	0.48

		18,307,697	0.48
ENVIRONMENTAL CONTROL
Republic Services Inc.	406,610	16,349,788	0.43
Other securities[1]		14,736,548	0.39

		31,086,336	0.82
FOOD
Other securities[1]		34,658,792	0.91

		34,658,792	0.91
FOREST PRODUCTS & PAPER
Other securities[1]		21,606,174	0.57

		21,606,174	0.57
GAS
Other securities[1]		22,803,938	0.60

		22,803,938	0.60
HAND & MACHINE TOOLS
Other securities[1]		16,024,680	0.42

		16,024,680	0.42
HEALTH CARE – PRODUCTS
DENTSPLY International Inc.	545,268	16,418,019	0.43
Henry Schein Inc.[2]	312,575	15,672,510	0.41
Varian Medical Systems Inc.[2]	460,219	24,571,092	0.64
Other securities[1]		98,723,324	2.60

		155,384,945	4.08
HEALTH CARE – SERVICES
Health Net Inc.[2]	410,991	17,886,328	0.47
Other securities[1]		81,474,972	2.14

		99,361,300	2.61
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		15,050,786	0.40

		15,050,786	0.40
HOME BUILDERS
Other securities[1]		39,414,566	1.04

		39,414,566	1.04
HOME FURNISHINGS
Other securities[1]		3,238,285	0.08

		3,238,285	0.08
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		27,397,918	0.72

		27,397,918	0.72
INSURANCE
Berkley (W.R.) Corp.	596,571	21,112,648	0.56
Everest Re Group Ltd.	229,961	22,428,096	0.59
Fidelity National Financial Inc.	624,265	26,000,637	0.68
Old Republic International Corp.	815,213	18,056,968	0.47
Radian Group Inc.	289,544	17,372,640	0.46
Other securities[1]		129,943,142	3.41

		234,914,131	6.17
INTERNET
Other securities[1]		40,099,899	1.05

		40,099,899	1.05
IRON & STEEL
Other securities[1]		15,482,699	0.41

		15,482,699	0.41
LEISURE TIME
Other securities[1]		2,948,963	0.08

		2,948,963	0.08
LODGING
Other securities[1]		5,789,564	0.15

		5,789,564	0.15
MACHINERY
Joy Global Inc.	420,714	15,823,054	0.42
Other securities[1]		41,521,589	1.09

		57,344,643	1.51
MANUFACTURING
Other securities[1]		104,166,320	2.74

		104,166,320	2.74

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[1]		$38,770,352	1.02%

		38,770,352	1.02
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	479,744	30,300,631	0.80
Other securities[1]		22,996,163	0.60

		53,296,794	1.40
OFFICE FURNISHINGS
Other securities[1]		15,422,574	0.40

		15,422,574	0.40
OIL & GAS
ENSCO International Inc.	543,583	23,825,243	0.63
Newfield Exploration Co.[2]	463,422	17,860,284	0.47
Noble Energy Inc.	625,388	28,511,439	0.75
Pioneer Natural Resources Co.	442,050	17,292,996	0.45
Pride International Inc.[2]	578,167	15,853,339	0.42
Southwestern Energy Co.[2]	595,971	17,801,654	0.47
Other securities[1]		67,301,484	1.76

		188,446,439	4.95
OIL & GAS SERVICES
Cameron International Corp.[2]	395,448	19,104,093	0.50
Grant Prideco Inc.[2]	462,660	17,594,960	0.46
Other securities[1]		28,885,161	0.76

		65,584,214	1.72
PACKAGING & CONTAINERS
Other securities[1]		18,524,557	0.49

		18,524,557	0.49
PHARMACEUTICALS
Omnicare Inc.	430,011	18,529,174	0.49
Sepracor Inc.[2,3]	387,180	18,754,999	0.49
Other securities[1]		43,647,564	1.15

		80,931,737	2.13
PIPELINES
Questar Corp.	303,569	24,822,837	0.65
Other securities[1]		40,449,064	1.06

		65,271,901	1.71
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	313,253	17,263,373	0.45
Developers Diversified Realty Corp.	388,753	21,676,867	0.57
Macerich Co. (The)	254,449	19,429,726	0.51
Regency Centers Corp.	243,679	16,755,368	0.44
Other securities[1]		87,666,944	2.31

		162,792,278	4.28
RETAIL
Abercrombie & Fitch Co. Class A	312,025	21,679,497	0.57
American Eagle Outfitters Inc.	472,842	20,724,665	0.55
CarMax Inc.[2]	377,376	15,740,353	0.41
Michaels Stores Inc.	472,392	20,567,948	0.54
Other securities[1]		268,398,858	7.05

		347,111,321	9.12
SAVINGS & LOANS
Other securities[1]		37,229,954	0.98

		37,229,954	0.98
SEMICONDUCTORS
Lam Research Corp.[2]	502,537	22,780,002	0.60
MEMC Electronic Materials Inc.[2]	589,908	21,608,330	0.57
Microchip Technology Inc.	761,289	24,680,989	0.65
Other securities[1]		81,038,627	2.12

		150,107,948	3.94
SOFTWARE
Dun & Bradstreet Corp.[2]	222,655	16,696,898	0.44
Other securities[1]		79,533,724	2.09

		96,230,622	2.53
TELECOMMUNICATIONS
Harris Corp.	474,254	21,099,560	0.55
Other securities[1]		68,085,746	1.79

		89,185,306	2.34
TEXTILES
Other securities[1]		14,123,612	0.37

		14,123,612	0.37
TRANSPORTATION
C.H. Robinson Worldwide Inc.	614,102	27,376,667	0.72

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2006

Security	Shares or Principal	Value	% of Net Assets
Expeditors International Washington Inc.	755,167	$33,665,345	0.88%
Other securities[1]		44,276,581	1.17

		105,318,593	2.77
TRUCKING & LEASING
Other securities[1]		7,528,016	0.20

		7,528,016	0.20
WATER
Other securities[1]		10,232,289	0.27

		10,232,289	0.27

TOTAL COMMON STOCKS (Cost: $ 3,439,565,141)		3,800,066,405	99.87
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		4,024,734	0.11

		4,024,734	0.11
COMMERCIAL PAPER[4]
Other securities[1]		12,725,044	0.33

		12,725,044	0.33
MEDIUM-TERM NOTES[4]
Other securities[1]		3,316,584	0.09

		3,316,584	0.09
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	13,169,812	13,169,812	0.35

		13,169,812	0.35
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$20,043,171	20,043,171	0.53

		20,043,171	0.53
TIME DEPOSITS[4]
Other securities[1]		144,657	0.00

		144,657	0.00
VARIABLE & FLOATING RATE NOTES[4]
Other securities [1]		53,752,751	1.41

		53,752,751	1.41

TOTAL SHORT-TERM INVESTMENTS (Cost: $107,176,753)		107,176,753	2.82

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,546,741,894)		3,907,243,158	102.69
SHORT POSITIONS[8]
COMMON STOCKS
Cabot Microelectronics Corp.	(170)	(4,899)	(0.00)
Smith International Inc.	(1,402)	(54,398)	(0.00)

		(59,297)	(0.00)

TOTAL SHORT POSITIONS (Proceeds: $59,297)		(59,297)	(0.00)
Other Assets, Less Liabilities		(102,266,069)	(2.69)

NET ASSETS		$3,804,917,792	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $20,043,171, due 10/2/06 to 6/4/07, with a total maturity value of $20,073,577 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $21,641,135, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[8]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,149,256	0.38%

		6,149,256	0.38
AEROSPACE & DEFENSE
Other securities[1]		12,234,761	0.75

		12,234,761	0.75
AIRLINES
Other securities[1]		8,441,939	0.52

		8,441,939	0.52
APPAREL
Other securities[1]		15,425,716	0.94

		15,425,716	0.94
AUTO MANUFACTURERS
Other securities[1]		6,711,198	0.41

		6,711,198	0.41
BANKS
Other securities[1]		37,812,225	2.31

		37,812,225	2.31
BEVERAGES
Other securities[1]		1,672,587	0.10

		1,672,587	0.10
BIOTECHNOLOGY
Other securities[1]		39,092,709	2.39

		39,092,709	2.39
BUILDING MATERIALS
Other securities[1]		9,177,464	0.56

		9,177,464	0.56
CHEMICALS
Other securities[1]		7,808,968	0.48

		7,808,968	0.48
COAL
Peabody Energy Corp.	318,312	11,707,515	0.71
Other securities[1]		6,522,472	0.40

		18,229,987	1.11
COMMERCIAL SERVICES
Alliance Data Systems Corp.[2]	222,411	12,274,863	0.75
Corporate Executive Board Co. (The)	134,682	12,109,259	0.74
Pharmaceutical Product Development Inc.	344,357	12,290,101	0.75
Other securities[1]		52,392,836	3.20

		89,067,059	5.44
COMPUTERS
Cognizant Technology Solutions Corp.[2]	471,401	34,911,958	2.13
DST Systems Inc.[2]	195,321	12,045,446	0.74
Western Digital Corp.[2]	738,258	13,362,470	0.82
Other securities[1]		36,121,973	2.21

		96,441,847	5.90
DISTRIBUTION & WHOLESALE
CDW Corp.	200,712	12,379,916	0.76
Fastenal Co.	419,032	16,162,064	0.99

		28,541,980	1.75
DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	424,985	12,265,067	0.75
Other securities[1]		19,851,914	1.21

		32,116,981	1.96
ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[2]	191,949	13,818,408	0.84
Other securities[1]		6,680,962	0.41

		20,499,370	1.25
ELECTRONICS
Amphenol Corp. Class A	299,104	18,523,511	1.13
Other securities[1]		9,225,872	0.57

		27,749,383	1.70
ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[2]	196,849	14,710,526	0.90
Other securities[1]		2,295,277	0.14

		17,005,803	1.04
ENTERTAINMENT
Other securities[1]		14,673,452	0.90

		14,673,452	0.90
ENVIRONMENTAL CONTROL
Other securities[1]		19,248,700	1.18

		19,248,700	1.18

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
FOOD
Other securities[1]		$8,967,141	0.55%

		8,967,141	0.55
HAND & MACHINE TOOLS
Other securities[1]		1,936,024	0.12

		1,936,024	0.12
HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	207,485	11,942,837	0.73
DENTSPLY International Inc.	514,228	15,483,405	0.95
Intuitive Surgical Inc.[2]	123,076	12,978,364	0.79
Varian Medical Systems Inc.[2]	434,678	23,207,458	1.42
Other securities[1]		55,887,233	3.41

		119,499,297	7.30
HEALTH CARE – SERVICES
Community Health Systems Inc.[2]	316,271	11,812,722	0.72
Other securities[1]		49,484,948	3.03

		61,297,670	3.75
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		5,962,337	0.36

		5,962,337	0.36
HOME BUILDERS
Toll Brothers Inc.[2]	420,981	11,821,146	0.72
Other securities[1]		23,394,261	1.43

		35,215,407	2.15
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		12,192,772	0.75

		12,192,772	0.75
INSURANCE
Berkley (W.R.) Corp.	343,822	12,167,861	0.74
Brown & Brown Inc.	382,575	11,691,492	0.72
Fidelity National Financial Inc.	306,586	12,769,307	0.78
Radian Group Inc.	273,106	16,386,360	1.00
Other securities[1]		22,131,558	1.35

		75,146,578	4.59
INTERNET
McAfee Inc.[2]	533,616	13,052,247	0.80
Other securities[1]		13,964,835	0.85

		27,017,082	1.65
LODGING
Other securities[1]		2,810,272	0.17

		2,810,272	0.17
MACHINERY
Other securities[1]		27,191,224	1.66

		27,191,224	1.66
MANUFACTURING
Other securities[1]		20,875,950	1.28

		20,875,950	1.28
MEDIA
Other securities[1]		10,911,693	0.67

		10,911,693	0.67
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	185,798	11,735,002	0.72

		11,735,002	0.72
OFFICE FURNISHINGS
Other securities[1]		6,031,709	0.37

		6,031,709	0.37
OIL & GAS
Newfield Exploration Co.[2]	437,423	16,858,282	1.03
Noble Energy Inc.	590,794	26,934,298	1.65
Patterson-UTI Energy Inc.	555,413	13,196,613	0.81
Pioneer Natural Resources Co.	416,962	16,311,553	1.00
Southwestern Energy Co.[2]	562,556	16,803,548	1.03
Other securities[1]		48,699,009	2.96

		138,803,303	8.48
OIL & GAS SERVICES
Grant Prideco Inc.[2]	436,667	16,606,446	1.02
Other securities[1]		13,193,953	0.80

		29,800,399	1.82
PHARMACEUTICALS
Cephalon Inc.[2]	203,197	12,547,415	0.77
Sepracor Inc.[2,3]	365,500	17,704,820	1.08
Other securities[1]		29,302,524	1.79

		59,554,759	3.64

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
PIPELINES
Questar Corp.	163,410	$13,362,036	0.81%
Other securities[1]		6,343,798	0.39

		19,705,834	1.20
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		10,583,811	0.65

		10,583,811	0.65
RETAIL
Abercrombie & Fitch Co. Class A	294,652	20,472,421	1.25
Advance Auto Parts Inc.	351,649	11,583,318	0.71
American Eagle Outfitters Inc.	446,479	19,569,175	1.20
Chico’s FAS Inc.[2]	587,266	12,643,837	0.77
GameStop Corp. Class A2	251,458	11,637,476	0.71
Michaels Stores Inc.	307,730	13,398,564	0.82
PetSmart Inc.	467,626	12,976,621	0.79
Ross Stores Inc.	472,022	11,994,079	0.73
Williams-Sonoma Inc.	379,556	12,293,819	0.75
Other securities[1]		97,268,298	5.95

		223,837,608	13.68
SAVINGS & LOANS
Other securities[1]		2,035,164	0.12

		2,035,164	0.12
SEMICONDUCTORS
Microchip Technology Inc.	452,958	14,684,898	0.90
Other securities[1]		36,956,586	2.26

		51,641,484	3.16
SOFTWARE
Activision Inc.[2]	834,704	12,604,030	0.77
SEI Investments Co.	210,861	11,848,280	0.73
Other securities[1]		40,063,563	2.44

		64,515,873	3.94
TELECOMMUNICATIONS
Harris Corp.	264,314	11,759,330	0.72
Other securities[1]		13,911,171	0.85

		25,670,501	1.57
TEXTILES
Other securities[1]		8,799,320	0.54

		8,799,320	0.54
TRANSPORTATION
C.H. Robinson Worldwide Inc.	580,104	25,861,036	1.58
Expeditors International Washington Inc.	713,567	31,810,817	1.94
Other securities[1]		2,561,108	0.16

		60,232,961	3.68
WATER
Other securities[1]		4,915,986	0.30

		4,915,986	0.30

TOTAL COMMON STOCKS (Cost: $1,646,479,837)		1,634,988,546	99.94
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		2,367,436	0.14

		2,367,436	0.14
COMMERCIAL PAPER[4]
Other securities[1]		7,485,158	0.46

		7,485,158	0.46
MEDIUM-TERM NOTES[4]
Other securities[1]		1,950,890	0.12

		1,950,890	0.12
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	2,078,513	2,078,513	0.13

		2,078,513	0.13
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$11,789,836	11,789,836	0.72

		11,789,836	0.72
TIME DEPOSITS[4]
Other securities[1]		85,090	0.01

		85,090	0.01

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2006

Security	Value	% of Net Assets
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]	$31,618,548	1.93%

	31,618,548	1.93

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,375,471)	57,375,471	3.51

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,703,855,308)	1,692,364,017	103.45
Other Assets, Less Liabilities	(56,391,585)	(3.45)

NET ASSETS	$1,635,972,432	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $11,789,836, due 10/2/06 to 6/4/07, with a total maturity value of $11,807,724 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $12,729,792, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$2,001,414	0.09%

		2,001,414	0.09
AEROSPACE & DEFENSE
Other securities[1]		6,249,368	0.27

		6,249,368	0.27
AGRICULTURE
Other securities[1]		3,790,499	0.16

		3,790,499	0.16
AIRLINES
Other securities[1]		6,095,720	0.26

		6,095,720	0.26
APPAREL
Other securities[1]		12,027,666	0.51

		12,027,666	0.51
AUTO MANUFACTURERS
Other securities[1]		6,870,834	0.29

		6,870,834	0.29
AUTO PARTS & EQUIPMENT
BorgWarner Inc.	230,563	13,181,287	0.56
Other securities[1]		14,767,874	0.63

		27,949,161	1.19
BANKS
Associated Bancorp	531,247	17,265,528	0.73
Colonial BancGroup Inc. (The)	622,032	15,239,784	0.65
Mercantile Bankshares Corp.	503,743	18,270,759	0.77
Other securities[1]		74,071,557	3.15

		124,847,628	5.30
BEVERAGES
Other securities[1]		3,172,660	0.13

		3,172,660	0.13
BIOTECHNOLOGY
Other securities[1]		25,009,150	1.06

		25,009,150	1.06
BUILDING MATERIALS
Other securities[1]		12,088,882	0.51

		12,088,882	0.51
CHEMICALS
Lubrizol Corp.	275,066	12,578,768	0.53
Lyondell Chemical Co.	846,567	21,477,405	0.91
Other securities[1]		82,977,636	3.52

		117,033,809	4.96
COAL
Peabody Energy Corp.	679,803	25,003,154	1.06
Other securities[1]		8,837,903	0.38

		33,841,057	1.44
COMMERCIAL SERVICES
Manpower Inc.	348,173	21,332,560	0.90
Other securities[1]		65,307,300	2.77

		86,639,860	3.67
COMPUTERS
Other securities[1]		56,069,569	2.38

		56,069,569	2.38
DISTRIBUTION & WHOLESALE
Other securities[1]		18,732,794	0.79

		18,732,794	0.79
DIVERSIFIED FINANCIAL SERVICES
Edwards (A.G.) Inc.	306,792	16,345,878	0.70
Other securities[1]		30,701,108	1.30

		47,046,986	2.00
ELECTRIC
Alliant Energy Corp.	473,184	16,906,864	0.72
DPL Inc.	458,706	12,440,107	0.53
Energy East Corp.	593,503	14,077,891	0.60
MDU Resources Group Inc.	723,837	16,170,519	0.68
Northeast Utilities	618,004	14,380,953	0.61
NSTAR	429,183	14,317,545	0.61
OGE Energy Corp.	365,547	13,199,902	0.56
Pepco Holdings Inc.	766,262	18,520,553	0.78
SCANA Corp.	466,146	18,771,699	0.80
Sierra Pacific Resources Corp.[2]	887,547	12,727,424	0.54
Wisconsin Energy Corp.	470,057	20,278,259	0.86
Other securities[1]		77,705,982	3.29

		249,497,698	10.58

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$16,011,190	0.68%

		16,011,190	0.68
ELECTRONICS
Arrow Electronics Inc.[2]	490,781	13,462,123	0.57
Other securities[1]		46,071,226	1.96

		59,533,349	2.53
ENGINEERING & CONSTRUCTION
Other securities[1]		8,022,862	0.34

		8,022,862	0.34
ENTERTAINMENT
Other securities[1]		3,079,564	0.13

		3,079,564	0.13
ENVIRONMENTAL CONTROL
Other securities[1]		12,095,878	0.51

		12,095,878	0.51
FOOD
Other securities[1]		28,468,825	1.21

		28,468,825	1.21
FOREST PRODUCTS & PAPER
Other securities[1]		24,438,746	1.04

		24,438,746	1.04
GAS
Other securities[1]		25,785,520	1.09

		25,785,520	1.09
HAND & MACHINE TOOLS
Other securities[1]		15,797,828	0.67

		15,797,828	0.67
HEALTH CARE – PRODUCTS
Hillenbrand Industries Inc.	246,576	14,049,900	0.60
Other securities[1]		18,468,720	0.78

		32,518,620	1.38
HEALTH CARE – SERVICES
Triad Hospitals Inc.[2]	353,090	15,546,553	0.66
Other securities[1]		23,347,669	0.99

		38,894,222	1.65
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		9,893,490	0.42

		9,893,490	0.42
HOME BUILDERS
Other securities[1]		2,334,514	0.10

		2,334,514	0.10
HOME FURNISHINGS
Other securities[1]		3,696,597	0.16

		3,696,597	0.16
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		16,308,319	0.69

		16,308,319	0.69
INSURANCE
Fidelity National Financial Inc.	339,957	14,159,209	0.60
First American Corp.	388,344	16,442,485	0.70
HCC Insurance Holdings Inc.	446,830	14,691,770	0.62
Old Republic International Corp.	924,311	20,473,489	0.87
Protective Life Corp.	280,942	12,853,097	0.54
Other securities[1]		97,308,094	4.13

		175,928,144	7.46
INTERNET
Other securities[1]		12,941,816	0.55

		12,941,816	0.55
IRON & STEEL
Other securities[1]		17,512,191	0.74

		17,512,191	0.74
LEISURE TIME
Other securities[1]		3,304,008	0.14

		3,304,008	0.14
LODGING
Other securities[1]		3,197,478	0.14

		3,197,478	0.14
MACHINERY
Other securities[1]		32,276,725	1.37

		32,276,725	1.37
MANUFACTURING
Harsco Corp.	168,809	13,108,019	0.56
Other securities[1]		79,729,676	3.38

		92,837,695	3.94

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[1]		$32,273,120	1.37%

		32,273,120	1.37
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	321,187	20,286,171	0.86
Other securities[1]		26,029,408	1.10

		46,315,579	1.96
OFFICE FURNISHINGS
Other securities[1]		10,220,428	0.43

		10,220,428	0.43
OIL & GAS
ENSCO International Inc.	332,971	14,594,119	0.62
Pride International Inc.[2]	655,351	17,969,724	0.76
Other securities[1]		14,338,919	0.61

		46,902,762	1.99
OIL & GAS SERVICES
Cameron International Corp.[2]	264,558	12,780,797	0.54
Other securities[1]		25,750,406	1.09

		38,531,203	1.63
PACKAGING & CONTAINERS
Sonoco Products Co.	398,341	13,400,191	0.57
Other securities[1]		7,571,250	0.32

		20,971,441	0.89
PHARMACEUTICALS
Other securities[1]		20,134,822	0.85

		20,134,822	0.85
PIPELINES
ONEOK Inc.	441,587	16,687,573	0.71
Other securities[1]		33,619,059	1.42

		50,306,632	2.13
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	355,148	19,572,206	0.83
Developers Diversified Realty Corp.	440,929	24,586,201	1.04
Hospitality Properties Trust	298,387	14,083,866	0.60
Liberty Property Trust	361,721	17,286,647	0.73
Macerich Co. (The)	190,441	14,542,075	0.62
Mack-Cali Realty Corp.	250,716	12,987,089	0.55
Regency Centers Corp.	276,248	18,994,812	0.81
United Dominion Realty Trust Inc.	540,979	16,337,566	0.69
Other securities[1]		33,416,266	1.42

		171,806,728	7.29
RETAIL
Foot Locker Inc.	625,169	15,785,517	0.67
Other securities[1]		110,876,407	4.70

		126,661,924	5.37
SAVINGS & LOANS
New York Community Bancorp Inc.	1,043,379	17,090,548	0.73
Other securities[1]		22,581,948	0.95

		39,672,496	1.68
SEMICONDUCTORS
Integrated Device Technology Inc.[2]	802,093	12,881,614	0.55
Intersil Corp. Class A	564,199	13,851,085	0.59
Lam Research Corp.[2]	313,516	14,211,680	0.60
MEMC Electronic Materials Inc.[2]	448,308	16,421,522	0.70
Other securities[1]		50,628,917	2.14

		107,994,818	4.58
SOFTWARE
Other securities[1]		31,502,467	1.34

		31,502,467	1.34
TELECOMMUNICATIONS
Telephone & Data Systems Inc.	418,281	17,609,630	0.75
Other securities[1]		52,618,140	2.23

		70,227,770	2.98
TEXTILES
Other securities[1]		5,441,327	0.23

		5,441,327	0.23
TRANSPORTATION
Other securities[1]		46,951,451	1.99

		46,951,451	1.99
TRUCKING & LEASING
Other securities[1]		8,514,525	0.36

		8,514,525	0.36

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
WATER
Other securities[1]		$5,676,032	0.24%

		5,676,032	0.24

TOTAL COMMON STOCKS (Cost: $2,221,325,027)		2,353,947,861	99.84
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		2,253,784	0.09

		2,253,784	0.09
COMMERCIAL PAPER[3]
Other securities[1]		7,125,815	0.30

		7,125,815	0.30
MEDIUM-TERM NOTES[3]
Other securities[1]		1,857,232	0.08

		1,857,232	0.08
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	12,416,379	12,416,379	0.53

		12,416,379	0.53
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		11,223,840	0.48

		11,223,840	0.48
TIME DEPOSITS[3]
Other securities[1]		81,005	0.00

		81,005	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		30,100,644	1.28

		30,100,644	1.28

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,058,699)		65,058,699	2.76

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,286,383,726)		2,419,006,560	102.60
SHORT POSITIONS[7]
COMMON STOCKS
Smith International Inc.	(3,210)	(124,548)	(0.01)

		(124,548)	(0.01)

TOTAL SHORT POSITIONS (Proceeds: $124,528)		(124,548)	(0.01)
Other Assets, Less Liabilities		(61,111,353)	(2.59)

NET ASSETS		$2,357,770,659	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $11,223,840, due 10/2/06 to 6/4/07, with a total maturity value of $11,240,867 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $12,118,675, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$15,129,609	0.33%

		15,129,609	0.33
AEROSPACE & DEFENSE
Other securities[1]		81,102,914	1.79

		81,102,914	1.79
AGRICULTURE
Other securities[1]		14,984,616	0.33

		14,984,616	0.33
AIRLINES
Other securities[1]		17,831,312	0.39

		17,831,312	0.39
APPAREL
Phillips-Van Heusen Corp.	458,063	19,133,292	0.42
Other securities[1]		78,075,956	1.73

		97,209,248	2.15
AUTO MANUFACTURERS
Other securities[1]		6,095,576	0.14

		6,095,576	0.14
AUTO PARTS & EQUIPMENT
Other securities[1]		9,469,807	0.21

		9,469,807	0.21
BANKS
East West Bancorp Inc.	503,918	19,960,192	0.44
South Financial Group Inc. (The)	621,358	16,173,949	0.36
Whitney Holding Corp.	543,925	19,456,197	0.43
Other securities[1]		237,780,808	5.25

		293,371,146	6.48
BEVERAGES
Hansen Natural Corp.[2,3]	503,502	16,353,745	0.36
Other securities[1]		2,876,600	0.06

		19,230,345	0.42
BIOTECHNOLOGY
Other securities[1]		25,713,112	0.57

		25,713,112	0.57
BUILDING MATERIALS
Other securities[1]		59,442,227	1.31

		59,442,227	1.31
CHEMICALS
Other securities[1]		63,485,547	1.40

		63,485,547	1.40
COAL
Other securities[1]		13,906,547	0.31

		13,906,547	0.31
COMMERCIAL SERVICES
Other securities[1]		170,964,803	3.77

		170,964,803	3.77
COMPUTERS
Other securities[1]		110,022,336	2.43

		110,022,336	2.43
DISTRIBUTION & WHOLESALE
Pool Corp.[3]	428,622	16,501,947	0.36
Other securities[1]		60,217,651	1.33

		76,719,598	1.69
DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[2]	358,666	16,050,303	0.36
Other securities[1]		39,984,523	0.88

		56,034,826	1.24
ELECTRIC
Other securities[1]		67,713,652	1.50

		67,713,652	1.50
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		42,257,749	0.93

		42,257,749	0.93
ELECTRONICS
Trimble Navigation Ltd.[2]	455,804	21,459,252	0.47
Other securities[1]		187,155,053	4.14

		208,614,305	4.61
ENERGY – ALTERNATE SOURCES
Other securities[1]		8,169,511	0.18

		8,169,511	0.18

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
URS Corp.[2]	429,498	$16,703,177	0.37%
Other securities[1]		35,517,443	0.78

		52,220,620	1.15
ENTERTAINMENT
Other securities[1]		19,005,293	0.42

		19,005,293	0.42
ENVIRONMENTAL CONTROL
Other securities[1]		35,758,497	0.79

		35,758,497	0.79
FOOD
Corn Products International Inc.[3]	607,929	19,782,010	0.44
Other securities[1]		76,468,755	1.69

		96,250,765	2.13
FOREST PRODUCTS & PAPER
Other securities[1]		26,268,132	0.58

		26,268,132	0.58
GAS
Atmos Energy Corp.	674,973	19,270,479	0.43
Energen Corp.	599,751	25,111,574	0.55
Piedmont Natural Gas Co.[3]	623,089	15,770,383	0.35
Southern Union Co.	834,293	22,033,678	0.49
UGI Corp.	871,497	21,308,102	0.47
Other securities[1]		47,060,999	1.03

		150,555,215	3.32
HAND & MACHINE TOOLS
Other securities[1]		18,517,159	0.41

		18,517,159	0.41
HEALTH CARE – PRODUCTS
Cooper Companies Inc.	371,650	19,883,275	0.44
Hologic Inc.[2]	435,907	18,970,673	0.42
IDEXX Laboratories Inc.[2]	257,728	23,489,330	0.52
Mentor Corp.	343,536	17,310,779	0.38
Respironics Inc.[2]	601,403	23,220,170	0.51
Other securities[1]		132,030,066	2.92

		234,904,293	5.19
HEALTH CARE – SERVICES
Pediatrix Medical Group Inc.[2]	401,029	18,286,922	0.40
Sierra Health Services Inc.[2]	464,913	17,592,308	0.39
Other securities[1]		84,678,847	1.87

		120,558,077	2.66
HOME BUILDERS
NVR Inc.[2,3]	40,487	21,660,545	0.48
Other securities[1]		45,775,732	1.01

		67,436,277	1.49
HOME FURNISHINGS
Other securities[1]		19,112,438	0.42

		19,112,438	0.42
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		33,366,996	0.74

		33,366,996	0.74
HOUSEWARES
Other securities[1]		17,777,495	0.39

		17,777,495	0.39
INSURANCE
Philadelphia Consolidated Holding Corp.[2]	471,567	18,758,935	0.41
Other securities[1]		112,392,816	2.49

		131,151,751	2.90
INTERNET
Other securities[1]		73,987,352	1.63

		73,987,352	1.63
IRON & STEEL
Carpenter Technology Corp.	211,108	22,696,221	0.50
Other securities[1]		33,844,311	0.75

		56,540,532	1.25
LEISURE TIME
Other securities[1]		31,560,450	0.70

		31,560,450	0.70
LODGING
Aztar Corp.[2]	301,818	15,999,372	0.35
Other securities[1]		4,093,644	0.09

		20,093,016	0.44

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
IDEX Corp.	442,071	$19,031,157	0.42%
JLG Industries Inc.	879,559	17,424,064	0.39
Manitowoc Co. Inc. (The)	509,487	22,819,923	0.50
Other securities[1]		64,613,404	1.43

		123,888,548	2.74
MANUFACTURING
Acuity Brands Inc.	362,315	16,449,101	0.36
Other securities[1]		73,624,489	1.63

		90,073,590	1.99
MEDIA
Other securities[1]		5,816,395	0.13

		5,816,395	0.13
METAL FABRICATE & HARDWARE
Other securities[1]		52,903,791	1.17

		52,903,791	1.17
MINING
Other securities[1]		23,296,801	0.51

		23,296,801	0.51
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,471,054	0.21

		9,471,054	0.21
OFFICE FURNISHINGS
Other securities[1]		5,104,550	0.11

		5,104,550	0.11
OIL & GAS
Cabot Oil & Gas Corp.	399,122	19,129,917	0.42
Cimarex Energy Co.	684,443	24,085,549	0.53
Frontier Oil Corp.	927,646	24,656,831	0.54
St. Mary Land & Exploration Co.	453,348	16,642,405	0.37
Unit Corp.[2]	382,743	17,594,696	0.39
Other securities[1]		44,588,091	0.99

		146,697,489	3.24
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	757,213	25,290,913	0.56
Maverick Tube Corp.[2]	305,544	19,808,418	0.44
Veritas DGC Inc.[2]	296,176	19,494,304	0.43
Other securities[1]		99,768,599	2.20

		164,362,234	3.63
PACKAGING & CONTAINERS
Other securities[1]		2,373,671	0.05

		2,373,671	0.05
PHARMACEUTICALS
Other securities[1]		54,114,607	1.20

		54,114,607	1.20
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	379,956	18,165,696	0.40
Essex Property Trust Inc.	191,434	23,240,088	0.51
Kilroy Realty Corp.	267,928	20,185,696	0.45
Other securities[1]		117,845,780	2.60

		179,437,260	3.96
RETAIL
Men’s Wearhouse Inc. (The)	439,101	16,338,948	0.36
Sonic Corp.[2]	715,220	16,171,124	0.36
Other securities[1]		335,369,456	7.40

		367,879,528	8.12
SAVINGS & LOANS
Other securities[1]		77,955,900	1.72

		77,955,900	1.72
SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[2]	455,348	16,711,272	0.37
Other securities[1]		104,287,889	2.30

		120,999,161	2.67
SOFTWARE
Cerner Corp.[2,3]	533,945	24,241,103	0.53
Global Payments Inc.	561,214	24,699,028	0.55
Hyperion Solutions Corp.[2]	476,153	16,417,755	0.36
Other securities[1]		144,798,718	3.20

		210,156,604	4.64
STORAGE & WAREHOUSING
Other securities[1]		8,338,846	0.18

		8,338,846	0.18

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[1]		$79,734,117	1.76%

		79,734,117	1.76
TEXTILES
Other securities[1]		7,742,092	0.17

		7,742,092	0.17
TOYS, GAMES & HOBBIES
Other securities[1]		10,593,368	0.23

		10,593,368	0.23
TRANSPORTATION
Kansas City Southern Industries Inc.[2,3]	625,517	17,082,869	0.38
Landstar System Inc.	476,422	20,343,219	0.45
Other securities[1]		78,135,993	1.72

		115,562,081	2.55
WATER
Other securities[1]		5,373,628	0.12

		5,373,628	0.12

TOTAL COMMON STOCKS (Cost: $4,772,443,305)		4,524,408,459	99.89
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		10,790,719	0.24

		10,790,719	0.24
COMMERCIAL PAPER[4]
Other securities[1]		34,117,158	0.75

		34,117,158	0.75
MEDIUM-TERM NOTES[4]
Other securities[1]		8,892,101	0.19

		8,892,101	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	10,848,705	10,848,705	0.24

		10,848,705	0.24

Security	Shares or Principal	Value	% of Net Assets
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$53,737,785	$53,737,785	1.19%

		53,737,785	1.19
TIME DEPOSITS[4]
Other securities[1]		387,840	0.01

		387,840	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		144,116,592	3.18

		144,116,592	3.18

TOTAL SHORT-TERM INVESTMENTS (Cost: $262,890,900)		262,890,900	5.80

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,035,334,205)		4,787,299,359	105.69
SHORT POSITIONS[8]
COMMON STOCKS
ResMed Inc.	(13,600)	(547,400)	(0.01)

		(547,400)	(0.01)

TOTAL SHORT POSITIONS (Proceeds: $547,315)		(547,400)	(0.01)
Other Assets, Less Liabilities		(257,302,508)	(5.68)

NET ASSETS		$4,529,449,451	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $53,737,785, due 10/2/06 to 6/4/07, with a total maturity value of $53,819,314 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $58,022,086, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[8]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$5,773,516	0.46%

		5,773,516	0.46
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	211,466	6,417,993	0.51
Other securities[1]		15,469,381	1.24

		21,887,374	1.75
AGRICULTURE
Delta & Pine Land Co.	172,779	6,997,549	0.56

		6,997,549	0.56
AIRLINES
Other securities[1]		5,142,659	0.41

		5,142,659	0.41
APPAREL
Other securities[1]		24,132,260	1.93

		24,132,260	1.93
AUTO MANUFACTURERS
Other securities[1]		1,473,183	0.12

		1,473,183	0.12
AUTO PARTS & EQUIPMENT
Other securities[1]		1,398,984	0.11

		1,398,984	0.11
BANKS
East West Bancorp Inc.	293,440	11,623,158	0.93
UCBH Holdings Inc.	455,012	7,944,510	0.64
Wintrust Financial Corp.	123,372	6,187,106	0.49
Other securities[1]		43,575,078	3.49

		69,329,852	5.55
BEVERAGES
Hansen Natural Corp.[2]	293,057	9,518,491	0.76
Other securities[1]		1,669,593	0.14

		11,188,084	0.90
BIOTECHNOLOGY
Other securities[1]		5,598,310	0.45

		5,598,310	0.45
BUILDING MATERIALS
Other securities[1]		8,966,503	0.72

		8,966,503	0.72
CHEMICALS
Other securities[1]		4,640,329	0.37

		4,640,329	0.37
COAL
Other securities[1]		3,073,238	0.25

		3,073,238	0.25
COMMERCIAL SERVICES
Other securities[1]		39,446,141	3.16

		39,446,141	3.16
COMPUTERS
CACI International Inc. Class A2,3	147,092	8,091,531	0.65
FactSet Research Systems Inc.	181,041	8,793,161	0.70
Other securities[1]		29,252,687	2.34

		46,137,379	3.69
DISTRIBUTION & WHOLESALE
Pool Corp.	249,516	9,606,366	0.77
Other securities[1]		11,221,290	0.90

		20,827,656	1.67
DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[2]	208,789	9,343,308	0.75
Other securities[1]		10,382,291	0.83

		19,725,599	1.58
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,211,389	0.58

		7,211,389	0.58
ELECTRONICS
FLIR Systems Inc.[2]	330,446	8,974,913	0.72
Trimble Navigation Ltd.[2]	161,848	7,619,804	0.61
Other securities[1]		34,161,146	2.73

		50,755,863	4.06
ENERGY – ALTERNATE SOURCES
Other securities[1]		4,755,484	0.38

		4,755,484	0.38
ENGINEERING & CONSTRUCTION
Other securities[1]		11,115,880	0.89

		11,115,880	0.89

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$4,542,461	0.36%

		4,542,461	0.36
ENVIRONMENTAL CONTROL
Waste Connections Inc.[2]	219,513	8,321,738	0.67
Other securities[1]		2,318,985	0.18

		10,640,723	0.85
FOOD
Other securities[1]		12,313,033	0.99

		12,313,033	0.99
FOREST PRODUCTS & PAPER
Other securities[1]		872,416	0.07

		872,416	0.07
GAS
Southern Union Co.	276,768	7,309,443	0.59
Other securities[1]		3,398,545	0.27

		10,707,988	0.86
HEALTH CARE – PRODUCTS
American Medical Systems Holdings Inc.[2]	336,617	6,203,851	0.50
Cooper Companies Inc.	216,429	11,578,952	0.93
IDEXX Laboratories Inc.[2]	149,955	13,666,899	1.09
Immucor Inc.[2]	325,716	7,299,296	0.58
Mentor Corp.	199,951	10,075,531	0.81
Respironics Inc.[2]	349,911	13,510,064	1.08
Other securities[1]		47,956,789	3.83

		110,291,382	8.82
HEALTH CARE – SERVICES
AMERIGROUP Corp.[2]	250,394	7,399,143	0.59
Healthways Inc.[2]	166,527	7,427,104	0.59
Pediatrix Medical Group Inc.[2]	233,510	10,648,056	0.85
Sierra Health Services Inc.[2]	270,596	10,239,353	0.82
Sunrise Senior Living Inc.[2]	215,661	6,441,794	0.51
Other securities[1]		19,118,176	1.54

		61,273,626	4.90
HOME BUILDERS
NVR Inc.[2,3]	23,549	12,598,715	1.01
Other securities[1]		11,123,876	0.89

		23,722,591	1.90
HOME FURNISHINGS
Other securities[1]		2,259,971	0.18

		2,259,971	0.18
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		13,440,679	1.08

		13,440,679	1.08
HOUSEWARES
Other securities[1]		5,488,636	0.44

		5,488,636	0.44
INSURANCE
Hilb, Rogal & Hobbs Co.	171,741	7,324,754	0.59
Philadelphia Consolidated Holding Corp.[2]	274,476	10,918,655	0.87
Other securities[1]		12,523,534	1.00

		30,766,943	2.46
INTERNET
j2 Global Communications Inc.[2,3]	239,196	6,498,955	0.52
WebEx Communications Inc.[2,3]	204,737	7,988,838	0.64
Other securities[1]		21,346,670	1.71

		35,834,463	2.87
IRON & STEEL
Other securities[1]		3,821,442	0.31

		3,821,442	0.31
LEISURE TIME
Polaris Industries Inc.	194,973	8,023,139	0.64
Other securities[1]		5,164,600	0.41

		13,187,739	1.05
LODGING
Other securities[1]		5,121,402	0.41

		5,121,402	0.41
MACHINERY
Manitowoc Co. Inc. (The)	151,170	6,770,904	0.54
Other securities[1]		17,648,487	1.41

		24,419,391	1.95

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[1]		$15,053,795	1.20%

		15,053,795	1.20
MEDIA
Other securities[1]		1,950,731	0.16

		1,950,731	0.16
METAL FABRICATE & HARDWARE
Other securities[1]		3,954,311	0.32

		3,954,311	0.32
MINING
Other securities[1]		3,131,661	0.25

		3,131,661	0.25
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,467,947	0.28

		3,467,947	0.28
OIL & GAS
Cabot Oil & Gas Corp.	232,365	11,137,254	0.89
Cimarex Energy Co.	398,251	14,014,453	1.12
Frontier Oil Corp.	539,768	14,347,033	1.15
St. Mary Land & Exploration Co.	263,922	9,688,577	0.78
Unit Corp.[2]	222,816	10,242,852	0.82
Other securities[1]		22,759,079	1.82

		82,189,248	6.58
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	440,642	14,717,443	1.18
W-H Energy Services Inc.[2]	144,279	5,983,250	0.48
Other securities[1]		32,702,260	2.61

		53,402,953	4.27
PHARMACEUTICALS
NBTY Inc.[2]	271,785	7,955,147	0.64
Other securities[1]		16,318,976	1.30

		24,274,123	1.94
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		16,611,611	1.33

		16,611,611	1.33
RETAIL
Children’s Place Retail Stores Inc. (The)[2]	112,323	7,192,042	0.58
Guitar Center Inc.[2]	140,891	6,295,010	0.50
Panera Bread Co. Class A2	151,413	8,819,807	0.71
Sonic Corp.[2]	411,236	9,298,046	0.74
Tractor Supply Co.[2]	165,755	7,999,336	0.64
Other securities[1]		80,682,184	6.45

		120,286,425	9.62
SAVINGS & LOANS
Other securities[1]		21,680,647	1.73

		21,680,647	1.73
SEMICONDUCTORS
Other securities[1]		24,340,604	1.95

		24,340,604	1.95
SOFTWARE
ANSYS Inc.[2]	184,608	8,155,981	0.65
Cerner Corp.[2,3]	310,772	14,109,049	1.13
Global Payments Inc.	326,639	14,375,382	1.15
Other securities[1]		45,897,465	3.67

		82,537,877	6.60
STORAGE & WAREHOUSING
Other securities[1]		3,100,895	0.25

		3,100,895	0.25
TELECOMMUNICATIONS
Other securities[1]		15,801,647	1.26

		15,801,647	1.26
TEXTILES
Other securities[1]		1,532,027	0.12

		1,532,027	0.12
TOYS, GAMES & HOBBIES
Other securities[1]		2,433,574	0.19

		2,433,574	0.19
TRANSPORTATION
Landstar System Inc.	277,437	11,846,560	0.95
Other securities[1]		22,499,380	1.80

		34,345,940	2.75

TOTAL COMMON STOCKS (Cost: $1,142,029,669)		1,248,378,134	99.89

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2006

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$3,799,208	0.31%

		3,799,208	0.31
COMMERCIAL PAPER[4]
Other securities[1]		12,011,982	0.96

		12,011,982	0.96
MEDIUM-TERM NOTES[4]
Other securities[1]		3,130,735	0.25

		3,130,735	0.25
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	1,384,845	1,384,845	0.11

		1,384,845	0.11
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$18,920,030	18,920,030	1.51

		18,920,030	1.51
TIME DEPOSITS[4]
Other securities[1]		136,551	0.01

		136,551	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		50,740,651	4.06

		50,740,651	4.06

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,124,002)		90,124,002	7.21

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,232,153,671)		1,338,502,136	107.10
Other Assets, Less Liabilities		(88,717,031)	(7.10)

NET ASSETS		$1,249,785,105	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $18,920,030, due 10/2/06 to 6/4/07, with a total maturity value of $18,948,734 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $20,428,450, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$4,050,802	0.22%

		4,050,802	0.22
AEROSPACE & DEFENSE
Other securities[1]		33,736,805	1.82

		33,736,805	1.82
AGRICULTURE
Other securities[1]		2,302,421	0.12

		2,302,421	0.12
AIRLINES
Other securities[1]		6,971,029	0.38

		6,971,029	0.38
APPAREL
Phillips-Van Heusen Corp.	216,896	9,059,746	0.49
Other securities[1]		34,023,726	1.84

		43,083,472	2.33
AUTO MANUFACTURERS
Other securities[1]		2,751,047	0.15

		2,751,047	0.15
AUTO PARTS & EQUIPMENT
Other securities[1]		5,507,309	0.30

		5,507,309	0.30
BANKS
Chittenden Corp.	295,829	8,487,334	0.46
South Financial Group Inc. (The)	483,201	12,577,722	0.68
Susquehanna Bancshares Inc.	333,296	8,145,754	0.44
United Bancshares Inc.	236,805	8,813,882	0.48
Whitney Holding Corp.	423,075	15,133,393	0.82
Other securities[1]		82,226,869	4.43

		135,384,954	7.31
BIOTECHNOLOGY
Other securities[1]		12,487,154	0.67

		12,487,154	0.67
BUILDING MATERIALS
Lennox International Inc.	386,611	8,853,392	0.48
Texas Industries Inc.	154,083	8,021,561	0.43
Other securities[1]		17,280,096	0.94

		34,155,049	1.85
CHEMICALS
Fuller (H.B.) Co.	382,780	8,972,363	0.48
Other securities[1]		34,078,128	1.85

		43,050,491	2.33
COAL
Other securities[1]		6,709,825	0.36

		6,709,825	0.36
COMMERCIAL SERVICES
Other securities[1]		79,824,110	4.31

		79,824,110	4.31
COMPUTERS
Other securities[1]		23,733,847	1.28

		23,733,847	1.28
DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	258,072	8,487,988	0.46
United Stationers Inc.[2]	197,190	9,171,307	0.50
Other securities[1]		14,078,312	0.75

		31,737,607	1.71
DIVERSIFIED FINANCIAL SERVICES
Piper Jaffray Companies Inc.[2]	133,458	8,090,224	0.44
Other securities[1]		9,066,276	0.49

		17,156,500	0.93
ELECTRIC
ALLETE Inc.	195,093	8,476,791	0.46
Cleco Corp.	363,619	9,177,744	0.50
Other securities[1]		34,912,084	1.88

		52,566,619	2.84
ELECTRICAL COMPONENTS & EQUIPMENT
Belden CDT Inc.	279,244	10,675,498	0.58
Other securities[1]		12,508,840	0.67

		23,184,338	1.25
ELECTRONICS
Benchmark Electronics Inc.[2]	415,313	11,163,613	0.60
Other securities[1]		83,030,622	4.49

		94,194,235	5.09

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[2]	202,980	$11,131,423	0.60%
Other securities[1]		14,581,920	0.79

		25,713,343	1.39
ENTERTAINMENT
Pinnacle Entertainment Inc.[2]	308,923	8,686,915	0.47

		8,686,915	0.47
ENVIRONMENTAL CONTROL
Aleris International Inc.[2]	201,977	10,207,918	0.55
Other securities[1]		3,363,070	0.18

		13,570,988	0.73
FOOD
Corn Products International Inc.[3]	472,879	15,387,483	0.83
Flowers Foods Inc.	335,070	9,006,682	0.49
Other securities[1]		33,915,426	1.83

		58,309,591	3.15
FOREST PRODUCTS & PAPER
Other securities[1]		19,181,251	1.04

		19,181,251	1.04
GAS
Atmos Energy Corp.	524,740	14,981,327	0.81
Energen Corp.	466,149	19,517,659	1.05
Piedmont Natural Gas Co.[3]	484,518	12,263,151	0.66
Southwest Gas Corp.	262,386	8,742,702	0.47
UGI Corp.	677,917	16,575,071	0.90
Other securities[1]		30,659,718	1.66

		102,739,628	5.55
HAND & MACHINE TOOLS
Regal-Beloit Corp.	198,648	8,641,188	0.47
Other securities[1]		5,732,037	0.31

		14,373,225	0.78
HEALTH CARE – PRODUCTS
Other securities[1]		35,184,301	1.90

		35,184,301	1.90
HEALTH CARE – SERVICES
Other securities[1]		11,791,625	0.64

		11,791,625	0.64
HOME BUILDERS
Standard-Pacific Corp.	415,381	9,761,453	0.53
Other securities[1]		10,928,109	0.59

		20,689,562	1.12
HOME FURNISHINGS
Other securities[1]		11,832,723	0.64

		11,832,723	0.64
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		9,938,020	0.54

		9,938,020	0.54
HOUSEWARES
Other securities[1]		6,486,810	0.35

		6,486,810	0.35
INSURANCE
Delphi Financial Group Inc. Class A	275,747	10,996,790	0.59
Selective Insurance Group Inc.	187,509	9,864,848	0.53
Other securities[1]		39,892,162	2.16

		60,753,800	3.28
INTERNET
Other securities[1]		10,151,821	0.55

		10,151,821	0.55
IRON & STEEL
Carpenter Technology Corp.	164,095	17,641,853	0.95
Chaparral Steel Co.[2]	297,302	10,126,106	0.55
Other securities[1]		11,028,301	0.60

		38,796,260	2.10
LEISURE TIME
Other securities[1]		6,874,586	0.37

		6,874,586	0.37
LODGING
Other securities[1]		8,758,621	0.47

		8,758,621	0.47
MACHINERY
Briggs & Stratton Corp.	329,510	9,078,001	0.49
IDEX Corp.	189,207	8,145,361	0.44
Manitowoc Co. Inc. (The)	194,106	8,694,008	0.47
Other securities[1]		37,728,167	2.04

		63,645,537	3.44

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	281,744	$12,791,178	0.69%
Other securities[1]		36,974,436	2.00

		49,765,614	2.69
MEDIA
Other securities[1]		1,871,823	0.10

		1,871,823	0.10
METAL FABRICATE & HARDWARE
Mueller Industries Inc.	237,291	8,345,524	0.45
Other securities[1]		27,443,179	1.48

		35,788,703	1.93
MINING
Other securities[1]		13,845,003	0.75

		13,845,003	0.75
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		2,729,000	0.15

		2,729,000	0.15
OFFICE FURNISHINGS
Other securities[1]		3,952,035	0.21

		3,952,035	0.21
OIL & GAS
Other securities[1]		4,224,527	0.23

		4,224,527	0.23
OIL & GAS SERVICES
Veritas DGC Inc.[2]	230,370	15,162,953	0.82
Other securities[1]		41,231,046	2.23

		56,393,999	3.05
PACKAGING & CONTAINERS
Other securities[1]		1,836,145	0.10

		1,836,145	0.10
PHARMACEUTICALS
Other securities[1]		9,629,996	0.52

		9,629,996	0.52
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	295,498	14,127,759	0.76
Entertainment Properties Trust	170,267	8,397,568	0.45
Essex Property Trust Inc.	87,838	10,663,533	0.58
Kilroy Realty Corp.	131,160	9,881,594	0.53
Mid-America Apartment Communities Inc.	154,478	9,457,143	0.51
National Retail Properties Inc.	374,043	8,079,329	0.44
Senior Housing Properties Trust	411,260	8,776,288	0.47
Other securities[1]		47,892,231	2.60

		117,275,445	6.34
RETAIL
Longs Drug Stores Corp.	183,172	8,427,744	0.46
Zale Corp.[2]	310,006	8,599,566	0.46
Other securities[1]		107,713,366	5.82

		124,740,676	6.74
SAVINGS & LOANS
Other securities[1]		31,545,772	1.70

		31,545,772	1.70
SEMICONDUCTORS
Other securities[1]		61,354,519	3.31

		61,354,519	3.31
SOFTWARE
THQ Inc.[2,3]	413,705	12,067,775	0.65
Other securities[1]		40,914,574	2.21

		52,982,349	2.86
STORAGE & WAREHOUSING
Other securities[1]		2,332,461	0.13

		2,332,461	0.13
TELECOMMUNICATIONS
Anixter International Inc.	216,465	12,223,779	0.66
Other securities[1]		28,608,781	1.55

		40,832,560	2.21
TEXTILES
Other securities[1]		3,992,333	0.22

		3,992,333	0.22
TOYS, GAMES & HOBBIES
Other securities[1]		4,989,975	0.27

		4,989,975	0.27
TRANSPORTATION
Kansas City Southern Industries Inc.[2,3]	486,598	13,288,991	0.72

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Other securities[1]		$30,628,505	1.65%

		43,917,496	2.37
WATER
Other securities[1]		4,179,386	0.23

		4,179,386	0.23

TOTAL COMMON STOCKS (Cost: $1,759,155,932)		1,848,246,038	99.87
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		2,063,169	0.11

		2,063,169	0.11
COMMERCIAL PAPER[4]
Other securities[1]		6,523,152	0.35

		6,523,152	0.35
MEDIUM-TERM NOTES[4]
Other securities[1]		1,700,159	0.09

		1,700,159	0.09
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	5,507,414	5,507,414	0.30

		5,507,414	0.30
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		10,274,588	0.56

		10,274,588	0.56
TIME DEPOSITS[4]
Other securities[1]		74,154	0.00

		74,154	0.00
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		27,554,897	1.49

		27,554,897	1.49

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,697,533)		53,697,533	2.90

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,812,853,465)		1,901,943,571	102.77
Other Assets, Less Liabilities		(51,230,126)	(2.77)

NET ASSETS		$1,850,713,445	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $10,274,588, due 10/2/06 to 6/4/07, with a total maturity value of $10,290,177 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $11,093,743, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$288,162	0.18%

		288,162	0.18
AEROSPACE & DEFENSE
Boeing Co. (The)	9,330	735,670	0.46
United Technologies Corp.	11,822	748,924	0.47
Other securities[1]		1,671,163	1.04

		3,155,757	1.97
AGRICULTURE
Altria Group Inc.	24,526	1,877,465	1.17
Other securities[1]		846,842	0.53

		2,724,307	1.70
AIRLINES
Other securities[1]		220,064	0.14

		220,064	0.14
APPAREL
Other securities[1]		734,265	0.46

		734,265	0.46
AUTO MANUFACTURERS
Other securities[1]		632,762	0.40

		632,762	0.40
AUTO PARTS & EQUIPMENT
Other securities[1]		290,545	0.18

		290,545	0.18
BANKS
Bank of America Corp.	53,005	2,839,478	1.78
U.S. Bancorp	20,772	690,046	0.43
Wachovia Corp.	19,157	1,068,961	0.67
Wells Fargo & Co.	39,424	1,426,360	0.89
Other securities[1]		4,639,986	2.90

		10,664,831	6.67
BEVERAGES
Coca-Cola Co. (The)	23,903	1,067,986	0.67
PepsiCo Inc.	19,330	1,261,476	0.79
Other securities[1]		763,436	0.47

		3,092,898	1.93
BIOTECHNOLOGY
Amgen Inc.[2]	13,732	982,250	0.62
Other securities[1]		747,300	0.46

		1,729,550	1.08
BUILDING MATERIALS
Other securities[1]		360,723	0.23

		360,723	0.23
CHEMICALS
Other securities[1]		2,337,954	1.46

		2,337,954	1.46
COAL
Other securities[1]		248,645	0.16

		248,645	0.16
COMMERCIAL SERVICES
Other securities[1]		1,639,636	1.03

		1,639,636	1.03
COMPUTERS
Apple Computer Inc.[2]	9,944	765,986	0.48
Hewlett-Packard Co.	32,119	1,178,446	0.74
International Business Machines Corp.	17,838	1,461,646	0.91
Other securities[1]		2,568,696	1.61

		5,974,774	3.74
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	37,192	2,305,160	1.44
Other securities[1]		637,761	0.40

		2,942,921	1.84
DISTRIBUTION & WHOLESALE
Other securities[1]		406,494	0.25

		406,494	0.25
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	14,104	790,952	0.49
Citigroup Inc.	57,900	2,875,893	1.80
Goldman Sachs Group Inc. (The)	5,046	853,632	0.53
JP Morgan Chase & Co.	40,665	1,909,628	1.19
Merrill Lynch & Co. Inc.	10,405	813,879	0.51
Morgan Stanley	12,536	914,000	0.57
Other securities[1]		4,299,744	2.70

		12,457,728	7.79

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$5,251,475	3.28%

		5,251,475	3.28
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		689,493	0.43

		689,493	0.43
ELECTRONICS
Other securities[1]		1,254,397	0.78

		1,254,397	0.78
ENERGY – ALTERNATE SOURCES
Other securities[1]		10,928	0.01

		10,928	0.01
ENGINEERING & CONSTRUCTION
Other securities[1]		231,718	0.15

		231,718	0.15
ENTERTAINMENT
Other securities[1]		249,830	0.16

		249,830	0.16
ENVIRONMENTAL CONTROL
Other securities[1]		418,204	0.26

		418,204	0.26
FOOD
Other securities[1]		2,342,015	1.46

		2,342,015	1.46
FOREST PRODUCTS & PAPER
Other securities[1]		678,476	0.42

		678,476	0.42
GAS
Other securities[1]		632,616	0.40

		632,616	0.40
HAND & MACHINE TOOLS
Other securities[1]		224,856	0.14

		224,856	0.14
HEALTH CARE – PRODUCTS
Johnson & Johnson	34,265	2,225,169	1.39
Other securities[1]		3,009,173	1.88

		5,234,342	3.27
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	15,756	775,195	0.49
Other securities[1]		2,141,225	1.33

		2,916,420	1.82
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		49,671	0.03

		49,671	0.03
HOME BUILDERS
Other securities[1]		565,223	0.35

		565,223	0.35
HOME FURNISHINGS
Other securities[1]		179,989	0.11

		179,989	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		802,792	0.50

		802,792	0.50
HOUSEWARES
Other securities[1]		117,396	0.07

		117,396	0.07
INSURANCE
American International Group Inc.	30,445	2,017,286	1.26
Other securities[1]		5,961,234	3.73

		7,978,520	4.99
INTERNET
Google Inc. Class A2	2,493	1,001,937	0.63
Other securities[1]		1,415,581	0.88

		2,417,518	1.51
IRON & STEEL
Other securities[1]		461,530	0.29

		461,530	0.29
LEISURE TIME
Other securities[1]		562,906	0.35

		562,906	0.35
LODGING
Other securities[1]		677,663	0.42

		677,663	0.42
MACHINERY
Other securities[1]		1,285,715	0.80

		1,285,715	0.80

SUMMARY SCHEDULES OF INVESTMENTS	53

Fund Performance Overview (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	120,867	$4,266,605	2.67%
Tyco International Ltd.	23,666	662,411	0.41
Other securities[1]		2,917,412	1.83

		7,846,428	4.91
MEDIA
Comcast Corp. Class A2	24,557	904,925	0.57
Time Warner Inc.	47,559	867,001	0.54
Walt Disney Co. (The)	24,540	758,531	0.47
Other securities[1]		2,126,912	1.33

		4,657,369	2.91
METAL FABRICATE & HARDWARE
Other securities[1]		249,813	0.16

		249,813	0.16
MINING
Other securities[1]		954,263	0.60

		954,263	0.60
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		308,385	0.19

		308,385	0.19
OFFICE FURNISHINGS
Other securities[1]		59,880	0.04

		59,880	0.04
OIL & GAS
Chevron Corp.	25,759	1,670,729	1.04
ConocoPhillips	19,303	1,149,108	0.72
Exxon Mobil Corp.	69,601	4,670,227	2.92
Other securities[1]		4,146,741	2.60

		11,636,805	7.28
OIL & GAS SERVICES
Schlumberger Ltd.	13,841	858,557	0.54
Other securities[1]		1,539,447	0.96

		2,398,004	1.50
PACKAGING & CONTAINERS
Other securities[1]		248,194	0.16

		248,194	0.16
PHARMACEUTICALS
Abbott Laboratories	17,867	867,622	0.54
Lilly (Eli) & Co.	11,552	658,464	0.41
Merck & Co. Inc.	25,488	1,067,947	0.67
Pfizer Inc.	85,407	2,422,143	1.52
Wyeth	15,740	800,222	0.50
Other securities[1]		3,351,222	2.09

		9,167,620	5.73
PIPELINES
Other securities[1]		623,490	0.39

		623,490	0.39
REAL ESTATE
Other securities[1]		66,135	0.04

		66,135	0.04
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		2,231,699	1.40

		2,231,699	1.40
RETAIL
Home Depot Inc.	24,142	875,630	0.55
Wal-Mart Stores Inc.	28,833	1,422,044	0.89
Other securities[1]		7,512,617	4.70

		9,810,291	6.14
SAVINGS & LOANS
Other securities[1]		1,056,744	0.66

		1,056,744	0.66
SEMICONDUCTORS
Intel Corp.	67,621	1,390,964	0.87
Other securities[1]		3,148,943	1.97

		4,539,907	2.84
SOFTWARE
Microsoft Corp.	101,158	2,764,648	1.73
Oracle Corp.[2]	47,148	836,406	0.52
Other securities[1]		2,629,382	1.65

		6,230,436	3.90
STORAGE & WAREHOUSING
Other securities[1]		10,938	0.01

		10,938	0.01
TELECOMMUNICATIONS
AT&T Inc.	45,486	1,481,024	0.93
BellSouth Corp.	21,235	907,796	0.57
Cisco Systems Inc.[2]	71,493	1,644,339	1.03
Motorola Inc.	28,768	719,200	0.45

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
QUALCOMM Inc.	19,394	$704,972	0.44%
Verizon Communications Inc.	33,985	1,261,863	0.79
Other securities[1]		2,615,324	1.63

		9,334,518	5.84
TEXTILES
Other securities[1]		121,938	0.08

		121,938	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		149,509	0.09

		149,509	0.09
TRANSPORTATION
United Parcel Service Inc. Class B	12,667	911,264	0.57
Other securities[1]		1,914,186	1.20

		2,825,450	1.77
TRUCKING & LEASING
Other securities[1]		25,443	0.02

		25,443	0.02
WATER
Other securities[1]		40,253	0.03

		40,253	0.03

TOTAL COMMON STOCKS (Cost: $144,622,206)		159,729,221	99.90
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		6,482	0.00

		6,482	0.00
COMMERCIAL PAPER[3]
Other securities[1]		20,496	0.01

		20,496	0.01
MEDIUM-TERM NOTES[3]
Other securities[1]		5,341	0.00

		5,341	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	718,508	718,508	0.45

		718,508	0.45
REPURCHASE AGREEMENTS[3]
Fully collateralizedrepurchase agreements[6]		32,282	0.02

		32,282	0.02
TIME DEPOSITS[3]
Other securities[1]		233	0.00

		233	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		86,566	0.06

		86,566	0.06

TOTAL SHORT-TERM INVESTMENTS (Cost: $869,908)		869,908	0.54

TOTAL INVESTMENTS IN SECURITIES (Cost: $145,492,114)		160,599,129	100.44
SHORT POSITIONS[7]
COMMON STOCKS
Tim Hortons Inc.	(1,847)	(48,576)	(0.03)

		(48,576)	(0.03)

TOTAL SHORT POSITIONS (Proceeds: $48,427)		(48,576)	(0.03)
Other Assets, Less Liabilities		(656,209)	(0.41)

NET ASSETS		$159,894,344	100.00%

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $32,282, due 10/2/06 to 6/4/07, with a total maturity value of $32,332 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $34,855, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
BIOTECHNOLOGY
Affymetrix Inc.[1]	471,009	$10,154,955	0.67%
Alexion Pharmaceuticals Inc.[1]	304,619	10,350,954	0.68
Amgen Inc.[1]	3,327,813	238,038,464	15.64
Biogen Idec Inc.[1]	1,214,360	54,257,605	3.56
Celgene Corp.[1]	1,387,097	60,061,300	3.95
Digene Corp.[1]	308,669	13,319,067	0.87
Exelixis Inc.[1]	1,024,231	8,921,052	0.59
Genzyme Corp.[1]	832,038	56,137,604	3.69
Illumina Inc.[1]	381,992	12,621,016	0.83
Invitrogen Corp.[1]	213,744	13,553,507	0.89
LifeCell Corp.[1]	283,266	9,126,831	0.60
MedImmune Inc.[1]	844,121	24,656,774	1.62
Millennium Pharmaceuticals Inc.[1]	1,136,519	11,308,364	0.74
Myogen Inc.[1]	350,489	12,295,154	0.81
Myriad Genetics Inc.[1]	347,567	8,567,527	0.56
Nektar Therapeutics[1,2]	1,021,510	14,719,959	0.97
Neurochem Inc.[1,2]	443,639	8,220,631	0.54
PDL BioPharma Inc.[1]	801,761	15,393,811	1.01
Qiagen NV1,2	828,761	13,127,574	0.86
Regeneron Pharmaceuticals Inc.[1]	744,590	11,682,617	0.77
Telik Inc.[1,2]	529,801	9,425,160	0.62
Vertex Pharmaceuticals Inc.[1,2]	1,078,177	36,280,656	2.38
Other securities[3]		121,608,770	7.98

		773,829,352	50.83
COMMERCIAL SERVICES
Other securities[3]		3,381,281	0.22

		3,381,281	0.22
HEALTH CARE – PRODUCTS
Gen-Probe Inc.[1]	330,777	15,510,134	1.02
TECHNE Corp.[1]	238,627	12,136,569	0.80
Other securities[3]		14,689,877	0.96

		42,336,580	2.78
PHARMACEUTICALS
Abraxis BioScience Inc.[1]	759,758	21,106,077	1.39
Adams Respiratory Therapeutics Inc.[1]	303,166	11,092,844	0.73
Adolor Corp.[1]	575,530	7,982,601	0.52
Alkermes Inc.[1]	812,774	12,882,468	0.85
Amylin Pharmaceuticals Inc.[1,2]	534,153	23,540,123	1.55
Axcan Pharma Inc.[1]	673,075	9,194,204	0.60
BioMarin Pharmaceutical Inc.[1]	957,111	13,619,690	0.89
Cephalon Inc.[1,2]	257,030	15,871,602	1.04
Cubist Pharmaceuticals Inc.[1,2]	586,608	12,752,858	0.84
Endo Pharmaceuticals Holdings Inc.[1]	603,827	19,654,569	1.29
Gilead Sciences Inc.[1]	1,442,615	99,107,651	6.51
ImClone Systems Inc.[1]	353,216	10,003,077	0.66
Kos Pharmaceuticals Inc.[1]	395,619	19,551,491	1.28
MannKind Corp.[1,2]	526,740	10,008,060	0.66
Medarex Inc.[1]	1,572,030	16,883,602	1.11
MGI Pharma Inc.[1]	596,467	10,265,197	0.67
Nuvelo Inc.[1]	447,826	8,168,346	0.54
Onyx Pharmaceuticals Inc.[1,2]	522,192	9,028,700	0.59
OSI Pharmaceuticals Inc.[1,2]	468,528	17,583,856	1.16
Perrigo Co.	866,901	14,711,310	0.97
Sepracor Inc.[1,2]	484,996	23,493,206	1.54
Shire PLC ADR	447,829	22,118,274	1.45
Teva Pharmaceutical Industries Ltd. ADR	1,948,398	66,420,888	4.36
United Therapeutics Inc.[1]	249,961	13,132,951	0.86
Zymogenetics Inc.[1]	726,230	12,251,500	0.80
Other securities[3]		202,049,798	13.28

		702,474,943	46.14

TOTAL COMMON STOCKS (Cost: $1,919,951,599)		1,522,022,156	99.97

SUMMARY SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2006

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[3]		$6,344,291	0.42%

		6,344,291	0.42
COMMERCIAL PAPER[4]
Other securities[3]		20,058,831	1.32

		20,058,831	1.32
MEDIUM-TERM NOTES[4]
Other securities[3]		5,228,021	0.34

		5,228,021	0.34
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	693,591	693,591	0.05

		693,591	0.05
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$31,594,586	31,594,586	2.07

		31,594,586	2.07
TIME DEPOSITS[4]
Other securities[3]		228,027	0.01

		228,027	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[3]		84,731,883	5.57

		84,731,883	5.57

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,879,230)		148,879,230	9.78

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,068,830,829)		1,670,901,386	109.75
Other Assets, Less Liabilities		(148,507,535)	(9.75)

NET ASSETS		$1,522,393,851	100.00%

ADR – American Depositary Receipts

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $31,594,586, due 10/2/06 to 6/4/07, with a total maturity value of $31,642,519 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $34,113,493, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2006

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,548,849,343	$16,221,078,291	$3,632,055,529	$3,336,459,611	$3,533,572,082	$1,701,776,795

Affiliated issuers[a]	$10,523,538	$85,564,526	$14,008,168	$20,318,426	$13,169,812	$2,078,513

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,616,324,104	$17,331,562,775	$3,839,782,807	$3,738,269,600	$3,894,073,346	$1,690,285,504
Affiliated issuers[a]	10,523,538	85,564,526	14,008,168	20,318,426	13,169,812	2,078,513
Receivables:
Investment securities sold	31,371,940	8,510,442	15,381,473	16,015,992	15,801,245	15,039,525
Dividends and interest	2,723,596	19,091,353	3,039,006	5,065,710	2,680,345	655,345
Capital shares sold	294,717	—	55,964	81,930	30,402	—
Capital shares redeemed	—	—	—	—	1,348,364	—

Total Assets	2,661,237,895	17,444,729,096	3,872,267,418	3,779,751,658	3,927,103,514	1,708,058,887

LIABILITIES
Payables:
Investment securities purchased	31,680,891	14,729,076	15,344,179	15,949,428	16,057,844	14,836,199
Collateral for securities on loan (Note 5)	320,926	5,450,661	—	1,140,925	94,006,941	55,296,958
Capital shares redeemed	283,128	713,783	—	190,779	—	—
Short positions, at value (Proceeds: $—, $5,993,962, $15,381,473, $—, $59,297 and $—, respectively)	—	6,012,364	15,392,381	—	59,297	—
Distribution to shareholders	9,953,147	80,816,586	12,218,894	18,723,583	11,437,425	1,619,971
Investment advisory fees (Note 2)	355,678	1,337,900	546,580	541,254	624,215	333,327

Total Liabilities	42,593,770	109,060,370	43,502,034	36,545,969	122,185,722	72,086,455

NET ASSETS	$2,618,644,125	$17,335,668,726	$3,828,765,384	$3,743,205,689	$3,804,917,792	$1,635,972,432

Net assets consist of:
Paid-in capital	$2,554,708,002	$16,269,486,578	$3,734,555,964	$3,395,267,863	$3,355,532,950	$1,622,103,814
Undistributed net investment income	320,166	4,352,418	315,719	1,331,236	1,347,187	158,660
Undistributed net realized gain (accumulated net realized loss)	(3,858,804)	(48,636,352)	(113,822,669)	(55,203,399)	87,536,391	25,201,249
Net unrealized appreciation (depreciation) on investments	67,474,761	1,110,466,082	207,716,370	401,809,989	360,501,264	(11,491,291)

NET ASSETS	$2,618,644,125	$17,335,668,726	$3,828,765,384	$3,743,205,689	$3,804,917,792	$1,635,972,432

Shares outstanding	42,200,000	129,650,000	62,050,000	52,100,000	50,500,000	21,700,000

Net asset value per share	$62.05	$133.71	$61.70	$71.85	$75.34	$75.39

[a]	See Note 2.

[b]	Securities on loan with market values of $314,147, $5,338,370, $ —, $1,117,337, $91,660,280 and $53,734,121, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2006

	iShares S&P					iShares Nasdaq
	MidCap 400 Value Index Fund	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,273,967,347	$5,024,485,500	$1,230,768,826	$1,807,346,051	$144,773,606	$2,068,137,238

Affiliated issuers[a]	$12,416,379	$10,848,705	$1,384,845	$5,507,414	$718,508	$693,591

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,406,590,181	$4,776,450,654	$1,337,117,291	$1,896,436,157	$159,880,621	$1,670,207,795
Affiliated issuers[a]	12,416,379	10,848,705	1,384,845	5,507,414	718,508	693,591
Receivables:
Investment securities sold	16,006,830	26,175,883	14,635,088	3,180,247	49,149	—
Dividends and interest	2,265,207	4,638,279	746,107	2,444,394	169,247	301,755
Capital shares sold	—	29,266	—	14,507	—	9,353

Total Assets	2,437,278,597	4,818,142,787	1,353,883,331	1,907,582,719	160,817,525	1,671,212,494

LIABILITIES
Payables:
Investment securities purchased	15,263,259	25,338,254	14,143,726	3,250,229	41,850	—
Collateral for securities on loan (Note 5)	52,642,320	252,042,195	88,739,157	48,190,119	151,400	148,185,639
Capital shares redeemed	25,851	548,962	—	—	—	5,862
Short positions, at value (Proceeds: $124,528, $547,315, $ —, $ —, $48,427 and $ —, respectively)	124,548	547,400	—	—	48,576	—
Distribution to shareholders	10,963,262	9,441,807	957,463	5,057,069	655,358	—
Investment advisory fees (Note 2)	488,698	774,718	257,880	371,857	25,997	627,142

Total Liabilities	79,507,938	288,693,336	104,098,226	56,869,274	923,181	148,818,643

NET ASSETS	$2,357,770,659	$4,529,449,451	$1,249,785,105	$1,850,713,445	$159,894,344	$1,522,393,851

Net assets consist of:
Paid-in capital	$2,246,462,323	$4,655,660,371	$1,139,124,288	$1,735,548,515	$145,424,301	$2,049,411,618
Undistributed net investment income (accumulated net investment loss)	896,828	2,419,904	513,594	1,459,523	38,762	(2,464,239)
Undistributed net realized gain (accumulated net realized loss)	(22,211,306)	119,404,107	3,798,758	24,615,301	(675,585)	(126,624,085)
Net unrealized appreciation (depreciation) on investments	132,622,814	(248,034,931)	106,348,465	89,090,106	15,106,866	(397,929,443)

NET ASSETS	$2,357,770,659	$4,529,449,451	$1,249,785,105	$1,850,713,445	$159,894,344	$1,522,393,851

Shares outstanding	31,900,000	73,800,000	10,450,000	26,500,000	1,350,000	20,650,000

Net asset value per share	$73.91	$61.37	$119.60	$69.84	$118.44	$73.72

[a]	See Note 2.

[b]	Securities on loan with market values of $51,239,835, $245,407,379, $86,452,587, $46,614,985, $147,240 and $140,723,843, respectively. See Note 5.

See notes to the financial statements.

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$16,464,113	$161,408,972	$25,611,404	$37,717,885	$26,608,015	$5,286,761
Interest from affiliated issuers[a]	38,876	440,566	79,680	74,783	85,751	45,557
Securities lending income	8,541	127,244	465	42,150	193,477	117,695

Total investment income	16,511,530	161,976,782	25,691,549	37,834,818	26,887,243	5,450,013

EXPENSES
Investment advisory fees (Note 2)	1,472,021	8,012,527	3,072,937	2,968,327	3,837,075	2,236,662

Total expenses	1,472,021	8,012,527	3,072,937	2,968,327	3,837,075	2,236,662

Net investment income	15,039,509	153,964,255	22,618,612	34,866,491	23,050,168	3,213,351

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,694,609)	(61,751,452)	(4,801,344)	(10,562,690)	(31,100,371)	10,142,779
In-kind redemptions	22,137,724	639,292,287	33,510,556	36,850,807	173,385,487	85,830,042
Short positions	—	—	(51,602)	—	—	—

Net realized gain	13,443,115	577,540,835	28,657,610	26,288,117	142,285,116	95,972,821

Net change in unrealized appreciation (depreciation) on:
Investments	107,000,546	(52,637,134)	39,902,270	137,157,509	(339,079,843)	(219,243,130)
Short positions	—	(18,402)	(7,761)	—	—	—

Net change in unrealized appreciation (depreciation)	107,000,546	(52,655,536)	39,894,509	137,157,509	(339,079,843)	(219,243,130)

Net realized and unrealized gain (loss)	120,443,661	524,885,299	68,552,119	163,445,626	(196,794,727)	(123,270,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,483,170	$678,849,554	$91,170,731	$198,312,117	$(173,744,559)	$(120,056,958)

[a]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares S&P					iShares Nasdaq
	MidCap 400 Value Index Fund	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$26,230,192	$23,422,827	$3,346,386	$13,001,301	$1,370,626	$366,330
Interest from affiliated issuers[b]	51,407	60,037	19,339	22,975	3,776	19,785
Securities lending income	110,007	746,728	209,348	276,764	2,108	985,231

Total investment income	26,391,606	24,229,592	3,575,073	13,301,040	1,376,510	1,371,346

EXPENSES
Investment advisory fees (Note 2)	3,149,630	4,788,019	1,698,913	2,279,772	150,917	3,835,585

Total expenses	3,149,630	4,788,019	1,698,913	2,279,772	150,917	3,835,585

Net investment income (loss)	23,241,976	19,441,573	1,876,160	11,021,268	1,225,593	(2,464,239)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(14,573,497)	(19,873,351)	9,872,373	13,817,945	(8,144)	(42,168,555)
In-kind redemptions	70,393,099	197,904,965	50,035,751	62,272,228	–	42,231,296

Net realized gain (loss)	55,819,602	178,031,614	59,908,124	76,090,173	(8,144)	62,741

Net change in unrealized appreciation (depreciation) on:
Investments	(153,731,537)	(472,481,449)	(179,281,864)	(161,407,355)	3,254,385	(212,615,169)
Short positions	(20)	(85)	–	–	(149)	–

Net change in unrealized appreciation (depreciation)	(153,731,557)	(472,481,534)	(179,281,864)	(161,407,355)	3,254,236	(212,615,169)

Net realized and unrealized gain (loss)	(97,911,955)	(294,449,920)	(119,373,740)	(85,317,182)	3,246,092	(212,552,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(74,669,979)	$(275,008,347)	$(117,497,580)	$(74,295,914)	$4,471,685	$(215,016,667)

[a]	Net of foreign withholding tax of $—, $10,100, $—, $7,287, $14 and $48,726, respectively.

[b]	See Note 2.

See notes to the financial statements.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,039,509	$14,736,535	$153,964,255	$247,091,092	$22,618,612	$38,107,828
Net realized gain	13,443,115	42,290,340	577,540,835	415,741,520	28,657,610	221,929,253
Net change in unrealized appreciation (depreciation)	107,000,546	1,727,855	(52,655,536)	861,698,106	39,894,509	(16,385,373)

Net increase in net assets resulting from operations	135,483,170	58,754,730	678,849,554	1,524,530,718	91,170,731	243,651,708

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,853,633)	(13,297,391)	(150,120,574)	(219,005,316)	(22,535,402)	(34,681,370)
Return of capital	—	—	—	(3,246,382)	—	—

Total distributions to shareholders	(14,853,633)	(13,297,391)	(150,120,574)	(222,251,698)	(22,535,402)	(34,681,370)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,973,089,430	1,348,713,203	2,751,110,401	5,414,680,403	567,200,098	1,213,613,295
Cost of shares redeemed	(355,400,820)	(1,309,261,343)	(2,609,584,662)	(2,565,371,009)	(221,354,582)	(349,399,988)

Net increase in net assets from capital share transactions	1,617,688,610	39,451,860	141,525,739	2,849,309,394	345,845,516	864,213,307

INCREASE IN NET ASSETS	1,738,318,147	84,909,199	670,254,719	4,151,588,414	414,480,845	1,073,183,645
NET ASSETS
Beginning of period	880,325,978	795,416,779	16,665,414,007	12,513,825,593	3,414,284,539	2,341,100,894

End of period	$2,618,644,125	$880,325,978	$17,335,668,726	$16,665,414,007	$3,828,765,384	$3,414,284,539

Undistributed net investment income included in net assets at end of period	$320,166	$134,290	$4,352,418	$508,737	$315,719	$232,509

SHARES ISSUED AND REDEEMED
Shares sold	33,300,000	23,750,000	21,350,000	43,250,000	9,500,000	20,800,000
Shares redeemed	(6,100,000)	(22,950,000)	(20,300,000)	(20,800,000)	(3,700,000)	(5,950,000)

Net increase in shares outstanding	27,200,000	800,000	1,050,000	22,450,000	5,800,000	14,850,000

See notes to the financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund		iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400 Growth Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[a]	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$34,866,491	$62,909,357	$23,050,168	$36,131,403	$3,213,351	$9,045,772
Net realized gain	26,288,117	226,115,524	142,285,116	245,966,529	95,972,821	243,470,802
Net change in unrealized appreciation (depreciation)	137,157,509	122,405,877	(339,079,843)	327,843,799	(219,243,130)	47,133,078

Net increase (decrease) in net assets resulting from operations	198,312,117	411,430,758	(173,744,559)	609,941,731	(120,056,958)	299,649,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,975,898)	(55,243,139)	(22,504,518)	(35,697,786)	(3,108,253)	(7,797,749)

Total distributions to shareholders	(33,975,898)	(55,243,139)	(22,504,518)	(35,697,786)	(3,108,253)	(7,797,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	657,373,013	419,020,270	520,707,967	1,345,004,869	162,663,444	991,516,190
Cost of shares redeemed	(167,227,203)	(390,969,923)	(400,748,993)	(454,378,610)	(393,544,999)	(405,610,371)

Net increase (decrease) in net assets from capital share transactions	490,145,810	28,050,347	119,958,974	890,626,259	(230,881,555)	585,905,819

INCREASE (DECREASE) IN NET ASSETS	654,482,029	384,237,966	(76,290,103)	1,464,870,204	(354,046,766)	877,757,722
NET ASSETS
Beginning of period	3,088,723,660	2,704,485,694	3,881,207,895	2,416,337,691	1,990,019,198	1,112,261,476

End of period	$3,743,205,689	$3,088,723,660	$3,804,917,792	$3,881,207,895	$1,635,972,432	$1,990,019,198

Undistributed net investment income included in net assets at end of period	$1,331,236	$440,643	$1,347,187	$801,537	$158,660	$53,562

SHARES ISSUED AND REDEEMED
Shares sold	9,450,000	6,600,000	6,750,000	18,650,000	2,150,000	13,650,000
Shares redeemed	(2,400,000)	(5,950,000)	(5,250,000)	(6,350,000)	(5,200,000)	(5,500,000)

Net increase (decrease) in shares outstanding	7,050,000	650,000	1,500,000	12,300,000	(3,050,000)	8,150,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

See notes to the financial statements.

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Value Index Fund		iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[a]	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[b]	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,241,976	$38,073,517	$19,441,573	$36,286,471	$1,876,160	$6,288,838
Net realized gain	55,819,602	342,551,153	178,031,614	736,683,609	59,908,124	159,759,679
Net change in unrealized appreciation (depreciation)	(153,731,557)	70,281,059	(472,481,534)	111,770,820	(179,281,864)	94,653,357

Net increase (decrease) in net assets resulting from operations	(74,669,979)	450,905,729	(275,008,347)	884,740,900	(117,497,580)	260,701,874

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,804,282)	(38,413,519)	(17,673,981)	(30,079,551)	(1,601,066)	(5,447,837)
Return of capital	—	(1,868,212)	—	(1,240,629)	—	—

Total distributions to shareholders	(22,804,282)	(40,281,731)	(17,673,981)	(31,320,180)	(1,601,066)	(5,447,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	209,562,538	885,145,670	1,127,661,302	4,472,321,996	76,819,782	368,472,409
Cost of shares redeemed	(391,696,369)	(511,381,223)	(1,272,123,293)	(3,604,613,589)	(184,254,473)	(137,951,614)

Net increase (decrease) in net assets from capital share transactions	(182,133,831)	373,764,447	(144,461,991)	867,708,407	(107,434,691)	230,520,795

INCREASE (DECREASE) IN NET ASSETS	(279,608,092)	784,388,445	(437,144,319)	1,721,129,127	(226,533,337)	485,774,832
NET ASSETS
Beginning of period	2,637,378,751	1,852,990,306	4,966,593,770	3,245,464,643	1,476,318,442	990,543,610

End of period	$2,357,770,659	$2,637,378,751	$4,529,449,451	$4,966,593,770	$1,249,785,105	$1,476,318,442

Undistributed net investment income included in net assets at end of period	$896,828	$459,134	$2,419,904	$652,312	$513,594	$238,500

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	12,750,000	18,300,000	77,000,000	600,000	3,200,000
Shares redeemed	(5,300,000)	(7,450,000)	(20,700,000)	(62,000,000)	(1,550,000)	(1,200,000)

Net increase (decrease) in shares outstanding	(2,500,000)	5,300,000	(2,400,000)	15,000,000	(950,000)	2,000,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005.

See notes to the financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund		iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[a]	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,021,268	$19,675,536	$1,225,593	$1,943,569	$(2,464,239)	$(5,717,915)
Net realized gain (loss)	76,090,173	223,541,917	(8,144)	1,870,311	62,741	303,817,375
Net change in unrealized appreciation (depreciation)	(161,407,355)	108,264,048	3,254,236	10,667,988	(212,615,169)	92,898,640

Net increase (decrease) in net assets resulting from operations	(74,295,914)	351,481,501	4,471,685	14,481,868	(215,016,667)	390,998,100

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,302,240)	(15,389,359)	(1,192,302)	(1,782,997)	—	—
Return of capital	—	(1,382,214)	—	(6,980)	—	—

Total distributions to shareholders	(10,302,240)	(16,771,573)	(1,192,302)	(1,789,977)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	370,840,955	281,616,101	23,272,623	58,854,311	1,484,435,388	3,155,563,288
Cost of shares redeemed	(297,057,033)	(327,203,726)	—	(11,118,815)	(1,779,048,854)	(2,593,740,287)

Net increase (decrease) in net assets from capital share transactions	73,783,922	(45,587,625)	23,272,623	47,735,496	(294,613,466)	561,823,001

INCREASE (DECREASE) IN NET ASSETS	(10,814,232)	289,122,303	26,552,006	60,427,387	(509,630,133)	952,821,101
NET ASSETS
Beginning of period	1,861,527,677	1,572,405,374	133,342,338	72,914,951	2,032,023,984	1,079,202,883

End of period	$1,850,713,445	$1,861,527,677	$159,894,344	$133,342,338	$1,522,393,851	$2,032,023,984

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$1,459,523	$740,495	$38,762	$5,471	$(2,464,239)	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	4,300,000	200,000	550,000	20,250,000	41,800,000
Shares redeemed	(4,250,000)	(5,250,000)	—	(100,000)	(24,300,000)	(34,000,000)

Net increase (decrease) in shares outstanding	950,000	(950,000)	200,000	450,000	(4,050,000)	7,800,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

See notes to the financial statements.

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$58.69	$56.02	$55.24	$43.05	$57.85	$59.17

Income from investment operations:
Net investment income	0.61[a]	1.12	1.20	0.89	0.66	0.61
Net realized and unrealized gain (loss)[b]	3.22	2.57	0.89	12.21	(14.79)	(1.34)

Total from investment operations	3.83	3.69	2.09	13.10	(14.13)	(0.73)

Less distributions from:
Net investment income	(0.47)	(1.02)	(1.31)	(0.91)	(0.67)	(0.59)

Total distributions	(0.47)	(1.02)	(1.31)	(0.91)	(0.67)	(0.59)

Net asset value, end of period	$62.05	$58.69	$56.02	$55.24	$43.05	$57.85

Total return	6.55%[c]	6.65%	3.81%	30.55%	(24.49)%	(1.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,618,644	$880,326	$795,417	$392,221	$299,211	$115,703
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.04%	1.96%	2.41%	1.68%	1.63%	1.12%
Portfolio turnover rate[e]	4%	12%	6%	5%	4%	13%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$129.59	$117.89	$112.92	$85.04	$115.00	$116.24

Income from investment operations:
Net investment income	1.17 [a]	2.16	2.20	1.66	1.53	1.39
Net realized and unrealized gain (loss)[b]	4.10	11.46	5.23	27.91	(29.97)	(1.25)

Total from investment operations	5.27	13.62	7.43	29.57	(28.44)	0.14

Less distributions from:
Net investment income	(1.15)	(1.89)	(2.46)	(1.69)	(1.52)	(1.38)
Return of capital	—	(0.03)	—	—	—	—

Total distributions	(1.15)	(1.92)	(2.46)	(1.69)	(1.52)	(1.38)

Net asset value, end of period	$133.71	$129.59	$117.89	$112.92	$85.04	$115.00

Total return	4.11%[c]	11.62%	6.63%	34.93%	(24.80)%	0.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,335,669	$16,665,414	$12,513,826	$8,491,679	$4,681,323	$4,208,946
Ratio of expenses to average net assets[d]	0.09%	0.10%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	1.82%	1.78%	2.02%	1.66%	1.67%	1.27%
Portfolio turnover rate[e]	2%	7%	6%	3%	5%	3%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$60.70	$56.55	$55.47	$44.38	$58.82	$56.61

Income from investment operations:
Net investment income	0.39 [a]	0.74	1.01	0.61	0.51	0.43
Net realized and unrealized gain (loss)[b]	0.99	4.07	1.17	11.10	(14.44)	2.19

Total from investment operations	1.38	4.81	2.18	11.71	(13.93)	2.62

Less distributions from:
Net investment income	(0.38)	(0.66)	(1.10)	(0.62)	(0.51)	(0.41)

Total distributions	(0.38)	(0.66)	(1.10)	(0.62)	(0.51)	(0.41)

Net asset value, end of period	$61.70	$60.70	$56.55	$55.47	$44.38	$58.82

Total return	2.29%[c]	8.54%	3.95%	26.46%	(23.72)%	4.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,828,765	$3,414,285	$2,341,101	$1,469,921	$705,581	$464,656
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.32%	1.28%	1.93%	1.22%	1.19%	0.82%
Portfolio turnover rate[e]	3%	12%	22%	14%	17%	28%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$68.56	$60.91	$57.02	$40.36	$55.81	$59.31

Income from investment operations:
Net investment income	0.73 [a]	1.36	1.11	0.91	0.85	0.83
Net realized and unrealized gain (loss)[b]	3.25	7.48	4.04	16.68	(15.46)	(3.49)

Total from investment operations	3.98	8.84	5.15	17.59	(14.61)	(2.66)

Less distributions from:
Net investment income	(0.69)	(1.19)	(1.26)	(0.93)	(0.84)	(0.84)

Total distributions	(0.69)	(1.19)	(1.26)	(0.93)	(0.84)	(0.84)

Net asset value, end of period	$71.85	$68.56	$60.91	$57.02	$40.36	$55.81

Total return	5.84%[c]	14.63%	9.10%	43.80%	(26.29)%	(4.48)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,743,206	$3,088,724	$2,704,486	$1,898,846	$670,039	$586,051
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.11%	2.12%	1.95%	1.91%	2.01%	1.56%
Portfolio turnover rate[e]	3%	7%	5%	5%	22%	17%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$79.21	$65.84	$60.37	$40.97	$54.07	$45.89

Income from investment operations:
Net investment income	0.46 [b]	0.81	0.71	0.53	0.38	0.38
Net realized and unrealized gain (loss)[c]	(3.88)	13.37	5.44	19.40	(13.11)	8.18

Total from investment operations	(3.42)	14.18	6.15	19.93	(12.73)	8.56

Less distributions from:
Net investment income	(0.45)	(0.81)	(0.68)	(0.53)	(0.37)	(0.38)

Total distributions	(0.45)	(0.81)	(0.68)	(0.53)	(0.37)	(0.38)

Net asset value, end of period	$75.34	$79.21	$65.84	$60.37	$40.97	$54.07

Total return	(4.31)%[d]	21.64%	10.24%	48.81%	(23.59)%	18.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,804,918	$3,881,208	$2,416,338	$1,636,020	$1,155,250	$605,571
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.20%	1.19%	1.21%	1.02%	0.98%	0.87%
Portfolio turnover rate[f]	4%	9%	10%	11%	12%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$80.40	$67.01	$62.02	$44.22	$58.69	$50.66

Income from investment operations:
Net investment income	0.14 [b]	0.44	0.33	0.24	0.14	0.07
Net realized and unrealized gain (loss)[c]	(5.02)	13.32	5.03	17.80	(14.48)	8.03

Total from investment operations	(4.88)	13.76	5.36	18.04	(14.34)	8.10

Less distributions from:
Net investment income	(0.13)	(0.37)	(0.37)	(0.24)	(0.13)	(0.07)

Total distributions	(0.13)	(0.37)	(0.37)	(0.24)	(0.13)	(0.07)

Net asset value, end of period	$75.39	$80.40	$67.01	$62.02	$44.22	$58.69

Total return	(6.06)%[d]	20.58%	8.67%	40.86%	(24.45)%	16.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,635,972	$1,990,019	$1,112,261	$669,822	$309,516	$252,359
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.36%	0.60%	0.56%	0.45%	0.31%	0.15%
Portfolio turnover rate[f]	9%	24%	34%	37%	58%	50%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$76.67	$63.68	$57.85	$37.45	$49.42	$41.08

Income from investment operations:
Net investment income	0.69 [b]	1.11	0.99	0.70	0.59	0.53
Net realized and unrealized gain (loss)[c]	(2.77)	13.07	5.71	20.40	(11.98)	8.34

Total from investment operations	(2.08)	14.18	6.70	21.10	(11.39)	8.87

Less distributions from:
Net investment income	(0.68)	(1.13)	(0.87)	(0.70)	(0.58)	(0.53)
Return of capital	—	(0.06)	—	—	—	—

Total distributions	(0.68)	(1.19)	(0.87)	(0.70)	(0.58)	(0.53)

Net asset value, end of period	$73.91	$76.67	$63.68	$57.85	$37.45	$49.42

Total return	(2.70)%[d]	22.43%	11.64%	56.59%	(23.13)%	21.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,357,771	$2,637,379	$1,852,990	$1,133,907	$546,783	$454,683
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.84%	1.68%	1.78%	1.47%	1.50%	1.43%
Portfolio turnover rate[f]	5%	21%	10%	11%	11%	13%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$65.18	$53.03	$47.42	$30.56	$40.98	$33.83

Income from investment operations:
Net investment income	0.25 [b]	0.53	0.45	0.29	0.23	0.19
Net realized and unrealized gain (loss)[c]	(3.83)	12.07	5.65	16.87	(10.42)	7.15

Total from investment operations	(3.58)	12.60	6.10	17.16	(10.19)	7.34

Less distributions from:
Net investment income	(0.23)	(0.43)	(0.49)	(0.29)	(0.23)	(0.19)
Return of capital	—	(0.02)	—	(0.01)	—	—

Total distributions	(0.23)	(0.45)	(0.49)	(0.30)	(0.23)	(0.19)

Net asset value, end of period	$61.37	$65.18	$53.03	$47.42	$30.56	$40.98

Total return	(5.49)%[d]	23.86%	12.91%	56.27%	(24.91)%	21.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,529,449	$4,966,594	$3,245,465	$2,226,535	$1,022,296	$1,124,812
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.81%	0.93%	0.95%	0.73%	0.70%	0.60%
Portfolio turnover rate[f]	6%	16%	14%	11%	17%	16%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$129.50	$105.38	$93.62	$62.55	$79.78	$67.91

Income from investment operations:
Net investment income	0.17 [a]	0.62	0.43	0.31	0.19	0.09
Net realized and unrealized gain (loss)[b]	(9.92)	24.04	11.78	31.08	(17.25)	11.87

Total from investment operations	(9.75)	24.66	12.21	31.39	(17.06)	11.96

Less distributions from:
Net investment income	(0.15)	(0.54)	(0.45)	(0.32)	(0.17)	(0.09)

Total distributions	(0.15)	(0.54)	(0.45)	(0.32)	(0.17)	(0.09)

Net asset value, end of period	$119.60	$129.50	$105.38	$93.62	$62.55	$79.78

Total return	(7.53)%[c]	23.47%	13.07%	50.24%	(21.39)%	17.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,249,785	$1,476,318	$990,544	$688,137	$312,772	$191,475
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.28%	0.53%	0.45%	0.39%	0.34%	0.14%
Portfolio turnover rate[e]	8%	30%	45%	37%	57%	49%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$72.86	$59.34	$53.44	$33.31	$47.18	$37.94

Income from investment operations:
Net investment income	0.42 [b]	0.77	0.71	0.42	0.36	0.30
Net realized and unrealized gain (loss)[c]	(3.05)	13.41	5.97	20.14	(13.88)	9.24

Total from investment operations	(2.63)	14.18	6.68	20.56	(13.52)	9.54

Less distributions from:
Net investment income	(0.39)	(0.61)	(0.78)	(0.41)	(0.35)	(0.30)
Return of capital	—	(0.05)	—	(0.02)	—	—

Total distributions	(0.39)	(0.66)	(0.78)	(0.43)	(0.35)	(0.30)

Net asset value, end of period	$69.84	$72.86	$59.34	$53.44	$33.31	$47.18

Total return	(3.60)%[d]	24.00%	12.55%	61.91%	(28.75)%	25.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,850,713	$1,861,528	$1,572,405	$1,020,634	$482,948	$457,610
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.21%	1.20%	1.36%	0.95%	0.99%	0.92%
Portfolio turnover rate[f]	9%	16%	13%	12%	14%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004
Net asset value, beginning of period	$115.95	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	0.93 [b]	1.73	1.78	0.29
Net realized and unrealized gain (loss)[c]	2.44	11.58	5.18	(0.86)

Total from investment operations	3.37	13.31	6.96	(0.57)

Less distributions from:
Net investment income	(0.88)	(1.51)	(1.99)	(0.27)
Return of capital	—	(0.01)	—	—

Total distributions	(0.88)	(1.52)	(1.99)	(0.27)

Net asset value, end of period	$118.44	$115.95	$104.16	$99.19

Total return	2.92%[d]	12.84%	7.08%	(0.57)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,894	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.62%	1.61%	1.73%	1.52%
Portfolio turnover rate[f]	2%	6%	5%	1%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$82.27	$63.86	$77.39	$51.09	$77.28	$76.81

Income from investment operations:
Net investment loss	(0.11)[a]	(0.23)	(0.29)	(0.23)	(0.17)	(0.17)
Net realized and unrealized gain (loss)[b]	(8.44)	18.64	(13.24)	26.53	(26.02)	0.64

Total from investment operations	(8.55)	18.41	(13.53)	26.30	(26.19)	0.47

Net asset value, end of period	$73.72	$82.27	$63.86	$77.39	$51.09	$77.28

Total return	(10.39)%[c]	28.83%	(17.48)%	51.48%	(33.89)%	0.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,522,394	$2,032,024	$1,079,203	$1,036,973	$533,932	$289,807
Ratio of expenses to average net assets[d]	0.48%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[d]	(0.31)%	(0.37)%	(0.40)%	(0.43)%	(0.43)%	(0.46)%
Portfolio turnover rate[e]	9%	15%	14%	36%	48%	17%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500 and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P 500 Growth Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2006.

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$—	$360,546	$6,432,598
S&P 500	11,431,172	109,148,380	24,267,905	—	41,594,450	186,441,907
S&P 500 Growth	9,841,895	24,099,560	22,385,792	2,989,823	40,360,646	99,677,716
S&P 500 Value	—	21,344,270	21,337,049	—	—	42,681,319
S&P MidCap 400	—	—	6,216,850	—	—	6,216,850
S&P MidCap 400 Growth	—	22,936,562	27,402,832	7,127,634	—	57,467,028
S&P MidCap 400 Value	1,442,036	4,082,966	21,364,144	1,843,451	3,470,622	32,203,219
S&P SmallCap 600	—	22,518,424	5,484,940	—	1,541,664	29,545,028
S&P SmallCap 600 Growth	4,230,989	8,134,573	21,742,657	2,751,799	6,860,246	43,720,264
S&P SmallCap 600 Value	4,241,868	12,218,694	15,717,553	3,277,415	297,422	35,752,952
S&P 1500	—	—	—	102,096	378,804	480,900
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	106,485,780

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2006 are disclosed in the Funds’ Statements of Operations.

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$2,575,939,612	$82,355,626	$(31,447,596)	$50,908,030
S&P 500	16,786,569,569	1,398,978,705	(768,420,973)	630,557,732
S&P 500 Growth	3,694,331,092	286,774,083	(127,314,200)	159,459,883
S&P 500 Value	3,399,452,826	451,836,730	(92,701,530)	359,135,200
S&P MidCap 400	3,613,178,895	441,578,118	(147,513,855)	294,064,263
S&P MidCap 400 Growth	1,720,879,089	120,077,962	(148,593,034)	(28,515,072)
S&P MidCap 400 Value	2,324,060,106	207,789,819	(112,843,365)	94,946,454
S&P SmallCap 600	5,073,983,540	230,408,750	(517,092,931)	(286,684,181)
S&P SmallCap 600 Growth	1,247,826,143	170,959,720	(80,283,727)	90,675,993
S&P SmallCap 600 Value	1,835,295,823	205,073,099	(138,425,351)	66,647,748
S&P 1500	145,779,072	19,825,118	(5,005,061)	14,820,057
Nasdaq Biotechnology	2,081,383,954	2,868,741	(413,351,309)	(410,482,568)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of September 30, 2006, in order to track the performance of their respective benchmark indexes, the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, and iShares S&P 1500 Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO THE FINANCIAL STATEMENTS	81

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P 500	0.09
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
Nasdaq Biotechnology	0.48

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.50% from the iShares Nasdaq Biotechnology Index Fund.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$8,541
S&P 500	127,244
S&P 500 Growth	465
S&P 500 Value	42,150
S&P MidCap 400	193,477
S&P MidCap 400 Growth	117,695
S&P MidCap 400 Value	110,007
S&P SmallCap 600	746,728
S&P SmallCap 600 Growth	209,348
S&P SmallCap 600 Value	276,764
S&P 1500	2,108
Nasdaq Biotechnology	985,231

Cross trades for the six months ended September 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended September 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
S&P 100
IMMF	393	189,252	179,121	10,524	$10,523,538	$38,876
S&P 500
IMMF	16,560	2,237,605	2,168,600	85,565	85,564,526	440,566
S&P 500 Growth
IMMF	3,999	398,212	388,203	14,008	14,008,168	79,680
S&P 500 Value
IMMF	4,241	367,642	351,565	20,318	20,318,426	74,783
S&P MidCap 400
IMMF	2,299	408,226	397,355	13,170	13,169,812	85,751
S&P MidCap 400 Growth
IMMF	2,087	204,714	204,722	2,079	2,078,513	45,557
S&P MidCap 400 Value
IMMF	1,205	244,337	233,126	12,416	12,416,379	51,407
S&P SmallCap 600
IMMF	3,629	279,505	272,285	10,849	10,848,705	60,037
S&P SmallCap 600 Growth
IMMF	1,190	82,656	82,461	1,385	1,384,845	19,339

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Share Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
S&P SmallCap 600 Value
IMMF	1,354	118,589	114,436	5,507	$5,507,414	$22,975
S&P 1500
IMMF	157	18,835	18,273	719	718,508	3,776
Nasdaq Biotechnology
IMMF	415	101,706	101,427	694	693,591	19,785

As of September 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$61,014,636	$62,023,281
S&P 500	422,281,682	421,068,022
S&P 500 Growth	116,330,688	116,134,931
S&P 500 Value	96,101,355	96,596,202
S&P MidCap 400	164,162,284	193,113,907
S&P MidCap 400 Growth	167,371,046	167,770,704
S&P MidCap 400 Value	122,427,605	124,746,996
S&P SmallCap 600	304,074,748	321,404,503
S&P SmallCap 600 Growth	103,103,589	105,004,025
S&P SmallCap 600 Value	165,304,134	165,888,448
S&P 1500	3,077,935	2,874,557
Nasdaq Biotechnology	147,936,242	170,539,934

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,969,149,285	$351,578,288
S&P 500	2,744,787,070	2,591,993,442
S&P 500 Growth	566,131,655	221,020,087
S&P 500 Value	655,626,962	165,297,641
S&P MidCap 400	607,496,503	459,953,026
S&P MidCap 400 Growth	214,151,939	444,390,395
S&P MidCap 400 Value	209,139,654	390,900,115
S&P SmallCap 600	1,160,908,870	1,305,081,952
S&P SmallCap 600 Growth	76,738,676	184,183,638
S&P SmallCap 600 Value	370,473,066	296,544,857
S&P 1500	23,227,454	—
Nasdaq Biotechnology	1,483,785,118	1,777,483,739

4.	CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of September 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Index Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 100 Index, iShares S&P 500 Growth Index, iShares S&P 500 Value Index, iShares S&P MidCap 400 Index, iShares S&P MidCap 400 Growth Index, iShares S&P MidCap 400 Value Index, iShares S&P SmallCap 600 Index, iShares S&P SmallCap 600 Growth Index, iShares S&P SmallCap 600 Value Index, iShares S&P 1500 Index and iShares Nasdaq Biotechnology Index Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	87

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted its recent consideration and approval of the reduction in the investment advisory fee rates for the iShares Nasdaq Biotechnology Index Fund at its meeting held on March 9, 2006. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares S&P 500 Index, iShares S&P 500 Growth Index, iShares S&P 500 Value Index, iShares S&P MidCap 400 Index, iShares S&P MidCap 400 Growth Index, and iShares S&P SmallCap 600 Index Funds but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	89

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM(KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor's or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-041-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the Standard & Poor’s Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 6.56%, while the Index returned 6.52%.

Average Annual Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.27%	12.49%	12.52%	6.85%	6.90%	6.91%	0.62%	0.66%	0.83%

Cumulative Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.27%	12.49%	12.52%	39.26%	39.63%	39.64%	3.66%	3.88%	4.94%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.42%
Financial	23.20
Energy	14.00
Technology	10.53
Industrial	8.53
Consumer Cyclical	7.60
Communications	7.52
Basic Materials	2.86
Utilities	1.63
Diversified	0.31
Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	4.80%
General Electric Co.	4.37
Citigroup Inc.	2.95
Microsoft Corp.	2.85
BP PLC (United Kingdom)	2.61
HSBC Holdings PLC (United Kingdom)	2.49
Pfizer Inc.	2.48
Procter & Gamble Co.	2.43
Johnson & Johnson	2.30
American International Group Inc.	2.06

TOTAL	29.34%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Consumer Discretionary Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the consumer discretionary sector of the economy and believes to be important to global markets. Component companies include manufacturing and service companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through September 30, 2006, the Fund returned 2.49%, while the Index returned 2.57%.

Cumulative Total Returns
Inception to 9/30/06
NAV	MARKET	INDEX
2.49%	2.49%	2.57%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Retail	26.43%
Media	23.49
Auto Manufacturers	17.05
Home Furnishings	4.37
Auto Parts & Equipment	3.80
Lodging	2.99
Advertising	2.67
Apparel	2.62
Home Builders	2.17
Leisure Time	2.17
Electronics	1.76
Entertainment	1.74
Manufacturing	1.27
Holding Companies - Diversified	1.08
Distribution & Wholesale	0.88
Electrical Components & Equipment	0.82
Commercial Services	0.70
Food Service	0.66
Hand & Machine Tools	0.52
Toys, Games & Hobbies	0.48
Household Products & Wares	0.46
Internet	0.41
Housewares	0.33
Machinery	0.32
Chemicals	0.25
Cosmetics & Personal Care	0.24
Health Care - Products	0.15
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	6.03%
Comcast Corp. Class A	3.16
Home Depot Inc.	3.05
Time Warner Inc.	3.01
Walt Disney Co. (The)	2.76
Honda Motor Co. Ltd. (Japan)	2.06
DaimlerChrysler AG Registered (Germany)	2.05
McDonald’s Corp.	1.98
Target Corp.	1.94
News Corp. Class A	1.89

TOTAL	27.93%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Consumer Staples Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the consumer staples sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through September 30, 2006, the Fund declined 0.22%, while the Index declined 0.17%.

Cumulative Total Returns
Inception to 9/30/06
NAV	MARKET	INDEX
(0.22)%	0.14%	(0.17)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Food	31.13%
Beverages	20.25
Agriculture	14.91
Cosmetics & Personal Care	14.58
Retail	14.50
Household Products & Wares	3.47
Tobacco	0.51
Food Service	0.27
Forest Products & Paper	0.13
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Procter & Gamble Co.	9.68%
Altria Group Inc.	7.60
Nestle SA (Switzerland)	6.67
Wal-Mart Stores Inc.	5.87
PepsiCo Inc.	5.13
Coca-Cola Co. (The)	4.36
Tesco PLC (United Kingdom)	2.53
Diageo PLC (United Kingdom)	2.35
Walgreen Co.	2.13
Unilever NV CVA (Netherlands)	2.00

TOTAL	48.32%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the energy sector and that it believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refineries. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 0.72%, while the Index returned 0.78%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.67%	1.89%	1.99%	17.39%	17.46%	16.80%	118.89%	119.46%	113.51%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Oil & Gas	88.51%
Oil & Gas Services	7.88
Pipelines	1.53
Utilities	1.13
Mining	0.54
Coal	0.26
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	18.02%
BP PLC (United Kingdom)	9.35
Chevron Corp.	6.37
Total SA (France)	6.20
Royal Dutch Shell PLC Class A (United Kingdom)	5.25
ConocoPhillips	4.32
Royal Dutch Shell PLC Class B (United Kingdom)	3.87
Eni SpA (Italy)	3.84
Schlumberger Ltd.	3.27
BG Group PLC (United Kingdom)	2.29

TOTAL	62.78%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the financial sector and that it believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 6.25%, while the Index returned 6.16%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.54%	24.39%	24.37%	12.20%	12.32%	12.44%	75.48%	76.39%	77.30%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Banks	53.46%
Diversified Financial Services	20.58
Insurance	18.59
Real Estate	3.18
Real Estate Investment Trusts	1.73
Savings & Loans	1.12
Holding Companies - Diversified	0.26
Commercial Services	0.25
Venture Capital	0.13
Investment Companies	0.12
Forest Products & Paper	0.11
Short-Term and Other Net Assets	0.47

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Citigroup Inc.	3.79%
Bank of America Corp.	3.75
HSBC Holdings PLC (United Kingdom)	3.16
American International Group Inc.	2.57
JP Morgan Chase & Co.	2.51
Mitsubishi UFJ Financial Group (Japan)	1.90
UBS AG Registered (Switzerland)	1.90
Wells Fargo & Co.	1.89
Royal Bank of Scotland Group PLC (United Kingdom)	1.67
Banco Santander Central Hispano SA (Spain)	1.57

TOTAL	24.71%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector and that it believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 5.85%, while the Index returned 5.93%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.60%	10.85%	11.01%	3.43%	3.52%	3.61%	17.88%	18.42%	18.92%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Pharmaceuticals	65.29%
Health Care - Products	17.46
Health Care - Services	8.89
Biotechnology	5.35
Electronics	1.21
Commercial Services	0.67
Insurance	0.56
Software	0.26
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Pfizer Inc.	8.75%
Johnson & Johnson	8.09
Novartis AG (Switzerland)	6.75
GlaxoSmithKline PLC (United Kingdom)	6.53
Roche Holding AG Genusschein (Switzerland)	5.15
AstraZeneca PLC (United Kingdom)	4.11
Merck & Co. Inc.	3.86
Sanofi-Aventis (France)	3.68
Amgen Inc.	3.53
Abbott Laboratories	3.15

TOTAL	53.60%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Industrials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the industrials sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through September 30, 2006, the Fund returned 2.49%, while the Index returned 2.53%.

Cumulative Total Returns
Inception to 9/30/06
NAV	MARKET	INDEX
2.49%	2.80%	2.53%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Manufacturing	32.03%
Transportation	15.04
Aerospace & Defense	13.76
Machinery	5.75
Commercial Services	5.27
Distribution & Wholesale	4.67
Engineering & Construction	4.27
Electrical Components & Equipment	3.20
Building Materials	2.90
Airlines	2.34
Hand & Machine Tools	2.12
Auto Manufacturers	1.58
Environmental Control	1.00
Electronics	0.99
Holding Companies - Diversified	0.96
Metal Fabricate & Hardware	0.91
Advertising	0.47
Investment Companies	0.41
Office & Business Equipment	0.39
Real Estate	0.36
Food	0.36
Household Products & Wares	0.28
Textiles	0.24
Telecommunications	0.21
Auto Parts & Equipment	0.10
Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
General Electric Co.	15.61%
United Parcel Service Inc. Class B	3.32
Siemens AG (Germany)	2.97
United Technologies Corp.	2.72
Boeing Co. (The)	2.68
Tyco International Ltd.	2.43
3M Co.	2.40
Caterpillar Inc.	1.88
Emerson Electric Co.	1.47
Honeywell International Inc.	1.43

TOTAL	36.91%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Materials Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the materials sector of the economy and believes to be important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through September 30, 2006, the Fund returned 2.32%, while the Index returned 2.39%.

Cumulative Total Returns
Inception to 9/30/06
NAV	MARKET	INDEX
2.32%	2.48%	2.39%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Mining	34.10%
Chemicals	30.57
Iron & Steel	14.09
Building Materials	8.19
Forest Products & Paper	6.36
Packaging & Containers	2.21
Agriculture	1.81
Textiles	1.26
Engineering & Construction	0.74
Manufacturing	0.41
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	4.70%
Anglo American PLC (United Kingdom)	4.40
Rio Tinto PLC (United Kingdom)	3.48
BASF AG (Germany)	2.98
BHP Billiton PLC (United Kingdom)	2.97
Du Pont (E.I.) de Nemours and Co.	2.83
Dow Chemical Co. (The)	2.69
Bayer AG (Germany)	2.66
Mittal Steel Co. NV (Netherlands)	1.95
Barrick Gold Corp. (Canada)	1.86

TOTAL	30.52%

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector and that it believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund declined 1.90%, while the Index declined 1.66%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.76%	7.60%	7.42%	0.83%	0.99%	1.52%	4.12%	4.95%	7.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Semiconductors	22.09%
Software	20.28
Computers	19.65
Telecommunications	19.16
Internet	7.00
Electronics	4.12
Office & Business Equipment	3.36
Electrical Components & Equipment	1.85
Toys, Games & Hobbies	0.86
Commercial Services	0.59
Computer Systems	0.46
Manufacturing	0.25
Leisure Time	0.11
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Microsoft Corp.	9.17%
Cisco Systems Inc.	5.41
International Business Machines Corp.	4.86
Intel Corp.	4.59
Hewlett-Packard Co.	3.95
Samsung Electronics Co. Ltd. GDR (South Korea)	3.59
Google Inc. Class A	3.29
Nokia OYJ (Finland)	3.11
Oracle Corp.	2.71
Apple Computer Inc.	2.52

TOTAL	43.20%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector and that it believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 11.87%, while the Index returned 11.81%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.04%	14.01%	13.50%	3.92%	4.14%	4.00%	20.66%	21.93%	21.13%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Telecommunications	96.08%
Internet	1.26
Media	1.24
Engineering & Construction	1.10
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
AT&T Inc.	10.69%
Vodafone Group PLC (United Kingdom)	10.20
Verizon Communications Inc.	9.11
Telefonica SA (Spain)	7.30
BellSouth Corp.	6.57
Sprint Nextel Corp.	4.34
Nippon Telegraph & Telephone Corp. (Japan)	4.24
Deutsche Telekom AG (Germany)	3.99
BT Group PLC (United Kingdom)	3.58
France Telecom SA (France)	3.39

TOTAL	63.41%

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2006

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Utilities Sector Index (the “Index”). The Index is a subset of the Standard & Poor’s Global 1200 Index, and measures the performance of companies that Standard & Poor’s deems to be part of the utilities sector of the economy and believes to be important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2006 (inception date of the Fund) through September 30, 2006, the Fund returned 2.10%, while the Index returned 2.16%.

Cumulative Total Returns
Inception to 9/30/06
NAV	MARKET	INDEX
2.10%	2.46%	2.16%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 9/12/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Industry	Percentage of Net Assets
Electric	81.27%
Water	9.73
Gas	8.84
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
E.ON AG (Germany)	7.61%
Suez SA (France)	5.19
Endesa SA (Spain)	4.18
RWE AG (Germany)	4.03
Exelon Corp.	3.76
Iberdrola SA (Spain)	3.75
Enel SpA (Italy)	3.54
Duke Energy Corp.	3.47
National Grid PLC (United Kingdom)	3.14
Tokyo Electric Power Co. Inc. (The) (Japan)	3.05

TOTAL	41.72%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2006

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 8.52%, while the Index returned 8.70%.

Average Annual Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.36%	22.88%	23.12%	14.02%	14.08%	14.47%	4.80%	4.89%	5.25%

Cumulative Total Returns
Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.36%	22.88%	23.12%	92.72%	93.25%	96.58%	33.67%	34.35%	37.16%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	32.06%
Consumer Non-Cyclical	19.20
Communications	10.53
Energy	10.11
Industrial	7.06
Utilities	6.69
Consumer Cyclical	6.47
Basic Materials	5.74
Technology	1.28
Diversified	0.49
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
BP PLC (United Kingdom)	2.77%
HSBC Holdings PLC (United Kingdom)	2.70
Total SA (France)	2.10
Novartis AG (Switzerland)	2.08
GlaxoSmithKline PLC (United Kingdom)	1.99
Nestle SA (Switzerland)	1.81
UBS AG Registered (Switzerland)	1.68
Royal Dutch Shell PLC Class A (United Kingdom)	1.59
Vodafone Group PLC (United Kingdom)	1.56
Roche Holding AG Genusschein (Switzerland)	1.56

TOTAL	19.84%

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2006

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund returned 1.25%, while the Index returned 1.16%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.61%	19.69%	21.85%	30.18%	30.12%	30.68%	267.40%	266.56%	274.12%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Communications	21.92%
Basic Materials	18.50
Financial	16.04
Energy	13.38
Industrial	9.63
Consumer Non-Cyclical	9.24
Utilities	6.81
Consumer Cyclical	4.28
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
America Movil SA de CV Series L (Mexico)	12.13%
Cemex SA de CV Series CPO (Mexico)	8.17
Petroleo Brasileiro SA ADR (Brazil)	7.97
Companhia Vale do Rio Doce Class A ADR (Brazil)	6.25
Banco Itau Holding Financiera SA ADR (Brazil)	5.89
Companhia Vale do Rio Doce ADR (Brazil)	5.29
Banco Bradesco SA ADR (Brazil)	4.70
Telefonos de Mexico SA de CV Series L ADR (Mexico)	4.37
Wal-Mart de Mexico SA de CV Series V (Mexico)	4.28
Companhia de Bebidas das Americas ADR (Brazil)	3.66

TOTAL	62.71%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2006

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund declined 4.52%, while the Index declined 4.84%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.80%	13.26%	14.13%	9.55%	9.57%	9.81%	56.93%	57.08%	58.74%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	24.93%
Consumer Cyclical	24.61
Industrial	17.94
Consumer Non-Cyclical	9.71
Basic Materials	7.14
Technology	5.49
Communications	4.99
Utilities	4.24
Energy	0.51
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Toyota Motor Corp.	6.62%
Mitsubishi UFJ Financial Group	5.74
Mizuho Financial Group Inc.	3.87
Sumitomo Mitsui Financial Group Inc.	3.61
Canon Inc.	2.82
Honda Motor Co. Ltd.	2.35
Nippon Telegraph & Telephone Corp.	2.28
Takeda Pharmaceutical Co. Ltd.	2.26
Matsushita Electric Industrial Co. Ltd.	1.90
Sony Corp.	1.82

TOTAL	33.27%

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/06) [a]	Ending Account Value (9/30/06) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (4/1/06 to 9/30/06)
S&P Global 100
Actual	$1,000.00	$1,065.60	0.40%	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.40	2.03
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,024.90	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,002.23	0.48	0.24
S&P Global Consumer Staples Sector
Actual	1,000.00	997.80	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,002.23	0.48	0.24
S&P Global Energy Sector
Actual	1,000.00	1,007.20	0.51	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.51	2.59
S&P Global Financials Sector
Actual	1,000.00	1,062.50	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/06) [a]	Ending Account Value (9/30/06) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (4/1/06 to 9/30/06)
S&P Global Healthcare Sector
Actual	$1,000.00	$1,058.50	0.51%	$2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.51	2.59
S&P Global Industrials Sector
Actual	1,000.00	1,024.90	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,002.23	0.48	0.24
S&P Global Materials Sector
Actual	1,000.00	1,023.20	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,002.23	0.48	0.24
S&P Global Technology Sector
Actual	1,000.00	981.00	0.51	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.51	2.59
S&P Global Telecommunications Sector
Actual	1,000.00	1,118.70	0.51	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.51	2.59
S&P Global Utilities Sector
Actual	1,000.00	1,021.00	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,002.23	0.48	0.24
S&P Europe 350
Actual	1,000.00	1,085.20	0.60	3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.06	0.60	3.04
S&P Latin America 40
Actual	1,000.00	1,012.50	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54
S&P/TOPIX 150
Actual	1,000.00	954.80	0.50	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54

[a]	Account values are based on a start date of September 12, 2006 (commencement of operations) for the iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector and iShares S&P Global Utilities Sector Index Funds.

[b]	Except for the iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector and iShares S&P Global Utilities Sector Index Funds, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Expenses for the iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector and iShares S&P Global Utilities Sector Index Funds, which commenced operations on September 12, 2006, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (18 days) and divided by the number of days in the year (365 days).

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.60%
AUSTRALIA – 0.82%
BHP Billiton Ltd.	226,784	$4,337,559

		4,337,559
BELGIUM – 0.64%
Fortis	83,448	3,383,705

		3,383,705
CANADA – 0.30%
Alcan Inc.	24,484	976,177
Nortel Networks Corp.[1]	280,440	640,991

		1,617,168
FINLAND – 0.96%
Nokia OYJ	1,922	38,127
Nokia OYJ ADR	258,552	5,090,889

		5,129,016
FRANCE – 7.73%
Alcatel SA	88,768	1,082,863
AXA	114,304	4,210,627
BNP Paribas	52,592	5,652,785
Carrefour SA	38,304	2,417,831
France Telecom SA	111,720	2,561,536
L’Oreal SA	17,480	1,773,637
LVMH Moet Hennessy Louis Vuitton SA	16,112	1,658,302
Sanofi-Aventis	62,016	5,514,825
Suez SA	79,800	3,505,685
Total SA	155,800	10,213,362
Vivendi Universal SA	71,592	2,578,293

		41,169,746
GERMANY – 5.79%
Allianz AG	25,688	4,441,097
BASF AG	32,072	2,565,608
Bayer AG	46,816	2,384,028
DaimlerChrysler AG Registered	64,144	3,202,236
Deutsche Bank AG	33,744	4,067,634
Deutsche Telekom AG	191,064	3,035,060
E.ON AG	43,776	5,183,770
Siemens AG	55,632	4,848,462
Volkswagen AG	12,920	1,099,495

		30,827,390
ITALY – 0.49%
Assicurazioni Generali SpA	69,920	2,612,849

		2,612,849
JAPAN – 5.50%
Bridgestone Corp.	37,000	747,427
Canon Inc.	75,950	3,962,665
Fuji Photo Film Co. Ltd.	30,400	1,109,762
Hitachi Ltd.	175,200	1,022,427
Honda Motor Co. Ltd.	96,100	3,231,415
Matsushita Electric Industrial Co. Ltd.	139,000	2,943,294
Nissan Motor Co. Ltd.	152,000	1,703,265
Seven & I Holdings Co. Ltd.	51,020	1,642,112
Sony Corp.	61,600	2,493,948
Toshiba Corp.	168,000	1,089,976
Toyota Motor Corp.	172,000	9,352,814

		29,299,105
NETHERLANDS – 3.13%
ABN AMRO Holding NV	120,992	3,525,132
Aegon NV	77,520	1,452,355
ING Groep NV	138,928	6,104,991
Koninklijke Philips Electronics NV NYS	82,232	2,878,942
Unilever NV NYS	110,352	2,708,038

		16,669,458
SOUTH KOREA – 1.09%
Samsung Electronics Co. Ltd. GDR[2]	16,568	5,815,368

		5,815,368
SPAIN – 3.46%
Banco Bilbao Vizcaya Argentaria SA	212,496	4,912,522
Banco Santander Central Hispano SA	397,328	6,276,341
Repsol YPF SA	62,928	1,870,889
Telefonica SA	309,624	5,361,595

		18,421,347
SWEDEN – 0.62%
Telefonaktiebolaget LM
Ericsson AB ADR	95,648	3,295,074

		3,295,074
SWITZERLAND – 6.31%
Credit Suisse Group	79,192	4,569,194
Nestle SA	25,688	8,931,750
Novartis AG	174,496	10,158,466
Swiss Reinsurance Co.	22,800	1,740,069
UBS AG Registered	137,712	8,214,728

		33,614,207

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2006

Security	Shares	Value
UNITED KINGDOM – 14.24%
AstraZeneca PLC	99,408	$6,198,305
Barclays PLC[3]	409,640	5,157,361
BP PLC	1,276,040	13,872,429
Diageo PLC	182,704	3,219,995
GlaxoSmithKline PLC	368,296	9,782,770
HSBC Holdings PLC	727,776	13,247,832
Reuters Group PLC	89,072	722,930
Royal Dutch Shell PLC Class A ADR	122,146	8,073,851
Royal Dutch Shell PLC Class B	172,976	5,857,994
Standard Chartered PLC	78,432	2,004,216
Vodafone Group PLC	3,356,654	7,665,151

		75,802,834
UNITED STATES – 48.52%
Altria Group Inc.	132,696	10,157,879
American International Group Inc.	165,376	10,957,814
Bristol-Myers Squibb Co.	124,488	3,102,241
Chevron Corp.	140,296	9,099,599
Citigroup Inc.	315,856	15,688,568
Coca-Cola Co. (The)	129,960	5,806,613
Colgate-Palmolive Co.	32,832	2,038,867
Dell Inc.[1]	146,680	3,350,171
Dow Chemical Co. (The)	60,952	2,375,909
Du Pont (E.I.) de Nemours and Co.	59,432	2,546,067
EMC Corp.[1]	148,352	1,777,257
Exxon Mobil Corp.	380,608	25,538,797
Ford Motor Co.	116,432	941,935
General Electric Co.	659,528	23,281,338
General Motors Corp.	34,200	1,137,492
Hewlett-Packard Co.	176,016	6,458,027
Intel Corp.	369,512	7,600,862
International Business Machines Corp.	98,344	8,058,307
Johnson & Johnson	188,480	12,239,891
JP Morgan Chase & Co.	220,400	10,349,984
Kimberly-Clark Corp.	29,336	1,917,401
Lucent Technologies Inc.[1]	279,680	654,451
McDonald’s Corp.	79,040	3,092,045
Merck & Co. Inc.	138,472	5,801,977
Microsoft Corp.	555,864	15,191,763
Morgan Stanley	67,640	4,931,632
News Corp. Class A	155,952	3,064,457
Nike Inc. Class B	12,008	1,052,141
PepsiCo Inc.	104,880	6,844,469
Pfizer Inc.	466,184	13,220,978
Procter & Gamble Co.	208,544	12,925,557
Texas Instruments Inc.	98,952	3,290,154
3M Co.	48,032	3,574,541
Time Warner Inc.	267,064	4,868,577
Tyco International Ltd.	129,048	3,612,054
United Technologies Corp.	63,688	4,034,635
Wal-Mart Stores Inc.	158,080	7,796,506

		258,380,956

TOTAL COMMON STOCKS (Cost: $469,174,949)		530,375,782

SHORT-TERM INVESTMENTS – 0.08%
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,4]	399,771	399,771

		399,771

TOTAL SHORT-TERM INVESTMENTS (Cost: $399,771)		399,771

TOTAL INVESTMENTS IN SECURITIES – 99.68% (Cost: $469,574,720)		530,775,553
Other Assets, Less Liabilities – 0.32%		1,719,274

NET ASSETS – 100.00%		$532,494,827

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

[1]	Non-income earning security.

[2]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[3]	Affiliated issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.47%
AUSTRALIA – 0.80%
Aristocrat Leisure Ltd.	4,170	$43,877
John Fairfax Holdings Ltd.	10,610	33,413
Publishing & Broadcasting Ltd.	4,500	62,595
TABCORP Holdings Ltd.	5,940	69,283

		209,168
BELGIUM – 0.11%
AGFA Gevaert NV	1,220	28,900

		28,900
CANADA – 1.37%
Canadian Tire Corp. Ltd. Class A	850	53,462
Magna International Inc. Class A	1,260	91,650
Shaw Communications Inc. Class B	2,210	66,301
Thomson Corp.	2,050	82,687
Yellow Pages Income Fund	5,120	64,708

		358,808
FRANCE – 7.26%
Accor SA	2,280	155,240
Christian Dior SA	600	62,400
Compagnie Generale des Etablissements Michelin Class B	1,580	115,685
Hermes International	700	64,642
Lagardere S.C.A.	1,330	95,864
LVMH Moet Hennessy Louis Vuitton SA	2,750	283,039
PPR SA	730	108,101
PSA Peugeot Citroen	1,660	93,512
Publicis Groupe	1,510	59,411
Renault SA	2,070	237,176
Societe Television Francaise	1,320	42,120
Sodexho Alliance SA	1,040	57,571
Thomson SA	3,060	48,027
Valeo SA	930	33,139
Vivendi Universal SA	12,270	441,888

		1,897,815
GERMANY – 4.87%
Adidas-Salomon AG	2,220	104,332
Bayerische Motoren Werke AG	3,390	181,390
Continental AG	1,610	186,489
DaimlerChrysler AG Registered	10,740	536,169
Puma AG	140	47,706
TUI AG	2,290	47,226
Volkswagen AG	2,010	171,052

		1,274,364
HONG KONG – 0.54%
Esprit Holdings Ltd.	10,000	91,180
Li & Fung Ltd.	20,000	49,690

		140,870
ITALY – 1.05%
Benetton Group SpA	730	12,549
Fiat SpA[1]	6,700	106,684
Luxottica Group SpA	1,320	38,843
Mediaset SpA	8,450	90,717
Seat Pagine Gaille SpA	48,880	24,427

		273,220
JAPAN – 17.38%
Bridgestone Corp.	7,000	141,405
Daiwa House Industry Co. Ltd.	10,000	173,210
Denso Corp.	5,000	175,751
DENTSU Inc.	20	54,377
Fuji Photo Film Co. Ltd.	5,000	182,527
Honda Motor Co. Ltd.	16,000	538,009
Marui Co. Ltd.	3,000	43,933
Matsushita Electric Industrial Co. Ltd.	20,000	423,496
Nippon Television Network Corp.	200	27,341
Nissan Motor Co. Ltd.	22,000	246,525
NOK Corp.	1,000	24,690
Oriental Land Co. Ltd.	1,000	56,156
Pioneer Corp.	2,000	35,235
Sanyo Electric Co. Ltd.	20,000	40,656
Sharp Corp.	10,000	171,516
Sony Corp.	11,000	445,348
Suzuki Motor Corp.	4,000	101,639
Toyota Industries Corp.	2,000	84,869
Toyota Motor Corp.	29,000	1,576,928

		4,543,611
MEXICO – 0.36%
Grupo Televisa SA Series CPO	22,000	93,891

		93,891

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
NETHERLANDS – 2.56%
Koninklijke Philips Electronics NV	13,130	$460,219
Reed Elsevier NV	7,500	124,933
Wolters Kluwer NV CVA	3,190	83,122

		668,274
SINGAPORE – 0.20%
Singapore Press Holdings Ltd.	20,000	51,689

		51,689
SOUTH KOREA – 0.82%
Hyundai Motor Co. Ltd. Class A GDR[2]	5,000	214,700

		214,700
SPAIN – 0.48%
Industria de Diseno Textil SA	2,720	126,659

		126,659
SWEDEN – 1.04%
Electrolux AB Class B	3,560	57,807
Hennes & Mauritz AB Class B	5,130	214,551

		272,358
SWITZERLAND – 1.27%
Compagnie Financiere Richemont AG	5,490	263,566
Swatch Group AG (The) Class B	350	67,435

		331,001
UNITED KINGDOM – 9.32%
Aegis Group PLC	9,290	23,210
British Sky Broadcasting Group PLC	12,360	126,060
Carnival PLC	1,850	88,293
Compass Group PLC	23,020	115,348
Daily Mail and General Trust PLC Class A	2,970	33,647
DSG International PLC	19,370	79,239
EMAP PLC	2,258	31,723
EMAP PLC Class B3	2,710	5,568
EMI Group PLC	8,580	42,632
Enterprise Inns PLC	3,400	67,003
GKN PLC	8,120	43,569
GUS PLC	9,360	168,896
Intercontinental Hotels Group PLC	4,050	70,772
ITV PLC	43,920	79,374
Kesa Electricals PLC	5,160	31,398
Kingfisher PLC	25,010	114,575
Ladbrokes PLC	6,410	46,577
Marks & Spencer Group PLC	17,780	213,388
Mitchells & Butlers PLC	4,990	54,948
Next PLC	2,410	85,353
Pearson PLC	8,480	120,465
Persimmon PLC	3,150	78,728
Rank Group PLC	6,560	28,766
Reed International PLC	12,770	141,333
Reuters Group PLC	14,260	115,738
Trinity Mirror PLC	3,020	26,852
United Business Media PLC	2,960	36,631
WH Smith PLC[1]	1,920	12,902
Whitbread PLC	2,230	53,944
William Hill PLC	3,850	46,278
WPP Group PLC	13,390	165,578
Yell Group PLC	8,030	89,323

		2,438,111
UNITED STATES – 50.04%
Amazon.com Inc.[1]	3,320	106,638
Apollo Group Inc. Class A1	1,530	75,337
AutoNation Inc.[1]	1,330	27,797
AutoZone Inc.[1]	530	54,749
Bed Bath & Beyond Inc.[1]	3,080	117,841
Best Buy Co. Inc.	4,300	230,308
Big Lots Inc.[1]	1,220	24,168
Black & Decker Corp.	840	66,654
Block (H & R) Inc.	3,560	77,394
Brunswick Corp.	1,080	33,685
Carnival Corp.	4,640	218,219
CBS Corp. Class B	8,180	230,431
Centex Corp.	1,310	68,932
Circuit City Stores Inc.	1,630	40,929
Clear Channel Communications Inc.	5,370	154,924
Coach Inc.[1]	4,120	141,728
Comcast Corp. Class A1	22,450	827,282
Darden Restaurants Inc.	1,390	59,033
Dillard’s Inc. Class A	670	21,929
Dollar General Corp.	3,410	46,478
Dow Jones & Co. Inc.	600	20,124
Eastman Kodak Co.	3,130	70,112
Family Dollar Stores Inc.	1,640	47,954

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Federated Department Stores Inc.	5,880	$254,075
Ford Motor Co.	19,780	160,020
Fortune Brands Inc.	1,590	119,425
Gannett Co. Inc.	2,480	140,938
Gap Inc. (The)	5,910	111,994
General Motors Corp.	5,980	198,895
Genuine Parts Co.	2,060	88,848
Goodyear Tire & Rubber Co. (The)[1]	2,020	29,290
Harley-Davidson Inc.	2,870	180,092
Harman International Industries Inc.	740	61,746
Harrah’s Entertainment Inc.	1,980	131,531
Hasbro Inc.	1,890	42,997
Hilton Hotels Corp.	3,540	98,589
Home Depot Inc.	22,000	797,940
Horton (D.R.) Inc.	2,960	70,892
International Game Technology Inc.	3,610	149,815
Interpublic Group of Companies Inc.[1]	4,780	47,322
Johnson Controls Inc.	2,150	154,241
Jones Apparel Group Inc.	1,120	36,333
KB Home	830	36,354
Kohl’s Corp.[1]	3,630	235,660
Leggett & Platt Inc.	2,030	50,811
Lennar Corp. Class A	1,510	68,327
Limited Brands Inc.	3,670	97,218
Liz Claiborne Inc.	1,090	43,066
Lowe’s Companies Inc.	16,540	464,112
Marriott International Inc. Class A	3,450	133,308
Mattel Inc.	4,210	82,937
McDonald’s Corp.	13,240	517,949
McGraw-Hill Companies Inc. (The)	3,730	216,452
Meredith Corp.	370	18,252
New York Times Co. Class A	1,460	33,551
Newell Rubbermaid Inc.	3,010	85,243
News Corp. Class A	25,100	493,215
Nike Inc. Class B	1,970	172,611
Nordstrom Inc.	2,300	97,290
Office Depot Inc.[1]	3,070	121,879
OfficeMax Inc.	730	29,740
Omnicom Group Inc.	1,830	171,288
Penney (J.C.) Co. Inc.	2,500	170,975
Pulte Homes Inc.	2,310	73,597
RadioShack Corp.	1,490	28,757
Scripps (E.W.) Co. Class A	830	39,782
Sears Holdings Corp.[1]	1,040	164,414
Sherwin-Williams Co. (The)	1,150	64,147
Snap-On Inc.	630	28,066
Stanley Works (The)	790	39,381
Staples Inc.	7,750	188,558
Starbucks Corp.[1]	8,170	278,189
Starwood Hotels & Resorts Worldwide Inc.	2,320	132,681
Target Corp.	9,190	507,748
Tiffany & Co.	1,520	50,464
Time Warner Inc.	43,220	787,901
TJX Companies Inc.	4,830	135,385
Tribune Co.	2,320	75,910
Univision Communications Inc. Class A1	2,370	81,386
VF Corp.	870	63,467
Viacom Inc. Class B1	7,650	284,427
Walt Disney Co. (The)	23,310	720,512
Wendy’s International Inc.	1,210	81,070
Whirlpool Corp.	850	71,494
Wyndham Worldwide Corp.[1]	2,120	59,296
Yum! Brands Inc.	2,900	150,945

		13,085,444

TOTAL COMMON STOCKS (Cost: $25,415,450)		26,008,883

PREFERRED STOCKS – 0.36%
GERMANY – 0.36%
Porsche AG	90	93,126

		93,126

TOTAL PREFERRED STOCKS (Cost: $88,852)		93,126

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.05%
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	14,027	$14,027

		14,027

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,027)		14,027

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $25,518,329)		26,116,036
Other Assets, Less Liabilities – 0.12%		32,527

NET ASSETS – 100.00%		$26,148,563

GDR - Global Depositary Receipts

[1]	Non-income earning security.

[2]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.36%
AUSTRALIA – 2.03%
Coca-Cola Amatil Ltd.	5,860	$29,256
Coles Myer Ltd.	14,080	151,199
Foster’s Group Ltd.	24,290	116,734
Woolworths Ltd.	14,180	214,388

		511,577
BELGIUM – 0.91%
Delhaize-Le Lion SA	1,140	95,671
InBev NV	2,430	133,656

		229,327
BRAZIL – 0.43%
Companhia de Bebidas das Americas ADR	2,400	108,912

		108,912
CANADA – 0.82%
Cott Corp.[1]	860	14,723
George Weston Ltd.	580	36,870
Loblaw Companies Ltd.	1,160	49,264
Shoppers Drug Mart Corp.	2,570	105,182

		206,039
CHILE – 0.04%
Distribucion y Servicio D&S SA ADR	640	10,982

		10,982
FRANCE – 5.86%
Carrefour SA	7,350	463,948
Etablissements Economiques du Casino Guichard-Perrachon SA	600	48,301
Groupe Danone	3,180	445,929
L’Oreal SA	3,110	315,561
Pernod-Ricard SA	980	203,716

		1,477,455
GERMANY – 0.40%
Metro AG	1,730	101,005

		101,005
JAPAN – 5.52%
AEON Co. Ltd.	8,000	196,163
Ajinomoto Co. Inc.	10,000	107,737
Asahi Breweries Ltd.	5,000	72,926
Japan Tobacco Inc.	60	233,261
Kao Corp.	10,000	266,802
Kirin Brewery Co. Ltd.	10,000	133,571
Nissin Food Products Co. Ltd.	1,000	31,847
Seven & I Holdings Co. Ltd.	10,000	321,857
Yakult Honsha Co. Ltd.	1,000	29,391

		1,393,555
MEXICO – 1.11%
Fomento Economico Mexicano SA de CV Class UBD	9,000	87,359
Grupo Modelo SA de CV Series C	8,000	34,688
Kimberly-Clark de Mexico SA de CV Class A	8,000	32,178
Wal-Mart de Mexico SA de CV Series V	37,000	125,848

		280,073
NETHERLANDS – 3.73%
Heineken NV	2,940	134,334
Koninklijke Ahold NV1	18,660	198,083
Royal Numico NV	2,280	102,531
Unilever NV CVA	20,580	505,752

		940,700
SOUTH KOREA – 0.40%
KT&G Corp. Class A GDR[2]	3,360	101,808

		101,808
SPAIN – 0.61%
Altadis SA	3,230	153,190

		153,190
SWEDEN – 0.24%
Swedish Match AB	3,660	59,555

		59,555
SWITZERLAND – 6.67%
Nestle SA	4,840	1,682,874

		1,682,874
UNITED KINGDOM – 15.44%
Alliance Boots PLC	9,870	142,884
Associated British Foods PLC	4,320	66,977
British American Tobacco PLC	18,140	489,294
Cadbury Schweppes PLC	25,000	265,482
Diageo PLC	33,690	593,756
Gallaher Group PLC	7,870	128,485

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Imperial Tobacco Group PLC	8,290	$275,638
J Sainsbury PLC	16,330	114,541
Reckitt Benckiser PLC	7,320	302,729
SABMiller PLC	10,120	188,658
Scottish & Newcastle PLC	9,110	96,997
Tate & Lyle PLC	5,840	78,489
Tesco PLC	94,790	637,427
Unilever PLC	15,730	386,972
William Morrison Supermarkets PLC	28,030	127,362

		3,895,691
UNITED STATES – 55.15%
Alberto-Culver Co.	910	46,037
Altria Group Inc.	25,060	1,918,343
Anheuser-Busch Companies Inc.	9,270	440,418
Archer-Daniels-Midland Co.	7,850	297,358
Avon Products Inc.	5,400	165,564
Brown-Forman Corp. Class B	1,000	76,650
Campbell Soup Co.	2,220	81,030
Clorox Co. (The)	1,810	114,030
Coca-Cola Co. (The)	24,600	1,099,128
Coca-Cola Enterprises Inc.	3,640	75,821
Colgate-Palmolive Co.	6,180	383,778
ConAgra Foods Inc.	6,230	152,510
Constellation Brands Inc.[1]	2,390	68,784
Costco Wholesale Corp.	5,650	280,692
CVS Corp.	9,820	315,418
Dean Foods Co.[1]	1,630	68,493
Estee Lauder Companies Inc. (The) Class A	1,430	57,672
General Mills Inc.	4,270	241,682
Heinz (H.J.) Co.	4,020	168,559
Hershey Co. (The)	2,130	113,849
Kellogg Co.	2,930	145,094
Kimberly-Clark Corp.	5,520	360,787
Kroger Co.	8,680	200,855
McCormick & Co. Inc. NVS	1,590	60,388
Molson Coors Brewing Co. Class B	690	47,541
Pepsi Bottling Group Inc.	1,610	57,155
PepsiCo Inc.	19,830	1,294,106
Procter & Gamble Co.	39,380	2,440,772
Reynolds American Inc.	2,060	127,658
Safeway Inc.	5,400	163,890
Sara Lee Corp.	9,120	146,558
SUPERVALU Inc.	2,000	59,300
Sysco Corp.	7,420	248,199
Tyson Foods Inc. Class A	3,020	47,958
UST Inc.	1,940	106,370
Walgreen Co.	12,120	538,007
Wal-Mart Stores Inc.	30,000	1,479,600
Whole Foods Market Inc.	1,680	99,842
Wrigley (William Jr.) Co.	2,660	122,520

		13,912,416

TOTAL COMMON STOCKS (Cost: $25,174,067)		25,065,159

PREFERRED STOCKS – 0.39%
GERMANY – 0.39%
Henkel KGaA	710	98,627

		98,627

TOTAL PREFERRED STOCKS (Cost: $91,636)		98,627

SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,4]	16,324	16,324

		16,324

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,324)		16,324

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $25,282,027)		25,180,110
Other Assets, Less Liabilities – 0.18%		46,498

NET ASSETS – 100.00%		$25,226,608

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2006

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[1]	Non-income earning security.

[2]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[3]	Affiliated issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 98.51%
ARGENTINA – 0.40%
Tenaris SA ADR	66,714	$2,360,341

		2,360,341
AUSTRALIA – 0.93%
Origin Energy Ltd.	201,892	1,004,915
Santos Ltd.	129,636	1,082,530
Woodside Petroleum Ltd.	118,170	3,461,236

		5,548,681
AUSTRIA – 0.49%
OMV AG	56,862	2,943,143

		2,943,143
CANADA – 10.02%
Cameco Corp.	88,686	3,237,737
Canadian Natural Resources Ltd.	144,146	6,581,632
Canadian Oil Sands Trust	124,956	3,339,926
Enbridge Inc.	81,900	2,647,903
EnCana Corp.	218,907	10,205,130
Husky Energy Inc.	44,111	2,845,182
Imperial Oil Ltd.	76,986	2,585,636
Nexen Inc.	66,105	3,540,334
Petro-Canada	130,923	5,281,983
Suncor Energy Inc.	136,071	9,780,427
Talisman Energy Inc.	353,340	5,776,831
TransCanada Corp.	131,040	4,128,585

		59,951,306
CHINA – 1.04%
PetroChina Co. Ltd. ADR	57,878	6,230,567

		6,230,567
FRANCE – 6.20%
Total SA	566,163	37,114,426

		37,114,426
HONG KONG – 0.54%
CNOOC Ltd.	3,888,000	3,233,243

		3,233,243
ITALY – 3.84%
Eni SpA	776,763	22,995,251

		22,995,251
JAPAN – 0.54%
Nippon Oil Corp.	297,000	2,188,540
TonenGeneral Sekiyu K.K.	117,000	1,057,375

		3,245,915
NORWAY – 1.53%
Norsk Hydro ASA ADR	228,919	5,152,967
Statoil ASA ADR	166,742	3,971,794

		9,124,761
SPAIN – 1.36%
Repsol YPF SA	125,733	3,738,120
Repsol YPF SA ADR	148,281	4,423,222

		8,161,342
UNITED KINGDOM – 20.77%
BG Group PLC	1,130,805	13,708,744
BP PLC	5,145,192	55,935,795
Royal Dutch Shell PLC Class A	954,837	31,426,817
Royal Dutch Shell PLC Class B	684,099	23,167,651

		124,239,007
UNITED STATES – 50.85%
Anadarko Petroleum Corp.	126,868	5,560,624
Apache Corp.	87,574	5,534,677
Baker Hughes Inc.	89,816	6,125,451
BJ Services Co.	85,922	2,588,830
Chesapeake Energy Corp.	99,118	2,872,440
Chevron Corp.	587,628	38,113,552
ConocoPhillips	433,719	25,819,292
CONSOL Energy Inc.	49,257	1,562,925
Devon Energy Corp.	119,346	7,536,700
El Paso Corp.	184,214	2,512,679
EOG Resources Inc.	60,915	3,962,521
Exxon Mobil Corp.	1,606,878	107,821,514
Halliburton Co.	275,544	7,839,227
Hess Corp.	77,845	3,224,340
Kinder Morgan Inc.	27,169	2,848,670
Marathon Oil Corp.	102,960	7,917,624
Murphy Oil Corp.	44,892	2,134,615
Nabors Industries Ltd.[1]	85,450	2,542,138
National Oilwell Varco Inc.[1]	47,388	2,774,567
Noble Corp.	37,838	2,428,443
Occidental Petroleum Corp.	245,276	11,800,228

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Rowan Companies Inc.	30,523	$965,443
Schlumberger Ltd.	315,718	19,583,988
Smith International Inc.	53,586	2,079,137
Sunoco Inc.	29,853	1,856,558
Transocean Inc.[1]	86,630	6,343,915
Valero Energy Corp.	162,758	8,377,154
Weatherford International Ltd.[1]	90,878	3,791,430
Williams Companies Inc.	158,412	3,781,294
XTO Energy Inc.	92,412	3,893,318

		304,193,294

TOTAL COMMON STOCKS (Cost: $555,726,857)		589,341,277

PREFERRED STOCKS – 1.34%
BRAZIL – 1.34%
Petroleo Brasileiro SA ADR	107,055	8,011,996

		8,011,996

TOTAL PREFERRED STOCKS (Cost: $5,983,250)		8,011,996

SHORT-TERM INVESTMENTS – 0.02%
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	132,543	132,543

		132,543

TOTAL SHORT-TERM INVESTMENTS (Cost: $132,543)		132,543

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $561,842,650)		597,485,816
Other Assets, Less Liabilities – 0.13%		773,726

NET ASSETS – 100.00%		$598,259,542

ADR - American Depositary Receipts

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.53%
AUSTRALIA – 4.54%
AMP Ltd.	65,331	$435,854
Australia & New Zealand Banking Group Ltd.	63,804	1,278,905
AXA Asia Pacific Holdings Ltd.	43,860	212,748
Centro Properties Group	6,120	36,765
Commonwealth Bank of Australia	44,166	1,507,868
GPT Group	74,613	261,696
Insurance Australia Group Ltd.	61,098	240,738
Lend Lease Corp. Ltd.	16,014	191,446
Macquarie Bank Ltd.	8,010	413,342
Macquarie Goodman Group	14,280	69,480
Mirvac Group	33,456	118,341
National Australia Bank Ltd.	54,009	1,479,165
Promina Group Ltd.	30,243	133,833
QBE Insurance Group Ltd.	27,132	496,058
St. George Bank Ltd.	19,023	429,284
Stockland Trust Group	43,911	242,488
Suncorp-Metway Ltd.	19,278	315,633
Westfield Group	54,621	767,121
Westpac Banking Corp.	62,730	1,063,107

		9,693,872
AUSTRIA – 0.20%
Erste Bank der Oesterreichischen Sparkassen AG	6,732	418,713

		418,713
BELGIUM – 1.50%
Dexia Group	27,081	700,848
Fortis	36,432	1,477,269
Groupe Bruxelles Lambert SA	2,805	299,005
KBC Groupe SA	6,953	731,481

		3,208,603
BRAZIL – 0.65%
Banco Bradesco SA ADR	17,034	568,084
Banco Itau Holding Financiera SA ADR	18,309	549,270
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,774	279,276

		1,396,630
CANADA – 4.57%
Bank of Montreal	16,677	1,010,501
Bank of Nova Scotia	32,232	1,387,913
Brascan Corp. Class A	10,098	447,312
Canadian Imperial Bank of Commerce	11,271	851,147
Manulife Financial Corp.	51,620	1,665,684
National Bank of Canada	5,865	320,678
Royal Bank of Canada	41,463	1,840,033
Sun Life Financial Inc.	19,992	821,614
Toronto-Dominion Bank	23,613	1,405,795

		9,750,677
CHILE – 0.13%
Banco de Chile ADR	3,286	136,599
Banco Santander Chile SA ADR	3,062	138,556

		275,155
CHINA – 0.24%
China Construction Bank Class H1,2	1,173,000	507,300

		507,300
DENMARK – 0.27%
Danske Bank A/S	14,739	578,979

		578,979
FINLAND – 0.11%
Sampo OYJ Class A	11,475	238,971

		238,971
FRANCE – 3.98%
Assurances Generales de France	2,516	316,483
AXA	57,069	2,102,256
BNP Paribas	27,216	2,925,277
Credit Agricole SA	22,270	977,213
Societe Generale Class A	11,680	1,856,853
Union du Credit Bail Immobilier	1,530	321,148

		8,499,230
GERMANY – 3.41%
Allianz AG	13,872	2,398,275
Commerzbank AG	20,961	704,965
Deutsche Bank AG	17,136	2,065,641
Deutsche Boerse AG	3,723	559,331
Hypo Real Estate Holding AG	4,488	279,711
MLP AG2	3,876	86,709

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG	7,497	$1,184,349

		7,278,981
GREECE – 0.25%
National Bank of Greece SA ADR	60,486	526,833

		526,833
HONG KONG – 0.98%
BOC Hong Kong Holdings Ltd.	153,000	343,611
Cheung Kong (Holdings) Ltd.	51,000	547,486
Hang Seng Bank Ltd.	30,600	386,611
Sun Hung Kai Properties Ltd.	51,000	556,649
Swire Pacific Ltd. Class A	25,500	266,380

		2,100,737
IRELAND – 0.85%
Allied Irish Banks PLC	29,274	777,627
Anglo Irish Bank Corp. PLC	22,542	369,788
Bank of Ireland	33,762	659,483

		1,806,898
ITALY – 3.63%
Alleanza Assicurazioni SpA[2]	25,449	297,230
Assicurazioni Generali SpA	36,576	1,366,813
Banca Fideuram SpA	16,368	104,189
Banca Intesa SpA	121,347	797,788
Banca Monte dei Paschi di Siena SpA[2]	37,105	224,673
Banche Popolari Unite Scrl	11,731	315,334
Banco Popolare di Verona e Novara Scrl	13,107	361,786
Capitalia SpA	53,834	445,308
Mediobanca SpA	12,138	264,464
Mediolanum SpA[2]	13,413	99,567
RAS Holding SpA	3,060	83,572
Sanpaolo IMI SpA	35,598	750,811
UniCredito Italiano SpA German	318,495	2,640,603

		7,752,138
JAPAN – 8.41%
Acom Co. Ltd.	2,550	108,855
Credit Saison Co. Ltd.	5,100	215,119
Daiwa Securities Group Inc.	51,000	595,248
Millea Holdings Inc.[3]	24,500	851,840
Mitsubishi Estate Co. Ltd.	42,000	917,800
Mitsubishi UFJ Financial Group	316	4,068,268
Mitsui Fudosan Co. Ltd.	33,000	750,476
Mitsui Sumitomo Insurance Co. Ltd.	51,000	638,013
Mizuho Financial Group Inc.	336	2,606,835
Nikko Cordial Corp.	25,500	295,896
Nomura Holdings Inc.	66,300	1,168,035
ORIX Corp.	2,670	738,369
Promise Co. Ltd.	5,100	203,024
Shinsei Bank Ltd.	51,000	311,015
Sompo Japan Insurance Inc.	38,000	497,912
Sumitomo Mitsui Financial Group Inc.	227	2,384,110
Sumitomo Realty & Development Co. Ltd.	11,000	323,296
Sumitomo Trust & Banking Co. Ltd. (The)	51,000	533,909
T&D Holdings Inc.	7,650	553,996
Takefuji Corp.	4,080	187,300

		17,949,316
NETHERLANDS – 2.64%
ABN AMRO Holding NV	62,577	1,823,197
Aegon NV	39,270	735,733
ING Groep NV	70,023	3,077,060

		5,635,990
NORWAY – 0.10%
DNB NOR ASA	17,697	216,915

		216,915
PORTUGAL – 0.24%
Banco Comercial Portugues SA
Class R	137,394	426,407
Banco Espirito Santo SA	5,814	88,747

		515,154
SINGAPORE – 0.63%
DBS Group Holdings Ltd.	51,000	617,247
Oversea-Chinese Banking Corp.	51,000	210,571
United Overseas Bank Ltd.	51,000	524,017

		1,351,835
SOUTH KOREA – 0.62%
Kookmin Bank ADR	17,034	1,329,163

		1,329,163

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
SPAIN – 3.33%
Banco Bilbao Vizcaya Argentaria SA	115,362	$2,666,960
Banco Popular Espanol SA	38,199	625,664
Banco Sabadell SA	7,191	258,155
Banco Santander Central Hispano SA	212,313	3,353,775
Bankinter SA	3,009	213,452

		7,118,006
SWEDEN – 1.22%
Investor AB Class B2	11,934	248,335
Nordea AB	73,287	960,020
Skandinaviska Enskilda Banken AB Class A	16,269	437,330
Svenska Handelsbanken AB Class A	18,309	494,666
Swedbank AB	15,453	458,621

		2,598,972
SWITZERLAND – 4.26%
Baloise Holding Registered	1,978	193,549
Credit Suisse Group	40,086	2,312,869
Julius Baer Holding AG	2,448	243,834
Swiss Life Holding	1,156	269,652
Swiss Reinsurance Co.	11,322	864,082
UBS AG Registered	67,932	4,052,246
Zurich Financial Services AG	4,743	1,162,157

		9,098,389
UNITED KINGDOM – 11.82%
Alliance & Leicester PLC	8,925	181,052
AMVESCAP PLC	29,121	315,500
Aviva PLC	79,509	1,162,902
Barclays PLC[4]	209,865	2,642,197
British Land Co. PLC	18,156	462,594
Friends Provident PLC	68,595	247,935
Hammerson PLC	10,659	261,226
HBOS PLC	123,879	2,445,896
HSBC Holdings PLC	370,566	6,745,477
Land Securities Group PLC	16,119	592,555
Legal & General Group PLC	209,304	557,131
Lloyds TSB Group PLC	183,192	1,846,134
Man Group PLC	63,758	533,553
Northern Rock PLC	13,311	290,415
Old Mutual PLC	167,892	525,303
Provident Financial PLC	9,231	107,855
Prudential Corp. PLC	79,866	989,847
Royal & Sun Alliance Insurance Group PLC	102,153	284,317
Royal Bank of Scotland Group PLC	103,632	3,559,925
Schroders PLC	5,865	101,886
Slough Estates PLC	15,402	191,322
Standard Chartered PLC	36,669	937,023
3i Group PLC	15,441	269,826

		25,251,871
UNITED STATES – 40.95%
ACE Ltd.	9,639	527,542
AFLAC Inc.	16,983	777,142
Allstate Corp. (The)	22,032	1,382,067
Ambac Financial Group Inc.	3,927	324,959
American Express Co.	39,780	2,230,862
American International Group Inc.	82,875	5,491,297
Ameriprise Financial Inc.	7,956	373,136
AmSouth Bancorp	12,138	352,488
AON Corp.	10,524	356,448
Apartment Investment & Management Co. Class A	3,876	210,893
Archstone-Smith Trust	6,120	333,173
Bank of America Corp.	149,488	8,008,072
Bank of New York Co. Inc. (The)	27,030	953,078
BB&T Corp.	18,666	817,197
Bear Stearns Companies Inc. (The)	3,876	543,028
Boston Properties Inc.	2,499	258,247
Capital One Financial Corp.	10,098	794,309
Chicago Mercantile Exchange Holdings Inc.	1,122	536,597
Chubb Corp.	12,648	657,190
Cincinnati Financial Corp.	6,188	297,395
CIT Group Inc.	7,140	347,218
Citigroup Inc.	162,945	8,093,478
Comerica Inc.	6,171	351,253
Commerce Bancorp Inc.	5,253	192,838
Compass Bancshares Inc.	4,182	238,290
Countrywide Financial Corp.	20,196	707,668
E*TRADE Financial Corp.[5]	13,464	322,059
Equity Office Properties Trust	14,280	567,773
Equity Residential	8,925	451,427

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Federal Home Loan Mortgage Corp.	21,573	$1,430,937
Federal National Mortgage Association	31,161	1,742,212
Federated Investors Inc. Class B	3,366	113,804
Fifth Third Bancorp	16,422	625,350
First Horizon National Corp.	5,763	219,052
Franklin Resources Inc.	5,151	544,718
Genworth Financial Inc. Class A	12,240	428,522
Golden West Financial Corp.	9,333	720,974
Goldman Sachs Group Inc. (The)	14,637	2,476,141
Hartford Financial Services Group Inc. (The)	9,945	862,729
Huntington Bancshares Inc.	7,905	189,167
Janus Capital Group Inc.	7,038	138,789
JP Morgan Chase & Co.	114,087	5,357,526
KeyCorp	14,331	536,553
Kimco Realty Corp.	3,927	168,350
Legg Mason Inc.	237	23,904
Lehman Brothers Holdings Inc.	17,850	1,318,401
Lincoln National Corp.	8,754	543,448
Loews Corp.	14,076	533,480
M&T Bank Corp.	3,468	416,021
Marsh & McLennan Companies Inc.	17,752	499,719
Marshall & Ilsley Corp.	7,089	341,548
MBIA Inc.	4,794	294,543
Mellon Financial Corp.	13,719	536,413
Merrill Lynch & Co. Inc.	27,399	2,143,150
MetLife Inc.	24,735	1,401,980
MGIC Investment Corp.	3,315	198,801
Moody’s Corp.	8,211	536,835
Morgan Stanley	36,108	2,632,634
National City Corp.	20,298	742,907
North Fork Bancorp Inc.	15,364	440,025
Northern Trust Corp.	6,834	399,311
Plum Creek Timber Co. Inc.	6,732	229,157
PNC Financial Services Group	9,639	698,249
Principal Financial Group Inc.	9,282	503,827
Progressive Corp. (The)	21,114	518,138
ProLogis	6,477	369,578
Prudential Financial Inc.	14,994	1,143,293
Public Storage Inc.	3,526	303,201
Realogy Corp.[5]	7,599	172,345

Security	Shares or Principal	Value
Regions Financial Corp.	15,606	$574,145
Rowe (T.) Price Group Inc.	8,772	419,740
SAFECO Corp.	4,539	267,483
Schwab (Charles) Corp. (The)	36,465	652,724
Simon Property Group Inc.	6,477	586,946
SLM Corp.	14,484	752,878
Sovereign Bancorp Inc.	13,544	291,331
St. Paul Travelers Companies Inc.	23,103	1,083,300
State Street Corp.	11,373	709,675
SunTrust Banks Inc.	11,526	890,729
Synovus Financial Corp.	11,118	326,536
Torchmark Corp.	3,774	238,177
U.S. Bancorp	59,925	1,990,709
UNUMProvident Corp.	10,608	205,689
Vornado Realty Trust	4,029	439,161
Wachovia Corp.	52,785	2,945,403
Washington Mutual Inc.	31,569	1,372,304
Wells Fargo & Co.	111,486	4,033,563
XL Capital Ltd. Class A	6,018	413,437
Zions Bancorporation	3,366	268,640

		87,455,426

TOTAL COMMON STOCKS (Cost: $182,755,679)		212,554,754

SHORT-TERM INVESTMENTS – 0.57%
CERTIFICATES OF DEPOSIT[6] – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	6,576	6,576
Societe Generale
5.33%, 12/08/06	9,394	9,394
Washington Mutual Bank
5.36%, 11/13/06	23,486	23,486
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,516	7,516

		46,972
COMMERCIAL PAPER[6] – 0.07%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[1]	5,090	5,040

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
ASAP Funding Ltd.
5.29%, 11/02/06[1]	$2,349	$2,338
Atlantis One Funding
5.30%, 11/14/06[1]	12,890	12,808
Beta Finance Inc.
5.27%, 01/25/07[1]	1,879	1,847
Bryant Park Funding LLC
5.28%, 12/14/06[1]	2,966	2,934
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[1]	4,762	4,732
CC USA Inc.
5.03%, 10/24/06[1]	1,879	1,873
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[1]	10,804	10,740
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[1]	5,637	5,592
Curzon Funding LLC
5.29%, 11/17/06[1]	9,394	9,331
Edison Asset Securitization LLC
5.22%, 12/11/06[1]	6,930	6,860
Falcon Asset Securitization Corp.
5.30%, 11/06/06[1]	9,394	9,346
Five Finance Inc.
5.19%, 12/01/06[1]	4,227	4,191
Galleon Capital Corp.
5.27%, 12/18/06[1]	1,314	1,299
General Electric Capital Services Inc.
5.22%, 12/11/06	939	930
Giro Funding US Corp.
5.34%, 10/10/06[1]	4,697	4,692
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[1]	4,509	4,491
HBOS Treasury Services PLC
5.27%, 12/15/06	1,879	1,859
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[1]	18,789	18,739
Landale Funding LLC
5.31%, 11/15/06[1]	7,328	7,280

Security	Shares or Principal	Value
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[1]	$5,131	$5,099
Mont Blanc Capital Corp.
5.29%, 11/15/06[1]	6,059	6,020
Nationwide Building Society
5.27%, 12/15/06	3,288	3,252
Nestle Capital Corp.
5.19%, 08/09/07	5,637	5,384
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[1]	5,005	4,925
Sydney Capital Corp.
5.27%, 12/08/06[1]	224	222
Tulip Funding Corp.
5.29%, 11/15/06[1]	4,955	4,923
White Pine Finance LLC
5.12%, 10/27/06[1]	1,776	1,769

		148,516
MEDIUM-TERM NOTES[6] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	2,349	2,349
Cullinan Finance Corp.
5.71%, 06/28/07[1]	7,046	7,046
K2 USA LLC
5.39%, 06/04/07[1]	7,046	7,046
Marshall & Ilsley Bank
5.18%, 12/15/06	9,394	9,401
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[1]	10,991	10,991
US Bank N.A.
2.85%, 11/15/06	1,879	1,875

		38,708
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,7]	127,527	127,527

		127,527

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[6] – 0.11%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $18,798 (collateralized by non- U.S. Government debt securities, value $19,363, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$18,789	$18,789
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $14,098 (collateralized by non-U.S. Government debt securities, value $15,509, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,092	14,092
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $14,098 (collateralized by non-U.S. Government debt securities, value $15,509, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,092	14,092
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $939 (collateralized by non-U.S. Government debt securities, value $968, 5.75%, 3/15/16).	939	939
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $32,896 (collateralized by non-U.S. Government debt securities, value $34,543, 5.87%, 6/25/36).	32,881	32,881
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $10,339 (collateralized by non-U.S. Government debt securities, value $11,485, 0.00% to 10.00%, 5/27/33 to 9/29/36).	10,334	10,334
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $5,640 (collateralized by non- U.S. Government debt securities, value $6,184, 0.00% to 10.00%, 5/27/33 to 9/29/36).	5,637	5,637
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $18,797 (collateralized by non- U.S. Government debt securities, value $19,739, 0.00% to 9.00%, 5/1/17 to 2/25/46).	18,789	18,789
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $14,097 (collateralized by non- U.S. Government debt securities, value $19,457, 0.00% to 8.33%, 10/27/06 to 3/25/37).	14,091	14,091
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $11,278 (collateralized by non- U.S. Government debt securities, value $11,843, 0.00% to 10.00%, 10/1/06 to 9/30/36).	11,273	11,273
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $2,350 (collateralized by non-U.S. Government debt securities, value $2,468, 6.50% to 7.63%, 2/1/07 to 6/1/16).	2,349	2,349
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $18,798 (collateralized by non- U.S. Government debt securities, value $19,739, 0.79% to 9.08%, 8/5/18 to 12/20/54).	18,789	18,789

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $18,798 (collateralized by non- U.S. Government debt securities, value $19,363, 4.85% to 8.60%, 5/1/09 to 12/1/25).	$18,789	$18,789
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,398 (collateralized by non-U.S. Government debt securities, value $10,265, 4.69% to 6.41%, 12/17/19 to 6/25/45).	9,394	9,394
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $12,688 (collateralized by non- U.S. Government debt securities, value $13,353, 0.00% to 10.00%, 10/1/06 to 9/30/36).	12,682	12,682
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $6,828 (collateralized by non- U.S. Government debt securities, value $7,121, 0.00% to 10.00%, 10/1/06 to 9/30/36).[8]	6,576	6,576
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $24,436 (collateralized by non- U.S. Government debt securities, value $25,661, 0.06% to 7.95%, 8/15/13 to 7/15/45).	24,425	24,425

		233,921
TIME DEPOSITS[6] – 0.00%
Societe Generale
5.25%, 10/02/06	1,688	1,688

		1,688
VARIABLE& FLOATING RATE NOTES – 0.29%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[1]	24,050	24,053
American Express Bank
5.29%, 02/28/07	9,394	9,394
American Express Centurion Bank
5.42%, 07/19/07	10,334	10,343
American Express Credit Corp.
5.43%, 07/05/07	2,818	2,820
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[1]	1,785	1,785
ASIF Global Financing
5.51%, 05/03/07[1]	939	940
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07[1]	6,106	6,106
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[1]	13,622	13,622
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[1]	23,956	23,957
BMW US Capital LLC
5.33%, 10/15/07[1]	9,394	9,394
BNP Paribas
5.36%, 05/18/07[1]	17,380	17,380
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[1]	6,858	6,858
CC USA Inc.
5.48%, 07/30/07[1]	4,697	4,698
Commodore CDO Ltd.
5.47%, 06/12/07[1]	2,349	2,349
Credit Agricole SA
5.48%, 07/23/07	9,394	9,394
Credit Suisse First Boston NY
5.51%, 04/24/07	4,697	4,697
Cullinan Finance Corp.
5.36%, 04/25/07[1]	2,349	2,349

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
DEPFA Bank PLC
5.43%, 09/14/07	$9,394	$9,394
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[1]	10,804	10,804
Eli Lilly Services Inc.
5.32%, 10/01/07[1]	9,394	9,394
Fifth Third Bancorp
5.31%, 09/21/07[1]	18,789	18,789
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[1]	9,394	9,393
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	9,864	9,867
Granite Master Issuer PLC
5.30%, 08/20/07[1]	32,880	32,880
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[1]	7,516	7,517
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	14,092	14,093
HBOS Treasury Services PLC
5.46%, 07/24/07[1]	9,394	9,394
Holmes Financing PLC
5.30%, 07/16/07[1]	16,440	16,440
JP Morgan Chase & Co.
5.30%, 08/02/07	7,046	7,046
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[1]	7,046	7,045
Kestrel Funding LLC
5.31%, 07/11/07[1]	3,758	3,757
Kommunalkredit Austria AG
5.33%, 09/09/07[1]	5,637	5,637
Leafs LLC
5.33%, 01/22/07 - 02/20/07[1]	9,797	9,797
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[1]	11,743	11,741
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[1]	10,334	10,333
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[1]	4,139	4,139
Marshall & Ilsley Bank
5.31%, 10/15/07	5,167	5,167
Metropolitan Life Global Funding I
5.34%, 08/06/07[1]	14,092	14,092
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[1,8]	939	939
Monumental Global Funding II
5.38%, 12/27/06[1]	1,879	1,879
Mound Financing PLC
5.30%, 05/08/07[1]	8,831	8,831
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[1]	28,183	28,183
National City Bank of Indiana
5.37%, 05/21/07	4,697	4,697
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[1]	31,001	31,008
Newcastle Ltd.
5.35%, 04/24/07[1]	3,312	3,311
Northern Rock PLC
5.37%, 08/03/07[1]	11,273	11,274
Northlake CDO I
5.46%, 09/06/07[1]	2,818	2,818
Principal Life Global Funding I
5.83%, 02/08/07	4,227	4,234
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[1]	13,622	13,621
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[1]	9,394	9,394
Strips III LLC
5.38%, 07/24/07[1]	2,220	2,220
SunTrust Bank
5.30%, 05/01/07	9,394	9,395
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[1]	22,922	22,921

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[1]	$13,152	$13,152
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[1]	13,083	13,083
Wachovia Bank N.A.
5.43%, 05/22/07	18,789	18,789
Wal-Mart Stores Inc.
5.50%, 07/16/07[1]	7,046	7,050
Wells Fargo & Co.
5.34%, 09/14/07[1]	4,697	4,697
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[1]	7,046	7,045
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[1]	28,183	28,177
Wind Master Trust
5.32%, 07/25/07[1]	3,758	3,758

		627,334

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,224,666)		1,224,666

TOTAL INVESTMENTS IN SECURITIES – 100.10% (Cost: $183,980,345)		213,779,420
Other Assets, Less Liabilities – (0.10)%		(212,003)

NET ASSETS – 100.00%		$213,567,417

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

[4]	Affiliated issuer. See Note 2.

[5]	Non-income earning security.

[6]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.69%
AUSTRALIA – 0.31%
CSL Ltd.	55,736	$2,247,269

		2,247,269
BELGIUM – 0.23%
UCB SA	25,452	1,616,902

		1,616,902
CANADA – 0.20%
Biovail Corp.	45,367	691,291
MDS Inc.	44,251	759,563

		1,450,854
DENMARK – 0.66%
Novo Nordisk A/S Class B	63,902	4,743,613

		4,743,613
FRANCE – 4.11%
Essilor International SA	29,988	3,067,475
Sanofi-Aventis	295,972	26,319,562

		29,387,037
GERMANY – 0.50%
Altana AG	20,574	1,135,266
Fresenius Medical Care AG & Co. KGaA	18,648	2,419,874

		3,555,140
IRELAND – 0.28%
Elan Corp. PLC[1]	130,032	2,009,560

		2,009,560
JAPAN – 4.59%
Astellas Pharma Inc.	153,035	6,156,916
Daiichi Sanyko Co. Ltd.	208,993	5,930,009
Eisai Co. Ltd.	76,200	3,685,275
Taisho Pharmaceutical Co. Ltd.	34,000	652,268
Takeda Pharmaceutical Co. Ltd.	232,800	14,532,131
Terumo Corp.	50,800	1,927,616

		32,884,215
SWITZERLAND – 12.54%
Novartis AG	829,584	48,295,093
Roche Holding AG Bearer	13,860	2,630,631
Roche Holding AG Genusschein	213,696	36,844,432
Serono SA	2,268	1,953,379

		89,723,535
UNITED KINGDOM – 11.35%
AstraZeneca PLC	472,414	29,456,039
GlaxoSmithKline PLC	1,758,960	46,721,933
Shire PLC	148,932	2,470,394
Smith & Nephew PLC	281,529	2,583,396

		81,231,762
UNITED STATES – 64.92%
Abbott Laboratories	463,778	22,521,060
Aetna Inc.	169,748	6,713,533
Allergan Inc.	44,505	5,011,708
AmerisourceBergen Corp.	64,118	2,898,134
Amgen Inc.[1]	353,052	25,253,810
Applera Corp. - Applied Biosystems Group	57,006	1,887,469
Bard (C.R.) Inc.	32,313	2,423,475
Barr Pharmaceuticals Inc.[1]	31,043	1,612,373
Bausch & Lomb Inc.	13,608	682,169
Baxter International Inc.	196,308	8,924,162
Becton, Dickinson & Co.	76,619	5,414,665
Biogen Idec Inc.[1]	103,320	4,616,338
Biomet Inc.	80,937	2,605,362
Boston Scientific Corp.[1]	363,736	5,379,655
Bristol-Myers Squibb Co.	590,436	14,713,665
Cardinal Health Inc.	126,521	8,317,490
Caremark Rx Inc.	133,389	7,559,155
CIGNA Corp.	34,385	3,999,663
Coventry Health Care Inc.[1]	47,299	2,436,844
Express Scripts Inc.[1]	43,489	3,282,985
Fisher Scientific International Inc.[1]	36,631	2,866,009
Forest Laboratories Inc.[1]	99,807	5,051,232
Genzyme Corp.[1]	78,372	5,287,759
Gilead Sciences Inc.[1]	137,943	9,476,684
HCA Inc.	124,754	6,223,977
Health Management Associates Inc. Class A	73,082	1,527,414
Hospira Inc.[1]	47,881	1,832,406
Humana Inc.[1]	48,384	3,197,699
IMS Health Inc.	69,452	1,850,201
Johnson & Johnson	891,687	57,906,154
King Pharmaceuticals Inc.[1]	74,860	1,274,866
Laboratory Corp. of America Holdings[1]	38,917	2,551,788
Lilly (Eli) & Co.	305,269	17,400,333
Manor Care Inc.	24,458	1,278,664

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
McKesson Corp.	90,589	$4,775,852
Medco Health Solutions Inc.[1]	90,589	5,445,305
MedImmune Inc.[1]	75,349	2,200,944
Medtronic Inc.	361,710	16,797,812
Merck & Co. Inc.	658,980	27,611,262
Millipore Corp.[1]	15,494	949,782
Mylan Laboratories Inc.	65,642	1,321,373
Patterson Companies Inc.[1]	42,727	1,436,054
PerkinElmer Inc.	39,171	741,507
Pfizer Inc.	2,209,284	62,655,294
Quest Diagnostics Inc.	50,656	3,098,121
Schering-Plough Corp.	441,625	9,755,496
St. Jude Medical Inc.[1]	107,916	3,808,356
Stryker Corp.	91,859	4,555,288
Tenet Healthcare Corp.[1]	140,229	1,141,464
Thermo Electron Corp.[1]	47,553	1,870,259
UnitedHealth Group Inc.	404,486	19,900,711
Waters Corp.[1]	30,789	1,394,126
Watson Pharmaceuticals Inc.[1]	32,313	845,631
WellPoint Inc.[1]	192,695	14,847,150
Wyeth	404,964	20,588,370
Zimmer Holdings Inc.[1]	74,352	5,018,760

		464,737,818

TOTAL COMMON STOCKS (Cost: $660,921,209)		713,587,705

SHORT-TERM INVESTMENTS – 0.11%
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	776,799	776,799

		776,799

TOTAL SHORT-TERM INVESTMENTS (Cost: $776,799)		776,799

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $661,698,008)		714,364,504
Other Assets, Less Liabilities – 0.20%		1,465,673

NET ASSETS – 100.00%		$715,830,177

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.61%
AUSTRALIA – 1.73%
Brambles Industries Ltd.[1]	10,980	$104,471
Macquarie Airports	16,360	37,481
Macquarie Infrastructure Group	28,940	69,109
Qantas Airways Ltd.	23,690	69,124
Transurban Group	9,770	53,223
Wesfarmers Ltd.	4,310	112,347

		445,755
BRAZIL – 0.18%
Empresa Brasileira de Aeronautica SA ADR	1,180	46,339

		46,339
CANADA – 1.59%
ACE Aviation Holdings Inc. Class B2	1,220	37,913
Bombardier Inc. Class B2	16,300	50,990
Canadian National Railway Co.	5,700	238,852
Canadian Pacific Railway Ltd.	1,640	81,673

		409,428
DENMARK – 0.55%
AP Moller - Maersk A/S	10	85,614
Vestas Wind Systems A/S2	2,110	56,272

		141,886
FRANCE – 4.58%
Alstom[2]	1,190	107,555
Compagnie de Saint-Gobain SA	3,760	272,442
European Aeronautic Defence and Space Co.	3,580	102,853
Safran SA	1,550	31,298
Schneider Electric SA	2,490	277,413
Thales SA	940	41,664
Vallourec SA	410	95,512
Vinci SA	2,260	251,359

		1,180,096
GERMANY – 4.44%
Deutsche Lufthansa AG	2,690	56,940
Deutsche Post AG	7,210	189,059
MAN AG	1,570	132,732
Siemens AG	8,770	764,327

		1,143,058
HONG KONG – 1.03%
Cathay Pacific Airways Ltd.	10,000	20,482
Citic Pacific Ltd.	10,000	30,800
Hutchison Whampoa Ltd.	20,000	176,586
MTR Corp. Ltd.	15,000	37,653

		265,521
ITALY – 0.70%
Autostrade SpA	2,830	83,851
Finmeccanica SpA	3,080	68,707
Pirelli & Co. SpA	30,930	26,584

		179,142
JAPAN – 15.69%
All Nippon Airways Co. Ltd.	20,000	80,972
Asahi Glass Co. Ltd.	10,000	123,407
Central Japan Railway Co.	20	213,442
Dai Nippon Printing Co. Ltd.	10,000	154,406
Daikin Industries Ltd.	3,000	88,934
East Japan Railway Co.	40	279,846
Fanuc Ltd.	2,000	156,185
Furukawa Electric Co. Ltd.	10,000	66,065
ITOCHU Corp.	20,000	154,999
Japan Airlines System Corp.[2]	30,000	58,696
JS Group Corp.	3,000	62,762
Kajima Corp.	10,000	45,738
Kawasaki Heavy Industries Ltd.	20,000	66,235
Kintetsu Corp.	20,000	62,677
Komatsu Ltd.	10,000	172,786
Kubota Corp.	10,000	82,158
Marubeni Corp.	20,000	99,606
Mitsubishi Corp.	16,000	300,851
Mitsubishi Electric Corp.	20,000	168,551
Mitsubishi Heavy Industries Ltd.	40,000	165,671
Mitsui & Co. Ltd.	20,000	254,436
Mitsui O.S.K. Lines Ltd.	10,000	73,942
Nippon Express Co. Ltd.	10,000	53,615
Nippon Yusen Kabushiki Kaisha	10,000	60,899
Obayashi Corp.	10,000	70,470
Odakyu Electric Railway Co. Ltd.	10,000	63,609
Secom Co. Ltd.	2,000	99,098
Shimizu Corp.	10,000	57,172
SMC Corp.	1,000	132,385

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Sumitomo Corp.	13,000	$162,190
Sumitomo Electric Industries Ltd.	8,000	108,347
Taisei Corp.	10,000	35,912
Tokyu Corp.	10,000	68,776
Toppan Printing Co. Ltd.	10,000	110,956
West Japan Railway Co.	20	85,546

		4,041,340
MEXICO – 0.18%
Alfa SA Class A	4,000	21,802
Grupo Carso SA de CV Series A1	8,000	23,217

		45,019
NETHERLANDS – 0.87%
Buhrmann NV	2,050	30,876
Randstad Holding NV	710	40,392
TNT NV	4,040	153,069

		224,337
NORWAY – 0.40%
Orkla ASA	1,920	91,455
Tomra Systems ASA	1,780	10,868

		102,323
PORTUGAL – 0.17%
Brisa-Auto Estradas de Portugal SA	3,930	43,511

		43,511
SINGAPORE – 0.43%
Singapore Airlines Ltd.	10,000	92,032
Singapore Technologies Engineering Ltd.	10,000	17,965

		109,997
SPAIN – 1.52%
Abertis Infraestructuras SA	4,000	104,887
Actividades de Construcciones y Servicios SA	2,880	136,444
Grupo Ferrovial SA	710	57,021
Sacyr Vallehermoso SA1	2,060	93,551

		391,903
SWEDEN – 2.81%
Assa Abloy AB Class B	3,830	71,206
Atlas Copco AB Class A	3,660	96,138
Sandvik AB	11,870	136,054
Securitas AB Class B	4,070	51,093
Skanska AB Class B	4,340	73,433
SKF AB	4,580	67,026
Volvo AB Class A	1,230	76,198
Volvo AB Class B	2,560	152,478

		723,626
SWITZERLAND – 1.44%
ABB Ltd.	21,600	283,361
Adecco SA	1,450	87,246

		370,607
UNITED KINGDOM – 5.01%
BAE Systems PLC	35,260	260,327
BBA Group PLC	5,310	26,409
Brambles Industries PLC	7,320	65,496
British Airways PLC[2]	6,580	52,483
Bunzl PLC	3,970	49,574
Capita Group PLC	6,820	69,748
Cobham PLC	10,690	36,243
Cookson Group PLC	2,250	23,851
FirstGroup PLC	4,300	39,418
FKI PLC	7,370	12,425
Group 4 Securicor PLC	12,310	38,861
Hays PLC	16,480	44,483
IMI PLC	3,660	34,645
Invensys PLC[2]	9,110	35,353
Rentokil Initial PLC	19,390	53,062
Rolls-Royce Group PLC[2]	19,450	164,582
Smiths Group PLC	6,120	102,487
Tomkins PLC	9,490	41,968
Wolseley PLC	6,650	139,870

		1,291,285
UNITED STATES – 56.29%
Allied Waste Industries Inc.[2]	2,780	31,331
American Power Conversion Corp.	2,060	45,238
American Standard Companies Inc.	1,950	81,841
Avery Dennison Corp.	1,180	71,001
Boeing Co. (The)	8,760	690,726
Burlington Northern Santa Fe Corp.	3,990	293,026
Caterpillar Inc.	7,360	484,288
Cintas Corp.	1,530	62,470
Cooper Industries Ltd.	1,040	88,629
CSX Corp.	4,850	159,225

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Cummins Inc.	590	$70,346
Danaher Corp.	2,620	179,915
Deere & Co.	2,600	218,166
Donnelley (R.R.) & Sons Co.	2,370	78,115
Dover Corp.	2,270	107,689
Eaton Corp.	1,670	114,979
Emerson Electric Co.	4,510	378,209
Equifax Inc.	1,410	51,761
FedEx Corp.	3,340	362,991
Fluor Corp.	970	74,583
General Dynamics Corp.	4,410	316,065
General Electric Co.	113,900	4,020,670
Goodrich Corp.	1,380	55,918
Grainger (W.W.) Inc.	900	60,318
Honeywell International Inc.	9,030	369,327
Illinois Tool Works Inc.	4,580	205,642
Ingersoll-Rand Co. Class A	3,660	139,007
ITT Industries Inc.	2,090	107,154
L-3 Communications Holdings Inc.	1,340	104,962
Lockheed Martin Corp.	3,860	332,192
Masco Corp.	4,350	119,277
Monster Worldwide Inc.[2]	1,450	52,475
Navistar International Corp.[2]	770	19,881
Norfolk Southern Corp.	4,570	201,308
Northrop Grumman Corp.	3,720	253,220
PACCAR Inc.	2,770	157,945
Pall Corp.	1,460	44,983
Parker Hannifin Corp.	1,340	104,158
Pitney Bowes Inc.	2,250	99,832
Raytheon Co.	4,870	233,809
Robert Half International Inc.	1,940	65,902
Rockwell Automation Inc.	2,000	116,200
Rockwell Collins Inc.	1,880	103,099
Ryder System Inc.	670	34,626
Southwest Airlines Co.	8,010	133,447
Textron Inc.	1,450	126,875
3M Co.	8,290	616,942
Tyco International Ltd.	22,380	626,416
Union Pacific Corp.	2,940	258,720
United Parcel Service Inc. Class B	11,870	853,928
United Technologies Corp.	11,050	700,017
Waste Management Inc.	5,930	217,512

		14,496,356

TOTAL COMMON STOCKS (Cost: $25,103,161)		25,651,529

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.88%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,267	$1,267
Societe Generale
5.33%, 12/08/06	1,810	1,810
Washington Mutual Bank
5.36%, 11/13/06	4,524	4,524
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,448	1,448

		9,049
COMMERCIAL PAPER[3] – 0.11%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[4]	980	967
ASAP Funding Ltd.
5.29%, 11/02/06[4]	452	450
Atlantis One Funding
5.30%, 11/14/06[4]	2,483	2,467
Beta Finance Inc.
5.27%, 01/25/07[4]	362	356
Bryant Park Funding LLC
5.28%, 12/14/06[4]	571	565
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	917	912
CC USA Inc.
5.03%, 10/24/06[4]	362	361
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	2,081	2,069
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	1,086	1,077
Curzon Funding LLC
5.29%, 11/17/06[4]	1,810	1,798

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	$1,335	$1,322
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	1,810	1,800
Five Finance Inc.
5.19%, 12/01/06[4]	814	807
Galleon Capital Corp.
5.27%, 12/18/06[4]	253	250
General Electric Capital Services Inc.
5.22%, 12/11/06	181	179
Giro Funding US Corp.
5.34%, 10/10/06[4]	905	904
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	869	866
HBOS Treasury Services PLC
5.27%, 12/15/06	362	358
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[4]	3,620	3,610
Landale Funding LLC
5.31%, 11/15/06[4]	1,412	1,402
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	989	982
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	1,167	1,160
Nationwide Building Society
5.27%, 12/15/06	633	627
Nestle Capital Corp.
5.19%, 08/09/07	1,086	1,037
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	964	949
Sydney Capital Corp.
5.27%, 12/08/06[4]	43	43
Tulip Funding Corp.
5.29%, 11/15/06[4]	955	948
White Pine Finance LLC
5.12%, 10/27/06[4]	342	341

		28,607

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	$452	$452
Cullinan Finance Corp.
5.71%, 06/28/07[4]	1,357	1,357
K2 USA LLC
5.39%, 06/04/07[4]	1,357	1,357
Marshall & Ilsley Bank
5.18%, 12/15/06	1,810	1,811
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	2,117	2,117
US Bank N.A.
2.85%, 11/15/06	362	361

		7,455
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	15,000	15,000

		15,000
REPURCHASE AGREEMENTS[3] – 0.17%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,622 (collateralized by non-U.S. Government debt securities, value $3,730, 4.44% to 8.00%, 6/15/07 to 5/1/19).	3,620	3,620
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $2,716 (collateralized by non-U.S. Government debt securities, value $2,988, 0.31% to 5.25%, 6/1/35 to 8/25/36).	2,715	2,715
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $2,716 (collateralized by non-U.S. Government debt securities, value $2,988, 0.31% to 5.25%, 6/1/35 to 8/25/36).	2,715	2,715

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $181 (collateralized by non-U.S. Government debt securities, value $187, 5.75%, 3/15/16).	$181	$181
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 6,338 (collateralized by non- U.S. Government debt securities, value $6,655, 5.87%, 6/25/36).	6,335	6,335
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $ 1,992 (collateralized by non- U.S. Government debt securities, value $2,212, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,991	1,991
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $ 1,087 (collateralized by non- U.S. Government debt securities, value $1,191, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,086	1,086
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $3,622 (collateralized by non-U.S. Government debt securities, value $3,803, 0.00% to 9.00%, 5/1/17 to 2/25/46).	3,620	3,620
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,716 (collateralized by non-U.S. Government debt securities, value $3,748, 0.00% to 8.33%, 10/27/06 to 3/25/37).	2,715	2,715
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $ 2,173 (collateralized by non- U.S. Government debt securities, value $2,282, 0.00% to 10.00%, 10/1/06 to 9/30/36).	2,172	$2,172
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $452 (collateralized by non-U.S. Government debt securities, value $ 475, 6.50% to 7.63%, 2/1/07 to 6/1/16).	452	452
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 3,622 (collateralized by non- U.S. Government debt securities, value $3,803, 0.79% to 9.08%, 8/5/18 to 12/20/54).	3,620	3,620
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 3,622 (collateralized by non-U.S. Government debt securities, value $3,730, 4.85% to 8.60%, 5/1/09 to 12/1/25).	3,620	3,620
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 1,811 (collateralized by non-U.S. Government debt securities, value $1,978, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,810	1,810
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $ 2,444 (collateralized by non-U.S. Government debt securities, value $2,572, 0.00% to 10.00%, 10/1/06 to 9/30/36).	2,443	2,443

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $ 1,316 (collateralized by non-U.S. Government debt securities, value $1,372, 0.00% to 10.00%, 10/1/06 to 9/30/36).[7]	$1,267	$1,267
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $ 4,707 (collateralized by non-U.S. Government debt securities, value $4,943, 0.06% to 7.95%, 8/15/13 to 7/15/45).	4,705	4,705

		45,067
TIME DEPOSITS[3] – 0.00%
Societe Generale
5.25%, 10/02/06	325	325

		325
VARIABLE & FLOATING RATE NOTES[3] – 0.47%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[4]	4,633	4,634
American Express Bank
5.29%, 02/28/07	1,810	1,810
American Express Centurion Bank
5.42%, 07/19/07	1,991	1,993
American Express Credit Corp.
5.43%, 07/05/07	543	543
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 [4]	344	344
ASIF Global Financing
5.51%, 05/03/07 [4]	181	181
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 [4]	1,176	1,176
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	2,624	2,624
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[4]	4,615	4,616
BMW US Capital LLC
5.33%, 10/15/07[4]	1,810	1,810
BNP Paribas
5.36%, 05/18/07[4]	3,348	3,348
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	1,321	1,321
CC USA Inc.
5.48%, 07/30/07[4]	905	905
Commodore CDO Ltd.
5.47%, 06/12/07[4]	452	452
Credit Agricole SA
5.48%, 07/23/07	1,810	1,810
Credit Suisse First Boston NY
5.51%, 04/24/07	905	905
Cullinan Finance Corp.
5.36%, 04/25/07[4]	452	452
DEPFA Bank PLC
5.43%, 09/14/07	1,810	1,810
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[4]	2,081	2,082
Eli Lilly Services Inc.
5.32%, 10/01/07[4]	1,810	1,810
Fifth Third Bancorp
5.31%, 09/21/07[4]	3,620	3,620
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[4]	1,810	1,809
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,900	1,901
Granite Master Issuer PLC
5.30%, 08/20/07[4]	6,334	6,334
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[4]	1,448	1,448
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	2,715	2,715

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	$1,810	$1,810
Holmes Financing PLC
5.30%, 07/16/07[4]	3,167	3,167
JP Morgan Chase & Co.
5.30%, 08/02/07	1,357	1,357
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	1,357	1,357
Kestrel Funding LLC
5.31%, 07/11/07[4]	724	724
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	1,086	1,086
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	1,887	1,887
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	2,262	2,262
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[4]	1,991	1,990
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	797	797
Marshall & Ilsley Bank
5.31%, 10/15/07	995	995
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	2,715	2,715
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	181	181
Monumental Global Funding II
5.38%, 12/27/06[4]	362	362
Mound Financing PLC
5.30%, 05/08/07[4]	1,701	1,701
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[4]	5,429	5,429
National City Bank of Indiana
5.37%, 05/21/07	905	905
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[4]	5,972	5,974
Newcastle Ltd.
5.35%, 04/24/07[4]	638	638
Northern Rock PLC
5.37%, 08/03/07[4]	2,172	2,172
Northlake CDO I
5.46%, 09/06/07[4]	543	543
Principal Life Global Funding I
5.83%, 02/08/07	814	816
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	2,624	2,624
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[4]	1,810	1,810
Strips III LLC
5.38%, 07/24/07[4]	428	428
SunTrust Bank
5.30%, 05/01/07	1,810	1,810
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	4,416	4,415
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	2,534	2,534
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[4]	2,520	2,520
Wachovia Bank N.A.
5.43%, 05/22/07	3,620	3,620
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	1,357	1,358
Wells Fargo & Co.
5.34%, 09/14/07[4]	905	905
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	1,357	1,357

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	$5,429	$5,429
Wind Master Trust
5.32%, 07/25/07[4]	724	724

		120,855

TOTAL SHORT-TERM INVESTMENTS (Cost: $226,358)		226,358

TOTAL INVESTMENTS IN SECURITIES – 100.49% (Cost: $25,329,519)		25,877,887
Other Assets, Less Liabilities – (0.49)%		(126,863)

NET ASSETS – 100.00%		$25,751,024

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.74%
AUSTRALIA – 8.72%
Alumina Ltd.	21,250	$98,160
Amcor Ltd.	17,040	94,481
BHP Billiton Ltd.	61,300	1,172,448
BHP Steel	11,860	57,351
Boral Ltd.	11,150	60,159
James Hardie Industries NV	8,800	48,990
Newcrest Mining Ltd.	5,960	100,072
Orica Ltd.	6,100	102,286
Rinker Group Ltd.	16,690	173,123
Rio Tinto Ltd.	5,120	267,838

		2,174,908
BELGIUM – 0.58%
Solvay SA	1,110	143,421

		143,421
BRAZIL – 3.13%
Aracruz Celulose SA ADR	1,000	49,770
Companhia Siderurgica Nacional SA ADR	2,800	79,604
Companhia Vale do Rio Doce ADR	12,270	264,541
Companhia Vale do Rio Doce Class A ADR	16,810	311,153
Gerdau SA ADR	5,570	75,473

		780,541
CANADA – 8.36%
Agnico-Eagle Mines Ltd.	1,930	59,873
Agrium Inc.	2,560	69,298
Alcan Inc.	6,600	263,550
Barrick Gold Corp.	15,030	462,493
Domtar Inc.[1]	4,220	24,814
Glamis Gold Ltd.[1]	2,900	114,217
Goldcorp Inc.	7,300	172,481
Inco Ltd.	3,390	258,918
IPSCO Inc.	790	68,609
Kinross Gold Corp.[1]	6,080	76,242
Nova Chemicals Corp.	1,580	48,505
Novelis Inc.	1,310	33,606
Potash Corp. of Saskatchewan Inc.	1,890	196,547
Teck Cominco Ltd. Class B	3,730	234,034

		2,083,187
CHILE – 0.32%
Sociedad Quimica y Minera de Chile SA ADR	700	80,570

		80,570
FINLAND – 1.51%
Stora Enso OYJ Class R	10,610	160,745
UPM-Kymmene OYJ	9,040	214,600

		375,345
FRANCE – 3.32%
Lafarge SA	3,040	392,024
L’Air Liquide SA	2,140	436,175

		828,199
GERMANY – 7.30%
BASF AG	9,280	742,356
Bayer AG	13,010	662,513
Linde AG	1,970	185,391
ThyssenKrupp AG	6,840	230,218

		1,820,478
IRELAND – 1.29%
CRH PLC	9,560	322,493

		322,493
JAPAN – 12.70%
Asahi Kasei Corp.	20,000	128,065
JFE Holdings Inc.	9,000	352,941
JSR Corp.	4,000	88,087
Kobe Steel Ltd.	40,000	125,693
Kuraray Co. Ltd.	5,000	55,647
Mitsubishi Chemical Holdings Corp.	20,000	125,355
Mitsubishi Materials Corp.	20,000	82,497
Mitsui Chemicals Inc.	10,000	71,994
Mitsui Mining & Smelting Co. Ltd.	10,000	51,582
Nippon Paper Group Inc.	20	72,502
Nippon Steel Corp.	100,000	411,638
Nitto Denko Corp.	3,000	177,868
Oji Paper Co. Ltd.	20,000	109,601
Shin-Etsu Chemical Co. Ltd.	7,000	447,042
Sumitomo Chemical Co. Ltd.	20,000	149,409
Sumitomo Metal Industries Ltd.	70,000	268,581
Sumitomo Metal Mining Co. Ltd.	10,000	131,114
Teijin Ltd.	20,000	107,737
Toray Industries Inc.	20,000	150,595
Toyo Seikan Kaisha Ltd.	3,000	57,426

		3,165,374

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
MEXICO – 1.77%
Cemex SA de CV Series CPO[1]	146,000	$440,041

		440,041
NETHERLANDS – 3.87%
Akzo Nobel NV	5,110	314,463
Koninklijke DSM NV	3,750	164,313
Mittal Steel Co. NV	13,910	484,916

		963,692
PORTUGAL – 0.17%
CIMPOR-Cimentos de Portugal SGPS SA	6,060	43,372

		43,372
SOUTH KOREA – 1.68%
POSCO ADR	6,440	418,149

		418,149
SPAIN – 0.17%
Acerinox SA	2,200	42,388

		42,388
SWEDEN – 0.74%
Holmen AB Class B	770	32,151
Svenska Cellulosa AB Class B	3,320	152,216

		184,367
SWITZERLAND – 3.05%
Ciba Specialty Chemicals AG	1,250	75,262
Clariant AG Registered[1]	4,300	57,953
Givaudan SA Registered	110	87,811
Holcim Ltd.	3,140	255,918
Syngenta AG1	1,880	282,761

		759,705
TAIWAN – 1.20%
China Steel Corp. Sponsored GDR	17,500	299,075

		299,075
UNITED KINGDOM – 15.03%
Anglo American PLC	26,290	1,096,591
BHP Billiton PLC	42,950	739,706
Corus Group PLC	15,990	115,890
Hanson PLC	11,730	169,482
Imperial Chemical Industries PLC	21,370	158,575
Johnson Matthey PLC	3,650	94,020
Lonmin PLC	2,430	116,156
Rexam PLC	10,100	107,821
Rio Tinto PLC	18,370	867,121
Xstrata PLC	6,790	279,922

		3,745,284
UNITED STATES – 24.83%
Air Products & Chemicals Inc.	4,050	268,798
Alcoa Inc.	15,290	428,732
Allegheny Technologies Inc.	1,510	93,907
Ashland Inc.	1,380	88,016
Ball Corp.	2,010	81,304
Bemis Co. Inc.	1,650	54,219
Dow Chemical Co. (The)	17,180	669,676
Du Pont (E.I.) de Nemours and Co.	16,490	706,432
Eastman Chemical Co.	1,570	84,811
Ecolab Inc.	3,250	139,165
Freeport-McMoRan Copper & Gold Inc.	3,300	175,758
Hercules Inc.[1]	2,150	33,905
International Flavors & Fragrances Inc.	1,480	58,519
International Paper Co.	8,630	298,857
Louisiana-Pacific Corp.	2,040	38,291
MeadWestvaco Corp.	3,240	85,892
Monsanto Co.	9,590	450,826
Newmont Mining Corp.	7,870	336,442
Nucor Corp.	5,300	262,297
Pactiv Corp.[1]	2,640	75,029
Phelps Dodge Corp.	3,590	304,073
PPG Industries Inc.	3,050	204,594
Praxair Inc.	5,810	343,720
Rohm & Haas Co.	2,740	129,739
Sealed Air Corp.	1,470	79,556
Sigma-Aldrich Corp.	1,240	93,831
Temple-Inland Inc.	1,940	77,794
United States Steel Corp.	2,150	124,012
Vulcan Materials Co.	1,710	133,807
Weyerhaeuser Co.	4,360	268,271

		6,190,273

TOTAL COMMON STOCKS (Cost: $24,321,521)		24,860,862

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	15,151	$15,151

		15,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,151)		15,151

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $24,336,672)		24,876,013
Other Assets, Less Liabilities – 0.20%		50,528

NET ASSETS – 100.00%		$24,926,541

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%
CANADA – 1.49%
ATI Technologies Inc.[1]	17,577	$376,544
Celestica Inc.[1]	12,789	137,330
Cognos Inc.[1]	7,245	263,655
Nortel Networks Corp.[1]	287,406	656,913
Research in Motion Ltd.[1]	10,962	1,125,923

		2,560,365
FINLAND – 3.11%
Nokia OYJ	270,081	5,357,679

		5,357,679
FRANCE – 1.11%
Alcatel SA	93,933	1,145,870
Cap Gemini SA	9,293	492,419
Dassault Systemes SA	4,788	269,113

		1,907,402
GERMANY – 2.05%
Infineon Technologies AG1	52,038	616,344
SAP AG	14,742	2,920,681

		3,537,025
JAPAN – 10.59%
Advantest Corp.	12,600	625,384
Canon Inc.	78,800	4,111,362
Fujitsu Ltd.	126,000	1,039,461
Hirose Electric Co. Ltd.	1,800	238,597
Hitachi Ltd.	252,000	1,470,614
Hoya Corp.	26,300	991,276
Keyence Corp.	1,600	368,611
Konica Minolta Holdings Inc.[1]	31,500	422,081
Kyocera Corp.	12,600	1,078,948
Murata Manufacturing Co. Ltd.	12,600	875,111
NEC Corp.	126,000	692,618
Nintendo Co. Ltd.	7,200	1,484,335
NTT Data Corp.	78	360,056
Ricoh Corp. Ltd.	36,000	716,554
Rohm Co. Ltd.	6,300	585,364
TDK Corp.	7,400	592,928
Tokyo Electron Ltd.	12,600	931,673
Toshiba Corp.	197,000	1,278,126
Yahoo! Japan Corp.	1,008	379,500

		18,242,599
NETHERLANDS – 0.91%
ASML Holding NV1	33,894	791,725
STMicroelectronics NV	44,982	778,930

		1,570,655
SOUTH KOREA – 3.60%
Samsung Electronics Co. Ltd. GDR[2]	17,640	6,191,640

		6,191,640
SWEDEN – 1.98%
Telefonaktiebolaget LM Ericsson Class B	981,477	3,401,698

		3,401,698
TAIWAN – 2.99%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	377,323	3,622,301
United Microelectronics Corp. ADR	496,726	1,529,916

		5,152,217
UNITED KINGDOM – 0.69%
ARM Holdings PLC	101,304	222,346
Electrocomponents PLC	31,500	163,724
LogicaCMG PLC	82,278	238,221
Misys PLC	36,477	154,160
Sage Group PLC	88,389	414,829

		1,193,280
UNITED STATES – 71.26%
ADC Telecommunications Inc.[1]	6,741	101,115
Adobe Systems Inc.[1]	39,816	1,491,109
Advanced Micro Devices Inc.[1]	32,886	817,217
Affiliated Computer Services Inc. Class A1	7,749	401,863
Agilent Technologies Inc.[1]	29,043	949,416
Altera Corp.[1]	24,192	444,649
Analog Devices Inc.	24,885	731,370
Apple Computer Inc.[1]	56,322	4,338,484
Applied Materials Inc.	93,744	1,662,081
Autodesk Inc.[1]	15,561	541,212
Automatic Data Processing Inc.	38,052	1,801,382
Avaya Inc.[1]	28,035	320,720
BMC Software Inc.[1]	15,183	413,281
Broadcom Corp. Class A1	30,492	925,127
CA Inc.	30,240	716,386
Ciena Corp.[1]	5,516	150,307
Cisco Systems Inc.[1]	405,153	9,318,519

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Citrix Systems Inc.[1]	12,348	$447,121
Computer Sciences Corp.[1]	12,096	594,156
Compuware Corp.[1]	27,027	210,540
Comverse Technology Inc.[1]	13,545	290,405
Convergys Corp.[1]	9,450	195,142
Corning Inc.[1]	103,761	2,532,806
Dell Inc.[1]	148,932	3,401,607
eBay Inc.[1]	76,104	2,158,309
Electronic Arts Inc.[1]	19,782	1,101,462
Electronic Data Systems Corp.	34,335	841,894
EMC Corp.[1]	156,744	1,877,793
First Data Corp.	49,896	2,095,632
Fiserv Inc.[1]	11,529	542,901
Freescale Semiconductor Inc. Class B1	28,350	1,077,583
Google Inc. Class A1	14,112	5,671,613
Hewlett-Packard Co.	185,661	6,811,902
Intel Corp.	384,741	7,914,122
International Business Machines Corp.	102,249	8,378,283
Intuit Inc.[1]	24,066	772,278
Jabil Circuit Inc.	12,663	361,782
JDS Uniphase Corp.[1]	112,707	246,828
Juniper Networks Inc.[1]	37,107	641,209
KLA-Tencor Corp.	13,671	607,949
Lexmark International Inc.[1]	5,607	323,300
Linear Technology Corp.	20,034	623,458
LSI Logic Corp.[1]	29,673	243,912
Lucent Technologies Inc.[1]	300,636	703,488
Maxim Integrated Products Inc.	21,294	597,723
Micron Technology Inc.[1]	47,124	819,958
Microsoft Corp.	578,151	15,800,867
Molex Inc.	11,277	439,465
Motorola Inc.	164,871	4,121,775
National Semiconductor Corp.	21,420	504,013
NCR Corp.[1]	11,781	465,114
Network Appliance Inc.[1]	25,389	939,647
Novell Inc.[1]	24,759	151,525
Novellus Systems Inc.[1]	8,883	245,704
NVIDIA Corp.[1]	23,814	704,656
Oracle Corp.[1]	263,277	4,670,534
Parametric Technology Corp.[1]	7,756	135,420
Paychex Inc.	22,365	824,150
PMC-Sierra Inc.[1]	14,238	84,574
QLogic Corp.[1]	11,718	221,470
QUALCOMM Inc.	109,620	3,984,687
Sabre Holdings Corp.	8,442	197,458
SanDisk Corp.[1]	12,852	688,096
Sanmina-SCI Corp.[1]	35,343	132,183
Solectron Corp.[1]	61,929	201,889
Sun Microsystems Inc.[1]	236,628	1,176,041
Symantec Corp.[1]	66,906	1,423,760
Symbol Technologies Inc.	16,898	251,104
Tektronix Inc.	5,418	156,743
Tellabs Inc.[1]	29,862	327,288
Teradyne Inc.[1]	13,986	184,056
Texas Instruments Inc.	104,517	3,475,190
Unisys Corp.[1]	22,176	125,516
VeriSign Inc.[1]	16,254	328,331
Xerox Corp.[1]	61,299	953,812
Xilinx Inc.	23,688	519,952
Yahoo! Inc.[1]	83,349	2,107,063

		122,751,477

TOTAL COMMON STOCKS (Cost: $164,299,745)		171,866,037

SHORT-TERM INVESTMENTS – 0.02%
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,4]	37,718	37,718

		37,718

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,718)		37,718

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $164,337,463)		171,903,755
Other Assets, Less Liabilities – 0.20%		345,057

NET ASSETS – 100.00%		$172,248,812

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2006

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	Non-income earning security.

[2]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[3]	Affiliated issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.68%
AUSTRALIA – 1.43%
Telstra Corp. Ltd.[1]	530,244	$1,468,027

		1,468,027
AUSTRIA – 0.67%
Telekom Austria AG	27,180	685,162

		685,162
BELGIUM – 0.65%
Belgacom SA	17,028	663,068

		663,068
BRAZIL – 0.42%
Brasil Telecom Participacoes SA ADR	3,924	117,955
Tele Norte Leste Participacoes SA ADR	22,896	313,904

		431,859
CANADA – 4.79%
BCE Inc.	72,072	1,958,699
Rogers Communications Class B	23,256	1,275,729
TELUS Corp.	29,916	1,686,655

		4,921,083
CHILE – 0.10%
Compania de Telecomunicaciones de Chile SA ADR	14,040	99,263

		99,263
FRANCE – 4.49%
Bouygues SA	21,204	1,132,962
France Telecom SA	151,596	3,475,820

		4,608,782
GERMANY – 3.99%
Deutsche Telekom AG	257,652	4,092,814

		4,092,814
GREECE – 0.66%
Hellenic Telecommunications Organization SA ADR[2]	55,048	680,393

		680,393
HONG KONG – 2.97%
China Mobile Ltd.	432,000	3,051,955

		3,051,955
ITALY – 2.51%
Telecom Italia SpA	909,000	2,579,306

		2,579,306
JAPAN – 7.66%
Nippon Telegraph & Telephone Corp.	886	4,352,518
NTT DoCoMo Inc.	1,440	2,219,794
SoftBank Corp.[1]	62,200	1,288,096

		7,860,408
MEXICO – 3.94%
America Movil SA de CV Series L ADR	75,492	2,972,120
Telefonos de Mexico ADR	41,909	1,072,032

		4,044,152
NETHERLANDS – 2.13%
Koninklijke KPN NV	171,720	2,188,315

		2,188,315
NEW ZEALAND – 0.22%
Telecom Corp. of New Zealand Ltd.	80,424	227,462

		227,462
NORWAY – 0.87%
Telenor ASA	68,400	892,952

		892,952
PORTUGAL – 1.25%
Portugal Telecom SGPS ADR	103,140	1,287,187

		1,287,187
SINGAPORE – 0.65%
Singapore Telecommunications Ltd.	432,550	665,294

		665,294
SOUTH KOREA – 0.72%
SK Telecom Co. Ltd. ADR	31,190	737,020

		737,020
SPAIN – 7.30%
Telefonica SA	433,008	7,498,171

		7,498,171
SWEDEN – 1.05%
TeliaSonera AB	168,408	1,080,047

		1,080,047
SWITZERLAND – 0.62%
Swisscom AG ADR	19,098	637,682

		637,682
TAIWAN – 0.51%
Chunghwa Telecom Co. Ltd. Sponsored ADR	30,301	524,510

		524,510

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
UNITED KINGDOM – 14.30%
BT Group PLC	733,968	$3,674,322
Cable & Wireless PLC	204,984	530,316
Vodafone Group PLC	4,586,256	10,473,031

		14,677,669
UNITED STATES – 35.78%
Alltel Corp.	35,028	1,944,054
AT&T Inc.	337,140	10,977,278
BellSouth Corp.	157,788	6,745,437
CenturyTel Inc.	11,412	452,714
Citizens Communications Co.	29,916	420,021
Embarq Corp.	13,006	629,100
Qwest Communications International Inc.[2]	138,816	1,210,475
Sprint Nextel Corp.	260,064	4,460,098
Verizon Communications Inc.	252,036	9,358,097
Windstream Corp.	41,256	544,167

		36,741,441

TOTAL COMMON STOCKS (Cost: $94,362,673)		102,344,022

SHORT-TERM INVESTMENTS – 1.16%
CERTIFICATES OF DEPOSIT[3] – 0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$6,803	6,803
Societe Generale
5.33%, 12/08/06	9,719	9,719
Washington Mutual Bank
5.36%, 11/13/06	24,296	24,296
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,775	7,775

		48,593
COMMERCIAL PAPER[3] – 0.15%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[4]	5,265	5,201
ASAP Funding Ltd.
5.29%, 11/02/06[4]	2,430	2,419
Atlantis One Funding
5.30%, 11/14/06[4]	13,335	13,250
Beta Finance Inc.
5.27%, 01/25/07[4]	1,944	1,911
Bryant Park Funding LLC
5.28%, 12/14/06[4]	3,068	3,035
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	4,927	4,895
CC USA Inc.
5.03%, 10/24/06[4]	1,944	1,938
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	11,176	11,110
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	5,831	5,784
Curzon Funding LLC
5.29%, 11/17/06[4]	9,719	9,653
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	7,170	7,097
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	9,719	9,668
Five Finance Inc.
5.19%, 12/01/06[4]	4,373	4,336
Galleon Capital Corp.
5.27%, 12/18/06[4]	1,359	1,344
General Electric Capital Services Inc.
5.22%, 12/11/06	972	962
Giro Funding US Corp.
5.34%, 10/10/06[4]	4,859	4,854
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	4,665	4,648
HBOS Treasury Services PLC
5.27%, 12/15/06	1,944	1,923
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[4]	19,437	19,386
Landale Funding LLC
5.31%, 11/15/06[4]	7,580	7,531
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	5,308	5,275
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	6,268	6,228

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
Nationwide Building Society
5.27%, 12/15/06	$3,402	$3,365
Nestle Capital Corp.
5.19%, 08/09/07	5,831	5,570
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	5,178	5,095
Sydney Capital Corp.
5.27%, 12/08/06[4]	232	230
Tulip Funding Corp.
5.29%, 11/15/06[4]	5,126	5,093
White Pine Finance LLC
5.12%, 10/27/06[4]	1,837	1,830

		153,631
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	2,430	2,430
Cullinan Finance Corp.
5.71%, 06/28/07[4]	7,289	7,289
K2 USA LLC
5.39%, 06/04/07[4]	7,289	7,289
Marshall & Ilsley Bank
5.18%, 12/15/06	9,719	9,725
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	11,371	11,371
US Bank N.A.
2.85%, 11/15/06	1,944	1,939

		40,043
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	57,010	57,010

		57,010
REPURCHASE AGREEMENTS[3] – 0.24%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,446 (collateralized by non-U.S. Government debt securities, value $20,031, 4.44% to 8.00%, 6/15/07 to 5/1/19).	19,437	19,437

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $14,584 (collateralized by non-U.S. Government debt securities, value $16,044, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,578	14,578
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $14,585 (collateralized by non-U.S. Government debt securities, value $16,044, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,578	14,578
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $972 (collateralized by non-U.S. Government debt securities, value $1,002, 5.75%, 3/15/16).	972	972
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $34,030 (collateralized by non-U.S. Government debt securities, value $35,735, 5.87%, 6/25/36).	34,015	34,015
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $10,695 (collateralized by non-U.S. Government debt securities, value $11,881, 0.00% to 10.00%, 5/27/33 to 9/29/36).	10,690	10,690
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $5,834 (collateralized by non-U.S. Government debt securities, value $6,397, 0.00% to 10.00%, 5/27/33 to 9/29/36).	5,831	5,831
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $19,446 (collateralized by non-U.S. Government debt securities, value $20,420, 0.00% to 9.00%, 5/1/17 to 2/25/46).	19,437	19,437

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $14,585 (collateralized by non-U.S. Government debt securities, value $20,128, 0.00% to 8.33%, 10/27/06 to 3/25/37).	$14,578	$14,578
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $11,667 (collateralized by non-U.S. Government debt securities, value $12,252, 0.00% to 10.00%, 10/1/06 to 9/30/36).	11,662	11,662
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $2,431 (collateralized by non-U.S. Government debt securities, value $2,553, 6.50% to 7.63%, 2/1/07 to 6/1/16).	2,430	2,430
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,446 (collateralized by non-U.S. Government debt securities, value $20,420, 0.79% to 9.08%, 8/5/18 to 12/20/54).	19,437	19,437
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,446 (collateralized by non-U.S. Government debt securities, value $20,031, 4.85% to 8.60%, 5/1/09 to 12/1/25).	19,437	19,437
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,723 (collateralized by non-U.S. Government debt securities, value $10,620, 4.69% to 6.41%, 12/17/19 to 6/25/45).	9,719	9,719
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $13,126 (collateralized by non-U.S. Government debt securities, value $13,814, 0.00% to 10.00%, 10/1/06 to 9/30/36).	13,120	13,120
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $7,063 (collateralized by non-U.S. Government debt securities, value $7,367, 0.00% to 10.00%, 10/1/06 to 9/30/36).[7]	6,803	6,803
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $25,279 (collateralized by non-U.S. Government debt securities, value $26,546, 0.06% to 7.95%, 8/15/13 to 7/15/45).	25,268	25,268

		241,992
TIME DEPOSITS[3] – 0.00%
Societe Generale
5.25%, 10/02/06	1,747	1,747

		1,747
VARIABLE & FLOATING RATE NOTES[3] – 0.63%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[4]	24,880	24,884
American Express Bank
5.29%, 02/28/07	9,719	9,718
American Express Centurion Bank
5.42%, 07/19/07	10,690	10,700
American Express Credit Corp.
5.43%, 07/05/07	2,916	2,917
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	1,847	1,847
ASIF Global Financing
5.51%, 05/03/07[4]	972	972
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07[4]	6,317	6,317
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	14,092	14,092
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[4]	24,782	24,784
BMW US Capital LLC
5.33%, 10/15/07[4]	9,719	9,719

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
BNP Paribas
5.36%, 05/18/07[4]	$17,979	$17,979
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	7,095	7,094
CC USA Inc.
5.48%, 07/30/07[4]	4,859	4,860
Commodore CDO Ltd.
5.47%, 06/12/07[4]	2,430	2,430
Credit Agricole SA
5.48%, 07/23/07	9,719	9,719
Credit Suisse First Boston NY
5.51%, 04/24/07	4,859	4,859
Cullinan Finance Corp.
5.36%, 04/25/07[4]	2,430	2,430
DEPFA Bank PLC
5.43%, 09/14/07	9,719	9,719
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[4]	11,176	11,177
Eli Lilly Services Inc.
5.32%, 10/01/07[4]	9,719	9,719
Fifth Third Bancorp
5.31%, 09/21/07[4]	19,437	19,437
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[4]	9,719	9,719
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	10,205	10,207
Granite Master Issuer PLC
5.30%, 08/20/07[4]	34,015	34,015
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[4]	7,775	7,776
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	14,578	14,580
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	9,719	9,719
Holmes Financing PLC
5.30%, 07/16/07[4]	17,008	17,008
JP Morgan Chase & Co.
5.30%, 08/02/07	7,289	7,289
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	7,289	7,289
Kestrel Funding LLC
5.31%, 07/11/07[4]	3,887	3,887
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	5,831	5,831
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	10,135	10,135
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	12,148	12,146
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[4]	10,690	10,690
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	4,282	4,282
Marshall & Ilsley Bank
5.31%, 10/15/07	5,345	5,345
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	14,578	14,578
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	972	972
Monumental Global Funding II
5.38%, 12/27/06[4]	1,944	1,944
Mound Financing PLC
5.30%, 05/08/07[4]	9,135	9,135
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[4]	29,156	29,155
National City Bank of Indiana
5.37%, 05/21/07	4,859	4,860
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[4]	32,071	32,078
Newcastle Ltd.
5.35%, 04/24/07[4]	3,426	3,425
Northern Rock PLC
5.37%, 08/03/07[4]	11,662	11,663
Northlake CDO I
5.46%, 09/06/07[4]	2,916	2,916

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2006

Security	Principal	Value
Principal Life Global Funding I
5.83%, 02/08/07	$4,373	$4,381
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	14,092	14,092
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[4]	9,719	9,719
Strips III LLC
5.38%, 07/24/07[4]	2,297	2,297
SunTrust Bank
5.30%, 05/01/07	9,719	9,719
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	23,713	23,711
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	13,606	13,606
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[4]	13,535	13,535
Wachovia Bank N.A.
5.43%, 05/22/07	19,437	19,437
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	7,289	7,293
Wells Fargo & Co.
5.34%, 09/14/07[4]	4,859	4,860
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	7,289	7,289
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	29,156	29,151
Wind Master Trust
5.32%, 07/25/07[4]	3,887	3,887

		648,994

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,192,010)		1,192,010

TOTAL INVESTMENTS IN SECURITIES – 100.84% (Cost: $95,554,683)		103,536,032
Other Assets, Less Liabilities – (0.84)%		(864,859)

NET ASSETS — 100.00%		$102,671,173

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.68%
AUSTRALIA – 0.68%
Australian Gas & Light Co. Ltd.	10,830	$173,357

		173,357
BRAZIL – 0.62%
Centrais Eletricas Brasileiras SA ADR	4,100	45,504
Companhia Energetica de Minas Gerais ADR	2,170	85,173
Companhia Paranaense de Energia ADR	2,380	26,823

		157,500
CANADA – 0.40%
TransAlta Corp.	4,760	101,203

		101,203
CHILE – 0.63%
Empresa Nacional de Electricidad SA ADR	2,600	78,780
Enersis SA ADR	6,100	80,520

		159,300
FINLAND – 1.06%
Fortum OYJ	10,120	269,338

		269,338
FRANCE – 8.77%
Electricite de France	5,940	329,573
Suez SA	30,150	1,324,516
Veolia Environment	9,680	583,800

		2,237,889
GERMANY – 11.65%
E.ON AG	16,410	1,943,203
RWE AG	11,170	1,029,383

		2,972,586
HONG KONG – 2.35%
CLP Holdings Ltd.	45,000	272,579
Hong Kong & China Gas Co. Ltd.	80,000	187,468
Hongkong Electric Holdings Ltd.	30,000	140,332

		600,379
ITALY – 3.98%
Enel SpA	99,110	903,315
Snam Rete Gas SpA	23,150	112,316

		1,015,631
JAPAN – 8.70%
Chubu Electric Power Co. Inc.	15,000	390,039
Kansai Electric Power Co. Inc.	18,000	415,449
Kyushu Electric Power Co. Inc.	9,000	212,679
Osaka Gas Co. Ltd.	50,000	174,480
Tokyo Electric Power Co. Inc. (The)	27,000	777,538
Tokyo Gas Co. Ltd.	50,000	250,709

		2,220,894
PORTUGAL – 0.96%
Energias de Portugal SA	56,740	245,814

		245,814
SPAIN – 9.39%
Endesa SA	25,110	1,067,162
Gas Natural SDG SA	3,630	132,201
Iberdrola SA	21,380	956,034
Union Fenosa SA	4,740	241,857

		2,397,254
UNITED KINGDOM – 12.46%
AWG PLC	3,360	96,969
British Energy Group PLC[1]	13,500	146,387
Centrica PLC	85,930	522,068
International Power PLC	34,920	204,166
National Grid PLC	64,320	801,978
Scottish & Southern Energy PLC	20,400	502,239
Scottish Power PLC	35,230	428,738
Severn Trent PLC	8,210	204,887
United Utilities PLC	20,710	272,924

		3,180,356
UNITED STATES – 38.03%
AES Corp. (The)[1]	15,610	318,288
Allegheny Energy Inc.[1]	3,880	155,860
Ameren Corp.	4,870	257,087
American Electric Power Co. Inc.	9,340	339,696
CenterPoint Energy Inc.	7,390	105,825
CMS Energy Corp.[1]	5,250	75,810
Consolidated Edison Inc.	5,830	269,346
Constellation Energy Group Inc.	4,250	251,600
Dominion Resources Inc.	8,250	631,043
DTE Energy Co.	4,220	175,172
Duke Energy Corp.	29,290	884,558

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2006

Security	Shares	Value
Dynegy Inc. Class A1	8,750	$48,475
Edison International	7,730	321,877
Entergy Corp.	4,940	386,456
Exelon Corp.	15,860	960,164
FirstEnergy Corp.	7,830	437,384
FPL Group Inc.	9,590	431,550
KeySpan Corp.	4,150	170,731
Nicor Inc.	1,060	45,326
NiSource Inc.	6,470	140,658
Peoples Energy Corp.	920	37,398
PG&E Corp.	8,240	343,196
Pinnacle West Capital Corp.	2,360	106,318
PPL Corp.	9,030	297,087
Progress Energy Inc.	6,000	272,280
Public Service Enterprise Group Inc.	5,970	365,304
Sempra Energy	6,150	309,038
Southern Co. (The)	17,600	606,496
TECO Energy Inc.	4,950	77,468
TXU Corp.	10,970	685,844
Xcel Energy Inc.	9,620	198,653

		9,705,988

TOTAL COMMON STOCKS (Cost: $24,944,385)		25,437,489

PREFERRED STOCKS – 0.16%
BRAZIL – 0.16%
Centrais Eletricas Brasileiras SA ADR	3,970	41,063

		41,063

TOTAL PREFERRED STOCKS (Cost: $38,121)		41,063

SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	15,000	15,000

		15,000

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,000)		15,000

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $24,997,506)		25,493,552
Other Assets, Less Liabilities – 0.10%		25,880

NET ASSETS – 100.00%		$25,519,432

ADR - American Depositary Receipts

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.42%
AUSTRIA – 0.36%
Erste Bank der Oesterreichischen Sparkassen AG	58,936	$3,665,667
OMV AG	43,672	2,260,437
Telekom Austria AG	58,512	1,474,989

		7,401,093
BELGIUM – 1.93%
AGFA Gevaert NV	30,528	723,154
Belgacom SA	75,048	2,922,361
Delhaize-Le Lion SA	25,440	2,134,980
Dexia Group	202,672	5,245,091
Fortis	336,168	13,631,164
Groupe Bruxelles Lambert SA	19,928	2,124,265
InBev NV	54,272	2,985,084
KBC Groupe SA	55,968	5,888,034
Solvay SA	16,536	2,136,592
UCB SA	23,655	1,502,743

		39,293,468
DENMARK – 0.62%
AP Moller - Maersk A/S	287	2,457,117
Danske Bank A/S	119,568	4,696,886
Novo Nordisk A/S Class B	55,544	4,123,177
Vestas Wind Systems A/S1	47,912	1,277,784

		12,554,964
FINLAND – 1.59%
Fortum OYJ	111,512	2,967,827
Nokia OYJ	1,066,784	21,162,120
Sampo OYJ Class A	111,936	2,331,109
Stora Enso OYJ Class R	170,872	2,588,767
UPM-Kymmene OYJ	139,920	3,321,546

		32,371,369
FRANCE – 14.86%
Accor SA	59,784	4,070,562
Alcatel SA	380,328	4,639,546
Alstom[1]	28,832	2,605,911
Assurances Generales de France	21,624	2,720,046
AXA	460,040	16,946,535
BNP Paribas	216,664	23,287,857
Bouygues SA	58,088	3,103,730
Cap Gemini SA	34,376	1,821,521
Carrefour SA	161,544	10,197,005
Christian Dior SA	14,636	1,522,147
Compagnie de Saint-Gobain SA	91,160	6,605,280
Compagnie Generale des Etablissements Michelin Class B	39,432	2,887,138
Credit Agricole SA	181,896	7,981,636
Dassault Systemes SA	14,840	834,093
Electricite de France[2]	65,296	3,622,860
Essilor International SA	25,976	2,657,087
Etablissements Economiques du Casino Guichard-Perrachon SA	13,568	1,092,251
European Aeronautic Defence and Space Co.	98,368	2,826,102
France Telecom SA	455,800	10,450,662
Groupe Danone	69,536	9,750,979
Hermes International	16,536	1,527,035
Lafarge SA	45,368	5,850,437
Lagardere S.C.A.	33,072	2,383,766
L’Air Liquide SA	31,669	6,454,778
L’Oreal SA	70,384	7,141,630
LVMH Moet Hennessy Louis Vuitton SA	67,416	6,938,686
Pernod-Ricard SA	21,200	4,406,922
PPR SA	17,874	2,646,837
PSA Peugeot Citroen	43,248	2,436,262
Publicis Groupe	38,160	1,501,415
Renault SA	51,304	5,878,286
Safran SA2	38,238	772,102
Sanofi-Aventis	259,912	23,112,895
Schneider Electric SA	60,632	6,755,051
Societe Generale Class A	96,248	15,301,230
Societe Television Francaise	34,092	1,087,856
Sodexho Alliance SA	26,576	1,471,167
Suez SA	333,688	14,659,211
Thales SA	23,876	1,058,270
Thomson SA	73,792	1,158,168
Total SA	651,688	42,720,959
Union du Credit Bail Immobilier	6,360	1,334,967
Valeo SA	23,014	820,073
Vallourec SA	10,600	2,469,326
Veolia Environment	98,368	5,932,571

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares	Value
Vinci SA	53,848	$5,989,010
Vivendi Universal SA	307,400	11,070,612

		302,502,470
GERMANY – 10.32%
Adidas-Salomon AG	55,968	2,630,296
Allianz AG	108,968	18,839,046
Altana AG	22,896	1,263,393
BASF AG	140,344	11,226,855
Bayer AG	193,768	9,867,316
Bayerische Motoren Werke AG	94,976	5,081,930
Commerzbank AG	155,184	5,219,181
Continental AG	39,008	4,518,360
DaimlerChrysler AG Registered	272,208	13,589,336
Deutsche Bank AG	137,376	16,559,843
Deutsche Boerse AG	28,832	4,331,620
Deutsche Lufthansa AG	77,168	1,633,445
Deutsche Post AG	184,016	4,825,217
Deutsche Telekom AG	723,344	11,490,352
E.ON AG	185,288	21,941,025
Fresenius Medical Care AG & Co. KGaA	15,688	2,035,767
Hypo Real Estate Holding AG	36,040	2,246,161
Infineon Technologies AG1	204,368	2,420,558
Linde AG	30,104	2,832,993
MAN AG	37,312	3,154,464
Metro AG	44,520	2,599,278
MLP AG2	22,896	512,202
Muenchener Rueckversicherungs-Gesellschaft AG	56,816	8,975,587
Puma AG	3,392	1,155,843
RWE AG	126,776	11,683,177
SAP AG	55,968	11,088,363
Siemens AG	217,512	18,956,693
ThyssenKrupp AG	113,208	3,810,304
TUI AG2	74,200	1,530,204
Volkswagen AG	47,912	4,077,324

		210,096,133
GREECE – 0.35%
Hellenic Telecommunications Organization SA ADR[1]	215,816	2,667,486
National Bank of Greece SA ADR	507,104	4,416,876

		7,084,362
IRELAND – 1.09%
Allied Irish Banks PLC	251,432	6,688,531
Anglo Irish Bank Corp. PLC	207,760	3,408,181
Bank of Ireland	281,112	5,491,041
CRH PLC	147,976	4,991,756
Elan Corp. PLC[1]	110,240	1,703,688

		22,283,197
ITALY – 5.52%
Alleanza Assicurazioni SpA[2]	133,136	1,554,953
Assicurazioni Generali SpA	286,624	10,710,888
Autostrade SpA	64,872	1,922,111
Banca Fideuram SpA	63,600	404,841
Banca Intesa SpA	979,016	6,436,475
Banca Monte dei Paschi di Siena SpA	321,392	1,946,049
Banche Popolari Unite Scrl	86,331	2,320,615
Banco Popolare di Verona e Novara Scrl	98,368	2,715,201
Benetton Group SpA	19,504	335,270
Capitalia SpA	421,456	3,486,232
Enel SpA	1,130,384	10,302,621
Eni SpA	668,648	19,794,620
Fiat SpA[1,2]	172,992	2,754,560
Finmeccanica SpA	73,581	1,641,406
Luxottica Group SpA	30,952	910,812
Mediaset SpA	204,368	2,194,035
Mediobanca SpA	87,768	1,912,298
Mediolanum SpA	55,968	415,459
Pirelli & Co. SpA	640,240	550,280
RAS Holding SpA	39,008	1,065,353
Sanpaolo IMI SpA	279,416	5,893,271
Seat Pagine Gaille SpA	1,014,208	506,833
Snam Rete Gas SpA	290,016	1,407,057
Telecom Italia SpA	3,034,144	8,609,444
UniCredito Italiano SpA German	2,733,104	22,659,834

		112,450,518
NETHERLANDS – 5.71%
ABN AMRO Holding NV	508,800	14,824,015
Aegon NV	320,544	6,005,466
Akzo Nobel NV	76,456	4,705,004
ASML Holding NV1	132,712	3,100,002
Buhrmann NV	47,232	711,392
Heineken NV	64,024	2,925,364

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares	Value
ING Groep NV	577,912	$25,395,509
Koninklijke Ahold NV1	408,736	4,338,882
Koninklijke DSM NV	54,296	2,379,081
Koninklijke KPN NV	466,824	5,948,974
Koninklijke Philips Electronics NV2	338,776	11,874,428
Mittal Steel Co. NV2	203,285	7,086,710
Randstad Holding NV	16,960	964,850
Reed Elsevier NV	224,720	3,743,332
Royal Numico NV	50,032	2,249,920
STMicroelectronics NV	165,360	2,863,452
TNT NV	100,488	3,807,339
Unilever NV CVA	454,104	11,159,583
Wolters Kluwer NV CVA	86,920	2,264,879

		116,348,182
NORWAY – 0.78%
DNB NOR ASA	199,704	2,447,800
Norsk Hydro ASA	190,800	4,266,083
Orkla ASA	46,640	2,221,583
Statoil ASA	165,784	3,922,926
Telenor ASA	216,664	2,828,516
Tomra Systems ASA	43,248	264,053

		15,950,961
PORTUGAL – 0.64%
Banco Comercial Portugues
SA Class R	1,049,824	3,258,168
Banco Espirito Santo SA	82,680	1,262,055
Brisa-Auto Estradas de Portugal SA	115,328	1,276,842
CIMPOR-Cimentos de Portugal SGPS SA	66,992	479,471
Energias de Portugal SA	644,056	2,790,234
Portugal Telecom SGPS SA	314,608	3,925,517

		12,992,287
SPAIN – 6.40%
Abertis Infraestructuras SA2	97,520	2,557,143
Acerinox SA	53,000	1,021,165
Actividades de Construcciones y Servicios SA	71,232	3,374,719
Altadis SA	69,536	3,297,892
Banco Bilbao Vizcaya Argentaria SA	898,032	20,760,872
Banco Popular Espanol SA	284,928	4,666,858
Banco Sabadell SA	69,112	2,481,100
Banco Santander Central Hispano SA	1,663,352	26,274,928
Bankinter SA	19,080	1,353,497
Endesa SA	281,112	11,947,109
Gas Natural SDG SA	45,792	1,667,702
Grupo Ferrovial SA	14,840	1,191,829
Iberdrola SA	235,320	10,522,634
Industria de Diseno Textil SA	68,264	3,178,763
Repsol YPF SA	256,944	7,639,105
Sacyr Vallehermoso SA2	50,032	2,272,103
Telefonica SA	1,347,896	23,340,804
Union Fenosa SA	55,120	2,812,481

		130,360,704
SWEDEN – 3.19%
Assa Abloy AB Class B2	92,856	1,726,348
Atlas Copco AB Class A	86,072	2,260,865
Electrolux AB Class B	75,896	1,232,389
Hennes & Mauritz AB Class B	123,384	5,160,256
Holmen AB Class B	13,568	566,525
Investor AB Class B2	110,664	2,302,810
Nordea AB	578,336	7,575,886
Sandvik AB	279,840	3,207,532
Securitas AB Class B	92,432	1,160,358
Skandinaviska Enskilda Banken AB Class A	123,808	3,328,104
Skanska AB Class B	101,760	1,721,792
SKF AB	101,760	1,489,211
Svenska Cellulosa AB Class B	51,728	2,371,630
Svenska Handelsbanken AB Class A	136,104	3,677,207
Swedbank AB	106,000	3,145,916
Swedish Match AB	82,256	1,338,468
Telefonaktiebolaget LM Ericsson Class B	3,924,968	13,603,535
TeliaSonera AB	594,448	3,812,358
Volvo AB Class A	27,984	1,733,595
Volvo AB Class B	58,936	3,510,321

		64,925,106
SWITZERLAND – 10.85%
ABB Ltd.	564,344	7,403,372
Adecco SA	33,663	2,025,498
Baloise Holding Registered	15,688	1,535,083

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares	Value
Ciba Specialty Chemicals AG	18,656	$1,123,273
Clariant AG Registered[1]	60,632	817,162
Compagnie Financiere Richemont AG	133,308	6,399,890
Credit Suisse Group	327,752	18,910,528
Givaudan SA Registered	1,558	1,243,716
Holcim Ltd.	47,099	3,838,684
Julius Baer Holding AG	23,744	2,365,027
Nestle SA	106,000	36,856,334
Novartis AG	726,736	42,307,690
Roche Holding AG Bearer	8,056	1,529,031
Roche Holding AG Genusschein	184,016	31,727,150
Serono SA	1,696	1,460,728
Swatch Group AG (The) Class B	8,616	1,660,055
Swiss Life Holding	8,904	2,076,973
Swiss Reinsurance Co.[2]	94,976	7,248,457
Swisscom AG	8,056	2,674,198
Syngenta AG1,2	27,984	4,208,926
UBS AG Registered	573,672	34,220,396
Zurich Financial Services AG	38,160	9,350,181

		220,982,352
UNITED KINGDOM – 35.21%
Aegis Group PLC	253,128	632,411
Alliance & Leicester PLC	99,640	2,021,291
Alliance Boots PLC	180,624	2,614,824
AMVESCAP PLC	214,544	2,324,393
Anglo American PLC	393,896	16,429,923
ARM Holdings PLC	420,184	922,237
Associated British Foods PLC	93,280	1,446,212
AstraZeneca PLC	412,552	25,723,513
Aviva PLC	672,888	9,841,693
AWG PLC	32,648	942,216
BAE Systems PLC	847,152	6,254,584
Barclays PLC[3]	1,710,416	21,534,108
BBA Group PLC	129,744	645,271
BG Group PLC	900,576	10,917,679
BHP Billiton PLC	644,056	11,092,254
BP PLC	5,191,880	56,443,362
Brambles Industries PLC	175,960	1,574,399
British Airways PLC[1]	165,784	1,322,317
British American Tobacco PLC	399,832	10,784,748
British Energy Group PLC[1]	148,824	1,613,766
British Land Co. PLC	139,496	3,554,196
British Sky Broadcasting Group PLC	293,832	2,996,795
BT Group PLC	2,201,832	11,022,604
Bunzl PLC	93,910	1,172,677
Cable & Wireless PLC	697,056	1,803,361
Cadbury Schweppes PLC	538,480	5,718,278
Capita Group PLC	174,688	1,786,539
Carnival PLC	46,216	2,205,710
Centrica PLC	940,856	5,716,178
Cobham PLC	298,072	1,010,562
Compass Group PLC	569,856	2,855,421
Cookson Group PLC	46,371	491,561
Corus Group PLC	238,288	1,727,027
Corus Group PLC Deferred[1,4]	315,252	59
Daily Mail and General Trust PLC Class A	85,224	965,513
Diageo PLC	739,880	13,039,725
DSG International PLC	490,992	2,008,555
Electrocomponents PLC	127,624	663,335
EMAP PLC	60,067	843,756
EMAP PLC Class B4	72,080	148,106
EMI Group PLC	209,032	1,038,627
Enterprise Inns PLC	92,432	1,821,546
FirstGroup PLC	109,816	1,006,679
Friends Provident PLC	564,768	2,041,344
Gallaher Group PLC	167,056	2,727,337
GKN PLC	189,528	1,016,948
GlaxoSmithKline PLC	1,526,400	40,544,617
Group 4 Securicor PLC	292,984	924,902
GUS PLC	227,264	4,100,842
Hammerson PLC	75,896	1,860,021
Hanson PLC	179,352	2,591,384
Hays PLC	419,336	1,131,867
HBOS PLC	1,001,912	19,781,982
HSBC Holdings PLC	3,023,544	55,038,094
IMI PLC	92,008	870,933
Imperial Chemical Industries PLC	307,400	2,281,041
Imperial Tobacco Group PLC	183,168	6,090,246
Intercontinental Hotels Group PLC	101,989	1,782,224
International Power PLC	388,384	2,270,758
Invensys PLC[1]	223,024	865,482

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares	Value
ITV PLC	1,074,416	$1,941,729
J Sainsbury PLC	340,472	2,388,122
Johnson Matthey PLC	54,272	1,397,994
Kesa Electricals PLC	135,821	826,450
Kingfisher PLC	634,728	2,907,783
Ladbrokes PLC	165,360	1,201,560
Land Securities Group PLC	126,776	4,660,445
Legal & General Group PLC	1,658,688	4,415,143
Lloyds TSB Group PLC	1,472,552	14,839,776
LogicaCMG PLC	292,560	847,056
Lonmin PLC	34,768	1,661,940
Man Group PLC	490,992	4,108,825
Marks & Spencer Group PLC	440,536	5,287,127
Misys PLC	136,528	577,000
Mitchells & Butlers PLC	133,560	1,470,705
National Grid PLC	698,328	8,707,149
Next PLC	64,448	2,282,512
Northern Rock PLC	109,392	2,386,677
Old Mutual PLC	1,445,840	4,523,768
Pearson PLC	211,152	2,999,575
Persimmon PLC	76,320	1,907,479
Provident Financial PLC	78,440	916,495
Prudential Corp. PLC	631,336	7,824,683
Rank Group PLC	181,048	793,898
Reckitt Benckiser PLC	157,304	6,505,529
Reed International PLC	338,776	3,749,439
Rentokil Initial PLC	477,848	1,307,653
Reuters Group PLC	355,312	2,883,798
Rexam PLC	144,160	1,538,956
Rio Tinto PLC	276,872	13,069,216
Rolls-Royce Group PLC[1]	468,520	3,964,529
Royal & Sun Alliance Insurance Group PLC	753,872	2,098,211
Royal Bank of Scotland Group PLC	843,336	28,969,941
Royal Dutch Shell PLC Class A	984,952	32,418,000
Royal Dutch Shell PLC Class B	727,584	24,640,311
SABMiller PLC	216,240	4,031,177
Sage Group PLC	343,016	1,609,851
Schroders PLC	31,800	552,428
Scottish & Newcastle PLC	188,256	2,004,421
Scottish & Southern Energy PLC	217,512	5,355,054
Scottish Power PLC	381,890	4,647,485
Severn Trent PLC	89,040	2,222,065
Shire PLC	131,440	2,180,247
Slough Estates PLC	122,960	1,527,393
Smith & Nephew PLC	238,712	2,190,494
Smiths Group PLC	143,736	2,407,028
Standard Chartered PLC	315,032	8,050,188
Tate & Lyle PLC	125,928	1,692,460
Tesco PLC	2,065,728	13,891,236
3i Group PLC	119,068	2,080,674
TI Automotive Ltd.[1,4]	3,861	—
Tomkins PLC	225,568	997,545
Trinity Mirror PLC	74,624	663,515
Unilever PLC	345,984	8,511,518
United Business Media PLC	72,504	897,249
United Utilities PLC	225,144	2,967,035
Vodafone Group PLC	13,913,560	31,772,573
WH Smith PLC[1]	53,071	356,634
Whitbread PLC	63,600	1,538,481
William Hill PLC	123,808	1,488,204
William Morrison Supermarkets PLC	617,344	2,805,080
Wolseley PLC	152,216	3,201,577
WPP Group PLC	326,480	4,037,196
Xstrata PLC	104,304	4,300,001
Yell Group PLC	209,791	2,333,640

		716,929,956

TOTAL COMMON STOCKS (Cost: $1,555,631,423)		2,024,527,122

PREFERRED STOCKS – 0.21%
GERMANY – 0.21%
Henkel KGaA	15,264	2,120,350
Porsche AG	2,120	2,193,632

		4,313,982

TOTAL PREFERRED STOCKS (Cost: $2,621,758)		4,313,982

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.31%
CERTIFICATES OF DEPOSIT[5]– 0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$157,157	$157,157
Societe Generale
5.33%, 12/08/06	224,510	224,510
Washington Mutual Bank
5.36%, 11/13/06	561,275	561,275
Wells Fargo Bank N.A.
4.78%, 12/05/06	179,608	179,608

		1,122,550
COMMERCIAL PAPER[5] – 0.17%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[6]	121,635	120,334
ASAP Funding Ltd.
5.29%, 11/02/06[6]	56,127	55,872
Atlantis One Funding
5.30%, 11/14/06[6]	308,046	306,095
Beta Finance Inc.
5.27%, 01/25/07[6]	44,902	44,147
Bryant Park Funding LLC
5.28%, 12/14/06[6]	70,878	70,119
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[6]	113,809	113,088
CC USA Inc.
5.03%, 10/24/06[6]	44,902	44,764
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[6]	258,186	256,670
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[6]	134,706	133,632
Curzon Funding LLC
5.29%, 11/17/06[6]	224,510	222,992
Edison Asset Securitization LLC
5.22%, 12/11/06[6]	165,625	163,944
Falcon Asset Securitization Corp.
5.30%, 11/06/06[6]	224,510	223,353
Five Finance Inc.
5.19%, 12/01/06[6]	101,029	100,156
Galleon Capital Corp.
5.27%, 12/18/06[6]	31,391	31,037
General Electric Capital Services Inc.
5.22%, 12/11/06	22,451	22,223
Giro Funding US Corp.
5.34%, 10/10/06[6]	112,255	112,122
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[6]	107,765	107,353
HBOS Treasury Services PLC
5.27%, 12/15/06	44,902	44,416
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[6]	449,020	447,830
Landale Funding LLC
5.31%, 11/15/06[6]	175,118	173,982
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[6]	122,632	121,855
Mont Blanc Capital Corp.
5.29%, 11/15/06[6]	144,809	143,873
Nationwide Building Society
5.27%, 12/15/06	78,578	77,727
Nestle Capital Corp.
5.19%, 08/09/07	134,706	128,666
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[6]	119,619	117,702
Sydney Capital Corp.
5.27%, 12/08/06[6]	5,355	5,302
Tulip Funding Corp.
5.29%, 11/15/06[6]	118,411	117,645
White Pine Finance LLC
5.12%, 10/27/06[6]	42,432	42,282

		3,549,181
MEDIUM-TERM NOTES[5] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	56,127	56,127
Cullinan Finance Corp.
5.71%, 06/28/07[6]	168,382	168,382
K2 USA LLC
5.39%, 06/04/07[6]	168,382	168,382

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$224,510	$224,667
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[6]	262,677	262,676
US Bank N.A.
2.85%, 11/15/06	44,902	44,802

		925,036
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,7]	525,209	525,209

		525,209
REPURCHASE AGREEMENTS[5]– 0.27%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $449,223 (collateralized by non-U.S. Government debt securities, value $462,740, 4.44% to 8.00%, 6/15/07 to 5/1/19).	449,020	449,020
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $336,915 (collateralized by non-U.S. Government debt securities, value $370,643, 0.31% to 5.25%, 6/1/35 to 8/25/36).	336,765	336,765
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $336,918 (collateralized by non-U.S. Government debt securities, value $370,643, 0.31% to 5.25%, 6/1/35 to 8/25/36).	336,765	336,765
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $22,461 (collateralized by non-U.S. Government debt securities, value $23,137, 5.75%, 3/15/16).	22,451	22,451
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $786,141 (collateralized by non-U.S. Government debt securities, value $825,519, 5.87%, 6/25/36).	785,785	785,785
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $247,074 (collateralized by non-U.S. Government debt securities, value $274,463, 0.00% to 10.00%, 5/27/33 to 9/29/36).	246,961	246,961
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $134,768 (collateralized by non-U.S. Government debt securities, value $147,788, 0.00% to 10.00%, 5/27/33 to 9/29/36).	134,706	134,706
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $449,223 (collateralized by non-U.S. Government debt securities, value $471,725, 0.00% to 9.00%, 5/1/17 to 2/25/46).	449,020	449,020
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $336,917 (collateralized by non-U.S. Government debt securities, value $464,986, 0.00% to 8.33%, 10/27/06 to 3/25/37).	336,765	336,765

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $ 269,536 (collateralized by non-U.S. Government debt securities, value $283,035, 0.00% to 10.00%, 10/1/06 to 9/30/36).	$269,412	$269,412
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $ 56,153 (collateralized by non-U.S. Government debt securities, value $58,974, 6.50% to 7.63%, 2/1/07 to 6/1/16).	56,127	56,127
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 449,223 (collateralized by non-U.S. Government debt securities, value $471,736, 0.79% to 9.08%, 8/5/18 to 12/20/54).	449,020	449,020
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 449,223 (collateralized by non-U.S. Government debt securities, value $462,746, 4.85% to 8.60%, 5/1/09 to 12/1/25).	449,020	449,020
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $ 224,612 (collateralized by non-U.S. Government debt securities, value $245,324, 4.69% to 6.41%, 12/17/19 to 6/25/45).	224,510	224,510
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $ 303,228 (collateralized by non-U.S. Government debt securities, value $319,110, 0.00% to 10.00%, 10/1/06 to 9/30/36).	303,088	303,088
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $ 163,174 (collateralized by non-U.S. Government debt securities, value $170,177, 0.00% to 10.00%, 10/1/06 to 9/30/36).[8]	157,157	157,157
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $ 583,991 (collateralized by non-U.S. Government debt securities, value $613,243, 0.06% to 7.95%, 8/15/13 to 7/15/45).	583,726	583,726

		5,590,298
TIME DEPOSITS[5] – 0.00%
Societe Generale
5.25%, 10/02/06	40,347	40,347

		40,347
VARIABLE & FLOATING RATE NOTES[5] – 0.74%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[6]	574,745	574,817
American Express Bank
5.29%, 02/28/07	224,510	224,509
American Express Centurion Bank
5.42%, 07/19/07	246,961	247,188
American Express Credit Corp.
5.43%, 07/05/07	67,353	67,387
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 [6]	42,657	42,657
ASIF Global Financing
5.51%, 05/03/07 [6]	22,451	22,458
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 [6]	145,931	145,931
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[6]	325,539	325,552

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Principal	Value
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[6]	$572,500	$572,527
BMW US Capital LLC
5.33%, 10/15/07[6]	224,510	224,510
BNP Paribas
5.36%, 05/18/07[6]	415,343	415,343
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[6]	163,892	163,892
CC USA Inc.
5.48%, 07/30/07[6]	112,255	112,268
Commodore CDO Ltd.
5.47%, 06/12/07[6]	56,127	56,127
Credit Agricole SA
5.48%, 07/23/07	224,510	224,510
Credit Suisse First Boston NY
5.51%, 04/24/07	112,255	112,259
Cullinan Finance Corp.
5.36%, 04/25/07[6]	56,127	56,127
DEPFA Bank PLC
5.43%, 09/14/07	224,510	224,510
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[6]	258,186	258,201
Eli Lilly Services Inc.
5.32%, 10/01/07[6]	224,510	224,510
Fifth Third Bancorp
5.31%, 09/21/07[6]	449,020	449,020
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[6]	224,510	224,494
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	235,735	235,785
Granite Master Issuer PLC
5.30%, 08/20/07[6]	785,785	785,785
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[6]	179,608	179,632
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	336,765	336,812
HBOS Treasury Services PLC
5.46%, 07/24/07[6]	224,510	224,510
Holmes Financing PLC
5.30%, 07/16/07[6]	392,892	392,892
JP Morgan Chase & Co.
5.30%, 08/02/07	168,382	168,382
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[6]	168,382	168,375
Kestrel Funding LLC
5.31%, 07/11/07[6]	89,804	89,797
Kommunalkredit Austria AG
5.33%, 09/09/07[6]	134,706	134,706
Leafs LLC
5.33%, 01/22/07 - 02/20/07[6]	234,141	234,140
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[6]	280,637	280,590
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[6]	246,961	246,945
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[6]	98,925	98,925
Marshall & Ilsley Bank
5.31%, 10/15/07	123,480	123,480
Metropolitan Life Global Funding I
5.34%, 08/06/07[6]	336,765	336,765
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[6,8]	22,451	22,451
Monumental Global Funding II
5.38%, 12/27/06[6]	44,902	44,905
Mound Financing PLC
5.30%, 05/08/07[6]	211,039	211,039
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[6]	673,530	673,520
National City Bank of Indiana
5.37%, 05/21/07	112,255	112,261
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[6]	740,883	741,039

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2006

Security	Principal	Value
Newcastle Ltd.
5.35%, 04/24/07[6]	$79,140	$79,127
Northern Rock PLC
5.37%, 08/03/07[6]	269,412	269,418
Northlake CDO I
5.46%, 09/06/07[6]	67,353	67,353
Principal Life Global Funding I
5.83%, 02/08/07	101,029	101,196
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[6]	325,539	325,533
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[6]	224,510	224,510
Strips III LLC
5.38%, 07/24/07[6]	53,053	53,053
SunTrust Bank
5.30%, 05/01/07	224,510	224,518
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[6]	547,804	547,760
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[6]	314,314	314,314
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[6]	312,665	312,665
Wachovia Bank N.A.
5.43%, 05/22/07	449,020	449,020
Wal-Mart Stores Inc.
5.50%, 07/16/07[6]	168,382	168,472
Wells Fargo & Co.
5.34%, 09/14/07[6]	112,255	112,261
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[6]	168,382	168,382
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[6]	673,530	673,406
Wind Master Trust
5.32%, 07/25/07[6]	89,804	89,804

		14,992,325

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,744,946)		26,744,946

TOTAL INVESTMENTS IN SECURITIES – 100.94% (Cost: $1,584,998,127)		2,055,586,050
Other Assets, Less Liabilities – (0.94)%		(19,230,851)

NET ASSETS – 100.00%		$2,036,355,199

ADR - American Depositary Receipts

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Affiliated issuer. See Note 2.

[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[6]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 96.89%
ARGENTINA – 3.51%
Grupo Financiero Galicia SA ADR[1]	299,956	$1,961,712
Petrobras Energia Participaciones SA ADR[1]	273,716	2,756,320
Tenaris SA ADR	1,026,476	36,316,721

		41,034,753
BRAZIL – 47.62%
Aracruz Celulose SA ADR	295,364	14,700,266
Banco Bradesco SA ADR	1,647,544	54,945,592
Banco Itau Holding Financiera SA ADR	2,293,376	68,801,280
Brasil Telecom Participacoes SA ADR	214,184	6,438,371
Centrais Eletricas Brasileiras SA ADR	824,592	9,151,817
Companhia de Bebidas das Americas ADR	941,360	42,718,917
Companhia Energetica de Minas Gerais ADR	412,788	16,201,929
Companhia Paranaense de Energia ADR	481,832	5,430,247
Companhia Siderurgica Nacional SA ADR	782,608	22,249,545
Companhia Vale do Rio Doce ADR	2,863,651	61,740,316
Companhia Vale do Rio Doce Class A ADR	3,943,544	72,994,998
Empresa Brasileira de Aeronautica SA ADR	435,256	17,092,503
Gerdau SA ADR[2]	1,575,384	21,346,454
Petroleo Brasileiro SA ADR	1,109,788	93,033,528
Tele Norte Leste Participacoes SA ADR	1,183,424	16,224,743
Unibanco - Uniao de Bancos Brasileiros SA GDR	447,392	33,107,008

		556,177,514
CHILE – 8.05%
Banco de Chile ADR	165,359	6,873,973
Banco Santander Chile SA ADR	420,660	19,034,865
Compania de Telecomunicaciones de Chile SA ADR	854,932	6,044,369
Distribucion y Servicio D&S SA ADR	450,672	7,733,532

Security	Shares or Principal	Value
Empresa Nacional de Electricidad SA ADR	789,021	$23,907,336
Enersis SA ADR	1,343,160	17,729,712
Sociedad Quimica y Minera de Chile SA ADR	109,880	12,647,188

		93,970,975
MEXICO – 37.71%
Alfa SA Class A	1,279,200	6,972,433
America Movil SA de CV Series L2	71,766,400	141,656,875
Cemex SA de CV Series CPO[1,2]	31,668,579	95,448,427
Fomento Economico Mexicano SA de CV Class UBD[2]	3,001,200	29,131,321
Grupo Carso SA de CV Series A1[2]	3,165,200	9,185,879
Grupo Modelo SA de CV Series C2	2,788,000	12,088,621
Grupo Televisa SA Series CPO[2]	8,085,200	34,505,675
Kimberly-Clark de Mexico SA de CV Class A	2,558,400	10,290,589
Telefonos de Mexico SA de CV Series L ADR[2]	39,802,800	51,098,128
Wal-Mart de Mexico SA de CV Series V	14,710,800	50,035,779

		440,413,727

TOTAL COMMON STOCKS (Cost: $1,047,369,732)		1,131,596,969
PREFERRED STOCKS – 2.91%
BRAZIL – 2.91%
Centrais Eletricas Brasileiras SA ADR[2]	691,096	7,148,144
Petroleo Brasileiro SA ADR	359,408	26,898,095

		34,046,239

TOTAL PREFERRED STOCKS (Cost: $36,296,386)		34,046,239
SHORT-TERM INVESTMENTS – 3.35%
CERTIFICATES OF DEPOSIT[3] – 0.14%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	233,505	233,505
Societe Generale
5.33%, 12/08/06	333,578	333,578

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$833,944	$833,944
Wells Fargo Bank N.A.
4.78%, 12/05/06	266,862	266,862

		1,667,889
COMMERCIAL PAPER[3] – 0.45%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[4]	180,726	178,788
ASAP Funding Ltd.
5.29%, 11/02/06[4]	83,394	83,014
Atlantis One Funding
5.30%, 11/14/06[4]	457,695	454,798
Beta Finance Inc.
5.27%, 01/25/07[4]	66,716	65,593
Bryant Park Funding LLC
5.28%, 12/14/06[4]	105,310	104,183
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	169,097	168,027
CC USA Inc.
5.03%, 10/24/06[4]	66,716	66,510
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	383,614	381,361
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	200,147	198,551
Curzon Funding LLC
5.29%, 11/17/06[4]	333,578	331,323
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	246,087	243,589
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	333,578	331,859
Five Finance Inc.
5.19%, 12/01/06[4]	150,110	148,811
Galleon Capital Corp.
5.27%, 12/18/06[4]	46,641	46,115
General Electric Capital Services Inc.
5.22%, 12/11/06	33,358	33,019
Giro Funding US Corp.
5.34%, 10/10/06[4]	166,789	166,591
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	160,117	159,505
HBOS Treasury Services PLC
5.27%, 12/15/06	66,716	65,993
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[4]	667,155	665,387
Landale Funding LLC
5.31%, 11/15/06[4]	260,190	258,503
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	182,207	181,052
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	215,158	213,766
Nationwide Building Society
5.27%, 12/15/06	116,752	115,487
Nestle Capital Corp.
5.19%, 08/09/07	200,147	191,173
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	177,730	174,883
Sydney Capital Corp.
5.27%, 12/08/06[4]	7,956	7,878
Tulip Funding Corp.
5.29%, 11/15/06[4]	175,935	174,798
White Pine Finance LLC
5.12%, 10/27/06[4]	63,046	62,822

		5,273,379
MEDIUM-TERM NOTES[3] – 0.12%
Bank of America N.A.
5.28%, 04/20/07	83,394	83,394
Cullinan Finance Corp.
5.71%, 06/28/07[4]	250,183	250,183
K2 USA LLC
5.39%, 06/04/07[4]	250,183	250,183
Marshall & Ilsley Bank
5.18%, 12/15/06	333,578	333,810
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	390,286	390,286
US Bank N.A.
2.85%, 11/15/06	66,716	66,568

		1,374,424

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	159,348	$159,348

		159,348
REPURCHASE AGREEMENTS[3] – 0.71%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $667,457 (collateralized by non-U.S. Government debt securities, value $687,541, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$667,155	667,155
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $500,589 (collateralized by non-U.S. Government debt securities, value $550,702, 0.31% to 5.25%, 6/1/35 to 8/25/36).	500,366	500,366
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $500,593 (collateralized by non-U.S. Government debt securities, value $550,702, 0.31% to 5.25%, 6/1/35 to 8/25/36).	500,366	500,366
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $33,373 (collateralized by non-U.S. Government debt securities, value $34,377, 5.75%, 3/15/16).	33,358	33,358
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,168,049 (collateralized by non-U.S. Government debt securities, value $1,226,559, 5.87%, 6/25/36).	1,167,521	1,167,521
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $367,103 (collateralized by non-U.S. Government debt securities, value $407,798, 0.00% to 10.00%, 5/27/33 to 9/29/36).	366,935	366,935
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $200,239 (collateralized by non-U.S. Government debt securities, value $219,583, 0.00% to 10.00%, 5/27/33 to 9/29/36).	200,147	200,147
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $667,456 (collateralized by non-U.S. Government debt securities, value $700,891, 0.00% to 9.00%, 5/1/17 to 2/25/46).	667,155	667,155
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $500,593 (collateralized by non-U.S. Government debt securities, value $690,878, 0.00% to 8.33%, 10/27/06 to 3/25/37).	500,367	500,367
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $400,477 (collateralized by non-U.S. Government debt securities, value $420,535, 0.00% to 10.00%, 10/1/06 to 9/30/36).	400,293	400,293

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $83,432 (collateralized by non-U.S. Government debt securities, value $87,623, 6.50% to 7.63%, 2/1/07 to 6/1/16).	$83,394	$83,394
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $667,457 (collateralized by non-U.S. Government debt securities, value $700,906, 0.79% to 9.08%, 8/5/18 to 12/20/54).	667,155	667,155
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $667,457 (collateralized by non-U.S. Government debt securities, value $687,550, 4.85% to 8.60%, 5/1/09 to 12/1/25).	667,155	667,155
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $333,729 (collateralized by non-U.S. Government debt securities, value $364,503, 4.69% to 6.41%, 12/17/19 to 6/25/45).	333,578	333,578
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $450,538 (collateralized by non-U.S. Government debt securities, value $474,135, 0.00% to 10.00%, 10/1/06 to 9/30/36).	450,330	450,330
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $242,444 (collateralized by non-U.S. Government debt securities, value $252,850, 0.00% to 10.00%, 10/1/06 to 9/30/36).[7]	233,504	233,504
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $867,696 (collateralized by non-U.S. Government debt securities, value $911,158, 0.06% to 7.95%, 8/15/13 to 7/15/45).	867,302	867,302

		8,306,081
TIME DEPOSITS[3] – 0.01%
Societe Generale
5.25%, 10/02/06	59,947	59,947

		59,947
VARIABLE & FLOATING RATE NOTES[3] – 1.91%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[4]	853,959	854,062
American Express Bank
5.29%, 02/28/07	333,578	333,577
American Express Centurion Bank
5.42%, 07/19/07	366,935	367,272
American Express Credit Corp.
5.43%, 07/05/07	100,073	100,123
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	63,380	63,380
ASIF Global Financing
5.51%, 05/03/07[4]	33,358	33,369
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07[4]	216,825	216,825
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	483,687	483,705
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[4]	850,623	850,662
BMW US Capital LLC
5.33%, 10/15/07[4]	333,578	333,578
BNP Paribas
5.36%, 05/18/07[4]	617,118	617,118

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	$243,512	$243,512
CC USA Inc.
5.48%, 07/30/07[4]	166,789	166,808
Commodore CDO Ltd.
5.47%, 06/12/07[4]	83,394	83,394
Credit Agricole SA
5.48%, 07/23/07	333,578	333,578
Credit Suisse First Boston NY
5.51%, 04/24/07	166,789	166,795
Cullinan Finance Corp.
5.36%, 04/25/07[4]	83,394	83,394
DEPFA Bank PLC
5.43%, 09/14/07	333,578	333,578
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[4]	383,614	383,635
Eli Lilly Services Inc.
5.32%, 10/01/07[4]	333,578	333,578
Fifth Third Bancorp
5.31%, 09/21/07[4]	667,155	667,155
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[4]	333,578	333,554
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	350,256	350,331
Granite Master Issuer PLC
5.30%, 08/20/07[4]	1,167,521	1,167,521
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[4]	266,862	266,898
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	500,366	500,437
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	333,578	333,578
Holmes Financing PLC
5.30%, 07/16/07[4]	583,761	583,761
JP Morgan Chase & Co.
5.30%, 08/02/07	250,183	250,183
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	250,183	250,173
Kestrel Funding LLC
5.31%, 07/11/07[4]	133,431	133,420
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	200,147	200,147
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	347,887	347,887
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	416,972	416,901
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[4]	366,935	366,913
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	146,984	146,984
Marshall & Ilsley Bank
5.31%, 10/15/07	183,468	183,468
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	500,366	500,366
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	33,358	33,358
Monumental Global Funding II
5.38%, 12/27/06[4]	66,716	66,720
Mound Financing PLC
5.30%, 05/08/07[4]	313,563	313,563
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[4]	1,000,733	1,000,718
National City Bank of Indiana
5.37%, 05/21/07	166,789	166,798
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[4]	1,100,806	1,101,039
Newcastle Ltd.
5.35%, 04/24/07[4]	117,586	117,567
Northern Rock PLC
5.37%, 08/03/07[4]	400,293	400,302
Northlake CDO I
5.46%, 09/06/07[4]	100,073	100,073

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2006

Security	Principal	Value
Principal Life Global Funding I
5.83%, 02/08/07	$150,110	$150,358
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	483,687	483,678
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[4]	333,578	333,578
Strips III LLC
5.38%, 07/24/07[4]	78,827	78,827
SunTrust Bank
5.30%, 05/01/07	333,578	333,589
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	813,929	813,864
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	467,009	467,009
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[4]	464,558	464,559
Wachovia Bank N.A.
5.43%, 05/22/07	667,155	667,155
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	250,183	250,316
Wells Fargo & Co.
5.34%, 09/14/07[4]	166,789	166,798
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	250,183	250,183
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	1,000,733	1,000,547
Wind Master Trust
5.32%, 07/25/07[4]	133,431	133,431

		22,275,650

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,116,718)		39,116,718

TOTAL INVESTMENTS IN SECURITIES – 103.15% (Cost: $1,122,782,836)		1,204,759,926
Other Assets, Less Liabilities – (3.15)%		(36,794,486)

NET ASSETS – 100.00%		$1,167,965,440

ADR - American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS – 99.56%
ADVERTISING – 0.23%
DENTSU Inc.	255	$693,305

		693,305
AGRICULTURE – 0.83%
Japan Tobacco Inc.	646	2,511,447

		2,511,447
AIRLINES – 0.47%
All Nippon Airways Co. Ltd.	221,000	894,744
Japan Airlines System Corp.[1,2]	272,000	532,181

		1,426,925
AUTO MANUFACTURERS – 10.45%
Honda Motor Co. Ltd.	212,500	7,145,428
Nissan Motor Co. Ltd.	283,900	3,181,296
Suzuki Motor Corp.	51,000	1,295,896
Toyota Motor Corp.	368,900	20,059,611

		31,682,231
AUTO PARTS & EQUIPMENT – 1.45%
Bridgestone Corp.	85,000	1,717,063
Denso Corp.	66,300	2,330,454
NOK Corp.	13,600	335,781

		4,383,298
BANKS – 14.60%
Mitsubishi UFJ Financial Group	1,352	17,406,005
Mizuho Financial Group Inc.	1,513	11,738,517
Nipponkoa Insurance Co. Ltd.	102,000	813,823
Shinsei Bank Ltd.	170,000	1,036,717
Sumitomo Mitsui Financial Group Inc.	1,041	10,933,299
Sumitomo Trust & Banking Co. Ltd. (The)	221,000	2,313,607

		44,241,968
BEVERAGES – 0.81%
Asahi Breweries Ltd.	59,500	867,819
Kirin Brewery Co. Ltd.	119,000	1,589,489

		2,457,308
BUILDING MATERIALS – 1.30%
Asahi Glass Co. Ltd.	136,000	1,678,330
Daikin Industries Ltd.	34,000	1,007,919
JS Group Corp.	34,000	711,303
Matsushita Electric Works Ltd.	51,000	539,093

		3,936,645
CHEMICALS – 3.03%
Asahi Kasei Corp.	153,000	979,698
JSR Corp.	28,900	636,429
Mitsubishi Chemical Holdings Corp.	144,500	905,688
Mitsui Chemicals Inc.	102,000	734,341
Nitto Denko Corp.	22,100	1,310,295
Shin-Etsu Chemical Co. Ltd.	50,400	3,218,702
Sumitomo Chemical Co. Ltd.	187,000	1,396,976

		9,182,129
COMMERCIAL SERVICES – 0.74%
Dai Nippon Printing Co. Ltd.	85,000	1,312,455
Toppan Printing Co. Ltd.	85,000	943,124

		2,255,579
COMPUTERS – 1.17%
Fujitsu Ltd.	265,000	2,186,169
TDK Corp.	17,000	1,362,131

		3,548,300
COSMETICS & PERSONAL CARE – 1.04%
Kao Corp.	68,000	1,814,255
Shiseido Co. Ltd.	48,000	959,471
Uni-Charm Corp.	6,800	377,826

		3,151,552
DISTRIBUTION & WHOLESALE – 3.43%
ITOCHU Corp.	187,000	1,449,244
Marubeni Corp.	187,000	931,317
Mitsubishi Corp.	187,000	3,516,199
Mitsui & Co. Ltd.	204,000	2,595,248
Sumitomo Corp.	153,000	1,908,855

		10,400,863
DIVERSIFIED FINANCIAL SERVICES – 4.61%
Acom Co. Ltd.	11,390	486,220
Credit Saison Co. Ltd.	23,800	1,003,888
Daiwa Securities Group Inc.	175,000	2,042,519
Nikko Cordial Corp.	110,500	1,282,217
Nomura Holdings Inc.	272,000	4,791,937
ORIX Corp.	11,900	3,290,857
Promise Co. Ltd.	9,350	372,210
Takefuji Corp.	15,130	694,572

		13,964,420

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Shares	Value
ELECTRIC – 3.41%
Chubu Electric Power Co. Inc.	83,300	$2,166,019
Kansai Electric Power Co. Inc.	103,700	2,393,448
Kyushu Electric Power Co. Inc.	54,400	1,285,529
Tokyo Electric Power Co. Inc. (The)	156,400	4,503,960

		10,348,956
ELECTRICAL COMPONENTS & EQUIPMENT – 3.96%
Fujikura Ltd.	47,000	514,725
Furukawa Electric Co. Ltd.	85,000	561,555
Hitachi Ltd.	425,000	2,480,202
Mitsubishi Electric Corp.	255,000	2,149,028
Sanyo Electric Co. Ltd.[2]	204,000	414,687
Sharp Corp.	119,000	2,041,037
Sumitomo Electric Industries Ltd.	96,900	1,312,354
Toshiba Corp.	391,000	2,536,789

		12,010,377
ELECTRONICS – 4.76%
Advantest Corp.	23,800	1,181,281
Fanuc Ltd.	25,500	1,991,361
Hirose Electric Co. Ltd.	5,100	676,026
Hoya Corp.	56,600	2,133,316
Keyence Corp.	5,110	1,177,250
Kyocera Corp.	22,100	1,892,441
Murata Manufacturing Co. Ltd.	27,200	1,889,129
NEC Corp.	272,000	1,495,176
NGK Insulators Ltd.	34,000	478,042
Secom Co. Ltd.	30,600	1,516,199

		14,430,221
ENGINEERING & CONSTRUCTION – 0.76%
Kajima Corp.	136,000	622,030
Obayashi Corp.	94,000	662,415
Shimizu Corp.	94,000	537,416
Taisei Corp.	136,000	488,409

		2,310,270
ENTERTAINMENT – 0.16%
Oriental Land Co. Ltd.	8,500	477,322

		477,322
FOOD – 0.60%
Ajinomoto Co. Inc.	68,000	732,613
Nippon Meat Packers Inc.	17,000	191,073
Nissin Food Products Co. Ltd.	15,300	487,257
Yakult Honsha Co. Ltd.	13,600	399,712

		1,810,655
FOREST PRODUCTS & PAPER – 0.34%
Nippon Paper Group Inc.	102	369,762
Oji Paper Co. Ltd.	119,000	652,124

		1,021,886
GAS – 0.83%
Osaka Gas Co. Ltd.	255,000	889,849
Tokyo Gas Co. Ltd.	323,000	1,619,582

		2,509,431
HAND & MACHINE TOOLS – 0.37%
SMC Corp.	8,500	1,125,270

		1,125,270
HEALTH CARE - PRODUCTS – 0.28%
Terumo Corp.	22,100	838,589

		838,589
HOME BUILDERS – 0.78%
Daiwa House Industry Co. Ltd.	68,000	1,177,826
Sekisui House Ltd.	78,000	1,180,587

		2,358,413
HOME FURNISHINGS – 3.83%
Matsushita Electric Industrial Co. Ltd.	272,000	5,759,539
Pioneer Corp.	18,700	329,446
Sony Corp.	136,000	5,506,119

		11,595,104
HOUSEWARES – 0.11%
TOTO Ltd.	34,000	320,806

		320,806
INSURANCE – 3.25%
Millea Holdings Inc.[3]	109,500	3,807,204
Mitsui Sumitomo Insurance Co. Ltd.	187,000	2,339,381
Sompo Japan Insurance Inc.	119,000	1,559,251
T&D Holdings Inc.	29,750	2,154,428

		9,860,264
INTERNET – 0.93%
SoftBank Corp.[2]	98,600	2,041,901
Yahoo! Japan Corp.	2,040	768,035

		2,809,936

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Shares	Value
IRON & STEEL – 3.08%
JFE Holdings Inc.	73,125	$2,867,647
Kobe Steel Ltd.	357,000	1,121,814
Nippon Steel Corp.	808,000	3,326,032
Sumitomo Metal Industries Ltd.	527,000	2,022,030

		9,337,523
MACHINERY – 1.40%
Komatsu Ltd.	119,000	2,056,155
Kubota Corp.	136,000	1,117,351
Toyota Industries Corp.	25,500	1,082,073

		4,255,579
MANUFACTURING – 1.87%
Fuji Photo Film Co. Ltd.	64,600	2,358,243
Kawasaki Heavy Industries Ltd.	187,000	619,294
Konica Minolta Holdings Inc.[1]	59,500	797,264
Mitsubishi Heavy Industries Ltd.	459,000	1,901,080

		5,675,881
MEDIA – 0.11%
Nippon Television Network Corp.	2,550	348,596

		348,596
METAL FABRICATE & HARDWARE – 0.19%
NSK Ltd.	68,000	574,226

		574,226
MINING – 0.69%
Mitsubishi Materials Corp.	153,000	631,102
Mitsui Mining & Smelting Co. Ltd.	85,000	438,445
Sumitomo Metal Mining Co. Ltd.	78,000	1,022,691

		2,092,238
OFFICE & BUSINESS EQUIPMENT – 3.38%
Canon Inc.	164,150	8,564,469
Ricoh Corp. Ltd.	85,000	1,691,865

		10,256,334
OIL & GAS – 0.51%
Nippon Oil Corp.	170,000	1,252,700
TonenGeneral Sekiyu K.K.	34,000	307,271

		1,559,971
PACKAGING & CONTAINERS – 0.11%
Toyo Seikan Kaisha Ltd.	17,000	325,414

		325,414
PHARMACEUTICALS – 4.71%
Astellas Pharma Inc.	69,728	2,805,302
Daiichi Sanyko Co. Ltd.	90,103	2,556,601
Eisai Co. Ltd.	35,700	1,726,566
Taisho Pharmaceutical Co. Ltd.	17,000	326,134
Takeda Pharmaceutical Co. Ltd.	109,900	6,860,314

		14,274,917
REAL ESTATE – 2.47%
Mitsubishi Estate Co. Ltd.	153,000	3,343,413
Mitsui Fudosan Co. Ltd.	104,000	2,365,138
Sumitomo Realty & Development Co. Ltd.	60,000	1,763,435

		7,471,986
RETAIL – 2.10%
AEON Co. Ltd.	88,400	2,167,603
Marui Co. Ltd.	44,200	647,286
Seven & I Holdings Co. Ltd.	110,500	3,556,515

		6,371,404
SEMICONDUCTORS – 0.94%
Rohm Co. Ltd.	13,200	1,226,477
Tokyo Electron Ltd.	22,100	1,634,125

		2,860,602
TELECOMMUNICATIONS – 3.72%
Nippon Telegraph & Telephone Corp.	1,404	6,897,218
NTT Data Corp.	170	784,737
NTT DoCoMo Inc.	2,329	3,590,209

		11,272,164
TEXTILES – 0.82%
Kuraray Co. Ltd.	51,000	567,603
Teijin Ltd.	119,000	641,037
Toray Industries Inc.	170,000	1,280,058

		2,488,698
TOYS, GAMES & HOBBIES – 1.01%
Nintendo Co. Ltd.	14,800	3,051,133

		3,051,133
TRANSPORTATION – 3.92%
Central Japan Railway Co.	221	2,358,531
East Japan Railway Co.	476	3,330,166
Kintetsu Corp.	204,000	639,309
Mitsui O.S.K. Lines Ltd.	142,000	1,049,981
Nippon Express Co. Ltd.	119,000	638,013

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
Nippon Yusen Kabushiki Kaisha	153,000	$931,749
Odakyu Electric Railway Co. Ltd.	68,000	432,541
Tokyu Corp.	119,000	818,430
West Japan Railway Co.	221	945,284
Yamato Holdings Co. Ltd.	51,000	738,229

		11,882,233

TOTAL COMMON STOCKS (Cost: $270,812,568)		301,762,369

SHORT-TERM INVESTMENTS – 0.92%
CERTIFICATES OF DEPOSIT[4]– 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	16,649	16,649
Societe Generale
5.33%, 12/08/06	23,783	23,783
Washington Mutual Bank
5.36%, 11/13/06	59,457	59,457
Wells Fargo Bank N.A.
4.78%, 12/05/06	19,026	19,026

		118,915
COMMERCIAL PAPER[4] – 0.12%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07[5]	12,885	12,747
ASAP Funding Ltd.
5.29%, 11/02/06[5]	5,946	5,919
Atlantis One Funding
5.30%, 11/14/06[5]	32,632	32,426
Beta Finance Inc.
5.27%, 01/25/07[5]	4,757	4,677
Bryant Park Funding LLC
5.28%, 12/14/06[5]	7,508	7,428
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	12,056	11,980
CC USA Inc.
5.03%, 10/24/06[5]	4,757	4,742
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[5]	27,350	27,189

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[5]	$14,270	$14,156
Curzon Funding LLC
5.29%, 11/17/06[5]	23,783	23,622
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	17,545	17,367
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	23,783	23,660
Five Finance Inc.
5.19%, 12/01/06[5]	10,702	10,610
Galleon Capital Corp.
5.27%, 12/18/06[5]	3,325	3,288
General Electric Capital Services Inc.
5.22%, 12/11/06	2,378	2,354
Giro Funding US Corp.
5.34%, 10/10/06[5]	11,891	11,877
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	11,416	11,373
HBOS Treasury Services PLC
5.27%, 12/15/06	4,757	4,705
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06[5]	47,566	47,440
Landale Funding LLC
5.31%, 11/15/06[5]	18,551	18,430
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[5]	12,991	12,908
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	15,340	15,241
Nationwide Building Society
5.27%, 12/15/06	8,324	8,234
Nestle Capital Corp.
5.19%, 08/09/07	14,270	13,630
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[5]	12,672	12,468
Sydney Capital Corp.
5.27%, 12/08/06[5]	567	562
Tulip Funding Corp.
5.29%, 11/15/06[5]	12,544	12,462

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Shares or Principal	Value
White Pine Finance LLC
5.12%, 10/27/06[5]	$4,495	$4,479

		375,974
MEDIUM-TERM NOTES[4] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	5,946	5,946
Cullinan Finance Corp.
5.71%, 06/28/07[5]	17,837	17,837
K2 USA LLC
5.39%, 06/04/07[5]	17,837	17,837
Marshall & Ilsley Bank
5.18%, 12/15/06	23,783	23,800
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[5]	27,826	27,826
US Bank N.A.
2.85%, 11/15/06	4,757	4,746

		97,992
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[6,7]	15,934	15,934

		15,934
REPURCHASE AGREEMENTS[4] – 0.20%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $47,588 (collateralized by non-U.S. Government debt securities, value $49,019, 4.44% to 8.00%, 6/15/07 to 5/1/19).	47,566	47,566
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $35,690 (collateralized by non-U.S. Government debt securities, value $39,263, 0.31% to 5.25%, 6/1/35 to 8/25/36).	35,674	35,674

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $35,690 (collateralized by non-U.S. Government debt securities, value $39,263, 0.31% to 5.25%, 6/1/35 to 8/25/36).	$35,674	$35,674
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,379 (collateralized by non-U.S. Government debt securities, value $2,451, 5.75%, 3/15/16).	2,378	2,378
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $83,278 (collateralized by non-U.S. Government debt securities, value $87,450, 5.87%, 6/25/36).	83,240	83,240
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $26,173 (collateralized by non-U.S. Government debt securities, value $29,075, 0.00% to 10.00%, 5/27/33 to 9/29/36).	26,161	26,161
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $14,277 (collateralized by non-U.S. Government debt securities, value $15,656, 0.00% to 10.00%, 5/27/33 to 9/29/36).	14,270	14,270
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $47,587 (collateralized by non-U.S. Government debt securities, value $49,971, 0.00% to 9.00%, 5/1/17 to 2/25/46).	47,566	47,566

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $35,690 (collateralized by non-U.S. Government debt securities, value $49,257, 0.00% to 8.33%, 10/27/06 to 3/25/37).	$35,674	$35,674
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $28,553 (collateralized by non-U.S. Government debt securities, value $29,983, 0.00% to 10.00%, 10/1/06 to 9/30/36).	28,540	28,540
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $5,949 (collateralized by non-U.S. Government debt securities, value $6,247, 6.50% to 7.63%, 2/1/07 to 6/1/16).	5,946	5,946
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $47,588 (collateralized by non-U.S. Government debt securities, value $49,972, 0.79% to 9.08%, 8/5/18 to 12/20/54).	47,566	47,566
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $47,588 (collateralized by non-U.S. Government debt securities, value $49,020, 4.85% to 8.60%, 5/1/09 to 12/1/25).	47,566	47,566
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $23,794 (collateralized by non-U.S. Government debt securities, value $25,988, 4.69% to 6.41%, 12/17/19 to 6/25/45).	23,783	23,783
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $32,122 (collateralized by non-U.S. Government debt securities, value $33,804, 0.00% to 10.00%, 10/1/06 to 9/30/36).	32,107	32,107
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $17,285 (collateralized by non-U.S. Government debt securities, value $18,027, 0.00% to 10.00%, 10/1/06 to 9/30/36).[8]	16,648	16,648
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $61,864 (collateralized by non-U.S. Government debt securities, value $64,963, 0.06% to 7.95%, 8/15/13 to 7/15/45).	61,836	61,836

		592,195
TIME DEPOSITS[4] – 0.00%
Societe Generale
5.25%, 10/02/06	4,274	4,274

		4,274
VARIABLE & FLOATING RATE NOTES[4] – 0.52%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07[5]	60,884	60,892
American Express Bank
5.29%, 02/28/07	23,783	23,782
American Express Centurion Bank
5.42%, 07/19/07	26,161	26,185
American Express Credit Corp.
5.43%, 07/05/07	7,135	7,138
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[5]	4,519	4,519

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Principal	Value
ASIF Global Financing
5.51%, 05/03/07[5]	$2,378	$2,379
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07[5]	15,459	15,459
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	34,485	34,487
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07[5]	60,647	60,651
BMW US Capital LLC
5.33%, 10/15/07[5]	23,783	23,783
BNP Paribas
5.36%, 05/18/07[5]	43,998	43,998
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	17,362	17,362
CC USA Inc.
5.48%, 07/30/07[5]	11,891	11,893
Commodore CDO Ltd.
5.47%, 06/12/07[5]	5,946	5,946
Credit Agricole SA
5.48%, 07/23/07	23,783	23,783
Credit Suisse First Boston NY
5.51%, 04/24/07	11,891	11,892
Cullinan Finance Corp.
5.36%, 04/25/07[5]	5,946	5,946
DEPFA Bank PLC
5.43%, 09/14/07	23,783	23,783
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07[5]	27,350	27,352
Eli Lilly Services Inc.
5.32%, 10/01/07[5]	23,783	23,783
Fifth Third Bancorp
5.31%, 09/21/07[5]	47,566	47,566
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07[5]	23,783	23,781
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	24,972	24,978
Granite Master Issuer PLC
5.30%, 08/20/07[5]	83,240	83,240
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07[5]	19,026	19,029
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	35,674	35,679
HBOS Treasury Services PLC
5.46%, 07/24/07[5]	23,783	23,783
Holmes Financing PLC
5.30%, 07/16/07[5]	41,620	41,620
JP Morgan Chase & Co.
5.30%, 08/02/07	17,837	17,837
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[5]	17,837	17,836
Kestrel Funding LLC
5.31%, 07/11/07[5]	9,513	9,512
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	14,270	14,270
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	24,803	24,803
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	29,729	29,724
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07[5]	26,161	26,160
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	10,479	10,479
Marshall & Ilsley Bank
5.31%, 10/15/07	13,081	13,081
Metropolitan Life Global Funding I
5.34%, 08/06/07[5]	35,674	35,674
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	2,378	2,378
Monumental Global Funding II
5.38%, 12/27/06[5]	4,757	4,757

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2006

Security	Principal	Value
Mound Financing PLC
5.30%, 05/08/07[5]	$22,356	$22,356
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07[5]	71,349	71,348
National City Bank of Indiana
5.37%, 05/21/07	11,891	11,892
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07[5]	78,484	78,501
Newcastle Ltd.
5.35%, 04/24/07[5]	8,383	8,382
Northern Rock PLC
5.37%, 08/03/07[5]	28,540	28,540
Northlake CDO I
5.46%, 09/06/07[5]	7,135	7,135
Principal Life Global Funding I
5.83%, 02/08/07	10,702	10,720
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[5]	34,485	34,485
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07[5]	23,783	23,783
Strips III LLC
5.38%, 07/24/07[5]	5,620	5,620
SunTrust Bank
5.30%, 05/01/07	23,783	23,784
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	58,030	58,026
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[5]	33,296	33,296
Wachovia Asset Securitization Inc.
5.32%, 10/25/06[5]	33,121	33,122
Wachovia Bank N.A.
5.43%, 05/22/07	47,566	47,566
Wal-Mart Stores Inc.
5.50%, 07/16/07[5]	17,837	17,847
Wells Fargo & Co.
5.34%, 09/14/07[5]	11,891	11,892
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	17,837	17,837
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	71,349	71,335
Wind Master Trust
5.32%, 07/25/07[5]	9,513	9,513

		1,588,180

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,793,464)		2,793,464

TOTAL INVESTMENTS IN SECURITIES – 100.48% (Cost: $273,606,032)		304,555,833
Other Assets, Less Liabilities – (0.48)%		(1,459,778)

NET ASSETS – 100.00%		$303,096,055

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[6]	Affiliated issuer. See Note 2.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2006

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$465,042,185	$25,504,302	$25,265,703	$561,710,107	$181,587,779	$660,921,209

Affiliated issuers[a]	$4,532,535	$14,027	$16,324	$132,543	$2,392,566	$776,799

Foreign currencies, at cost	$577,999	$8,836	$—	$1,149,437	$160,253	$636,755

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$525,218,421	$26,102,009	$25,163,786	$597,353,273	$211,009,696	$713,587,705
Affiliated issuers[a]	5,557,132	14,027	16,324	132,543	2,769,724	776,799
Foreign currencies, at value	573,745	8,819	—	1,137,656	160,162	636,128
Receivables:
Investment securities sold	—	—	—	12,586,980	—	—
Dividends and interest	1,318,432	35,393	52,493	593,710	528,297	1,076,689
Capital shares sold	—	—	—	—	358,564	15,277

Total Assets	532,667,730	26,160,248	25,232,603	611,804,162	214,826,443	716,092,598

LIABILITIES
Payables:
Investment securities purchased	—	5,568	—	13,292,943	84,545	—
Collateral for securities on loan (Note 5)	—	—	—	—	1,097,139	—
Investment advisory fees (Note 2)	172,903	6,117	5,995	251,677	77,342	262,421

Total Liabilities	172,903	11,685	5,995	13,544,620	1,259,026	262,421

NET ASSETS	$532,494,827	$26,148,563	$25,226,608	$598,259,542	$213,567,417	$715,830,177

Net assets consist of:
Paid-in capital	$474,693,953	$25,513,696	$25,280,703	$517,688,013	$177,819,371	$648,586,922
Undistributed net investment income	8,857,792	37,491	47,942	7,937,773	2,842,408	4,735,783
Undistributed net realized gain (accumulated net realized loss)	(12,247,627)	(100)	—	37,003,740	3,111,867	9,842,656
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	61,190,709	597,476	(102,037)	35,630,016	29,793,771	52,664,816

NET ASSETS	$532,494,827	$26,148,563	$25,226,608	$598,259,542	$213,567,417	$715,830,177

Shares outstanding	7,600,000	500,000	500,000	5,850,000	2,550,000	12,600,000

Net asset value per share	$70.07	$52.30	$50.45	$102.27	$83.75	$56.81

[a]	See Note 2.

[b]	Securities on loan with market values of $—, $—, $—, $—, $995,406 and $—, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2006

	iShares S&P
	Global Industrials Sector Index Fund	Global Materials Sector Index Fund	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund	Europe 350 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$25,314,519	$24,321,521	$164,299,745	$95,497,673	$24,982,506	$1,568,259,838

Affiliated issuers[a]	$15,000	$15,151	$37,718	$57,010	$15,000	$16,738,289

Foreign currencies, at cost	$8,360	$93	$147,590	$126,584	$—	$2,460,951

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$25,862,887	$24,860,862	$171,866,037	$103,479,022	$25,478,552	$2,033,526,733
Affiliated issuers[a]	15,000	15,151	37,718	57,010	15,000	22,059,317
Foreign currencies, at value	8,313	93	148,024	122,732	—	2,439,705
Receivables:
Investment securities sold	21,527	21,109	90,415	—	—	488,879
Dividends and interest	60,667	35,128	96,840	171,081	31,859	5,194,248
Capital shares sold	—	—	70,797	12,745	—	—

Total Assets	25,968,394	24,932,343	172,309,831	103,842,590	25,525,411	2,063,708,882

LIABILITIES
Payables:
Investment securities purchased	—	—	—	—	—	148,106
Collateral for securities on loan (Note 5)	211,358	—	—	1,135,000	—	26,219,737
Investment advisory fees (Note 2)	6,012	5,802	61,019	36,417	5,979	985,840

Total Liabilities	217,370	5,802	61,019	1,171,417	5,979	27,353,683

NET ASSETS	$25,751,024	$24,926,541	$172,248,812	$102,671,173	$25,519,432	$2,036,355,199

Net assets consist of:
Paid–in capital	$25,126,641	$24,359,073	$166,014,497	$93,466,455	$24,997,506	$1,543,204,400
Undistributed net investment income	54,902	29,752	322,303	3,423,732	26,066	41,058,469
Undistributed net realized gain (accumulated net realized loss)	21,406	(1,443)	(1,654,147)	(2,195,731)	—	(18,445,544)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	548,075	539,159	7,566,159	7,976,717	495,860	470,537,874

NET ASSETS	$25,751,024	$24,926,541	$172,248,812	$102,671,173	$25,519,432	$2,036,355,199

Shares outstanding	500,000	500,000	3,150,000	1,800,000	500,000	21,200,000

Net asset value per share	$51.50	$49.85	$54.68	$57.04	$51.04	$96.05

[a]	See Note 2.

[b]	Securities on loan with market values of $201,043, $—, $—, $1,071,364, $— and $24,961,189, respectively. See Note 5.

See notes to the financial statements.

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2006

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,122,623,488	$273,590,098

Affiliated issuers[a]	$159,348	$15,934

Foreign currencies, at cost	$1,488,616	$186,148

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,204,600,578	$304,539,899
Affiliated issuers[a]	159,348	15,934
Foreign currencies, at value	1,479,573	185,459
Receivables:
Dividends and interest	1,169,124	1,256,769

Total Assets	1,207,408,623	305,998,061

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	38,957,370	2,777,530
Investment advisory fees (Note 2)	485,813	124,476

Total Liabilities	39,443,183	2,902,006

NET ASSETS	$1,167,965,440	$303,096,055

Net assets consist of:
Paid-in capital	$885,731,235	$271,877,363
Undistributed net investment income	22,670,976	1,925,164
Undistributed net realized gain (accumulated net realized loss)	177,595,182	(1,644,582)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	81,968,047	30,938,110

NET ASSETS	$1,167,965,440	$303,096,055

Shares outstanding	8,200,000	2,550,000

Net asset value per share	$142.43	$118.86

[a]	See Note 2.

[b]	Securities on loan with market values of $36,676,050 and $2,633,006, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund[a]	Global Consumer Staples Sector Index Fund[a]	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$8,161,394	$43,576	$53,902	$8,449,435	$2,749,049	$4,331,234
Dividends from affiliated issuers[c]	81,725	—	—	—	38,102	—
Interest from affiliated issuers[c]	8,635	32	35	8,913	3,423	14,074
Securities lending income	860	—	—	1,146	203	2,841

Total investment income	8,252,614	43,608	53,937	8,459,494	2,790,777	4,348,149

EXPENSES
Investment advisory fees (Note 2)	968,820	6,117	5,995	1,822,753	438,262	1,353,753

Total expenses	968,820	6,117	5,995	1,822,753	438,262	1,353,753

Net investment income	7,283,794	37,491	47,942	6,636,741	2,352,515	2,994,396

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(734,004)	—	—	(2,290,913)	(202,831)	263,051
Net realized gain from sale of investments in affiliated issuers	—	—	—	—	52,333	—
In-kind redemptions	—	—	—	42,201,032	4,152,623	15,471,129
Foreign currency transactions	54,151	(100)	—	(199)	30,393	8,631

Net realized gain (loss)	(679,853)	(100)	—	39,909,920	4,032,518	15,742,811

Net change in unrealized appreciation (depreciation) on:
Investments	25,459,993	597,707	(101,917)	(40,181,999)	3,358,758	12,981,178
Translation of assets and liabilities in foreign currencies	1,266	(231)	(120)	(12,471)	(1,256)	15,171

Net change in unrealized appreciation (depreciation)	25,461,259	597,476	(102,037)	(40,194,470)	3,357,502	12,996,349

Net realized and unrealized gain (loss)	24,781,406	597,376	(102,037)	(284,550)	7,390,020	28,739,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,065,200	$634,867	$(54,095)	$6,352,191	$9,742,535	$31,733,556

[a]	For the period from September 12, 2006 (commencement of operations) to September 30, 2006.

[b]	Net of foreign withholding tax of $529,702, $1,744, $511, $473,695, $201,587 and $94,362, respectively.

[c]	See Note 2.

See notes to the financial statements.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares S&P
	Global Industrials Sector Index Fund[a]	Global Materials Sector Index Fund[a]	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund[a]	Europe 350 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$60,822	$35,519	$545,749	$3,468,130	$32,010	$40,027,762
Dividends from affiliated issuers[c]	—	—	—	—	—	322,726
Interest from affiliated issuers[c]	35	35	2,265	1,739	35	13,058
Securities lending income	57	—	399	1,522	—	21,853

Total investment income	60,914	35,554	548,413	3,471,391	32,045	40,385,399

EXPENSES
Investment advisory fees (Note 2)	6,012	5,802	293,339	211,384	5,979	5,238,488

Total expenses	6,012	5,802	293,339	211,384	5,979	5,238,488

Net investment income	54,902	29,752	255,074	3,260,007	26,066	35,146,911

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	21,447	(1,443)	(331,926)	(648,200)	—	8,392,240
In-kind redemptions	—	—	1,210,967	—	—	—
Foreign currency transactions	(41)	—	5,921	32,812	—	635,696

Net realized gain (loss)	21,406	(1,443)	884,962	(615,388)	—	9,027,936

Net change in unrealized appreciation (depreciation) on:
Investments	548,368	539,341	(2,505,190)	7,042,797	496,046	100,167,263
Translation of assets and liabilities in foreign currencies	(293)	(182)	671	(4,206)	(186)	(17,807)

Net change in unrealized appreciation (depreciation)	548,075	539,159	(2,504,519)	7,038,591	495,860	100,149,456

Net realized and unrealized gain (loss)	569,481	537,716	(1,619,557)	6,423,203	495,860	109,177,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$624,383	$567,468	$(1,364,483)	$9,683,210	$521,926	$144,324,303

[a]	For the period from September 12, 2006 (commencement of operations) to September 30, 2006.

[b]	Net of foreign withholding tax of $1,506, $1,725, $46,292, $143,718, $1,124 and $3,787,740, respectively.

[c]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$19,520,909	$1,588,222
Interest from affiliated issuers[b]	40,800	1,080
Securities lending income	211,811	11,359

Total investment income	19,773,520	1,600,661

EXPENSES
Investment advisory fees (Note 2)	3,228,804	773,160

Total expenses	3,228,804	773,160

Net investment income	16,544,716	827,501

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,675,199)	185,359
In-kind redemptions	189,574,121	—
Foreign currency transactions	(8,762)	34,835

Net realized gain	182,890,160	220,194

Net change in unrealized appreciation (depreciation) on:
Investments	(242,342,581)	(15,397,631)
Translation of assets and liabilities in foreign currencies	7,508	7,184

Net change in unrealized appreciation (depreciation)	(242,335,073)	(15,390,447)

Net realized and unrealized loss	(59,444,913)	(15,170,253)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,900,197)	$(14,342,752)

[a]	Net of foreign withholding tax of $1,368,086 and $119,597, respectively.

[b]	See Note 2.

See notes to the financial statements.

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Period from September 12, 2006[a] to September 30, 2006 (Unaudited)	Period from September 12, 2006[a] to September 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,283,794	$7,564,512	$37,491	$47,942
Net realized gain (loss)	(679,853)	5,185,786	(100)	—
Net change in unrealized appreciation (depreciation)	25,461,259	25,079,196	597,476	(102,037)

Net increase (decrease) in net assets resulting from operations	32,065,200	37,829,494	634,867	(54,095)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(7,130,552)	—	—

Total distributions to shareholders	—	(7,130,552)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,100,323	127,171,731	25,513,696	25,280,703
Cost of shares redeemed	—	(40,323,217)	—	—

Net increase in net assets from capital share transactions	40,100,323	86,848,514	25,513,696	25,280,703

INCREASE IN NET ASSETS	72,165,523	117,547,456	26,148,563	25,226,608
NET ASSETS
Beginning of period	460,329,304	342,781,848	—	—

End of period	$532,494,827	$460,329,304	$26,148,563	$25,226,608

Undistributed net investment income included in net assets at end of period	$8,857,792	$1,573,998	$37,491	$47,942

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,000,000	500,000	500,000
Shares redeemed	—	(650,000)	—	—

Net increase in shares outstanding	600,000	1,350,000	500,000	500,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,636,741	$7,541,862	$2,352,515	$2,013,457	$2,994,396	$4,146,280
Net realized gain (loss)	39,909,920	65,912,173	4,032,518	(440,838)	15,742,811	(680,699)
Net change in unrealized appreciation (depreciation)	(40,194,470)	10,751,686	3,357,502	20,025,143	12,996,349	38,949,697

Net increase in net assets resulting from operations	6,352,191	84,205,721	9,742,535	21,597,762	31,733,556	42,415,278

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(7,099,173)	—	(1,794,468)	—	(3,198,765)

Total distributions to shareholders	—	(7,099,173)	—	(1,794,468)	—	(3,198,765)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,532,647	476,909,386	73,070,590	51,450,083	264,600,764	235,987,305
Cost of shares redeemed	(120,040,008)	(191,897,257)	(11,140,596)	–	(68,918,090)	(15,403,011)

Net increase (decrease) in net assets from capital share transactions	(93,507,361)	285,012,129	61,929,994	51,450,083	195,682,674	220,584,294

INCREASE (DECREASE) IN NET ASSETS	(87,155,170)	362,118,677	71,672,529	71,253,377	227,416,230	259,800,807
NET ASSETS
Beginning of period	685,414,712	323,296,035	141,894,888	70,641,511	488,413,947	228,613,140

End of period	$598,259,542	$685,414,712	$213,567,417	$141,894,888	$715,830,177	$488,413,947

Undistributed net investment income included in net assets at end of period	$7,937,773	$1,301,032	$2,842,408	$489,893	$4,735,783	$1,741,387

SHARES ISSUED AND REDEEMED
Shares sold	250,000	4,850,000	900,000	700,000	4,800,000	4,650,000
Shares redeemed	(1,150,000)	(2,000,000)	(150,000)	—	(1,300,000)	(300,000)

Net increase (decrease) in shares outstanding	(900,000)	2,850,000	750,000	700,000	3,500,000	4,350,000

See notes to the financial statements.

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Industrials Sector Index Fund	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund
	Period from September 12, 2006[a] to September 30, 2006 (Unaudited)	Period from September 12, 2006[a] to September 30, 2006 (Unaudited)	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$54,902	$29,752	$255,074	$107,214
Net realized gain (loss)	21,406	(1,443)	884,962	(1,374,898)
Net change in unrealized appreciation (depreciation)	548,075	539,159	(2,504,519)	10,916,597

Net increase (decrease) in net assets resulting from operations	624,383	567,468	(1,364,483)	9,648,913

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	—	(38,057)

Total distributions to shareholders	—	—	—	(38,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,126,641	24,359,073	69,742,857	56,196,976
Cost of shares redeemed	—	—	(4,824,285)	—

Net increase in net assets from capital share transactions	25,126,641	24,359,073	64,918,572	56,196,976

INCREASE IN NET ASSETS	25,751,024	24,926,541	63,554,089	65,807,832
NET ASSETS
Beginning of period	—	—	108,694,723	42,886,891

End of period	$25,751,024	$24,926,541	$172,248,812	$108,694,723

Undistributed net investment income included in net assets at end of period	$54,902	$29,752	$322,303	$67,229

SHARES ISSUED AND REDEEMED
Shares sold	500,000	500,000	1,300,000	1,050,000
Shares redeemed	—	—	(100,000)	—

Net increase in shares outstanding	500,000	500,000	1,200,000	1,050,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund	iShares S&P Europe 350 Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Period from September 12, 2006[a] to September 30, 2006 (Unaudited)	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,260,007	$1,424,284	$26,066	$35,146,911	$31,129,529
Net realized gain (loss)	(615,388)	376,394	—	9,027,936	23,777,732
Net change in unrealized appreciation (depreciation)	7,038,591	160,886	495,860	100,149,456	189,206,789

Net increase in net assets resulting from operations	9,683,210	1,961,564	521,926	144,324,303	244,114,050

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,415,840)	—	—	(29,776,365)

Total distributions to shareholders	—	(1,415,840)	—	—	(29,776,365)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,609,936	30,801,652	24,997,506	316,587,526	252,494,296
Cost of shares redeemed	—	(2,467,949)	—	—	(73,442,168)

Net increase in net assets from capital share transactions	21,609,936	28,333,703	24,997,506	316,587,526	179,052,128

INCREASE IN NET ASSETS	31,293,146	28,879,427	25,519,432	460,911,829	393,389,813
NET ASSETS
Beginning of period	71,378,027	42,498,600	—	1,575,443,370	1,182,053,557

End of period	$102,671,173	$71,378,027	$25,519,432	$2,036,355,199	$1,575,443,370

Undistributed net investment income included in net assets at end of period	$3,423,732	$163,725	$26,066	$41,058,469	$5,911,558

SHARES ISSUED AND REDEEMED
Shares sold	400,000	600,000	500,000	3,400,000	3,050,000
Shares redeemed	—	(50,000)	—	—	(950,000)

Net increase in shares outstanding	400,000	550,000	500,000	3,400,000	2,100,000

[a]	Commencement of operations.

See notes to the financial statements.

96	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Latin America 40 Index Fund		iShares S&P/TOPIX 150 Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,544,716	$22,114,643	$827,501	$1,391,678
Net realized gain	182,890,160	90,965,871	220,194	15,025,181
Net change in unrealized appreciation (depreciation)	(242,335,073)	303,258,398	(15,390,447)	37,947,580

Net increase (decrease) in net assets resulting from operations	(42,900,197)	416,338,912	(14,342,752)	54,364,439

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(16,897,757)	—	(682,681)

Total distributions to shareholders	—	(16,897,757)	—	(682,681)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	288,329,837	1,030,422,566	—	217,459,219
Cost of shares redeemed	(631,893,570)	(210,998,675)	—	(48,955,790)

Net increase (decrease) in net assets from capital share transactions	(343,563,733)	819,423,891	—	168,503,429

INCREASE (DECREASE) IN NET ASSETS	(386,463,930)	1,218,865,046	(14,342,752)	222,185,187
NET ASSETS
Beginning of period	1,554,429,370	335,564,324	317,438,807	95,253,620

End of period	$1,167,965,440	$1,554,429,370	$303,096,055	$317,438,807

Undistributed net investment income included in net assets at end of period	$22,670,976	$6,126,260	$1,925,164	$1,097,663

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	8,650,000	—	1,950,000
Shares redeemed	(4,800,000)	(1,700,000)	—	(450,000)

Net increase (decrease) in shares outstanding	(2,850,000)	6,950,000	—	1,500,000

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$65.76	$60.67	$57.20	$42.03	$57.08	$60.83

Income from investment operations:
Net investment income	1.01[a]	1.22	1.04	0.66	0.59	0.65
Net realized and unrealized gain (loss)[b]	3.30	5.07	3.46	15.16	(15.09)	(3.87)

Total from investment operations	4.31	6.29	4.50	15.82	(14.50)	(3.22)

Less distributions from:
Net investment income	—	(1.20)	(1.03)	(0.65)	(0.55)	(0.53)

Total distributions	—	(1.20)	(1.03)	(0.65)	(0.55)	(0.53)

Net asset value, end of period	$70.07	$65.76	$60.67	$57.20	$42.03	$57.08

Total return	6.56%[c]	10.44%	7.85%	37.68%	(25.46)%	(5.32)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$532,495	$460,329	$342,782	$168,736	$65,143	$45,666
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.01%	2.05%	2.24%	1.63%	1.60%	1.08%
Portfolio turnover rate[e]	0%[f]	6%	4%	4%	5%	4%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[f]	Rounds to less than 1%.

See notes to the financial statements.

98	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Consumer Discretionary Sector Index Fund
Period from Sep. 12, 2006[a] to Sep. 30, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.07 [b]
Net realized and unrealized gain[c]	2.23

Total from investment operations	2.30

Net asset value, end of period	$52.30

Total return	2.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,149
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.94%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Consumer Staples Sector Index Fund
Period from Sep. 12, 2006[a] to Sep. 30, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.10 [b]
Net realized and unrealized gain[c]	0.35

Total from investment operations	0.45

Net asset value, end of period	$50.45

Total return	(0.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,227
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.84%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

100	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$101.54	$82.90	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	0.98[b]	1.37[b]	1.32	0.68	0.88	0.22
Net realized and unrealized gain (loss)[c]	(0.25)	18.37	22.78	15.54	(10.07)	4.78

Total from investment operations	0.73	19.74	24.10	16.22	(9.19)	5.00

Less distributions from:
Net investment income	—	(1.10)	(1.27)	(0.62)	(0.91)	(0.07)

Total distributions	—	(1.10)	(1.27)	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$102.27	$101.54	$82.90	$60.07	$44.47	$54.57

Total return	0.72%[d]	23.91%	40.40%	36.55%	(16.91)%	10.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$598,260	$685,415	$323,296	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[e]	0.51%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	1.85%	1.46%	2.00%	1.92%	1.89%	1.17%
Portfolio turnover rate[f]	6%	5%	5%	4%	9%	5%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$78.83	$64.22	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	1.08[b]	1.52[b]	0.86	1.38	0.56	0.29
Net realized and unrealized gain (loss)[c]	3.84	14.29	4.00	20.21	(13.33)	2.07

Total from investment operations	4.92	15.81	4.86	21.59	(12.77)	2.36

Less distributions from:
Net investment income	—	(1.20)	(0.90)	(1.31)	(0.57)	(0.04)

Total distributions	—	(1.20)	(0.90)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$83.75	$78.83	$64.22	$60.26	$39.98	$53.32

Total return	6.25%[d]	24.73%	8.02%	54.23%	(24.03)%	4.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$213,567	$141,895	$70,642	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[e]	0.50%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	2.71%	2.17%	2.11%	2.14%	2.04%	1.44%
Portfolio turnover rate[f]	2%	7%	5%	8%	8%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

102	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$53.67	$48.13	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.30[b]	0.53[b]	0.39	0.31	0.28	0.11
Net realized and unrealized gain (loss)[c]	2.84	5.38	1.44	6.84	(9.28)	(0.57)

Total from investment operations	3.14	5.91	1.83	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	—	—	(0.36)	(0.30)	(0.25)	(0.01)
In excess of net investment income	—	(0.37)	—	—	—	—

Total distributions	—	(0.37)	(0.36)	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$56.81	$53.67	$48.13	$46.66	$39.81	$49.06

Total return	5.85%[d]	12.28%	3.93%	17.98%	(18.36)%	(0.92)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$715,830	$488,414	$228,613	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[e]	0.51%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	1.12%	1.02%	1.12%	1.25%	0.96%	0.62%
Portfolio turnover rate[f]	1%	5%	10%	6%	4%	1%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Industrials Sector Index Fund
Period from Sep. 12, 2006[a] to Sep. 30, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.11 [b]
Net realized and unrealized gain[c]	1.39

Total from investment operations	1.50

Net asset value, end of period	$51.50

Total return	2.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,751
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	4.38%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

104	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Materials Sector Index Fund
Period from Sep. 12, 2006[a] to Sep. 30, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.06 [b]
Net realized and unrealized loss[c]	(0.21)

Total from investment operations	(0.15)

Net asset value, end of period	$49.85

Total return	2.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,927
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.46%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$55.74	$47.65	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.12[b]	0.05	0.59	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)[c]	(1.18)	8.06	(3.31)	17.57	(18.40)	(1.09)

Total from investment operations	(1.06)	8.11	(2.72)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	—	(0.02)	(0.57)	—	—	—
Return of capital	—	—	(0.05)	—	—	—

Total distributions	—	(0.02)	(0.62)	—	—	—

Net asset value, end of period	$54.68	$55.74	$47.65	$50.99	$33.46	$51.91

Total return	(1.90)%[d]	17.03%	(5.40)%	52.39%	(35.54)%	(2.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,249	$108,695	$42,887	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[e]	0.51%	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets[e]	0.44%	0.16%	1.25%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[f]	3%	13%	7%	5%	4%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

106	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.98	$50.00	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	2.07[b]	1.37[b]	0.75	0.62	0.65	0.11
Net realized and unrealized gain (loss)[c]	3.99	0.84	3.82	12.73	(11.45)	(5.93)

Total from investment operations	6.06	2.21	4.57	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	—	(1.23)	(0.67)	(0.65)	(0.64)	(0.02)

Total distributions	—	(1.23)	(0.67)	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$57.04	$50.98	$50.00	$46.10	$33.40	$44.84

Total return	11.87%[d]	4.55%	9.84%	40.06%	(24.24)%	(11.50)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,671	$71,378	$42,499	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[e]	0.51%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	7.81%	2.72%	2.24%	1.54%	1.78%	0.61%
Portfolio turnover rate[f]	5%	11%	13%	7%	9%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Utilities Sector Index Fund
Period from Sep. 12, 2006[a] to Sep. 30, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.05 [b]
Net realized and unrealized gain[c]	0.99

Total from investment operations	1.04

Net asset value, end of period	$51.04

Total return	2.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,519
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.09%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

108	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$88.51	$75.29	$64.39	$42.88	$59.04	$63.13

Income from investment operations:
Net investment income	1.85[a]	1.92	1.36	1.13	1.18	0.83
Net realized and unrealized gain (loss)[b]	5.69	13.18	10.89	21.49	(16.28)	(4.08)

Total from investment operations	7.54	15.10	12.25	22.62	(15.10)	(3.25)

Less distributions from:
Net investment income	—	(1.88)	(1.35)	(1.11)	(1.06)	(0.84)

Total distributions	—	(1.88)	(1.35)	(1.11)	(1.06)	(0.84)

Net asset value, end of period	$96.05	$88.51	$75.29	$64.39	$42.88	$59.04

Total return	8.52%[c]	20.30%	19.04%	52.85%	(25.73)%	(5.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,036,355	$1,575,443	$1,182,054	$772,664	$375,187	$569,757
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	4.03%	2.47%	2.26%	2.17%	2.11%	1.49%
Portfolio turnover rate[e]	3%	7%	5%	5%	6%	4%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$140.67	$81.84	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	1.80 [b]	3.06 [b]	0.88	0.77	0.89	0.61
Net realized and unrealized gain (loss)[c]	(0.04)	57.46	19.71	26.58	(16.88)	10.64

Total from investment operations	1.76	60.52	20.59	27.35	(15.99)	11.25

Less distributions from:
Net investment income	—	(1.69)	(0.94)	(0.74)	(0.92)	(0.27)

Total distributions	—	(1.69)	(0.94)	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$142.43	$140.67	$81.84	$62.19	$35.58	$52.49

Total return	1.25%[d]	74.23%	33.17%	77.07%	(30.54)%	27.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,167,965	$1,554,429	$335,564	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.56%	2.58%	2.00%	2.61%	2.42%	2.94%
Portfolio turnover rate[f]	4%	12%	6%	13%	9%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

110	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$124.49	$90.72	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.32 [b]	0.90 [b]	0.43	0.44	0.60	0.10
Net realized and unrealized gain (loss)[c]	(5.95)	33.25	(3.94)	37.16	(16.28)	(3.90)

Total from investment operations	(5.63)	34.15	(3.51)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	—	(0.38)	(0.34)	(0.24)	(0.70)	—

Total distributions	—	(0.38)	(0.34)	(0.24)	(0.70)	—

Net asset value, end of period	$118.86	$124.49	$90.72	$94.57	$57.21	$73.59

Total return	(4.52)%[d]	37.67%	(3.71)%	65.79%	(21.36)%	(4.91)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$303,096	$317,439	$95,254	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	0.54%	0.85%	0.67%	1.00%	0.26%	0.32%
Portfolio turnover rate[f]	1%	7%	4%	4%	4%	5%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	111

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector and iShares S&P Global Utilities Sector Index Funds commenced operations on September 12, 2006.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of

112	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain foreign countries may levy taxes on certain corporate events (i.e., stock dividends, spin-offs and tender offers) at various rates based on the market value of the securities involved. Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions of foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes. These foreign taxes paid by the Funds, if any, are disclosed in their Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2006.

NOTES TO THE FINANCIAL STATEMENTS	113

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The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
S&P Global 100	$329,587	$1,022,865	$1,200,075	$670,309	$3,134,228	$6,357,064
S&P Global Energy Sector	—	37,853	113,031	43,806	408,088	602,778
S&P Global Financials Sector	—	148,034	105,686	20,625	374,711	649,056
S&P Global Healthcare Sector	—	147,652	235,701	483,846	2,328,014	3,195,213
S&P Global Technology Sector	—	114,472	244,568	111,285	401,105	871,430
S&P Global Telecommunications Sector	—	386,368	231,569	—	—	617,937
S&P Europe 350	—	34,838	8,843,656	—	—	8,878,494
S&P Latin America 40	—	29,834	187,237	95,728	1,028,989	1,341,788
S&P/TOPIX 150	—	276,198	17,138	175,929	134,303	603,568

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the six months ended September 30, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2006 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$473,371,567	$68,246,033	$(10,842,047)	$57,403,986
S&P Global Consumer Discretionary Sector	25,518,329	746,468	(148,761)	597,707
S&P Global Consumer Staples Sector	25,282,027	305,107	(407,024)	(101,917)
S&P Global Energy Sector	563,423,912	43,568,792	(9,506,888)	34,061,904
S&P Global Financials Sector	184,379,189	29,678,942	(278,711)	29,400,231
S&P Global Healthcare Sector	665,050,342	57,106,710	(7,792,548)	49,314,162
S&P Global Industrials Sector	25,329,519	657,395	(109,027)	548,368
S&P Global Materials Sector	24,336,672	679,946	(140,605)	539,341
S&P Global Technology Sector	165,580,771	12,758,219	(6,435,235)	6,322,984
S&P Global Telecommunications Sector	96,907,610	10,842,046	(4,213,624)	6,628,422
S&P Global Utilities Sector	24,997,506	717,163	(221,117)	496,046
S&P Europe 350	1,605,271,127	458,677,608	(8,362,685)	450,314,923
S&P Latin America 40	1,128,152,896	99,585,079	(22,978,049)	76,607,030
S&P/TOPIX 150	274,544,384	35,653,640	(5,642,191)	30,011,449

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REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Global 100	0.40%
S&P Global Consumer Discretionary Sector	0.48
S&P Global Consumer Staples Sector	0.48
S&P Global Energy Sector	0.48
S&P Global Financials Sector	0.48
S&P Global Healthcare Sector	0.48
S&P Global Industrials Sector	0.48
S&P Global Materials Sector	0.48
S&P Global Technology Sector	0.48
S&P Global Telecommunications Sector	0.48
S&P Global Utilities Sector	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.65% from each of the iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector and iShares S&P Global Telecommunications Sector Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as

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fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$860
S&P Global Energy Sector	1,146
S&P Global Financials Sector	203
S&P Global Healthcare Sector	2,841
S&P Global Industrials Sector	57
S&P Global Technology Sector	399
S&P Global Telecommunications Sector	1,522
S&P Europe 350	21,853
S&P Latin America 40	211,811
S&P/TOPIX 150	11,359

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended September 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
S&P Global 100
Barclays PLC	369	41	—	410	$5,157,361	$81,725	$—
IMMF	501	42,920	43,021	400	399,771	8,635	—
S&P Global Consumer Discretionary Sector
IMMF	—	151	137	14	14,027	32	—
S&P Global Consumer Staples Sector
IMMF	—	166	150	16	16,324	35	—
S&P Global Energy Sector
IMMF	605	45,839	46,311	133	132,543	8,913	—
S&P Global Financials Sector
Barclays PLC	153	76	19	210	2,642,197	38,102	52,333
IMMF	124	17,430	17,426	128	127,527	3,423	—

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iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
S&P Global Healthcare Sector
IMMF	79	69,270	68,572	777	$776,799	$14,074	$—
S&P Global Industrials Sector
IMMF	—	165	150	15	15,000	35	—
S&P Global Materials Sector
IMMF	—	165	150	15	15,151	35	—
S&P Global Technology Sector
IMMF	85	10,607	10,654	38	37,718	2,265	—
S&P Global Telecommunications Sector
IMMF	41	8,829	8,813	57	57,010	1,739	—
S&P Global Utilities Sector
IMMF	—	165	150	15	15,000	35	—
S&P Europe 350
Barclays PLC	1,405	305	—	1,710	21,534,108	322,726	—
IMMF	1,025	62,513	63,013	525	525,209	13,058	—
S&P Latin America 40
IMMF	4,896	201,471	206,208	159	159,348	40,800	—
S&P/TOPIX 150
IMMF	82	5,212	5,278	16	15,934	1,080	—

As of September 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2006, were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$9,330,287	$1,993,472
S&P Global Consumer Discretionary Sector	46,878	—
S&P Global Energy Sector	48,719,037	42,206,203
S&P Global Financials Sector	7,910,032	2,801,948
S&P Global Healthcare Sector	10,093,681	7,591,365
S&P Global Industrials Sector	—	29,957
S&P Global Materials Sector	—	21,109

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iShares Index Fund	Purchases	Sales
S&P Global Technology Sector	$4,341,623	$3,031,322
S&P Global Telecommunications Sector	7,913,598	4,138,803
S&P Europe 350	91,620,129	47,732,080
S&P Latin America 40	78,049,978	56,450,787
S&P/TOPIX 150	5,680,302	4,308,976

In-kind transactions (see Note 4) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$39,892,431	$—
S&P Global Consumer Discretionary Sector	25,457,424	—
S&P Global Consumer Staples Sector	25,265,703	—
S&P Global Energy Sector	26,328,967	119,231,354
S&P Global Financials Sector	69,715,086	10,908,041
S&P Global Healthcare Sector	262,875,329	67,629,834
S&P Global Industrials Sector	25,111,641	—
S&P Global Materials Sector	24,344,073	—
S&P Global Technology Sector	68,541,778	4,763,616
S&P Global Telecommunications Sector	20,965,480	—
S&P Global Utilities Sector	24,982,506	—
S&P Europe 350	309,182,714	—
S&P Latin America 40	286,735,234	628,083,077

4.	CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

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As of September 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of September 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	119

Board Review and Approval of Investment Advisory Contracts (Unaudited)

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I.	ADVISORY CONTRACTS FOR CONTINUING FUNDS

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds (the “Funds”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their

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respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted its recent consideration and approval of the reduction in the investment advisory fee rates for the iShares S&P Global Energy Sector Index, iShares S&P Global Financials Sector Index, iShares S&P Global Healthcare Sector Index, iShares S&P Global Technology Sector Index, and iShares S&P Global Telecommunications Sector Index Funds at its meeting held on March 9, 2006. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the

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Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

II.	ADVISORY CONTRACTS FOR NEW FUNDS

Under Section 15(c) of the 1940 Act, the Trust’s Board of Trustees, including a majority of the Independent Trustees, is required to consider each new Fund’s entering into an Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the proposed Advisory Contracts. At a meeting held on March 9, 2006, the Board approved the selection of BGFA and the Advisory Contracts for the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, and iShares S&P Global Utilities Sector Index Fund (the “New Funds”), based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the New Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts. In reviewing the scope of services to be provided to the New Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the other iShares funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. In that regard, the Board noted that BGFA would provide information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board, similar to the other iShares funds. The Board also reviewed the background and experience of the persons that will be responsible for the day-to-day management of the New Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the New Funds; therefore, no comparative performance information was available. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the New Funds under the Advisory Contracts were appropriate and supported the Board’s selection of BGFA as investment adviser to the New Funds.

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iSHARES® TRUST

NEW FUNDS’ EXPENSES

The Board reviewed statistical information prepared by Lipper regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the New Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the New Funds. The Board noted that the investment advisory fee rates and overall expense components for the New Funds were generally lower than the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contracts.

COSTS OF SERVICES TO BE PROVIDED TO NEW FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the New Funds to BGFA based on the fees payable under the Advisory Contracts or revenue to be received by BGFA or its affiliates in connection with services to be provided to the New Funds since the proposed relationship had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contracts for the New Funds do not provide for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the New Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates generally at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees at present reflects the sharing of potential economies of scale with the New Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered limited information regarding the New Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds registered under the 1940 Act for which BGFA provides investment advisory/management services. The Board noted that BGFA and its affiliates do not provide investment advisory/management services to mutual funds, collective funds, separate accounts or other exchange-traded funds that have substantially similar investment objectives and strategies as the New Funds. Accordingly, the Board noted that comparative investment advisory/management fee information for such mutual funds, collective funds, separate accounts or other exchange-traded funds was not available.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	123

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the New Funds by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA and its affiliates would not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the New Funds. The Board further noted that any portfolio transactions on behalf of the New Funds placed through an affiliate of the New Funds or BGFA will be reported to the Board pursuant to Rule 17e-1 under the 1940 Act.

The Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable. Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the New Funds and their shareholders to approve the Advisory Contracts.

124	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

126	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-011-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	10.04%	10.22%	10.22%	7.85%	7.85%	8.08%	1.60%	1.60%	1.80%
Russell 3000 Growth	5.80%	5.80%	6.05%	4.54%	4.56%	4.83%	(6.81)%	(6.81)%	(6.59)%
Russell 3000 Value	14.25%	14.29%	14.55%	10.89%	10.91%	11.18%	8.17%	8.17%	8.43%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	10.04%	10.22%	10.22%	45.92%	45.90%	47.48%	10.62%	10.63%	12.01%
Russell 3000 Growth	5.80%	5.80%	6.05%	24.84%	24.95%	26.59%	(35.37)%	(35.39)%	(34.43)%
Russell 3000 Value	14.25%	14.29%	14.55%	67.68%	67.84%	69.89%	62.55%	62.57%	65.02%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the Fund returned 2.49%, while the Index returned 2.57%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	22.27%
Consumer Non-Cyclical	20.71
Communications	11.30
Industrial	10.91
Technology	10.60
Consumer Cyclical	9.31
Energy	8.33
Utilities	3.62
Basic Materials	2.78
Diversified	0.05
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.76%
General Electric Co.	2.49
Citigroup Inc.	1.68
Bank of America Corp.	1.66
Microsoft Corp.	1.65
Pfizer Inc.	1.41
Procter & Gamble Co.	1.38
Johnson & Johnson	1.31
JP Morgan Chase & Co.	1.11
Altria Group Inc.	1.09

TOTAL	16.54%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 3000 Index and measures the performance of those companies in the Russell 3000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 1.06%, while the Growth Index declined 0.93%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	26.52%
Technology	18.14
Industrial	14.45
Consumer Cyclical	13.31
Communications	11.90
Financial	8.19
Energy	4.24
Basic Materials	1.94
Utilities	1.20
Diversified	0.03
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Microsoft Corp.	3.28%
General Electric Co.	2.41
Johnson & Johnson	2.30
Cisco Systems Inc.	1.90
Wal-Mart Stores Inc.	1.64
Intel Corp.	1.62
International Business Machines Corp.	1.56
PepsiCo Inc.	1.46
Amgen Inc.	1.14
Google Inc. Class A	1.13

TOTAL	18.44%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 3000 Index and measures the performance of those companies in the Russell 3000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 6.04%, while the Value Index returned 6.18%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	36.54%
Consumer Non-Cyclical	14.83
Energy	12.49
Communications	10.71
Industrial	7.33
Utilities	6.06
Consumer Cyclical	5.21
Basic Materials	3.64
Technology	2.99
Diversified	0.07
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	5.23%
Citigroup Inc.	3.38
Bank of America Corp.	3.34
Pfizer Inc.	2.84
General Electric Co.	2.58
JP Morgan Chase & Co.	2.23
Procter & Gamble Co.	2.20
Chevron Corp.	1.97
American International Group Inc.	1.73
AT&T Inc.	1.73

TOTAL	27.23%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL MICROCAP™ INDEX FUND

Performance as of September 30, 2006

The iShares Russell Microcap™ Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap™ Index (the “Index”). The Index measures the microcap sector of the U.S. equity market and consists of those securities having the highest historical trading volumes of that index. The Index is a capitalization-weighted index and includes companies ranging in total market capitalization from approximately $50 million to $550 million, though these amounts may change from time to time. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006, the Fund declined 8.38%, while the Index declined 8.16%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/06			Inception to 9/30/06			Inception to 9/30/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.61%	5.41%	6.65%	6.52%	6.36%	7.95%	7.44%	7.26%	9.03%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/12/05). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	24.37%
Consumer Non-Cyclical	23.20
Industrial	12.48
Communications	11.54
Consumer Cyclical	10.81
Technology	10.57
Energy	3.50
Basic Materials	2.12
Utilities	1.20
Diversified	0.06
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
IBERIABANK Corp.	0.31%
TierOne Corp.	0.28
Integra Bank Corp.	0.28
City Bank	0.27
EnergySouth Inc.	0.27
Independent Bank Corp. (Massachusetts)	0.26
World Acceptance Corp.	0.26
Stratasys Inc.	0.25
One Liberty Properties Inc.	0.25
Provident New York Bancorp	0.25

TOTAL	2.68%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	9.37%	9.44%	9.57%	14.65%	14.72%	14.81%	10.38%	10.39%	10.53%
Russell Midcap Growth	6.81%	6.86%	7.03%	11.75%	11.79%	12.01%	5.87%	5.86%	6.12%
Russell Midcap Value	12.07%	12.19%	12.28%	16.43%	16.50%	16.63%	13.10%	13.11%	13.28%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	9.37%	9.44%	9.57%	98.12%	98.67%	99.46%	67.26%	67.30%	68.47%
Russell Midcap Growth	6.81%	6.86%	7.03%	74.30%	74.59%	76.32%	34.56%	34.52%	36.25%
Russell Midcap Value	12.07%	12.19%	12.28%	113.97%	114.58%	115.78%	89.83%	89.96%	91.49%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the Fund declined 0.63%, while the Index declined 0.52%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	20.27%
Consumer Non-Cyclical	16.87
Consumer Cyclical	14.32
Industrial	11.26
Technology	10.98
Communications	7.97
Utilities	7.36
Energy	6.50
Basic Materials	4.18
Diversified	0.16
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Electronic Arts Inc.	0.44%
Harley-Davidson Inc.	0.44
Allergan Inc.	0.44
Kroger Co.	0.43
Forest Laboratories Inc.	0.43
Entergy Corp.	0.42
Penney (J.C.) Co. Inc.	0.42
Freescale Semiconductor Inc. Class B	0.40
American Tower Corp. Class A	0.40
Ford Motor Co.	0.39

TOTAL	4.21%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell Midcap Index and measures the performance of those companies in the Russell Midcap Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 3.96%, while the Growth Index declined 3.85%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.99%
Consumer Cyclical	18.69
Technology	15.76
Industrial	13.87
Financial	9.01
Communications	8.61
Energy	8.19
Basic Materials	2.46
Utilities	1.24
Diversified	0.09
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Electronic Arts Inc.	0.82%
Harley-Davidson Inc.	0.82
Allergan Inc.	0.82
Forest Laboratories Inc.	0.80
Penney (J.C.) Co. Inc.	0.78
American Tower Corp. Class A	0.75
Celgene Corp.	0.73
Yum! Brands Inc.	0.69
International Game Technology Inc.	0.69
Network Appliance Inc.	0.67

TOTAL	7.57%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Russell Midcap Index and measures the performance of those companies in the Russell Midcap Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 2.86%, while the Value Index returned 2.95%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	33.17%
Utilities	14.36
Consumer Non-Cyclical	11.16
Consumer Cyclical	9.10
Industrial	8.22
Communications	7.27
Basic Materials	6.23
Technology	5.51
Energy	4.69
Diversified	0.24
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Entergy Corp.	0.91%
KeyCorp	0.84
Equity Residential	0.82
Kroger Co.	0.81
Ford Motor Co.	0.81
Equity Office Properties Trust	0.81
PG&E Corp.	0.80
American Electric Power Co. Inc.	0.80
Xerox Corp.	0.79
ProLogis	0.78

TOTAL	8.17%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
Russell 3000
Actual	$1,000.00	$1,024.90	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	989.40	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 3000 Value
Actual	1,000.00	1,060.40	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell MicrocapTM
Actual	1,000.00	916.20	0.60	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.06	0.60	3.04

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
Russell Midcap
Actual	$1,000.00	$993.70	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	960.40	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,028.60	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$5,738,153	0.25%

		5,738,153	0.25
AEROSPACE & DEFENSE
Boeing Co. (The)	126,030	9,937,465	0.43
United Technologies Corp.	159,333	10,093,746	0.44
Other securities[1]		23,564,921	1.01

		43,596,132	1.88
AGRICULTURE
Altria Group Inc.	329,098	25,192,452	1.09
Other securities[1]		12,544,347	0.54

		37,736,799	1.63
AIRLINES
Other securities[1]		5,230,154	0.23

		5,230,154	0.23
APPAREL
Other securities[1]		10,950,817	0.47

		10,950,817	0.47
AUTO MANUFACTURERS
Other securities[1]		7,985,926	0.34

		7,985,926	0.34
AUTO PARTS & EQUIPMENT
Other securities[1]		5,593,208	0.24

		5,593,208	0.24
BANKS
Bank of America Corp.	719,216	38,528,401	1.66
U.S. Bancorp	280,547	9,319,771	0.40
Wachovia Corp.	253,518	14,146,304	0.61
Wells Fargo & Co.	529,567	19,159,734	0.83
Other securities[1]		76,705,311	3.30

		157,859,521	6.80
BEVERAGES
Coca-Cola Co. (The)	321,173	14,350,010	0.62
PepsiCo Inc.	260,449	16,996,902	0.73
Other securities[1]		10,520,115	0.45

		41,867,027	1.80
BIOTECHNOLOGY
Amgen Inc.[2]	185,861	13,294,637	0.57
Other securities[1]		22,312,561	0.96

		35,607,198	1.53
BUILDING MATERIALS
Other securities[1]		6,471,941	0.28

		6,471,941	0.28
CHEMICALS
Other securities[1]		34,057,054	1.47

		34,057,054	1.47
COAL
Other securities[1]		3,860,176	0.17

		3,860,176	0.17
COMMERCIAL SERVICES
Other securities[1]		30,745,497	1.33

		30,745,497	1.33
COMPUTERS
Apple Computer Inc.[2]	134,057	10,326,411	0.45
Hewlett-Packard Co.	441,685	16,205,423	0.70
International Business Machines Corp.	244,354	20,022,367	0.86
Other securities[1]		37,220,258	1.60

		83,774,459	3.61
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	517,169	32,054,135	1.38
Other securities[1]		8,849,751	0.38

		40,903,886	1.76
DISTRIBUTION & WHOLESALE
Other securities[1]		6,444,599	0.28

		6,444,599	0.28
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	170,558	9,564,893	0.41
Citigroup Inc.	783,475	38,915,203	1.68
Federal National Mortgage Association	152,925	8,550,037	0.37
Goldman Sachs Group Inc. (The)	60,132	10,172,530	0.44
JP Morgan Chase & Co.	547,606	25,715,578	1.11
Merrill Lynch & Co. Inc.	145,214	11,358,639	0.49

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Morgan Stanley	168,821	$12,308,739	0.53%
Other securities[1]		58,687,181	2.52

		175,272,800	7.55
ELECTRIC
Other securities[1]		74,424,951	3.21

		74,424,951	3.21
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		10,656,460	0.46

		10,656,460	0.46
ELECTRONICS
Other securities[1]		18,801,420	0.81

		18,801,420	0.81
ENERGY – ALTERNATE SOURCES
Other securities[1]		1,182,205	0.05

		1,182,205	0.05
ENGINEERING & CONSTRUCTION
Other securities[1]		3,675,507	0.16

		3,675,507	0.16
ENTERTAINMENT
Other securities[1]		5,445,808	0.24

		5,445,808	0.24
ENVIRONMENTAL CONTROL
Other securities[1]		6,596,275	0.28

		6,596,275	0.28
FOOD
Other securities[1]		34,298,393	1.48

		34,298,393	1.48
FOREST PRODUCTS & PAPER
Other securities[1]		9,806,887	0.42

		9,806,887	0.42
GAS
Other securities[1]		8,569,323	0.37

		8,569,323	0.37
HAND & MACHINE TOOLS
Other securities[1]		3,289,181	0.14

		3,289,181	0.14
HEALTH CARE – PRODUCTS
Johnson & Johnson	466,668	30,305,420	1.31
Medtronic Inc.	190,252	8,835,303	0.38
Other securities[1]		36,550,059	1.57

		75,690,782	3.26
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	212,312	10,445,750	0.45
Other securities[1]		31,133,387	1.34

		41,579,137	1.79
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,047,550	0.05

		1,047,550	0.05
HOME BUILDERS
Other securities[1]		8,262,646	0.36

		8,262,646	0.36
HOME FURNISHINGS
Other securities[1]		2,888,138	0.12

		2,888,138	0.12
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,688,201	0.50

		11,688,201	0.50
HOUSEWARES
Other securities[1]		1,593,587	0.07

		1,593,587	0.07
INSURANCE
American International Group Inc.	347,152	23,002,292	0.99
Other securities[1]		78,754,284	3.40

		101,756,576	4.39
INTERNET
Google Inc. Class A2	32,914	13,228,137	0.57
Other securities[1]		30,886,675	1.33

		44,114,812	1.90
INVESTMENT COMPANIES
Other securities[1]		2,394,407	0.10

		2,394,407	0.10
IRON & STEEL
Other securities[1]		7,060,346	0.30

		7,060,346	0.30
LEISURE TIME
Other securities[1]		4,782,566	0.21

		4,782,566	0.21

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$13,234,469	0.57%

		13,234,469	0.57
MACHINERY
Other securities[1]		19,659,087	0.85

		19,659,087	0.85
MANUFACTURING
General Electric Co.	1,638,782	57,849,005	2.49
3M Co.	118,837	8,843,850	0.38
Other securities[1]		29,619,287	1.28

		96,312,142	4.15
MEDIA
Comcast Corp. Class A2	307,047	11,314,682	0.49
Time Warner Inc.	628,200	11,452,086	0.49
Walt Disney Co. (The)	345,945	10,693,160	0.46
Other securities[1]		39,607,344	1.71

		73,067,272	3.15
METAL FABRICATE & HARDWARE
Other securities[1]		3,742,820	0.16

		3,742,820	0.16
MINING
Other securities[1]		13,792,417	0.59

		13,792,417	0.59
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,218,217	0.18

		4,218,217	0.18
OFFICE FURNISHINGS
Other securities[1]		1,083,596	0.05

		1,083,596	0.05
OIL & GAS
Chevron Corp.	349,341	22,658,257	0.98
ConocoPhillips	260,160	15,487,325	0.67
Exxon Mobil Corp.	953,526	63,981,595	2.76
Other securities[1]		57,067,657	2.45

		159,194,834	6.86
OIL & GAS SERVICES
Other securities[1]		20,757,496	0.89

		20,757,496	0.89
PACKAGING & CONTAINERS
Other securities[1]		4,707,906	0.20

		4,707,906	0.20
PHARMACEUTICALS
Abbott Laboratories	240,556	11,681,399	0.50
Lilly (Eli) & Co.	154,977	8,833,689	0.38
Merck & Co. Inc.	343,989	14,413,139	0.62
Pfizer Inc.	1,154,816	32,750,582	1.41
Wyeth	212,146	10,785,503	0.47
Other securities[1]		52,278,242	2.25

		130,742,554	5.63
PIPELINES
Other securities[1]		8,452,074	0.36

		8,452,074	0.36
REAL ESTATE
Other securities[1]		3,743,337	0.16

		3,743,337	0.16
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		57,470,476	2.48

		57,470,476	2.48
RETAIL
Home Depot Inc.	333,805	12,107,107	0.52
Wal-Mart Stores Inc.	387,518	19,112,388	0.82
Other securities[1]		106,755,090	4.61

		137,974,585	5.95
SAVINGS & LOANS
Other securities[1]		18,217,465	0.79

		18,217,465	0.79
SEMICONDUCTORS
Intel Corp.	916,812	18,858,823	0.81
Other securities[1]		47,445,012	2.05

		66,303,835	2.86
SOFTWARE
Microsoft Corp.	1,398,722	38,227,072	1.65
Oracle Corp.[2]	626,421	11,112,709	0.48
Other securities[1]		42,632,999	1.83

		91,972,780	3.96

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[1]		$157,278	0.01%

		157,278	0.01
TELECOMMUNICATIONS
AT&T Inc.	612,768	19,951,726	0.86
BellSouth Corp.	285,094	12,187,769	0.53
Cisco Systems Inc.[2]	962,126	22,128,898	0.95
Motorola Inc.	389,313	9,732,825	0.42
QUALCOMM Inc.	264,196	9,603,525	0.41
Verizon Communications Inc.	459,781	17,071,669	0.74
Other securities[1]		48,316,146	2.08

		138,992,558	5.99
TEXTILES
Other securities[1]		1,700,929	0.07

		1,700,929	0.07
TOYS, GAMES & HOBBIES
Other securities[1]		2,282,669	0.10

		2,282,669	0.10
TRANSPORTATION
Other securities[1]		35,189,907	1.52

		35,189,907	1.52
TRUCKING & LEASING
Other securities[1]		570,039	0.02

		570,039	0.02
WATER
Other securities[1]		816,119	0.04

		816,119	0.04

TOTAL COMMON STOCKS (Cost: $2,165,395,085)		2,317,657,366	99.88
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		786,593	0.03

		786,593	0.03
COMMERCIAL PAPER[3]
Other securities[1]		2,486,989	0.11

		2,486,989	0.11
MEDIUM-TERM NOTES[3]
Other securities[1]		648,197	0.03

		648,197	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	10,838,411	10,838,411	0.47

		10,838,411	0.47
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		3,917,253	0.17

		3,917,253	0.17
TIME DEPOSITS[3]
Other securities[1]		28,272	0.00

		28,272	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		10,505,478	0.45

		10,505,478	0.45

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,211,193)		29,211,193	1.26

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,194,606,278)		2,346,868,559	101.14
Other Assets, Less Liabilities		(26,556,485)	(1.14)

NET ASSETS		$2,320,312,074	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $3,917,253, due 10/2/06 to 6/4/07, with a total maturity value of $3,923,194 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $4,229,559, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,030,559	0.45%

		1,030,559	0.45
AEROSPACE & DEFENSE
Boeing Co. (The)	24,932	1,965,888	0.85
Lockheed Martin Corp.	11,414	982,289	0.43
United Technologies Corp.	28,844	1,827,267	0.79
Other securities[1]		1,112,877	0.48

		5,888,321	2.55
AGRICULTURE
Altria Group Inc.	29,560	2,262,818	0.98
Other securities[1]		1,031,678	0.45

		3,294,496	1.43
AIRLINES
Other securities[1]		632,644	0.27

		632,644	0.27
APPAREL
Other securities[1]		1,433,819	0.62

		1,433,819	0.62
AUTO MANUFACTURERS
Other securities[1]		431,802	0.19

		431,802	0.19
AUTO PARTS & EQUIPMENT
Other securities[1]		377,483	0.16

		377,483	0.16
BANKS
Other securities[1]		3,252,800	1.41

		3,252,800	1.41
BEVERAGES
Coca-Cola Co. (The)	42,064	1,879,420	0.81
PepsiCo Inc.	51,542	3,363,631	1.46
Other securities[1]		1,092,981	0.47

		6,336,032	2.74
BIOTECHNOLOGY
Amgen Inc.[2]	36,774	2,630,444	1.14
Genentech Inc.[2]	14,555	1,203,698	0.52
Other securities[1]		2,636,409	1.14

		6,470,551	2.80
BUILDING MATERIALS
Other securities[1]		945,524	0.41

		945,524	0.41
CHEMICALS
Du Pont (E.I.) de Nemours and Co.	23,009	985,706	0.43
Other securities[1]		1,599,557	0.69

		2,585,263	1.12
COAL
Other securities[1]		760,503	0.33

		760,503	0.33
COMMERCIAL SERVICES
Other securities[1]		4,365,510	1.89

		4,365,510	1.89
COMPUTERS
Apple Computer Inc.[2]	26,529	2,043,529	0.88
Dell Inc.[2]	71,939	1,643,087	0.71
Hewlett-Packard Co.	52,957	1,942,992	0.84
International Business Machines Corp.	43,961	3,602,164	1.56
Other securities[1]		3,683,115	1.60

		12,914,887	5.59
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	21,186	1,313,108	0.57
Other securities[1]		1,521,972	0.66

		2,835,080	1.23
DISTRIBUTION & WHOLESALE
Other securities[1]		719,151	0.31

		719,151	0.31
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	33,743	1,892,307	0.82
Goldman Sachs Group Inc. (The)	8,996	1,521,853	0.66
Other securities[1]		6,773,667	2.93

		10,187,827	4.41
ELECTRIC
Exelon Corp.	17,705	1,071,861	0.46
Other securities[1]		1,662,153	0.72

		2,734,014	1.18

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	12,000	$1,006,320	0.44%
Other securities[1]		720,244	0.31

		1,726,564	0.75
ELECTRONICS
Other securities[1]		2,648,811	1.15

		2,648,811	1.15
ENERGY – ALTERNATE SOURCES
Other securities[1]		200,886	0.09

		200,886	0.09
ENGINEERING & CONSTRUCTION
Other securities[1]		390,298	0.17

		390,298	0.17
ENTERTAINMENT
Other securities[1]		862,141	0.37

		862,141	0.37
ENVIRONMENTAL CONTROL
Other securities[1]		1,033,625	0.45

		1,033,625	0.45
FOOD
Other securities[1]		2,783,940	1.20

		2,783,940	1.20
FOREST PRODUCTS & PAPER
Other securities[1]		43,683	0.02

		43,683	0.02
HAND & MACHINE TOOLS
Other securities[1]		422,262	0.18

		422,262	0.18
HEALTH CARE – PRODUCTS
Johnson & Johnson	81,852	5,315,469	2.30
Medtronic Inc.	37,642	1,748,094	0.76
Other securities[1]		6,829,199	2.95

		13,892,762	6.01
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	42,001	2,066,449	0.89
Other securities[1]		4,306,644	1.87

		6,373,093	2.76
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		57,917	0.03

		57,917	0.03
HOME BUILDERS
Other securities[1]		790,070	0.34

		790,070	0.34
HOME FURNISHINGS
Other securities[1]		263,797	0.11

		263,797	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		1,109,396	0.48

		1,109,396	0.48
HOUSEWARES
Other securities[1]		211,616	0.09

		211,616	0.09
INSURANCE
Other securities[1]		2,153,608	0.93

		2,153,608	0.93
INTERNET
eBay Inc.[2]	36,883	1,046,002	0.45
Google Inc. Class A2	6,511	2,616,771	1.13
Yahoo! Inc.[2]	43,959	1,111,284	0.48
Other securities[1]		2,895,788	1.26

		7,669,845	3.32
INVESTMENT COMPANIES
Other securities[1]		14,403	0.01

		14,403	0.01
IRON & STEEL
Other securities[1]		390,592	0.17

		390,592	0.17
LEISURE TIME
Other securities[1]		685,946	0.30

		685,946	0.30
LODGING
Other securities[1]		2,143,044	0.93

		2,143,044	0.93

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	20,954	$1,378,773	0.60%
Other securities[1]		1,473,526	0.63

		2,852,299	1.23
MANUFACTURING
General Electric Co.	157,670	5,565,751	2.41
3M Co.	23,511	1,749,689	0.76
Other securities[1]		3,681,245	1.59

		10,996,685	4.76
MEDIA
Comcast Corp. Class A2	30,665	1,130,005	0.49
News Corp. Class A	48,663	956,228	0.41
Other securities[1]		4,173,795	1.81

		6,260,028	2.71
METAL FABRICATE & HARDWARE
Other securities[1]		422,326	0.18

		422,326	0.18
MINING
Other securities[1]		1,466,097	0.63

		1,466,097	0.63
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		189,765	0.08

		189,765	0.08
OFFICE FURNISHINGS
Other securities[1]		207,264	0.09

		207,264	0.09
OIL & GAS
Other securities[1]		3,861,542	1.67

		3,861,542	1.67
OIL & GAS SERVICES
Other securities[1]		3,699,215	1.60

		3,699,215	1.60
PACKAGING & CONTAINERS
Other securities[1]		577,650	0.25

		577,650	0.25
PHARMACEUTICALS
Abbott Laboratories	38,119	1,851,059	0.80
Gilead Sciences Inc.[2]	14,184	974,441	0.42
Lilly (Eli) & Co.	23,181	1,321,317	0.57
Schering-Plough Corp.	46,179	1,020,094	0.44
Wyeth	25,652	1,304,148	0.56
Other securities[1]		7,358,009	3.19

		13,829,068	5.98
PIPELINES
Other securities[1]		1,269,076	0.55

		1,269,076	0.55
REAL ESTATE
Other securities[1]		538,854	0.23

		538,854	0.23
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		2,172,303	0.94

		2,172,303	0.94
RETAIL
Home Depot Inc.	61,026	2,213,413	0.96
Lowe’s Companies Inc.	48,391	1,357,851	0.59
Target Corp.	27,092	1,496,833	0.65
Walgreen Co.	31,497	1,398,152	0.61
Wal-Mart Stores Inc.	76,700	3,782,844	1.64
Other securities[1]		11,532,846	4.98

		21,781,939	9.43
SAVINGS & LOANS
Other securities[1]		600,799	0.26

		600,799	0.26
SEMICONDUCTORS
Intel Corp.	181,444	3,732,303	1.62
Texas Instruments Inc.	48,585	1,615,451	0.70
Other securities[1]		6,368,506	2.75

		11,716,260	5.07
SOFTWARE
First Data Corp.	23,984	1,007,328	0.44
Microsoft Corp.	276,868	7,566,802	3.28
Oracle Corp.[2]	123,967	2,199,175	0.95
Other securities[1]		6,316,129	2.73

		17,089,434	7.40
STORAGE & WAREHOUSING
Other securities[1]		29,092	0.01

		29,092	0.01

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	190,466	$4,380,718	1.90%
Corning Inc.[2]	48,588	1,186,033	0.51
Motorola Inc.	60,561	1,514,025	0.66
QUALCOMM Inc.	52,267	1,899,905	0.82
Other securities[1]		3,552,297	1.53

		12,532,978	5.42
TEXTILES
Other securities[1]		192,688	0.08

		192,688	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		30,024	0.01

		30,024	0.01
TRANSPORTATION
FedEx Corp.	9,513	1,033,873	0.45
United Parcel
Service Inc. Class B	20,093	1,445,490	0.63
Other securities[1]		2,946,906	1.27

		5,426,269	2.35
TRUCKING & LEASING
Other securities[1]		57,105	0.02

		57,105	0.02
WATER
Other securities[1]		53,248	0.02

		53,248	0.02

TOTAL COMMON STOCKS (Cost: $221,290,784)		230,916,573	99.92
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		67,824	0.03

		67,824	0.03
COMMERCIAL PAPER[3]
Other securities[1]		214,449	0.09

		214,449	0.09
MEDIUM-TERM NOTES[3]
Other securities[1]		55,891	0.03

		55,891	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	744,067	744,067	0.32

		744,067	0.32
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		337,765	0.15

		337,765	0.15
TIME DEPOSITS[3]
Other securities[1]		2,438	0.00

		2,438	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		905,835	0.39

		905,835	0.39

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,328,269)		2,328,269	1.01

TOTAL INVESTMENTS IN SECURITIES (Cost: $223,619,053)		233,244,842	100.93
Other Assets, Less Liabilities		(2,146,543)	(0.93)

NET ASSETS		$231,098,299	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $337,765, due 10/2/06 to 6/4/07, with a total maturity value of $338,277 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $364,695, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$253,300	0.05%

		253,300	0.05
AEROSPACE & DEFENSE
General Dynamics Corp.	31,054	2,225,640	0.40
Other securities[1]		4,529,433	0.80

		6,755,073	1.20
AGRICULTURE
Altria Group Inc.	87,666	6,710,832	1.19
Archer-Daniels-Midland Co.	50,336	1,906,728	0.34
Other securities[1]		1,671,244	0.30

		10,288,804	1.83
AIRLINES
Other securities[1]		993,174	0.18

		993,174	0.18
APPAREL
Other securities[1]		1,800,456	0.32

		1,800,456	0.32
AUTO MANUFACTURERS
Other securities[1]		2,831,509	0.50

		2,831,509	0.50
AUTO PARTS & EQUIPMENT
Other securities[1]		1,799,553	0.32

		1,799,553	0.32
BANKS
Bank of America Corp.	350,826	18,793,749	3.34
Bank of New York Co. Inc. (The)	55,073	1,941,874	0.35
SunTrust Banks Inc.	27,967	2,161,290	0.38
U.S. Bancorp	136,884	4,547,286	0.81
Wachovia Corp.	123,682	6,901,456	1.23
Wells Fargo & Co.	219,340	7,935,721	1.41
Other securities[1]		26,702,527	4.75

		68,983,903	12.27
BEVERAGES
Coca-Cola Co. (The)	52,992	2,367,683	0.42
Other securities[1]		2,430,833	0.43

		4,798,516	0.85
BIOTECHNOLOGY
Other securities[1]		1,416,423	0.25

		1,416,423	0.25
BUILDING MATERIALS
Other securities[1]		824,629	0.15

		824,629	0.15
CHEMICALS
Dow Chemical Co. (The)	73,984	2,883,896	0.51
Other securities[1]		7,355,753	1.31

		10,239,649	1.82
COAL
Other securities[1]		6,035	0.00

		6,035	0.00
COMMERCIAL SERVICES
Other securities[1]		4,236,038	0.75

		4,236,038	0.75
COMPUTERS
Hewlett-Packard Co.	84,938	3,116,375	0.55
Other securities[1]		5,918,746	1.06

		9,035,121	1.61
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	200,061	12,399,781	2.20
Other securities[1]		555,377	0.10

		12,955,158	2.30
DISTRIBUTION & WHOLESALE
Other securities[1]		1,370,675	0.24

		1,370,675	0.24
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	382,170	18,982,384	3.38
Federal National Mortgage Association	74,619	4,171,948	0.74
JP Morgan Chase & Co.	267,127	12,544,284	2.23
Lehman Brothers Holdings Inc.	35,881	2,650,171	0.47
Merrill Lynch & Co. Inc.	58,030	4,539,107	0.81

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Morgan Stanley	73,390	$5,350,865	0.95%
Other securities[1]		12,153,559	2.16

		60,392,318	10.74
ELECTRIC
Dominion Resources Inc.	26,726	2,044,272	0.36
Duke Energy Corp.	95,093	2,871,809	0.51
Southern Co. (The)	57,067	1,966,529	0.35
Other securities[1]		22,727,045	4.05

		29,609,655	5.27
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		946,431	0.17

		946,431	0.17
ELECTRONICS
Other securities[1]		2,637,370	0.47

		2,637,370	0.47
ENERGY – ALTERNATE SOURCES
Other securities[1]		86,394	0.02

		86,394	0.02
ENGINEERING & CONSTRUCTION
Other securities[1]		826,467	0.15

		826,467	0.15
ENTERTAINMENT
Other securities[1]		531,836	0.09

		531,836	0.09
ENVIRONMENTAL CONTROL
Other securities[1]		675,406	0.12

		675,406	0.12
FOOD
Other securities[1]		9,860,328	1.75

		9,860,328	1.75
FOREST PRODUCTS & PAPER
Other securities[1]		4,678,564	0.83

		4,678,564	0.83
GAS
Other securities[1]		4,179,033	0.74

		4,179,033	0.74
HAND & MACHINE TOOLS
Other securities[1]		560,332	0.10

		560,332	0.10
HEALTH CARE – PRODUCTS
Other securities[1]		2,670,722	0.48

		2,670,722	0.48
HEALTH CARE – SERVICES
WellPoint Inc.[2]	26,474	2,039,822	0.36
Other securities[1]		2,525,735	0.45

		4,565,557	0.81
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		371,106	0.07

		371,106	0.07
HOME BUILDERS
Other securities[1]		2,073,104	0.37

		2,073,104	0.37
HOME FURNISHINGS
Other securities[1]		757,723	0.14

		757,723	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		2,970,851	0.53

		2,970,851	0.53
HOUSEWARES
Other securities[1]		253,262	0.05

		253,262	0.05
INSURANCE
Allstate Corp. (The)	48,877	3,066,054	0.55
American International Group Inc.	147,167	9,751,285	1.73
Hartford Financial Services Group Inc. (The)	23,314	2,022,489	0.36
MetLife Inc.	35,597	2,017,638	0.36
Prudential Financial Inc.	32,441	2,473,626	0.44
St. Paul Travelers Companies Inc.	53,569	2,511,850	0.45
Other securities[1]		22,490,330	3.99

		44,333,272	7.88
INTERNET
Other securities[1]		2,670,309	0.48

		2,670,309	0.48

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[1]		$1,134,784	0.20%

		1,134,784	0.20
IRON & STEEL
Other securities[1]		2,488,979	0.44

		2,488,979	0.44
LEISURE TIME
Other securities[1]		638,286	0.11

		638,286	0.11
LODGING
Other securities[1]		1,169,588	0.21

		1,169,588	0.21
MACHINERY
Other securities[1]		2,568,403	0.46

		2,568,403	0.46
MANUFACTURING
General Electric Co.	410,903	14,504,876	2.58
Other securities[1]		5,368,365	0.95

		19,873,241	3.53
MEDIA
Comcast Corp. Class A2	74,188	2,733,828	0.49
Time Warner Inc.	285,354	5,202,003	0.93
Walt Disney Co. (The)	108,220	3,345,080	0.60
Other securities[1]		8,938,659	1.58

		20,219,570	3.60
METAL FABRICATE & HARDWARE
Other securities[1]		783,204	0.14

		783,204	0.14
MINING
Other securities[1]		3,117,671	0.55

		3,117,671	0.55
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		1,584,752	0.28

		1,584,752	0.28
OFFICE FURNISHINGS
Other securities[1]		22,597	0.00

		22,597	0.00
OIL & GAS
Chevron Corp.	170,416	11,053,182	1.97
ConocoPhillips	126,920	7,555,548	1.34
Devon Energy Corp.	33,842	2,137,122	0.38
Exxon Mobil Corp.	438,596	29,429,792	5.23
Marathon Oil Corp.	27,886	2,144,433	0.38
Occidental Petroleum Corp.	65,891	3,170,016	0.56
Valero Energy Corp.	47,356	2,437,413	0.43
Other securities[1]		10,241,228	1.83

		68,168,734	12.12
OIL & GAS SERVICES
Other securities[1]		966,662	0.17

		966,662	0.17
PACKAGING & CONTAINERS
Other securities[1]		865,971	0.15

		865,971	0.15
PHARMACEUTICALS
Bristol-Myers Squibb Co.	82,013	2,043,764	0.36
Merck & Co. Inc.	116,650	4,887,635	0.87
Pfizer Inc.	563,315	15,975,613	2.84
Wyeth	40,260	2,046,818	0.36
Other securities[1]		4,721,987	0.85

		29,675,817	5.28
PIPELINES
Other securities[1]		992,211	0.18

		992,211	0.18
REAL ESTATE
Other securities[1]		495,407	0.09

		495,407	0.09
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		22,695,567	4.04

		22,695,567	4.04
RETAIL
McDonald’s Corp.	95,843	3,749,378	0.67
Other securities[1]		9,939,112	1.76

		13,688,490	2.43
SAVINGS & LOANS
Washington Mutual Inc.	73,904	3,212,607	0.57
Other securities[1]		4,196,294	0.75

		7,408,901	1.32

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[1]		$3,459,366	0.62%

		3,459,366	0.62
SOFTWARE
Other securities[1]		2,750,058	0.49

		2,750,058	0.49
STORAGE & WAREHOUSING
Other securities[1]		5,483	0.00

		5,483	0.00
TELECOMMUNICATIONS
AT&T Inc.	298,924	9,732,965	1.73
BellSouth Corp.	139,091	5,946,140	1.06
Sprint Nextel Corp.	169,913	2,914,008	0.52
Verizon Communications Inc.	224,300	8,328,259	1.48
Other securities[1]		10,014,003	1.78

		36,935,375	6.57
TEXTILES
Other securities[1]		349,745	0.06

		349,745	0.06
TOYS, GAMES & HOBBIES
Other securities[1]		1,040,749	0.19

		1,040,749	0.19
TRANSPORTATION
Other securities[1]		3,786,352	0.67

		3,786,352	0.67
TRUCKING & LEASING
Other securities[1]		137,717	0.02

		137,717	0.02
WATER
Other securities[1]		267,344	0.05

		267,344	0.05

TOTAL COMMON STOCKS (Cost: $519,826,770)		561,529,080	99.87
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		101,691	0.02

		101,691	0.02
COMMERCIAL PAPER[3]
Other securities [1]		321,498	0.06

		321,498	0.06
MEDIUM-TERM NOTES[3]
Other securities [1]		83,793	0.01

		83,793	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	2,985,328	2,985,328	0.53

		2,985,328	0.53
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		506,393	0.09

		506,393	0.09
TIME DEPOSITS[3]
Other securities [1]		3,655	0.00

		3,655	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities [1]		1,358,067	0.24

		1,358,067	0.24

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,360,425)		5,360,425	0.95

TOTAL INVESTMENTS IN SECURITIES (Cost: $525,187,195)		566,889,505	100.82
SHORT POSITIONS[7]
COMMON STOCKS
Tim Hortons Inc.	(7,269)	(191,175)	(0.03)

		(191,175)	(0.03)

TOTAL SHORT POSITIONS (Proceeds: $190,589)		(191,175)	(0.03)
Other Assets, Less Liabilities		(4,405,947)	(0.79)

NET ASSETS		$562,292,383	100.00%

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $506,393, due 10/2/06 to 6/4/07, with a total maturity value of $507,160 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $546,765, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$552,094	0.25%

		552,094	0.25
AEROSPACE & DEFENSE
United Industrial Corp.	9,732	520,662	0.24
Other securities[1]		1,439,486	0.65

		1,960,148	0.89
AGRICULTURE
Other securities[1]		357,772	0.16

		357,772	0.16
AIRLINES
Other securities[1]		728,550	0.33

		728,550	0.33
APPAREL
Cherokee Inc.	11,228	411,057	0.19
Perry Ellis International Inc.[2]	13,007	401,656	0.18
Other securities[1]		1,524,740	0.70

		2,337,453	1.07
AUTO MANUFACTURERS
Other securities[1]		322,120	0.15

		322,120	0.15
AUTO PARTS & EQUIPMENT
Other securities[1]		1,495,619	0.68

		1,495,619	0.68
BANKS
Bank of the Ozarks Inc.	12,038	407,727	0.19
City Bank	12,530	589,286	0.27
Coastal Financial Corp.	37,275	469,666	0.21
Columbia Banking System Inc.	16,468	527,141	0.24
First Indiana Corp.	15,325	398,603	0.18
IBERIABANK Corp.	11,134	679,174	0.31
Independent Bank Corp. (Massachusetts)	17,402	565,913	0.26
Integra Bank Corp.	24,045	607,858	0.28
Mercantile Bank Corp.	10,909	431,451	0.20
Midwest Banc Holdings Inc.	18,150	443,223	0.20
Old Second Bancorp Inc.	15,999	479,330	0.22
Preferred Bank	8,140	488,156	0.22
Southwest Bancorp Inc.	16,337	421,821	0.19
Yardville National Bancorp	13,773	491,145	0.22
Other securities[1]		20,479,372	9.35

		27,479,866	12.54
BEVERAGES
Coca-Cola Bottling Co. Consolidated	8,124	503,526	0.23
Other securities[1]		902,207	0.41

		1,405,733	0.64
BIOTECHNOLOGY
Other securities[1]		7,597,928	3.47

		7,597,928	3.47
BUILDING MATERIALS
Other securities[1]		1,523,439	0.70

		1,523,439	0.70
CHEMICALS
Other securities[1]		1,866,439	0.85

		1,866,439	0.85
COAL
Other securities[1]		100,658	0.05

		100,658	0.05
COMMERCIAL SERVICES
Healthcare Services Group Inc.[3]	19,181	482,594	0.22
Other securities[1]		9,992,422	4.56

		10,475,016	4.78
COMPUTER SYSTEMS
Other securities[1]		4,050	0.00

		4,050	0.00
COMPUTERS
Stratasys Inc.[2]	20,792	549,117	0.25
Other securities[1]		7,838,348	3.58

		8,387,465	3.83

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COSMETICS & PERSONAL CARE
Other securities[1]		$183,912	0.08%

		183,912	0.08
DISTRIBUTION & WHOLESALE
Other securities[1]		987,226	0.45

		987,226	0.45
DIVERSIFIED FINANCIAL SERVICES
World Acceptance Corp.[2]	12,724	559,602	0.26
Other securities[1]		1,847,878	0.84

		2,407,480	1.10
ELECTRIC
Other securities[1]		429,017	0.20

		429,017	0.20
ELECTRICAL COMPONENTS & EQUIPMENT
Superior Essex Inc.[2]	14,503	496,728	0.23
Other securities[1]		2,797,337	1.27

		3,294,065	1.50
ELECTRONICS
Cubic Corp.	21,239	415,860	0.19
L-1 Identity Solutions Inc.[2]	36,072	470,740	0.21
Other securities[1]		6,725,671	3.07

		7,612,271	3.47
ENERGY – ALTERNATE SOURCES
Other securities[1]		720,577	0.33

		720,577	0.33
ENGINEERING & CONSTRUCTION
Other securities[1]		402,608	0.18

		402,608	0.18
ENTERTAINMENT
Other securities[1]		1,448,324	0.66

		1,448,324	0.66
ENVIRONMENTAL CONTROL
Other securities[1]		1,255,857	0.57

		1,255,857	0.57
FOOD
Other securities[1]		3,079,162	1.41

		3,079,162	1.41
FOREST PRODUCTS & PAPER
Other securities[1]		1,525,463	0.70

		1,525,463	0.70
GAS
EnergySouth Inc.	17,236	581,715	0.27
Other securities[1]		466,872	0.21

		1,048,587	0.48
HEALTH CARE – PRODUCTS
Align Technology Inc.[2]	39,486	449,351	0.21
ICU Medical Inc.[2]	9,170	417,052	0.19
Other securities[1]		10,088,816	4.60

		10,955,219	5.00
HEALTH CARE – SERVICES
Other securities[1]		4,932,219	2.25

		4,932,219	2.25
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		122,403	0.06

		122,403	0.06
HOME BUILDERS
Other securities[1]		957,839	0.44

		957,839	0.44
HOME FURNISHINGS
Other securities[1]		1,685,765	0.77

		1,685,765	0.77
HOUSEHOLD PRODUCTS & WARES
Ennis Inc.	21,425	463,851	0.21
WD-40 Co.	13,286	473,912	0.21
Other securities[1]		536,326	0.25

		1,474,089	0.67
HOUSEWARES
Other securities[1]		412,667	0.19

		412,667	0.19
INSURANCE
Other securities[1]		2,698,285	1.23

		2,698,285	1.23
INTERNET
Other securities[1]		11,272,664	5.14

		11,272,664	5.14

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[1]		$1,478,834	0.67%

		1,478,834	0.67
IRON & STEEL
Other securities[1]		578,152	0.26

		578,152	0.26
LEISURE TIME
Ambassadors Group Inc.	15,158	428,668	0.20
Arctic Cat Inc.	27,199	451,503	0.21
Other securities[1]		751,118	0.33

		1,631,289	0.74
LODGING
Other securities[1]		1,319,392	0.60

		1,319,392	0.60
MACHINERY
Tennant Co.	17,772	432,570	0.20
Other securities[1]		2,714,875	1.24

		3,147,445	1.44
MANUFACTURING
Other securities[1]		2,734,321	1.25

		2,734,321	1.25
MEDIA
Other securities[1]		3,105,674	1.42

		3,105,674	1.42
METAL FABRICATE & HARDWARE
Ladish Co. Inc.[2]	14,220	410,674	0.19
Other securities[1]		1,212,931	0.55

		1,623,605	0.74
MINING
Other securities[1]		651,265	0.30

		651,265	0.30
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,564	0.00

		5,564	0.00
OIL & GAS
Petroleum Development Corp.[2]	10,666	425,467	0.19
Other securities[1]		4,317,846	1.97

		4,743,313	2.16
OIL & GAS SERVICES
Other securities[1]		2,091,226	0.95

		2,091,226	0.95
PACKAGING & CONTAINERS
Other securities[1]		489,801	0.22

		489,801	0.22
PHARMACEUTICALS
Other securities[1]		10,520,267	4.80

		10,520,267	4.80
REAL ESTATE
Other securities[1]		1,218,392	0.56

		1,218,392	0.56
REAL ESTATE INVESTMENT TRUSTS
Agree Realty Corp.	12,882	423,174	0.19
Capital Trust Inc. Class A	11,593	472,183	0.22
Cedar Shopping Centers Inc.	25,169	406,983	0.19
CentraCore Properties Trust	13,472	427,736	0.20
First Potomac Realty Trust	13,755	415,676	0.19
Gladstone Commercial Corp.	26,557	533,796	0.24
One Liberty Properties Inc.	24,422	547,053	0.25
Universal Health Realty Income Trust	12,633	452,893	0.21
Other securities[1]		7,979,809	3.63

		11,659,303	5.32
RETAIL
Movado Group Inc.	15,813	401,966	0.18
Other securities[1]		9,108,280	4.16

		9,510,246	4.34
SAVINGS & LOANS
Franklin Bank Corp. (Texas)[2]	22,549	448,274	0.20
KNBT Bancorp Inc.	33,122	532,602	0.24
Provident New York Bancorp	39,486	540,168	0.25
TierOne Corp.	18,057	612,674	0.28

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

September 30, 2006

Security	Shares or Principal	Value	% of Net Assets
WSFS Financial Corp.	7,325	$455,542	0.21%
Other securities[1]		3,869,743	1.77

		6,459,003	2.95
SEMICONDUCTORS
Other securities[1]		6,370,338	2.91

		6,370,338	2.91
SOFTWARE
Other securities[1]		8,379,278	3.82

		8,379,278	3.82
TELECOMMUNICATIONS
SAVVIS Inc.[2]	14,901	424,679	0.19
Other securities[1]		9,908,785	4.53

		10,333,464	4.72
TEXTILES
Other securities[1]		270,395	0.12

		270,395	0.12
TOYS, GAMES & HOBBIES
Other securities[1]		574,855	0.26

		574,855	0.26
TRANSPORTATION
Other securities[1]		3,130,348	1.43

		3,130,348	1.43
TRUCKING & LEASING
Other securities[1]		185,520	0.08

		185,520	0.08
WATER
Other securities[1]		1,140,985	0.52

		1,140,985	0.52

TOTAL COMMON STOCKS (Cost: $227,495,206)		218,852,324	99.85
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		510,866	0.23

		510,866	0.23
COMMERCIAL PAPER[4]
Other securities[1]		1,615,211	0.74

		1,615,211	0.74
MEDIUM-TERM NOTES[4]
Other securities[1]		420,980	0.19

		420,980	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	884,306	884,306	0.41

		884,306	0.41
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$2,544,111	2,544,111	1.16

		2,544,111	1.16
TIME DEPOSITS[4]
Other securities[1]		18,362	0.01

		18,362	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		6,822,930	3.11

		6,822,930	3.11

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,816,766)		12,816,766	5.85

TOTAL INVESTMENTS IN SECURITIES (Cost: $240,311,972)		231,669,090	105.70
Other Assets, Less Liabilities		(12,498,925)	(5.70)

NET ASSETS		$219,170,165	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $2,544,111, due 10/2/06 to 6/4/07, with a total maturity value of $2,547,969 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $2,746,945, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$10,198,212	0.44%

		10,198,212	0.44
AEROSPACE & DEFENSE
Other securities[1]		18,186,101	0.79

		18,186,101	0.79
AGRICULTURE
Other securities[1]		8,425,567	0.36

		8,425,567	0.36
AIRLINES
Southwest Airlines Co.	482,059	8,031,103	0.35
Other securities[1]		7,983,692	0.34

		16,014,795	0.69
APPAREL
Coach Inc.[2]	231,231	7,954,346	0.34
Other securities[1]		12,212,926	0.53

		20,167,272	0.87
AUTO MANUFACTURERS
Ford Motor Co.	1,126,725	9,115,205	0.39
PACCAR Inc.	150,202	8,564,518	0.37
Other securities[1]		2,239,152	0.10

		19,918,875	0.86
AUTO PARTS & EQUIPMENT
Other securities[1]		7,191,727	0.31

		7,191,727	0.31
BANKS
KeyCorp	242,751	9,088,597	0.39
North Fork Bancorp Inc.	278,078	7,964,154	0.34
Northern Trust Corp.	130,972	7,652,694	0.33
Other securities[1]		89,569,463	3.88

		114,274,908	4.94
BEVERAGES
Other securities[1]		17,067,599	0.74

		17,067,599	0.74
BIOTECHNOLOGY
Celgene Corp.[2]	208,655	9,034,761	0.39
Other securities[1]		15,734,888	0.68

		24,769,649	1.07
BUILDING MATERIALS
Other securities[1]		18,479,144	0.80

		18,479,144	0.80
CHEMICALS
Air Products & Chemicals Inc.	134,641	8,936,123	0.39
Other securities[1]		48,919,512	2.11

		57,855,635	2.50
COAL
Other securities[1]		7,226,906	0.31

		7,226,906	0.31
COMMERCIAL SERVICES
Other securities[1]		54,084,259	2.34

		54,084,259	2.34
COMPUTERS
Electronic Data Systems Corp.	311,429	7,636,239	0.33
Network Appliance Inc.[2]	224,743	8,317,738	0.36
Other securities[1]		45,921,220	1.99

		61,875,197	2.68
COSMETICS & PERSONAL CARE
Avon Products Inc.	270,452	8,292,058	0.36
Other securities[1]		5,395,394	0.23

		13,687,452	0.59
DISTRIBUTION & WHOLESALE
Other securities[1]		18,403,597	0.80

		18,403,597	0.80
DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	76,604	7,726,279	0.33
Rowe (T.) Price Group Inc.	159,530	7,633,511	0.33
Other securities[1]		60,527,531	2.62

		75,887,321	3.28
ELECTRIC
AES Corp. (The)[2]	395,424	8,062,695	0.35
American Electric Power Co. Inc.	236,596	8,604,997	0.37
Edison International	195,694	8,148,698	0.35
Entergy Corp.	124,878	9,769,206	0.42
PG&E Corp.	208,505	8,684,233	0.38

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
PPL Corp.	228,557	$7,519,525	0.33%
Other securities[1]		92,788,940	4.01

		143,578,294	6.21
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		11,770,019	0.51

		11,770,019	0.51
ELECTRONICS
Other securities[1]		43,537,235	1.88

		43,537,235	1.88
ENERGY – ALTERNATE SOURCES
Other securities[1]		1,472,458	0.06

		1,472,458	0.06
ENGINEERING & CONSTRUCTION
Other securities[1]		9,050,854	0.39

		9,050,854	0.39
ENTERTAINMENT
International Game Technology Inc.	203,670	8,452,305	0.37
Other securities[1]		6,691,950	0.29

		15,144,255	0.66
ENVIRONMENTAL CONTROL
Other securities[1]		7,606,185	0.33

		7,606,185	0.33
FOOD
ConAgra Foods Inc.	311,971	7,637,050	0.33
Heinz (H.J.) Co.	201,216	8,436,987	0.37
Kroger Co.	434,074	10,044,472	0.43
Safeway Inc.	270,341	8,204,849	0.35
Other securities[1]		49,527,120	2.15

		83,850,478	3.63
FOREST PRODUCTS & PAPER
Other securities[1]		14,142,540	0.61

		14,142,540	0.61
GAS
Sempra Energy	155,620	7,819,905	0.34
Other securities[1]		17,197,996	0.74

		25,017,901	1.08
HAND & MACHINE TOOLS
Other securities[1]		10,356,229	0.45

		10,356,229	0.45
HEALTH CARE – PRODUCTS
St. Jude Medical Inc.[2]	216,818	7,651,507	0.33
Other securities[1]		46,389,455	2.01

		54,040,962	2.34
HEALTH CARE – SERVICES
Other securities[1]		52,021,503	2.25

		52,021,503	2.25
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		3,686,372	0.16

		3,686,372	0.16
HOME BUILDERS
Other securities[1]		27,859,136	1.21

		27,859,136	1.21
HOME FURNISHINGS
Other securities[1]		7,049,283	0.31

		7,049,283	0.31
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		19,464,327	0.84

		19,464,327	0.84
HOUSEWARES
Other securities[1]		5,793,752	0.25

		5,793,752	0.25
INSURANCE
CIGNA Corp.	66,565	7,742,841	0.34
Other securities[1]		88,107,668	3.81

		95,850,509	4.15
INTERNET
Liberty Media Holding Corp. – Liberty Interactive Group Series A2	421,812	8,596,529	0.37
Other securities[1]		27,965,128	1.21

		36,561,657	1.58
INVESTMENT COMPANIES
Other securities[1]		5,717,834	0.25

		5,717,834	0.25
IRON & STEEL
Other securities[1]		12,402,656	0.54

		12,402,656	0.54

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
LEISURE TIME
Harley-Davidson Inc.	161,340	$10,124,083	0.44%
Other securities[1]		3,632,430	0.16

		13,756,513	0.60
LODGING
Starwood Hotels & Resorts Worldwide Inc.	130,486	7,462,494	0.32
Other securities[1]		22,171,344	0.96

		29,633,838	1.28
MACHINERY
Other securities[1]		26,646,298	1.15

		26,646,298	1.15
MANUFACTURING
Other securities[1]		55,970,317	2.42

		55,970,317	2.42
MEDIA
Gannett Co. Inc.	142,844	8,117,825	0.35
Other securities[1]		45,867,448	1.98

		53,985,273	2.33
METAL FABRICATE & HARDWARE
Other securities[1]		8,100,448	0.35

		8,100,448	0.35
MINING
Other securities[1]		12,275,161	0.53

		12,275,161	0.53
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	551,543	8,582,009	0.37
Other securities[1]		5,917,228	0.26

		14,499,237	0.63
OFFICE FURNISHINGS
Other securities[1]		2,018,896	0.09

		2,018,896	0.09
OIL & GAS
Other securities[1]		76,097,185	3.29

		76,097,185	3.29
OIL & GAS SERVICES
Other securities[1]		33,457,708	1.45

		33,457,708	1.45
PACKAGING & CONTAINERS
Other securities[1]		16,504,460	0.71

		16,504,460	0.71
PHARMACEUTICALS
Allergan Inc.	89,766	10,108,549	0.44
Forest Laboratories Inc.[2]	195,716	9,905,187	0.43
Other securities[1]		42,723,462	1.84

		62,737,198	2.71
PIPELINES
Williams Companies Inc.	357,471	8,532,833	0.37
Other securities[1]		23,681,398	1.02

		32,214,231	1.39
REAL ESTATE
Other securities[1]		9,468,078	0.41

		9,468,078	0.41
REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	219,892	8,742,906	0.38
Equity Residential	174,921	8,847,504	0.38
ProLogis	147,146	8,396,151	0.36
Vornado Realty Trust	73,393	7,999,837	0.35
Other securities[1]		116,344,585	5.03

		150,330,983	6.50
RETAIL
Penney (J.C.) Co. Inc.	140,894	9,635,741	0.42
TJX Companies Inc.	275,092	7,710,829	0.33
Yum! Brands Inc.	163,340	8,501,847	0.37
Other securities[1]		109,192,981	4.72

		135,041,398	5.84
SAVINGS & LOANS
Other securities[1]		17,087,934	0.74

		17,087,934	0.74
SEMICONDUCTORS
Freescale Semiconductor Inc. Class B2	243,689	9,262,619	0.40
Micron Technology Inc.[2]	435,567	7,578,866	0.33

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2006

Security	Shares or Principal	Value	% of Net Assets
Other securities[1]		$77,282,520	3.34%

		94,124,005	4.07
SOFTWARE
Electronic Arts Inc.[2]	182,441	10,158,315	0.44
Other securities[1]		73,118,163	3.16

		83,276,478	3.60
TELECOMMUNICATIONS
American Tower Corp. Class A2	251,991	9,197,672	0.40
Qwest Communications International Inc.[2]	949,262	8,277,565	0.36
Other securities[1]		66,160,375	2.86

		83,635,612	3.62
TEXTILES
Other securities[1]		5,827,153	0.25

		5,827,153	0.25
TOYS, GAMES & HOBBIES
Other securities[1]		6,972,015	0.30

		6,972,015	0.30
TRANSPORTATION
CSX Corp.	266,190	8,739,018	0.38
Other securities[1]		24,341,193	1.05

		33,080,211	1.43
TRUCKING & LEASING
Other securities[1]		1,116,618	0.05

		1,116,618	0.05
WATER
Other securities[1]		1,704,497	0.07

		1,704,497	0.07

TOTAL COMMON STOCKS (Cost: $2,105,357,786)		2,309,250,400	99.87
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		1,749,109	0.08

		1,749,109	0.08
COMMERCIAL PAPER[3]
Other securities[1]		5,530,178	0.24

		5,530,178	0.24
MEDIUM-TERM NOTES[3]
Other securities[1]		1,441,354	0.06

		1,441,354	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% [4,5]	8,533,192	8,533,192	0.37

		8,533,192	0.37
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]	$8,710,565	8,710,565	0.38

		8,710,565	0.38
TIME DEPOSITS[3]
Other securities[1]		62,866	0.00

		62,866	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		23,360,410	1.01

		23,360,410	1.01

TOTAL SHORT-TERM INVESTMENTS (Cost: $49,387,674)		49,387,674	2.14

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,154,745,460)		2,358,638,074	102.01
Other Assets, Less Liabilities		(46,426,222)	(2.01)

NET ASSETS		$2,312,211,852	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $8,710,565, due 10/2/06 to 6/4/07, with a total maturity value of $8,723,781 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $9,405,021, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$9,177,451	0.66%

		9,177,451	0.66
AEROSPACE & DEFENSE
Rockwell Collins Inc.	116,253	6,375,315	0.46
Other securities[1]		4,679,259	0.33

		11,054,574	0.79
AGRICULTURE
Other securities[1]		3,348,194	0.24

		3,348,194	0.24
AIRLINES
Other securities[1]		11,316,160	0.81

		11,316,160	0.81
APPAREL
Coach Inc.[2]	261,429	8,993,158	0.64
Other securities[1]		3,444,016	0.25

		12,437,174	0.89
AUTO MANUFACTURERS
Other securities[1]		8,229,693	0.59

		8,229,693	0.59
AUTO PARTS & EQUIPMENT
Other securities[1]		1,910,030	0.14

		1,910,030	0.14
BANKS
Northern Trust Corp.	140,067	8,184,115	0.59
Other securities[1]		13,297,417	0.95

		21,481,532	1.54
BEVERAGES
Other securities[1]		6,966,011	0.50

		6,966,011	0.50
BIOTECHNOLOGY
Celgene Corp.[2]	235,964	10,217,241	0.73
Other securities[1]		13,892,531	1.00

		24,109,772	1.73
BUILDING MATERIALS
Other securities[1]		15,642,989	1.12

		15,642,989	1.12
CHEMICALS
Other securities[1]		17,507,755	1.25

		17,507,755	1.25
COAL
Other securities[1]		8,927,967	0.64

		8,927,967	0.64
COMMERCIAL SERVICES
Other securities[1]		46,694,080	3.35

		46,694,080	3.35
COMPUTERS
Cognizant Technology Solutions Corp.[2]	95,391	7,064,657	0.51
Network Appliance Inc.[2]	254,097	9,404,130	0.67
SanDisk Corp.[2]	132,714	7,105,508	0.51
Other securities[1]		24,938,216	1.79

		48,512,511	3.48
COSMETICS & PERSONAL CARE
Avon Products Inc.	305,791	9,375,552	0.67
Other securities[1]		3,975,028	0.29

		13,350,580	0.96
DISTRIBUTION & WHOLESALE
Other securities[1]		11,537,841	0.83

		11,537,841	0.83
DIVERSIFIED FINANCIAL SERVICES
E*TRADE Financial Corp.[2]	267,730	6,404,102	0.46
Rowe (T.) Price Group Inc.	180,326	8,628,599	0.62
Other securities[1]		36,971,899	2.65

		52,004,600	3.73
ELECTRIC
AES Corp. (The)[2]	447,045	9,115,248	0.65
Other securities[1]		7,006,530	0.51

		16,121,778	1.16
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		9,532,154	0.68

		9,532,154	0.68
ELECTRONICS
Other securities[1]		34,752,968	2.49

		34,752,968	2.49

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[1]		$1,665,582	0.12%

		1,665,582	0.12
ENGINEERING & CONSTRUCTION
Other securities[1]		7,630,506	0.55

		7,630,506	0.55
ENTERTAINMENT
International Game Technology Inc.	230,280	9,556,620	0.69
Other securities[1]		5,374,559	0.38

		14,931,179	1.07
ENVIRONMENTAL CONTROL
Other securities[1]		6,618,941	0.47

		6,618,941	0.47
FOOD
Wrigley (William Jr.) Co.	159,568	7,349,702	0.53
Other securities[1]		28,587,545	2.05

		35,937,247	2.58
FOREST PRODUCTS & PAPER
Other securities[1]		178,681	0.01

		178,681	0.01
HAND & MACHINE TOOLS
Other securities[1]		7,487,073	0.54

		7,487,073	0.54
HEALTH CARE – PRODUCTS
St. Jude Medical Inc.[2]	245,090	8,649,226	0.62
Other securities[1]		49,433,667	3.54

		58,082,893	4.16
HEALTH CARE – SERVICES
Humana Inc.[2]	111,488	7,368,242	0.53
Quest Diagnostics Inc.	107,584	6,579,837	0.47
Other securities[1]		35,630,321	2.55

		49,578,400	3.55
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,259,871	0.09

		1,259,871	0.09
HOME BUILDERS
Other securities[1]		14,986,104	1.07

		14,986,104	1.07
HOME FURNISHINGS
Other securities[1]		3,791,096	0.27

		3,791,096	0.27
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		9,730,743	0.70

		9,730,743	0.70
HOUSEWARES
Other securities[1]		4,492,864	0.32

		4,492,864	0.32
INSURANCE
Other securities[1]		9,539,192	0.68

		9,539,192	0.68
INTERNET
Amazon.com Inc.[2,3]	212,087	6,812,234	0.49
Liberty Media Holding Corp. – Liberty Interactive Group Series A2	365,648	7,451,906	0.53
Other securities[1]		19,872,588	1.43

		34,136,728	2.45
IRON & STEEL
Other securities[1]		5,970,344	0.43

		5,970,344	0.43
LEISURE TIME
Harley-Davidson Inc.	182,488	11,451,122	0.82
Other securities[1]		376,307	0.03

		11,827,429	0.85
LODGING
Harrah’s Entertainment Inc.	92,647	6,154,540	0.44
Hilton Hotels Corp.	261,435	7,280,965	0.52
Starwood Hotels & Resorts Worldwide Inc.	122,998	7,034,256	0.50
Other securities[1]		9,450,743	0.68

		29,920,504	2.14
MACHINERY
Rockwell Automation Inc.	120,611	7,007,499	0.50
Other securities[1]		17,983,686	1.29

		24,991,185	1.79

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Dover Corp.	124,000	$5,882,560	0.42%
Textron Inc.	82,559	7,223,912	0.52
Other securities[1]		21,057,036	1.51

		34,163,508	2.45
MEDIA
Other securities[1]		26,419,945	1.89

		26,419,945	1.89
METAL FABRICATE & HARDWARE
Other securities[1]		5,930,825	0.42

		5,930,825	0.42
MINING
Other securities[1]		10,731,493	0.77

		10,731,493	0.77
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,926,390	0.28

		3,926,390	0.28
OFFICE FURNISHINGS
Other securities[1]		2,100,459	0.15

		2,100,459	0.15
OIL & GAS
Other securities[1]		39,938,704	2.86

		39,938,704	2.86
OIL & GAS SERVICES
BJ Services Co.	203,164	6,121,331	0.44
National Oilwell Varco Inc.[2]	111,041	6,501,451	0.47
Other securities[1]		23,522,119	1.68

		36,144,901	2.59
PACKAGING & CONTAINERS
Other securities[1]		11,851,945	0.85

		11,851,945	0.85
PHARMACEUTICALS
Allergan Inc.	101,527	11,432,955	0.82
Express Scripts Inc.[2]	78,344	5,914,189	0.42
Forest Laboratories Inc.[2]	221,374	11,203,738	0.80
Other securities[1]		30,351,899	2.18

		58,902,781	4.22
PIPELINES
El Paso Corp.	442,123	6,030,558	0.43
Kinder Morgan Inc.	72,390	7,590,091	0.54
Williams Companies Inc.	307,318	7,335,681	0.53
Other securities[1]		6,704,061	0.48

		27,660,391	1.98
REAL ESTATE
Other securities[1]		10,543,919	0.76

		10,543,919	0.76
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		27,950,418	2.00

		27,950,418	2.00
RETAIL
Bed Bath & Beyond Inc.[2]	191,857	7,340,449	0.53
Limited Brands Inc.	231,807	6,140,567	0.44
Nordstrom Inc.	160,407	6,785,216	0.49
Office Depot Inc.[2]	195,584	7,764,685	0.56
Penney (J.C.) Co. Inc.	159,363	10,898,836	0.78
TJX Companies Inc.	310,984	8,716,882	0.62
Yum! Brands Inc.	184,702	9,613,739	0.69
Other securities[1]		71,999,845	5.15

		129,260,219	9.26
SAVINGS & LOANS
Other securities[1]		4,165,346	0.30

		4,165,346	0.30
SEMICONDUCTORS
Analog Devices Inc.	245,381	7,211,748	0.52
Linear Technology Corp.	206,309	6,420,336	0.46
Maxim Integrated Products Inc.	217,911	6,116,762	0.44
NVIDIA Corp.[2]	239,508	7,087,042	0.51
Other securities[1]		57,834,030	4.14

		84,669,918	6.07
SOFTWARE
Electronic Arts Inc.[2]	206,362	11,490,236	0.82
Intuit Inc.[2]	236,695	7,595,543	0.55
Paychex Inc.	228,463	8,418,862	0.60
Other securities[1]		55,249,645	3.96

		82,754,286	5.93

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
American Tower Corp. Class A2	284,998	$10,402,427	0.75%
Other securities[1]		39,985,954	2.86

		50,388,381	3.61
TEXTILES
Other securities[1]		4,199,695	0.30

		4,199,695	0.30
TRANSPORTATION
Expeditors International Washington Inc.	144,974	6,462,941	0.46
Other securities[1]		16,833,267	1.21

		23,296,208	1.67
TRUCKING & LEASING
Other securities[1]		664,278	0.05

		664,278	0.05
WATER
Other securities[1]		1,158,761	0.08

		1,158,761	0.08

TOTAL COMMON STOCKS (Cost: $1,273,417,784)		1,394,195,147	99.91
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		1,663,333	0.12

		1,663,333	0.12
COMMERCIAL PAPER[4]
Other securities[1]		5,258,963	0.38

		5,258,963	0.38
MEDIUM-TERM NOTES[4]
Other securities[1]		1,370,672	0.10

		1,370,672	0.10
Security	Shares or Principal	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	2,910,438	$2,910,438	0.21

		2,910,438	0.21
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$8,283,399	8,283,399	0.59

		8,283,399	0.59
TIME DEPOSITS[4]
Other securities[1]		59,784	0.00

		59,784	0.00
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		22,214,823	1.59

		22,214,823	1.59

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,761,412)		41,761,412	2.99

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,315,179,196)		1,435,956,559	102.90
Other Assets, Less Liabilities		(40,494,007)	(2.90)

NET ASSETS		$1,395,462,552	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $8,283,399, due 10/2/06 to 6/4/07, with a total maturity value of $8,295,966 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $8,943,799, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$3,915,922	0.15%

		3,915,922	0.15
AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	163,704	12,822,934	0.49
Other securities[1]		7,410,363	0.29

		20,233,297	0.78
AGRICULTURE
Other securities[1]		13,161,899	0.51

		13,161,899	0.51
AIRLINES
Other securities[1]		13,799,949	0.53

		13,799,949	0.53
APPAREL
Other securities[1]		21,998,274	0.85

		21,998,274	0.85
AUTO MANUFACTURERS
Ford Motor Co.	2,610,087	21,115,604	0.81
Other securities[1]		8,477,106	0.33

		29,592,710	1.14
AUTO PARTS & EQUIPMENT
Other securities[1]		12,513,494	0.48

		12,513,494	0.48
BANKS
AmSouth Bancorp	500,539	14,535,653	0.56
Comerica Inc.	234,929	13,372,159	0.51
KeyCorp	584,583	21,886,788	0.84
M&T Bank Corp.	109,974	13,192,481	0.51
Marshall & Ilsley Corp.	366,126	17,639,951	0.68
North Fork Bancorp Inc.	672,749	19,267,531	0.74
Zions Bancorporation	153,476	12,248,920	0.47
Other securities[1]		117,216,531	4.51

		229,360,014	8.82
BEVERAGES
Other securities[1]		26,198,218	1.01

		26,198,218	1.01
BIOTECHNOLOGY
Other securities[1]		8,204,182	0.32

		8,204,182	0.32
BUILDING MATERIALS
Other securities[1]		11,058,999	0.43

		11,058,999	0.43
CHEMICALS
Air Products & Chemicals Inc.	286,293	19,001,266	0.73
PPG Industries Inc.	209,138	14,028,977	0.54
Other securities[1]		71,771,416	2.76

		104,801,659	4.03
COMMERCIAL SERVICES
Other securities[1]		33,417,076	1.29

		33,417,076	1.29
COMPUTERS
Computer Sciences Corp.[2]	248,000	12,181,760	0.47
Other securities[1]		33,063,521	1.27

		45,245,281	1.74
COSMETICS & PERSONAL CARE
Other securities[1]		4,483,488	0.17

		4,483,488	0.17
DISTRIBUTION & WHOLESALE
Other securities[1]		19,687,306	0.76

		19,687,306	0.76
DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	310,692	14,571,455	0.56
CIT Group Inc.	288,320	14,021,002	0.54
Other securities[1]		43,058,231	1.66

		71,650,688	2.76
ELECTRIC
Ameren Corp.	297,000	15,678,630	0.60
American Electric Power Co. Inc.	569,720	20,720,716	0.80
Consolidated Edison Inc.	355,473	16,422,853	0.63
Constellation Energy Group Inc.	225,954	13,376,477	0.51
Edison International	471,222	19,621,684	0.75
Entergy Corp.	300,743	23,527,124	0.91
PG&E Corp.	502,108	20,912,798	0.80

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
PPL Corp.	550,316	$18,105,396	0.70%
Progress Energy Inc.	365,878	16,603,544	0.64
Xcel Energy Inc.	586,480	12,110,812	0.47
Other securities[1]		134,190,613	5.17

		311,270,647	11.98
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,530,772	0.29

		7,530,772	0.29
ELECTRONICS
Other securities[1]		31,578,679	1.21

		31,578,679	1.21
ENGINEERING & CONSTRUCTION
Other securities[1]		5,457,009	0.21

		5,457,009	0.21
ENTERTAINMENT
Other securities[1]		4,677,413	0.18

		4,677,413	0.18
ENVIRONMENTAL CONTROL
Other securities[1]		4,224,201	0.16

		4,224,201	0.16
FOOD
ConAgra Foods Inc.	751,161	18,388,421	0.71
Kroger Co.	914,705	21,166,274	0.81
Safeway Inc.	650,983	19,757,334	0.76
Other securities[1]		66,048,291	2.54

		125,360,320	4.82
FOREST PRODUCTS & PAPER
Other securities[1]		33,235,014	1.28

		33,235,014	1.28
GAS
Sempra Energy	374,716	18,829,479	0.73
Other securities[1]		41,372,142	1.59

		60,201,621	2.32
HAND & MACHINE TOOLS
Other securities[1]		8,970,660	0.35

		8,970,660	0.35
HEALTH CARE – PRODUCTS
Other securities[1]		8,311,247	0.32

		8,311,247	0.32
HEALTH CARE – SERVICES
Other securities[1]		19,422,043	0.75

		19,422,043	0.75
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		6,181,040	0.24

		6,181,040	0.24
HOME BUILDERS
Other securities[1]		32,652,226	1.26

		32,652,226	1.26
HOME FURNISHINGS
Other securities[1]		8,870,577	0.34

		8,870,577	0.34
HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	218,204	13,746,852	0.53
Other securities[1]		12,379,842	0.48

		26,126,694	1.01
HOUSEWARES
Other securities[1]		4,361,846	0.17

		4,361,846	0.17
INSURANCE
Aon Corp.	460,883	15,610,107	0.60
CIGNA Corp.	160,388	18,656,332	0.72
Other securities[1]		176,722,955	6.80

		210,989,394	8.12
INTERNET
Other securities[1]		14,666,152	0.56

		14,666,152	0.56
INVESTMENT COMPANIES
Other securities[1]		14,237,880	0.55

		14,237,880	0.55
IRON & STEEL
Other securities[1]		17,139,906	0.66

		17,139,906	0.66
LEISURE TIME
Other securities[1]		7,948,097	0.31

		7,948,097	0.31
LODGING
Other securities[1]		7,646,536	0.29

		7,646,536	0.29

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$11,538,185	0.44%

		11,538,185	0.44
MANUFACTURING
Eaton Corp.	217,241	14,957,043	0.58
Other securities[1]		46,722,157	1.79

		61,679,200	2.37
MEDIA
Gannett Co. Inc.	343,956	19,547,019	0.75
Liberty Media Holding Corp. – Liberty Capital Group Series A2	203,148	16,977,078	0.65
Other securities[1]		43,999,579	1.70

		80,523,676	3.10
METAL FABRICATE & HARDWARE
Other securities[1]		6,888,058	0.26

		6,888,058	0.26
MINING
Other securities[1]		6,709,588	0.26

		6,709,588	0.26
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	1,328,116	20,665,485	0.79
Other securities[1]		5,887,278	0.23

		26,552,763	1.02
OFFICE FURNISHINGS
Other securities[1]		390,446	0.01

		390,446	0.01
OIL & GAS
Chesapeake Energy Corp.	539,843	15,644,650	0.60
Hess Corp.	349,978	14,496,089	0.56
Murphy Oil Corp.	269,943	12,835,790	0.49
Other securities[1]		54,958,023	2.12

		97,934,552	3.77
OIL & GAS SERVICES
Other securities[1]		5,291,043	0.20

		5,291,043	0.20
PACKAGING & CONTAINERS
Other securities[1]		13,546,162	0.52

		13,546,162	0.52
PHARMACEUTICALS
Other securities[1]		24,901,835	0.96

		24,901,835	0.96
PIPELINES
Other securities[1]		18,609,901	0.72

		18,609,901	0.72
REAL ESTATE INVESTMENT TRUSTS
Archstone-Smith Trust	309,135	16,829,309	0.65
AvalonBay Communities Inc.	107,575	12,952,030	0.50
Boston Properties Inc.	165,102	17,061,641	0.66
Equity Office Properties Trust	529,534	21,054,272	0.81
Equity Residential	421,226	21,305,611	0.82
Host Hotels & Resorts Inc.	748,516	17,163,472	0.66
Kimco Realty Corp.	306,043	13,120,063	0.50
ProLogis	354,310	20,216,929	0.78
Vornado Realty Trust	176,713	19,261,717	0.74
Other securities[1]		144,118,227	5.54

		303,083,271	11.66
RETAIL
Other securities[1]		50,788,200	1.95

		50,788,200	1.95
SAVINGS & LOANS
Sovereign Bancorp Inc.	567,458	12,206,022	0.47
Other securities[1]		20,595,540	0.79

		32,801,562	1.26
SEMICONDUCTORS
Other securities[1]		44,145,786	1.70

		44,145,786	1.70
SOFTWARE
CA Inc.	556,128	13,174,672	0.51
Other securities[1]		14,131,679	0.54

		27,306,351	1.05

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Qwest Communications International Inc.[2]	2,285,822	$19,932,368	0.77%
Other securities[1]		70,083,545	2.69

		90,015,913	3.46
TEXTILES
Other securities[1]		5,057,091	0.19

		5,057,091	0.19
TOYS, GAMES & HOBBIES
Other securities[1]		16,766,829	0.64

		16,766,829	0.64
TRANSPORTATION
Other securities[1]		30,017,840	1.15

		30,017,840	1.15
TRUCKING & LEASING
Other securities[1]		1,275,272	0.05

		1,275,272	0.05
WATER
Other securities[1]		1,637,777	0.06

		1,637,777	0.06

TOTAL COMMON STOCKS (Cost: $2,437,487,120)		2,597,843,731	99.95
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		1,334,334	0.05

		1,334,334	0.05
COMMERCIAL PAPER[3]
Other securities[1]		4,218,775	0.16

		4,218,775	0.16
MEDIUM-TERM NOTES[3]
Other securities[1]		1,099,559	0.04

		1,099,559	0.04
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	13,432,027	13,432,027	0.52

		13,432,027	0.52
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		6,644,986	0.26

		6,644,986	0.26
TIME DEPOSITS[3]
Other securities [1]		47,959	0.00

		47,959	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities [1]		17,820,846	0.69

		17,820,846	0.69

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,598,486)		44,598,486	1.72

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,482,085,606)		2,642,442,217	101.67
SHORT POSITIONS[7]
COMMON STOCKS
Tim Hortons Inc.	(135,082)	(3,552,657)	(0.14)

		(3,552,657)	(0.14)

TOTAL SHORT POSITIONS (Proceeds: $3,541,783)		(3,552,657)	(0.14)
Other Assets, Less Liabilities		(39,876,473)	(1.53)

NET ASSETS		$2,599,013,087	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $6,644,986, due 10/2/06 to 6/4/07, with a total maturity value of $6,655,068 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $7,174,764, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2006

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	MicrocapTM Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,183,767,867	$222,874,986	$522,201,867	$239,427,666

Affiliated issuers[a]	$10,838,411	$744,067	$2,985,328	$884,306

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,336,030,148	$232,500,775	$563,904,177	$230,784,784
Affiliated issuers[a]	10,838,411	744,067	2,985,328	884,306
Cash	20,346	—	9,744	—
Receivables:
Investment securities sold	—	36,614	190,589	15,086
Dividends and interest	2,509,205	170,512	756,504	347,996

Total Assets	2,349,398,110	233,451,968	567,846,342	232,032,172

LIABILITIES
Payables:
Investment securities purchased	630,536	144,384	277,882	404,078
Collateral for securities on loan (Note 5)	18,372,782	1,584,202	2,375,097	11,932,460
Capital shares redeemed	—	—	—	51,537
Short positions, at value (Proceeds: $ —, $ —, $190,589 and $ —, respectively)	—	—	191,175	—
Distribution to shareholders	9,706,186	578,185	2,602,385	360,980
Investment advisory fees (Note 2)	376,532	46,898	107,420	112,952

Total Liabilities	29,086,036	2,353,669	5,553,959	12,862,007

NET ASSETS	$2,320,312,074	$231,098,299	$562,292,383	$219,170,165

Net assets consist of:
Paid-in capital	$2,215,998,359	$239,701,179	$511,718,548	$216,527,990
Undistributed (distributions in excess of) net investment income	705,444	(47,935)	283,870	59,427
Undistributed net realized gain (accumulated net realized loss)	(48,654,010)	(18,180,734)	8,588,241	11,225,630
Net unrealized appreciation (depreciation)	152,262,281	9,625,789	41,701,724	(8,642,882)

NET ASSETS	$2,320,312,074	$231,098,299	$562,292,383	$219,170,165

Shares outstanding	30,200,000	5,450,000	5,600,000	4,100,000

Net asset value per share	$76.83	$42.40	$100.41	$53.46

[a]	See Note 2.

[b]	Securities on loan with market values of $17,855,692, $1,536,647, $2,310,769 and $11,066,785, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2006

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,146,212,268	$1,312,268,758	$2,468,653,579

Affiliated issuers[a]	$8,533,192	$2,910,438	$13,432,027

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,350,104,882	$1,433,046,121	$2,629,010,190
Affiliated issuers[a]	8,533,192	2,910,438	13,432,027
Receivables:
Investment securities sold	12,389,554	2,393,880	3,541,783
Dividends and interest	2,502,571	701,521	4,307,064
Capital shares sold	66,218	—	500,874

Total Assets	2,373,596,417	1,439,051,960	2,650,791,938

LIABILITIES
Payables:
Investment securities purchased	12,843,670	2,425,041	5,541,083
Collateral for securities on loan (Note 5)	40,854,482	38,850,974	31,166,459
Short positions, at value (Proceeds: $ —, $ — and $3,541,783, respectively)	—	—	3,552,657
Distribution to shareholders	7,308,338	2,031,969	11,019,561
Investment advisory fees (Note 2)	378,075	281,424	499,091

Total Liabilities	61,384,565	43,589,408	51,778,851

NET ASSETS	$2,312,211,852	$1,395,462,552	$2,599,013,087

Net assets consist of:
Paid-in capital	$2,039,129,590	$1,259,205,347	$2,338,883,231
Undistributed (distributions in excess of) net investment income	(15,468)	(1,523,932)	1,991,209
Undistributed net realized gain	69,205,116	17,003,774	97,792,910
Net unrealized appreciation	203,892,614	120,777,363	160,345,737

NET ASSETS	$2,312,211,852	$1,395,462,552	$2,599,013,087

Shares outstanding	24,800,000	14,450,000	19,100,000

Net asset value per share	$93.23	$96.57	$136.07

[a]	See Note 2.

[b]	Securities on loan with market values of $39,915,567, $37,982,259 and $30,385,045, respectively. See Note 5.

See notes to the financial statements.

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	MicrocapTM Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$20,111,596	$1,291,144	$5,571,474	$1,066,363
Interest from affiliated issuers[b]	59,135	5,660	13,485	7,023
Securities lending income	123,119	10,491	19,033	146,365

Total investment income	20,293,850	1,307,295	5,603,992	1,219,751

EXPENSES
Investment advisory fees (Note 2)	2,222,795	282,143	576,363	658,694

Total expenses	2,222,795	282,143	576,363	658,694

Net investment income	18,071,055	1,025,152	5,027,629	561,057

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,861,456)	(3,654,144)	(2,351,719)	(1,452,958)
In-kind redemptions	51,138,704	3,856,976	13,717,100	13,371,775

Net realized gain	34,277,248	202,832	11,365,381	11,918,817

Net change in unrealized appreciation (depreciation) on:
Investments	6,082,490	(3,497,246)	11,922,313	(30,317,937)
Short positions	—	—	(586)	—

Net change in unrealized appreciation (depreciation)	6,082,490	(3,497,246)	11,921,727	(30,317,937)

Net realized and unrealized gain (loss)	40,359,738	(3,294,414)	23,287,108	(18,399,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,430,793	$(2,269,262)	$28,314,737	$(17,838,063)

[a]	Net of foreign withholding tax of $2,786, $213, $753 and $2,623, respectively.

[b]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,943,617	$6,441,807	$23,575,217
Interest from affiliated issuers[b]	52,726	28,925	54,293
Securities lending income	184,355	123,221	164,271

Total investment income	17,180,698	6,593,953	23,793,781

EXPENSES
Investment advisory fees (Note 2)	2,255,800	1,804,149	2,746,364

Total expenses	2,255,800	1,804,149	2,746,364

Net investment income	14,924,898	4,789,804	21,047,417

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(19,345,289)	(5,225,755)	(14,508,120)
In-kind redemptions	97,181,954	54,046,432	118,612,717

Net realized gain	77,836,665	48,820,677	104,104,597

Net change in unrealized appreciation (depreciation) on:
Investments	(106,243,846)	(123,032,176)	(49,067,492)
Short positions	—	—	(10,874)

Net change in unrealized appreciation (depreciation)	(106,243,846)	(123,032,176)	(49,078,366)

Net realized and unrealized gain (loss)	(28,407,181)	(74,211,499)	55,026,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,482,283)	$(69,421,695)	$76,073,648

[a]	Net of foreign withholding tax of $5,351, $ – and $10,615, respectively.

[b]	See Note 2.

See notes to the financial statements.

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,071,055	$32,320,251	$1,025,152	$1,561,759	$5,027,629	$9,607,648
Net realized gain	34,277,248	81,757,247	202,832	12,250,640	11,365,381	66,055,162
Net change in unrealized appreciation (depreciation)	6,082,490	151,110,196	(3,497,246)	8,857,864	11,921,727	(17,490,279)

Net increase (decrease) in net assets resulting from operations	58,430,793	265,187,694	(2,269,262)	22,670,263	28,314,737	58,172,531

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,352,597)	(30,958,509)	(1,102,903)	(1,526,590)	(4,832,223)	(9,275,163)
Return of capital	—	—	—	—	—	(169,470)

Total distributions to shareholders	(18,352,597)	(30,958,509)	(1,102,903)	(1,526,590)	(4,832,223)	(9,444,633)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	295,678,156	410,371,728	30,825,481	155,012,611	160,944,140	287,945,251
Cost of shares redeemed	(195,559,156)	(421,800,954)	(22,413,218)	(79,321,813)	(61,999,952)	(260,858,410)

Net increase (decrease) in net assets from capital share transactions	100,119,000	(11,429,226)	8,412,263	75,690,798	98,944,188	27,086,841

INCREASE IN NET ASSETS	140,197,196	222,799,959	5,040,098	96,834,471	122,426,702	75,814,739
NET ASSETS
Beginning of period	2,180,114,878	1,957,314,919	226,058,201	129,223,730	439,865,681	364,050,942

End of period	$2,320,312,074	$2,180,114,878	$231,098,299	$226,058,201	$562,292,383	$439,865,681

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$705,444	$986,986	$(47,935)	$29,816	$283,870	$88,464

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	5,700,000	750,000	3,800,000	1,650,000	3,250,000
Shares redeemed	(2,650,000)	(5,950,000)	(550,000)	(1,950,000)	(650,000)	(2,900,000)

Net increase (decrease) in shares outstanding	1,350,000	(250,000)	200,000	1,850,000	1,000,000	350,000

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MicrocapTM Index Fund
	Six months ended September 30, 2006 (Unaudited)	Period from August 12, 2005[a] to March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$561,057	$350,174
Net realized gain (loss)	11,918,817	(102,119)
Net change in unrealized appreciation (depreciation)	(30,317,937)	21,675,055

Net increase (decrease) in net assets resulting from operations	(17,838,063)	21,923,110

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(589,557)	(244,398)

Total distributions to shareholders	(589,557)	(244,398)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	92,650,138	197,564,004
Cost of shares redeemed	(71,512,122)	(2,782,947)

Net increase in net assets from capital share transactions	21,138,016	194,781,057

INCREASE IN NET ASSETS	2,710,396	216,459,769
NET ASSETS
Beginning of period	216,459,769	—

End of period	$219,170,165	$216,459,769

Undistributed net investment income included in net assets at end of period	$59,427	$87,927

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	3,750,000
Shares redeemed	(1,350,000)	(50,000)

Net increase in shares outstanding	400,000	3,700,000

[a]	Commencement of operations.

See notes to the financial statements.

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,924,898	$23,219,459	$4,789,804	$7,202,741	$21,047,417	$36,061,750
Net realized gain	77,836,665	103,442,263	48,820,677	51,316,822	104,104,597	193,914,401
Net change in unrealized appreciation (depreciation)	(106,243,846)	182,637,869	(123,032,176)	177,715,202	(49,078,366)	83,032,231

Net increase (decrease) in net assets resulting from operations	(13,482,283)	309,299,591	(69,421,695)	236,234,765	76,073,648	313,008,382

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,480,088)	(21,481,396)	(6,455,326)	(6,972,325)	(19,775,666)	(33,477,804)
Return of capital	—	(1,017,937)	—	—	—	(1,340,034)

Total distributions to shareholders	(15,480,088)	(22,499,333)	(6,455,326)	(6,972,325)	(19,775,666)	(34,817,838)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	460,064,035	956,942,674	111,845,799	631,007,878	902,316,733	1,241,101,300
Cost of shares redeemed	(315,258,281)	(249,828,742)	(221,522,357)	(121,303,346)	(434,525,086)	(592,979,944)

Net increase (decrease) in net assets from capital share transactions	144,805,754	707,113,932	(109,676,558)	509,704,532	467,791,647	648,121,356

INCREASE (DECREASE) IN NET ASSETS	115,843,383	993,914,190	(185,553,579)	738,966,972	524,089,629	926,311,900
NET ASSETS
Beginning of period	2,196,368,469	1,202,454,279	1,581,016,131	842,049,159	2,074,923,458	1,148,611,558

End of period	$2,312,211,852	$2,196,368,469	$1,395,462,552	$1,581,016,131	$2,599,013,087	$2,074,923,458

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(15,468)	$539,722	$(1,523,932)	$141,590	$1,991,209	$719,458

SHARES ISSUED AND REDEEMED
Shares sold	5,000,000	10,950,000	1,150,000	6,850,000	6,850,000	10,200,000
Shares redeemed	(3,450,000)	(2,950,000)	(2,350,000)	(1,350,000)	(3,300,000)	(4,800,000)

Net increase (decrease) in shares outstanding	1,550,000	8,000,000	(1,200,000)	5,500,000	3,550,000	5,400,000

See notes to the financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$75.57	$67.26	$64.13	$47.25	$63.89	$63.69

Income from investment operations:
Net investment income	0.61 [a]	1.16	1.17	0.90	0.90	0.65
Net realized and unrealized gain (loss)[b]	1.25	8.26	3.26	16.90	(16.65)	0.19

Total from investment operations	1.86	9.42	4.43	17.80	(15.75)	0.84

Less distributions from:
Net investment income	(0.60)	(1.11)	(1.12)	(0.92)	(0.89)	(0.64)
Return of capital	—	—	(0.18)	(0.00)[c]	—	—

Total distributions	(0.60)	(1.11)	(1.30)	(0.92)	(0.89)	(0.64)

Net asset value, end of period	$76.83	$75.57	$67.26	$64.13	$47.25	$63.89

Total return	2.49%[d]	14.10%	6.95%	37.86%	(24.73)%	1.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,320,312	$2,180,115	$1,957,315	$1,417,348	$985,140	$1,360,937
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.63%	1.62%	1.81%	1.54%	1.53%	1.20%
Portfolio turnover rate[f]	4%	5%	5%	4%	5%	6%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Rounds to less than $0.01.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$43.06	$38.01	$38.13	$28.70	$39.72	$40.70

Income from investment operations:
Net investment income	0.19 [a]	0.32	0.42	0.25	0.23	0.20
Net realized and unrealized gain (loss)[b]	(0.65)	5.04	(0.07)	9.44	(11.03)	(0.99)

Total from investment operations	(0.46)	5.36	0.35	9.69	(10.80)	(0.79)

Less distributions from:
Net investment income	(0.20)	(0.31)	(0.41)	(0.26)	(0.22)	(0.19)
Return of capital	—	—	(0.06)	—	—	—

Total distributions	(0.20)	(0.31)	(0.47)	(0.26)	(0.22)	(0.19)

Net asset value, end of period	$42.40	$43.06	$38.01	$38.13	$28.70	$39.72

Total return	(1.06)%[c]	14.13%	0.91%	33.84%	(27.21)%	(1.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$231,098	$226,058	$129,224	$114,404	$57,406	$27,806
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.91%	0.86%	1.12%	0.78%	0.83%	0.47%
Portfolio turnover rate[e]	16%	20%	16%	11%	15%	18%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$95.62	$85.66	$77.89	$55.99	$74.12	$71.59

Income from investment operations:
Net investment income	1.06 [a]	1.91	1.81	1.43	1.21	1.25
Net realized and unrealized gain (loss)[b]	4.67	9.93	7.92	21.94	(18.13)	2.50

Total from investment operations	5.73	11.84	9.73	23.37	(16.92)	3.75

Less distributions from:
Net investment income	(0.94)	(1.85)	(1.96)	(1.47)	(1.21)	(1.22)
Return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.94)	(1.88)	(1.96)	(1.47)	(1.21)	(1.22)

Net asset value, end of period	$100.41	$95.62	$85.66	$77.89	$55.99	$74.12

Total return	6.04%[c]	13.95%	12.61%	42.04%	(22.92)%	5.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$562,292	$439,866	$364,051	$225,872	$97,977	$66,712
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.18%	2.26%	2.33%	2.19%	2.20%	1.79%
Portfolio turnover rate[e]	12%	7%	16%	13%	16%	15%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap™ Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Period from Aug. 12, 2005[a] to Mar. 31, 2006
Net asset value, beginning of period	$58.50	$50.00

Income from investment operations:
Net investment income	0.14 [b]	0.15
Net realized and unrealized gain (loss)[c]	(5.04)	8.47

Total from investment operations	(4.90)	8.62

Less distributions from:
Net investment income	(0.14)	(0.12)

Total distributions	(0.14)	(0.12)

Net asset value, end of period	$53.46	$58.50

Total return	(8.38)%[d]	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,170	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.51%	0.56%
Portfolio turnover rate[f]	16%	6%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$94.47	$78.85	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.61[b]	1.20	0.98	0.77	0.60	0.46
Net realized and unrealized gain (loss)[c]	(1.22)	15.60	8.69	22.98	(13.67)	1.32

Total from investment operations	(0.61)	16.80	9.67	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.63)	(1.13)	(0.97)	(0.79)	(0.60)	(0.40)
Return of capital	—	(0.05)	(0.05)	(0.02)	—	—

Total distributions	(0.63)	(1.18)	(1.02)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$93.23	$94.47	$78.85	$70.20	$47.26	$60.93

Total return	(0.63)%[d]	21.42%	13.85%	50.47%	(21.50)%	3.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,312,212	$2,196,368	$1,202,454	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.32%	1.49%	1.48%	1.39%	1.50%	1.40%
Portfolio turnover rate[f]	16%	9%	15%	7%	15%	7%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$101.02	$82.96	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.32 [b]	0.53	0.27	0.15	0.09	0.03
Net realized and unrealized gain (loss)[c]	(4.33)	18.05	5.89	25.33	(18.54)	(2.77)

Total from investment operations	(4.01)	18.58	6.16	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.44)	(0.52)	(0.29)	(0.16)	(0.08)	(0.02)

Total distributions	(0.44)	(0.52)	(0.29)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$96.57	$101.02	$82.96	$77.09	$51.77	$70.30

Total return	(3.96)%[d]	22.44%	8.01%	49.25%	(26.24)%	(3.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,395,463	$1,581,016	$842,049	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.66%	0.64%	0.38%	0.27%	0.20%	0.08%
Portfolio turnover rate[f]	29%	14%	27%	10%	31%	5%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$133.44	$113.16	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	1.27 [b]	2.46	1.98	1.49	1.35	1.02
Net realized and unrealized gain (loss)[c]	2.50	20.21	15.50	31.94	(17.70)	4.49

Total from investment operations	3.77	22.67	17.48	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(1.14)	(2.30)	(1.97)	(1.51)	(1.33)	(0.92)
Return of capital	—	(0.09)	—	(0.04)	—	—

Total distributions	(1.14)	(2.39)	(1.97)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$136.07	$133.44	$113.16	$97.65	$65.77	$83.45

Total return	2.86%[d]	20.19%	18.07%	51.17%	(19.69)%	7.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,599,013	$2,074,923	$1,148,612	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.92%	2.18%	2.20%	2.05%	2.24%	1.91%
Portfolio turnover rate[f]	21%	11%	20%	10%	24%	6%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2006.

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Russell 3000	$21,789,321	$14,801,082	$8,033,947	$95,540	$4,021,565	$48,741,455
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	911,779	2,202,547	16,192,516
Russell 3000 Value	—	342,926	144,266	—	311,757	798,949
Russell MicrocapTM	—	—	—	—	83,822	83,822
Russell Midcap	—	564,856	1,554,124	—	—	2,118,980
Russell Midcap Growth	—	5,147,396	2,148,153	—	17,189,431	24,484,980
Russell Midcap Value	—	—	1,606,781	—	—	1,606,781

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2006 are disclosed in the Funds’ Statements of Operations.

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$2,240,596,548	$261,425,068	$(155,153,057)	$106,272,011
Russell 3000 Growth	227,781,817	16,528,261	(11,065,236)	5,463,025
Russell 3000 Value	528,272,164	47,476,874	(8,859,533)	38,617,341
Russell MicrocapTM	240,355,214	14,661,671	(23,347,795)	(8,686,124)
Russell Midcap	2,173,741,146	248,425,977	(63,529,049)	184,896,928
Russell Midcap Growth	1,326,366,714	165,730,508	(56,140,663)	109,589,845
Russell Midcap Value	2,496,919,197	187,508,889	(41,985,869)	145,523,020

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of September 30, 2006, in order to track the performance of their respective benchmark indexes, the iShares Russell 3000 Value Index Fund and iShares Russell Midcap Value Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell MicrocapTM	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$123,119
Russell 3000 Growth	10,491
Russell 3000 Value	19,033
Russell MicrocapTM	146,365
Russell Midcap	184,355
Russell Midcap Growth	123,221
Russell Midcap Value	164,271

Cross trades for the six months ended September 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended September 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 3000
IMMF	2,543	293,790	285,495	10,838	$10,838,411	$59,135
Russell 3000 Growth
IMMF	185	27,933	27,374	744	744,067	5,660
Russell 3000 Value
IMMF	376	68,158	65,549	2,985	2,985,328	13,485
Russell MicrocapTM
IMMF	180	35,782	35,078	884	884,306	7,023
Russell Midcap
IMMF	1,803	262,870	256,140	8,533	8,533,192	52,726
Russell Midcap Growth
IMMF	1,320	140,338	138,748	2,910	2,910,438	28,925
Russell Midcap Value
IMMF	1,700	271,581	259,849	13,432	13,432,027	54,293

As of September 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO THE FINANCIAL STATEMENTS	57

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$87,875,650	$91,264,697
Russell 3000 Growth	36,921,667	36,993,409
Russell 3000 Value	58,243,389	57,245,183
Russell MicrocapTM	35,554,976	36,173,749
Russell Midcap	382,207,778	368,872,368
Russell Midcap Growth	417,918,620	419,541,230
Russell Midcap Value	499,054,402	480,425,927

In-kind transactions (see Note 4) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$295,094,081	$194,807,441
Russell 3000 Growth	30,762,286	22,366,335
Russell 3000 Value	160,413,408	62,133,980
Russell MicrocapTM	92,488,241	71,585,777
Russell Midcap	449,981,096	316,689,687
Russell Midcap Growth	111,719,372	221,343,814
Russell Midcap Value	892,382,127	438,581,991

4.	CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of September 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board also reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares Russell 3000 Index Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the iShares Russell 3000 Index Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund was higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	61

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	63

Notes:

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-040-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	10.09%	10.22%	10.25%	7.49%	7.52%	7.64%	0.57%	0.57%	0.71%
Russell 1000 Growth	5.84%	5.88%	6.04%	4.19%	4.23%	4.42%	(5.62)%	(5.62)%	(5.43)%
Russell 1000 Value	14.38%	14.38%	14.62%	10.52%	10.58%	10.73%	7.22%	7.23%	7.41%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	10.09%	10.22%	10.25%	43.47%	43.73%	44.51%	3.69%	3.69%	4.63%
Russell 1000 Growth	5.84%	5.88%	6.04%	22.81%	23.03%	24.13%	(30.81)%	(30.80)%	(29.87)%
Russell 1000 Value	14.38%	14.38%	14.62%	64.90%	65.31%	66.49%	55.79%	55.88%	57.59%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the Fund returned 3.25%, while the Index returned 3.31%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	22.24%
Consumer Non-Cyclical	20.86
Communications	11.44
Industrial	10.70
Technology	10.68
Consumer Cyclical	8.84
Energy	8.65
Utilities	3.67
Basic Materials	2.72
Diversified	0.05
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	3.02%
General Electric Co.	2.73
Citigroup Inc.	1.84
Bank of America Corp.	1.82
Microsoft Corp.	1.80
Pfizer Inc.	1.55
Procter & Gamble Co.	1.51
Johnson & Johnson	1.43
JP Morgan Chase & Co.	1.21
Altria Group Inc.	1.19

TOTAL	18.10%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 1000 Index and measures the performance of those companies in the Russell 1000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 0.22%, while the Growth Index declined 0.12%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	26.45%
Technology	18.62
Industrial	14.32
Consumer Cyclical	13.17
Communications	11.92
Financial	8.14
Energy	4.07
Basic Materials	1.89
Utilities	1.30
Diversified	0.03
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Microsoft Corp.	3.57%
General Electric Co.	2.62
Johnson & Johnson	2.50
Cisco Systems Inc.	2.06
Wal-Mart Stores Inc.	1.78
Intel Corp.	1.76
International Business Machines Corp.	1.70
PepsiCo Inc.	1.59
Amgen Inc.	1.24
Google Inc. Class A	1.24

TOTAL	20.06%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 1000 Index and measures the performance of those companies in the Russell 1000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 6.75%, while the Value Index returned 6.85%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	36.64%
Consumer Non-Cyclical	15.15
Energy	13.34
Communications	10.95
Industrial	7.03
Utilities	6.11
Consumer Cyclical	4.41
Basic Materials	3.58
Technology	2.56
Diversified	0.06
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	5.75%
Citigroup Inc.	3.71
Bank of America Corp.	3.67
Pfizer Inc.	3.12
General Electric Co.	2.84
JP Morgan Chase & Co.	2.45
Procter & Gamble Co.	2.42
Chevron Corp.	2.16
American International Group Inc.	1.91
AT&T Inc.	1.90

TOTAL	29.93%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2006

	Average Annual Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	9.76%	9.79%	9.92%	13.58%	13.71%	13.78%	8.11%	8.10%	8.37%
Russell 2000 Growth	5.69%	5.57%	5.88%	9.92%	10.10%	10.15%	(1.51)%	(1.55)%	(1.29)%
Russell 2000 Value	13.75%	13.69%	14.01%	16.66%	16.70%	16.96%	15.04%	15.01%	15.34%

	Cumulative Total Returns
	Year Ended 9/30/06			Five Years Ended 9/30/06			Inception to 9/30/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	9.76%	9.79%	9.92%	88.99%	90.10%	90.65%	64.27%	64.13%	66.77%
Russell 2000 Growth	5.69%	5.57%	5.88%	60.44%	61.81%	62.14%	(8.99)%	(9.20)%	(7.70)%
Russell 2000 Value	13.75%	13.69%	14.01%	116.03%	116.49%	118.85%	137.98%	137.67%	141.98%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2006 (the “reporting period”), the Fund declined 4.69%, while the Index declined 4.61%.

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	22.54%
Consumer Non-Cyclical	19.08
Consumer Cyclical	14.06
Industrial	13.06
Technology	9.86
Communications	9.75
Energy	5.03
Basic Materials	3.49
Utilities	2.96
Diversified	0.04
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Alexandria Real Estate Equities Inc.	0.20%
Maverick Tube Corp.	0.19
Veritas DGC Inc.	0.18
Time Warner Telecom Inc. Class A	0.18
Phillips-Van Heusen Corp.	0.18
Hologic Inc.	0.18
Herman Miller Inc.	0.18
Big Lots Inc.	0.18
Realty Income Corp.	0.17
Sybase Inc.	0.17

TOTAL	1.81%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Russell 2000 Index and measures the performance of those companies in the Russell 2000 Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 8.97%, while the Growth Index declined 8.88%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.20%
Industrial	15.85
Consumer Cyclical	15.08
Technology	12.68
Communications	11.52
Financial	8.66
Energy	6.21
Basic Materials	2.56
Utilities	0.14
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Hologic Inc.	0.37%
Herman Miller Inc.	0.37
OSI Pharmaceuticals Inc.	0.35
Sotheby’s Holdings Inc. Class A	0.34
Acuity Brands Inc.	0.33
Digital River Inc.	0.33
Maverick Tube Corp.	0.33
Sonic Corp.	0.32
FormFactor Inc.	0.32
CommScope Inc.	0.31

TOTAL	3.37%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Russell 2000 Index and measures the performance of those companies in the Russell 2000 Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 0.33%, while the Value Index declined 0.22%.

PORTFOLIO ALLOCATION

As of 9/30/06

Sector	Percentage of Net Assets
Financial	35.32%
Consumer Cyclical	13.13
Consumer Non-Cyclical	11.59
Industrial	10.50
Communications	8.11
Technology	7.23
Utilities	5.58
Basic Materials	4.37
Energy	3.90
Diversified	0.08
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/06

Security	Percentage of Net Assets
Big Lots Inc.	0.34%
Realty Income Corp.	0.33
Nationwide Health Properties Inc.	0.32
Sybase Inc.	0.31
Westar Energy Inc.	0.31
Post Properties Inc.	0.31
Rent-A-Center Inc.	0.31
Alexandria Real Estate Equities Inc.	0.31
Highwoods Properties Inc.	0.30
KKR Financial Corp.	0.30

TOTAL	3.14%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shares Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
Russell 1000
Actual	$1,000.00	$1,032.50	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	997.80	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,067.50	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 2000
Actual	1,000.00	953.10	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/06 to 9/30/06)
Russell 2000 Growth
Actual	$1,000.00	$910.30	0.25%	$1.20
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 2000 Value
Actual	1,000.00	996.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,769,821	0.24%

		6,769,821	0.24
AEROSPACE & DEFENSE
Boeing Co. (The)	167,829	13,233,317	0.47
United Technologies Corp.	212,181	13,441,666	0.48
Other securities[1]		28,476,089	1.00

		55,151,072	1.95
AGRICULTURE
Altria Group Inc.	438,210	33,544,975	1.19
Other securities[1]		15,721,687	0.55

		49,266,662	1.74
AIRLINES
Other securities[1]		5,487,976	0.19

		5,487,976	0.19
APPAREL
Other securities[1]		10,592,142	0.38

		10,592,142	0.38
AUTO MANUFACTURERS
Other securities[1]		10,131,181	0.36

		10,131,181	0.36
AUTO PARTS & EQUIPMENT
Other securities[1]		5,344,560	0.19

		5,344,560	0.19
BANKS
Bank of America Corp.	957,657	51,301,685	1.82
U.S. Bancorp	373,549	12,409,298	0.44
Wachovia Corp.	337,593	18,837,689	0.67
Wells Fargo & Co.	705,164	25,512,834	0.90
Other securities[1]		80,437,129	2.85

		188,498,635	6.68
BEVERAGES
Coca-Cola Co. (The)	427,683	19,108,876	0.68
PepsiCo Inc.	346,813	22,633,016	0.80
Other securities[1]		13,662,369	0.48

		55,404,261	1.96
BIOTECHNOLOGY
Amgen Inc.[2]	247,498	17,703,532	0.63
Other securities[1]		23,585,439	0.83

		41,288,971	1.46
BUILDING MATERIALS
Other securities[1]		6,468,526	0.23

		6,468,526	0.23
CHEMICALS
Other securities[1]		40,792,516	1.44

		40,792,516	1.44
COAL
Other securities[1]		4,800,288	0.17

		4,800,288	0.17
COMMERCIAL SERVICES
Other securities[1]		26,350,371	0.93

		26,350,371	0.93
COMPUTERS
Apple Computer Inc.[2]	178,512	13,750,779	0.49
Hewlett-Packard Co.	588,153	21,579,334	0.76
International Business Machines Corp.	325,377	26,661,391	0.94
Other securities[1]		42,210,504	1.50

		104,202,008	3.69
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	688,631	42,681,349	1.51
Other securities[1]		11,473,026	0.41

		54,154,375	1.92
DISTRIBUTION & WHOLESALE
Other securities[1]		6,424,762	0.23

		6,424,762	0.23
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	227,088	12,735,095	0.45
Citigroup Inc.	1,043,218	51,816,638	1.84
Federal National Mortgage Association	203,561	11,381,096	0.40
Goldman Sachs Group Inc. (The)	80,076	13,546,457	0.48
JP Morgan Chase & Co.	729,167	34,241,682	1.21

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Merrill Lynch & Co. Inc.	193,376	$15,125,871	0.54%
Morgan Stanley	224,810	16,390,897	0.58
Other securities[1]		73,116,470	2.59

		228,354,206	8.09
ELECTRIC
Other securities[1]		94,257,184	3.34

		94,257,184	3.34
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		11,255,578	0.40

		11,255,578	0.40
ELECTRONICS
Other securities[1]		18,214,963	0.64

		18,214,963	0.64
ENERGY – ALTERNATE SOURCES
Other securities[1]		511,381	0.02

		511,381	0.02
ENGINEERING & CONSTRUCTION
Other securities[1]		3,142,955	0.11

		3,142,955	0.11
ENTERTAINMENT
Other securities[1]		5,293,741	0.19

		5,293,741	0.19
ENVIRONMENTAL CONTROL
Other securities[1]		6,843,153	0.24

		6,843,153	0.24
FOOD
Other securities[1]		41,940,173	1.49

		41,940,173	1.49
FOREST PRODUCTS & PAPER
Other securities[1]		11,620,690	0.41

		11,620,690	0.41
GAS
Other securities[1]		8,731,160	0.31

		8,731,160	0.31
HAND & MACHINE TOOLS
Other securities[1]		3,610,471	0.13

		3,610,471	0.13
HEALTH CARE – PRODUCTS
Johnson & Johnson	621,389	40,353,002	1.43
Medtronic Inc.	253,285	11,762,555	0.42
Other securities[1]		39,536,991	1.40

		91,652,548	3.25
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	282,732	13,910,414	0.49
Other securities[1]		37,224,269	1.32

		51,134,683	1.81
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,278,650	0.05

		1,278,650	0.05
HOME BUILDERS
Other securities[1]		9,336,829	0.33

		9,336,829	0.33
HOME FURNISHINGS
Other securities[1]		2,468,161	0.09

		2,468,161	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		13,113,916	0.46

		13,113,916	0.46
HOUSEWARES
Other securities[1]		2,027,856	0.07

		2,027,856	0.07
INSURANCE
American International
Group Inc.	462,255	30,629,016	1.08
Other securities[1]		97,912,633	3.47

		128,541,649	4.55
INTERNET
Google Inc. Class A2	43,829	17,614,875	0.62
Other securities[1]		31,552,715	1.12

		49,167,590	1.74
INVESTMENT COMPANIES
Other securities[1]		2,061,358	0.07

		2,061,358	0.07
IRON & STEEL
Other securities[1]		7,569,117	0.27

		7,569,117	0.27
LEISURE TIME
Other securities[1]		4,805,096	0.17

		4,805,096	0.17

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$16,286,208	0.58%

		16,286,208	0.58
MACHINERY
Other securities[1]		22,716,781	0.80

		22,716,781	0.80
MANUFACTURING
General Electric Co.	2,182,053	77,026,471	2.73
3M Co.	158,199	11,773,170	0.42
Other securities[1]		34,736,286	1.23

		123,535,927	4.38
MEDIA
Comcast Corp. Class A2	408,887	15,067,486	0.53
Time Warner Inc.	836,555	15,250,398	0.54
Walt Disney Co. (The)	460,689	14,239,897	0.50
Other securities[1]		49,029,137	1.74

		93,586,918	3.31
METAL FABRICATE & HARDWARE
Other securities[1]		2,828,578	0.10

		2,828,578	0.10
MINING
Other securities[1]		16,815,338	0.60

		16,815,338	0.60
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,053,918	0.18

		5,053,918	0.18
OFFICE FURNISHINGS
Other securities[1]		702,910	0.02

		702,910	0.02
OIL & GAS
Chevron Corp.	465,172	30,171,056	1.07
ConocoPhillips	346,433	20,623,157	0.73
Exxon Mobil Corp.	1,269,626	85,191,905	3.02
Other securities[1]		68,640,984	2.43

		204,627,102	7.25
OIL & GAS SERVICES
Other securities[1]		22,983,720	0.81

		22,983,720	0.81
PACKAGING & CONTAINERS
Other securities[1]		5,611,137	0.20

		5,611,137	0.20
PHARMACEUTICALS
Abbott Laboratories	320,341	15,555,759	0.55
Lilly (Eli) & Co.	206,307	11,759,499	0.42
Merck & Co. Inc.	458,064	19,192,882	0.68
Pfizer Inc.	1,537,680	43,608,605	1.55
Wyeth	282,509	14,362,758	0.51
Other securities[1]		60,334,610	2.13

		164,814,113	5.84
PIPELINES
Other securities[1]		11,239,826	0.40

		11,239,826	0.40
REAL ESTATE
Other securities[1]		4,453,165	0.16

		4,453,165	0.16
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		56,820,097	2.01

		56,820,097	2.01
RETAIL
Home Depot Inc.	444,512	16,122,450	0.57
Wal-Mart Stores Inc.	516,016	25,449,909	0.90
Other securities[1]		124,451,650	4.41

		166,024,009	5.88
SAVINGS & LOANS
Other securities[1]		19,100,250	0.68

		19,100,250	0.68
SEMICONDUCTORS
Intel Corp.	1,220,822	25,112,309	0.89
Other securities[1]		54,669,912	1.94

		79,782,221	2.83
SOFTWARE
Microsoft Corp.	1,862,440	50,900,485	1.80
Oracle Corp.[2]	834,187	14,798,477	0.52
Other securities[1]		46,700,358	1.66

		112,399,320	3.98
TELECOMMUNICATIONS
AT&T Inc.	815,948	26,567,267	0.94

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
BellSouth Corp.	379,644	$16,229,781	0.58%
Cisco Systems Inc.[2]	1,281,138	29,466,174	1.04
Motorola Inc.	518,400	12,960,000	0.46
QUALCOMM Inc.	351,827	12,788,911	0.45
Verizon Communications Inc.	612,245	22,732,657	0.81
Other securities[1]		52,792,048	1.87

		173,536,838	6.15
TEXTILES
Other securities[1]		2,027,584	0.07

		2,027,584	0.07
TOYS, GAMES & HOBBIES
Other securities[1]		2,432,981	0.09

		2,432,981	0.09
TRANSPORTATION
Other securities[1]		42,717,174	1.51

		42,717,174	1.51
TRUCKING & LEASING
Other securities[1]		390,905	0.01

		390,905	0.01
WATER
Other securities[1]		593,872	0.02

		593,872	0.02

TOTAL COMMON STOCKS (Cost: $2,777,931,095)		2,819,142,127	99.85

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		441,626	0.02

		441,626	0.02
COMMERCIAL PAPER[3]
Other securities[1]		1,396,299	0.05

		1,396,299	0.05
MEDIUM-TERM NOTES[3]
Other securities[1]		363,923	0.01

		363,923	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	13,867,868	13,867,868	0.49

		13,867,868	0.49
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		2,199,302	0.08

		2,199,302	0.08
TIME DEPOSITS[3]
Other securities[1]		15,873	0.00

		15,873	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		5,898,189	0.21

		5,898,189	0.21

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,183,080)		24,183,080	0.86

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,802,114,175)		2,843,325,207	100.71
Other Assets, Less Liabilities		(20,032,029)	(0.71)

NET ASSETS		$2,823,293,178	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $2,199,302, due 10/2/06 to 6/4/07, with a total maturity value of $2,202,638 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $2,374,642, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$26,909,863	0.43%

		26,909,863	0.43
AEROSPACE & DEFENSE
Boeing Co. (The)	729,858	57,549,303	0.93
Lockheed Martin Corp.	334,254	28,765,899	0.46
United Technologies Corp.	844,284	53,485,391	0.86
Other securities[1]		25,831,153	0.42

		165,631,746	2.67
AGRICULTURE
Altria Group Inc.	865,339	66,241,700	1.07
Other securities[1]		27,711,073	0.44

		93,952,773	1.51
AIRLINES
Other securities[1]		15,206,966	0.24

		15,206,966	0.24
APPAREL
Other securities[1]		32,133,460	0.52

		32,133,460	0.52
AUTO MANUFACTURERS
Other securities[1]		11,051,391	0.18

		11,051,391	0.18
AUTO PARTS & EQUIPMENT
Other securities[1]		9,819,775	0.16

		9,819,775	0.16
BANKS
Other securities[1]		78,037,256	1.26

		78,037,256	1.26
BEVERAGES
Coca-Cola Co. (The)	1,231,285	55,013,814	0.89
PepsiCo Inc.	1,508,335	98,433,941	1.59
Other securities[1]		30,805,873	0.49

		184,253,628	2.97
BIOTECHNOLOGY
Amgen Inc.[2]	1,076,321	76,989,241	1.24
Genentech Inc.[2]	426,051	35,234,418	0.57
Other securities[1]		55,176,326	0.89

		167,399,985	2.70
BUILDING MATERIALS
Other securities[1]		21,116,341	0.34

		21,116,341	0.34
CHEMICALS
Du Pont (E.I.) de
Nemours and Co.	673,573	28,855,867	0.47
Other securities[1]		40,989,368	0.66

		69,845,235	1.13
COAL
Other securities[1]		20,892,141	0.34

		20,892,141	0.34
COMMERCIAL SERVICES
Other securities[1]		87,663,119	1.41

		87,663,119	1.41
COMPUTERS
Apple Computer Inc.[2]	776,303	59,798,620	0.96
Dell Inc.[2]	2,105,789	48,096,221	0.78
Hewlett-Packard Co.	1,550,081	56,872,472	0.92
International Business
Machines Corp.	1,286,312	105,400,405	1.70
Other securities[1]		89,300,404	1.43

		359,468,122	5.79
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	620,061	38,431,381	0.62
Other securities[1]		44,087,261	0.71

		82,518,642	1.33
DISTRIBUTION & WHOLESALE
Other securities[1]		15,518,168	0.25

		15,518,168	0.25
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	987,685	55,389,375	0.89
Goldman Sachs
Group Inc. (The)	263,287	44,540,262	0.72
Other securities[1]		187,100,904	3.01

		287,030,541	4.62
ELECTRIC
Exelon Corp.	516,098	31,244,573	0.50
Other securities[1]		47,736,637	0.77

		78,981,210	1.27

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	351,470	$29,474,274	0.47%
Other securities[1]		12,814,867	0.21

		42,289,141	0.68
ELECTRONICS
Other securities[1]		59,422,552	0.96

		59,422,552	0.96
ENERGY – ALTERNATE SOURCES
Other securities[1]		2,241,983	0.04

		2,241,983	0.04
ENGINEERING & CONSTRUCTION
Other securities[1]		10,244,390	0.17

		10,244,390	0.17
ENTERTAINMENT
Other securities[1]		20,076,900	0.32

		20,076,900	0.32
ENVIRONMENTAL CONTROL
Other securities[1]		25,111,012	0.40

		25,111,012	0.40
FOOD
Other securities[1]		77,481,888	1.25

		77,481,888	1.25
FOREST PRODUCTS & PAPER
Other securities[1]		242,411	0.00

		242,411	0.00
HAND & MACHINE TOOLS
Other securities[1]		10,058,371	0.16

		10,058,371	0.16
HEALTH CARE – PRODUCTS
Johnson & Johnson	2,394,550	155,502,077	2.50
Medtronic Inc.	1,101,733	51,164,481	0.82
Other securities[1]		166,673,919	2.69

		373,340,477	6.01
HEALTH CARE – SERVICES
UnitedHealth
Group Inc.	1,229,524	60,492,581	0.98
Other securities[1]		115,204,885	1.85

		175,697,466	2.83
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,697,298	0.03

		1,697,298	0.03
HOME BUILDERS
Other securities[1]		20,177,893	0.33

		20,177,893	0.33
HOME FURNISHINGS
Other securities[1]		5,101,271	0.08

		5,101,271	0.08
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		28,974,012	0.47

		28,974,012	0.47
HOUSEWARES
Other securities[1]		6,038,648	0.10

		6,038,648	0.10
INSURANCE
Other securities[1]		61,660,174	0.99

		61,660,174	0.99
INTERNET
eBay Inc.[2]	1,074,795	30,481,186	0.49
Google Inc. Class A2	190,600	76,602,140	1.24
Yahoo! Inc.[2]	1,285,923	32,508,133	0.52
Other securities[1]		54,192,284	0.87

		193,783,743	3.12
IRON & STEEL
Other securities[1]		8,019,466	0.13

		8,019,466	0.13
LEISURE TIME
Other securities[1]		15,895,958	0.26

		15,895,958	0.26
LODGING
Other securities[1]		61,621,389	0.99

		61,621,389	0.99
MACHINERY
Caterpillar Inc.	611,243	40,219,789	0.65
Other securities[1]		33,130,611	0.53

		73,350,400	1.18
MANUFACTURING
General Electric Co.	4,612,658	162,826,827	2.62
3M Co.	688,158	51,212,718	0.82
Other securities[1]		95,268,408	1.54

		309,307,953	4.98

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	897,957	$33,089,715	0.53%
News Corp. Class A	1,424,890	27,999,089	0.45
Other securities[1]		117,297,331	1.89

		178,386,135	2.87
METAL FABRICATE & HARDWARE
Other securities[1]		7,967,424	0.13

		7,967,424	0.13
MINING
Other securities[1]		38,818,699	0.63

		38,818,699	0.63
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,278,255	0.09

		5,278,255	0.09
OFFICE FURNISHINGS
Other securities[1]		2,827,037	0.05

		2,827,037	0.05
OIL & GAS
Other securities[1]		95,235,049	1.53

		95,235,049	1.53
OIL & GAS SERVICES
Other securities[1]		96,577,294	1.56

		96,577,294	1.56
PACKAGING & CONTAINERS
Other securities[1]		15,913,647	0.26

		15,913,647	0.26
PHARMACEUTICALS
Abbott Laboratories	1,115,873	54,186,793	0.87
Gilead Sciences Inc.[2]	415,381	28,536,675	0.46
Lilly (Eli) & Co.	678,477	38,673,189	0.62
Schering-Plough Corp.	1,351,905	29,863,581	0.48
Wyeth	750,622	38,161,622	0.62
Other securities[1]		181,397,976	2.92

		370,819,836	5.97
PIPELINES
Other securities[1]		37,151,424	0.60

		37,151,424	0.60
REAL ESTATE
Other securities[1]		14,900,869	0.24

		14,900,869	0.24
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		47,823,876	0.77

		47,823,876	0.77
RETAIL
Home Depot Inc.	1,786,140	64,783,298	1.04
Lowe’s Companies Inc.	1,416,281	39,740,845	0.64
Target Corp.	792,566	43,789,272	0.71
Walgreen Co.	922,001	40,927,624	0.66
Wal-Mart Stores Inc.	2,244,227	110,685,276	1.78
Other securities[1]		296,202,828	4.77

		596,129,143	9.60
SAVINGS & LOANS
Other securities[1]		15,924,333	0.26

		15,924,333	0.26
SEMICONDUCTORS
Intel Corp.	5,309,488	109,216,168	1.76
Texas Instruments Inc.	1,422,176	47,287,352	0.76
Other securities[1]		162,759,012	2.62

		319,262,532	5.14
SOFTWARE
First Data Corp.	698,838	29,351,196	0.47
Microsoft Corp.	8,100,649	221,390,737	3.57
Oracle Corp.[2]	3,627,603	64,353,677	1.04
Other securities[1]		156,551,316	2.52

		471,646,926	7.60
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	5,571,968	128,155,264	2.06
Corning Inc.[2]	1,421,694	34,703,551	0.56
Motorola Inc.	1,772,084	44,302,100	0.71
QUALCOMM Inc.	1,529,963	55,614,155	0.90
Other securities[1]		78,636,194	1.27

		341,411,264	5.50
TEXTILES
Other securities[1]		5,642,599	0.09

		5,642,599	0.09

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TRANSPORTATION
FedEx Corp.	278,508	$30,268,249	0.49%
United Parcel Service Inc. Class B	588,086	42,306,907	0.68
Other securities[1]		74,966,552	1.21

		147,541,708	2.38
TRUCKING & LEASING
Other securities[1]		893,302	0.01

		893,302	0.01
WATER
Other securities[1]		1,559,605	0.03

		1,559,605	0.03

TOTAL COMMON STOCKS (Cost: $5,905,904,378)		6,200,976,115	99.91

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		1,963,960	0.03

		1,963,960	0.03
COMMERCIAL PAPER[3]
Other securities[1]		6,209,475	0.10

		6,209,475	0.10
MEDIUM-TERM NOTES[3]
Other securities[1]		1,618,402	0.03

		1,618,402	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	19,329,870	19,329,870	0.31

		19,329,870	0.31
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		9,780,519	0.16

		9,780,519	0.16
TIME DEPOSITS[3]
Other securities[1]		70,589	0.00

		70,589	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		26,229,872	0.42

		26,229,872	0.42

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,202,687)		65,202,687	1.05

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,971,107,065)		6,266,178,802	100.96
Other Assets, Less Liabilities		(59,392,748)	(0.96)

NET ASSETS		$6,206,786,054	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $9,780,519, due 10/2/06 to 6/4/07, with a total maturity value of $9,795,358 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $10,560,281, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$3,139,192	0.04%

		3,139,192	0.04
AEROSPACE & DEFENSE
General Dynamics Corp.	467,465	33,503,217	0.43
Other securities[1]		60,488,694	0.79

		93,991,911	1.22
AGRICULTURE
Altria Group Inc.	1,320,113	101,054,650	1.31
Archer-Daniels-Midland Co.	757,874	28,708,267	0.37
Other securities[1]		22,851,625	0.30

		152,614,542	1.98
AIRLINES
Other securities[1]		11,006,515	0.14

		11,006,515	0.14
APPAREL
Other securities[1]		17,599,216	0.23

		17,599,216	0.23
AUTO MANUFACTURERS
Other securities[1]		41,890,877	0.54

		41,890,877	0.54
AUTO PARTS & EQUIPMENT
Other securities[1]		16,999,715	0.22

		16,999,715	0.22
BANKS
Bank of America Corp.	5,283,787	283,052,470	3.67
Bank of New York Co. Inc. (The)	829,437	29,245,949	0.38
SunTrust Banks Inc.	421,103	32,542,840	0.42
U.S. Bancorp	2,060,958	68,465,025	0.89
Wachovia Corp.	1,862,439	103,924,096	1.35
Wells Fargo & Co.	3,303,015	119,503,083	1.55
Other securities[1]		303,972,654	3.95

		940,706,117	12.21
BEVERAGES
Coca-Cola Co. (The)	797,585	35,636,098	0.46
Other securities[1]		36,294,940	0.47

		71,931,038	0.93
BIOTECHNOLOGY
Other securities[1]		15,580,597	0.20

		15,580,597	0.20
BUILDING MATERIALS
Other securities[1]		8,814,751	0.11

		8,814,751	0.11
CHEMICALS
Dow Chemical Co. (The)	1,113,631	43,409,336	0.56
Other securities[1]		92,980,653	1.21

		136,389,989	1.77
COMMERCIAL SERVICES
Other securities[1]		34,151,630	0.44

		34,151,630	0.44
COMPUTERS
Hewlett-Packard Co.	1,278,561	46,910,403	0.61
Other securities[1]		71,981,635	0.93

		118,892,038	1.54
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	3,012,964	186,743,509	2.42
Other securities[1]		7,436,000	0.10

		194,179,509	2.52
DISTRIBUTION & WHOLESALE
Other securities[1]		15,745,852	0.20

		15,745,852	0.20
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	5,755,879	285,894,510	3.71
Federal National Mortgage Association	1,123,416	62,810,189	0.82
JP Morgan Chase & Co.	4,023,002	188,920,174	2.45
Lehman Brothers Holdings Inc.	540,043	39,887,576	0.52
Merrill Lynch & Co. Inc.	873,703	68,341,049	0.89
Morgan Stanley	1,105,045	80,568,831	1.05
Other securities[1]		169,181,224	2.19

		895,603,553	11.63
ELECTRIC
Dominion
Resources Inc.	402,475	30,785,313	0.40
Duke Energy Corp.	1,431,387	43,227,887	0.56

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Southern Co. (The)	859,345	$29,613,029	0.38%
Other securities[1]		316,612,762	4.12

		420,238,991	5.46
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		8,499,664	0.11

		8,499,664	0.11
ELECTRONICS
Other securities[1]		25,287,325	0.33

		25,287,325	0.33
ENGINEERING & CONSTRUCTION
Other securities[1]		4,366,287	0.06

		4,366,287	0.06
ENTERTAINMENT
Other securities[1]		3,743,785	0.05

		3,743,785	0.05
ENVIRONMENTAL CONTROL
Other securities[1]		5,929,159	0.08

		5,929,159	0.08
FOOD
Other securities[1]		133,450,834	1.73

		133,450,834	1.73
FOREST PRODUCTS & PAPER
Other securities[1]		63,903,889	0.83

		63,903,889	0.83
GAS
Other securities[1]		48,205,802	0.63

		48,205,802	0.63
HAND & MACHINE TOOLS
Other securities[1]		7,187,210	0.09

		7,187,210	0.09
HEALTH CARE – PRODUCTS
Other securities[1]		32,041,909	0.42

		32,041,909	0.42
HEALTH CARE – SERVICES
WellPoint Inc.[2]	398,620	30,713,671	0.40
Other securities[1]		28,575,803	0.37

		59,289,474	0.77
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		4,944,874	0.06

		4,944,874	0.06
HOME BUILDERS
Other securities[1]		26,125,793	0.34

		26,125,793	0.34
HOME FURNISHINGS
Other securities[1]		7,095,772	0.09

		7,095,772	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		35,540,505	0.46

		35,540,505	0.46
HOUSEWARES
Other securities[1]		3,492,791	0.05

		3,492,791	0.05
INSURANCE
Allstate Corp. (The)	735,737	46,152,782	0.60
American International
Group Inc.	2,216,261	146,849,454	1.91
Hartford Financial Services Group Inc. (The)	351,008	30,449,944	0.40
MetLife Inc.	535,909	30,375,322	0.39
Prudential Financial Inc.	488,294	37,232,417	0.48
St. Paul Travelers Companies Inc.	806,264	37,805,719	0.49
Other securities[1]		302,388,484	3.92

		631,254,122	8.19
INTERNET
Other securities[1]		25,585,930	0.33

		25,585,930	0.33
INVESTMENT COMPANIES
Other securities[1]		11,368,120	0.15

		11,368,120	0.15
IRON & STEEL
Other securities[1]		31,554,290	0.41

		31,554,290	0.41
LEISURE TIME
Other securities[1]		6,361,838	0.08

		6,361,838	0.08

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$11,702,770	0.15%

		11,702,770	0.15
MACHINERY
Other securities[1]		32,025,777	0.42

		32,025,777	0.42
MANUFACTURING
General Electric Co.	6,188,423	218,451,332	2.84
Other securities[1]		70,833,028	0.92

		289,284,360	3.76
MEDIA
Comcast Corp. Class A2	1,116,635	41,148,000	0.53
Time Warner Inc.	4,296,708	78,328,987	1.02
Walt Disney Co. (The)	1,629,115	50,355,945	0.65
Other securities[1]		120,182,830	1.57

		290,015,762	3.77
METAL FABRICATE & HARDWARE
Other securities[1]		5,507,633	0.07

		5,507,633	0.07
MINING
Other securities[1]		43,518,713	0.57

		43,518,713	0.57
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		21,256,472	0.28

		21,256,472	0.28
OFFICE FURNISHINGS
Other securities[1]		312,717	0.00

		312,717	0.00
OIL & GAS
Chevron Corp.	2,566,427	166,458,455	2.16
ConocoPhillips	1,911,245	113,776,415	1.48
Devon Energy Corp.	509,515	32,175,872	0.42
Exxon Mobil Corp.	6,605,955	443,259,581	5.75
Marathon Oil Corp.	419,713	32,275,930	0.42
Occidental Petroleum Corp.	991,840	47,717,422	0.62
Valero Energy Corp.	712,711	36,683,235	0.48
Other securities[1]		135,974,569	1.76

		1,008,321,479	13.09
OIL & GAS SERVICES
Other securities[1]		4,241,123	0.06

		4,241,123	0.06
PACKAGING & CONTAINERS
Other securities[1]		10,846,991	0.14

		10,846,991	0.14
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,234,177	30,755,691	0.40
Merck & Co. Inc.	1,756,358	73,591,400	0.96
Pfizer Inc.	8,483,960	240,605,106	3.12
Wyeth	606,326	30,825,614	0.40
Other securities[1]		63,212,467	0.82

		438,990,278	5.70
PIPELINES
Other securities[1]		14,893,943	0.19

		14,893,943	0.19
REAL ESTATE
Other securities[1]		5,658,252	0.07

		5,658,252	0.07
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		252,909,589	3.28

		252,909,589	3.28
RETAIL
McDonald’s Corp.	1,442,884	56,445,622	0.73
Other securities[1]		105,354,599	1.37

		161,800,221	2.10
SAVINGS & LOANS
Washington Mutual Inc.	1,112,508	48,360,723	0.63
Other securities[1]		36,821,872	0.48

		85,182,595	1.11
SEMICONDUCTORS
Other securities[1]		35,335,153	0.46

		35,335,153	0.46
SOFTWARE
Other securities[1]		21,853,706	0.28

		21,853,706	0.28
TELECOMMUNICATIONS
AT&T Inc.	4,501,692	146,575,092	1.90
BellSouth Corp.	2,094,391	89,535,215	1.16

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
Sprint Nextel Corp.	2,557,649	$43,863,680	0.57%
Verizon Communications Inc.	3,377,760	125,416,229	1.63
Other securities[1]		119,159,227	1.55

		524,549,443	6.81
TEXTILES
Other securities[1]		4,040,327	0.05

		4,040,327	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		13,414,586	0.17

		13,414,586	0.17
TRANSPORTATION
Other securities[1]		48,255,174	0.63

		48,255,174	0.63
TRUCKING & LEASING
Other securities[1]		1,017,619	0.01

		1,017,619	0.01
WATER
Other securities[1]		1,312,188	0.02

		1,312,188	0.02

TOTAL COMMON STOCKS (Cost: $6,916,323,128)		7,690,952,277	99.83

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		1,211,039	0.01

		1,211,039	0.01
COMMERCIAL PAPER[3]
Other securities[1]		3,828,954	0.05

		3,828,954	0.05
MEDIUM-TERM NOTES[3]
Other securities[1]		997,958	0.01

		997,958	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	45,241,991	45,241,991	0.59

		45,241,991	0.59
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		6,030,971	0.08

		6,030,971	0.08
TIME DEPOSITS[3]
Other securities[1]		43,527	0.00

		43,527	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		16,174,152	0.21

		16,174,152	0.21

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,528,592)		73,528,592	0.95

TOTAL INVESTMENTS IN SECURITIES (Cost: $6,989,851,720)		7,764,480,869	100.78

SHORT POSITIONS[7]
COMMON STOCKS
Tim Hortons Inc.	(108,226)	(2,846,344)	(0.04)

		(2,846,344)	(0.04)

TOTAL SHORT POSITIONS (Proceeds: $2,837,632)		(2,846,344)	(0.04)
Other Assets, Less Liabilities		(57,521,521)	(0.74)

NET ASSETS — 100.00%		$7,704,113,004	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $6,030,971, due 10/2/06 to 6/4/07, with a total maturity value of $6,040,122 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $6,511,799, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

[7]	See Note 1.

See notes to the financial statements.

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$28,703,179	0.33%

		28,703,179	0.33
AEROSPACE & DEFENSE
Other securities[1]		96,121,465	1.10

		96,121,465	1.10
AGRICULTURE
Other securities[1]		32,117,894	0.37

		32,117,894	0.37
AIRLINES
Other securities[1]		47,994,058	0.55

		47,994,058	0.55
APPAREL
Phillips-Van Heusen Corp.	378,965	15,829,368	0.18
Other securities[1]		114,955,525	1.31

		130,784,893	1.49
AUTO MANUFACTURERS
Other securities[1]		16,060,187	0.18

		16,060,187	0.18
AUTO PARTS & EQUIPMENT
Other securities[1]		69,065,704	0.79

		69,065,704	0.79
BANKS
Cathay General Bancorp	353,661	12,767,162	0.15
First Midwest Bancorp Inc.	342,446	12,975,279	0.15
FirstMerit Corp.	547,869	12,694,126	0.15
Other securities[1]		674,205,616	7.68

		712,642,183	8.13
BEVERAGES
Other securities[1]		10,870,896	0.12

		10,870,896	0.12
BIOTECHNOLOGY
Other securities[1]		200,002,179	2.28

		200,002,179	2.28
BUILDING MATERIALS
Other securities[1]		70,854,488	0.81

		70,854,488	0.81
CHEMICALS
Other securities[1]		149,050,600	1.70

		149,050,600	1.70
COAL
Other securities[1]		11,017,614	0.13

		11,017,614	0.13
COMMERCIAL SERVICES
Rent-A-Center Inc.[2]	476,791	13,965,208	0.16
Sotheby’s Holdings Inc. Class A3	437,081	14,091,491	0.16
Other securities[1]		449,723,683	5.13

		477,780,382	5.45
COMPUTERS
Brocade Communications Systems Inc.[2]	1,875,839	13,243,423	0.15
MICROS Systems Inc.[2]	266,987	13,061,004	0.15
Other securities[1]		214,207,062	2.44

		240,511,489	2.74
COSMETICS & PERSONAL CARE
Other securities[1]		9,321,433	0.11

		9,321,433	0.11
DISTRIBUTION & WHOLESALE
Other securities[1]		70,966,639	0.81

		70,966,639	0.81
DIVERSIFIED FINANCIAL SERVICES
Knight Capital Group Inc. Class A2	716,841	13,046,506	0.15
Waddell & Reed Financial Inc. Class A	582,043	14,405,564	0.16
Other securities[1]		139,452,388	1.59

		166,904,458	1.90
ELECTRIC
PNM Resources Inc.	472,640	13,030,685	0.15
Westar Energy Inc.	598,351	14,067,232	0.16
Other securities[1]		129,034,215	1.47

		156,132,132	1.78
ELECTRICAL COMPONENTS & EQUIPMENT
General Cable Corp.[2]	347,169	13,265,327	0.15
Other securities[1]		82,747,835	0.95

		96,013,162	1.10

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
FLIR Systems Inc.[2]	474,710	$12,893,124	0.15%
Other securities[1]		210,158,135	2.40

		223,051,259	2.55
ENERGY – ALTERNATE SOURCES
Other securities[1]		35,210,962	0.40

		35,210,962	0.40
ENGINEERING & CONSTRUCTION
Other securities[1]		57,285,539	0.65

		57,285,539	0.65
ENTERTAINMENT
Other securities[1]		64,546,314	0.74

		64,546,314	0.74
ENVIRONMENTAL CONTROL
Other securities[1]		63,307,713	0.72

		63,307,713	0.72
FOOD
Other securities[1]		119,634,777	1.37

		119,634,777	1.37
FOREST PRODUCTS & PAPER
Other securities[1]		46,250,105	0.53

		46,250,105	0.53
GAS
Nicor Inc.	304,746	13,030,939	0.15
Piedmont Natural Gas Co.[3]	524,159	13,266,464	0.15
Other securities[1]		61,670,768	0.70

		87,968,171	1.00
HAND & MACHINE TOOLS
Other securities[1]		25,044,512	0.29

		25,044,512	0.29
HEALTH CARE – PRODUCTS
Hologic Inc.[2,3]	361,809	15,745,928	0.18
Other securities[1]		283,931,660	3.24

		299,677,588	3.42
HEALTH CARE – SERVICES
Other securities[1]		138,218,099	1.58

		138,218,099	1.58
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		3,511,407	0.04

		3,511,407	0.04
HOME BUILDERS
Other securities[1]		53,536,169	0.61

		53,536,169	0.61
HOME FURNISHINGS
Other securities[1]		45,275,259	0.52

		45,275,259	0.52
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		80,602,491	0.92

		80,602,491	0.92
HOUSEWARES
Other securities[1]		3,243,897	0.04

		3,243,897	0.04
INSURANCE
Other securities[1]		226,709,200	2.59

		226,709,200	2.59
INTERNET
Digital River Inc.[2]	271,350	13,871,412	0.16
TIBCO Software Inc.[2]	1,445,510	12,980,680	0.15
Other securities[1]		286,290,802	3.26

		313,142,894	3.57
INVESTMENT COMPANIES
Other securities[1]		36,656,565	0.42

		36,656,565	0.42
IRON & STEEL
Other securities[1]		60,033,587	0.68

		60,033,587	0.68
LEISURE TIME
Other securities[1]		51,261,268	0.58

		51,261,268	0.58
LODGING
Aztar Corp.[2]	248,241	13,159,255	0.15
Other securities[1]		30,849,820	0.35

		44,009,075	0.50
MACHINERY
Other securities[1]		115,241,601	1.31

		115,241,601	1.31

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	308,401	$14,001,405	0.16%
Other securities[1]		140,220,146	1.60

		154,221,551	1.76
MEDIA
Other securities[1]		121,038,976	1.38

		121,038,976	1.38
METAL FABRICATE & HARDWARE
Other securities[1]		70,711,131	0.81

		70,711,131	0.81
MINING
Other securities[1]		50,909,605	0.58

		50,909,605	0.58
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		17,997,399	0.21

		17,997,399	0.21
OFFICE FURNISHINGS
Herman Miller Inc.	455,609	15,586,384	0.18
Other securities[1]		8,604,436	0.10

		24,190,820	0.28
OIL & GAS
Other securities[1]		239,954,129	2.74

		239,954,129	2.74
OIL & GAS SERVICES
Hanover Compressor Co.[2]	702,146	12,793,100	0.15
Maverick Tube Corp.[2]	254,912	16,525,945	0.19
Veritas DGC Inc.[2]	244,176	16,071,664	0.18
Other securities[1]		107,692,208	1.23

		153,082,917	1.75
PACKAGING & CONTAINERS
Other securities[1]		20,880,200	0.24

		20,880,200	0.24
PHARMACEUTICALS
OSI Pharmaceuticals Inc.[2,3]	390,687	14,662,483	0.17
Other securities[1]		288,564,176	3.29

		303,226,659	3.46
REAL ESTATE
Other securities[1]		17,332,529	0.20

		17,332,529	0.20
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	182,601	17,127,974	0.20
BioMed Realty Trust Inc.	447,896	13,589,165	0.16
First Industrial Realty Trust Inc.	307,355	13,523,620	0.15
Highwoods Properties Inc.	371,266	13,814,808	0.16
Home Properties Inc.	236,951	13,544,119	0.15
KKR Financial Corp.	551,954	13,544,951	0.15
Nationwide Health Properties Inc.	549,981	14,706,492	0.17
Post Properties Inc.	294,578	13,998,347	0.16
Realty Income Corp.	612,053	15,123,830	0.17
Other securities[1]		518,623,741	5.92

		647,597,047	7.39
RETAIL
Big Lots Inc.[2]	775,558	15,363,804	0.18
Sonic Corp.[2]	589,409	13,326,537	0.15
Other securities[1]		548,587,708	6.26

		577,278,049	6.59
SAVINGS & LOANS
Other securities[1]		169,295,944	1.93

		169,295,944	1.93
SEMICONDUCTORS
FormFactor Inc.[2]	314,341	13,243,186	0.15
Varian Semiconductor Equipment Associates Inc.[2]	393,102	14,426,843	0.16
Other securities[1]		250,812,773	2.87

		278,482,802	3.18
SOFTWARE
Hyperion Solutions Corp.[2]	406,956	14,031,843	0.16
Parametric Technology Corp.[2]	765,014	13,357,144	0.15
Sybase Inc.[2]	618,117	14,983,156	0.17
THQ Inc.[2,3]	438,330	12,786,086	0.15
Other securities[1]		275,633,968	3.15

		330,792,197	3.78

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[1]		$6,876,839	0.08%

		6,876,839	0.08
TELECOMMUNICATIONS
Anixter International Inc.	226,782	12,806,380	0.15
CommScope Inc.[2]	398,514	13,095,170	0.15
Foundry Networks Inc.[2]	1,000,367	13,154,826	0.15
Polycom Inc.[2]	599,061	14,694,966	0.17
Time Warner Telecom Inc. Class A2	840,042	15,969,198	0.18
Other securities[1]		316,701,787	3.61

		386,422,327	4.41
TEXTILES
Other securities[1]		7,381,656	0.08

		7,381,656	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		19,956,207	0.23

		19,956,207	0.23
TRANSPORTATION
Florida East Coast Industries Inc.	241,705	13,796,521	0.16
Other securities[1]		123,942,621	1.41

		137,739,142	1.57
TRUCKING & LEASING
Other securities[1]		12,127,739	0.14

		12,127,739	0.14
WATER
Other securities[1]		16,130,552	0.18

		16,130,552	0.18

TOTAL COMMON STOCKS (Cost: $10,182,246,141)		8,749,959,904	99.87

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		20,421,040	0.23

		20,421,040	0.23
COMMERCIAL PAPER[4]
Other securities[1]		64,565,448	0.74

		64,565,448	0.74

Security	Shares or Principal	Value	% of Net Assets
MEDIUM-TERM NOTES[4]
Other securities[1]		16,827,975	0.19

		16,827,975	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	39,992,142	39,992,142	0.46

		39,992,142	0.46
REPURCHASE AGREEMENTS[4]
Fully collateralizedrepurchaseagreements[7]	$101,696,781	101,696,781	1.16

		101,696,781	1.16
TIME DEPOSITS[4]
Other securities[1]		733,973	0.01

		733,973	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		272,735,330	3.11

		272,735,330	3.11

TOTAL SHORT-TERM INVESTMENTS (Cost: $516,972,689)		516,972,689	5.90

TOTAL INVESTMENTS IN SECURITIES (Cost: $10,699,218,830)		9,266,932,593	105.77
Other Assets, Less Liabilities		(505,838,589)	(5.77)

NET ASSETS		$8,761,094,004	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $101,696,781, due 10/2/06 to 6/4/07, with a total maturity value of $101,851,067 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $109,804,655, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$14,780,769	0.59%

		14,780,769	0.59
AEROSPACE & DEFENSE
BE Aerospace Inc.[2]	319,348	6,735,049	0.27
Other securities[1]		24,039,159	0.95

		30,774,208	1.22
AGRICULTURE
Other securities[1]		11,085,619	0.44

		11,085,619	0.44
AIRLINES
Other securities[1]		15,000,148	0.59

		15,000,148	0.59
APPAREL
Other securities[1]		44,459,094	1.76

		44,459,094	1.76
AUTO MANUFACTURERS
Other securities[1]		7,174,102	0.28

		7,174,102	0.28
AUTO PARTS & EQUIPMENT
Other securities[1]		5,536,799	0.22

		5,536,799	0.22
BANKS
SVB Financial Group[2,3]	146,529	6,541,055	0.26
Other securities[1]		71,373,417	2.83

		77,914,472	3.09
BEVERAGES
Other securities[1]		5,516,779	0.22

		5,516,779	0.22
BIOTECHNOLOGY
Human Genome Sciences Inc.[2]	541,975	6,254,391	0.25
ICOS Corp.[2]	269,225	6,746,778	0.27
Illumina Inc.[2]	189,486	6,260,617	0.25
Other securities[1]		80,251,690	3.17

		99,513,476	3.94
BUILDING MATERIALS
Genlyte Group Inc. (The)[2]	102,294	7,283,333	0.29
Other securities[1]		22,326,641	0.88

		29,609,974	1.17
CHEMICALS
Other securities[1]		25,963,878	1.03

		25,963,878	1.03
COAL
Other securities[1]		6,285,465	0.25

		6,285,465	0.25
COMMERCIAL SERVICES
Sotheby’s Holdings Inc. Class A	262,465	8,461,872	0.34
Strayer Education Inc.	59,131	6,398,566	0.25
Other securities[1]		166,084,471	6.58

		180,944,909	7.17
COMPUTERS
Henry (Jack) & Associates Inc.	327,883	7,138,013	0.28
MICROS Systems Inc.[2]	160,274	7,840,604	0.31
Other securities[1]		68,362,070	2.71

		83,340,687	3.30
COSMETICS & PERSONAL CARE
Other securities[1]		2,184,237	0.09

		2,184,237	0.09
DISTRIBUTION & WHOLESALE
Other securities[1]		25,137,461	1.00

		25,137,461	1.00
DIVERSIFIED FINANCIAL SERVICES
International Securities Exchange Holdings Inc.	156,872	7,355,728	0.29
Waddell & Reed Financial Inc. Class A	274,320	6,789,420	0.27
Other securities[1]		36,613,438	1.45

		50,758,586	2.01
ELECTRIC
Other securities[1]		3,541,087	0.14

		3,541,087	0.14
ELECTRICAL COMPONENTS & EQUIPMENT
General Cable Corp.[2]	191,951	7,334,448	0.29
Other securities[1]		29,800,497	1.18

		37,134,945	1.47

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Cymer Inc.[2]	151,575	$6,655,658	0.26%
FLIR Systems Inc.[2]	285,019	7,741,116	0.31
Other securities[1]		67,821,194	2.69

		82,217,968	3.26
ENERGY – ALTERNATE SOURCES
Other securities[1]		16,271,826	0.64

		16,271,826	0.64
ENGINEERING & CONSTRUCTION
Other securities[1]		5,381,526	0.21

		5,381,526	0.21
ENTERTAINMENT
Other securities[1]		23,403,515	0.93

		23,403,515	0.93
ENVIRONMENTAL CONTROL
Aleris International Inc.[2]	129,201	6,529,819	0.26
Other securities[1]		16,315,975	0.65

		22,845,794	0.91
FOOD
Other securities[1]		18,186,192	0.72

		18,186,192	0.72
FOREST PRODUCTS & PAPER
Other securities[1]		4,697,064	0.19

		4,697,064	0.19
HAND & MACHINE TOOLS
Other securities[1]		10,424,391	0.41

		10,424,391	0.41
HEALTH CARE – PRODUCTS
Hologic Inc.[2]	217,272	9,455,677	0.37
Immucor Inc.[2]	279,671	6,267,427	0.25
Kyphon Inc.[2]	182,343	6,823,275	0.27
Mentor Corp.	149,781	7,547,465	0.30
Other securities[1]		120,343,502	4.77

		150,437,346	5.96
HEALTH CARE – SERVICES
Healthways Inc.[2]	142,329	6,347,873	0.25
Psychiatric Solutions Inc.[2]	218,245	7,439,972	0.29
Other securities[1]		35,198,135	1.40

		48,985,980	1.94
HOME BUILDERS
Other securities[1]		13,394,075	0.53

		13,394,075	0.53
HOME FURNISHINGS
Other securities[1]		11,861,599	0.47

		11,861,599	0.47
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		15,792,590	0.63

		15,792,590	0.63
HOUSEWARES
Other securities[1]		701,649	0.03

		701,649	0.03
INSURANCE
Other securities[1]		6,470,812	0.26

		6,470,812	0.26
INTERNET
aQuantive Inc.[2]	313,933	7,415,097	0.29
Digital River Inc.[2]	162,910	8,327,959	0.33
Equinix Inc.[2,3]	117,957	7,089,216	0.28
ValueClick Inc.[2]	395,338	7,329,567	0.29
WebEx Communications Inc.[2]	172,488	6,730,482	0.27
Other securities[1]		99,008,382	3.92

		135,900,703	5.38
INVESTMENT COMPANIES
Other securities[1]		1,886,004	0.07

		1,886,004	0.07
IRON & STEEL
Other securities[1]		15,294,958	0.61

		15,294,958	0.61
LEISURE TIME
Other securities[1]		18,952,431	0.75

		18,952,431	0.75
LODGING
Other securities[1]		5,222,262	0.21

		5,222,262	0.21
MACHINERY
Other securities[1]		45,372,971	1.80

		45,372,971	1.80

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	185,125	$8,404,675	0.33%
Other securities[1]		48,502,415	1.92

		56,907,090	2.25
MEDIA
Other securities[1]		21,387,463	0.85

		21,387,463	0.85
METAL FABRICATE & HARDWARE
Other securities[1]		19,885,257	0.79

		19,885,257	0.79
MINING
Other securities[1]		18,531,095	0.73

		18,531,095	0.73
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		1,407,625	0.06

		1,407,625	0.06
OFFICE FURNISHINGS
Herman Miller Inc.	273,511	9,356,811	0.37
Other securities[1]		5,059,161	0.20

		14,415,972	0.57
OIL & GAS
Other securities[1]		79,603,720	3.15

		79,603,720	3.15
OIL & GAS SERVICES
Maverick Tube Corp.[2]	128,054	8,301,741	0.33
Veritas DGC Inc.[2]	102,059	6,717,523	0.27
Other securities[1]		39,785,218	1.57

		54,804,482	2.17
PACKAGING & CONTAINERS
Other securities[1]		4,441,471	0.18

		4,441,471	0.18
PHARMACEUTICALS
Alkermes Inc.[2]	398,292	6,312,928	0.25
Medicis Pharmaceutical Corp. Class A	224,457	7,261,184	0.29
OSI Pharmaceuticals Inc.[2]	234,623	8,805,401	0.35
Valeant Pharmaceuticals International	382,645	7,568,718	0.30
Other securities[1]		123,867,418	4.90

		153,815,649	6.09
REAL ESTATE
Other securities[1]		3,913,682	0.15

		3,913,682	0.15
REAL ESTATE INVESTMENT TRUSTS
Home Properties Inc.	123,651	7,067,891	0.28
Washington Real Estate Investment Trust	185,544	7,384,651	0.29
Other securities[1]		56,318,171	2.23

		70,770,713	2.80
RETAIL
Aeropostale Inc.[2]	224,815	6,571,342	0.26
Men’s Wearhouse Inc. (The)	196,388	7,307,597	0.29
PETCO Animal Supplies Inc.[2]	239,125	6,848,540	0.27
Ruby Tuesday Inc.[3]	222,945	6,284,820	0.25
Sonic Corp.[2]	353,844	8,000,413	0.32
Other securities[1]		152,474,135	6.04

		187,486,847	7.43
SAVINGS & LOANS
Other securities[1]		7,514,971	0.30

		7,514,971	0.30
SEMICONDUCTORS
FormFactor Inc.[2]	188,748	7,951,953	0.32
Tessera Technologies Inc.[2]	190,325	6,619,504	0.26
Varian Semiconductor Equipment Associates Inc.[2]	202,432	7,429,254	0.29
Other securities[1]		85,090,359	3.37

		107,091,070	4.24
SOFTWARE
Other securities[1]		127,853,555	5.07

		127,853,555	5.07
STORAGE & WAREHOUSING
Other securities[1]		3,835,549	0.15

		3,835,549	0.15

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
CommScope Inc.[2]	239,216	$7,860,638	0.31%
InterDigital Communications Corp.[2]	213,265	7,272,337	0.29
Time Warner Telecom Inc. Class A2	384,498	7,309,307	0.29
Other securities[1]		96,390,067	3.82

		118,832,349	4.71
TOYS, GAMES & HOBBIES
Other securities[1]		3,961,629	0.16

		3,961,629	0.16
TRANSPORTATION
American Commercial Lines Inc.[2]	126,832	7,540,162	0.30
Other securities[1]		43,664,882	1.73

		51,205,044	2.03
TRUCKING & LEASING
Other securities[1]		3,531,178	0.14

		3,531,178	0.14

TOTAL COMMON STOCKS (Cost: $2,661,583,717)		2,521,554,762	99.91

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		7,822,390	0.31

		7,822,390	0.31
COMMERCIAL PAPER[4]
Other securities[1]		24,732,144	0.98

		24,732,144	0.98
MEDIUM-TERM NOTES[4]
Other securities[1]		6,446,044	0.26

		6,446,044	0.26
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	4,129,338	4,129,338	0.16

		4,129,338	0.16

Security	Principal	Value	% of Net Assets
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$38,955,502	$38,955,502	1.54%

		38,955,502	1.54
TIME DEPOSITS[4]
Other securities[1]		281,152	0.01

		281,152	0.01
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		104,472,740	4.14

		104,472,740	4.14

TOTAL SHORT-TERM INVESTMENTS (Cost: $186,839,310)		186,839,310	7.40

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,848,423,027)		2,708,394,072	107.31
Other Assets, Less Liabilities		(184,496,707)	(7.31)

NET ASSETS		$2,523,897,365	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $38,955,502, due 10/2/06 to 6/4/07, with a total maturity value of $39,014,603 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $42,061,267, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$3,209,469	0.09%

		3,209,469	0.09
AEROSPACE & DEFENSE
Other securities[1]		34,842,488	0.99

		34,842,488	0.99
AGRICULTURE
Other securities[1]		10,656,906	0.30

		10,656,906	0.30
AIRLINES
Other securities[1]		17,890,390	0.51

		17,890,390	0.51
APPAREL
Other securities[1]		44,140,491	1.25

		44,140,491	1.25
AUTO MANUFACTURERS
Other securities[1]		3,211,096	0.09

		3,211,096	0.09
AUTO PARTS & EQUIPMENT
Other securities[1]		46,520,595	1.32

		46,520,595	1.32
BANKS
Cathay General Bancorp	254,267	9,179,039	0.26
First Midwest Bancorp Inc.	266,271	10,089,008	0.28
FirstMerit Corp.	425,854	9,867,037	0.28
Texas Regional Bancshares Inc. Class A	217,575	8,365,759	0.24
Umpqua Holdings Corp.	299,397	8,562,754	0.24
Other securities[1]		406,057,338	11.48

		452,120,935	12.78
BEVERAGES
Other securities[1]		1,263,014	0.04

		1,263,014	0.04
BIOTECHNOLOGY
Other securities[1]		26,588,168	0.75

		26,588,168	0.75
BUILDING MATERIALS
Other securities[1]		16,740,438	0.47

		16,740,438	0.47
CHEMICALS
Other securities[1]		82,296,165	2.33

		82,296,165	2.33
COAL
Other securities[1]		416,278	0.01

		416,278	0.01
COMMERCIAL SERVICES
Rent-A-Center Inc.[2]	370,636	10,855,928	0.31
Other securities[1]		126,077,845	3.56

		136,933,773	3.87
COMPUTERS
Other securities[1]		79,105,494	2.24

		79,105,494	2.24
COSMETICS & PERSONAL CARE
Other securities[1]		4,418,606	0.13

		4,418,606	0.13
DISTRIBUTION & WHOLESALE
Other securities[1]		22,557,940	0.64

		22,557,940	0.64
DIVERSIFIED FINANCIAL SERVICES
Knight Capital Group Inc. Class A2	557,225	10,141,495	0.29
Other securities[1]		53,672,901	1.51

		63,814,396	1.80
ELECTRIC
Aquila Inc.[2]	1,995,764	8,641,658	0.24
Duquesne Light Holdings Inc.	468,724	9,215,114	0.26
IDACORP Inc.	228,458	8,637,997	0.24
PNM Resources Inc.	367,377	10,128,584	0.29
Westar Energy Inc.	465,095	10,934,383	0.31
Other securities[1]		69,073,164	1.96

		116,630,900	3.30
ELECTRICAL COMPONENTS & EQUIPMENT
Belden CDT Inc.	227,063	8,680,618	0.24
Other securities[1]		17,995,888	0.51

		26,676,506	0.75

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$66,975,520	1.89%

		66,975,520	1.89
ENERGY – ALTERNATE SOURCES
Other securities[1]		6,014,928	0.17

		6,014,928	0.17
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[2]	167,921	9,208,788	0.26
Washington Group International Inc.	154,551	9,096,872	0.26
Other securities[1]		19,296,905	0.54

		37,602,565	1.06
ENTERTAINMENT
Other securities[1]		19,923,828	0.56

		19,923,828	0.56
ENVIRONMENTAL CONTROL
Other securities[1]		19,707,840	0.56

		19,707,840	0.56
FOOD
Other securities[1]		69,356,273	1.96

		69,356,273	1.96
FOREST PRODUCTS & PAPER
Other securities[1]		29,867,101	0.84

		29,867,101	0.84
GAS
Nicor Inc.	236,911	10,130,314	0.29
Piedmont Natural Gas Co.[3]	407,514	10,314,179	0.29
Other securities[1]		47,904,572	1.35

		68,349,065	1.93
HAND & MACHINE TOOLS
Other securities[1]		5,953,417	0.17

		5,953,417	0.17
HEALTH CARE – PRODUCTS
Steris Corp.	361,203	8,690,544	0.25
Other securities[1]		29,194,138	0.82

		37,884,682	1.07
HEALTH CARE – SERVICES
Other securities[1]		44,051,887	1.25

		44,051,887	1.25
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		2,717,088	0.08

		2,717,088	0.08
HOME BUILDERS
Other securities[1]		24,275,743	0.69

		24,275,743	0.69
HOME FURNISHINGS
Other securities[1]		19,857,027	0.56

		19,857,027	0.56
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		42,256,783	1.19

		42,256,783	1.19
HOUSEWARES
Other securities[1]		1,608,892	0.05

		1,608,892	0.05
INSURANCE
Commerce Group Inc.	290,176	8,719,789	0.25
Delphi Financial Group Inc. Class A	221,052	8,815,554	0.25
Ohio Casualty Corp.	339,443	8,781,390	0.25
Phoenix Companies Inc.	601,137	8,415,918	0.24
ProAssurance Corp.[2]	175,305	8,639,030	0.24
Other securities[1]		124,157,788	3.50

		167,529,469	4.73
INTERNET
TIBCO Software Inc.[2]	980,010	8,800,490	0.25
Other securities[1]		58,702,064	1.66

		67,502,554	1.91
INVESTMENT COMPANIES
Apollo Investment Corp.	433,451	8,890,080	0.25
Other securities[1]		17,011,136	0.48

		25,901,216	0.73
IRON & STEEL
Other securities[1]		26,887,836	0.76

		26,887,836	0.76

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[1]		$15,256,920	0.43%

		15,256,920	0.43
LODGING
Gaylord Entertainment Co.[2]	216,875	9,509,969	0.27
Other securities[1]		17,889,917	0.50

		27,399,886	0.77
MACHINERY
Other securities[1]		30,795,643	0.87

		30,795,643	0.87
MANUFACTURING
AptarGroup Inc.	187,579	9,544,020	0.27
Other securities[1]		36,742,252	1.04

		46,286,272	1.31
MEDIA
Other securities[1]		66,399,578	1.88

		66,399,578	1.88
METAL FABRICATE & HARDWARE
Other securities[1]		29,218,720	0.83

		29,218,720	0.83
MINING
Other securities[1]		15,621,060	0.44

		15,621,060	0.44
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		12,184,179	0.34

		12,184,179	0.34
OFFICE FURNISHINGS
Other securities[1]		131,954	0.00

		131,954	0.00
OIL & GAS
Houston Exploration Co.[2]	155,174	8,557,846	0.24
Other securities[1]		75,054,287	2.12

		83,612,133	2.36
OIL & GAS SERVICES
Hanover Compressor Co.[2,3]	545,820	9,944,840	0.28
Universal Compression Holdings Inc.[2]	160,820	8,595,829	0.24
Other securities[1]		29,495,176	0.84

		48,035,845	1.36
PACKAGING & CONTAINERS
Other securities[1]		10,467,845	0.30

		10,467,845	0.30
PHARMACEUTICALS
Other securities[1]		36,485,525	1.03

		36,485,525	1.03
REAL ESTATE
Other securities[1]		8,360,471	0.24

		8,360,471	0.24
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	115,335	10,818,423	0.31
BioMed Realty Trust Inc.	346,227	10,504,527	0.30
Crescent Real Estate Equities Co.	420,904	9,179,916	0.26
First Industrial Realty Trust Inc.	238,927	10,512,788	0.30
Healthcare Realty Trust Inc.	255,215	9,802,808	0.28
Highwoods Properties Inc.	288,554	10,737,094	0.30
KKR Financial Corp.	429,059	10,529,108	0.30
LaSalle Hotel Properties	213,276	9,243,382	0.26
Nationwide Health Properties Inc.	425,019	11,365,008	0.32
Pennsylvania Real Estate Investment Trust	195,643	8,328,523	0.23
Post Properties Inc.	229,025	10,883,268	0.31
Realty Income Corp.	473,932	11,710,860	0.33
Sunstone Hotel Investors Inc.	309,279	9,191,772	0.26
Other securities[1]		278,495,289	7.86

		411,302,766	11.62
RETAIL
Big Lots Inc.[2]	602,799	11,941,448	0.34
Jack in the Box Inc.[2]	188,694	9,846,053	0.28
Regis Corp.	243,758	8,738,724	0.25
Other securities[1]		175,085,187	4.94

		205,611,412	5.81

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
First Niagara Financial Group Inc.	593,320	$8,650,606	0.25%
Other securities[1]		112,859,594	3.18

		121,510,200	3.43
SEMICONDUCTORS
Other securities[1]		77,845,264	2.20

		77,845,264	2.20
SOFTWARE
Sybase Inc. [2]	453,532	10,993,616	0.31
Other securities[1]		79,621,393	2.25

		90,615,009	2.56
STORAGE & WAREHOUSING
Other securities[1]		366,205	0.01

		366,205	0.01
TELECOMMUNICATIONS
3Com Corp. [2]	2,089,119	9,213,015	0.26
Other securities[1]		136,609,794	3.86

		145,822,809	4.12
TEXTILES
Other securities[1]		5,745,921	0.16

		5,745,921	0.16
TOYS, GAMES & HOBBIES
Other securities[1]		10,385,408	0.29

		10,385,408	0.29
TRANSPORTATION
Other securities[1]		40,767,188	1.15

		40,767,188	1.15
TRUCKING & LEASING
Other securities[1]		4,843,324	0.14

		4,843,324	0.14
WATER
Other securities[1]		12,486,766	0.35

		12,486,766	0.35

TOTAL COMMON STOCKS (Cost: $3,508,962,121)		3,531,816,065	99.82

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		5,902,340	0.17

		5,902,340	0.17

Security	Shares or Principal	Value	% of Net Assets
COMMERCIAL PAPER [4]
Other securities[1]		$18,661,493	0.53%

		18,661,493	0.53
MEDIUM-TERM NOTES [4]
Other securities[1]		4,863,828	0.14

		4,863,828	0.14
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	21,012,129	21,012,129	0.59

		21,012,129	0.59
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$29,393,652	29,393,652	0.83

		29,393,652	0.83
TIME DEPOSITS[4]
Other securities[1]		212,142	0.00

		212,142	0.00
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		78,829,307	2.23

		78,829,307	2.23

TOTAL SHORT-TERM INVESTMENTS (Cost: $158,874,891)		158,874,891	4.49

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,667,837,012)		3,690,690,956	104.31
Other Assets, Less Liabilities		(152,350,897)	(4.31)

NET ASSETS		$3,538,340,059	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $29,393,652, due 10/2/06 to 6/4/07, with a total maturity value of $29,438,244 and effective yields of 5.35% to 5.58%. Repurchase agreements are fully collateralized by non-U.S. Government debt securities with a total value of $31,737,087, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 10/1/06 to 12/20/54.

See notes to the financial statements.

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2006

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,788,246,307	$5,951,777,195	$6,944,609,729	$10,659,226,688	$2,844,293,689	$3,646,824,883

Affiliated issuers[a]	$13,867,868	$19,329,870	$45,241,991	$39,992,142	$4,129,338	$21,012,129

Investments in securities, at value (including securities on loanb ) (Note 1):
Unaffiliated issuers	$2,829,457,339	$6,246,848,932	$7,719,238,878	$9,226,940,451	$2,704,264,734	$3,669,678,827
Affiliated issuers[a]	13,867,868	19,329,870	45,241,991	39,992,142	4,129,338	21,012,129
Cash	—	—	—	978,690	19,993	679,688
Receivables:
Investment securities sold	—	1,069,647	2,960,242	38,008,672	13,719,939	12,255,331
Dividends and interest	3,027,025	4,541,373	10,715,973	11,514,039	1,274,382	6,231,739
Capital shares sold	—	246,625	40,868	531,220	–	–

Total Assets	2,846,352,232	6,272,036,447	7,778,197,952	9,317,965,214	2,723,408,386	3,709,857,714

LIABILITIES
Payables:
Investment securities purchased	119,104	2,558,691	247,731	44,050,133	13,580,520	15,069,768
Collateral for securities on loan (Note 5)	10,315,212	45,872,817	28,286,601	476,980,547	182,709,972	137,862,762
Capital shares redeemed	—	6,318	467,205	2,818,449	60,730	42,337
Short positions, at value (Proceeds: $—, $—, $2,837,632, $—, $— and $—, respectively)	—	—	2,846,344	—	—	—
Distribution to shareholders	12,282,504	15,847,889	40,992,908	31,374,011	2,660,273	17,820,097
Investment advisory fees (Note 2)	342,234	964,678	1,244,159	1,648,070	499,526	722,691

Total Liabilities	23,059,054	65,250,393	74,084,948	556,871,210	199,511,021	171,517,655

NET ASSETS	$2,823,293,178	$6,206,786,054	$7,704,113,004	$8,761,094,004	$2,523,897,365	$3,538,340,059

Net assets consist of:
Paid-in capital	$2,696,589,504	$6,157,305,327	$6,784,964,836	$10,336,232,067	$2,600,738,784	$3,214,673,370
Undistributed (distributions in excess of) net investment income	366,311	(1,453,784)	3,898,344	4,099,884	456,021	4,796,795
Undistributed net realized gain (accumulated net realized loss)	85,126,331	(244,137,226)	140,629,387	(146,951,710)	62,731,515	296,015,950
Net unrealized appreciation (depreciation) on investments	41,211,032	295,071,737	774,620,437	(1,432,286,237)	(140,028,955)	22,853,944

NET ASSETS	$2,823,293,178	$6,206,786,054	$7,704,113,004	$8,761,094,004	$2,523,897,365	$3,538,340,059

Shares outstanding	39,100,000	119,000,000	100,050,000	121,550,000	34,800,000	47,900,000

Net asset value per share	$72.21	$52.16	$77.00	$72.08	$72.53	$73.87

[a]	See Note 2.

[b]	Securities on loan with market values of $10,079,631, $44,864,323, $27,607,195, $460,189,055, $176,243,855 and $133,232,072, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2006

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$24,636,862	$33,828,148	$83,288,075	$55,889,109	$6,246,956	$32,063,809
Interest from affiliated issuers[b]	67,208	129,570	177,140	249,411	66,036	107,400
Securities lending income	68,992	144,207	224,935	3,821,352	1,472,631	994,603

Total investment income	24,773,062	34,101,925	83,690,150	59,959,872	7,785,623	33,165,812

EXPENSES
Investment advisory fees (Note 2)	2,007,318	5,624,190	6,726,554	9,258,626	3,222,573	4,284,328

Total expenses	2,007,318	5,624,190	6,726,554	9,258,626	3,222,573	4,284,328

Net investment income	22,765,744	28,477,735	76,963,596	50,701,246	4,563,050	28,881,484

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(23,625,556)	(83,201,842)	(31,486,230)	(298,282,704)	(14,945,503)	(7,301,657)
In-kind redemptions	170,419,798	102,443,094	227,277,490	535,167,460	256,184,911	387,033,911
Short positions	—	—	—	498	176	150
Net realized gain	146,794,242	19,241,252	195,791,260	236,885,254	241,239,584	379,732,404
Net change in unrealized appreciation (depreciation) on:
Investments	(56,520,865)	(49,068,438)	193,021,438	(878,950,322)	(527,344,607)	(402,730,866)
Short positions	—	—	(8,712)	127	45	38

Net change in unrealized appreciation (depreciation)	(56,520,865)	(49,068,438)	193,012,726	(878,950,195)	(527,344,562)	(402,730,828)

Net realized and unrealized gain (loss)	90,273,377	(29,827,186)	388,803,986	(642,064,941)	(286,104,978)	(22,998,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,039,121	$(1,349,451)	$465,767,582	$(591,363,695)	$(281,541,928)	$5,883,060

[a]	Net of foreign withholding tax of $1,828, $—, $9,494, $72,999, $35,997 and $14,596, respectively.

[b]	See Note 2.

See notes to the financial statements.

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,765,744	$40,005,891	$28,477,735	$42,543,111	$76,963,596	$129,829,502
Net realized gain	146,794,242	258,959,809	19,241,252	98,152,932	195,791,260	438,741,871
Net change in unrealized appreciation (depreciation)	(56,520,865)	(21,222,857)	(49,068,438)	383,452,261	193,012,726	135,359,877

Net increase (decrease) in net assets resulting from operations	113,039,121	277,742,843	(1,349,451)	524,148,304	465,767,582	703,931,250

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,049,386)	(38,673,622)	(30,669,295)	(41,700,972)	(74,251,192)	(126,175,688)
Return of capital	—	—	—	—	—	(1,725,054)

Total distributions to shareholders	(23,049,386)	(38,673,622)	(30,669,295)	(41,700,972)	(74,251,192)	(127,900,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,486,915,743	1,701,626,896	964,947,521	3,355,505,478	2,053,109,307	1,961,351,651
Cost of shares redeemed	(1,289,360,258)	(1,389,740,419)	(580,207,910)	(1,113,879,262)	(834,788,086)	(1,234,485,971)

Net increase in net assets from capital share transactions	197,555,485	311,886,477	384,739,611	2,241,626,216	1,218,321,221	726,865,680

INCREASE IN NET ASSETS	287,545,220	550,955,698	352,720,865	2,724,073,548	1,609,837,611	1,302,896,188
NET ASSETS
Beginning of period	2,535,747,958	1,984,792,260	5,854,065,189	3,129,991,641	6,094,275,393	4,791,379,205

End of period	$2,823,293,178	$2,535,747,958	$6,206,786,054	$5,854,065,189	$7,704,113,004	$6,094,275,393

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$366,311	$649,953	$(1,453,784)	$737,776	$3,898,344	$1,185,940

SHARES ISSUED AND REDEEMED
Shares sold	21,800,000	25,700,000	18,900,000	66,850,000	27,850,000	28,600,000
Shares redeemed	(18,650,000)	(21,050,000)	(11,300,000)	(22,150,000)	(11,400,000)	(17,700,000)

Net increase in shares outstanding	3,150,000	4,650,000	7,600,000	44,700,000	16,450,000	10,900,000

See notes to the financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[a]	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006[b]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$50,701,246	$89,565,817	$4,563,050	$10,241,135	$28,881,484	$52,261,481
Net realized gain	236,885,254	1,517,986,078	241,239,584	263,849,070	379,732,404	422,515,009
Net change in unrealized appreciation (depreciation)	(878,950,195)	153,416,364	(527,344,562)	323,802,713	(402,730,828)	156,062,250

Net increase (decrease) in net assets resulting from operations	(591,363,695)	1,760,968,259	(281,541,928)	597,892,918	5,883,060	630,838,740

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,640,134)	(79,680,127)	(4,852,590)	(9,081,699)	(27,717,347)	(45,788,329)
Return of capital	—	(5,057,568)	—	—	—	(3,228,302)

Total distributions to shareholders	(48,640,134)	(84,737,695)	(4,852,590)	(9,081,699)	(27,717,347)	(49,016,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,670,867,120	34,152,753,808	1,568,015,048	1,283,119,908	1,836,941,049	1,337,501,405
Cost of shares redeemed	(49,478,491,200)	(33,528,367,599)	(1,467,893,508)	(1,267,493,544)	(1,780,978,726)	(1,126,443,994)

Net increase in net assets from capital share transactions	192,375,920	624,386,209	100,121,540	15,626,364	55,962,323	211,057,411

INCREASE (DECREASE) IN NET ASSETS	(447,627,909)	2,300,616,773	(186,272,978)	604,437,583	34,128,036	792,879,520
NET ASSETS
Beginning of period	9,208,721,913	6,908,105,140	2,710,170,343	2,105,732,760	3,504,212,023	2,711,332,503

End of period	$8,761,094,004	$9,208,721,913	$2,523,897,365	$2,710,170,343	$3,538,340,059	$3,504,212,023

Undistributed net investment income included in net assets at end of period	$4,099,884	$2,038,772	$456,021	$745,561	$4,796,795	$3,632,658

SHARES ISSUED AND REDEEMED
Shares sold	695,100,000	510,500,000	21,200,000	18,850,000	25,650,000	19,800,000
Shares redeemed	(694,750,000)	(502,300,000)	(20,350,000)	(18,450,000)	(24,650,000)	(17,000,000)

Net increase in shares outstanding	350,000	8,200,000	850,000	400,000	1,000,000	2,800,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005.

See notes to the financial statements.

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$70.54	$63.41	$60.52	$45.17	$60.81	$61.10

Income from investment operations:
Net investment income	0.60[a]	1.14	1.20	0.88	0.72	0.70
Net realized and unrealized gain (loss)[b]	1.67	7.09	3.08	15.36	(15.64)	(0.30)

Total from investment operations	2.27	8.23	4.28	16.24	(14.92)	0.40

Less distributions from:
Net investment income	(0.60)	(1.10)	(1.18)	(0.89)	(0.72)	(0.69)
Return of capital	—	—	(0.21)	—	—	—

Total distributions	(0.60)	(1.10)	(1.39)	(0.89)	(0.72)	(0.69)

Net asset value, end of period	$72.21	$70.54	$63.41	$60.52	$45.17	$60.81

Total return	3.25%[c]	13.06%	7.12%	36.12%	(24.59)%	0.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,823,293	$2,535,748	$1,984,792	$2,084,785	$919,140	$419,571
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.70%	1.72%	1.87%	1.62%	1.66%	1.23%
Portfolio turnover rate[e]	5%	7%	5%	5%	5%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$52.55	$46.93	$47.03	$35.97	$49.59	$50.99

Income from investment operations:
Net investment income	0.26[a]	0.44	0.53	0.37	0.31	0.23
Net realized and unrealized gain (loss)[b]	(0.38)	5.61	(0.06)	11.07	(13.63)	(1.41)

Total from investment operations	(0.12)	6.05	0.47	11.44	(13.32)	(1.18)

Less distributions from:
Net investment income	(0.27)	(0.43)	(0.53)	(0.38)	(0.30)	(0.22)
Return of capital	—	—	(0.04)	—	—	—

Total distributions	(0.27)	(0.43)	(0.57)	(0.38)	(0.30)	(0.22)

Net asset value, end of period	$52.16	$52.55	$46.93	$47.03	$35.97	$49.59

Total return	(0.22)%[c]	12.93%	0.98%	31.88%	(26.87)%	(2.30)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,206,786	$5,854,065	$3,129,992	$1,646,146	$915,350	$483,465
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.01%	0.96%	1.27%	0.87%	0.92%	0.52%
Portfolio turnover rate[e]	16%	18%	14%	9%	13%	22%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$72.90	$65.91	$59.75	$43.45	$57.62	$56.18

Income from investment operations:
Net investment income	0.85[a]	1.59	1.40	1.15	1.02	0.90
Net realized and unrealized gain (loss)[b]	4.03	6.97	6.30	16.32	(14.18)	1.43

Total from investment operations	4.88	8.56	7.70	17.47	(13.16)	2.33

Less distributions from:
Net investment income	(0.78)	(1.55)	(1.54)	(1.17)	(1.01)	(0.89)
Return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.78)	(1.57)	(1.54)	(1.17)	(1.01)	(0.89)

Net asset value, end of period	$77.00	$72.90	$65.91	$59.75	$43.45	$57.62

Total return	6.75%[c]	13.10%	13.02%	40.48%	(22.95)%	4.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,704,113	$6,094,275	$4,791,379	$2,706,693	$984,133	$691,389
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.29%	2.38%	2.42%	2.29%	2.29%	1.82%
Portfolio turnover rate[e]	12%	7%	15%	12%	20%	16%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$75.98	$61.14	$58.80	$36.31	$50.39	$44.90

Income from investment operations:
Net investment income	0.39[b]	0.81	0.74	0.50	0.51	0.52
Net realized and unrealized gain (loss)[c]	(3.95)	14.80	2.36	22.48	(14.07)	5.45

Total from investment operations	(3.56)	15.61	3.10	22.98	(13.56)	5.97

Less distributions from:
Net investment income	(0.34)	(0.72)	(0.61)	(0.45)	(0.52)	(0.48)
Return of capital	—	(0.05)	(0.15)	(0.04)	—	—

Total distributions	(0.34)	(0.77)	(0.76)	(0.49)	(0.52)	(0.48)

Net asset value, end of period	$72.08	$75.98	$61.14	$58.80	$36.31	$50.39

Total return	(4.69)%[d]	25.69%	5.27%	63.44%	(26.99)%	13.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,761,094	$9,208,722	$6,908,105	$5,280,402	$1,706,545	$2,438,900
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.10%	1.19%	1.20%	1.08%	1.28%	1.25%
Portfolio turnover rate[f]	17%	20%	17%	26%	30%	20%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep.30, 2006 (Unaudited)	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of period	$79.83	$62.76	$62.52	$38.56	$56.68	$54.48

Income from investment operations:
Net investment income	0.13[a]	0.30	0.20	0.20	0.21	0.11
Net realized and unrealized gain (loss)[b]	(7.29)	17.04	0.25	23.97	(18.14)	2.19

Total from investment operations	(7.16)	17.34	0.45	24.17	(17.93)	2.30

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.17)	(0.21)	(0.19)	(0.10)
Return of capital	—	—	(0.04)	—	—	—

Total distributions	(0.14)	(0.27)	(0.21)	(0.21)	(0.19)	(0.10)

Net asset value, end of period	$72.53	$79.83	$62.76	$62.52	$38.56	$56.68

Total return	(8.97)%[c]	27.67%	0.74%	62.76%	(31.65)%	4.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,523,897	$2,710,170	$2,105,733	$1,522,368	$638,186	$436,412
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.35%	0.45%	0.37%	0.38%	0.58%	0.22%
Portfolio turnover rate[e]	36%	38%	22%	37%	41%	28%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2006 (Unaudited)	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of period	$74.72	$61.48	$57.08	$35.30	$46.94	$38.83

Income from investment operations:
Net investment income	0.61[b]	1.15	0.99	0.74	0.74	0.77
Net realized and unrealized gain (loss)[c]	(0.88)	13.18	4.45	21.75	(11.63)	8.05

Total from investment operations	(0.27)	14.33	5.44	22.49	(10.89)	8.82

Less distributions from:
Net investment income	(0.58)	(1.02)	(1.04)	(0.66)	(0.75)	(0.71)
Return of capital	—	(0.07)	—	(0.05)	—	—

Total distributions	(0.58)	(1.09)	(1.04)	(0.71)	(0.75)	(0.71)

Net asset value, end of period	$73.87	$74.72	$61.48	$57.08	$35.30	$46.94

Total return	(0.33)%[d]	23.51%	9.58%	64.00%	(23.35)%	23.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,538,340	$3,504,212	$2,711,333	$1,712,273	$635,447	$837,968
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.69%	1.80%	1.84%	1.64%	1.85%	2.07%
Portfolio turnover rate[f]	31%	14%	23%	16%	45%	26%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	43

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2006.

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Russell 1000	$11,319,502	$9,766,316	$5,661,012	$—	$3,598,844	$30,345,674
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,440,477	77,003,119	205,178,010
Russell 1000 Value	—	—	6,460,764	—	9,887,276	16,348,040
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,709,133	357,827,336
Russell 2000 Growth	14,797,300	71,115,684	4,816,733	24,718,345	39,934,293	155,382,355
Russell 2000 Value	—	6,918,898	43,266,719	—	11,969,163	62,154,780

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2006 are disclosed in the Funds’ Statements of Operations.

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$2,849,022,517	$124,653,756	$(130,351,066)	$(5,697,310)
Russell 1000 Growth	6,062,365,671	443,429,432	(239,616,301)	203,813,131
Russell 1000 Value	7,051,256,358	792,983,058	(79,758,547)	713,224,511
Russell 2000	10,721,695,209	26,058,704	(1,480,821,320)	(1,454,762,616)
Russell 2000 Growth	2,880,625,392	82,434,058	(254,665,378)	(172,231,320)
Russell 2000 Value	3,707,818,543	196,995,235	(214,122,822)	(17,127,587)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of September 30, 2006, in order to track the performance of its benchmark index, the iShares Russell 1000 Value Index Fund sold non-index securities that the Fund received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Fund’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Fund are included in its Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO THE FINANCIAL STATEMENTS	45

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$68,992
Russell 1000 Growth	144,207
Russell 1000 Value	224,935
Russell 2000	3,821,352
Russell 2000 Growth	1,472,631
Russell 2000 Value	994,603

Cross trades for the six months ended September 30, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended September 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 1000
IMMF	2,819	337,145	326,096	13,868	$13,867,868	$67,208

Russell 1000 Growth
IMMF	4,639	632,791	618,100	19,330	19,329,870	129,570

Russell 1000 Value
IMMF	5,003	876,002	835,763	45,242	45,241,991	177,140

Russell 2000
IMMF	8,771	1,286,834	1,255,613	39,992	39,992,142	249,411

Russell 2000 Growth
IMMF	3,186	330,706	329,763	4,129	4,129,338	66,036

Russell 2000 Value
IMMF	5,017	548,534	532,539	21,012	21,012,129	107,400

As of September 30, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$150,096,008	$154,037,839
Russell 1000 Growth	887,299,883	887,927,403
Russell 1000 Value	840,504,116	804,243,304
Russell 2000	1,651,970,524	1,649,279,858
Russell 2000 Growth	938,178,833	953,867,241
Russell 2000 Value	1,099,227,774	1,082,980,086

NOTES TO THE FINANCIAL STATEMENTS	47

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$1,484,186,499	$1,286,922,432
Russell 1000 Growth	963,577,531	578,704,257
Russell 1000 Value	2,015,519,088	831,489,939
Russell 2000	49,523,331,165	49,364,772,290
Russell 2000 Growth	1,564,463,338	1,464,641,274
Russell 2000 Value	1,823,799,039	1,789,519,870

4.	CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of September 30, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	49

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Index and iShares Russell 2000 Index Funds for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board also reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	51

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-010-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.90%
AEROSPACE & DEFENSE—2.65%
Boeing Co. (The)	311,685	$24,576,362
General Dynamics Corp.	158,191	11,337,549
Raytheon Co.	175,934	8,446,591
United Technologies Corp.	396,518	25,119,415

		69,479,917
AGRICULTURE—2.40%
Altria Group Inc.	820,775	62,830,326

		62,830,326
AUTO MANUFACTURERS—0.51%
Ford Motor Co.	737,473	5,966,157
General Motors Corp.	221,767	7,375,970

		13,342,127
BANKS—7.55%
Bank of America Corp.	1,774,424	95,055,894
U.S. Bancorp	696,752	23,146,101
Wachovia Corp.	567,901	31,688,876
Wells Fargo & Co.	1,320,198	47,764,764

		197,655,635
BEVERAGES—3.52%
Anheuser-Busch Companies Inc.	301,364	14,317,804
Coca-Cola Co. (The)	799,012	35,699,856
PepsiCo Inc.	646,398	42,183,933

		92,201,593
BIOTECHNOLOGY—1.36%
Amgen Inc. (1)	458,927	32,827,048
MedImmune Inc. (1)	93,907	2,743,023

		35,570,071
CHEMICALS—1.15%
Dow Chemical Co. (The)	376,132	14,661,625
Du Pont (E.I.) de Nemours and Co.	361,384	15,481,691

		30,143,316
COMPUTERS—4.69%
Computer Sciences Corp. (1)	67,347	3,308,085
Dell Inc. (1)	890,645	20,342,332
EMC Corp. (1)	901,135	10,795,597
Hewlett-Packard Co.	1,073,825	39,398,639
International Business Machines Corp.	596,639	48,888,600
Unisys Corp. (1)	11,840	67,014

		122,800,267
COSMETICS & PERSONAL CARE—3.63%
Avon Products Inc.	175,488	5,380,462

Colgate-Palmolive Co.	202,491	12,574,691
Procter & Gamble Co.	1,244,817	77,153,758

		95,108,911
DIVERSIFIED FINANCIAL SERVICES—11.03%
American Express Co.	476,304	26,711,128
Citigroup Inc.	1,938,371	96,278,888
Goldman Sachs Group Inc. (The)	169,260	28,633,714
JP Morgan Chase & Co.	1,361,055	63,915,143
Lehman Brothers Holdings Inc.	210,586	15,553,882
Merrill Lynch & Co. Inc.	347,581	27,187,786
Morgan Stanley	420,290	30,643,344

		288,923,885
ELECTRIC—1.65%
AES Corp. (The) (1)	259,332	5,287,779
American Electric Power Co. Inc.	154,451	5,617,383
Entergy Corp.	81,695	6,391,000
Exelon Corp.	262,508	15,892,234
Southern Co. (The)	291,034	10,029,032

		43,217,428
FOOD—0.52%
Campbell Soup Co.	90,387	3,299,125
Heinz (H.J.) Co.	129,977	5,449,936
Sara Lee Corp.	298,003	4,788,908

		13,537,969
FOREST PRODUCTS & PAPER—0.46%
International Paper Co.	178,261	6,173,178
Weyerhaeuser Co.	96,566	5,941,706

		12,114,884
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	29,046	2,304,800

		2,304,800
HEALTH CARE–PRODUCTS—4.09%
Baxter International Inc.	255,806	11,628,941
Johnson & Johnson	1,146,815	74,474,166
Medtronic Inc.	450,603	20,926,003

		107,029,110
HEALTH CARE–SERVICES—0.32%
HCA Inc.	166,185	8,290,970

		8,290,970
INSURANCE—3.76%
Allstate Corp. (The)	246,817	15,482,830
American International Group Inc.	1,018,852	67,509,134
CIGNA Corp.	43,469	5,056,314
Hartford Financial Services Group Inc. (The)	119,285	10,347,974

		98,396,252
IRON & STEEL—0.09%
Allegheny Technologies Inc.	39,419	2,451,468

		2,451,468
LODGING—0.18%
Harrah’s Entertainment Inc.	72,828	4,837,964

		4,837,964

MACHINERY—0.80%
Caterpillar Inc.	257,081	16,915,930
Rockwell Automation Inc.	69,002	4,009,016

		20,924,946
MANUFACTURING—7.74%
Eastman Kodak Co. (2)	112,621	2,522,710
General Electric Co.	4,047,424	142,874,067
Honeywell International Inc.	321,085	13,132,376
3M Co.	295,315	21,977,342
Tyco International Ltd.	789,904	22,109,413

		202,615,908
MEDIA—3.78%
CBS Corp. Class B	306,067	8,621,907
Clear Channel Communications Inc.	194,562	5,613,114
Comcast Corp. Class A (1)	820,539	30,236,862
Time Warner Inc.	1,594,476	29,067,297
Walt Disney Co. (The)	819,444	25,329,014

		98,868,194
MINING—0.36%
Alcoa Inc.	339,844	9,529,226

		9,529,226
OFFICE & BUSINESS EQUIPMENT—0.23%
Xerox Corp. (1)	383,542	5,967,914

		5,967,914
OIL & GAS—8.11%
Exxon Mobil Corp.	2,330,797	156,396,479
Chevron Corp.	861,749	55,893,040

		212,289,519
OIL & GAS SERVICES—1.87%
Baker Hughes Inc.	129,000	8,797,800
Halliburton Co.	404,305	11,502,477
Schlumberger Ltd.	464,256	28,797,800

		49,098,077
PHARMACEUTICALS—6.31%
Abbott Laboratories	598,994	29,087,149
Bristol-Myers Squibb Co.	770,991	19,213,096
Merck & Co. Inc.	853,199	35,749,038
Pfizer Inc.	2,858,720	81,073,299

		165,122,582
PIPELINES—0.36%
El Paso Corp.	272,850	3,721,674
Williams Companies Inc.	233,590	5,575,793

		9,297,467
RETAIL—4.58%
Home Depot Inc.	809,231	29,350,808
Limited Brands Inc.	133,197	3,528,389
McDonald’s Corp.	480,772	18,807,801
OfficeMax Inc.	29,099	1,185,493
RadioShack Corp.	53,095	1,024,734
Target Corp.	336,694	18,602,344
Wal-Mart Stores Inc.	964,367	47,562,580

		120,062,149
SEMICONDUCTORS—2.64%
Intel Corp.	2,261,431	46,517,636
National Semiconductor Corp.	116,715	2,746,304
Texas Instruments Inc.	600,849	19,978,229

		69,242,169

SOFTWARE—4.61%
Microsoft Corp.	3,386,375	92,549,629
Oracle Corp. (1)	1,581,416	28,054,320

		120,603,949
TELECOMMUNICATIONS—6.53%
AT&T Inc.	1,522,876	49,584,843
Cisco Systems Inc. (1)	2,393,393	55,048,039
Lucent Technologies Inc. (1)	1,757,203	4,111,855
Sprint Nextel Corp.	1,171,258	20,087,075
Verizon Communications Inc.	1,136,457	42,196,648

		171,028,460
TRANSPORTATION—2.33%
Burlington Northern Santa Fe Corp.	141,904	10,421,430
FedEx Corp.	120,132	13,055,946
Norfolk Southern Corp.	162,282	7,148,522
United Parcel Service Inc. Class B	423,823	30,489,827

		61,115,725

TOTAL COMMON STOCKS (Cost: $2,548,528,417)		2,616,003,178

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.41%
CERTIFICATES OF DEPOSIT (3)—0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,922	1,922
Societe Generale
5.33%, 12/08/06	2,748	2,748
Washington Mutual Bank
5.36%, 11/13/06	6,870	6,870
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,198	2,198

		13,738
COMMERCIAL PAPER (3)—0.00%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	1,489	1,472
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	687	684
Atlantis One Funding
5.30%, 11/14/06 (4)	3,770	3,747
Beta Finance Inc.
5.27%, 01/25/07 (4)	550	540
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	868	858
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	1,393	1,384
CC USA Inc.
5.03%, 10/24/06 (4)	550	548
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	3,160	3,142

Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	1,649	1,636
Curzon Funding LLC
5.29%, 11/17/06 (4)	2,748	2,729
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	2,027	2,007
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	2,748	2,734
Five Finance Inc.
5.19%, 12/01/06 (4)	1,237	1,226
Galleon Capital Corp.
5.27%, 12/18/06 (4)	384	380
General Electric Capital Services Inc.
5.22%, 12/11/06	275	272
Giro Funding US Corp.
5.34%, 10/10/06 (4)	1,374	1,372
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	1,319	1,313
HBOS Treasury Services PLC
5.27%, 12/15/06	550	544
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	5,496	5,481
Landale Funding LLC
5.31%, 11/15/06 (4)	2,143	2,130
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	1,501	1,491
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	1,772	1,761
Nationwide Building Society
5.27%, 12/15/06	962	951
Nestle Capital Corp.
5.19%, 08/09/07	1,649	1,575
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	1,464	1,441
Sydney Capital Corp.
5.27%, 12/08/06 (4)	66	65
Tulip Funding Corp.
5.29%, 11/15/06 (4)	1,449	1,440
White Pine Finance LLC
5.12%, 10/27/06 (4)	519	518

		43,441
MEDIUM-TERM NOTES (3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	687	687
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	2,061	2,061
K2 USA LLC
5.39%, 06/04/07 (4)	2,061	2,061
Marshall & Ilsley Bank
5.18%, 12/15/06	2,748	2,750
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	3,215	3,215
US Bank N.A.
2.85%, 11/15/06	550	548

		11,322
MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	10,523,538	10,523,538

		10,523,538

REPURCHASE AGREEMENTS (3)—0.00%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,498 (collateralized by non-U.S. Government debt securities, value $5,664, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$5,496	5,496
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $4,124 (collateralized by non-U.S. Government debt securities, value $4,537, 0.31% to 5.25%, 6/1/35 to 8/25/36).	4,122	4,122
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $4,124 (collateralized by non-U.S. Government debt securities, value $4,537, 0.31% to 5.25%, 6/1/35 to 8/25/36).	4,122	4,122
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $275 (collateralized by non-U.S. Government debt securities, value $283, 5.75%, 3/15/16).	275	275
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,622 (collateralized by non-U.S. Government debt securities, value $10,104, 5.87%, 6/25/36).	9,618	9,618
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $3,024 (collateralized by non-U.S. Government debt securities, value $3,359, 0.00% to 10.00%, 5/27/33 to 9/29/36).	3,023	3,023
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,650 (collateralized by non-U.S. Government debt securities, value $1,809, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,649	1,649
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,498 (collateralized by non-U.S. Government debt securities, value $5,774, 0.00% to 9.00%, 5/1/17 to 2/25/46).	5,496	5,496
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,124 (collateralized by non-U.S. Government debt securities, value $5,691, 0.00% to 8.33%, 10/27/06 to 3/25/37).	4,122	4,122
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,300 (collateralized by non-U.S. Government debt securities, value $3,464, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,298	3,298
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $687 (collateralized by non-U.S. Government debt securities, value $722, 6.50% to 7.63%, 2/1/07 to 6/1/16).	687	687
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,498 (collateralized by non-U.S. Government debt securities, value $5,774, 0.79% to 9.08%, 8/5/18 to 12/20/54).	5,496	5,496

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,498 (collateralized by non-U.S. Government debt securities, value $5,664, 4.85% to 8.60%, 5/1/09 to 12/1/25).	5,496	5,496
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,749 (collateralized by non-U.S. Government debt securities, value $3,003, 4.69% to 6.41%, 12/17/19 to 6/25/45).	2,748	2,748
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,712 (collateralized by non-U.S. Government debt securities, value $3,906, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,710	3,710
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,998 (collateralized by non-U.S. Government debt securities, value $2,083, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	1,924	1,924
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $7,148 (collateralized by non-U.S. Government debt securities, value $7,506, 0.06% to 7.95%, 8/15/13 to 7/15/45).	7,145	7,145

		68,427
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	494	494

		494
VARIABLE & FLOATING RATE NOTES (3)—0.01%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	7,035	7,036
American Express Bank
5.29%, 02/28/07	2,748	2,748
American Express Centurion Bank
5.42%, 07/19/07	3,023	3,026
American Express Credit Corp.
5.43%, 07/05/07	824	825
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	522	522
ASIF Global Financing
5.51%, 05/03/07 (4)	275	275
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	1,786	1,786
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	3,985	3,985
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	7,007	7,008
BMW US Capital LLC
5.33%, 10/15/07 (4)	2,748	2,748
BNP Paribas
5.36%, 05/18/07 (4)	5,084	5,084
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	2,006	2,006
CC USA Inc.
5.48%, 07/30/07 (4)	1,374	1,374
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	687	687
Credit Agricole SA
5.48%, 07/23/07	2,748	2,748

Credit Suisse First Boston NY
5.51%, 04/24/07	1,374	1,374
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	687	687
DEPFA Bank PLC
5.43%, 09/14/07	2,748	2,748
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	3,160	3,160
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	2,748	2,748
Fifth Third Bancorp
5.31%, 09/21/07 (4)	5,496	5,496
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	2,748	2,748
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	2,885	2,886
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	9,618	9,618
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	2,198	2,199
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	4,122	4,123
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	2,748	2,748
Holmes Financing PLC
5.30%, 07/16/07 (4)	4,809	4,809
JP Morgan Chase & Co.
5.30%, 08/02/07	2,061	2,061
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	2,061	2,061
Kestrel Funding LLC
5.31%, 07/11/07 (4)	1,099	1,099
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	1,649	1,649
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	2,866	2,866
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	3,435	3,434
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	3,023	3,022
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	1,211	1,211
Marshall & Ilsley Bank
5.31%, 10/15/07	1,511	1,511
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	4,122	4,122
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	275	275
Monumental Global Funding II
5.38%, 12/27/06 (4)	550	550
Mound Financing PLC
5.30%, 05/08/07 (4)	2,583	2,583
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	8,244	8,244
National City Bank of Indiana
5.37%, 05/21/07	1,374	1,374
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	9,068	9,070
Newcastle Ltd.
5.35%, 04/24/07 (4)	969	968
Northern Rock PLC
5.37%, 08/03/07 (4)	3,298	3,298

Northlake CDO I
5.46%, 09/06/07 (4)	824	824
Principal Life Global Funding I
5.83%, 02/08/07	1,237	1,239
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	3,985	3,984
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	2,748	2,748
Strips III LLC
5.38%, 07/24/07 (4)	649	649
SunTrust Bank
5.30%, 05/01/07	2,748	2,748
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	6,705	6,704
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	3,847	3,847
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	3,827	3,827
Wachovia Bank N.A.
5.43%, 05/22/07	5,496	5,496
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	2,061	2,062
Wells Fargo & Co.
5.34%, 09/14/07 (4)	1,374	1,374
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	2,061	2,061
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	8,244	8,242
Wind Master Trust
5.32%, 07/25/07 (4)	1,099	1,099

		183,504

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,844,464)		10,844,464

TOTAL INVESTMENTS IN SECURITIES — 100.31% (Cost: $2,559,372,881)		2,626,847,642
Other Assets, Less Liabilities — (0.31)%		(8,203,517)

NET ASSETS — 100.00%		$2,618,644,125

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.94%
ADVERTISING—0.17%
Interpublic Group of Companies Inc. (1)	613,476	$6,073,412
Omnicom Group Inc.	247,249	23,142,505

		29,215,917
AEROSPACE & DEFENSE—2.12%
Boeing Co. (The)	1,145,385	90,313,607
General Dynamics Corp.	581,382	41,667,648
Goodrich Corp.	178,898	7,248,947
L-3 Communications Holdings Inc.	176,706	13,841,381
Lockheed Martin Corp.	513,109	44,158,161
Northrop Grumman Corp.	496,343	33,786,068
Raytheon Co.	637,823	30,621,882
Rockwell Collins Inc.	246,089	13,495,521
United Technologies Corp.	1,457,361	92,323,819

		367,457,034
AGRICULTURE—1.91%
Altria Group Inc.	3,015,669	230,849,462
Archer-Daniels-Midland Co.	944,773	35,788,001
Monsanto Co.	782,026	36,763,042
Reynolds American Inc.	246,466	15,273,498
UST Inc.	232,213	12,732,239

		331,406,242
AIRLINES—0.11%
Southwest Airlines Co.	1,129,255	18,813,388

		18,813,388
APPAREL—0.36%
Coach Inc. (1)	528,058	18,165,195
Jones Apparel Group Inc.	161,397	5,235,719
Liz Claiborne Inc.	149,144	5,892,679
Nike Inc. Class B	275,667	24,153,943
VF Corp.	127,175	9,277,416

		62,724,952
AUTO MANUFACTURERS—0.41%
Ford Motor Co.	2,707,894	21,906,862
General Motors Corp.	814,443	27,088,374
Navistar International Corp. (1)	88,114	2,275,103
PACCAR Inc.	359,342	20,489,681

		71,760,020
AUTO PARTS & EQUIPMENT—0.14%
Goodyear Tire & Rubber Co. (The) (1)	253,860	3,680,970
Johnson Controls Inc.	281,353	20,184,264

		23,865,234

BANKS—6.93%
AmSouth Bancorp	494,555	14,361,877
Bank of America Corp.	6,519,256	349,236,544
Bank of New York Co. Inc. (The)	1,100,223	38,793,863
BB&T Corp.	774,348	33,900,955
Comerica Inc.	232,901	13,256,725
Commerce Bancorp Inc.	267,184	9,808,325
Compass Bancshares Inc.	185,659	10,578,850
Fifth Third Bancorp	803,575	30,600,136
First Horizon National Corp.	176,611	6,712,984
Huntington Bancshares Inc.	335,938	8,038,996
KeyCorp	580,412	21,730,625
M&T Bank Corp.	112,240	13,464,310
Marshall & Ilsley Corp.	365,179	17,594,324
Mellon Financial Corp.	593,909	23,221,842
National City Corp.	870,114	31,846,172
North Fork Bancorp Inc.	672,541	19,261,574
Northern Trust Corp.	269,309	15,735,725
PNC Financial Services Group	424,626	30,759,907
Regions Financial Corp.	655,797	24,126,772
State Street Corp.	476,953	29,761,867
SunTrust Banks Inc.	525,692	40,625,478
Synovus Financial Corp.	465,698	13,677,550
U.S. Bancorp	2,560,818	85,070,374
Wachovia Corp.	2,353,324	131,315,479
Wells Fargo & Co.	4,850,809	175,502,270
Zions Bancorporation	153,241	12,230,164

		1,201,213,688
BEVERAGES—2.17%
Anheuser-Busch Companies Inc.	1,107,988	52,640,510
Brown-Forman Corp. Class B	113,601	8,707,517
Coca-Cola Co. (The)	2,936,067	131,183,474
Coca-Cola Enterprises Inc.	398,787	8,306,733
Constellation Brands Inc. (1)	301,770	8,684,941
Molson Coors Brewing Co. Class B	66,308	4,568,621
Pepsi Bottling Group Inc.	194,047	6,888,668
PepsiCo Inc.	2,375,166	155,003,333

		375,983,797
BIOTECHNOLOGY—1.05%
Amgen Inc. (1)	1,686,494	120,634,916
Biogen Idec Inc. (1)	494,660	22,101,409
Genzyme Corp. (1)	376,268	25,386,802
MedImmune Inc. (1)	346,162	10,111,392
Millipore Corp. (1)	76,501	4,689,511

		182,924,030
BUILDING MATERIALS—0.15%
American Standard Companies Inc.	252,224	10,585,841
Masco Corp.	572,659	15,702,310

		26,288,151
CHEMICALS—1.34%
Air Products & Chemicals Inc.	317,918	21,100,218
Ashland Inc.	91,760	5,852,453
Dow Chemical Co. (The)	1,383,143	53,914,914
Du Pont (E.I.) de Nemours and Co.	1,328,948	56,932,132
Eastman Chemical Co.	117,790	6,363,016
Ecolab Inc.	258,206	11,056,381
Hercules Inc. (1)	164,420	2,592,903
International Flavors & Fragrances Inc.	112,928	4,465,173
PPG Industries Inc.	238,188	15,977,651

Praxair Inc.	464,482	27,478,755
Rohm & Haas Co.	207,579	9,828,866
Sherwin-Williams Co. (The)	161,390	9,002,334
Sigma-Aldrich Corp.	96,406	7,295,042

		231,859,838
COAL—0.05%
CONSOL Energy Inc.	263,661	8,365,964

		8,365,964
COMMERCIAL SERVICES—0.58%
Apollo Group Inc. Class A (1)	200,540	9,874,590
Block (H & R) Inc.	465,114	10,111,578
Convergys Corp. (1)	200,540	4,141,151
Donnelley (R.R.) & Sons Co.	310,753	10,242,419
Equifax Inc.	183,442	6,734,156
McKesson Corp.	431,842	22,766,710
Monster Worldwide Inc. (1)	184,766	6,686,682
Moody’s Corp.	341,653	22,337,273
Robert Half International Inc.	247,292	8,400,509

		101,295,068
COMPUTERS—3.77%
Affiliated Computer Services Inc. Class A (1)	170,557	8,845,086
Apple Computer Inc. (1)	1,225,481	94,398,801
Computer Sciences Corp. (1)	246,395	12,102,922
Dell Inc. (1)	3,273,542	74,767,699
Electronic Data Systems Corp.	745,523	18,280,224
EMC Corp. (1)	3,313,825	39,699,623
Hewlett-Packard Co.	3,945,935	144,776,355
International Business Machines Corp.	2,192,352	179,641,323
Lexmark International Inc. (1)	145,101	8,366,524
NCR Corp. (1)	260,545	10,286,317
Network Appliance Inc. (1)	536,916	19,871,261
SanDisk Corp. (1)	281,675	15,080,879
Sun Microsystems Inc. (1)	5,052,529	25,111,069
Unisys Corp. (1)	490,486	2,776,151

		654,004,234
COSMETICS & PERSONAL CARE—2.09%
Alberto-Culver Co.	111,267	5,628,998
Avon Products Inc.	646,085	19,808,966
Colgate-Palmolive Co.	744,341	46,223,576
Estee Lauder Companies Inc. (The) Class A	184,593	7,444,636
Procter & Gamble Co.	4,573,621	283,473,030

		362,579,206
DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.	247,447	10,672,389
Grainger (W.W.) Inc.	108,859	7,295,730

		17,968,119
DIVERSIFIED FINANCIAL SERVICES—8.62%
American Express Co.	1,750,434	98,164,339
Ameriprise Financial Inc.	351,216	16,472,030
Bear Stearns Companies Inc. (The)	173,396	24,292,780
Capital One Financial Corp.	440,963	34,686,150
Chicago Mercantile Exchange Holdings Inc.	51,171	24,472,531
CIT Group Inc.	285,866	13,901,664
Citigroup Inc.	7,121,433	353,721,577
Countrywide Financial Corp.	881,472	30,886,779
E*TRADE Financial Corp. (1)	613,055	14,664,276
Federal Home Loan Mortgage Corp.	995,685	66,043,786

Federal National Mortgage Association	1,394,768	77,981,479
Federated Investors Inc. Class B	128,684	4,350,806
Franklin Resources Inc.	239,772	25,355,889
Goldman Sachs Group Inc. (The)	621,995	105,222,894
Janus Capital Group Inc.	299,618	5,908,467
JP Morgan Chase & Co.	5,000,651	234,830,571
Legg Mason Inc.	189,390	19,101,875
Lehman Brothers Holdings Inc.	774,501	57,204,644
Merrill Lynch & Co. Inc.	1,277,246	99,906,182
Morgan Stanley	1,544,457	112,606,360
Rowe (T.) Price Group Inc.	374,170	17,904,035
Schwab (Charles) Corp. (The)	1,488,775	26,649,073
SLM Corp.	590,554	30,696,997

		1,495,025,184
ELECTRIC—3.16%
AES Corp. (The) (1)	951,442	19,399,902
Allegheny Energy Inc. (1)	235,874	9,475,059
Ameren Corp.	296,171	15,634,867
American Electric Power Co. Inc.	566,273	20,595,349
CenterPoint Energy Inc.	447,461	6,407,642
CMS Energy Corp. (1)	316,537	4,570,794
Consolidated Edison Inc.	354,467	16,376,375
Constellation Energy Group Inc.	258,188	15,284,730
Dominion Resources Inc.	508,398	38,887,363
DTE Energy Co.	255,595	10,609,748
Duke Energy Corp.	1,806,214	54,547,663
Dynegy Inc. Class A (1)	537,066	2,975,346
Edison International	468,678	19,515,752
Entergy Corp.	299,886	23,460,082
Exelon Corp.	965,260	58,436,840
FirstEnergy Corp.	474,935	26,529,869
FPL Group Inc.	582,258	26,201,610
PG&E Corp.	500,793	20,858,028
Pinnacle West Capital Corp.	142,979	6,441,204
PPL Corp.	548,529	18,046,604
Progress Energy Inc.	363,751	16,507,020
Public Service Enterprise Group Inc.	362,328	22,170,850
Southern Co. (The)	1,069,567	36,857,279
TECO Energy Inc.	298,690	4,674,499
TXU Corp.	665,001	41,575,863
Xcel Energy Inc.	583,078	12,040,561

		548,080,899
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp.	243,250	5,341,770
Emerson Electric Co.	587,675	49,282,426
Molex Inc.	203,796	7,941,930

		62,566,126
ELECTRONICS—0.49%
Agilent Technologies Inc. (1)	589,790	19,280,235
Applera Corp.—Applied Biosystems Group	263,676	8,730,312
Fisher Scientific International Inc. (1)	178,463	13,962,945
Jabil Circuit Inc.	263,997	7,542,394
PerkinElmer Inc.	181,602	3,437,726
Sanmina-SCI Corp. (1)	760,053	2,842,598
Solectron Corp. (1)	1,311,169	4,274,411
Symbol Technologies Inc.	362,726	5,390,108
Tektronix Inc.	120,567	3,488,003
Thermo Electron Corp. (1)	227,949	8,965,234
Waters Corp. (1)	148,368	6,718,103

		84,632,069

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	125,961	9,685,141

		9,685,141
ENTERTAINMENT—0.12%
International Game Technology Inc.	488,772	20,284,038

		20,284,038
ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc. (1) (2)	359,214	4,048,342
Waste Management Inc.	779,542	28,593,601

		32,641,943
FOOD—1.49%
Campbell Soup Co.	330,302	12,056,023
ConAgra Foods Inc.	730,364	17,879,311
Dean Foods Co. (1)	193,182	8,117,508
General Mills Inc.	508,858	28,801,363
Heinz (H.J.) Co.	478,351	20,057,257
Hershey Co. (The)	253,699	13,560,212
Kellogg Co.	359,290	17,792,041
Kroger Co.	1,040,791	24,083,904
McCormick & Co. Inc. NVS	189,693	7,204,540
Safeway Inc.	641,616	19,473,046
Sara Lee Corp.	1,093,672	17,575,309
SUPERVALU Inc.	303,143	8,988,190
Sysco Corp.	890,813	29,797,695
Tyson Foods Inc. Class A	360,524	5,725,121
Whole Foods Market Inc.	202,639	12,042,836
Wrigley (William Jr.) Co.	316,634	14,584,162

		257,738,518
FOREST PRODUCTS & PAPER—0.40%
International Paper Co.	655,890	22,713,471
Louisiana-Pacific Corp.	152,049	2,853,960
MeadWestvaco Corp.	259,532	6,880,193
Plum Creek Timber Co. Inc.	253,814	8,639,829
Temple-Inland Inc.	157,324	6,308,692
Weyerhaeuser Co.	354,027	21,783,281

		69,179,426
GAS—0.25%
KeySpan Corp.	251,007	10,326,428
Nicor Inc.	63,429	2,712,224
NiSource Inc.	390,682	8,493,427
Peoples Energy Corp.	54,768	2,226,319
Sempra Energy	375,669	18,877,367

		42,635,765
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	107,143	8,501,797
Snap-On Inc.	83,629	3,725,672
Stanley Works (The)	115,293	5,747,356

		17,974,825
HEALTH CARE - PRODUCTS—3.11%
Bard (C.R.) Inc.	148,845	11,163,375
Bausch & Lomb Inc.	77,085	3,864,271
Baxter International Inc.	940,622	42,760,676
Becton, Dickinson & Co.	352,986	24,945,521
Biomet Inc.	354,101	11,398,511
Boston Scientific Corp. (1)	1,699,167	25,130,680

Johnson & Johnson	4,213,441	273,620,859
Medtronic Inc.	1,656,193	76,913,603
Patterson Companies Inc. (1)	199,901	6,718,673
St. Jude Medical Inc. (1)	509,018	17,963,245
Stryker Corp.	426,981	21,173,988
Zimmer Holdings Inc. (1)	350,190	23,637,825

		539,291,227
HEALTH CARE - SERVICES—1.72%
Aetna Inc.	789,809	31,236,946
Coventry Health Care Inc. (1)	229,315	11,814,309
HCA Inc.	610,308	30,448,266
Health Management Associates Inc. Class A	346,548	7,242,853
Humana Inc. (1)	237,369	15,687,717
Laboratory Corp. of America Holdings (1)	180,035	11,804,895
Manor Care Inc.	105,710	5,526,519
Quest Diagnostics Inc.	233,598	14,286,854
Tenet Healthcare Corp. (1)	672,813	5,476,698
UnitedHealth Group Inc.	1,940,867	95,490,656
WellPoint Inc. (1)	893,184	68,819,827

		297,835,540
HOME BUILDERS—0.24%
Centex Corp.	171,433	9,020,804
Horton (D.R.) Inc.	391,321	9,372,138
KB Home	111,761	4,895,132
Lennar Corp. Class A	200,600	9,077,150
Pulte Homes Inc.	306,554	9,766,810

		42,132,034
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	92,027	7,678,733
Whirlpool Corp.	112,017	9,421,750

		17,100,483
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	136,598	8,219,102
Clorox Co. (The)	217,005	13,671,315
Fortune Brands Inc.	216,726	16,278,290
Kimberly-Clark Corp.	660,429	43,165,639

		81,334,346
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	398,033	11,272,295

		11,272,295
INSURANCE—4.97%
ACE Ltd.	468,335	25,631,975
AFLAC Inc.	715,435	32,738,306
Allstate Corp. (The)	907,283	56,913,863
Ambac Financial Group Inc.	152,194	12,594,054
American International Group Inc.	3,743,535	248,046,629
Aon Corp.	454,062	15,379,080
Chubb Corp.	592,430	30,782,663
CIGNA Corp.	159,561	18,560,136
Cincinnati Financial Corp.	249,126	11,972,996
Genworth Financial Inc. Class A	653,320	22,872,733
Hartford Financial Services Group Inc. (The)	438,400	38,031,200
Lincoln National Corp.	413,575	25,674,736
Loews Corp.	657,204	24,908,032
Marsh & McLennan Companies Inc.	792,022	22,295,419
MBIA Inc.	193,755	11,904,307
MetLife Inc.	1,094,130	62,015,288

MGIC Investment Corp.	119,235	7,150,523
Principal Financial Group Inc.	388,555	21,090,765
Progressive Corp. (The)	1,107,876	27,187,277
Prudential Financial Inc.	699,033	53,301,266
SAFECO Corp.	168,237	9,914,206
St. Paul Travelers Companies Inc.	995,954	46,700,283
Torchmark Corp.	143,024	9,026,245
UnumProvident Corp.	491,561	9,531,368
XL Capital Ltd. Class A	259,207	17,807,521

		862,030,871
INTERNET—1.55%
Amazon.com Inc. (1)	451,366	14,497,876
eBay Inc. (1)	1,693,089	48,016,004
Google Inc. Class A (1)	306,964	123,368,832
Symantec Corp. (1)	1,426,549	30,356,963
VeriSign Inc. (1)	351,871	7,107,794
Yahoo! Inc. (1)	1,788,829	45,221,597

		268,569,066
IRON & STEEL—0.24%
Allegheny Technologies Inc.	143,884	8,948,146
Nucor Corp.	444,876	22,016,913
United States Steel Corp.	177,963	10,264,906

		41,229,965
LEISURE TIME—0.36%
Brunswick Corp.	134,358	4,190,626
Carnival Corp.	640,611	30,127,935
Harley-Davidson Inc.	378,275	23,736,756
Sabre Holdings Corp.	191,316	4,474,881

		62,530,198
LODGING—0.45%
Harrah’s Entertainment Inc.	267,131	17,745,512
Hilton Hotels Corp.	553,493	15,414,780
Marriott International Inc. Class A	493,975	19,087,194
Starwood Hotels & Resorts Worldwide Inc.	313,303	17,917,799
Wyndham Worldwide Corp. (1)	286,555	8,014,943

		78,180,228
MACHINERY—0.66%
Caterpillar Inc.	945,069	62,185,540
Cummins Inc.	75,479	8,999,361
Deere & Co.	333,466	27,981,132
Rockwell Automation Inc.	254,527	14,788,019

		113,954,052
MANUFACTURING—5.24%
Cooper Industries Ltd.	132,306	11,275,117
Danaher Corp.	340,551	23,385,637
Dover Corp.	293,156	13,907,321
Eastman Kodak Co.	413,287	9,257,629
Eaton Corp.	216,065	14,876,075
General Electric Co.	14,869,599	524,896,845
Honeywell International Inc.	1,180,452	48,280,487
Illinois Tool Works Inc.	604,975	27,163,378
Ingersoll-Rand Co. Class A	464,434	17,639,203
ITT Industries Inc.	265,282	13,601,008
Leggett & Platt Inc.	260,903	6,530,402
Pall Corp.	178,768	5,507,842
Parker Hannifin Corp.	173,070	13,452,731
Textron Inc.	182,325	15,953,438

3M Co.	1,085,394	80,775,021
Tyco International Ltd.	2,903,156	81,259,336

		907,761,470
MEDIA—3.20%
CBS Corp. Class B	1,124,380	31,673,785
Clear Channel Communications Inc.	710,858	20,508,253
Comcast Corp. Class A (1)	3,015,258	111,112,257
Dow Jones & Co. Inc.	91,765	3,077,798
Gannett Co. Inc.	340,727	19,363,515
McGraw-Hill Companies Inc. (The)	507,501	29,450,283
Meredith Corp.	56,862	2,805,002
New York Times Co. Class A (2)	207,762	4,774,371
News Corp. Class A	3,367,470	66,170,786
Scripps (E.W.) Co. Class A	120,670	5,783,713
Time Warner Inc.	5,859,716	106,822,623
Tribune Co.	275,754	9,022,671
Univision Communications Inc. Class A (1)	359,735	12,353,300
Viacom Inc. Class B (1)	1,022,855	38,029,749
Walt Disney Co. (The)	3,011,676	93,090,905

		554,039,011
MINING—0.65%
Alcoa Inc.	1,250,159	35,054,458
Freeport-McMoRan Copper & Gold Inc.	282,193	15,029,599
Newmont Mining Corp.	647,635	27,686,396
Phelps Dodge Corp.	293,678	24,874,527
Vulcan Materials Co.	139,483	10,914,545

		113,559,525
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	319,160	14,161,129
Xerox Corp. (1)	1,401,068	21,800,618

		35,961,747
OIL & GAS—7.67%
Anadarko Petroleum Corp.	661,754	29,004,678
Apache Corp.	474,727	30,002,746
Chesapeake Energy Corp.	546,320	15,832,354
Chevron Corp.	3,166,335	205,368,488
ConocoPhillips	2,373,973	141,322,613
Devon Energy Corp.	635,660	40,141,929
EOG Resources Inc.	349,387	22,727,624
Exxon Mobil Corp.	8,562,990	574,576,629
Hess Corp.	346,780	14,363,628
Marathon Oil Corp.	516,405	39,711,545
Murphy Oil Corp.	267,929	12,740,024
Nabors Industries Ltd. (1)	453,891	13,503,257
Noble Corp.	198,189	12,719,770
Occidental Petroleum Corp.	1,242,092	59,757,046
Rowan Companies Inc.	157,658	4,986,723
Sunoco Inc.	188,475	11,721,260
Transocean Inc. (1)	454,342	33,271,465
Valero Energy Corp.	883,981	45,498,502
XTO Energy Inc.	526,297	22,172,893

		1,329,423,174
OIL & GAS SERVICES—1.39%
Baker Hughes Inc.	474,389	32,353,330
BJ Services Co.	429,233	12,932,790
Halliburton Co.	1,486,278	42,284,609
National Oilwell Varco Inc. (1)	252,392	14,777,552
Schlumberger Ltd.	1,706,029	105,824,979

Smith International Inc.	288,544	11,195,507
Weatherford International Ltd. (1)	499,337	20,832,340

		240,201,107
PACKAGING & CONTAINERS—0.13%
Ball Corp.	150,559	6,090,112
Bemis Co. Inc.	150,980	4,961,203
Pactiv Corp. (1)	200,107	5,687,041
Sealed Air Corp.	117,408	6,354,121

		23,092,477
PHARMACEUTICALS—6.26%
Abbott Laboratories	2,201,286	106,894,448
Allergan Inc.	216,256	24,352,588
AmerisourceBergen Corp.	291,171	13,160,929
Barr Pharmaceuticals Inc. (1)	152,582	7,925,109
Bristol-Myers Squibb Co.	2,833,934	70,621,635
Cardinal Health Inc.	584,641	38,434,299
Caremark Rx Inc.	615,573	34,884,522
Express Scripts Inc. (1)	198,224	14,963,930
Forest Laboratories Inc. (1)	458,725	23,216,072
Gilead Sciences Inc. (1)	658,373	45,230,225
Hospira Inc. (1)	225,216	8,619,016
King Pharmaceuticals Inc. (1)	346,323	5,897,881
Lilly (Eli) & Co.	1,417,100	80,774,700
Medco Health Solutions Inc. (1)	424,009	25,487,181
Merck & Co. Inc.	3,135,168	131,363,539
Mylan Laboratories Inc.	301,316	6,065,491
Pfizer Inc.	10,503,092	297,867,689
Schering-Plough Corp.	2,135,166	47,165,817
Watson Pharmaceuticals Inc. (1)	145,753	3,814,356
Wyeth	1,938,889	98,573,117

		1,085,312,544
PIPELINES—0.29%
El Paso Corp.	998,774	13,623,277
Kinder Morgan Inc.	153,975	16,144,279
Williams Companies Inc.	857,555	20,469,838

		50,237,394
REAL ESTATE—0.05%
Realogy Corp. (1)	358,226	8,124,566

		8,124,566
REAL ESTATE INVESTMENT TRUSTS—1.03%
Apartment Investment & Management Co. Class A	139,192	7,573,437
Archstone-Smith Trust	308,234	16,780,259
Boston Properties Inc.	163,962	16,943,833
Equity Office Properties Trust	505,232	20,088,024
Equity Residential	418,665	21,176,076
Kimco Realty Corp.	310,960	13,330,855
ProLogis	353,006	20,142,522
Public Storage Inc.	174,017	14,963,722
Simon Property Group Inc.	317,866	28,805,017
Vornado Realty Trust	175,262	19,103,558

		178,907,303
RETAIL—5.77%
AutoNation Inc. (1) (2)	217,935	4,554,842
AutoZone Inc. (1)	76,191	7,870,530
Bed Bath & Beyond Inc. (1)	405,980	15,532,795
Best Buy Co. Inc.	585,536	31,361,308
Big Lots Inc. (1)	158,763	3,145,095

Circuit City Stores Inc.	204,573	5,136,828
Costco Wholesale Corp.	674,772	33,522,673
CVS Corp.	1,183,742	38,021,793
Darden Restaurants Inc.	208,842	8,869,520
Dillard’s Inc. Class A	87,979	2,879,553
Dollar General Corp.	446,884	6,091,029
Family Dollar Stores Inc.	219,728	6,424,847
Federated Department Stores Inc.	783,796	33,867,825
Gap Inc. (The)	777,713	14,737,661
Home Depot Inc.	2,973,875	107,862,446
Kohl’s Corp. (1)	472,122	30,650,160
Limited Brands Inc.	490,631	12,996,815
Lowe’s Companies Inc.	2,201,980	61,787,559
McDonald’s Corp.	1,767,232	69,134,116
Nordstrom Inc.	327,902	13,870,255
Office Depot Inc. (1)	404,702	16,066,669
OfficeMax Inc.	105,399	4,293,955
Penney (J.C.) Co. Inc.	323,476	22,122,524
RadioShack Corp.	193,144	3,727,679
Sears Holdings Corp. (1)	120,048	18,978,388
Staples Inc.	1,046,912	25,471,369
Starbucks Corp. (1)	1,090,073	37,116,986
Target Corp.	1,237,462	68,369,776
Tiffany & Co.	200,119	6,643,951
TJX Companies Inc.	648,768	18,184,967
Walgreen Co.	1,452,673	64,484,154
Wal-Mart Stores Inc.	3,543,474	174,764,138
Wendy’s International Inc.	168,804	11,309,868
Yum! Brands Inc.	387,728	20,181,242

		1,000,033,316
SAVINGS & LOANS—0.58%
Golden West Financial Corp.	382,618	29,557,241
Sovereign Bancorp Inc.	518,301	11,148,655
Washington Mutual Inc.	1,388,043	60,338,229

		101,044,125
SEMICONDUCTORS—2.75%
Advanced Micro Devices Inc. (1)	698,846	17,366,323
Altera Corp. (1)	514,833	9,462,631
Analog Devices Inc.	509,490	14,973,911
Applied Materials Inc.	2,002,689	35,507,676
Broadcom Corp. Class A (1)	674,328	20,459,112
Freescale Semiconductor Inc. Class B (1)	583,078	22,162,795
Intel Corp.	8,309,503	170,926,477
KLA-Tencor Corp.	285,501	12,696,229
Linear Technology Corp.	434,935	13,535,177
LSI Logic Corp. (1)	571,415	4,697,031
Maxim Integrated Products Inc.	460,346	12,921,912
Micron Technology Inc. (1)	1,049,770	18,265,998
National Semiconductor Corp.	430,357	10,126,300
Novellus Systems Inc. (1)	178,891	4,948,125
NVIDIA Corp. (1)	506,455	14,986,003
PMC-Sierra Inc. (1)	296,313	1,760,099
QLogic Corp. (1)	231,363	4,372,761
Teradyne Inc. (1)	284,014	3,737,624
Texas Instruments Inc.	2,208,524	73,433,423
Xilinx Inc.	491,217	10,782,213

		477,121,820
SOFTWARE—3.98%
Adobe Systems Inc. (1)	835,183	31,277,603
Autodesk Inc. (1)	333,307	11,592,417

Automatic Data Processing Inc.	800,980	37,918,393
BMC Software Inc. (1)	296,628	8,074,214
CA Inc.	592,998	14,048,123
Citrix Systems Inc. (1)	263,659	9,547,092
Compuware Corp. (1)	541,243	4,216,283
Electronic Arts Inc. (1)	441,447	24,579,769
First Data Corp.	1,103,067	46,328,814
Fiserv Inc. (1)	251,763	11,855,520
IMS Health Inc.	288,569	7,687,478
Intuit Inc. (1)	491,113	15,759,816
Microsoft Corp.	12,441,386	340,023,079
Novell Inc. (1)	486,262	2,975,923
Oracle Corp. (1)	5,811,582	103,097,465
Parametric Technology Corp. (1)	158,641	2,769,872
Paychex Inc.	486,620	17,931,947

		689,683,808
TELECOMMUNICATIONS—6.34%
ADC Telecommunications Inc. (1)	167,970	2,519,550
Alltel Corp.	559,223	31,036,877
AT&T Inc.	5,595,448	182,187,787
Avaya Inc. (1)	652,796	7,467,986
BellSouth Corp.	2,616,142	111,840,071
CenturyTel Inc.	167,316	6,637,426
Ciena Corp. (1)	120,828	3,292,563
Cisco Systems Inc. (1)	8,794,061	202,263,403
Citizens Communications Co.	465,869	6,540,801
Comverse Technology Inc. (1)	291,287	6,245,193
Corning Inc. (1)	2,248,547	54,887,032
Embarq Corp.	213,858	10,344,312
JDS Uniphase Corp. (1)	2,425,519	5,311,887
Juniper Networks Inc. (1)	813,936	14,064,814
Lucent Technologies Inc. (1)	6,443,158	15,076,990
Motorola Inc.	3,530,268	88,256,700
QUALCOMM Inc.	2,380,177	86,519,434
Qwest Communications International Inc. (1)	2,302,047	20,073,850
Sprint Nextel Corp.	4,305,013	73,830,973
Tellabs Inc. (1)	641,127	7,026,752
Verizon Communications Inc.	4,176,034	155,056,142
Windstream Corp.	680,292	8,973,052

		1,099,453,595
TEXTILES—0.05%
Cintas Corp.	197,063	8,046,082

		8,046,082
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	237,339	5,399,462
Mattel Inc.	546,402	10,764,119

		16,163,581
TRANSPORTATION—1.64%
Burlington Northern Santa Fe Corp.	521,893	38,327,822
CSX Corp.	638,774	20,970,950
FedEx Corp.	441,669	48,000,587
Norfolk Southern Corp.	596,316	26,267,720
Ryder System Inc.	88,187	4,557,504
Union Pacific Corp.	388,004	34,144,352
United Parcel Service Inc. Class B	1,557,512	112,047,413

		284,316,348

TOTAL COMMON STOCKS (Cost: $16,215,627,630)		17,326,112,114

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.53%
CERTIFICATES OF DEPOSIT (3)—0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$32,670	32,670
Societe Generale
5.33%, 12/08/06	46,672	46,672
Washington Mutual Bank
5.36%, 11/13/06	116,680	116,680
Wells Fargo Bank N.A.
4.78%, 12/05/06	37,338	37,338

		233,360
COMMERCIAL PAPER (3)—0.01%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	25,286	25,011
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	11,668	11,615
Atlantis One Funding
5.30%, 11/14/06 (4)	64,038	63,632
Beta Finance Inc.
5.27%, 01/25/07 (4)	9,334	9,177
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	14,734	14,577
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	23,659	23,509
CC USA Inc.
5.03%, 10/24/06 (4)	9,334	9,306
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	53,673	53,358
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	28,003	27,780
Curzon Funding LLC
5.29%, 11/17/06 (4)	46,672	46,357
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	34,431	34,081
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	46,672	46,432
Five Finance Inc.
5.19%, 12/01/06 (4)	21,002	20,821
Galleon Capital Corp.
5.27%, 12/18/06 (4)	6,526	6,452
General Electric Capital Services Inc.
5.22%, 12/11/06	4,667	4,620
Giro Funding US Corp.
5.34%, 10/10/06 (4)	23,336	23,308
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	22,403	22,317
HBOS Treasury Services PLC
5.27%, 12/15/06	9,334	9,233
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	93,344	93,097
Landale Funding LLC
5.31%, 11/15/06 (4)	36,404	36,168
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	25,493	25,332

Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	30,103	29,909
Nationwide Building Society
5.27%, 12/15/06	16,335	16,158
Nestle Capital Corp.
5.19%, 08/09/07	28,003	26,748
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	24,867	24,469
Sydney Capital Corp.
5.27%, 12/08/06 (4)	1,113	1,102
Tulip Funding Corp.
5.29%, 11/15/06 (4)	24,616	24,457
White Pine Finance LLC
5.12%, 10/27/06 (4)	8,821	8,790

		737,816
MEDIUM-TERM NOTES (3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	11,668	11,668
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	35,004	35,004
K2 USA LLC
5.39%, 06/04/07 (4)	35,004	35,004
Marshall & Ilsley Bank
5.18%, 12/15/06	46,672	46,705
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	54,606	54,606
US Bank N.A.
2.85%, 11/15/06	9,334	9,314

		192,301
MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	85,564,526	85,564,526

		85,564,526
REPURCHASE AGREEMENTS (3)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $93,386 (collateralized by non-U.S. Government debt securities, value $96,196, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$93,344	93,344
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $70,039 (collateralized by non-U.S. Government debt securities, value $77,051, 0.31% to 5.25%, 6/1/35 to 8/25/36).	70,008	70,008
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $70,040 (collateralized by non-U.S. Government debt securities, value $77,051, 0.31% to 5.25%, 6/1/35 to 8/25/36).	70,008	70,008
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,669 (collateralized by non-U.S. Government debt securities, value $4,810, 5.75%, 3/15/16).	4,667	4,667

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $163,426 (collateralized by non-U.S. Government debt securities, value $171,612, 5.87%, 6/25/36).	163,352	163,352
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $51,362 (collateralized by non-U.S. Government debt securities, value $57,056, 0.00% to 10.00%, 5/27/33 to 9/29/36).	51,339	51,339
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $28,016 (collateralized by non-U.S. Government debt securities, value $30,723, 0.00% to 10.00%, 5/27/33 to 9/29/36).	28,003	28,003
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $93,386 (collateralized by non-U.S. Government debt securities, value $98,064, 0.00% to 9.00%, 5/1/17 to 2/25/46).	93,344	93,344
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $70,040 (collateralized by non-U.S. Government debt securities, value $96,663, 0.00% to 8.33%, 10/27/06 to 3/25/37).	70,008	70,008
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $56,032 (collateralized by non-U.S. Government debt securities, value $58,838, 0.00% to 10.00%, 10/1/06 to 9/30/36).	56,006	56,006
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $11,673 (collateralized by non-U.S. Government debt securities, value $12,260, 6.50% to 7.63%, 2/1/07 to 6/1/16).	11,668	11,668
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $93,386 (collateralized by non-U.S. Government debt securities, value $98,066, 0.79% to 9.08%, 8/5/18 to 12/20/54).	93,344	93,344
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $93,386 (collateralized by non-U.S. Government debt securities, value $96,197, 4.85% to 8.60%, 5/1/09 to 12/1/25).	93,344	93,344
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $46,693 (collateralized by non-U.S. Government debt securities, value $50,999, 4.69% to 6.41%, 12/17/19 to 6/25/45).	46,672	46,672
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $63,036 (collateralized by non-U.S. Government debt securities, value $66,338, 0.00% to 10.00%, 10/1/06 to 9/30/36).	63,007	63,007
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $33,921 (collateralized by non-U.S. Government debt securities, value $35,377, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	32,670	32,670
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $121,402 (collateralized by non-U.S. Government debt securities, value $127,483, 0.06% to 7.95%, 8/15/13 to 7/15/45).	121,347	121,347

		1,162,131

TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	8,387	8,387

		8,387
VARIABLE & FLOATING RATE NOTES (3)—0.02%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	119,480	119,495
American Express Bank
5.29%, 02/28/07	46,672	46,672
American Express Centurion Bank
5.42%, 07/19/07	51,339	51,386
American Express Credit Corp.
5.43%, 07/05/07	14,002	14,009
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	8,868	8,868
ASIF Global Financing
5.51%, 05/03/07 (4)	4,667	4,669
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	30,337	30,337
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	67,674	67,677
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	119,014	119,019
BMW US Capital LLC
5.33%, 10/15/07 (4)	46,672	46,672
BNP Paribas
5.36%, 05/18/07 (4)	86,343	86,343
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	34,071	34,071
CC USA Inc.
5.48%, 07/30/07 (4)	23,336	23,339
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	11,668	11,668
Credit Agricole SA
5.48%, 07/23/07	46,672	46,672
Credit Suisse First Boston NY
5.51%, 04/24/07	23,336	23,337
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	11,668	11,668
DEPFA Bank PLC
5.43%, 09/14/07	46,672	46,672
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	53,673	53,676
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	46,672	46,672
Fifth Third Bancorp
5.31%, 09/21/07 (4)	93,344	93,344
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	46,672	46,668
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	49,006	49,016
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	163,352	163,352
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	37,338	37,343
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	70,008	70,018
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	46,672	46,672

Holmes Financing PLC
5.30%, 07/16/07 (4)	81,676	81,676
JP Morgan Chase & Co.
5.30%, 08/02/07	35,004	35,004
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	35,004	35,002
Kestrel Funding LLC
5.31%, 07/11/07 (4)	18,669	18,667
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	28,003	28,003
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	48,674	48,674
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	58,340	58,330
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	51,339	51,336
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	20,565	20,565
Marshall & Ilsley Bank
5.31%, 10/15/07	25,670	25,670
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	70,008	70,008
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	4,667	4,667
Monumental Global Funding II
5.38%, 12/27/06 (4)	9,334	9,335
Mound Financing PLC
5.30%, 05/08/07 (4)	43,872	43,872
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	140,016	140,014
National City Bank of Indiana
5.37%, 05/21/07	23,336	23,337
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	154,018	154,050
Newcastle Ltd.
5.35%, 04/24/07 (4)	16,452	16,449
Northern Rock PLC
5.37%, 08/03/07 (4)	56,006	56,008
Northlake CDO I
5.46%, 09/06/07 (4)	14,002	14,002
Principal Life Global Funding I
5.83%, 02/08/07	21,002	21,037
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	67,674	67,673
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	46,672	46,672
Strips III LLC
5.38%, 07/24/07 (4)	11,029	11,029
SunTrust Bank
5.30%, 05/01/07	46,672	46,674
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	113,880	113,870
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	65,341	65,341
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	64,998	64,998
Wachovia Bank N.A.
5.43%, 05/22/07	93,344	93,344
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	35,004	35,023
Wells Fargo & Co.
5.34%, 09/14/07 (4)	23,336	23,337

WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	35,004	35,004
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	140,016	139,991
Wind Master Trust
5.32%, 07/25/07 (4)	18,669	18,669

		3,116,666

TOTAL SHORT-TERM INVESTMENTS (Cost: $91,015,187)		91,015,187

TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $16,306,642,817)		17,417,127,301

Security	Shares	Value
SHORT POSITIONS (8) — (0.03)%
COMMON STOCKS — (0.03)%
Tim Hortons Inc.	(228,607)	(6,012,364)

		(6,012,364)

TOTAL SHORT POSITIONS (Proceeds: $5,993,962)		(6,012,364)
Other Assets, Less Liabilities — (0.44)%		(75,446,211)

NET ASSETS — 100.00%		$17,335,668,726

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—100.29%
ADVERTISING—0.30%
Interpublic Group of Companies Inc. (1)	102,766	$1,017,383
Omnicom Group Inc.	110,589	10,351,130

		11,368,513
AEROSPACE & DEFENSE—1.22%
Boeing Co. (The)	199,572	15,736,252
General Dynamics Corp.	259,698	18,612,556
L-3 Communications Holdings Inc.	79,186	6,202,639
Rockwell Collins Inc.	110,360	6,052,142

		46,603,589
AGRICULTURE—1.98%
Altria Group Inc.	835,628	63,967,323
Monsanto Co.	129,263	6,076,654
UST Inc.	103,725	5,687,242

		75,731,219
AIRLINES—0.10%
Southwest Airlines Co.	222,563	3,707,900

		3,707,900
APPAREL—0.56%
Coach Inc. (1)	235,144	8,088,954
Liz Claiborne Inc.	66,563	2,629,904
Nike Inc. Class B	123,302	10,803,721

		21,522,579
AUTO PARTS & EQUIPMENT—0.04%
Goodyear Tire & Rubber Co. (The) (1)	114,332	1,657,814

		1,657,814
BANKS—1.95%
Bank of America Corp.	670,159	35,900,418
Commerce Bancorp Inc.	120,018	4,405,861
Fifth Third Bancorp	190,318	7,247,309
M&T Bank Corp.	25,042	3,004,038
Marshall & Ilsley Corp.	76,909	3,705,476
Mellon Financial Corp.	103,474	4,045,833
Northern Trust Corp.	56,675	3,311,520
State Street Corp.	121,567	7,585,781
Synovus Financial Corp.	106,343	3,123,294
Zions Bancorporation	29,615	2,363,573

		74,693,103
BEVERAGES—3.38%
Anheuser-Busch Companies Inc.	494,880	23,511,749
Brown-Forman Corp. Class B	32,429	2,485,683
Coca-Cola Co. (The)	721,599	32,241,043
Pepsi Bottling Group Inc.	51,543	1,829,776
PepsiCo Inc.	1,061,439	69,269,509

		129,337,760

BIOTECHNOLOGY—1.88%
Amgen Inc. (1)	753,621	53,906,510
Biogen Idec Inc. (1)	99,636	4,451,736
Genzyme Corp. (1)	102,623	6,923,974
MedImmune Inc. (1)	154,097	4,501,173
Millipore Corp. (1)	34,270	2,100,751

		71,884,144
BUILDING MATERIALS—0.07%
American Standard Companies Inc.	66,376	2,785,801

		2,785,801
CHEMICALS—0.47%
Ecolab Inc.	114,961	4,922,630
International Flavors & Fragrances Inc.	31,781	1,256,621
Praxair Inc.	112,040	6,628,286
Sherwin-Williams Co. (The)	31,942	1,781,725
Sigma-Aldrich Corp.	42,757	3,235,422

		17,824,684
COAL—0.05%
CONSOL Energy Inc.	54,374	1,725,287

		1,725,287
COMMERCIAL SERVICES—0.53%
Apollo Group Inc. Class A (1)	90,061	4,434,604
Block (H & R) Inc.	207,052	4,501,310
Convergys Corp. (1)	37,230	768,799
Equifax Inc.	81,635	2,996,821
Monster Worldwide Inc. (1)	31,294	1,132,530
Moody’s Corp.	70,103	4,583,334
Robert Half International Inc.	58,601	1,990,676

		20,408,074
COMPUTERS—4.41%
Affiliated Computer Services Inc. Class A (1)	76,429	3,963,608
Apple Computer Inc. (1)	284,717	21,931,751
Dell Inc. (1)	1,462,446	33,402,267
EMC Corp. (1)	679,611	8,141,740
International Business Machines Corp.	979,781	80,283,255
Lexmark International Inc. (1)	64,587	3,724,086
NCR Corp. (1)	42,897	1,693,574
Network Appliance Inc. (1)	239,742	8,872,851
SanDisk Corp. (1)	126,125	6,752,732

		168,765,864
COSMETICS & PERSONAL CARE—4.10%
Alberto-Culver Co.	31,615	1,599,403
Avon Products Inc.	184,173	5,646,744
Colgate-Palmolive Co.	332,455	20,645,455
Estee Lauder Companies Inc. (The) Class A	58,173	2,346,117
Procter & Gamble Co.	2,044,184	126,698,524

		156,936,243
DISTRIBUTION & WHOLESALE—0.03%
Grainger (W.W.) Inc.	18,498	1,239,736

		1,239,736
DIVERSIFIED FINANCIAL SERVICES—5.05%
American Express Co.	782,126	43,861,626
Ameriprise Financial Inc.	100,171	4,698,020
Capital One Financial Corp.	197,068	15,501,369
Chicago Mercantile Exchange Holdings Inc.	22,898	10,950,968

Countrywide Financial Corp.	393,978	13,804,989
E*TRADE Financial Corp. (1)	167,689	4,011,121
Federal Home Loan Mortgage Corp.	444,856	29,507,298
Federal National Mortgage Association	311,547	17,418,593
Federated Investors Inc. Class B	58,266	1,969,973
Franklin Resources Inc.	61,158	6,467,459
Janus Capital Group Inc.	133,310	2,628,873
Legg Mason Inc.	84,540	8,526,704
Lehman Brothers Holdings Inc.	131,405	9,705,573
Rowe (T.) Price Group Inc.	97,681	4,674,036
Schwab (Charles) Corp. (The)	332,883	5,958,606
SLM Corp.	263,956	13,720,433

		193,405,641
ELECTRIC—0.80%
AES Corp. (The) (1)	212,826	4,339,522
Edison International	100,694	4,192,898
Exelon Corp.	258,590	15,655,039
TXU Corp.	103,935	6,498,016

		30,685,475
ELECTRICAL COMPONENTS & EQUIPMENT—0.07%
American Power Conversion Corp.	54,665	1,200,443
Molex Inc.	36,233	1,412,000

		2,612,443
ELECTRONICS—0.53%
Agilent Technologies Inc. (1)	92,199	3,013,985
Applera Corp. - Applied Biosystems Group	72,881	2,413,090
Fisher Scientific International Inc. (1)	80,079	6,265,381
Jabil Circuit Inc.	118,839	3,395,230
Tektronix Inc.	20,259	586,093
Thermo Electron Corp. (1)	36,761	1,445,810
Waters Corp. (1)	65,849	2,981,643

		20,101,232
ENTERTAINMENT—0.24%
International Game Technology Inc.	218,473	9,066,630

		9,066,630
ENVIRONMENTAL CONTROL—0.17%
Waste Management Inc.	180,745	6,629,727

		6,629,727
FOOD—1.94%
Campbell Soup Co.	148,420	5,417,330
Dean Foods Co. (1)	44,811	1,882,958
General Mills Inc.	227,116	12,854,766
Heinz (H.J.) Co.	93,919	3,938,024
Hershey Co. (The)	72,355	3,867,375
Kellogg Co.	160,869	7,966,233
Kroger Co.	251,108	5,810,639
McCormick & Co. Inc. NVS	85,035	3,229,629
Sara Lee Corp.	254,815	4,094,877
Sysco Corp.	398,168	13,318,720
Whole Foods Market Inc.	90,864	5,400,048
Wrigley (William Jr.) Co.	140,987	6,493,861

		74,274,460
FOREST PRODUCTS & PAPER—0.04%
Plum Creek Timber Co. Inc.	46,404	1,579,592

		1,579,592
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	47,682	3,783,567

		3,783,567

HEALTH CARE - PRODUCTS—6.09%
Bard (C.R.) Inc.	66,619	4,996,425
Bausch & Lomb Inc.	15,393	771,651
Baxter International Inc.	272,973	12,409,353
Becton, Dickinson & Co.	157,565	11,135,119
Biomet Inc.	157,459	5,068,605
Boston Scientific Corp. (1)	758,422	11,217,061
Johnson & Johnson	1,883,186	122,294,099
Medtronic Inc.	739,938	34,362,721
Patterson Companies Inc. (1)	89,403	3,004,835
St. Jude Medical Inc. (1)	226,669	7,999,149
Stryker Corp.	191,041	9,473,723
Zimmer Holdings Inc. (1)	156,330	10,552,275

		233,285,016
HEALTH CARE - SERVICES—2.22%
Aetna Inc.	137,411	5,434,605
Coventry Health Care Inc. (1)	102,215	5,266,117
HCA Inc.	144,613	7,214,743
Health Management Associates Inc. Class A	154,280	3,224,452
Humana Inc. (1)	106,243	7,021,600
Laboratory Corp. of America Holdings (1)	80,578	5,283,499
Manor Care Inc.	47,513	2,483,980
Quest Diagnostics Inc.	103,895	6,354,218
UnitedHealth Group Inc.	867,196	42,666,043

		84,949,257
HOME BUILDERS—0.35%
Centex Corp.	76,303	4,015,064
Horton (D.R.) Inc.	175,305	4,198,555
KB Home	27,259	1,193,944
Lennar Corp. Class A	89,065	4,030,191

		13,437,754
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	41,937	3,499,223

		3,499,223
HOUSEHOLD PRODUCTS & WARES—0.62%
Clorox Co. (The)	97,328	6,131,664
Fortune Brands Inc.	97,081	7,291,754
Kimberly-Clark Corp.	159,272	10,410,018

		23,833,436
INSURANCE—3.25%
AFLAC Inc.	204,541	9,359,796
Ambac Financial Group Inc.	68,169	5,640,985
American International Group Inc.	970,404	64,298,969
CIGNA Corp.	37,110	4,316,635
Cincinnati Financial Corp.	48,101	2,311,734
Marsh & McLennan Companies Inc.	198,370	5,584,116
MBIA Inc.	41,773	2,566,533
MGIC Investment Corp.	54,345	3,259,070
Progressive Corp. (The)	497,104	12,198,932
Prudential Financial Inc.	165,471	12,617,164
Torchmark Corp.	33,265	2,099,354

		124,253,288
INTERNET—3.13%
Amazon.com Inc. (1)	202,233	6,495,724
eBay Inc. (1)	756,286	21,448,271

Google Inc. Class A (1)	137,165	55,126,614
Symantec Corp. (1)	636,775	13,550,572
VeriSign Inc. (1)	157,126	3,173,945
Yahoo! Inc. (1)	800,239	20,230,042

		120,025,168
IRON & STEEL—0.03%
Allegheny Technologies Inc.	19,397	1,206,299

		1,206,299
LEISURE TIME—0.49%
Carnival Corp.	177,585	8,351,823
Harley-Davidson Inc.	168,862	10,596,091

		18,947,914
LODGING—0.56%
Harrah’s Entertainment Inc.	77,733	5,163,803
Hilton Hotels Corp.	116,666	3,249,148
Marriott International Inc. Class A	101,709	3,930,036
Starwood Hotels & Resorts Worldwide Inc.	140,196	8,017,809
Wyndham Worldwide Corp. (1)	42,302	1,183,187

		21,543,983
MACHINERY—0.07%
Rockwell Automation Inc.	48,734	2,831,445

		2,831,445
MANUFACTURING—4.12%
Danaher Corp.	152,315	10,459,471
General Electric Co.	3,190,258	112,616,107
Illinois Tool Works Inc.	129,825	5,829,143
ITT Industries Inc.	118,860	6,093,952
Pall Corp.	40,771	1,256,155
3M Co.	290,947	21,652,276

		157,907,104
MEDIA—1.81%
CBS Corp. Class B	226,097	6,369,152
Clear Channel Communications Inc.	319,773	9,225,451
Dow Jones & Co. Inc.	41,779	1,401,268
Gannett Co. Inc.	88,318	5,019,112
McGraw-Hill Companies Inc. (The)	131,203	7,613,710
Meredith Corp.	14,023	691,755
New York Times Co. Class A	57,251	1,315,628
Scripps (E.W.) Co. Class A	30,867	1,479,455
Time Warner Inc.	1,413,842	25,774,340
Univision Communications Inc. Class A (1)	161,478	5,545,155
Viacom Inc. Class B (1)	132,387	4,922,149

		69,357,175
MINING—0.37%
Freeport-McMoRan Copper & Gold Inc.	63,206	3,366,352
Newmont Mining Corp.	193,928	8,290,422
Vulcan Materials Co.	31,660	2,477,395

		14,134,169
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	85,533	3,795,099

		3,795,099
OIL & GAS—9.13%
Anadarko Petroleum Corp.	295,773	12,963,731
Apache Corp.	211,943	13,394,798
Chesapeake Energy Corp.	243,267	7,049,878

Chevron Corp.	806,594	52,315,687
Devon Energy Corp.	283,930	17,930,180
EOG Resources Inc.	156,168	10,158,728
Exxon Mobil Corp.	2,449,597	164,367,959
Hess Corp.	102,645	4,251,556
Murphy Oil Corp.	60,105	2,857,993
Nabors Industries Ltd. (1)	203,403	6,051,239
Noble Corp.	57,530	3,692,275
Occidental Petroleum Corp.	366,048	17,610,569
Rowan Companies Inc.	34,235	1,082,853
Transocean Inc. (1)	79,043	5,788,319
Valero Energy Corp.	394,541	20,307,025
XTO Energy Inc.	235,421	9,918,287

		349,741,077
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.	137,787	9,397,073
BJ Services Co.	192,426	5,797,795
Halliburton Co.	232,290	6,608,651
National Oilwell Varco Inc. (1)	67,714	3,964,655
Schlumberger Ltd.	304,895	18,912,637
Smith International Inc.	63,197	2,452,044
Weatherford International Ltd. (1)	126,838	5,291,681

		52,424,536
PACKAGING & CONTAINERS—0.11%
Ball Corp.	67,085	2,713,588
Pactiv Corp. (1)	49,195	1,398,122

		4,111,710
PHARMACEUTICALS—10.73%
Abbott Laboratories	609,820	29,612,859
Allergan Inc.	97,094	10,933,755
AmerisourceBergen Corp.	129,633	5,859,412
Barr Pharmaceuticals Inc. (1)	68,397	3,552,540
Bristol-Myers Squibb Co.	531,689	13,249,690
Cardinal Health Inc.	261,053	17,161,624
Caremark Rx Inc.	274,820	15,574,049
Express Scripts Inc. (1)	88,660	6,692,943
Forest Laboratories Inc. (1)	204,790	10,364,422
Gilead Sciences Inc. (1)	294,099	20,204,601
Hospira Inc. (1)	101,030	3,866,418
King Pharmaceuticals Inc. (1)	156,394	2,663,390
Lilly (Eli) & Co.	633,138	36,088,866
Medco Health Solutions Inc. (1)	100,203	6,023,202
Merck & Co. Inc.	630,428	26,414,933
Mylan Laboratories Inc.	135,627	2,730,172
Pfizer Inc.	4,694,384	133,132,730
Schering-Plough Corp.	953,628	21,065,643
Watson Pharmaceuticals Inc. (1)	65,734	1,720,259
Wyeth	866,335	44,044,471

		410,955,979
PIPELINES—0.08%
Kinder Morgan Inc.	27,573	2,891,029

		2,891,029
REAL ESTATE—0.05%
Realogy Corp. (1)	78,506	1,780,516

		1,780,516
REAL ESTATE INVESTMENT TRUSTS—0.49%
Boston Properties Inc.	27,208	2,811,675
ProLogis	58,355	3,329,736

Public Storage Inc.	33,547	2,884,707
Simon Property Group Inc.	56,936	5,159,540
Vornado Realty Trust	40,787	4,445,783

		18,631,441
RETAIL—8.94%
AutoZone Inc. (1)	33,929	3,504,866
Bed Bath & Beyond Inc. (1)	181,654	6,950,082
Best Buy Co. Inc.	261,726	14,018,045
Darden Restaurants Inc.	94,018	3,992,944
Dollar General Corp.	130,807	1,782,899
Family Dollar Stores Inc.	55,919	1,635,072
Gap Inc. (The)	211,527	4,008,437
Home Depot Inc.	1,328,840	48,197,027
Kohl’s Corp. (1)	210,758	13,682,409
Lowe’s Companies Inc.	983,655	27,601,359
McDonald’s Corp.	418,409	16,368,160
Office Depot Inc. (1)	107,588	4,271,244
RadioShack Corp.	87,048	1,680,026
Sears Holdings Corp. (1)	53,613	8,475,679
Staples Inc.	280,563	6,826,098
Starbucks Corp. (1)	486,720	16,572,816
Target Corp.	552,817	30,543,139
Tiffany & Co.	89,056	2,956,659
TJX Companies Inc.	289,331	8,109,948
Walgreen Co.	648,940	28,806,447
Wal-Mart Stores Inc.	1,583,607	78,103,497
Wendy’s International Inc.	75,277	5,043,559
Yum! Brands Inc.	174,263	9,070,389

		342,200,801
SAVINGS & LOANS—0.34%
Golden West Financial Corp.	170,586	13,177,769

		13,177,769
SEMICONDUCTORS—2.98%
Altera Corp. (1)	143,313	2,634,093
Analog Devices Inc.	145,357	4,272,042
Applied Materials Inc.	428,555	7,598,280
Broadcom Corp. Class A (1)	301,864	9,158,554
Freescale Semiconductor Inc. Class B (1)	107,033	4,068,324
Intel Corp.	1,930,981	39,720,279
KLA-Tencor Corp.	70,453	3,133,045
Linear Technology Corp.	193,720	6,028,566
LSI Logic Corp. (1)	85,323	701,355
Maxim Integrated Products Inc.	206,578	5,798,644
National Semiconductor Corp.	86,545	2,036,404
Novellus Systems Inc. (1)	33,673	931,395
NVIDIA Corp. (1)	226,891	6,713,705
PMC-Sierra Inc. (1)	55,100	327,294
QLogic Corp. (1)	102,679	1,940,633
Texas Instruments Inc.	493,303	16,402,325
Xilinx Inc.	120,612	2,647,433

		114,112,371
SOFTWARE—7.64%
Adobe Systems Inc. (1)	372,841	13,962,895
Autodesk Inc. (1)	149,117	5,186,289
Automatic Data Processing Inc.	228,955	10,838,730
BMC Software Inc. (1)	49,180	1,338,680
CA Inc.	95,457	2,261,376
Citrix Systems Inc. (1)	118,286	4,283,136
Compuware Corp. (1)	84,902	661,387
Electronic Arts Inc. (1)	197,404	10,991,455

First Data Corp.	492,546	20,686,932
Fiserv Inc. (1)	112,082	5,277,941
IMS Health Inc.	129,656	3,454,036
Intuit Inc. (1)	219,933	7,057,650
Microsoft Corp.	5,560,811	151,976,965
Oracle Corp. (1)	2,596,785	46,066,966
Parametric Technology Corp. (1)	23,803	415,600
Paychex Inc.	217,881	8,028,915

		292,488,953
TELECOMMUNICATIONS—3.92%
ADC Telecommunications Inc. (1)	27,129	406,935
Alltel Corp.	110,007	6,105,389
Ciena Corp. (1)	17,129	466,765
Cisco Systems Inc. (1)	3,930,255	90,395,865
Comverse Technology Inc. (1)	56,601	1,213,525
Corning Inc. (1)	391,569	9,558,199
JDS Uniphase Corp. (1)	395,045	865,149
Juniper Networks Inc. (1)	208,211	3,597,886
Lucent Technologies Inc. (1)	980,255	2,293,797
Motorola Inc.	488,915	12,222,875
QUALCOMM Inc.	627,434	22,807,226

		149,933,611
TEXTILES—0.09%
Cintas Corp.	87,972	3,591,897

		3,591,897
TRANSPORTATION—1.11%
FedEx Corp.	90,729	9,860,428
United Parcel Service Inc. Class B	452,367	32,543,282

		42,403,710

TOTAL COMMON STOCKS (Cost: $3,632,055,529)		3,839,782,807

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.36%
MONEY MARKET FUNDS—0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (2) (3)	14,008,168	14,008,168

		14,008,168

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,008,168)		14,008,168

TOTAL INVESTMENTS IN SECURITIES — 100.65% (Cost: $3,646,063,697)		3,853,790,975

Security	Shares	Value
SHORT POSITIONS (4) — (0.40)%
COMMON STOCKS — (0.40)%
Tim Hortons Inc.	(101,945)	(10,004,103)
Wachovia Corp.	(179,285)	(2,707,125)
Western Union	(141,512)	(2,681,153)

		(15,392,381)

TOTAL SHORT POSITIONS (Proceeds: $15,381,473)		(15,392,381)
Other Assets, Less Liabilities — (0.25)%		(9,633,210)

NET ASSETS — 100.00%		$3,828,765,384

NVS – Non-Voting Shares

(1)	Non-income earning security.

(2)	Affiliated issuer. See Note 2.

(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

(4)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.84%
ADVERTISING—0.05%
Interpublic Group of Companies Inc. (1)	172,315	$1,705,919

		1,705,919
AEROSPACE & DEFENSE—3.00%
Boeing Co. (The)	297,862	23,486,419
Goodrich Corp.	76,473	3,098,686
Lockheed Martin Corp.	218,721	18,823,129
Northrop Grumman Corp.	211,645	14,406,675
Raytheon Co.	275,664	13,234,629
United Technologies Corp.	621,274	39,357,708

		112,407,246
AGRICULTURE—1.85%
Altria Group Inc.	488,648	37,406,004
Archer-Daniels-Midland Co.	402,820	15,258,822
Monsanto Co.	210,096	9,876,613
Reynolds American Inc.	105,329	6,527,238

		69,068,677
AIRLINES—0.12%
Southwest Airlines Co.	270,311	4,503,381

		4,503,381
APPAREL—0.17%
Jones Apparel Group Inc.	69,018	2,238,944
VF Corp.	54,463	3,973,076

		6,212,020
AUTO MANUFACTURERS—0.82%
Ford Motor Co.	1,155,669	9,349,362
General Motors Corp.	347,484	11,557,318
Navistar International Corp. (1)	37,786	975,635
PACCAR Inc.	153,178	8,734,210

		30,616,525
AUTO PARTS & EQUIPMENT—0.23%
Johnson Controls Inc.	120,156	8,619,991

		8,619,991
BANKS—12.03%
AmSouth Bancorp	210,427	6,110,800
Bank of America Corp.	2,140,529	114,668,139
Bank of New York Co. Inc. (The)	468,799	16,529,853
BB&T Corp.	329,918	14,443,810
Comerica Inc.	99,679	5,673,729
Compass Bancshares Inc.	79,492	4,529,454
Fifth Third Bancorp	161,431	6,147,293
First Horizon National Corp.	75,837	2,882,564

Huntington Bancshares Inc.	143,957	3,444,891
KeyCorp	247,782	9,276,958
M&T Bank Corp.	23,839	2,859,726
Marshall & Ilsley Corp.	82,677	3,983,378
Mellon Financial Corp.	154,223	6,030,119
National City Corp.	371,586	13,600,048
North Fork Bancorp Inc.	277,865	7,958,054
Northern Trust Corp.	60,750	3,549,623
PNC Financial Services Group	180,895	13,104,034
Regions Financial Corp.	279,325	10,276,367
State Street Corp.	87,502	5,460,125
SunTrust Banks Inc.	224,103	17,318,680
Synovus Financial Corp.	97,259	2,856,497
U.S. Bancorp	1,091,650	36,264,613
Wachovia Corp.	1,175,800	65,609,640
Wells Fargo & Co.	2,068,257	74,829,538
Zions Bancorporation	37,261	2,973,800

		450,381,733
BEVERAGES—0.98%
Brown-Forman Corp. Class B	17,246	1,321,906
Coca-Cola Co. (The)	563,333	25,169,718
Coca-Cola Enterprises Inc.	169,272	3,525,936
Constellation Brands Inc. (1)	129,259	3,720,074
Molson Coors Brewing Co. Class B	27,939	1,924,997
Pepsi Bottling Group Inc.	34,148	1,212,254

		36,874,885
BIOTECHNOLOGY—0.25%
Biogen Idec Inc. (1)	116,132	5,188,778
Genzyme Corp. (1)	62,674	4,228,615

		9,417,393
BUILDING MATERIALS—0.23%
American Standard Companies Inc.	43,777	1,837,321
Masco Corp.	244,987	6,717,544

		8,554,865
CHEMICALS—2.18%
Air Products & Chemicals Inc.	135,375	8,984,839
Ashland Inc.	38,806	2,475,047
Dow Chemical Co. (The)	589,306	22,971,148
Du Pont (E.I.) de Nemours and Co.	566,236	24,257,550
Eastman Chemical Co.	50,439	2,724,715
Hercules Inc. (1)	69,216	1,091,536
International Flavors & Fragrances Inc.	17,798	703,733
PPG Industries Inc.	101,491	6,808,016
Praxair Inc.	91,124	5,390,896
Rohm & Haas Co.	88,228	4,177,596
Sherwin-Williams Co. (The)	38,598	2,152,996

		81,738,072
COAL—0.05%
CONSOL Energy Inc.	60,721	1,926,677

		1,926,677
COMMERCIAL SERVICES—0.70%
Convergys Corp. (1)	49,572	1,023,662
Donnelley (R.R.) & Sons Co.	133,313	4,393,996
McKesson Corp.	183,904	9,695,419
Monster Worldwide Inc. (1)	48,935	1,770,958
Moody’s Corp.	78,582	5,137,691
Robert Half International Inc.	49,386	1,677,642
Western Union Co. (1)	136,292	2,607,266

		26,306,634

COMPUTER—3.15%
Apple Computer Inc. (1)	250,783	19,317,815
Computer Sciences Corp. (1)	105,528	5,183,535
Electronic Data Systems Corp.	318,037	7,798,267
EMC Corp. (1)	762,577	9,135,672
Hewlett-Packard Co.	1,682,372	61,726,229
NCR Corp. (1)	69,636	2,749,229
Sun Microsystems Inc. (1)	2,155,969	10,715,166
Unisys Corp. (1)	209,626	1,186,483

		117,812,396
COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	17,577	889,220
Avon Products Inc.	98,932	3,033,255
Estee Lauder Companies Inc. (The) Class A	23,099	931,583

		4,854,058
DISTRIBUTION & WHOLESALE—0.17%
Genuine Parts Co.	105,281	4,540,770
Grainger (W.W.) Inc.	28,572	1,914,895

		6,455,665
DIVERSIFIED FINANCIAL SERVICES—12.10%
Ameriprise Financial Inc.	54,126	2,538,509
Bear Stearns Companies Inc. (The)	73,959	10,361,656
CIT Group Inc.	122,182	5,941,711
Citigroup Inc.	3,036,677	150,831,746
E*TRADE Financial Corp. (1)	102,241	2,445,605
Federal National Mortgage Association	297,298	16,621,931
Franklin Resources Inc.	44,024	4,655,538
Goldman Sachs Group Inc. (The)	265,169	44,858,640
JP Morgan Chase & Co.	2,132,244	100,130,178
Lehman Brothers Holdings Inc.	204,613	15,112,716
Merrill Lynch & Co. Inc.	544,516	42,592,042
Morgan Stanley	658,446	48,007,298
Rowe (T.) Price Group Inc.	67,473	3,228,583
Schwab (Charles) Corp. (The)	318,050	5,693,095

		453,019,248
ELECTRIC—5.47%
AES Corp. (The) (1)	202,955	4,138,252
Allegheny Energy Inc. (1)	100,825	4,050,140
Ameren Corp.	126,646	6,685,642
American Electric Power Co. Inc.	242,057	8,803,613
CenterPoint Energy Inc.	191,975	2,749,082
CMS Energy Corp. (1)	135,673	1,959,118
Consolidated Edison Inc.	151,589	7,003,412
Constellation Energy Group Inc.	110,417	6,536,686
Dominion Resources Inc.	216,759	16,579,896
DTE Energy Co.	109,129	4,529,945
Duke Energy Corp.	769,702	23,245,000
Dynegy Inc. Class A (1)	226,244	1,253,392
Edison International	103,970	4,329,311
Entergy Corp.	128,010	10,014,222
Exelon Corp.	164,527	9,960,465
FirstEnergy Corp.	202,637	11,319,303
FPL Group Inc.	248,458	11,180,610
PG&E Corp.	213,850	8,906,853
Pinnacle West Capital Corp.	61,326	2,762,736
PPL Corp.	233,812	7,692,415

Progress Energy Inc.	155,936	7,076,376
Public Service Enterprise Group Inc.	154,655	9,463,339
Southern Co. (The)	455,998	15,713,691
TECO Energy Inc.	129,244	2,022,669
TXU Corp.	184,241	11,518,747
Xcel Energy Inc.	249,832	5,159,031

		204,653,946
ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
American Power Conversion Corp.	52,405	1,150,814
Emerson Electric Co.	250,445	21,002,318
Molex Inc.	52,438	2,043,509

		24,196,641
ELECTRONICS—0.45%
Agilent Technologies Inc. (1)	163,242	5,336,381
Applera Corp. - Applied Biosystems Group	42,274	1,399,692
PerkinElmer Inc.	77,925	1,475,120
Sanmina-SCI Corp. (1)	325,417	1,217,060
Solectron Corp. (1)	561,203	1,829,522
Symbol Technologies Inc.	155,517	2,310,983
Tektronix Inc.	32,466	939,241
Thermo Electron Corp. (1)	60,569	2,382,179

		16,890,178
ENGINEERING & CONSTRUCTION—0.11%
Fluor Corp.	53,962	4,149,138

		4,149,138
ENVIRONMENTAL CONTROL—0.20%
Allied Waste Industries Inc. (1)	153,549	1,730,497
Waste Management Inc.	159,422	5,847,599

		7,578,096
FOOD—1.04%
ConAgra Foods Inc.	313,088	7,664,394
Dean Foods Co. (1)	39,155	1,645,293
Heinz (H.J.) Co.	114,080	4,783,374
Hershey Co. (The)	38,724	2,069,798
Kroger Co.	203,771	4,715,261
Safeway Inc.	273,166	8,290,588
Sara Lee Corp.	224,089	3,601,110
SUPERVALU Inc.	129,831	3,849,489
Tyson Foods Inc. Class A	154,648	2,455,810

		39,075,117
FOREST PRODUCTS & PAPER—0.75%
International Paper Co.	279,303	9,672,263
Louisiana-Pacific Corp.	64,952	1,219,149
MeadWestvaco Corp.	111,457	2,954,725
Plum Creek Timber Co. Inc.	65,897	2,243,134
Temple-Inland Inc.	66,710	2,675,071
Weyerhaeuser Co.	151,294	9,309,120

		28,073,462
GAS—0.49%
KeySpan Corp.	107,758	4,433,164
Nicor Inc. (2)	27,197	1,162,944
NiSource Inc.	167,460	3,640,580
Peoples Energy Corp.	23,531	956,535
Sempra Energy	160,480	8,064,120

		18,257,343

HAND & MACHINE TOOLS—0.11%
Snap-On Inc.	35,635	1,587,539
Stanley Works (The)	49,377	2,461,443

		4,048,982
HEALTH CARE - PRODUCTS—0.19%
Bausch & Lomb Inc.	17,990	901,839
Baxter International Inc.	140,307	6,378,356

		7,280,195
HEALTH CARE - SERVICES—1.23%
Aetna Inc.	205,276	8,118,666
HCA Inc.	122,612	6,117,113
Tenet Healthcare Corp. (1)	288,862	2,351,337
WellPoint Inc. (1)	380,721	29,334,553

		45,921,669
HOME BUILDERS—0.14%
KB Home	21,667	949,015
Pulte Homes Inc.	130,095	4,144,827

		5,093,842
HOME FURNISHINGS—0.11%
Whirlpool Corp.	48,037	4,040,392

		4,040,392
HOUSEHOLD PRODUCTS & WARES—0.32%
Avery Dennison Corp.	57,977	3,488,476
Kimberly-Clark Corp.	129,501	8,464,185

		11,952,661
HOUSEWARES—0.13%
Newell Rubbermaid Inc.	170,540	4,829,693

		4,829,693
INSURANCE—6.66%
ACE Ltd.	199,782	10,934,069
AFLAC Inc.	109,797	5,024,311
Allstate Corp. (The)	386,692	24,257,189
American International Group Inc.	670,440	44,423,354
Aon Corp.	193,231	6,544,734
Chubb Corp.	252,375	13,113,405
CIGNA Corp.	32,718	3,805,758
Cincinnati Financial Corp.	60,886	2,926,181
Genworth Financial Inc. Class A	279,544	9,786,835
Hartford Financial Services Group Inc. (The)	186,903	16,213,835
Lincoln National Corp.	176,402	10,951,036
Loews Corp.	280,822	10,643,154
Marsh & McLennan Companies Inc.	148,912	4,191,873
MBIA Inc.	42,930	2,637,619
MetLife Inc.	466,475	26,439,803
Principal Financial Group Inc.	165,449	8,980,572
Prudential Financial Inc.	140,045	10,678,431
SAFECO Corp.	70,774	4,170,712
St. Paul Travelers Companies Inc.	424,434	19,901,710
Torchmark Corp.	29,044	1,832,967
UnumProvident Corp.	210,605	4,083,631
XL Capital Ltd. Class A	110,778	7,610,449

		249,151,628
IRON & STEEL—0.44%
Allegheny Technologies Inc.	43,005	2,674,481
Nucor Corp.	189,428	9,374,792
United States Steel Corp.	75,642	4,363,031

		16,412,304

LEISURE TIME—0.23%
Brunswick Corp.	56,729	1,769,378
Carnival Corp.	103,869	4,884,959
Sabre Holdings Corp.	80,668	1,886,825

		8,541,162
LODGING—0.34%
Harrah’s Entertainment Inc.	39,791	2,643,316
Hilton Hotels Corp.	125,252	3,488,268
Marriott International Inc. Class A	113,938	4,402,564
Wyndham Worldwide Corp. (1)	82,934	2,319,664

		12,853,812
MACHINERY—1.22%
Caterpillar Inc.	402,808	26,504,766
Cummins Inc.	32,347	3,856,733
Deere & Co.	142,036	11,918,241
Rockwell Automation Inc.	61,600	3,578,960

		45,858,700
MANUFACTURING—6.32%
Cooper Industries Ltd.	56,255	4,794,051
Dover Corp.	125,064	5,933,036
Eastman Kodak Co.	176,260	3,948,224
Eaton Corp.	92,170	6,345,905
General Electric Co.	3,297,248	116,392,854
Honeywell International Inc.	503,068	20,575,481
Illinois Tool Works Inc.	134,462	6,037,344
Ingersoll-Rand Co. Class A	197,688	7,508,190
Leggett & Platt Inc.	110,840	2,774,325
Pall Corp.	37,550	1,156,916
Parker Hannifin Corp.	73,823	5,738,262
Textron Inc.	77,582	6,788,425
3M Co.	185,094	13,774,695
Tyco International Ltd.	1,237,556	34,639,192

		236,406,900
MEDIA—4.54%
CBS Corp. Class B	263,659	7,427,274
Comcast Corp. Class A (1)	1,285,491	47,370,343
Gannett Co. Inc.	60,964	3,464,584
McGraw-Hill Companies Inc. (The)	90,199	5,234,248
Meredith Corp.	11,020	543,617
New York Times Co. Class A (2)	34,073	782,998
News Corp. Class A	1,435,358	28,204,785
Scripps (E.W.) Co. Class A	22,320	1,069,798
Time Warner Inc.	1,149,215	20,950,189
Tribune Co.	117,120	3,832,166
Viacom Inc. Class B (1)	309,462	11,505,797
Walt Disney Co. (The)	1,283,876	39,684,607

		170,070,406
MINING—0.93%
Alcoa Inc.	532,549	14,932,674
Freeport-McMoRan Copper & Gold Inc.	60,157	3,203,962
Newmont Mining Corp.	91,302	3,903,161
Phelps Dodge Corp.	125,319	10,614,519
Vulcan Materials Co.	28,333	2,217,057

		34,871,373

OFFICE & BUSINESS EQUIPMENT—0.31%
Pitney Bowes Inc.	54,585	2,421,936
Xerox Corp. (1)	601,006	9,351,653

		11,773,589
OIL & GAS—6.23%
Chevron Corp.	580,554	37,654,732
ConocoPhillips	1,012,145	60,252,992
Exxon Mobil Corp.	1,314,564	88,207,244
Hess Corp.	50,607	2,096,142
Marathon Oil Corp.	220,025	16,919,923
Murphy Oil Corp.	57,074	2,713,869
Noble Corp.	29,448	1,889,973
Occidental Petroleum Corp.	179,973	8,658,501
Rowan Companies Inc.	35,704	1,129,318
Sunoco Inc.	80,142	4,984,031
Transocean Inc. (1)	118,085	8,647,365

		233,154,090
OIL & GAS SERVICES—1.40%
Baker Hughes Inc.	70,757	4,825,627
Halliburton Co.	411,769	11,714,828
National Oilwell Varco Inc. (1)	43,165	2,527,311
Schlumberger Ltd.	436,393	27,069,458
Smith International Inc.	62,795	2,436,446
Weatherford International Ltd. (1)	91,419	3,814,001

		52,387,671
PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	64,661	2,124,760
Pactiv Corp. (1)	38,663	1,098,802
Sealed Air Corp.	49,669	2,688,086

		5,911,648
PHARMACEUTICALS—1.89%
Abbott Laboratories	356,646	17,318,730
Bristol-Myers Squibb Co.	700,674	17,460,796
Medco Health Solutions Inc. (1)	84,898	5,103,219
Merck & Co. Inc.	735,195	30,804,671

		70,687,416
PIPELINES—0.50%
El Paso Corp.	427,655	5,833,214
Kinder Morgan Inc.	39,454	4,136,752
Williams Companies Inc.	366,060	8,737,852

		18,707,818
REAL ESTATE—0.05%
Realogy Corp. (1)	78,903	1,789,520

		1,789,520
REAL ESTATE INVESTMENT TRUSTS—1.57%
Apartment Investment & Management Co. Class A	59,766	3,251,868
Archstone-Smith Trust	131,836	7,177,152
Boston Properties Inc.	44,211	4,568,765
Equity Office Properties Trust	215,118	8,553,092
Equity Residential	178,762	9,041,782
Kimco Realty Corp.	133,237	5,711,870
ProLogis	95,050	5,423,553
Public Storage Inc.	42,374	3,643,740
Simon Property Group Inc.	81,439	7,380,002
Vornado Realty Trust	35,890	3,912,010

		58,663,834

RETAIL—2.67%
AutoNation Inc. (1)	93,197	1,947,817
Big Lots Inc. (1)	66,430	1,315,978
Circuit City Stores Inc.	86,369	2,168,726
Costco Wholesale Corp.	287,487	14,282,354
CVS Corp.	504,610	16,208,073
Dillard’s Inc. Class A	36,852	1,206,166
Dollar General Corp.	67,964	926,349
Family Dollar Stores Inc.	39,830	1,164,629
Federated Department Stores Inc.	333,913	14,428,381
Gap Inc. (The)	128,786	2,440,495
Limited Brands Inc.	208,725	5,529,125
McDonald’s Corp.	354,084	13,851,766
Nordstrom Inc.	140,530	5,944,419
Office Depot Inc. (1)	71,270	2,829,419
OfficeMax Inc.	45,083	1,836,681
Penney (J.C.) Co. Inc.	137,750	9,420,723
Staples Inc.	178,543	4,343,951

		99,845,052
SAVINGS & LOANS—0.81%
Sovereign Bancorp Inc.	220,397	4,740,740
Washington Mutual Inc.	591,847	25,727,589

		30,468,329
SEMICONDUCTORS—2.53%
Advanced Micro Devices Inc. (1)	298,518	7,418,172
Altera Corp. (1)	83,468	1,534,142
Analog Devices Inc.	77,845	2,287,865
Applied Materials Inc.	443,758	7,867,829
Freescale Semiconductor Inc. Class B (1)	147,081	5,590,549
Intel Corp.	1,700,658	34,982,535
KLA-Tencor Corp.	54,984	2,445,138
LSI Logic Corp. (1)	163,738	1,345,926
Micron Technology Inc. (1)	448,411	7,802,351
National Semiconductor Corp.	100,357	2,361,400
Novellus Systems Inc. (1)	43,560	1,204,870
PMC-Sierra Inc. (1)	76,163	452,408
Teradyne Inc. (1)	121,584	1,600,045
Texas Instruments Inc.	470,745	15,652,271
Xilinx Inc.	93,835	2,059,678

		94,605,179
SOFTWARE—0.40%
Automatic Data Processing Inc.	122,902	5,818,181
BMC Software Inc. (1)	77,238	2,102,418
CA Inc.	161,504	3,826,030
Compuware Corp. (1)	150,494	1,172,348
Novell Inc. (1)	208,527	1,276,185
Parametric Technology Corp. (1)	45,215	789,454

		14,984,616
TELECOMMUNICATIONS—8.70%
ADC Telecommunications Inc. (1)	45,970	689,550
Alltel Corp.	133,554	7,412,247
AT&T Inc.	2,385,779	77,680,964
Avaya Inc. (1)	279,678	3,199,516
BellSouth Corp.	1,115,344	47,680,956
CenturyTel Inc.	71,526	2,837,436
Ciena Corp. (1)	36,125	984,406
Citizens Communications Co.	196,819	2,763,339
Comverse Technology Inc. (1)	69,408	1,488,108

Corning Inc. (1)	584,509	14,267,865
Embarq Corp.	91,644	4,432,820
JDS Uniphase Corp. (1)	668,192	1,463,340
Juniper Networks Inc. (1)	149,349	2,580,751
Lucent Technologies Inc. (1)	1,821,216	4,261,645
Motorola Inc.	1,038,448	25,961,200
QUALCOMM Inc.	416,064	15,123,926
Qwest Communications International Inc. (1)	983,290	8,574,289
Sprint Nextel Corp.	1,835,071	31,471,468
Tellabs Inc. (1)	276,286	3,028,095
Verizon Communications Inc.	1,780,500	66,109,965
Windstream Corp.	290,759	3,835,111

		325,846,997
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	100,249	2,280,665
Mattel Inc.	232,311	4,576,527

		6,857,192
TRANSPORTATION—2.16%
Burlington Northern Santa Fe Corp.	222,358	16,329,972
CSX Corp.	272,504	8,946,306
FedEx Corp.	101,653	11,047,648
Norfolk Southern Corp.	254,236	11,199,096
Ryder System Inc.	37,878	1,957,535
Union Pacific Corp.	165,469	14,561,272
United Parcel Service Inc. Class B	232,428	16,720,870

		80,762,699

TOTAL COMMON STOCKS (Cost: $3,335,318,686)		3,737,128,675

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.57%
CERTIFICATES OF DEPOSIT (3)—0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$6,839	6,839
Societe Generale
5.33%, 12/08/06	9,769	9,769
Washington Mutual Bank
5.36%, 11/13/06	24,423	24,423
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,815	7,815

		48,846
COMMERCIAL PAPER (3)—0.00%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	5,293	5,236
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	2,442	2,431
Atlantis One Funding
5.30%, 11/14/06 (4)	13,404	13,319
Beta Finance Inc.
5.27%, 01/25/07 (4)	1,954	1,921
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	3,084	3,051
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	4,952	4,921

CC USA Inc.
5.03%, 10/24/06 (4)	1,954	1,948
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	11,235	11,169
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	5,862	5,814
Curzon Funding LLC
5.29%, 11/17/06 (4)	9,769	9,703
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	7,207	7,134
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	9,769	9,719
Five Finance Inc.
5.19%, 12/01/06 (4)	4,396	4,358
Galleon Capital Corp.
5.27%, 12/18/06 (4)	1,366	1,351
General Electric Capital Services Inc.
5.22%, 12/11/06	977	967
Giro Funding US Corp.
5.34%, 10/10/06 (4)	4,885	4,879
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	4,689	4,671
HBOS Treasury Services PLC
5.27%, 12/15/06	1,954	1,933
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	19,539	19,487
Landale Funding LLC
5.31%, 11/15/06 (4)	7,620	7,571
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	5,336	5,302
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	6,301	6,260
Nationwide Building Society
5.27%, 12/15/06	3,419	3,382
Nestle Capital Corp.
5.19%, 08/09/07	5,862	5,599
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	5,205	5,122
Sydney Capital Corp.
5.27%, 12/08/06 (4)	233	231
Tulip Funding Corp.
5.29%, 11/15/06 (4)	5,153	5,119
White Pine Finance LLC
5.12%, 10/27/06 (4)	1,846	1,840

		154,438
MEDIUM-TERM NOTES (3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	2,442	2,442
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	7,327	7,327
K2 USA LLC
5.39%, 06/04/07 (4)	7,327	7,327
Marshall & Ilsley Bank
5.18%, 12/15/06	9,769	9,776
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	11,430	11,430
US Bank N.A.
2.85%, 11/15/06	1,954	1,950

		40,252

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	20,318,426	20,318,426

		20,318,426
REPURCHASE AGREEMENTS (3)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,548 (collateralized by non-U.S. Government debt securities, value $20,136, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$19,539	19,539
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $14,661 (collateralized by non-U.S. Government debt securities, value $16,128, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,654	14,654
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $14,661 (collateralized by non-U.S. Government debt securities, value $16,128, 0.31% to 5.25%, 6/1/35 to 8/25/36).	14,654	14,654
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $977 (collateralized by non-U.S. Government debt securities, value $1,007, 5.75%, 3/15/06).	977	977
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $34,208 (collateralized by non-U.S. Government debt securities, value $35,922, 5.87%, 6/25/36).	34,193	34,193
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $10,751 (collateralized by non-U.S. Government debt securities, value $11,943, 0.00% to 10.00%, 5/27/33 to 9/29/36).	10,746	10,746
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $5,865 (collateralized by non-U.S. Government debt securities, value $6,431, 0.00% to 10.00%, 5/27/33 to 9/29/36).	5,862	5,862
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $19,548 (collateralized by non-U.S. Government debt securities, value $20,527, 0.00% to 9.00%, 5/1/17 to 2/25/46).	19,539	19,539
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $14,661 (collateralized by non-U.S. Government debt securities, value $20,233, 0.00% to 8.33%, 10/27/06 to 3/25/37).	14,654	14,654
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $11,728 (collateralized by non-U.S. Government debt securities, value $12,316, 0.00% to 10.00%, 10/1/06 to 9/30/36).	11,723	11,723
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $2,443 (collateralized by non-U.S. Government debt securities, value $2,566, 6.50% to 7.63%, 2/1/07 to 6/1/16).	2,442	2,442

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,548 (collateralized by non-U.S. Government debt securities, value $20,527, 0.79% to 9.08%, 8/5/18 to 12/20/54).	19,539	19,539
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $19,548 (collateralized by non-U.S. Government debt securities, value $20,136, 4.85% to 8.60%, 5/1/09 to 12/1/25).	19,539	19,539
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,773 (collateralized by non-U.S. Government debt securities, value $10,675, 4.69% to 6.41%, 12/17/19 to 6/25/45).	9,769	9,769
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $13,195 (collateralized by non-U.S. Government debt securities, value $13,886, 0.00% to 10.00%, 10/1/06 to 9/30/36).	13,189	13,189
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $7,101 (collateralized by non-U.S. Government debt securities, value $7,405, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	6,839	6,839
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $25,412 (collateralized by non-U.S. Government debt securities, value $26,685, 0.06% to 7.95%, 8/15/13 to 7/15/45).	25,400	25,400

		243,258
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	1,756	1,756

		1,756
VARIABLE & FLOATING RATE NOTES (3)—0.02%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	25,009	25,012
American Express Bank
5.29%, 02/28/07	9,769	9,770
American Express Centurion Bank
5.42%, 07/19/07	10,746	10,756
American Express Credit Corp.
5.43%, 07/05/07	2,931	2,932
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	1,856	1,856
ASIF Global Financing
5.51%, 05/03/07 (4)	977	977
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	6,350	6,350
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	14,166	14,167
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	24,912	24,913
BMW US Capital LLC
5.33%, 10/15/07 (4)	9,769	9,769
BNP Paribas
5.36%, 05/18/07 (4)	18,073	18,073
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	7,132	7,132
CC USA Inc.
5.48%, 07/30/07 (4)	4,885	4,885

Commodore CDO Ltd.
5.47%, 06/12/07 (4)	2,442	2,442
Credit Agricole SA
5.48%, 07/23/07	9,769	9,769
Credit Suisse First Boston NY
5.51%, 04/24/07	4,885	4,885
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	2,442	2,442
DEPFA Bank PLC
5.43%, 09/14/07	9,769	9,769
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	11,235	11,236
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	9,769	9,769
Fifth Third Bancorp
5.31%, 09/21/07 (4)	19,539	19,539
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	9,769	9,768
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	10,258	10,260
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	34,193	34,193
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	7,815	7,816
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	14,654	14,656
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	9,769	9,769
Holmes Financing PLC
5.30%, 07/16/07 (4)	17,096	17,096
JP Morgan Chase & Co.
5.30%, 08/02/07	7,327	7,327
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	7,327	7,326
Kestrel Funding LLC
5.31%, 07/11/07 (4)	3,908	3,907
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	5,862	5,862
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	10,188	10,188
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	12,212	12,210
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	10,746	10,746
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	4,305	4,305
Marshall & Ilsley Bank
5.31%, 10/15/07	5,373	5,373
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	14,654	14,654
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	977	977
Monumental Global Funding II
5.38%, 12/27/06 (4)	1,954	1,954
Mound Financing PLC
5.30%, 05/08/07 (4)	9,183	9,183
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	29,308	29,308
National City Bank of Indiana
5.37%, 05/21/07	4,885	4,885
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	32,239	32,246

Newcastle Ltd.
5.35%, 04/24/07 (4)	3,444	3,443
Northern Rock PLC
5.37%, 08/03/07 (4)	11,723	11,723
Northlake CDO I
5.46%, 09/06/07 (4)	2,931	2,931
Principal Life Global Funding I
5.83%, 02/08/07	4,396	4,403
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	14,166	14,165
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	9,769	9,769
Strips III LLC
5.38%, 07/24/07 (4)	2,309	2,309
SunTrust Bank
5.30%, 05/01/07	9,769	9,770
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	23,837	23,836
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	13,677	13,677
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	13,605	13,605
Wachovia Bank N.A.
5.43%, 05/22/07	19,539	19,539
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	7,327	7,331
Wells Fargo & Co.
5.34%, 09/14/07 (4)	4,885	4,885
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	7,327	7,327
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	29,308	29,302
Wind Master Trust
5.32%, 07/25/07 (4)	3,908	3,908

		652,375

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,459,351)		21,459,351

TOTAL INVESTMENTS IN SECURITIES — 100.41% (Cost: $3,356,778,037)		3,758,588,026
Other Assets, Less Liabilities — (0.41)%		(15,382,337)

NET ASSETS — 100.00%		$3,743,205,689

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.22%
Catalina Marketing Corp.	130,652	$3,592,930
Harte-Hanks Inc.	177,345	4,673,041

		8,265,971
AEROSPACE & DEFENSE—0.49%
Alliant Techsystems Inc. (1)	123,138	9,981,566
DRS Technologies Inc.	142,652	6,229,613
Sequa Corp. Class A (1)	24,358	2,286,242

		18,497,421
AGRICULTURE—0.09%
Universal Corp.	91,223	3,332,376

		3,332,376
AIRLINES—0.38%
AirTran Holdings Inc. (1)	321,484	3,189,121
Alaska Air Group Inc. (1)	141,596	5,386,312
JetBlue Airways Corp. (1) (2)	623,277	5,777,778

		14,353,211
APPAREL—0.71%
Hanesbrands Inc. (1)	337,666	7,600,862
Polo Ralph Lauren Corp.	218,908	14,161,159
Timberland Co. Class A (1)	182,421	5,248,252

		27,010,273
AUTO MANUFACTURERS—0.35%
Oshkosh Truck Corp.	261,163	13,180,897

		13,180,897
AUTO PARTS & EQUIPMENT—0.65%
ArvinMeritor Inc.	250,220	3,563,133
Bandag Inc.	41,409	1,699,425
BorgWarner Inc.	203,572	11,638,211
Lear Corp.	239,021	4,947,735
Modine Manufacturing Co.	115,747	2,816,125

		24,664,629
BANKS—3.95%
Associated Bancorp	468,715	15,233,237
Bank of Hawaii Corp.	179,051	8,623,096
Cathay General Bancorp	183,021	6,607,058
City National Corp.	143,405	9,616,739
Colonial BancGroup Inc. (The)	548,976	13,449,912
Cullen/Frost Bankers Inc.	197,162	11,399,907
FirstMerit Corp.	283,958	6,579,307
Greater Bay Bancorp	180,885	5,102,766
Investors Financial Services Corp.	234,515	10,102,906
Mercantile Bankshares Corp.	444,377	16,117,554
SVB Financial Group (1) (2)	122,925	5,487,372
TCF Financial Corp.	399,936	10,514,317
Texas Regional Bancshares Inc. Class A	163,530	6,287,729

Webster Financial Corp.	186,288	8,776,028
Westamerica Bancorp	110,270	5,569,738
Wilmington Trust Corp.	243,648	10,854,518

		150,322,184
BEVERAGES—0.12%
PepsiAmericas Inc.	214,864	4,585,198

		4,585,198
BIOTECHNOLOGY—1.45%
Affymetrix Inc. (1)	5,600	120,736
Charles River Laboratories International Inc. (1)	242,437	10,524,190
Invitrogen Corp. (1)	189,725	12,030,462
Millennium Pharmaceuticals Inc. (1)	1,118,964	11,133,692
PDL BioPharma Inc. (1)	408,170	7,836,864
Vertex Pharmaceuticals Inc. (1)	397,630	13,380,249

		55,026,193
BUILDING MATERIALS—0.54%
Florida Rock Industries Inc.	175,353	6,787,915
Martin Marietta Materials Inc.	160,764	13,603,850

		20,391,765
CHEMICALS—2.93%
Airgas Inc.	276,159	9,988,671
Albemarle Corp.	139,825	7,596,692
Cabot Corp.	224,974	8,369,033
Chemtura Corp.	853,856	7,402,932
Cytec Industries Inc.	147,485	8,198,691
Ferro Corp.	150,692	2,679,304
FMC Corp.	138,684	8,885,484
Lubrizol Corp.	242,903	11,107,954
Lyondell Chemical Co.	746,551	18,939,999
Minerals Technologies Inc.	69,116	3,690,794
Olin Corp.	257,697	3,958,226
RPM International Inc.	422,176	8,017,122
Sensient Technologies Corp.	165,080	3,230,616
Valspar Corp. (The)	360,974	9,601,908

		111,667,426
COAL—1.29%
Arch Coal Inc.	508,947	14,713,658
Peabody Energy Corp.	935,928	34,423,432

		49,137,090
COMMERCIAL SERVICES—4.49%
ADESA Inc.	319,506	7,383,784
Alliance Data Systems Corp. (1)	235,818	13,014,795
Avis Budget Group Inc.	355,995	6,511,149
Banta Corp.	85,497	4,069,657
Career Education Corp. (1)	336,547	7,572,307
ChoicePoint Inc. (1)	301,516	10,794,273
Corinthian Colleges Inc. (1)	306,999	3,318,659
Corporate Executive Board Co. (The)	142,810	12,840,047
Deluxe Corp.	182,096	3,113,842
DeVry Inc. (1)	210,905	4,485,949
Gartner Inc. (1)	200,591	3,528,396
ITT Educational Services Inc. (1)	117,320	7,778,316
Kelly Services Inc. Class A	74,973	2,055,010
Korn/Ferry International (1)	154,962	3,244,904
Laureate Education Inc. (1)	182,499	8,734,402
Manpower Inc.	307,047	18,812,770
MPS Group Inc. (1)	368,018	5,560,752
Navigant Consulting Inc. (1)	187,967	3,770,618
Pharmaceutical Product Development Inc.	365,134	13,031,632
Quanta Services Inc. (1)	421,420	7,105,141
Rent-A-Center Inc. (1)	247,954	7,262,573

Rollins Inc.	105,774	2,232,889
Sotheby’s Holdings Inc. Class A	196,664	6,340,447
United Rentals Inc. (1) (2)	235,314	5,471,050
Valassis Communications Inc. (1)	169,931	2,999,282

		171,032,644
COMPUTERS—3.99%
BISYS Group Inc. (The) (1)	428,824	4,657,029
Cadence Design Systems Inc. (1) (2)	994,447	16,865,821
Ceridian Corp. (1)	493,190	11,027,728
Cognizant Technology Solutions Corp. (1)	498,835	36,943,720
Diebold Inc.	232,976	10,141,445
DST Systems Inc. (1)	207,096	12,771,610
Henry (Jack) & Associates Inc.	278,581	6,064,708
Imation Corp.	123,900	4,974,585
McDATA Corp. Class A (1)	563,113	2,832,458
Mentor Graphics Corp. (1)	288,473	4,061,700
Palm Inc. (1)	367,494	5,350,713
Reynolds & Reynolds Co. (The) Class A	191,952	7,584,024
SRA International Inc. Class A (1)	145,038	4,359,842
Synopsys Inc. (1)	500,828	9,876,328
Western Digital Corp. (1)	782,609	14,165,223

		151,676,934
DISTRIBUTION & WHOLESALE—1.23%
CDW Corp.	212,804	13,125,751
Fastenal Co.	443,949	17,123,113
Ingram Micro Inc. Class A (1)	491,743	9,421,796
Tech Data Corp. (1)	195,398	7,137,889

		46,808,549
DIVERSIFIED FINANCIAL SERVICES—1.99%
AmeriCredit Corp. (1)	443,767	11,089,737
Eaton Vance Corp.	450,585	13,003,883
Edwards (A.G.) Inc.	270,717	14,423,802
IndyMac Bancorp Inc.	243,691	10,030,322
Jefferies Group Inc.	358,380	10,213,830
Raymond James Financial Inc.	321,504	9,400,777
Waddell & Reed Financial Inc. Class A	301,252	7,455,987

		75,618,338
ELECTRIC—5.79%
Alliant Energy Corp.	417,503	14,917,382
Aquila Inc. (1)	1,331,033	5,763,373
Black Hills Corp.	118,289	3,975,693
DPL Inc.	405,085	10,985,905
Duquesne Light Holdings Inc.	279,118	5,487,460
Energy East Corp.	523,900	12,426,908
Great Plains Energy Inc.	284,951	8,839,180
Hawaiian Electric Industries Inc.	288,512	7,807,135
IDACORP Inc.	152,331	5,759,635
MDU Resources Group Inc.	638,725	14,269,117
Northeast Utilities	545,511	12,694,041
NSTAR	378,839	12,638,069
OGE Energy Corp.	322,755	11,654,683
Pepco Holdings Inc.	675,948	16,337,663
PNM Resources Inc.	247,244	6,816,517
Puget Energy Inc.	412,720	9,381,126
SCANA Corp.	411,188	16,558,541
Sierra Pacific Resources Corp. (1)	783,722	11,238,573
Westar Energy Inc.	309,564	7,277,850
Wisconsin Energy Corp.	414,576	17,884,809
WPS Resources Corp.	153,276	7,607,088

		220,320,748
ELECTRICAL COMPONENTS & EQUIPMENT—0.94%
AMETEK Inc.	250,387	10,904,354

Energizer Holdings Inc. (1)	203,457	14,646,869
Hubbell Inc. Class B	215,728	10,333,371

		35,884,594
ELECTRONICS—2.15%
Amphenol Corp. Class A	316,658	19,610,630
Arrow Electronics Inc. (1)	433,331	11,886,269
Avnet Inc. (1)	453,145	8,890,705
Gentex Corp.	521,806	7,414,863
KEMET Corp. (1)	307,483	2,481,388
National Instruments Corp.	201,117	5,498,539
Plexus Corp. (1)	163,767	3,144,326
Thomas & Betts Corp. (1)	184,755	8,814,661
Varian Inc. (1)	110,033	5,047,214
Vishay Intertechnology Inc. (1)	654,920	9,195,077

		81,983,672
ENGINEERING & CONSTRUCTION—0.66%
Dycom Industries Inc. (1)	144,405	3,104,707
Granite Construction Inc.	120,378	6,422,166
Jacobs Engineering Group Inc. (1)	208,608	15,589,276

		25,116,149
ENTERTAINMENT—0.48%
International Speedway Corp. Class A	127,026	6,330,976
Macrovision Corp. (1)	187,685	4,446,258
Scientific Games Corp. Class A (1)	236,807	7,530,463

		18,307,697
ENVIRONMENTAL CONTROL—0.82%
Mine Safety Appliances Co.	107,081	3,816,367
Republic Services Inc.	406,610	16,349,788
Stericycle Inc. (1)	156,472	10,920,181

		31,086,336
FOOD—0.91%
Hormel Foods Corp.	259,677	9,343,178
Ruddick Corp.	126,236	3,285,923
Smithfield Foods Inc. (1)	351,715	9,503,339
Smucker (J.M.) Co. (The)	203,660	9,765,497
Tootsie Roll Industries Inc.	94,195	2,760,855

		34,658,792
FOREST PRODUCTS & PAPER—0.57%
Bowater Inc.	198,513	4,083,412
Glatfelter Co.	158,336	2,145,453
Potlatch Corp.	137,586	5,104,441
Rayonier Inc.	271,769	10,272,868

		21,606,174
GAS—0.60%
AGL Resources Inc.	276,434	10,089,841
Vectren Corp.	270,859	7,272,564
WGL Holdings Inc.	173,629	5,441,533

		22,803,938
HAND & MACHINE TOOLS—0.42%
Kennametal Inc.	137,482	7,788,355
Lincoln Electric Holdings Inc.	151,264	8,236,325

		16,024,680
HEALTH CARE - PRODUCTS—4.08%
Advanced Medical Optics Inc. (1)	210,725	8,334,174
Beckman Coulter Inc.	219,991	12,662,682
Cytyc Corp. (1)	399,409	9,777,532
DENTSPLY International Inc.	545,268	16,418,019
Edwards Lifesciences Corp. (1)	207,330	9,659,505

Gen-Probe Inc. (1)	184,002	8,627,854
Henry Schein Inc. (1)	312,575	15,672,510
Hillenbrand Industries Inc.	217,674	12,403,065
Intuitive Surgical Inc. (1)	130,467	13,757,745
ResMed Inc. (1)	269,096	10,831,114
Steris Corp.	230,786	5,552,711
TECHNE Corp. (1)	139,932	7,116,942
Varian Medical Systems Inc. (1)	460,219	24,571,092

		155,384,945
HEALTH CARE - SERVICES—2.61%
Apria Healthcare Group Inc. (1)	150,564	2,972,133
Community Health Systems Inc. (1)	335,327	12,524,463
Covance Inc. (1)	226,051	15,005,265
Health Net Inc. (1)	410,991	17,886,328
LifePoint Hospitals Inc. (1) (2)	203,669	7,193,589
Lincare Holdings Inc. (1)	332,326	11,511,773
Psychiatric Solutions Inc. (1)	188,906	6,439,806
Triad Hospitals Inc. (1)	311,619	13,720,585
Universal Health Services Inc. Class B	202,025	12,107,358

		99,361,300
HOLDING COMPANIES - DIVERSIFIED—0.40%
Leucadia National Corp.	575,116	15,050,786

		15,050,786
HOME BUILDERS—1.04%
Beazer Homes USA Inc.	139,542	5,447,720
Hovnanian Enterprises Inc. Class A (1) (2)	129,249	3,792,166
M.D.C. Holdings Inc.	122,942	5,710,656
Ryland Group Inc.	155,259	6,708,741
Thor Industries Inc.	126,799	5,220,315
Toll Brothers Inc. (1)	446,402	12,534,968

		39,414,566
HOME FURNISHINGS—0.08%
Furniture Brands International Inc. (2)	170,078	3,238,285

		3,238,285
HOUSEHOLD PRODUCTS & WARES—0.72%
American Greetings Corp. Class A (2)	203,853	4,713,081
Blyth Inc.	90,159	2,193,568
Church & Dwight Co. Inc.	230,469	9,013,643
Scotts Miracle-Gro Co. (The) Class A	163,824	7,288,530
Tupperware Brands Corp.	215,267	4,189,096

		27,397,918
INSURANCE—6.17%
American Financial Group Inc.	164,816	7,734,815
AmerUs Group Co.	152,815	10,392,948
Berkley (W.R.) Corp.	596,571	21,112,648
Brown & Brown Inc.	405,700	12,398,192
Everest Re Group Ltd.	229,961	22,428,096
Fidelity National Financial Inc.	624,265	26,000,637
First American Corp.	342,666	14,508,478
Gallagher (Arthur J.) & Co.	345,126	9,204,510
Hanover Insurance Group Inc. (The)	180,796	8,068,925
HCC Insurance Holdings Inc.	394,388	12,967,477
Horace Mann Educators Corp.	152,425	2,931,133
Mercury General Corp.	126,342	6,267,827
Ohio Casualty Corp.	218,651	5,656,501
Old Republic International Corp.	815,213	18,056,968
PMI Group Inc. (The)	306,745	13,438,498
Protective Life Corp.	248,077	11,349,523
Radian Group Inc.	289,544	17,372,640
StanCorp Financial Group Inc.	192,764	8,603,057
Unitrin Inc.	145,376	6,421,258

		234,914,131

INTERNET—1.05%
Avocent Corp. (1)	182,122	5,485,515
CheckFree Corp. (1)	315,501	13,036,501
F5 Networks Inc. (1)	144,101	7,741,106
McAfee Inc. (1)	565,690	13,836,777

		40,099,899
IRON & STEEL—0.41%
Reliance Steel & Aluminum Co.	227,871	7,323,774
Steel Dynamics Inc.	161,723	8,158,925

		15,482,699
LEISURE TIME—0.08%
Callaway Golf Co.	224,940	2,948,963

		2,948,963
LODGING—0.15%
Boyd Gaming Corp.	150,613	5,789,564

		5,789,564
MACHINERY—1.51%
AGCO Corp. (1)	323,262	8,194,692
Flowserve Corp. (1)	200,603	10,148,506
Graco Inc.	240,890	9,409,163
Joy Global Inc.	420,714	15,823,054
Nordson Corp.	119,937	4,780,689
Zebra Technologies Corp. Class A (1)	251,498	8,988,539

		57,344,643
MANUFACTURING—2.74%
Brink’s Co. (The)	168,040	8,916,202
Carlisle Companies Inc.	109,397	9,200,288
Crane Co.	182,564	7,631,175
Donaldson Co. Inc.	252,653	9,322,896
Federal Signal Corp.	170,893	2,606,118
Harsco Corp.	149,042	11,573,111
Lancaster Colony Corp.	84,085	3,763,645
Pentair Inc.	358,717	9,394,798
Roper Industries Inc.	308,521	13,803,230
SPX Corp.	205,273	10,969,789
Teleflex Inc.	141,709	7,884,689
Trinity Industries Inc.	282,884	9,100,379

		104,166,320
MEDIA—1.02%
Belo Corp.	312,906	4,947,044
Emmis Communications Corp. (1)	117,475	1,439,069
Entercom Communications Corp.	99,861	2,516,497
Lee Enterprises Inc.	162,310	4,096,704
Media General Inc. Class A	85,437	3,222,684
Readers Digest Association Inc. (The)	343,159	4,447,341
Scholastic Corp. (1)	91,498	2,850,163
Washington Post Co. (The) Class B	20,104	14,816,648
Westwood One Inc.	61,328	434,202

		38,770,352
METAL FABRICATE & HARDWARE—1.40%
Commercial Metals Co.	425,622	8,652,895
Precision Castparts Corp.	479,744	30,300,631
Timken Co. (The)	333,573	9,933,804
Worthington Industries Inc.	258,468	4,409,464

		53,296,794
OFFICE FURNISHINGS—0.40%
Herman Miller Inc.	234,460	8,020,877
HNI Corp.	178,011	7,401,697

		15,422,574

OIL & GAS—4.95%
Denbury Resources Inc. (1)	423,100	12,227,590
ENSCO International Inc.	543,583	23,825,243
Forest Oil Corp. (1)	193,486	6,112,223
Helmerich & Payne Inc.	373,648	8,605,113
Newfield Exploration Co. (1)	463,422	17,860,284
Noble Energy Inc.	625,388	28,511,439
Patterson-UTI Energy Inc.	588,842	13,990,886
Pioneer Natural Resources Co.	442,050	17,292,996
Plains Exploration & Production Co. (1)	272,115	11,676,455
Pogo Producing Co.	206,141	8,441,474
Pride International Inc. (1)	578,167	15,853,339
Quicksilver Resources Inc. (1) (2)	195,854	6,247,743
Southwestern Energy Co. (1)	595,971	17,801,654

		188,446,439
OIL & GAS SERVICES—1.72%
Cameron International Corp. (1)	395,448	19,104,093
FMC Technologies Inc. (1)	243,049	13,051,731
Grant Prideco Inc. (1)	462,660	17,594,960
Hanover Compressor Co. (1)	366,521	6,678,013
Tidewater Inc.	207,183	9,155,417

		65,584,214
PACKAGING & CONTAINERS—0.49%
Packaging Corp. of America	288,516	6,693,571
Sonoco Products Co.	351,694	11,830,986

		18,524,557
PHARMACEUTICALS—2.13%
Cephalon Inc. (1) (2)	215,438	13,303,296
Medicis Pharmaceutical Corp. Class A	194,602	6,295,375
Omnicare Inc.	430,011	18,529,174
Par Pharmaceutical Companies Inc. (1)	124,085	2,263,310
Perrigo Co.	270,953	4,598,072
Sepracor Inc. (1) (2)	387,180	18,754,999
Valeant Pharmaceuticals International	330,247	6,532,286
VCA Antech Inc. (1)	295,486	10,655,225

		80,931,737
PIPELINES—1.71%
Equitable Resources Inc.	427,847	14,966,088
National Fuel Gas Co.	295,964	10,758,291
ONEOK Inc.	389,645	14,724,685
Questar Corp.	303,569	24,822,837

		65,271,901
REAL ESTATE INVESTMENT TRUSTS—4.28%
AMB Property Corp.	313,253	17,263,373
Developers Diversified Realty Corp.	388,753	21,676,867
Highwoods Properties Inc.	194,741	7,246,313
Hospitality Properties Trust	263,400	12,432,480
Liberty Property Trust	319,151	15,252,226
Longview Fibre Co.	233,356	4,741,794
Macerich Co. (The)	254,449	19,429,726
Mack-Cali Realty Corp.	221,381	11,467,536
New Plan Excel Realty Trust Inc.	372,005	10,062,735
Regency Centers Corp.	243,679	16,755,368
United Dominion Realty Trust Inc.	477,366	14,416,453
Weingarten Realty Investors	280,042	12,047,407

		162,792,278
RETAIL—9.12%
Abercrombie & Fitch Co. Class A	312,025	21,679,497

Advance Auto Parts Inc.	372,856	12,281,877
Aeropostale Inc. (1)	188,044	5,496,526
American Eagle Outfitters Inc.	472,842	20,724,665
AnnTaylor Stores Corp. (1)	258,155	10,806,368
Applebee’s International Inc.	264,283	5,684,727
Barnes & Noble Inc.	181,935	6,902,614
BJ’s Wholesale Club Inc. (1)	230,779	6,734,131
Bob Evans Farms Inc.	129,228	3,913,024
Borders Group Inc.	221,181	4,512,092
Brinker International Inc.	295,428	11,843,709
CarMax Inc. (1)	377,376	15,740,353
CBRL Group Inc.	110,113	4,451,869
Charming Shoppes Inc. (1)	436,288	6,230,193
Cheesecake Factory Inc. (The) (1)	281,041	7,641,505
Chico’s FAS Inc. (1)	622,622	13,405,052
Claire’s Stores Inc.	337,938	9,854,272
Coldwater Creek Inc. (1)	213,342	6,135,716
Copart Inc. (1)	250,478	7,060,975
Dollar Tree Stores Inc. (1)	361,856	11,203,062
Foot Locker Inc.	551,761	13,931,965
GameStop Corp. Class A (1)	266,661	12,341,071
Michaels Stores Inc.	472,392	20,567,948
MSC Industrial Direct Co. Inc. Class A	194,479	7,923,074
99 Cents Only Stores (1)	162,856	1,926,586
O’Reilly Automotive Inc. (1)	402,135	13,354,903
OSI Restaurant Partners Inc.	264,404	8,384,251
Pacific Sunwear of California Inc. (1)	247,547	3,733,009
Payless ShoeSource Inc. (1)	233,870	5,823,363
PetSmart Inc.	495,726	13,756,396
Pier 1 Imports Inc.	19,320	143,354
Regis Corp.	161,393	5,785,939
Ross Stores Inc.	500,473	12,717,019
Ruby Tuesday Inc. (2)	209,716	5,911,894
Saks Inc.	486,604	8,408,517
Urban Outfitters Inc. (1)	399,391	7,065,227
Williams-Sonoma Inc.	402,426	13,034,578

		347,111,321
SAVINGS & LOANS—0.98%
Astoria Financial Corp.	306,943	9,459,983
First Niagara Financial Group Inc.	393,387	5,735,582
New York Community Bancorp Inc. (2)	920,582	15,079,133
Washington Federal Inc.	309,949	6,955,256

		37,229,954
SEMICONDUCTORS—3.94%
Atmel Corp. (1)	1,521,083	9,187,341
Cree Inc. (1) (2)	273,777	5,505,655
Cypress Semiconductor Corp. (1) (2)	501,258	8,907,355
Fairchild Semiconductor International Inc. Class A (1)	435,136	8,137,043
Integrated Device Technology Inc. (1)	708,259	11,374,640
International Rectifier Corp. (1)	254,047	8,850,997
Intersil Corp. Class A	498,078	12,227,815
Lam Research Corp. (1)	502,537	22,780,002
Lattice Semiconductor Corp. (1)	404,106	2,756,003
MEMC Electronic Materials Inc. (1)	589,908	21,608,330
Micrel Inc. (1)	213,200	2,044,588
Microchip Technology Inc.	761,289	24,680,989
Semtech Corp. (1)	258,139	3,293,854
Silicon Laboratories Inc. (1)	198,905	6,170,033
TriQuint Semiconductor Inc. (1)	496,789	2,583,303

		150,107,948
SOFTWARE—2.53%
Activision Inc. (1)	884,932	13,362,473
Acxiom Corp.	241,122	5,946,069

Advent Software Inc. (1)	71,715	2,596,800
CSG Systems International Inc. (1)	169,888	4,490,140
Dun & Bradstreet Corp. (1)	222,655	16,696,898
Fair Isaac Corp.	223,367	8,168,531
Fidelity National Information Services Inc.	231,140	8,552,180
MoneyGram International Inc.	300,230	8,724,684
SEI Investments Co.	223,600	12,564,084
Sybase Inc. (1)	316,928	7,682,335
Transaction Systems Architects Inc. Class A (1)	133,303	4,574,959
Wind River Systems Inc. (1)	268,111	2,871,469

		96,230,622
TELECOMMUNICATIONS—2.34%
ADTRAN Inc.	230,368	5,491,973
Andrew Corp. (1)	565,824	5,222,556
Cincinnati Bell Inc. (1)	879,708	4,240,193
CommScope Inc. (1)	209,572	6,886,536
Harris Corp.	474,254	21,099,560
Newport Corp. (1)	144,866	2,361,316
Plantronics Inc.	169,132	2,964,884
Polycom Inc. (1)	313,412	7,687,996
Powerwave Technologies Inc. (1) (2)	397,758	3,022,961
RF Micro Devices Inc. (1)	680,058	5,154,840
Telephone & Data Systems Inc.	369,022	15,535,826
3Com Corp. (1)	1,399,778	6,173,021
UTStarcom Inc. (1) (2)	376,961	3,343,644

		89,185,306
TEXTILES—0.37%
Mohawk Industries Inc. (1) (2)	189,706	14,123,612

		14,123,612
TRANSPORTATION—2.77%
Alexander & Baldwin Inc.	153,130	6,794,378
C.H. Robinson Worldwide Inc.	614,102	27,376,667
Con-way Inc.	170,425	7,638,449
Expeditors International Washington Inc.	755,167	33,665,345
Hunt (J.B.) Transport Services Inc.	377,022	7,830,747
Overseas Shipholding Group Inc.	105,467	6,514,697
Swift Transportation Co. Inc. (1)	190,946	4,529,239
Werner Enterprises Inc.	181,637	3,398,428
YRC Worldwide Inc. (1)	204,391	7,570,643

		105,318,593
TRUCKING & LEASING—0.20%
GATX Corp.	181,968	7,528,016

		7,528,016
WATER—0.27%
Aqua America Inc.	466,376	10,232,289

		10,232,289

TOTAL COMMON STOCKS (Cost: $3,439,565,141)		3,800,066,405

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.82%
CERTIFICATES OF DEPOSIT (3)—0.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$563,463	563,463
Societe Generale
5.33%, 12/08/06	804,947	804,947

Washington Mutual Bank
5.36%, 11/13/06	2,012,367	2,012,367
Wells Fargo Bank N.A.
4.78%, 12/05/06	643,957	643,957

		4,024,734
COMMERCIAL PAPER (3)—0.33%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	436,104	431,422
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	201,237	200,320
Atlantis One Funding
5.30%, 11/14/06 (4)	1,104,451	1,097,459
Beta Finance Inc.
5.27%, 01/25/07 (4)	160,989	158,282
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	254,122	251,401
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	408,044	405,460
CC USA Inc.
5.03%, 10/24/06 (4)	160,989	160,494
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	925,689	920,252
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	482,968	479,117
Curzon Funding LLC
5.29%, 11/17/06 (4)	804,947	799,506
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	593,825	587,798
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	804,947	800,799
Five Finance Inc.
5.19%, 12/01/06 (4)	362,226	359,093
Galleon Capital Corp.
5.27%, 12/18/06 (4)	112,548	111,279
General Electric Capital Services Inc.
5.22%, 12/11/06	80,495	79,678
Giro Funding US Corp.
5.34%, 10/10/06 (4)	402,473	401,996
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	386,374	384,897
HBOS Treasury Services PLC
5.27%, 12/15/06	160,989	159,247
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	1,609,893	1,605,628
Landale Funding LLC
5.31%, 11/15/06 (4)	627,858	623,787
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	439,678	436,892
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	519,191	515,834
Nationwide Building Society
5.27%, 12/15/06	281,731	278,679
Nestle Capital Corp.
5.19%, 08/09/07	482,968	461,314
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	428,876	422,006
Sydney Capital Corp.
5.27%, 12/08/06 (4)	19,198	19,010
Tulip Funding Corp.
5.29%, 11/15/06 (4)	424,545	421,800
White Pine Finance LLC
5.12%, 10/27/06 (4)	152,135	151,594

		12,725,044

MEDIUM-TERM NOTES (3)—0.09%
Bank of America N.A.
5.28%, 04/20/07	201,237	201,237
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	603,710	603,710
K2 USA LLC
5.39%, 06/04/07 (4)	603,710	603,710
Marshall & Ilsley Bank
5.18%, 12/15/06	804,947	805,508
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	941,788	941,787
US Bank N.A.
2.85%, 11/15/06	160,989	160,632

		3,316,584
MONEY MARKET FUNDS—0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	13,169,812	13,169,812

		13,169,812
REPURCHASE AGREEMENTS (3)—0.53%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,610,621 (collateralized by non-U.S. Government debt securities, value $1,659,085, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,609,893	1,609,893
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,207,958 (collateralized by non-U.S. Government debt securities, value $1,328,884, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,207,420	1,207,420
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,207,967 (collateralized by non-U.S. Government debt securities, value $1,328,884, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,207,420	1,207,420
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $80,531 (collateralized by non-U.S. Government debt securities, value $82,954, 5.75%, 3/15/2016).	80,495	80,495
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,818,588 (collateralized by non-U.S. Government debt securities, value $2,959,776, 5.87%, 6/25/36).	2,817,313	2,817,313
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $885,846 (collateralized by non-U.S. Government debt securities, value $984,046, 0.00% to 10.00%, 5/27/33 to 9/29/36).	885,441	885,441
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $483,191 (collateralized by non-U.S. Government debt securities, value $529,871, 0.00% to 10.00%, 5/27/33 to 9/29/36).	482,968	482,968
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,610,620 (collateralized by non-U.S. Government debt securities, value $1,691,300, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,609,893	1,609,893

Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,207,966 (collateralized by non-U.S. Government debt securities, value $1,667,139, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,207,420	1,207,420
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $966,381 (collateralized by non-U.S. Government debt securities, value $1,014,780, 0.00% to 10.00%, 10/1/06 to 9/30/36).	965,936	965,936
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $201,329 (collateralized by non-U.S. Government debt securities, value $211,441, 6.50% to 7.63%, 2/1/07 to 6/1/16).	201,237	201,237
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,610,621 (collateralized by non-U.S. Government debt securities, value $1,691,338, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,609,893	1,609,893
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,610,621 (collateralized by non-U.S. Government debt securities, value $1,659,107, 4.85% to 8.60%, 5/1/09 to 12/1/25).	1,609,893	1,609,893
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $805,311 (collateralized by non-U.S. Government debt securities, value $879,572, 4.69% to 6.41%, 12/17/19 to 6/25/45).	804,947	804,947
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,087,179 (collateralized by non-U.S. Government debt securities, value $1,144,123, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,086,678	1,086,678
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $585,035 (collateralized by non-U.S. Government debt securities, value $610,145, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	563,463	563,463
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $2,093,812 (collateralized by non-U.S. Government debt securities, value $2,198,690, 0.06% to 7.95%, 8/15/13 to 7/15/45).	2,092,861	2,092,861

		20,043,171
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	144,657	144,657

		144,657
VARIABLE & FLOATING RATE NOTES (3)—1.41%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	2,060,663	2,060,919
American Express Bank
5.29%, 02/28/07	804,947	804,944
American Express Centurion Bank
5.42%, 07/19/07	885,441	886,254
American Express Credit Corp.
5.43%, 07/05/07	241,484	241,605
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	152,940	152,940

ASIF Global Financing
5.51%, 05/03/07 (4)	80,495	80,521
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	523,215	523,215
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	1,167,173	1,167,217
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	2,052,614	2,052,708
BMW US Capital LLC
5.33%, 10/15/07 (4)	804,947	804,947
BNP Paribas
5.36%, 05/18/07 (4)	1,489,151	1,489,151
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	587,611	587,612
CC USA Inc.
5.48%, 07/30/07 (4)	402,473	402,521
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	201,237	201,237
Credit Agricole SA
5.48%, 07/23/07	804,947	804,947
Credit Suisse First Boston NY
5.51%, 04/24/07	402,473	402,488
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	201,237	201,237
DEPFA Bank PLC
5.43%, 09/14/07	804,947	804,947
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	925,689	925,741
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	804,947	804,947
Fifth Third Bancorp
5.31%, 09/21/07 (4)	1,609,893	1,609,893
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	804,947	804,891
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	845,194	845,373
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	2,817,313	2,817,313
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	643,957	644,044
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,207,420	1,207,590
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	804,947	804,947
Holmes Financing PLC
5.30%, 07/16/07 (4)	1,408,657	1,408,657
JP Morgan Chase & Co.
5.30%, 08/02/07	603,710	603,710
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	603,710	603,686
Kestrel Funding LLC
5.31%, 07/11/07 (4)	321,979	321,952
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	482,968	482,968
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	839,477	839,476
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	1,006,183	1,006,012
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	885,441	885,387
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	354,682	354,682
Marshall & Ilsley Bank
5.31%, 10/15/07	442,721	442,721
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	1,207,420	1,207,420
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	80,495	80,495
Monumental Global Funding II
5.38%, 12/27/06 (4)	160,989	161,001
Mound Financing PLC
5.30%, 05/08/07 (4)	756,650	756,650
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	2,414,840	2,414,805

National City Bank of Indiana
5.37%, 05/21/07	402,473	402,495
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	2,656,324	2,656,885
Newcastle Ltd.
5.35%, 04/24/07 (4)	283,744	283,697
Northern Rock PLC
5.37%, 08/03/07 (4)	965,936	965,957
Northlake CDO I
5.46%, 09/06/07 (4)	241,484	241,484
Principal Life Global Funding I
5.83%, 02/08/07	362,226	362,824
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	1,167,173	1,167,150
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	804,947	804,947
Strips III LLC
5.38%, 07/24/07 (4)	190,215	190,215
SunTrust Bank
5.30%, 05/01/07	804,947	804,975
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	1,964,070	1,963,914
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	1,126,925	1,126,926
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	1,121,013	1,121,013
Wachovia Bank N.A.
5.43%, 05/22/07	1,609,893	1,609,893
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	603,710	604,030
Wells Fargo & Co.
5.34%, 09/14/07 (4)	402,473	402,496
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	603,710	603,708
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	2,414,840	2,414,392
Wind Master Trust
5.32%, 07/25/07 (4)	321,979	321,979

		53,752,751

TOTAL SHORT-TERM INVESTMENTS (Cost: $107,176,753)		107,176,753

TOTAL INVESTMENTS IN SECURITIES — 102.69% (Cost: $3,546,741,894)		3,907,243,158

Security	Shares	Value
SHORT POSITIONS (8)—(0.00)%
COMMON STOCKS—(0.00)%
Cabot Microelectronics Corp.	(170)	(4,899)
Smith International Inc.	(1,402)	(54,398)

		(59,297)

TOTAL SHORT POSITIONS (Proceeds: $59,297)		(59,297)
Other Assets, Less Liabilities—(2.69)%		(102,266,068)

NET ASSETS — 100.00%		$3,804,917,792

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.94%
ADVERTISING—0.38%
Catalina Marketing Corp.	123,533	$3,397,157
Harte-Hanks Inc.	104,444	2,752,099

		6,149,256
AEROSPACE & DEFENSE—0.75%
Alliant Techsystems Inc. (1)	116,115	9,412,282
DRS Technologies Inc.	64,632	2,822,479

		12,234,761
AIRLINES—0.52%
AirTran Holdings Inc. (1)	302,687	3,002,655
JetBlue Airways Corp. (1) (2)	586,762	5,439,284

		8,441,939
APPAREL—0.94%
Hanesbrands Inc. (1)	98,089	2,207,983
Polo Ralph Lauren Corp.	128,015	8,281,290
Timberland Co. Class A (1)	171,583	4,936,443

		15,425,716
AUTO MANUFACTURERS—0.41%
Oshkosh Truck Corp.	132,974	6,711,198

		6,711,198
BANKS—2.31%
Cathay General Bancorp	92,729	3,347,517
City National Corp.	71,725	4,809,878
Cullen/Frost Bankers Inc.	70,595	4,081,803
Greater Bay Bancorp	93,949	2,650,301
Investors Financial Services Corp.	220,981	9,519,861
SVB Financial Group (1) (2)	50,761	2,265,971
TCF Financial Corp.	188,568	4,957,453
Texas Regional Bancshares Inc. Class A	87,731	3,373,257
Westamerica Bancorp	55,557	2,806,184

		37,812,225
BEVERAGES—0.10%
PepsiAmericas Inc.	78,378	1,672,587

		1,672,587
BIOTECHNOLOGY—2.39%
Affymetrix Inc. (1)	165,170	3,561,065
Charles River Laboratories International Inc. (1)	130,199	5,651,939
Invitrogen Corp. (1)	178,891	11,343,478
Martek Biosciences Corp. (1) (2)	107,147	2,304,732
Millennium Pharmaceuticals Inc. (1)	400,796	3,987,920
PDL BioPharma Inc. (1)	233,753	4,488,058
Vertex Pharmaceuticals Inc. (1)	230,476	7,755,517

		39,092,709
BUILDING MATERIALS—0.56%
Florida Rock Industries Inc.	103,953	4,024,021
Martin Marietta Materials Inc.	60,901	5,153,443

		9,177,464

CHEMICALS—0.48%
Airgas Inc.	91,016	3,292,049
Valspar Corp. (The)	169,809	4,516,919

		7,808,968
COAL—1.11%
Arch Coal Inc.	225,613	6,522,472
Peabody Energy Corp.	318,312	11,707,515

		18,229,987
COMMERCIAL SERVICES—5.44%
ADESA Inc.	126,002	2,911,906
Alliance Data Systems Corp. (1)	222,411	12,274,863
Avis Budget Group Inc.	134,590	2,461,651
Career Education Corp. (1)	317,134	7,135,515
ChoicePoint Inc. (1)	284,339	10,179,336
Corinthian Colleges Inc. (1)	288,856	3,122,533
Corporate Executive Board Co. (The)	134,682	12,109,259
Deluxe Corp.	90,653	1,550,166
DeVry Inc. (1)	129,076	2,745,447
Gartner Inc. (1)	72,831	1,281,097
ITT Educational Services Inc. (1)	110,527	7,327,940
Korn/Ferry International (1)	41,791	875,104
Laureate Education Inc. (1)	71,878	3,440,081
Navigant Consulting Inc. (1)	95,246	1,910,635
Pharmaceutical Product Development Inc.	344,357	12,290,101
Rent-A-Center Inc. (1)	128,014	3,749,530
Rollins Inc.	99,774	2,106,229
Valassis Communications Inc. (1)	90,406	1,595,666

		89,067,059
COMPUTERS—5.90%
BISYS Group Inc. (The) (1)	403,236	4,379,143
Cadence Design Systems Inc. (1) (2)	385,655	6,540,709
Ceridian Corp. (1)	181,587	4,060,285
Cognizant Technology Solutions Corp. (1)	471,401	34,911,958
Diebold Inc.	90,785	3,951,871
DST Systems Inc. (1)	195,321	12,045,446
Henry (Jack) & Associates Inc.	262,329	5,710,902
McDATA Corp. Class A (1)	240,154	1,207,975
Palm Inc. (1)	117,495	1,710,727
Reynolds & Reynolds Co. (The) Class A	70,403	2,781,623
SRA International Inc. Class A (1)	90,156	2,710,089
Synopsys Inc. (1)	155,611	3,068,649
Western Digital Corp. (1)	738,258	13,362,470

		96,441,847
DISTRIBUTION & WHOLESALE—1.75%
CDW Corp.	200,712	12,379,916
Fastenal Co.	419,032	16,162,064

		28,541,980
DIVERSIFIED FINANCIAL SERVICES—1.96%
AmeriCredit Corp. (1) (2)	192,714	4,815,923
Eaton Vance Corp.	424,985	12,265,067
IndyMac Bancorp Inc.	123,960	5,102,194
Raymond James Financial Inc.	99,863	2,919,994
Waddell & Reed Financial Inc. Class A	283,386	7,013,803

		32,116,981
ELECTRICAL COMPONENTS & EQUIPMENT—1.25%
AMETEK Inc.	153,409	6,680,962
Energizer Holdings Inc. (1)	191,949	13,818,408

		20,499,370

ELECTRONICS—1.70%
Amphenol Corp. Class A	299,104	18,523,511
Gentex Corp.	262,460	3,729,557
National Instruments Corp.	104,108	2,846,313
Varian Inc. (1)	57,772	2,650,002

		27,749,383
ENGINEERING & CONSTRUCTION—1.04%
Granite Construction Inc.	43,023	2,295,277
Jacobs Engineering Group Inc. (1)	196,849	14,710,526

		17,005,803
ENTERTAINMENT—0.90%
International Speedway Corp. Class A	68,136	3,395,898
Macrovision Corp. (1)	176,825	4,188,984
Scientific Games Corp. Class A (1)	222,911	7,088,570

		14,673,452
ENVIRONMENTAL CONTROL—1.18%
Mine Safety Appliances Co. (2)	56,478	2,012,876
Republic Services Inc.	172,866	6,950,942
Stericycle Inc. (1)	147,369	10,284,882

		19,248,700
FOOD—0.55%
Hormel Foods Corp.	105,329	3,789,737
Smucker (J.M.) Co. (The)	82,472	3,954,532
Tootsie Roll Industries Inc.	41,722	1,222,872

		8,967,141
HAND & MACHINE TOOLS—0.12%
Lincoln Electric Holdings Inc.	35,556	1,936,024

		1,936,024
HEALTH CARE - PRODUCTS—7.30%
Advanced Medical Optics Inc. (1)	69,150	2,734,882
Beckman Coulter Inc.	207,485	11,942,837
Cytyc Corp. (1)	376,664	9,220,735
DENTSPLY International Inc.	514,228	15,483,405
Edwards Lifesciences Corp. (1)	127,578	5,943,859
Gen-Probe Inc. (1)	173,273	8,124,771
Henry Schein Inc. (1)	200,544	10,055,276
Intuitive Surgical Inc. (1)	123,076	12,978,364
ResMed Inc. (1)	254,064	10,226,076
Steris Corp.	119,843	2,883,423
TECHNE Corp. (1)	131,699	6,698,211
Varian Medical Systems Inc. (1)	434,678	23,207,458

		119,499,297
HEALTH CARE - SERVICES—3.75%
Apria Healthcare Group Inc. (1)	141,931	2,801,718
Community Health Systems Inc. (1)	316,271	11,812,722
Covance Inc. (1)	130,082	8,634,843
Health Net Inc. (1)	263,767	11,479,140
LifePoint Hospitals Inc. (1) (2)	191,410	6,760,601
Lincare Holdings Inc. (1)	313,422	10,856,938
Psychiatric Solutions Inc. (1)	58,352	1,989,220
Universal Health Services Inc. Class B	116,177	6,962,488

		61,297,670
HOLDING COMPANIES - DIVERSIFIED—0.36%
Leucadia National Corp.	227,831	5,962,337

		5,962,337

HOME BUILDERS—2.15%
Beazer Homes USA Inc.	82,137	3,206,628
Hovnanian Enterprises Inc. Class A (1) (2)	121,845	3,574,932
M.D.C. Holdings Inc.	115,779	5,377,935
Ryland Group Inc.	146,238	6,318,944
Thor Industries Inc.	119,403	4,915,822
Toll Brothers Inc. (1)	420,981	11,821,146

		35,215,407
HOUSEHOLD PRODUCTS & WARES—0.75%
Church & Dwight Co. Inc.	217,071	8,489,647
Scotts Miracle-Gro Co. (The) Class A	83,235	3,703,125

		12,192,772
INSURANCE—4.59%
Berkley (W.R.) Corp.	343,822	12,167,861
Brown & Brown Inc.	382,575	11,691,492
Everest Re Group Ltd.	115,080	11,223,752
Fidelity National Financial Inc.	306,586	12,769,307
Gallagher (Arthur J.) & Co.	185,375	4,943,951
PMI Group Inc. (The)	136,130	5,963,855
Radian Group Inc.	273,106	16,386,360

		75,146,578
INTERNET—1.65%
Avocent Corp. (1)	66,423	2,000,661
CheckFree Corp. (1)	113,247	4,679,366
F5 Networks Inc. (1)	135,607	7,284,808
McAfee Inc. (1)	533,616	13,052,247

		27,017,082
LODGING—0.17%
Boyd Gaming Corp.	73,108	2,810,272

		2,810,272
MACHINERY—1.66%
Flowserve Corp. (1)	79,108	4,002,074
Graco Inc.	226,919	8,863,456
Joy Global Inc.	155,647	5,853,884
Zebra Technologies Corp. Class A (1)	237,040	8,471,810

		27,191,224
MANUFACTURING—1.28%
Donaldson Co. Inc.	238,004	8,782,348
Pentair Inc.	125,246	3,280,193
Roper Industries Inc.	133,584	5,976,548
Teleflex Inc.	50,986	2,836,861

		20,875,950
MEDIA—0.67%
Emmis Communications Corp. (1)	41,684	510,629
Entercom Communications Corp.	35,735	900,522
Lee Enterprises Inc.	84,751	2,139,115
Washington Post Co. (The) Class B	8,731	6,434,747
Westwood One Inc.	130,887	926,680

		10,911,693
METAL FABRICATE & HARDWARE—0.72%
Precision Castparts Corp.	185,798	11,735,002

		11,735,002
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	85,734	2,932,960
HNI Corp.	74,525	3,098,749

		6,031,709

OIL & GAS—8.48%
Denbury Resources Inc. (1)	398,947	11,529,568
ENSCO International Inc.	236,121	10,349,183
Helmerich & Payne Inc.	140,762	3,241,749
Newfield Exploration Co. (1)	437,423	16,858,282
Noble Energy Inc.	590,794	26,934,298
Patterson-UTI Energy Inc.	555,413	13,196,613
Pioneer Natural Resources Co.	416,962	16,311,553
Plains Exploration & Production Co. (1)	256,655	11,013,066
Pogo Producing Co.	194,220	7,953,309
Quicksilver Resources Inc. (1) (2)	144,581	4,612,134
Southwestern Energy Co. (1)	562,556	16,803,548

		138,803,303
OIL & GAS SERVICES—1.82%
Cameron International Corp. (1)	153,175	7,399,884
FMC Technologies Inc. (1)	107,897	5,794,069
Grant Prideco Inc. (1)	436,667	16,606,446

		29,800,399
PHARMACEUTICALS—3.64%
Cephalon Inc. (1)	203,197	12,547,415
Medicis Pharmaceutical Corp. Class A	182,989	5,919,694
Omnicare Inc.	263,813	11,367,702
Par Pharmaceutical Companies Inc. (1)	116,681	2,128,261
Perrigo Co.	113,845	1,931,950
Sepracor Inc. (1) (2)	365,500	17,704,820
Valeant Pharmaceuticals International	148,747	2,942,216
VCA Antech Inc. (1)	139,010	5,012,701

		59,554,759
PIPELINES—1.20%
Equitable Resources Inc.	181,355	6,343,798
Questar Corp.	163,410	13,362,036

		19,705,834
REAL ESTATE INVESTMENT TRUSTS—0.65%
Macerich Co. (The)	81,646	6,234,489
Weingarten Realty Investors	101,100	4,349,322

		10,583,811
RETAIL—13.68%
Abercrombie & Fitch Co. Class A	294,652	20,472,421
Advance Auto Parts Inc.	351,649	11,583,318
Aeropostale Inc. (1)	176,991	5,173,447
American Eagle Outfitters Inc.	446,479	19,569,175
AnnTaylor Stores Corp. (1)	105,148	4,401,495
Applebee’s International Inc.	248,406	5,343,213
Barnes & Noble Inc.	64,974	2,465,114
Brinker International Inc.	194,430	7,794,699
CarMax Inc. (1)	138,832	5,790,683
Charming Shoppes Inc. (1)	180,968	2,584,223
Cheesecake Factory Inc. (The) (1)	264,497	7,191,673
Chico’s FAS Inc. (1)	587,266	12,643,837
Claire’s Stores Inc.	175,460	5,116,414
Coldwater Creek Inc. (1)	156,921	4,513,048
Copart Inc. (1)	235,753	6,645,877
Dollar Tree Stores Inc. (1)	221,948	6,871,510
GameStop Corp. Class A (1)	251,458	11,637,476
Michaels Stores Inc.	307,730	13,398,564
MSC Industrial Direct Co. Inc. Class A	91,494	3,727,466
99 Cents Only Stores (1)	104,183	1,232,485
O’Reilly Automotive Inc. (1)	205,071	6,810,408
OSI Restaurant Partners Inc. (2)	146,834	4,656,106
Pacific Sunwear of California Inc. (1)	234,103	3,530,273

PetSmart Inc.	467,626	12,976,621
Regis Corp.	86,648	3,106,331
Ross Stores Inc.	472,022	11,994,079
Ruby Tuesday Inc. (2)	129,937	3,662,924
Urban Outfitters Inc. (1)	375,970	6,650,909
Williams-Sonoma Inc.	379,556	12,293,819

		223,837,608
SAVINGS & LOANS—0.12%
First Niagara Financial Group Inc.	139,586	2,035,164

		2,035,164
SEMICONDUCTORS—3.16%
Cree Inc. (1) (2)	257,859	5,185,544
Cypress Semiconductor Corp. (1) (2)	160,492	2,851,943
International Rectifier Corp. (1) (2)	112,120	3,906,261
Lam Research Corp. (1)	213,521	9,678,907
MEMC Electronic Materials Inc. (1)	183,773	6,731,605
Micrel Inc. (1)	84,829	813,510
Microchip Technology Inc.	452,958	14,684,898
Semtech Corp. (1)	155,234	1,980,786
Silicon Laboratories Inc. (1)	187,235	5,808,030

		51,641,484
SOFTWARE—3.94%
Activision Inc. (1)	834,704	12,604,030
Advent Software Inc. (1)	27,699	1,002,981
CSG Systems International Inc. (1)	160,686	4,246,931
Dun & Bradstreet Corp. (1)	105,044	7,877,250
Fair Isaac Corp.	210,493	7,697,729
Fidelity National Information Services Inc.	217,858	8,060,746
MoneyGram International Inc.	126,943	3,688,964
SEI Investments Co.	210,861	11,848,280
Sybase Inc. (1)	197,770	4,793,945
Transaction Systems Architects Inc. Class A (1)	49,161	1,687,206
Wind River Systems Inc. (1)	94,100	1,007,811

		64,515,873
TELECOMMUNICATIONS—1.57%
ADTRAN Inc.	110,638	2,637,610
Harris Corp.	264,314	11,759,330
Plantronics Inc.	159,135	2,789,637
Polycom Inc. (1)	159,216	3,905,568
Powerwave Technologies Inc. (1)	122,243	929,047
RF Micro Devices Inc. (1)	256,044	1,940,814
UTStarcom Inc. (1) (2)	192,615	1,708,495

		25,670,501
TEXTILES—0.54%
Mohawk Industries Inc. (1) (2)	118,191	8,799,320

		8,799,320
TRANSPORTATION—3.68%
C.H. Robinson Worldwide Inc.	580,104	25,861,036
Expeditors International Washington Inc.	713,567	31,810,817
Overseas Shipholding Group Inc.	41,462	2,561,108

		60,232,961
WATER—0.30%
Aqua America Inc. (2)	224,065	4,915,986

		4,915,986

TOTAL COMMON STOCKS (Cost: $1,646,479,837)		1,634,988,546

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.51%
CERTIFICATES OF DEPOSIT (3)—0.14%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$331,441	331,441
Societe Generale
5.33%, 12/08/06	473,487	473,487
Washington Mutual Bank
5.36%, 11/13/06	1,183,718	1,183,718
Wells Fargo Bank N.A.
4.78%, 12/05/06	378,790	378,790

		2,367,436
COMMERCIAL PAPER (3)—0.46%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	256,526	253,776
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	118,372	117,833
Atlantis One Funding
5.30%, 11/14/06 (4)	649,663	645,550
Beta Finance Inc.
5.27%, 01/25/07 (4)	94,697	93,105
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	149,480	147,880
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	240,020	238,501
CC USA Inc.
5.03%, 10/24/06 (4)	94,697	94,406
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	544,510	541,313
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	284,092	281,827
Curzon Funding LLC
5.29%, 11/17/06 (4)	473,487	470,287
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	349,301	345,756
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	473,487	471,048
Five Finance Inc.
5.19%, 12/01/06 (4)	213,069	211,226
Galleon Capital Corp.
5.27%, 12/18/06 (4)	66,203	65,457
General Electric Capital Services Inc.
5.22%, 12/11/06	47,349	46,868
Giro Funding US Corp.
5.34%, 10/10/06 (4)	236,744	236,463
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	227,274	226,405
HBOS Treasury Services PLC
5.27%, 12/15/06	94,697	93,673
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	946,975	944,465
Landale Funding LLC
5.31%, 11/15/06 (4)	369,320	366,926
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	258,628	256,989
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	305,399	303,425
Nationwide Building Society
5.27%, 12/15/06	165,721	163,925
Nestle Capital Corp.
5.19%, 08/09/07	284,092	271,355

Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	252,274	248,234
Sydney Capital Corp.
5.27%, 12/08/06 (4)	11,293	11,182
Tulip Funding Corp.
5.29%, 11/15/06 (4)	249,727	248,112
White Pine Finance LLC
5.12%, 10/27/06 (4)	89,489	89,171
		7,485,158
MEDIUM-TERM NOTES (3)—0.12%
Bank of America N.A.
5.28%, 04/20/07	118,372	118,372
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	355,116	355,116
K2 USA LLC
5.39%, 06/04/07 (4)	355,116	355,116
Marshall & Ilsley Bank
5.18%, 12/15/06	473,487	473,818
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	553,980	553,981
US Bank N.A.
2.85%, 11/15/06	94,697	94,487

		1,950,890
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	2,078,513	2,078,513

		2,078,513
REPURCHASE AGREEMENTS (3)—0.72%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $947,404 (collateralized by non-U.S. Government debt securities, value $975,910, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$946,975	946,975
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $710,548 (collateralized by non-U.S. Government debt securities, value $781,679, 0.31% to 5.25%, 6/1/35 to 8/25/36).	710,231	710,231
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $710,553 (collateralized by non-U.S. Government debt securities, value $781,679, 0.31% to 5.25%, 6/1/35 to 8/25/36).	710,231	710,231
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $47,370 (collateralized by non-U.S. Government debt securities, value $48,796, 5.75% , 3/15/2016).	47,349	47,349
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,657,956 (collateralized by non-U.S. Government debt securities, value $1,741,005, 5.87%, 6/25/36).	1,657,206	1,657,206
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $521,074 (collateralized by non-U.S. Government debt securities, value $578,837, 0.00% to 10.00%, 5/27/33 to 9/29/36).	520,836	520,836

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $284,223 (collateralized by non-U.S. Government debt securities, value $311,682, 0.00% to 10.00%, 5/27/33 to 9/29/36).	284,092	284,092
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $947,403 (collateralized by non-U.S. Government debt securities, value $994,860, 0.00% to 9.00%, 5/1/17 to 2/25/46).	946,975	946,975
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $710,552 (collateralized by non-U.S. Government debt securities, value $980,648, 0.00% to 8.33%, 10/27/06 to 3/25/37).	710,231	710,231
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $568,447 (collateralized by non-U.S. Government debt securities, value $596,916, 0.00% to 10.00%, 10/1/06 to 9/30/36).	568,185	568,185
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $118,426 (collateralized by non-U.S. Government debt securities, value $124,374, 6.50% to 7.63%, 2/1/07 to 6/1/16).	118,372	118,372
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $947,404 (collateralized by non-U.S. Government debt securities, value $994,882, 0.79% to 9.08%, 8/5/18 to 12/20/54).	946,975	946,975
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $947,404 (collateralized by non-U.S. Government debt securities, value $975,923, 4.85% to 8.60%, 5/1/09 to 12/1/25).	946,975	946,975
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $473,701 (collateralized by non-U.S. Government debt securities, value $517,384, 4.69% to 6.41%, 12/17/19 to 6/25/45).	473,487	473,487
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $639,503 (collateralized by non-U.S. Government debt securities, value $672,998, 0.00% to 10.00%, 10/1/06 to 9/30/36).	639,208	639,208
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $344,130 (collateralized by non-U.S. Government debt securities, value $358,901, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	331,441	331,441
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,231,626 (collateralized by non-U.S. Government debt securities, value $1,293,318, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,231,067	1,231,067

		11,789,836
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	85,090	85,090

		85,090
VARIABLE & FLOATING RATE NOTES (3)—1.93%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	1,212,128	1,212,279

American Express Bank
5.29%, 02/28/07	473,487	473,486
American Express Centurion Bank
5.42%, 07/19/07	520,836	521,314
American Express Credit Corp.
5.43%, 07/05/07	142,046	142,117
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	89,963	89,963
ASIF Global Financing
5.51%, 05/03/07 (4)	47,349	47,364
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	307,767	307,767
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	686,557	686,582
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	1,207,393	1,207,448
BMW US Capital LLC
5.33%, 10/15/07 (4)	473,487	473,487
BNP Paribas
5.36%, 05/18/07 (4)	875,952	875,952
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	345,646	345,646
CC USA Inc.
5.48%, 07/30/07 (4)	236,744	236,772
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	118,372	118,372
Credit Agricole SA
5.48%, 07/23/07	473,487	473,487
Credit Suisse First Boston NY
5.51%, 04/24/07	236,744	236,753
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	118,372	118,372
DEPFA Bank PLC
5.43%, 09/14/07	473,487	473,487
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	544,510	544,541
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	473,487	473,487
Fifth Third Bancorp
5.31%, 09/21/07 (4)	946,975	946,975
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	473,487	473,454
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	497,162	497,266
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,657,206	1,657,206
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	378,790	378,841
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	710,231	710,331
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	473,487	473,487
Holmes Financing PLC
5.30%, 07/16/07 (4)	828,603	828,603
JP Morgan Chase & Co.
5.30%, 08/02/07	355,116	355,116
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	355,116	355,102
Kestrel Funding LLC
5.31%, 07/11/07 (4)	189,395	189,379
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	284,092	284,092
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	493,799	493,799
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	591,859	591,758

Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	520,836	520,804
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	208,632	208,632
Marshall & Ilsley Bank
5.31%, 10/15/07	260,418	260,418
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	710,231	710,231
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	47,349	47,349
Monumental Global Funding II
5.38%, 12/27/06 (4)	94,697	94,704
Mound Financing PLC
5.30%, 05/08/07 (4)	445,078	445,078
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	1,420,462	1,420,443
National City Bank of Indiana
5.37%, 05/21/07	236,744	236,756
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,562,508	1,562,837
Newcastle Ltd.
5.35%, 04/24/07 (4)	166,904	166,877
Northern Rock PLC
5.37%, 08/03/07 (4)	568,185	568,197
Northlake CDO I
5.46%, 09/06/07 (4)	142,046	142,046
Principal Life Global Funding I
5.83%, 02/08/07	213,069	213,421
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	686,557	686,543
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	473,487	473,487
Strips III LLC
5.38%, 07/24/07 (4)	111,889	111,889
SunTrust Bank
5.30%, 05/01/07	473,487	473,504
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	1,155,309	1,155,218
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	662,882	662,882
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	659,405	659,404
Wachovia Bank N.A.
5.43%, 05/22/07	946,975	946,975
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	355,116	355,304
Wells Fargo & Co.
5.34%, 09/14/07 (4)	236,744	236,757
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	355,116	355,114
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	1,420,462	1,420,198
Wind Master Trust
5.32%, 07/25/07 (4)	189,395	189,395

		31,618,548

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,375,471)		57,375,471

TOTAL INVESTMENTS IN SECURITIES — 103.45% (Cost: $1,703,855,308)		1,692,364,017
Other Assets, Less Liabilities — (3.45)%		(56,391,585)

NET ASSETS — 100.00%		$1,635,972,432

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.84%
ADVERTISING—0.09%
Harte-Hanks Inc.	75,955	$2,001,414

		2,001,414
AEROSPACE & DEFENSE—0.27%
DRS Technologies Inc.	83,803	3,659,677
Sequa Corp. Class A (1)	27,591	2,589,691

		6,249,368
AGRICULTURE—0.16%
Universal Corp.	103,764	3,790,499

		3,790,499
AIRLINES—0.26%
Alaska Air Group Inc. (1)	160,245	6,095,720

		6,095,720
APPAREL—0.51%
Hanesbrands Inc. (1)	263,435	5,929,922
Polo Ralph Lauren Corp.	94,261	6,097,744

		12,027,666
AUTO MANUFACTURERS—0.29%
Oshkosh Truck Corp.	136,137	6,870,834

		6,870,834
AUTO PARTS & EQUIPMENT—1.19%
ArvinMeritor Inc.	283,810	4,041,454
Bandag Inc.	46,085	1,891,328
BorgWarner Inc.	230,563	13,181,287
Lear Corp.	271,171	5,613,240
Modine Manufacturing Co.	132,423	3,221,852

		27,949,161
BANKS—5.30%
Associated Bancorp	531,247	17,265,528
Bank of Hawaii Corp.	202,950	9,774,072
Cathay General Bancorp	94,947	3,427,587
City National Corp.	76,466	5,127,810
Colonial BancGroup Inc. (The)	622,032	15,239,784
Cullen/Frost Bankers Inc.	138,437	8,004,427
FirstMerit Corp.	321,870	7,457,728
Greater Bay Bancorp	92,126	2,598,874
Mercantile Bankshares Corp.	503,743	18,270,759
SVB Financial Group (1) (2)	77,556	3,462,100
TCF Financial Corp.	226,398	5,952,003
Texas Regional Bancshares Inc. Class A	79,542	3,058,390
Webster Financial Corp.	211,142	9,946,900
Westamerica Bancorp	58,811	2,970,544
Wilmington Trust Corp.	275,895	12,291,122

		124,847,628

BEVERAGES—0.13%
PepsiAmericas Inc.	148,672	3,172,660

		3,172,660
BIOTECHNOLOGY—1.06%
Affymetrix Inc. (1)	73,606	1,586,945
Charles River Laboratories International Inc. (1)	117,734	5,110,833
Millennium Pharmaceuticals Inc. (1)	785,729	7,818,004
PDL BioPharma Inc. (1)	180,209	3,460,013
Vertex Pharmaceuticals Inc. (1)	209,015	7,033,355

		25,009,150
BUILDING MATERIALS—0.51%
Florida Rock Industries Inc.	73,377	2,840,424
Martin Marietta Materials Inc.	109,294	9,248,458

		12,088,882
CHEMICALS—4.96%
Airgas Inc.	203,199	7,349,708
Albemarle Corp.	158,118	8,590,551
Cabot Corp.	254,480	9,466,656
Chemtura Corp.	966,668	8,381,012
Cytec Industries Inc.	166,862	9,275,859
Ferro Corp.	170,114	3,024,627
FMC Corp.	156,918	10,053,736
Lubrizol Corp.	275,066	12,578,768
Lyondell Chemical Co.	846,567	21,477,405
Minerals Technologies Inc.	78,844	4,210,270
Olin Corp.	291,493	4,477,333
RPM International Inc.	477,488	9,067,497
Sensient Technologies Corp.	185,750	3,635,128
Valspar Corp. (The)	204,709	5,445,259

		117,033,809
COAL—1.44%
Arch Coal Inc.	305,704	8,837,903
Peabody Energy Corp.	679,803	25,003,154

		33,841,057
COMMERCIAL SERVICES—3.67%
ADESA Inc.	209,509	4,841,753
Avis Budget Group Inc.	241,135	4,410,359
Banta Corp.	97,017	4,618,009
Deluxe Corp.	97,188	1,661,915
DeVry Inc. (1)	83,999	1,786,659
Gartner Inc. (1)	141,931	2,496,566
Kelly Services Inc. Class A	85,222	2,335,935
Korn/Ferry International (1)	124,725	2,611,742
Laureate Education Inc. (1)	119,761	5,731,761
Manpower Inc.	348,173	21,332,560
MPS Group Inc. (1)	416,665	6,295,808
Navigant Consulting Inc. (1)	98,147	1,968,829
Quanta Services Inc. (1)	476,240	8,029,406
Rent-A-Center Inc. (1)	126,266	3,698,331
Sotheby’s Holdings Inc. Class A	222,530	7,174,367
United Rentals Inc. (1) (2)	265,964	6,183,663
Valassis Communications Inc. (1)	82,844	1,462,197

		86,639,860
COMPUTERS—2.38%
Cadence Design Systems Inc. (1) (2)	665,145	11,280,859

Ceridian Corp. (1)	340,781	7,619,863
Diebold Inc.	155,737	6,779,232
Imation Corp.	140,010	5,621,402
McDATA Corp. Class A (1)	351,834	1,769,725
Mentor Graphics Corp. (1)	326,682	4,599,683
Palm Inc. (1)	274,450	3,995,992
Reynolds & Reynolds Co. (The) Class A	132,402	5,231,203
SRA International Inc. Class A (1)	55,843	1,678,641
Synopsys Inc. (1)	379,968	7,492,969

		56,069,569
DISTRIBUTION & WHOLESALE—0.79%
Ingram Micro Inc. Class A (1)	556,531	10,663,134
Tech Data Corp. (1)	220,905	8,069,660

		18,732,794
DIVERSIFIED FINANCIAL SERVICES—2.00%
AmeriCredit Corp. (1) (2)	271,593	6,787,109
Edwards (A.G.) Inc.	306,792	16,345,878
IndyMac Bancorp Inc.	126,895	5,222,998
Jefferies Group Inc.	405,720	11,563,020
Raymond James Financial Inc.	243,775	7,127,981

		47,046,986
ELECTRIC—10.58%
Alliant Energy Corp.	473,184	16,906,864
Aquila Inc. (1)	1,503,074	6,508,310
Black Hills Corp.	133,330	4,481,221
DPL Inc.	458,706	12,440,107
Duquesne Light Holdings Inc.	315,396	6,200,685
Energy East Corp.	593,503	14,077,891
Great Plains Energy Inc.	322,413	10,001,251
Hawaiian Electric Industries Inc. (2)	326,612	8,838,121
IDACORP Inc. (2)	172,162	6,509,445
MDU Resources Group Inc.	723,837	16,170,519
Northeast Utilities	618,004	14,380,953
NSTAR	429,183	14,317,545
OGE Energy Corp.	365,547	13,199,902
Pepco Holdings Inc.	766,262	18,520,553
PNM Resources Inc.	279,632	7,709,454
Puget Energy Inc.	467,076	10,616,637
SCANA Corp.	466,146	18,771,699
Sierra Pacific Resources Corp. (1)	887,547	12,727,424
Westar Energy Inc.	350,503	8,240,326
Wisconsin Energy Corp.	470,057	20,278,259
WPS Resources Corp.	173,293	8,600,532

		249,497,698
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
AMETEK Inc.	99,028	4,312,669
Hubbell Inc. Class B	244,228	11,698,521

		16,011,190
ELECTRONICS—2.53%
Arrow Electronics Inc. (1)	490,781	13,462,123
Avnet Inc. (1)	512,701	10,059,194
Gentex Corp.	276,723	3,932,234
KEMET Corp. (1)	349,512	2,820,562
National Instruments Corp.	102,410	2,799,889
Plexus Corp. (1)	185,650	3,564,480
Thomas & Betts Corp. (1)	209,029	9,972,774
Varian Inc. (1)	54,857	2,516,291
Vishay Intertechnology Inc. (1)	741,154	10,405,802

		59,533,349

ENGINEERING & CONSTRUCTION—0.34%
Dycom Industries Inc. (1)	163,672	3,518,948
Granite Construction Inc.	84,422	4,503,914

		8,022,862
ENTERTAINMENT—0.13%
International Speedway Corp. Class A	61,789	3,079,564

		3,079,564
ENVIRONMENTAL CONTROL—0.51%
Mine Safety Appliances Co.	53,376	1,902,321
Republic Services Inc.	253,508	10,193,557

		12,095,878
FOOD—1.21%
Hormel Foods Corp.	167,330	6,020,533
Ruddick Corp.	143,098	3,724,841
Smithfield Foods Inc. (1)	398,050	10,755,311
Smucker (J.M.) Co. (The)	131,556	6,308,110
Tootsie Roll Industries Inc.	56,637	1,660,030

		28,468,825
FOREST PRODUCTS & PAPER—1.04%
Bowater Inc. (2)	224,192	4,611,629
Glatfelter Co.	179,486	2,432,035
Potlatch Corp.	155,393	5,765,080
Rayonier Inc.	307,672	11,630,002

		24,438,746
GAS—1.09%
AGL Resources Inc.	312,933	11,422,055
Vectren Corp.	306,204	8,221,577
WGL Holdings Inc.	195,976	6,141,888

		25,785,520
HAND & MACHINE TOOLS—0.67%
Kennametal Inc.	155,469	8,807,319
Lincoln Electric Holdings Inc.	128,384	6,990,509

		15,797,828
HEALTH CARE - PRODUCTS—1.38%
Advanced Medical Optics Inc. (1) (2)	155,115	6,134,798
Edwards Lifesciences Corp. (1)	81,970	3,818,982
Henry Schein Inc. (1)	113,575	5,694,651
Hillenbrand Industries Inc.	246,576	14,049,900
Steris Corp.	117,219	2,820,289

		32,518,620
HEALTH CARE - SERVICES—1.65%
Covance Inc. (1)	99,770	6,622,733
Health Net Inc. (1)	149,293	6,497,231
Psychiatric Solutions Inc. (1)	142,900	4,871,461
Triad Hospitals Inc. (1)	353,090	15,546,553
Universal Health Services Inc. Class B	89,375	5,356,244

		38,894,222
HOLDING COMPANIES - DIVERSIFIED—0.42%
Leucadia National Corp.	378,047	9,893,490

		9,893,490
HOME BUILDERS—0.10%
Beazer Homes USA Inc.	59,798	2,334,514

		2,334,514

HOME FURNISHINGS—0.16%
Furniture Brands International Inc. (2)	194,149	3,696,597

		3,696,597
HOUSEHOLD PRODUCTS & WARES—0.69%
American Greetings Corp. Class A (2)	230,198	5,322,178
Blyth Inc.	100,653	2,448,888
Scotts Miracle-Gro Co. (The) Class A	85,225	3,791,660
Tupperware Brands Corp.	243,864	4,745,593

		16,308,319
INSURANCE—7.46%
American Financial Group Inc.	186,369	8,746,297
AmerUs Group Co.	173,009	11,766,342
Berkley (W.R.) Corp.	263,880	9,338,713
Everest Re Group Ltd.	122,592	11,956,398
Fidelity National Financial Inc.	339,957	14,159,209
First American Corp.	388,344	16,442,485
Gallagher (Arthur J.) & Co.	167,972	4,479,813
Hanover Insurance Group Inc. (The)	204,829	9,141,518
HCC Insurance Holdings Inc.	446,830	14,691,770
Horace Mann Educators Corp.	172,787	3,322,694
Mercury General Corp.	142,808	7,084,705
Ohio Casualty Corp.	247,117	6,392,917
Old Republic International Corp.	924,311	20,473,489
PMI Group Inc. (The)	184,219	8,070,634
Protective Life Corp.	280,942	12,853,097
StanCorp Financial Group Inc.	218,465	9,750,093
Unitrin Inc.	164,319	7,257,970

		175,928,144
INTERNET—0.55%
Avocent Corp. (1)	125,670	3,785,180
CheckFree Corp. (1)	221,603	9,156,636

		12,941,816
IRON & STEEL—0.74%
Reliance Steel & Aluminum Co.	257,698	8,282,414
Steel Dynamics Inc.	182,949	9,229,777

		17,512,191
LEISURE TIME—0.14%
Callaway Golf Co.	252,022	3,304,008

		3,304,008
LODGING—0.14%
Boyd Gaming Corp.	83,181	3,197,478

		3,197,478
MACHINERY—1.37%
AGCO Corp. (1)	365,705	9,270,622
Flowserve Corp. (1)	131,710	6,663,209
Joy Global Inc.	290,883	10,940,110
Nordson Corp.	135,544	5,402,784

		32,276,725
MANUFACTURING—3.94%
Brink’s Co. (The)	190,133	10,088,457
Carlisle Companies Inc.	123,802	10,411,748
Crane Co.	206,442	8,629,276

Federal Signal Corp.	193,431	2,949,823
Harsco Corp.	168,809	13,108,019
Lancaster Colony Corp.	94,414	4,225,971
Pentair Inc.	255,984	6,704,221
Roper Industries Inc.	188,775	8,445,794
SPX Corp.	232,455	12,422,395
Teleflex Inc.	99,827	5,554,374
Trinity Industries Inc.	320,100	10,297,617

		92,837,695
MEDIA—1.37%
Belo Corp.	353,585	5,590,179
Emmis Communications Corp. (1)	83,585	1,023,916
Entercom Communications Corp.	70,470	1,775,844
Lee Enterprises Inc.	83,299	2,102,467
Media General Inc. Class A	96,422	3,637,038
Readers Digest Association Inc. (The)	386,293	5,006,357
Scholastic Corp. (1)	102,467	3,191,847
Washington Post Co. (The) Class B	12,304	9,068,048
Westwood One Inc.	123,930	877,424

		32,273,120
METAL FABRICATE & HARDWARE—1.96%
Commercial Metals Co.	481,513	9,789,159
Precision Castparts Corp.	321,187	20,286,171
Timken Co. (The)	377,718	11,248,442
Worthington Industries Inc.	292,603	4,991,807

		46,315,579
OFFICE FURNISHINGS—0.43%
Herman Miller Inc.	162,080	5,544,757
HNI Corp.	112,450	4,675,671

		10,220,428
OIL & GAS—1.99%
ENSCO International Inc.	332,971	14,594,119
Forest Oil Corp. (1)	219,939	6,947,873
Helmerich & Payne Inc.	253,455	5,837,069
Pride International Inc. (1)	655,351	17,969,724
Quicksilver Resources Inc. (1) (2)	48,714	1,553,977

		46,902,762
OIL & GAS SERVICES—1.63%
Cameron International Corp. (1)	264,558	12,780,797
FMC Technologies Inc. (1)	145,935	7,836,710
Hanover Compressor Co. (1) (2)	414,554	7,553,174
Tidewater Inc.	234,454	10,360,522

		38,531,203
PACKAGING & CONTAINERS—0.89%
Packaging Corp. of America	326,347	7,571,250
Sonoco Products Co.	398,341	13,400,191

		20,971,441
PHARMACEUTICALS—0.85%
Omnicare Inc.	170,726	7,356,583
Perrigo Co.	170,802	2,898,510
Valeant Pharmaceuticals International	194,287	3,842,997
VCA Antech Inc. (1)	167,408	6,036,732

		20,134,822
PIPELINES—2.13%
Equitable Resources Inc.	266,688	9,328,746

National Fuel Gas Co.	335,121	12,181,648
ONEOK Inc.	441,587	16,687,573
Questar Corp.	148,082	12,108,665

		50,306,632
REAL ESTATE INVESTMENT TRUSTS—7.29%
AMB Property Corp.	355,148	19,572,206
Developers Diversified Realty Corp.	440,929	24,586,201
Highwoods Properties Inc.	220,230	8,194,758
Hospitality Properties Trust	298,387	14,083,866
Liberty Property Trust	361,721	17,286,647
Longview Fibre Co.	264,267	5,369,905
Macerich Co. (The)	190,441	14,542,075
Mack-Cali Realty Corp.	250,716	12,987,089
New Plan Excel Realty Trust Inc.	421,115	11,391,161
Regency Centers Corp.	276,248	18,994,812
United Dominion Realty Trust Inc.	540,979	16,337,566
Weingarten Realty Investors	196,663	8,460,442

		171,806,728
RETAIL—5.37%
AnnTaylor Stores Corp. (1)	166,621	6,974,755
Barnes & Noble Inc.	127,178	4,825,133
BJ’s Wholesale Club Inc. (1)	260,859	7,611,866
Bob Evans Farms Inc.	146,398	4,432,931
Borders Group Inc.	248,668	5,072,827
Brinker International Inc.	100,896	4,044,921
CarMax Inc. (1)	260,932	10,883,474
CBRL Group Inc.	124,226	5,022,457
Charming Shoppes Inc. (1)	276,223	3,944,464
Claire’s Stores Inc.	171,714	5,007,180
Coldwater Creek Inc. (1)	53,330	1,533,771
Dollar Tree Stores Inc. (1)	143,096	4,430,252
Foot Locker Inc.	625,169	15,785,517
Michaels Stores Inc.	166,074	7,230,862
MSC Industrial Direct Co. Inc. Class A	109,923	4,478,263
99 Cents Only Stores (1)	63,997	757,085
O’Reilly Automotive Inc. (1)	209,679	6,963,440
OSI Restaurant Partners Inc.	122,624	3,888,407
Payless ShoeSource Inc. (1)	264,322	6,581,618
Pier 1 Imports Inc. (2)	349,926	2,596,451
Regis Corp.	78,249	2,805,227
Ruby Tuesday Inc.	80,861	2,279,472
Saks Inc.	550,437	9,511,551

		126,661,924
SAVINGS & LOANS—1.68%
Astoria Financial Corp.	347,387	10,706,467
First Niagara Financial Group Inc.	274,769	4,006,132
New York Community Bancorp Inc.	1,043,379	17,090,548
Washington Federal Inc.	350,684	7,869,349

		39,672,496
SEMICONDUCTORS—4.58%
Atmel Corp. (1)	1,721,312	10,396,724
Cypress Semiconductor Corp. (1) (2)	374,285	6,651,044
Fairchild Semiconductor International Inc. Class A (1)	492,276	9,205,561
Integrated Device Technology Inc. (1)	802,093	12,881,614
International Rectifier Corp. (1) (2)	152,666	5,318,883
Intersil Corp. Class A	564,199	13,851,085
Lam Research Corp. (1)	313,516	14,211,680
Lattice Semiconductor Corp. (1)	460,360	3,139,655

MEMC Electronic Materials Inc. (1)	448,308	16,421,522
Micrel Inc. (1)	135,863	1,302,926
Microchip Technology Inc.	319,546	10,359,681
Semtech Corp. (1)	106,241	1,355,635
TriQuint Semiconductor Inc. (1)	557,463	2,898,808

		107,994,818
SOFTWARE—1.34%
Acxiom Corp.	272,264	6,714,030
Advent Software Inc. (1)	48,029	1,739,130
Dun & Bradstreet Corp. (1)	126,203	9,463,963
MoneyGram International Inc.	187,202	5,440,090
Sybase Inc. (1)	121,746	2,951,123
Transaction Systems Architects Inc. Class A (1)	92,040	3,158,813
Wind River Systems Inc. (1)	190,039	2,035,318

		31,502,467
TELECOMMUNICATIONS—2.98%
ADTRAN Inc.	127,920	3,049,613
Andrew Corp. (1)	646,594	5,968,063
Cincinnati Bell Inc. (1)	993,329	4,787,846
CommScope Inc. (1)	237,062	7,789,857
Harris Corp.	220,524	9,811,113
Newport Corp. (1)	163,885	2,671,326
Polycom Inc. (1)	163,013	3,998,709
Powerwave Technologies Inc. (1) (2)	303,127	2,303,765
RF Micro Devices Inc. (1)	462,354	3,504,643
Telephone & Data Systems Inc.	418,281	17,609,630
3Com Corp. (1)	1,584,608	6,988,121
UTStarcom Inc. (1) (2)	196,740	1,745,084

		70,227,770
TEXTILES—0.23%
Mohawk Industries Inc. (1) (2)	73,087	5,441,327

		5,441,327
TRANSPORTATION—1.99%
Alexander & Baldwin Inc.	173,108	7,680,802
Con-way Inc.	192,698	8,636,724
Hunt (J.B.) Transport Services Inc.	426,311	8,854,479
Overseas Shipholding Group Inc.	69,001	4,262,192
Swift Transportation Co. Inc. (1)	216,381	5,132,557
Werner Enterprises Inc.	204,417	3,824,642
YRC Worldwide Inc. (1)	231,103	8,560,055

		46,951,451
TRUCKING & LEASING—0.36%
GATX Corp.	205,814	8,514,525

		8,514,525
WATER—0.24%
Aqua America Inc.	258,707	5,676,032

		5,676,032

TOTAL COMMON STOCKS (Cost: $2,221,325,027)		2,353,947,861

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.76%
CERTIFICATES OF DEPOSIT (3)—0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$315,530	315,530
Societe Generale
5.33%, 12/08/06	450,757	450,757
Washington Mutual Bank
5.36%, 11/13/06	1,126,892	1,126,892
Wells Fargo Bank N.A.
4.78%, 12/05/06	360,605	360,605

		2,253,784
COMMERCIAL PAPER (3)—0.30%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	244,211	241,593
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	112,689	112,176
Atlantis One Funding
5.30%, 11/14/06 (4)	618,474	614,559
Beta Finance Inc.
5.27%, 01/25/07 (4)	90,151	88,635
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	142,304	140,780
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	228,498	227,051
CC USA Inc.
5.03%, 10/24/06 (4)	90,151	89,874
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	518,370	515,326
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	270,454	268,297
Curzon Funding LLC
5.29%, 11/17/06 (4)	450,757	447,710
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	332,532	329,157
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	450,757	448,434
Five Finance Inc.
5.19%, 12/01/06 (4)	202,841	201,086
Galleon Capital Corp.
5.27%, 12/18/06 (4)	63,025	62,314
General Electric Capital Services Inc.
5.22%, 12/11/06	45,076	44,618
Giro Funding US Corp.
5.34%, 10/10/06 (4)	225,378	225,111
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	216,363	215,536
HBOS Treasury Services PLC
5.27%, 12/15/06	90,151	89,176
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	901,513	899,125
Landale Funding LLC
5.31%, 11/15/06 (4)	351,590	349,311
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	246,212	244,652
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	290,738	288,858
Nationwide Building Society
5.27%, 12/15/06	157,765	156,056
Nestle Capital Corp.
5.19%, 08/09/07	270,454	258,328
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	240,163	236,316

Sydney Capital Corp.
5.27%, 12/08/06 (4)	10,751	10,645
Tulip Funding Corp.
5.29%, 11/15/06 (4)	237,738	236,201
White Pine Finance LLC
5.12%, 10/27/06 (4)	85,193	84,890

		7,125,815
MEDIUM-TERM NOTES (3)—0.08%
Bank of America N.A.
5.28%, 04/20/07	112,689	112,689
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	338,068	338,068
K2 USA LLC
5.39%, 06/04/07 (4)	338,068	338,068
Marshall & Ilsley Bank
5.18%, 12/15/06	450,757	451,071
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	527,385	527,385
US Bank N.A.
2.85%, 11/15/06	90,151	89,951

		1,857,232
MONEY MARKET FUNDS—0.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (5) (6)	12,416,379	12,416,379

		12,416,379
REPURCHASE AGREEMENTS (3)—0.48%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,921 (collateralized by non-U.S. Government debt securities, value $929,060, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$901,513	901,513
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $676,436 (collateralized by non-U.S. Government debt securities, value $744,153, 0.31% to 5.25%, 6/1/35 to 8/25/36).	676,135	676,135
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $676,442 (collateralized by non-U.S. Government debt securities, value $744,153, 0.31% to 5.25%, 6/1/35 to 8/25/36).	676,135	676,135
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $45,096 (collateralized by non-U.S. Government debt securities, value $46,453, 5.75%, 3/15/16).	45,076	45,076
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,578,362 (collateralized by non-U.S. Government debt securities, value $1,657,425, 5.87%, 6/25/36).	1,577,648	1,577,648
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $496,059 (collateralized by non-U.S. Government debt securities, value $551,049, 0.00% to 10.00%, 5/27/33 to 9/29/36).	495,832	495,832

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $270,579 (collateralized by non-U.S. Government debt securities, value $296,719, 0.00% to 10.00%, 5/27/33 to 9/29/36).	270,454	270,454
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $901,920 (collateralized by non-U.S. Government debt securities, value $947,100, 0.00% to 9.00%, 5/1/17 to 2/25/46).	901,513	901,513
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $676,441 (collateralized by non-U.S. Government debt securities, value $933,570, 0.00% to 8.33%, 10/27/06 to 3/25/37).	676,135	676,135
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $541,157 (collateralized by non-U.S. Government debt securities, value $568,260, 0.00% to 10.00%, 10/1/06 to 9/30/36).	540,908	540,908
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $112,740 (collateralized by non-U.S. Government debt securities, value $118,403, 6.50% to 7.63%, 2/1/07 to 6/1/16).	112,689	112,689
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,921 (collateralized by non-U.S. Government debt securities, value $947,121, 0.79% to 9.08%, 8/5/18 to 12/20/54).	901,513	901,513
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,921 (collateralized by non-U.S. Government debt securities, value $929,072, 4.85% to 8.60%, 5/1/09 to 12/1/25).	901,513	901,513
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $450,961 (collateralized by non-U.S. Government debt securities, value $492,546, 4.69% to 6.41%, 12/17/19 to 6/25/45).	450,757	450,757
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $608,802 (collateralized by non-U.S. Government debt securities, value $640,690, 0.00% to 10.00%, 10/1/06 to 9/30/36).	608,522	608,522
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $327,610 (collateralized by non-U.S. Government debt securities, value $341,671, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	315,530	315,530
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,172,499 (collateralized by non-U.S. Government debt securities, value $1,231,230, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,171,967	1,171,967

		11,223,840
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	81,005	81,005

		81,005

VARIABLE & FLOATING RATE NOTES (3)—1.28%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	1,153,937	1,154,080
American Express Bank
5.29%, 02/28/07	450,757	450,755
American Express Centurion Bank
5.42%, 07/19/07	495,832	496,288
American Express Credit Corp.
5.43%, 07/05/07	135,227	135,295
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	85,644	85,644
ASIF Global Financing
5.51%, 05/03/07 (4)	45,076	45,090
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	292,992	292,992
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	653,597	653,622
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	1,149,430	1,149,482
BMW US Capital LLC
5.33%, 10/15/07 (4)	450,757	450,757
BNP Paribas
5.36%, 05/18/07 (4)	833,900	833,900
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	329,052	329,053
CC USA Inc.
5.48%, 07/30/07 (4)	225,378	225,405
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	112,689	112,689
Credit Agricole SA
5.48%, 07/23/07	450,757	450,757
Credit Suisse First Boston NY
5.51%, 04/24/07	225,378	225,387
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	112,689	112,689
DEPFA Bank PLC
5.43%, 09/14/07	450,757	450,757
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	518,370	518,399
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	450,757	450,757
Fifth Third Bancorp
5.31%, 09/21/07 (4)	901,513	901,513
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	450,757	450,725
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	473,295	473,395
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,577,648	1,577,648
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	360,605	360,654
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	676,135	676,231
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	450,757	450,757
Holmes Financing PLC
5.30%, 07/16/07 (4)	788,824	788,824
JP Morgan Chase & Co.
5.30%, 08/02/07	338,068	338,068
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	338,068	338,054
Kestrel Funding LLC
5.31%, 07/11/07 (4)	180,303	180,288

Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	270,454	270,454
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	470,093	470,093
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	563,446	563,350
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	495,832	495,802
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	198,616	198,616
Marshall & Ilsley Bank
5.31%, 10/15/07	247,916	247,916
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	676,135	676,135
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	45,076	45,076
Monumental Global Funding II
5.38%, 12/27/06 (4)	90,151	90,158
Mound Financing PLC
5.30%, 05/08/07 (4)	423,711	423,711
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	1,352,270	1,352,251
National City Bank of Indiana
5.37%, 05/21/07	225,378	225,390
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,487,497	1,487,812
Newcastle Ltd.
5.35%, 04/24/07 (4)	158,892	158,865
Northern Rock PLC
5.37%, 08/03/07 (4)	540,908	540,920
Northlake CDO I
5.46%, 09/06/07 (4)	135,227	135,227
Principal Life Global Funding I
5.83%, 02/08/07	202,841	203,175
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	653,597	653,584
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	450,757	450,757
Strips III LLC
5.38%, 07/24/07 (4)	106,517	106,517
SunTrust Bank
5.30%, 05/01/07	450,757	450,773
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	1,099,846	1,099,759
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	631,059	631,060
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	627,749	627,749
Wachovia Bank N.A.
5.43%, 05/22/07	901,513	901,513
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	338,068	338,247
Wells Fargo & Co.
5.34%, 09/14/07 (4)	225,378	225,391
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	338,068	338,066
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	1,352,270	1,352,019
Wind Master Trust
5.32%, 07/25/07 (4)	180,303	180,303

		30,100,644

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,058,699)		65,058,699

TOTAL INVESTMENTS IN SECURITIES — 102.60% (Cost: $2,286,383,726)		2,419,006,560

Security	Shares	Value
SHORT POSITIONS (8)—(0.01)%
COMMON STOCKS—(0.01)%
Smith International Inc.	(3,210)	(124,548)

		(124,548)

TOTAL SHORT POSITIONS (Proceeds: $124,528)		(124,548)
Other Assets, Less Liabilities — (2.59)%		(61,111,353)

NET ASSETS — 100.00%		$2,357,770,659

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.33%
ADVO Inc.	262,864	$7,354,935
inVentiv Health Inc. (1)	242,731	7,774,674

		15,129,609
AEROSPACE & DEFENSE—1.79%
AAR Corp. (1)	303,562	7,236,918
Armor Holdings Inc. (1)	249,643	14,312,033
Curtiss-Wright Corp.	363,308	11,026,398
EDO Corp.	131,226	3,002,451
Esterline Technologies Corp. (1)	210,680	7,112,557
GenCorp Inc. (1)	460,938	5,918,444
Kaman Corp.	200,066	3,603,189
Moog Inc. Class A (1)	345,491	11,974,718
Teledyne Technologies Inc. (1)	284,420	11,263,032
Triumph Group Inc.	133,487	5,653,174

		81,102,914
AGRICULTURE—0.33%
Alliance One International Inc. (1)	724,985	2,972,438
Delta & Pine Land Co.	296,597	12,012,178

		14,984,616
AIRLINES—0.39%
Frontier Airlines Holdings Inc. (1)(2)	306,539	2,528,947
Mesa Air Group Inc. (1)	302,572	2,347,959
SkyWest Inc.	528,320	12,954,406

		17,831,312
APPAREL—2.15%
Ashworth Inc. (1)	120,604	826,137
Crocs Inc. (1)	281,532	9,558,011
Deckers Outdoor Corp. (1)	90,878	4,300,347
Gymboree Corp. (1)	264,463	11,155,049
Kellwood Co.	213,036	6,141,828
K-Swiss Inc. Class A	219,089	6,585,815
Oxford Industries Inc.	125,495	5,384,990
Phillips-Van Heusen Corp.	458,063	19,133,292
Quiksilver Inc. (1)	995,201	12,091,692
Skechers U.S.A. Inc. Class A (1)	206,168	4,847,010
Stride Rite Corp.	301,238	4,205,282
Wolverine World Wide Inc.	458,488	12,979,795

		97,209,248
AUTO MANUFACTURERS—0.14%
A.S.V. Inc. (1)(2)	169,683	2,529,974
Wabash National Corp.	260,453	3,565,602

		6,095,576

AUTO PARTS & EQUIPMENT—0.21%
Keystone Automotive Industries Inc. (1)	134,346	5,107,835
Standard Motor Products Inc.	97,253	1,166,063
Superior Industries International Inc. (2)	190,346	3,195,909

		9,469,807
BANKS—6.48%
Bank Mutual Corp.	499,798	6,062,550
Boston Private Financial Holdings Inc.	301,225	8,398,153
Central Pacific Financial Corp.	252,303	9,229,244
Chittenden Corp.	380,406	10,913,848
Community Bank System Inc.	246,850	5,470,196
East West Bancorp Inc.	503,918	19,960,192
First BanCorp (Puerto Rico)	668,368	7,392,150
First Commonwealth Financial Corp.	520,622	6,783,705
First Indiana Corp.	107,592	2,798,468
First Midwest Bancorp Inc.	412,989	15,648,153
First Republic Bank	218,008	9,278,420
Fremont General Corp.	560,236	7,837,702
Glacier Bancorp Inc.	268,433	9,172,356
Hanmi Financial Corp.	339,743	6,658,963
Independent Bank Corp. (Michigan)	168,506	4,091,314
Irwin Financial Corp.	155,488	3,041,345
Nara Bancorp Inc.	171,787	3,141,984
PrivateBancorp Inc. (2)	147,279	6,733,596
Prosperity Bancshares Inc.	214,089	7,287,590
Provident Bankshares Corp.	271,032	10,041,736
Republic Bancorp Inc.	616,862	8,222,770
South Financial Group Inc. (The)	621,358	16,173,949
Sterling Bancorp	154,672	3,040,852
Sterling Bancshares Inc.	378,678	7,668,229
Sterling Financial Corp. (Washington)	305,473	9,906,489
Susquehanna Bancshares Inc.	428,611	10,475,253
TrustCo Bank Corp. NY (2)	623,273	6,756,279
UCBH Holdings Inc.	781,796	13,650,158
Umpqua Holdings Corp.	477,832	13,665,995
United Bancshares Inc.	304,847	11,346,405
Whitney Holding Corp.	543,925	19,456,197
Wilshire Bancorp Inc.	127,881	2,434,854
Wintrust Financial Corp.	212,005	10,632,051

		293,371,146
BEVERAGES—0.42%
Hansen Natural Corp. (1)(2)	503,502	16,353,745
Peet’s Coffee & Tea Inc. (1)	115,018	2,876,600

		19,230,345
BIOTECHNOLOGY—0.57%
ArQule Inc. (1)	239,245	1,007,221
Cambrex Corp.	221,974	4,597,082
CryoLife Inc. (1)	185,941	1,199,319
Enzo Biochem Inc. (1)	229,011	2,791,644
Integra LifeSciences Holdings Corp. (1)	166,522	6,241,245
Regeneron Pharmaceuticals Inc. (1)	471,173	7,392,704
Savient Pharmaceuticals Inc. (1)	381,551	2,483,897

		25,713,112
BUILDING MATERIALS—1.31%
Apogee Enterprises Inc.	232,971	3,543,489
Drew Industries Inc. (1)	153,058	3,866,245
ElkCorp	169,462	4,600,893
Lennox International Inc.	497,837	11,400,467
NCI Building Systems Inc. (1)(2)	170,216	9,901,465

Simpson Manufacturing Co. Inc. (2)	302,599	8,179,251
Texas Industries Inc.	198,035	10,309,702
Universal Forest Products Inc.	155,774	7,640,715

		59,442,227
CHEMICALS—1.40%
Arch Chemicals Inc.	199,570	5,677,766
Fuller (H.B.) Co.	492,852	11,552,451
Georgia Gulf Corp.	283,271	7,767,291
MacDermid Inc.	207,473	6,767,769
OM Group Inc. (1)	242,677	10,663,227
OMNOVA Solutions Inc. (1)	346,621	1,448,876
Penford Corp.	73,990	1,120,209
PolyOne Corp. (1)	766,333	6,383,554
Quaker Chemical Corp.	82,242	1,599,607
Schulman (A.) Inc.	215,825	5,074,046
Tronox Inc. Class B	340,959	4,354,046
Wellman Inc.	269,851	1,076,705

		63,485,547
COAL—0.31%
Massey Energy Co.	664,114	13,906,547

		13,906,547
COMMERCIAL SERVICES—3.77%
Aaron Rents Inc.	401,198	9,219,530
ABM Industries Inc.	360,386	6,760,841
Administaff Inc.	201,511	6,790,921
Arbitron Inc.	242,065	8,958,826
Bankrate Inc. (1)(2)	94,284	2,504,183
Bowne & Co. Inc.	248,964	3,555,206
CDI Corp.	107,413	2,224,523
Central Parking Corp.	137,164	2,263,206
Chemed Corp.	217,339	7,011,356
Coinstar Inc. (1)	230,020	6,619,976
Consolidated Graphics Inc. (1)	97,102	5,842,627
CPI Corp.	43,747	2,123,479
Cross Country Healthcare Inc. (1)	180,317	3,065,389
Gevity HR Inc.	219,754	5,005,996
Healthcare Services Group Inc. (2)	226,573	5,700,577
Heidrick & Struggles International Inc. (1)	145,131	5,224,716
Hooper Holmes Inc.	550,463	1,855,060
Kendle International Inc. (1)	102,056	3,267,833
Labor Ready Inc. (1)	438,127	6,979,363
Live Nation Inc. (1)	541,593	11,059,329
MAXIMUS Inc.	178,029	4,646,557
Midas Inc. (1)	101,218	2,093,188
NCO Group Inc. (1)	268,400	7,037,448
On Assignment Inc. (1)	216,584	2,124,689
PAREXEL International Corp. (1)	224,228	7,419,705
PharmaNet Development Group Inc. (1)(2)	153,293	2,978,483
Pre-Paid Legal Services Inc. (2)	78,971	3,132,780
Rewards Network Inc. (1)	219,281	1,067,898
Spherion Corp. (1)	471,577	3,371,776
StarTek Inc.	94,764	1,181,707
Universal Technical Institute Inc. (1)	192,499	3,443,807
Vertrue Inc. (1)	80,884	3,180,359
Viad Corp.	179,882	6,369,622
Volt Information Sciences Inc. (1)	71,071	2,526,574
Watson Wyatt Worldwide Inc.	350,862	14,357,273

		170,964,803

COMPUTERS—2.43%
Agilysys Inc.	254,053	3,566,904
CACI International Inc. Class A (1)(2)	252,763	13,904,493
Carreker Corp. (1)	171,814	1,054,938
Catapult Communications Corp. (1)	87,090	728,072
CIBER Inc. (1)	454,820	3,015,457
FactSet Research Systems Inc.	311,045	15,107,456
Hutchinson Technology Inc. (1)	213,266	4,484,984
Komag Inc. (1)(2)	255,371	8,161,657
Kronos Inc. (1)	263,761	8,991,612
Manhattan Associates Inc. (1)	225,828	5,451,488
Mercury Computer Systems Inc. (1)	175,501	2,079,687
MICROS Systems Inc. (1)	321,520	15,728,758
MTS Systems Corp.	150,552	4,868,852
Radiant Systems Inc. (1)	213,197	2,575,420
RadiSys Corp. (1)	177,308	3,767,795
Sykes Enterprises Inc. (1)	242,778	4,940,532
Synaptics Inc. (1)	207,781	5,063,623
TALX Corp.	266,338	6,530,608

		110,022,336
DISTRIBUTION & WHOLESALE—1.69%
Bell Microproducts Inc. (1)	253,161	1,313,906
Brightpoint Inc. (1)	419,141	5,960,185
Building Materials Holding Corp.	240,259	6,251,539
LKQ Corp. (1)	372,686	8,187,911
Owens & Minor Inc.	332,350	10,930,991
Pool Corp. (2)	428,622	16,501,947
ScanSource Inc. (1)(2)	213,269	6,468,449
United Stationers Inc. (1)	253,557	11,792,936
Watsco Inc.	202,385	9,311,734

		76,719,598
DIVERSIFIED FINANCIAL SERVICES—1.24%
Financial Federal Corp.	224,596	6,019,173
Investment Technology Group Inc. (1)	358,666	16,050,303
LaBranche & Co. Inc. (1)(2)	440,253	4,565,424
Piper Jaffray Companies (1)	171,627	10,404,029
Portfolio Recovery Associates Inc. (1)(2)	131,492	5,768,554
SWS Group Inc.	133,021	3,310,893
TradeStation Group Inc. (1)	210,568	3,173,260
World Acceptance Corp. (1)	153,324	6,743,190

		56,034,826
ELECTRIC—1.50%
ALLETE Inc.	250,872	10,900,388
Avista Corp.	405,939	9,612,636
Central Vermont Public Service Corp.	84,319	1,864,293
CH Energy Group Inc.	112,436	5,787,081
Cleco Corp.	467,647	11,803,410
El Paso Electric Co. (1)	401,020	8,958,787
Green Mountain Power Corp.	43,542	1,452,997
UIL Holdings Corp.	203,751	7,640,663
UniSource Energy Corp.	290,831	9,693,397

		67,713,652
ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
Advanced Energy Industries Inc. (1)	292,397	4,982,445
Belden CDT Inc.	359,330	13,737,186
C&D Technologies Inc.	214,049	1,519,748
Greatbatch Inc. (1)	182,162	4,120,504
Intermagnetics General Corp. (1)	324,582	8,779,943
Littelfuse Inc. (1)	184,709	6,409,402
Magnetek Inc. (1)	239,819	829,774
Vicor Corp.	162,803	1,878,747

		42,257,749

ELECTRONICS—4.61%
Analogic Corp.	115,324	5,918,428
Bel Fuse Inc. Class B	98,212	3,151,623
Benchmark Electronics Inc. (1)	534,062	14,355,587
Brady Corp. Class A	438,414	15,414,636
Checkpoint Systems Inc. (1)	324,407	5,355,960
Coherent Inc. (1)	258,244	8,950,737
CTS Corp.	298,625	4,115,052
Cubic Corp.	129,504	2,535,688
Cymer Inc. (1)	325,153	14,277,468
Daktronics Inc.	261,945	5,419,642
Dionex Corp. (1)	165,505	8,430,825
Electro Scientific Industries Inc. (1)	241,314	4,971,068
FEI Co. (1)	210,034	4,433,818
FLIR Systems Inc. (1)(2)	567,752	15,420,144
Itron Inc. (1)	210,881	11,767,160
Keithley Instruments Inc.	119,631	1,525,295
Lo-Jack Corp. (1)	152,177	2,981,147
Methode Electronics Inc.	310,695	2,954,709
Park Electrochemical Corp.	167,502	5,306,463
Paxar Corp. (1)	340,208	6,797,356
Photon Dynamics Inc. (1)	142,317	1,888,547
Planar Systems Inc. (1)	140,774	1,597,785
Rogers Corp. (1)	145,132	8,961,901
Sonic Solutions Inc. (1)	214,140	3,263,494
Technitrol Inc.	335,756	10,022,317
Trimble Navigation Ltd. (1)	455,804	21,459,252
Watts Water Technologies Inc. Class A	208,897	6,634,569
Woodward Governor Co.	243,488	8,166,588
X-Rite Inc.	236,224	2,537,046

		208,614,305
ENERGY - ALTERNATE SOURCES—0.18%
Headwaters Inc. (1)(2)	349,872	8,169,511

		8,169,511
ENGINEERING & CONSTRUCTION—1.15%
EMCOR Group Inc. (1)	261,040	14,315,434
Insituform Technologies Inc. Class A (1)	225,618	5,478,005
Shaw Group Inc. (The) (1)	665,144	15,724,004
URS Corp. (1)	429,498	16,703,177

		52,220,620
ENTERTAINMENT—0.42%
Pinnacle Entertainment Inc. (1)	397,342	11,173,257
Shuffle Master Inc. (1)(2)	289,968	7,832,036

		19,005,293
ENVIRONMENTAL CONTROL—0.79%
Aleris International Inc. (1)	259,753	13,127,917
Tetra Tech Inc. (1)	478,396	8,333,658
Waste Connections Inc. (1)	377,128	14,296,922

		35,758,497
FOOD—2.13%
American Italian Pasta Co. Class A (1)(2)	152,344	1,185,236
Corn Products International Inc. (2)	607,929	19,782,010
Flowers Foods Inc.	430,829	11,580,684
Great Atlantic & Pacific Tea Co.	161,049	3,878,060
Hain Celestial Group Inc. (1)	318,242	8,134,266

J&J Snack Foods Corp.	113,427	3,527,580
Lance Inc.	254,581	5,605,874
Nash Finch Co.	111,164	2,615,689
Performance Food Group Co. (1)	288,563	8,105,735
Ralcorp Holdings Inc. (1)	220,558	10,637,512
Sanderson Farms Inc. (2)	131,075	4,241,587
TreeHouse Foods Inc. (1)	259,225	6,130,671
United Natural Foods Inc. (1)	349,334	10,825,861

		96,250,765
FOREST PRODUCTS & PAPER—0.58%
Buckeye Technologies Inc. (1)	313,232	2,662,472
Caraustar Industries Inc. (1)	236,122	1,881,892
Deltic Timber Corp.	84,717	4,037,612
Neenah Paper Inc.	122,149	4,181,160
Pope & Talbot Inc. (1)	136,628	785,611
Rock-Tenn Co. Class A	264,698	5,241,020
Schweitzer-Mauduit International Inc.	128,691	2,442,555
Wausau Paper Corp.	373,023	5,035,810

		26,268,132
GAS—3.32%
Atmos Energy Corp.	674,973	19,270,479
Cascade Natural Gas Corp.	95,326	2,487,055
Energen Corp.	599,751	25,111,574
Laclede Group Inc. (The)	177,087	5,680,951
New Jersey Resources Corp.	232,247	11,449,777
Northwest Natural Gas Co.	227,994	8,955,604
Piedmont Natural Gas Co. (2)	623,089	15,770,383
South Jersey Industries Inc.	241,748	7,230,683
Southern Union Co.	834,293	22,033,678
Southwest Gas Corp.	337,843	11,256,929
UGI Corp.	871,497	21,308,102

		150,555,215
HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.	239,951	7,397,689
Regal-Beloit Corp.	255,620	11,119,470

		18,517,159
HEALTH CARE - PRODUCTS—5.19%
American Medical Systems Holdings Inc. (1)	578,319	10,658,419
ArthroCare Corp. (1)(2)	218,730	10,249,688
BioLase Technology Inc. (1)(2)	192,786	1,204,912
Biosite Inc. (1)	143,549	6,636,270
CONMED Corp. (1)	232,087	4,899,357
Cooper Companies Inc.	371,650	19,883,275
Cyberonics Inc. (1)	178,905	3,136,205
Datascope Corp.	105,125	3,518,534
DJO Inc. (1)	190,063	7,893,316
Haemonetics Corp. (1)	223,356	10,453,061
Hologic Inc. (1)	435,907	18,970,673
ICU Medical Inc. (1)	119,657	5,442,000
IDEXX Laboratories Inc. (1)	257,728	23,489,330
Immucor Inc. (1)	559,739	12,543,751
Invacare Corp.	264,278	6,215,819
Kensey Nash Corp. (1)	95,499	2,795,256
LCA-Vision Inc.	173,434	7,164,559
Mentor Corp.	343,536	17,310,779
Meridian Bioscience Inc.	177,418	4,171,097
Merit Medical Systems Inc. (1)	227,907	3,094,977
Osteotech Inc. (1)	141,476	578,637
Palomar Medical Technologies Inc. (1)	145,898	6,156,896

PolyMedica Corp. (2)	191,426	8,194,947
Possis Medical Inc. (1)	142,606	1,404,669
Respironics Inc. (1)	601,403	23,220,170
SurModics Inc. (1)(2)	131,870	4,631,274
Viasys Healthcare Inc. (1)	269,357	7,337,285
Vital Sign Inc.	64,461	3,649,137

		234,904,293
HEALTH CARE - SERVICES—2.66%
Amedisys Inc. (1)	132,912	5,272,619
AMERIGROUP Corp. (1)	430,718	12,727,717
AmSurg Corp. (1)	248,091	5,522,506
Centene Corp. (1)	359,230	5,905,741
Genesis HealthCare Corp. (1)	163,095	7,768,215
Gentiva Health Services Inc. (1)	224,828	3,696,172
Healthways Inc. (1)	286,129	12,761,353
Matria Healthcare Inc. (1)	175,528	4,877,923
Odyssey Healthcare Inc. (1)	285,897	4,054,019
Pediatrix Medical Group Inc. (1)	401,029	18,286,922
RehabCare Group Inc. (1)	141,625	1,855,287
Sierra Health Services Inc. (1)	464,913	17,592,308
Sunrise Senior Living Inc. (1)	370,509	11,067,104
United Surgical Partners International Inc. (1)	369,319	9,170,191

		120,558,077
HOME BUILDERS—1.49%
Champion Enterprises Inc. (1)	635,820	4,387,158
Coachmen Industries Inc.	129,297	1,397,701
Fleetwood Enterprises Inc. (1)	530,748	3,571,934
M/I Homes Inc.	99,899	3,531,430
Meritage Homes Corp. (1)	181,569	7,555,086
Monaco Coach Corp. (2)	223,494	2,489,723
NVR Inc. (1)(2)	40,487	21,660,545
Skyline Corp.	56,502	2,158,941
Standard-Pacific Corp.	534,104	12,551,444
Winnebago Industries Inc. (2)	259,156	8,132,315

		67,436,277
HOME FURNISHINGS—0.42%
Audiovox Corp. Class A (1)	149,709	2,083,949
Bassett Furniture Industries Inc.	98,437	1,598,617
Ethan Allen Interiors Inc.	273,400	9,476,044
La-Z-Boy Inc. (2)	426,492	5,953,828

		19,112,438
HOUSEHOLD PRODUCTS & WARES—0.74%
CNS Inc.	116,774	3,296,530
Fossil Inc. (1)	374,102	8,058,157
Harland (John H.) Co.	217,629	7,932,577
Playtex Products Inc. (1)	465,556	6,238,450
Russ Berrie & Co. Inc. (1)	94,698	1,443,198
Standard Register Co. (The)	105,261	1,389,445
WD-40 Co.	140,416	5,008,639

		33,366,996
HOUSEWARES—0.39%
Libbey Inc.	116,821	1,307,227
National Presto Industries Inc.	39,480	2,182,060
Toro Co. (The)	338,824	14,288,208

		17,777,495
INSURANCE—2.90%
Delphi Financial Group Inc. Class A	354,590	14,141,049

Hilb, Rogal & Hobbs Co.	295,112	12,586,527
Infinity Property & Casualty Corp.	168,408	6,926,621
LandAmerica Financial Group Inc.	141,063	9,280,535
Philadelphia Consolidated Holding Corp. (1)	471,567	18,758,935
Presidential Life Corp.	178,694	3,997,385
ProAssurance Corp. (1)	274,558	13,530,218
RLI Corp.	169,809	8,624,599
Safety Insurance Group Inc.	118,001	5,741,929
SCPIE Holdings Inc. (1)	84,311	1,984,681
Selective Insurance Group Inc.	241,299	12,694,740
Stewart Information Services Corp.	150,697	5,239,735
United Fire & Casualty Co. (2)	173,643	5,435,026
Zenith National Insurance Corp.	306,086	12,209,771

		131,151,751
INTERNET—1.63%
Blue Coat Systems Inc. (1)	120,970	2,178,670
Digital Insight Corp. (1)	281,102	8,241,911
InfoSpace Inc. (1)	258,970	4,775,407
Internet Security Systems Inc. (1)	318,888	8,852,331
j2 Global Communications Inc. (1)(2)	411,092	11,169,370
Napster Inc. (1)	374,604	1,599,559
PC-Tel Inc. (1)	184,782	1,940,211
Secure Computing Corp. (1)	530,677	3,359,185
Stamps.com Inc. (1)	166,629	3,175,949
United Online Inc.	536,220	6,531,160
WebEx Communications Inc. (1)(2)	351,735	13,724,700
Websense Inc. (1)	390,509	8,438,899

		73,987,352
IRON & STEEL—1.25%
Carpenter Technology Corp.	211,108	22,696,221
Chaparral Steel Co. (1)	382,267	13,020,014
Cleveland-Cliffs Inc.	344,692	13,136,212
Material Sciences Corp. (1)	106,411	1,059,854
Ryerson Inc.	217,695	4,765,344
Steel Technologies Inc.	94,900	1,862,887

		56,540,532
LEISURE TIME—0.70%
Arctic Cat Inc.	103,501	1,718,117
K2 Inc. (1)	392,209	4,600,612
Multimedia Games Inc. (1)(2)	226,610	2,057,619
Nautilus Inc. (2)	273,694	3,763,292
Polaris Industries Inc.	335,038	13,786,814
WMS Industries Inc. (1)	192,879	5,633,996

		31,560,450
LODGING—0.44%
Aztar Corp. (1)	301,818	15,999,372
Marcus Corp.	178,217	4,093,644

		20,093,016
MACHINERY—2.74%
Albany International Corp. Class A	241,328	7,679,057
Applied Industrial Technologies Inc.	313,948	7,660,331
Astec Industries Inc. (1)	155,390	3,923,597
Briggs & Stratton Corp.	423,717	11,673,403
Cognex Corp.	374,592	9,462,194
Gardner Denver Inc. (1)	434,209	14,363,634
Gerber Scientific Inc. (1)	189,688	2,841,526
IDEX Corp.	442,071	19,031,157
JLG Industries Inc.	879,559	17,424,064

Lindsay Manufacturing Co.	95,778	2,753,617
Manitowoc Co. Inc. (The)	509,487	22,819,923
Robbins & Myers Inc.	137,647	4,256,045

		123,888,548
MANUFACTURING—1.99%
Acuity Brands Inc.	362,315	16,449,101
AptarGroup Inc.	288,258	14,666,567
Barnes Group Inc.	325,746	5,720,100
Ceradyne Inc. (1)(2)	221,980	9,121,158
CLARCOR Inc.	429,843	13,105,913
EnPro Industries Inc. (1)	175,866	5,286,532
Griffon Corp. (1)	216,331	5,163,821
Lydall Inc. (1)	135,796	1,208,584
Myers Industries Inc.	224,760	3,820,920
Smith (A.O.) Corp.	187,461	7,391,587
Standex International Corp.	102,261	2,851,037
Sturm, Ruger & Co. Inc. (1)	179,006	1,385,506
Tredegar Corp.	233,140	3,902,764

		90,073,590
MEDIA—0.13%
4Kids Entertainment Inc. (1)	109,499	1,806,733
Radio One Inc. Class D (1)	641,546	4,009,662

		5,816,395
METAL FABRICATE & HARDWARE—1.17%
Castle (A.M.) & Co.	103,990	2,791,092
Kaydon Corp.	233,233	8,634,286
Lawson Products Inc.	37,237	1,560,975
Mueller Industries Inc.	305,595	10,747,776
NS Group Inc. (1)	187,299	12,090,150
Quanex Corp.	305,837	9,282,153
Valmont Industries Inc.	141,828	7,410,513
Wolverine Tube Inc. (1)(2)	127,672	386,846

		52,903,791
MINING—0.51%
AMCOL International Corp.	182,282	4,540,645
Brush Engineered Materials Inc. (1)	164,123	4,081,739
Century Aluminum Co. (1)	191,047	6,428,732
RTI International Metals Inc. (1)	189,208	8,245,685

		23,296,801
OFFICE & BUSINESS EQUIPMENT—0.21%
Global Imaging Systems Inc. (1)	429,137	9,471,054

		9,471,054
OFFICE FURNISHINGS—0.11%
Interface Inc. Class A (1)	396,316	5,104,550

		5,104,550
OIL & GAS—3.24%
Atwood Oceanics Inc. (1)	223,356	10,044,319
Cabot Oil & Gas Corp.	399,122	19,129,917
Cimarex Energy Co.	684,443	24,085,549
Frontier Oil Corp.	927,646	24,656,831
Penn Virginia Corp.	154,650	9,806,357
Petroleum Development Corp. (1)	133,576	5,328,347
St. Mary Land & Exploration Co.	453,348	16,642,405
Stone Energy Corp. (1)	229,613	9,294,734
Swift Energy Co. (1)(2)	241,854	10,114,334
Unit Corp. (1)	382,743	17,594,696

		146,697,489

OIL & GAS SERVICES—3.63%
CARBO Ceramics Inc.	167,253	6,026,126
Dril-Quip Inc. (1)	97,067	6,569,495
Helix Energy Solutions Group Inc. (1)	757,213	25,290,913
Hydril Co. (1)	166,288	9,322,105
Input/Output Inc. (1)(2)	581,336	5,772,666
Lone Star Technologies Inc. (1)	255,697	12,370,621
Lufkin Industries Inc.	123,243	6,522,020
Maverick Tube Corp. (1)	305,544	19,808,418
Oceaneering International Inc. (1)	448,628	13,817,742
SEACOR Holdings Inc. (1)	178,565	14,731,613
Tetra Technologies Inc. (1)	594,233	14,356,669
Veritas DGC Inc. (1)	296,176	19,494,304
W-H Energy Services Inc. (1)	247,879	10,279,542

		164,362,234
PACKAGING & CONTAINERS—0.05%
Chesapeake Corp.	165,875	2,373,671

		2,373,671
PHARMACEUTICALS—1.20%
Alpharma Inc. Class A	353,678	8,272,528
Bradley Pharmaceuticals Inc. (1)(2)	142,981	2,276,258
Connetics Corp. (1)	284,433	3,100,320
MGI Pharma Inc. (1)	650,156	11,189,185
NBTY Inc. (1)	466,949	13,667,597
Noven Pharmaceuticals Inc. (1)	197,637	4,767,004
PetMed Express Inc. (1)	200,491	2,093,126
Sciele Pharma Inc. (1)	244,613	4,608,509
Theragenics Corp. (1)	264,594	762,031
USANA Health Sciences Inc. (1)(2)	75,758	3,378,049

		54,114,607
REAL ESTATE INVESTMENT TRUSTS—3.96%
Acadia Realty Trust	262,740	6,699,870
Colonial Properties Trust	379,956	18,165,696
EastGroup Properties Inc.	194,071	9,676,380
Entertainment Properties Trust	218,958	10,799,009
Essex Property Trust Inc.	191,434	23,240,088
Glenborough Realty Trust Inc.	267,357	6,879,096
Kilroy Realty Corp.	267,928	20,185,696
Lexington Corporate Properties Trust	438,450	9,286,371
LTC Properties Inc.	169,581	4,112,339
Mid-America Apartment Communities Inc.	198,892	12,176,168
National Retail Properties Inc.	480,802	10,385,323
New Century Financial Corp.	375,739	14,770,300
Parkway Properties Inc.	117,871	5,479,823
PS Business Parks Inc.	132,516	7,990,715
Senior Housing Properties Trust	528,949	11,287,772
Sovran Self Storage Inc.	149,462	8,302,614

		179,437,260
RETAIL—8.12%
Brown Shoe Co. Inc.	236,659	8,481,859
Casey’s General Store Inc.	416,940	9,285,254
Cash America International Inc.	245,102	9,578,586
Cato Corp. Class A	260,527	5,708,147
CEC Entertainment Inc. (1)	275,477	8,680,280
Children’s Place Retail Stores Inc. (The) (1)	192,982	12,356,637
Christopher & Banks Corp.	309,411	9,121,436
Cost Plus Inc. (1)(2)	183,598	2,197,668

Dress Barn Inc. (1)	376,979	8,225,682
Finish Line Inc. (The) Class A	352,531	4,448,941
Fred’s Inc.	331,517	4,183,745
Genesco Inc. (1)(2)	188,924	6,512,210
Group 1 Automotive Inc.	198,734	9,916,827
Guitar Center Inc. (1)	242,065	10,815,464
Hancock Fabrics Inc. (1)(2)	163,350	468,815
Haverty Furniture Companies Inc.	188,341	3,004,039
Hibbet Sporting Goods Inc. (1)	265,993	6,963,697
Hot Topic Inc. (1)	368,365	4,103,586
IHOP Corp.	131,743	6,106,288
Insight Enterprises Inc. (1)	399,845	8,240,805
Jack in the Box Inc. (1)	293,008	15,289,157
Jo-Ann Stores Inc. (1)(2)	201,463	3,368,461
Jos. A. Bank Clothiers Inc. (1)(2)	148,954	4,462,662
Landry’s Restaurants Inc.	141,594	4,269,059
Lone Star Steakhouse & Saloon Inc.	153,332	4,258,030
Longs Drug Stores Corp.	235,888	10,853,207
MarineMax Inc. (1)(2)	154,871	3,941,467
Men’s Wearhouse Inc. (The)	439,101	16,338,948
O’Charley’s Inc. (1)	192,212	3,646,262
P.F. Chang’s China Bistro Inc. (1)(2)	219,618	7,622,941
Panera Bread Co. Class A (1)	260,152	15,153,854
Papa John’s International Inc. (1)	198,023	7,150,611
Pep Boys - Manny, Moe & Jack Inc.	449,103	5,770,974
Rare Hospitality International Inc. (1)	281,282	8,595,978
Red Robin Gourmet Burgers Inc. (1)(2)	136,898	6,312,367
Ryan’s Restaurant Group Inc. (1)	352,167	5,588,890
School Specialty Inc. (1)	162,693	5,741,436
Select Comfort Corp. (1)(2)	444,473	9,725,069
Sonic Automotive Inc.	249,573	5,762,641
Sonic Corp. (1)	715,220	16,171,124
Stage Stores Inc.	220,411	6,466,859
Steak n Shake Co. (The) (1)	233,745	3,947,953
Stein Mart Inc.	223,579	3,400,637
Tractor Supply Co. (1)	284,787	13,743,821
Triarc Companies Inc. Class B	512,441	7,748,108
Tuesday Morning Corp.	246,320	3,418,922
Tween Brands Inc. (1)	271,421	10,205,430
World Fuel Services Corp.	234,014	9,465,866
Zale Corp. (1)	398,660	11,058,828

		367,879,528
SAVINGS & LOANS—1.72%
Anchor BanCorp Wisconsin Inc.	151,578	4,329,068
BankAtlantic Bancorp Inc. Class A	380,469	5,410,269
BankUnited Financial Corp. Class A	264,947	6,907,168
Brookline Bancorp Inc.	509,276	7,002,545
Dime Community Bancshares	227,604	3,352,607
Downey Financial Corp.	161,290	10,732,237
Fidelity Bankshares Inc.	180,956	7,059,094
FirstFed Financial Corp. (1)(2)	137,358	7,790,946
Flagstar Bancorp Inc.	320,497	4,663,231
Franklin Bank Corp. (Texas) (1)	195,557	3,887,673
Harbor Florida Bancshares Inc.	163,414	7,240,874
MAF Bancorp Inc.	232,022	9,580,188

		77,955,900
SEMICONDUCTORS—2.67%
Actel Corp. (1)	216,351	3,364,258
ATMI Inc. (1)	301,870	8,775,361
Axcelis Technologies Inc. (1)	841,030	5,937,672
Brooks Automation Inc. (1)	623,997	8,143,161

Cabot Microelectronics Corp. (1)	204,782	5,901,817
Cohu Inc.	187,508	3,343,268
Diodes Inc. (1)	163,028	7,037,919
DSP Group Inc. (1)	244,301	5,582,278
Exar Corp. (1)	298,981	3,973,457
Kopin Corp. (1)	569,506	1,907,845
Kulicke & Soffa Industries Inc. (1)	474,125	4,191,265
Microsemi Corp. (1)	588,352	11,090,435
Pericom Semiconductor Corp. (1)	219,510	2,140,223
Photronics Inc. (1)	345,605	4,883,399
Rudolph Technologies Inc. (1)	204,883	3,755,505
Skyworks Solutions Inc. (1)	1,334,328	6,925,162
Standard Microsystems Corp. (1)	182,651	5,190,941
Supertex Inc. (1)	113,124	4,397,130
Ultratech Inc. (1)	197,251	2,627,383
Varian Semiconductor Equipment Associates Inc. (1)	455,348	16,711,272
Veeco Instruments Inc. (1)	254,065	5,119,410

		120,999,161
SOFTWARE—4.64%
Altiris Inc. (1)	198,368	4,183,581
ANSYS Inc. (1)	317,217	14,014,647
Avid Technology Inc. (1)(2)	350,163	12,752,936
Captaris Inc. (1)	238,086	1,395,184
Cerner Corp. (1)(2)	533,945	24,241,103
Dendrite International Inc. (1)	363,373	3,553,788
Digi International Inc. (1)	205,266	2,771,091
eFunds Corp. (1)	385,488	9,321,100
Epicor Software Corp. (1)	457,576	5,998,821
EPIQ Systems Inc. (1)(2)	118,572	1,744,194
FileNET Corp. (1)	351,083	12,228,221
Global Payments Inc.	561,214	24,699,028
Hyperion Solutions Corp. (1)	476,153	16,417,755
Inter-Tel Inc.	176,486	3,812,098
JDA Software Group Inc. (1)	243,060	3,747,985
Keane Inc. (1)(2)	368,563	5,310,993
ManTech International Corp. Class A (1)	150,325	4,962,228
MapInfo Corp. (1)	176,511	2,264,636
Neoware Inc. (1)(2)	165,131	2,244,130
Open Solutions Inc. (1)(2)	170,742	4,919,077
Per-Se Technologies Inc. (1)(2)	274,832	6,260,673
Phoenix Technologies Ltd. (1)	210,158	903,679
Progress Software Corp. (1)	340,947	8,864,622
Quality Systems Inc. (2)	139,277	5,402,555
SPSS Inc. (1)	162,859	4,060,075
Take-Two Interactive Software Inc. (1)(2)	600,403	8,561,747
THQ Inc. (1)	532,076	15,520,657

		210,156,604
STORAGE & WAREHOUSING—0.18%
Mobile Mini Inc. (1)	293,518	8,338,846

		8,338,846
TELECOMMUNICATIONS—1.76%
Adaptec Inc. (1)	958,946	4,228,952
Aeroflex Inc. (1)	621,816	6,392,268
Anixter International Inc.	278,405	15,721,530
Applied Signal Technology Inc.	98,560	1,462,630
Black Box Corp.	146,226	5,691,116
C-COR Inc. (1)	399,061	3,423,943
Commonwealth Telephone Enterprises Inc.	174,302	7,186,471
Comtech Telecommunications Corp. (1)	188,742	6,319,082

Ditech Networks Inc. (1)	269,372	2,076,858
General Communication Inc. Class A (1)	374,761	4,643,289
Harmonic Inc. (1)	617,422	4,538,052
NETGEAR Inc. (1)	276,465	5,692,414
Network Equipment Technologies Inc. (1)	208,830	860,380
Novatel Wireless Inc. (1)	244,790	2,357,328
Symmetricom Inc. (1)(2)	383,027	3,091,028
Tollgrade Communications Inc. (1)	113,071	1,011,985
Viasat Inc. (1)	200,829	5,036,791

		79,734,117
TEXTILES—0.17%
Angelica Corp.	78,402	1,333,618
G&K Services Inc. Class A	175,912	6,408,474

		7,742,092
TOYS, GAMES & HOBBIES—0.23%
JAKKS Pacific Inc. (1)	228,771	4,078,987
Lenox Group Inc. (1)	115,477	698,636
RC2 Corp. (1)	173,449	5,815,745

		10,593,368
TRANSPORTATION—2.55%
Arkansas Best Corp.	208,764	8,983,115
Bristow Group Inc. (1)	194,140	6,678,416
EGL Inc. (1)	262,383	9,561,237
Forward Air Corp.	259,190	8,576,597
Heartland Express Inc.	490,216	7,686,587
Hub Group Inc. Class A (1)	345,037	7,859,943
Kansas City Southern Industries Inc. (1)(2)	625,517	17,082,869
Kirby Corp. (1)	438,962	13,752,679
Knight Transportation Inc. (2)	475,763	8,064,183
Landstar System Inc.	476,422	20,343,219
Old Dominion Freight Line Inc. (1)	232,209	6,973,236

		115,562,081
WATER—0.12%
American States Water Co.	140,487	5,373,628

		5,373,628

TOTAL COMMON STOCKS (Cost: $4,772,443,305)		4,524,408,459

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.80%
CERTIFICATES OF DEPOSIT (3)—0.24%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,510,700	1,510,700
Societe Generale
5.33%, 12/08/06	2,158,144	2,158,144
Washington Mutual Bank
5.36%, 11/13/06	5,395,360	5,395,360
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,726,515	1,726,515

		10,790,719

COMMERCIAL PAPER (3)—0.75%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	1,169,239	1,156,709
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	539,536	537,078
Atlantis One Funding
5.30%, 11/14/06 (4)	2,961,146	2,942,401
Beta Finance Inc.
5.27%, 01/25/07 (4)	431,629	424,369
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	681,326	674,031
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	1,094,006	1,087,081
CC USA Inc.
5.03%, 10/24/06 (4)	431,629	430,302
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	2,481,866	2,467,289
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	1,294,886	1,284,561
Curzon Funding LLC
5.29%, 11/17/06 (4)	2,158,144	2,143,556
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	1,592,106	1,575,946
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	2,158,144	2,147,024
Five Finance Inc.
5.19%, 12/01/06 (4)	971,165	962,764
Galleon Capital Corp.
5.27%, 12/18/06 (4)	301,752	298,350
General Electric Capital Services Inc.
5.22%, 12/11/06	215,814	213,624
Giro Funding US Corp.
5.34%, 10/10/06 (4)	1,079,072	1,077,793
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	1,035,909	1,031,948
HBOS Treasury Services PLC
5.27%, 12/15/06	431,629	426,958
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	4,316,288	4,304,850
Landale Funding LLC
5.31%, 11/15/06 (4)	1,683,352	1,672,438
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	1,178,821	1,171,351
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	1,392,003	1,383,003
Nationwide Building Society
5.27%, 12/15/06	755,350	747,168
Nestle Capital Corp.
5.19%, 08/09/07	1,294,886	1,236,829
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	1,149,859	1,131,440
Sydney Capital Corp.
5.27%, 12/08/06 (4)	51,472	50,967
Tulip Funding Corp.
5.29%, 11/15/06 (4)	1,138,248	1,130,889
White Pine Finance LLC
5.12%, 10/27/06 (4)	407,889	406,439

		34,117,158
MEDIUM-TERM NOTES (3)—0.19%
Bank of America N.A.
5.28%, 04/20/07	539,536	539,536
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	1,618,608	1,618,608

K2 USA LLC
5.39%, 06/04/07 (4)	1,618,608	1,618,608
Marshall & Ilsley Bank
5.18%, 12/15/06	2,158,144	2,159,650
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	2,525,029	2,525,028
US Bank N.A.
2.85%, 11/15/06	431,629	430,671

		8,892,101
MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (5)(6)	10,848,705	10,848,705

		10,848,705
REPURCHASE AGREEMENTS (3)—1.19%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,318,241 (collateralized by non-U.S. Government debt securities, value $4,448,176, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$4,316,288	4,316,288
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,238,659 (collateralized by non-U.S. Government debt securities, value $3,562,874, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,237,216	3,237,216
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,238,684 (collateralized by non-U.S. Government debt securities, value $3,562,874, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,237,216	3,237,216
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $215,912 (collateralized by non-U.S. Government debt securities, value $222,409, 5.75%, 3/15/16).	215,814	215,814
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $7,556,922 (collateralized by non-U.S. Government debt securities, value $7,935,460, 5.87%, 6/25/36).	7,553,504	7,553,504
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,375,044 (collateralized by non-U.S. Government debt securities, value $2,638,326, 0.00% to 10.00%, 5/27/33 to 9/29/36).	2,373,958	2,373,958
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,295,483 (collateralized by non-U.S. Government debt securities, value $1,420,637, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,294,886	1,294,886
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $4,318,238 (collateralized by non-U.S. Government debt securities, value $4,534,549, 0.00% to 9.00%, 5/1/17 to 2/25/46).	4,316,288	4,316,288

Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,238,681 (collateralized by non-U.S. Government debt securities, value $4,469,769, 0.00% to 8.33%, 10/27/06 to 3/25/37).	3,237,216	3,237,216
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $2,590,966 (collateralized by non-U.S. Government debt securities, value $2,720,729, 0.00% to 10.00%, 10/1/06 to 9/30/36).	2,589,773	2,589,773
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $539,782 (collateralized by non-U.S. Government debt securities, value $566,894, 6.50% to 7.63%, 2/1/07 to 6/1/16).	539,536	539,536
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,318,241 (collateralized by non-U.S. Government debt securities, value $4,534,649, 0.79% to 9.08%, 8/5/18 to 12/20/54).	4,316,288	4,316,288
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,318,241 (collateralized by non-U.S. Government debt securities, value $4,448,234, 4.85% to 8.60%, 5/1/09 to 12/1/25).	4,316,288	4,316,288
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,159,121 (collateralized by non-U.S. Government debt securities, value $2,358,223, 4.69% to 6.41%, 12/17/19 to 6/25/45).	2,158,144	2,158,144
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $2,914,838 (collateralized by non-U.S. Government debt securities, value $3,067,510, 0.00% to 10.00%, 10/1/06 to 9/30/36).	2,913,494	2,913,494
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,568,538 (collateralized by non-U.S. Government debt securities, value $1,635,860, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	1,510,701	1,510,701
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $5,613,723 (collateralized by non-U.S. Government debt securities, value $5,894,913, 0.06% to 7.95%, 8/15/13 to 7/15/45).	5,611,175	5,611,175

		53,737,785
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	387,840	387,840

		387,840
VARIABLE & FLOATING RATE NOTES (3)—3.18%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	5,524,849	5,525,534
American Express Bank
5.29%, 02/28/07	2,158,144	2,158,137

American Express Centurion Bank
5.42%, 07/19/07	2,373,958	2,376,138
American Express Credit Corp.
5.43%, 07/05/07	647,443	647,768
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	410,047	410,047
ASIF Global Financing
5.51%, 05/03/07 (4)	215,814	215,885
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	1,402,794	1,402,794
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	3,129,309	3,129,426
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	5,503,267	5,503,519
BMW US Capital LLC
5.33%, 10/15/07 (4)	2,158,144	2,158,144
BNP Paribas
5.36%, 05/18/07 (4)	3,992,567	3,992,567
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	1,575,445	1,575,445
CC USA Inc.
5.48%, 07/30/07 (4)	1,079,072	1,079,200
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	539,536	539,536
Credit Agricole SA
5.48%, 07/23/07	2,158,144	2,158,144
Credit Suisse First Boston NY
5.51%, 04/24/07	1,079,072	1,079,113
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	539,536	539,536
DEPFA Bank PLC
5.43%, 09/14/07	2,158,144	2,158,144
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	2,481,866	2,482,006
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	2,158,144	2,158,144
Fifth Third Bancorp
5.31%, 09/21/07 (4)	4,316,288	4,316,288
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	2,158,144	2,157,994
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	2,266,051	2,266,530
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	7,553,504	7,553,504
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	1,726,515	1,726,748
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	3,237,216	3,237,672
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	2,158,144	2,158,144
Holmes Financing PLC
5.30%, 07/16/07 (4)	3,776,752	3,776,752
JP Morgan Chase & Co.
5.30%, 08/02/07	1,618,608	1,618,608
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	1,618,608	1,618,544
Kestrel Funding LLC
5.31%, 07/11/07 (4)	863,258	863,186
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	1,294,886	1,294,886
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	2,250,723	2,250,723
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	2,697,680	2,697,221

Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	2,373,958	2,373,812
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	950,938	950,938
Marshall & Ilsley Bank
5.31%, 10/15/07	1,186,979	1,186,979
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	3,237,216	3,237,216
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	215,814	215,814
Monumental Global Funding II
5.38%, 12/27/06 (4)	431,629	431,661
Mound Financing PLC
5.30%, 05/08/07 (4)	2,028,655	2,028,655
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	6,474,432	6,474,340
National City Bank of Indiana
5.37%, 05/21/07	1,079,072	1,079,130
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	7,121,875	7,123,379
Newcastle Ltd.
5.35%, 04/24/07 (4)	760,746	760,620
Northern Rock PLC
5.37%, 08/03/07 (4)	2,589,773	2,589,828
Northlake CDO I
5.46%, 09/06/07 (4)	647,443	647,443
Principal Life Global Funding I
5.83%, 02/08/07	971,165	972,768
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	3,129,309	3,129,246
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	2,158,144	2,158,144
Strips III LLC
5.38%, 07/24/07 (4)	509,987	509,987
SunTrust Bank
5.30%, 05/01/07	2,158,144	2,158,220
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	5,265,872	5,265,456
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	3,021,402	3,021,402
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	3,005,550	3,005,550
Wachovia Bank N.A.
5.43%, 05/22/07	4,316,288	4,316,288
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	1,618,608	1,619,466
Wells Fargo & Co.
5.34%, 09/14/07 (4)	1,079,072	1,079,133
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	1,618,608	1,618,601
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	6,474,432	6,473,231
Wind Master Trust
5.32%, 07/25/07 (4)	863,258	863,258

		144,116,592

TOTAL SHORT-TERM INVESTMENTS (Cost: $262,890,900)		262,890,900

TOTAL INVESTMENTS IN SECURITIES — 105.69% (Cost: $5,035,334,205)		4,787,299,359

Security	Shares	Value
SHORT POSITIONS (8) — (0.01)%
COMMON STOCKS — (0.01)%
ResMed Inc.	(13,600)	(547,400)

		(547,400)

TOTAL SHORT POSITIONS (Proceeds: $547,315)		(547,400)
Other Assets, Less Liabilities — (5.68)%		(257,302,508)

NET ASSETS—100.00%		$4,529,449,451

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.46%
ADVO Inc.	153,013	$4,281,302
inVentiv Health Inc. (1)	46,588	1,492,214

		5,773,516
AEROSPACE & DEFENSE—1.75%
Armor Holdings Inc. (1)	69,732	3,997,736
Curtiss-Wright Corp.	211,466	6,417,993
EDO Corp.	42,007	961,120
GenCorp Inc. (1)	267,161	3,430,347
Moog Inc. Class A (1)	94,500	3,275,370
Teledyne Technologies Inc. (1)	96,081	3,804,808

		21,887,374
AGRICULTURE—0.56%
Delta & Pine Land Co.	172,779	6,997,549

		6,997,549
AIRLINES—0.41%
Mesa Air Group Inc. (1)	89,464	694,241
SkyWest Inc.	181,420	4,448,418

		5,142,659
APPAREL—1.93%
Crocs Inc. (1)	88,207	2,994,628
Deckers Outdoor Corp. (1)	20,015	947,110
Gymboree Corp. (1)	56,787	2,395,276
K-Swiss Inc. Class A	127,543	3,833,943
Phillips-Van Heusen Corp.	103,966	4,342,660
Quiksilver Inc. (1)	341,738	4,152,117
Skechers U.S.A. Inc. Class A (1)	84,858	1,995,012
Wolverine World Wide Inc.	122,625	3,471,514

		24,132,260
AUTO MANUFACTURERS—0.12%
A.S.V. Inc. (1)(2)	98,805	1,473,183

		1,473,183
AUTO PARTS & EQUIPMENT—0.11%
Keystone Automotive Industries Inc. (1)	36,796	1,398,984

		1,398,984
BANKS—5.55%
Bank Mutual Corp.	96,224	1,167,197
Boston Private Financial Holdings Inc.	101,682	2,834,894
Central Pacific Financial Corp.	68,968	2,522,849
East West Bancorp Inc.	293,440	11,623,158
First Indiana Corp.	21,763	566,056
First Midwest Bancorp Inc.	98,543	3,733,794

First Republic Bank	63,437	2,699,879
Fremont General Corp.	326,102	4,562,167
Glacier Bancorp Inc.	84,485	2,886,852
Hanmi Financial Corp.	128,535	2,519,286
Independent Bank Corp. (Michigan)	57,020	1,384,450
Irwin Financial Corp.	43,467	850,215
Nara Bancorp Inc.	100,023	1,829,421
PrivateBancorp Inc. (2)	85,730	3,919,576
Prosperity Bancshares Inc.	89,717	3,053,967
Sterling Bancorp	35,474	697,419
Sterling Bancshares Inc.	114,514	2,318,908
UCBH Holdings Inc.	455,012	7,944,510
Umpqua Holdings Corp.	161,325	4,613,895
Wilshire Bancorp Inc.	74,278	1,414,253
Wintrust Financial Corp.	123,372	6,187,106

		69,329,852
BEVERAGES—0.90%
Hansen Natural Corp. (1)	293,057	9,518,491
Peet’s Coffee & Tea Inc. (1)	66,757	1,669,593

		11,188,084
BIOTECHNOLOGY—0.45%
ArQule Inc. (1)	65,313	274,968
CryoLife Inc. (1)	42,892	276,653
Enzo Biochem Inc. (1)	71,230	868,294
Integra LifeSciences Holdings Corp. (1)(2)	96,935	3,633,124
Savient Pharmaceuticals Inc. (1)	83,759	545,271

		5,598,310
BUILDING MATERIALS—0.72%
Drew Industries Inc. (1)	21,358	539,503
ElkCorp	53,259	1,445,982
Simpson Manufacturing Co. Inc. (2)	176,013	4,757,631
Universal Forest Products Inc.	45,329	2,223,387

		8,966,503
CHEMICALS—0.37%
MacDermid Inc.	52,887	1,725,174
OM Group Inc. (1)	66,344	2,915,155

		4,640,329
COAL—0.25%
Massey Energy Co.	146,764	3,073,238

		3,073,238
COMMERCIAL SERVICES—3.16%
Aaron Rents Inc.	100,607	2,311,949
Administaff Inc.	46,906	1,580,732
Arbitron Inc.	140,839	5,212,451
Bankrate Inc. (1)(2)	54,905	1,458,277
Coinstar Inc. (1)	133,425	3,839,971
Cross Country Healthcare Inc. (1)	66,115	1,123,955
Gevity HR Inc.	30,454	693,742
Healthcare Services Group Inc. (2)	55,266	1,390,493
Heidrick & Struggles International Inc. (1)	27,993	1,007,748
Kendle International Inc. (1)	26,151	837,355
Labor Ready Inc. (1)	129,736	2,066,694
Live Nation Inc. (1)	88,232	1,801,697
MAXIMUS Inc.	62,175	1,622,767
Midas Inc. (1)	18,773	388,226
On Assignment Inc. (1)	42,467	416,601
PAREXEL International Corp. (1)	42,893	1,419,329

PharmaNet Development Group Inc. (1)	89,248	1,734,089
Pre-Paid Legal Services Inc. (2)	45,645	1,810,737
Rewards Network Inc. (1)	63,780	310,609
Universal Technical Institute Inc. (1)	50,188	897,863
Vertrue Inc. (1)	46,773	1,839,114
Watson Wyatt Worldwide Inc.	138,850	5,681,742

		39,446,141
COMPUTERS—3.69%
CACI International Inc. Class A (1)(2)	147,092	8,091,531
Carreker Corp. (1)	42,682	262,067
Catapult Communications Corp. (1)	33,238	277,870
FactSet Research Systems Inc.	181,041	8,793,161
Komag Inc. (1)(2)	148,544	4,747,466
Kronos Inc. (1)	153,428	5,230,361
Manhattan Associates Inc. (1)	130,680	3,154,615
Mercury Computer Systems Inc. (1)	101,517	1,202,976
MICROS Systems Inc. (1)	102,922	5,034,944
MTS Systems Corp.	38,769	1,253,789
Radiant Systems Inc. (1)	44,640	539,251
Sykes Enterprises Inc. (1)	40,950	833,332
Synaptics Inc. (1)	120,559	2,938,023
TALX Corp.	154,078	3,777,993

		46,137,379
DISTRIBUTION & WHOLESALE—1.67%
Building Materials Holding Corp.	64,291	1,672,852
LKQ Corp. (1)	157,602	3,462,516
Pool Corp.	249,516	9,606,366
ScanSource Inc. (1)(2)	123,837	3,755,976
Watsco Inc.	50,640	2,329,946

		20,827,656
DIVERSIFIED FINANCIAL SERVICES—1.58%
Financial Federal Corp.	84,951	2,276,687
Investment Technology Group Inc. (1)	208,789	9,343,308
Portfolio Recovery Associates Inc. (1)	76,467	3,354,607
TradeStation Group Inc. (1)	55,135	830,884
World Acceptance Corp. (1)	89,134	3,920,113

		19,725,599
ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
Greatbatch Inc. (1)	105,082	2,376,955
Intermagnetics General Corp. (1)	115,419	3,122,084
Littelfuse Inc. (1)	38,778	1,345,597
Vicor Corp.	31,781	366,753

		7,211,389
ELECTRONICS—4.06%
Analogic Corp.	30,936	1,587,636
Bel Fuse Inc. Class B	22,093	708,964
Brady Corp. Class A	101,930	3,583,859
Checkpoint Systems Inc. (1)	79,708	1,315,979
Cymer Inc. (1)	90,835	3,988,565
Daktronics Inc.	152,246	3,149,970
Dionex Corp. (1)	96,244	4,902,669
FEI Co. (1)	62,226	1,313,591
FLIR Systems Inc. (1)	330,446	8,974,913
Itron Inc. (1)	62,583	3,492,131
Lo-Jack Corp. (1)	87,964	1,723,215
Paxar Corp. (1)	73,242	1,463,375
Photon Dynamics Inc. (1)	31,874	422,968
Rogers Corp. (1)	37,941	2,342,857

Sonic Solutions Inc. (1)	124,652	1,899,696
Trimble Navigation Ltd. (1)	161,848	7,619,804
Woodward Governor Co.	52,596	1,764,070
X-Rite Inc.	46,704	501,601

		50,755,863
ENERGY - ALTERNATE SOURCES—0.38%
Headwaters Inc. (1)(2)	203,661	4,755,484

		4,755,484
ENGINEERING & CONSTRUCTION—0.89%
Insituform Technologies Inc. Class A (1)	59,044	1,433,588
Shaw Group Inc. (The) (1)	224,534	5,307,984
URS Corp. (1)	112,479	4,374,308

		11,115,880
ENTERTAINMENT—0.36%
Shuffle Master Inc. (1)(2)	168,177	4,542,461

		4,542,461
ENVIRONMENTAL CONTROL—0.85%
Tetra Tech Inc. (1)	133,122	2,318,985
Waste Connections Inc. (1)	219,513	8,321,738

		10,640,723
FOOD—0.99%
J&J Snack Foods Corp.	30,827	958,720
Ralcorp Holdings Inc. (1)	85,988	4,147,201
Sanderson Farms Inc.	40,430	1,308,315
TreeHouse Foods Inc. (1)	84,314	1,994,026
United Natural Foods Inc. (1)	126,001	3,904,771

		12,313,033
FOREST PRODUCTS & PAPER—0.07%
Deltic Timber Corp.	18,305	872,416

		872,416
GAS—0.86%
New Jersey Resources Corp.	68,936	3,398,545
Southern Union Co.	276,768	7,309,443

		10,707,988
HEALTH CARE - PRODUCTS—8.82%
American Medical Systems Holdings Inc. (1)	336,617	6,203,851
ArthroCare Corp. (1)(2)	127,251	5,962,982
BioLase Technology Inc. (1)(2)	112,982	706,138
Biosite Inc. (1)	83,718	3,870,283
CONMED Corp. (1)	51,311	1,083,175
Cooper Companies Inc.	216,429	11,578,952
Cyberonics Inc. (1)	66,126	1,159,189
DJO Inc. (1)	44,063	1,829,936
Haemonetics Corp. (1)	80,680	3,775,824
Hologic Inc. (1)	124,312	5,410,058
ICU Medical Inc. (1)	69,619	3,166,272
IDEXX Laboratories Inc. (1)	149,955	13,666,899
Immucor Inc. (1)	325,716	7,299,296
Invacare Corp.	70,562	1,659,618
Kensey Nash Corp. (1)(2)	55,610	1,627,705
LCA-Vision Inc.	53,375	2,204,921
Mentor Corp.	199,951	10,075,531
Meridian Bioscience Inc.	55,724	1,310,071
Merit Medical Systems Inc. (1)	131,716	1,788,703
Palomar Medical Technologies Inc. (1)	35,656	1,504,683

PolyMedica Corp.	111,345	4,766,679
Possis Medical Inc. (1)	82,725	814,841
Respironics Inc. (1)	349,911	13,510,064
SurModics Inc. (1)(2)	76,779	2,696,478
Viasys Healthcare Inc. (1)	56,396	1,536,227
Vital Sign Inc.	19,131	1,083,006

		110,291,382
HEALTH CARE - SERVICES—4.90%
Amedisys Inc. (1)(2)	77,527	3,075,496
AMERIGROUP Corp. (1)	250,394	7,399,143
AmSurg Corp. (1)	143,897	3,203,147
Centene Corp. (1)	207,997	3,419,471
Healthways Inc. (1)	166,527	7,427,104
Matria Healthcare Inc. (1)	42,017	1,167,652
Odyssey Healthcare Inc. (1)(2)	165,384	2,345,145
Pediatrix Medical Group Inc. (1)	233,510	10,648,056
RehabCare Group Inc. (1)	44,183	578,797
Sierra Health Services Inc. (1)	270,596	10,239,353
Sunrise Senior Living Inc. (1)	215,661	6,441,794
United Surgical Partners International Inc. (1)	214,598	5,328,468

		61,273,626
HOME BUILDERS—1.90%
Champion Enterprises Inc. (1)	121,877	840,951
M/I Homes Inc.	32,759	1,158,031
Meritage Homes Corp. (1)	105,609	4,394,390
NVR Inc. (1)(2)	23,549	12,598,715
Winnebago Industries Inc. (2)	150,749	4,730,504

		23,722,591
HOME FURNISHINGS—0.18%
Ethan Allen Interiors Inc.	65,204	2,259,971

		2,259,971
HOUSEHOLD PRODUCTS & WARES—1.08%
CNS Inc.	67,554	1,907,049
Fossil Inc. (1)(2)	217,584	4,686,759
Harland (John H.) Co.	83,239	3,034,062
Playtex Products Inc. (1)	116,424	1,560,082
Spectrum Brands Inc. (1)	77,995	658,278
WD-40 Co.	44,700	1,594,449

		13,440,679
HOUSEWARES—0.44%
Toro Co. (The)	130,155	5,488,636

		5,488,636
INSURANCE—2.46%
Hilb, Rogal & Hobbs Co.	171,741	7,324,754
Philadelphia Consolidated Holding Corp. (1)	274,476	10,918,655
ProAssurance Corp. (1)	86,311	4,253,406
RLI Corp.	60,216	3,058,371
United Fire & Casualty Co.	39,406	1,233,408
Zenith National Insurance Corp.	99,733	3,978,349

		30,766,943
INTERNET—2.87%
Blue Coat Systems Inc. (1)	33,806	608,846
Digital Insight Corp. (1)	163,000	4,779,160
InfoSpace Inc. (1)	72,338	1,333,913
Internet Security Systems Inc. (1)	185,620	5,152,811
j2 Global Communications Inc. (1)(2)	239,196	6,498,955

MIVA Inc. (1)	135,203	446,170
Napster Inc. (1)	68,993	294,600
Secure Computing Corp. (1)	114,229	723,070
Stamps.com Inc. (1)	74,685	1,423,496
United Online Inc.	137,530	1,675,115
WebEx Communications Inc. (1)(2)	204,737	7,988,838
Websense Inc. (1)	227,186	4,909,489

		35,834,463
IRON & STEEL—0.31%
Cleveland-Cliffs Inc. (2)	100,274	3,821,442

		3,821,442
LEISURE TIME—1.05%
Arctic Cat Inc.	27,249	452,333
Multimedia Games Inc. (1)	132,220	1,200,558
Nautilus Inc. (2)	157,638	2,167,523
Polaris Industries Inc.	194,973	8,023,139
WMS Industries Inc. (1)	46,018	1,344,186

		13,187,739
LODGING—0.41%
Aztar Corp. (1)	96,612	5,121,402

		5,121,402
MACHINERY—1.95%
Albany International Corp. Class A	53,352	1,697,661
Cognex Corp.	87,306	2,205,350
Gardner Denver Inc. (1)	103,603	3,427,187
IDEX Corp.	115,820	4,986,051
JLG Industries Inc.	230,379	4,563,808
Lindsay Manufacturing Co.	26,728	768,430
Manitowoc Co. Inc. (The)	151,170	6,770,904

		24,419,391
MANUFACTURING—1.20%
AptarGroup Inc.	67,033	3,410,639
Ceradyne Inc. (1)(2)	129,137	5,306,239
CLARCOR Inc.	107,512	3,278,041
EnPro Industries Inc. (1)	101,759	3,058,876

		15,053,795
MEDIA—0.16%
4Kids Entertainment Inc. (1)	34,917	576,131
Radio One Inc. Class D (1)	219,936	1,374,600

		1,950,731
METAL FABRICATE & HARDWARE—0.32%
NS Group Inc. (1)	35,970	2,321,864
Valmont Industries Inc.	31,243	1,632,447

		3,954,311
MINING—0.25%
AMCOL International Corp.	52,653	1,311,586
RTI International Metals Inc. (1)	41,764	1,820,075

		3,131,661
OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc. (1)	157,134	3,467,947

		3,467,947
OIL & GAS—6.58%
Atwood Oceanics Inc. (1)	59,742	2,686,598

Cabot Oil & Gas Corp.	232,365	11,137,254
Cimarex Energy Co.	398,251	14,014,453
Frontier Oil Corp.	539,768	14,347,033
Penn Virginia Corp.	89,776	5,692,696
Petroleum Development Corp. (1)	77,267	3,082,181
St. Mary Land & Exploration Co.	263,922	9,688,577
Stone Energy Corp. (1)	133,657	5,410,435
Swift Energy Co. (1)(2)	140,774	5,887,169
Unit Corp. (1)	222,816	10,242,852

		82,189,248
OIL & GAS SERVICES—4.27%
CARBO Ceramics Inc.	97,371	3,508,277
Dril-Quip Inc. (1)	28,807	1,949,658
Helix Energy Solutions Group Inc. (1)	440,642	14,717,443
Hydril Co. (1)	96,790	5,426,047
Lone Star Technologies Inc. (1)	65,537	3,170,680
Maverick Tube Corp. (1)	92,082	5,969,676
Oceaneering International Inc. (1)	161,711	4,980,699
SEACOR Holdings Inc. (1)	44,688	3,686,760
Tetra Technologies Inc. (1)	165,996	4,010,463
W-H Energy Services Inc. (1)	144,279	5,983,250

		53,402,953
PHARMACEUTICALS—1.94%
Alpharma Inc. Class A	61,984	1,449,806
Bradley Pharmaceuticals Inc. (1)	83,261	1,325,515
Connetics Corp. (1)	165,629	1,805,356
MGI Pharma Inc. (1)	181,400	3,121,894
NBTY Inc. (1)	271,785	7,955,147
Noven Pharmaceuticals Inc. (1)	114,616	2,764,538
PetMed Express Inc. (1)	116,587	1,217,168
Sciele Pharma Inc. (1)	142,400	2,682,816
USANA Health Sciences Inc. (1)(2)	43,774	1,951,883

		24,274,123
REAL ESTATE INVESTMENT TRUSTS—1.33%
Essex Property Trust Inc.	45,675	5,544,945
Kilroy Realty Corp.	57,691	4,346,440
LTC Properties Inc.	20,766	503,576
New Century Financial Corp.	122,541	4,817,087
PS Business Parks Inc.	23,210	1,399,563

		16,611,611
RETAIL—9.62%
Cash America International Inc.	52,788	2,062,955
CEC Entertainment Inc. (1)	160,259	5,049,761
Children’s Place Retail Stores Inc. (The) (1)	112,323	7,192,042
Christopher & Banks Corp.	180,089	5,309,024
Cost Plus Inc. (1)(2)	52,553	629,059
Dress Barn Inc. (1)	116,388	2,539,586
Finish Line Inc. (The) Class A	106,648	1,345,898
Genesco Inc. (1)	109,789	3,784,427
Guitar Center Inc. (1)	140,891	6,295,010
Hibbet Sporting Goods Inc. (1)	154,209	4,037,192
Hot Topic Inc. (1)	212,283	2,364,833
IHOP Corp.	32,174	1,491,265
Jack in the Box Inc. (1)	107,437	5,606,063
Jos. A. Bank Clothiers Inc. (1)(2)	68,498	2,052,200
Landry’s Restaurants Inc.	41,258	1,243,929
MarineMax Inc. (1)	47,770	1,215,747
Men’s Wearhouse Inc. (The)	107,338	3,994,047
P.F. Chang’s China Bistro Inc. (1)(2)	127,841	4,437,361

Panera Bread Co. Class A (1)	151,413	8,819,807
Papa John’s International Inc. (1)	115,264	4,162,183
Rare Hospitality International Inc. (1)	104,642	3,197,860
Red Robin Gourmet Burgers Inc. (1)(2)	34,254	1,579,452
School Specialty Inc. (1)	40,684	1,435,738
Select Comfort Corp. (1)	258,583	5,657,796
Sonic Corp. (1)	411,236	9,298,046
Steak n Shake Co. (The) (1)	75,924	1,282,356
Stein Mart Inc.	62,449	949,849
Tractor Supply Co. (1)	165,755	7,999,336
Triarc Companies Inc. Class B	181,800	2,748,816
Tuesday Morning Corp.	75,975	1,054,533
Tween Brands Inc. (1)	157,985	5,940,236
World Fuel Services Corp.	136,218	5,510,018

		120,286,425
SAVINGS & LOANS—1.73%
Anchor BanCorp Wisconsin Inc.	40,278	1,150,340
BankAtlantic Bancorp Inc. Class A	110,731	1,574,595
BankUnited Financial Corp. Class A	60,090	1,566,546
Dime Community Bancshares	63,570	936,386
Downey Financial Corp.	49,686	3,306,106
Fidelity Bankshares Inc.	60,901	2,375,748
FirstFed Financial Corp. (1)	44,803	2,541,226
Flagstar Bancorp Inc.	186,576	2,714,681
Franklin Bank Corp. (Texas) (1)	27,354	543,798
Harbor Florida Bancshares Inc.	61,808	2,738,712
MAF Bancorp Inc.	54,069	2,232,509

		21,680,647
SEMICONDUCTORS—1.95%
ATMI Inc. (1)	65,153	1,893,998
Cabot Microelectronics Corp. (1)	116,655	3,361,997
Cohu Inc.	37,196	663,205
Diodes Inc. (1)	74,020	3,195,443
DSP Group Inc. (1)	86,473	1,975,908
Kopin Corp. (1)	162,816	545,434
Microsemi Corp. (1)	164,315	3,097,338
Rudolph Technologies Inc. (1)	41,711	764,563
Standard Microsystems Corp. (1)	44,873	1,275,291
Supertex Inc. (1)	30,940	1,202,638
Ultratech Inc. (1)	38,313	510,329
Varian Semiconductor Equipment Associates Inc. (1)	135,179	4,961,069
Veeco Instruments Inc. (1)	44,337	893,391

		24,340,604
SOFTWARE—6.60%
Altiris Inc. (1)	72,507	1,529,173
ANSYS Inc. (1)	184,608	8,155,981
Avid Technology Inc. (1)	71,309	2,597,074
Cerner Corp. (1)(2)	310,772	14,109,049
Dendrite International Inc. (1)	210,342	2,057,145
eFunds Corp. (1)	224,279	5,423,066
Epicor Software Corp. (1)	101,479	1,330,390
EPIQ Systems Inc. (1)	69,069	1,016,005
FileNET Corp. (1)	91,932	3,201,992
Global Payments Inc.	326,639	14,375,382
Hyperion Solutions Corp. (1)	146,892	5,064,836
Inter-Tel Inc.	48,337	1,044,079
JDA Software Group Inc. (1)	60,321	930,150
ManTech International Corp. Class A (1)	87,133	2,876,260
Neoware Inc. (1)	95,405	1,296,554

Open Solutions Inc. (1)	67,583	1,947,066
Per-Se Technologies Inc. (1)	159,986	3,644,481
Progress Software Corp. (1)	116,697	3,034,122
Quality Systems Inc.	81,085	3,145,287
SPSS Inc. (1)	31,261	779,337
Take-Two Interactive Software Inc. (1)(2)	349,260	4,980,448

		82,537,877
STORAGE & WAREHOUSING—0.25%
Mobile Mini Inc. (1)	109,148	3,100,895

		3,100,895
TELECOMMUNICATIONS—1.26%
Aeroflex Inc. (1)	141,948	1,459,225
Black Box Corp.	32,331	1,258,323
Commonwealth Telephone Enterprises Inc.	56,853	2,344,049
Comtech Telecommunications Corp. (1)	109,870	3,678,448
General Communication Inc. Class A (1)	141,324	1,751,004
Harmonic Inc. (1)	111,547	819,870
NETGEAR Inc. (1)	101,124	2,082,143
Novatel Wireless Inc. (1)	61,372	591,012
Viasat Inc. (1)	72,471	1,817,573

		15,801,647
TEXTILES—0.12%
G&K Services Inc. Class A	42,054	1,532,027

		1,532,027
TOYS, GAMES & HOBBIES—0.19%
RC2 Corp. (1)	72,579	2,433,574

		2,433,574
TRANSPORTATION—2.75%
Bristow Group Inc. (1)	48,581	1,671,186
Forward Air Corp.	150,375	4,975,909
Heartland Express Inc.	284,303	4,457,871
Kirby Corp. (1)	153,088	4,796,247
Knight Transportation Inc. (2)	276,946	4,694,235
Landstar System Inc.	277,437	11,846,560
Old Dominion Freight Line Inc. (1)	63,401	1,903,932

		34,345,940

TOTAL COMMON STOCKS (Cost: $1,142,029,669)		1,248,378,134

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.21%
CERTIFICATES OF DEPOSIT (3)—0.31%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$531,894	531,894
Societe Generale
5.33%, 12/08/06	759,841	759,841
Washington Mutual Bank
5.36%, 11/13/06	1,899,601	1,899,601
Wells Fargo Bank N.A.
4.78%, 12/05/06	607,872	607,872

		3,799,208

COMMERCIAL PAPER (3)—0.96%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	411,666	407,252
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	189,960	189,095
Atlantis One Funding
5.30%, 11/14/06 (4)	1,042,562	1,035,962
Beta Finance Inc.
5.27%, 01/25/07 (4)	151,968	149,412
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	239,882	237,313
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	385,178	382,740
CC USA Inc.
5.03%, 10/24/06 (4)	151,968	151,501
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	873,817	868,684
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	455,904	452,269
Curzon Funding LLC
5.29%, 11/17/06 (4)	759,841	754,704
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	560,550	554,860
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	759,841	755,925
Five Finance Inc.
5.19%, 12/01/06 (4)	341,928	338,971
Galleon Capital Corp.
5.27%, 12/18/06 (4)	106,241	105,043
General Electric Capital Services Inc.
5.22%, 12/11/06	75,984	75,213
Giro Funding US Corp.
5.34%, 10/10/06 (4)	379,920	379,470
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	364,723	363,329
HBOS Treasury Services PLC
5.27%, 12/15/06	151,968	150,323
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	1,519,681	1,515,654
Landale Funding LLC
5.31%, 11/15/06 (4)	592,676	588,833
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	415,040	412,410
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	490,097	486,928
Nationwide Building Society
5.27%, 12/15/06	265,944	263,063
Nestle Capital Corp.
5.19%, 08/09/07	455,904	435,463
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	404,843	398,358
Sydney Capital Corp.
5.27%, 12/08/06 (4)	18,122	17,944
Tulip Funding Corp.
5.29%, 11/15/06 (4)	400,755	398,164
White Pine Finance LLC
5.12%, 10/27/06 (4)	143,610	143,099

		12,011,982

MEDIUM-TERM NOTES (3)—0.25%
Bank of America N.A.
5.28%, 04/20/07	189,960	189,960
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	569,880	569,880
K2 USA LLC
5.39%, 06/04/07 (4)	569,880	569,880
Marshall & Ilsley Bank
5.18%, 12/15/06	759,841	760,371
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	889,013	889,013
US Bank N.A.
2.85%, 11/15/06	151,968	151,631

		3,130,735
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (5)(6)	1,384,845	1,384,845

		1,384,845
REPURCHASE AGREEMENTS (3)—1.51%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,520,369 (collateralized by non-U.S. Government debt securities, value $1,566,116, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,519,681	1,519,681
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,140,269 (collateralized by non-U.S. Government debt securities, value $1,254,419, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,139,761	1,139,761
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,140,278 (collateralized by non-U.S. Government debt securities, value $1,254,419, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,139,761	1,139,761
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $76,018 (collateralized by non-U.S. Government debt securities, value $78,306, 5.75%, 3/15/16).	75,984	75,984
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,660,645 (collateralized by non-U.S. Government debt securities, value $2,793,921, 5.87%, 6/25/36).	2,659,442	2,659,442
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $836,207 (collateralized by non-U.S. Government debt securities, value $928,903, 0.00% to 10.00%, 5/27/33 to 9/29/36).	835,825	835,825
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $456,114 (collateralized by non-U.S. Government debt securities, value $500,179, 0.00% to 10.00%, 5/27/33 to 9/29/36).	455,904	455,904

Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,520,367 (collateralized by non-U.S. Government debt securities, value $1,596,526, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,519,681	1,519,681
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,140,277 (collateralized by non-U.S. Government debt securities, value $1,573,719, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,139,761	1,139,761
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $912,229 (collateralized by non-U.S. Government debt securities, value $957,916, 0.00% to 10.00%, 10/1/06 to 9/30/36).	911,809	911,809
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $190,047 (collateralized by non-U.S. Government debt securities, value $199,592, 6.50% to 7.63%, 2/1/07 to 6/1/16).	189,960	189,960
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,520,369 (collateralized by non-U.S. Government debt securities, value $1,596,562, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,519,681	1,519,681
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,520,369 (collateralized by non-U.S. Government debt securities, value $1,566,137, 4.85% to 8.60%, 5/1/09 to 12/1/25).	1,519,681	1,519,681
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $760,185 (collateralized by non-U.S. Government debt securities, value $830,285, 4.69% to 6.41%, 12/17/19 to 6/25/45).	759,841	759,841
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,026,258 (collateralized by non-U.S. Government debt securities, value $1,080,011, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,025,785	1,025,785
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $552,251 (collateralized by non-U.S. Government debt securities, value $575,955, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	531,888	531,888
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,976,482 (collateralized by non-U.S. Government debt securities, value $2,075,484, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,975,585	1,975,585

		18,920,030
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	136,551	136,551

		136,551

VARIABLE & FLOATING RATE NOTES (3)—4.06%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	1,945,192	1,945,433
American Express Bank
5.29%, 02/28/07	759,841	759,838
American Express Centurion Bank
5.42%, 07/19/07	835,825	836,592
American Express Credit Corp.
5.43%, 07/05/07	227,952	228,066
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	144,370	144,370
ASIF Global Financing
5.51%, 05/03/07 (4)	75,984	76,009
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	493,896	493,896
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	1,101,769	1,101,810
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	1,937,593	1,937,681
BMW US Capital LLC
5.33%, 10/15/07 (4)	759,841	759,841
BNP Paribas
5.36%, 05/18/07 (4)	1,405,705	1,405,705
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	554,684	554,683
CC USA Inc.
5.48%, 07/30/07 (4)	379,920	379,965
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	189,960	189,960
Credit Agricole SA
5.48%, 07/23/07	759,841	759,841
Credit Suisse First Boston NY
5.51%, 04/24/07	379,920	379,935
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	189,960	189,960
DEPFA Bank PLC
5.43%, 09/14/07	759,841	759,841
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	873,817	873,866
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	759,841	759,841
Fifth Third Bancorp
5.31%, 09/21/07 (4)	1,519,681	1,519,681
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	759,841	759,788
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	797,833	798,001
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	2,659,442	2,659,442
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	607,872	607,954
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,139,761	1,139,922
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	759,841	759,841
Holmes Financing PLC
5.30%, 07/16/07 (4)	1,329,721	1,329,721
JP Morgan Chase & Co.
5.30%, 08/02/07	569,880	569,880
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	569,880	569,858
Kestrel Funding LLC
5.31%, 07/11/07 (4)	303,936	303,911
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	455,904	455,904

Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	792,436	792,436
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	949,801	949,639
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	835,825	835,773
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	334,807	334,807
Marshall & Ilsley Bank
5.31%, 10/15/07	417,912	417,912
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	1,139,761	1,139,761
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	75,984	75,984
Monumental Global Funding II
5.38%, 12/27/06 (4)	151,968	151,979
Mound Financing PLC
5.30%, 05/08/07 (4)	714,250	714,250
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	2,279,522	2,279,489
National City Bank of Indiana
5.37%, 05/21/07	379,920	379,941
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	2,507,474	2,508,004
Newcastle Ltd.
5.35%, 04/24/07 (4)	267,844	267,800
Northern Rock PLC
5.37%, 08/03/07 (4)	911,809	911,828
Northlake CDO I
5.46%, 09/06/07 (4)	227,952	227,952
Principal Life Global Funding I
5.83%, 02/08/07	341,928	342,493
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	1,101,769	1,101,747
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	759,841	759,841
Strips III LLC
5.38%, 07/24/07 (4)	179,556	179,556
SunTrust Bank
5.30%, 05/01/07	759,841	759,867
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	1,854,011	1,853,864
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	1,063,777	1,063,777
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	1,058,196	1,058,196
Wachovia Bank N.A.
5.43%, 05/22/07	1,519,681	1,519,681
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	569,880	570,183
Wells Fargo & Co.
5.34%, 09/14/07 (4)	379,920	379,942
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	569,880	569,878
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	2,279,522	2,279,099
Wind Master Trust
5.32%, 07/25/07 (4)	303,936	303,936

		50,740,651

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,124,002)		90,124,002

TOTAL INVESTMENTS IN SECURITIES—107.10% (Cost: $1,232,153,671)		1,338,502,136
Other Assets, Less Liabilities—(7.10)%		(88,717,031)

NET ASSETS—100.00%		$1,249,785,105

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.22%
inVentiv Health Inc. (1)	126,469	$4,050,802

		4,050,802
AEROSPACE & DEFENSE—1.82%
AAR Corp. (1)(2)	236,017	5,626,644
Armor Holdings Inc. (1)	101,022	5,791,591
EDO Corp.	44,464	1,017,336
Esterline Technologies Corp. (1)	163,284	5,512,468
Kaman Corp.	154,991	2,791,388
Moog Inc. Class A (1)	141,661	4,909,970
Teledyne Technologies Inc. (1)	93,032	3,684,067
Triumph Group Inc.	103,975	4,403,341

		33,736,805
AGRICULTURE—0.12%
Alliance One International Inc. (1)	561,566	2,302,421

		2,302,421
AIRLINES—0.38%
Frontier Airlines Holdings Inc. (1)(2)	236,097	1,947,800
Mesa Air Group Inc. (1)	114,364	887,465
SkyWest Inc.	168,669	4,135,764

		6,971,029
APPAREL—2.33%
Ashworth Inc. (1)	94,540	647,599
Crocs Inc. (1)	95,792	3,252,138
Deckers Outdoor Corp. (1)	43,667	2,066,322
Gymboree Corp. (1)	129,586	5,465,937
Kellwood Co. (2)	165,549	4,772,778
Oxford Industries Inc.	97,006	4,162,527
Phillips-Van Heusen Corp.	216,896	9,059,746
Quiksilver Inc. (1)	315,139	3,828,939
Skechers U.S.A. Inc. Class A (1)	46,650	1,096,741
Stride Rite Corp.	234,693	3,276,314
Wolverine World Wide Inc.	192,668	5,454,431

		43,083,472
AUTO MANUFACTURERS—0.15%
Wabash National Corp.	200,953	2,751,047

		2,751,047
AUTO PARTS & EQUIPMENT—0.30%
Keystone Automotive Industries Inc. (1)	55,582	2,113,228
Standard Motor Products Inc.	76,356	915,508
Superior Industries International Inc. (2)	147,622	2,478,573

		5,507,309

BANKS—7.31%
Bank Mutual Corp.	259,579	3,148,693
Boston Private Financial Holdings Inc.	97,315	2,713,142
Central Pacific Financial Corp.	104,083	3,807,356
Chittenden Corp.	295,829	8,487,334
Community Bank System Inc.	192,271	4,260,725
First BanCorp (Puerto Rico)	517,386	5,722,289
First Commonwealth Financial Corp.	403,638	5,259,403
First Indiana Corp.	55,672	1,448,029
First Midwest Bancorp Inc.	189,067	7,163,749
First Republic Bank	84,151	3,581,467
Glacier Bancorp Inc.	96,190	3,286,812
Hanmi Financial Corp.	90,841	1,780,484
Independent Bank Corp. (Michigan)	55,147	1,338,964
Irwin Financial Corp.	62,064	1,213,972
Prosperity Bancshares Inc. (2)	45,870	1,561,415
Provident Bankshares Corp. (2)	210,769	7,808,991
Republic Bancorp Inc.	480,078	6,399,440
South Financial Group Inc. (The)	483,201	12,577,722
Sterling Bancorp	74,016	1,455,155
Sterling Bancshares Inc.	141,604	2,867,481
Sterling Financial Corp. (Washington)	237,545	7,703,584
Susquehanna Bancshares Inc.	333,296	8,145,754
TrustCo Bank Corp. NY (2)	483,028	5,236,024
Umpqua Holdings Corp.	156,283	4,469,694
United Bancshares Inc.	236,805	8,813,882
Whitney Holding Corp.	423,075	15,133,393

		135,384,954
BIOTECHNOLOGY—0.67%
ArQule Inc. (1)	99,398	418,466
Cambrex Corp.	172,942	3,581,629
CryoLife Inc. (1)	86,315	556,732
Enzo Biochem Inc. (1)	81,963	999,129
Regeneron Pharmaceuticals Inc. (1)	364,992	5,726,724
Savient Pharmaceuticals Inc. (1)	185,019	1,204,474

		12,487,154
BUILDING MATERIALS—1.85%
Apogee Enterprises Inc.	181,726	2,764,052
Drew Industries Inc. (1)	89,318	2,256,173
ElkCorp	59,529	1,616,212
Lennox International Inc.	386,611	8,853,392
NCI Building Systems Inc. (1)(2)	132,371	7,700,021
Texas Industries Inc.	154,083	8,021,561
Universal Forest Products Inc.	60,013	2,943,638

		34,155,049
CHEMICALS—2.33%
Arch Chemicals Inc.	155,276	4,417,602
Fuller (H.B.) Co.	382,780	8,972,363
Georgia Gulf Corp.	220,244	6,039,090
MacDermid Inc.	90,120	2,939,714
OM Group Inc. (1)	100,109	4,398,789
OMNOVA Solutions Inc. (1)	268,947	1,124,198
Penford Corp.	57,805	875,168
PolyOne Corp. (1)	593,704	4,945,554
Quaker Chemical Corp.	63,924	1,243,322
Schulman (A.) Inc.	167,151	3,929,720
Tronox Inc. Class B	263,212	3,361,217
Wellman Inc.	201,442	803,754

		43,050,491

COAL—0.36%
Massey Energy Co.	320,431	6,709,825

		6,709,825
COMMERCIAL SERVICES—4.31%
Aaron Rents Inc.	178,227	4,095,656
ABM Industries Inc.	279,053	5,235,034
Administaff Inc.	93,213	3,141,278
Bowne & Co. Inc.	192,389	2,747,315
CDI Corp.	82,480	1,708,161
Central Parking Corp.	106,060	1,749,990
Chemed Corp.	168,963	5,450,746
Consolidated Graphics Inc. (1)	75,241	4,527,251
CPI Corp.	33,569	1,629,439
Cross Country Healthcare Inc. (1)	50,275	854,675
Gevity HR Inc.	129,704	2,954,657
Healthcare Services Group Inc.	102,002	2,566,370
Heidrick & Struggles International Inc. (1)	75,328	2,711,808
Hooper Holmes Inc.	428,997	1,445,720
Kendle International Inc. (1)	44,354	1,420,215
Labor Ready Inc. (1)	166,586	2,653,715
Live Nation Inc. (1)	302,471	6,176,458
MAXIMUS Inc.	54,207	1,414,803
Midas Inc. (1)	53,135	1,098,832
NCO Group Inc. (1)	208,609	5,469,728
On Assignment Inc. (1)	112,169	1,100,378
PAREXEL International Corp. (1)	116,588	3,857,897
Rewards Network Inc. (1)	78,467	382,134
Spherion Corp. (1)	364,156	2,603,715
StarTek Inc.	73,309	914,163
Universal Technical Institute Inc. (1)	81,946	1,466,014
Viad Corp.	139,399	4,936,119
Volt Information Sciences Inc. (1)	54,454	1,935,840
Watson Wyatt Worldwide Inc.	87,390	3,575,999

		79,824,110
COMPUTERS—1.28%
Agilysys Inc.	197,073	2,766,905
Carreker Corp. (1)	74,038	454,593
Catapult Communications Corp. (1)	23,309	194,863
CIBER Inc. (1)	350,483	2,323,702
Hutchinson Technology Inc. (1)	165,542	3,481,348
MICROS Systems Inc. (1)	112,609	5,508,832
MTS Systems Corp.	65,885	2,130,721
Radiant Systems Inc. (1)	103,563	1,251,041
RadiSys Corp. (1)(2)	137,127	2,913,949
Sykes Enterprises Inc. (1)	133,066	2,707,893

		23,733,847
DISTRIBUTION & WHOLESALE—1.71%
Bell Microproducts Inc. (1)	195,978	1,017,126
Brightpoint Inc. (1)	324,751	4,617,959
Building Materials Holding Corp.	100,887	2,625,080
LKQ Corp. (1)	78,108	1,716,033
Owens & Minor Inc.	258,072	8,487,988
United Stationers Inc. (1)	197,190	9,171,307
Watsco Inc.	89,157	4,102,114

		31,737,607
DIVERSIFIED FINANCIAL SERVICES—0.93%
Financial Federal Corp.	61,410	1,645,788
LaBranche & Co. Inc. (1)(2)	340,400	3,529,948
Piper Jaffray Companies (1)	133,458	8,090,224

SWS Group Inc.	103,083	2,565,736
TradeStation Group Inc. (1)	87,910	1,324,804

		17,156,500
ELECTRIC—2.84%
ALLETE Inc.	195,093	8,476,791
Avista Corp.	315,847	7,479,257
Central Vermont Public Service Corp.	65,251	1,442,700
CH Energy Group Inc.	86,686	4,461,728
Cleco Corp.	363,619	9,177,744
El Paso Electric Co. (1)	311,017	6,948,120
Green Mountain Power Corp.	34,048	1,136,182
UIL Holdings Corp.	157,852	5,919,450
UniSource Energy Corp.	225,762	7,524,647

		52,566,619
ELECTRICAL COMPONENTS & EQUIPMENT—1.25%
Advanced Energy Industries Inc. (1)	225,652	3,845,110
Belden CDT Inc.	279,244	10,675,498
C&D Technologies Inc.	166,541	1,182,441
Intermagnetics General Corp. (1)	98,565	2,666,183
Littelfuse Inc. (1)	92,077	3,195,072
Magnetek Inc. (1)	189,967	657,286
Vicor Corp.	83,427	962,748

		23,184,338
ELECTRONICS—5.09%
Analogic Corp.	48,654	2,496,923
Bel Fuse Inc. Class B	46,524	1,492,955
Benchmark Electronics Inc. (1)	415,313	11,163,613
Brady Corp. Class A	204,650	7,195,494
Checkpoint Systems Inc. (1)	146,616	2,420,630
Coherent Inc. (1)	201,067	6,968,982
CTS Corp.	231,291	3,187,190
Cubic Corp.	99,857	1,955,200
Cymer Inc. (1)	131,012	5,752,737
Electro Scientific Industries Inc. (1)	187,438	3,861,223
FEI Co. (1)	80,109	1,691,101
Itron Inc. (1)	80,388	4,485,650
Keithley Instruments Inc.	91,391	1,165,235
Methode Electronics Inc.	240,389	2,286,099
Park Electrochemical Corp.	129,995	4,118,242
Paxar Corp. (1)	165,291	3,302,514
Photon Dynamics Inc. (1)	67,389	894,252
Planar Systems Inc. (1)(2)	106,356	1,207,141
Rogers Corp. (1)	62,069	3,832,761
Technitrol Inc.	261,208	7,797,059
Trimble Navigation Ltd. (1)	138,266	6,509,563
Watts Water Technologies Inc. Class A	161,921	5,142,611
Woodward Governor Co.	119,387	4,004,240
X-Rite Inc.	117,581	1,262,820

		94,194,235
ENGINEERING & CONSTRUCTION—1.39%
EMCOR Group Inc. (1)	202,980	11,131,423
Insituform Technologies Inc. Class A (1)	96,468	2,342,243
Shaw Group Inc. (The) (1)	216,357	5,114,679
URS Corp. (1)	183,209	7,124,998

		25,713,343
ENTERTAINMENT—0.47%
Pinnacle Entertainment Inc. (1)	308,923	8,686,915

		8,686,915

ENVIRONMENTAL CONTROL—0.73%
Aleris International Inc. (1)	201,977	10,207,918
Tetra Tech Inc. (1)	193,058	3,363,070

		13,570,988
FOOD—3.15%
American Italian Pasta Co. Class A (1)(2)	119,961	933,297
Corn Products International Inc. (2)	472,879	15,387,483
Flowers Foods Inc.	335,070	9,006,682
Great Atlantic & Pacific Tea Co.	124,036	2,986,787
Hain Celestial Group Inc. (1)	247,652	6,329,985
J&J Snack Foods Corp.	46,770	1,454,547
Lance Inc.	197,061	4,339,283
Nash Finch Co.	86,298	2,030,592
Performance Food Group Co. (1)	224,096	6,294,857
Ralcorp Holdings Inc. (1)	56,676	2,733,483
Sanderson Farms Inc.	46,874	1,516,843
TreeHouse Foods Inc. (1)	88,605	2,095,508
United Natural Foods Inc. (1)	103,267	3,200,244

		58,309,591
FOREST PRODUCTS & PAPER—1.04%
Buckeye Technologies Inc. (1)	240,173	2,041,470
Caraustar Industries Inc. (1)	182,062	1,451,034
Deltic Timber Corp.	41,306	1,968,644
Neenah Paper Inc.	95,188	3,258,285
Pope & Talbot Inc. (1)	105,569	607,022
Rock-Tenn Co. Class A	204,877	4,056,565
Schweitzer-Mauduit International Inc.	100,005	1,898,095
Wausau Paper Corp.	288,899	3,900,136

		19,181,251
GAS—5.55%
Atmos Energy Corp.	524,740	14,981,327
Cascade Natural Gas Corp.	74,145	1,934,443
Energen Corp.	466,149	19,517,659
Laclede Group Inc. (The)	137,540	4,412,283
New Jersey Resources Corp.	88,616	4,368,769
Northwest Natural Gas Co.	177,289	6,963,912
Piedmont Natural Gas Co. (2)	484,518	12,263,151
South Jersey Industries Inc.	188,192	5,628,823
Southern Union Co.	278,360	7,351,488
Southwest Gas Corp.	262,386	8,742,702
UGI Corp.	677,917	16,575,071

		102,739,628
HAND & MACHINE TOOLS—0.78%
Baldor Electric Co.	185,924	5,732,037
Regal-Beloit Corp.	198,648	8,641,188

		14,373,225
HEALTH CARE - PRODUCTS—1.90%
CONMED Corp. (1)	109,796	2,317,794
Cyberonics Inc. (1)(2)	52,063	912,664
Datascope Corp.	81,547	2,729,378
DJO Inc. (1)	88,668	3,682,382
Haemonetics Corp. (1)	66,101	3,093,527
Hologic Inc. (1)	172,466	7,505,720
Invacare Corp.	110,927	2,609,003
LCA-Vision Inc.	63,202	2,610,875
Meridian Bioscience Inc.	63,248	1,486,960
Osteotech Inc. (1)	112,045	458,264

Palomar Medical Technologies Inc. (1)	65,685	2,771,907
Viasys Healthcare Inc. (1)	134,001	3,650,187
Vital Sign Inc.	23,947	1,355,640

		35,184,301
HEALTH CARE - SERVICES—0.64%
Genesis HealthCare Corp. (1)	126,482	6,024,338
Gentiva Health Services Inc. (1)	174,933	2,875,899
Matria Healthcare Inc. (1)	80,269	2,230,676
RehabCare Group Inc. (1)	50,436	660,712

		11,791,625
HOME BUILDERS—1.12%
Champion Enterprises Inc. (1)	331,119	2,284,721
Coachmen Industries Inc.	97,719	1,056,342
Fleetwood Enterprises Inc. (1)	411,772	2,771,226
M/I Homes Inc.	34,297	1,212,399
Monaco Coach Corp.	172,654	1,923,366
Skyline Corp.	43,969	1,680,055
Standard-Pacific Corp.	415,381	9,761,453

		20,689,562
HOME FURNISHINGS—0.64%
Audiovox Corp. Class A (1)	117,375	1,633,860
Bassett Furniture Industries Inc.	76,248	1,238,268
Ethan Allen Interiors Inc.	124,740	4,323,488
La-Z-Boy Inc. (2)	332,171	4,637,107

		11,832,723
HOUSEHOLD PRODUCTS & WARES—0.54%
Harland (John H.) Co.	57,419	2,092,923
Playtex Products Inc. (1)	205,776	2,757,398
Russ Berrie & Co. Inc. (1)	71,474	1,089,264
Spectrum Brands Inc. (1)	139,255	1,175,312
Standard Register Co. (The)	80,832	1,066,982
WD-40 Co.	49,233	1,756,141

		9,938,020
HOUSEWARES—0.35%
Libbey Inc.	91,021	1,018,525
National Presto Industries Inc.	30,486	1,684,961
Toro Co. (The)	89,716	3,783,324

		6,486,810
INSURANCE—3.28%
Delphi Financial Group Inc. Class A	275,747	10,996,790
Infinity Property & Casualty Corp.	130,517	5,368,164
LandAmerica Financial Group Inc.	109,723	7,218,676
Presidential Life Corp.	138,512	3,098,513
ProAssurance Corp. (1)	97,756	4,817,416
RLI Corp.	51,571	2,619,291
Safety Insurance Group Inc.	91,718	4,462,998
SCPIE Holdings Inc. (1)	64,796	1,525,298
Selective Insurance Group Inc.	187,509	9,864,848
Stewart Information Services Corp.	116,532	4,051,818
United Fire & Casualty Co.	81,393	2,547,601
Zenith National Insurance Corp.	104,848	4,182,387

		60,753,800
INTERNET—0.55%
Blue Coat Systems Inc. (1)	48,838	879,572
InfoSpace Inc. (1)	103,373	1,906,198
Napster Inc. (1)	197,756	844,418

PC-Tel Inc. (1)	143,081	1,502,351
Secure Computing Corp. (1)	255,524	1,617,467
Stamps.com Inc. (1)	29,188	556,323
United Online Inc.	233,620	2,845,492

		10,151,821
IRON & STEEL—2.10%
Carpenter Technology Corp.	164,095	17,641,853
Chaparral Steel Co. (1)	297,302	10,126,106
Cleveland-Cliffs Inc.	133,367	5,082,616
Material Sciences Corp. (1)	82,834	825,027
Ryerson Inc. (2)	168,599	3,690,632
Steel Technologies Inc.	72,849	1,430,026

		38,796,260
LEISURE TIME—0.37%
Arctic Cat Inc.	45,339	752,627
Bally Total Fitness Holding Corp. (1)(2)	1,260	1,903
K2 Inc. (1)	303,411	3,559,011
WMS Industries Inc. (1)	87,677	2,561,045

		6,874,586
LODGING—0.47%
Aztar Corp. (1)	105,545	5,594,940
Marcus Corp.	137,731	3,163,681

		8,758,621
MACHINERY—3.44%
Albany International Corp. Class A	116,155	3,696,052
Applied Industrial Technologies Inc.	243,336	5,937,398
Astec Industries Inc. (1)	119,714	3,022,779
Briggs & Stratton Corp.	329,510	9,078,001
Cognex Corp.	174,974	4,419,843
Gardner Denver Inc. (1)	199,337	6,594,068
Gerber Scientific Inc. (1)	146,972	2,201,641
IDEX Corp.	189,207	8,145,361
JLG Industries Inc.	376,396	7,456,405
Lindsay Manufacturing Co.	39,012	1,121,595
Manitowoc Co. Inc. (The)	194,106	8,694,008
Robbins & Myers Inc.	106,028	3,278,386

		63,645,537
MANUFACTURING—2.69%
Acuity Brands Inc.	281,744	12,791,178
AptarGroup Inc.	134,556	6,846,209
Barnes Group Inc.	251,889	4,423,171
CLARCOR Inc.	190,674	5,813,650
Griffon Corp. (1)(2)	167,202	3,991,112
Lydall Inc. (1)	105,185	936,147
Myers Industries Inc.	173,667	2,952,339
Smith (A.O.) Corp.	145,258	5,727,523
Standex International Corp.	78,507	2,188,775
Sturm, Ruger & Co. Inc. (1)	139,909	1,082,896
Tredegar Corp.	179,965	3,012,614

		49,765,614
MEDIA—0.10%
4Kids Entertainment Inc. (1)	38,490	635,085
Radio One Inc. Class D (1)	197,878	1,236,738

		1,871,823
METAL FABRICATE & HARDWARE—1.93%
Castle (A.M.) & Co.	79,819	2,142,342

Kaydon Corp.	181,403	6,715,539
Lawson Products Inc.	28,619	1,199,708
Mueller Industries Inc.	237,291	8,345,524
NS Group Inc. (1)	97,667	6,304,405
Quanex Corp.	237,889	7,219,931
Valmont Industries Inc.	68,290	3,568,153
Wolverine Tube Inc. (1)(2)	96,733	293,101

		35,788,703
MINING—0.75%
AMCOL International Corp.	70,517	1,756,578
Brush Engineered Materials Inc. (1)	126,694	3,150,880
Century Aluminum Co. (1)	147,410	4,960,347
RTI International Metals Inc. (1)	91,262	3,977,198

		13,845,003
OFFICE & BUSINESS EQUIPMENT—0.15%
Global Imaging Systems Inc. (1)	123,652	2,729,000

		2,729,000
OFFICE FURNISHINGS—0.21%
Interface Inc. Class A (1)	306,835	3,952,035

		3,952,035
OIL & GAS—0.23%
Atwood Oceanics Inc. (1)	93,941	4,224,527

		4,224,527
OIL & GAS SERVICES—3.05%
Dril-Quip Inc. (1)	36,541	2,473,095
Input/Output Inc. (1)(2)	450,285	4,471,330
Lone Star Technologies Inc. (1)	111,457	5,392,290
Lufkin Industries Inc.	95,823	5,070,953
Maverick Tube Corp. (1)	114,382	7,415,385
Oceaneering International Inc. (1)	132,621	4,084,727
SEACOR Holdings Inc. (1)	78,949	6,513,293
Tetra Technologies Inc. (1)	240,479	5,809,973
Veritas DGC Inc. (1)	230,370	15,162,953

		56,393,999
PACKAGING & CONTAINERS—0.10%
Chesapeake Corp.	128,312	1,836,145

		1,836,145
PHARMACEUTICALS—0.52%
Alpharma Inc. Class A	192,751	4,508,446
MGI Pharma Inc. (1)	262,940	4,525,197
Theragenics Corp. (1)	207,067	596,353

		9,629,996
REAL ESTATE INVESTMENT TRUSTS—6.34%
Acadia Realty Trust	203,523	5,189,837
Colonial Properties Trust	295,498	14,127,759
EastGroup Properties Inc.	150,999	7,528,810
Entertainment Properties Trust	170,267	8,397,568
Essex Property Trust Inc.	87,838	10,663,533
Glenborough Realty Trust Inc.	206,612	5,316,127
Kilroy Realty Corp.	131,160	9,881,594
Lexington Corporate Properties Trust	341,166	7,225,896
LTC Properties Inc.	104,454	2,533,010
Mid-America Apartment Communities Inc.	154,478	9,457,143
National Retail Properties Inc.	374,043	8,079,329
New Century Financial Corp.	128,774	5,062,106

Parkway Properties Inc.	91,569	4,257,043
PS Business Parks Inc.	71,977	4,340,213
Senior Housing Properties Trust	411,260	8,776,288
Sovran Self Storage Inc.	115,917	6,439,189

		117,275,445
RETAIL—6.74%
Brown Shoe Co. Inc.	183,486	6,576,138
Casey’s General Store Inc.	324,410	7,224,611
Cash America International Inc.	119,343	4,663,924
Cato Corp. Class A	202,893	4,445,386
Cost Plus Inc. (1)(2)	73,086	874,839
Dress Barn Inc. (1)	137,962	3,010,331
Finish Line Inc. (The) Class A	131,660	1,661,549
Fred’s Inc.	257,492	3,249,549
Group 1 Automotive Inc.	154,174	7,693,283
Hancock Fabrics Inc. (1)	123,279	353,811
Haverty Furniture Companies Inc.	145,788	2,325,319
IHOP Corp.	59,264	2,746,886
Insight Enterprises Inc. (1)	309,995	6,388,997
Jack in the Box Inc. (1)	84,409	4,404,462
Jo-Ann Stores Inc. (1)(2)	156,534	2,617,248
Jos. A. Bank Clothiers Inc. (1)(2)	23,080	691,477
Landry’s Restaurants Inc.	54,900	1,655,235
Lone Star Steakhouse & Saloon Inc.	118,331	3,286,052
Longs Drug Stores Corp.	183,172	8,427,744
MarineMax Inc. (1)	55,188	1,404,535
Men’s Wearhouse Inc. (The)	198,147	7,373,050
O’Charley’s Inc. (1)	149,288	2,831,993
Pep Boys - Manny, Moe & Jack Inc.	347,690	4,467,817
Rare Hospitality International Inc. (1)	78,974	2,413,445
Red Robin Gourmet Burgers Inc. (1)	60,064	2,769,551
Ryan’s Restaurant Group Inc. (1)	272,590	4,326,003
School Specialty Inc. (1)	71,908	2,537,633
Sonic Automotive Inc.	193,269	4,462,581
Stage Stores Inc.	170,582	5,004,876
Steak n Shake Co. (The) (1)	79,933	1,350,068
Stein Mart Inc.	90,025	1,369,280
Triarc Companies Inc. Class B	153,401	2,319,423
Tuesday Morning Corp. (2)	87,465	1,214,014
Zale Corp. (1)	310,006	8,599,566

		124,740,676
SAVINGS & LOANS—1.70%
Anchor BanCorp Wisconsin Inc.	63,313	1,808,219
BankAtlantic Bancorp Inc. Class A	148,071	2,105,570
BankUnited Financial Corp. Class A	124,108	3,235,496
Brookline Bancorp Inc.	394,501	5,424,389
Dime Community Bancshares Inc.	91,109	1,342,036
Downey Financial Corp.	59,036	3,928,255
Fidelity Bankshares Inc.	58,974	2,300,576
FirstFed Financial Corp. (1)(2)	47,089	2,670,888
Franklin Bank Corp. (Texas) (1)	115,070	2,287,592
Harbor Florida Bancshares Inc.	44,429	1,968,649
MAF Bancorp Inc.	108,358	4,474,102

		31,545,772
SEMICONDUCTORS—3.31%
Actel Corp. (1)	167,913	2,611,047
ATMI Inc. (1)	148,026	4,303,116
Axcelis Technologies Inc. (1)	652,018	4,603,247
Brooks Automation Inc. (1)	485,014	6,329,433
Cohu Inc.	96,340	1,717,742

Diodes Inc. (1)	27,337	1,180,138
DSP Group Inc. (1)	74,235	1,696,270
Exar Corp. (1)	232,101	3,084,622
Kopin Corp. (1)	224,154	750,916
Kulicke & Soffa Industries Inc. (1)	367,745	3,250,866
Microsemi Corp. (1)	238,145	4,489,033
Pericom Semiconductor Corp. (1)	170,565	1,663,009
Photronics Inc. (1)	268,764	3,797,635
Rudolph Technologies Inc. (1)	101,869	1,867,259
Skyworks Solutions Inc. (1)	1,036,807	5,381,028
Standard Microsystems Corp. (1)	82,665	2,349,339
Supertex Inc. (1)	45,795	1,780,052
Ultratech Inc. (1)	102,424	1,364,288
Varian Semiconductor Equipment Associates Inc. (1)	173,639	6,372,551
Veeco Instruments Inc. (1)	137,118	2,762,928

		61,354,519
SOFTWARE—2.86%
Altiris Inc. (1)	56,992	1,201,961
Avid Technology Inc. (1)(2)	176,587	6,431,299
Captaris Inc. (1)	182,457	1,069,198
Digi International Inc. (1)	157,443	2,125,481
Epicor Software Corp. (1)	221,260	2,900,719
FileNET Corp. (1)	150,271	5,233,939
Hyperion Solutions Corp. (1)	174,173	6,005,485
Inter-Tel Inc.	72,813	1,572,761
JDA Software Group Inc. (1)	107,744	1,661,412
Keane Inc. (1)	285,523	4,114,386
MapInfo Corp. (1)	137,984	1,770,335
Open Solutions Inc. (1)(2)	42,069	1,212,008
Phoenix Technologies Ltd. (1)	164,674	708,098
Progress Software Corp. (1)	108,570	2,822,820
SPSS Inc. (1)	83,621	2,084,672
THQ Inc. (1)(2)	413,705	12,067,775

		52,982,349
STORAGE & WAREHOUSING—0.13%
Mobile Mini Inc. (1)	82,100	2,332,461

		2,332,461
TELECOMMUNICATIONS—2.21%
Adaptec Inc. (1)	742,243	3,273,292
Aeroflex Inc. (1)	295,485	3,037,586
Anixter International Inc.	216,465	12,223,779
Applied Signal Technology Inc.	76,604	1,136,803
Black Box Corp.	70,516	2,744,483
C-COR Inc. (1)	310,036	2,660,109
Commonwealth Telephone Enterprises Inc.	59,692	2,461,101
Ditech Networks Inc. (1)	210,447	1,622,546
General Communication Inc. Class A (1)	102,222	1,266,531
Harmonic Inc. (1)	331,541	2,436,826
NETGEAR Inc. (1)	79,864	1,644,400
Network Equipment Technologies Inc. (1)	160,371	660,729
Novatel Wireless Inc. (1)	108,592	1,045,741
Symmetricom Inc. (1)(2)	296,120	2,389,688
Tollgrade Communications Inc. (1)	86,069	770,318
Viasat Inc. (1)	58,159	1,458,628

		40,832,560
TEXTILES—0.22%
Angelica Corp.	61,533	1,046,676
G&K Services Inc. Class A	80,858	2,945,657

		3,992,333

TOYS, GAMES & HOBBIES—0.27%
JAKKS Pacific Inc. (1)	177,523	3,165,235
Lenox Group Inc. (1)	91,496	553,551
RC2 Corp. (1)	37,912	1,271,189

		4,989,975
TRANSPORTATION—2.37%
Arkansas Best Corp.	161,940	6,968,278
Bristow Group Inc. (1)	86,051	2,960,154
EGL Inc. (1)	204,074	7,436,457
Hub Group Inc. Class A (1)	268,589	6,118,457
Kansas City Southern Industries Inc. (1)(2)	486,598	13,288,991
Kirby Corp. (1)	136,545	4,277,955
Old Dominion Freight Line Inc. (1)	95,478	2,867,204

		43,917,496
WATER—0.23%
American States Water Co.	109,265	4,179,386

		4,179,386

TOTAL COMMON STOCKS (Cost: $1,759,155,932)		1,848,246,038

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.90%
CERTIFICATES OF DEPOSIT (3)—0.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$288,843	288,843
Societe Generale
5.33%, 12/08/06	412,634	412,634
Washington Mutual Bank
5.36%, 11/13/06	1,031,585	1,031,585
Wells Fargo Bank N.A.
4.78%, 12/05/06	330,107	330,107

		2,063,169
COMMERCIAL PAPER (3)—0.35%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	223,557	221,159
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	103,159	102,689
Atlantis One Funding
5.30%, 11/14/06 (4)	566,167	562,583
Beta Finance Inc.
5.27%, 01/25/07 (4)	82,527	81,139
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	130,269	128,874
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	209,173	207,848
CC USA Inc.
5.03%, 10/24/06 (4)	82,527	82,273
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	474,529	471,742
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	247,580	245,606
Curzon Funding LLC
5.29%, 11/17/06 (4)	412,634	409,845

Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	304,408	301,319
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	412,634	410,508
Five Finance Inc.
5.19%, 12/01/06 (4)	185,685	184,079
Galleon Capital Corp.
5.27%, 12/18/06 (4)	57,695	57,044
General Electric Capital Services Inc.
5.22%, 12/11/06	41,263	40,845
Giro Funding US Corp.
5.34%, 10/10/06 (4)	206,317	206,072
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	198,064	197,307
HBOS Treasury Services PLC
5.27%, 12/15/06	82,527	81,634
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	825,268	823,082
Landale Funding LLC
5.31%, 11/15/06 (4)	321,855	319,768
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	225,389	223,961
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	266,149	264,428
Nationwide Building Society
5.27%, 12/15/06	144,422	142,857
Nestle Capital Corp.
5.19%, 08/09/07	247,581	236,480
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	219,851	216,330
Sydney Capital Corp.
5.27%, 12/08/06 (4)	9,841	9,745
Tulip Funding Corp.
5.29%, 11/15/06 (4)	217,632	216,224
White Pine Finance LLC
5.12%, 10/27/06 (4)	77,988	77,711

		6,523,152
MEDIUM-TERM NOTES (3)—0.09%
Bank of America N.A.
5.28%, 04/20/07	103,159	103,159
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	309,476	309,476
K2 USA LLC
5.39%, 06/04/07 (4)	309,476	309,476
Marshall & Ilsley Bank
5.18%, 12/15/06	412,634	412,922
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	482,782	482,782
US Bank N.A.
2.85%, 11/15/06	82,527	82,344

		1,700,159
MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%, (5)(6)	5,507,414	5,507,414

		5,507,414

REPURCHASE AGREEMENTS (3)—0.56%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $825,641 (collateralized by non-U.S. Government debt securities, value $850,485, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$825,268	825,268
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $619,227 (collateralized by non-U.S. Government debt securities, value $681,217, 0.31% to 5.25%, 6/1/35 to 8/25/36).	618,951	618,951
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $619,232 (collateralized by non-U.S. Government debt securities, value $681,217, 0.31% to 5.25%, 6/1/35 to 8/25/36).	618,951	618,951
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $41,282 (collateralized by non-U.S. Government debt securities, value $42,524, 5.75%, 3/15/2016).	41,263	41,263
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,444,873 (collateralized by non-U.S. Government debt securities, value $1,517,249, 5.87%, 6/25/36).	1,444,219	1,444,219
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $454,106 (collateralized by non-U.S. Government debt securities, value $504,444, 0.00% to 10.00%, 5/27/33 to 9/29/36).	453,898	453,898
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $247,695 (collateralized by non-U.S. Government debt securities, value $271,624, 0.00% to 10.00%, 5/27/33 to 9/29/36).	247,580	247,580
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $825,641 (collateralized by non-U.S. Government debt securities, value $866,999, 0.00% to 9.00%, 5/1/17 to 2/25/46).	825,268	825,268
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $619,231 (collateralized by non-U.S. Government debt securities, value $854,614, 0.00% to 8.33%, 10/27/06 to 3/25/37).	618,951	618,951
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $495,389 (collateralized by non-U.S. Government debt securities, value $520,200, 0.00% to 10.00%, 10/1/06 to 9/30/36).	495,161	495,161
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $103,206 (collateralized by non-U.S. Government debt securities, value $108,389, 6.50% to 7.63%, 2/1/07 to 6/1/16).	103,159	103,159
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $825,641 (collateralized by non-U.S. Government debt securities, value $867,019, 0.79% to 9.08%, 8/5/18 to 12/20/54).	825,268	825,268

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $825,641 (collateralized by non-U.S. Government debt securities, value $850,496, 4.85% to 8.60%, 5/1/09 to 12/1/25).	825,268	825,268
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $412,821 (collateralized by non-U.S. Government debt securities, value $450,889, 4.69% to 6.41%, 12/17/19 to 6/25/45).	412,634	412,634
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $557,313 (collateralized by non-U.S. Government debt securities, value $586,504, 0.00% to 10.00%, 10/1/06 to 9/30/36).	557,056	557,056
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $299,902 (collateralized by non-U.S. Government debt securities, value $312,774, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	288,844	288,844
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,073,336 (collateralized by non-U.S. Government debt securities, value $1,127,099, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,072,849	1,072,849

		10,274,588
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	74,154	74,154

		74,154
VARIABLE & FLOATING RATE NOTES (3)—1.49%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	1,056,344	1,056,477
American Express Bank
5.29%, 02/28/07	412,634	412,633
American Express Centurion Bank
5.42%, 07/19/07	453,898	454,314
American Express Credit Corp.
5.43%, 07/05/07	123,790	123,852
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	78,400	78,400
ASIF Global Financing
5.51%, 05/03/07 (4)	41,263	41,277
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	268,212	268,212
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 8/20/07 (4)	598,320	598,342
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	1,052,217	1,052,266
BMW US Capital LLC
5.33%, 10/15/07 (4)	412,634	412,634
BNP Paribas
5.36%, 05/18/07 (4)	763,373	763,373
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	301,223	301,223
CC USA Inc.
5.48%, 07/30/07 (4)	206,317	206,341
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	103,159	103,159

Credit Agricole SA
5.48%, 07/23/07	412,634	412,634
Credit Suisse First Boston NY
5.51%, 04/24/07	206,317	206,325
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	103,159	103,159
DEPFA Bank PLC
5.43%, 09/14/07	412,634	412,634
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	474,529	474,557
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	412,634	412,634
Fifth Third Bancorp
5.31%, 09/21/07 (4)	825,268	825,268
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	412,634	412,605
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	433,266	433,357
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,444,220	1,444,220
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	330,107	330,152
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	618,951	619,038
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	412,634	412,634
Holmes Financing PLC
5.30%, 07/16/07 (4)	722,110	722,110
JP Morgan Chase & Co.
5.30%, 08/02/07	309,476	309,476
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	309,476	309,464
Kestrel Funding LLC
5.31%, 07/11/07 (4)	165,054	165,040
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	247,581	247,580
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	430,335	430,335
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	515,793	515,705
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	453,898	453,870
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	181,818	181,818
Marshall & Ilsley Bank
5.31%, 10/15/07	226,949	226,949
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	618,951	618,951
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	41,263	41,263
Monumental Global Funding II
5.38%, 12/27/06 (4)	82,527	82,533
Mound Financing PLC
5.30%, 05/08/07 (4)	387,876	387,876
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	1,237,903	1,237,885
National City Bank of Indiana
5.37%, 05/21/07	206,317	206,328
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,361,693	1,361,980
Newcastle Ltd.
5.35%, 04/24/07 (4)	145,454	145,429
Northern Rock PLC
5.37%, 08/03/07 (4)	495,161	495,172

Northlake CDO I
5.46%, 09/06/07 (4)	123,790	123,790
Principal Life Global Funding I
5.83%, 02/08/07	185,685	185,992
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	598,320	598,307
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	412,634	412,634
Strips III LLC
5.38%, 07/24/07 (4)	97,509	97,509
SunTrust Bank
5.30%, 05/01/07	412,634	412,649
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	1,006,827	1,006,748
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	577,688	577,688
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	574,657	574,657
Wachovia Bank N.A.
5.43%, 05/22/07	825,268	825,268
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	309,476	309,640
Wells Fargo & Co.
5.34%, 09/14/07 (4)	206,317	206,329
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	309,476	309,475
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	1,237,902	1,237,673
Wind Master Trust
5.32%, 07/25/07 (4)	165,054	165,054

		27,554,897

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,697,533)		53,697,533

TOTAL INVESTMENTS IN SECURITIES — 102.77% (Cost: $1,812,853,465)		1,901,943,571
Other Assets, Less Liabilities — (2.77)%		(51,230,126)

NET ASSETS — 100.00%		$1,850,713,445

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.90%
ADVERTISING—0.18%
ADVO Inc.	371	$10,381
Catalina Marketing Corp.	456	12,540
Harte-Hanks Inc.	668	17,602
Interpublic Group of Companies Inc. (1)	5,100	50,490
inVentiv Health Inc. (1)	334	10,698
Omnicom Group Inc.	1,992	186,451

		288,162
AEROSPACE & DEFENSE—1.97%
AAR Corp. (1)	430	10,251
Alliant Techsystems Inc. (1)	412	33,397
Armor Holdings Inc. (1)	344	19,722
Boeing Co. (The)	9,330	735,670
Curtiss-Wright Corp.	521	15,812
DRS Technologies Inc.	467	20,394
EDO Corp.	170	3,890
Esterline Technologies Corp. (1)	304	10,263
GenCorp Inc. (1)	681	8,744
General Dynamics Corp.	4,715	337,924
Goodrich Corp.	1,427	57,822
Kaman Corp.	304	5,475
L-3 Communications Holdings Inc.	1,418	111,072
Lockheed Martin Corp.	4,143	356,547
Moog Inc. Class A (1)	448	15,528
Northrop Grumman Corp.	4,015	273,301
Raytheon Co.	5,207	249,988
Rockwell Collins Inc.	1,994	109,351
Sequa Corp. Class A (1)	83	7,790
Teledyne Technologies Inc. (1)	398	15,761
Triumph Group Inc.	192	8,131
United Technologies Corp.	11,822	748,924

		3,155,757
AGRICULTURE—1.70%
Alliance One International Inc. (1)	996	4,084
Altria Group Inc.	24,526	1,877,465
Archer-Daniels-Midland Co.	7,642	289,479
Delta & Pine Land Co.	425	17,212
Monsanto Co.	6,318	297,009
Reynolds American Inc.	2,000	123,940
Universal Corp.	313	11,434
UST Inc.	1,891	103,684

		2,724,307
AIRLINES—0.14%
AirTran Holdings Inc. (1)	1,048	10,396
Alaska Air Group Inc. (1)	442	16,814
Frontier Airlines Holdings Inc. (1)	423	3,490

JetBlue Airways Corp. (1) (2)	1,827	16,936
Mesa Air Group Inc. (1)	428	3,321
SkyWest Inc.	745	18,267
Southwest Airlines Co.	9,054	150,840

		220,064
APPAREL—0.46%
Ashworth Inc. (1)	200	1,370
Coach Inc. (1)	4,354	149,778
Crocs Inc. (1)	390	13,240
Deckers Outdoor Corp. (1)	127	6,010
Gymboree Corp. (1)	398	16,788
Hanesbrands Inc. (1)	1,106	24,896
Jones Apparel Group Inc.	1,320	42,821
Kellwood Co.	299	8,620
K-Swiss Inc. Class A	323	9,709
Liz Claiborne Inc.	1,215	48,005
Nike Inc. Class B	2,217	194,254
Oxford Industries Inc.	178	7,638
Phillips-Van Heusen Corp.	588	24,561
Polo Ralph Lauren Corp.	700	45,283
Quiksilver Inc. (1)	1,406	17,083
Skechers U.S.A. Inc. Class A (1)	295	6,935
Stride Rite Corp.	428	5,975
Timberland Co. Class A (1)	619	17,809
VF Corp.	1,020	74,409
Wolverine World Wide Inc.	674	19,081

		734,265
AUTO MANUFACTURERS—0.40%
A.S.V. Inc. (1) (2)	212	3,161
Ford Motor Co.	21,870	176,928
General Motors Corp.	6,585	219,017
Navistar International Corp. (1)	738	19,055
Oshkosh Truck Corp.	853	43,051
PACCAR Inc.	2,920	166,498
Wabash National Corp.	369	5,052

		632,762
AUTO PARTS & EQUIPMENT—0.18%
ArvinMeritor Inc.	853	12,147
Bandag Inc.	151	6,197
BorgWarner Inc.	667	38,132
Goodyear Tire & Rubber Co. (The) (1)	2,069	30,000
Johnson Controls Inc.	2,275	163,208
Keystone Automotive Industries Inc. (1)	190	7,224
Lear Corp.	804	16,643
Modine Manufacturing Co.	425	10,340
Standard Motor Products Inc.	132	1,583
Superior Industries International Inc. (2)	302	5,071

		290,545
BANKS—6.67%
AmSouth Bancorp	4,033	117,118
Associated Bancorp	1,540	50,050
Bank Mutual Corp.	725	8,794
Bank of America Corp.	53,005	2,839,478
Bank of Hawaii Corp.	590	28,414
Bank of New York Co. Inc. (The)	8,992	317,058
BB&T Corp.	6,341	277,609
Boston Private Financial Holdings Inc.	401	11,180
Cathay General Bancorp	605	21,840
Central Pacific Financial Corp.	360	13,169

Chittenden Corp.	568	16,296
City National Corp.	482	32,323
Colonial BancGroup Inc. (The)	1,783	43,683
Comerica Inc.	1,884	107,237
Commerce Bancorp Inc.	2,141	78,596
Community Bank System Inc.	370	8,199
Compass Bancshares Inc.	1,511	86,097
Cullen/Frost Bankers Inc.	604	34,923
East West Bancorp Inc.	697	27,608
Fifth Third Bancorp	6,485	246,949
First BanCorp (Puerto Rico)	1,020	11,281
First Commonwealth Financial Corp.	815	10,619
First Horizon National Corp.	1,456	55,343
First Indiana Corp.	138	3,589
First Midwest Bancorp Inc.	570	21,597
First Republic Bank	273	11,619
FirstMerit Corp.	922	21,363
Fremont General Corp.	784	10,968
Glacier Bancorp Inc.	380	12,985
Greater Bay Bancorp	603	17,011
Hanmi Financial Corp.	479	9,388
Huntington Bancshares Inc.	2,878	68,871
Independent Bank Corp. (Michigan)	231	5,609
Investors Financial Services Corp.	779	33,559
Irwin Financial Corp.	227	4,440
KeyCorp	4,718	176,642
M&T Bank Corp.	918	110,123
Marshall & Ilsley Corp.	2,925	140,927
Mellon Financial Corp.	4,826	188,697
Mercantile Bankshares Corp.	1,424	51,648
Nara Bancorp Inc.	278	5,085
National City Corp.	7,017	256,822
North Fork Bancorp Inc.	5,431	155,544
Northern Trust Corp.	2,160	126,209
PNC Financial Services Group	3,457	250,425
PrivateBancorp Inc.	216	9,876
Prosperity Bancshares Inc.	296	10,076
Provident Bankshares Corp.	383	14,190
Regions Financial Corp.	5,312	195,428
Republic Bancorp Inc.	861	11,477
South Financial Group Inc. (The)	901	23,453
State Street Corp.	3,872	241,613
Sterling Bancorp	218	4,286
Sterling Bancshares Inc.	540	10,935
Sterling Financial Corp. (Washington)	421	13,653
SunTrust Banks Inc.	4,247	328,208
Susquehanna Bancshares Inc.	569	13,906
SVB Financial Group (1)	424	18,927
Synovus Financial Corp.	3,772	110,784
TCF Financial Corp.	1,300	34,177
Texas Regional Bancshares Inc. Class A	544	20,917
TrustCo Bank Corp. NY	908	9,843
U.S. Bancorp	20,772	690,046
UCBH Holdings Inc.	1,086	18,962
Umpqua Holdings Corp.	652	18,647
United Bancshares Inc.	442	16,451
Wachovia Corp.	19,157	1,068,961
Webster Financial Corp.	621	29,255
Wells Fargo & Co.	39,424	1,426,360
Westamerica Bancorp	352	17,780
Whitney Holding Corp.	770	27,543
Wilmington Trust Corp.	789	35,150
Wilshire Bancorp Inc.	163	3,104

Wintrust Financial Corp.	295	14,794
Zions Bancorporation	1,241	99,044

		10,664,831
BEVERAGES—1.93%
Anheuser-Busch Companies Inc.	9,031	429,063
Brown-Forman Corp. Class B	952	72,971
Coca-Cola Co. (The)	23,903	1,067,986
Coca-Cola Enterprises Inc.	3,345	69,676
Constellation Brands Inc. (1)	2,373	68,295
Hansen Natural Corp. (1)	616	20,008
Molson Coors Brewing Co. Class B	417	28,731
Peet’s Coffee & Tea Inc. (1)	192	4,802
Pepsi Bottling Group Inc.	1,563	55,486
PepsiAmericas Inc.	675	14,404
PepsiCo Inc.	19,330	1,261,476

		3,092,898
BIOTECHNOLOGY—1.08%
Affymetrix Inc. (1)	806	17,377
Amgen Inc. (1)	13,732	982,250
ArQule Inc. (1)	398	1,676
Biogen Idec Inc. (1)	4,004	178,899
Cambrex Corp.	313	6,482
Charles River Laboratories International Inc. (1)	829	35,987
CryoLife Inc. (1)	274	1,767
Enzo Biochem Inc. (1)	318	3,876
Genzyme Corp. (1)	3,041	205,176
Integra LifeSciences Holdings Corp. (1)	199	7,459
Invitrogen Corp. (1)	611	38,744
Martek Biosciences Corp. (1) (2)	389	8,367
MedImmune Inc. (1)	2,887	84,329
Millennium Pharmaceuticals Inc. (1)	3,626	36,079
Millipore Corp. (1)	621	38,067
PDL BioPharma Inc. (1)	1,303	25,018
Regeneron Pharmaceuticals Inc. (1)	559	8,771
Savient Pharmaceuticals Inc. (1)	842	5,481
Vertex Pharmaceuticals Inc. (1)	1,300	43,745

		1,729,550
BUILDING MATERIALS—0.23%
American Standard Companies Inc.	2,060	86,458
Apogee Enterprises Inc.	368	5,597
Drew Industries Inc. (1)	182	4,597
ElkCorp	211	5,729
Florida Rock Industries Inc.	535	20,710
Lennox International Inc.	668	15,297
Martin Marietta Materials Inc.	531	44,933
Masco Corp.	4,640	127,229
NCI Building Systems Inc. (1)	251	14,601
Simpson Manufacturing Co. Inc. (2)	429	11,596
Texas Industries Inc.	274	14,264
Universal Forest Products Inc.	198	9,712

		360,723
CHEMICALS—1.46%
Air Products & Chemicals Inc.	2,609	173,159
Airgas Inc.	835	30,202
Albemarle Corp.	443	24,068
Arch Chemicals Inc.	304	8,649
Ashland Inc.	780	49,748
Cabot Corp.	748	27,826
Chemtura Corp.	2,808	24,345

Cytec Industries Inc.	467	25,961
Dow Chemical Co. (The)	11,237	438,018
Du Pont (E.I.) de Nemours and Co.	10,762	461,044
Eastman Chemical Co.	941	50,833
Ecolab Inc.	2,108	90,265
Ferro Corp.	511	9,086
FMC Corp.	455	29,152
Fuller (H.B.) Co.	714	16,736
Georgia Gulf Corp.	422	11,571
Hercules Inc. (1)	1,383	21,810
International Flavors & Fragrances Inc.	907	35,863
Lubrizol Corp.	785	35,898
Lyondell Chemical Co.	2,370	60,127
MacDermid Inc.	297	9,688
Minerals Technologies Inc.	238	12,709
Olin Corp.	842	12,933
OM Group Inc. (1)	357	15,687
OMNOVA Solutions Inc. (1)	453	1,894
Penford Corp.	134	2,029
PolyOne Corp. (1)	1,123	9,355
PPG Industries Inc.	1,930	129,464
Praxair Inc.	3,772	223,152
Quaker Chemical Corp.	134	2,606
Rohm & Haas Co.	1,689	79,974
RPM International Inc.	1,341	25,466
Schulman (A.) Inc.	369	8,675
Sensient Technologies Corp.	570	11,155
Sherwin-Williams Co. (The)	1,301	72,570
Sigma-Aldrich Corp.	775	58,644
Tronox Inc. Class B	438	5,593
Valspar Corp. (The)	1,179	31,361
Wellman Inc.	160	638

		2,337,954
COAL—0.16%
Arch Coal Inc.	1,651	47,730
CONSOL Energy Inc.	2,125	67,426
Massey Energy Co.	972	20,354
Peabody Energy Corp.	3,076	113,135

		248,645
COMMERCIAL SERVICES—1.03%
Aaron Rents Inc.	559	12,846
ABM Industries Inc.	482	9,042
ADESA Inc.	1,078	24,913
Administaff Inc.	273	9,200
Alliance Data Systems Corp. (1)	779	42,993
Apollo Group Inc. Class A (1)	1,625	80,015
Arbitron Inc.	360	13,324
Avis Budget Group Inc.	1,166	21,326
Bankrate Inc. (1)	114	3,028
Banta Corp.	286	13,614
Block (H & R) Inc.	3,832	83,308
Bowne & Co. Inc.	382	5,455
Career Education Corp. (1)	1,142	25,695
CDI Corp.	162	3,355
Central Parking Corp.	237	3,910
Chemed Corp.	304	9,807
ChoicePoint Inc. (1)	1,022	36,588
Coinstar Inc. (1)	304	8,749
Consolidated Graphics Inc. (1)	138	8,303
Convergys Corp. (1)	1,641	33,887
Corinthian Colleges Inc. (1)	1,042	11,264

Corporate Executive Board Co. (The)	463	41,628
CPI Corp.	90	4,369
Cross Country Healthcare Inc. (1)	266	4,522
Deluxe Corp.	550	9,405
DeVry Inc. (1)	724	15,399
Donnelley (R.R.) & Sons Co.	2,500	82,400
Equifax Inc.	1,494	54,845
Gartner Inc. (1)	728	12,806
Gevity HR Inc.	334	7,609
Healthcare Services Group Inc.	318	8,001
Heidrick & Struggles International Inc. (1)	233	8,388
Hooper Holmes Inc.	759	2,558
ITT Educational Services Inc. (1)	428	28,376
Kelly Services Inc. Class A	226	6,195
Kendle International Inc. (1)	142	4,547
Korn/Ferry International (1)	479	10,030
Labor Ready Inc. (1)	645	10,275
Laureate Education Inc. (1)	589	28,190
Live Nation Inc. (1)	762	15,560
Manpower Inc.	1,017	62,312
MAXIMUS Inc.	224	5,846
McKesson Corp.	3,542	186,734
Midas Inc. (1)	135	2,792
Monster Worldwide Inc. (1)	1,488	53,851
Moody’s Corp.	2,810	183,718
MPS Group Inc. (1)	1,185	17,905
Navigant Consulting Inc. (1)	613	12,297
NCO Group Inc. (1)	395	10,357
On Assignment Inc. (1)	368	3,610
PAREXEL International Corp. (1)	308	10,192
Pharmaceutical Product Development Inc.	1,162	41,472
PharmaNet Development Group Inc. (1)	191	3,711
Pre-Paid Legal Services Inc. (2)	131	5,197
Quanta Services Inc. (1)	1,423	23,992
Rent-A-Center Inc. (1)	840	24,604
Rewards Network Inc. (1)	334	1,627
Robert Half International Inc.	1,982	67,329
Rollins Inc.	374	7,895
Sotheby’s Holdings Inc. Class A	581	18,731
Spherion Corp. (1)	729	5,212
StarTek Inc.	171	2,132
United Rentals Inc. (1)	797	18,530
Universal Technical Institute Inc. (1)	277	4,956
Valassis Communications Inc. (1)	558	9,849
Vertrue Inc. (1)	134	5,269
Viad Corp.	274	9,702
Volt Information Sciences Inc. (1)	109	3,875
Watson Wyatt Worldwide Inc.	494	20,214

		1,639,636
COMPUTERS—3.74%
Affiliated Computer Services Inc. Class A (1)	1,378	71,463
Agilysys Inc.	389	5,462
Apple Computer Inc. (1)	9,944	765,986
BISYS Group Inc. (The) (1)	1,404	15,247
CACI International Inc. Class A (1)	367	20,189
Cadence Design Systems Inc. (1)	3,276	55,561
Carreker Corp. (1)	334	2,051
Catapult Communications Corp. (1)	170	1,421
Ceridian Corp. (1)	1,678	37,520
CIBER Inc. (1)	756	5,012
Cognizant Technology Solutions Corp. (1)	1,640	121,458
Computer Sciences Corp. (1)	2,062	101,285

Dell Inc. (1)	26,521	605,740
Diebold Inc.	794	34,563
DST Systems Inc. (1)	726	44,772
Electronic Data Systems Corp.	6,040	148,101
EMC Corp. (1)	27,114	324,826
FactSet Research Systems Inc.	395	19,185
Henry (Jack) & Associates Inc.	895	19,484
Hewlett-Packard Co.	32,119	1,178,446
Hutchinson Technology Inc. (1)	318	6,688
Imation Corp.	422	16,943
International Business Machines Corp.	17,838	1,461,646
Komag Inc. (1)	361	11,538
Kronos Inc. (1)	389	13,261
Lexmark International Inc. (1)	1,216	70,115
Manhattan Associates Inc. (1)	316	7,628
McDATA Corp. Class A (1)	1,678	8,440
Mentor Graphics Corp. (1)	966	13,601
Mercury Computer Systems Inc. (1)	251	2,974
MICROS Systems Inc. (1)	470	22,992
MTS Systems Corp.	227	7,341
NCR Corp. (1)	2,105	83,105
Network Appliance Inc. (1)	4,360	161,364
Palm Inc. (1)	1,067	15,536
Radiant Systems Inc. (1)	279	3,370
RadiSys Corp. (1)	222	4,717
Reynolds & Reynolds Co. (The) Class A	599	23,666
SanDisk Corp. (1)	2,271	121,589
SRA International Inc. Class A (1)	442	13,287
Sun Microsystems Inc. (1)	40,849	203,020
Sykes Enterprises Inc. (1)	336	6,838
Synaptics Inc. (1)	308	7,506
Synopsys Inc. (1)	1,640	32,341
TALX Corp.	386	9,465
Unisys Corp. (1)	3,913	22,148
Western Digital Corp. (1)	2,535	45,883

		5,974,774
COSMETICS & PERSONAL CARE—1.84%
Alberto-Culver Co.	888	44,924
Avon Products Inc.	5,246	160,842
Colgate-Palmolive Co.	6,018	373,718
Estee Lauder Companies Inc. (The) Class A	1,445	58,277
Procter & Gamble Co.	37,192	2,305,160

		2,942,921
DISTRIBUTION & WHOLESALE—0.25%
Bell Microproducts Inc. (1)	368	1,910
Brightpoint Inc. (1)	595	8,461
Building Materials Holding Corp.	328	8,535
CDW Corp.	725	44,718
Fastenal Co.	1,432	55,232
Genuine Parts Co.	2,000	86,260
Grainger (W.W.) Inc.	886	59,380
Ingram Micro Inc. Class A (1)	1,476	28,280
LKQ Corp. (1)	538	11,820
Owens & Minor Inc.	483	15,886
Pool Corp.	626	24,101
ScanSource Inc. (1)	292	8,856
Tech Data Corp. (1)	640	23,379
United Stationers Inc. (1)	367	17,069
Watsco Inc.	274	12,607

		406,494

DIVERSIFIED FINANCIAL SERVICES—7.79%
American Express Co.	14,104	790,952
AmeriCredit Corp. (1)	1,490	37,235
Ameriprise Financial Inc.	2,856	133,946
Bear Stearns Companies Inc. (The)	1,409	197,401
Capital One Financial Corp.	3,556	279,715
Chicago Mercantile Exchange Holdings Inc.	411	196,561
CIT Group Inc.	2,313	112,481
Citigroup Inc.	57,900	2,875,893
Countrywide Financial Corp.	7,102	248,854
E*TRADE Financial Corp. (1)	4,982	119,169
Eaton Vance Corp.	1,488	42,944
Edwards (A.G.) Inc.	873	46,513
Federal Home Loan Mortgage Corp.	8,071	535,349
Federal National Mortgage Association	11,310	632,342
Federated Investors Inc. Class B	993	33,573
Financial Federal Corp.	325	8,710
Franklin Resources Inc.	1,929	203,992
Goldman Sachs Group Inc. (The)	5,046	853,632
IndyMac Bancorp Inc.	752	30,952
Investment Technology Group Inc. (1)	510	22,822
Janus Capital Group Inc.	2,483	48,965
Jefferies Group Inc.	1,192	33,972
JP Morgan Chase & Co.	40,665	1,909,628
LaBranche & Co. Inc. (1)	725	7,518
Legg Mason Inc.	1,545	155,829
Lehman Brothers Holdings Inc.	6,262	462,511
Merrill Lynch & Co. Inc.	10,405	813,879
Morgan Stanley	12,536	914,000
Piper Jaffray Companies (1)	247	14,973
Portfolio Recovery Associates Inc. (1)	190	8,335
Raymond James Financial Inc.	1,042	30,468
Rowe (T.) Price Group Inc.	3,088	147,761
Schwab (Charles) Corp. (The)	12,007	214,925
SLM Corp.	4,793	249,140
SWS Group Inc.	200	4,978
TradeStation Group Inc. (1)	268	4,039
Waddell & Reed Financial Inc. Class A	970	24,007
World Acceptance Corp. (1)	222	9,764

		12,457,728
ELECTRIC—3.28%
AES Corp. (The) (1)	7,693	156,860
Allegheny Energy Inc. (1)	1,887	75,801
ALLETE Inc.	362	15,729
Alliant Energy Corp.	1,372	49,022
Ameren Corp.	2,390	126,168
American Electric Power Co. Inc.	4,587	166,829
Aquila Inc. (1)	4,492	19,450
Avista Corp.	594	14,066
Black Hills Corp.	397	13,343
CenterPoint Energy Inc.	3,640	52,125
Central Vermont Public Service Corp.	141	3,118
CH Energy Group Inc.	160	8,235
Cleco Corp.	640	16,154
CMS Energy Corp. (1)	2,573	37,154
Consolidated Edison Inc.	2,862	132,224
Constellation Energy Group Inc.	2,082	123,254
Dominion Resources Inc.	4,104	313,915
DPL Inc.	1,428	38,727
DTE Energy Co.	2,056	85,345
Duke Energy Corp.	14,607	441,131
Duquesne Light Holdings Inc.	950	18,677

Dynegy Inc. Class A (1)	4,214	23,346
Edison International	3,798	158,149
El Paso Electric Co. (1)	585	13,069
Energy East Corp.	1,695	40,205
Entergy Corp.	2,421	189,395
Exelon Corp.	7,809	472,757
FirstEnergy Corp.	3,854	215,284
FPL Group Inc.	4,720	212,400
Great Plains Energy Inc.	930	28,849
Green Mountain Power Corp.	60	2,002
Hawaiian Electric Industries Inc.	919	24,868
IDACORP Inc.	512	19,359
MDU Resources Group Inc.	2,107	47,070
Northeast Utilities	1,777	41,351
NSTAR	1,249	41,667
OGE Energy Corp.	1,046	37,771
Pepco Holdings Inc.	2,189	52,908
PG&E Corp.	4,046	168,516
Pinnacle West Capital Corp.	1,144	51,537
PNM Resources Inc.	836	23,049
PPL Corp.	4,433	145,846
Progress Energy Inc.	2,943	133,553
Public Service Enterprise Group Inc.	2,933	179,470
Puget Energy Inc.	1,342	30,504
SCANA Corp.	1,341	54,002
Sierra Pacific Resources Corp. (1)	2,547	36,524
Southern Co. (The)	8,650	298,079
TECO Energy Inc.	2,385	37,325
TXU Corp.	5,392	337,108
UIL Holdings Corp.	253	9,487
UniSource Energy Corp.	423	14,099
Westar Energy Inc.	1,009	23,722
Wisconsin Energy Corp.	1,352	58,325
WPS Resources Corp.	505	25,063
Xcel Energy Inc.	4,721	97,489

		5,251,475
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Advanced Energy Industries Inc. (1)	370	6,305
American Power Conversion Corp.	1,978	43,437
AMETEK Inc.	816	35,537
Belden CDT Inc.	517	19,765
C&D Technologies Inc.	304	2,158
Emerson Electric Co.	4,791	401,773
Energizer Holdings Inc. (1)	708	50,969
Greatbatch Inc. (1)	251	5,678
Hubbell Inc. Class B	697	33,386
Intermagnetics General Corp. (1)	462	12,497
Littelfuse Inc. (1)	275	9,542
Magnetek Inc. (1)	398	1,377
Molex Inc.	1,647	64,184
Vicor Corp.	250	2,885

		689,493
ELECTRONICS—0.78%
Agilent Technologies Inc. (1)	4,858	158,808
Amphenol Corp. Class A	1,046	64,779
Analogic Corp.	164	8,416
Applera Corp. - Applied Biosystems Group	2,148	71,120
Arrow Electronics Inc. (1)	1,396	38,292
Avnet Inc. (1)	1,619	31,765
Bel Fuse Inc. Class B	134	4,300
Benchmark Electronics Inc. (1)	763	20,509

Brady Corp. Class A	624	21,940
Checkpoint Systems Inc. (1)	478	7,892
Coherent Inc. (1)	370	12,824
CTS Corp.	426	5,870
Cubic Corp.	210	4,112
Cymer Inc. (1)	425	18,662
Daktronics Inc.	360	7,448
Dionex Corp. (1)	237	12,073
Electro Scientific Industries Inc. (1)	341	7,025
FEI Co. (1)	293	6,185
Fisher Scientific International Inc. (1)	1,443	112,900
FLIR Systems Inc. (1)	782	21,239
Gentex Corp.	1,771	25,166
Itron Inc. (1)	303	16,907
Jabil Circuit Inc.	2,059	58,826
Keithley Instruments Inc.	200	2,550
KEMET Corp. (1)	1,049	8,465
LoJack Corp. (1)	220	4,310
Methode Electronics Inc.	425	4,042
National Instruments Corp.	667	18,236
Park Electrochemical Corp.	234	7,413
Paxar Corp. (1)	424	8,472
PerkinElmer Inc.	1,478	27,979
Photon Dynamics Inc. (1)	198	2,627
Planar Systems Inc. (1)	200	2,270
Plexus Corp. (1)	513	9,850
Rogers Corp. (1)	205	12,659
Sanmina-SCI Corp. (1)	6,128	22,919
Solectron Corp. (1)	10,524	34,308
Sonic Solutions Inc. (1)	278	4,237
Symbol Technologies Inc.	2,939	43,674
Technitrol Inc.	485	14,477
Tektronix Inc.	973	28,149
Thermo Electron Corp. (1)	1,902	74,806
Thomas & Betts Corp. (1)	619	29,532
Trimble Navigation Ltd. (1)	644	30,320
Varian Inc. (1)	366	16,788
Vishay Intertechnology Inc. (1)	2,141	30,060
Waters Corp. (1)	1,209	54,744
Watts Water Technologies Inc. Class A	315	10,004
Woodward Governor Co.	352	11,806
X-Rite Inc.	246	2,642

		1,254,397
ENERGY - ALTERNATE SOURCES—0.01%
Headwaters Inc. (1)	468	10,928

		10,928
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc. (1)	502	10,793
EMCOR Group Inc. (1)	378	20,730
Fluor Corp.	1,016	78,120
Granite Construction Inc.	383	20,433
Insituform Technologies Inc. Class A (1)	330	8,012
Jacobs Engineering Group Inc. (1)	676	50,517
Shaw Group Inc. (The) (1)	937	22,151
URS Corp. (1)	539	20,962

		231,718
ENTERTAINMENT—0.16%
International Game Technology Inc.	3,962	164,423
International Speedway Corp. Class A	408	20,335
Macrovision Corp. (1)	616	14,593

Pinnacle Entertainment Inc. (1)	551	15,494
Scientific Games Corp. Class A (1)	757	24,073
Shuffle Master Inc. (1) (2)	404	10,912

		249,830
ENVIRONMENTAL CONTROL—0.26%
Aleris International Inc. (1)	376	19,003
Allied Waste Industries Inc. (1)	2,773	31,252
Mine Safety Appliances Co.	320	11,405
Republic Services Inc.	1,400	56,294
Stericycle Inc. (1)	509	35,523
Tetra Tech Inc. (1)	682	11,880
Waste Connections Inc. (1)	516	19,562
Waste Management Inc.	6,360	233,285

		418,204
FOOD—1.46%
American Italian Pasta Co. Class A (1) (2)	234	1,821
Campbell Soup Co.	2,630	95,995
ConAgra Foods Inc.	6,055	148,226
Corn Products International Inc.	864	28,115
Dean Foods Co. (1)	1,590	66,812
Flowers Foods Inc.	643	17,284
General Mills Inc.	4,146	234,664
Great Atlantic & Pacific Tea Co.	212	5,105
Hain Celestial Group Inc. (1)	448	11,451
Heinz (H.J.) Co.	3,902	163,611
Hershey Co. (The)	2,074	110,855
Hormel Foods Corp.	853	30,691
J&J Snack Foods Corp.	158	4,914
Kellogg Co.	2,876	142,420
Kroger Co.	8,448	195,487
Lance Inc.	360	7,927
McCormick & Co. Inc. NVS	1,534	58,261
Nash Finch Co.	145	3,412
Performance Food Group Co. (1)	428	12,023
Ralcorp Holdings Inc. (1)	307	14,807
Ruddick Corp.	412	10,724
Safeway Inc.	5,240	159,034
Sanderson Farms Inc.	182	5,890
Sara Lee Corp.	8,855	142,300
Smithfield Foods Inc. (1)	1,154	31,181
Smucker (J.M.) Co. (The)	674	32,318
SUPERVALU Inc.	2,384	70,686
Sysco Corp.	7,202	240,907
Tootsie Roll Industries Inc.	324	9,496
TreeHouse Foods Inc. (1)	370	8,750
Tyson Foods Inc. Class A	2,886	45,830
United Natural Foods Inc. (1)	485	15,030
Whole Foods Market Inc.	1,627	96,693
Wrigley (William Jr.) Co.	2,590	119,295

		2,342,015
FOREST PRODUCTS & PAPER—0.42%
Bowater Inc.	624	12,836
Buckeye Technologies Inc. (1)	450	3,825
Caraustar Industries Inc. (1)	340	2,710
Deltic Timber Corp.	144	6,863
Glatfelter Co.	536	7,263
International Paper Co.	5,393	186,760
Louisiana-Pacific Corp.	1,234	23,162
MeadWestvaco Corp.	2,099	55,644
Neenah Paper Inc.	190	6,504

Plum Creek Timber Co. Inc.	2,132	72,573
Pope & Talbot Inc. (1)	200	1,150
Potlatch Corp.	466	17,289
Rayonier Inc.	883	33,377
Rock-Tenn Co. Class A	426	8,435
Schweitzer-Mauduit International Inc.	173	3,284
Temple-Inland Inc.	1,280	51,328
Wausau Paper Corp.	626	8,451
Weyerhaeuser Co.	2,877	177,022

		678,476
GAS—0.40%
AGL Resources Inc.	898	32,777
Atmos Energy Corp.	950	27,122
Cascade Natural Gas Corp.	118	3,079
Energen Corp.	838	35,087
KeySpan Corp.	2,045	84,131
Laclede Group Inc. (The)	274	8,790
New Jersey Resources Corp.	341	16,811
Nicor Inc.	512	21,893
NiSource Inc.	3,153	68,546
Northwest Natural Gas Co.	334	13,120
Peoples Energy Corp.	458	18,618
Piedmont Natural Gas Co.	877	22,197
Sempra Energy	3,015	151,504
South Jersey Industries Inc.	348	10,409
Southern Union Co.	1,146	30,266
Southwest Gas Corp.	449	14,961
UGI Corp.	1,227	30,000
Vectren Corp.	916	24,595
WGL Holdings Inc.	597	18,710

		632,616
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	317	9,773
Black & Decker Corp.	895	71,018
Kennametal Inc.	458	25,946
Lincoln Electric Holdings Inc.	493	26,844
Regal-Beloit Corp.	362	15,747
Snap-On Inc.	695	30,962
Stanley Works (The)	894	44,566

		224,856
HEALTH CARE - PRODUCTS—3.27%
Advanced Medical Optics Inc. (1)	748	29,583
American Medical Systems Holdings Inc. (1)	840	15,481
ArthroCare Corp. (1)	304	14,245
Bard (C.R.) Inc.	1,205	90,375
Bausch & Lomb Inc.	620	31,081
Baxter International Inc.	7,647	347,633
Beckman Coulter Inc.	740	42,594
Becton, Dickinson & Co.	2,881	203,600
BioLase Technology Inc. (1) (2)	334	2,087
Biomet Inc.	2,863	92,160
Biosite Inc. (1)	200	9,246
Boston Scientific Corp. (1)	13,951	206,335
CONMED Corp. (1)	367	7,747
Cooper Companies Inc.	518	27,713
Cyberonics Inc. (1)	280	4,908
Cytyc Corp. (1)	1,322	32,363
Datascope Corp.	138	4,619
DENTSPLY International Inc.	1,822	54,860
DJO Inc. (1)	251	10,424

Edwards Lifesciences Corp. (1)	693	32,287
Gen-Probe Inc. (1)	598	28,040
Haemonetics Corp. (1)	308	14,414
Henry Schein Inc. (1)	1,029	51,594
Hillenbrand Industries Inc.	718	40,912
Hologic Inc. (1)	577	25,111
ICU Medical Inc. (1)	162	7,368
IDEXX Laboratories Inc. (1)	372	33,904
Immucor Inc. (1)	770	17,256
Intuitive Surgical Inc. (1)	424	44,711
Invacare Corp.	389	9,149
Johnson & Johnson	34,265	2,225,169
Kensey Nash Corp. (1) (2)	135	3,951
LCA-Vision Inc.	246	10,162
Medtronic Inc.	13,503	627,079
Mentor Corp.	453	22,827
Meridian Bioscience Inc.	251	5,901
Merit Medical Systems Inc. (1)	308	4,183
Osteotech Inc. (1)	234	957
Palomar Medical Technologies Inc. (1)	200	8,440
Patterson Companies Inc. (1)	1,601	53,810
PolyMedica Corp.	281	12,030
Possis Medical Inc. (1)	234	2,305
ResMed Inc. (1)	890	35,822
Respironics Inc. (1)	867	33,475
St. Jude Medical Inc. (1)	4,198	148,147
Steris Corp.	755	18,165
Stryker Corp.	3,426	169,895
SurModics Inc. (1) (2)	184	6,462
TECHNE Corp. (1)	462	23,497
Varian Medical Systems Inc. (1)	1,530	81,687
Viasys Healthcare Inc. (1)	370	10,079
Vital Sign Inc.	76	4,302
Zimmer Holdings Inc. (1)	2,877	194,197

		5,234,342
HEALTH CARE - SERVICES—1.82%
Aetna Inc.	6,472	255,968
Amedisys Inc. (1)	189	7,498
AMERIGROUP Corp. (1)	618	18,262
AmSurg Corp. (1)	360	8,014
Apria Healthcare Group Inc. (1)	531	10,482
Centene Corp. (1)	508	8,352
Community Health Systems Inc. (1)	1,144	42,728
Covance Inc. (1)	732	48,590
Coventry Health Care Inc. (1)	1,875	96,600
Genesis HealthCare Corp. (1)	237	11,288
Gentiva Health Services Inc. (1)	279	4,587
HCA Inc.	4,917	245,309
Health Management Associates Inc. Class A	2,782	58,144
Health Net Inc. (1)	1,328	57,795
Healthways Inc. (1)	400	17,840
Humana Inc. (1)	1,912	126,364
Laboratory Corp. of America Holdings (1)	1,458	95,601
LifePoint Hospitals Inc. (1) (2)	659	23,276
Lincare Holdings Inc. (1)	1,105	38,277
Manor Care Inc.	914	47,784
Matria Healthcare Inc. (1)	252	7,003
Odyssey Healthcare Inc. (1)	448	6,353
Pediatrix Medical Group Inc. (1)	570	25,992
Psychiatric Solutions Inc. (1)	621	21,170
Quest Diagnostics Inc.	1,899	116,143
RehabCare Group Inc. (1)	193	2,528

Sierra Health Services Inc. (1)	590	22,326
Sunrise Senior Living Inc. (1)	489	14,606
Tenet Healthcare Corp. (1)	5,399	43,948
Triad Hospitals Inc. (1)	1,019	44,867
United Surgical Partners International Inc. (1)	515	12,787
UnitedHealth Group Inc.	15,756	775,195
Universal Health Services Inc. Class B	658	39,434
WellPoint Inc. (1)	7,285	561,309

		2,916,420
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	1,898	49,671

		49,671
HOME BUILDERS—0.35%
Beazer Homes USA Inc.	467	18,232
Centex Corp.	1,422	74,826
Champion Enterprises Inc. (1)	927	6,396
Coachmen Industries Inc.	200	2,162
Fleetwood Enterprises Inc. (1)	726	4,886
Horton (D.R.) Inc.	3,143	75,275
Hovnanian Enterprises Inc. Class A (1)	436	12,792
KB Home	889	38,938
Lennar Corp. Class A	1,610	72,852
M.D.C. Holdings Inc.	377	17,512
M/I Homes Inc.	146	5,161
Meritage Homes Corp. (1)	275	11,443
Monaco Coach Corp.	359	3,999
NVR Inc. (1)	58	31,030
Pulte Homes Inc.	2,476	78,885
Ryland Group Inc.	520	22,469
Skyline Corp.	90	3,439
Standard-Pacific Corp.	776	18,236
Thor Industries Inc.	404	16,633
Toll Brothers Inc. (1)	1,358	38,133
Winnebago Industries Inc. (2)	380	11,924

		565,223
HOME FURNISHINGS—0.11%
Audiovox Corp. Class A (1)	222	3,090
Bassett Furniture Industries Inc.	134	2,176
Ethan Allen Interiors Inc.	381	13,205
Furniture Brands International Inc. (2)	610	11,614
Harman International Industries Inc.	772	64,416
La-Z-Boy Inc. (2)	641	8,948
Whirlpool Corp.	910	76,540

		179,989
HOUSEHOLD PRODUCTS & WARES—0.50%
American Greetings Corp. Class A	688	15,907
Avery Dennison Corp.	1,146	68,955
Blyth Inc.	316	7,688
Church & Dwight Co. Inc.	752	29,411
Clorox Co. (The)	1,753	110,439
CNS Inc.	169	4,771
Fortune Brands Inc.	1,732	130,091
Fossil Inc. (1)	545	11,739
Harland (John H.) Co.	316	11,518
Kimberly-Clark Corp.	5,370	350,983
Playtex Products Inc. (1)	746	9,996
Russ Berrie & Co. Inc. (1)	133	2,027
Scotts Miracle-Gro Co. (The) Class A	530	23,580
Spectrum Brands Inc. (1)	439	3,705

Standard Register Co. (The)	172	2,270
Tupperware Brands Corp.	650	12,649
WD-40 Co.	198	7,063

		802,792
HOUSEWARES—0.07%
Libbey Inc.	162	1,813
National Presto Industries Inc.	53	2,929
Newell Rubbermaid Inc.	3,217	91,105
Toro Co. (The)	511	21,549

		117,396
INSURANCE—4.99%
ACE Ltd.	3,799	207,919
AFLAC Inc.	5,811	265,911
Allstate Corp. (The)	7,407	464,641
Ambac Financial Group Inc.	1,232	101,948
American Financial Group Inc.	542	25,436
American International Group Inc.	30,445	2,017,286
AmerUs Group Co.	497	33,801
Aon Corp.	3,726	126,200
Berkley (W.R.) Corp.	1,953	69,117
Brown & Brown Inc.	1,275	38,964
Chubb Corp.	4,848	251,902
CIGNA Corp.	1,294	150,518
Cincinnati Financial Corp.	2,015	96,841
Delphi Financial Group Inc. Class A	524	20,897
Everest Re Group Ltd.	751	73,245
Fidelity National Financial Inc.	2,031	84,591
First American Corp.	1,113	47,124
Gallagher (Arthur J.) & Co.	1,127	30,057
Genworth Financial Inc. Class A	5,259	184,118
Hanover Insurance Group Inc. (The)	597	26,644
Hartford Financial Services Group Inc. (The)	3,541	307,182
HCC Insurance Holdings Inc.	1,275	41,922
Hilb, Rogal & Hobbs Co.	421	17,956
Horace Mann Educators Corp.	514	9,884
Infinity Property & Casualty Corp.	261	10,735
LandAmerica Financial Group Inc.	204	13,421
Lincoln National Corp.	3,348	207,844
Loews Corp.	5,290	200,491
Marsh & McLennan Companies Inc.	6,404	180,273
MBIA Inc.	1,567	96,276
Mercury General Corp.	424	21,035
MetLife Inc.	8,861	502,241
MGIC Investment Corp.	1,010	60,570
Ohio Casualty Corp.	760	19,661
Old Republic International Corp.	2,653	58,764
Philadelphia Consolidated Holding Corp. (1)	645	25,658
PMI Group Inc. (The)	1,048	45,913
Presidential Life Corp.	249	5,570
Principal Financial Group Inc.	3,197	173,533
ProAssurance Corp. (1)	439	21,634
Progressive Corp. (The)	9,147	224,467
Protective Life Corp.	801	36,646
Prudential Financial Inc.	5,709	435,311
Radian Group Inc.	963	57,780
RLI Corp.	266	13,510
SAFECO Corp.	1,396	82,266
Safety Insurance Group Inc.	165	8,029
SCPIE Holdings Inc. (1)	134	3,154
Selective Insurance Group Inc.	342	17,993
St. Paul Travelers Companies Inc.	8,128	381,122

StanCorp Financial Group Inc.	630	28,117
Stewart Information Services Corp.	234	8,136
Torchmark Corp.	1,176	74,217
United Fire & Casualty Co.	207	6,479
Unitrin Inc.	511	22,571
UnumProvident Corp.	4,056	78,646
XL Capital Ltd. Class A	2,106	144,682
Zenith National Insurance Corp.	443	17,671

		7,978,520
INTERNET—1.51%
Amazon.com Inc. (1)	3,599	115,600
Avocent Corp. (1)	583	17,560
Blue Coat Systems Inc. (1)	157	2,828
CheckFree Corp. (1)	1,063	43,923
Digital Insight Corp. (1)	427	12,520
eBay Inc. (1)	13,682	388,022
F5 Networks Inc. (1)	478	25,678
Google Inc. Class A (1)	2,493	1,001,937
InfoSpace Inc. (1)	333	6,141
Internet Security Systems Inc. (1)	485	13,464
j2 Global Communications Inc. (1)	577	15,677
McAfee Inc. (1)	1,867	45,667
MIVA Inc. (1)	362	1,195
Napster Inc. (1)	398	1,699
PC-Tel Inc. (1)	274	2,877
Secure Computing Corp. (1)	620	3,925
Stamps.com Inc. (1)	228	4,346
Symantec Corp. (1)	11,694	248,848
United Online Inc.	735	8,952
VeriSign Inc. (1)	2,829	57,146
WebEx Communications Inc. (1)	431	16,818
Websense Inc. (1)	570	12,318
Yahoo! Inc. (1)	14,651	370,377

		2,417,518
IRON & STEEL—0.29%
Allegheny Technologies Inc.	1,135	70,586
Carpenter Technology Corp.	271	29,135
Chaparral Steel Co. (1)	548	18,665
Cleveland-Cliffs Inc.	530	20,198
Material Sciences Corp. (1)	164	1,633
Nucor Corp.	3,643	180,292
Reliance Steel & Aluminum Co.	716	23,012
Ryerson Inc.	295	6,458
Steel Dynamics Inc.	494	24,922
Steel Technologies Inc.	129	2,532
United States Steel Corp.	1,458	84,097

		461,530
LEISURE TIME—0.35%
Arctic Cat Inc.	144	2,390
Brunswick Corp.	1,099	34,278
Callaway Golf Co.	813	10,658
Carnival Corp.	5,156	242,487
Harley-Davidson Inc.	3,108	195,027
K2 Inc. (1)	567	6,651
Multimedia Games Inc. (1)	333	3,024
Nautilus Inc. (2)	398	5,472
Polaris Industries Inc.	469	19,299
Sabre Holdings Corp.	1,529	35,763
WMS Industries Inc. (1)	269	7,857

		562,906

LODGING—0.42%
Aztar Corp. (1)	426	22,582
Boyd Gaming Corp.	509	19,566
Harrah’s Entertainment Inc.	2,145	142,492
Hilton Hotels Corp.	4,425	123,236
Marcus Corp.	274	6,294
Marriott International Inc. Class A	3,959	152,976
Starwood Hotels & Resorts Worldwide Inc.	2,540	145,263
Wyndham Worldwide Corp. (1)	2,333	65,254

		677,663
MACHINERY—0.80%
AGCO Corp. (1)	1,077	27,302
Albany International Corp. Class A	357	11,360
Applied Industrial Technologies Inc.	429	10,468
Astec Industries Inc. (1)	208	5,252
Briggs & Stratton Corp.	622	17,136
Caterpillar Inc.	7,574	498,369
Cognex Corp.	552	13,944
Cummins Inc.	609	72,611
Deere & Co.	2,737	229,662
Flowserve Corp. (1)	642	32,479
Gardner Denver Inc. (1)	627	20,741
Gerber Scientific Inc. (1)	304	4,554
Graco Inc.	788	30,779
IDEX Corp.	619	26,648
JLG Industries Inc.	1,225	24,267
Joy Global Inc.	1,425	53,594
Lindsay Manufacturing Co.	140	4,025
Manitowoc Co. Inc. (The)	706	31,622
Nordson Corp.	404	16,103
Robbins & Myers Inc.	170	5,256
Rockwell Automation Inc.	2,067	120,093
Zebra Technologies Corp. Class A (1)	824	29,450

		1,285,715
MANUFACTURING—4.91%
Acuity Brands Inc.	529	24,017
AptarGroup Inc.	408	20,759
Barnes Group Inc.	434	7,621
Brink’s Co. (The)	561	29,767
Carlisle Companies Inc.	357	30,024
Ceradyne Inc. (1)	305	12,532
CLARCOR Inc.	622	18,965
Cooper Industries Ltd.	1,073	91,441
Crane Co.	585	24,453
Danaher Corp.	2,747	188,636
Donaldson Co. Inc.	788	29,077
Dover Corp.	2,374	112,623
Eastman Kodak Co.	3,322	74,413
Eaton Corp.	1,742	119,937
EnPro Industries Inc. (1)	249	7,485
Federal Signal Corp.	588	8,967
General Electric Co.	120,867	4,266,605
Griffon Corp. (1)	306	7,304
Harsco Corp.	480	37,272
Honeywell International Inc.	9,644	394,440
Illinois Tool Works Inc.	4,866	218,483
Ingersoll-Rand Co. Class A	3,825	145,273
ITT Industries Inc.	2,157	110,589
Lancaster Colony Corp.	299	13,383
Leggett & Platt Inc.	2,108	52,763

Lydall Inc. (1)	172	1,531
Myers Industries Inc.	368	6,256
Pall Corp.	1,462	45,044
Parker Hannifin Corp.	1,398	108,667
Pentair Inc.	1,171	30,668
Roper Industries Inc.	1,011	45,232
Smith (A.O.) Corp.	252	9,936
SPX Corp.	708	37,836
Standex International Corp.	143	3,987
Sturm, Ruger & Co. Inc. (1)	368	2,848
Teleflex Inc.	461	25,650
Textron Inc.	1,508	131,950
3M Co.	8,800	654,896
Tredegar Corp.	323	5,407
Trinity Industries Inc.	848	27,280
Tyco International Ltd.	23,666	662,411

		7,846,428
MEDIA—2.91%
Belo Corp.	1,021	16,142
CBS Corp. Class B	9,061	255,248
Clear Channel Communications Inc.	5,852	168,830
Comcast Corp. Class A (1)	24,557	904,925
Dow Jones & Co. Inc.	685	22,975
Emmis Communications Corp. (1)	456	5,586
Entercom Communications Corp.	391	9,853
4Kids Entertainment Inc. (1)	146	2,409
Gannett Co. Inc.	2,774	157,646
Lee Enterprises Inc.	536	13,529
McGraw-Hill Companies Inc. (The)	4,161	241,463
Media General Inc. Class A	301	11,354
Meredith Corp.	488	24,073
New York Times Co. Class A	1,672	38,423
News Corp. Class A	27,472	539,825
Radio One Inc. Class D (1)	918	5,737
Readers Digest Association Inc. (The)	1,076	13,945
Scholastic Corp. (1)	382	11,899
Scripps (E.W.) Co. Class A	981	47,019
Time Warner Inc.	47,559	867,001
Tribune Co.	2,307	75,485
Univision Communications Inc. Class A (1)	2,864	98,350
Viacom Inc. Class B (1)	8,368	311,122
Walt Disney Co. (The)	24,540	758,531
Washington Post Co. (The) Class B	68	50,116
Westwood One Inc.	831	5,883

		4,657,369
METAL FABRICATE & HARDWARE—0.16%
Castle (A.M.) & Co.	109	2,926
Commercial Metals Co.	1,398	28,421
Kaydon Corp.	342	12,661
Lawson Products Inc.	62	2,599
Mueller Industries Inc.	451	15,862
NS Group Inc. (1)	272	17,558
Precision Castparts Corp.	1,567	98,972
Quanex Corp.	459	13,931
Timken Co. (The)	1,022	30,435
Valmont Industries Inc.	209	10,920
Wolverine Tube Inc. (1) (2)	170	515
Worthington Industries Inc.	880	15,013

		249,813

MINING—0.60%
Alcoa Inc.	10,157	284,802
AMCOL International Corp.	260	6,477
Brush Engineered Materials Inc. (1)	234	5,820
Century Aluminum Co. (1)	264	8,884
Freeport-McMoRan Copper & Gold Inc.	2,253	119,995
Newmont Mining Corp.	5,246	224,266
Phelps Dodge Corp.	2,379	201,501
RTI International Metals Inc. (1)	266	11,592
Vulcan Materials Co.	1,162	90,926

		954,263
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc. (1)	596	13,154
Pitney Bowes Inc.	2,595	115,140
Xerox Corp. (1)	11,574	180,091

		308,385
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	793	27,129
HNI Corp.	595	24,740
Interface Inc. Class A (1)	622	8,011

		59,880
OIL & GAS—7.28%
Anadarko Petroleum Corp.	5,358	234,841
Apache Corp.	3,854	243,573
Atwood Oceanics Inc. (1)	318	14,300
Cabot Oil & Gas Corp.	566	27,128
Chesapeake Energy Corp.	4,515	130,845
Chevron Corp.	25,759	1,670,729
Cimarex Energy Co.	965	33,958
ConocoPhillips	19,303	1,149,108
Denbury Resources Inc. (1)	1,391	40,200
Devon Energy Corp.	5,130	323,959
ENSCO International Inc.	1,799	78,850
EOG Resources Inc.	2,825	183,766
Exxon Mobil Corp.	69,601	4,670,227
Forest Oil Corp. (1)	648	20,470
Frontier Oil Corp.	1,300	34,554
Helmerich & Payne Inc.	1,220	28,097
Hess Corp.	2,820	116,804
Marathon Oil Corp.	4,227	325,056
Murphy Oil Corp.	2,133	101,424
Nabors Industries Ltd. (1)	3,628	107,933
Newfield Exploration Co. (1)	1,502	57,887
Noble Corp.	1,604	102,945
Noble Energy Inc.	2,057	93,779
Occidental Petroleum Corp.	10,046	483,313
Patterson-UTI Energy Inc.	1,998	47,472
Penn Virginia Corp.	226	14,331
Petroleum Development Corp. (1)	199	7,938
Pioneer Natural Resources Co.	1,510	59,071
Plains Exploration & Production Co. (1)	914	39,220
Pogo Producing Co.	681	27,887
Pride International Inc. (1)	1,871	51,303
Quicksilver Resources Inc. (1)	727	23,191
Rowan Companies Inc.	1,264	39,980
Southwestern Energy Co. (1)	1,939	57,918
St. Mary Land & Exploration Co.	677	24,853
Stone Energy Corp. (1)	332	13,439
Sunoco Inc.	1,541	95,835
Swift Energy Co. (1)	341	14,261
Transocean Inc. (1)	3,722	272,562

Unit Corp. (1)	549	25,238
Valero Energy Corp.	7,175	369,297
XTO Energy Inc.	4,255	179,263

		11,636,805
OIL & GAS SERVICES—1.50%
Baker Hughes Inc.	3,888	265,162
BJ Services Co.	3,587	108,076
Cameron International Corp. (1)	1,342	64,832
CARBO Ceramics Inc.	243	8,755
Dril-Quip Inc. (1)	101	6,836
FMC Technologies Inc. (1)	791	42,477
Grant Prideco Inc. (1)	1,511	57,463
Halliburton Co.	12,046	342,709
Hanover Compressor Co. (1)	1,104	20,115
Helix Energy Solutions Group Inc. (1)	1,051	35,103
Hydril Co. (1)	226	12,670
Input/Output Inc. (1)	810	8,043
Lone Star Technologies Inc. (1)	360	17,417
Lufkin Industries Inc.	179	9,473
Maverick Tube Corp. (1)	437	28,331
National Oilwell Varco Inc. (1)	2,039	119,383
Oceaneering International Inc. (1)	626	19,281
Schlumberger Ltd.	13,841	858,557
SEACOR Holdings Inc. (1)	248	20,460
Smith International Inc.	2,324	90,171
Tetra Technologies Inc. (1)	825	19,932
Tidewater Inc.	703	31,066
Veritas DGC Inc. (1)	433	28,500
Weatherford International Ltd. (1)	4,059	169,341
W-H Energy Services Inc. (1)	334	13,851

		2,398,004
PACKAGING & CONTAINERS—0.16%
Ball Corp.	1,204	48,702
Bemis Co. Inc.	1,225	40,253
Chesapeake Corp.	233	3,334
Packaging Corp. of America	829	19,233
Pactiv Corp. (1)	1,654	47,007
Sealed Air Corp.	937	50,710
Sonoco Products Co.	1,158	38,955

		248,194
PHARMACEUTICALS—5.73%
Abbott Laboratories	17,867	867,622
Allergan Inc.	1,777	200,108
Alpharma Inc. Class A	515	12,046
AmerisourceBergen Corp.	2,415	109,158
Barr Pharmaceuticals Inc. (1)	1,240	64,406
Bradley Pharmaceuticals Inc. (1) (2)	218	3,471
Bristol-Myers Squibb Co.	22,971	572,437
Cardinal Health Inc.	4,783	314,434
Caremark Rx Inc.	5,041	285,673
Cephalon Inc. (1)	702	43,348
Connetics Corp. (1)	449	4,894
Express Scripts Inc. (1)	1,522	114,896
Forest Laboratories Inc. (1)	3,770	190,800
Gilead Sciences Inc. (1)	5,307	364,591
Hospira Inc. (1)	1,829	69,996
King Pharmaceuticals Inc. (1)	2,799	47,667
Lilly (Eli) & Co.	11,552	658,464
Medco Health Solutions Inc. (1)	3,483	209,363
Medicis Pharmaceutical Corp. Class A	653	21,125

Merck & Co. Inc.	25,488	1,067,947
MGI Pharma Inc. (1)	900	15,489
Mylan Laboratories Inc.	2,469	49,701
NBTY Inc. (1)	673	19,699
Noven Pharmaceuticals Inc. (1)	304	7,332
Omnicare Inc.	1,406	60,585
Par Pharmaceutical Companies Inc. (1)	423	7,716
Perrigo Co.	961	16,308
PetMed Express Inc. (1)	280	2,923
Pfizer Inc.	85,407	2,422,143
Schering-Plough Corp.	17,280	381,715
Sciele Pharma Inc. (1)	325	6,123
Sepracor Inc. (1)	1,252	60,647
Theragenics Corp. (1)	398	1,146
USANA Health Sciences Inc. (1) (2)	124	5,529
Valeant Pharmaceuticals International	1,112	21,995
VCA Antech Inc. (1)	969	34,942
Watson Pharmaceuticals Inc. (1)	1,183	30,959
Wyeth	15,740	800,222

		9,167,620
PIPELINES—0.39%
El Paso Corp.	8,134	110,948
Equitable Resources Inc.	1,412	49,392
Kinder Morgan Inc.	1,230	128,965
National Fuel Gas Co.	987	35,877
ONEOK Inc.	1,349	50,979
Questar Corp.	1,002	81,934
Williams Companies Inc.	6,929	165,395

		623,490
REAL ESTATE—0.04%
Realogy Corp. (1)	2,916	66,135

		66,135
REAL ESTATE INVESTMENT TRUSTS—1.40%
Acadia Realty Trust	372	9,486
AMB Property Corp.	1,023	56,378
Apartment Investment & Management Co. Class A	1,136	61,810
Archstone-Smith Trust	2,487	135,392
Boston Properties Inc.	1,314	135,789
Colonial Properties Trust	542	25,913
Developers Diversified Realty Corp.	1,280	71,373
EastGroup Properties Inc.	271	13,512
Entertainment Properties Trust	303	14,944
Equity Office Properties Trust	4,159	165,362
Equity Residential	3,403	172,124
Essex Property Trust Inc.	265	32,171
Glenborough Realty Trust Inc.	398	10,241
Highwoods Properties Inc.	633	23,554
Hospitality Properties Trust	841	39,695
Kilroy Realty Corp.	362	27,273
Kimco Realty Corp.	2,478	106,232
Lexington Corporate Properties Trust	648	13,725
Liberty Property Trust	1,043	49,845
Longview Fibre Co.	786	15,972
LTC Properties Inc.	245	5,941
Macerich Co. (The)	828	63,226
Mack-Cali Realty Corp.	725	37,555
Mid-America Apartment Communities Inc.	264	16,162
National Retail Properties Inc.	672	14,515
New Century Financial Corp.	592	23,272

New Plan Excel Realty Trust Inc.	1,207	32,649
Parkway Properties Inc.	171	7,950
ProLogis	2,854	162,849
PS Business Parks Inc.	187	11,276
Public Storage Inc.	1,401	120,472
Regency Centers Corp.	803	55,214
Senior Housing Properties Trust	745	15,898
Simon Property Group Inc.	2,564	232,350
Sovran Self Storage Inc.	206	11,443
United Dominion Realty Trust Inc.	1,550	46,810
Vornado Realty Trust	1,405	153,145
Weingarten Realty Investors	934	40,181

		2,231,699
RETAIL—6.14%
Abercrombie & Fitch Co. Class A	1,015	70,522
Advance Auto Parts Inc.	1,265	41,669
Aeropostale Inc. (1)	648	18,941
American Eagle Outfitters Inc.	1,519	66,578
AnnTaylor Stores Corp. (1)	837	35,037
Applebee’s International Inc.	860	18,499
AutoNation Inc. (1)	1,740	36,366
AutoZone Inc. (1)	628	64,872
Barnes & Noble Inc.	610	23,143
Bed Bath & Beyond Inc. (1)	3,273	125,225
Best Buy Co. Inc.	4,717	252,643
Big Lots Inc. (1)	1,326	26,268
BJ’s Wholesale Club Inc. (1)	795	23,198
Bob Evans Farms Inc.	427	12,930
Borders Group Inc.	750	15,300
Brinker International Inc.	977	39,168
Brown Shoe Co. Inc.	330	11,827
CarMax Inc. (1)	1,228	51,220
Casey’s General Store Inc.	615	13,696
Cash America International Inc.	357	13,952
Cato Corp. Class A	374	8,194
CBRL Group Inc.	376	15,202
CEC Entertainment Inc. (1)	408	12,856
Charming Shoppes Inc. (1)	1,391	19,863
Cheesecake Factory Inc. (The) (1)	924	25,124
Chico’s FAS Inc. (1)	2,095	45,105
Children’s Place Retail Stores Inc. (The) (1)	261	16,712
Christopher & Banks Corp.	427	12,588
Circuit City Stores Inc.	1,745	43,817
Claire’s Stores Inc.	1,150	33,534
Coldwater Creek Inc. (1)	701	20,161
Copart Inc. (1)	807	22,749
Cost Plus Inc. (1)	273	3,268
Costco Wholesale Corp.	5,497	273,091
CVS Corp.	9,560	307,067
Darden Restaurants Inc.	1,642	69,736
Dillard’s Inc. Class A	737	24,122
Dollar General Corp.	3,663	49,927
Dollar Tree Stores Inc. (1)	1,231	38,112
Dress Barn Inc. (1)	562	12,263
Family Dollar Stores Inc.	1,793	52,427
Federated Department Stores Inc.	6,421	277,451
Finish Line Inc. (The) Class A	495	6,247
Foot Locker Inc.	1,791	45,223
Fred’s Inc.	479	6,045
GameStop Corp. Class A (1)	823	38,088
Gap Inc. (The)	6,388	121,053
Genesco Inc. (1)	274	9,445

Group 1 Automotive Inc.	267	13,323
Guitar Center Inc. (1)	335	14,968
Hancock Fabrics Inc. (1)	274	786
Haverty Furniture Companies Inc.	304	4,849
Hibbet Sporting Goods Inc. (1)	422	11,048
Home Depot Inc.	24,142	875,630
Hot Topic Inc. (1)	566	6,305
IHOP Corp.	220	10,197
Insight Enterprises Inc. (1)	596	12,284
Jack in the Box Inc. (1)	426	22,229
Jo-Ann Stores Inc. (1)	276	4,615
Jos. A. Bank Clothiers Inc. (1)	180	5,393
Kohl’s Corp. (1)	3,724	241,762
Landry’s Restaurants Inc.	210	6,331
Limited Brands Inc.	4,028	106,702
Lone Star Steakhouse & Saloon Inc.	208	5,776
Longs Drug Stores Corp.	330	15,183
Lowe’s Companies Inc.	17,966	504,126
MarineMax Inc. (1)	190	4,835
McDonald’s Corp.	14,414	563,876
Men’s Wearhouse Inc. (The)	632	23,517
Michaels Stores Inc.	1,543	67,182
MSC Industrial Direct Co. Inc. Class A	647	26,359
99 Cents Only Stores (1)	596	7,051
Nordstrom Inc.	2,613	110,530
O’Charley’s Inc. (1)	250	4,742
Office Depot Inc. (1)	3,361	133,432
OfficeMax Inc.	829	33,773
O’Reilly Automotive Inc. (1)	1,310	43,505
OSI Restaurant Partners Inc.	781	24,766
P.F. Chang’s China Bistro Inc. (1) (2)	305	10,587
Pacific Sunwear of California Inc. (1)	885	13,346
Panera Bread Co. Class A (1)	370	21,552
Papa John’s International Inc. (1)	271	9,786
Payless ShoeSource Inc. (1)	800	19,920
Penney (J.C.) Co. Inc.	2,660	181,917
Pep Boys - Manny, Moe & Jack Inc.	701	9,008
PetSmart Inc.	1,641	45,538
Pier 1 Imports Inc.	1,097	8,140
RadioShack Corp.	1,559	30,089
Rare Hospitality International Inc. (1)	385	11,766
Red Robin Gourmet Burgers Inc. (1)	169	7,793
Regis Corp.	557	19,968
Ross Stores Inc.	1,671	42,460
Ruby Tuesday Inc.	675	19,028
Ryan’s Restaurant Group Inc. (1)	508	8,062
Saks Inc.	1,600	27,648
School Specialty Inc. (1)	269	9,493
Sears Holdings Corp. (1)	989	156,351
Select Comfort Corp. (1)	631	13,806
Sonic Automotive Inc.	373	8,613
Sonic Corp. (1)	1,018	23,017
Stage Stores Inc.	328	9,624
Staples Inc.	8,473	206,148
Starbucks Corp. (1)	8,920	303,726
Steak n Shake Co. (The) (1)	333	5,624
Stein Mart Inc.	314	4,776
Target Corp.	10,083	557,086
Tiffany & Co.	1,645	54,614
TJX Companies Inc.	5,329	149,372
Tractor Supply Co. (1)	387	18,677
Triarc Companies Inc. Class B	730	11,038
Tuesday Morning Corp. (2)	318	4,414

Tween Brands Inc. (1)	387	14,551
Urban Outfitters Inc. (1)	1,247	22,059
Walgreen Co.	11,793	523,491
Wal-Mart Stores Inc.	28,833	1,422,044
Wendy’s International Inc.	1,364	91,388
Williams-Sonoma Inc.	1,333	43,176
World Fuel Services Corp.	332	13,429
Yum! Brands Inc.	3,176	165,311
Zale Corp. (1)	586	16,256

		9,810,291
SAVINGS & LOANS—0.66%
Anchor BanCorp Wisconsin Inc.	238	6,797
Astoria Financial Corp.	1,012	31,190
BankAtlantic Bancorp Inc. Class A	550	7,821
BankUnited Financial Corp. Class A	374	9,750
Brookline Bancorp Inc.	728	10,010
Dime Community Bancshares	323	4,758
Downey Financial Corp.	244	16,236
Fidelity Bankshares Inc.	270	10,533
First Niagara Financial Group Inc.	1,303	18,998
FirstFed Financial Corp. (1)	199	11,287
Flagstar Bancorp Inc.	401	5,835
Franklin Bank Corp. (Texas) (1)	281	5,586
Golden West Financial Corp.	3,081	238,007
Harbor Florida Bancshares Inc.	237	10,501
MAF Bancorp Inc.	342	14,121
New York Community Bancorp Inc.	3,102	50,811
Sovereign Bancorp Inc.	4,313	92,773
Washington Federal Inc.	1,019	22,866
Washington Mutual Inc.	11,246	488,864

		1,056,744
SEMICONDUCTORS—2.84%
Actel Corp. (1)	303	4,712
Advanced Micro Devices Inc. (1)	5,637	140,079
Altera Corp. (1)	4,156	76,387
Analog Devices Inc.	4,219	123,996
Applied Materials Inc.	16,397	290,719
Atmel Corp. (1)	4,936	29,813
ATMI Inc. (1)	456	13,256
Axcelis Technologies Inc. (1)	1,213	8,564
Broadcom Corp. Class A (1)	5,402	163,897
Brooks Automation Inc. (1)	883	11,523
Cabot Microelectronics Corp. (1)	305	8,790
Cohu Inc.	251	4,475
Cree Inc. (1) (2)	862	17,335
Cypress Semiconductor Corp. (1)	1,632	29,001
Diodes Inc. (1)	227	9,800
DSP Group Inc. (1)	335	7,655
Exar Corp. (1)	401	5,329
Fairchild Semiconductor International Inc. Class A (1)	1,412	26,404
Freescale Semiconductor Inc. Class B (1)	4,740	180,167
Integrated Device Technology Inc. (1)	2,296	36,874
Intel Corp.	67,621	1,390,964
International Rectifier Corp. (1)	841	29,300
Intersil Corp. Class A	1,644	40,360
KLA-Tencor Corp.	2,329	103,571
Kopin Corp. (1)	790	2,646
Kulicke & Soffa Industries Inc. (1)	598	5,286
Lam Research Corp. (1)	1,644	74,523
Lattice Semiconductor Corp. (1)	1,358	9,262

Linear Technology Corp.	3,537	110,071
LSI Logic Corp. (1)	4,529	37,228
Maxim Integrated Products Inc.	3,744	105,094
MEMC Electronic Materials Inc. (1)	1,911	70,000
Micrel Inc. (1)	733	7,029
Microchip Technology Inc.	2,495	80,888
Micron Technology Inc. (1)	8,426	146,612
Microsemi Corp. (1)	814	15,344
National Semiconductor Corp.	3,590	84,473
Novellus Systems Inc. (1)	1,499	41,462
NVIDIA Corp. (1)	4,114	121,733
Pericom Semiconductor Corp. (1)	368	3,588
Photronics Inc. (1)	514	7,263
PMC-Sierra Inc. (1)	2,406	14,292
QLogic Corp. (1)	1,840	34,776
Rudolph Technologies Inc. (1)	272	4,986
Semtech Corp. (1)	842	10,744
Silicon Laboratories Inc. (1)	572	17,743
Skyworks Solutions Inc. (1)	1,921	9,970
Standard Microsystems Corp. (1)	234	6,650
Supertex Inc. (1)	138	5,364
Teradyne Inc. (1)	2,291	30,150
Texas Instruments Inc.	18,010	598,832
TriQuint Semiconductor Inc. (1)	1,657	8,616
Ultratech Inc. (1)	279	3,716
Varian Semiconductor Equipment Associates Inc. (1)	676	24,809
Veeco Instruments Inc. (1)	308	6,206
Xilinx Inc.	3,990	87,580

		4,539,907
SOFTWARE—3.90%
Activision Inc. (1)	3,091	46,674
Acxiom Corp.	911	22,465
Adobe Systems Inc. (1)	6,843	256,270
Advent Software Inc. (1)	200	7,242
Altiris Inc. (1)	262	5,526
ANSYS Inc. (1)	434	19,174
Autodesk Inc. (1)	2,702	93,976
Automatic Data Processing Inc.	6,553	310,219
Avid Technology Inc. (1)	492	17,919
BMC Software Inc. (1)	2,460	66,961
CA Inc.	4,912	116,365
Captaris Inc. (1)	428	2,508
Cerner Corp. (1)	733	33,278
Citrix Systems Inc. (1)	2,103	76,150
Compuware Corp. (1)	4,422	34,447
CSG Systems International Inc. (1)	570	15,065
Dendrite International Inc. (1)	509	4,978
Digi International Inc. (1)	274	3,699
Dun & Bradstreet Corp. (1)	769	57,667
eFunds Corp. (1)	545	13,178
Electronic Arts Inc. (1)	3,565	198,499
Epicor Software Corp. (1)	667	8,744
EPIQ Systems Inc. (1)	138	2,030
Fair Isaac Corp.	758	27,720
Fidelity National Information Services Inc.	830	30,710
FileNET Corp. (1)	483	16,823
First Data Corp.	8,927	374,934
Fiserv Inc. (1)	2,055	96,770
Global Payments Inc.	773	34,020
Hyperion Solutions Corp. (1)	713	24,584
IMS Health Inc.	2,302	61,325

Inter-Tel Inc.	244	5,270
Intuit Inc. (1)	3,994	128,167
JDA Software Group Inc. (1)	341	5,258
Keane Inc. (1)	586	8,444
ManTech International Corp. Class A (1)	224	7,394
MapInfo Corp. (1)	234	3,002
Microsoft Corp.	101,158	2,764,648
MoneyGram International Inc.	972	28,246
Neoware Inc. (1)	240	3,262
Novell Inc. (1)	4,018	24,590
Open Solutions Inc. (1)	239	6,886
Oracle Corp. (1)	47,148	836,406
Parametric Technology Corp. (1)	1,328	23,187
Paychex Inc.	3,892	143,420
Per-Se Technologies Inc. (1)	410	9,340
Phoenix Technologies Ltd. (1)	334	1,436
Progress Software Corp. (1)	488	12,688
Quality Systems Inc.	196	7,603
SEI Investments Co.	726	40,794
SPSS Inc. (1)	190	4,737
Sybase Inc. (1)	1,071	25,961
Take-Two Interactive Software Inc. (1) (2)	844	12,035
THQ Inc. (1)	764	22,286
Transaction Systems Architects Inc. Class A (1)	454	15,581
Wind River Systems Inc. (1)	922	9,875

		6,230,436
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1)	385	10,938

		10,938
TELECOMMUNICATIONS—5.84%
Adaptec Inc. (1)	1,354	5,971
ADC Telecommunications Inc. (1)	1,359	20,385
ADTRAN Inc.	827	19,716
Aeroflex Inc. (1)	936	9,622
Alltel Corp.	4,530	251,415
Andrew Corp. (1)	1,809	16,697
Anixter International Inc.	399	22,532
Applied Signal Technology Inc.	135	2,003
AT&T Inc.	45,486	1,481,024
Avaya Inc. (1)	5,113	58,493
BellSouth Corp.	21,235	907,796
Black Box Corp.	217	8,446
C-COR Inc. (1)	508	4,359
CenturyTel Inc.	1,361	53,991
Ciena Corp. (1)	954	25,996
Cincinnati Bell Inc. (1)	2,993	14,426
Cisco Systems Inc. (1)	71,493	1,644,339
Citizens Communications Co.	3,798	53,324
Commonwealth Telephone Enterprises Inc.	274	11,297
CommScope Inc. (1)	659	21,655
Comtech Telecommunications Corp. (1)	232	7,767
Comverse Technology Inc. (1)	2,332	49,998
Corning Inc. (1)	18,195	444,140
Ditech Networks Inc. (1)	347	2,675
Embarq Corp.	1,726	83,487
General Communication Inc. Class A (1)	549	6,802
Harmonic Inc. (1)	870	6,394
Harris Corp.	1,572	69,938
JDS Uniphase Corp. (1)	19,386	42,455
Juniper Networks Inc. (1)	6,559	113,340
Lucent Technologies Inc. (1)	52,119	121,958

Motorola Inc.	28,768	719,200
NETGEAR Inc. (1)	400	8,236
Network Equipment Technologies Inc. (1)	334	1,376
Newport Corp. (1)	470	7,661
Novatel Wireless Inc. (1)	354	3,409
Plantronics Inc.	532	9,326
Polycom Inc. (1)	1,015	24,898
Powerwave Technologies Inc. (1)	1,301	9,888
QUALCOMM Inc.	19,394	704,972
Qwest Communications International Inc. (1)	18,461	160,980
RF Micro Devices Inc. (1)	2,314	17,540
Sprint Nextel Corp.	34,881	598,209
Symmetricom Inc. (1)	598	4,826
Telephone & Data Systems Inc.	1,186	49,931
Tellabs Inc. (1)	5,210	57,102
3Com Corp. (1)	4,707	20,758
Tollgrade Communications Inc. (1)	141	1,262
UTStarcom Inc. (1)	1,273	11,292
Verizon Communications Inc.	33,985	1,261,863
Viasat Inc. (1)	276	6,922
Windstream Corp.	5,491	72,426

		9,334,518
TEXTILES—0.08%
Angelica Corp.	105	1,786
Cintas Corp.	1,593	65,042
G&K Services Inc. Class A	260	9,472
Mohawk Industries Inc. (1)	613	45,638

		121,938
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	2,000	45,500
JAKKS Pacific Inc. (1)	313	5,581
Lenox Group Inc. (1)	170	1,028
Mattel Inc.	4,551	89,655
RC2 Corp. (1)	231	7,745

		149,509
TRANSPORTATION—1.77%
Alexander & Baldwin Inc.	535	23,738
Arkansas Best Corp.	307	13,210
Bristow Group Inc. (1)	275	9,460
Burlington Northern Santa Fe Corp.	4,252	312,267
C.H. Robinson Worldwide Inc.	2,033	90,631
Con-way Inc.	566	25,368
CSX Corp.	5,182	170,125
EGL Inc. (1)	402	14,649
Expeditors International Washington Inc.	2,496	111,272
FedEx Corp.	3,564	387,336
Forward Air Corp.	367	12,144
Heartland Express Inc.	750	11,760
Hub Group Inc. Class A (1)	472	10,752
Hunt (J.B.) Transport Services Inc.	1,370	28,455
Kansas City Southern Industries Inc. (1)	883	24,115
Kirby Corp. (1)	611	19,143
Knight Transportation Inc.	698	11,831
Landstar System Inc.	685	29,250
Norfolk Southern Corp.	4,826	212,585
Old Dominion Freight Line Inc. (1)	346	10,390
Overseas Shipholding Group Inc.	354	21,867
Ryder System Inc.	695	35,918
Swift Transportation Co. Inc. (1)	619	14,683
Union Pacific Corp.	3,144	276,672

United Parcel Service Inc. Class B	12,667	911,264
Werner Enterprises Inc.	620	11,600
YRC Worldwide Inc. (1)	674	24,965

		2,825,450
TRUCKING & LEASING—0.02%
GATX Corp.	615	25,443

		25,443
WATER—0.03%
American States Water Co.	200	7,650
Aqua America Inc.	1,486	32,603

		40,253

TOTAL COMMON STOCKS (Cost: $144,622,206)		159,729,221

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.54%
CERTIFICATES OF DEPOSIT (3)—0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$908	908
Societe Generale
5.33%, 12/08/06	1,296	1,296
Washington Mutual Bank
5.36%, 11/13/06	3,241	3,241
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,037	1,037

		6,482
COMMERCIAL PAPER (3)—0.01%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	702	696
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	324	323
Atlantis One Funding
5.30%, 11/14/06 (4)	1,779	1,767
Beta Finance Inc.
5.27%, 01/25/07 (4)	259	255
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	409	405
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	657	653
CC USA Inc.
5.03%, 10/24/06 (4)	259	258
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	1,491	1,482
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	778	772
Curzon Funding LLC
5.29%, 11/17/06 (4)	1,296	1,288
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	956	947
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	1,296	1,290
Five Finance Inc.
5.19%, 12/01/06 (4)	583	578

Galleon Capital Corp.
5.27%, 12/18/06 (4)	181	179
General Electric Capital Services Inc.
5.22%, 12/11/06	130	128
Giro Funding US Corp.
5.34%, 10/10/06 (4)	648	647
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	622	620
HBOS Treasury Services PLC
5.27%, 12/15/06	259	256
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	2,593	2,586
Landale Funding LLC
5.31%, 11/15/06 (4)	1,011	1,005
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	708	704
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	836	831
Nationwide Building Society
5.27%, 12/15/06	454	449
Nestle Capital Corp.
5.19%, 08/09/07	778	743
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	691	680
Sydney Capital Corp.
5.27%, 12/08/06 (4)	31	31
Tulip Funding Corp.
5.29%, 11/15/06 (4)	684	679
White Pine Finance LLC
5.12%, 10/27/06 (4)	245	244

		20,496
MEDIUM-TERM NOTES (3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	324	324
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	972	972
K2 USA LLC
5.39%, 06/04/07 (4)	972	972
Marshall & Ilsley Bank
5.18%, 12/15/06	1,296	1,297
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	1,517	1,517
US Bank N.A.
2.85%, 11/15/06	259	259

		5,341
MONEY MARKET FUNDS (3)—0.45%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (5) (6)	718,508	718,508

		718,508
REPURCHASE AGREEMENTS (3)—0.02%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,594 (collateralized by non-U.S. Government debt securities, value $2,672, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$2,593	2,593

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,946 (collateralized by non-U.S. Government debt securities, value $2,140, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,945	1,945
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,946 (collateralized by non-U.S. Government debt securities, value $2,140, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,945	1,945
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $130 (collateralized by non-U.S. Government debt securities, value $134, 5.75%, 3/15/2016).	130	130
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,540 (collateralized by non-U.S. Government debt securities, value $4,767, 5.87%, 6/25/36).	4,538	4,538
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,427 (collateralized by non-U.S. Government debt securities, value $1,585, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,426	1,426
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $778 (collateralized by non-U.S. Government debt securities, value $853, 0.00% to 10.00%, 5/27/33 to 9/29/36).	778	778
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $2,594 (collateralized by non-U.S. Government debt securities, value $2,724, 0.00% to 9.00%, 5/1/17 to 2/25/46).	2,593	2,593
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,945 (collateralized by non-U.S. Government debt securities, value $2,685, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,944	1,944
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,557 (collateralized by non-U.S. Government debt securities, value $1,634, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,556	1,556
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $324 (collateralized by non-U.S. Government debt securities, value $341, 6.50% to 7.63%, 2/1/07 to 6/1/16).	324	324
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,594 (collateralized by non-U.S. Government debt securities, value $2,724, 0.79% to 9.08%, 8/5/18 to 12/20/54).	2,593	2,593
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,594 (collateralized by non-U.S. Government debt securities, value $2,672, 4.85% to 8.60%, 5/1/09 to 12/1/25).	2,593	2,593
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,297 (collateralized by non-U.S. Government debt securities, value $1,417, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,296	1,296

Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,751 (collateralized by non-U.S. Government debt securities, value $1,843, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,750	1,750
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $942 (collateralized by non-U.S. Government debt securities, value $983, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	907	907
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $3,373 (collateralized by non-U.S. Government debt securities, value $3,541, 0.06% to 7.95%, 8/15/13 to 7/15/45).	3,371	3,371

		32,282
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	233	233

		233
VARIABLE & FLOATING RATE NOTES (3)—0.06%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	3,319	3,319
American Express Bank
5.29%, 02/28/07	1,296	1,296
American Express Centurion Bank
5.42%, 07/19/07	1,426	1,427
American Express Credit Corp.
5.43%, 07/05/07	389	389
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	246	246
ASIF Global Financing
5.51%, 05/03/07 (4)	130	130
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	843	843
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	1,880	1,879
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	3,306	3,306
BMW US Capital LLC
5.33%, 10/15/07 (4)	1,296	1,296
BNP Paribas
5.36%, 05/18/07 (4)	2,398	2,398
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	946	947
CC USA Inc.
5.48%, 07/30/07 (4)	648	648
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	324	324
Credit Agricole SA
5.48%, 07/23/07	1,296	1,296
Credit Suisse First Boston NY
5.51%, 04/24/07	648	648
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	324	324
DEPFA Bank PLC
5.43%, 09/14/07	1,296	1,296
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	1,491	1,491
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	1,296	1,296

Fifth Third Bancorp
5.31%, 09/21/07 (4)	2,593	2,593
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	1,296	1,296
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,361	1,362
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	4,537	4,537
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	1,037	1,037
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,945	1,944
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	1,296	1,296
Holmes Financing PLC
5.30%, 07/16/07 (4)	2,269	2,269
JP Morgan Chase & Co.
5.30%, 08/02/07	972	972
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	972	973
Kestrel Funding LLC
5.31%, 07/11/07 (4)	519	519
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	778	778
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	1,352	1,352
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	1,620	1,620
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	1,426	1,426
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	571	571
Marshall & Ilsley Bank
5.31%, 10/15/07	713	713
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	1,945	1,945
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	130	130
Monumental Global Funding II
5.38%, 12/27/06 (4)	259	259
Mound Financing PLC
5.30%, 05/08/07 (4)	1,219	1,219
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	3,889	3,889
National City Bank of Indiana
5.37%, 05/21/07	648	648
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	4,278	4,279
Newcastle Ltd.
5.35%, 04/24/07 (4)	457	457
Northern Rock PLC
5.37%, 08/03/07 (4)	1,556	1,556
Northlake CDO I
5.46%, 09/06/07 (4)	389	389
Principal Life Global Funding I
5.83%, 02/08/07	583	584
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	1,880	1,879
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	1,296	1,296
Strips III LLC
5.38%, 07/24/07 (4)	306	306

SunTrust Bank
5.30%, 05/01/07	1,296	1,296
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	3,163	3,163
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	1,815	1,815
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	1,805	1,805
Wachovia Bank N.A.
5.43%, 05/22/07	2,593	2,593
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	972	973
Wells Fargo & Co.
5.34%, 09/14/07 (4)	648	648
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	972	972
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	3,889	3,889
Wind Master Trust
5.32%, 07/25/07 (4)	519	519

		86,566

TOTAL SHORT-TERM INVESTMENTS (Cost: $869,908)		869,908

TOTAL INVESTMENTS IN SECURITIES — 100.44% (Cost: $145,492,114)		160,599,129

Security	Shares	Value
SHORT POSITIONS (8) — (0.03)%
COMMON STOCKS — (0.03)%
Tim Hortons Inc.	(1,847)	(48,576)

		(48,576)

TOTAL SHORT POSITIONS (Proceeds: $48,427)		(48,576)
Other Assets, Less Liabilities — (0.41)%		(656,209)

NET ASSETS — 100.00%		$159,894,344

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.97%
BIOTECHNOLOGY—50.83%
Affymetrix Inc. (1)	471,009	$10,154,955
Alexion Pharmaceuticals Inc. (1)	304,619	10,350,954
Amgen Inc. (1)	3,327,813	238,038,464
Arena Pharmaceuticals Inc. (1)(2)	350,509	4,199,098
ARIAD Pharmaceuticals Inc. (1)	583,690	2,544,888
ArQule Inc. (1)	248,900	1,047,869
Barrier Therapeutics Inc. (1)	267,212	1,726,190
Biocryst Pharmaceuticals Inc. (1)	272,146	3,393,661
Biogen Idec Inc. (1)	1,214,360	54,257,605
Celgene Corp. (1)	1,387,097	60,061,300
Cell Genesys Inc. (1)(2)	582,447	2,661,783
Cotherix Inc. (1)(2)	288,688	2,038,137
Crucell NV ADR (1)(2)	100,724	2,397,231
CuraGen Corp. (1)(2)	514,189	1,768,810
Curis Inc. (1)	364,034	498,727
Cytokinetics Inc. (1)	329,759	2,120,350
deCODE genetics Inc. (1)(2)	609,932	3,354,626
Digene Corp. (1)	308,669	13,319,067
Diversa Corp. (1)	448,432	3,596,425
Encysive Pharmaceuticals Inc. (1)(2)	539,320	2,319,076
Enzon Pharmaceuticals Inc. (1)	536,152	4,423,254
Exelixis Inc. (1)	1,024,231	8,921,052
Gene Logic Inc. (1)	233,217	361,486
Genitope Corp. (1)(2)	369,104	1,077,784
Genomic Health Inc. (1)	118,397	1,712,021
Genzyme Corp. (1)	832,038	56,137,604
Geron Corp. (1)(2)	773,287	4,848,509
GTx Inc. (1)(2)	121,447	1,122,170
Harvard Bioscience Inc. (1)	262,418	1,180,881
Human Genome Sciences Inc. (1)	648,961	7,489,010
ICOS Corp. (1)(2)	270,869	6,787,977
Illumina Inc. (1)	381,992	12,621,016
Immunogen Inc. (1)	312,303	1,105,553
Immunomedics Inc. (1)(2)	591,876	1,053,539
Incyte Corp. (1)	888,115	3,756,726
Inhibitex Inc. (1)	125,017	191,276
InterMune Inc. (1)(2)	479,256	7,869,384
Invitrogen Corp. (1)	213,744	13,553,507
Keryx Biopharmaceuticals Inc. (1)	465,685	5,509,054
Kosan Biosciences Inc. (1)	218,711	1,056,374
Lexicon Genetics Inc. (1)	606,116	2,285,057
LifeCell Corp. (1)	283,266	9,126,831
MedImmune Inc. (1)	844,121	24,656,774
Millennium Pharmaceuticals Inc. (1)	1,136,519	11,308,364
Momenta Pharmaceuticals Inc. (1)(2)	302,793	4,093,761
Monogram Biosciences Inc. (1)	1,276,189	1,952,569
Myogen Inc. (1)	350,489	12,295,154
Myriad Genetics Inc. (1)	347,567	8,567,527
Nektar Therapeutics (1)(2)	1,021,510	14,719,959

Neurochem Inc. (1) (2)	443,639	8,220,631
Northfield Laboratories Inc. (1)(2)	226,433	3,251,578
Novavax Inc. (1)(2)	596,557	2,260,951
Orchid Cellmark Inc. (1)	182,000	422,240
Oscient Pharmaceuticals Corp. (1)	931,039	958,970
Panacos Pharmaceuticals Inc. (1)	525,078	2,604,387
PDL BioPharma Inc. (1)	801,761	15,393,811
Qiagen NV (1)(2)	828,761	13,127,574
Regeneron Pharmaceuticals Inc. (1)	744,590	11,682,617
Savient Pharmaceuticals Inc. (1)	562,332	3,660,781
Seattle Genetics Inc. (1)	457,888	2,225,336
Sirna Therapeutics Inc. (1)(2)	643,230	3,582,791
StemCells Inc. (1)(2)	734,805	1,565,135
SuperGen Inc. (1)	522,388	2,434,328
Telik Inc. (1)(2)	529,801	9,425,160
Tercica Inc. (1)	346,059	1,844,494
Third Wave Technologies Inc. (1)	436,817	1,956,940
Vasogen Inc. (1)(2)	898,554	633,481
Vertex Pharmaceuticals Inc. (1)(2)	1,078,177	36,280,656
XOMA Ltd. (1)	1,409,578	2,664,102

		773,829,352
COMMERCIAL SERVICES—0.22%
Albany Molecular Research Inc. (1)	361,248	3,381,281

		3,381,281
HEALTH CARE - PRODUCTS—2.78%
Biosite Inc. (1)	127,271	5,883,738
Bioveris Corp. (1)	19,406	182,222
Cerus Corp. (1)	258,386	1,434,042
Columbia Laboratories Inc. (1)	182,374	631,014
EPIX Pharmaceuticals Inc. (1)	170,308	705,075
Gen-Probe Inc. (1)	330,777	15,510,134
Luminex Corp. (1)	201,537	3,674,020
Solexa Inc. (1)(2)	247,139	2,179,766
TECHNE Corp. (1)	238,627	12,136,569

		42,336,580
PHARMACEUTICALS—46.14%
Abraxis BioScience Inc. (1)	759,758	21,106,077
ACADIA Pharmaceuticals Inc. (1)	286,935	2,479,118
Adams Respiratory Therapeutics Inc. (1)	303,166	11,092,844
Adolor Corp. (1)	575,530	7,982,601
Alkermes Inc. (1)	812,774	12,882,468
Alnylam Pharmaceuticals Inc. (1)(2)	307,562	4,431,968
Amylin Pharmaceuticals Inc. (1)(2)	534,153	23,540,123
Anadys Pharmaceuticals Inc. (1)	262,170	760,293
Angiotech Pharmaceuticals Inc. (1)	417,238	3,659,177
Antigenics Inc. (1)(2)	436,088	675,936
Array BioPharma Inc. (1)	264,876	2,256,744
Aspreva Pharmaceuticals Corp. (1)	274,423	7,121,277
AtheroGenics Inc. (1)(2)	552,909	7,281,812
AVI BioPharma Inc. (1)(2)	538,981	1,956,501
Axcan Pharma Inc. (1)	673,075	9,194,204
Bioenvision Inc. (1)	394,422	2,173,265
BioMarin Pharmaceutical Inc. (1)	957,111	13,619,690
Cardiome Pharma Corp. (1)	361,510	4,175,440
Cell Therapeutics Inc. (1)(2)	932,868	1,595,204
Cephalon Inc. (1)(2)	257,030	15,871,602
CollaGenex Pharmaceuticals Inc. (1)	145,839	1,894,449
Connetics Corp. (1)	448,243	4,885,849
Cubist Pharmaceuticals Inc. (1)(2)	586,608	12,752,858
CV Therapeutics Inc. (1)(2)	552,118	6,150,595

Cypress Bioscience Inc. (1)	353,102	2,577,645
Dendreon Corp. (1)	666,904	2,981,061
Depomed Inc. (1)	394,544	1,609,740
Discovery Laboratories Inc. (1)(2)	566,771	1,207,222
DOV Pharmaceutical Inc. (1)	210,225	189,202
Draxis Health Inc. (1)	5,859	25,662
Durect Corp. (1)	582,866	2,389,751
Dyax Corp. (1)	472,853	1,574,600
Endo Pharmaceuticals Holdings Inc. (1)	603,827	19,654,569
Flamel Technologies SA ADR (1)	247,558	4,641,712
Genta Inc. (1)(2)	1,736,803	1,354,706
Gilead Sciences Inc. (1)	1,442,615	99,107,651
Hi-Tech Pharmacal Co. Inc. (1)	131,230	1,658,747
Hollis-Eden Pharmaceuticals Inc. (1)(2)	223,570	1,182,685
Idenix Pharmaceuticals Inc. (1)(2)	475,497	4,612,321
ImClone Systems Inc. (1)	353,216	10,003,077
Indevus Pharmaceuticals Inc. (1)	455,304	2,695,400
Inspire Pharmaceuticals Inc. (1)	609,872	3,104,248
Introgen Therapeutics Inc. (1)(2)	290,055	1,305,248
Isis Pharmaceuticals Inc. (1)	660,834	4,744,788
ISTA Pharmaceuticals Inc. (1)(2)	241,734	1,433,483
Kos Pharmaceuticals Inc. (1)	395,619	19,551,491
MannKind Corp. (1)(2)	526,740	10,008,060
Matrixx Initiatives Inc. (1)	95,092	1,809,601
Medarex Inc. (1)	1,572,030	16,883,602
Medicines Co. (The) (1)	336,138	7,583,273
MGI Pharma Inc. (1)	596,467	10,265,197
Nabi Biopharmaceuticals (1)	729,535	4,216,712
Nastech Pharmaceutical Co. Inc. (1)	214,319	3,270,508
NeoPharm Inc. (1)	239,538	1,161,759
Neurocrine Biosciences Inc. (1)	189,960	2,042,070
New River Pharmaceuticals Inc. (1)(2)	278,056	7,154,381
NitroMed Inc. (1)(2)	375,975	1,191,841
Noven Pharmaceuticals Inc. (1)	193,288	4,662,107
NPS Pharmaceuticals Inc. (1)	385,859	1,470,123
Nuvelo Inc. (1)	447,826	8,168,346
Onyx Pharmaceuticals Inc. (1)(2)	522,192	9,028,700
OSI Pharmaceuticals Inc. (1)(2)	468,528	17,583,856
Pain Therapeutics Inc. (1)(2)	348,001	2,999,769
Penwest Pharmaceuticals Co. (1)	195,634	3,257,306
Perrigo Co.	866,901	14,711,310
Pharmacyclics Inc. (1)(2)	184,647	897,384
Pharmion Corp. (1)	335,510	7,230,241
POZEN Inc. (1)	284,056	3,652,960
Progenics Pharmaceuticals Inc. (1)	268,701	6,303,725
QLT Inc. (1)	722,685	5,492,406
Renovis Inc. (1)	288,806	3,973,971
Rigel Pharmaceuticals Inc. (1)	243,492	2,500,663
Salix Pharmaceuticals Ltd. (1)	477,772	6,478,588
Santarus Inc. (1)(2)	479,498	3,557,875
SciClone Pharmaceuticals Inc. (1)	426,488	989,452
Sciele Pharma Inc. (1)	356,540	6,717,214
Sepracor Inc. (1)(2)	484,996	23,493,206
Shire PLC ADR	447,829	22,118,274
Tanox Inc. (1)	555,423	6,565,100
Taro Pharmaceutical Industries Ltd. (1)(2)	146,850	1,953,105
Teva Pharmaceutical Industries Ltd. ADR	1,948,398	66,420,888
Threshold Pharmaceuticals Inc. (1)	432,868	1,112,471
Trimeris Inc. (1)	304,052	2,675,658
United Therapeutics Inc. (1)	249,961	13,132,951
ViaCell Inc. (1)	314,727	1,321,853
ViroPharma Inc. (1)	616,251	7,499,775
VIVUS Inc. (1)	411,367	1,522,058

Zymogenetics Inc. (1)	726,230	12,251,500

		702,474,943

TOTAL COMMON STOCKS (Cost: $1,919,951,599)		1,522,022,156

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.78%
CERTIFICATES OF DEPOSIT (3)—0.42%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$888,198	888,198
Societe Generale
5.33%, 12/08/06	1,268,859	1,268,859
Washington Mutual Bank
5.36%, 11/13/06	3,172,147	3,172,147
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,015,087	1,015,087

		6,344,291
COMMERCIAL PAPER (3)—1.32%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	687,442	680,071
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	317,215	315,770
Atlantis One Funding
5.30%, 11/14/06 (4)	1,740,976	1,729,954
Beta Finance Inc.
5.27%, 01/25/07 (4)	253,772	249,504
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	400,579	396,290
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	643,210	639,138
CC USA Inc.
5.03%, 10/24/06 (4)	253,772	252,992
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	1,459,188	1,450,618
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	761,315	755,244
Curzon Funding LLC
5.29%, 11/17/06 (4)	1,268,859	1,260,282
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	936,063	926,561
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	1,268,859	1,262,321
Five Finance Inc.
5.19%, 12/01/06 (4)	570,986	566,047
Galleon Capital Corp.
5.27%, 12/18/06 (4)	177,412	175,412
General Electric Capital Services Inc.
5.22%, 12/11/06	126,886	125,598
Giro Funding US Corp.
5.34%, 10/10/06 (4)	634,429	633,677
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	609,052	606,723
HBOS Treasury Services PLC
5.27%, 12/15/06	253,772	251,025
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	2,537,718	2,530,993

Landale Funding LLC
5.31%, 11/15/06 (4)	989,710	983,293
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	693,076	688,684
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	818,414	813,122
Nationwide Building Society
5.27%, 12/15/06	444,101	439,290
Nestle Capital Corp.
5.19%, 08/09/07	761,315	727,181
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	676,048	665,219
Sydney Capital Corp.
5.27%, 12/08/06 (4)	30,262	29,965
Tulip Funding Corp.
5.29%, 11/15/06 (4)	669,222	664,895
White Pine Finance LLC
5.12%, 10/27/06 (4)	239,814	238,962

		20,058,831
MEDIUM-TERM NOTES (3)—0.34%
Bank of America N.A.
5.28%, 04/20/07	317,215	317,215
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	951,644	951,644
K2 USA LLC
5.39%, 06/04/07 (4)	951,644	951,644
Marshall & Ilsley Bank
5.18%, 12/15/06	1,268,859	1,269,744
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	1,484,565	1,484,565
US Bank N.A.
2.85%, 11/15/06	253,772	253,209

		5,228,021
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30% (5)(6)	693,591	693,591

		693,591
REPURCHASE AGREEMENTS (3)—2.07%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,538,866 (collateralized by non-U.S. Government debt securities, value $2,615,260, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$2,537,718	2,537,718
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,904,137 (collateralized by non-U.S. Government debt securities, value $2,094,755, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,903,288	1,903,288
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,904,151 (collateralized by non-U.S. Government debt securities, value $2,094,755, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,903,288	1,903,288

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $126,943 (collateralized by non-U.S. Government debt securities, value $130,763, 5.75%, 3/15/16).	126,886	126,886
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,443,016 (collateralized by non-U.S. Government debt securities, value $4,665,573, 5.87%, 6/25/36).	4,441,006	4,441,006
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,396,384 (collateralized by non-U.S. Government debt securities, value $1,551,177, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,395,745	1,395,745
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $761,666 (collateralized by non-U.S. Government debt securities, value $835,249, 0.00% to 10.00%, 5/27/33 to 9/29/36).	761,315	761,315
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $2,538,864 (collateralized by non-U.S. Government debt securities, value $2,666,042, 0.00% to 9.00%, 5/1/17 to 2/25/46).	2,537,718	2,537,718
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,904,149 (collateralized by non-U.S. Government debt securities, value $2,627,955, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,903,288	1,903,288
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,523,333 (collateralized by non-U.S. Government debt securities, value $1,599,625, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,522,631	1,522,631
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $317,360 (collateralized by non-U.S. Government debt securities, value $333,300, 6.50% to 7.63%, 2/1/07 to 6/1/16).	317,215	317,215
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,538,866 (collateralized by non-U.S. Government debt securities, value $2,666,100, 0.79% to 9.08%, 8/5/18 to 12/20/54).	2,537,718	2,537,718
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,538,866 (collateralized by non-U.S. Government debt securities, value $2,615,294, 4.85% to 8.60%, 5/1/09 to 12/1/25).	2,537,718	2,537,718
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,269,433 (collateralized by non-U.S. Government debt securities, value $1,386,493, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,268,859	1,268,859

Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,713,748 (collateralized by non-U.S. Government debt securities, value $1,803,511, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,712,959	1,712,959
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $922,206 (collateralized by non-U.S. Government debt securities, value $961,787, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	888,201	888,201
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $3,300,531 (collateralized by non-U.S. Government debt securities, value $3,465,854, 0.06% to 7.95%, 8/15/13 to 7/15/45).	3,299,033	3,299,033

		31,594,586
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	228,027	228,027

		228,027
VARIABLE & FLOATING RATE NOTES (3)—5.57%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	3,248,279	3,248,682
American Express Bank
5.29%, 02/28/07	1,268,859	1,268,855
American Express Centurion Bank
5.42%, 07/19/07	1,395,745	1,397,026
American Express Credit Corp.
5.43%, 07/05/07	380,658	380,849
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	241,083	241,083
ASIF Global Financing
5.51%, 05/03/07 (4)	126,886	126,927
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	824,758	824,758
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	1,839,845	1,839,914
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	3,235,590	3,235,738
BMW US Capital LLC
5.33%, 10/15/07 (4)	1,268,859	1,268,859
BNP Paribas
5.36%, 05/18/07 (4)	2,347,389	2,347,389
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	926,267	926,267
CC USA Inc.
5.48%, 07/30/07 (4)	634,429	634,504
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	317,215	317,215
Credit Agricole SA
5.48%, 07/23/07	1,268,859	1,268,859
Credit Suisse First Boston NY
5.51%, 04/24/07	634,429	634,453
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	317,215	317,215
DEPFA Bank PLC
5.43%, 09/14/07	1,268,859	1,268,859
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	1,459,188	1,459,270

Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	1,268,859	1,268,859
Fifth Third Bancorp
5.31%, 09/21/07 (4)	2,537,718	2,537,718
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	1,268,859	1,268,770
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,332,302	1,332,583
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	4,441,006	4,441,006
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	1,015,087	1,015,223
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,903,288	1,903,556
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	1,268,859	1,268,859
Holmes Financing PLC
5.30%, 07/16/07 (4)	2,220,503	2,220,503
JP Morgan Chase & Co.
5.30%, 08/02/07	951,644	951,644
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	951,644	951,607
Kestrel Funding LLC
5.31%, 07/11/07 (4)	507,544	507,502
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	761,315	761,315
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	1,323,290	1,323,289
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	1,586,074	1,585,804
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	1,395,745	1,395,659
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	559,094	559,094
Marshall & Ilsley Bank
5.31%, 10/15/07	697,872	697,872
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	1,903,288	1,903,288
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	126,886	126,886
Monumental Global Funding II
5.38%, 12/27/06 (4)	253,772	253,791
Mound Financing PLC
5.30%, 05/08/07 (4)	1,192,727	1,192,727
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	3,806,576	3,806,522
National City Bank of Indiana
5.37%, 05/21/07	634,429	634,463
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	4,187,234	4,188,118
Newcastle Ltd.
5.35%, 04/24/07 (4)	447,273	447,199
Northern Rock PLC
5.37%, 08/03/07 (4)	1,522,631	1,522,663
Northlake CDO I
5.46%, 09/06/07 (4)	380,658	380,658
Principal Life Global Funding I
5.83%, 02/08/07	570,986	571,929
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	1,839,845	1,839,809
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	1,268,859	1,268,859

Strips III LLC
5.38%, 07/24/07 (4)	299,841	299,841
SunTrust Bank
5.30%, 05/01/07	1,268,859	1,268,904
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	3,096,015	3,095,770
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	1,776,402	1,776,403
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	1,767,083	1,767,083
Wachovia Bank N.A.
5.43%, 05/22/07	2,537,718	2,537,718
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	951,644	952,149
Wells Fargo & Co.
5.34%, 09/14/07 (4)	634,429	634,465
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	951,644	951,640
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	3,806,576	3,805,869
Wind Master Trust
5.32%, 07/25/07 (4)	507,544	507,544

		84,731,883

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,879,230)		148,879,230

TOTAL INVESTMENTS IN SECURITIES — 109.75% (Cost: $2,068,830,829)		1,670,901,386
Other Assets, Less Liabilities — (9.75)%		(148,507,535)

NET ASSETS — 100.00%		$1,522,393,851

ADR - American Depositary Receipts

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.88%
ADVERTISING—0.25%
ADVO Inc.	4,984	$139,449
Catalina Marketing Corp.	7,252	199,430
Clear Channel Outdoor Holdings Inc. Class A (1)	5,555	113,322
Donnelley (R.H.) Corp.	8,044	425,528
Gaiam Inc. (1)	2,543	32,830
Getty Images Inc. (1)	8,166	405,687
Harte-Hanks Inc.	8,790	231,616
Interpublic Group of Companies Inc. (1)	69,083	683,922
inVentiv Health Inc. (1)	4,584	146,826
Lamar Advertising Co. (1)	13,115	700,472
Marchex Inc. Class B (1)(2)	3,621	55,546
Omnicom Group Inc.	26,927	2,520,367
SITEL Corp. (1)	9,191	27,665
ValueVision Media Inc. Class A (1)	4,788	55,493

		5,738,153
AEROSPACE & DEFENSE—1.88%
AAR Corp. (1)	5,724	136,460
Alliant Techsystems Inc. (1)	5,533	448,505
Argon ST Inc. (1)	2,003	48,012
Armor Holdings Inc. (1)	4,710	270,024
BE Aerospace Inc. (1)	12,165	256,560
Boeing Co. (The)	126,030	9,937,465
Curtiss-Wright Corp.	6,878	208,747
DRS Technologies Inc.	6,255	273,156
EDO Corp.	2,605	59,602
Esterline Technologies Corp. (1)	3,990	134,702
GenCorp Inc. (1)	8,684	111,503
General Dynamics Corp.	63,640	4,561,079
Goodrich Corp.	19,590	793,787
HEICO Corp.	3,230	110,789
Herley Industries Inc. (1)	2,284	28,276
Innovative Solutions & Support Inc. (1)	1,883	27,360
K&F Industries Holdings Inc. (1)	2,946	55,326
Kaman Corp.	3,771	67,916
L-3 Communications Holdings Inc.	19,230	1,506,286
Lockheed Martin Corp.	57,734	4,968,588
Moog Inc. Class A (1)	5,777	200,231
MTC Technologies Inc. (1)	1,594	38,320
Northrop Grumman Corp.	54,187	3,688,509
Orbital Sciences Corp. (1)	9,386	176,175
Raytheon Co.	70,324	3,376,255
Rockwell Collins Inc.	26,974	1,479,254
Sequa Corp. Class A (1)	1,057	99,210
Teledyne Technologies Inc. (1)	5,380	213,048
TransDigm Group Inc. (1)	1,738	42,442
Triumph Group Inc.	2,499	105,833
United Industrial Corp.	1,476	78,966
United Technologies Corp.	159,333	10,093,746

		43,596,132

AGRICULTURE—1.63%
Alico Inc.	598	34,989
Alliance One International Inc. (1)	14,925	61,192
Altria Group Inc.	329,098	25,192,452
Andersons Inc.	2,216	75,676
Archer-Daniels-Midland Co.	103,176	3,908,307
Delta & Pine Land Co.	5,587	226,273
Loews Corp. - Carolina Group	14,739	816,393
Maui Land & Pineapple Co. Inc. (1)	556	16,497
Monsanto Co.	85,314	4,010,611
Reynolds American Inc.	27,051	1,676,350
Tejon Ranch Co. (1)	1,713	72,683
Universal Corp.	4,044	147,727
UST Inc.	25,460	1,395,972
Vector Group Ltd. (2)	6,269	101,677

		37,736,799
AIRLINES—0.23%
AirTran Holdings Inc. (1)	14,263	141,489
Alaska Air Group Inc. (1)	6,224	236,761
AMR Corp. (1)	33,320	771,025
Continental Airlines Inc. Class B (1)	13,780	390,112
ExpressJet Holdings Inc. (1)	7,770	51,360
Frontier Airlines Holdings Inc. (1)(2)	5,682	46,877
JetBlue Airways Corp. (1)(2)	27,288	252,960
Mesa Air Group Inc. (1)	5,675	44,038
Republic Airways Holdings Inc. (1)	5,102	79,183
SkyWest Inc.	10,008	245,396
Southwest Airlines Co.	126,687	2,110,605
UAL Corp. (1)	16,437	436,731
US Airways Group Inc. (1)	9,556	423,617

		5,230,154
APPAREL—0.47%
Carter’s Inc. (1)	7,627	201,277
Cherokee Inc.	1,219	44,628
Coach Inc. (1)	60,661	2,086,738
Columbia Sportswear Co. (1)	2,064	115,233
Crocs Inc. (1)(2)	1,561	52,996
Deckers Outdoor Corp. (1)	1,718	81,296
Guess? Inc. (1)	3,286	159,470
Gymboree Corp. (1)	5,230	220,601
Hanesbrands Inc. (1)	15,104	339,991
Hartmarx Corp. (1)	4,978	33,701
Iconix Brand Group Inc. (1)	5,507	88,663
Jones Apparel Group Inc.	17,681	573,572
Kellwood Co.	4,024	116,012
K-Swiss Inc. Class A	4,067	122,254
Liz Claiborne Inc.	16,559	654,246
Maidenform Brands Inc. (1)	2,285	44,100
Nike Inc. Class B	30,423	2,665,663
Oxford Industries Inc.	2,377	101,997
Perry Ellis International Inc. (1)	1,142	35,265
Phillips-Van Heusen Corp.	8,668	362,062
Polo Ralph Lauren Corp.	9,684	626,458
Quiksilver Inc. (1)	19,174	232,964
Skechers U.S.A. Inc. Class A (1)	1,691	39,755
Steven Madden Ltd.	3,266	128,158
Stride Rite Corp.	5,773	80,591
Timberland Co. Class A (1)	7,860	226,132

True Religion Apparel Inc. (1) (2)	2,067	43,634
VF Corp.	13,876	1,012,254
Volcom Inc. (1)	2,057	46,365
Warnaco Group Inc. (The) (1)	7,385	142,826
Weyco Group Inc.	1,087	24,316
Wolverine World Wide Inc.	8,746	247,599

		10,950,817
AUTO MANUFACTURERS—0.34%
A.S.V. Inc. (1)(2)	3,278	48,875
Ford Motor Co.	284,366	2,300,521
General Motors Corp.	74,525	2,478,701
Navistar International Corp. (1)	9,757	251,926
Oshkosh Truck Corp.	11,662	588,581
PACCAR Inc.	39,466	2,250,351
Wabash National Corp.	4,892	66,971

		7,985,926
AUTO PARTS & EQUIPMENT—0.24%
Accuride Corp. (1)	3,557	39,163
Aftermarket Technology Corp. (1)	3,419	60,721
American Axle & Manufacturing Holdings Inc.	8,164	136,257
ArvinMeritor Inc.	11,068	157,608
Autoliv Inc.	13,125	723,319
Bandag Inc.	1,765	72,436
BorgWarner Inc.	8,994	514,187
Commercial Vehicle Group Inc. (1)	3,306	63,674
Cooper Tire & Rubber Co. (2)	9,636	96,938
Fuel Systems Solutions Inc. (1)	1,764	22,438
Goodyear Tire & Rubber Co. (The) (1)	27,838	403,651
Johnson Controls Inc.	30,759	2,206,651
Keystone Automotive Industries Inc. (1)	2,532	96,267
Lear Corp.	10,583	219,068
Miller Industries Inc. (1)	1,496	27,332
Modine Manufacturing Co.	5,277	128,389
Noble International Ltd.	1,803	22,556
Superior Industries International Inc. (2)	3,612	60,645
Tenneco Inc. (1)	7,111	166,326
Titan International Inc. (2)	2,600	47,008
TRW Automotive Holdings Corp. (1)	6,844	164,735
Visteon Corp. (1)	20,103	163,839

		5,593,208
BANKS—6.80%
Alabama National Bancorp	2,352	160,524
AMCORE Financial Inc.	3,440	104,198
AmericanWest Bancorporation	1,774	37,697
Ameris Bancorp	2,034	55,345
AmSouth Bancorp	54,557	1,584,335
Arrow Financial Corp.	1,673	42,439
Associated Bancorp	20,946	680,745
BancFirst Corp.	1,101	51,439
Bancorp Inc. (The) (1)	1,665	42,441
BancorpSouth Inc.	12,462	345,945
BancTrust Financial Group Inc.	1,535	42,811
Bank Mutual Corp.	9,557	115,926
Bank of America Corp.	719,216	38,528,401
Bank of Granite Corp.	2,523	44,219
Bank of Hawaii Corp.	7,988	384,702
Bank of New York Co. Inc. (The)	120,124	4,235,572
Bank of the Ozarks Inc. (2)	1,858	62,930
Banner Corp.	1,908	78,304
BB&T Corp.	86,157	3,771,953

BOK Financial Corp.	3,429	180,365
Boston Private Financial Holdings Inc.	5,537	154,372
Cadence Financial Corp.	1,495	30,304
Camden National Corp.	1,060	42,612
Capital City Bank Group Inc.	2,046	63,631
Capital Corp of the West	1,485	46,065
Capitol Bancorp Ltd.	2,103	93,583
Cardinal Financial Corp.	3,825	41,922
Cascade Bancorp	3,537	132,814
Cass Information Systems Inc.	914	30,263
Cathay General Bancorp	8,087	291,941
Centennial Bank Holdings Inc. (1)	9,272	89,753
Center Financial Corp.	1,911	45,444
Centerstate Banks of Florida Inc.	1,413	28,401
Central Pacific Financial Corp.	4,788	175,145
Chemical Financial Corp.	3,943	117,028
Chittenden Corp.	7,349	210,843
Citizens Banking Corp.	6,712	176,257
City Bank	1,352	63,585
City Holding Co.	2,795	111,437
City National Corp.	6,553	439,444
Coastal Financial Corp.	2,635	33,195
CoBiz Inc.	2,320	53,035
Colonial BancGroup Inc. (The)	24,496	600,152
Columbia Bancorp	1,556	38,262
Columbia Banking System Inc.	2,511	80,377
Comerica Inc.	25,603	1,457,323
Commerce Bancorp Inc.	29,096	1,068,114
Commerce Bancshares Inc.	10,489	530,429
Community Bancorp (1)	982	29,961
Community Bancorp Inc.	782	31,968
Community Bank System Inc.	4,696	104,063
Community Banks Inc.	3,742	100,286
Community Trust Bancorp Inc.	2,362	88,929
Compass Bancshares Inc.	20,381	1,161,309
Corus Bankshares Inc. (2)	6,133	137,134
Cullen/Frost Bankers Inc.	8,654	500,374
CVB Financial Corp.	9,579	141,482
East West Bancorp Inc.	9,540	377,879
Enterprise Financial Services Corp.	1,499	46,259
F.N.B. Corp. (Pennsylvania)	9,035	150,523
Farmers Capital Bank Corp.	1,045	35,394
Fifth Third Bancorp	75,288	2,866,967
First Bancorp (North Carolina)	1,860	37,907
First BanCorp (Puerto Rico)	11,013	121,804
First Busey Corp. Class A	2,391	54,300
First Charter Corp.	4,882	117,461
First Citizens BancShares Inc. Class A	950	181,545
First Commonwealth Financial Corp.	11,087	144,464
First Community Bancorp	3,039	170,032
First Community Bancshares Inc.	1,572	52,458
First Financial Bancorp	5,273	83,893
First Financial Bankshares Inc. (2)	3,251	124,026
First Financial Corp.	2,087	66,596
First Horizon National Corp.	19,481	740,473
First Indiana Corp.	2,000	52,020
First Merchants Corp.	2,899	68,561
First Midwest Bancorp Inc.	7,836	296,906
First Regional Bancorp (1)	1,292	44,018
First Republic Bank	3,407	145,002
1st Source Corp.	2,000	59,040
First South Bancorp Inc. (2)	1,278	39,094
First State Bancorp	2,765	71,807

FirstMerit Corp.	12,534	290,413
Flag Financial Corp.	2,213	55,414
FNB Corp. (Virginia)	1,153	41,520
Fremont General Corp.	10,338	144,629
Frontier Financial Corp.	6,251	162,138
Fulton Financial Corp.	27,268	441,469
GB&T Bancshares Inc. (2)	2,030	42,732
Glacier Bancorp Inc.	5,076	173,447
Great Southern Bancorp Inc.	1,649	46,337
Greater Bay Bancorp	7,910	223,141
Greene County Bancshares Inc.	1,361	49,758
Hancock Holding Co.	4,244	227,266
Hanmi Financial Corp.	6,392	125,283
Harleysville National Corp.	4,535	91,154
Heartland Financial USA Inc.	2,278	58,499
Heritage Commerce Corp.	1,859	43,017
Home Bancshares Inc.	1,796	39,656
Horizon Financial Corp.	1,558	46,522
Huntington Bancshares Inc.	38,749	927,264
IBERIABANK Corp.	1,530	93,330
Independent Bank Corp. (Massachusetts)	2,368	77,007
Independent Bank Corp. (Michigan)	3,606	87,561
Integra Bank Corp.	2,752	69,571
Interchange Financial Services Corp.	2,846	64,377
International Bancshares Corp.	7,309	216,931
Intervest Bancshares Corp. (1)	759	33,062
Investors Financial Services Corp.	10,329	444,973
Irwin Financial Corp.	3,175	62,103
ITLA Capital Corp.	868	46,664
KeyCorp	63,775	2,387,736
Lakeland Bancorp Inc. (2)	2,987	42,654
Lakeland Financial Corp.	1,894	44,528
M&T Bank Corp.	11,990	1,438,320
Macatawa Bank Corp.	2,170	49,671
MainSource Financial Group Inc.	2,677	45,429
Marshall & Ilsley Corp.	39,882	1,921,515
MB Financial Inc.	4,523	166,763
MBT Financial Corp.	2,322	34,458
Mellon Financial Corp.	65,258	2,551,588
Mercantile Bank Corp.	1,256	49,675
Mercantile Bankshares Corp.	19,499	707,229
MetroCorp Bancshares Inc.	1,089	24,709
Mid-State Bancshares	3,507	95,952
Midwest Banc Holdings Inc.	2,961	72,308
Nara Bancorp Inc.	3,338	61,052
National City Corp.	90,011	3,294,403
National Penn Bancshares Inc.	7,544	148,008
NBT Bancorp Inc.	5,401	125,627
North Fork Bancorp Inc.	73,673	2,109,995
Northern Empire Bancshares (1)	1,446	40,517
Northern Trust Corp.	34,350	2,007,070
Old National Bancorp	10,539	201,295
Old Second Bancorp Inc.	2,134	63,935
Omega Financial Corp.	1,976	59,418
Oriental Financial Group Inc.	3,294	39,264
Pacific Capital Bancorp	7,335	197,825
Park National Corp. (2)	1,866	186,768
Peoples Bancorp Inc.	1,667	48,726
Pinnacle Financial Partners Inc. (1)	2,408	86,206
Placer Sierra Bancshares	1,841	40,889
PNC Financial Services Group	46,649	3,379,254
Popular Inc.	44,021	855,768
Preferred Bank	663	39,760

PremierWest Bancorp	2,255	36,057
PrivateBancorp Inc. (2)	2,796	127,833
Prosperity Bancshares Inc.	4,024	136,977
Provident Bankshares Corp. (2)	5,181	191,956
R&G Financial Corp. Class B	4,368	32,542
Regions Financial Corp.	71,924	2,646,084
Renasant Corp.	2,443	68,575
Republic Bancorp Inc.	11,714	156,148
Republic Bancorp Inc. Class A	1,184	25,042
Royal Bancshares of Pennsylvania Class A	718	19,451
S&T Bancorp Inc.	4,086	132,795
Sandy Spring Bancorp Inc.	2,327	82,283
Santander BanCorp	687	12,977
SCBT Financial Corp.	1,361	50,901
Seacoast Banking Corp. of Florida	2,259	68,222
Security Bank Corp.	2,489	56,276
Shore Bancshares Inc. (2)	1,313	37,749
Sierra Bancorp	944	29,500
Signature Bank (1)	4,609	142,556
Simmons First National Corp. Class A	2,244	65,098
Sky Financial Group Inc.	15,826	394,067
Smithtown Bancorp Inc.	1,223	33,009
South Financial Group Inc. (The)	11,767	306,295
Southside Bancshares Inc.	1,654	44,145
Southwest Bancorp Inc.	2,226	57,475
State National Bancshares Inc.	1,656	62,911
State Street Corp.	52,399	3,269,698
Sterling Bancorp	2,951	58,017
Sterling Bancshares Inc.	7,181	145,415
Sterling Financial Corp. (Pennsylvania)	3,999	87,938
Sterling Financial Corp. (Washington)	5,808	188,353
Suffolk Bancorp	1,621	51,742
Summit Bancshares Inc.	1,638	46,061
Sun Bancorp Inc. (New Jersey) (1)	2,231	42,010
SunTrust Banks Inc.	57,326	4,430,153
Superior Bancorp (1)	2,761	31,751
Susquehanna Bancshares Inc.	8,156	199,333
SVB Financial Group (1)(2)	5,580	249,091
SY Bancorp Inc.	1,929	57,233
Synovus Financial Corp.	42,743	1,255,362
Taylor Capital Group Inc.	941	27,807
TCF Financial Corp.	20,919	549,961
TD Banknorth Inc.	15,832	457,228
Texas Capital Bancshares Inc. (1)	3,649	68,309
Texas Regional Bancshares Inc. Class A	7,210	277,225
Texas United Bancshares Inc.	1,451	47,868
Tompkins Trustco Inc.	1,075	48,859
TriCo Bancshares	2,170	53,707
TrustCo Bank Corp. NY (2)	11,792	127,825
Trustmark Corp.	7,306	229,628
U.S. Bancorp	280,547	9,319,771
UCBH Holdings Inc.	14,843	259,159
UMB Financial Corp.	4,967	181,643
Umpqua Holdings Corp.	8,814	252,080
Union Bankshares Corp.	1,383	61,295
UnionBanCal Corp.	8,408	512,047
United Bancshares Inc.	5,840	217,365
United Community Banks Inc.	5,321	159,896
United Security Bancshares (2)	1,166	26,282
Univest Corp. of Pennsylvania	1,807	52,204
USB Holding Co. Inc.	1,852	40,855
Valley National Bancorp	18,341	468,979
Vineyard National Bancorp	1,420	36,863

Virginia Commerce Bancorp Inc. (1)	2,448	54,346
Virginia Financial Group Inc.	1,693	46,490
W Holding Co. Inc.	17,103	101,079
Wachovia Corp.	253,518	14,146,304
Washington Trust Bancorp Inc.	1,807	47,904
Webster Financial Corp.	8,295	390,777
Wells Fargo & Co.	529,567	19,159,734
WesBanco Inc.	3,449	100,780
West Bancorporation	2,764	47,292
West Coast Bancorp	2,479	75,709
Westamerica Bancorp	4,936	249,317
Western Alliance Bancorp (1)	2,057	67,675
Whitney Holding Corp.	10,319	369,111
Wilmington Trust Corp.	10,718	477,487
Wilshire Bancorp Inc.	2,398	45,658
Wintrust Financial Corp.	3,982	199,697
Yardville National Bancorp	1,536	54,774
Zions Bancorporation	16,739	1,335,940

		157,859,521
BEVERAGES—1.80%
Anheuser-Busch Companies Inc.	121,822	5,787,763
Boston Beer Co. Inc. Class A (1)	1,471	48,322
Brown-Forman Corp. Class B	9,752	747,491
Coca-Cola Bottling Co. Consolidated	730	45,245
Coca-Cola Co. (The)	321,173	14,350,010
Coca-Cola Enterprises Inc.	48,228	1,004,589
Constellation Brands Inc. (1)	31,416	904,152
Farmer Brothers Co.	1,053	21,629
Green Mountain Coffee Roasters Inc. (1)	747	27,490
Hansen Natural Corp. (1)	9,584	311,288
Jones Soda Co. (1)	4,103	36,722
Molson Coors Brewing Co. Class B	7,745	533,630
National Beverage Corp. (2)	1,286	15,316
Peet’s Coffee & Tea Inc. (1)	2,175	54,397
Pepsi Bottling Group Inc.	21,772	772,906
PepsiAmericas Inc.	9,802	209,175
PepsiCo Inc.	260,449	16,996,902

		41,867,027
BIOTECHNOLOGY—1.53%
Advanced Magnetics Inc. (1)	1,254	42,761
ADVENTRX Pharmaceuticals Inc. (1)(2)	8,542	23,405
Affymetrix Inc. (1)	10,602	228,579
Alexion Pharmaceuticals Inc. (1)	4,953	168,303
American Oriental Bioengineering Inc. (1)	7,019	42,676
Amgen Inc. (1)	185,861	13,294,637
Applera Corp.-Celera Genomics Group (1)	12,093	168,335
Arena Pharmaceuticals Inc. (1)	7,421	88,904
ARIAD Pharmaceuticals Inc. (1)	9,754	42,527
Biocryst Pharmaceuticals Inc. (1)	3,608	44,992
Biogen Idec Inc. (1)	54,267	2,424,650
Bio-Rad Laboratories Inc. Class A (1)	2,926	206,956
Cambrex Corp.	4,205	87,086
Celgene Corp. (1)	54,786	2,372,234
Cell Genesys Inc. (1)(2)	7,177	32,799
Charles River Laboratories International Inc. (1)	10,802	468,915
Coley Pharmaceutical Group Inc. (1)(2)	2,819	32,193
Cotherix Inc. (1)	3,040	21,462
Cytokinetics Inc. (1)	4,033	25,932
deCODE genetics Inc. (1)	9,634	52,987
Digene Corp. (1)	2,759	119,051
Diversa Corp. (1)	4,784	38,368

Encysive Pharmaceuticals Inc. (1) (2)	9,296	39,973
Enzo Biochem Inc. (1)	4,298	52,393
Enzon Pharmaceuticals Inc. (1)	6,872	56,694
Exelixis Inc. (1)	13,186	114,850
Genentech Inc. (1)	73,578	6,084,901
Genitope Corp. (1)	4,127	12,051
Genomic Health Inc. (1)	1,952	28,226
Genzyme Corp. (1)	41,053	2,769,846
Geron Corp. (1)(2)	10,354	64,920
GTx Inc. (1)	1,965	18,157
Hana Biosciences Inc. (1)	4,506	30,911
Human Genome Sciences Inc. (1)	20,646	238,255
ICOS Corp. (1)	10,257	257,040
Illumina Inc. (1)	7,237	239,110
Incyte Corp. (1)	13,143	55,595
Integra LifeSciences Holdings Corp. (1)	2,990	112,065
InterMune Inc. (1)(2)	4,087	67,109
Invitrogen Corp. (1)	8,439	535,117
Keryx Biopharmaceuticals Inc. (1)	6,771	80,101
Lexicon Genetics Inc. (1)	10,154	38,281
LifeCell Corp. (1)	5,266	169,671
Martek Biosciences Corp. (1)(2)	5,034	108,281
Maxygen Inc. (1)	4,631	38,484
MedImmune Inc. (1)	39,276	1,147,252
Metabasis Therapeutics Inc. (1)	3,225	18,124
Millennium Pharmaceuticals Inc. (1)	49,455	492,077
Millipore Corp. (1)	8,436	517,127
Momenta Pharmaceuticals Inc. (1)	3,401	45,982
Monogram Biosciences Inc. (1)	20,470	31,319
Myogen Inc. (1)	6,671	234,019
Myriad Genetics Inc. (1)	6,199	152,805
Nektar Therapeutics (1)	14,060	202,605
Northfield Laboratories Inc. (1)(2)	3,974	57,067
Novavax Inc. (1)	9,650	36,573
Panacos Pharmaceuticals Inc. (1)	7,910	39,234
PDL BioPharma Inc. (1)	17,985	345,312
Peregrine Pharmaceuticals Inc. (1)	27,546	34,983
Regeneron Pharmaceuticals Inc. (1)	7,159	112,325
Replidyne Inc. (1)	789	7,424
Sangamo BioSciences Inc. (1)	4,542	25,254
Savient Pharmaceuticals Inc. (1)	9,714	63,238
Sirna Therapeutics Inc. (1)	6,311	35,152
SuperGen Inc. (1)	7,770	36,208
Telik Inc. (1)(2)	8,213	146,109
Vertex Pharmaceuticals Inc. (1)	17,451	587,226

		35,607,198
BUILDING MATERIALS—0.28%
AAON Inc.	1,467	33,462
American Standard Companies Inc.	28,125	1,180,406
Apogee Enterprises Inc.	4,418	67,198
Builders FirstSource Inc. (1)	2,367	36,049
Comfort Systems USA Inc.	6,323	72,462
Drew Industries Inc. (1)	2,910	73,507
Eagle Materials Inc.	7,904	266,207
ElkCorp	3,214	87,260
Florida Rock Industries Inc.	7,528	291,409
Genlyte Group Inc. (The) (1)	3,893	277,182
Goodman Global Inc. (1)	3,700	49,395
Interline Brands Inc. (1)	4,259	105,112
Lennox International Inc.	9,472	216,909
LSI Industries Inc.	3,143	51,074
Martin Marietta Materials Inc.	7,247	613,241

Masco Corp.	62,582	1,715,998
NCI Building Systems Inc. (1)(2)	3,211	186,784
PGT Inc. (1)	1,607	22,594
Simpson Manufacturing Co. Inc. (2)	5,818	157,261
Texas Industries Inc.	3,634	189,186
Trex Co. Inc. (1)(2)	1,864	45,034
U.S. Concrete Inc. (1)	5,252	34,191
Universal Forest Products Inc.	2,630	129,001
USG Corp. (1)	12,139	571,019

		6,471,941
CHEMICALS—1.47%
Air Products & Chemicals Inc.	35,373	2,347,706
Airgas Inc.	10,629	384,451
Albemarle Corp.	6,169	335,162
American Vanguard Corp. (2)	2,784	38,976
Arch Chemicals Inc.	3,761	107,000
Ashland Inc.	10,095	643,859
Balchem Corp.	1,824	36,097
Cabot Corp.	9,977	371,144
Celanese Corp. Class A	11,934	213,619
CF Industries Holdings Inc.	8,642	147,519
Chemtura Corp.	37,762	327,397
Cytec Industries Inc.	6,482	360,334
Dow Chemical Co. (The)	151,601	5,909,407
Du Pont (E.I.) de Nemours and Co.	145,224	6,221,396
Eastman Chemical Co.	12,939	698,965
Ecolab Inc.	28,455	1,218,443
Ferro Corp.	6,703	119,179
FMC Corp.	6,142	393,518
Fuller (H.B.) Co.	9,249	216,797
Georgia Gulf Corp.	5,374	147,355
Grace (W.R.) & Co. (1)	10,662	141,378
Hercules Inc. (1)	17,854	281,558
Huntsman Corp. (1)	14,163	257,767
Innospec Inc.	1,930	57,321
International Flavors & Fragrances Inc.	14,410	569,771
Kronos Worldwide Inc.	395	11,372
Lubrizol Corp.	10,744	491,323
Lyondell Chemical Co.	34,310	870,445
MacDermid Inc.	4,343	141,669
Minerals Technologies Inc.	3,122	166,715
Mosaic Co. (The) (1)	23,240	392,756
NewMarket Corp.	2,702	157,148
NL Industries Inc. (2)	1,190	11,829
Olin Corp.	11,362	174,520
OM Group Inc. (1)	4,609	202,519
OMNOVA Solutions Inc. (1)	6,510	27,212
Pioneer Companies Inc. (1)	1,849	45,319
PolyOne Corp. (1)	14,534	121,068
PPG Industries Inc.	26,100	1,750,788
Praxair Inc.	50,948	3,014,084
Rockwood Holdings Inc. (1)	5,527	110,429
Rohm & Haas Co.	25,365	1,201,033
RPM International Inc.	18,626	353,708
Schulman (A.) Inc.	4,127	97,026
Sensient Technologies Corp.	7,281	142,489
Sherwin-Williams Co. (The)	17,852	995,785
Sigma-Aldrich Corp.	10,604	802,405
Spartech Corp.	5,033	134,733
Stepan Co.	971	28,382
Symyx Technologies Inc. (1)	5,302	112,349
Terra Industries Inc. (1)	14,953	115,288

Tronox Inc. Class B	6,493	82,916
UAP Holding Corp.	7,996	170,875
Valhi Inc.	1,146	26,644
Valspar Corp. (The)	15,966	424,696
Westlake Chemical Corp.	2,134	68,309
Zoltek Companies Inc. (1)(2)	2,548	65,101

		34,057,054
COAL—0.17%
Alpha Natural Resources Inc. (1)	8,120	127,971
Arch Coal Inc.	22,608	653,597
CONSOL Energy Inc.	28,890	916,680
Foundation Coal Holdings Inc.	7,159	231,737
International Coal Group Inc. (1)	17,850	75,327
James River Coal Co. (1)(2)	2,614	27,578
Massey Energy Co.	12,876	269,623
Peabody Energy Corp.	41,785	1,536,852
Westmoreland Coal Co. (1)	1,058	20,811

		3,860,176
COMMERCIAL SERVICES—1.33%
Aaron Rents Inc.	6,872	157,919
ABM Industries Inc.	6,868	128,844
ACE Cash Express Inc. (1)	1,842	55,057
ADESA Inc.	14,114	326,175
Administaff Inc.	3,588	120,916
Advance America Cash Advance Centers Inc.	10,613	153,039
Advisory Board Co. (The) (1)	2,931	148,074
Albany Molecular Research Inc. (1)	3,999	37,431
Alderwoods Group Inc. (1)	6,393	126,773
Alliance Data Systems Corp. (1)	12,856	709,523
AMN Healthcare Services Inc. (1)	5,100	121,125
Apollo Group Inc. Class A (1)	22,005	1,083,526
ARAMARK Corp. Class B	18,757	616,355
Arbitron Inc.	4,731	175,094
Avis Budget Group Inc.	15,779	288,598
Bankrate Inc. (1)	1,609	42,735
Banta Corp.	3,769	179,404
Barrett Business Services Inc. (1)	1,096	23,531
BearingPoint Inc. (1)	29,251	229,913
Block (H & R) Inc.	51,821	1,126,589
Bowne & Co. Inc.	4,650	66,402
Bright Horizons Family Solutions Inc. (1)	4,146	173,013
Career Education Corp. (1)	15,338	345,105
CBIZ Inc. (1)	8,835	64,495
CDI Corp.	2,007	41,565
Central Parking Corp.	1,576	26,004
Cenveo Inc. (1)	8,363	157,392
Chemed Corp.	4,111	132,621
ChoicePoint Inc. (1)	13,519	483,980
Clark Inc.	2,758	31,083
Clayton Holdings Inc. (1)	1,352	16,995
Coinmach Service Corp. Class A	4,141	41,120
Coinstar Inc. (1)	4,377	125,970
Compass Diversified Trust	2,055	31,441
Consolidated Graphics Inc. (1)	1,770	106,501
Convergys Corp. (1)	22,010	454,506
Corinthian Colleges Inc. (1)	13,529	146,248
Cornell Companies Inc. (1)	1,795	31,018
Corporate Executive Board Co. (The)	6,338	569,850
Corrections Corp. of America (1)	9,446	408,540
CorVel Corp. (1)	826	28,976
CoStar Group Inc. (1)	2,633	108,796

CRA International Inc. (1)	1,778	84,739
Cross Country Healthcare Inc. (1)	5,039	85,663
Deluxe Corp.	8,056	137,758
DeVry Inc. (1)	9,581	203,788
Diamond Management & Technology Consultants Inc. (1)	4,593	51,166
Dollar Financial Corp. (1)	1,929	42,091
Dollar Thrifty Automotive Group Inc. (1)	3,868	172,397
Donnelley (R.R.) & Sons Co.	34,114	1,124,397
DynCorp International Inc. (1)	3,936	49,554
Educate Inc. (1)	2,781	22,220
Electro Rent Corp. (1)	2,993	50,911
Equifax Inc.	20,366	747,636
Euronet Worldwide Inc. (1)	5,509	135,246
Exponent Inc. (1)	2,517	41,958
First Advantage Corp. Class A (1)	1,081	22,550
First Consulting Group Inc. (1)	3,390	33,052
Forrester Research Inc. (1)	2,184	57,461
FTI Consulting Inc. (1)	6,276	157,277
Gartner Inc. (1)	8,933	157,131
Geo Group Inc. (The) (1)	2,034	85,936
Gevity HR Inc.	4,121	93,876
Global Cash Access Inc. (1)	5,233	78,966
H&E Equipment Services Inc. (1)	1,800	43,902
Healthcare Services Group Inc. (2)	4,282	107,735
HealthSpring Inc. (1)	2,952	56,826
Heartland Payment Systems Inc. (2)	2,376	61,776
Heidrick & Struggles International Inc. (1)	2,883	103,788
Hewitt Associates Inc. Class A (1)	8,335	202,207
Home Solutions of America Inc. (1)(2)	6,891	37,763
Hudson Highland Group Inc. (1)	3,853	37,759
Huron Consulting Group Inc. (1)	2,738	107,330
ICT Group Inc. (1)	1,066	33,547
Integrated Electrical Services Inc. (1)(2)	2,408	38,070
Interactive Data Corp. (1)	5,630	112,318
Iron Mountain Inc. (1)	18,147	779,232
ITT Educational Services Inc. (1)	6,869	455,415
Jackson Hewitt Tax Service Inc.	5,540	166,255
Kelly Services Inc. Class A	3,174	86,999
Kendle International Inc. (1)	1,926	61,671
Kenexa Corp. (1)	2,461	62,066
Kforce Inc. (1)	4,573	54,556
Korn/Ferry International (1)	6,657	139,398
Labor Ready Inc. (1)	8,566	136,456
Landauer Inc.	1,423	72,217
Laureate Education Inc. (1)	6,849	327,793
LECG Corp. (1)	3,825	71,757
Lincoln Educational Services Corp. (1)	711	11,632
Live Nation Inc. (1)	10,026	204,731
Manpower Inc.	13,853	848,773
MAXIMUS Inc.	3,372	88,009
McGrath RentCorp	3,452	88,371
McKesson Corp.	47,982	2,529,611
Medifast Inc. (1)	1,824	15,832
Midas Inc. (1)	2,439	50,439
Monro Muffler Brake Inc.	1,858	63,191
Monster Worldwide Inc. (1)	19,557	707,768
Moody’s Corp.	38,323	2,505,558
Morningstar Inc. (1)	2,212	81,623
MPS Group Inc. (1)	16,210	244,933
Navigant Consulting Inc. (1)	6,679	133,981
NCO Group Inc. (1)	5,072	132,988
Net 1 UEPS Technologies Inc. (1)	7,538	172,319

On Assignment Inc. (1)	4,101	40,231
PAREXEL International Corp. (1)	4,266	141,162
PeopleSupport Inc. (1)	2,909	53,816
Pharmaceutical Product Development Inc.	15,992	570,754
PharmaNet Development Group Inc. (1)	2,855	55,473
PHH Corp. (1)	8,370	229,338
PRA International (1)	2,811	75,026
Pre-Paid Legal Services Inc. (2)	1,597	63,353
Providence Service Corp. (The) (1)	1,885	52,007
QC Holdings Inc. (1)(2)	851	10,152
Quanta Services Inc. (1)	17,126	288,744
Rent-A-Center Inc. (1)	10,907	319,466
Resources Connection Inc. (1)	7,566	202,693
Rewards Network Inc. (1)	4,164	20,279
Robert Half International Inc.	23,755	806,957
Rollins Inc.	4,649	98,140
Senomyx Inc. (1)	4,686	72,024
Service Corp. International	46,463	433,964
ServiceMaster Co. (The)	45,675	512,017
Sotheby’s Holdings Inc. Class A	10,027	323,270
Source Interlink Companies Inc. (1)(2)	5,347	50,796
Spherion Corp. (1)	9,033	64,586
Standard Parking Corp. (1)	799	25,073
StarTek Inc.	1,779	22,184
Stewart Enterprises Inc. Class A	16,505	96,719
Strayer Education Inc.	2,255	244,014
Team Inc. (1)	1,001	25,085
TeleTech Holdings Inc. (1)	5,144	80,401
TNS Inc. (1)	3,782	56,957
United Rentals Inc. (1)(2)	10,159	236,197
Universal Technical Institute Inc. (1)	3,605	64,493
Valassis Communications Inc. (1)	7,503	132,428
Vertrue Inc. (1)	1,187	46,673
Viad Corp.	3,488	123,510
Volt Information Sciences Inc. (1)	1,302	46,286
Watson Wyatt Worldwide Inc.	6,647	271,995
Weight Watchers International Inc.	7,271	322,396
Wright Express Corp. (1)	6,327	152,228

		30,745,497
COMPUTERS—3.61%
Affiliated Computer Services Inc. Class A (1)	17,778	921,967
Agilysys Inc.	4,796	67,336
Ansoft Corp. (1)	2,577	64,193
Apple Computer Inc. (1)	134,057	10,326,411
BISYS Group Inc. (The) (1)	18,919	205,460
Brocade Communications Systems Inc. (1)	42,912	302,959
CACI International Inc. Class A (1)	4,800	264,048
Cadence Design Systems Inc. (1)	44,715	758,366
Ceridian Corp. (1)	21,972	491,294
CIBER Inc. (1)	8,570	56,819
Cognizant Technology Solutions Corp. (1)	22,135	1,639,318
Computer Sciences Corp. (1)	27,094	1,330,857
COMSYS IT Partners Inc. (1)	2,579	44,333
Comtech Group Inc. (1)	2,298	34,401
Covansys Corp. (1)	4,902	84,020
Dell Inc. (1)	363,642	8,305,583
Diebold Inc.	10,586	460,809
DST Systems Inc. (1)	9,368	577,725
Echelon Corp. (1)	4,841	39,793
Electronic Data Systems Corp.	81,866	2,007,354
Electronics For Imaging Inc. (1)	9,097	208,139
EMC Corp. (1)	372,783	4,465,940

FactSet Research Systems Inc.	6,548	318,036
Gateway Inc. (1)	44,500	84,105
Henry (Jack) & Associates Inc.	12,495	272,016
Hewlett-Packard Co.	441,685	16,205,423
Hutchinson Technology Inc. (1)	4,033	84,814
iGATE Corp. (1)	3,463	17,107
IHS Inc. Class A (1)	3,669	117,702
Imation Corp.	5,479	219,982
Integral Systems Inc.	1,729	54,049
Intergraph Corp. (1)	4,615	197,891
International Business Machines Corp.	244,354	20,022,367
Intervoice Inc. (1)	6,050	38,357
Kanbay International Inc. (1)	5,211	107,138
Komag Inc. (1)	4,828	154,303
Kronos Inc. (1)	5,032	171,541
Lexmark International Inc. (1)	16,656	960,385
Magma Design Automation Inc. (1)	5,583	50,805
Manhattan Associates Inc. (1)	4,313	104,116
Maxwell Technologies Inc. (1)(2)	2,256	45,887
McDATA Corp. Class A (1)	24,195	121,701
Mentor Graphics Corp. (1)	12,613	177,591
Mercury Computer Systems Inc. (1)	3,292	39,010
MICROS Systems Inc. (1)	6,106	298,706
Mobility Electronics Inc. (1)	4,396	24,442
MTS Systems Corp.	2,869	92,783
NCR Corp. (1)	28,756	1,135,287
Ness Technologies Inc. (1)	4,308	57,512
NetScout Systems Inc. (1)	4,052	26,297
Network Appliance Inc. (1)	58,948	2,181,665
Palm Inc. (1)	14,399	209,649
Perot Systems Corp. Class A (1)	13,572	187,158
Quantum Corp. (1)	32,867	71,650
Rackable Systems Inc. (1)	4,347	118,977
Radiant Systems Inc. (1)	4,104	49,576
RadiSys Corp. (1)(2)	3,309	70,316
Reynolds & Reynolds Co. (The) Class A	9,852	389,253
SanDisk Corp. (1)	30,782	1,648,068
SI International Inc. (1)	2,012	64,344
Sigma Designs Inc. (1)	3,575	53,446
Silicon Storage Technology Inc. (1)	14,217	58,574
SRA International Inc. Class A (1)	6,018	180,901
Stratasys Inc. (1)(2)	1,594	42,098
Sun Microsystems Inc. (1)	551,926	2,743,072
Sykes Enterprises Inc. (1)	4,595	93,508
Synaptics Inc. (1)	3,915	95,409
Synopsys Inc. (1)	22,592	445,514
Syntel Inc.	1,325	30,011
TALX Corp.	5,035	123,458
3D Systems Corp. (1)(2)	2,379	43,631
Tyler Technologies Inc. (1)(2)	6,153	79,558
Unisys Corp. (1)	53,885	304,989
Western Digital Corp. (1)	34,981	633,156

		83,774,459
COSMETICS & PERSONAL CARE—1.76%
Alberto-Culver Co.	12,344	624,483
Avon Products Inc.	71,084	2,179,435
Chattem Inc. (1)	2,744	96,369
Colgate-Palmolive Co.	81,134	5,038,421
Elizabeth Arden Inc. (1)	4,079	65,917
Estee Lauder Companies Inc. (The) Class A	19,684	793,856
Inter Parfums Inc.	729	13,880
Parlux Fragrances Inc. (1)(2)	1,880	9,569
Procter & Gamble Co.	517,169	32,054,135
Revlon Inc. Class A (1)	24,620	27,821

		40,903,886

DISTRIBUTION & WHOLESALE—0.28%
Beacon Roofing Supply Inc. (1)	6,873	139,110
BlueLinx Holdings Inc.	1,967	18,726
Brightpoint Inc. (1)	7,898	112,310
Building Materials Holding Corp.	4,552	118,443
CDW Corp.	9,228	569,183
Central European Distribution Corp. (1)	4,988	116,769
Core-Mark Holding Co. Inc. (1)	1,561	48,922
Directed Electronics Inc. (1)	1,467	22,152
Fastenal Co.	19,890	767,157
Genuine Parts Co.	27,252	1,175,379
Grainger (W.W.) Inc.	12,097	810,741
Houston Wire & Cable Co. (1)	1,338	25,154
Ingram Micro Inc. Class A (1)	22,031	422,114
LKQ Corp. (1)	7,027	154,383
MWI Veterinary Supply Inc. (1)	809	27,126
NuCo2 Inc. (1)	2,437	65,555
Owens & Minor Inc.	6,294	207,010
Pool Corp.	8,320	320,320
ScanSource Inc. (1)(2)	4,034	122,351
Tech Data Corp. (1)	8,729	318,870
United Stationers Inc. (1)	4,960	230,690
Valley National Gases Inc.	386	9,638
Watsco Inc.	4,375	201,294
WESCO International Inc. (1)	7,603	441,202

		6,444,599
DIVERSIFIED FINANCIAL SERVICES—7.55%
Accredited Home Lenders Holding Co. (1)(2)	2,835	101,890
Advanta Corp. Class B	3,036	112,028
Affiliated Managers Group Inc. (1)	4,919	492,441
American Express Co.	170,558	9,564,893
AmeriCredit Corp. (1)	20,491	512,070
Ameriprise Financial Inc.	33,861	1,588,081
Asset Acceptance Capital Corp. (1)	2,621	42,591
Asta Funding Inc.	1,846	69,207
Bear Stearns Companies Inc. (The)	19,019	2,664,562
BlackRock Inc.	3,112	463,688
Calamos Asset Management Inc. Class A	3,639	106,695
Capital One Financial Corp.	47,779	3,758,296
CBOT Holdings Inc. Class A (1)	8,345	1,007,993
CharterMac	8,188	163,432
Chicago Mercantile Exchange Holdings Inc.	5,466	2,614,114
CIT Group Inc.	31,420	1,527,955
Citigroup Inc.	783,475	38,915,203
Cohen & Steers Inc.	2,033	65,788
CompuCredit Corp. (1)	3,250	98,182
Countrywide Financial Corp.	95,801	3,356,867
Credit Acceptance Corp. (1)	1,535	45,559
Doral Financial Corp.	14,104	92,945
E*TRADE Financial Corp. (1)	67,214	1,607,759
Eaton Vance Corp.	18,172	524,444
Edwards (A.G.) Inc.	12,124	645,967
eSpeed Inc. (1)	3,218	29,606
Federal Agricultural Mortgage Corp. (2)	1,743	46,137
Federal Home Loan Mortgage Corp.	109,077	7,235,077
Federal National Mortgage Association	152,925	8,550,037
Federated Investors Inc. Class B	14,387	486,424
Financial Federal Corp.	4,254	114,007

First Marblehead Corp. (The) (2)	4,803	332,656
Franklin Resources Inc.	26,891	2,843,723
Friedman, Billings, Ramsey Group Inc. Class A	23,074	185,284
GAMCO Investors Inc. Class A	882	33,569
GFI Group Inc. (1)	1,873	103,558
Goldman Sachs Group Inc. (The)	60,132	10,172,530
Greenhill & Co. Inc.	2,772	185,779
IndyMac Bancorp Inc.	10,293	423,660
IntercontinentalExchange Inc. (1)	3,201	240,299
International Securities Exchange Holdings Inc.	5,978	280,308
Investment Technology Group Inc. (1)	6,797	304,166
Janus Capital Group Inc.	33,559	661,783
Jefferies Group Inc.	18,622	530,727
JP Morgan Chase & Co.	547,606	25,715,578
Knight Capital Group Inc. Class A (1)	16,397	298,425
LaBranche & Co. Inc. (1)(2)	8,331	86,392
Legg Mason Inc.	20,089	2,026,177
Lehman Brothers Holdings Inc.	84,403	6,234,006
MarketAxess Holdings Inc. (1)	4,807	50,329
Marlin Business Services Corp. (1)	1,859	38,853
Merrill Lynch & Co. Inc.	145,214	11,358,639
Morgan Stanley	168,821	12,308,739
Nasdaq Stock Market Inc. (The) (1)	14,851	449,094
National Financial Partners Corp.	5,877	241,133
Nelnet Inc. Class A (1)	3,049	93,726
Nuveen Investments Inc. Class A	12,554	643,141
NYSE Group Inc. (1)(2)	24,585	1,837,729
Ocwen Financial Corp. (1)	5,379	80,147
optionsXpress Holdings Inc.	3,255	90,749
Penson Worldwide Inc. (1)	1,173	21,055
Piper Jaffray Companies (1)	3,260	197,621
Portfolio Recovery Associates Inc. (1)	2,496	109,500
Raymond James Financial Inc.	14,238	416,319
Rowe (T.) Price Group Inc.	41,861	2,003,049
Sanders Morris Harris Group Inc.	2,088	26,121
Schwab (Charles) Corp. (The)	164,724	2,948,560
SLM Corp.	64,757	3,366,069
Stifel Financial Corp. (1)	1,867	59,259
Student Loan Corp. (The)	628	120,689
SWS Group Inc.	2,481	61,752
TD Ameritrade Holding Corp.	49,271	928,758
Thomas Weisel Partners Group Inc. (1)	1,068	17,141
TradeStation Group Inc. (1)	4,036	60,823
United PanAm Financial Corp. (1)	1,615	25,000
Waddell & Reed Financial Inc. Class A	13,313	329,497
World Acceptance Corp. (1)	2,882	126,750

		175,272,800
ELECTRIC—3.21%
AES Corp. (The) (1)	103,703	2,114,504
Allegheny Energy Inc. (1)	25,803	1,036,507
ALLETE Inc.	3,950	171,628
Alliant Energy Corp.	18,608	664,864
Ameren Corp.	32,374	1,709,023
American Electric Power Co. Inc.	62,183	2,261,596
Aquila Inc. (1)	58,727	254,288
Avista Corp.	7,686	182,004
Black Hills Corp.	5,226	175,646
CenterPoint Energy Inc.	49,304	706,033
CH Energy Group Inc.	2,475	127,388
Cleco Corp.	8,898	224,586
CMS Energy Corp. (1)	34,747	501,747
Consolidated Edison Inc.	38,725	1,789,095

Constellation Energy Group Inc.	28,209	1,669,973
Dominion Resources Inc.	54,791	4,190,964
DPL Inc.	18,047	489,435
DTE Energy Co.	28,046	1,164,189
Duke Energy Corp.	194,855	5,884,621
Duquesne Light Holdings Inc.	12,308	241,975
Dynegy Inc. Class A (1)	59,304	328,544
Edison International	51,434	2,141,712
El Paso Electric Co. (1)	7,608	169,963
Empire District Electric Co. (The)	4,707	105,343
Energy East Corp.	23,416	555,428
Entergy Corp.	32,791	2,565,240
Exelon Corp.	105,348	6,377,768
FirstEnergy Corp.	52,000	2,904,720
FPL Group Inc.	63,743	2,868,435
Great Plains Energy Inc.	12,488	387,378
Hawaiian Electric Industries Inc. (2)	12,743	344,826
IDACORP Inc.	6,722	254,159
ITC Holdings Corp.	2,246	70,075
MDU Resources Group Inc.	28,481	636,266
MGE Energy Inc.	3,210	103,940
Mirant Corp. (1)	47,323	1,292,391
Northeast Utilities	24,125	561,389
NorthWestern Corp.	5,574	194,979
NRG Energy Inc. (1)	21,629	979,794
NSTAR	16,781	559,814
OGE Energy Corp.	14,396	519,840
Ormat Technologies Inc.	1,274	41,685
Otter Tail Corp.	4,631	135,410
Pepco Holdings Inc.	30,115	727,880
PG&E Corp.	54,805	2,282,628
Pike Electric Corp. (1)	2,461	36,669
Pinnacle West Capital Corp.	15,701	707,330
PNM Resources Inc.	10,812	298,087
Portland General Electric Co.	4,222	103,059
PPL Corp.	60,074	1,976,435
Progress Energy Inc.	39,857	1,808,711
Public Service Enterprise Group Inc.	39,656	2,426,551
Puget Energy Inc.	18,227	414,300
Reliant Energy Inc. (1)	48,578	597,995
SCANA Corp.	18,264	735,491
Sierra Pacific Resources Corp. (1)	34,854	499,806
Southern Co. (The)	116,988	4,031,406
TECO Energy Inc.	32,794	513,226
TXU Corp.	72,005	4,501,753
UIL Holdings Corp.	3,846	144,225
UniSource Energy Corp.	5,508	183,582
Westar Energy Inc.	13,690	321,852
Wisconsin Energy Corp.	18,509	798,478
WPS Resources Corp.	6,756	335,300
Xcel Energy Inc.	63,972	1,321,022

		74,424,951
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Advanced Energy Industries Inc. (1)	5,535	94,316
American Power Conversion Corp.	26,858	589,802
American Superconductor Corp. (1)(2)	5,159	47,772
AMETEK Inc.	11,132	484,799
Belden CDT Inc.	6,681	255,415
Capstone Turbine Corp. (1)(2)	16,142	22,760
China BAK Battery Inc. (1)	4,254	28,587
Color Kinetics Inc. (1)	2,124	36,066
Emerson Electric Co.	64,706	5,426,245

Encore Wire Corp. (1) (2)	3,654	128,950
Energizer Holdings Inc. (1)	9,066	652,661
Energy Conversion Devices Inc. (1)	6,133	227,166
EnerSys (1)	7,312	117,284
General Cable Corp. (1)	7,939	303,349
GrafTech International Ltd. (1)	15,469	90,339
Greatbatch Inc. (1)	3,429	77,564
Hubbell Inc. Class B	9,553	457,589
Insteel Industries Inc.	2,192	43,555
Intermagnetics General Corp. (1)	6,658	180,099
Lamson & Sessions Co. (1)(2)	2,184	52,023
Littelfuse Inc. (1)	3,508	121,728
Medis Technologies Ltd. (1)(2)	3,226	79,714
Molex Inc.	21,739	847,169
Powell Industries Inc. (1)	1,210	26,777
Power-One Inc. (1)	10,990	79,568
Superior Essex Inc. (1)	3,160	108,230
Universal Display Corp. (1)(2)	3,719	41,021
Vicor Corp.	3,112	35,912

		10,656,460
ELECTRONICS—0.81%
Agilent Technologies Inc. (1)	67,118	2,194,087
American Science & Engineering Inc. (1)(2)	1,428	69,287
Amphenol Corp. Class A	14,162	877,053
Analogic Corp.	2,178	111,775
Applera Corp.-Applied Biosystems Group	29,225	967,640
Arrow Electronics Inc. (1)	19,323	530,030
Avnet Inc. (1)	20,130	394,951
AVX Corp.	7,959	140,795
Badger Meter Inc.	2,185	55,040
Bel Fuse Inc. Class B	1,584	50,831
Benchmark Electronics Inc. (1)	10,099	271,461
Brady Corp. Class A	7,072	248,652
Checkpoint Systems Inc. (1)	6,152	101,570
Cogent Inc. (1)	6,791	93,240
Coherent Inc. (1)	4,866	168,656
CTS Corp.	5,635	77,650
Cubic Corp.	2,443	47,834
Cymer Inc. (1)	6,097	267,719
Daktronics Inc.	6,092	126,043
Dionex Corp. (1)	3,139	159,901
Dolby Laboratories Inc. Class A (1)	5,494	109,056
Eagle Test Systems Inc. (1)	1,152	19,031
Electro Scientific Industries Inc. (1)	4,559	93,915
Excel Technology Inc. (1)	1,894	56,043
FEI Co. (1)	3,740	78,951
Fisher Scientific International Inc. (1)	19,572	1,531,313
FLIR Systems Inc. (1)(2)	10,860	294,958
Gentex Corp.	24,155	343,243
II-VI Inc. (1)	3,690	91,955
International DisplayWorks Inc. (1)	6,991	44,533
Ionatron Inc. (1)(2)	4,799	23,083
Itron Inc. (1)	3,988	222,530
Jabil Circuit Inc.	28,893	825,473
KEMET Corp. (1)	13,635	110,034
L-1 Identity Solutions Inc. (1)	10,168	132,692
Lo-Jack Corp. (1)	2,957	57,928
Measurements Specialties Inc. (1)	2,174	40,545
Methode Electronics Inc.	5,860	55,729
Metrologic Instruments Inc. (1)	2,058	37,373
Mettler Toledo International Inc. (1)	6,408	423,889
Molecular Devices Corp. (1)	2,662	49,220

Multi-Fineline Electronix Inc. (1) (2)	1,307	33,159
National Instruments Corp.	8,835	241,549
OSI Systems Inc. (1)	2,318	45,433
OYO Geospace Corp. (1)	618	35,071
Park Electrochemical Corp.	3,164	100,236
Paxar Corp. (1)	6,452	128,911
PerkinElmer Inc.	19,893	376,574
Photon Dynamics Inc. (1)	2,673	35,471
Plexus Corp. (1)	7,188	138,010
RAE Systems Inc. (1)	6,053	18,462
Rofin-Sinar Technologies Inc. (1)	2,410	146,456
Rogers Corp. (1)	2,742	169,318
Sanmina-SCI Corp. (1)	83,711	313,079
Solectron Corp. (1)	140,440	457,834
Sonic Solutions Inc. (1)	4,038	61,539
Symbol Technologies Inc.	39,866	592,409
Taser International Inc. (1)(2)	9,747	74,662
Technitrol Inc.	6,375	190,294
Tektronix Inc.	13,142	380,198
Thermo Electron Corp. (1)	25,861	1,017,113
Thomas & Betts Corp. (1)	9,803	467,701
Trimble Navigation Ltd. (1)	8,581	403,993
TTM Technologies Inc. (1)	6,562	76,775
Varian Inc. (1)	4,854	222,653
Vishay Intertechnology Inc. (1)	26,454	371,414
Waters Corp. (1)	16,385	741,913
Watts Water Technologies Inc. Class A	3,968	126,024
Woodward Governor Co.	4,724	158,443
X-Rite Inc.	4,172	44,807
Zygo Corp. (1)	2,840	36,210

		18,801,420
ENERGY - ALTERNATE SOURCES—0.05%
Aventine Renewable Energy Holdings Inc. (1)	4,765	101,923
Covanta Holding Corp. (1)	17,915	385,710
Evergreen Energy Inc.	11,144	119,241
Evergreen Solar Inc. (1)(2)	10,493	87,092
FuelCell Energy Inc. (1)	8,347	63,521
Headwaters Inc. (1)(2)	6,642	155,091
MGP Ingredients Inc. (2)	1,495	31,799
Pacific Ethanol Inc. (1)(2)	4,098	57,536
Plug Power Inc. (1)	11,367	46,264
Quantum Fuel Systems Technologies Worldwide Inc. (1)(2)	6,808	13,480
SunPower Corp. Class A (1)	1,612	44,717
Syntroleum Corp. (1)(2)	6,181	29,607
Verasun Energy Corp. (1)	2,880	46,224

		1,182,205
ENGINEERING & CONSTRUCTION—0.16%
Dycom Industries Inc. (1)	6,329	136,073
EMCOR Group Inc. (1)	4,940	270,910
ENGlobal Corp. (1)	2,530	15,661
Fluor Corp.	13,810	1,061,851
Granite Construction Inc.	5,442	290,331
Infrasource Services Inc. (1)	4,192	73,570
Insituform Technologies Inc. Class A (1)	4,269	103,651
Jacobs Engineering Group Inc. (1)	9,268	692,598
Layne Christensen Co. (1)	1,878	53,654
Perini Corp. (1)	3,419	71,389
Shaw Group Inc. (The) (1)	12,611	298,124
Sterling Construction Co. Inc. (1)	1,362	27,322
URS Corp. (1)	8,034	312,442
Washington Group International Inc.	4,552	267,931

		3,675,507

ENTERTAINMENT—0.24%
Bally Technologies Inc. (1)	8,195	144,232
Bluegreen Corp. (1)	3,280	37,622
Carmike Cinemas Inc.	1,932	33,192
Century Casinos Inc. (1)	3,189	31,699
Churchill Downs Inc.	1,370	57,622
Dover Downs Gaming & Entertainment Inc.	2,287	27,787
Dover Motorsports Inc.	2,577	13,967
DreamWorks Animation SKG Inc. Class A (1)	6,377	158,851
Great Wolf Resorts Inc. (1)	4,211	50,364
International Game Technology Inc.	53,413	2,216,639
International Speedway Corp. Class A	5,536	275,914
Isle of Capri Casinos Inc. (1)	2,460	51,808
Lakes Gaming Inc. (1)	3,594	34,718
Macrovision Corp. (1)	8,119	192,339
Magna Entertainment Corp. Class A (1)(2)	6,276	29,434
Penn National Gaming Inc. (1)	11,360	414,867
Pinnacle Entertainment Inc. (1)	7,529	211,715
Progressive Gaming International Corp. (1)	5,363	43,977
Regal Entertainment Group Class A	9,906	196,337
Scientific Games Corp. Class A (1)	10,393	330,497
Shuffle Master Inc. (1)(2)	5,462	147,529
Six Flags Inc. (1)(2)	11,185	58,498
Speedway Motorsports Inc.	2,404	87,530
Steinway Musical Instruments Inc. (1)	1,151	32,228
Vail Resorts Inc. (1)	4,757	190,375
Warner Music Group Corp.	14,492	376,067

		5,445,808
ENVIRONMENTAL CONTROL—0.28%
Aleris International Inc. (1)	4,926	248,960
Allied Waste Industries Inc. (1)	39,208	441,874
American Ecology Corp.	2,447	48,304
Basin Water Inc. (1)	946	7,748
Calgon Carbon Corp. (1)(2)	6,236	27,563
Casella Waste Systems Inc. Class A (1)	3,453	35,704
Clean Harbors Inc. (1)	2,464	107,307
Darling International Inc. (1)	12,587	52,740
Metal Management Inc.	4,095	114,005
Mine Safety Appliances Co. (2)	4,852	172,925
Nalco Holding Co. (1)	16,683	308,969
Rentech Inc. (1)(2)	21,709	100,513
Republic Services Inc.	18,795	755,747
Stericycle Inc. (1)	6,958	485,599
Synagro Technologies Inc.	9,647	40,710
Tetra Tech Inc. (1)	9,016	157,059
Waste Connections Inc. (1)	6,999	265,332
Waste Holdings Inc.	1,170	31,625
Waste Management Inc.	85,934	3,152,059
Waste Services Inc. (1)	4,544	41,532

		6,596,275
FOOD—1.48%
Arden Group Inc. Class A	204	23,746
Campbell Soup Co.	37,513	1,369,224
Chiquita Brands International Inc.	6,614	88,495
ConAgra Foods Inc.	81,815	2,002,831
Corn Products International Inc.	11,646	378,961
Dean Foods Co. (1)	21,514	904,018
Del Monte Foods Co.	31,372	327,837

Diamond Foods Inc.	2,460	35,203
Flowers Foods Inc.	8,118	218,212
General Mills Inc.	56,118	3,176,279
Gold Kist Inc. (1)	8,015	167,033
Great Atlantic & Pacific Tea Co.	3,026	72,866
Hain Celestial Group Inc. (1)	4,877	124,656
Heinz (H.J.) Co.	52,872	2,216,923
Hershey Co. (The)	27,804	1,486,124
Hormel Foods Corp.	11,588	416,936
Imperial Sugar Co.	1,777	55,300
Ingles Markets Inc. Class A	1,846	48,697
J&J Snack Foods Corp.	2,156	67,052
Kellogg Co.	39,004	1,931,478
Kraft Foods Inc.	33,305	1,187,656
Kroger Co.	113,975	2,637,381
Lance Inc.	4,757	104,749
M&F Worldwide Corp. (1)	1,659	24,387
McCormick & Co. Inc. NVS	20,969	796,403
Nash Finch Co.	2,091	49,201
Pathmark Stores Inc. (1)	8,179	81,381
Performance Food Group Co. (1)	5,431	152,557
Pilgrim’s Pride Corp.	6,361	173,973
Premium Standard Farms Inc.	2,174	41,415
Ralcorp Holdings Inc. (1)	4,161	200,685
Ruddick Corp.	6,248	162,635
Safeway Inc.	70,912	2,152,179
Sanderson Farms Inc.	2,663	86,175
Sara Lee Corp.	120,033	1,928,930
Seaboard Corp.	55	66,275
Smithfield Foods Inc. (1)	15,527	419,540
Smucker (J.M.) Co. (The)	9,143	438,407
Spartan Stores Inc.	3,299	55,753
SUPERVALU Inc.	32,330	958,584
Sysco Corp.	97,523	3,262,144
Tootsie Roll Industries Inc.	5,584	163,667
TreeHouse Foods Inc. (1)	4,883	115,483
Tyson Foods Inc. Class A	34,897	554,164
United Natural Foods Inc. (1)	6,629	205,433
Village Super Market Inc. Class A	254	16,993
Weis Markets Inc.	1,494	59,461
Whole Foods Market Inc.	22,108	1,313,878
Wild Oats Markets Inc. (1)(2)	4,540	73,412
Wrigley (William Jr.) Co.	36,987	1,703,621

		34,298,393
FOREST PRODUCTS & PAPER—0.42%
Bowater Inc.	8,790	180,810
Buckeye Technologies Inc. (1)	5,918	50,303
Caraustar Industries Inc. (1)	4,572	36,439
Deltic Timber Corp.	1,603	76,399
Glatfelter Co.	6,987	94,674
International Paper Co.	77,730	2,691,790
Louisiana-Pacific Corp.	16,687	313,215
MeadWestvaco Corp.	28,650	759,511
Mercer International Inc. (1)(2)	4,262	40,233
Neenah Paper Inc.	2,321	79,448
Plum Creek Timber Co. Inc.	29,107	990,802
Potlatch Corp.	6,068	225,123
Rayonier Inc.	12,022	454,432
Rock-Tenn Co. Class A	5,010	99,198
Schweitzer-Mauduit International Inc.	2,425	46,027
Smurfit-Stone Container Corp. (1)	39,975	447,720
Temple-Inland Inc.	17,480	700,948

Wausau Paper Corp.	7,046	95,121
Weyerhaeuser Co.	38,849	2,390,379
Xerium Technologies Inc.	3,097	34,315

		9,806,887
GAS—0.37%
AGL Resources Inc.	12,240	446,760
Atmos Energy Corp.	12,748	363,955
Cascade Natural Gas Corp.	1,804	47,066
Energen Corp.	11,541	483,222
EnergySouth Inc.	1,086	36,653
KeySpan Corp.	27,612	1,135,958
Laclede Group Inc. (The)	3,355	107,628
New Jersey Resources Corp.	4,400	216,920
Nicor Inc.	6,976	298,294
NiSource Inc.	43,062	936,168
Northwest Natural Gas Co.	4,331	170,122
Peoples Energy Corp. (2)	6,034	245,282
Piedmont Natural Gas Co. (2)	11,994	303,568
Sempra Energy	40,826	2,051,507
South Jersey Industries Inc.	4,585	137,137
Southern Union Co.	15,659	413,554
Southwest Gas Corp.	6,289	209,549
UGI Corp.	16,541	404,427
Vectren Corp.	11,970	321,395
WGL Holdings Inc.	7,663	240,158

		8,569,323
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	5,055	155,846
Black & Decker Corp.	12,009	952,914
Franklin Electric Co. Inc.	3,559	189,125
Kennametal Inc.	6,216	352,136
Lincoln Electric Holdings Inc.	6,666	362,964
Raser Technologies Inc. (1)(2)	3,187	17,720
Regal-Beloit Corp.	4,830	210,105
Snap-On Inc.	9,128	406,652
Stanley Works (The)	12,873	641,719

		3,289,181
HEALTH CARE - PRODUCTS—3.26%
Abaxis Inc. (1)	3,153	73,749
ABIOMED Inc. (1)	3,672	54,309
Adeza Biomedical Corp. (1)	2,364	38,793
Advanced Medical Optics Inc. (1)	9,381	371,019
Align Technology Inc. (1)	8,768	99,780
American Medical Systems Holdings Inc. (1)	10,965	202,085
AngioDynamics Inc. (1)	1,920	39,763
Arrow International Inc.	3,575	113,721
ArthroCare Corp. (1)(2)	4,108	192,501
Aspect Medical Systems Inc. (1)	2,559	43,682
Bard (C.R.) Inc.	16,336	1,225,200
Bausch & Lomb Inc.	8,424	422,295
Baxter International Inc.	103,227	4,692,699
Beckman Coulter Inc.	9,913	570,592
Becton, Dickinson & Co.	39,029	2,758,179
Biomet Inc.	38,821	1,249,648
Biosite Inc. (1)	2,700	124,821
Boston Scientific Corp. (1)	194,481	2,876,374
Bruker BioSciences Corp. (1)	6,587	46,175
Candela Corp. (1)	3,733	40,727
Cepheid Inc. (1)	8,570	61,875
Cerus Corp. (1)	4,359	24,192

Conceptus Inc. (1)	3,580	63,330
CONMED Corp. (1)	4,411	93,116
Cooper Companies Inc.	6,997	374,340
Cyberonics Inc. (1)	3,388	59,392
Cytyc Corp. (1)	17,964	439,759
Dade Behring Holdings Inc.	13,819	554,971
Datascope Corp.	2,024	67,743
DENTSPLY International Inc.	24,964	751,666
DexCom Inc. (1)	2,639	29,372
DJO Inc. (1)	3,577	148,553
Edwards Lifesciences Corp. (1)	9,258	431,330
Encore Medical Corp. (1)	9,332	58,792
ev3 Inc. (1)	2,589	44,039
FoxHollow Technologies Inc. (1)(2)	2,932	100,245
Gen-Probe Inc. (1)	8,101	379,856
Haemonetics Corp. (1)	4,180	195,624
HealthTronics Inc. (1)	5,507	33,978
Henry Schein Inc. (1)	13,977	700,807
Hillenbrand Industries Inc.	9,639	549,230
Hologic Inc. (1)	8,309	361,608
ICU Medical Inc. (1)	2,246	102,148
IDEXX Laboratories Inc. (1)	4,956	451,690
Immucor Inc. (1)	10,658	238,846
IntraLase Corp. (1)	3,371	66,442
Intuitive Surgical Inc. (1)	5,792	610,766
Invacare Corp.	4,875	114,660
Inverness Medical Innovations Inc. (1)	4,345	151,032
IRIS International Inc. (1)	2,754	31,671
Johnson & Johnson	466,668	30,305,420
Kensey Nash Corp. (1)(2)	1,815	53,125
Kinetic Concepts Inc. (1)	6,887	216,665
Kyphon Inc. (1)	6,934	259,470
LCA-Vision Inc.	3,257	134,547
Luminex Corp. (1)	5,021	91,533
Medical Action Industries Inc. (1)	1,439	38,695
Medtronic Inc.	190,252	8,835,303
Mentor Corp.	5,703	287,374
Merge Technologies Inc. (1)	3,210	22,085
Meridian Bioscience Inc.	3,296	77,489
Merit Medical Systems Inc. (1)	4,277	58,082
Natus Medical Inc. (1)	3,299	45,031
Neurometrix Inc. (1)	1,957	37,203
Northstar Neuroscience Inc. (1)	1,696	22,387
NuVasive Inc. (1)	5,205	104,673
NxStage Medical Inc. (1)	1,900	16,663
Oakley Inc.	3,905	66,580
OraSure Technologies Inc. (1)	7,210	57,968
Palomar Medical Technologies Inc. (1)	2,739	115,586
Patterson Companies Inc. (1)	21,929	737,034
PolyMedica Corp.	3,620	154,972
PSS World Medical Inc. (1)	10,612	212,134
Quidel Corp. (1)	4,723	66,689
ResMed Inc. (1)	11,961	481,430
Respironics Inc. (1)	11,418	440,849
Sirona Dental Systems Inc.	2,771	91,249
Solexa Inc. (1)	3,696	32,599
SonoSite Inc. (1)(2)	2,557	72,619
Spectranetics Corp. (1)	4,806	56,230
St. Jude Medical Inc. (1)	56,859	2,006,554
Stereotaxis Inc. (1)	3,679	38,078
Steris Corp.	10,633	255,830
Stryker Corp.	47,249	2,343,078
SurModics Inc. (1)(2)	2,501	87,835

Symmetry Medical Inc. (1)	5,479	82,678
TECHNE Corp. (1)	6,183	314,467
ThermoGenesis Corp. (1)	8,615	33,340
Thoratec Corp. (1)	8,285	129,329
TriPath Imaging Inc. (1)	4,939	44,599
Varian Medical Systems Inc. (1)	20,758	1,108,270
Ventana Medical Systems Inc. (1)	4,543	185,491
Viasys Healthcare Inc. (1)	5,082	138,434
Visicu Inc. (1)	1,085	9,732
Vital Images Inc. (1)	2,068	65,307
Vital Sign Inc.	1,076	60,912
Volcano Corp.	1,233	14,167
West Pharmaceutical Services Inc.	5,071	199,138
Wright Medical Group Inc. (1)	5,375	130,344
Young Innovations Inc.	761	27,366
Zimmer Holdings Inc. (1)	39,158	2,643,165
Zoll Medical Corp. (1)	1,499	53,799

		75,690,782
HEALTH CARE - SERVICES—1.79%
Aetna Inc.	89,375	3,534,781
Air Methods Corp. (1)	1,632	38,515
Alliance Imaging Inc. (1)	2,388	18,650
Amedisys Inc. (1)(2)	2,507	99,453
AMERIGROUP Corp. (1)	8,115	239,798
AmSurg Corp. (1)	4,681	104,199
Apria Healthcare Group Inc. (1)	6,661	131,488
Bio-Reference Laboratories Inc. (1)	1,638	36,773
Brookdale Senior Living Inc.	2,970	137,867
Capital Senior Living Corp. (1)	3,419	31,626
Centene Corp. (1)	6,767	111,249
Community Health Systems Inc. (1)	15,580	581,913
Covance Inc. (1)	7,534	500,107
Coventry Health Care Inc. (1)	25,307	1,303,817
DaVita Inc. (1)	16,332	945,133
Emeritus Corp. (1)	774	16,680
Five Star Quality Care Inc. (1)	4,956	53,327
Genesis HealthCare Corp. (1)	3,073	146,367
Gentiva Health Services Inc. (1)	4,227	69,492
HCA Inc.	61,058	3,046,184
Health Management Associates Inc. Class A	38,066	795,579
Health Net Inc. (1)	18,117	788,452
Healthways Inc. (1)	5,422	241,821
Horizon Health Corp. (1)	2,359	36,022
Humana Inc. (1)	25,868	1,709,616
Hythiam Inc. (1)(2)	4,117	29,725
Kindred Healthcare Inc. (1)	4,534	134,796
Laboratory Corp. of America Holdings (1)	19,683	1,290,614
LHC Group Inc. (1)	1,741	38,859
LifePoint Hospitals Inc. (1)	9,032	319,010
Lincare Holdings Inc. (1)	15,159	525,108
Magellan Health Services Inc. (1)	5,815	247,719
Manor Care Inc.	11,638	608,435
Matria Healthcare Inc. (1)	3,291	91,457
MedCath Corp. (1)	1,243	37,402
Molina Healthcare Inc. (1)	1,916	67,750
National Healthcare Corp.	1,017	54,643
NightHawk Radiology Holdings Inc. (1)	991	18,958
Odyssey Healthcare Inc. (1)(2)	5,430	76,997
Option Care Inc. (2)	4,110	55,033
Pediatrix Medical Group Inc. (1)	7,623	347,609
Psychiatric Solutions Inc. (1)	8,317	283,527
Quest Diagnostics Inc.	24,955	1,526,248

Radiation Therapy Services Inc. (1)	1,928	56,355
RehabCare Group Inc. (1)	2,663	34,885
Res-Care Inc. (1)	3,472	69,752
Sierra Health Services Inc. (1)	8,799	332,954
Sun Healthcare Group Inc. (1)	3,633	39,018
Sunrise Senior Living Inc. (1)	6,981	208,522
Symbion Inc. (1)	2,835	52,051
Tenet Healthcare Corp. (1)	73,935	601,831
Triad Hospitals Inc. (1)	13,881	611,180
United Surgical Partners International Inc. (1)	6,981	173,338
UnitedHealth Group Inc.	212,312	10,445,750
Universal Health Services Inc. Class B	7,184	430,537
VistaCare Inc. Class A (1)	1,636	17,014
Wellcare Health Plans Inc. (1)	5,147	291,475
WellPoint Inc. (1)	100,476	7,741,676

		41,579,137
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	25,837	676,154
Resource America Inc. Class A	2,469	51,355
Star Maritime Acquisition Corp. (1)	2,965	28,494
Walter Industries Inc.	6,831	291,547

		1,047,550
HOME BUILDERS—0.36%
AMREP Corp.	260	12,706
Beazer Homes USA Inc.	6,330	247,123
Brookfield Homes Corp. (2)	1,934	54,461
Cavco Industries Inc. (1)	1,002	31,573
Centex Corp.	19,185	1,009,515
Champion Enterprises Inc. (1)	11,980	82,662
Fleetwood Enterprises Inc. (1)	10,023	67,455
Horton (D.R.) Inc.	49,384	1,182,747
Hovnanian Enterprises Inc. Class A (1)	7,834	229,850
KB Home	12,674	555,121
Lennar Corp. Class A	21,549	975,092
Levitt Corp. Class A	2,567	30,188
M.D.C. Holdings Inc.	5,421	251,805
M/I Homes Inc.	1,890	66,812
Meritage Homes Corp. (1)	3,553	147,840
Monaco Coach Corp.	4,200	46,788
NVR Inc. (1)	730	390,550
Orleans Homebuilders Inc. (2)	738	8,657
Palm Harbor Homes Inc. (1)(2)	1,497	22,395
Pulte Homes Inc.	33,616	1,071,006
Ryland Group Inc.	7,165	309,600
Skyline Corp.	1,074	41,038
Standard-Pacific Corp.	10,427	245,035
Technical Olympic USA Inc.	3,088	30,355
Thor Industries Inc.	5,590	230,140
Toll Brothers Inc. (1)	20,308	570,249
WCI Communities Inc. (1)(2)	5,254	91,630
Williams Scotsman International Inc. (1)	4,677	99,901
Winnebago Industries Inc. (2)	5,110	160,352

		8,262,646
HOME FURNISHINGS—0.12%
American Woodmark Corp.	1,875	63,169
Audiovox Corp. Class A (1)	2,597	36,150
DTS Inc. (1)	2,766	58,584
Ethan Allen Interiors Inc.	5,195	180,059
Furniture Brands International Inc. (2)	7,089	134,975
Harman International Industries Inc.	10,584	883,129

Hooker Furniture Corp.	1,682	24,658
Kimball International Inc. Class B	3,874	74,768
La-Z-Boy Inc. (2)	8,120	113,355
Sealy Corp.	3,169	41,387
Stanley Furniture Co. Inc.	1,922	40,958
Tempur-Pedic International Inc. (1)	7,875	135,214
TiVo Inc. (1)	12,043	91,406
Universal Electronics Inc. (1)	2,169	41,211
Whirlpool Corp.	11,522	969,115

		2,888,138
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp. (1)	7,077	157,534
American Greetings Corp. Class A (2)	8,385	193,861
Avery Dennison Corp.	14,905	896,834
Blyth Inc.	4,058	98,731
Central Garden & Pet Co. (1)	3,387	163,457
Church & Dwight Co. Inc.	10,158	397,279
Clorox Co. (The)	23,784	1,498,392
CNS Inc.	1,987	56,093
CSS Industries Inc.	1,063	31,592
Ennis Inc.	4,006	86,730
Fortune Brands Inc.	23,106	1,735,492
Fossil Inc. (1)	6,805	146,580
Harland (John H.) Co.	4,217	153,710
Jarden Corp. (1)	7,604	250,704
Kimberly-Clark Corp.	72,479	4,737,227
Playtex Products Inc. (1)	8,779	117,639
Prestige Brands Holdings Inc. (1)	5,231	58,273
Russ Berrie & Co. Inc. (1)	1,849	28,179
Scotts Miracle-Gro Co. (The) Class A	7,359	327,402
Spectrum Brands Inc. (1)	5,805	48,994
Standard Register Co. (The)	2,806	37,039
Tupperware Brands Corp.	9,529	185,434
WD-40 Co.	2,635	93,990
Yankee Candle Co. Inc. (The)	6,390	187,035

		11,688,201
HOUSEWARES—0.07%
Lifetime Brands Inc.	1,770	32,780
National Presto Industries Inc.	743	41,066
Newell Rubbermaid Inc.	43,691	1,237,329
Toro Co. (The)	6,697	282,412

		1,593,587
INSURANCE—4.39%
Affirmative Insurance Holdings Inc.	1,181	17,302
AFLAC Inc.	78,615	3,597,422
Alfa Corp.	5,108	88,215
Alleghany Corp. (1)	759	219,359
Allstate Corp. (The)	100,157	6,282,849
Ambac Financial Group Inc.	16,684	1,380,601
American Equity Investment Life Holding Co.	8,735	107,178
American Financial Group Inc.	8,935	419,320
American International Group Inc.	347,152	23,002,292
American National Insurance Co.	2,231	258,573
American Physicians Capital Inc. (1)	1,079	52,202
AmerUs Group Co.	6,096	414,589
Aon Corp.	50,204	1,700,409
Argonaut Group Inc. (1)	4,911	152,388
Assurant Inc.	20,374	1,088,175
Baldwin & Lyons Inc. Class B	1,270	30,759
Berkley (W.R.) Corp.	25,506	902,657

Bristol West Holdings Inc.	2,402	34,949
Brown & Brown Inc.	17,645	539,231
Chubb Corp.	65,396	3,397,976
CIGNA Corp.	17,490	2,034,437
Cincinnati Financial Corp.	24,581	1,181,363
CNA Financial Corp. (1)	3,825	137,777
CNA Surety Corp. (1)	2,511	50,722
Commerce Group Inc.	8,538	256,567
Conseco Inc. (1)	23,799	499,541
Crawford & Co. Class B	3,666	24,892
Darwin Professional Underwriters Inc. (1)	817	18,146
Delphi Financial Group Inc. Class A	6,507	259,499
Direct General Corp. (2)	2,322	31,254
Donegal Group Inc. Class A	2,036	41,168
EMC Insurance Group Inc.	934	26,937
Enstar Group Inc. (1)	517	49,394
Erie Indemnity Co. Class A	7,814	409,219
FBL Financial Group Inc. Class A	2,139	71,592
Fidelity National Financial Inc.	27,602	1,149,623
Fidelity National Title Group Inc. Class A (2)	4,901	102,725
First Acceptance Corp. (1)	2,625	30,161
First American Corp.	13,465	570,108
FPIC Insurance Group Inc. (1)	1,643	65,079
Gallagher (Arthur J.) & Co.	15,190	405,117
Genworth Financial Inc. Class A	71,909	2,517,534
Great American Financial Resources Inc.	1,382	28,925
Hanover Insurance Group Inc. (The)	7,977	356,014
Harleysville Group Inc.	2,164	75,718
Hartford Financial Services Group Inc. (The)	47,784	4,145,262
HCC Insurance Holdings Inc.	17,633	579,773
Hilb, Rogal & Hobbs Co.	5,681	242,295
Horace Mann Educators Corp.	6,754	129,879
Independence Holding Co.	787	17,125
Infinity Property & Casualty Corp.	3,245	133,467
James River Group Inc. (1)	1,430	41,971
Kansas City Life Insurance Co.	627	28,554
LandAmerica Financial Group Inc.	2,696	177,370
Lincoln National Corp.	44,337	2,752,441
Loews Corp.	69,901	2,649,248
Markel Corp. (1)	1,524	625,846
Marsh & McLennan Companies Inc.	86,702	2,440,661
MBIA Inc.	21,253	1,305,784
Meadowbrook Insurance Group (1)	3,956	44,545
Mercury General Corp.	4,164	206,576
MetLife Inc.	72,958	4,135,259
MGIC Investment Corp.	13,824	829,025
Midland Co. (The)	1,827	79,146
National Interstate Corp.	2,489	61,229
National Western Life Insurance Co. Class A	358	82,301
Nationwide Financial Services Inc.	7,687	369,745
Navigators Group Inc. (The) (1)	2,047	98,276
NYMAGIC Inc.	916	29,037
Odyssey Re Holdings Corp. (2)	2,017	68,134
Ohio Casualty Corp.	9,993	258,519
Old Republic International Corp.	36,341	804,953
Philadelphia Consolidated Holding Corp. (1)	8,647	343,978
Phoenix Companies Inc.	17,687	247,618
PMA Capital Corp. Class A (1)	5,061	44,638
PMI Group Inc. (The)	14,159	620,306
Presidential Life Corp.	3,375	75,499
Principal Financial Group Inc.	43,695	2,371,765
ProAssurance Corp. (1)	5,227	257,587
Progressive Corp. (The)	123,354	3,027,107

Protective Life Corp.	10,978	502,244
Prudential Financial Inc.	77,561	5,914,026
Radian Group Inc.	13,038	782,280
Reinsurance Group of America Inc.	4,569	237,268
RLI Corp.	3,508	178,171
SAFECO Corp.	18,820	1,109,063
Safety Insurance Group Inc.	2,238	108,901
SCPIE Holdings Inc. (1)	1,582	37,240
SeaBright Insurance Holdings Inc. (1)	2,497	34,883
Selective Insurance Group Inc.	4,593	241,638
St. Paul Travelers Companies Inc.	109,759	5,146,599
StanCorp Financial Group Inc.	8,591	383,416
State Auto Financial Corp.	2,263	69,135
Stewart Information Services Corp.	2,698	93,809
Torchmark Corp.	15,848	1,000,167
Tower Group Inc.	2,640	88,044
Transatlantic Holdings Inc.	4,216	254,689
Triad Guaranty Inc. (1)	1,809	92,567
21st Century Insurance Group	5,122	76,574
United Fire & Casualty Co.	3,237	101,318
Unitrin Inc.	7,453	329,199
Universal American Financial Corp. (1)	5,983	96,147
UnumProvident Corp.	54,088	1,048,766
USI Holdings Corp. (1)	7,251	98,251
Wesco Financial Corp.	219	95,703
Zenith National Insurance Corp.	5,806	231,601

		101,756,576
INTERNET—1.90%
Access Integrated Technologies Inc. Class A (1)	2,125	20,124
Agile Software Corp. (1)	8,939	58,372
Akamai Technologies Inc. (1)(2)	24,330	1,216,257
Amazon.com Inc. (1)	49,166	1,579,212
aQuantive Inc. (1)	11,963	282,566
Ariba Inc. (1)	11,713	87,730
Art Technology Group Inc. (1)	17,505	44,813
@Road Inc. (1)	9,671	56,479
Audible Inc. (1)(2)	3,850	27,951
Avocent Corp. (1)	6,991	210,569
Blue Coat Systems Inc. (1)	2,275	40,973
Blue Nile Inc. (1)(2)	2,129	77,389
CheckFree Corp. (1)	13,112	541,788
Chordiant Software Inc. (1)	12,457	38,243
Click Commerce Inc. (1)(2)	1,615	36,531
CMGI Inc. (1)	72,588	76,943
CNET Networks Inc. (1)	23,550	225,609
Cogent Communications Group Inc. (1)	3,292	38,154
Covad Communications Group Inc. (1)	45,999	68,539
CyberSource Corp. (1)	4,794	56,713
DealerTrack Holdings Inc. (1)	1,676	37,056
Digital Insight Corp. (1)	5,428	159,149
Digital River Inc. (1)	6,205	317,200
Digitas Inc. (1)	14,206	136,662
Drugstore.com Inc. (1)	12,584	43,415
EarthLink Inc. (1)	20,956	152,350
eBay Inc. (1)	185,617	5,264,098
eCollege.com Inc. (1)	2,846	45,508
Emdeon Corp. (1)	43,107	504,783
Equinix Inc. (1)(2)	4,490	269,849
eResearch Technology Inc. (1)(2)	7,739	62,763
Expedia Inc. (1)	34,287	537,620
F5 Networks Inc. (1)	6,374	342,411
FTD Group Inc. (1)	2,014	31,116

Google Inc. Class A (1)	32,914	13,228,137
GSI Commerce Inc. (1)	6,148	91,236
Harris Interactive Inc. (1)	8,507	51,893
i2 Technologies Inc. (1)	2,228	41,730
IAC/InterActiveCorp (1)	27,507	791,101
InfoSpace Inc. (1)	4,900	90,356
Internap Network Services Corp. (1)	4,804	73,117
Internet Capital Group Inc. (1)	6,153	58,146
Internet Security Systems Inc. (1)	6,188	171,779
Interwoven Inc. (1)	6,707	73,978
iPass Inc. (1)	10,202	47,745
j2 Global Communications Inc. (1)(2)	7,806	212,089
Jupitermedia Corp. (1)	3,411	29,539
Knot Inc. (The) (1)	2,742	60,680
Liberty Media Holding Corp. - Liberty
Interactive Group Series A (1)	110,647	2,254,986
Lionbridge Technologies Inc. (1)	9,381	71,577
Liquidity Services Inc. (1)	1,219	19,004
LoopNet Inc. (1)	351	4,444
McAfee Inc. (1)	25,280	618,349
Move Inc. (1)	15,740	77,283
NetBank Inc.	7,279	44,038
NetFlix Inc. (1)(2)	7,080	161,282
NetRatings Inc. (1)	2,087	29,698
NIC Inc. (1)	6,012	30,962
NutriSystem Inc. (1)	5,040	313,942
1-800-FLOWERS.COM Inc. (1)	3,942	20,735
Online Resources Corp. (1)	3,540	43,365
Openwave Systems Inc. (1)	14,831	138,818
Opsware Inc. (1)	12,851	115,788
Overstock.com Inc. (1)(2)	1,754	30,748
Perficient Inc. (1)	2,765	43,355
Priceline.com Inc. (1)	4,001	147,197
ProQuest Co. (1)	3,992	51,976
RealNetworks Inc. (1)	16,799	178,237
Redback Networks Inc. (1)	9,936	137,912
RightNow Technologies Inc. (1)	2,359	36,824
S1 Corp. (1)	11,141	51,360
Safeguard Scientifics Inc. (1)	18,874	36,993
Sapient Corp. (1)	12,804	69,782
Secure Computing Corp. (1)	7,018	44,424
Sohu.com Inc. (1)	4,061	89,423
SonicWALL Inc. (1)	10,122	110,532
Stamps.com Inc. (1)	2,933	55,903
Stellent Inc.	4,543	49,246
Symantec Corp. (1)	155,964	3,318,914
Terremark Worldwide Inc. (1)	6,148	34,121
TheStreet.com Inc.	2,886	30,707
TIBCO Software Inc. (1)	33,074	297,005
Travelzoo Inc. (1)	480	13,834
TriZetto Group Inc. (The) (1)	6,742	102,074
24/7 Real Media Inc. (1)	7,616	65,041
United Online Inc.	10,086	122,847
ValueClick Inc. (1)(2)	15,197	281,752
Vasco Data Security International Inc. (1)	3,906	40,466
VeriSign Inc. (1)	38,753	782,811
Vignette Corp. (1)	4,677	63,327
WebEx Communications Inc. (1)	6,573	256,478
WebMD Health Corp. Class A (1)(2)	1,111	38,152
webMethods Inc. (1)	8,535	65,293
Websense Inc. (1)	7,534	162,810
WebSideStory Inc. (1)	2,752	36,354
Yahoo! Inc. (1)	222,080	5,614,182

		44,114,812

INVESTMENT COMPANIES—0.10%
Allied Capital Corp. (2)	22,186	670,239
American Capital Strategies Ltd.	22,446	885,944
Apollo Investment Corp.	12,754	261,585
Ares Capital Corp.	7,695	134,047
Capital Southwest Corp.	433	51,592
Gladstone Capital Corp. (2)	1,777	39,112
Gladstone Investment Corp.	2,057	30,032
Harris & Harris Group Inc. (1)(2)	3,257	39,996
MCG Capital Corp.	8,387	136,960
Medallion Financial Corp.	2,308	25,457
MVC Capital Inc. (2)	2,683	34,772
NGP Capital Resources Co.	2,738	39,947
Technology Investment Capital Corp.	3,057	44,724

		2,394,407
IRON & STEEL—0.30%
AK Steel Holding Corp. (1)	17,287	209,864
Allegheny Technologies Inc.	15,839	985,027
Carpenter Technology Corp.	3,999	429,932
Chaparral Steel Co. (1)	7,234	246,390
Cleveland-Cliffs Inc.	6,606	251,755
Gibraltar Industries Inc.	3,801	84,306
Nucor Corp.	49,134	2,431,642
Olympic Steel Inc.	1,313	32,641
Oregon Steel Mills Inc. (1)	5,610	274,161
Reliance Steel & Aluminum Co.	10,318	331,621
Ryerson Inc. (2)	4,094	89,618
Schnitzer Steel Industries Inc. Class A	3,550	111,967
Shiloh Industries Inc. (1)	756	10,191
Steel Dynamics Inc.	7,650	385,943
Steel Technologies Inc.	1,795	35,236
United States Steel Corp.	19,436	1,121,068
Wheeling-Pittsburgh Corp. (1)	1,694	28,984

		7,060,346
LEISURE TIME—0.21%
Ambassadors Group Inc.	3,240	91,627
Ambassadors International Inc.	1,124	35,507
Arctic Cat Inc.	2,014	33,432
Bally Total Fitness Holding Corp. (1)(2)	5,789	8,741
Brunswick Corp.	14,864	463,608
Callaway Golf Co.	11,892	155,904
Harley-Davidson Inc.	42,388	2,659,847
K2 Inc. (1)	7,389	86,673
Life Time Fitness Inc. (1)	4,775	221,035
Marine Products Corp.	1,929	18,750
Multimedia Games Inc. (1)	4,264	38,717
Nautilus Inc. (2)	5,157	70,909
Polaris Industries Inc.	6,501	267,516
Sabre Holdings Corp.	20,859	487,892
Town Sports International Holdings Inc. (1)	1,410	18,499
WMS Industries Inc. (1)	4,242	123,909

		4,782,566
LODGING—0.57%
Ameristar Casinos Inc.	4,055	88,034
Aztar Corp. (1)	5,677	300,938
Boyd Gaming Corp.	6,860	263,698
Choice Hotels International Inc.	5,278	215,870
Gaylord Entertainment Co. (1)	6,386	280,026

Harrah’s Entertainment Inc.	29,101	1,933,179
Hilton Hotels Corp.	60,620	1,688,267
Las Vegas Sands Corp. (1)	21,879	1,495,430
Lodgian Inc. (1)	3,209	42,616
Marcus Corp.	3,379	77,616
Marriott International Inc. Class A	53,792	2,078,523
MGM Mirage (1)	18,930	747,546
Monarch Casino & Resort Inc. (1)	1,637	31,741
Morgans Hotel Group Co. (1)	2,829	35,363
MTR Gaming Group Inc. (1)	3,561	33,438
Riviera Holdings Corp. (1)	1,724	35,221
Starwood Hotels & Resorts Worldwide Inc.	34,224	1,957,271
Station Casinos Inc.	7,594	439,161
Trump Entertainment Resorts Inc. (1)	4,847	82,205
Wyndham Worldwide Corp. (1)	31,558	882,677
Wynn Resorts Ltd. (1)	7,729	525,649

		13,234,469
MACHINERY—0.85%
AGCO Corp. (1)	14,227	360,654
Albany International Corp. Class A	4,198	133,580
Applied Industrial Technologies Inc.	7,026	171,434
Astec Industries Inc. (1)	2,667	67,342
Briggs & Stratton Corp.	8,031	221,254
Bucyrus International Inc. Class A	4,954	210,149
Cascade Corp.	1,968	89,839
Caterpillar Inc.	105,555	6,945,519
Chart Industries Inc. (1)	1,969	24,238
Cognex Corp.	7,321	184,928
Columbus McKinnon Corp. (1)	2,877	51,872
Cummins Inc.	7,295	869,783
Deere & Co.	36,982	3,103,160
DXP Enterprises Inc. (1)	268	6,269
Flow International Corp. (1)	5,879	76,251
Flowserve Corp. (1)	8,882	449,340
Gardner Denver Inc. (1)	8,228	272,182
Gehl Corp. (1)	1,650	44,187
Gerber Scientific Inc. (1)	3,548	53,149
Gorman-Rupp Co. (The)	1,432	46,826
Graco Inc.	10,751	419,934
IDEX Corp.	8,386	361,017
Intermec Inc. (1)	7,910	208,508
Intevac Inc. (1)	3,295	55,356
iRobot Corp. (1)(2)	1,794	35,988
JLG Industries Inc.	16,710	331,025
Joy Global Inc.	19,555	735,464
Kadant Inc. (1)	2,141	52,583
Lindsay Manufacturing Co.	1,811	52,066
Manitowoc Co. Inc. (The)	9,617	430,745
Middleby Corp. (The) (1)	1,050	80,913
NACCO Industries Inc.	863	117,290
Nordson Corp.	4,626	184,392
Presstek Inc. (1)	4,639	25,004
Robbins & Myers Inc.	2,065	63,850
Rockwell Automation Inc.	28,044	1,629,356
Sauer-Danfoss Inc.	1,623	38,920
Tecumseh Products Co. Class A (1)	2,607	39,652
Tennant Co.	2,584	62,895
Terex Corp. (1)	15,889	718,501
TurboChef Technologies Inc. (1)(2)	2,127	29,565
Wabtec Corp.	7,626	206,893
Zebra Technologies Corp. Class A (1)	11,114	397,214

		19,659,087

MANUFACTURING—4.15%
Actuant Corp. Class A	4,284	214,628
Acuity Brands Inc.	7,056	320,342
American Railcar Industries Inc.	1,416	41,220
Ameron International Corp.	1,371	91,089
AptarGroup Inc.	5,519	280,807
Barnes Group Inc.	6,208	109,012
Blount International Inc. (1)	5,963	59,749
Brink’s Co. (The)	7,599	403,203
Carlisle Companies Inc.	4,829	406,119
Ceradyne Inc. (1)	4,214	173,153
CLARCOR Inc.	8,131	247,914
Crane Co.	8,327	348,069
Danaher Corp.	37,446	2,571,417
Donaldson Co. Inc.	11,611	428,446
Dover Corp.	32,129	1,524,200
Eastman Kodak Co. (2)	45,355	1,015,952
Eaton Corp.	23,664	1,629,266
EnPro Industries Inc. (1)	3,308	99,438
ESCO Technologies Inc. (1)	4,054	186,646
Federal Signal Corp.	7,585	115,671
Flanders Corp. (1)	2,008	17,188
FreightCar America Inc.	1,972	104,516
General Electric Co.	1,638,782	57,849,005
GenTek Inc. (1)	1,609	44,424
Griffon Corp. (1)(2)	4,678	111,664
Harsco Corp.	6,592	511,869
Hexcel Corp. (1)	14,660	207,439
Honeywell International Inc.	130,517	5,338,145
Illinois Tool Works Inc.	78,715	3,534,304
ITT Industries Inc.	29,159	1,494,982
Jacuzzi Brands Inc. (1)	12,196	121,838
Koppers Holdings Inc.	1,571	29,802
Lancaster Colony Corp.	3,807	170,401
Leggett & Platt Inc.	28,871	722,641
Matthews International Corp. Class A	5,043	185,633
Myers Industries Inc.	4,188	71,196
Pall Corp.	19,619	604,461
Parker Hannifin Corp.	18,969	1,474,460
Pentair Inc.	15,968	418,202
PW Eagle Inc. (2)	1,654	49,637
Raven Industries Inc.	2,526	75,805
Reddy Ice Holdings Inc.	2,618	63,356
Roper Industries Inc.	13,762	615,712
Smith & Wesson Holding Corp. (1)	4,586	63,654
Smith (A.O.) Corp.	3,214	126,728
SPX Corp.	9,489	507,092
Standex International Corp.	1,941	54,115
Teleflex Inc.	6,320	351,645
Textron Inc.	20,492	1,793,050
3M Co.	118,837	8,843,850
Tredegar Corp.	5,358	89,693
Trinity Industries Inc.	12,412	399,294

		96,312,142
MEDIA—3.15%
Acacia Research Corp. - Acacia
Technologies Group (1)	4,373	49,634
Belo Corp.	14,272	225,640
Cablevision Systems Corp.	34,272	778,317
CBS Corp. Class B	106,087	2,988,471
Charter Communications Inc. Class A (1)	61,933	94,138

Citadel Broadcasting Corp.	5,800	54,520
CKX Inc. (1)	8,021	99,861
Clear Channel Communications Inc.	79,396	2,290,575
Comcast Corp. Class A (1)	307,047	11,314,682
Courier Corp.	1,578	58,607
Cox Radio Inc. Class A (1)	7,098	108,954
Crown Media Holdings Inc. (1)(2)	2,436	10,938
CTC Media Inc. (1)	4,010	89,423
Cumulus Media Inc. Class A (1)	5,511	52,685
DIRECTV Group Inc. (The) (1)	126,807	2,495,562
Discovery Holding Co. Class A (1)	44,406	642,111
Dow Jones & Co. Inc.	9,294	311,721
EchoStar Communications Corp. (1)	32,489	1,063,690
Emmis Communications Corp. (1)	5,174	63,382
Entercom Communications Corp.	5,007	126,176
Entravision Communications Corp. (1)	10,514	78,224
Fisher Communications Inc. (1)	1,196	49,694
Gannett Co. Inc.	37,545	2,133,682
Gemstar-TV Guide International Inc. (1)	38,971	129,384
Gray Television Inc.	6,735	43,171
Hearst-Argyle Television Inc.	4,181	95,954
Journal Communications Inc. Class A	6,871	77,436
Journal Register Co.	6,214	35,233
Lee Enterprises Inc.	7,187	181,400
Liberty Global Inc. Class A (1)	72,460	1,865,120
Liberty Media Holding Corp. - Liberty
Capital Group Series A (1)	22,128	1,849,237
Lin TV Corp. Class A (1)	4,336	33,734
LodgeNet Entertainment Corp. (1)	2,604	49,164
Martha Stewart Living Omnimedia Inc. Class A (2)	3,976	70,614
McClatchy Co. (The) Class A	8,650	364,944
McGraw-Hill Companies Inc. (The)	56,404	3,273,124
Media General Inc. Class A	3,472	130,964
Mediacom Communications Corp. (1)	8,699	61,937
Meredith Corp.	4,883	240,878
New York Times Co. Class A	20,772	477,341
News Corp. Class A	362,935	7,131,673
Outdoor Channel Holdings Inc. (1)	2,060	22,433
Playboy Enterprises Inc. Class B (1)	3,348	31,505
PRIMEDIA Inc. (1)	31,193	47,413
Private Media Group Inc. (1)(2)	3,962	16,006
Radio One Inc. Class D (1)	12,019	75,119
Readers Digest Association Inc. (The)	15,139	196,201
Salem Communications Corp. Class A	1,565	17,700
Scholastic Corp. (1)	5,511	171,668
Scripps (E.W.) Co. Class A	13,300	637,469
Sinclair Broadcast Group Inc. Class A	7,153	56,151
Sirius Satellite Radio Inc. (1)(2)	221,850	867,434
Spanish Broadcasting System Inc. Class A (1)	7,006	30,616
Sun-Times Media Group Inc. Class A	10,630	69,945
Time Warner Inc.	628,200	11,452,086
Tribune Co.	28,753	940,798
Univision Communications Inc. Class A (1)	33,982	1,166,942
Value Line Inc.	208	9,695
Viacom Inc. Class B (1)	100,023	3,718,855
Walt Disney Co. (The)	345,945	10,693,160
Washington Post Co. (The) Class B	879	647,823
Westwood One Inc.	11,023	78,043
Wiley (John) & Sons Inc. Class A	6,935	249,729
World Wrestling Entertainment Inc.	3,367	55,320
XM Satellite Radio Holdings Inc. Class A (1)	40,587	523,166

		73,067,272

METAL FABRICATE & HARDWARE—0.16%
Ampco-Pittsburgh Corp.	1,130	34,951
Castle (A.M.) & Co.	1,570	42,139
CIRCOR International Inc.	2,510	76,681
Commercial Metals Co.	18,900	384,237
Dynamic Materials Corp.	1,851	60,009
Foster (L.B.) Co. Class A (1)	1,606	25,857
Kaydon Corp.	4,428	163,925
Ladish Co. Inc. (1)	2,206	63,709
Lawson Products Inc.	699	29,302
Mueller Industries Inc.	5,794	203,775
Mueller Water Products Inc. Class A (1)	3,940	57,563
NN Inc.	2,703	31,976
NS Group Inc. (1)	3,531	227,926
Precision Castparts Corp.	21,322	1,346,698
Quanex Corp.	5,933	180,067
RBC Bearings Inc. (1)	3,210	77,522
Timken Co. (The)	13,228	393,930
Valmont Industries Inc.	2,843	148,547
Worthington Industries Inc.	11,372	194,006

		3,742,820
MINING—0.59%
Alcoa Inc.	137,179	3,846,499
AMCOL International Corp.	3,450	85,940
Brush Engineered Materials Inc. (1)	3,048	75,804
Century Aluminum Co. (1)(2)	3,632	122,217
Coeur d’Alene Mines Corp. (1)	43,663	205,653
Compass Minerals International Inc.	5,020	142,116
Freeport-McMoRan Copper & Gold Inc.	29,683	1,580,917
Hecla Mining Co. (1)(2)	18,723	107,470
Newmont Mining Corp.	66,007	2,821,799
Phelps Dodge Corp.	32,139	2,722,173
Royal Gold Inc. (2)	3,053	82,828
RTI International Metals Inc. (1)	3,577	155,886
Southern Copper Corp. (2)	1,066	98,605
Stillwater Mining Co. (1)	6,490	54,516
Titanium Metals Corp. (1)	12,494	315,848
USEC Inc.	13,661	131,692
Vulcan Materials Co.	15,878	1,242,454

		13,792,417
OFFICE & BUSINESS EQUIPMENT—0.18%
Global Imaging Systems Inc. (1)	8,046	177,575
IKON Office Solutions Inc.	17,265	232,042
Pitney Bowes Inc.	34,996	1,552,773
Xerox Corp. (1)	144,976	2,255,827

		4,218,217
OFFICE FURNISHINGS—0.05%
CompX International Inc.	247	3,851
Herman Miller Inc.	10,420	356,468
HNI Corp.	8,135	338,253
Interface Inc. Class A (1)	7,501	96,613
Knoll Inc.	4,856	98,091
Steelcase Inc. Class A	12,130	190,320

		1,083,596
OIL & GAS—6.86%
Alon USA Energy Inc.	1,889	55,707
Anadarko Petroleum Corp.	72,258	3,167,068
Apache Corp.	52,085	3,291,772
Arena Resources Inc. (1)	1,835	58,940

Atlas America Inc. (1)	2,732	116,602
ATP Oil & Gas Corp. (1)	3,166	116,952
Atwood Oceanics Inc. (1)	4,241	190,718
Aurora Oil & Gas Corp. (1)	10,452	31,983
Berry Petroleum Co. Class A	5,543	156,091
Bill Barrett Corp. (1)	4,468	109,734
Bois d’Arc Energy Inc. (1)	2,638	40,361
Brigham Exploration Co. (1)	7,146	48,378
Bronco Drilling Co. Inc. (1)	2,139	37,604
Cabot Oil & Gas Corp.	7,676	367,911
Callon Petroleum Co. (1)	3,189	43,243
Carrizo Oil & Gas Inc. (1)	3,476	89,646
Cheniere Energy Inc. (1)(2)	8,611	255,833
Chesapeake Energy Corp.	58,845	1,705,328
Chevron Corp.	349,341	22,658,257
Cimarex Energy Co.	12,971	456,449
Clayton Williams Energy Inc. (1)	828	25,088
CNX Gas Corp. (1)	4,381	101,508
Comstock Resources Inc. (1)	6,751	183,290
ConocoPhillips	260,160	15,487,325
Crosstex Energy Inc.	1,661	148,776
Delek US Holdings Inc. (1)	1,618	29,933
Delta Petroleum Corp. (1)	8,314	187,231
Denbury Resources Inc. (1)	18,854	544,881
Devon Energy Corp.	69,365	4,380,400
Diamond Offshore Drilling Inc.	9,330	675,212
Edge Petroleum Corp. (1)	2,733	45,013
Encore Acquisition Co. (1)	8,297	201,949
Energy Partners Ltd. (1)	6,023	148,467
ENSCO International Inc.	24,284	1,064,368
EOG Resources Inc.	38,245	2,487,837
EXCO Resources Inc. (1)	8,174	101,439
Exploration Company of Delaware (The) (1)	4,586	43,888
Exxon Mobil Corp.	953,526	63,981,595
Forest Oil Corp. (1)	8,620	272,306
Frontier Oil Corp.	17,950	477,111
Gasco Energy Inc. (1)	11,534	31,142
GeoGlobal Resources Inc. (1)(2)	4,709	27,595
Geomet Inc. (1)	1,614	15,172
Giant Industries Inc. (1)	2,302	186,922
GMX Resources Inc. (1)	1,261	39,583
Goodrich Petroleum Corp. (1)	1,960	59,035
Grey Wolf Inc. (1)	30,553	204,094
Gulfport Energy Corp. (1)	2,017	23,377
Harvest Natural Resources Inc. (1)	5,838	60,423
Helmerich & Payne Inc.	16,496	379,903
Hess Corp.	38,203	1,582,368
Holly Corp.	7,539	326,665
Houston Exploration Co. (1)	4,574	252,256
Marathon Oil Corp.	57,140	4,394,066
Mariner Energy Inc. (1)	11,503	211,310
McMoRan Exploration Co. (1)(2)	3,830	67,944
Meridian Resource Corp. (The) (1)	13,660	41,800
Murphy Oil Corp.	29,410	1,398,446
Newfield Exploration Co. (1)	20,327	783,403
Noble Energy Inc.	27,937	1,273,648
Occidental Petroleum Corp.	135,020	6,495,812
Parallel Petroleum Corp. (1)	5,886	118,073
Parker Drilling Co. (1)	16,986	120,261
Patterson-UTI Energy Inc.	27,134	644,704
Penn Virginia Corp.	2,931	185,855
PetroCorp Inc. Escrow (3)	1,248	0
Petrohawk Energy Corp. (1)	22,350	231,993

Petroleum Development Corp. (1)	2,554	101,879
PetroQuest Energy Inc. (1)	6,436	67,127
Pioneer Drilling Co. (1)	6,500	83,460
Pioneer Natural Resources Co.	20,433	799,339
Plains Exploration & Production Co. (1)	12,473	535,216
Pogo Producing Co.	9,105	372,850
Pride International Inc. (1)	25,608	702,171
PrimeEnergy Corp. (1)	115	8,197
Quest Resource Corp. (1)(2)	3,071	27,270
Quicksilver Resources Inc. (1)	9,824	313,386
RAM Energy Resources Inc. (1)(2)	3,272	15,706
Range Resources Corp.	21,851	551,519
Rosetta Resources Inc. (1)	7,947	136,450
Rowan Companies Inc.	17,466	552,450
Southwestern Energy Co. (1)	26,518	792,093
St. Mary Land & Exploration Co.	8,979	329,619
Stone Energy Corp. (1)	4,283	173,376
Sulphco Inc. (1)(2)	5,464	33,931
Sunoco Inc.	20,924	1,301,264
Swift Energy Co. (1)	4,581	191,577
Tesoro Corp.	10,845	628,793
TODCO (1)	9,713	336,070
Toreador Resources Corp. (1)	1,898	34,961
Transmeridian Exploration Inc. (1)(2)	10,890	43,016
Unit Corp. (1)	7,267	334,064
VAALCO Energy Inc. (1)	9,050	64,979
Valero Energy Corp.	97,024	4,993,825
W&T Offshore Inc.	3,073	89,762
Warren Resources Inc. (1)	8,380	102,068
Western Refining Inc.	3,643	84,663
Whiting Petroleum Corp. (1)(2)	5,809	232,941
XTO Energy Inc.	57,412	2,418,768

		159,194,834
OIL & GAS SERVICES—0.89%
Allis-Chalmers Energy Inc. (1)	2,949	43,173
Baker Hughes Inc.	53,727	3,664,181
Basic Energy Services Inc. (1)	1,962	47,873
BJ Services Co.	47,199	1,422,106
Cameron International Corp. (1)	18,251	881,706
CARBO Ceramics Inc.	3,148	113,423
Complete Production Services Inc. (1)	4,093	80,796
Dawson Geophysical Co. (1)	1,183	35,135
Dresser-Rand Group Inc. (1)	4,914	100,246
Dril-Quip Inc. (1)	1,740	117,763
FMC Technologies Inc. (1)	10,824	581,249
Global Industries Ltd. (1)	13,869	215,802
Grant Prideco Inc. (1)	20,693	786,955
Gulf Island Fabrication Inc.	1,893	49,388
Halliburton Co.	162,751	4,630,266
Hanover Compressor Co. (1)	16,066	292,723
Helix Energy Solutions Group Inc. (1)	14,332	478,689
Hercules Offshore Inc. (1)	3,181	98,770
Hornbeck Offshore Services Inc. (1)	3,854	129,109
Hydril Co. (1)	2,804	157,192
Input/Output Inc. (1)(2)	11,068	109,905
Lone Star Technologies Inc. (1)	4,835	233,917
Lufkin Industries Inc.	2,326	123,092
MarkWest Hydrocarbon Inc.	985	27,580
Matrix Service Co. (1)	3,272	42,830
Maverick Tube Corp. (1)	5,808	376,533
Metretek Technologies Inc. (1)(2)	2,464	29,420
NATCO Group Inc. Class A (1)	2,298	66,182

National Oilwell Varco Inc. (1)	27,559	1,613,579
Newpark Resources Inc. (1)	14,038	74,823
Oceaneering International Inc. (1)	8,445	260,106
Oil States International Inc. (1)	7,781	213,978
RPC Inc.	3,355	61,464
SEACOR Holdings Inc. (1)	3,553	293,123
Smith International Inc.	33,726	1,308,569
Superior Energy Services Inc. (1)	12,538	329,248
Superior Well Services Inc. (1)	1,715	33,957
T-3 Energy Services Inc. (1)	221	4,435
Tetra Technologies Inc. (1)	11,224	271,172
Tidewater Inc.	9,477	418,789
Trico Marine Services Inc. (1)	1,861	62,809
Union Drilling Inc. (1)	2,124	23,364
Universal Compression Holdings Inc. (1)	4,738	253,246
Veritas DGC Inc. (1)	5,584	367,539
Warrior Energy Service Corp. (1)	1,524	39,243
W-H Energy Services Inc. (1)	4,631	192,048

		20,757,496
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc. (1)	1,125	47,194
Ball Corp.	16,576	670,499
Bemis Co. Inc.	16,467	541,106
Chesapeake Corp.	3,112	44,533
Crown Holdings Inc. (1)	26,356	490,222
Graphic Packaging Corp. (1)	11,896	43,539
Greif Inc. Class A	2,587	207,245
Owens-Illinois Inc. (1)	24,093	371,514
Packaging Corp. of America	12,752	295,846
Pactiv Corp. (1)	22,384	636,153
Sealed Air Corp.	12,922	699,339
Silgan Holdings Inc.	3,654	137,244
Sonoco Products Co.	15,561	523,472

		4,707,906
PHARMACEUTICALS—5.63%
Abbott Laboratories	240,556	11,681,399
Abraxis BioScience Inc. (1)	4,019	111,648
ACADIA Pharmaceuticals Inc. (1)	3,801	32,841
Adams Respiratory Therapeutics Inc. (1)	4,767	174,425
Adolor Corp. (1)	7,110	98,616
Akorn Inc. (1)	6,998	25,263
Alkermes Inc. (1)	15,227	241,348
Allergan Inc.	23,568	2,653,993
Alnylam Pharmaceuticals Inc. (1)(2)	5,021	72,353
Alpharma Inc. Class A	6,670	156,011
Altus Pharmaceuticals Inc. (1)	1,161	18,541
AmerisourceBergen Corp.	33,099	1,496,075
Amylin Pharmaceuticals Inc. (1)	16,875	743,681
Anadys Pharmaceuticals Inc. (1)	4,468	12,957
Andrx Corp. (1)	11,597	283,315
Array BioPharma Inc. (1)	6,135	52,270
AtheroGenics Inc. (1)(2)	6,193	81,562
Auxilium Pharmaceuticals Inc. (1)	3,409	34,499
AVANIR Pharmaceuticals Class A (1)(2)	4,974	34,420
AVI BioPharma Inc. (1)	7,891	28,644
Barr Pharmaceuticals Inc. (1)	16,791	872,125
Bentley Pharmaceuticals Inc. (1)	3,030	36,360
Bioenvision Inc. (1)	5,656	31,165
BioMarin Pharmaceutical Inc. (1)	13,408	190,796
Bradley Pharmaceuticals Inc. (1)	2,287	36,409
Bristol-Myers Squibb Co.	309,943	7,723,780

Caraco Pharmaceutical Laboratories Ltd. (1)	1,536	15,606
Cardinal Health Inc.	65,847	4,328,782
Caremark Rx Inc.	69,752	3,952,846
Cephalon Inc. (1)	9,620	594,035
CombinatoRX Inc. (1)	3,864	24,073
Connetics Corp. (1)	5,377	58,609
Conor Medsystems Inc. (1)	4,720	111,250
Cubist Pharmaceuticals Inc. (1)	8,529	185,420
CV Therapeutics Inc. (1)	8,672	96,606
Cypress Bioscience Inc. (1)	5,031	36,726
Dendreon Corp. (1)	11,191	50,024
Depomed Inc. (1)	5,781	23,586
Durect Corp. (1)	10,037	41,152
Emisphere Technologies Inc. (1)	3,740	31,603
Endo Pharmaceuticals Holdings Inc. (1)	21,066	685,698
Express Scripts Inc. (1)	18,190	1,373,163
Forest Laboratories Inc. (1)	51,437	2,603,227
Genta Inc. (1)	21,001	16,381
Gilead Sciences Inc. (1)	71,732	4,927,988
HealthExtras Inc. (1)	4,266	120,770
Hi-Tech Pharmacal Co. Inc. (1)	1,581	19,984
Hospira Inc. (1)	24,663	943,853
Idenix Pharmaceuticals Inc. (1)	3,874	37,578
I-Flow Corp. (1)	3,672	44,137
ImClone Systems Inc. (1)	10,918	309,198
Indevus Pharmaceuticals Inc. (1)	8,371	49,556
Isis Pharmaceuticals Inc. (1)	11,450	82,211
King Pharmaceuticals Inc. (1)	38,051	648,009
Kos Pharmaceuticals Inc. (1)	2,898	143,219
K-V Pharmaceutical Co. Class A (1)	6,077	144,025
Lilly (Eli) & Co.	154,977	8,833,689
Mannatech Inc. (2)	2,571	45,558
MannKind Corp. (1)	3,518	66,842
Medarex Inc. (1)	19,197	206,176
Medco Health Solutions Inc. (1)	47,566	2,859,192
Medicines Co. (The) (1)	7,872	177,592
Medicis Pharmaceutical Corp. Class A	8,550	276,593
Merck & Co. Inc.	343,989	14,413,139
MGI Pharma Inc. (1)	12,268	211,132
Mylan Laboratories Inc.	33,255	669,423
Nabi Biopharmaceuticals (1)	9,430	54,505
Nastech Pharmaceutical Co. Inc. (1)	3,413	52,082
NBTY Inc. (1)	8,665	253,625
Neurocrine Biosciences Inc. (1)	5,928	63,726
New River Pharmaceuticals Inc. (1)(2)	2,490	64,068
Noven Pharmaceuticals Inc. (1)	3,719	89,702
NPS Pharmaceuticals Inc. (1)	7,241	27,588
Nuvelo Inc. (1)	8,134	148,364
Omnicare Inc.	19,144	824,915
Onyx Pharmaceuticals Inc. (1)	6,507	112,506
OSI Pharmaceuticals Inc. (1)	8,942	335,593
Osiris Therapeutics Inc. (1)	551	5,516
Pain Therapeutics Inc. (1)(2)	5,583	48,125
Par Pharmaceutical Companies Inc. (1)	5,505	100,411
Penwest Pharmaceuticals Co. (1)	3,588	59,740
Perrigo Co.	12,201	207,051
PetMed Express Inc. (1)	2,949	30,788
Pfizer Inc.	1,154,816	32,750,582
Pharmion Corp. (1)	3,793	81,739
POZEN Inc. (1)(2)	3,944	50,720
Progenics Pharmaceuticals Inc. (1)	3,501	82,133
Renovis Inc. (1)	3,423	47,100
Rigel Pharmaceuticals Inc. (1)	3,899	40,043

Salix Pharmaceuticals Ltd. (1)	7,308	99,096
Santarus Inc. (1)(2)	7,222	53,587
Schering-Plough Corp.	233,478	5,157,529
Sciele Pharma Inc. (1)	4,578	86,250
Sepracor Inc. (1)	17,184	832,393
Somaxon Pharmaceuticals Inc. (1)	782	9,626
Tanox Inc. (1)	3,819	45,141
Tiens Biotech Group (USA) Inc. (1)	550	1,595
Trimeris Inc. (1)	2,781	24,473
United Therapeutics Inc. (1)	3,702	194,503
USANA Health Sciences Inc. (1)(2)	1,468	65,458
Valeant Pharmaceuticals International	14,578	288,353
VCA Antech Inc. (1)	13,056	470,799
ViroPharma Inc. (1)	10,777	131,156
Watson Pharmaceuticals Inc. (1)	16,030	419,505
Wyeth	212,146	10,785,503
XenoPort Inc. (1)	3,160	64,369
Zymogenetics Inc. (1)	5,895	99,449

		130,742,554
PIPELINES—0.36%
El Paso Corp.	109,708	1,496,417
Equitable Resources Inc.	19,097	668,013
Kinder Morgan Inc.	16,785	1,759,907
National Fuel Gas Co.	13,194	479,602
ONEOK Inc.	18,580	702,138
Questar Corp.	13,504	1,104,222
Williams Companies Inc.	93,916	2,241,775

		8,452,074
REAL ESTATE—0.16%
Avatar Holdings Inc. (1)(2)	895	52,859
California Coastal Communities Inc. (1)	1,599	32,875
CB Richard Ellis Group Inc. Class A (1)	29,267	719,968
Consolidated-Tomoka Land Co.	887	56,919
Forest City Enterprises Inc. Class A	11,156	605,771
HouseValues Inc. (1)(2)	2,259	13,193
Jones Lang LaSalle Inc.	5,619	480,312
Realogy Corp. (1)	39,448	894,681
Resource Capital Corp.	629	9,718
St. Joe Co. (The) (2)	11,813	648,179
Tarragon Corp.	2,127	22,142
Trammell Crow Co. (1)	5,662	206,720

		3,743,337
REAL ESTATE INVESTMENT TRUSTS—2.48%
Aames Investment Corp.	7,416	26,104
Acadia Realty Trust	4,988	127,194
Affordable Residential Communities Inc. (1)	5,366	51,997
Agree Realty Corp.	1,211	39,781
Alexander’s Inc. (1)	320	99,280
Alexandria Real Estate Equities Inc.	4,195	393,491
AMB Property Corp.	13,923	767,297
American Campus Communities Inc.	2,698	68,826
American Financial Realty Trust	20,352	227,128
American Home Mortgage Investment Corp.	6,921	241,335
Annaly Capital Management Inc.	31,472	413,542
Anthracite Capital Inc.	8,964	115,277
Anworth Mortgage Asset Corp.	7,129	59,527
Apartment Investment & Management Co. Class A	15,371	836,336
Arbor Realty Trust Inc.	1,867	47,721
Archstone-Smith Trust	33,679	1,833,485
Ashford Hospitality Trust Inc.	9,222	110,018

AvalonBay Communities Inc.	11,726	1,411,810
BioMed Realty Trust Inc.	10,281	311,926
Boston Properties Inc.	17,992	1,859,293
Brandywine Realty Trust	14,281	464,847
BRE Properties Inc. Class A	8,058	481,304
Camden Property Trust	8,922	678,161
Capital Lease Funding Inc.	5,216	57,845
Capital Trust Inc. Class A	1,547	63,009
CapitalSource Inc.	14,671	378,805
CBL & Associates Properties Inc.	10,108	423,626
Cedar Shopping Centers Inc.	5,386	87,092
CentraCore Properties Trust	1,730	54,928
Colonial Properties Trust	7,187	343,610
Corporate Office Properties Trust	5,242	234,632
Cousins Properties Inc.	6,018	205,876
Crescent Real Estate Equities Co.	12,371	269,812
Crystal River Capital Inc. (1)	1,183	27,067
Deerfield Triarc Capital Corp.	8,112	106,348
Developers Diversified Realty Corp.	17,332	966,432
DiamondRock Hospitality Co.	10,074	167,329
Digital Realty Trust Inc.	2,892	90,577
Duke Realty Corp.	21,325	796,489
EastGroup Properties Inc.	3,488	173,912
Education Realty Trust Inc.	4,150	61,254
Entertainment Properties Trust	4,157	205,023
Equity Inns Inc.	8,565	136,355
Equity Lifestyle Properties Inc.	3,051	139,461
Equity Office Properties Trust	57,792	2,297,810
Equity One Inc.	5,994	143,676
Equity Residential	45,973	2,325,314
Essex Property Trust Inc.	3,597	436,676
Extra Space Storage Inc.	7,305	126,450
Federal Realty Investment Trust	8,406	624,566
FelCor Lodging Trust Inc.	9,568	191,838
Fieldstone Investment Corp.	7,628	66,592
First Industrial Realty Trust Inc.	7,035	309,540
First Potomac Realty Trust	3,845	116,196
Franklin Street Properties Corp.	9,183	182,374
General Growth Properties Inc.	27,122	1,292,363
Getty Realty Corp.	2,761	80,842
Glenborough Realty Trust Inc.	5,055	130,065
Glimcher Realty Trust (2)	5,760	142,733
Global Signal Inc.	2,677	135,403
GMH Communities Trust	6,234	78,673
Gramercy Capital Corp.	3,010	75,882
Health Care Property Investors Inc.	21,687	673,381
Health Care REIT Inc.	9,757	390,378
Healthcare Realty Trust Inc.	7,507	288,344
Heritage Property Investment Trust Inc.	4,436	161,737
Hersha Hospitality Trust	4,377	42,019
Highland Hospitality Corp.	9,386	134,501
Highwoods Properties Inc.	8,491	315,950
Home Properties Inc.	5,421	309,864
HomeBanc Corp.	8,901	54,741
Hospitality Properties Trust	11,307	533,690
Host Hotels & Resorts Inc.	81,539	1,869,689
HRPT Properties Trust	32,973	394,027
Impac Mortgage Holdings Inc.	11,959	112,056
Inland Real Estate Corp.	10,627	186,185
Innkeepers USA Trust	6,783	110,495
Investors Real Estate Trust	7,314	71,385
iStar Financial Inc.	17,937	747,973
JER Investors Trust Inc.	4,038	69,292

Kilroy Realty Corp.	5,033	379,186
Kimco Realty Corp.	33,377	1,430,872
Kite Realty Group Trust	4,486	76,441
KKR Financial Corp.	12,628	309,891
LaSalle Hotel Properties	6,273	271,872
Lexington Corporate Properties Trust	8,308	175,963
Liberty Property Trust	14,120	674,795
Longview Fibre Co.	10,440	212,141
LTC Properties Inc.	3,670	88,998
Luminent Mortgage Capital Inc.	6,154	63,325
Macerich Co. (The)	11,352	866,839
Mack-Cali Realty Corp.	9,788	507,018
Maguire Properties Inc.	5,951	242,444
Medical Properties Trust Inc.	6,289	84,210
MFA Mortgage Investments Inc.	12,445	92,715
Mid-America Apartment Communities Inc.	3,710	227,126
Mills Corp.	8,895	148,635
MortgageIT Holdings Inc.	4,573	64,388
National Health Investors Inc.	3,700	104,821
National Retail Properties Inc.	9,092	196,387
Nationwide Health Properties Inc.	12,622	337,512
New Century Financial Corp.	7,178	282,167
New Plan Excel Realty Trust Inc.	16,431	444,459
Newcastle Investment Corp.	6,908	189,348
Newkirk Realty Trust Inc.	3,043	50,149
NorthStar Realty Finance Corp.	6,646	84,404
NovaStar Financial Inc. (2)	5,163	150,708
Omega Healthcare Investors Inc.	9,110	136,741
Pan Pacific Retail Properties Inc.	6,409	444,913
Parkway Properties Inc.	2,231	103,719
Pennsylvania Real Estate Investment Trust	5,761	245,246
Post Properties Inc.	6,739	320,237
ProLogis	38,674	2,206,738
PS Business Parks Inc.	2,507	151,172
Public Storage Inc.	19,160	1,647,568
RAIT Investment Trust	4,382	126,421
Ramco-Gershenson Properties Trust	2,643	84,444
Realty Income Corp.	14,049	347,151
Reckson Associates Realty Corp.	13,189	564,489
Redwood Trust Inc.	3,048	153,528
Regency Centers Corp.	10,855	746,390
Republic Property Trust	4,094	45,116
Saul Centers Inc.	1,722	77,490
Saxon Capital Inc.	7,863	110,397
Senior Housing Properties Trust	10,044	214,339
Simon Property Group Inc.	34,824	3,155,751
Sizeler Property Investors Inc.	2,729	41,017
SL Green Realty Corp.	7,224	806,921
Sovran Self Storage Inc.	2,786	154,762
Spirit Finance Corp.	15,321	177,877
Strategic Hotels & Resorts Inc.	11,495	228,521
Sun Communities Inc.	2,841	90,798
Sunstone Hotel Investors Inc.	9,101	270,482
Tanger Factory Outlet Centers Inc.	4,864	173,256
Taubman Centers Inc.	8,294	368,419
Thornburg Mortgage Inc.	17,576	447,661
Trizec Properties Inc.	15,438	446,313
Trustreet Properties Inc.	10,612	132,756
United Dominion Realty Trust Inc.	21,277	642,565
Universal Health Realty Income Trust	1,850	66,323
Urstadt Biddle Properties Inc. Class A	3,332	60,542
U-Store-It Trust	7,381	158,396
Ventas Inc.	16,463	634,484

Vornado Realty Trust	19,250	2,098,250
Washington Real Estate Investment Trust	7,028	279,714
Weingarten Realty Investors	12,616	542,740
Windrose Medical Properties Trust	3,195	56,488
Winston Hotels Inc.	4,159	51,239
Winthrop Realty Trust Inc.	3,787	24,426

		57,470,476
RETAIL—5.95%
Abercrombie & Fitch Co. Class A	13,915	966,814
AC Moore Arts & Crafts Inc. (1)	2,445	46,528
Advance Auto Parts Inc.	16,954	558,465
Aeropostale Inc. (1)	8,563	250,296
AFC Enterprises Inc. (1)	4,037	58,294
American Eagle Outfitters Inc.	17,968	787,537
America’s Car-Mart Inc. (1)(2)	1,446	23,787
AnnTaylor Stores Corp. (1)	11,395	476,995
Applebee’s International Inc.	11,666	250,936
Asbury Automotive Group Inc.	1,925	39,655
AutoNation Inc. (1)	24,719	516,627
AutoZone Inc. (1)	8,640	892,512
Barnes & Noble Inc.	8,174	310,122
Bebe Stores Inc.	3,711	91,959
Bed Bath & Beyond Inc. (1)	44,506	1,702,800
Best Buy Co. Inc.	63,173	3,383,546
Big 5 Sporting Goods Corp.	3,568	81,350
Big Lots Inc. (1)	17,737	351,370
BJ’s Restaurants Inc. (1)(2)	2,177	47,916
BJ’s Wholesale Club Inc. (1)	10,616	309,775
Blockbuster Inc. Class A (1)(2)	29,957	115,035
Bob Evans Farms Inc.	5,630	170,476
Bon-Ton Stores Inc. (The) (2)	1,048	31,168
Books-A-Million Inc.	2,228	39,770
Borders Group Inc.	10,172	207,509
Brinker International Inc.	13,323	534,119
Brown Shoe Co. Inc.	4,450	159,488
Buckle Inc. (The)	1,523	57,783
Buffalo Wild Wings Inc. (1)	1,156	44,217
Build-A-Bear Workshop Inc. (1)(2)	2,314	52,690
Burger King Holdings Inc. (1)	3,936	62,819
Cabela’s Inc. Class A (1)(2)	5,026	109,215
Cache Inc. (1)	1,920	34,349
California Pizza Kitchen Inc. (1)	3,110	93,082
CarMax Inc. (1)	16,674	695,473
Casey’s General Store Inc.	7,911	176,178
Cash America International Inc.	4,653	181,839
Casual Male Retail Group Inc. (1)	4,828	66,288
Cato Corp. Class A	4,800	105,168
CBRL Group Inc.	4,857	196,369
CEC Entertainment Inc. (1)	5,233	164,892
Charlotte Russe Holding Inc. (1)	2,415	66,509
Charming Shoppes Inc. (1)	19,225	274,533
Cheesecake Factory Inc. (The) (1)	12,429	337,945
Chico’s FAS Inc. (1)	28,369	610,785
Children’s Place Retail Stores Inc. (The) (1)	3,551	227,371
Chipotle Mexican Grill Inc. Class A (1)(2)	1,237	61,442
Christopher & Banks Corp.	5,750	169,510
Circuit City Stores Inc.	28,140	706,595
Citi Trends Inc. (1)(2)	995	34,337
CKE Restaurants Inc.	9,404	157,235
Claire’s Stores Inc.	15,544	453,263
Coldwater Creek Inc. (1)	9,392	270,114
Conn’s Inc. (1)(2)	1,225	25,566

Copart Inc. (1)	11,115	313,332
Cosi Inc. (1)	5,398	28,933
Cost Plus Inc. (1)	3,469	41,524
Costco Wholesale Corp.	74,295	3,690,976
CSK Auto Corp. (1)	6,878	96,980
CVS Corp.	129,023	4,144,219
Darden Restaurants Inc.	23,434	995,242
Deb Shops Inc.	780	19,999
dELiA*s Inc. (1)	3,351	25,803
Denny’s Corp. (1)	14,454	49,288
Dick’s Sporting Goods Inc. (1)	5,749	261,694
Dillard’s Inc. Class A	9,826	321,605
Dollar General Corp.	49,990	681,364
Dollar Tree Stores Inc. (1)	16,581	513,348
Domino’s Pizza Inc.	5,955	152,746
Dress Barn Inc. (1)	7,226	157,671
DSW Inc. Class A (1)(2)	2,542	80,073
EZCORP Inc. (1)	1,856	71,790
Family Dollar Stores Inc.	24,605	719,450
Federated Department Stores Inc.	86,798	3,750,542
Finish Line Inc. (The) Class A	6,689	84,415
First Cash Financial Services Inc. (1)	4,380	90,184
Foot Locker Inc.	24,633	621,983
Fred’s Inc.	6,266	79,077
GameStop Corp. Class A (1)	10,314	477,332
Gap Inc. (The)	84,776	1,606,505
Genesco Inc. (1)	3,658	126,091
Group 1 Automotive Inc.	3,898	194,510
Guitar Center Inc. (1)	4,602	205,617
Haverty Furniture Companies Inc.	3,539	56,447
Hibbet Sporting Goods Inc. (1)	5,644	147,760
Home Depot Inc.	333,805	12,107,107
Hot Topic Inc. (1)	6,932	77,222
IHOP Corp.	2,888	133,859
Insight Enterprises Inc. (1)	7,586	156,347
J. Crew Group Inc. (1)	3,409	102,509
Jack in the Box Inc. (1)	5,551	289,651
Jo-Ann Stores Inc. (1)	3,775	63,118
Jos. A. Bank Clothiers Inc. (1)(2)	2,830	84,787
Kenneth Cole Productions Inc. Class A	1,438	35,044
Kohl’s Corp. (1)	54,464	3,535,803
Krispy Kreme Doughnuts Inc. (1)(2)	8,624	69,854
Landry’s Restaurants Inc.	2,569	77,455
Limited Brands Inc.	53,794	1,425,003
Lithia Motors Inc. Class A	2,486	61,454
Lone Star Steakhouse & Saloon Inc.	2,607	72,396
Longs Drug Stores Corp.	4,997	229,912
Lowe’s Companies Inc.	244,581	6,862,943
Luby’s Inc. (1)	3,368	33,242
MarineMax Inc. (1)	2,587	65,839
McCormick & Schmick’s Seafood Restaurants Inc. (1)	1,870	42,056
McDonald’s Corp.	196,415	7,683,755
Men’s Wearhouse Inc. (The)	7,479	278,294
Michaels Stores Inc.	20,881	909,159
Morton’s Restaurant Group Inc. (1)	1,575	24,271
Movado Group Inc.	2,782	70,718
MSC Industrial Direct Co. Inc. Class A	5,941	242,036
New York & Co. Inc. (1)	3,364	44,001
99 Cents Only Stores (1)	7,427	87,861
Nordstrom Inc.	37,240	1,575,252
Nu Skin Enterprises Inc. Class A	9,048	158,521
O’Charley’s Inc. (1)	3,628	68,823
Office Depot Inc. (1)	45,345	1,800,197

OfficeMax Inc.	11,294	460,118
O’Reilly Automotive Inc. (1)	17,779	590,441
OSI Restaurant Partners Inc.	10,389	329,435
P.F. Chang’s China Bistro Inc. (1)(2)	4,167	144,637
Pacific Sunwear of California Inc. (1)	11,438	172,485
Panera Bread Co. Class A (1)	4,722	275,057
Pantry Inc. (The) (1)	3,563	200,846
Papa John’s International Inc. (1)	3,822	138,012
Payless ShoeSource Inc. (1)	10,453	260,280
Penney (J.C.) Co. Inc.	37,010	2,531,114
Pep Boys - Manny, Moe & Jack Inc.	8,519	109,469
PETCO Animal Supplies Inc. (1)	9,109	260,882
PetSmart Inc.	22,000	610,500
Pier 1 Imports Inc.	13,684	101,535
PriceSmart Inc. (1)	1,249	18,860
RadioShack Corp.	21,257	410,260
Rare Hospitality International Inc. (1)	5,327	162,793
Red Robin Gourmet Burgers Inc. (1)(2)	2,594	119,609
Regis Corp.	7,174	257,188
Restoration Hardware Inc. (1)	4,648	40,298
Retail Ventures Inc. (1)(2)	3,165	48,773
Rite Aid Corp. (1)	83,089	377,224
Ross Stores Inc.	22,755	578,205
Ruby Tuesday Inc. (2)	9,270	261,321
Rush Enterprises Inc. Class A (1)	3,428	57,179
Ruth’s Chris Steak House Inc. (1)	2,745	51,661
Ryan’s Restaurant Group Inc. (1)	6,627	105,170
Saks Inc.	21,382	369,481
School Specialty Inc. (1)	3,605	127,220
Sears Holdings Corp. (1)	13,435	2,123,939
Select Comfort Corp. (1)	8,458	185,061
Shoe Carnival Inc. (1)	1,313	33,114
Smart & Final Inc. (1)	2,180	37,213
Sonic Automotive Inc.	4,736	109,354
Sonic Corp. (1)	13,479	304,760
Stage Stores Inc.	4,182	122,700
Staples Inc.	114,810	2,793,327
Starbucks Corp. (1)	120,998	4,119,982
Steak n Shake Co. (The) (1)	4,420	74,654
Stein Mart Inc.	4,118	62,635
Syms Corp. (1)	1,026	20,889
Systemax Inc. (1)	1,520	24,350
Talbots Inc. (The)	3,536	96,356
Target Corp.	136,868	7,561,957
Texas Roadhouse Inc. Class A (1)	8,194	100,622
Tiffany & Co.	22,555	748,826
Tim Hortons Inc. (2)	5,256	138,233
TJX Companies Inc.	72,195	2,023,626
Tractor Supply Co. (1)	5,642	272,283
Triarc Companies Inc. Class B	9,669	146,195
Tuesday Morning Corp.	4,709	65,361
Tween Brands Inc. (1)	5,281	198,566
Under Armour Inc. Class A (1)	3,262	130,545
United Auto Group Inc.	8,616	201,614
Urban Outfitters Inc. (1)	18,032	318,986
Walgreen Co.	159,225	7,067,998
Wal-Mart Stores Inc.	387,518	19,112,388
Wendy’s International Inc.	18,404	1,233,068
West Marine Inc. (1)(2)	2,254	31,556
Wet Seal Inc. Class A (1)	10,626	65,244
Williams-Sonoma Inc.	15,107	489,316
World Fuel Services Corp.	4,322	174,825
Yum! Brands Inc.	42,839	2,229,770
Zale Corp. (1)	7,520	208,605
Zumiez Inc. (1)	2,267	61,209

		137,974,585

SAVINGS & LOANS—0.79%
Abington Community Bancorp Inc.	1,096	16,462
Anchor BanCorp Wisconsin Inc.	3,067	87,594
Astoria Financial Corp.	14,345	442,113
BankAtlantic Bancorp Inc. Class A	7,413	105,413
BankFinancial Corp.	3,840	67,162
BankUnited Financial Corp. Class A	4,918	128,212
Berkshire Hills Bancorp Inc.	1,350	48,047
BFC Financial Corp. Class A (1)	2,552	14,904
Brookline Bancorp Inc.	9,675	133,031
Capitol Federal Financial	3,458	122,966
Charter Financial Corp.	623	24,914
Citizens First Bancorp Inc.	1,322	33,658
Clifton Savings Bancorp Inc.	2,089	23,439
Commercial Capital Bancorp Inc.	7,645	121,861
Dime Community Bancshares	3,915	57,668
Downey Financial Corp.	3,299	219,515
Fidelity Bankshares Inc.	3,959	154,441
First Financial Holdings Inc.	1,888	64,607
First Niagara Financial Group Inc.	17,460	254,567
First Place Financial Corp.	2,822	63,947
FirstFed Financial Corp. (1)	2,606	147,812
Flagstar Bancorp Inc.	6,379	92,814
Flushing Financial Corp.	2,973	52,028
Franklin Bank Corp. (Texas) (1)	3,677	73,099
Golden West Financial Corp.	41,735	3,224,029
Harbor Florida Bancshares Inc.	3,290	145,780
Home Federal Bancorp Inc.	980	15,239
Hudson City Bancorp Inc.	91,468	1,211,951
Investors Bancorp Inc. (1)	8,350	126,002
Kearny Financial Corp.	3,431	52,083
KNBT Bancorp Inc.	4,554	73,228
MAF Bancorp Inc.	5,288	218,342
NASB Financial Inc.	622	24,749
New York Community Bancorp Inc. (2)	46,638	763,930
NewAlliance Bancshares Inc.	17,299	253,430
Northwest Bancorp Inc.	2,936	74,868
OceanFirst Financial Corp.	1,368	29,344
Partners Trust Financial Group Inc.	7,002	74,991
PennFed Financial Services Inc.	1,499	25,138
People’s Bank	9,165	363,026
PFF Bancorp Inc.	3,844	142,382
Provident Financial Services Inc.	10,651	197,150
Provident New York Bancorp	6,664	91,164
Rockville Financial Inc.	1,371	19,866
Roma Financial Corp.	1,598	24,322
Sovereign Bancorp Inc.	61,981	1,333,211
TierOne Corp.	2,853	96,802
United Community Financial Corp.	4,260	52,483
Washington Federal Inc.	13,705	307,540
Washington Mutual Inc.	151,445	6,583,314
Wauwatosa Holdings Inc. (1)	1,644	29,017
Westfield Financial Inc.	604	19,189
Willow Financial Bancorp Inc.	2,341	36,660
WSFS Financial Corp.	932	57,961

		18,217,465

SEMICONDUCTORS—2.86%
Actel Corp. (1)	4,064	63,195
ADE Corp. (1)	1,642	52,577
Advanced Analogic Technologies Inc. (1)	5,780	31,732
Advanced Micro Devices Inc. (1)	76,266	1,895,210
Agere Systems Inc. (1)	26,606	397,228
Altera Corp. (1)	56,726	1,042,624
AMIS Holdings Inc. (1)	6,838	64,893
Amkor Technology Inc. (1)	16,074	82,942
ANADIGICS Inc. (1)	7,410	53,056
Analog Devices Inc.	56,887	1,671,909
Applied Materials Inc.	246,536	4,371,083
Applied Micro Circuits Corp. (1)	46,415	134,139
Asyst Technologies Inc. (1)	7,614	51,471
Atmel Corp. (1)	67,379	406,969
ATMI Inc. (1)	5,884	171,048
Axcelis Technologies Inc. (1)	15,862	111,986
Bookham Inc. (1)(2)	9,108	29,328
Broadcom Corp. Class A (1)	71,722	2,176,045
Brooks Automation Inc. (1)	11,721	152,959
Cabot Microelectronics Corp. (1)(2)	3,800	109,516
Cirrus Logic Inc. (1)	13,741	100,172
Cohu Inc.	3,544	63,190
Conexant Systems Inc. (1)	75,505	151,010
Credence Systems Corp. (1)	15,695	44,731
Cree Inc. (1)	12,105	243,432
Cypress Semiconductor Corp. (1)	21,940	389,874
Diodes Inc. (1)	3,103	133,957
DSP Group Inc. (1)	4,759	108,743
EMCORE Corp. (1)	6,393	37,847
Emulex Corp. (1)	13,250	240,753
Entegris Inc. (1)	21,613	235,798
Exar Corp. (1)	4,900	65,121
Fairchild Semiconductor International Inc. Class A (1)	19,106	357,282
FormFactor Inc. (1)	7,192	302,999
Freescale Semiconductor Inc. Class B (1)	63,949	2,430,701
Genesis Microchip Inc. (1)	5,572	65,582
Hittite Microwave Corp. (1)	2,037	90,647
Ikanos Communications Inc. (1)	3,222	37,923
Integrated Device Technology Inc. (1)	31,459	505,232
Intel Corp.	916,812	18,858,823
International Rectifier Corp. (1)	11,242	391,671
Intersil Corp. Class A	22,267	546,655
IXYS Corp. (1)	4,273	35,850
KLA-Tencor Corp.	31,398	1,396,269
Kopin Corp. (1)	10,740	35,979
Kulicke & Soffa Industries Inc. (1)	8,915	78,809
Lam Research Corp. (1)	22,215	1,007,006
Lattice Semiconductor Corp. (1)	17,931	122,289
Linear Technology Corp.	47,842	1,488,843
LSI Logic Corp. (1)	62,323	512,295
LTX Corp. (1)	9,694	48,567
Mattson Technology Inc. (1)	8,243	68,417
Maxim Integrated Products Inc.	50,552	1,418,995
MEMC Electronic Materials Inc. (1)	23,167	848,607
Micrel Inc. (1)	11,415	109,470
Microchip Technology Inc.	33,834	1,096,898
Micron Technology Inc. (1)	114,244	1,987,846
Microsemi Corp. (1)	11,107	209,367
Microtune Inc. (1)	8,313	40,401
Mindspeed Technologies Inc. (1)	17,308	29,943
MIPS Technologies Inc. Class A (1)	6,829	46,096
MKS Instruments Inc. (1)	5,712	116,011
Monolithic Power Systems Inc. (1)	3,434	32,486
MoSys Inc. (1)	3,543	23,844

National Semiconductor Corp.	53,264	1,253,302
NetLogic Microsystems Inc. (1)	2,501	63,450
Nextest Systems Corp. (1)	950	12,502
Novellus Systems Inc. (1)	19,989	552,896
NVIDIA Corp. (1)	55,649	1,646,654
OmniVision Technologies Inc. (1)	8,363	119,340
ON Semiconductor Corp. (1)	23,917	140,632
Pericom Semiconductor Corp. (1)	4,137	40,336
Photronics Inc. (1)	6,504	91,902
PLX Technology Inc. (1)	3,936	40,816
PMC-Sierra Inc. (1)	32,440	192,694
PortalPlayer Inc. (1)	3,875	43,710
QLogic Corp. (1)	25,348	479,077
Rambus Inc. (1)	13,852	241,579
Rudolph Technologies Inc. (1)	3,838	70,351
Semitool Inc. (1)	3,455	35,725
Semtech Corp. (1)	11,357	144,915
Silicon Image Inc. (1)	12,800	162,816
Silicon Laboratories Inc. (1)	7,860	243,817
SiRF Technology Holdings Inc. (1)	8,062	193,407
Skyworks Solutions Inc. (1)	25,201	130,793
Spansion Inc. Class A (1)	6,901	115,040
Staktek Holdings Inc. (1)	1,873	11,201
Standard Microsystems Corp. (1)	3,486	99,072
Supertex Inc. (1)	1,883	73,192
Techwell Inc. (1)	887	13,287
Teradyne Inc. (1)	31,144	409,855
Tessera Technologies Inc. (1)	7,251	252,190
Texas Instruments Inc.	245,587	8,165,768
Transmeta Corp. (1)	30,721	35,329
TranSwitch Corp. (1)	19,968	28,155
TriQuint Semiconductor Inc. (1)	21,941	114,093
Ultratech Inc. (1)	3,755	50,017
Varian Semiconductor Equipment Associates Inc. (1)	8,992	330,006
Veeco Instruments Inc. (1)	4,753	95,773
Virage Logic Corp. (1)	2,438	22,210
Volterra Semiconductor Corp. (1)	2,941	47,791
Xilinx Inc.	54,212	1,189,953
Zoran Corp. (1)	7,702	123,848

		66,303,835
SOFTWARE—3.96%
Activision Inc. (1)	43,522	657,182
Actuate Corp. (1)	8,857	39,148
Acxiom Corp.	13,628	336,066
Adobe Systems Inc. (1)	94,396	3,535,130
Advent Software Inc. (1)	3,255	117,864
Allscripts Healthcare Solutions Inc. (1)	7,270	163,212
Altiris Inc. (1)	3,677	77,548
American Reprographics Co. (1)	4,104	131,574
ANSYS Inc. (1)	5,181	228,897
Aspen Technology Inc. (1)	8,361	91,302
Autodesk Inc. (1)	36,467	1,268,322
Automatic Data Processing Inc.	90,866	4,301,596
Avid Technology Inc. (1)	6,636	241,683
BEA Systems Inc. (1)	61,631	936,791
Blackbaud Inc.	6,856	150,763
Blackboard Inc. (1)	4,354	115,381
BMC Software Inc. (1)	33,666	916,389
Borland Software Corp. (1)	12,219	70,015
Bottomline Technologies Inc. (1)	3,221	31,437
CA Inc.	71,554	1,695,114
Cerner Corp. (1)	10,109	458,949

Citrix Systems Inc. (1)	28,771	1,041,798
Computer Programs & Systems Inc.	1,466	48,041
Compuware Corp. (1)	60,139	468,483
Concur Technologies Inc. (1)	5,042	73,361
Convera Corp. (1)(2)	4,412	23,339
CSG Systems International Inc. (1)	7,491	197,987
Dendrite International Inc. (1)	5,860	57,311
Digi International Inc. (1)	4,000	54,000
Dun & Bradstreet Corp. (1)	9,920	743,901
Eclipsys Corp. (1)	7,105	127,251
eFunds Corp. (1)	7,306	176,659
Electronic Arts Inc. (1)	47,946	2,669,633
Emageon Inc. (1)	3,286	51,229
Epicor Software Corp. (1)	8,611	112,890
EPIQ Systems Inc. (1)(2)	2,343	34,466
Fair Isaac Corp.	10,254	374,989
FalconStor Software Inc. (1)	5,819	44,748
Fidelity National Information Services Inc.	15,047	556,739
FileNET Corp. (1)	6,620	230,575
First Data Corp.	120,686	5,068,812
Fiserv Inc. (1)	27,721	1,305,382
Global Payments Inc.	10,597	466,374
Hyperion Solutions Corp. (1)	9,306	320,871
IMS Health Inc.	31,561	840,785
Infocrossing Inc. (1)(2)	2,675	35,872
Informatica Corp. (1)	13,530	183,873
infoUSA Inc.	5,279	43,816
Innerworkings Inc. (1)	1,671	19,634
InPhonic Inc. (1)(2)	3,747	29,676
Inter-Tel Inc.	3,304	71,366
Intuit Inc. (1)	54,896	1,761,613
INVESTools Inc. (1)	7,102	75,494
JDA Software Group Inc. (1)	4,586	70,716
Keane Inc. (1)	6,785	97,772
Lawson Software Inc. (1)	19,540	141,665
ManTech International Corp. Class A (1)	2,832	93,484
MapInfo Corp. (1)	3,345	42,916
MasterCard Inc. Class A (1)	9,669	680,214
Microsoft Corp.	1,398,722	38,227,072
MicroStrategy Inc. Class A (1)	1,580	160,891
Midway Games Inc. (1)(2)	5,609	49,247
MoneyGram International Inc.	13,310	386,789
MRO Software Inc. (1)	3,146	80,758
NAVTEQ Corp. (1)(2)	14,587	380,867
Neoware Inc. (1)	3,109	42,251
Novell Inc. (1)	53,257	325,933
Nuance Communications Inc. (1)(2)	19,729	161,186
Omnicell Inc. (1)	4,267	76,337
Omniture Inc. (1)	2,171	17,129
Open Solutions Inc. (1)(2)	3,185	91,760
OPNET Technologies Inc. (1)	2,022	26,508
Oracle Corp. (1)	626,421	11,112,709
Packeteer Inc. (1)	5,454	46,959
Parametric Technology Corp. (1)	17,501	305,567
Paychex Inc.	52,942	1,950,913
PDF Solutions Inc. (1)	3,303	36,201
Pegasystems Inc.	2,256	19,695
Per-Se Technologies Inc. (1)	5,256	119,732
Phase Forward Inc. (1)	5,332	63,664
Progress Software Corp. (1)	6,456	167,856
QAD Inc.	2,396	19,360
Quality Systems Inc.	2,575	99,884
Quest Software Inc. (1)	10,524	150,283

Red Hat Inc. (1)	29,103	613,491
Renaissance Learning Inc.	1,233	17,644
Salesforce.com Inc. (1)	13,266	475,984
Schawk Inc.	2,429	44,256
SEI Investments Co.	9,868	554,483
Smith Micro Software Inc. (1)	3,154	45,355
SPSS Inc. (1)	3,038	75,737
Sybase Inc. (1)	14,135	342,632
Synchronoss Technologies Inc.	1,282	12,153
SYNNEX Corp. (1)	1,959	45,077
Take-Two Interactive Software Inc. (1)(2)	11,240	160,282
Taleo Corp. Class A (1)	2,142	21,677
THQ Inc. (1)	10,031	292,604
Total System Services Inc.	5,895	134,583
Transaction Systems Architects Inc. Class A (1)	5,877	201,699
Trident Microsystems Inc. (1)	8,972	208,689
Ulticom Inc. (1)	2,030	21,132
Ultimate Software Group Inc. (1)	3,752	88,285
VA Software Corp. (1)	9,797	39,384
VeriFone Holdings Inc. (1)	6,101	174,184
Verint Systems Inc. (1)	2,084	62,624
Wind River Systems Inc. (1)	11,847	126,881
Witness Systems Inc. (1)	5,265	92,295

		91,972,780
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1)	5,536	157,278

		157,278
TELECOMMUNICATIONS—5.99%
Adaptec Inc. (1)	17,918	79,018
ADC Telecommunications Inc. (1)	18,393	275,895
ADTRAN Inc.	10,305	245,671
Aeroflex Inc. (1)	11,817	121,479
Alaska Communications Systems Group Inc.	6,592	87,476
Alltel Corp.	61,320	3,403,260
American Tower Corp. Class A (1)	66,218	2,416,957
Anaren Inc. (1)	2,696	56,805
Andrew Corp. (1)	25,082	231,507
Anixter International Inc.	5,193	293,249
Arris Group Inc. (1)	16,799	192,517
AT&T Inc.	612,768	19,951,726
Atheros Communications Inc. (1)	8,105	146,944
Atlantic Tele-Network Inc.	837	15,468
Avanex Corp. (1)	25,829	44,684
Avaya Inc. (1)	73,102	836,287
BellSouth Corp.	285,094	12,187,769
Black Box Corp.	2,749	106,991
Broadwing Corp. (1)	11,979	151,175
CalAmp Corp. (1)	3,652	22,241
Carrier Access Corp. (1)	3,262	23,160
Cbeyond Inc. (1)	2,584	70,931
C-COR Inc. (1)	7,535	64,650
Centennial Communications Corp.	3,585	19,108
CenturyTel Inc.	18,384	729,293
Ciena Corp. (1)	13,068	356,103
Cincinnati Bell Inc. (1)	38,789	186,963
Cisco Systems Inc. (1)	962,126	22,128,898
Citizens Communications Co.	51,450	722,358
Commonwealth Telephone Enterprises Inc.	3,367	138,821
CommScope Inc. (1)	9,113	299,453
Comtech Telecommunications Corp. (1)	3,580	119,858
Comverse Technology Inc. (1)	32,002	686,123

Consolidated Communications Holdings Inc.	3,286	61,481
Corning Inc. (1)	245,527	5,993,314
CPI International Inc. (1)	1,112	14,645
Crown Castle International Corp. (1)	31,815	1,121,161
CT Communications Inc.	3,020	65,594
Ditech Networks Inc. (1)	5,077	39,144
Dobson Communications Corp. Class A (1)(2)	23,335	163,812
Embarq Corp.	23,522	1,137,759
EMS Technologies Inc. (1)	2,382	44,734
Eschelon Telecom Inc. (1)	1,464	24,873
Essex Corp. (1)	3,034	52,792
Extreme Networks Inc. (1)	18,725	67,972
FairPoint Communications Inc.	4,319	75,151
FiberTower Corp. (1)(2)	8,578	81,062
Finisar Corp. (1)	35,760	129,809
Foundry Networks Inc. (1)	22,889	300,990
General Communication Inc. Class A (1)	8,400	104,076
Golden Telecom Inc.	3,431	103,788
Harmonic Inc. (1)	11,649	85,620
Harris Corp.	21,225	944,300
Hypercom Corp. (1)	8,428	57,142
I.D. Systems Inc. (1)	1,741	41,140
IDT Corp. Class B (1)(2)	8,348	120,378
InterDigital Communications Corp. (1)	8,196	279,484
Iowa Telecommunications Services Inc.	4,933	97,624
iPCS Inc. (1)	2,621	140,355
Ixia (1)	6,734	60,000
JDS Uniphase Corp. (1)	258,706	566,566
Juniper Networks Inc. (1)	89,208	1,541,514
Leap Wireless International Inc. (1)	6,892	334,193
Level 3 Communications Inc. (1)	185,184	990,734
Lightbridge Inc. (1)	4,274	50,091
Loral Space & Communications Inc. (1)	1,788	47,060
Lucent Technologies Inc. (1)	705,844	1,651,675
MasTec Inc. (1)	6,317	69,929
Motorola Inc.	389,313	9,732,825
MRV Communications Inc. (1)(2)	19,618	54,146
NETGEAR Inc. (1)	5,210	107,274
NeuStar Inc. Class A (1)	9,799	271,922
Newport Corp. (1)	6,387	104,108
NII Holdings Inc. Class B (1)	21,735	1,351,048
North Pittsburgh Systems Inc.	2,358	59,351
Novatel Wireless Inc. (1)(2)	4,629	44,577
NTELOS Holdings Corp. (1)	2,369	30,252
NTL Inc.	45,980	1,169,271
Oplink Communications Inc. (1)	2,565	51,249
Optical Communication Products Inc. (1)	3,132	6,170
ParkerVision Inc. (1)(2)	2,959	21,512
Pegasus Wireless Corp. (1)(2)	8,500	5,185
Plantronics Inc.	7,385	129,459
Polycom Inc. (1)	13,709	336,282
Powerwave Technologies Inc. (1)	17,614	133,866
Premiere Global Services Inc. (1)	11,354	98,553
QUALCOMM Inc.	264,196	9,603,525
Qwest Communications International Inc. (1)	249,497	2,175,614
Radyne Corp. (1)	2,827	34,602
RCN Corp. (1)	4,580	129,614
RF Micro Devices Inc. (1)	30,067	227,908
SafeNet Inc. (1)	4,326	78,690
SAVVIS Inc. (1)	5,039	143,612
SBA Communications Corp. (1)	16,186	393,805
Shenandoah Telecommunications Co.	1,211	52,642
Sirenza Microdevices Inc. (1)	3,898	30,794

Sonus Networks Inc. (1)	39,671	208,669
Sprint Nextel Corp.	456,893	7,835,715
Stratex Networks Inc. (1)	15,101	67,048
SureWest Communications	2,300	44,781
Sycamore Networks Inc. (1)	28,954	109,446
Symmetricom Inc. (1)(2)	7,219	58,257
Syniverse Holdings Inc. (1)	3,708	55,620
Talk America Holdings Inc. (1)	4,781	45,420
Tekelec (1)	9,075	117,612
Telephone & Data Systems Inc.	17,261	726,688
Tellabs Inc. (1)	70,841	776,417
3Com Corp. (1)	61,490	271,171
Time Warner Telecom Inc. Class A (1)	11,961	227,379
United States Cellular Corp. (1)	2,474	147,698
USA Mobility Inc. (2)	4,295	98,098
UTStarcom Inc. (1)	18,976	168,317
Verizon Communications Inc.	459,781	17,071,669
Viasat Inc. (1)	3,480	87,278
Vonage Holdings Corp. (1)(2)	4,916	33,822
West Corp. (1)	4,708	227,396
Windstream Corp.	70,171	925,555
Wireless Facilities Inc. (1)	8,973	19,202
Zhone Technologies Inc. (1)	17,424	18,644

		138,992,558
TEXTILES—0.07%
Cintas Corp.	22,185	905,814
G&K Services Inc. Class A	3,346	121,895
Mohawk Industries Inc. (1)	8,414	626,422
UniFirst Corp.	1,498	46,798

		1,700,929
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	27,047	615,319
JAKKS Pacific Inc. (1)	4,324	77,097
LeapFrog Enterprises Inc. (1)	5,346	42,394
Marvel Entertainment Inc. (1)	7,397	178,564
Mattel Inc.	61,480	1,211,156
RC2 Corp. (1)	3,268	109,576
Topps Co. Inc. (The)	5,420	48,563

		2,282,669
TRANSPORTATION—1.52%
ABX Air Inc. (1)	9,153	51,440
Alexander & Baldwin Inc.	6,956	308,638
American Commercial Lines Inc. (1)	4,832	287,262
Arkansas Best Corp.	3,973	170,958
Atlas Air Worldwide Holdings Inc. (1)	3,135	136,435
Bristow Group Inc. (1)	3,669	126,214
Burlington Northern Santa Fe Corp.	57,491	4,222,139
C.H. Robinson Worldwide Inc.	27,379	1,220,556
Celadon Group Inc. (1)	3,605	59,987
Con-way Inc.	7,592	340,273
CSX Corp.	69,940	2,296,130
Dynamex Inc. (1)	1,742	36,147
EGL Inc. (1)	4,941	180,050
Expeditors International Washington Inc.	33,630	1,499,225
FedEx Corp.	48,100	5,227,508
Florida East Coast Industries Inc.	5,528	315,538
Forward Air Corp.	4,944	163,597
Genesee & Wyoming Inc. Class A (1)	5,676	131,797
GulfMark Offshore Inc. (1)	2,498	79,536
Heartland Express Inc.	9,512	149,148

Horizon Lines Inc. Class A	2,247	37,525
Hub Group Inc. Class A (1)	6,281	143,081
Hunt (J.B.) Transport Services Inc.	17,194	357,119
Kansas City Southern Industries Inc. (1)	11,829	323,050
Kirby Corp. (1)	8,282	259,475
Knight Transportation Inc. (2)	8,994	152,448
Laidlaw International Inc.	12,995	355,153
Landstar System Inc.	9,261	395,445
Maritrans Inc.	1,887	69,064
Marten Transport Ltd. (1)	2,404	41,084
Norfolk Southern Corp.	65,368	2,879,460
Old Dominion Freight Line Inc. (1)	4,419	132,703
Overseas Shipholding Group Inc.	4,691	289,763
P.A.M. Transportation Services Inc. (1)	832	20,850
Pacer International Inc.	5,901	163,812
Patriot Transportation Holding Inc. (1)	242	18,286
PHI Inc. (1)	2,158	65,754
Quality Distribution Inc. (1)	1,337	19,681
RailAmerica Inc. (1)	6,106	66,678
Ryder System Inc.	9,584	495,301
Saia Inc. (1)	2,304	75,110
SIRVA Inc. (1)	7,790	20,721
Swift Transportation Co. Inc. (1)	8,389	198,987
U.S. Xpress Enterprises Inc. Class A (1)	1,446	33,475
Union Pacific Corp.	42,405	3,731,640
United Parcel Service Inc. Class B	101,559	7,306,154
Universal Truckload Services Inc. (1)	936	24,308
USA Truck Inc. (1)	1,359	25,889
Werner Enterprises Inc.	8,070	150,990
YRC Worldwide Inc. (1)	9,026	334,323

		35,189,907
TRUCKING & LEASING—0.02%
AMERCO (1)	1,615	119,752
GATX Corp.	7,071	292,527
Greenbrier Companies Inc. (The)	2,130	61,791
Interpool Inc.	1,879	42,202
TAL International Group Inc.	2,535	53,767

		570,039
WATER—0.04%
American States Water Co.	2,640	100,980
Aqua America Inc. (2)	20,349	446,457
California Water Service Group	2,705	99,896
PICO Holdings Inc. (1)	1,673	54,456
SJW Corp.	2,366	70,767
Southwest Water Co.	3,562	43,563

		816,119

TOTAL COMMON STOCKS (Cost: $2,165,395,085)		2,317,657,366

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.26%
CERTIFICATES OF DEPOSIT (4)—0.03%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$110,121	110,121
Societe Generale
5.33%, 12/08/06	157,319	157,319

Washington Mutual Bank
5.36%, 11/13/06	393,298	393,298
Wells Fargo Bank N.A.
4.78%, 12/05/06	125,855	125,855

		786,593
COMMERCIAL PAPER (4)—0.11%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (5)	85,232	84,318
ASAP Funding Ltd.
5.29%, 11/02/06 (5)	39,330	39,151
Atlantis One Funding
5.30%, 11/14/06 (5)	215,855	214,488
Beta Finance Inc.
5.27%, 01/25/07 (5)	31,464	30,935
Bryant Park Funding LLC
5.28%, 12/14/06 (5)	49,666	49,134
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (5)	79,748	79,243
CC USA Inc.
5.03%, 10/24/06 (5)	31,464	31,367
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (5)	180,917	179,855
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (5)	94,392	93,639
Curzon Funding LLC
5.29%, 11/17/06 (5)	157,319	156,256
Edison Asset Securitization LLC
5.22%, 12/11/06 (5)	116,058	114,880
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (5)	157,319	156,509
Five Finance Inc.
5.19%, 12/01/06 (5)	70,794	70,181
Galleon Capital Corp.
5.27%, 12/18/06 (5)	21,996	21,748
General Electric Capital Services Inc.
5.22%, 12/11/06	15,732	15,572
Giro Funding US Corp.
5.34%, 10/10/06 (5)	78,660	78,566
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (5)	75,513	75,224
HBOS Treasury Services PLC
5.27%, 12/15/06	31,464	31,123
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (5)	314,639	313,805
Landale Funding LLC
5.31%, 11/15/06 (5)	122,709	121,913
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (5)	85,931	85,386
Mont Blanc Capital Corp.
5.29%, 11/15/06 (5)	101,471	100,815
Nationwide Building Society
5.27%, 12/15/06	55,062	54,465
Nestle Capital Corp.
5.19%, 08/09/07	94,392	90,159
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (5)	83,820	82,477
Sydney Capital Corp.
5.27%, 12/08/06 (5)	3,752	3,715
Tulip Funding Corp.
5.29%, 11/15/06 (5)	82,973	82,437
White Pine Finance LLC
5.12%, 10/27/06 (5)	29,733	29,628

		2,486,989

MEDIUM-TERM NOTES (4)—0.03%
Bank of America N.A.
5.28%, 04/20/07	39,330	39,330
Cullinan Finance Corp.
5.71%, 06/28/07 (5)	117,990	117,990
K2 USA LLC
5.39%, 06/04/07 (5)	117,990	117,990
Marshall & Ilsley Bank
5.18%, 12/15/06	157,319	157,429
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (5)	184,064	184,064
US Bank N.A.
2.85%, 11/15/06	31,464	31,394

		648,197
MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (6)(7)	10,838,411	10,838,411

		10,838,411
REPURCHASE AGREEMENTS (4)—0.17%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $314,781 (collateralized by non-U.S. Government debt securities, value $324,253, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$314,639	314,639
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $236,084 (collateralized by non-U.S. Government debt securities, value $259,718, 0.31% to 5.25%, 6/1/35 to 8/25/36).	235,979	235,979
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $236,086 (collateralized by non-U.S. Government debt securities, value $259,718, 0.31% to 5.25%, 6/1/35 to 8/25/36).	235,979	235,979
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $15,739 (collateralized by non-U.S. Government debt securities, value $16,213, 5.75%, 3/15/16).	15,732	15,732
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $550,867 (collateralized by non-U.S. Government debt securities, value $578,461, 5.87%, 6/25/36).	550,618	550,618
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $173,130 (collateralized by non-U.S. Government debt securities, value $192,323, 0.00% to 10.00%, 5/27/33 to 9/29/36).	173,051	173,051
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $94,435 (collateralized by non-U.S. Government debt securities, value $103,558, 0.00% to 10.00%, 5/27/33 to 9/29/36).	94,392	94,392

Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $314,781 (collateralized by non-U.S. Government debt securities, value $330,549, 0.00% to 9.00%, 5/1/17 to 2/25/46).	314,639	314,639
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $236,086 (collateralized by non-U.S. Government debt securities, value $325,827, 0.00% to 8.33%, 10/27/06 to 3/25/37).	235,979	235,979
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $188,870 (collateralized by non-U.S. Government debt securities, value $198,329, 0.00% to 10.00%, 10/1/06 to 9/30/36).	188,783	188,783
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $39,348 (collateralized by non-U.S. Government debt securities, value $41,324, 6.50% to 7.63%, 2/1/07 to 6/1/16).	39,330	39,330
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $314,781 (collateralized by non-U.S. Government debt securities, value $330,556, 0.79% to 9.08%, 8/5/18 to 12/20/54).	314,639	314,639
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $314,781 (collateralized by non-U.S. Government debt securities, value $324,257, 4.85% to 8.60%, 5/1/09 to 12/1/25).	314,639	314,639
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $157,390 (collateralized by non-U.S. Government debt securities, value $171,904, 4.69% to 6.41%, 12/17/19 to 6/25/45).	157,319	157,319
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $212,479 (collateralized by non-U.S. Government debt securities, value $223,608, 0.00% to 10.00%, 10/1/06 to 9/30/36).	212,381	212,381
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $114,340 (collateralized by non-U.S. Government debt securities, value $119,247, 0.00% to 10.00%, 10/1/06 to 9/30/36). (8)	110,124	110,124
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $409,216 (collateralized by non-U.S. Government debt securities, value $429,714, 0.06% to 7.95%, 8/15/13 to 7/15/45).	409,030	409,030

		3,917,253
TIME DEPOSITS (4)—0.00%
Societe Generale
5.25%, 10/02/06	28,272	28,272

		28,272
VARIABLE & FLOATING RATE NOTES (4)—0.45%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (5)	402,737	402,788
American Express Bank
5.29%, 02/28/07	157,319	157,319
American Express Centurion Bank
5.42%, 07/19/07	173,051	173,210
American Express Credit Corp.
5.43%, 07/05/07	47,196	47,219

AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (5)	29,891	29,891
ASIF Global Financing
5.51%, 05/03/07 (5)	15,732	15,737
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (5)	102,258	102,258
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (5)	228,113	228,122
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (5)	401,164	401,182
BMW US Capital LLC
5.33%, 10/15/07 (5)	157,319	157,319
BNP Paribas
5.36%, 05/18/07 (5)	291,041	291,041
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (5)	114,843	114,844
CC USA Inc.
5.48%, 07/30/07 (5)	78,660	78,669
Commodore CDO Ltd.
5.47%, 06/12/07 (5)	39,330	39,330
Credit Agricole SA
5.48%, 07/23/07	157,319	157,319
Credit Suisse First Boston NY
5.51%, 04/24/07	78,660	78,663
Cullinan Finance Corp.
5.36%, 04/25/07 (5)	39,330	39,330
DEPFA Bank PLC
5.43%, 09/14/07	157,319	157,319
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (5)	180,917	180,927
Eli Lilly Services Inc.
5.32%, 10/01/07 (5)	157,319	157,319
Fifth Third Bancorp
5.31%, 09/21/07 (5)	314,639	314,639
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (5)	157,319	157,308
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	165,185	165,221
Granite Master Issuer PLC
5.30%, 08/20/07 (5)	550,618	550,618
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (5)	125,855	125,873
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	235,979	236,012
HBOS Treasury Services PLC
5.46%, 07/24/07 (5)	157,319	157,319
Holmes Financing PLC
5.30%, 07/16/07 (5)	275,309	275,309
JP Morgan Chase & Co.
5.30%, 08/02/07	117,990	117,990
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (5)	117,989	117,985
Kestrel Funding LLC
5.31%, 07/11/07 (5)	62,928	62,923
Kommunalkredit Austria AG
5.33%, 09/09/07 (5)	94,392	94,392
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (5)	164,068	164,068
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (5)	196,649	196,616
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (5)	173,051	173,040

Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (5)	69,319	69,319
Marshall & Ilsley Bank
5.31%, 10/15/07	86,526	86,526
Metropolitan Life Global Funding I
5.34%, 08/06/07 (5)	235,979	235,979
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (5)(8)	15,732	15,732
Monumental Global Funding II
5.38%, 12/27/06 (5)	31,464	31,466
Mound Financing PLC
5.30%, 05/08/07 (5)	147,880	147,880
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (5)	471,958	471,952
National City Bank of Indiana
5.37%, 05/21/07	78,660	78,664
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (5)	519,154	519,263
Newcastle Ltd.
5.35%, 04/24/07 (5)	55,455	55,446
Northern Rock PLC
5.37%, 08/03/07 (5)	188,783	188,787
Northlake CDO I
5.46%, 09/06/07 (5)	47,196	47,196
Principal Life Global Funding I
5.83%, 02/08/07	70,794	70,911
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (5)	228,113	228,108
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (5)	157,319	157,319
Strips III LLC
5.38%, 07/24/07 (5)	37,176	37,176
SunTrust Bank
5.30%, 05/01/07	157,319	157,325
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (5)	383,859	383,829
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (5)	220,247	220,247
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (5)	219,092	219,091
Wachovia Bank N.A.
5.43%, 05/22/07	314,639	314,639
Wal-Mart Stores Inc.
5.50%, 07/16/07 (5)	117,990	118,052
Wells Fargo & Co.
5.34%, 09/14/07 (5)	78,660	78,664
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (5)	117,989	117,989
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (5)	471,958	471,871
Wind Master Trust
5.32%, 07/25/07 (5)	62,928	62,928

		10,505,478

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,211,193)		29,211,193

TOTAL INVESTMENTS IN SECURITIES — 101.14% (Cost: $2,194,606,278)		2,346,868,559
Other Assets, Less Liabilities — (1.14)%		(26,556,485)

NET ASSETS — 100.00%		$2,320,312,074

NVS—Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(6)	Affiliated issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.45%
ADVO Inc.	990	$27,700
Catalina Marketing Corp.	817	22,467
Clear Channel Outdoor Holdings Inc. Class A (1)	1,103	22,501
Gaiam Inc. (1)	504	6,507
Getty Images Inc. (1)	1,619	80,432
Harte-Hanks Inc.	1,743	45,928
Interpublic Group of Companies Inc. (1)	13,597	134,610
inVentiv Health Inc. (1)	910	29,147
Lamar Advertising Co. (1)	2,580	137,798
Marchex Inc. Class B (1)(2)	717	10,999
Omnicom Group Inc.	5,317	497,671
SITEL Corp. (1)	1,451	4,368
ValueVision Media Inc. Class A (1)	900	10,431

		1,030,559
AEROSPACE & DEFENSE—2.55%
AAR Corp. (1)	983	23,435
Alliant Techsystems Inc. (1)	386	31,289
Argon ST Inc. (1)	397	9,516
BE Aerospace Inc. (1)	2,414	50,911
Boeing Co. (The)	24,932	1,965,888
Curtiss-Wright Corp.	77	2,337
DRS Technologies Inc.	375	16,376
Esterline Technologies Corp. (1)	294	9,925
GenCorp Inc. (1)	1,723	22,123
Goodrich Corp.	3,596	145,710
HEICO Corp.	641	21,986
Herley Industries Inc. (1)	72	891
Innovative Solutions & Support Inc. (1)	193	2,804
K&F Industries Holdings Inc. (1)	235	4,413
L-3 Communications Holdings Inc.	272	21,306
Lockheed Martin Corp.	11,414	982,289
MTC Technologies Inc. (1)	220	5,289
Northrop Grumman Corp.	783	53,299
Orbital Sciences Corp. (1)	858	16,105
Raytheon Co.	6,691	321,235
Rockwell Collins Inc.	5,333	292,462
Teledyne Technologies Inc. (1)	905	35,838
TransDigm Group Inc. (1)	222	5,421
Triumph Group Inc.	107	4,531
United Industrial Corp.	293	15,675
United Technologies Corp.	28,844	1,827,267

		5,888,321
AGRICULTURE—1.43%
Alico Inc.	119	6,963
Altria Group Inc.	29,560	2,262,818
Andersons Inc.	513	17,519

Delta & Pine Land Co.	814	32,967
Maui Land & Pineapple Co. Inc. (1)	53	1,573
Monsanto Co.	16,867	792,918
Tejon Ranch Co. (1)	340	14,426
UST Inc.	2,796	153,305
Vector Group Ltd.	740	12,007

		3,294,496
AIRLINES—0.27%
AirTran Holdings Inc. (1)	2,829	28,064
Alaska Air Group Inc. (1)	612	23,280
AMR Corp. (1)	5,013	116,001
Continental Airlines Inc. Class B (1)	2,734	77,400
ExpressJet Holdings Inc. (1)	200	1,322
Frontier Airlines Holdings Inc. (1)	182	1,501
JetBlue Airways Corp. (1)(2)	4,320	40,046
SkyWest Inc.	783	19,199
Southwest Airlines Co.	14,510	241,737
US Airways Group Inc. (1)	1,897	84,094

		632,644
APPAREL—0.62%
Carter’s Inc. (1)	1,512	39,902
Cherokee Inc.	176	6,443
Coach Inc. (1)	11,999	412,766
Crocs Inc. (1)(2)	309	10,491
Deckers Outdoor Corp. (1)	187	8,849
Guess? Inc. (1)	653	31,690
Gymboree Corp. (1)	1,036	43,698
Hanesbrands Inc. (1)	1,558	35,071
Iconix Brand Group Inc. (1)	1,093	17,597
K-Swiss Inc. Class A	420	12,625
Maidenform Brands Inc. (1)	376	7,257
Nike Inc. Class B	6,014	526,947
Oxford Industries Inc.	30	1,287
Phillips-Van Heusen Corp.	860	35,922
Polo Ralph Lauren Corp.	1,905	123,234
Quiksilver Inc. (1)	784	9,526
Skechers U.S.A. Inc. Class A (1)	318	7,476
Steven Madden Ltd.	649	25,467
Timberland Co. Class A (1)	814	23,419
True Religion Apparel Inc. (1)(2)	410	8,655
Volcom Inc. (1)	408	9,196
Warnaco Group Inc. (The) (1)	624	12,068
Wolverine World Wide Inc.	856	24,233

		1,433,819
AUTO MANUFACTURERS—0.19%
A.S.V. Inc. (1)(2)	651	9,706
Navistar International Corp. (1)	1,723	44,488
Oshkosh Truck Corp.	2,295	115,829
PACCAR Inc.	4,591	261,779

		431,802
AUTO PARTS & EQUIPMENT—0.16%
Accuride Corp. (1)	361	3,975
BorgWarner Inc.	134	7,661
Fuel Systems Solutions Inc. (1)	349	4,439
Goodyear Tire & Rubber Co. (The) (1)	5,523	80,083
Johnson Controls Inc.	3,451	247,575
Keystone Automotive Industries Inc. (1)	502	19,086
Miller Industries Inc. (1)	297	5,426
Noble International Ltd.	256	3,203
Tenneco Inc. (1)	258	6,035

		377,483

BANKS—1.41%
Arrow Financial Corp.	32	810
Bancorp Inc. (The) (1)	51	1,300
Bank of Hawaii Corp.	1,030	49,605
Bank of New York Co. Inc. (The)	1,425	50,245
Bank of the Ozarks Inc. (2)	370	12,532
Camden National Corp.	25	1,005
Capital Corp of the West	125	3,877
Capitol Bancorp Ltd.	24	1,068
Cardinal Financial Corp.	556	6,094
Cascade Bancorp	666	25,008
Cass Information Systems Inc.	181	5,993
Cathay General Bancorp	121	4,368
Center Financial Corp.	250	5,945
City Bank	79	3,715
Coastal Financial Corp.	343	4,324
CoBiz Inc.	461	10,538
Columbia Bancorp	97	2,385
Commerce Bancorp Inc.	5,740	210,715
Community Bancorp (1)	13	397
Community Bancorp Inc.	135	5,519
Cullen/Frost Bankers Inc.	707	40,879
CVB Financial Corp.	1,191	17,591
East West Bancorp Inc.	1,745	69,119
Enterprise Financial Services Corp.	266	8,209
First Busey Corp. Class A	344	7,812
First Indiana Corp.	33	858
First Regional Bancorp (1)	189	6,439
First Republic Bank	85	3,618
First South Bancorp Inc. (2)	255	7,800
First State Bancorp	33	857
Fremont General Corp.	1,070	14,969
Frontier Financial Corp.	306	7,938
Glacier Bancorp Inc.	130	4,442
Hancock Holding Co.	379	20,295
Heritage Commerce Corp.	193	4,466
Home Bancshares Inc.	73	1,612
International Bancshares Corp.	165	4,897
Intervest Bancshares Corp. (1)	38	1,655
Investors Financial Services Corp.	2,049	88,271
Lakeland Financial Corp.	76	1,787
Macatawa Bank Corp.	49	1,122
MB Financial Inc.	74	2,728
Mellon Financial Corp.	11,550	451,605
Mercantile Bank Corp.	57	2,254
MetroCorp Bancshares Inc.	15	340
Midwest Banc Holdings Inc.	72	1,758
Nara Bancorp Inc.	374	6,840
Northern Empire Bancshares (1)	71	1,989
Northern Trust Corp.	6,422	375,237
Old Second Bancorp Inc.	44	1,318
Pacific Capital Bancorp	132	3,560
Pinnacle Financial Partners Inc. (1)	317	11,349
Placer Sierra Bancshares	173	3,842
Preferred Bank	123	7,376
PremierWest Bancorp	38	608
PrivateBancorp Inc.	554	25,329
Seacoast Banking Corp. of Florida	281	8,486
Sierra Bancorp	186	5,812
Signature Bank (1)	915	28,301

Smithtown Bancorp Inc.	243	6,559
Southside Bancshares Inc.	38	1,014
State Street Corp.	9,707	605,717
Suffolk Bancorp	321	10,246
Summit Bancshares Inc.	94	2,643
Superior Bancorp (1)	496	5,704
SVB Financial Group (1)(2)	1,108	49,461
SY Bancorp Inc.	83	2,463
Synovus Financial Corp.	3,749	110,108
TCF Financial Corp.	1,563	41,091
Texas Capital Bancshares Inc. (1)	723	13,535
Texas Regional Bancshares Inc. Class A	162	6,229
Tompkins Trustco Inc.	14	636
TriCo Bancshares	109	2,698
TrustCo Bank Corp. NY (2)	2,340	25,366
UCBH Holdings Inc.	2,276	39,739
United Community Banks Inc.	117	3,516
United Security Bancshares (2)	232	5,229
USB Holding Co. Inc.	161	3,552
Vineyard National Bancorp	281	7,295
Virginia Commerce Bancorp Inc. (1)	487	10,811
Wells Fargo & Co.	15,812	572,078
West Bancorporation	474	8,110
Westamerica Bancorp	416	21,012
Western Alliance Bancorp (1)	408	13,423
Wilshire Bancorp Inc.	477	9,082
Wintrust Financial Corp.	304	15,246
Yardville National Bancorp	40	1,426

		3,252,800
BEVERAGES—2.74%
Anheuser-Busch Companies Inc.	15,418	732,509
Boston Beer Co. Inc. Class A (1)	196	6,439
Brown-Forman Corp. Class B	1,920	147,168
Coca-Cola Bottling Co. Consolidated	146	9,049
Coca-Cola Co. (The)	42,064	1,879,420
Constellation Brands Inc. (1)	1,109	31,917
Green Mountain Coffee Roasters Inc. (1)	150	5,520
Hansen Natural Corp. (1)	1,901	61,744
Jones Soda Co. (1)	690	6,175
National Beverage Corp.	256	3,049
Peet’s Coffee & Tea Inc. (1)	431	10,779
Pepsi Bottling Group Inc.	2,215	78,632
PepsiCo Inc.	51,542	3,363,631

		6,336,032
BIOTECHNOLOGY—2.80%
Advanced Magnetics Inc. (1)	250	8,525
ADVENTRX Pharmaceuticals Inc. (1)(2)	1,407	3,855
Affymetrix Inc. (1)	2,104	45,362
Alexion Pharmaceuticals Inc. (1)	983	33,402
American Oriental Bioengineering Inc. (1)	1,391	8,457
Amgen Inc. (1)	36,774	2,630,444
Arena Pharmaceuticals Inc. (1)	1,025	12,279
ARIAD Pharmaceuticals Inc. (1)	1,128	4,918
Biocryst Pharmaceuticals Inc. (1)	715	8,916
Biogen Idec Inc. (1)	5,305	237,027
Celgene Corp. (1)	10,830	468,939
Cell Genesys Inc. (1)(2)	1,424	6,508
Charles River Laboratories International Inc. (1)	675	29,302
Coley Pharmaceutical Group Inc. (1)(2)	559	6,384
Cytokinetics Inc. (1)	801	5,150
deCODE genetics Inc. (1)(2)	1,436	7,898

Digene Corp. (1)	547	23,603
Diversa Corp. (1)	948	7,603
Encysive Pharmaceuticals Inc. (1)	1,845	7,933
Enzo Biochem Inc. (1)	852	10,386
Enzon Pharmaceuticals Inc. (1)	1,363	11,245
Exelixis Inc. (1)	2,616	22,785
Genentech Inc. (1)	14,555	1,203,698
Genitope Corp. (1)	606	1,770
Genomic Health Inc. (1)	386	5,582
Genzyme Corp. (1)	8,116	547,587
Geron Corp. (1)	993	6,226
GTx Inc. (1)	389	3,594
Hana Biosciences Inc. (1)	895	6,140
Human Genome Sciences Inc. (1)	4,095	47,256
ICOS Corp. (1)	2,034	50,972
Illumina Inc. (1)	1,454	48,040
Incyte Corp. (1)	1,413	5,977
Integra LifeSciences Holdings Corp. (1)	594	22,263
InterMune Inc. (1)(2)	812	13,333
Invitrogen Corp. (1)	599	37,983
Keryx Biopharmaceuticals Inc. (1)	1,345	15,911
Lexicon Genetics Inc. (1)	2,016	7,600
LifeCell Corp. (1)	1,043	33,605
Martek Biosciences Corp. (1)	652	14,025
MedImmune Inc. (1)	7,754	226,494
Metabasis Therapeutics Inc. (1)	640	3,597
Millennium Pharmaceuticals Inc. (1)	5,280	52,536
Millipore Corp. (1)	1,658	101,635
Momenta Pharmaceuticals Inc. (1)	675	9,126
Monogram Biosciences Inc. (1)	4,062	6,215
Myogen Inc. (1)	1,324	46,446
Myriad Genetics Inc. (1)	1,231	30,344
Nektar Therapeutics (1)	2,789	40,189
Northfield Laboratories Inc. (1)(2)	270	3,877
Novavax Inc. (1)	1,913	7,250
Panacos Pharmaceuticals Inc. (1)	1,571	7,792
PDL BioPharma Inc. (1)	3,567	68,486
Peregrine Pharmaceuticals Inc. (1)	5,465	6,941
Regeneron Pharmaceuticals Inc. (1)	1,420	22,280
Replidyne Inc. (1)	130	1,223
Sangamo BioSciences Inc. (1)	901	5,010
Sirna Therapeutics Inc. (1)	1,252	6,974
SuperGen Inc. (1)	1,542	7,186
Telik Inc. (1)	1,629	28,980
Vertex Pharmaceuticals Inc. (1)	3,432	115,487

		6,470,551
BUILDING MATERIALS—0.41%
AAON Inc.	291	6,637
American Standard Companies Inc.	5,552	233,017
Apogee Enterprises Inc.	688	10,464
Builders FirstSource Inc. (1)	470	7,158
Comfort Systems USA Inc.	425	4,870
Drew Industries Inc. (1)	578	14,600
Eagle Materials Inc.	1,570	52,878
ElkCorp	236	6,407
Florida Rock Industries Inc.	1,494	57,833
Genlyte Group Inc. (The) (1)	774	55,109
Goodman Global Inc. (1)	480	6,408
Interline Brands Inc. (1)	844	20,830
Martin Marietta Materials Inc.	1,426	120,668
Masco Corp.	7,502	205,705
NCI Building Systems Inc. (1)	637	37,054

PGT Inc. (1)	162	2,278
Simpson Manufacturing Co. Inc. (2)	1,036	28,003
Texas Industries Inc.	129	6,716
Trex Co. Inc. (1)(2)	371	8,963
U.S. Concrete Inc. (1)	843	5,488
Universal Forest Products Inc.	53	2,600
USG Corp. (1)	1,102	51,838

		945,524
CHEMICALS—1.12%
Air Products & Chemicals Inc.	816	54,158
Airgas Inc.	1,976	71,472
American Vanguard Corp.	552	7,728
Arch Chemicals Inc.	57	1,622
Balchem Corp.	363	7,184
Cabot Corp.	816	30,355
Celanese Corp. Class A	1,273	22,787
Du Pont (E.I.) de Nemours and Co.	23,009	985,706
Ecolab Inc.	5,620	240,648
Georgia Gulf Corp.	115	3,153
Grace (W.R.) & Co. (1)	1,018	13,499
Hercules Inc. (1)	1,918	30,247
Huntsman Corp. (1)	1,994	36,291
International Flavors & Fragrances Inc.	1,921	75,956
Kronos Worldwide Inc.	77	2,217
MacDermid Inc.	862	28,118
NewMarket Corp.	537	31,232
NL Industries Inc.	161	1,600
Olin Corp.	214	3,287
OMNOVA Solutions Inc. (1)	620	2,592
Pioneer Companies Inc. (1)	331	8,113
PPG Industries Inc.	656	44,004
Praxair Inc.	10,073	595,919
Rohm & Haas Co.	746	35,323
Sherwin-Williams Co. (The)	2,142	119,481
Sigma-Aldrich Corp.	898	67,952
Symyx Technologies Inc. (1)	1,050	22,249
UAP Holding Corp.	955	20,408
Valhi Inc.	227	5,278
Zoltek Companies Inc. (1)(2)	653	16,684

		2,585,263
COAL—0.33%
Alpha Natural Resources Inc. (1)	1,611	25,389
Arch Coal Inc.	4,457	128,852
CONSOL Energy Inc.	5,711	181,210
Foundation Coal Holdings Inc.	1,420	45,965
International Coal Group Inc. (1)	2,961	12,495
James River Coal Co. (1)(2)	518	5,465
Massey Energy Co.	2,557	53,544
Peabody Energy Corp.	8,251	303,472
Westmoreland Coal Co. (1)	209	4,111

		760,503
COMMERCIAL SERVICES—1.89%
Aaron Rents Inc.	1,363	31,322
ACE Cash Express Inc. (1)	19	568
Administaff Inc.	710	23,927
Advance America Cash Advance Centers Inc.	2,106	30,369
Advisory Board Co. (The) (1)	582	29,403
Albany Molecular Research Inc. (1)	292	2,733
Alliance Data Systems Corp. (1)	2,532	139,741
AMN Healthcare Services Inc. (1)	945	22,444

Apollo Group Inc. Class A (1)	4,346	213,997
ARAMARK Corp. Class B	3,690	121,253
Arbitron Inc.	720	26,647
Avis Budget Group Inc.	445	8,139
Bankrate Inc. (1)	318	8,446
Barrett Business Services Inc. (1)	217	4,659
BearingPoint Inc. (1)	498	3,914
Block (H & R) Inc.	10,236	222,531
Bright Horizons Family Solutions Inc. (1)	866	36,138
Career Education Corp. (1)	3,044	68,490
CBIZ Inc. (1)	829	6,052
CDI Corp.	70	1,450
Cenveo Inc. (1)	1,660	31,241
Chemed Corp.	817	26,356
ChoicePoint Inc. (1)	2,682	96,016
Clark Inc.	51	575
Clayton Holdings Inc. (1)	256	3,218
Coinmach Service Corp. Class A	417	4,141
Coinstar Inc. (1)	55	1,583
Consolidated Graphics Inc. (1)	234	14,080
Convergys Corp. (1)	241	4,977
Corinthian Colleges Inc. (1)	2,684	29,014
Corporate Executive Board Co. (The)	1,249	112,298
Corrections Corp. of America (1)	1,234	53,371
CorVel Corp. (1)	61	2,140
CoStar Group Inc. (1)	522	21,569
CRA International Inc. (1)	324	15,442
Cross Country Healthcare Inc. (1)	136	2,312
DeVry Inc. (1)	1,902	40,456
Diamond Management & Technology Consultants Inc. (1)	912	10,160
Dollar Financial Corp. (1)	382	8,335
DynCorp International Inc. (1)	459	5,779
Equifax Inc.	3,591	131,826
Euronet Worldwide Inc. (1)	1,093	26,833
First Advantage Corp. Class A (1)	187	3,901
First Consulting Group Inc. (1)	672	6,552
Forrester Research Inc. (1)	321	8,446
FTI Consulting Inc. (1)	694	17,392
Gartner Inc. (1)	1,773	31,187
Geo Group Inc. (The) (1)	403	17,027
Gevity HR Inc.	816	18,588
Global Cash Access Inc. (1)	831	12,540
H&E Equipment Services Inc. (1)	358	8,732
Healthcare Services Group Inc. (2)	849	21,361
HealthSpring Inc. (1)	455	8,759
Heartland Payment Systems Inc. (2)	434	11,284
Heidrick & Struggles International Inc. (1)	477	17,172
Hewitt Associates Inc. Class A (1)	155	3,760
Home Solutions of America Inc. (1)(2)	1,172	6,423
Hudson Highland Group Inc. (1)	713	6,987
Huron Consulting Group Inc. (1)	542	21,246
ICT Group Inc. (1)	211	6,640
Integrated Electrical Services Inc. (1)	479	7,573
Iron Mountain Inc. (1)	3,572	153,382
ITT Educational Services Inc. (1)	1,362	90,301
Jackson Hewitt Tax Service Inc.	1,100	33,011
Kelly Services Inc. Class A	234	6,414
Kendle International Inc. (1)	381	12,200
Kenexa Corp. (1)	490	12,358
Kforce Inc. (1)	908	10,832
Korn/Ferry International (1)	1,035	21,673
Labor Ready Inc. (1)	1,699	27,065

Landauer Inc.	160	8,120
Laureate Education Inc. (1)	1,145	54,800
LECG Corp. (1)	604	11,331
Lincoln Educational Services Corp. (1)	142	2,323
Live Nation Inc. (1)	520	10,618
Manpower Inc.	2,343	143,556
McGrath RentCorp	685	17,536
McKesson Corp.	6,616	348,796
Medifast Inc. (1)	363	3,151
Midas Inc. (1)	485	10,030
Monro Muffler Brake Inc.	370	12,584
Monster Worldwide Inc. (1)	3,854	139,476
Moody’s Corp.	7,570	494,927
Morningstar Inc. (1)	438	16,162
MPS Group Inc. (1)	1,186	17,920
Navigant Consulting Inc. (1)	1,231	24,694
Net 1 UEPS Technologies Inc. (1)	1,496	34,199
On Assignment Inc. (1)	815	7,995
PAREXEL International Corp. (1)	846	27,994
PeopleSupport Inc. (1)	578	10,693
Pharmaceutical Product Development Inc.	3,148	112,352
PRA International (1)	445	11,877
Pre-Paid Legal Services Inc. (2)	316	12,536
Providence Service Corp. (The) (1)	376	10,374
QC Holdings Inc. (1)	48	573
Quanta Services Inc. (1)	1,543	26,015
Resources Connection Inc. (1)	1,500	40,185
Rewards Network Inc. (1)	618	3,010
Robert Half International Inc.	4,685	159,149
Rollins Inc.	923	19,485
Senomyx Inc. (1)	928	14,263
ServiceMaster Co. (The)	2,737	30,682
Sotheby’s Holdings Inc. Class A	2,067	66,640
Source Interlink Companies Inc. (1)(2)	171	1,624
Spherion Corp. (1)	934	6,678
Standard Parking Corp. (1)	152	4,770
StarTek Inc.	28	349
Strayer Education Inc.	447	48,370
Team Inc. (1)	197	4,937
TeleTech Holdings Inc. (1)	1,019	15,927
TNS Inc. (1)	178	2,681
Universal Technical Institute Inc. (1)	714	12,773
Valassis Communications Inc. (1)	868	15,320
Watson Wyatt Worldwide Inc.	293	11,990
Weight Watchers International Inc.	1,443	63,983
Wright Express Corp. (1)	1,052	25,311

		4,365,510
COMPUTERS—5.59%
Affiliated Computer Services Inc. Class A (1)	1,457	75,560
Ansoft Corp. (1)	511	12,729
Apple Computer Inc. (1)	26,529	2,043,529
BISYS Group Inc. (The) (1)	886	9,622
Brocade Communications Systems Inc. (1)	5,612	39,621
CACI International Inc. Class A (1)	789	43,403
Cadence Design Systems Inc. (1)	7,396	125,436
Ceridian Corp. (1)	3,905	87,316
CIBER Inc. (1)	107	709
Cognizant Technology Solutions Corp. (1)	4,377	324,161
COMSYS IT Partners Inc. (1)	511	8,784
Comtech Group Inc. (1)	456	6,826
Dell Inc. (1)	71,939	1,643,087
Diebold Inc.	1,685	73,348

DST Systems Inc. (1)	1,842	113,596
Electronic Data Systems Corp.	9,066	222,298
EMC Corp. (1)	65,217	781,300
FactSet Research Systems Inc.	1,299	63,092
Gateway Inc. (1)	750	1,417
Henry (Jack) & Associates Inc.	2,478	53,946
Hewlett-Packard Co.	52,957	1,942,992
iGATE Corp. (1)	623	3,078
IHS Inc. Class A (1)	645	20,692
Integral Systems Inc.	323	10,097
Intergraph Corp. (1)	781	33,489
International Business Machines Corp.	43,961	3,602,164
Intervoice Inc. (1)	1,200	7,608
Kanbay International Inc. (1)	1,035	21,280
Komag Inc. (1)	722	23,075
Kronos Inc. (1)	999	34,056
Lexmark International Inc. (1)	2,505	144,438
Magma Design Automation Inc. (1)	55	500
Manhattan Associates Inc. (1)	85	2,052
Maxwell Technologies Inc. (1)	448	9,112
Mercury Computer Systems Inc. (1)	178	2,109
MICROS Systems Inc. (1)	1,212	59,291
Mobility Electronics Inc. (1)(2)	873	4,854
MTS Systems Corp.	498	16,105
NCR Corp. (1)	1,191	47,021
Ness Technologies Inc. (1)	320	4,272
NetScout Systems Inc. (1)	656	4,257
Network Appliance Inc. (1)	11,663	431,648
Palm Inc. (1)	153	2,228
Rackable Systems Inc. (1)	863	23,620
Radiant Systems Inc. (1)	815	9,845
RadiSys Corp. (1)	200	4,250
Reynolds & Reynolds Co. (The) Class A	1,503	59,384
SanDisk Corp. (1)	6,088	325,952
SI International Inc. (1)	176	5,628
Sigma Designs Inc. (1)	708	10,585
Silicon Storage Technology Inc. (1)	1,039	4,281
SRA International Inc. Class A (1)	1,194	35,892
Stratasys Inc. (1)	315	8,319
Sun Microsystems Inc. (1)	9,485	47,140
Sykes Enterprises Inc. (1)	912	18,559
Synaptics Inc. (1)	780	19,009
Synopsys Inc. (1)	403	7,947
Syntel Inc.	265	6,002
TALX Corp.	1,000	24,520
3D Systems Corp. (1)(2)	405	7,428
Tyler Technologies Inc. (1)(2)	1,222	15,800
Western Digital Corp. (1)	6,880	124,528

		12,914,887
COSMETICS & PERSONAL CARE—1.23%
Alberto-Culver Co.	517	26,155
Avon Products Inc.	14,035	430,313
Chattem Inc. (1)	364	12,784
Colgate-Palmolive Co.	14,376	892,750
Estee Lauder Companies Inc. (The) Class A	3,874	156,238
Inter Parfums Inc.	96	1,828
Parlux Fragrances Inc. (1)(2)	374	1,904
Procter & Gamble Co.	21,186	1,313,108

		2,835,080

DISTRIBUTION & WHOLESALE—0.31%
Beacon Roofing Supply Inc. (1)	1,363	27,587
Brightpoint Inc. (1)	1,568	22,297
CDW Corp.	1,831	112,936
Central European Distribution Corp. (1)	818	19,149
Directed Electronics Inc. (1)	291	4,394
Fastenal Co.	3,917	151,079
Grainger (W.W.) Inc.	1,708	114,470
Houston Wire & Cable Co. (1)	139	2,613
LKQ Corp. (1)	1,393	30,604
MWI Veterinary Supply Inc. (1)	163	5,465
NuCo2 Inc. (1)	485	13,046
Pool Corp.	1,651	63,563
ScanSource Inc. (1)	748	22,687
Valley National Gases Inc.	75	1,873
Watsco Inc.	868	39,937
WESCO International Inc. (1)	1,507	87,451

		719,151
DIVERSIFIED FINANCIAL SERVICES—4.41%
Advanta Corp. Class B	71	2,620
Affiliated Managers Group Inc. (1)	976	97,707
American Express Co.	33,743	1,892,307
AmeriCredit Corp. (1)(2)	971	24,265
Asset Acceptance Capital Corp. (1)	389	6,321
Asta Funding Inc.	367	13,759
BlackRock Inc.	617	91,933
Calamos Asset Management Inc. Class A	614	18,002
Capital One Financial Corp.	1,579	124,204
CBOT Holdings Inc. Class A (1)	1,647	198,941
Chicago Mercantile Exchange Holdings Inc.	1,080	516,510
Cohen & Steers Inc.	318	10,290
CompuCredit Corp. (1)	504	15,226
Credit Acceptance Corp. (1)	303	8,993
Doral Financial Corp.	701	4,620
E*TRADE Financial Corp. (1)	12,281	293,762
Eaton Vance Corp.	3,606	104,069
Federal Home Loan Mortgage Corp.	10,892	722,466
Federated Investors Inc. Class B	2,855	96,528
First Marblehead Corp. (The) (2)	952	65,936
Franklin Resources Inc.	5,315	562,061
GFI Group Inc. (1)	373	20,623
Goldman Sachs Group Inc. (The)	8,996	1,521,853
Greenhill & Co. Inc.	549	36,794
IndyMac Bancorp Inc.	443	18,234
IntercontinentalExchange Inc. (1)	635	47,669
International Securities Exchange Holdings Inc.	1,185	55,565
Investment Technology Group Inc. (1)	1,350	60,412
Janus Capital Group Inc.	3,323	65,530
Legg Mason Inc.	2,232	225,120
Lehman Brothers Holdings Inc.	2,152	158,947
MarketAxess Holdings Inc. (1)	407	4,261
Marlin Business Services Corp. (1)	112	2,341
Merrill Lynch & Co. Inc.	5,197	406,509
Morgan Stanley	3,640	265,392
Nasdaq Stock Market Inc. (The) (1)	2,946	89,087
National Financial Partners Corp.	966	39,635
Nelnet Inc. Class A (1)	525	16,138
Nuveen Investments Inc. Class A	2,468	126,436
NYSE Group Inc. (1)(2)	2,468	184,483
optionsXpress Holdings Inc.	646	18,010
Penson Worldwide Inc. (1)	233	4,182
Portfolio Recovery Associates Inc. (1)	494	21,672
Rowe (T.) Price Group Inc.	8,278	396,102
Schwab (Charles) Corp. (The)	32,562	582,860

SLM Corp.	12,808	665,760
Stifel Financial Corp. (1)	181	5,745
TD Ameritrade Holding Corp.	9,712	183,071
Thomas Weisel Partners Group Inc. (1)	211	3,387
TradeStation Group Inc. (1)	801	12,071
United PanAm Financial Corp. (1)	320	4,954
Waddell & Reed Financial Inc. Class A	2,074	51,331
World Acceptance Corp. (1)	526	23,133

		10,187,827
ELECTRIC—1.18%
AES Corp. (The) (1)	20,521	418,423
Allegheny Energy Inc. (1)	5,090	204,465
Constellation Energy Group Inc.	707	41,854
DPL Inc.	675	18,306
Exelon Corp.	17,705	1,071,861
ITC Holdings Corp.	382	11,918
NRG Energy Inc. (1)	1,276	57,803
Ormat Technologies Inc.	223	7,297
Pike Electric Corp. (1)	490	7,301
TXU Corp.	14,312	894,786

		2,734,014
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Advanced Energy Industries Inc. (1)	909	15,489
American Power Conversion Corp.	2,068	45,413
American Superconductor Corp. (1)	1,024	9,482
AMETEK Inc.	2,210	96,245
Capstone Turbine Corp. (1)(2)	3,203	4,516
China BAK Battery Inc. (1)	843	5,665
Color Kinetics Inc. (1)	418	7,098
Emerson Electric Co.	12,000	1,006,320
Encore Wire Corp. (1)(2)	724	25,550
Energizer Holdings Inc. (1)	1,466	105,537
Energy Conversion Devices Inc. (1)	1,218	45,115
General Cable Corp. (1)	1,452	55,481
GrafTech International Ltd. (1)	1,411	8,240
Greatbatch Inc. (1)	162	3,664
Hubbell Inc. Class B	534	25,579
Insteel Industries Inc.	434	8,624
Intermagnetics General Corp. (1)	1,321	35,733
Lamson & Sessions Co. (1)(2)	433	10,314
Littelfuse Inc. (1)	346	12,006
Medis Technologies Ltd. (1)(2)	640	15,814
Molex Inc.	4,282	166,870
Power-One Inc. (1)	523	3,787
Superior Essex Inc. (1)	46	1,575
Universal Display Corp. (1)	483	5,327
Vicor Corp.	617	7,120

		1,726,564
ELECTRONICS—1.15%
Agilent Technologies Inc. (1)	13,278	434,058
American Science & Engineering Inc. (1)(2)	283	13,731
Amphenol Corp. Class A	2,791	172,847
Analogic Corp.	247	12,676
Applera Corp. - Applied Biosystems Group	4,642	153,697
Arrow Electronics Inc. (1)	527	14,456
Avnet Inc. (1)	1,845	36,199
AVX Corp.	711	12,578
Badger Meter Inc.	305	7,683
Benchmark Electronics Inc. (1)	422	11,343
Brady Corp. Class A	893	31,398

Cogent Inc. (1)	1,349	18,522
Coherent Inc. (1)	557	19,306
CTS Corp.	615	8,475
Cymer Inc. (1)	1,144	50,233
Daktronics Inc.	1,209	25,014
Dionex Corp. (1)	622	31,685
Dolby Laboratories Inc. Class A (1)	1,090	21,636
Eagle Test Systems Inc. (1)	140	2,313
Excel Technology Inc. (1)	248	7,338
FEI Co. (1)	742	15,664
Fisher Scientific International Inc. (1)	2,291	179,248
FLIR Systems Inc. (1)	2,154	58,503
Gentex Corp.	4,337	61,629
II-VI Inc. (1)	731	18,217
International DisplayWorks Inc. (1)	1,386	8,829
Ionatron Inc. (1)(2)	951	4,574
Itron Inc. (1)	791	44,138
Jabil Circuit Inc.	5,688	162,506
L-1 Identity Solutions Inc. (1)	1,407	18,361
Lo-Jack Corp. (1)	588	11,519
Measurements Specialties Inc. (1)	430	8,019
Metrologic Instruments Inc. (1)	302	5,484
Mettler Toledo International Inc. (1)	1,270	84,010
Molecular Devices Corp. (1)	465	8,598
Multi-Fineline Electronix Inc. (1)(2)	261	6,622
National Instruments Corp.	1,753	47,927
OSI Systems Inc. (1)	176	3,450
OYO Geospace Corp. (1)	123	6,980
Park Electrochemical Corp.	57	1,806
PerkinElmer Inc.	2,044	38,693
Photon Dynamics Inc. (1)	305	4,047
Plexus Corp. (1)	1,426	27,379
RAE Systems Inc. (1)	1,201	3,663
Rofin-Sinar Technologies Inc. (1)	450	27,346
Rogers Corp. (1)	543	33,530
Sanmina-SCI Corp. (1)	6,643	24,845
Solectron Corp. (1)	12,705	41,418
Sonic Solutions Inc. (1)	802	12,222
Symbol Technologies Inc.	6,344	94,272
Taser International Inc. (1)(2)	1,933	14,807
Tektronix Inc.	1,862	53,868
Thermo Electron Corp. (1)	1,531	60,214
Thomas & Betts Corp. (1)	1,945	92,796
Trimble Navigation Ltd. (1)	1,702	80,130
TTM Technologies Inc. (1)	1,134	13,268
Varian Inc. (1)	324	14,862
Vishay Intertechnology Inc. (1)	1,102	15,472
Waters Corp. (1)	3,225	146,028
Watts Water Technologies Inc. Class A	184	5,844
X-Rite Inc.	264	2,835

		2,648,811
ENERGY - ALTERNATE SOURCES—0.09%
Aventine Renewable Energy Holdings Inc. (1)	759	16,235
Covanta Holding Corp. (1)	3,553	76,496
Evergreen Energy Inc.	2,213	23,679
Evergreen Solar Inc. (1)(2)	2,083	17,289
FuelCell Energy Inc. (1)	166	1,263
Headwaters Inc. (1)(2)	741	17,302
MGP Ingredients Inc.	297	6,317
Pacific Ethanol Inc. (1)(2)	923	12,959
Plug Power Inc. (1)	2,254	9,174
SunPower Corp. Class A (1)	319	8,849
Syntroleum Corp. (1)	1,228	5,882
Verasun Energy Corp. (1)	339	5,441

		200,886

ENGINEERING & CONSTRUCTION—0.17%
ENGlobal Corp. (1)	501	3,101
Fluor Corp.	2,729	209,833
Granite Construction Inc.	302	16,112
Jacobs Engineering Group Inc. (1)	1,826	136,457
Layne Christensen Co. (1)	136	3,886
Perini Corp. (1)	607	12,674
Sterling Construction Co. Inc. (1)	238	4,774
URS Corp. (1)	89	3,461

		390,298
ENTERTAINMENT—0.37%
Bally Technologies Inc. (1)	1,410	24,816
Century Casinos Inc. (1)	633	6,292
Dover Downs Gaming & Entertainment Inc.	454	5,516
DreamWorks Animation SKG Inc. Class A (1)	798	19,878
International Game Technology Inc.	10,569	438,613
Isle of Capri Casinos Inc. (1)	490	10,319
Macrovision Corp. (1)	1,375	32,574
Penn National Gaming Inc. (1)	2,253	82,280
Pinnacle Entertainment Inc. (1)	925	26,011
Progressive Gaming International Corp. (1)	1,063	8,717
Regal Entertainment Group Class A	1,966	38,966
Scientific Games Corp. Class A (1)	2,062	65,572
Shuffle Master Inc. (1)	1,084	29,279
Vail Resorts Inc. (1)	828	33,137
Warner Music Group Corp.	1,548	40,171

		862,141
ENVIRONMENTAL CONTROL—0.45%
Aleris International Inc. (1)	978	49,428
Allied Waste Industries Inc. (1)	436	4,914
American Ecology Corp.	487	9,613
Basin Water Inc. (1)	186	1,523
Casella Waste Systems Inc. Class A (1)	647	6,690
Clean Harbors Inc. (1)	490	21,339
Darling International Inc. (1)	3,150	13,198
Mine Safety Appliances Co.	594	21,170
Nalco Holding Co. (1)	3,310	61,301
Rentech Inc. (1)	4,306	19,937
Republic Services Inc.	3,497	140,614
Stericycle Inc. (1)	1,379	96,240
Tetra Tech Inc. (1)	1,087	18,936
Waste Connections Inc. (1)	362	13,723
Waste Holdings Inc.	12	324
Waste Management Inc.	15,122	554,675

		1,033,625
FOOD—1.20%
Arden Group Inc. Class A	42	4,889
Campbell Soup Co.	4,265	155,672
Diamond Foods Inc.	369	5,280
Flowers Foods Inc.	888	23,869
General Mills Inc.	1,252	70,863
Heinz (H.J.) Co.	5,932	248,729
Hershey Co. (The)	4,835	258,431
J&J Snack Foods Corp.	212	6,593
Kellogg Co.	5,690	281,769
Kroger Co.	2,816	65,162

Lance Inc.	374	8,235
McCormick & Co. Inc. NVS	3,258	123,739
Pathmark Stores Inc. (1)	124	1,234
Ralcorp Holdings Inc. (1)	70	3,376
Sara Lee Corp.	12,464	200,296
Sysco Corp.	19,279	644,883
Tootsie Roll Industries Inc.	990	29,017
United Natural Foods Inc. (1)	1,315	40,752
Whole Foods Market Inc.	4,367	259,531
Wild Oats Markets Inc. (1)(2)	900	14,553
Wrigley (William Jr.) Co.	7,318	337,067

		2,783,940
FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.	317	15,108
Neenah Paper Inc.	461	15,780
Rayonier Inc.	217	8,203
Wausau Paper Corp.	80	1,080
Xerium Technologies Inc.	317	3,512

		43,683
HAND & MACHINE TOOLS—0.18%
Baldor Electric Co.	501	15,446
Black & Decker Corp.	2,177	172,745
Franklin Electric Co. Inc.	707	37,570
Lincoln Electric Holdings Inc.	1,323	72,037
Raser Technologies Inc. (1)(2)	632	3,514
Regal-Beloit Corp.	514	22,359
Snap-On Inc.	228	10,157
Stanley Works (The)	1,774	88,434

		422,262
HEALTH CARE - PRODUCTS—6.01%
Abaxis Inc. (1)	625	14,619
ABIOMED Inc. (1)	728	10,767
Adeza Biomedical Corp. (1)	470	7,713
Advanced Medical Optics Inc. (1)	1,895	74,947
Align Technology Inc. (1)	1,738	19,778
American Medical Systems Holdings Inc. (1)	2,176	40,104
AngioDynamics Inc. (1)	380	7,870
Arrow International Inc.	708	22,521
ArthroCare Corp. (1)(2)	816	38,238
Aspect Medical Systems Inc. (1)	507	8,654
Bard (C.R.) Inc.	3,227	242,025
Bausch & Lomb Inc.	271	13,585
Baxter International Inc.	20,416	928,111
Beckman Coulter Inc.	1,807	104,011
Becton, Dickinson & Co.	7,708	544,724
Biomet Inc.	7,671	246,929
Biosite Inc. (1)	469	21,682
Boston Scientific Corp. (1)	38,466	568,912
Bruker BioSciences Corp. (1)	1,167	8,181
Candela Corp. (1)	740	8,073
Cepheid Inc. (1)	1,699	12,267
Cerus Corp. (1)	865	4,801
Conceptus Inc. (1)	709	12,542
Cooper Companies Inc.	698	37,343
Cyberonics Inc. (1)	672	11,780
Cytyc Corp. (1)	3,563	87,222
Dade Behring Holdings Inc.	2,716	109,075
Datascope Corp.	29	971
DENTSPLY International Inc.	4,923	148,232
DexCom Inc. (1)	524	5,832

DJO Inc. (1)	708	29,403
Edwards Lifesciences Corp. (1)	1,837	85,586
Encore Medical Corp. (1)	1,020	6,426
ev3 Inc. (1)	513	8,726
FoxHollow Technologies Inc. (1)(2)	582	19,899
Gen-Probe Inc. (1)	1,607	75,352
Haemonetics Corp. (1)	828	38,750
Henry Schein Inc. (1)	2,754	138,086
Hillenbrand Industries Inc.	808	46,040
Hologic Inc. (1)	1,661	72,287
ICU Medical Inc. (1)	166	7,550
IDEXX Laboratories Inc. (1)	984	89,682
Immucor Inc. (1)	2,115	47,397
IntraLase Corp. (1)	668	13,166
Intuitive Surgical Inc. (1)	1,141	120,318
Inverness Medical Innovations Inc. (1)	55	1,912
IRIS International Inc. (1)	546	6,279
Johnson & Johnson	81,852	5,315,469
Kensey Nash Corp. (1)	119	3,483
Kinetic Concepts Inc. (1)	1,366	42,974
Kyphon Inc. (1)	1,377	51,527
LCA-Vision Inc.	647	26,728
Luminex Corp. (1)	997	18,175
Medical Action Industries Inc. (1)	89	2,393
Medtronic Inc.	37,642	1,748,094
Mentor Corp.	1,133	57,092
Merge Technologies Inc. (1)	291	2,002
Meridian Bioscience Inc.	655	15,399
Natus Medical Inc. (1)	581	7,931
Neurometrix Inc. (1)	387	7,357
Northstar Neuroscience Inc. (1)	272	3,590
NuVasive Inc. (1)	1,033	20,774
NxStage Medical Inc. (1)	379	3,324
Oakley Inc.	263	4,484
OraSure Technologies Inc. (1)	1,431	11,505
Palomar Medical Technologies Inc. (1)	543	22,915
Patterson Companies Inc. (1)	4,320	145,195
PolyMedica Corp.	717	30,695
PSS World Medical Inc. (1)	2,106	42,099
Quidel Corp. (1)	936	13,216
ResMed Inc. (1)	2,349	94,547
Respironics Inc. (1)	2,265	87,452
Sirona Dental Systems Inc.	549	18,079
Solexa Inc. (1)	733	6,465
SonoSite Inc. (1)	507	14,399
Spectranetics Corp. (1)	953	11,150
St. Jude Medical Inc. (1)	11,252	397,083
Stereotaxis Inc. (1)	729	7,545
Stryker Corp.	9,329	462,625
SurModics Inc. (1)(2)	495	17,384
Symmetry Medical Inc. (1)	929	14,019
TECHNE Corp. (1)	1,228	62,456
ThermoGenesis Corp. (1)	1,709	6,614
Thoratec Corp. (1)	1,447	22,588
TriPath Imaging Inc. (1)	980	8,849
Varian Medical Systems Inc. (1)	4,094	218,579
Ventana Medical Systems Inc. (1)	899	36,706
Viasys Healthcare Inc. (1)	649	17,679
Visicu Inc. (1)	178	1,597
Vital Images Inc. (1)	410	12,948
Vital Sign Inc.	189	10,699
Volcano Corp.	198	2,275
West Pharmaceutical Services Inc.	1,008	39,584

Wright Medical Group Inc. (1)	956	23,183
Young Innovations Inc.	141	5,070
Zimmer Holdings Inc. (1)	7,734	522,045
Zoll Medical Corp. (1)	177	6,353

		13,892,762
HEALTH CARE - SERVICES—2.76%
Aetna Inc.	8,801	348,080
Air Methods Corp. (1)	285	6,726
Alliance Imaging Inc. (1)	258	2,015
Amedisys Inc. (1)(2)	496	19,676
AMERIGROUP Corp. (1)	296	8,747
AmSurg Corp. (1)	575	12,799
Apria Healthcare Group Inc. (1)	136	2,685
Bio-Reference Laboratories Inc. (1)	324	7,274
Brookdale Senior Living Inc.	603	27,991
Centene Corp. (1)	1,344	22,095
Community Health Systems Inc. (1)	1,869	69,807
Covance Inc. (1)	1,495	99,238
Coventry Health Care Inc. (1)	5,003	257,755
DaVita Inc. (1)	3,218	186,226
Emeritus Corp. (1)	94	2,026
Five Star Quality Care Inc. (1)	984	10,588
Gentiva Health Services Inc. (1)	446	7,332
HCA Inc.	12,070	602,172
Health Management Associates Inc. Class A	1,928	40,295
Health Net Inc. (1)	3,312	144,138
Healthways Inc. (1)	1,075	47,945
Humana Inc. (1)	5,132	339,174
Hythiam Inc. (1)(2)	818	5,906
Laboratory Corp. of America Holdings (1)	3,886	254,805
LHC Group Inc. (1)	346	7,723
LifePoint Hospitals Inc. (1)	630	22,252
Lincare Holdings Inc. (1)	2,982	103,296
Magellan Health Services Inc. (1)	159	6,773
Manor Care Inc.	2,338	122,231
Matria Healthcare Inc. (1)	618	17,174
MedCath Corp. (1)	91	2,738
Molina Healthcare Inc. (1)	180	6,365
National Healthcare Corp.	167	8,973
NightHawk Radiology Holdings Inc. (1)	195	3,730
Odyssey Healthcare Inc. (1)	832	11,798
Option Care Inc. (2)	64	857
Pediatrix Medical Group Inc. (1)	1,511	68,902
Psychiatric Solutions Inc. (1)	1,650	56,248
Quest Diagnostics Inc.	4,936	301,886
Radiation Therapy Services Inc. (1)	381	11,137
Sierra Health Services Inc. (1)	1,745	66,031
Sun Healthcare Group Inc. (1)	720	7,733
Sunrise Senior Living Inc. (1)	1,048	31,304
Symbion Inc. (1)	288	5,288
Tenet Healthcare Corp. (1)	9,989	81,310
Triad Hospitals Inc. (1)	451	19,858
United Surgical Partners International Inc. (1)	1,383	34,340
UnitedHealth Group Inc.	42,001	2,066,449
Universal Health Services Inc. Class B	328	19,657
VistaCare Inc. Class A (1)	156	1,622
Wellcare Health Plans Inc. (1)	1,020	57,763
WellPoint Inc. (1)	9,139	704,160

		6,373,093
HOLDING COMPANIES - DIVERSIFIED—0.03%
Walter Industries Inc.	1,357	57,917

		57,917

HOME BUILDERS—0.34%
AMREP Corp.	43	2,101
Beazer Homes USA Inc.	634	24,751
Brookfield Homes Corp. (2)	147	4,140
Cavco Industries Inc. (1)	73	2,300
Centex Corp.	1,721	90,559
Champion Enterprises Inc. (1)	2,376	16,394
Fleetwood Enterprises Inc. (1)	1,989	13,386
Horton (D.R.) Inc.	5,244	125,594
Hovnanian Enterprises Inc. Class A (1)	429	12,587
KB Home	1,300	56,940
Lennar Corp. Class A	1,712	77,468
M.D.C. Holdings Inc.	476	22,110
M/I Homes Inc.	47	1,661
NVR Inc. (1)	146	78,110
Palm Harbor Homes Inc. (1)	86	1,287
Pulte Homes Inc.	3,289	104,788
Ryland Group Inc.	514	22,210
Standard-Pacific Corp.	789	18,541
Thor Industries Inc.	1,110	45,699
Toll Brothers Inc. (1)	778	21,846
Williams Scotsman International Inc. (1)	868	18,540
Winnebago Industries Inc. (2)	926	29,058

		790,070
HOME FURNISHINGS—0.11%
American Woodmark Corp.	374	12,600
DTS Inc. (1)	419	8,874
Ethan Allen Interiors Inc.	209	7,244
Harman International Industries Inc.	2,086	174,056
Kimball International Inc. Class B	295	5,693
Sealy Corp.	255	3,330
Tempur-Pedic International Inc. (1)(2)	1,563	26,837
TiVo Inc. (1)	2,389	18,133
Universal Electronics Inc. (1)	370	7,030

		263,797
HOUSEHOLD PRODUCTS & WARES—0.48%
ACCO Brands Corp. (1)	552	12,288
Avery Dennison Corp.	2,939	176,840
Central Garden & Pet Co. (1)	55	2,654
Church & Dwight Co. Inc.	2,017	78,885
CNS Inc.	394	11,123
Fortune Brands Inc.	1,569	117,848
Fossil Inc. (1)	573	12,342
Harland (John H.) Co.	331	12,065
Jarden Corp. (1)	746	24,596
Kimberly-Clark Corp.	8,312	543,272
Playtex Products Inc. (1)	1,259	16,871
Scotts Miracle-Gro Co. (The) Class A	1,097	48,806
Tupperware Brands Corp.	864	16,813
WD-40 Co.	254	9,060
Yankee Candle Co. Inc. (The)	886	25,933

		1,109,396
HOUSEWARES—0.09%
Lifetime Brands Inc.	288	5,334
Newell Rubbermaid Inc.	5,305	150,238
Toro Co. (The)	1,329	56,044

		211,616

INSURANCE—0.93%
AFLAC Inc.	15,541	711,156
Ambac Financial Group Inc.	279	23,087
American International Group Inc.	8,993	595,876
Berkley (W.R.) Corp.	2,716	96,119
Brown & Brown Inc.	3,502	107,021
CNA Financial Corp. (1)	83	2,990
Darwin Professional Underwriters Inc. (1)	164	3,642
Enstar Group Inc. (1)	96	9,172
First Acceptance Corp. (1)	301	3,458
Gallagher (Arthur J.) & Co.	914	24,376
Hanover Insurance Group Inc. (The)	574	25,618
HCC Insurance Holdings Inc.	1,879	61,782
Hilb, Rogal & Hobbs Co.	82	3,497
Markel Corp. (1)	53	21,765
National Interstate Corp.	308	7,577
Philadelphia Consolidated Holding Corp. (1)	1,416	56,328
Principal Financial Group Inc.	579	31,428
Progressive Corp. (The)	6,587	161,645
Prudential Financial Inc.	2,193	167,216
Safety Insurance Group Inc.	38	1,849
Tower Group Inc.	524	17,475
Transatlantic Holdings Inc.	302	18,244
21st Century Insurance Group	153	2,287

		2,153,608
INTERNET—3.32%
Access Integrated Technologies Inc. Class A (1)(2)	418	3,958
Agile Software Corp. (1)	247	1,613
Akamai Technologies Inc. (1)	4,817	240,802
Amazon.com Inc. (1)	9,730	312,528
aQuantive Inc. (1)	2,372	56,027
Art Technology Group Inc. (1)	3,473	8,891
@Road Inc. (1)	1,209	7,061
Audible Inc. (1)	765	5,554
Avocent Corp. (1)	162	4,879
Blue Coat Systems Inc. (1)	451	8,123
Blue Nile Inc. (1)(2)	450	16,357
CheckFree Corp. (1)	2,577	106,482
Chordiant Software Inc. (1)	2,470	7,583
Click Commerce Inc. (1)(2)	320	7,238
CNET Networks Inc. (1)	4,672	44,758
CyberSource Corp. (1)	950	11,238
DealerTrack Holdings Inc. (1)	332	7,341
Digital Insight Corp. (1)	1,077	31,578
Digital River Inc. (1)	1,232	62,980
Digitas Inc. (1)	2,817	27,100
Drugstore.com Inc. (1)	2,496	8,611
eBay Inc. (1)	36,883	1,046,002
eCollege.com Inc. (1)	565	9,034
Emdeon Corp. (1)	8,555	100,179
Equinix Inc. (1)	892	53,609
eResearch Technology Inc. (1)(2)	1,535	12,449
Expedia Inc. (1)	629	9,863
F5 Networks Inc. (1)	1,263	67,848
Google Inc. Class A (1)	6,511	2,616,771
GSI Commerce Inc. (1)	1,221	18,120
Harris Interactive Inc. (1)	491	2,995
i2 Technologies Inc. (1)	292	5,469
IAC/InterActiveCorp (1)	2,204	63,387
InfoSpace Inc. (1)	513	9,460
Internap Network Services Corp. (1)	952	14,489
Internet Security Systems Inc. (1)	109	3,026

Interwoven Inc. (1)	643	7,092
iPass Inc. (1)	1,394	6,524
j2 Global Communications Inc. (1)	1,549	42,086
Jupitermedia Corp. (1)	677	5,863
Knot Inc. (The) (1)	741	16,398
Liberty Media Holding Corp. - Liberty Interactive Group Series A (1)	16,768	341,732
Lionbridge Technologies Inc. (1)	1,861	14,199
Liquidity Services Inc. (1)	243	3,788
LoopNet Inc. (1)	30	380
McAfee Inc. (1)	4,600	112,516
Move Inc. (1)	3,122	15,329
NetFlix Inc. (1)(2)	1,477	33,646
NIC Inc. (1)	1,192	6,139
NutriSystem Inc. (1)	1,001	62,352
1-800-FLOWERS.COM Inc. (1)	676	3,556
Online Resources Corp. (1)	703	8,612
Openwave Systems Inc. (1)	2,942	27,537
Opsware Inc. (1)	2,551	22,985
Overstock.com Inc. (1)(2)	348	6,100
Perficient Inc. (1)	548	8,593
Priceline.com Inc. (1)	794	29,211
RealNetworks Inc. (1)	2,510	26,631
Redback Networks Inc. (1)	2,005	27,829
RightNow Technologies Inc. (1)	469	7,321
Sapient Corp. (1)	2,542	13,854
Secure Computing Corp. (1)	73	462
Sohu.com Inc. (1)	806	17,748
Stamps.com Inc. (1)	583	11,112
Stellent Inc.	483	5,236
Symantec Corp. (1)	13,458	286,386
Terremark Worldwide Inc. (1)	1,221	6,777
TheStreet.com Inc.	573	6,097
TIBCO Software Inc. (1)	839	7,534
Travelzoo Inc. (1)	95	2,738
TriZetto Group Inc. (The) (1)	1,339	20,272
24/7 Real Media Inc. (1)	1,510	12,895
ValueClick Inc. (1)	3,196	59,254
Vasco Data Security International Inc. (1)	776	8,039
VeriSign Inc. (1)	7,167	144,773
Vignette Corp. (1)	296	4,008
WebEx Communications Inc. (1)	1,304	50,882
WebMD Health Corp. Class A (1)(2)	220	7,555
webMethods Inc. (1)	472	3,611
Websense Inc. (1)	1,495	32,307
WebSideStory Inc. (1)	545	7,199
Yahoo! Inc. (1)	43,959	1,111,284

		7,669,845
INVESTMENT COMPANIES—0.01%
Gladstone Investment Corp.	222	3,241
Harris & Harris Group Inc. (1)(2)	517	6,349
Technology Investment Capital Corp.	329	4,813

		14,403
IRON & STEEL—0.17%
AK Steel Holding Corp. (1)	3,431	41,652
Allegheny Technologies Inc.	3,124	194,282
Carpenter Technology Corp.	741	79,665
Chaparral Steel Co. (1)	272	9,264
Cleveland-Cliffs Inc.	486	18,521
Oregon Steel Mills Inc. (1)	966	47,208

		390,592

LEISURE TIME—0.30%
Ambassadors Group Inc.	643	18,184
Bally Total Fitness Holding Corp. (1)(2)	271	409
Brunswick Corp.	555	17,310
Harley-Davidson Inc.	8,373	525,406
Life Time Fitness Inc. (1)	946	43,790
Marine Products Corp.	216	2,100
Nautilus Inc. (2)	774	10,642
Polaris Industries Inc.	1,037	42,673
Town Sports International Holdings Inc. (1)	66	866
WMS Industries Inc. (1)	841	24,566

		685,946
LODGING—0.93%
Ameristar Casinos Inc.	207	4,494
Aztar Corp. (1)	291	15,426
Boyd Gaming Corp.	1,363	52,394
Choice Hotels International Inc.	1,046	42,781
Harrah’s Entertainment Inc.	4,250	282,327
Hilton Hotels Corp.	11,988	333,866
Las Vegas Sands Corp. (1)	4,328	295,819
Lodgian Inc. (1)	49	651
Marriott International Inc. Class A	10,643	411,246
MGM Mirage (1)	3,730	147,298
Monarch Casino & Resort Inc. (1)	324	6,282
Morgans Hotel Group Co. (1)	561	7,012
MTR Gaming Group Inc. (1)	173	1,624
Riviera Holdings Corp. (1)	185	3,780
Starwood Hotels & Resorts Worldwide Inc.	5,640	322,552
Station Casinos Inc.	1,493	86,340
Wyndham Worldwide Corp. (1)	890	24,893
Wynn Resorts Ltd. (1)	1,533	104,259

		2,143,044
MACHINERY—1.23%
AGCO Corp. (1)	191	4,842
Albany International Corp. Class A	560	17,819
Applied Industrial Technologies Inc.	1,393	33,989
Astec Industries Inc. (1)	530	13,382
Bucyrus International Inc. Class A	983	41,699
Caterpillar Inc.	20,954	1,378,773
Chart Industries Inc. (1)	196	2,413
Cognex Corp.	1,342	33,899
Columbus McKinnon Corp. (1)	571	10,295
Cummins Inc.	1,181	140,811
DXP Enterprises Inc. (1)	55	1,286
Flow International Corp. (1)	1,090	14,137
Flowserve Corp. (1)	267	13,508
Gardner Denver Inc. (1)	1,632	53,987
Gehl Corp. (1)	109	2,919
Gerber Scientific Inc. (1)	123	1,843
Graco Inc.	2,131	83,237
IDEX Corp.	1,664	71,635
Intermec Inc. (1)	1,571	41,412
Intevac Inc. (1)	655	11,004
iRobot Corp. (1)(2)	357	7,161
JLG Industries Inc.	3,316	65,690
Joy Global Inc.	3,854	144,949
Lindsay Manufacturing Co.	52	1,495
Manitowoc Co. Inc. (The)	1,906	85,370
Middleby Corp. (The) (1)	208	16,028
Nordson Corp.	793	31,609

Presstek Inc. (1)	921	4,964
Rockwell Automation Inc.	5,532	321,409
Sauer-Danfoss Inc.	248	5,947
Tennant Co.	83	2,020
Terex Corp. (1)	1,482	67,016
TurboChef Technologies Inc. (1)	421	5,852
Wabtec Corp.	1,512	41,021
Zebra Technologies Corp. Class A (1)	2,207	78,878

		2,852,299
MANUFACTURING—4.76%
Actuant Corp. Class A	850	42,585
Acuity Brands Inc.	1,399	63,515
American Railcar Industries Inc.	280	8,151
Barnes Group Inc.	964	16,928
Blount International Inc. (1)	641	6,423
Brink’s Co. (The)	1,169	62,027
Carlisle Companies Inc.	818	68,794
Ceradyne Inc. (1)	835	34,310
CLARCOR Inc.	584	17,806
Danaher Corp.	7,401	508,227
Donaldson Co. Inc.	2,305	85,054
Dover Corp.	5,689	269,886
ESCO Technologies Inc. (1)	805	37,062
Flanders Corp. (1)	398	3,407
FreightCar America Inc.	212	11,236
General Electric Co.	157,670	5,565,751
GenTek Inc. (1)	318	8,780
Harsco Corp.	1,308	101,566
Hexcel Corp. (1)	2,908	41,148
Honeywell International Inc.	11,691	478,162
Illinois Tool Works Inc.	15,561	698,689
ITT Industries Inc.	3,852	197,492
Jacuzzi Brands Inc. (1)	1,233	12,318
Lancaster Colony Corp.	560	25,066
Leggett & Platt Inc.	3,130	78,344
Matthews International Corp. Class A	661	24,331
Myers Industries Inc.	496	8,432
Pall Corp.	698	21,505
Parker Hannifin Corp.	1,600	124,368
Pentair Inc.	1,198	31,376
PW Eagle Inc. (2)	328	9,843
Raven Industries Inc.	500	15,005
Reddy Ice Holdings Inc.	454	10,987
Roper Industries Inc.	2,706	121,066
Smith & Wesson Holding Corp. (1)	910	12,631
Smith (A.O.) Corp.	475	18,729
Textron Inc.	3,787	331,362
3M Co.	23,511	1,749,689
Trinity Industries Inc.	2,320	74,634

		10,996,685
MEDIA—2.71%
Acacia Research Corp. - Acacia
Technologies Group (1)	868	9,852
Cablevision Systems Corp.	3,396	77,123
CKX Inc. (1)	1,591	19,808
Comcast Corp. Class A (1)	30,665	1,130,005
Courier Corp.	53	1,968
Crown Media Holdings Inc. (1)(2)	255	1,145
CTC Media Inc. (1)	494	11,016
Cumulus Media Inc. Class A (1)	273	2,610
DIRECTV Group Inc. (The) (1)	25,090	493,771

Discovery Holding Co. Class A (1)	2,462	35,601
Dow Jones & Co. Inc.	1,844	61,848
EchoStar Communications Corp. (1)	6,414	209,994
Emmis Communications Corp. (1)	330	4,042
Entravision Communications Corp. (1)	1,132	8,422
Gemstar-TV Guide International Inc. (1)	7,731	25,667
Liberty Global Inc. Class A (1)	5,185	133,462
LodgeNet Entertainment Corp. (1)	517	9,761
Martha Stewart Living Omnimedia Inc. Class A	789	14,013
McClatchy Co. (The) Class A	142	5,991
McGraw-Hill Companies Inc. (The)	11,154	647,267
Mediacom Communications Corp. (1)	935	6,657
Meredith Corp.	969	47,801
News Corp. Class A	48,663	956,228
Playboy Enterprises Inc. Class B (1)	75	706
Private Media Group Inc. (1)(2)	786	3,175
Readers Digest Association Inc. (The)	1,532	19,855
Salem Communications Corp. Class A	23	260
Scripps (E.W.) Co. Class A	2,615	125,337
Sinclair Broadcast Group Inc. Class A	1,419	11,139
Sirius Satellite Radio Inc. (1)(2)	43,767	171,129
Spanish Broadcasting System Inc. Class A (1)	593	2,591
Sun-Times Media Group Inc. Class A	1,226	8,067
Time Warner Inc.	8,696	158,528
Univision Communications Inc. Class A (1)	4,592	157,689
Value Line Inc.	43	2,004
Viacom Inc. Class B (1)	19,779	735,383
Walt Disney Co. (The)	24,561	759,181
Washington Post Co. (The) Class B	36	26,532
Wiley (John) & Sons Inc. Class A	1,378	49,622
World Wrestling Entertainment Inc.	668	10,975
XM Satellite Radio Holdings Inc. Class A (1)	8,053	103,803

		6,260,028
METAL FABRICATE & HARDWARE—0.18%
Ampco-Pittsburgh Corp.	19	588
Castle (A.M.) & Co.	161	4,321
Dynamic Materials Corp.	369	11,963
Foster (L.B.) Co. Class A (1)	318	5,120
Kaydon Corp.	879	32,541
Ladish Co. Inc. (1)	414	11,956
Mueller Industries Inc.	160	5,627
Mueller Water Products Inc. Class A (1)	697	10,183
NN Inc.	52	615
NS Group Inc. (1)	267	17,235
Precision Castparts Corp.	4,211	265,967
Quanex Corp.	250	7,588
RBC Bearings Inc. (1)	637	15,384
Timken Co. (The)	202	6,016
Valmont Industries Inc.	521	27,222

		422,326
MINING—0.63%
Alcoa Inc.	10,766	301,879
AMCOL International Corp.	685	17,063
Century Aluminum Co. (1)	389	13,090
Coeur d’Alene Mines Corp. (1)	8,665	40,812
Freeport-McMoRan Copper & Gold Inc.	3,160	168,302
Hecla Mining Co. (1)	3,715	21,324
Newmont Mining Corp.	12,345	527,749
Royal Gold Inc.	290	7,868
RTI International Metals Inc. (1)	708	30,855
Southern Copper Corp. (2)	211	19,517

Stillwater Mining Co. (1)	1,047	8,795
Titanium Metals Corp. (1)	2,513	63,529
Vulcan Materials Co.	3,135	245,314

		1,466,097
OFFICE & BUSINESS EQUIPMENT—0.08%
Global Imaging Systems Inc. (1)	432	9,534
Pitney Bowes Inc.	4,062	180,231

		189,765
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	2,068	70,746
HNI Corp.	1,614	67,110
Interface Inc. Class A (1)	1,488	19,165
Knoll Inc.	1,034	20,887
Steelcase Inc. Class A	1,871	29,356

		207,264
OIL & GAS—1.67%
Alon USA Energy Inc.	233	6,871
Arena Resources Inc. (1)	335	10,760
Atlas America Inc. (1)	541	23,090
ATP Oil & Gas Corp. (1)	628	23,198
Atwood Oceanics Inc. (1)	841	37,820
Aurora Oil & Gas Corp. (1)	2,074	6,346
Berry Petroleum Co. Class A	1,100	30,976
Bill Barrett Corp. (1)	391	9,603
Bois d’Arc Energy Inc. (1)	493	7,543
Bronco Drilling Co. Inc. (1)	356	6,258
Callon Petroleum Co. (1)	328	4,448
Carrizo Oil & Gas Inc. (1)	651	16,789
Cheniere Energy Inc. (1)	1,708	50,745
Clayton Williams Energy Inc. (1)	164	4,969
CNX Gas Corp. (1)	870	20,158
Comstock Resources Inc. (1)	924	25,087
Crosstex Energy Inc.	337	30,185
Delek US Holdings Inc. (1)	320	5,920
Delta Petroleum Corp. (1)	1,512	34,050
Denbury Resources Inc. (1)	3,711	107,248
Diamond Offshore Drilling Inc.	1,839	133,088
Energy Partners Ltd. (1)	876	21,593
ENSCO International Inc.	4,793	210,077
EOG Resources Inc.	3,411	221,886
Exploration Company of Delaware (The) (1)	910	8,709
Exxon Mobil Corp.	10,822	726,156
Frontier Oil Corp.	1,900	50,502
Gasco Energy Inc. (1)	2,289	6,180
GeoGlobal Resources Inc. (1)(2)	933	5,467
Geomet Inc. (1)	257	2,416
Giant Industries Inc. (1)	142	11,530
GMX Resources Inc. (1)	251	7,879
Goodrich Petroleum Corp. (1)	388	11,687
Grey Wolf Inc. (1)	6,060	40,481
Gulfport Energy Corp. (1)	400	4,636
Helmerich & Payne Inc.	3,276	75,446
Holly Corp.	1,496	64,822
Mariner Energy Inc. (1)	2,282	41,920
Parallel Petroleum Corp. (1)	1,292	25,918
Patterson-UTI Energy Inc.	5,346	127,021
Penn Virginia Corp.	251	15,916
Petrohawk Energy Corp. (1)	2,599	26,978
Petroleum Development Corp. (1)	506	20,184
PetroQuest Energy Inc. (1)	331	3,452

Pioneer Drilling Co. (1)	1,289	16,551
Plains Exploration & Production Co. (1)	2,452	105,215
Pride International Inc. (1)	4,103	112,504
PrimeEnergy Corp. (1)	24	1,711
Quest Resource Corp. (1)	608	5,399
Quicksilver Resources Inc. (1)	1,949	62,173
RAM Energy Resources Inc. (1)	325	1,560
Range Resources Corp.	4,300	108,532
Rowan Companies Inc.	3,200	101,216
Southwestern Energy Co. (1)	5,225	156,071
St. Mary Land & Exploration Co.	1,782	65,417
Sulphco Inc. (1)(2)	656	4,074
Sunoco Inc.	2,075	129,044
TODCO (1)	1,926	66,640
Toreador Resources Corp. (1)	378	6,963
Transmeridian Exploration Inc. (1)(2)	2,160	8,532
Unit Corp. (1)	1,443	66,335
VAALCO Energy Inc. (1)	1,797	12,902
W&T Offshore Inc.	714	20,856
Warren Resources Inc. (1)	465	5,664
XTO Energy Inc.	11,350	478,175

		3,861,542
OIL & GAS SERVICES—1.60%
Allis-Chalmers Energy Inc. (1)	700	10,248
Baker Hughes Inc.	10,623	724,489
Basic Energy Services Inc. (1)	388	9,467
BJ Services Co.	8,680	261,528
Cameron International Corp. (1)	3,600	173,916
CARBO Ceramics Inc.	624	22,483
Complete Production Services Inc. (1)	813	16,049
Dawson Geophysical Co. (1)	126	3,742
Dresser-Rand Group Inc. (1)	975	19,890
Dril-Quip Inc. (1)	345	23,350
FMC Technologies Inc. (1)	2,130	114,381
Global Industries Ltd. (1)	2,752	42,821
Grant Prideco Inc. (1)	4,082	155,238
Gulf Island Fabrication Inc.	248	6,470
Halliburton Co.	32,351	920,386
Helix Energy Solutions Group Inc. (1)	2,838	94,789
Hercules Offshore Inc. (1)	631	19,593
Hornbeck Offshore Services Inc. (1)	41	1,373
Hydril Co. (1)	556	31,169
Input/Output Inc. (1)	607	6,028
Lone Star Technologies Inc. (1)	55	2,661
Lufkin Industries Inc.	462	24,449
MarkWest Hydrocarbon Inc.	194	5,432
Matrix Service Co. (1)	650	8,509
Maverick Tube Corp. (1)	963	62,431
Metretek Technologies Inc. (1)(2)	491	5,863
NATCO Group Inc. Class A (1)	456	13,133
National Oilwell Varco Inc. (1)	5,093	298,195
Newpark Resources Inc. (1)	1,604	8,549
Oceaneering International Inc. (1)	1,677	51,652
Oil States International Inc. (1)	807	22,193
RPC Inc.	665	12,183
Smith International Inc.	6,669	258,757
Superior Energy Services Inc. (1)	2,487	65,309
Superior Well Services Inc. (1)	340	6,732
T-3 Energy Services Inc. (1)	10	201
Tetra Technologies Inc. (1)	2,227	53,804
Tidewater Inc.	1,090	48,167
Veritas DGC Inc. (1)	772	50,813
Warrior Energy Service Corp. (1)	181	4,661
W-H Energy Services Inc. (1)	919	38,111

		3,699,215

PACKAGING & CONTAINERS—0.25%
AEP Industries Inc. (1)	223	9,355
Ball Corp.	3,263	131,988
Crown Holdings Inc. (1)	5,229	97,259
Graphic Packaging Corp. (1)	2,359	8,634
Owens-Illinois Inc. (1)	4,780	73,708
Packaging Corp. of America	2,531	58,719
Pactiv Corp. (1)	4,401	125,076
Sealed Air Corp.	1,046	56,610
Silgan Holdings Inc.	434	16,301

		577,650
PHARMACEUTICALS—5.98%
Abbott Laboratories	38,119	1,851,059
Abraxis BioScience Inc. (1)	798	22,168
ACADIA Pharmaceuticals Inc. (1)	754	6,515
Adams Respiratory Therapeutics Inc. (1)	945	34,578
Adolor Corp. (1)	1,410	19,557
Akorn Inc. (1)	1,387	5,007
Alkermes Inc. (1)	3,057	48,453
Allergan Inc.	4,658	524,537
Alnylam Pharmaceuticals Inc. (1)(2)	997	14,367
Alpharma Inc. Class A	261	6,105
Altus Pharmaceuticals Inc. (1)	190	3,034
AmerisourceBergen Corp.	1,268	57,314
Amylin Pharmaceuticals Inc. (1)	3,325	146,533
Anadys Pharmaceuticals Inc. (1)	562	1,630
Andrx Corp. (1)	1,862	45,489
Array BioPharma Inc. (1)	1,218	10,377
AtheroGenics Inc. (1)(2)	1,045	13,763
Auxilium Pharmaceuticals Inc. (1)	676	6,841
AVANIR Pharmaceuticals Class A (1)(2)	988	6,837
AVI BioPharma Inc. (1)	1,567	5,688
Barr Pharmaceuticals Inc. (1)	3,310	171,921
Bentley Pharmaceuticals Inc. (1)	99	1,188
Bioenvision Inc. (1)	1,124	6,193
BioMarin Pharmaceutical Inc. (1)	2,662	37,880
Bristol-Myers Squibb Co.	28,069	699,479
Caraco Pharmaceutical Laboratories Ltd. (1)	260	2,642
Cardinal Health Inc.	13,020	855,935
Caremark Rx Inc.	12,712	720,389
Cephalon Inc. (1)	1,894	116,955
CombinatoRX Inc. (1)	768	4,785
Connetics Corp. (1)	1,066	11,619
Conor Medsystems Inc. (1)	1,025	24,159
Cubist Pharmaceuticals Inc. (1)	1,691	36,762
CV Therapeutics Inc. (1)	1,826	20,342
Cypress Bioscience Inc. (1)	608	4,438
Dendreon Corp. (1)	116	519
Depomed Inc. (1)	1,145	4,672
Durect Corp. (1)	1,730	7,093
Emisphere Technologies Inc. (1)	631	5,332
Endo Pharmaceuticals Holdings Inc. (1)	4,148	135,017
Express Scripts Inc. (1)	3,588	270,858
Forest Laboratories Inc. (1)	10,159	514,147
Genta Inc. (1)	4,167	3,250
Gilead Sciences Inc. (1)	14,184	974,441
HealthExtras Inc. (1)	846	23,950
Hi-Tech Pharmacal Co. Inc. (1)	313	3,956

Hospira Inc. (1)	4,868	186,298
Idenix Pharmaceuticals Inc. (1)	770	7,469
I-Flow Corp. (1)	728	8,751
ImClone Systems Inc. (1)	2,166	61,341
Indevus Pharmaceuticals Inc. (1)	1,262	7,471
Isis Pharmaceuticals Inc. (1)	2,271	16,306
Kos Pharmaceuticals Inc. (1)	517	25,550
K-V Pharmaceutical Co. Class A (1)	1,206	28,582
Lilly (Eli) & Co.	23,181	1,321,317
Mannatech Inc. (2)	510	9,037
MannKind Corp. (1)(2)	699	13,281
Medarex Inc. (1)	3,808	40,898
Medco Health Solutions Inc. (1)	5,783	347,616
Medicines Co. (The) (1)	1,563	35,261
Medicis Pharmaceutical Corp. Class A	1,695	54,833
Merck & Co. Inc.	20,754	869,593
MGI Pharma Inc. (1)	2,436	41,924
Mylan Laboratories Inc.	6,553	131,912
Nastech Pharmaceutical Co. Inc. (1)	677	10,331
NBTY Inc. (1)	187	5,473
Neurocrine Biosciences Inc. (1)	927	9,965
New River Pharmaceuticals Inc. (1)(2)	420	10,807
Noven Pharmaceuticals Inc. (1)	737	17,776
NPS Pharmaceuticals Inc. (1)	1,192	4,542
Nuvelo Inc. (1)	1,157	21,104
Omnicare Inc.	1,827	78,725
Onyx Pharmaceuticals Inc. (1)	1,290	22,304
OSI Pharmaceuticals Inc. (1)	1,775	66,616
Osiris Therapeutics Inc. (1)	91	911
Pain Therapeutics Inc. (1)(2)	1,109	9,560
Par Pharmaceutical Companies Inc. (1)	718	13,096
Penwest Pharmaceuticals Co. (1)	710	11,822
Perrigo Co.	181	3,072
PetMed Express Inc. (1)	586	6,118
Pharmion Corp. (1)	531	11,443
POZEN Inc. (1)	782	10,057
Progenics Pharmaceuticals Inc. (1)	695	16,305
Renovis Inc. (1)	474	6,522
Rigel Pharmaceuticals Inc. (1)	200	2,054
Salix Pharmaceuticals Ltd. (1)	1,451	19,676
Santarus Inc. (1)(2)	1,433	10,633
Schering-Plough Corp.	46,179	1,020,094
Sciele Pharma Inc. (1)	797	15,015
Sepracor Inc. (1)	3,390	164,212
Somaxon Pharmaceuticals Inc. (1)	157	1,933
Tanox Inc. (1)	758	8,960
Tiens Biotech Group (USA) Inc. (1)	109	316
Trimeris Inc. (1)	551	4,849
United Therapeutics Inc. (1)	734	38,564
USANA Health Sciences Inc. (1)(2)	291	12,976
Valeant Pharmaceuticals International	2,891	57,184
VCA Antech Inc. (1)	2,589	93,359
ViroPharma Inc. (1)	892	10,856
Wyeth	25,652	1,304,148
XenoPort Inc. (1)	627	12,772
Zymogenetics Inc. (1)	1,168	19,704

		13,829,068
PIPELINES—0.55%
El Paso Corp.	20,312	277,056
Equitable Resources Inc.	3,262	114,105
Kinder Morgan Inc.	3,321	348,207
Questar Corp.	2,362	193,141
Williams Companies Inc.	14,100	336,567

		1,269,076

REAL ESTATE—0.23%
CB Richard Ellis Group Inc. Class A (1)	5,767	141,868
Consolidated-Tomoka Land Co.	176	11,294
Forest City Enterprises Inc. Class A	2,196	119,243
HouseValues Inc. (1)(2)	424	2,476
Jones Lang LaSalle Inc.	1,116	95,396
Realogy Corp. (1)	1,113	25,243
Resource Capital Corp.	56	865
St. Joe Co. (The) (2)	2,325	127,573
Trammell Crow Co. (1)	408	14,896

		538,854
REAL ESTATE INVESTMENT TRUSTS—0.94%
Acadia Realty Trust	990	25,245
Alexander’s Inc. (1)	61	18,925
Alexandria Real Estate Equities Inc.	182	17,072
CapitalSource Inc.	1,893	48,877
Corporate Office Properties Trust	1,038	46,461
Cousins Properties Inc.	1,194	40,847
Crystal River Capital Inc. (1)	38	869
Developers Diversified Realty Corp.	1,447	80,685
Digital Realty Trust Inc.	574	17,978
EastGroup Properties Inc.	637	31,761
Equity Lifestyle Properties Inc.	604	27,609
Essex Property Trust Inc.	322	39,091
Federal Realty Investment Trust	861	63,972
FelCor Lodging Trust Inc.	352	7,058
General Growth Properties Inc.	2,771	132,038
Getty Realty Corp.	547	16,016
Glimcher Realty Trust	1,143	28,324
Global Signal Inc.	532	26,909
Home Properties Inc.	933	53,330
Inland Real Estate Corp.	116	2,032
JER Investors Trust Inc.	295	5,062
Kilroy Realty Corp.	1,000	75,340
Longview Fibre Co.	647	13,147
Macerich Co. (The)	2,236	170,741
Maguire Properties Inc.	175	7,130
Mid-America Apartment Communities Inc.	185	11,326
Mills Corp.	1,765	29,493
Omega Healthcare Investors Inc.	316	4,743
Pan Pacific Retail Properties Inc.	264	18,327
PS Business Parks Inc.	101	6,090
Public Storage Inc.	2,367	203,538
Saul Centers Inc.	342	15,390
Simon Property Group Inc.	3,821	346,259
SL Green Realty Corp.	1,436	160,401
Sovran Self Storage Inc.	66	3,666
Sun Communities Inc.	564	18,025
Tanger Factory Outlet Centers Inc.	965	34,373
Taubman Centers Inc.	885	39,312
United Dominion Realty Trust Inc.	4,187	126,447
Ventas Inc.	1,932	74,459
Washington Real Estate Investment Trust	1,442	57,392
Weingarten Realty Investors	617	26,543

		2,172,303

RETAIL—9.43%
Abercrombie & Fitch Co. Class A	2,742	190,514
AC Moore Arts & Crafts Inc. (1)	265	5,043
Advance Auto Parts Inc.	3,363	110,777
Aeropostale Inc. (1)	1,698	49,633
American Eagle Outfitters Inc.	3,556	155,859
America’s Car-Mart Inc. (1)(2)	163	2,681
AnnTaylor Stores Corp. (1)	2,092	87,571
Applebee’s International Inc.	1,935	41,622
AutoZone Inc. (1)	1,702	175,817
Barnes & Noble Inc.	374	14,190
Bebe Stores Inc.	736	18,238
Bed Bath & Beyond Inc. (1)	8,796	336,535
Best Buy Co. Inc.	12,488	668,857
Big 5 Sporting Goods Corp.	565	12,882
BJ’s Restaurants Inc. (1)	431	9,486
Brinker International Inc.	2,644	105,998
Brown Shoe Co. Inc.	233	8,351
Buckle Inc. (The)	270	10,244
Buffalo Wild Wings Inc. (1)	229	8,759
Build-A-Bear Workshop Inc. (1)(2)	459	10,451
Burger King Holdings Inc. (1)	780	12,449
Cabela’s Inc. Class A (1)(2)	60	1,304
Cache Inc. (1)	361	6,458
California Pizza Kitchen Inc. (1)	616	18,437
CarMax Inc. (1)	3,282	136,892
Casey’s General Store Inc.	132	2,940
Cash America International Inc.	484	18,915
Casual Male Retail Group Inc. (1)	957	13,140
Cato Corp. Class A	951	20,836
CEC Entertainment Inc. (1)	587	18,496
Charlotte Russe Holding Inc. (1)	480	13,219
Charming Shoppes Inc. (1)	1,933	27,603
Cheesecake Factory Inc. (The) (1)	2,464	66,996
Chico’s FAS Inc. (1)	5,584	120,224
Children’s Place Retail Stores Inc. (The) (1)	706	45,205
Chipotle Mexican Grill Inc. Class A (1)	246	12,219
Christopher & Banks Corp.	1,139	33,578
Circuit City Stores Inc.	5,052	126,856
Citi Trends Inc. (1)(2)	196	6,764
CKE Restaurants Inc.	1,865	31,183
Claire’s Stores Inc.	3,085	89,959
Coldwater Creek Inc. (1)	1,863	53,580
Conn’s Inc. (1)(2)	202	4,216
Copart Inc. (1)	2,207	62,215
Cosi Inc. (1)	1,070	5,735
Costco Wholesale Corp.	9,960	494,813
CSK Auto Corp. (1)	744	10,490
CVS Corp.	23,082	741,394
Darden Restaurants Inc.	4,621	196,254
Deb Shops Inc.	157	4,025
dELiA*s Inc. (1)	375	2,888
Denny’s Corp. (1)	2,869	9,783
Dick’s Sporting Goods Inc. (1)	1,139	51,847
Dollar General Corp.	9,181	125,137
Dollar Tree Stores Inc. (1)	349	10,805
Dress Barn Inc. (1)	1,434	31,290
DSW Inc. Class A (1)(2)	504	15,876
EZCORP Inc. (1)	370	14,312
Family Dollar Stores Inc.	2,589	75,702
Federated Department Stores Inc.	1,407	60,796
First Cash Financial Services Inc. (1)	869	17,893
Foot Locker Inc.	548	13,837
GameStop Corp. Class A (1)	2,046	94,689
Gap Inc. (The)	9,069	171,858
Genesco Inc. (1)	96	3,309

Guitar Center Inc. (1)	949	42,401
Hibbet Sporting Goods Inc. (1)	1,121	29,348
Home Depot Inc.	61,026	2,213,413
Hot Topic Inc. (1)	1,375	15,318
IHOP Corp.	142	6,582
J. Crew Group Inc. (1)	303	9,111
Jos. A. Bank Clothiers Inc. (1)	561	16,808
Kohl’s Corp. (1)	10,204	662,444
Krispy Kreme Doughnuts Inc. (1)(2)	799	6,472
Limited Brands Inc.	10,632	281,642
Longs Drug Stores Corp.	873	40,167
Lowe’s Companies Inc.	48,391	1,357,851
MarineMax Inc. (1)	35	891
McCormick & Schmick’s Seafood Restaurants Inc. (1)	328	7,377
Men’s Wearhouse Inc. (The)	1,483	55,182
Michaels Stores Inc.	4,116	179,211
Morton’s Restaurant Group Inc. (1)	103	1,587
MSC Industrial Direct Co. Inc. Class A	1,178	47,992
New York & Co. Inc. (1)	667	8,724
Nordstrom Inc.	7,357	311,201
Nu Skin Enterprises Inc. Class A	1,092	19,132
Office Depot Inc. (1)	8,969	356,069
O’Reilly Automotive Inc. (1)	3,530	117,231
OSI Restaurant Partners Inc. (2)	1,101	34,913
P.F. Chang’s China Bistro Inc. (1)(2)	825	28,636
Pacific Sunwear of California Inc. (1)	2,269	34,217
Panera Bread Co. Class A (1)	935	54,464
Pantry Inc. (The) (1)	647	36,471
Papa John’s International Inc. (1)	487	17,586
Payless ShoeSource Inc. (1)	260	6,474
Penney (J.C.) Co. Inc.	7,313	500,136
PETCO Animal Supplies Inc. (1)	1,806	51,724
PetSmart Inc.	4,366	121,157
RadioShack Corp.	3,221	62,165
Rare Hospitality International Inc. (1)	904	27,626
Red Robin Gourmet Burgers Inc. (1)(2)	514	23,701
Restoration Hardware Inc. (1)	923	8,002
Retail Ventures Inc. (1)	628	9,677
Ross Stores Inc.	4,473	113,659
Ruby Tuesday Inc. (2)	1,689	47,613
Ruth’s Chris Steak House Inc. (1)	544	10,238
School Specialty Inc. (1)	68	2,400
Select Comfort Corp. (1)	1,679	36,737
Sonic Corp. (1)	2,674	60,459
Staples Inc.	22,696	552,194
Starbucks Corp. (1)	23,924	814,612
Stein Mart Inc.	440	6,692
Target Corp.	27,092	1,496,833
Texas Roadhouse Inc. Class A (1)	1,625	19,955
Tiffany & Co.	2,683	89,076
Tim Hortons Inc. (2)	3,958	104,095
TJX Companies Inc.	14,275	400,128
Tractor Supply Co. (1)	1,121	54,099
Triarc Companies Inc. Class B	1,917	28,985
Tuesday Morning Corp.	705	9,785
Tween Brands Inc. (1)	1,046	39,330
Under Armour Inc. Class A (1)	648	25,933
United Auto Group Inc.	194	4,540
Urban Outfitters Inc. (1)	3,577	63,277
Walgreen Co.	31,497	1,398,152
Wal-Mart Stores Inc.	76,700	3,782,844
Wendy’s International Inc.	1,482	99,294

Wet Seal Inc. Class A (1)	2,109	12,949
Williams-Sonoma Inc.	2,996	97,040
World Fuel Services Corp.	857	34,666
Yum! Brands Inc.	8,476	441,176
Zumiez Inc. (1)	450	12,150

		21,781,939
SAVINGS & LOANS—0.26%
Charter Financial Corp.	124	4,959
Commercial Capital Bancorp Inc.	310	4,941
Fidelity Bankshares Inc.	217	8,465
Golden West Financial Corp.	4,563	352,492
Harbor Florida Bancshares Inc.	76	3,368
Home Federal Bancorp Inc.	18	280
Hudson City Bancorp Inc.	8,999	119,237
Investors Bancorp Inc. (1)	92	1,388
NewAlliance Bancshares Inc.	1,602	23,469
People’s Bank	1,818	72,011
PFF Bancorp Inc.	203	7,519
Roma Financial Corp.	27	411
Wauwatosa Holdings Inc. (1)	29	512
Westfield Financial Inc.	55	1,747

		600,799
SEMICONDUCTORS—5.07%
ADE Corp. (1)	305	9,766
Advanced Analogic Technologies Inc. (1)	1,145	6,286
Advanced Micro Devices Inc. (1)	15,091	375,011
Agere Systems Inc. (1)	5,280	78,830
Altera Corp. (1)	11,191	205,691
AMIS Holdings Inc. (1)	743	7,051
Amkor Technology Inc. (1)	3,189	16,455
ANADIGICS Inc. (1)	1,472	10,540
Analog Devices Inc.	11,258	330,873
Applied Materials Inc.	48,741	864,178
Asyst Technologies Inc. (1)	974	6,584
ATMI Inc. (1)	817	23,750
Broadcom Corp. Class A (1)	14,193	430,616
Cabot Microelectronics Corp. (1)(2)	428	12,335
Cirrus Logic Inc. (1)	2,365	17,241
Conexant Systems Inc. (1)	13,183	26,366
Cree Inc. (1)(2)	2,041	41,045
Cypress Semiconductor Corp. (1)	3,887	69,072
Diodes Inc. (1)	615	26,550
DSP Group Inc. (1)	133	3,039
EMCORE Corp. (1)	1,267	7,501
Emulex Corp. (1)	808	14,681
Entegris Inc. (1)	429	4,680
Exar Corp. (1)	443	5,887
Fairchild Semiconductor International Inc. Class A (1)	1,948	36,428
FormFactor Inc. (1)	1,427	60,120
Freescale Semiconductor Inc. Class B (1)	5,819	221,180
Genesis Microchip Inc. (1)	520	6,120
Hittite Microwave Corp. (1)	404	17,978
Ikanos Communications Inc. (1)	640	7,533
Integrated Device Technology Inc. (1)	2,760	44,326
Intel Corp.	181,444	3,732,303
International Rectifier Corp. (1)	1,227	42,749
Intersil Corp. Class A	1,925	47,259
IXYS Corp. (1)	759	6,368
KLA-Tencor Corp.	4,896	217,725
Kopin Corp. (1)	1,865	6,248

Lam Research Corp. (1)	4,384	198,727
Linear Technology Corp.	9,464	294,520
LSI Logic Corp. (1)	8,902	73,174
LTX Corp. (1)	1,922	9,629
Mattson Technology Inc. (1)	1,512	12,550
Maxim Integrated Products Inc.	9,995	280,560
MEMC Electronic Materials Inc. (1)	4,601	168,535
Micrel Inc. (1)	2,264	21,712
Microchip Technology Inc.	6,683	216,663
Micron Technology Inc. (1)	10,305	179,307
Microsemi Corp. (1)	2,205	41,564
Microtune Inc. (1)	1,649	8,014
Mindspeed Technologies Inc. (1)	3,432	5,937
MIPS Technologies Inc. Class A (1)	760	5,130
Monolithic Power Systems Inc. (1)	681	6,442
MoSys Inc. (1)	704	4,738
National Semiconductor Corp.	10,522	247,583
NetLogic Microsystems Inc. (1)	495	12,558
Nextest Systems Corp. (1)	187	2,461
Novellus Systems Inc. (1)	1,572	43,482
NVIDIA Corp. (1)	10,987	325,105
OmniVision Technologies Inc. (1)(2)	1,660	23,688
ON Semiconductor Corp. (1)	4,414	25,954
Pericom Semiconductor Corp. (1)	428	4,173
PLX Technology Inc. (1)	780	8,089
PMC-Sierra Inc. (1)	6,436	38,230
PortalPlayer Inc. (1)	351	3,959
QLogic Corp. (1)	5,030	95,067
Rambus Inc. (1)	2,461	42,920
Rudolph Technologies Inc. (1)	114	2,090
Semitool Inc. (1)	83	858
Semtech Corp. (1)	2,252	28,736
Silicon Image Inc. (1)	2,541	32,322
Silicon Laboratories Inc. (1)	1,560	48,391
SiRF Technology Holdings Inc. (1)	1,599	38,360
Skyworks Solutions Inc. (1)	1,080	5,605
Spansion Inc. Class A (1)	243	4,051
Staktek Holdings Inc. (1)	106	634
Standard Microsystems Corp. (1)	165	4,689
Supertex Inc. (1)	375	14,576
Techwell Inc. (1)	126	1,887
Teradyne Inc. (1)	4,763	62,681
Tessera Technologies Inc. (1)	1,439	50,048
Texas Instruments Inc.	48,585	1,615,451
Transmeta Corp. (1)	6,095	7,009
TranSwitch Corp. (1)	3,963	5,588
Ultratech Inc. (1)	641	8,538
Varian Semiconductor Equipment Associates Inc. (1)	1,531	56,188
Veeco Instruments Inc. (1)	873	17,591
Virage Logic Corp. (1)	436	3,972
Volterra Semiconductor Corp. (1)	584	9,490
Xilinx Inc.	10,708	235,041
Zoran Corp. (1)	1,345	21,628

		11,716,260
SOFTWARE—7.40%
Activision Inc. (1)	8,620	130,162
Actuate Corp. (1)	1,430	6,321
Acxiom Corp.	2,702	66,631
Adobe Systems Inc. (1)	18,663	698,929
Advent Software Inc. (1)	682	24,695
Allscripts Healthcare Solutions Inc. (1)	1,443	32,395

Altiris Inc. (1)	51	1,076
American Reprographics Co. (1)	815	26,129
ANSYS Inc. (1)	954	42,148
Autodesk Inc. (1)	7,200	250,416
Automatic Data Processing Inc.	17,965	850,463
Avid Technology Inc. (1)	127	4,625
BEA Systems Inc. (1)	12,144	184,589
Blackbaud Inc.	1,100	24,189
Blackboard Inc. (1)	864	22,896
BMC Software Inc. (1)	6,633	180,550
Bottomline Technologies Inc. (1)	36	351
CA Inc.	2,164	51,265
Cerner Corp. (1)	2,006	91,072
Citrix Systems Inc. (1)	5,678	205,600
Computer Programs & Systems Inc.	291	9,536
Concur Technologies Inc. (1)	1,002	14,579
Convera Corp. (1)(2)	876	4,634
CSG Systems International Inc. (1)	648	17,127
Digi International Inc. (1)	342	4,617
Dun & Bradstreet Corp. (1)	1,988	149,080
Eclipsys Corp. (1)	1,409	25,235
eFunds Corp. (1)	374	9,043
Electronic Arts Inc. (1)	9,469	527,234
Emageon Inc. (1)	653	10,180
Epicor Software Corp. (1)	1,708	22,392
Fair Isaac Corp.	1,640	59,975
FalconStor Software Inc. (1)	1,153	8,867
Fidelity National Information Services Inc.	648	23,976
FileNET Corp. (1)	242	8,429
First Data Corp.	23,984	1,007,328
Fiserv Inc. (1)	5,477	257,912
Global Payments Inc.	2,103	92,553
Hyperion Solutions Corp. (1)	898	30,963
IMS Health Inc.	4,450	118,548
Infocrossing Inc. (1)	418	5,605
Informatica Corp. (1)	2,684	36,476
infoUSA Inc.	1,046	8,682
Innerworkings Inc. (1)	159	1,868
InPhonic Inc. (1)	743	5,885
Inter-Tel Inc.	106	2,290
Intuit Inc. (1)	10,852	348,241
INVESTools Inc. (1)	1,007	10,704
JDA Software Group Inc. (1)	161	2,483
Keane Inc. (1)	733	10,563
ManTech International Corp. Class A (1)	428	14,128
MapInfo Corp. (1)	490	6,287
MasterCard Inc. Class A (1)	1,917	134,861
Microsoft Corp.	276,868	7,566,802
MicroStrategy Inc. Class A (1)	312	31,771
Midway Games Inc. (1)(2)	1,114	9,781
MoneyGram International Inc.	2,642	76,777
MRO Software Inc. (1)	628	16,121
NAVTEQ Corp. (1)	2,893	75,536
Neoware Inc. (1)	574	7,801
Nuance Communications Inc. (1)(2)	3,914	31,977
Omnicell Inc. (1)	846	15,135
Omniture Inc. (1)	285	2,249
Open Solutions Inc. (1)	632	18,208
OPNET Technologies Inc. (1)	364	4,772
Oracle Corp. (1)	123,967	2,199,175
Packeteer Inc. (1)	1,082	9,316
Parametric Technology Corp. (1)	1,736	30,311
Paychex Inc.	10,477	386,077

PDF Solutions Inc. (1)	656	7,190
Per-Se Technologies Inc. (1)	1,041	23,714
Phase Forward Inc. (1)	1,057	12,621
QAD Inc.	266	2,149
Quality Systems Inc.	510	19,783
Quest Software Inc. (1)	1,459	20,835
Red Hat Inc. (1)	5,731	120,809
Renaissance Learning Inc.	245	3,506
Salesforce.com Inc. (1)	2,633	94,472
Schawk Inc.	89	1,622
SEI Investments Co.	1,958	110,020
Smith Micro Software Inc. (1)	625	8,988
SPSS Inc. (1)	602	15,008
Sybase Inc. (1)	158	3,830
Synchronoss Technologies Inc.	168	1,593
Take-Two Interactive Software Inc. (1)(2)	118	1,683
Taleo Corp. Class A (1)	424	4,291
THQ Inc. (1)	1,607	46,876
Total System Services Inc.	1,168	26,665
Transaction Systems Architects Inc. Class A (1)	1,165	39,983
Trident Microsystems Inc. (1)	1,781	41,426
Ultimate Software Group Inc. (1)	744	17,506
VA Software Corp. (1)	1,944	7,815
VeriFone Holdings Inc. (1)	1,211	34,574
Verint Systems Inc. (1)	414	12,441
Wind River Systems Inc. (1)	2,349	25,158
Witness Systems Inc. (1)	1,043	18,284

		17,089,434
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1)	1,024	29,092

		29,092
TELECOMMUNICATIONS—5.42%
ADC Telecommunications Inc. (1)	3,237	48,555
ADTRAN Inc.	1,334	31,803
Aeroflex Inc. (1)	352	3,619
American Tower Corp. Class A (1)	13,078	477,347
Anaren Inc. (1)	75	1,580
Anixter International Inc.	502	28,348
Arris Group Inc. (1)	1,770	20,284
Atheros Communications Inc. (1)	1,608	29,153
Atlantic Tele-Network Inc.	155	2,864
Avanex Corp. (1)	5,124	8,865
Avaya Inc. (1)	1,124	12,859
Carrier Access Corp. (1)	156	1,108
Cbeyond Inc. (1)	512	14,054
C-COR Inc. (1)	1,037	8,897
Centennial Communications Corp.	710	3,784
Ciena Corp. (1)	575	15,669
Cisco Systems Inc. (1)	190,466	4,380,718
Citizens Communications Co.	4,164	58,463
Commonwealth Telephone Enterprises Inc.	363	14,966
CommScope Inc. (1)	1,807	59,378
Comtech Telecommunications Corp. (1)	709	23,737
Comverse Technology Inc. (1)	5,064	108,572
Corning Inc. (1)	48,588	1,186,033
CPI International Inc. (1)	220	2,897
Crown Castle International Corp. (1)	5,657	199,353
Dobson Communications Corp. Class A (1)(2)	4,631	32,510
EMS Technologies Inc. (1)	320	6,010
Eschelon Telecom Inc. (1)	224	3,806
Essex Corp. (1)	601	10,457

FiberTower Corp. (1)	1,701	16,074
Finisar Corp. (1)	7,096	25,758
Foundry Networks Inc. (1)	2,474	32,533
General Communication Inc. Class A (1)	973	12,055
Harmonic Inc. (1)	2,095	15,398
Harris Corp.	4,186	186,235
Hypercom Corp. (1)	1,673	11,343
I.D. Systems Inc. (1)	346	8,176
InterDigital Communications Corp. (1)	1,696	57,834
iPCS Inc. (1)	520	27,846
Ixia (1)	1,258	11,209
JDS Uniphase Corp. (1)	50,878	111,423
Juniper Networks Inc. (1)	9,487	163,935
Leap Wireless International Inc. (1)	530	25,700
Level 3 Communications Inc. (1)	36,777	196,757
Lightbridge Inc. (1)	598	7,009
Lucent Technologies Inc. (1)	75,127	175,797
Motorola Inc.	60,561	1,514,025
NETGEAR Inc. (1)	1,035	21,311
NeuStar Inc. Class A (1)	1,944	53,946
NII Holdings Inc. Class B (1)	4,294	266,915
North Pittsburgh Systems Inc.	469	11,805
Novatel Wireless Inc. (1)(2)	919	8,850
NTELOS Holdings Corp. (1)	393	5,019
Oplink Communications Inc. (1)	33	659
ParkerVision Inc. (1)(2)	588	4,275
Pegasus Wireless Corp. (1)(2)	1,688	1,030
Plantronics Inc.	804	14,094
Polycom Inc. (1)	1,269	31,129
QUALCOMM Inc.	52,267	1,899,905
Radyne Corp. (1)	561	6,867
RF Micro Devices Inc. (1)	4,974	37,703
SAVVIS Inc. (1)	689	19,637
SBA Communications Corp. (1)	3,212	78,148
Shenandoah Telecommunications Co.	33	1,435
Sirenza Microdevices Inc. (1)	775	6,123
Sonus Networks Inc. (1)	7,871	41,401
Sprint Nextel Corp.	21,504	368,794
Stratex Networks Inc. (1)	2,998	13,311
Symmetricom Inc. (1)	250	2,018
Syniverse Holdings Inc. (1)	635	9,525
Tekelec (1)	1,531	19,842
Telephone & Data Systems Inc.	1,828	76,959
Time Warner Telecom Inc. Class A (1)	1,863	35,416
United States Cellular Corp. (1)	286	17,074
UTStarcom Inc. (1)	1,759	15,602
Viasat Inc. (1)	691	17,330
Vonage Holdings Corp. (1)(2)	560	3,853
West Corp. (1)	932	45,016
Wireless Facilities Inc. (1)	657	1,406
Zhone Technologies Inc. (1)	1,667	1,784

		12,532,978
TEXTILES—0.08%
Cintas Corp.	4,371	178,468
Mohawk Industries Inc. (1)	191	14,220

		192,688
TOYS, GAMES & HOBBIES—0.01%
LeapFrog Enterprises Inc. (1)	154	1,221
Marvel Entertainment Inc. (1)	1,139	27,495
RC2 Corp. (1)	39	1,308

		30,024

TRANSPORTATION—2.35%
ABX Air Inc. (1)	1,815	10,200
American Commercial Lines Inc. (1)	958	56,953
Atlas Air Worldwide Holdings Inc. (1)	123	5,353
Burlington Northern Santa Fe Corp.	11,367	834,792
C.H. Robinson Worldwide Inc.	5,413	241,312
Celadon Group Inc. (1)	714	11,881
Con-way Inc.	1,499	67,185
CSX Corp.	6,754	221,734
Dynamex Inc. (1)	298	6,184
EGL Inc. (1)	981	35,748
Expeditors International Washington Inc.	6,651	296,502
FedEx Corp.	9,513	1,033,873
Florida East Coast Industries Inc.	700	39,956
Forward Air Corp.	890	29,450
Genesee & Wyoming Inc. Class A (1)	1,128	26,192
Heartland Express Inc.	995	15,602
Horizon Lines Inc. Class A	161	2,689
Hub Group Inc. Class A (1)	1,248	28,429
Hunt (J.B.) Transport Services Inc.	3,413	70,888
Kansas City Southern Industries Inc. (1)	849	23,186
Kirby Corp. (1)	1,643	51,475
Knight Transportation Inc. (2)	1,785	30,256
Landstar System Inc.	1,838	78,483
Maritrans Inc.	42	1,537
Marten Transport Ltd. (1)	143	2,444
Norfolk Southern Corp.	7,250	319,363
Old Dominion Freight Line Inc. (1)	878	26,366
P.A.M. Transportation Services Inc. (1)	94	2,356
Pacer International Inc.	1,170	32,479
Patriot Transportation Holding Inc. (1)	12	907
PHI Inc. (1)	248	7,557
Quality Distribution Inc. (1)	267	3,930
Swift Transportation Co. Inc. (1)	769	18,241
U.S. Xpress Enterprises Inc. Class A (1)	134	3,102
Union Pacific Corp.	3,823	336,424
United Parcel Service Inc. Class B	20,093	1,445,490
Universal Truckload Services Inc. (1)	184	4,778
USA Truck Inc. (1)	156	2,972

		5,426,269
TRUCKING & LEASING—0.02%
AMERCO (1)	287	21,281
GATX Corp.	737	30,490
Greenbrier Companies Inc. (The)	159	4,613
TAL International Group Inc.	34	721

		57,105
WATER—0.02%
Aqua America Inc.	2,427	53,248

		53,248

TOTAL COMMON STOCKS (Cost: $221,290,784)		230,916,573

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.01%
CERTIFICATES OF DEPOSIT (3)—0.03%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$9,495	9,495
Societe Generale
5.33%, 12/08/06	13,565	13,565
Washington Mutual Bank
5.36%, 11/13/06	33,912	33,912
Wells Fargo Bank N.A.
4.78%, 12/05/06	10,852	10,852

		67,824
COMMERCIAL PAPER (3)—0.09%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	7,349	7,280
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	3,391	3,376
Atlantis One Funding
5.30%, 11/14/06 (4)	18,612	18,494
Beta Finance Inc.
5.27%, 01/25/07 (4)	2,713	2,667
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	4,282	4,237
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	6,876	6,833
CC USA Inc.
5.03%, 10/24/06 (4)	2,713	2,705
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	15,600	15,508
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	8,139	8,074
Curzon Funding LLC
5.29%, 11/17/06 (4)	13,565	13,473
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	10,007	9,906
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	13,565	13,495
Five Finance Inc.
5.19%, 12/01/06 (4)	6,104	6,051
Galleon Capital Corp.
5.27%, 12/18/06 (4)	1,897	1,875
General Electric Capital Services Inc.
5.22%, 12/11/06	1,356	1,343
Giro Funding US Corp.
5.34%, 10/10/06 (4)	6,782	6,774
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	6,511	6,485
HBOS Treasury Services PLC
5.27%, 12/15/06	2,713	2,684
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	27,130	27,058
Landale Funding LLC
5.31%, 11/15/06 (4)	10,581	10,512
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	7,409	7,362
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	8,749	8,693
Nationwide Building Society
5.27%, 12/15/06	4,748	4,696
Nestle Capital Corp.
5.19%, 08/09/07	8,139	7,774
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	7,227	7,111

Sydney Capital Corp.
5.27%, 12/08/06 (4)	324	320
Tulip Funding Corp.
5.29%, 11/15/06 (4)	7,154	7,108
White Pine Finance LLC
5.12%, 10/27/06 (4)	2,564	2,555

		214,449
MEDIUM-TERM NOTES (3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	3,391	3,391
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	10,174	10,174
K2 USA LLC
5.39%, 06/04/07 (4)	10,174	10,174
Marshall & Ilsley Bank
5.18%, 12/15/06	13,565	13,574
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	15,871	15,871
US Bank N.A.
2.85%, 11/15/06	2,713	2,707

		55,891
MONEY MARKET FUNDS—0.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	744,067	744,067

		744,067
REPURCHASE AGREEMENTS (3)—0.15%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $27,142 (collateralized by non-U.S. Government debt securities, value $27,959, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$27,130	27,130
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $20,356 (collateralized by non-U.S. Government debt securities, value $22,394, 0.31% to 5.25%, 6/1/35 to 8/25/36).	20,347	20,347
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $20,356 (collateralized by non-U.S. Government debt securities, value $22,394, 0.31% to 5.25%, 6/1/35 to 8/25/36).	20,347	20,347
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,357 (collateralized by non-U.S. Government debt securities, value $1,398, 5.75%, 3/15/16).	1,356	1,356
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $47,498 (collateralized by non-U.S. Government debt securities, value $49,878, 5.87%, 6/25/36).	47,477	47,477

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $14,928 (collateralized by non-U.S. Government debt securities, value $16,583, 0.00% to 10.00%, 5/27/33 to 9/29/36).	14,921	14,921
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $8,143 (collateralized by non-U.S. Government debt securities, value $8,929, 0.00% to 10.00%, 5/27/33 to 9/29/36).	8,139	8,139
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $27,142 (collateralized by non-U.S. Government debt securities, value $28,502, 0.00% to 9.00%, 5/1/17 to 2/25/46).	27,130	27,130
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $20,356 (collateralized by non-U.S. Government debt securities, value $28,095, 0.00% to 8.33%, 10/27/06 to 3/25/37).	20,347	20,347
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $16,286 (collateralized by non-U.S. Government debt securities, value $17,101, 0.00% to 10.00%, 10/1/06 to 9/30/36).	16,278	16,278
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $3,393 (collateralized by non-U.S. Government debt securities, value $3,563, 6.50% to 7.63%, 2/1/07 to 6/1/16).	3,391	3,391
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $27,142 (collateralized by non-U.S. Government debt securities, value $28,502, 0.79% to 9.08%, 8/5/18 to 12/20/54).	27,130	27,130
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $27,142 (collateralized by non-U.S. Government debt securities, value $27,959, 4.85% to 8.60%, 5/1/09 to 12/1/25).	27,130	27,130
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $13,571 (collateralized by non-U.S. Government debt securities, value $14,823, 4.69% to 6.41%, 12/17/19 to 6/25/45).	13,565	13,565
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $18,321 (collateralized by non-U.S. Government debt securities, value $19,281, 0.00% to 10.00%, 10/1/06 to 9/30/36).	18,313	18,313
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $9,859 (collateralized by non-U.S. Government debt securities, value $10,282, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	9,495	9,495
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $35,285 (collateralized by non-U.S. Government debt securities, value $37,052, 0.06% to 7.95%, 8/15/13 to 7/15/45).	35,269	35,269

		337,765
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	2,438	2,438

		2,438

VARIABLE & FLOATING RATE NOTES (3)—0.39%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	34,726	34,730
American Express Bank
5.29%, 02/28/07	13,565	13,564
American Express Centurion Bank
5.42%, 07/19/07	14,921	14,935
American Express Credit Corp.
5.43%, 07/05/07	4,069	4,072
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	2,577	2,577
ASIF Global Financing
5.51%, 05/03/07 (4)	1,356	1,357
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	8,817	8,817
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	19,669	19,669
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	34,591	34,592
BMW US Capital LLC
5.33%, 10/15/07 (4)	13,565	13,565
BNP Paribas
5.36%, 05/18/07 (4)	25,095	25,095
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	9,902	9,902
CC USA Inc.
5.48%, 07/30/07 (4)	6,782	6,783
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	3,391	3,391
Credit Agricole SA
5.48%, 07/23/07	13,565	13,565
Credit Suisse First Boston NY
5.51%, 04/24/07	6,782	6,783
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	3,391	3,391
DEPFA Bank PLC
5.43%, 09/14/07	13,565	13,565
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	15,600	15,601
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	13,565	13,565
Fifth Third Bancorp
5.31%, 09/21/07 (4)	27,130	27,130
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	13,565	13,564
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	14,243	14,246
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	47,477	47,477
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	10,852	10,853
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	20,347	20,350
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	13,565	13,565
Holmes Financing PLC
5.30%, 07/16/07 (4)	23,739	23,739
JP Morgan Chase & Co.
5.30%, 08/02/07	10,174	10,174
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	10,174	10,174
Kestrel Funding LLC
5.31%, 07/11/07 (4)	5,426	5,426
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	8,139	8,139

Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	14,147	14,147
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	16,956	16,953
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	14,921	14,921
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	5,977	5,977
Marshall & Ilsley Bank
5.31%, 10/15/07	7,461	7,461
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	20,347	20,347
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	1,356	1,356
Monumental Global Funding II
5.38%, 12/27/06 (4)	2,713	2,713
Mound Financing PLC
5.30%, 05/08/07 (4)	12,751	12,751
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	40,695	40,695
National City Bank of Indiana
5.37%, 05/21/07	6,782	6,783
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	44,764	44,773
Newcastle Ltd.
5.35%, 04/24/07 (4)	4,782	4,781
Northern Rock PLC
5.37%, 08/03/07 (4)	16,278	16,278
Northlake CDO I
5.46%, 09/06/07 (4)	4,069	4,069
Principal Life Global Funding I
5.83%, 02/08/07	6,104	6,114
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	19,669	19,669
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	13,565	13,565
Strips III LLC
5.38%, 07/24/07 (4)	3,206	3,206
SunTrust Bank
5.30%, 05/01/07	13,565	13,565
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	33,098	33,095
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	18,991	18,991
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	18,891	18,891
Wachovia Bank N.A.
5.43%, 05/22/07	27,130	27,130
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	10,174	10,179
Wells Fargo & Co.
5.34%, 09/14/07 (4)	6,782	6,783
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	10,174	10,173
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	40,695	40,687
Wind Master Trust
5.32%, 07/25/07 (4)	5,426	5,426

		905,835

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,328,269)		2,328,269

TOTAL INVESTMENTS IN SECURITIES — 100.93% (Cost: $223,619,053)	233,244,842
Other Assets, Less Liabilities — (0.93)%	(2,146,543)

NET ASSETS — 100.00%	$231,098,299

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.05%
Catalina Marketing Corp.	1,529	$42,047
Donnelley (R.H.) Corp.	3,915	207,103
SITEL Corp. (1)	913	2,748
ValueVision Media Inc. Class A (1)	121	1,402

		253,300
AEROSPACE & DEFENSE—1.20%
AAR Corp. (1)	369	8,797
Alliant Techsystems Inc. (1)	1,751	141,936
Armor Holdings Inc. (1)	2,281	130,770
Curtiss-Wright Corp.	3,153	95,694
DRS Technologies Inc.	2,128	92,930
EDO Corp.	1,262	28,875
Esterline Technologies Corp. (1)	1,219	41,153
General Dynamics Corp.	31,054	2,225,640
Goodrich Corp.	657	26,622
Herley Industries Inc. (1)	924	11,439
Innovative Solutions & Support Inc. (1)	444	6,451
K&F Industries Holdings Inc. (1)	865	16,245
Kaman Corp.	1,827	32,904
L-3 Communications Holdings Inc.	8,734	684,134
Moog Inc. Class A (1)	2,807	97,291
MTC Technologies Inc. (1)	233	5,601
Northrop Grumman Corp.	24,560	1,671,799
Orbital Sciences Corp. (1)	2,433	45,667
Raytheon Co.	17,830	856,018
Sequa Corp. Class A (1)	522	48,995
Teledyne Technologies Inc. (1)	409	16,196
TransDigm Group Inc. (1)	307	7,497
Triumph Group Inc.	964	40,825
United Technologies Corp.	6,655	421,594

		6,755,073
AGRICULTURE—1.83%
Alliance One International Inc. (1)	7,263	29,778
Altria Group Inc.	87,666	6,710,832
Archer-Daniels-Midland Co.	50,336	1,906,728
Delta & Pine Land Co.	716	28,998
Loews Corp. - Carolina Group	7,238	400,913
Maui Land & Pineapple Co. Inc. (1)	137	4,065
Reynolds American Inc.	13,222	819,367
Universal Corp.	1,975	72,147
UST Inc.	5,478	300,359
Vector Group Ltd.	963	15,617

		10,288,804
AIRLINES—0.18%
Alaska Air Group Inc. (1)	1,534	58,353

AMR Corp. (1)	3,816	88,302
ExpressJet Holdings Inc. (1)	3,280	21,681
Frontier Airlines Holdings Inc. (1)	2,324	19,173
JetBlue Airways Corp. (1)(2)	2,683	24,871
Mesa Air Group Inc. (1)	2,769	21,487
Republic Airways Holdings Inc. (1)	2,480	38,490
SkyWest Inc.	2,942	72,138
Southwest Airlines Co.	26,109	434,976
UAL Corp. (1)	8,043	213,703

		993,174
APPAREL—0.32%
Cherokee Inc.	150	5,491
Columbia Sportswear Co. (1)	1,006	56,165
Deckers Outdoor Corp. (1)	368	17,414
Hanesbrands Inc. (1)	3,486	78,470
Hartmarx Corp. (1)	2,430	16,451
Jones Apparel Group Inc.	8,606	279,179
Kellwood Co.	1,946	56,103
K-Swiss Inc. Class A	937	28,166
Liz Claiborne Inc.	7,980	315,290
Maidenform Brands Inc. (1)	198	3,821
Oxford Industries Inc.	1,092	46,858
Perry Ellis International Inc. (1)	556	17,169
Phillips-Van Heusen Corp.	2,112	88,218
Quiksilver Inc. (1)	7,402	89,934
Skechers U.S.A. Inc. Class A (1)	34	799
Stride Rite Corp.	2,805	39,158
Timberland Co. Class A (1)	1,824	52,476
VF Corp.	6,808	496,644
Warnaco Group Inc. (The) (1)	2,054	39,724
Weyco Group Inc.	534	11,946
Wolverine World Wide Inc.	2,154	60,980

		1,800,456
AUTO MANUFACTURERS—0.50%
Ford Motor Co.	138,806	1,122,941
General Motors Corp.	36,332	1,208,402
Navistar International Corp. (1)	529	13,659
PACCAR Inc.	7,962	453,993
Wabash National Corp.	2,375	32,514

		2,831,509
AUTO PARTS & EQUIPMENT—0.32%
Accuride Corp. (1)	857	9,436
Aftermarket Technology Corp. (1)	1,665	29,570
American Axle & Manufacturing Holdings Inc.	3,956	66,026
ArvinMeritor Inc.	5,383	76,654
Autoliv Inc.	6,451	355,515
Bandag Inc.	865	35,500
BorgWarner Inc.	4,043	231,138
Commercial Vehicle Group Inc. (1)	1,602	30,855
Cooper Tire & Rubber Co. (2)	4,690	47,181
Johnson Controls Inc.	6,513	467,243
Lear Corp.	5,147	106,543
Modine Manufacturing Co.	2,567	62,455
Noble International Ltd.	246	3,077
Superior Industries International Inc. (2)	1,763	29,601
Tenneco Inc. (1)	2,823	66,030
Titan International Inc. (2)	1,260	22,781
TRW Automotive Holdings Corp. (1)	3,336	80,298
Visteon Corp. (1)	9,773	79,650

		1,799,553

BANKS—12.27%
Alabama National Bancorp	1,139	77,737
AMCORE Financial Inc.	1,673	50,675
AmericanWest Bancorporation	869	18,466
Ameris Bancorp	994	27,047
AmSouth Bancorp	26,677	774,700
Arrow Financial Corp.	728	18,467
Associated Bancorp	10,291	334,457
BancFirst Corp.	539	25,182
Bancorp Inc. (The) (1)	685	17,461
BancorpSouth Inc.	6,058	168,170
BancTrust Financial Group Inc.	752	20,973
Bank Mutual Corp.	4,660	56,526
Bank of America Corp.	350,826	18,793,749
Bank of Granite Corp.	1,235	21,650
Bank of Hawaii Corp.	1,360	65,498
Bank of New York Co. Inc. (The)	55,073	1,941,874
Banner Corp.	923	37,880
BB&T Corp.	42,013	1,839,329
BOK Financial Corp.	1,669	87,789
Boston Private Financial Holdings Inc.	2,693	75,081
Cadence Financial Corp.	740	15,000
Camden National Corp.	524	21,065
Capital City Bank Group Inc.	999	31,069
Capital Corp of the West	425	13,183
Capitol Bancorp Ltd.	975	43,387
Cardinal Financial Corp.	489	5,359
Cascade Bancorp	92	3,455
Cathay General Bancorp	3,628	130,971
Centennial Bank Holdings Inc. (1)	4,506	43,618
Center Financial Corp.	323	7,681
Centerstate Banks of Florida Inc.	686	13,789
Central Pacific Financial Corp.	2,333	85,341
Chemical Financial Corp.	1,913	56,778
Chittenden Corp.	3,577	102,624
Citizens Banking Corp.	3,262	85,660
City Bank	460	21,634
City Holding Co.	1,355	54,024
City National Corp.	3,177	213,050
Coastal Financial Corp.	443	5,579
Colonial BancGroup Inc. (The)	11,804	289,198
Columbia Bancorp	524	12,885
Columbia Banking System Inc.	1,224	39,180
Comerica Inc.	12,522	712,752
Commerce Bancshares Inc.	5,113	258,564
Community Bancorp (1)	446	13,607
Community Bancorp Inc.	43	1,758
Community Bank System Inc.	2,275	50,414
Community Banks Inc.	1,816	48,669
Community Trust Bancorp Inc.	1,143	43,034
Compass Bancshares Inc.	9,978	568,546
Corus Bankshares Inc. (2)	2,992	66,901
Cullen/Frost Bankers Inc.	2,477	143,220
CVB Financial Corp.	1,748	25,818
East West Bancorp Inc.	357	14,141
F.N.B. Corp. (Pennsylvania)	4,389	73,121
Farmers Capital Bank Corp.	517	17,511
Fifth Third Bancorp	36,815	1,401,915
First Bancorp (North Carolina)	903	18,403
First BanCorp (Puerto Rico)	5,362	59,304
First Busey Corp. Class A	324	7,358
First Charter Corp.	2,371	57,046

First Citizens BancShares Inc. Class A	458	87,524
First Commonwealth Financial Corp.	5,391	70,245
First Community Bancorp	1,474	82,470
First Community Bancshares Inc.	767	25,595
First Financial Bancorp	2,566	40,825
First Financial Bankshares Inc.	1,580	60,277
First Financial Corp.	1,016	32,421
First Horizon National Corp.	9,562	363,452
First Indiana Corp.	896	23,305
First Merchants Corp.	1,418	33,536
First Midwest Bancorp Inc.	3,811	144,399
First Regional Bancorp (1)	136	4,634
First Republic Bank	1,448	61,627
1st Source Corp.	978	28,871
First State Bancorp	1,258	32,670
FirstMerit Corp.	6,087	141,036
Flag Financial Corp.	1,083	27,118
FNB Corp. (Virginia)	560	20,166
Fremont General Corp.	2,394	33,492
Frontier Financial Corp.	2,301	59,688
Fulton Financial Corp.	13,255	214,598
GB&T Bancshares Inc. (2)	993	20,903
Glacier Bancorp Inc.	2,150	73,466
Great Southern Bancorp Inc.	798	22,424
Greater Bay Bancorp	3,841	108,355
Greene County Bancshares Inc.	665	24,312
Hancock Holding Co.	1,136	60,833
Hanmi Financial Corp.	3,113	61,015
Harleysville National Corp.	2,213	44,481
Heartland Financial USA Inc.	1,109	28,479
Heritage Commerce Corp.	434	10,043
Home Bancshares Inc.	697	15,390
Horizon Financial Corp.	761	22,723
Huntington Bancshares Inc.	19,013	454,981
IBERIABANK Corp.	750	45,750
Independent Bank Corp. (Massachusetts)	1,145	37,235
Independent Bank Corp. (Michigan)	1,758	42,692
Integra Bank Corp.	1,338	33,825
Interchange Financial Services Corp.	1,376	31,125
International Bancshares Corp.	3,145	93,344
Intervest Bancshares Corp. (1)	292	12,720
Irwin Financial Corp.	1,550	30,318
ITLA Capital Corp.	429	23,063
KeyCorp	31,093	1,164,122
Lakeland Bancorp Inc. (2)	1,454	20,763
Lakeland Financial Corp.	743	17,468
M&T Bank Corp.	5,856	702,486
Macatawa Bank Corp.	926	21,196
MainSource Financial Group Inc.	1,484	25,183
Marshall & Ilsley Corp.	19,483	938,691
MB Financial Inc.	2,087	76,948
MBT Financial Corp.	1,127	16,725
Mellon Financial Corp.	3,279	128,209
Mercantile Bank Corp.	465	18,391
Mercantile Bankshares Corp.	9,564	346,886
MetroCorp Bancshares Inc.	490	11,118
Mid-State Bancshares	1,700	46,512
Midwest Banc Holdings Inc.	1,344	32,820
Nara Bancorp Inc.	702	12,840
National City Corp.	44,025	1,611,315
National Penn Bancshares Inc.	3,675	72,096
NBT Bancorp Inc.	2,617	60,871
North Fork Bancorp Inc.	35,755	1,024,023

Northern Empire Bancshares (1)	534	14,963
Northern Trust Corp.	913	53,347
Old National Bancorp	5,133	98,040
Old Second Bancorp Inc.	925	27,713
Omega Financial Corp.	971	29,198
Oriental Financial Group Inc.	1,597	19,036
Pacific Capital Bancorp	3,247	87,572
Park National Corp. (2)	906	90,682
Peoples Bancorp Inc.	805	23,530
Pinnacle Financial Partners Inc. (1)	380	13,604
Placer Sierra Bancshares	465	10,328
PNC Financial Services Group	22,755	1,648,372
Popular Inc.	21,581	419,535
Preferred Bank	18	1,079
PremierWest Bancorp	1,005	16,070
Prosperity Bancshares Inc.	1,946	66,242
Provident Bankshares Corp.	2,508	92,921
R&G Financial Corp. Class B	2,126	15,839
Regions Financial Corp.	35,066	1,290,078
Renasant Corp.	1,190	33,403
Republic Bancorp Inc.	5,702	76,008
Republic Bancorp Inc. Class A	573	12,119
Royal Bancshares of Pennsylvania Class A	347	9,400
S&T Bancorp Inc.	1,992	64,740
Sandy Spring Bancorp Inc.	1,129	39,921
Santander BanCorp	335	6,328
SCBT Financial Corp.	665	24,871
Seacoast Banking Corp. of Florida	311	9,392
Security Bank Corp.	1,355	30,637
Shore Bancshares Inc.	645	18,544
Simmons First National Corp. Class A	1,096	31,795
Sky Financial Group Inc.	7,704	191,830
South Financial Group Inc. (The)	5,727	149,074
Southside Bancshares Inc.	706	18,843
Southwest Bancorp Inc.	1,089	28,118
State National Bancshares Inc.	800	30,392
State Street Corp.	1,594	99,466
Sterling Bancorp	1,439	28,291
Sterling Bancshares Inc.	3,489	70,652
Sterling Financial Corp. (Pennsylvania)	1,936	42,573
Sterling Financial Corp. (Washington)	2,846	92,296
Summit Bancshares Inc.	563	15,832
Sun Bancorp Inc. (New Jersey) (1)	1,091	20,544
SunTrust Banks Inc.	27,967	2,161,290
Superior Bancorp (1)	119	1,368
Susquehanna Bancshares Inc.	4,002	97,809
SY Bancorp Inc.	744	22,074
Synovus Financial Corp.	11,714	344,040
Taylor Capital Group Inc.	454	13,416
TCF Financial Corp.	6,253	164,391
TD Banknorth Inc.	7,707	222,578
Texas Regional Bancshares Inc. Class A	3,118	119,887
Texas United Bancshares Inc.	701	23,126
Tompkins Trustco Inc.	434	19,725
TriCo Bancshares	786	19,453
Trustmark Corp.	3,560	111,891
U.S. Bancorp	136,884	4,547,286
UCBH Holdings Inc.	1,646	28,739
UMB Financial Corp.	2,426	88,719
Umpqua Holdings Corp.	4,280	122,408
Union Bankshares Corp.	674	29,872
UnionBanCal Corp.	4,100	249,690
United Bancshares Inc.	2,832	105,407

United Community Banks Inc.	2,310	69,415
Univest Corp. of Pennsylvania	882	25,481
USB Holding Co. Inc.	519	11,449
Valley National Bancorp	8,956	229,005
Virginia Financial Group Inc.	819	22,490
W Holding Co. Inc.	8,315	49,142
Wachovia Corp.	123,682	6,901,456
Washington Trust Bancorp Inc.	882	23,382
Webster Financial Corp.	4,033	189,995
Wells Fargo & Co.	219,340	7,935,721
WesBanco Inc.	1,677	49,002
West Bancorporation (2)	187	3,200
West Coast Bancorp	1,124	34,327
Westamerica Bancorp	1,374	69,401
Whitney Holding Corp.	5,024	179,708
Wilmington Trust Corp.	5,222	232,640
Wintrust Financial Corp.	1,226	61,484
Yardville National Bancorp	654	23,322
Zions Bancorporation	8,188	653,484

		68,983,903
BEVERAGES—0.85%
Anheuser-Busch Companies Inc.	21,396	1,016,524
Boston Beer Co. Inc. Class A (1)	233	7,654
Coca-Cola Co. (The)	52,992	2,367,683
Coca-Cola Enterprises Inc.	23,632	492,255
Constellation Brands Inc. (1)	12,673	364,729
Farmer Brothers Co.	520	10,681
Molson Coors Brewing Co. Class B	3,725	256,652
Pepsi Bottling Group Inc.	5,081	180,375
PepsiAmericas Inc.	4,778	101,963

		4,798,516
BIOTECHNOLOGY—0.25%
ADVENTRX Pharmaceuticals Inc. (1)(2)	700	1,918
Applera Corp. - Celera Genomics Group (1)	5,892	82,017
Arena Pharmaceuticals Inc. (1)	1,105	13,238
ARIAD Pharmaceuticals Inc. (1)	1,990	8,676
Biogen Idec Inc. (1)	13,413	599,293
Bio-Rad Laboratories Inc. Class A (1)	1,429	101,073
Cambrex Corp.	2,040	42,248
Charles River Laboratories International Inc. (1)	3,729	161,876
Cotherix Inc. (1)	1,475	10,413
deCODE genetics Inc. (1)	712	3,916
Genitope Corp. (1)	526	1,536
Geron Corp. (1)	2,599	16,296
Incyte Corp. (1)	2,925	12,373
Invitrogen Corp. (1)	2,591	164,295
Martek Biosciences Corp. (1)(2)	861	18,520
Maxygen Inc. (1)	2,249	18,689
Millennium Pharmaceuticals Inc. (1)	11,109	110,535
Northfield Laboratories Inc. (1)(2)	1,265	18,165
Replidyne Inc. (1)	65	612
Savient Pharmaceuticals Inc. (1)	4,721	30,734

		1,416,423
BUILDING MATERIALS—0.15%
Apogee Enterprises Inc.	463	7,042
Comfort Systems USA Inc.	2,031	23,275
ElkCorp	991	26,906
Goodman Global Inc. (1)	635	8,477
Lennox International Inc.	4,603	105,409
LSI Industries Inc.	1,537	24,976

Masco Corp.	11,964	328,053
PGT Inc. (1)	386	5,427
Simpson Manufacturing Co. Inc. (2)	295	7,974
Texas Industries Inc.	1,454	75,695
U.S. Concrete Inc. (1)	478	3,112
Universal Forest Products Inc.	1,142	56,015
USG Corp. (1)	3,237	152,268

		824,629
CHEMICALS—1.82%
Air Products & Chemicals Inc.	15,227	1,010,616
Airgas Inc.	328	11,864
Albemarle Corp.	3,006	163,316
Arch Chemicals Inc.	1,686	47,967
Ashland Inc.	4,884	311,502
Cabot Corp.	2,840	105,648
Celanese Corp. Class A	2,683	48,026
CF Industries Holdings Inc.	4,215	71,950
Chemtura Corp.	18,363	159,207
Cytec Industries Inc.	3,149	175,053
Dow Chemical Co. (The)	73,984	2,883,896
Du Pont (E.I.) de Nemours and Co.	14,153	606,315
Eastman Chemical Co.	6,252	337,733
Ferro Corp.	3,258	57,927
FMC Corp.	2,995	191,890
Fuller (H.B.) Co.	4,492	105,292
Georgia Gulf Corp.	2,335	64,026
Grace (W.R.) & Co. (1)	2,690	35,669
Hercules Inc. (1)	3,964	62,512
Huntsman Corp. (1)	2,007	36,527
Innospec Inc.	931	27,651
International Flavors & Fragrances Inc.	2,230	88,174
Lubrizol Corp.	5,232	239,259
Lyondell Chemical Co.	16,799	426,191
Minerals Technologies Inc.	1,529	81,649
Mosaic Co. (The) (1)	11,360	191,984
NL Industries Inc. (2)	195	1,938
Olin Corp.	5,008	76,923
OM Group Inc. (1)	2,240	98,426
OMNOVA Solutions Inc. (1)	1,650	6,897
Pioneer Companies Inc. (1)	93	2,279
PolyOne Corp. (1)	7,067	58,868
PPG Industries Inc.	11,155	748,277
Rockwood Holdings Inc. (1)	2,689	53,726
Rohm & Haas Co.	10,599	501,863
RPM International Inc.	9,062	172,087
Schulman (A.) Inc.	2,136	50,217
Sensient Technologies Corp.	3,550	69,473
Sherwin-Williams Co. (The)	3,371	188,034
Sigma-Aldrich Corp.	2,915	220,578
Spartech Corp.	2,452	65,640
Stepan Co.	466	13,621
Terra Industries Inc. (1)	7,274	56,083
Tronox Inc. Class B	3,153	40,264
UAP Holding Corp.	1,552	33,166
Valspar Corp. (The)	7,761	206,443
Westlake Chemical Corp.	1,031	33,002

		10,239,649
COAL—0.00%
International Coal Group Inc. (1)	1,430	6,035

		6,035

COMMERCIAL SERVICES—0.75%
ABM Industries Inc.	3,346	62,771
ACE Cash Express Inc. (1)	859	25,676
ADESA Inc.	6,860	158,535
Albany Molecular Research Inc. (1)	1,227	11,485
Alderwoods Group Inc. (1)	3,113	61,731
AMN Healthcare Services Inc. (1)	154	3,657
Arbitron Inc.	537	19,874
Avis Budget Group Inc.	6,618	121,043
Banta Corp.	1,826	86,918
BearingPoint Inc. (1)	13,004	102,211
Bowne & Co. Inc.	2,436	34,786
CBIZ Inc. (1)	2,614	19,082
CDI Corp.	801	16,589
Central Parking Corp.	768	12,672
Clark Inc.	1,222	13,772
Clayton Holdings Inc. (1)	27	339
Coinmach Service Corp. Class A	994	9,870
Coinstar Inc. (1)	2,001	57,589
Compass Diversified Trust	1,003	15,346
Consolidated Graphics Inc. (1)	298	17,931
Convergys Corp. (1)	10,112	208,813
Cornell Companies Inc. (1)	877	15,155
Corrections Corp. of America (1)	1,552	67,124
CorVel Corp. (1)	246	8,630
CRA International Inc. (1)	78	3,717
Cross Country Healthcare Inc. (1)	2,123	36,091
Deluxe Corp.	3,920	67,032
Dollar Thrifty Automotive Group Inc. (1)	1,887	84,104
Donnelley (R.R.) & Sons Co.	16,715	550,926
DynCorp International Inc. (1)	787	9,908
Educate Inc. (1)	1,350	10,786
Electro Rent Corp. (1)	1,456	24,767
Equifax Inc.	1,019	37,407
Exponent Inc. (1)	1,226	20,437
First Advantage Corp. Class A (1)	73	1,523
Forrester Research Inc. (1)	263	6,920
FTI Consulting Inc. (1)	1,354	33,931
Global Cash Access Inc. (1)	516	7,786
HealthSpring Inc. (1)	324	6,237
Heidrick & Struggles International Inc. (1)	232	8,352
Hewitt Associates Inc. Class A (1)	3,680	89,277
Hudson Highland Group Inc. (1)	122	1,196
Interactive Data Corp. (1)	2,730	54,463
Kelly Services Inc. Class A	980	26,862
Korn/Ferry International (1)	692	14,490
Landauer Inc.	312	15,834
Laureate Education Inc. (1)	530	25,366
LECG Corp. (1)	370	6,941
Live Nation Inc. (1)	3,595	73,410
Manpower Inc.	967	59,248
MAXIMUS Inc.	1,646	42,961
McKesson Corp.	7,139	376,368
MPS Group Inc. (1)	4,966	75,036
Navigant Consulting Inc. (1)	232	4,654
NCO Group Inc. (1)	2,468	64,711
PharmaNet Development Group Inc. (1)	1,379	26,794
PHH Corp. (1)	4,064	111,354
PRA International (1)	266	7,100
QC Holdings Inc. (1)	307	3,663
Quanta Services Inc. (1)	4,557	76,831
Rent-A-Center Inc. (1)	5,298	155,178
Rewards Network Inc. (1)	518	2,523

Service Corp. International	22,605	211,131
ServiceMaster Co. (The)	15,497	173,721
Source Interlink Companies Inc. (1)(2)	2,169	20,605
Spherion Corp. (1)	2,105	15,051
Standard Parking Corp. (1)	16	502
StarTek Inc.	796	9,926
Stewart Enterprises Inc. Class A	8,036	47,091
TNS Inc. (1)	1,388	20,903
United Rentals Inc. (1)	4,938	114,808
Valassis Communications Inc. (1)	1,531	27,022
Vertrue Inc. (1)	574	22,570
Viad Corp.	1,693	59,949
Volt Information Sciences Inc. (1)	641	22,788
Watson Wyatt Worldwide Inc.	2,503	102,423
Wright Express Corp. (1)	489	11,765

		4,236,038
COMPUTERS—1.61%
Affiliated Computer Services Inc. Class A (1)	5,032	260,960
Agilysys Inc.	2,336	32,797
BISYS Group Inc. (The) (1)	7,036	76,411
Brocade Communications Systems Inc. (1)	7,127	50,317
CACI International Inc. Class A (1)	410	22,554
Cadence Design Systems Inc. (1)	3,457	58,631
Ceridian Corp. (1)	1,113	24,887
CIBER Inc. (1)	3,909	25,917
Computer Sciences Corp. (1)	13,249	650,791
Covansys Corp. (1)	2,379	40,776
Diebold Inc.	1,017	44,270
Echelon Corp. (1)	2,354	19,350
Electronic Data Systems Corp.	17,628	432,239
Electronics For Imaging Inc. (1)	4,412	100,947
EMC Corp. (1)	21,859	261,871
Gateway Inc. (1)	19,808	37,437
Hewlett-Packard Co.	84,938	3,116,375
Hutchinson Technology Inc. (1)	1,948	40,966
iGATE Corp. (1)	145	716
IHS Inc. Class A (1)	207	6,641
Imation Corp.	2,670	107,200
Integral Systems Inc.	39	1,219
Intergraph Corp. (1)	331	14,193
International Business Machines Corp.	10,864	890,196
Komag Inc. (1)	572	18,281
Lexmark International Inc. (1)	1,907	109,958
Magma Design Automation Inc. (1)	2,578	23,460
Manhattan Associates Inc. (1)	1,892	45,673
McDATA Corp. Class A (1)	11,767	59,188
Mentor Graphics Corp. (1)	6,140	86,451
Mercury Computer Systems Inc. (1)	1,156	13,699
MTS Systems Corp.	181	5,854
NCR Corp. (1)	11,160	440,597
Ness Technologies Inc. (1)	1,316	17,569
NetScout Systems Inc. (1)	356	2,310
Palm Inc. (1)	6,628	96,504
Perot Systems Corp. Class A (1)	6,604	91,069
Quantum Corp. (1)	17,069	37,210
RadiSys Corp. (1)	1,120	23,800
Reynolds & Reynolds Co. (The) Class A	1,110	43,856
SI International Inc. (1)	548	17,525
Silicon Storage Technology Inc. (1)	4,363	17,976
Sun Microsystems Inc. (1)	245,675	1,221,005
Synopsys Inc. (1)	9,996	197,121
Unisys Corp. (1)	26,211	148,354

		9,035,121

COSMETICS & PERSONAL CARE—2.30%
Alberto-Culver Co.	4,689	237,217
Chattem Inc. (1)	445	15,628
Colgate-Palmolive Co.	4,100	254,610
Elizabeth Arden Inc. (1)	1,989	32,142
Inter Parfums Inc.	118	2,247
Procter & Gamble Co.	200,061	12,399,781
Revlon Inc. Class A (1)	11,976	13,533

		12,955,158
DISTRIBUTION & WHOLESALE—0.24%
BlueLinx Holdings Inc.	967	9,206
Building Materials Holding Corp.	2,217	57,686
Central European Distribution Corp. (1)	423	9,902
Core-Mark Holding Co. Inc. (1)	763	23,912
Genuine Parts Co.	13,339	575,311
Grainger (W.W.) Inc.	1,659	111,186
Houston Wire & Cable Co. (1)	310	5,828
Ingram Micro Inc. Class A (1)	10,725	205,491
Owens & Minor Inc.	3,056	100,512
ScanSource Inc. (1)	123	3,731
Tech Data Corp. (1)	4,249	155,216
United Stationers Inc. (1)	2,423	112,694

		1,370,675
DIVERSIFIED FINANCIAL SERVICES—10.74%
Accredited Home Lenders Holding Co. (1)(2)	1,371	49,274
Advanta Corp. Class B	1,308	48,265
AmeriCredit Corp. (1)(2)	7,591	189,699
Ameriprise Financial Inc.	16,564	776,852
Asset Acceptance Capital Corp. (1)	322	5,232
Bear Stearns Companies Inc. (The)	9,268	1,298,447
Calamos Asset Management Inc. Class A	255	7,477
Capital One Financial Corp.	19,464	1,531,038
CharterMac	3,991	79,660
CIT Group Inc.	15,351	746,519
Citigroup Inc.	382,170	18,982,384
Cohen & Steers Inc.	213	6,893
CompuCredit Corp. (1)	343	10,362
Countrywide Financial Corp.	46,837	1,641,168
Doral Financial Corp.	5,148	33,925
E*TRADE Financial Corp. (1)	2,474	59,178
Edwards (A.G.) Inc.	5,955	317,282
eSpeed Inc. (1)	1,567	14,416
Federal Agricultural Mortgage Corp. (2)	856	22,658
Federal Home Loan Mortgage Corp.	26,332	1,746,602
Federal National Mortgage Association	74,619	4,171,948
Financial Federal Corp.	2,059	55,181
Friedman, Billings, Ramsey Group Inc. Class A	11,220	90,097
GAMCO Investors Inc. Class A	434	16,518
Goldman Sachs Group Inc. (The)	7,161	1,211,426
IndyMac Bancorp Inc.	3,921	161,388
Janus Capital Group Inc.	8,029	158,332
Jefferies Group Inc.	9,060	258,210
JP Morgan Chase & Co.	267,127	12,544,284
Knight Capital Group Inc. Class A (1)	7,972	145,090
LaBranche & Co. Inc. (1)	4,048	41,978
Legg Mason Inc.	4,345	438,237
Lehman Brothers Holdings Inc.	35,881	2,650,171
MarketAxess Holdings Inc. (1)	1,339	14,019
Marlin Business Services Corp. (1)	638	13,334

Merrill Lynch & Co. Inc.	58,030	4,539,107
Morgan Stanley	73,390	5,350,865
National Financial Partners Corp.	481	19,735
Nelnet Inc. Class A (1)	201	6,179
NYSE Group Inc. (1)(2)	5,954	445,061
Ocwen Financial Corp. (1)	2,609	38,874
Piper Jaffray Companies (1)	1,584	96,022
Raymond James Financial Inc.	6,928	202,575
Sanders Morris Harris Group Inc.	1,016	12,710
Stifel Financial Corp. (1)	460	14,600
Student Loan Corp. (The)	311	59,768
SWS Group Inc.	1,212	30,167
Waddell & Reed Financial Inc. Class A	1,383	34,229
World Acceptance Corp. (1)	111	4,882

		60,392,318
ELECTRIC—5.27%
ALLETE Inc.	1,916	83,250
Alliant Energy Corp.	9,147	326,822
Ameren Corp.	15,811	834,663
American Electric Power Co. Inc.	30,306	1,102,229
Aquila Inc. (1)	28,566	123,691
Avista Corp.	3,730	88,326
Black Hills Corp.	2,547	85,605
CenterPoint Energy Inc.	24,195	346,472
CH Energy Group Inc.	1,210	62,279
Cleco Corp.	4,362	110,097
CMS Energy Corp. (1)	16,902	244,065
Consolidated Edison Inc.	18,920	874,104
Constellation Energy Group Inc.	12,060	713,952
Dominion Resources Inc.	26,726	2,044,272
DPL Inc.	7,299	197,949
DTE Energy Co.	13,742	570,430
Duke Energy Corp.	95,093	2,871,809
Duquesne Light Holdings Inc.	5,979	117,547
Dynegy Inc. Class A (1)	28,857	159,868
Edison International	25,066	1,043,748
El Paso Electric Co. (1)	3,698	82,613
Empire District Electric Co. (The)	2,279	51,004
Energy East Corp.	11,290	267,799
Entergy Corp.	15,986	1,250,585
Exelon Corp.	7,967	482,322
FirstEnergy Corp.	25,427	1,420,352
FPL Group Inc.	31,173	1,402,785
Great Plains Energy Inc.	6,068	188,229
Hawaiian Electric Industries Inc.	6,192	167,556
IDACORP Inc.	3,266	123,487
ITC Holdings Corp.	149	4,649
MDU Resources Group Inc.	13,990	312,537
MGE Energy Inc.	1,564	50,642
Mirant Corp. (1)	23,162	632,554
Northeast Utilities	11,740	273,190
NorthWestern Corp.	2,708	94,726
NRG Energy Inc. (1)	7,462	338,029
NSTAR	8,165	272,384
OGE Energy Corp.	6,938	250,531
Ormat Technologies Inc.	80	2,618
Otter Tail Corp.	2,249	65,761
Pepco Holdings Inc.	14,780	357,233
PG&E Corp.	26,713	1,112,596
Pinnacle West Capital Corp.	7,713	347,471
PNM Resources Inc.	5,260	145,018
Portland General Electric Co.	2,047	49,967

PPL Corp.	29,262	962,720
Progress Energy Inc.	19,478	883,912
Public Service Enterprise Group Inc.	19,394	1,186,719
Puget Energy Inc.	8,863	201,456
Reliant Energy Inc. (1)	23,428	288,399
SCANA Corp.	8,967	361,101
Sierra Pacific Resources Corp. (1)	17,035	244,282
Southern Co. (The)	57,067	1,966,529
TECO Energy Inc.	15,944	249,524
UIL Holdings Corp.	1,880	70,500
UniSource Energy Corp.	2,681	89,358
Westar Energy Inc.	6,649	156,318
Wisconsin Energy Corp.	9,076	391,539
WPS Resources Corp.	3,280	162,786
Xcel Energy Inc.	31,317	646,696

		29,609,655
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Advanced Energy Industries Inc. (1)	462	7,872
American Power Conversion Corp.	7,988	175,416
Belden CDT Inc.	3,250	124,248
Emerson Electric Co.	1,937	162,437
Energizer Holdings Inc. (1)	928	66,807
EnerSys (1)	3,562	57,134
General Cable Corp. (1)	311	11,883
GrafTech International Ltd. (1)	4,057	23,693
Greatbatch Inc. (1)	1,259	28,479
Hubbell Inc. Class B	3,340	159,986
Littelfuse Inc. (1)	866	30,050
Powell Industries Inc. (1)	583	12,902
Power-One Inc. (1)	4,057	29,373
Superior Essex Inc. (1)	1,434	49,114
Universal Display Corp. (1)(2)	638	7,037

		946,431
ELECTRONICS—0.47%
Analogic Corp.	453	23,248
Applera Corp. - Applied Biosystems Group	2,765	91,549
Arrow Electronics Inc. (1)	8,025	220,126
Avnet Inc. (1)	5,268	103,358
AVX Corp.	2,126	37,609
Badger Meter Inc.	317	7,985
Bel Fuse Inc. Class B	772	24,773
Benchmark Electronics Inc. (1)	3,884	104,402
Brady Corp. Class A	1,248	43,880
Checkpoint Systems Inc. (1)	2,999	49,513
Coherent Inc. (1)	1,005	34,833
CTS Corp.	1,231	16,963
Cubic Corp.	1,197	23,437
Cymer Inc. (1)	149	6,543
Eagle Test Systems Inc. (1)	219	3,618
Electro Scientific Industries Inc. (1)	2,220	45,732
Excel Technology Inc. (1)	321	9,498
Fisher Scientific International Inc. (1)	3,880	303,571
Gentex Corp.	1,117	15,873
KEMET Corp. (1)	6,626	53,472
L-1 Identity Solutions Inc. (1)	1,487	19,405
Methode Electronics Inc.	2,840	27,008
Metrologic Instruments Inc. (1)	254	4,613
Molecular Devices Corp. (1)	151	2,792
OSI Systems Inc. (1)	689	13,504
Park Electrochemical Corp.	1,387	43,940
Paxar Corp. (1)	3,137	62,677

PerkinElmer Inc.	4,671	88,422
Photon Dynamics Inc. (1)	554	7,352
Rofin-Sinar Technologies Inc. (1)	78	4,740
Sanmina-SCI Corp. (1)	24,428	91,361
Solectron Corp. (1)	37,166	121,161
Symbol Technologies Inc.	3,834	56,973
Technitrol Inc.	3,106	92,714
Tektronix Inc.	1,821	52,682
Thermo Electron Corp. (1)	8,895	349,840
TTM Technologies Inc. (1)	421	4,926
Varian Inc. (1)	1,566	71,832
Vishay Intertechnology Inc. (1)	10,170	142,787
Watts Water Technologies Inc. Class A	1,472	46,751
Woodward Governor Co.	2,284	76,605
X-Rite Inc.	1,657	17,796
Zygo Corp. (1)	1,373	17,506

		2,637,370
ENERGY—ALTERNATE SOURCES—0.02%
Aventine Renewable Energy Holdings Inc. (1)	453	9,690
FuelCell Energy Inc. (1)	3,658	27,837
Headwaters Inc. (1)	1,420	33,157
Quantum Fuel Systems Technologies Worldwide Inc. (1)(2)	3,322	6,578
Verasun Energy Corp. (1)	569	9,132

		86,394
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc. (1)	3,068	65,962
EMCOR Group Inc. (1)	2,394	131,287
Granite Construction Inc.	1,906	101,685
Infrasource Services Inc. (1)	2,035	35,714
Insituform Technologies Inc. Class A (1)	2,086	50,648
Layne Christensen Co. (1)	577	16,485
Perini Corp. (1)	181	3,779
Shaw Group Inc. (The) (1)	6,139	145,126
Sterling Construction Co. Inc. (1)	87	1,745
URS Corp. (1)	3,691	143,543
Washington Group International Inc.	2,217	130,493

		826,467
ENTERTAINMENT—0.09%
Bally Technologies Inc. (1)	532	9,363
Bluegreen Corp. (1)	1,592	18,260
Carmike Cinemas Inc.	932	16,012
Churchill Downs Inc.	668	28,096
Dover Motorsports Inc.	1,250	6,775
DreamWorks Animation SKG Inc. Class A (1)	1,142	28,447
Great Wolf Resorts Inc. (1)	2,042	24,422
International Speedway Corp. Class A	2,692	134,169
Lakes Gaming Inc. (1)	1,756	16,963
Macrovision Corp. (1)	574	13,598
Magna Entertainment Corp. Class A (1)(2)	3,049	14,300
Pinnacle Entertainment Inc. (1)	1,383	38,890
Six Flags Inc. (1)(2)	5,444	28,472
Speedway Motorsports Inc.	1,160	42,236
Steinway Musical Instruments Inc. (1)	560	15,680
Vail Resorts Inc. (1)	292	11,686
Warner Music Group Corp.	3,255	84,467

		531,836
ENVIRONMENTAL CONTROL—0.12%
Allied Waste Industries Inc. (1)	18,009	202,961

Calgon Carbon Corp. (1) (2)	3,033	13,406
Casella Waste Systems Inc. Class A (1)	95	982
Metal Management Inc.	1,996	55,569
Mine Safety Appliances Co.	904	32,219
Republic Services Inc.	518	20,829
Synagro Technologies Inc.	4,695	19,813
Tetra Tech Inc. (1)	1,712	29,823
Waste Connections Inc. (1)	2,508	95,078
Waste Holdings Inc.	544	14,704
Waste Management Inc.	4,584	168,141
Waste Services Inc. (1)	2,394	21,881

		675,406
FOOD—1.75%
Campbell Soup Co.	7,727	282,035
Chiquita Brands International Inc.	3,223	43,124
ConAgra Foods Inc.	39,970	978,466
Corn Products International Inc.	5,675	184,664
Dean Foods Co. (1)	10,541	442,933
Del Monte Foods Co.	15,255	159,415
Diamond Foods Inc.	302	4,322
Flowers Foods Inc.	1,777	47,766
General Mills Inc.	24,282	1,374,361
Gold Kist Inc. (1)	3,904	81,359
Great Atlantic & Pacific Tea Co.	1,469	35,374
Hain Celestial Group Inc. (1)	2,369	60,552
Heinz (H.J.) Co.	11,207	469,910
Hershey Co. (The)	1,640	87,658
Hormel Foods Corp.	5,630	202,567
Imperial Sugar Co.	870	27,074
Ingles Markets Inc. Class A	898	23,689
J&J Snack Foods Corp.	534	16,607
Kellogg Co.	4,927	243,985
Kraft Foods Inc.	16,332	582,399
Kroger Co.	48,638	1,125,483
Lance Inc.	1,412	31,092
M&F Worldwide Corp. (1)	802	11,789
McCormick & Co. Inc. NVS	2,135	81,087
Nash Finch Co.	1,017	23,930
Pathmark Stores Inc. (1)	3,678	36,596
Performance Food Group Co. (1)	2,650	74,438
Pilgrim’s Pride Corp.	3,100	84,785
Premium Standard Farms Inc.	1,047	19,945
Ralcorp Holdings Inc. (1)	1,860	89,708
Ruddick Corp.	3,038	79,079
Safeway Inc.	34,632	1,051,081
Sanderson Farms Inc.	1,306	42,262
Sara Lee Corp.	27,905	448,433
Seaboard Corp.	22	26,510
Smithfield Foods Inc. (1)	7,542	203,785
Smucker (J.M.) Co. (The)	4,454	213,569
Spartan Stores Inc.	1,599	27,023
SUPERVALU Inc.	15,859	470,219
Tootsie Roll Industries Inc.	299	8,764
TreeHouse Foods Inc. (1)	2,371	56,074
Tyson Foods Inc. Class A	16,983	269,690
Village Super Market Inc. Class A	123	8,229
Weis Markets Inc.	716	28,497

		9,860,328
FOREST PRODUCTS & PAPER—0.83%
Bowater Inc.	4,270	87,834
Buckeye Technologies Inc. (1)	2,884	24,514

Caraustar Industries Inc. (1)	2,225	17,733
Glatfelter Co.	3,390	45,934
International Paper Co.	37,895	1,312,304
Louisiana-Pacific Corp.	8,105	152,131
MeadWestvaco Corp.	14,077	373,181
Mercer International Inc. (1)(2)	2,084	19,673
Plum Creek Timber Co. Inc.	14,259	485,376
Potlatch Corp.	2,945	109,259
Rayonier Inc.	5,306	200,567
Rock-Tenn Co. Class A	2,443	48,371
Schweitzer-Mauduit International Inc.	1,189	22,567
Smurfit-Stone Container Corp. (1)	19,454	217,885
Temple-Inland Inc.	8,578	343,978
Wausau Paper Corp.	3,231	43,618
Weyerhaeuser Co.	18,941	1,165,440
Xerium Technologies Inc.	740	8,199

		4,678,564
GAS—0.74%
AGL Resources Inc.	5,952	217,248
Atmos Energy Corp.	6,194	176,839
Cascade Natural Gas Corp.	881	22,985
Energen Corp.	5,612	234,974
EnergySouth Inc.	533	17,989
KeySpan Corp.	13,532	556,706
Laclede Group Inc. (The)	1,639	52,579
New Jersey Resources Corp.	2,139	105,453
Nicor Inc.	3,385	144,743
NiSource Inc.	21,097	458,649
Northwest Natural Gas Co.	2,111	82,920
Peoples Energy Corp. (2)	2,931	119,145
Piedmont Natural Gas Co.	5,832	147,608
Sempra Energy	19,936	1,001,784
South Jersey Industries Inc.	2,231	66,729
Southern Union Co.	7,616	201,139
Southwest Gas Corp.	3,054	101,759
UGI Corp.	8,051	196,847
Vectren Corp.	5,822	156,321
WGL Holdings Inc.	3,721	116,616

		4,179,033
HAND & MACHINE TOOLS—0.10%
Baldor Electric Co.	1,230	37,921
Black & Decker Corp.	466	36,977
Kennametal Inc.	3,025	171,366
Regal-Beloit Corp.	1,094	47,589
Snap-On Inc.	3,888	173,210
Stanley Works (The)	1,871	93,269

		560,332
HEALTH CARE - PRODUCTS—0.48%
Bausch & Lomb Inc.	3,438	172,347
Beckman Coulter Inc.	380	21,873
Biosite Inc. (1)	180	8,321
CONMED Corp. (1)	2,143	45,239
Cooper Companies Inc.	1,691	90,468
Datascope Corp.	914	30,592
Encore Medical Corp. (1)	2,038	12,839
HealthTronics Inc. (1)	2,681	16,542
Hillenbrand Industries Inc.	2,706	154,188
ICU Medical Inc. (1)	679	30,881
Invacare Corp.	2,368	55,695
Inverness Medical Innovations Inc. (1)	1,989	69,138

Johnson & Johnson	26,016	1,689,479
Kensey Nash Corp. (1)	586	17,152
Medical Action Industries Inc. (1)	476	12,800
Merge Technologies Inc. (1)	856	5,889
Merit Medical Systems Inc. (1)	2,089	28,369
Northstar Neuroscience Inc. (1)	146	1,927
Oakley Inc.	1,254	21,381
Steris Corp.	5,167	124,318
Symmetry Medical Inc. (1)	375	5,659
Thoratec Corp. (1)	477	7,446
Viasys Healthcare Inc. (1)	885	24,107
Visicu Inc. (1)	93	834
Vital Sign Inc.	68	3,849
Volcano Corp.	112	1,287
Wright Medical Group Inc. (1)	261	6,329
Young Innovations Inc.	23	827
Zoll Medical Corp. (1)	305	10,946

		2,670,722
HEALTH CARE - SERVICES—0.81%
Aetna Inc.	21,915	866,738
Air Methods Corp. (1)	96	2,266
Alliance Imaging Inc. (1)	537	4,194
AMERIGROUP Corp. (1)	3,227	95,358
AmSurg Corp. (1)	873	19,433
Apria Healthcare Group Inc. (1)	2,910	57,443
Capital Senior Living Corp. (1)	1,665	15,401
Community Health Systems Inc. (1)	2,926	109,286
Emeritus Corp. (1)	140	3,017
Genesis HealthCare Corp. (1)	1,488	70,873
Gentiva Health Services Inc. (1)	971	15,963
Health Management Associates Inc. Class A	13,669	285,682
Health Net Inc. (1)	692	30,116
Horizon Health Corp. (1)	1,142	17,438
Kindred Healthcare Inc. (1)	2,264	67,309
LifePoint Hospitals Inc. (1)	2,838	100,238
Magellan Health Services Inc. (1)	2,444	104,114
Matria Healthcare Inc. (1)	90	2,501
MedCath Corp. (1)	373	11,224
Molina Healthcare Inc. (1)	482	17,044
National Healthcare Corp.	86	4,621
Odyssey Healthcare Inc. (1)	592	8,395
Option Care Inc.	1,830	24,504
RehabCare Group Inc. (1)	1,306	17,109
Res-Care Inc. (1)	1,686	33,872
Sunrise Senior Living Inc. (1)	814	24,314
Symbion Inc. (1)	670	12,301
Tenet Healthcare Corp. (1)	11,464	93,317
Triad Hospitals Inc. (1)	5,589	246,084
Universal Health Services Inc. Class B	2,690	161,212
VistaCare Inc. Class A (1)	420	4,368
WellPoint Inc. (1)	26,474	2,039,822

		4,565,557
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	12,691	332,123
Resource America Inc. Class A	1,207	25,106
Star Maritime Acquisition Corp. (1)	1,444	13,877

		371,106
HOME BUILDERS—0.37%
AMREP Corp.	20	977
Beazer Homes USA Inc.	1,538	60,044

Brookfield Homes Corp. (2)	579	16,305
Cavco Industries Inc. (1)	310	9,768
Centex Corp.	5,052	265,836
Horton (D.R.) Inc.	11,048	264,600
Hovnanian Enterprises Inc. Class A (1)	2,767	81,184
KB Home	2,986	130,787
Lennar Corp. Class A	6,231	281,953
Levitt Corp. Class A	1,246	14,653
M.D.C. Holdings Inc.	1,469	68,235
M/I Homes Inc.	803	28,386
Meritage Homes Corp. (1)	1,719	71,528
Monaco Coach Corp.	2,038	22,703
Orleans Homebuilders Inc.	355	4,164
Palm Harbor Homes Inc. (1)(2)	529	7,914
Pulte Homes Inc.	8,190	260,933
Ryland Group Inc.	2,226	96,185
Skyline Corp.	529	20,213
Standard-Pacific Corp.	3,140	73,790
Technical Olympic USA Inc.	1,494	14,686
Toll Brothers Inc. (1)	7,967	223,713
WCI Communities Inc. (1)(2)	2,558	44,612
Williams Scotsman International Inc. (1)	139	2,969
Winnebago Industries Inc. (2)	222	6,966

		2,073,104
HOME FURNISHINGS—0.14%
Audiovox Corp. Class A (1)	1,258	17,511
DTS Inc. (1)	318	6,735
Ethan Allen Interiors Inc.	2,013	69,771
Furniture Brands International Inc. (2)	3,452	65,726
Hooker Furniture Corp.	811	11,889
Kimball International Inc. Class B	1,154	22,272
La-Z-Boy Inc. (2)	3,946	55,086
Sealy Corp.	916	11,963
Stanley Furniture Co. Inc.	928	19,776
Universal Electronics Inc. (1)	142	2,698
Whirlpool Corp.	5,639	474,296

		757,723
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp. (1)	2,096	46,657
American Greetings Corp. Class A (2)	4,069	94,075
Blyth Inc.	1,981	48,198
Central Garden & Pet Co. (1)	1,498	72,293
Clorox Co. (The)	11,634	732,942
CSS Industries Inc.	524	15,573
Ennis Inc.	1,939	41,979
Fortune Brands Inc.	7,461	560,396
Fossil Inc. (1)	1,907	41,077
Harland (John H.) Co.	1,239	45,162
Jarden Corp. (1)	1,874	61,786
Kimberly-Clark Corp.	14,866	971,642
Playtex Products Inc. (1)	1,188	15,919
Prestige Brands Holdings Inc. (1)	2,549	28,396
Russ Berrie & Co. Inc. (1)	899	13,701
Scotts Miracle-Gro Co. (The) Class A	892	39,685
Spectrum Brands Inc. (1)	2,818	23,784
Standard Register Co. (The)	1,360	17,952
Tupperware Brands Corp.	2,507	48,786
WD-40 Co.	664	23,685
Yankee Candle Co. Inc. (The)	928	27,163

		2,970,851

HOUSEWARES—0.05%
Lifetime Brands Inc.	144	2,667
National Presto Industries Inc.	358	19,787
Newell Rubbermaid Inc.	8,150	230,808

		253,262
INSURANCE—7.88%
Affirmative Insurance Holdings Inc.	572	8,380
Alfa Corp.	2,482	42,864
Alleghany Corp. (1)	364	105,200
Allstate Corp. (The)	48,877	3,066,054
Ambac Financial Group Inc.	7,474	618,473
American Equity Investment Life Holding Co.	4,252	52,172
American Financial Group Inc.	4,350	204,145
American International Group Inc.	147,167	9,751,285
American National Insurance Co.	1,091	126,447
American Physicians Capital Inc. (1)	531	25,690
AmerUs Group Co.	2,955	200,970
Aon Corp.	24,533	830,933
Argonaut Group Inc. (1)	2,383	73,944
Assurant Inc.	9,983	533,192
Baldwin & Lyons Inc. Class B	628	15,210
Berkley (W.R.) Corp.	5,680	201,015
Bristol West Holdings Inc.	1,159	16,863
Chubb Corp.	31,894	1,657,212
CIGNA Corp.	8,544	993,838
Cincinnati Financial Corp.	12,025	577,922
CNA Financial Corp. (1)	1,719	61,918
CNA Surety Corp. (1)	1,224	24,725
Commerce Group Inc.	4,152	124,768
Conseco Inc. (1)	11,570	242,854
Crawford & Co. Class B	1,785	12,120
Delphi Financial Group Inc. Class A	3,159	125,981
Direct General Corp.	1,127	15,169
Donegal Group Inc. Class A	995	20,119
EMC Insurance Group Inc.	452	13,036
Enstar Group Inc. (1)	12	1,146
Erie Indemnity Co. Class A	3,842	201,206
FBL Financial Group Inc. Class A	1,033	34,575
Fidelity National Financial Inc.	13,530	563,524
Fidelity National Title Group Inc. Class A (2)	2,378	49,843
First Acceptance Corp. (1)	543	6,239
First American Corp.	6,540	276,904
FPIC Insurance Group Inc. (1)	796	31,530
Gallagher (Arthur J.) & Co.	5,151	137,377
Genworth Financial Inc. Class A	35,055	1,227,276
Great American Financial Resources Inc.	673	14,086
Hanover Insurance Group Inc. (The)	2,474	110,415
Harleysville Group Inc.	1,043	36,495
Hartford Financial Services Group Inc. (The)	23,314	2,022,489
HCC Insurance Holdings Inc.	3,897	128,133
Hilb, Rogal & Hobbs Co.	2,566	109,440
Horace Mann Educators Corp.	3,279	63,055
Independence Holding Co.	375	8,160
Infinity Property & Casualty Corp.	1,578	64,903
James River Group Inc. (1)	693	20,340
Kansas City Life Insurance Co.	311	14,163
LandAmerica Financial Group Inc.	1,319	86,777
Lincoln National Corp.	21,628	1,342,666
Loews Corp.	34,093	1,292,125
Markel Corp. (1)	596	244,753
Marsh & McLennan Companies Inc.	42,281	1,190,210
MBIA Inc.	10,406	639,345

Meadowbrook Insurance Group (1)	1,919	21,608
Mercury General Corp.	2,023	100,361
MetLife Inc.	35,597	2,017,638
MGIC Investment Corp.	6,792	407,316
Midland Co. (The)	890	38,555
National Interstate Corp.	453	11,144
National Western Life Insurance Co. Class A	182	41,840
Nationwide Financial Services Inc.	3,730	179,413
Navigators Group Inc. (The) (1)	999	47,962
NYMAGIC Inc.	443	14,043
Odyssey Re Holdings Corp. (2)	987	33,341
Ohio Casualty Corp.	4,851	125,495
Old Republic International Corp.	17,838	395,112
Philadelphia Consolidated Holding Corp. (1)	745	29,636
Phoenix Companies Inc.	8,608	120,512
PMA Capital Corp. Class A (1)	2,464	21,732
PMI Group Inc. (The)	6,831	299,266
Presidential Life Corp.	1,647	36,843
Principal Financial Group Inc.	19,870	1,078,544
ProAssurance Corp. (1)	2,563	126,305
Progressive Corp. (The)	43,930	1,078,042
Protective Life Corp.	5,347	244,625
Prudential Financial Inc.	32,441	2,473,626
Radian Group Inc.	6,392	383,520
Reinsurance Group of America Inc.	2,224	115,492
RLI Corp.	1,701	86,394
SAFECO Corp.	9,218	543,217
Safety Insurance Group Inc.	998	48,563
SCPIE Holdings Inc. (1)	771	18,149
SeaBright Insurance Holdings Inc. (1)	1,218	17,015
Selective Insurance Group Inc.	2,250	118,372
St. Paul Travelers Companies Inc.	53,569	2,511,850
StanCorp Financial Group Inc.	4,173	186,241
State Auto Financial Corp.	1,103	33,697
Stewart Information Services Corp.	1,320	45,896
Torchmark Corp.	7,762	489,860
Transatlantic Holdings Inc.	1,315	79,439
Triad Guaranty Inc. (1)	883	45,183
21st Century Insurance Group	2,123	31,739
United Fire & Casualty Co.	1,575	49,297
Unitrin Inc.	3,619	159,851
Universal American Financial Corp. (1)	2,910	46,764
UnumProvident Corp.	26,410	512,090
USI Holdings Corp. (1)	3,540	47,967
Wesco Financial Corp.	109	47,633
Zenith National Insurance Corp.	2,818	112,410

		44,333,272
INTERNET—0.48%
Agile Software Corp. (1)	3,734	24,383
Ariba Inc. (1)	5,702	42,708
@Road Inc. (1)	1,750	10,220
Avocent Corp. (1)	3,101	93,402
CMGI Inc. (1)	35,304	37,422
Cogent Communications Group Inc. (1)	1,597	18,509
Covad Communications Group Inc. (1)	22,380	33,346
EarthLink Inc. (1)	10,192	74,096
Expedia Inc. (1)	15,356	240,782
FTD Group Inc. (1)	986	15,234
Harris Interactive Inc. (1)	2,927	17,855
i2 Technologies Inc. (1)	358	6,705
IAC/InterActiveCorp (1)	8,345	240,002
InfoSpace Inc. (1)	1,124	20,727

Internet Capital Group Inc. (1)	2,999	28,341
Internet Security Systems Inc. (1)	2,756	76,507
Interwoven Inc. (1)	1,686	18,597
iPass Inc. (1)	1,548	7,245
Liberty Media Holding Corp. - Liberty Interactive Group Series A (1)	12,555	255,871
LoopNet Inc. (1)	98	1,241
McAfee Inc. (1)	911	22,283
NetBank Inc.	3,549	21,471
NetRatings Inc. (1)	1,015	14,443
1-800-FLOWERS.COM Inc. (1)	254	1,336
ProQuest Co. (1)	1,933	25,168
RealNetworks Inc. (1)	2,018	21,411
S1 Corp. (1)	5,413	24,954
Safeguard Scientifics Inc. (1)	9,182	17,997
Secure Computing Corp. (1)	3,234	20,471
SonicWALL Inc. (1)	4,923	53,759
Stellent Inc.	1,020	11,057
Symantec Corp. (1)	43,223	919,785
TIBCO Software Inc. (1)	14,022	125,918
United Online Inc.	4,909	59,792
VeriSign Inc. (1)	1,154	23,311
Vignette Corp. (1)	1,550	20,987
webMethods Inc. (1)	3,003	22,973

		2,670,309
INVESTMENT COMPANIES—0.20%
Allied Capital Corp. (2)	10,881	328,715
American Capital Strategies Ltd.	10,965	432,789
Apollo Investment Corp.	6,196	127,080
Ares Capital Corp.	3,786	65,952
Capital Southwest Corp.	212	25,260
Gladstone Capital Corp. (2)	870	19,149
Gladstone Investment Corp.	457	6,672
Harris & Harris Group Inc. (1)(2)	321	3,942
MCG Capital Corp.	4,070	66,463
Medallion Financial Corp.	1,121	12,365
MVC Capital Inc.	1,314	17,029
NGP Capital Resources Co.	1,332	19,434
Technology Investment Capital Corp.	679	9,934

		1,134,784
IRON & STEEL—0.44%
Carpenter Technology Corp.	124	13,331
Chaparral Steel Co. (1)	2,864	97,548
Cleveland-Cliffs Inc.	2,169	82,661
Gibraltar Industries Inc.	1,860	41,255
Nucor Corp.	24,051	1,190,284
Olympic Steel Inc.	646	16,060
Oregon Steel Mills Inc. (1)	356	17,398
Reliance Steel & Aluminum Co.	5,026	161,536
Ryerson Inc. (2)	1,995	43,671
Schnitzer Steel Industries Inc. Class A	1,718	54,186
Shiloh Industries Inc. (1)	363	4,893
Steel Dynamics Inc.	3,715	187,422
Steel Technologies Inc.	877	17,216
United States Steel Corp.	9,493	547,556
Wheeling-Pittsburgh Corp. (1)	816	13,962

		2,488,979
LEISURE TIME—0.11%
Ambassadors International Inc.	549	17,343
Arctic Cat Inc.	986	16,368

Bally Total Fitness Holding Corp. (1) (2)	2,148	3,243
Brunswick Corp.	5,861	182,805
Callaway Golf Co.	5,791	75,920
K2 Inc. (1)	3,593	42,146
Marine Products Corp.	417	4,053
Multimedia Games Inc. (1)	2,084	18,923
Nautilus Inc. (2)	600	8,250
Polaris Industries Inc.	604	24,855
Sabre Holdings Corp.	10,153	237,479
Town Sports International Holdings Inc. (1)	526	6,901

		638,286
LODGING—0.21%
Ameristar Casinos Inc.	1,461	31,718
Aztar Corp. (1)	2,042	108,246
Gaylord Entertainment Co. (1)	3,110	136,373
Harrah’s Entertainment Inc.	3,698	245,658
Lodgian Inc. (1)	1,447	19,216
Marcus Corp.	1,649	37,878
MTR Gaming Group Inc. (1)	1,311	12,310
Riviera Holdings Corp. (1)	373	7,620
Starwood Hotels & Resorts Worldwide Inc.	2,777	158,817
Trump Entertainment Resorts Inc. (1)	2,451	41,569
Wyndham Worldwide Corp. (1)	13,235	370,183

		1,169,588
MACHINERY—0.46%
AGCO Corp. (1)	6,457	163,685
Albany International Corp. Class A	670	21,319
Briggs & Stratton Corp.	3,910	107,720
Cascade Corp.	968	44,189
Chart Industries Inc. (1)	477	5,872
Cognex Corp.	265	6,694
Cummins Inc.	656	78,215
Deere & Co.	18,032	1,513,065
Flowserve Corp. (1)	3,672	185,766
Gehl Corp. (1)	539	14,434
Gerber Scientific Inc. (1)	1,431	21,436
Gorman-Rupp Co. (The)	693	22,661
Kadant Inc. (1)	1,033	25,370
Lindsay Manufacturing Co.	762	21,907
NACCO Industries Inc.	427	58,034
Nordson Corp.	311	12,396
Robbins & Myers Inc.	1,101	34,043
Sauer-Danfoss Inc.	189	4,532
Tecumseh Products Co. Class A (1)	1,262	19,195
Tennant Co.	1,042	25,362
Terex Corp. (1)	4,036	182,508

		2,568,403
MANUFACTURING—3.53%
Ameron International Corp.	669	44,448
AptarGroup Inc.	2,686	136,664
Barnes Group Inc.	518	9,096
Blount International Inc. (1)	1,331	13,337
Brink’s Co. (The)	819	43,456
Carlisle Companies Inc.	340	28,594
CLARCOR Inc.	2,537	77,353
Crane Co.	4,046	169,123
Dover Corp.	1,644	77,991
Eastman Kodak Co. (2)	22,249	498,378
Eaton Corp.	11,560	795,906
EnPro Industries Inc. (1)	1,603	48,186

Federal Signal Corp.	3,689	56,257
FreightCar America Inc.	441	23,373
General Electric Co.	410,903	14,504,876
Griffon Corp. (1)(2)	2,268	54,137
Honeywell International Inc.	34,927	1,428,514
ITT Industries Inc.	4,695	240,713
Jacuzzi Brands Inc. (1)	2,913	29,101
Koppers Holdings Inc.	766	14,531
Lancaster Colony Corp.	475	21,261
Leggett & Platt Inc.	6,258	156,638
Matthews International Corp. Class A	825	30,368
Myers Industries Inc.	811	13,787
Pall Corp.	7,838	241,489
Parker Hannifin Corp.	5,350	415,855
Pentair Inc.	4,829	126,472
Reddy Ice Holdings Inc.	154	3,727
Smith (A.O.) Corp.	412	16,245
SPX Corp.	4,572	244,328
Standex International Corp.	936	26,096
Teleflex Inc.	3,066	170,592
Textron Inc.	659	57,662
Tredegar Corp.	2,600	43,524
Trinity Industries Inc.	347	11,163

		19,873,241
MEDIA—3.60%
Belo Corp.	6,941	109,737
Cablevision Systems Corp.	8,216	186,585
CBS Corp. Class B	51,872	1,461,234
Charter Communications Inc. Class A (1)	30,124	45,788
Citadel Broadcasting Corp.	2,816	26,470
Clear Channel Communications Inc.	38,704	1,116,610
Comcast Corp. Class A (1)	74,188	2,733,828
Courier Corp.	646	23,992
Cox Radio Inc. Class A (1)	3,455	53,034
Crown Media Holdings Inc. (1)	562	2,523
CTC Media Inc. (1)	737	16,435
Cumulus Media Inc. Class A (1)	2,263	21,634
Discovery Holding Co. Class A (1)	15,368	222,221
Emmis Communications Corp. (1)	1,700	20,825
Entercom Communications Corp.	2,442	61,538
Entravision Communications Corp. (1)	2,345	17,447
Fisher Communications Inc. (1)	578	24,016
Gannett Co. Inc.	18,281	1,038,909
Gray Television Inc.	3,271	20,967
Hearst-Argyle Television Inc.	2,030	46,588
Journal Communications Inc. Class A	3,347	37,721
Journal Register Co.	3,024	17,146
Lee Enterprises Inc.	3,491	88,113
Liberty Global Inc. Class A (1)	22,714	584,658
Liberty Media Holding Corp.—Liberty
Capital Group Series A (1)	10,820	904,227
Lin TV Corp. Class A (1)	2,113	16,439
McClatchy Co. (The) Class A	3,852	162,516
Media General Inc. Class A	1,686	63,596
Mediacom Communications Corp. (1)	1,932	13,756
New York Times Co. Class A (2)	10,101	232,121
News Corp. Class A	57,040	1,120,836
Outdoor Channel Holdings Inc. (1)	1,005	10,944
Playboy Enterprises Inc. Class B (1)	1,443	13,579
PRIMEDIA Inc. (1)	15,162	23,046
Radio One Inc. Class D (1)	5,842	36,513
Readers Digest Association Inc. (The)	3,604	46,708

Salem Communications Corp. Class A	699	7,906
Scholastic Corp. (1)	2,682	83,544
Spanish Broadcasting System Inc. Class A (1)	1,945	8,500
Sun-Times Media Group Inc. Class A	2,713	17,852
Time Warner Inc.	285,354	5,202,003
Tribune Co.	14,071	460,403
Univision Communications Inc. Class A (1)	5,191	178,259
Walt Disney Co. (The)	108,220	3,345,080
Washington Post Co. (The) Class B	347	255,739
Westwood One Inc.	5,365	37,984

		20,219,570
METAL FABRICATE & HARDWARE—0.14%
Ampco-Pittsburgh Corp.	516	15,960
Castle (A.M.) & Co.	364	9,770
CIRCOR International Inc.	1,223	37,363
Commercial Metals Co.	9,193	186,894
Ladish Co. Inc. (1)	44	1,271
Lawson Products Inc.	340	14,253
Mueller Industries Inc.	2,435	85,639
Mueller Water Products Inc. Class A (1)	212	3,097
NN Inc.	1,201	14,208
NS Group Inc. (1)	1,076	69,456
Quanex Corp.	2,267	68,803
Timken Co. (The)	5,938	176,834
Valmont Industries Inc.	104	5,434
Worthington Industries Inc.	5,523	94,222

		783,204
MINING—0.55%
Alcoa Inc.	40,323	1,130,657
Brush Engineered Materials Inc. (1)	1,478	36,758
Century Aluminum Co. (1)	804	27,055
Compass Minerals International Inc.	2,447	69,275
Freeport-McMoRan Copper & Gold Inc.	6,748	359,398
Newmont Mining Corp.	1,719	73,487
Phelps Dodge Corp.	15,716	1,331,145
Royal Gold Inc.	775	21,026
Stillwater Mining Co. (1)	582	4,889
USEC Inc.	6,637	63,981

		3,117,671
OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc. (1)	2,790	61,575
IKON Office Solutions Inc.	8,397	112,856
Pitney Bowes Inc.	7,015	311,256
Xerox Corp. (1)	70,634	1,099,065

		1,584,752
OFFICE FURNISHINGS—0.00%
CompX International Inc.	120	1,871
Steelcase Inc. Class A	1,321	20,726

		22,597
OIL & GAS—12.12%
Alon USA Energy Inc.	347	10,233
Anadarko Petroleum Corp.	35,356	1,549,653
Apache Corp.	25,460	1,609,072
Bill Barrett Corp. (1)	1,217	29,890
Bois d’Arc Energy Inc. (1)	80	1,224
Brigham Exploration Co. (1)	3,475	23,526
Bronco Drilling Co. Inc. (1)	156	2,742
Cabot Oil & Gas Corp.	3,726	178,587

Callon Petroleum Co. (1)	755	10,238
Chesapeake Energy Corp.	28,764	833,581
Chevron Corp.	170,416	11,053,182
Cimarex Energy Co.	6,304	221,838
Comstock Resources Inc. (1)	1,019	27,666
ConocoPhillips	126,920	7,555,548
Delta Petroleum Corp. (1)	336	7,567
Devon Energy Corp.	33,842	2,137,122
Edge Petroleum Corp. (1)	1,330	21,905
Encore Acquisition Co. (1)	4,034	98,188
Energy Partners Ltd. (1)	782	19,276
EOG Resources Inc.	10,273	668,259
EXCO Resources Inc. (1)	3,964	49,193
Exxon Mobil Corp.	438,596	29,429,792
Forest Oil Corp. (1)	4,185	132,204
Frontier Oil Corp.	4,004	106,426
Geomet Inc. (1)	154	1,448
Giant Industries Inc. (1)	775	62,930
Harvest Natural Resources Inc. (1)	2,831	29,301
Hess Corp.	18,607	770,702
Houston Exploration Co. (1)	2,226	122,764
Marathon Oil Corp.	27,886	2,144,433
McMoRan Exploration Co. (1)(2)	1,872	33,209
Meridian Resource Corp. (The) (1)	6,636	20,306
Murphy Oil Corp.	14,367	683,151
Newfield Exploration Co. (1)	9,963	383,974
Noble Energy Inc.	13,668	623,124
Occidental Petroleum Corp.	65,891	3,170,016
Parker Drilling Co. (1)	8,268	58,537
Penn Virginia Corp.	807	51,172
PetroCorp Inc. Escrow (3)	190	0
Petrohawk Energy Corp. (1)	4,494	46,648
PetroQuest Energy Inc. (1)	2,325	24,250
Pioneer Natural Resources Co.	10,007	391,474
Pogo Producing Co.	4,439	181,777
Pride International Inc. (1)	2,321	63,642
RAM Energy Resources Inc. (1)(2)	794	3,811
Rosetta Resources Inc. (1)	3,876	66,551
Rowan Companies Inc.	577	18,251
Stone Energy Corp. (1)	2,092	84,684
Sulphco Inc. (1)(2)	1,042	6,471
Sunoco Inc.	5,130	319,035
Swift Energy Co. (1)	2,229	93,217
Tesoro Corp.	5,337	309,439
Valero Energy Corp.	47,356	2,437,413
Warren Resources Inc. (1)	2,934	35,736
Western Refining Inc.	1,776	41,274
Whiting Petroleum Corp. (1)	2,820	113,082

		68,168,734
OIL & GAS SERVICES—0.17%
Dawson Geophysical Co. (1)	260	7,722
Gulf Island Fabrication Inc.	319	8,323
Hanover Compressor Co. (1)	7,818	142,444
Hornbeck Offshore Services Inc. (1)	1,781	59,664
Input/Output Inc. (1)(2)	3,899	38,717
Lone Star Technologies Inc. (1)	2,218	107,307
Maverick Tube Corp. (1)	458	29,692
National Oilwell Varco Inc. (1)	885	51,817
Newpark Resources Inc. (1)	2,899	15,452
Oil States International Inc. (1)	1,806	49,665
SEACOR Holdings Inc. (1)	1,719	141,818
T-3 Energy Services Inc. (1)	90	1,806

Tidewater Inc.	1,930	85,287
Trico Marine Services Inc. (1)	904	30,510
Union Drilling Inc. (1)	1,022	11,242
Universal Compression Holdings Inc. (1)	2,313	123,630
Veritas DGC Inc. (1)	818	53,841
Warrior Energy Service Corp. (1)	300	7,725

		966,662
PACKAGING & CONTAINERS—0.15%
Bemis Co. Inc.	8,021	263,570
Chesapeake Corp.	1,525	21,823
Greif Inc. Class A	1,254	100,458
Sealed Air Corp.	3,671	198,675
Silgan Holdings Inc.	707	26,555
Sonoco Products Co.	7,577	254,890

		865,971
PHARMACEUTICALS—5.28%
Abbott Laboratories	23,365	1,134,604
Alpharma Inc. Class A	2,602	60,861
Altus Pharmaceuticals Inc. (1)	99	1,581
AmerisourceBergen Corp.	13,083	591,352
Anadys Pharmaceuticals Inc. (1)	796	2,308
Andrx Corp. (1)	1,086	26,531
AtheroGenics Inc. (1)(2)	449	5,913
Bentley Pharmaceuticals Inc. (1)	1,231	14,772
Bradley Pharmaceuticals Inc. (1)	1,113	17,719
Bristol-Myers Squibb Co.	82,013	2,043,764
Caraco Pharmaceutical Laboratories Ltd. (1)	111	1,128
Caremark Rx Inc.	2,647	150,005
Cypress Bioscience Inc. (1)	965	7,045
Dendreon Corp. (1)	5,157	23,052
Emisphere Technologies Inc. (1)	262	2,214
Indevus Pharmaceuticals Inc. (1)	545	3,226
King Pharmaceuticals Inc. (1)	18,503	315,106
Kos Pharmaceuticals Inc. (1)	134	6,622
Lilly (Eli) & Co.	18,453	1,051,821
Medco Health Solutions Inc. (1)	8,976	539,547
Merck & Co. Inc.	116,650	4,887,635
Nabi Biopharmaceuticals (1)	4,586	26,507
NBTY Inc. (1)	3,766	110,231
Neurocrine Biosciences Inc. (1)	604	6,493
New River Pharmaceuticals Inc. (1)(2)	189	4,863
NPS Pharmaceuticals Inc. (1)	591	2,252
Nuvelo Inc. (1)	1,120	20,429
Omnicare Inc.	4,784	206,143
Osiris Therapeutics Inc. (1)	46	460
Par Pharmaceutical Companies Inc. (1)	912	16,635
Perrigo Co.	5,490	93,165
Pfizer Inc.	563,315	15,975,613
Pharmion Corp. (1)	546	11,766
Renovis Inc. (1)	492	6,770
Rigel Pharmaceuticals Inc. (1)	1,416	14,542
Sciele Pharma Inc. (1)	264	4,974
ViroPharma Inc. (1)	3,050	37,119
Watson Pharmaceuticals Inc. (1)	7,804	204,231
Wyeth	40,260	2,046,818

		29,675,817
PIPELINES—0.18%
El Paso Corp.	3,679	50,182
Equitable Resources Inc.	1,219	42,641
National Fuel Gas Co.	6,411	233,040

ONEOK Inc.	9,117	344,531
Questar Corp.	752	61,491
Williams Companies Inc.	10,906	260,326

		992,211
REAL ESTATE—0.09%
Avatar Holdings Inc. (1)(2)	444	26,223
California Coastal Communities Inc. (1)	778	15,996
HouseValues Inc. (1)	68	397
Realogy Corp. (1)	16,553	375,422
Resource Capital Corp.	156	2,410
Tarragon Corp. (2)	1,028	10,701
Trammell Crow Co. (1)	1,760	64,258

		495,407
REAL ESTATE INVESTMENT TRUSTS—4.04%
Aames Investment Corp.	3,604	12,686
Affordable Residential Communities Inc. (1)	2,604	25,233
Agree Realty Corp.	584	19,184
Alexandria Real Estate Equities Inc.	1,676	157,209
AMB Property Corp.	6,830	376,401
American Campus Communities Inc.	1,320	33,673
American Financial Realty Trust	9,890	110,372
American Home Mortgage Investment Corp.	3,367	117,407
Annaly Capital Management Inc.	15,382	202,119
Anthracite Capital Inc.	4,361	56,082
Anworth Mortgage Asset Corp.	3,468	28,958
Apartment Investment & Management Co. Class A	7,533	409,871
Arbor Realty Trust Inc.	906	23,157
Archstone-Smith Trust	16,457	895,919
Ashford Hospitality Trust Inc.	4,589	54,747
AvalonBay Communities Inc.	5,733	690,253
BioMed Realty Trust Inc.	5,032	152,671
Boston Properties Inc.	8,780	907,325
Brandywine Realty Trust	6,945	226,060
BRE Properties Inc. Class A	3,921	234,201
Camden Property Trust	4,378	332,772
Capital Lease Funding Inc.	2,543	28,202
Capital Trust Inc. Class A	757	30,833
CapitalSource Inc.	2,492	64,343
CBL & Associates Properties Inc.	4,918	206,113
Cedar Shopping Centers Inc.	2,701	43,675
CentraCore Properties Trust	828	26,289
Colonial Properties Trust	3,491	166,905
Crescent Real Estate Equities Co.	6,029	131,492
Crystal River Capital Inc. (1)	483	11,051
Deerfield Triarc Capital Corp.	3,942	51,680
Developers Diversified Realty Corp.	4,833	269,488
DiamondRock Hospitality Co.	4,904	81,455
Duke Realty Corp.	10,453	390,420
EastGroup Properties Inc.	130	6,482
Education Realty Trust Inc.	2,018	29,786
Entertainment Properties Trust	2,020	99,626
Equity Inns Inc.	4,163	66,275
Equity Office Properties Trust	28,142	1,118,926
Equity One Inc.	2,915	69,873
Equity Residential	22,397	1,132,840
Essex Property Trust Inc.	969	117,637
Extra Space Storage Inc.	3,559	61,606
Federal Realty Investment Trust	1,935	143,771
FelCor Lodging Trust Inc.	3,795	76,090
Fieldstone Investment Corp.	3,707	32,362

First Industrial Realty Trust Inc.	3,430	150,920
First Potomac Realty Trust	1,809	54,668
Franklin Street Properties Corp.	4,503	89,430
General Growth Properties Inc.	6,352	302,673
Glenborough Realty Trust Inc.	2,461	63,322
GMH Communities Trust	3,032	38,264
Gramercy Capital Corp.	1,491	37,588
Health Care Property Investors Inc.	10,647	330,589
Health Care REIT Inc.	4,739	189,607
Healthcare Realty Trust Inc.	3,661	140,619
Heritage Property Investment Trust Inc.	2,153	78,498
Hersha Hospitality Trust	2,130	20,448
Highland Hospitality Corp.	4,569	65,474
Highwoods Properties Inc.	4,133	153,789
Home Properties Inc.	344	19,663
HomeBanc Corp.	4,336	26,666
Hospitality Properties Trust	5,497	259,458
Host Hotels & Resorts Inc.	39,837	913,462
HRPT Properties Trust	16,033	191,594
Impac Mortgage Holdings Inc.	5,818	54,515
Inland Real Estate Corp.	4,892	85,708
Innkeepers USA Trust	3,290	53,594
Investors Real Estate Trust	3,563	34,775
iStar Financial Inc.	8,800	366,960
JER Investors Trust Inc.	1,237	21,227
Kimco Realty Corp.	16,339	700,453
Kite Realty Group Trust	2,172	37,011
KKR Financial Corp.	6,145	150,798
LaSalle Hotel Properties	3,047	132,057
Lexington Corporate Properties Trust	4,039	85,546
Liberty Property Trust	6,939	331,615
Longview Fibre Co.	3,917	79,593
LTC Properties Inc.	1,787	43,335
Luminent Mortgage Capital Inc.	3,000	30,870
Mack-Cali Realty Corp.	4,772	247,190
Maguire Properties Inc.	2,463	100,343
Medical Properties Trust Inc.	3,054	40,893
MFA Mortgage Investments Inc.	6,051	45,080
Mid-America Apartment Communities Inc.	1,348	82,525
MortgageIT Holdings Inc.	2,226	31,342
National Health Investors Inc.	1,799	50,966
National Retail Properties Inc.	4,436	95,818
Nationwide Health Properties Inc.	6,175	165,120
New Century Financial Corp.	3,487	137,074
New Plan Excel Realty Trust Inc.	7,986	216,021
Newcastle Investment Corp.	3,362	92,152
Newkirk Realty Trust Inc.	1,476	24,324
NorthStar Realty Finance Corp.	3,236	41,097
NovaStar Financial Inc. (2)	2,501	73,004
Omega Healthcare Investors Inc.	3,664	54,997
Pan Pacific Retail Properties Inc.	2,470	171,467
Parkway Properties Inc.	1,091	50,721
Pennsylvania Real Estate Investment Trust	2,800	119,196
Post Properties Inc.	3,273	155,533
ProLogis	18,836	1,074,782
PS Business Parks Inc.	978	58,973
Public Storage Inc.	3,550	305,265
RAIT Investment Trust	2,132	61,508
Ramco-Gershenson Properties Trust	1,300	41,535
Realty Income Corp.	6,869	169,733
Reckson Associates Realty Corp.	6,364	272,379
Redwood Trust Inc.	1,478	74,447
Regency Centers Corp.	5,335	366,835

Republic Property Trust	1,995	21,985
Saxon Capital Inc.	3,822	53,661
Senior Housing Properties Trust	4,892	104,395
Simon Property Group Inc.	7,591	687,896
Sizeler Property Investors Inc.	1,325	19,915
Sovran Self Storage Inc.	1,197	66,493
Spirit Finance Corp.	7,521	87,319
Strategic Hotels & Resorts Inc.	5,593	111,189
Sunstone Hotel Investors Inc.	4,437	131,868
Taubman Centers Inc.	1,871	83,110
Thornburg Mortgage Inc.	8,543	217,590
Trizec Properties Inc.	7,507	217,027
Trustreet Properties Inc.	5,159	64,539
Universal Health Realty Income Trust	900	32,265
Urstadt Biddle Properties Inc. Class A	1,605	29,163
U-Store-It Trust	3,590	77,041
Ventas Inc.	3,208	123,636
Vornado Realty Trust	9,404	1,025,036
Weingarten Realty Investors	4,615	198,537
Windrose Medical Properties Trust	1,558	27,545
Winston Hotels Inc.	2,021	24,899
Winthrop Realty Trust Inc.	1,834	11,829

		22,695,567
RETAIL—2.43%
AC Moore Arts & Crafts Inc. (1)	547	10,409
AFC Enterprises Inc. (1)	1,972	28,476
America’s Car-Mart Inc. (1)	313	5,149
AnnTaylor Stores Corp. (1)	422	17,665
Applebee’s International Inc.	924	19,875
Asbury Automotive Group Inc.	929	19,137
AutoNation Inc. (1)	12,016	251,134
Barnes & Noble Inc.	3,053	115,831
Big 5 Sporting Goods Corp.	348	7,934
Big Lots Inc. (1)	8,628	170,921
BJ’s Wholesale Club Inc. (1)	5,160	150,569
Blockbuster Inc. Class A (1)	14,568	55,941
Bob Evans Farms Inc.	2,730	82,664
Bon-Ton Stores Inc. (The) (2)	518	15,405
Books-A-Million Inc.	1,090	19,457
Borders Group Inc.	4,944	100,858
Brown Shoe Co. Inc.	1,591	57,021
Buckle Inc. (The)	86	3,263
Cabela’s Inc. Class A (1)(2)	2,284	49,631
Cache Inc. (1)	42	751
Casey’s General Store Inc.	3,515	78,279
Cash America International Inc.	1,087	42,480
CBRL Group Inc.	2,361	95,455
CEC Entertainment Inc. (1)	1,109	34,945
Charming Shoppes Inc. (1)	4,606	65,774
Circuit City Stores Inc.	1,202	30,182
Conn’s Inc. (1)(2)	103	2,150
Cost Plus Inc. (1)	1,685	20,169
Costco Wholesale Corp.	11,716	582,051
CSK Auto Corp. (1)	1,531	21,587
CVS Corp.	5,940	190,793
dELiA*s Inc. (1)	704	5,421
Dillard’s Inc. Class A	4,787	156,679
Dollar General Corp.	1,607	21,903
Dollar Tree Stores Inc. (1)	7,204	223,036
Domino’s Pizza Inc.	2,899	74,359
Family Dollar Stores Inc.	5,513	161,200
Federated Department Stores Inc.	38,844	1,678,449

Finish Line Inc. (The) Class A	3,253	41,053
Foot Locker Inc.	10,540	266,135
Fred’s Inc.	3,045	38,428
Gap Inc. (The)	19,190	363,651
Genesco Inc. (1)	1,548	53,360
Group 1 Automotive Inc.	1,899	94,760
Haverty Furniture Companies Inc.	1,713	27,322
Home Depot Inc.	12,466	452,142
IHOP Corp.	1,048	48,575
Insight Enterprises Inc. (1)	3,690	76,051
J. Crew Group Inc. (1)	915	27,514
Jack in the Box Inc. (1)	2,699	140,834
Jo-Ann Stores Inc. (1)(2)	1,829	30,581
Kenneth Cole Productions Inc. Class A	696	16,962
Krispy Kreme Doughnuts Inc. (1)(2)	2,241	18,152
Landry’s Restaurants Inc.	1,247	37,597
Lithia Motors Inc. Class A	1,214	30,010
Lone Star Steakhouse & Saloon Inc.	1,263	35,074
Longs Drug Stores Corp.	300	13,803
Luby’s Inc. (1)	1,644	16,226
MarineMax Inc. (1)	1,188	30,235
McCormick & Schmick’s Seafood Restaurants Inc. (1)	107	2,406
McDonald’s Corp.	95,843	3,749,378
Morton’s Restaurant Group Inc. (1)	520	8,013
Movado Group Inc.	1,350	34,317
99 Cents Only Stores (1)	3,608	42,683
Nu Skin Enterprises Inc. Class A	1,717	30,082
O’Charley’s Inc. (1)	1,770	33,577
OfficeMax Inc.	5,445	221,829
OSI Restaurant Partners Inc.	2,355	74,677
Pantry Inc. (The) (1)	139	7,835
Papa John’s International Inc. (1)	670	24,194
Payless ShoeSource Inc. (1)	4,456	110,954
Pep Boys - Manny, Moe & Jack Inc.	4,144	53,250
Pier 1 Imports Inc.	6,646	49,313
PriceSmart Inc. (1)	599	9,045
RadioShack Corp.	2,445	47,189
Rare Hospitality International Inc. (1)	368	11,246
Regis Corp.	3,486	124,973
Rite Aid Corp. (1)	40,418	183,498
Ruby Tuesday Inc.	367	10,346
Rush Enterprises Inc. Class A (1)	1,669	27,839
Ryan’s Restaurant Group Inc. (1)	3,228	51,228
Saks Inc.	10,405	179,798
School Specialty Inc. (1)	1,581	55,793
Sears Holdings Corp. (1)	6,570	1,038,651
Shoe Carnival Inc. (1)	646	16,292
Smart & Final Inc. (1)	1,049	17,906
Sonic Automotive Inc.	2,312	53,384
Stage Stores Inc.	2,030	59,560
Steak n Shake Co. (The) (1)	2,147	36,263
Stein Mart Inc.	918	13,963
Syms Corp. (1)	488	9,936
Systemax Inc. (1)	746	11,951
Talbots Inc. (The)	1,712	46,652
Tiffany & Co.	4,324	143,557
Tuesday Morning Corp.	564	7,828
United Auto Group Inc.	3,711	86,837
Wendy’s International Inc.	5,368	359,656
West Marine Inc. (1)	1,100	15,400
Zale Corp. (1)	3,667	101,723

		13,688,490

SAVINGS & LOANS—1.32%
Abington Community Bancorp Inc.	538	8,081
Anchor BanCorp Wisconsin Inc.	1,485	42,412
Astoria Financial Corp.	6,970	214,815
BankAtlantic Bancorp Inc. Class A	3,603	51,235
BankFinancial Corp.	1,876	32,811
BankUnited Financial Corp. Class A	2,385	62,177
Berkshire Hills Bancorp Inc.	661	23,525
BFC Financial Corp. Class A (1)	1,241	7,247
Brookline Bancorp Inc.	4,706	64,708
Capitol Federal Financial	1,681	59,776
Citizens First Bancorp Inc.	649	16,524
Clifton Savings Bancorp Inc.	1,016	11,400
Commercial Capital Bancorp Inc.	2,947	46,975
Dime Community Bancshares	1,910	28,134
Downey Financial Corp.	1,600	106,464
Fidelity Bankshares Inc.	1,384	53,990
First Financial Holdings Inc.	915	31,311
First Niagara Financial Group Inc.	8,496	123,872
First Place Financial Corp.	1,433	32,472
FirstFed Financial Corp. (1)	1,262	71,581
Flagstar Bancorp Inc.	3,107	45,207
Flushing Financial Corp.	1,641	28,718
Franklin Bank Corp. (Texas) (1)	1,789	35,565
Golden West Financial Corp.	9,139	705,988
Harbor Florida Bancshares Inc.	1,421	62,965
Home Federal Bancorp Inc.	434	6,749
Hudson City Bancorp Inc.	22,251	294,826
Investors Bancorp Inc. (1)	3,829	57,780
Kearny Financial Corp.	1,670	25,351
KNBT Bancorp Inc.	2,218	35,665
MAF Bancorp Inc.	2,572	106,198
NASB Financial Inc.	309	12,295
New York Community Bancorp Inc.	22,884	374,840
NewAlliance Bancshares Inc.	4,483	65,676
Northwest Bancorp Inc.	1,433	36,542
OceanFirst Financial Corp.	668	14,329
Partners Trust Financial Group Inc.	3,626	38,834
PennFed Financial Services Inc.	741	12,427
PFF Bancorp Inc.	1,367	50,634
Provident Financial Services Inc.	5,174	95,771
Provident New York Bancorp	3,243	44,364
Rockville Financial Inc.	669	9,694
Roma Financial Corp.	712	10,837
Sovereign Bancorp Inc.	30,245	650,570
TierOne Corp.	1,378	46,756
United Community Financial Corp.	2,060	25,379
Washington Federal Inc.	6,652	149,271
Washington Mutual Inc.	73,904	3,212,607
Wauwatosa Holdings Inc. (1)	740	13,061
Westfield Financial Inc.	147	4,670
Willow Financial Bancorp Inc.	1,135	17,774
WSFS Financial Corp.	451	28,048

		7,408,901
SEMICONDUCTORS—0.62%
Actel Corp. (1)	1,983	30,836
ADE Corp. (1)	39	1,249
AMIS Holdings Inc. (1)	1,495	14,188
Applied Micro Circuits Corp. (1)	22,585	65,271
Asyst Technologies Inc. (1)	1,320	8,923
Atmel Corp. (1)	32,781	197,997
ATMI Inc. (1)	868	25,233

Axcelis Technologies Inc. (1)	7,719	54,496
Bookham Inc. (1)(2)	4,440	14,297
Brooks Automation Inc. (1)	5,705	74,450
Cabot Microelectronics Corp. (1)(2)	798	22,998
Cirrus Logic Inc. (1)	885	6,452
Cohu Inc.	1,715	30,578
Conexant Systems Inc. (1)	4,400	8,800
Credence Systems Corp. (1)	7,631	21,748
Cree Inc. (1)	886	17,817
Cypress Semiconductor Corp. (1)	1,138	20,222
DSP Group Inc. (1)	1,995	45,586
Emulex Corp. (1)	4,469	81,202
Entegris Inc. (1)	9,451	103,110
Exar Corp. (1)	1,308	17,383
Fairchild Semiconductor International Inc. Class A (1)	4,509	84,318
Freescale Semiconductor Inc. Class B (1)	16,854	640,621
Genesis Microchip Inc. (1)	1,438	16,925
Integrated Device Technology Inc. (1)	8,534	137,056
International Rectifier Corp. (1)	2,461	85,741
Intersil Corp. Class A	6,118	150,197
IXYS Corp. (1)	219	1,837
KLA-Tencor Corp.	3,217	143,060
Kopin Corp. (1)	656	2,198
Kulicke & Soffa Industries Inc. (1)	4,341	38,374
Lattice Semiconductor Corp. (1)	8,723	59,491
LSI Logic Corp. (1)	8,493	69,812
Mattson Technology Inc. (1)	307	2,548
Micron Technology Inc. (1)	30,535	531,309
MIPS Technologies Inc. Class A (1)	1,458	9,842
MKS Instruments Inc. (1)	2,784	56,543
Novellus Systems Inc. (1)	5,864	162,198
ON Semiconductor Corp. (1)	809	4,757
Pericom Semiconductor Corp. (1)	970	9,458
Photronics Inc. (1)	3,158	44,623
PortalPlayer Inc. (1)	1,025	11,562
Rambus Inc. (1)	695	12,121
Rudolph Technologies Inc. (1)	1,586	29,071
Semitool Inc. (1)	1,471	15,210
Skyworks Solutions Inc. (1)	9,614	49,897
Spansion Inc. Class A (1)	2,771	46,193
Staktek Holdings Inc. (1)	656	3,923
Standard Microsystems Corp. (1)	1,276	36,264
Techwell Inc. (1)	123	1,843
Teradyne Inc. (1)	3,469	45,652
TriQuint Semiconductor Inc. (1)	10,668	55,474
Ultratech Inc. (1)	250	3,330
Varian Semiconductor Equipment Associates Inc. (1)	631	23,158
Veeco Instruments Inc. (1)	181	3,647
Virage Logic Corp. (1)	116	1,057
Zoran Corp. (1)	449	7,220

		3,459,366
SOFTWARE—0.49%
Actuate Corp. (1)	798	3,527
Altiris Inc. (1)	1,670	35,220
ANSYS Inc. (1)	187	8,262
Aspen Technology Inc. (1)	4,125	45,045
Avid Technology Inc. (1)	2,917	106,237
Blackbaud Inc.	646	14,206
Borland Software Corp. (1)	5,943	34,053
Bottomline Technologies Inc. (1)	1,477	14,416
CA Inc.	29,688	703,309
Compuware Corp. (1)	29,248	227,842

CSG Systems International Inc. (1)	2,049	54,155
Dendrite International Inc. (1)	2,840	27,775
Digi International Inc. (1)	923	12,461
eFunds Corp. (1)	2,650	64,077
EPIQ Systems Inc. (1)	1,136	16,711
Fair Isaac Corp.	975	35,656
Fidelity National Information Services Inc.	5,672	209,864
FileNET Corp. (1)	2,618	91,185
Hyperion Solutions Corp. (1)	2,332	80,407
IMS Health Inc.	4,353	115,964
Infocrossing Inc. (1)	268	3,594
Innerworkings Inc. (1)	422	4,959
Inter-Tel Inc.	1,349	29,138
INVESTools Inc. (1)	992	10,545
JDA Software Group Inc. (1)	1,828	28,188
Keane Inc. (1)	1,494	21,529
Lawson Software Inc. (1)	9,509	68,940
ManTech International Corp. Class A (1)	329	10,860
MapInfo Corp. (1)	431	5,530
Neoware Inc. (1)	109	1,481
Novell Inc. (1)	25,900	158,508
Omniture Inc. (1)	356	2,809
OPNET Technologies Inc. (1)	98	1,285
Parametric Technology Corp. (1)	4,256	74,310
Pegasystems Inc.	1,101	9,612
Progress Software Corp. (1)	3,138	81,588
QAD Inc.	525	4,242
Quest Software Inc. (1)	1,550	22,134
Schawk Inc.	971	17,692
Sybase Inc. (1)	6,493	157,390
Synchronoss Technologies Inc.	210	1,991
SYNNEX Corp. (1)	964	22,182
Take-Two Interactive Software Inc. (1)(2)	5,172	73,753
THQ Inc. (1)	929	27,099
Ulticom Inc. (1)	992	10,327

		2,750,058
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1)	193	5,483

		5,483
TELECOMMUNICATIONS—6.57%
Adaptec Inc. (1)	8,718	38,446
ADC Telecommunications Inc. (1)	1,011	15,165
ADTRAN Inc.	1,978	47,156
Aeroflex Inc. (1)	4,892	50,290
Alaska Communications Systems Group Inc.	3,214	42,650
Alltel Corp.	29,910	1,660,005
Anaren Inc. (1)	1,126	23,725
Andrew Corp. (1)	12,200	112,606
Anixter International Inc.	1,300	73,411
Arris Group Inc. (1)	3,827	43,857
AT&T Inc.	298,924	9,732,965
Atlantic Tele-Network Inc.	25	462
Avaya Inc. (1)	33,078	378,412
BellSouth Corp.	139,091	5,946,140
Black Box Corp.	1,337	52,036
Broadwing Corp. (1)	5,826	73,524
CalAmp Corp. (1)	1,779	10,834
Carrier Access Corp. (1)	1,213	8,612
C-COR Inc. (1)	1,122	9,627
CenturyTel Inc.	9,027	358,101
Ciena Corp. (1)	4,945	134,751

Cincinnati Bell Inc. (1)	18,859	90,900
Citizens Communications Co.	14,635	205,475
Commonwealth Telephone Enterprises Inc.	756	31,170
Comverse Technology Inc. (1)	3,025	64,856
Consolidated Communications Holdings Inc.	1,782	33,341
Crown Castle International Corp. (1)	1,804	63,573
CT Communications Inc.	1,466	31,842
Ditech Networks Inc. (1)	2,470	19,044
Embarq Corp.	11,534	557,900
EMS Technologies Inc. (1)	366	6,873
Eschelon Telecom Inc. (1)	156	2,650
Extreme Networks Inc. (1)	9,101	33,037
FairPoint Communications Inc.	2,107	36,662
Foundry Networks Inc. (1)	5,061	66,552
General Communication Inc. Class A (1)	1,696	21,013
Golden Telecom Inc.	1,670	50,518
Harmonic Inc. (1)	538	3,954
IDT Corp. Class B (1)	4,054	58,459
Iowa Telecommunications Services Inc.	2,391	47,318
Ixia (1)	196	1,746
Juniper Networks Inc. (1)	19,966	345,012
Leap Wireless International Inc. (1)	2,046	99,211
Lightbridge Inc. (1)	628	7,360
Loral Space & Communications Inc. (1)	875	23,030
Lucent Technologies Inc. (1)	160,589	375,778
MasTec Inc. (1)	3,065	33,930
Motorola Inc.	40,724	1,018,100
MRV Communications Inc. (1)(2)	9,544	26,341
Newport Corp. (1)	3,111	50,709
NTELOS Holdings Corp. (1)	194	2,477
NTL Inc.	22,508	572,378
Oplink Communications Inc. (1)	1,161	23,197
Optical Communication Products Inc. (1)	1,532	3,018
Plantronics Inc.	1,612	28,258
Polycom Inc. (1)	3,559	87,302
Powerwave Technologies Inc. (1)	8,556	65,026
Premiere Global Services Inc. (1)	5,516	47,879
Qwest Communications International Inc. (1)	121,546	1,059,881
RCN Corp. (1)	2,229	63,081
RF Micro Devices Inc. (1)	2,434	18,450
SafeNet Inc. (1)	2,109	38,363
SAVVIS Inc. (1)	821	23,399
Shenandoah Telecommunications Co.	520	22,604
Sprint Nextel Corp.	169,913	2,914,008
SureWest Communications	1,118	21,767
Sycamore Networks Inc. (1)	14,089	53,256
Symmetricom Inc. (1)	2,903	23,427
Syniverse Holdings Inc. (1)	243	3,645
Talk America Holdings Inc. (1)	2,330	22,135
Tekelec (1)	664	8,605
Telephone & Data Systems Inc.	3,841	161,706
Tellabs Inc. (1)	34,803	381,441
3Com Corp. (1)	29,908	131,894
Time Warner Telecom Inc. Class A (1)	1,247	23,705
United States Cellular Corp. (1)	491	29,313
USA Mobility Inc.	2,097	47,895
UTStarcom Inc. (1)	4,922	43,658
Verizon Communications Inc.	224,300	8,328,259
Vonage Holdings Corp. (1)(2)	1,017	6,997
Windstream Corp.	34,012	448,618
Wireless Facilities Inc. (1)	2,762	5,911
Zhone Technologies Inc. (1)	4,386	4,693

		36,935,375

TEXTILES—0.06%
G&K Services Inc. Class A	1,636	59,599
Mohawk Industries Inc. (1)	3,585	266,903
UniFirst Corp.	744	23,243

		349,745
TOYS, GAMES & HOBBIES—0.19%
Hasbro Inc.	13,146	299,072
JAKKS Pacific Inc. (1)	2,109	37,603
LeapFrog Enterprises Inc. (1)	2,228	17,668
Marvel Entertainment Inc. (1)	805	19,433
Mattel Inc.	30,117	593,305
RC2 Corp. (1)	1,490	49,960
Topps Co. Inc. (The)	2,646	23,708

		1,040,749
TRANSPORTATION—0.67%
Alexander & Baldwin Inc.	3,377	149,837
Arkansas Best Corp.	1,926	82,876
Atlas Air Worldwide Holdings Inc. (1)	1,226	53,356
Bristow Group Inc. (1)	1,786	61,438
CSX Corp.	17,484	574,000
Dynamex Inc. (1)	114	2,366
Florida East Coast Industries Inc.	982	56,053
Forward Air Corp.	226	7,478
GulfMark Offshore Inc. (1)	1,219	38,813
Heartland Express Inc.	2,198	34,465
Horizon Lines Inc. Class A	696	11,623
Kansas City Southern Industries Inc. (1)	3,675	100,364
Laidlaw International Inc.	6,397	174,830
Maritrans Inc.	811	29,683
Marten Transport Ltd. (1)	814	13,911
Norfolk Southern Corp.	14,026	617,845
Overseas Shipholding Group Inc.	2,273	140,403
P.A.M. Transportation Services Inc. (1)	185	4,636
Patriot Transportation Holding Inc. (1)	95	7,178
PHI Inc. (1)	442	13,468
RailAmerica Inc. (1)	2,981	32,553
Ryder System Inc.	4,669	241,294
Saia Inc. (1)	1,120	36,512
SIRVA Inc. (1)	3,792	10,087
Swift Transportation Co. Inc. (1)	2,204	52,279
U.S. Xpress Enterprises Inc. Class A (1)	370	8,566
Union Pacific Corp.	11,238	988,944
USA Truck Inc. (1)	293	5,582
Werner Enterprises Inc.	3,926	73,455
YRC Worldwide Inc. (1)	4,386	162,457

		3,786,352
TRUCKING & LEASING—0.02%
AMERCO (1)	84	6,229
GATX Corp.	1,639	67,805
Greenbrier Companies Inc. (The)	652	18,915
Interpool Inc.	911	20,461
TAL International Group Inc.	1,146	24,307

		137,717
WATER—0.05%
American States Water Co.	1,276	48,807
Aqua America Inc.	3,943	86,509
California Water Service Group	1,323	48,858
PICO Holdings Inc. (1)	856	27,863

SJW Corp.	1,145	34,247
Southwest Water Co.	1,722	21,060

		267,344

TOTAL COMMON STOCKS (Cost: $519,826,770)		561,529,080

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.95%
CERTIFICATES OF DEPOSIT (4)—0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$14,241	14,241
Societe Generale
5.33%, 12/08/06	20,337	20,337
Washington Mutual Bank
5.36%, 11/13/06	50,843	50,843
Wells Fargo Bank N.A.
4.78%, 12/05/06	16,270	16,270

		101,691
COMMERCIAL PAPER (4)—0.06%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (5)	11,018	10,900
ASAP Funding Ltd.
5.29%, 11/02/06 (5)	5,084	5,061
Atlantis One Funding
5.30%, 11/14/06 (5)	27,904	27,727
Beta Finance Inc.
5.27%, 01/25/07 (5)	4,067	3,999
Bryant Park Funding LLC
5.28%, 12/14/06 (5)	6,420	6,352
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (5)	10,309	10,244
CC USA Inc.
5.03%, 10/24/06 (5)	4,067	4,055
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (5)	23,388	23,250
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (5)	12,202	12,105
Curzon Funding LLC
5.29%, 11/17/06 (5)	20,337	20,200
Edison Asset Securitization LLC
5.22%, 12/11/06 (5)	15,003	14,851
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (5)	20,337	20,232
Five Finance Inc.
5.19%, 12/01/06 (5)	9,152	9,073
Galleon Capital Corp.
5.27%, 12/18/06 (5)	2,844	2,811
General Electric Capital Services Inc.
5.22%, 12/11/06	2,034	2,013
Giro Funding US Corp.
5.34%, 10/10/06 (5)	10,169	10,156
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (5)	9,762	9,724
HBOS Treasury Services PLC
5.27%, 12/15/06	4,067	4,023

KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (5)	40,674	40,566
Landale Funding LLC
5.31%, 11/15/06 (5)	15,863	15,760
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (5)	11,109	11,038
Mont Blanc Capital Corp.
5.29%, 11/15/06 (5)	13,117	13,033
Nationwide Building Society
5.27%, 12/15/06	7,118	7,041
Nestle Capital Corp.
5.19%, 08/09/07	12,202	11,655
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (5)	10,836	10,662
Sydney Capital Corp.
5.27%, 12/08/06 (5)	485	480
Tulip Funding Corp.
5.29%, 11/15/06 (5)	10,726	10,657
White Pine Finance LLC
5.12%, 10/27/06 (5)	3,844	3,830

		321,498
MEDIUM-TERM NOTES (4)—0.01%
Bank of America N.A.
5.28%, 04/20/07	5,084	5,084
Cullinan Finance Corp.
5.71%, 06/28/07 (5)	15,253	15,253
K2 USA LLC
5.39%, 06/04/07 (5)	15,253	15,253
Marshall & Ilsley Bank
5.18%, 12/15/06	20,337	20,351
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (5)	23,794	23,794
US Bank N.A.
2.85%, 11/15/06	4,067	4,058

		83,793
MONEY MARKET FUNDS—0.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (6)(7)	2,985,328	2,985,328

		2,985,328
REPURCHASE AGREEMENTS (4)—0.09%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $40,692 (collateralized by non-U.S. Government debt securities, value $41,917, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$40,674	40,674
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $30,520 (collateralized by non-U.S. Government debt securities, value $33,574, 0.31% to 5.25%, 6/1/35 to 8/25/36).	30,506	30,506
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $30,520 (collateralized by non-U.S. Government debt securities, value $33,574, 0.31% to 5.25%, 6/1/35 to 8/25/36).	30,506	30,506

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,035 (collateralized by non-U.S. Government debt securities, value $2,096, 5.75%, 3/15/16).	2,034	2,034
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $71,212 (collateralized by non-U.S. Government debt securities, value $74,779, 5.87%, 6/25/36).	71,180	71,180
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $22,381 (collateralized by non-U.S. Government debt securities, value $24,862, 0.00% to 10.00%, 5/27/33 to 9/29/36).	22,371	22,371
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $12,208 (collateralized by non-U.S. Government debt securities, value $13,387, 0.00% to 10.00%, 5/27/33 to 9/29/36).	12,202	12,202
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $40,692 (collateralized by non-U.S. Government debt securities, value $42,731, 0.00% to 9.00%, 5/1/17 to 2/25/46).	40,674	40,674
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $30,520 (collateralized by non-U.S. Government debt securities, value $42,120, 0.00% to 8.33%, 10/27/06 to 3/25/37).	30,506	30,506
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $24,415 (collateralized by non-U.S. Government debt securities, value $25,639, 0.00% to 10.00%, 10/1/06 to 9/30/36).	24,404	24,404
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $5,086 (collateralized by non-U.S. Government debt securities, value $5,342, 6.50% to 7.63%, 2/1/07 to 6/1/16).	5,084	5,084
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $40,692 (collateralized by non-U.S. Government debt securities, value $42,732, 0.79% to 9.08%, 8/5/18 to 12/20/54).	40,674	40,674
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $40,692 (collateralized by non-U.S. Government debt securities, value $41,918, 4.85% to 8.60%, 5/1/09 to 12/1/25).	40,674	40,674
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $20,346 (collateralized by non-U.S. Government debt securities, value $22,223, 4.69% to 6.41%, 12/17/19 to 6/25/45).	20,337	20,337
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $27,468 (collateralized by non-U.S. Government debt securities, value $28,906, 0.00% to 10.00%, 10/1/06 to 9/30/36).	27,455	27,455
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $14,781 (collateralized by non-U.S. Government debt securities, value $15,415, 0.00% to 10.00%, 10/1/06 to 9/30/36). (8)	14,236	14,236

Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $52,900 (collateralized by non-U.S. Government debt securities, value $55,550, 0.06% to 7.95%, 8/15/13 to 7/15/45).	52,876	52,876

		506,393
TIME DEPOSITS (4)—0.00%
Societe Generale
5.25%, 10/02/06	3,655	3,655

		3,655
VARIABLE & FLOATING RATE NOTES (4)—0.24%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (5)	52,063	52,069
American Express Bank
5.29%, 02/28/07	20,337	20,337
American Express Centurion Bank
5.42%, 07/19/07	22,371	22,391
American Express Credit Corp.
5.43%, 07/05/07	6,101	6,104
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (5)	3,864	3,864
ASIF Global Financing
5.51%, 05/03/07 (5)	2,034	2,034
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (5)	13,219	13,219
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (5)	29,489	29,490
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (5)	51,860	51,861
BMW US Capital LLC
5.33%, 10/15/07 (5)	20,337	20,337
BNP Paribas
5.36%, 05/18/07 (5)	37,624	37,624
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (5)	14,846	14,846
CC USA Inc.
5.48%, 07/30/07 (5)	10,169	10,170
Commodore CDO Ltd.
5.47%, 06/12/07 (5)	5,084	5,084
Credit Agricole SA
5.48%, 07/23/07	20,337	20,337
Credit Suisse First Boston NY
5.51%, 04/24/07	10,169	10,169
Cullinan Finance Corp.
5.36%, 04/25/07 (5)	5,084	5,084
DEPFA Bank PLC
5.43%, 09/14/07	20,337	20,337
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (5)	23,388	23,389
Eli Lilly Services Inc.
5.32%, 10/01/07 (5)	20,337	20,337
Fifth Third Bancorp
5.31%, 09/21/07 (5)	40,674	40,674
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (5)	20,337	20,336
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	21,354	21,358
Granite Master Issuer PLC
5.30%, 08/20/07 (5)	71,180	71,180

Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (5)	16,270	16,272
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	30,506	30,510
HBOS Treasury Services PLC
5.46%, 07/24/07 (5)	20,337	20,337
Holmes Financing PLC
5.30%, 07/16/07 (5)	35,590	35,590
JP Morgan Chase & Co.
5.30%, 08/02/07	15,253	15,253
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (5)	15,253	15,252
Kestrel Funding LLC
5.31%, 07/11/07 (5)	8,135	8,134
Kommunalkredit Austria AG
5.33%, 09/09/07 (5)	12,202	12,202
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (5)	21,209	21,209
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (5)	25,421	25,417
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (5)	22,371	22,369
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (5)	8,961	8,961
Marshall & Ilsley Bank
5.31%, 10/15/07	11,185	11,185
Metropolitan Life Global Funding I
5.34%, 08/06/07 (5)	30,506	30,506
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (5)(8)	2,034	2,034
Monumental Global Funding II
5.38%, 12/27/06 (5)	4,067	4,068
Mound Financing PLC
5.30%, 05/08/07 (5)	19,117	19,117
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (5)	61,011	61,010
National City Bank of Indiana
5.37%, 05/21/07	10,169	10,169
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (5)	67,112	67,126
Newcastle Ltd.
5.35%, 04/24/07 (5)	7,169	7,168
Northern Rock PLC
5.37%, 08/03/07 (5)	24,404	24,405
Northlake CDO I
5.46%, 09/06/07 (5)	6,101	6,101
Principal Life Global Funding I
5.83%, 02/08/07	9,152	9,167
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (5)	29,489	29,488
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (5)	20,337	20,337
Strips III LLC
5.38%, 07/24/07 (5)	4,806	4,806
SunTrust Bank
5.30%, 05/01/07	20,337	20,338
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (5)	49,622	49,618
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (5)	28,472	28,472
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (5)	28,323	28,323
Wachovia Bank N.A.
5.43%, 05/22/07	40,674	40,674

Wal-Mart Stores Inc.
5.50%, 07/16/07 (5)	15,253	15,261
Wells Fargo & Co.
5.34%, 09/14/07 (5)	10,169	10,169
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (5)	15,253	15,253
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (5)	61,011	61,000
Wind Master Trust
5.32%, 07/25/07 (5)	8,135	8,135

		1,358,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,360,425)		5,360,425

TOTAL INVESTMENTS IN SECURITIES — 100.82% (Cost: $525,187,195)		566,889,505
SHORT POSITIONS (9)—(0.03)%
COMMON STOCKS —(0.03)%
Tim Hortons Inc.	(7,269)	(191,175)

		(191,175)

TOTAL SHORT POSITIONS (Proceeds: $190,589)		(191,175)
Other Assets, Less Liabilities - (0.79)%		(4,405,947)

NET ASSETS — 100.00%		$562,292,383

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(6)	Affiliated issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(9)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.85%
ADVERTISING—0.25%
Gaiam Inc. (1)	3,939	$50,852
Greenfield Online Inc. (1)	13,286	138,042
SITEL Corp. (1)	39,579	119,133
Traffix Inc.	4,564	23,915
ValueVision Media Inc. Class A (1)	18,995	220,152

		552,094
AEROSPACE & DEFENSE—0.89%
Allied Defense Group Inc. (The) (1)	7,860	129,297
Ducommun Inc. (1)	8,887	165,831
EDO Corp.	3,259	74,566
Herley Industries Inc. (1)	20,022	247,872
Innovative Solutions & Support Inc. (1)	12,724	184,880
Kaman Corp.	20,863	375,743
MTC Technologies Inc. (1)	6,829	164,169
TVI Corp. (1)	46,032	97,128
United Industrial Corp.	9,732	520,662

		1,960,148
AGRICULTURE—0.16%
Alico Inc.	2,337	136,738
Alliance One International Inc. (1)	32,407	132,869
Cadiz Inc. (1)	2,346	46,216
Hines Horticulture Inc. (1)	28,537	41,949

		357,772
AIRLINES—0.33%
ExpressJet Holdings Inc. (1)	27,506	181,815
Frontier Airlines Holdings Inc. (1)	21,615	178,324
Hawaiian Holdings Inc. (1)	2,969	12,351
MAIR Holdings Inc. (1)	2,079	11,871
Mesa Air Group Inc. (1)	21,801	169,176
Midwest Air Group Inc. (1)(2)	2,941	23,175
Pinnacle Airlines Corp. (1)	20,491	151,838

		728,550
APPAREL—1.07%
Ashworth Inc. (1)	13,286	91,009
Bakers Footwear Group Inc. (1)	1,155	15,234
Cherokee Inc.	11,228	411,057
Cutter & Buck Inc.	10,949	105,877
Deckers Outdoor Corp. (1)	4,957	234,565
Hartmarx Corp. (1)	20,677	139,983
Maidenform Brands Inc. (1)	1,219	23,527
Mossimo Inc. (1)	20,770	163,044
Perry Ellis International Inc. (1)	13,007	401,656
Rocky Brands Inc. (1)	6,174	73,903
Stride Rite Corp.	27,413	382,685

Tandy Brands Accessories Inc.	13,007	138,264
True Religion Apparel Inc. (1)(2)	3,506	74,012
Unifi Inc. (1)	34,432	82,637

		2,337,453
AUTO MANUFACTURERS—0.15%
A.S.V. Inc. (1)(2)	11,228	167,409
Wabash National Corp.	11,301	154,711

		322,120
AUTO PARTS & EQUIPMENT—0.68%
Accuride Corp. (1)	6,718	73,965
Aftermarket Technology Corp. (1)	14,034	249,244
Amerigon Inc. Class A (1)	16,747	144,024
Amerityre Corp. (1)	4,831	29,856
Commercial Vehicle Group Inc. (1)	8,751	168,544
Exide Technologies Inc. (1)	21,146	78,875
Fuel Systems Solutions Inc. (1)	3,443	43,795
Hayes Lemmerz International Inc. (1)	11,503	25,537
Miller Industries Inc. (1)	2,813	51,394
Noble International Ltd.	2,407	30,112
Proliance International Inc. (1)	1,015	4,639
Spartan Motors Inc.	9,918	186,756
Standard Motor Products Inc.	4,027	48,284
Strattec Security Corp. (1)	986	37,734
Superior Industries International Inc. (2)	6,630	111,318
Supreme Industries Inc.	782	5,177
Titan International Inc. (2)	11,414	206,365

		1,495,619
BANKS—12.54%
AmericanWest Bancorporation	7,828	166,345
Ameris Bancorp	12,445	338,628
AmeriServ Financial Inc. (1)	35,556	157,513
Ames National Corp.	155	3,319
Arrow Financial Corp.	10,198	258,634
Bancorp Inc. (The) (1)	11,228	286,202
Bancshares of Florida Inc. (1)	1,519	32,021
BancTrust Financial Group Inc.	10,852	302,662
Bank of Granite Corp.	15,443	270,716
Bank of the Ozarks Inc.	12,038	407,727
Banner Corp.	8,608	353,272
Bridge Capital Holdings (1)	2,476	54,918
Bryn Mawr Bank Corp.	11,907	263,145
Camden National Corp.	622	25,004
Capital Corp of the West	584	18,116
Capital Crossing Bank (1)	8,515	247,786
Cardinal Financial Corp.	30,223	331,244
Cass Information Systems Inc.	234	7,748
Center Bancorp Inc.	1,553	25,469
Center Financial Corp.	11,321	269,213
Citizens & Northern Corp. (2)	2,020	45,309
City Bank	12,530	589,286
Coast Financial Holdings Inc. (1)	659	10,979
Coastal Financial Corp.	37,275	469,666
CoBiz Inc.	8,879	202,974
Columbia Bancorp	976	24,000
Columbia Banking System Inc.	16,468	527,141
Community Bancorp (1)	10,852	331,095
Community Bancorp Inc.	389	15,902
Community Bancshares Inc. (1)	6,952	69,520
Community Bank System Inc.	8,124	180,028
Community Trust Bancorp Inc.	9,231	347,547

Eastern Virginia Bankshares	517	10,940
EuroBancshares Inc. (1)	9,910	93,848
Financial Institutions Inc.	10,294	240,468
First Bancorp (North Carolina)	9,639	196,443
First Busey Corp. Class A	10,181	231,211
First Citizens Banc Corp.	62	1,209
First Community Bancshares Inc.	7,298	243,534
First Financial Corp.	10,006	319,291
First Indiana Corp.	15,325	398,603
First Merchants Corp.	13,217	312,582
First Regional Bancorp (1)	270	9,199
First Security Group Inc.	3,888	44,790
1st Source Corp.	4,857	143,379
First South Bancorp Inc.	401	12,267
First State Bancorp	9,732	252,740
Firstbank Corp.	246	5,830
FirstBank NW Corp.	459	12,779
Flag Financial Corp.	4,696	117,588
FNB United Corp.	625	11,644
Gateway Financial Holdings Inc.	12,321	175,944
GB&T Bancshares Inc. (2)	10,197	214,647
German American Bancorp Inc.	19,054	268,852
Great Southern Bancorp Inc.	4,957	139,292
Greene County Bancshares Inc.	684	25,007
Harleysville National Corp.	9,548	191,915
Heartland Financial USA Inc.	9,628	247,247
Heritage Commerce Corp.	8,887	205,645
Horizon Financial Corp.	9,449	282,147
IBERIABANK Corp.	11,134	679,174
Independent Bank Corp. (Massachusetts)	17,402	565,913
Independent Bank Corp. (Michigan)	5,512	133,836
Integra Bank Corp.	24,045	607,858
Interchange Financial Services Corp.	12,069	273,001
Intervest Bancshares Corp. (1)	851	37,070
ITLA Capital Corp.	3,639	195,633
Lakeland Bancorp Inc. (2)	14,930	213,200
Lakeland Financial Corp.	15,742	370,094
LNB Bancorp Inc.	17,568	301,467
Macatawa Bank Corp.	11,736	268,637
MainSource Financial Group Inc.	23,390	396,928
MBT Financial Corp.	11,600	172,144
Mercantile Bank Corp.	10,909	431,451
Mid-State Bancshares	5,593	153,024
Midwest Banc Holdings Inc.	18,150	443,223
Millenium Bankshares Corp.	589	5,154
Nara Bancorp Inc.	19,650	359,398
Northern Empire Bancshares (1)	807	22,612
Old Second Bancorp Inc.	15,999	479,330
Omega Financial Corp.	10,035	301,752
Oriental Financial Group Inc.	18,150	216,348
Pacific Mercantile Bancorp (1)	9,077	146,957
Peoples Bancorp Inc.	11,586	338,659
Pinnacle Financial Partners Inc. (1)	9,043	323,739
Placer Sierra Bancshares	963	21,388
Preferred Bank	8,140	488,156
PremierWest Bancorp	7,304	116,791
QCR Holdings Inc.	1,240	21,688
R&G Financial Corp. Class B	10,797	80,438
Renasant Corp.	13,577	381,106
Republic First Bancorp Inc. (1)	15,098	200,199
Riverview Bancorp	75	1,012
Sandy Spring Bancorp Inc.	9,198	325,241
SCBT Financial Corp.	9,253	346,062

Seacoast Banking Corp. of Florida	9,698	292,880
Security Bank Corp.	8,928	201,862
Simmons First National Corp. Class A	9,565	277,481
Smithtown Bancorp Inc.	757	20,431
Southcoast Financial Corp. (1)	183	3,889
Southern Community Financial Corp.	24,629	239,394
Southside Bancshares Inc.	13,070	348,838
Southwest Bancorp Inc.	16,337	421,821
State National Bancshares Inc.	2,682	101,889
Sterling Bancorp	13,182	259,158
Sterling Financial Corp. (Pennsylvania)	6,013	132,226
Suffolk Bancorp	7,112	227,015
Summit Bancshares Inc.	11,790	331,535
Summit Financial Group Inc.	151	2,772
Sun American Bancorp (1)	6,963	36,904
Sun Bancorp Inc. (New Jersey) (1)	1,805	33,988
Superior Bancorp (1)	15,219	175,018
SY Bancorp Inc.	9,530	282,755
Temecula Valley Bancorp Inc. (1)	262	6,222
Texas Capital Bancshares Inc. (1)	17,685	331,063
Texas United Bancshares Inc.	930	30,681
TIB Financial Corp.	671	21,425
TriCo Bancshares	8,976	222,156
Union Bankshares Corp.	7,003	310,373
United Security Bancshares Inc.	34	949
United Western Bancorp Inc. (1)	324	6,895
Univest Corp. of Pennsylvania	7,391	213,526
Valley Bancorp (1)	38	1,680
Vineyard National Bancorp	10,759	279,304
Virginia Commerce Bancorp Inc. (1)	12,440	276,168
Virginia Financial Group Inc.	10,104	277,456
Waccamaw Bankshares Inc. (1)	95	1,662
Washington Trust Bancorp Inc.	8,887	235,594
West Bancorporation	17,487	299,203
West Coast Bancorp	10,270	313,646
Wilshire Bancorp Inc.	16,282	310,009
Yardville National Bancorp	13,773	491,145

		27,479,866
BEVERAGES—0.64%
Boston Beer Co. Inc. Class A (1)	10,666	350,378
Coca-Cola Bottling Co. Consolidated	8,124	503,526
Green Mountain Coffee Roasters Inc. (1)	5,519	203,099
Jones Soda Co. (1)	11,769	105,333
Peet’s Coffee & Tea Inc. (1)	9,732	243,397

		1,405,733
BIOTECHNOLOGY—3.47%
Aastrom Biosciences Inc. (1)	105,451	122,323
Advanced Magnetics Inc. (1)	5,802	197,848
ADVENTRX Pharmaceuticals Inc. (1)(2)	31,064	85,115
American Oriental Bioengineering Inc. (1)	14,804	90,008
Anesiva Inc. (1)	1,076	7,295
ARIAD Pharmaceuticals Inc. (1)	38,158	166,369
ArQule Inc. (1)	25,289	106,467
Avant Immunotherapeutics Inc. (1)	57,636	75,503
Avigen Inc. (1)	22,363	115,617
Barrier Therapeutics Inc. (1)	14,301	92,384
Biocryst Pharmaceuticals Inc. (1)	19,013	237,092
Bodisen Biotech Inc. (1)	7,041	62,947
Cambrex Corp.	15,979	330,925
Cell Genesys Inc. (1)(2)	28,537	130,414
Coley Pharmaceutical Group Inc. (1)	3,758	42,916

Cotherix Inc. (1)	10,313	72,810
CryoLife Inc. (1)	4,270	27,541
CuraGen Corp. (1)(2)	33,114	113,912
Curis Inc. (1)	46,599	63,841
Cytogen Corp. (1)	14,127	33,057
Cytokinetics Inc. (1)	20,889	134,316
deCODE genetics Inc. (1)(2)	36,769	202,229
Diversa Corp. (1)	8,590	68,892
Dyadic International Inc. (1)	4,036	17,153
Encysive Pharmaceuticals Inc. (1)	25,272	108,670
EntreMed Inc. (1)	28,444	52,906
Enzo Biochem Inc. (1)	16,185	197,295
Enzon Pharmaceuticals Inc. (1)	27,656	228,162
Gene Logic Inc. (1)	19,460	30,163
Genitope Corp. (1)(2)	23,323	68,103
Genomic Health Inc. (1)	2,072	29,961
GenVec Inc. (1)	17,886	20,032
Geron Corp. (1)	38,270	239,953
GTx Inc. (1)	1,097	10,136
Halozyme Therapeutics Inc. (1)	59,048	156,477
Hana Biosciences Inc. (1)	12,090	82,937
Harvard Bioscience Inc. (1)	29,099	130,945
Immunogen Inc. (1)	32,940	116,608
Immunomedics Inc. (1)(2)	32,936	58,626
Incyte Corp. (1)	31,875	134,831
Inovio Biomedical Corp. (1)(2)	25,448	65,401
InterMune Inc. (1)	16,283	267,367
Kosan Biosciences Inc. (1)	18,139	87,611
Lexicon Genetics Inc. (1)	44,831	169,013
Maxygen Inc. (1)	22,623	187,997
Metabasis Therapeutics Inc. (1)	4,054	22,783
Micormet Inc. (1)	8,178	21,835
Momenta Pharmaceuticals Inc. (1)	6,870	92,882
Monogram Biosciences Inc. (1)	98,881	151,288
Nanogen Inc. (1)(2)	64,681	115,132
Neose Technologies Inc. (1)	21,708	42,982
Neurobiological Technologies Inc. (1)	29,964	71,314
Northfield Laboratories Inc. (1)(2)	17,235	247,495
Novavax Inc. (1)	21,920	83,077
Orchid Cellmark Inc. (1)	22,004	51,049
Oscient Pharmaceuticals Corp. (1)	48,187	49,633
Oxigene Inc. (1)	16,092	62,920
Panacos Pharmaceuticals Inc. (1)	19,219	95,326
Peregrine Pharmaceuticals Inc. (1)	132,112	167,782
Regeneration Technologies Inc. (1)	20,584	144,500
RegeneRx Biopharmaceuticals Inc. (1)	17,778	33,600
Repligen Corp. (1)	21,987	74,756
Sangamo BioSciences Inc. (1)	6,422	35,706
Savient Pharmaceuticals Inc. (1)	42,102	274,084
Seattle Genetics Inc. (1)	6,390	31,055
Sirna Therapeutics Inc. (1)	22,081	122,991
Sonus Pharmaceuticals Inc. (1)	19,460	91,267
StemCells Inc. (1)	53,892	114,790
SuperGen Inc. (1)	33,023	153,887
Tercica Inc. (1)	2,480	13,218
Third Wave Technologies Inc. (1)	19,460	87,181
Vical Inc. (1)	20,837	105,227

		7,597,928
BUILDING MATERIALS—0.70%
AAON Inc.	2,114	48,220
Apogee Enterprises Inc.	20,770	315,912
Comfort Systems USA Inc.	22,362	256,269

Craftmade International Inc.	7,019	120,235
ElkCorp	5,279	143,325
Fiberstars Inc. (1)	6,364	45,566
LSI Industries Inc.	19,836	322,335
Trex Co. Inc. (1)(2)	3,072	74,220
U.S. Concrete Inc. (1)	30,316	197,357

		1,523,439
CHEMICALS—0.85%
Aceto Corp.	16,375	115,280
American Vanguard Corp.	4,050	56,700
Balchem Corp.	1,857	36,750
ICO Inc. (1)	48,090	318,356
Innospec Inc.	7,767	230,680
Landec Corp. (1)	18,741	202,403
O2Diesel Corp. (1)	8,934	7,415
OMNOVA Solutions Inc. (1)	24,983	104,429
Penford Corp.	9,732	147,342
Pioneer Companies Inc. (1)	8,515	208,703
Quaker Chemical Corp.	7,860	152,877
Tronox Inc. Class B	14,055	179,482
Wellman Inc.	26,572	106,022

		1,866,439
COAL—0.05%
James River Coal Co. (1)(2)	9,541	100,658

		100,658
COMMERCIAL SERVICES—4.78%
ACE Cash Express Inc. (1)	8,232	246,054
Albany Molecular Research Inc. (1)	15,436	144,481
Barrett Business Services Inc. (1)	409	8,781
Bowne & Co. Inc.	22,173	316,630
Cadmus Communications Corp.	7,205	107,643
Carriage Services Inc. (1)	16,375	76,307
Cash Systems Inc. (1)(2)	15,638	109,310
CDI Corp.	11,414	236,384
Clark Inc.	8,886	100,145
Clayton Holdings Inc. (1)	1,122	14,104
Coinmach Service Corp. Class A	8,401	83,422
Collectors Universe	2,364	32,978
Compass Diversified Trust	395	6,043
Cornell Companies Inc. (1)	7,953	137,428
CorVel Corp. (1)	570	19,996
CPI Corp.	845	41,016
CRA International Inc. (1)	4,609	219,665
Cross Country Healthcare Inc. (1)	11,396	193,732
Diamond Management & Technology Consultants Inc. (1)	19,650	218,901
Document Security Systems Inc. (1)(2)	8,515	84,043
Dollar Financial Corp. (1)	7,674	167,447
Edgewater Technology Inc. (1)	3,701	21,096
Educate Inc. (1)	1,327	10,603
Electro Rent Corp. (1)	12,818	218,034
Escala Group Inc. (1)(2)	6,550	35,632
Exponent Inc. (1)	12,511	208,558
First Consulting Group Inc. (1)	20,605	200,899
Forrester Research Inc. (1)	8,608	226,476
Franklin Covey Co. (1)	9,356	51,364
Geo Group Inc. (The) (1)	6,175	260,894
Healthcare Services Group Inc. (2)	19,181	482,594
HMS Holdings Corp. (1)	14,875	187,722
Home Solutions of America Inc. (1)(2)	12,708	69,640

Hooper Holmes Inc.	35,928	121,077
Hudson Highland Group Inc. (1)	15,627	153,145
Huron Consulting Group Inc. (1)	8,389	328,849
ICT Group Inc. (1)	1,316	41,415
Integrated Alarm Services Group Inc. (1)(2)	24,045	93,775
Intersections Inc. (1)	8,329	76,877
Kendle International Inc. (1)	8,887	284,562
Kforce Inc. (1)	27,227	324,818
Landauer Inc.	5,333	270,650
LECG Corp. (1)	10,852	203,584
Mac-Gray Corp. (1)	2,638	30,996
Medifast Inc. (1)	3,481	30,215
Michael Baker Corp. (1)	2,652	53,995
Midas Inc. (1)	11,321	234,118
Monro Muffler Brake Inc.	6,736	229,091
Multi-Color Corp.	848	24,380
Odyssey Marine Exploration Inc. (1)	28,816	75,210
On Assignment Inc. (1)	18,619	182,652
PDI Inc. (1)	6,922	80,434
PeopleSupport Inc. (1)	16,092	297,702
PharmaNet Development Group Inc. (1)	5,979	116,172
PRA International (1)	5,652	150,852
Pre-Paid Legal Services Inc. (2)	3,001	119,050
Princeton Review Inc. (The) (1)	644	3,336
Providence Service Corp. (The) (1)	10,104	278,769
ProxyMed Inc. (1)	161	745
Rent-Way Inc. (1)	21,425	224,748
Rewards Network Inc. (1)	6,135	29,877
Rural/Metro Corp. (1)	18,433	160,920
Saba Software Inc. (1)	5,411	28,516
Senomyx Inc. (1)	13,312	204,605
Services Acquisition Corp. International (1)(2)	16,537	147,179
SM&A (1)	2,979	18,202
Source Interlink Companies Inc. (1)(2)	23,111	219,554
Spherion Corp. (1)	42,854	306,406
Standard Parking Corp. (1)	6,081	190,822
StarTek Inc.	10,011	124,837
Team Inc. (1)	1,036	25,962
TNS Inc. (1)	9,930	149,546
Traffic.com Inc. (1)	1,964	9,918
Vertrue Inc. (1)	5,333	209,694
Volt Information Sciences Inc. (1)	2,243	79,739

		10,475,016
COMPUTER SYSTEMS—0.00%
Electronic Clearing House Inc. (1)	225	4,050

		4,050
COMPUTERS—3.83%
Adept Technology Inc. (1)	1,485	17,523
Agilysys Inc.	19,367	271,913
Ansoft Corp. (1)	10,294	256,424
Applix Inc. (1)	5,415	48,789
Carreker Corp. (1)	12,563	77,137
Catapult Communications Corp. (1)	7,112	59,456
CIBER Inc. (1)	32,653	216,489
Computer Horizons Corp. (1)	25,169	100,676
Computer Task Group Inc. (1)	21,239	84,531
COMSYS IT Partners Inc. (1)	6,244	107,334
Comtech Group Inc. (1)	3,033	45,404
Covansys Corp. (1)	20,022	343,177
Cray Inc. (1)	21,368	237,612
Digimarc Corp. (1)	15,683	121,543

Dot Hill Systems Corp. (1)	34,618	135,010
Echelon Corp. (1)	13,941	114,595
Hutchinson Technology Inc. (1)	7,279	153,077
iGATE Corp. (1)	4,588	22,665
Immersion Corp. (1)	18,995	135,814
InFocus Corp. (1)	35,742	102,222
Integral Systems Inc.	3,497	109,316
Internet Commerce Corp. Class A (1)	1,562	6,123
Intervoice Inc. (1)	26,948	170,850
Iomega Corp. (1)	32,936	95,844
Kanbay International Inc. (1)	13,945	286,709
LivePerson Inc. (1)	24,890	133,659
Magma Design Automation Inc. (1)	21,987	200,082
Manhattan Associates Inc. (1)	9,979	240,893
Maxwell Technologies Inc. (1)(2)	7,484	152,225
McDATA Corp. Class A (1)	76,256	383,568
Mercury Computer Systems Inc. (1)	5,751	68,149
Mobility Electronics Inc. (1)(2)	19,274	107,163
NCI Inc. Class A (1)	2,495	29,915
Ness Technologies Inc. (1)	14,503	193,615
NetScout Systems Inc. (1)	13,208	85,720
Overland Storage Inc. (1)	19,650	126,742
PacificNet Inc. (1)	5,413	27,173
PAR Technology Corp. (1)	4,492	40,742
Pomeroy IT Solutions Inc. (1)	1,668	13,644
Quantum Corp. (1)	114,896	250,473
Radiant Systems Inc. (1)	15,813	191,021
RadiSys Corp. (1)	14,596	310,165
Rainmaker Systems Inc. (1)	3,225	18,447
Rimage Corp. (1)	8,515	190,906
SI International Inc. (1)	6,776	216,696
Sigma Designs Inc. (1)	15,627	233,624
Silicon Storage Technology Inc. (1)	56,604	233,208
Stratasys Inc. (1)	20,792	549,117
Synaptics Inc. (1)	13,208	321,879
TechTeam Global Inc. (1)	2,672	21,136
3D Systems Corp. (1)(2)	9,918	181,896
TransAct Technologies Inc. (1)	9,255	82,369
Tyler Technologies Inc. (1)(2)	19,087	246,795
Xanser Corp. (1)	36,959	216,210

		8,387,465
COSMETICS & PERSONAL CARE—0.08%
Elizabeth Arden Inc. (1)	8,847	142,968
Parlux Fragrances Inc. (1)(2)	8,044	40,944

		183,912
DISTRIBUTION & WHOLESALE—0.45%
Bell Microproducts Inc. (1)	18,805	97,598
Core-Mark Holding Co. Inc. (1)	3,372	105,678
Handleman Co.	16,937	128,552
Industrial Distribution Group Inc. (1)	12,069	106,690
MWI Veterinary Supply Inc. (1)	2,410	80,807
Navarre Corp. (1)(2)	17,778	71,468
NuCo2 Inc. (1)	9,732	261,791
Rentrak Corp. (1)	11,790	134,642

		987,226
DIVERSIFIED FINANCIAL SERVICES—1.10%
Aether Holdings Inc. (1)	8,430	50,074
Asta Funding Inc.	6,922	259,506
Consumer Portfolio Services (1)	16,840	97,504
Delta Financial Corp.	2,231	20,436

Diamond Hill Investment Group (1)	1,820	115,115
Encore Capital Group Inc. (1)	10,852	140,859
eSpeed Inc. (1)	12,910	118,772
Federal Agricultural Mortgage Corp.	2,426	64,216
FirstCity Financial Corp. (1)	11,702	123,690
International Assets Holding Corp. (1)(2)	2,435	56,857
Landenburg Thalmann Financial Services Inc. (1)	9,820	10,311
MarketAxess Holdings Inc. (1)	17,402	182,199
Marlin Business Services Corp. (1)	3,204	66,964
MCF Corp. (1)	74,290	51,260
Penson Worldwide Inc. (1)	513	9,208
Sanders Morris Harris Group Inc.	9,890	123,724
Stifel Financial Corp. (1)	4,458	141,497
SWS Group Inc.	2,856	71,086
Thomas Weisel Partners Group Inc. (1)	153	2,456
U.S. Global Investors Inc. Class A (1)(2)	1,629	40,025
United PanAm Financial Corp. (1)	1,570	24,304
Westwood Holdings Group Inc.	3,883	77,815
World Acceptance Corp. (1)	12,724	559,602

		2,407,480
ELECTRIC—0.20%
Central Vermont Public Service Corp.	9,263	204,805
Empire District Electric Co. (The)	8,523	190,745
Green Mountain Power Corp.	515	17,186
Unitil Corp.	670	16,281

		429,017
ELECTRICAL COMPONENTS & EQUIPMENT—1.50%
Active Power Inc. (1)	25,169	62,922
American Superconductor Corp. (1)	21,332	197,534
C&D Technologies Inc.	16,937	120,253
Capstone Turbine Corp. (1)(2)	62,407	87,994
Cherokee International Corp. (1)	14,782	51,737
China BAK Battery Inc. (1)	10,763	72,327
Color Kinetics Inc. (1)	8,984	152,548
Distributed Energy Systems Corp. (1)	20,677	66,787
GrafTech International Ltd. (1)	62,685	366,080
Greatbatch Inc. (1)	12,631	285,713
Insteel Industries Inc.	9,918	197,071
Lamson & Sessions Co. (1)(2)	8,701	207,258
Magnetek Inc. (1)	21,615	74,788
Powell Industries Inc. (1)	816	18,058
Power-One Inc. (1)	47,249	342,083
Research Frontiers Inc. (1)(2)	23,194	99,734
Superior Essex Inc. (1)	14,503	496,728
Ultralife Batteries Inc. (1)	13,755	143,190
Universal Display Corp. (1)	18,057	199,169
Valence Technology Inc. (1)(2)	26,851	52,091

		3,294,065
ELECTRONICS—3.47%
American Science & Engineering Inc. (1)(2)	6,081	295,050
Axsys Technologies Inc. (1)	4,585	77,945
Badger Meter Inc.	10,294	259,306
Bel Fuse Inc. Class B	9,918	318,269
BTU International Inc. (1)	1,073	12,908
California Micro Devices Corp. (1)	20,398	104,030
CTS Corp.	25,169	346,829
Cubic Corp.	21,239	415,860
Cyberoptics Corp. (1)	7,391	97,561
DDI Corp. (1)	2,852	22,074
Electro Scientific Industries Inc. (1)	18,150	373,890

Excel Technology Inc. (1)	7,298	215,948
FARO Technologies Inc. (1)	7,484	142,944
Frequency Electronics Inc.	8,232	106,769
hi/fn inc. (1)	1,120	5,275
II-VI Inc. (1)	14,220	354,362
Innovex Inc. (1)	18,619	38,541
International DisplayWorks Inc. (1)	22,925	146,032
Iteris Inc. (1)	24,138	60,104
L-1 Identity Solutions Inc. (1)	36,072	470,740
LaBarge Inc. (1)	6,922	71,989
LeCroy Corp. (1)	11,600	159,848
Lo-Jack Corp. (1)	12,817	251,085
LOUD Technologies Inc. (1)	2,831	49,542
Measurements Specialties Inc. (1)	8,887	165,743
Mechanical Technology Inc. (1)	25,262	46,229
Merix Corp. (1)	19,836	190,624
Methode Electronics Inc.	27,413	260,698
Metrologic Instruments Inc. (1)	8,329	151,255
Molecular Devices Corp. (1)	11,883	219,717
Nu Horizons Electronics Corp. (1)	3,762	47,928
OSI Systems Inc. (1)	10,197	199,861
OYO Geospace Corp. (1)	255	14,471
Photon Dynamics Inc. (1)	10,759	142,772
Planar Systems Inc. (1)	10,759	122,115
RAE Systems Inc. (1)	28,444	86,754
Sonic Solutions Inc. (1)	14,689	223,860
Spatialight Inc. (1)(2)	22,334	46,678
Spectrum Control Inc. (1)	15,530	145,982
SRS Labs Inc. (1)	14,689	91,072
Stoneridge Inc. (1)	8,794	62,613
Taser International Inc. (1)(2)	21,073	161,419
TTM Technologies Inc. (1)	27,413	320,732
UQM Technologies Inc. (1)	27,789	76,142
X-Rite Inc.	20,741	222,758
Zygo Corp. (1)	16,937	215,947

		7,612,271
ENERGY - ALTERNATE SOURCES—0.33%
DayStar Technologies Inc. (1)(2)	9,852	59,999
FuelCell Energy Inc. (1)	31,342	238,513
Green Plains Renewable Energy Inc. (1)	806	15,129
MGP Ingredients Inc.	2,773	58,982
Millennium Cell Inc. (1)(2)	47,811	50,680
Plug Power Inc. (1)(2)	26,948	109,678
Quantum Fuel Systems Technologies Worldwide Inc. (1)(2)	30,688	60,762
Syntroleum Corp. (1)	26,479	126,834

		720,577
ENGINEERING & CONSTRUCTION—0.18%
ENGlobal Corp. (1)(2)	8,887	55,011
Layne Christensen Co. (1)	8,422	240,617
Sterling Construction Co. Inc. (1)	5,333	106,980

		402,608
ENTERTAINMENT—0.66%
Bluegreen Corp. (1)	11,697	134,165
Carmike Cinemas Inc.	11,507	197,690
Century Casinos Inc. (1)	6,580	65,405
Churchill Downs Inc.	1,982	83,363
Dover Downs Gaming & Entertainment Inc.	13,452	163,442
Dover Motorsports Inc.	21,332	115,619
Empire Resorts Inc. (1)	10,668	76,276

Great Wolf Resorts Inc. (1)	9,109	108,944
Image Entertainment Inc. (1)	24,700	85,956
Lakes Gaming Inc. (1)	9,173	88,611
Nevada Gold & Casinos Inc. (1)	1,964	9,486
Progressive Gaming International Corp. (1)(2)	17,276	141,663
Silverleaf Resorts Inc. (1)	279	1,066
Steinway Musical Instruments Inc. (1)	2,843	79,604
Youbet.com Inc. (1)	25,945	97,034

		1,448,324
ENVIRONMENTAL CONTROL—0.57%
ADE-ES Inc. (1)	559	7,267
American Ecology Corp.	11,414	225,312
Calgon Carbon Corp. (1)	27,603	122,005
Casella Waste Systems Inc. Class A (1)	17,030	176,090
Darling International Inc. (1)	38,323	160,573
Perma-Fix Environmental Services Inc. (1)	59,039	122,211
Synagro Technologies Inc.	43,602	184,000
Waste Services Inc. (1)	17,435	159,356
WCA Waste Corp. (1)	17,592	99,043

		1,255,857
FOOD—1.41%
American Italian Pasta Co. Class A (1)(2)	5,172	40,238
Ark Restaurants Corp.	855	22,640
Benihana Inc. (1)	1,998	57,942
Calavo Growers Inc.	1,305	12,176
Cal-Maine Foods Inc.	21,615	143,307
Chiquita Brands International Inc.	16,139	215,940
Diamond Foods Inc.	4,736	67,772
Frisch’s Restaurants Inc.	362	8,702
Imperial Sugar Co.	9,639	299,966
Ingles Markets Inc. Class A	11,973	315,848
J&J Snack Foods Corp.	11,119	345,801
Lifeway Foods Inc. (1)(2)	8,600	58,824
M&F Worldwide Corp. (1)	3,030	44,541
Monterey Gourmet Foods Inc. (1)	3,040	11,491
Nash Finch Co.	9,356	220,147
Pathmark Stores Inc. (1)	24,636	245,128
Premium Standard Farms Inc.	3,099	59,036
Rocky Mountain Chocolate Factory Inc.	5,147	69,845
Sanfilippo (John B.) & Son Inc. (1)	5,895	60,129
Spartan Stores Inc.	16,375	276,737
Tasty Baking Co.	23,483	214,400
Village Super Market Inc. Class A	152	10,169
Wild Oats Markets Inc. (1)(2)	17,216	278,383

		3,079,162
FOREST PRODUCTS & PAPER—0.70%
Buckeye Technologies Inc. (1)	16,748	142,358
Caraustar Industries Inc. (1)	19,274	153,614
Mercer International Inc. (1)(2)	23,111	218,168
Neenah Paper Inc.	9,918	339,493
Pope & Talbot Inc. (1)	14,689	84,462
Rock-Tenn Co. Class A	19,649	389,050
Schweitzer-Mauduit International Inc.	10,196	193,520
Xerium Technologies Inc.	433	4,798

		1,525,463
GAS—0.48%
Cascade Natural Gas Corp.	11,321	295,365
EnergySouth Inc.	17,236	581,715
SEMCO Energy Inc. (1)	30,409	171,507

		1,048,587

HEALTH CARE - PRODUCTS—5.00%
Abaxis Inc. (1)	16,092	376,392
ABIOMED Inc. (1)	17,964	265,688
Adeza Biomedical Corp. (1)	6,523	107,042
Align Technology Inc. (1)	39,486	449,351
AngioDynamics Inc. (1)	4,514	93,485
Aspect Medical Systems Inc. (1)	5,178	88,388
ATS Medical Inc. (1)	28,913	68,235
BioLase Technology Inc. (1)(2)	14,875	92,969
Bioveris Corp. (1)	5,607	52,650
Bruker BioSciences Corp. (1)	7,002	49,084
Caliper Life Sciences Inc. (1)	2,587	12,625
Candela Corp. (1)	18,995	207,235
Cantel Medical Corp. (1)	7,019	97,494
Cardiac Science Corp. (1)	5,234	38,732
Cepheid Inc. (1)	30,033	216,838
Cerus Corp. (1)	14,317	79,459
Cholestech Corp. (1)	9,639	115,668
Columbia Laboratories Inc. (1)	30,595	105,859
Conceptus Inc. (1)	20,305	359,195
CONMED Corp. (1)	10,169	214,668
Cutera Inc. (1)	7,125	189,454
Cynosure Inc. Class A (1)	127	1,842
Datascope Corp.	10,759	360,104
Delcath Systems Inc. (1)	8,884	34,381
DexCom Inc. (1)	4,482	49,885
Digirad Corp. (1)	17,309	64,563
Electro-Optical Sciences Inc. (1)	1,855	9,850
Encore Medical Corp. (1)	34,994	220,462
Endologix Inc. (1)	22,363	89,676
EPIX Pharmaceuticals Inc. (1)	18,660	77,252
Hanger Orthopedic Group Inc. (1)	17,871	117,591
HealthTronics Inc. (1)	22,549	139,127
HemoSense Inc. (1)	1,604	3,689
ICU Medical Inc. (1)	9,170	417,052
Immunicon Corp. (1)	14,782	64,745
Interleukin Genetics Inc. (1)	7,565	45,995
IntraLase Corp. (1)	12,835	252,978
IRIS International Inc. (1)	12,255	140,933
Kensey Nash Corp. (1)(2)	6,829	199,885
Lifecore Biomedical Inc. (1)	8,736	123,178
Luminex Corp. (1)	16,022	292,081
Medical Action Industries Inc. (1)	1,163	31,273
Merge Technologies Inc. (1)	11,600	79,808
Merit Medical Systems Inc. (1)	17,871	242,688
Microtek Medical Holdings Inc. (1)	32,746	114,611
Micrus Endovascular Corp. (1)	4,363	56,588
Minrad International Inc. (1)	10,657	42,521
Natus Medical Inc. (1)	16,937	231,190
Neurometrix Inc. (1)	5,426	103,148
NMT Medical Inc. (1)	10,573	163,353
NuVasive Inc. (1)	13,539	272,269
NxStage Medical Inc. (1)	1,247	10,936
OraSure Technologies Inc. (1)	27,975	224,919
Orthovita Inc. (1)	32,746	114,284
Palatin Technologies Inc. (1)	40,327	95,978
PhotoMedex Inc. (1)	40,606	66,188
Possis Medical Inc. (1)	14,410	141,939
Quidel Corp. (1)	25,076	354,073
Retractable Technologies Inc. (1)	32,374	109,424
RITA Medical Systems Inc. (1)	38,269	120,547

Rockwell Medical Technologies Inc. (1)	6,051	46,472
Solexa Inc. (1)(2)	9,000	79,380
Somanetics Corp. (1)	10,011	199,820
Sonic Innovations Inc. (1)	18,340	75,194
SonoSite Inc. (1)	11,042	313,593
Spectranetics Corp. (1)	18,433	215,666
Staar Surgical Co. (1)	25,076	188,572
Stereotaxis Inc. (1)	7,580	78,453
Synergetics USA Inc. (1)	5,587	24,918
Synovis Life Technologies Inc. (1)	682	4,958
ThermoGenesis Corp. (1)	38,831	150,276
TriPath Imaging Inc. (1)	24,514	221,361
Vascular Solutions Inc. (1)	12,538	97,170
Visicu Inc. (1)	577	5,176
Vital Images Inc. (1)	10,011	316,147
VNUS Medical Technologies Inc. (1)	1,174	7,807
Zila Inc. (1)	33,591	83,306
Zoll Medical Corp. (1)	7,953	285,433

		10,955,219
HEALTH CARE - SERVICES—2.25%
Air Methods Corp. (1)	12,255	289,218
Alliance Imaging Inc. (1)	11,135	86,964
Allied Healthcare International Inc. (1)	29,847	59,396
Amedisys Inc. (1)(2)	9,733	386,108
America Service Group Inc. (1)	8,887	115,620
American Dental Partners Inc. (1)	11,507	190,326
Bio-Reference Laboratories Inc. (1)	2,541	57,045
Capital Senior Living Corp. (1)	11,621	107,494
Continucare Corp. (1)	27,134	67,835
Five Star Quality Care Inc. (1)	10,524	113,238
Gentiva Health Services Inc. (1)	17,402	286,089
Horizon Health Corp. (1)	7,674	117,182
Hythiam Inc. (1)(2)	14,103	101,824
I-trax Inc. (1)	5,799	16,295
LHC Group Inc. (1)	2,844	63,478
Matria Healthcare Inc. (1)	9,732	270,452
MedCath Corp. (1)	6,174	185,776
Metropolitan Health Networks Inc. (1)	31,905	71,786
National Dentex Corp. (1)	501	9,845
NovaMed Inc. (1)	11,672	91,975
Odyssey Healthcare Inc. (1)	21,801	309,138
Option Care Inc.	14,972	200,475
PainCare Holdings Inc. (1)	13,197	19,004
Pediatric Services of America Inc. (1)	8,794	106,319
Psychemedics Corp.	12,255	206,864
Q-Med Inc. (1)	10,011	51,256
Radiation Therapy Services Inc. (1)	7,860	229,748
RehabCare Group Inc. (1)	10,852	142,161
Res-Care Inc. (1)	15,437	310,129
Sun Healthcare Group Inc. (1)	12,343	132,564
SunLink Health Systems Inc. (1)	9,918	82,319
Symbion Inc. (1)	12,352	226,783
U.S. Physical Therapy Inc. (1)	11,414	136,055
VistaCare Inc. Class A (1)	8,794	91,458

		4,932,219
HOLDING COMPANIES - DIVERSIFIED—0.06%
Resource America Inc. Class A	3,948	82,118
Star Maritime Acquisition Corp. (1)	4,192	40,285

		122,403

HOME BUILDERS—0.44%
Cavalier Homes Inc. (1)	16,654	53,126
Cavco Industries Inc. (1)	4,399	138,612
Coachmen Industries Inc.	9,449	102,144
Fleetwood Enterprises Inc. (1)	35,743	240,550
Levitt Corp. Class A	4,375	51,450
M/I Homes Inc.	3,302	116,726
Modtech Holdings Inc. (1)	14,220	79,063
Monaco Coach Corp.	15,814	176,168

		957,839
HOME FURNISHINGS—0.77%
American Technology Corp. (1)(2)	17,216	65,765
American Woodmark Corp.	3,461	116,601
Applica Inc. (1)	689	3,714
Audiovox Corp. Class A (1)	12,724	177,118
Bassett Furniture Industries Inc.	8,701	141,304
DTS Inc. (1)	12,724	269,494
Hooker Furniture Corp.	6,364	93,296
Kimball International Inc. Class B	15,251	294,344
Stanley Furniture Co. Inc.	10,666	227,292
TiVo Inc. (1)	36,433	276,526
Universal Electronics Inc. (1)	1,069	20,311

		1,685,765
HOUSEHOLD PRODUCTS & WARES—0.67%
CNS Inc.	9,903	279,562
Ennis Inc.	21,425	463,851
Prestige Brands Holdings Inc. (1)	11,721	130,572
Standard Register Co. (The)	9,560	126,192
WD-40 Co.	13,286	473,912

		1,474,089
HOUSEWARES—0.19%
Libbey Inc.	11,976	134,011
Lifetime Brands Inc.	1,742	32,262
National Presto Industries Inc.	4,458	246,394

		412,667
INSURANCE—1.23%
Affirmative Insurance Holdings Inc.	10,104	148,024
AmCOMP Inc. (1)	1,657	16,106
American Independence Corp. (1)	930	10,593
American Physicians Capital Inc. (1)	4,864	235,320
Amerisafe Inc. (1)	889	8,712
Baldwin & Lyons Inc. Class B	10,573	256,078
Bristol West Holdings Inc.	994	14,463
Brooke Corp.	757	9,841
Citizens Inc. (1)(2)	18,042	104,824
Crawford & Co. Class B	18,805	127,686
Darwin Professional Underwriters Inc. (1)	130	2,887
Direct General Corp.	11,507	154,884
Donegal Group Inc. Class A	2,458	49,701
EMC Insurance Group Inc.	598	17,246
Enstar Group Inc. (1)	629	60,095
First Acceptance Corp. (1)	1,949	22,394
FPIC Insurance Group Inc. (1)	5,988	237,185
Investors Title Co.	406	18,676
James River Group Inc. (1)	2,192	64,335
KMG America Corp. (1)	16,092	118,276
Meadowbrook Insurance Group (1)	6,127	68,990
National Atlantic Holdings Corp. Class A (1)	2,043	23,392
National Interstate Corp.	6,044	148,682
North Pointe Holdings Corp. (1)	139	1,287

NYMAGIC Inc.	3,863	122,457
Penn Treaty American Corp. (1)	10,975	80,557
PMA Capital Corp. Class A (1)	24,235	213,753
ProCentury Corp.	5,302	79,530
Republic Companies Group Inc.	5,331	106,087
SCPIE Holdings Inc. (1)	1,924	45,291
SeaBright Insurance Holdings Inc. (1)	4,573	63,885
Specialty Underwriters’ Alliance Inc. (1)	3,581	29,722
21st Century Holding Co.	2,022	37,326

		2,698,285
INTERNET—5.14%
Access Integrated Technologies Inc. Class A (1)	4,804	45,494
ActivIdentity Corp. (1)	35,366	166,220
Agile Software Corp. (1)	36,304	237,065
Alloy Inc. (1)	4,272	50,452
Answers Corp. (1)	8,571	93,424
Answerthink Inc. (1)	27,603	74,252
Applied Digital Solutions Inc. (1)	50,867	82,405
Arbinet-thexchange Inc. (1)	6,721	35,084
Art Technology Group Inc. (1)	64,841	165,993
AsiaInfo Holdings Inc. (1)	29,192	131,364
@Road Inc. (1)	36,304	212,015
Audible Inc. (1)(2)	20,782	150,877
Autobytel Inc. (1)	34,779	101,902
Blue Coat Systems Inc. (1)	4,452	80,181
Blue Nile Inc. (1)(2)	9,732	353,758
Centillium Communications Inc. (1)	27,320	55,733
Chordiant Software Inc. (1)	57,822	177,514
Click Commerce Inc. (1)(2)	4,585	103,713
Cogent Communications Group Inc. (1)	6,061	70,247
Corillian Corp. (1)	28,351	77,682
Covad Communications Group Inc. (1)	137,166	204,377
CyberSource Corp. (1)	21,518	254,558
Drugstore.com Inc. (1)	47,718	164,627
eCollege.com Inc. (1)	13,100	209,469
EDGAR Online Inc. (1)	3,376	12,289
eDiets.com Inc. (1)	7,684	25,741
Entrust Inc. (1)	39,296	135,964
ePlus Inc. (1)	7,953	77,542
eResearch Technology Inc. (1)	21,392	173,489
FTD Group Inc. (1)	1,341	20,718
Globix Corp. (1)	10,442	48,555
Harris Interactive Inc. (1)	41,916	255,688
Health Grades Inc. (1)	7,605	33,310
HealthStream Inc. (1)	19,460	67,526
Hollywood Media Corp. (1)	23,204	90,728
i2 Technologies Inc. (1)	3,620	67,803
I-many Inc. (1)	4,186	8,372
iMergent Inc. (1)(2)	3,329	47,039
Internap Network Services Corp. (1)	11,811	179,763
Internet Capital Group Inc. (1)	23,204	219,278
Interwoven Inc. (1)	25,355	279,666
iPass Inc. (1)	40,513	189,601
Jupitermedia Corp. (1)	6,838	59,217
Keynote Systems Inc. (1)	17,123	180,305
Knot Inc. (The) (1)	9,449	209,106
Lionbridge Technologies Inc. (1)	31,076	237,110
MIVA Inc. (1)	16,468	54,344
Napster Inc. (1)	22,270	95,093
NetBank Inc.	40,513	245,104
NetRatings Inc. (1)	10,876	154,765
Network Engines Inc. (1)	42,292	89,236

NIC Inc. (1)	8,867	45,665
1-800 CONTACTS INC. (1)(2)	2,012	30,160
1-800-FLOWERS.COM Inc. (1)	18,150	95,469
Online Resources Corp. (1)	18,305	224,236
Overstock.com Inc. (1)(2)	4,018	70,436
PC-Tel Inc. (1)	14,352	150,696
Perficient Inc. (1)	5,274	82,696
PlanetOut Inc. (1)	14,296	65,762
ProQuest Co. (1)	8,747	113,886
Quovadx Inc. (1)	31,533	82,301
RightNow Technologies Inc. (1)	9,356	146,047
S1 Corp. (1)	46,315	213,512
Safeguard Scientifics Inc. (1)	36,681	71,895
Secure Computing Corp. (1)	30,971	196,046
Selectica Inc. (1)	26,196	63,656
SonicWALL Inc. (1)	33,777	368,845
Stellent Inc.	19,367	209,938
SumTotal Systems Inc. (1)	18,150	135,218
SupportSoft Inc. (1)	30,595	133,700
TeleCommunication Systems Inc. (1)(2)	22,735	61,157
Terremark Worldwide Inc. (1)	24,607	136,569
TheStreet.com Inc.	4,328	46,050
Travelzoo Inc. (1)	7,089	204,305
TriZetto Group Inc. (The) (1)	19,474	294,836
TRX Inc. (1)	986	4,989
Tumbleweed Communications Corp. (1)	36,583	103,164
24/7 Real Media Inc. (1)	25,731	219,743
Varsity Group Inc. (1)	14,410	55,046
Vasco Data Security International Inc. (1)	17,760	183,994
Vignette Corp. (1)	19,459	263,475
WatchGuard Technologies Inc. (1)	32,653	138,775
Web.com Inc. (1)	736	3,062
webMethods Inc. (1)	33,401	255,518
WebSideStory Inc. (1)	13,253	175,072
Website Pros Inc. (1)	1,862	20,221
WorldGate Communications Inc. (1)(2)	34,535	50,766

		11,272,664
INVESTMENT COMPANIES—0.67%
Capital Southwest Corp.	103	12,272
Gladstone Capital Corp. (2)	12,910	284,149
Gladstone Investment Corp.	11,128	162,469
Harris & Harris Group Inc. (1)	12,631	155,109
Hercules Technology Growth Capital Inc.	8,545	109,632
Medallion Financial Corp.	12,724	140,346
MVC Capital Inc.	6,095	78,991
NGP Capital Resources Co.	6,554	95,623
Patriots Capital Funding Inc.	11,753	156,550
Prospect Energy Corp.	7,756	120,528
Technology Investment Capital Corp.	7,285	106,580
UTEK Corp.	2,825	56,585

		1,478,834
IRON & STEEL—0.26%
Material Sciences Corp. (1)	6,922	68,943
Olympic Steel Inc.	7,019	174,492
Steel Technologies Inc.	8,701	170,801
Universal Stainless & Alloy Products Inc. (1)	1,594	35,865
Wheeling-Pittsburgh Corp. (1)	7,484	128,051

		578,152

LEISURE TIME—0.74%
Aldila Inc.	4,958	76,601
Ambassadors Group Inc.	15,158	428,668
Ambassadors International Inc.	1,962	61,980
Arctic Cat Inc.	27,199	451,503
Bally Total Fitness Holding Corp. (1)(2)	10,425	15,742
Escalade Inc.	7,577	75,770
K2 Inc. (1)	17,556	205,932
Multimedia Games Inc. (1)	16,468	149,529
Nautilus Inc. (2)	12,041	165,564

		1,631,289
LODGING—0.60%
Interstate Hotels & Resorts Inc. (1)	24,700	266,266
Lodgian Inc. (1)	12,817	170,210
Marcus Corp.	5,529	127,001
Monarch Casino & Resort Inc. (1)	5,988	116,107
Morgans Hotel Group Co. (1)	7,160	89,500
MTR Gaming Group Inc. (1)	18,433	173,086
Red Lion Hotels Corp. (1)	2,931	31,538
Riviera Holdings Corp. (1)	6,457	131,917
Sands Regent (The) (1)	1,732	25,460
Trump Entertainment Resorts Inc. (1)	11,103	188,307

		1,319,392
MACHINERY—1.44%
Cascade Corp.	8,329	380,219
Columbus McKinnon Corp. (1)	12,445	224,383
Flow International Corp. (1)	16,561	214,796
Gehl Corp. (1)	7,860	210,491
Gerber Scientific Inc. (1)	18,150	271,887
Global Power Equipment Group Inc. (1)	24,983	53,214
Gorman-Rupp Co. (The)	44	1,439
Hurco Companies Inc. (1)	5,229	125,653
Intevac Inc. (1)	16,937	284,542
iRobot Corp. (1)(2)	2,524	50,631
Kadant Inc. (1)	2,064	50,692
Lindsay Manufacturing Co.	10,104	290,490
Park-Ohio Holdings Corp. (1)	6,643	91,607
Presstek Inc. (1)	21,615	116,505
Robbins & Myers Inc.	1,067	32,992
Tecumseh Products Co. Class A (1)	13,379	203,495
Tennant Co.	17,772	432,570
TurboChef Technologies Inc. (1)(2)	8,046	111,839

		3,147,445
MANUFACTURING—1.25%
Ameron International Corp.	5,054	335,788
Blount International Inc. (1)	10,296	103,166
Flanders Corp. (1)	13,007	111,340
GenTek Inc. (1)	10,104	278,971
GP Strategies Corp. (1)	12,538	93,659
Myers Industries Inc.	21,053	357,901
Nanophase Technologies Corp. (1)(2)	12,069	72,776
Portec Rail Products Inc.	12,255	117,648
PW Eagle Inc. (2)	2,951	88,560
Quixote Corp.	5,895	105,049
Raven Industries Inc.	12,255	367,773
Reddy Ice Holdings Inc.	4,626	111,949
Smith & Wesson Holding Corp. (1)	17,778	246,759
Standex International Corp.	1,946	54,254
Sturm, Ruger & Co. Inc. (1)	18,619	144,111
Tredegar Corp.	8,639	144,617

		2,734,321

MEDIA—1.42%
Acacia Research Corp. - Acacia
Technologies Group (1)	30,033	340,875
Acme Communications Inc. (1)	18,898	99,403
Beasley Broadcast Group Inc. Class A	17,510	123,095
Charter Communications Inc. Class A (1)	184,422	280,321
Courier Corp.	5,333	198,068
Crown Media Holdings Inc. (1)	2,922	13,120
Emmis Communications Corp. (1)	14,271	174,820
Fisher Communications Inc. (1)	6,738	279,964
4Kids Entertainment Inc. (1)	8,422	138,963
Global Traffic Network Inc. (1)	4,693	22,010
Gray Television Inc.	17,742	113,726
Journal Register Co.	11,126	63,084
Lin TV Corp. Class A (1)	11,156	86,794
LodgeNet Entertainment Corp. (1)	14,317	270,305
Moscow CableCom Corp. (1)	4,587	41,421
New Frontier Media Inc. (1)	13,941	115,013
Nexstar Broadcasting Group Inc. Class A (1)	5,829	23,025
NTN Communications Inc. (1)	45,753	59,479
Outdoor Channel Holdings Inc. (1)	6,332	68,955
Playboy Enterprises Inc. Class B (1)	17,216	162,003
PRIMEDIA Inc. (1)	77,996	118,554
Private Media Group Inc. (1)(2)	762	3,078
Regent Communications Inc. (1)	28,695	108,754
Saga Communications Inc. (1)	7,931	61,386
Salem Communications Corp. Class A	3,558	40,241
Spanish Broadcasting System Inc. Class A (1)	19,200	83,904
Young Broadcasting Inc. Class A (1)	6,658	15,313

		3,105,674
METAL FABRICATE & HARDWARE—0.74%
Castle (A.M.) & Co.	6,364	170,810
CIRCOR International Inc.	10,295	314,512
Dynamic Materials Corp.	4,848	157,172
Foster (L.B.) Co. Class A (1)	1,733	27,901
Ladish Co. Inc. (1)	14,220	410,674
NN Inc.	11,600	137,228
Northwest Pipe Co. (1)	4,116	123,480
RBC Bearings Inc. (1)	7,618	183,975
Sun Hydraulics Corp.	4,771	97,853

		1,623,605
MINING—0.30%
Brush Engineered Materials Inc. (1)	14,127	351,338
Charles & Colvard Ltd. (2)	11,910	135,536
Mines Management Inc. (1)(2)	12,724	71,254
U.S. Energy Corp. (1)	23,111	93,137

		651,265
OFFICE & BUSINESS EQUIPMENT—0.00%
TRM Corp. (1)	2,495	5,564

		5,564
OIL & GAS—2.16%
Abraxas Petroleum Corp. (1)	17,030	52,112
Adams Resources & Energy Inc.	6,081	211,923
American Oil & Gas Inc. (1)	34,149	174,843
Arena Resources Inc. (1)	3,433	110,268
Aurora Oil & Gas Corp. (1)	23,678	72,455
Brigham Exploration Co. (1)	21,801	147,593
Bronco Drilling Co. Inc. (1)	4,217	74,135
Callon Petroleum Co. (1)	8,139	110,365

Cano Petroleum Inc. (1)	11,598	46,856
Clayton Williams Energy Inc. (1)	4,492	136,108
Contango Oil & Gas Co. (1)	12,255	144,977
CREDO Petroleum Corp. (1)	325	4,404
Double Eagle Petroleum Co. (1)	10,689	202,022
Edge Petroleum Corp. (1)	12,255	201,840
Endeavour International Corp. (1)	39,869	106,849
Exploration Company of Delaware (The) (1)	19,444	186,079
FX Energy Inc. (1)	9,507	48,486
Gasco Energy Inc. (1)(2)	46,315	125,051
GeoGlobal Resources Inc. (1)(2)	15,251	89,371
GMX Resources Inc. (1)	5,895	185,044
Goodrich Petroleum Corp. (1)	5,147	155,028
Harvest Natural Resources Inc. (1)	21,987	227,565
McMoRan Exploration Co. (1)(2)	13,287	235,711
Meridian Resource Corp. (The) (1)	48,652	148,875
Panhandle Royalty Co. Class A	455	8,190
Petroleum Development Corp. (1)	10,666	425,467
PetroQuest Energy Inc. (1)	26,948	281,068
Quest Resource Corp. (1)	6,422	57,027
Toreador Resources Corp. (1)(2)	8,701	160,272
Transmeridian Exploration Inc. (1)(2)	40,797	161,148
Tri-Valley Corp. (1)(2)	17,402	125,816
VAALCO Energy Inc. (1)	41,730	299,621
Whittier Energy Corp. (1)	4,279	26,744

		4,743,313
OIL & GAS SERVICES—0.95%
Allis-Chalmers Energy Inc. (1)	6,643	97,254
Dawson Geophysical Co. (1)	6,643	197,297
Flotek Industries Inc. (1)	2,157	33,239
Gulf Island Fabrication Inc.	7,932	206,946
Infinity Energy Resources Inc. (1)	14,778	58,669
MarkWest Hydrocarbon Inc.	9,199	257,572
Matrix Service Co. (1)	20,398	267,010
Metretek Technologies Inc. (1)(2)	5,975	71,342
Mitcham Industries Inc. (1)	9,732	102,867
NATCO Group Inc. Class A (1)	5,129	147,715
Natural Gas Services Group Inc. (1)	3,168	40,867
Newpark Resources Inc. (1)	57,543	306,704
Omni Energy Services Corp. (1)	5,651	42,835
Particle Drilling Technologies Inc. (1)	314	813
TGC Industries Inc. (1)	3,399	27,872
Trico Marine Services Inc. (1)	2,987	100,811
Union Drilling Inc. (1)	2,576	28,336
Warrior Energy Service Corp. (1)	4,003	103,077

		2,091,226
PACKAGING & CONTAINERS—0.22%
AEP Industries Inc. (1)	7,112	298,348
Chesapeake Corp.	13,379	191,453

		489,801
PHARMACEUTICALS—4.80%
ACADIA Pharmaceuticals Inc. (1)	9,946	85,933
Accelrys Inc. (1)	5,037	31,683
Acusphere Inc. (1)	8,058	29,089
Advancis Pharmaceutical Corp. (1)	2,252	13,467
Akorn Inc. (1)	15,346	55,399
Alfacell Corp. (1)(2)	33,870	46,402
Allos Therapeutics Inc. (1)	37,986	143,207
Alnylam Pharmaceuticals Inc. (1)(2)	12,762	183,900
Altus Pharmaceuticals Inc. (1)	405	6,468

Anadys Pharmaceuticals Inc. (1)	13,031	37,790
Anika Therapeutics Inc. (1)	8,984	119,757
Antigenics Inc. (1)(2)	32,158	49,845
Array BioPharma Inc. (1)	21,439	182,660
AtheroGenics Inc. (1)(2)	24,138	317,897
Auxilium Pharmaceuticals Inc. (1)	14,487	146,608
AVANIR Pharmaceuticals Class A (1)(2)	18,281	126,505
AVI BioPharma Inc. (1)(2)	14,402	52,279
Bentley Pharmaceuticals Inc. (1)	8,515	102,180
Bioenvision Inc. (1)	28,351	156,214
BioScrip Inc. (1)	30,878	93,252
BioSphere Medical Inc. (1)	2,197	14,500
Bradley Pharmaceuticals Inc. (1)(2)	9,639	153,453
Caraco Pharmaceutical Laboratories Ltd. (1)	1,728	17,556
Cell Therapeutics Inc. (1)(2)	105,357	180,160
Chelsea Therapeutics International (1)	4,394	16,917
CollaGenex Pharmaceuticals Inc. (1)	11,042	143,436
CombinatoRX Inc. (1)	9,442	58,824
Connetics Corp. (1)	13,949	152,044
Cortex Pharmaceuticals Inc. (1)(2)	34,339	103,704
Cyclacel Pharmaceuticals Inc. (1)	3,688	17,702
Cypress Bioscience Inc. (1)	8,940	65,262
Cytomedix Inc. (1)(2)	5,984	16,037
Cytrx Corp. (1)(2)	18,069	23,128
Dendreon Corp. (1)	43,400	193,998
Depomed Inc. (1)	33,777	137,810
Discovery Laboratories Inc. (1)	143,523	305,704
DOV Pharmaceutical Inc. (1)	14,875	13,388
Durect Corp. (1)	27,041	110,868
DUSA Pharmaceuticals Inc. (1)(2)	18,691	78,128
Dyax Corp. (1)	28,241	94,043
Dynavax Technologies Corp. (1)(2)	21,993	94,790
Emisphere Technologies Inc. (1)	6,329	53,480
Favrille Inc. (1)	389	1,692
Generex Biotechnology Corp. (1)(2)	26,991	46,155
Genta Inc. (1)(2)	78,406	61,157
Hemispherx Biopharma Inc. (1)(2)	49,307	92,204
Hi-Tech Pharmacal Co. Inc. (1)	5,833	73,729
Hollis-Eden Pharmaceuticals Inc. (1)	15,530	82,154
Icagen Inc. (1)	3,047	2,803
Idenix Pharmaceuticals Inc. (1)(2)	7,946	77,076
I-Flow Corp. (1)	13,379	160,816
Immtech Pharmaceuticals Inc. (1)(2)	12,923	62,030
Indevus Pharmaceuticals Inc. (1)	37,210	220,283
InSite Vision Inc. (1)	27,384	43,267
Insmed Inc. (1)	104,054	141,513
Inspire Pharmaceuticals Inc. (1)	31,085	158,223
Introgen Therapeutics Inc. (1)(2)	23,545	105,953
Isis Pharmaceuticals Inc. (1)	44,033	316,157
ISTA Pharmaceuticals Inc. (1)	15,319	90,842
La Jolla Pharmaceutical Co. (1)(2)	390	1,451
Mannatech Inc. (2)	10,666	189,002
Matrixx Initiatives Inc. (1)	8,887	169,120
Nabi Biopharmaceuticals (1)	21,075	121,814
Nastech Pharmaceutical Co. Inc. (1)	13,755	209,901
Neogen Corp. (1)	3,040	65,846
NeoPharm Inc. (1)	15,348	74,438
Neurogen Corp. (1)	2,803	18,892
NitroMed Inc. (1)(2)	4,124	13,073
NovaDel Pharma Inc. (1)	8,221	10,770
Noven Pharmaceuticals Inc. (1)	14,875	358,785
NPS Pharmaceuticals Inc. (1)	29,400	112,014
Nutraceutical International Corp. (1)	4,094	55,924

Nutrition 21 Inc. (1) (2)	8,443	14,438
Pain Therapeutics Inc. (1)(2)	23,673	204,061
Penwest Pharmaceuticals Co. (1)	19,367	322,461
PetMed Express Inc. (1)	15,530	162,133
Pharmacopeia Drug Discovery (1)	25,638	97,168
Pharmacyclics Inc. (1)	10,694	51,973
Point Therapeutics Inc. (1)	19,836	29,754
Poniard Pharmaceuticals Inc. (1)	4,636	16,226
POZEN Inc. (1)(2)	20,115	258,679
Progenics Pharmaceuticals Inc. (1)	11,716	274,857
Pro-Pharmaceuticals Inc. (1)(2)	29,568	24,246
Questcor Pharmaceuticals Inc. (1)	1,671	2,507
Quigley Corp. (The) (1)	2,224	16,791
Reliv International Inc.	10,600	95,400
Renovis Inc. (1)	11,213	154,291
Repros Therapeutics Inc. (1)	2,145	16,624
Rigel Pharmaceuticals Inc. (1)	22,852	234,690
Salix Pharmaceuticals Ltd. (1)	20,801	282,062
Santarus Inc. (1)(2)	21,987	163,144
Schiff Nutrition International Inc. (1)	2,374	16,523
SciClone Pharmaceuticals Inc. (1)	4,228	9,809
SCOLR Pharma Inc. (1)(2)	25,824	154,944
Somaxon Pharmaceuticals Inc. (1)	834	10,267
Spectrum Pharmaceuticals Inc. (1)	2,929	15,348
Star Scientific Inc. (1)	12,926	39,941
Sunesis Pharmaceuticals Inc. (1)	4,645	23,504
Theragenics Corp. (1)	28,161	81,104
Threshold Pharmaceuticals Inc. (1)	4,452	11,442
Titan Pharmaceuticals Inc. (1)	2,467	5,427
Trimeris Inc. (1)	13,273	116,802
Vanda Pharmaceuticals Inc. (1)	6,876	63,878
ViaCell Inc. (1)	7,287	30,605
Vion Pharmaceuticals Inc. (1)	51,556	56,196
VIVUS Inc. (1)	39,486	146,098
XenoPort Inc. (1)	7,576	154,323

		10,520,267
REAL ESTATE—0.56%
Avatar Holdings Inc. (1)(2)	5,054	298,489
California Coastal Communities Inc. (1)	7,197	147,970
Consolidated-Tomoka Land Co.	3,651	234,285
HouseValues Inc. (1)(2)	8,760	51,158
Tarragon Corp. (2)	7,205	75,004
Thomas Properties Group Inc.	16,903	217,204
ZipRealty Inc. (1)(2)	26,397	194,282

		1,218,392
REAL ESTATE INVESTMENT TRUSTS—5.32%
Aames Investment Corp.	11,256	39,621
Affordable Residential Communities Inc. (1)	17,495	169,527
Agree Realty Corp.	12,882	423,174
American Campus Communities Inc.	11,600	295,916
American First Apartment Investors Inc.	17,608	294,054
Amerivest Properties Inc. (1)	25,262	123,784
AmREIT Class A	3,694	27,077
Anworth Mortgage Asset Corp.	27,602	230,477
Arbor Realty Trust Inc.	9,077	232,008
Associated Estates Realty Corp.	21,653	334,972
BNP Residential Properties Inc.	11,885	282,269
Capital Lease Funding Inc.	33,963	376,650
Capital Trust Inc. Class A	11,593	472,183
Capstead Mortgage Corp.	17,964	155,029
Cedar Shopping Centers Inc.	25,169	406,983

CentraCore Properties Trust	13,472	427,736
Columbia Equity Trust Inc.	8,871	147,702
Eagle Hospitality Properties Trust Inc.	3,023	28,114
ECC Capital Corp.	9,365	9,552
Education Realty Trust Inc.	17,216	254,108
Feldman Mall Properties Inc.	4,612	50,870
Fieldstone Investment Corp.	10,506	91,717
First Potomac Realty Trust	13,755	415,676
Gladstone Commercial Corp.	26,557	533,796
GMH Communities Trust	17,871	225,532
Government Properties Trust Inc.	4,527	40,834
Gramercy Capital Corp.	8,887	224,041
Hersha Hospitality Trust	37,424	359,270
HomeBanc Corp.	36,211	222,698
Investors Real Estate Trust	9,490	92,622
JER Investors Trust Inc.	3,341	57,332
Kite Realty Group Trust	6,068	103,399
LTC Properties Inc.	14,034	340,325
Luminent Mortgage Capital Inc.	24,138	248,380
Medical Properties Trust Inc.	8,483	113,587
MFA Mortgage Investments Inc.	17,581	130,978
Monmouth Real Estate Investment Corp. Class A	22,927	183,416
MortgageIT Holdings Inc.	12,817	180,463
Newkirk Realty Trust Inc.	1,428	23,533
NorthStar Realty Finance Corp.	10,965	139,256
One Liberty Properties Inc.	24,422	547,053
Opteum Inc. Class A	27,041	217,680
Parkway Properties Inc.	4,065	188,982
Ramco-Gershenson Properties Trust	10,465	334,357
Saul Centers Inc.	1,812	81,540
Saxon Capital Inc.	14,402	202,204
Sizeler Property Investors Inc.	20,115	302,328
Sun Communities Inc.	4,320	138,067
Sunset Financial Resources Inc.	22,717	196,275
Universal Health Realty Income Trust	12,633	452,893
Urstadt Biddle Properties Inc. Class A	2,841	51,621
Windrose Medical Properties Trust	4,868	86,066
Winston Hotels Inc.	28,537	351,576

		11,659,303
RETAIL—4.34%
AC Moore Arts & Crafts Inc. (1)	4,744	90,278
AFC Enterprises Inc. (1)	10,333	149,209
Allion Healthcare Inc. (1)	5,455	22,802
America’s Car-Mart Inc. (1)(2)	9,639	158,562
Big 5 Sporting Goods Corp.	8,816	201,005
BJ’s Restaurants Inc. (1)	10,294	226,571
Blair Corp.	7,577	195,487
Bombay Co. Inc. (The) (1)	26,572	36,404
Bon-Ton Stores Inc. (The) (2)	10,294	306,144
Books-A-Million Inc.	10,666	190,388
Buca Inc. (1)	15,494	81,653
Buffalo Wild Wings Inc. (1)	6,701	256,313
Build-A-Bear Workshop Inc. (1)(2)	4,581	104,309
Cache Inc. (1)	9,263	165,715
California Pizza Kitchen Inc. (1)	12,444	372,449
Caribou Coffee Co. Inc. (1)(2)	540	4,228
Casual Male Retail Group Inc. (1)	21,708	298,051
Celebrate Express Inc. (1)	584	7,446
Champps Entertainment Inc. (1)	13,379	81,344
Charlotte Russe Holding Inc. (1)	8,984	247,419
Citi Trends Inc. (1)(2)	1,774	61,221

Collegiate Pacific Inc.	1,766	17,271
Cosi Inc. (1)	23,204	124,373
Cost Plus Inc. (1)	11,881	142,216
CSK Auto Corp. (1)	15,789	222,625
Deb Shops Inc.	1,106	28,358
dELiA*s Inc. (1)	8,329	64,133
Denny’s Corp. (1)	60,892	207,642
Design Within Reach Inc. (1)	14,127	85,892
Duckwall-Alco Stores Inc. (1)	264	9,826
EZCORP Inc. (1)	8,139	314,817
Famous Dave’s of America Inc. (1)	8,887	135,082
Finlay Enterprises Inc. (1)	9,825	64,845
Fred’s Inc.	14,387	181,564
Hastings Entertainment Inc. (1)	14,596	98,523
Haverty Furniture Companies Inc.	17,402	277,562
Hot Topic Inc. (1)	17,954	200,008
Jo-Ann Stores Inc. (1)	7,982	133,459
Kona Grill Inc. (1)	2,895	43,425
Krispy Kreme Doughnuts Inc. (1)(2)	29,099	235,702
Lone Star Steakhouse & Saloon Inc.	5,274	146,459
Luby’s Inc. (1)	16,468	162,539
MarineMax Inc. (1)	8,139	207,138
McCormick & Schmick’s Seafood Restaurants Inc. (1)	3,817	85,844
Morton’s Restaurant Group Inc. (1)	1,044	16,088
Mothers Work Inc. (1)	1,318	63,422
Movado Group Inc.	15,813	401,966
Movie Gallery Inc. (1)(2)	8,521	16,701
Nathan’s Famous Inc. (1)	4,394	59,319
O’Charley’s Inc. (1)	17,216	326,588
RedEnvelope Inc. (1)	8,217	70,255
Restoration Hardware Inc. (1)(2)	20,491	177,657
Rex Stores Corp. (1)	2,555	36,026
Rubio’s Restaurants Inc. (1)	12,328	108,856
Rush Enterprises Inc. Class A (1)	14,034	234,087
Ruth’s Chris Steak House Inc. (1)	6,771	127,430
Ryan’s Restaurant Group Inc. (1)	17,112	271,567
Sharper Image Corp. (1)(2)	8,608	88,662
Shoe Carnival Inc. (1)	5,988	151,017
Shoe Pavilion Inc. (1)	1,717	12,534
Smart & Final Inc. (1)	9,918	169,300
Steak n Shake Co. (The) (1)	9,713	164,053
Syms Corp. (1)	1,499	30,520
Trans World Entertainment Corp. (1)	16,654	100,923
Tweeter Home Entertainment Group Inc. (1)	5,992	27,324
United Retail Group Inc. (1)	4,289	78,403
West Marine Inc. (1)	8,515	119,210
Wet Seal Inc. Class A (1)	27,831	170,882
Wilsons The Leather Experts Inc. (1)	15,530	41,155

		9,510,246
SAVINGS & LOANS—2.95%
Abington Community Bancorp Inc.	14,602	219,322
American Bancorp of New Jersey	5,578	66,099
BankFinancial Corp.	9,365	163,794
Berkshire Hills Bancorp Inc.	8,818	313,833
Beverly Hills Bancorp Inc.	8,748	71,384
BFC Financial Corp. Class A (1)	31,064	181,414
CFS Bancorp Inc.	21,746	321,623
Citizens First Bancorp Inc.	12,538	319,217
Dime Community Bancshares	1,188	17,499
First Financial Holdings Inc.	8,307	284,266
First Place Financial Corp.	10,387	235,369

Flushing Financial Corp.	11,697	204,698
Franklin Bank Corp. (Texas) (1)	22,549	448,274
KNBT Bancorp Inc.	33,122	532,602
Legacy Bancorp Inc. When Issued	1,817	28,254
OceanFirst Financial Corp.	7,391	158,537
Partners Trust Financial Group Inc.	30,688	328,668
PennFed Financial Services Inc.	7,674	128,693
Provident New York Bancorp	39,486	540,168
Synergy Financial Group Inc.	19,068	306,995
TierOne Corp.	18,057	612,674
United Community Financial Corp.	21,518	265,102
Willow Financial Bancorp Inc.	16,282	254,976
WSFS Financial Corp.	7,325	455,542

		6,459,003
SEMICONDUCTORS—2.91%
Actel Corp. (1)	15,720	244,446
ADE Corp. (1)	6,643	212,709
Advanced Analogic Technologies Inc. (1)	12,463	68,422
ANADIGICS Inc. (1)	21,078	150,918
Asyst Technologies Inc. (1)	30,502	206,194
Aviza Technology Inc. (1)	2,389	9,078
Bookham Inc. (1)(2)	20,863	67,179
Cascade Microtech Inc. (1)	5,333	66,449
CEVA Inc. (1)	17,402	98,495
Cohu Inc.	13,756	245,269
Credence Systems Corp. (1)	37,848	107,867
Electroglas Inc. (1)	14,220	38,963
EMCORE Corp. (1)(2)	27,975	165,612
ESS Technology Inc. (1)	23,390	21,753
Exar Corp. (1)	8,351	110,985
FSI International Inc. (1)	20,960	120,520
Genesis Microchip Inc. (1)	13,636	160,496
Ikanos Communications Inc. (1)	6,933	81,601
Integrated Silicon Solution Inc. (1)	20,770	115,897
IXYS Corp. (1)	14,220	119,306
Kopin Corp. (1)	42,571	142,613
Kulicke & Soffa Industries Inc. (1)	31,065	274,615
Leadis Technology Inc. (1)	14,410	57,208
LTX Corp. (1)	37,424	187,494
MathStar Inc. (1)(2)	4,308	18,955
Mattson Technology Inc. (1)	24,890	206,587
Microtune Inc. (1)	30,781	149,596
Mindspeed Technologies Inc. (1)	99,657	172,407
MIPS Technologies Inc. Class A (1)	28,630	193,253
Monolithic Power Systems Inc. (1)	12,538	118,609
MoSys Inc. (1)	4,378	29,464
Nanometrics Inc. (1)	10,011	92,602
Pericom Semiconductor Corp. (1)	18,526	180,629
Pixelworks Inc. (1)	41,717	123,065
PLX Technology Inc. (1)	15,158	157,188
PortalPlayer Inc. (1)	9,110	102,761
QuickLogic Corp. (1)	16,561	58,626
Richardson Electronics Ltd.	1,149	10,375
Rudolph Technologies Inc. (1)	17,909	328,272
Semitool Inc. (1)	3,989	41,246
SigmaTel Inc. (1)	7,777	36,396
Standard Microsystems Corp. (1)	12,444	353,658
Supertex Inc. (1)	5,988	232,754
Transmeta Corp. (1)	75,235	86,520
TranSwitch Corp. (1)	83,813	118,176
Ultra Clean Holdings Inc. (1)	2,546	27,191
Ultratech Inc. (1)	14,627	194,832

Virage Logic Corp. (1)	11,711	106,687
Volterra Semiconductor Corp. (1)	9,542	155,058
White Electronic Designs Corp. (1)	270	1,342

		6,370,338
SOFTWARE—3.82%
Actuate Corp. (1)	40,606	179,479
Altiris Inc. (1)	13,193	278,240
American Software Inc. Class A	16,468	112,806
AMICAS Inc. (1)	36,490	108,740
Aspen Technology Inc. (1)	30,595	334,097
AuthentiDate Holding Corp. (1)	23,390	38,360
Borland Software Corp. (1)	50,806	291,118
Bottomline Technologies Inc. (1)	10,480	102,285
Callidus Software Inc. (1)	7,084	34,428
CallWave Inc. (1)	1,182	3,144
Captaris Inc. (1)	20,305	118,987
Computer Programs & Systems Inc.	6,174	202,322
Concur Technologies Inc. (1)	20,305	295,438
Concurrent Computer Corp. (1)	45,005	79,659
Convera Corp. (1)(2)	10,480	55,439
DataTRAK International Inc. (1)	9,361	52,234
Dendrite International Inc. (1)	12,571	122,944
Digi International Inc. (1)	17,871	241,259
Emageon Inc. (1)	11,697	182,356
Embarcadero Technologies Inc. (1)	13,193	108,446
Epicor Software Corp. (1)	22,739	298,108
EPIQ Systems Inc. (1)(2)	10,197	149,998
FalconStor Software Inc. (1)	15,124	116,304
Indus International Inc. (1)	39,486	99,110
Infocrossing Inc. (1)	15,627	209,558
infoUSA Inc.	10,820	89,806
InPhonic Inc. (1)(2)	8,975	71,082
Interactive Intelligence Inc. (1)	1,325	15,317
Inter-Tel Inc.	4,834	104,414
InterVideo Inc. (1)	9,077	115,641
INVESTools Inc. (1)	29,940	318,262
JDA Software Group Inc. (1)	17,309	266,905
MapInfo Corp. (1)	16,092	206,460
Mediware Information Systems Inc. (1)	5,646	44,434
MetaSolv Inc. (1)	29,378	89,015
Moldflow Corp. (1)	8,597	102,390
MRO Software Inc. (1)	14,932	383,304
NaviSite Inc. (1)	7,113	25,820
Neoware Inc. (1)	9,170	124,620
Omnicell Inc. (1)	19,650	351,539
Open Solutions Inc. (1)	11,697	336,991
OPNET Technologies Inc. (1)	2,702	35,423
Packeteer Inc. (1)	24,309	209,300
PDF Solutions Inc. (1)	13,007	142,557
Peerless Systems Corp. (1)	18,927	62,081
Phase Forward Inc. (1)	19,460	232,352
Phoenix Technologies Ltd. (1)	21,239	91,328
PLATO Learning Inc. (1)	23,766	151,389
Schawk Inc.	3,159	57,557
SeaChange International Inc. (1)	17,402	154,704
Smith Micro Software Inc. (1)	9,652	138,796
Softbrands Inc. (1)	1,213	2,026
Taleo Corp. Class A (1)	1,627	16,465
Ulticom Inc. (1)	7,484	77,908
Ultimate Software Group Inc. (1)	15,999	376,456
VA Software Corp. (1)	40,889	164,374
Viewpoint Corp. (1)	4,833	5,703

		8,379,278

TELECOMMUNICATIONS—4.72%
Adaptec Inc. (1)	73,356	323,500
Airspan Networks Inc. (1)	34,149	91,861
Alaska Communications Systems Group Inc.	17,893	237,440
Anaren Inc. (1)	9,077	191,252
Applied Signal Technology Inc.	9,170	136,083
Avanex Corp. (1)	65,337	113,033
Avici Systems Inc. (1)	13,662	118,176
Aware Inc. (1)	13,319	75,386
CalAmp Corp. (1)	19,836	120,801
Carrier Access Corp. (1)	13,100	93,010
Cbeyond Inc. (1)	6,421	176,256
C-COR Inc. (1)	32,467	278,567
Consolidated Communications Holdings Inc.	8,669	162,197
CT Communications Inc.	12,623	274,172
D&E Communications Inc.	13,565	171,055
Ditech Networks Inc. (1)	21,332	164,470
EFJ Inc. (1)	14,689	108,992
8X8 Inc. (1)(2)	180,859	191,711
EMS Technologies Inc. (1)	6,829	128,249
Endwave Corp. (1)	141	1,703
Eschelon Telecom Inc. (1)	2,526	42,917
Essex Corp. (1)	11,228	195,367
Extreme Networks Inc. (1)	33,840	122,839
FairPoint Communications Inc.	12,680	220,632
Glenayre Technologies Inc. (1)	48,466	106,625
Globecomm Systems Inc. (1)	16,468	140,637
GlobeTel Communications Corp. (1)(2)	59,508	30,944
Harmonic Inc. (1)	43,788	321,842
Hector Communications Corp.	685	24,660
Hickory Tech Corp.	23,603	165,221
Hypercom Corp. (1)	35,459	240,412
I.D. Systems Inc. (1)	5,147	121,624
Iowa Telecommunications Services Inc.	13,238	261,980
Knology Inc. (1)	5,602	55,572
KVH Industries Inc. (1)	18,247	232,649
Lantronix Inc. (1)	49,497	74,246
LCC International Inc. Class A (1)(2)	25,824	94,258
Lightbridge Inc. (1)	12,047	141,191
Loral Space & Communications Inc. (1)	4,014	105,648
MRV Communications Inc. (1)(2)	75,414	208,143
Network Equipment Technologies Inc. (1)	18,247	75,178
NMS Communications Corp. (1)	39,389	114,031
North Pittsburgh Systems Inc.	9,156	230,457
Novatel Wireless Inc. (1)(2)	16,375	157,691
NTELOS Holdings Corp. (1)	6,651	84,933
Oplink Communications Inc. (1)	8,886	177,542
ParkerVision Inc. (1)(2)	11,976	87,066
Performance Technologies Inc. (1)	12,069	82,069
Premiere Global Services Inc. (1)	23,155	200,985
Radyne Corp. (1)	10,387	127,137
Rural Cellular Corp. Class A (1)	7,259	69,904
SafeNet Inc. (1)	11,473	208,694
SAVVIS Inc. (1)	14,901	424,679
Shenandoah Telecommunications Co.	2,289	99,503
Sirenza Microdevices Inc. (1)	8,412	66,455
SpectraLink Corp.	17,495	143,634
Stratex Networks Inc. (1)	71,856	319,041
Stratos International Inc. (1)	15,627	108,139
SunCom Wireless Holdings Inc. Class A (1)	30,316	29,103
SureWest Communications	11,976	233,173

Symmetricom Inc. (1)	29,192	235,579
Talk America Holdings Inc. (1)	21,615	205,343
Telkonet Inc. (1)(2)	28,444	81,065
Tollgrade Communications Inc. (1)	8,422	75,377
Tut Systems Inc. (1)(2)	20,755	19,717
US LEC Corp. Class A (1)	957	6,594
USA Mobility Inc.	12,770	291,667
Warwick Valley Telephone Co.	2,308	46,391
Westell Technologies Inc. Class A (1)	44,067	92,100
Wireless Facilities Inc. (1)	39,858	85,296
Zhone Technologies Inc. (1)	83,738	89,600

		10,333,464
TEXTILES—0.12%
Angelica Corp.	5,147	87,550
Dixie Group Inc. (1)	12,255	182,845

		270,395
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc. (1)	10,700	190,781
Lenox Group Inc. (1)	12,352	74,730
Topps Co. Inc. (The)	34,525	309,344

		574,855
TRANSPORTATION—1.43%
ABX Air Inc. (1)	39,485	221,906
Celadon Group Inc. (1)	19,793	329,356
Covenant Transport Inc. Class A (1)	9,449	115,372
Dynamex Inc. (1)	9,170	190,278
Frozen Food Express Industries Inc. (1)	14,689	111,490
GulfMark Offshore Inc. (1)	9,356	297,895
Maritrans Inc.	6,643	243,134
Marten Transport Ltd. (1)	9,825	167,909
PHI Inc. (1)	5,489	167,250
RailAmerica Inc. (1)	31,250	341,250
Saia Inc. (1)	11,790	384,354
SIRVA Inc. (1)	16,960	45,114
U.S. Xpress Enterprises Inc. Class A (1)	7,860	181,959
Universal Truckload Services Inc. (1)	10,011	259,986
USA Truck Inc. (1)	3,837	73,095

		3,130,348
TRUCKING & LEASING—0.08%
Greenbrier Companies Inc. (The)	5,147	149,314
Interpool Inc.	1,612	36,206

		185,520
WATER—0.52%
Connecticut Water Service Inc.	9,732	214,883
Middlesex Water Co.	10,759	206,896
PICO Holdings Inc. (1)	3,398	110,605
Pure Cycle Corp. (1)	2,501	18,007
SJW Corp.	8,264	247,176
Southwest Water Co.	28,080	343,418

		1,140,985
TOTAL COMMON STOCKS

(Cost: $227,495,206)		218,852,324

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.85%
CERTIFICATES OF DEPOSIT (3)—0.23%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$71,521	71,521
Societe Generale
5.33%, 12/08/06	102,173	102,173
Washington Mutual Bank
5.36%, 11/13/06	255,433	255,433
Wells Fargo Bank N.A.
4.78%, 12/05/06	81,739	81,739

		510,866
COMMERCIAL PAPER (3)—0.74%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	55,355	54,762
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	25,543	25,427
Atlantis One Funding
5.30%, 11/14/06 (4)	140,190	139,302
Beta Finance Inc.
5.27%, 01/25/07 (4)	20,435	20,091
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	32,256	31,911
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	51,794	51,466
CC USA Inc.
5.03%, 10/24/06 (4)	20,435	20,372
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	117,499	116,809
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	61,304	60,815
Curzon Funding LLC
5.29%, 11/17/06 (4)	102,173	101,483
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	75,375	74,610
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	102,173	101,647
Five Finance Inc.
5.19%, 12/01/06 (4)	45,978	45,580
Galleon Capital Corp.
5.27%, 12/18/06 (4)	14,286	14,125
General Electric Capital Services Inc.
5.22%, 12/11/06	10,217	10,114
Giro Funding US Corp.
5.34%, 10/10/06 (4)	51,087	51,026
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	49,043	48,855
HBOS Treasury Services PLC
5.27%, 12/15/06	20,435	20,213
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	204,346	203,805
Landale Funding LLC
5.31%, 11/15/06 (4)	79,695	79,178
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	55,809	55,455
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	65,902	65,476
Nationwide Building Society
5.27%, 12/15/06	35,761	35,373
Nestle Capital Corp.
5.19%, 08/09/07	61,304	58,555

Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	54,438	53,566
Sydney Capital Corp.
5.27%, 12/08/06 (4)	2,437	2,413
Tulip Funding Corp.
5.29%, 11/15/06 (4)	53,888	53,540
White Pine Finance LLC
5.12%, 10/27/06 (4)	19,311	19,242

		1,615,211
MEDIUM-TERM NOTES (3)—0.19%
Bank of America N.A.
5.28%, 04/20/07	25,543	25,543
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	76,630	76,630
K2 USA LLC
5.39%, 06/04/07 (4)	76,630	76,630
Marshall & Ilsley Bank
5.18%, 12/15/06	102,173	102,245
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	119,543	119,543
US Bank N.A.
2.85%, 11/15/06	20,435	20,389

		420,980
MONEY MARKET FUNDS—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	884,306	884,306

		884,306
REPURCHASE AGREEMENTS (3)—1.16%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $204,438 (collateralized by non-U.S. Government debt securities, value $210,590, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$204,346	204,346
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $153,328 (collateralized by non-U.S. Government debt securities, value $168,677, 0.31% to 5.25%, 6/1/35 to 8/25/36).	153,260	153,260
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $153,329 (collateralized by non-U.S. Government debt securities, value $168,677, 0.31% to 5.25%, 6/1/35 to 8/25/36).	153,260	153,260
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $10,222 (collateralized by non-U.S. Government debt securities, value $10,530, 5.75%, 3/15/16).	10,217	10,217
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $357,768 (collateralized by non-U.S. Government debt securities, value $375,689, 5.87%, 6/25/36).	357,606	357,606

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $112,442 (collateralized by non-U.S. Government debt securities, value $124,907, 0.00% to 10.00%, 5/27/33 to 9/29/36).	112,391	112,391
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $61,332 (collateralized by non-U.S. Government debt securities, value $67,257, 0.00% to 10.00%, 5/27/33 to 9/29/36).	61,304	61,304
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $204,438 (collateralized by non-U.S. Government debt securities, value $214,680, 0.00% to 9.00%, 5/1/17 to 2/25/46).	204,346	204,346
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $153,329 (collateralized by non-U.S. Government debt securities, value $211,613, 0.00% to 8.33%, 10/27/06 to 3/25/37).	153,260	153,260
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $122,665 (collateralized by non-U.S. Government debt securities, value $128,808, 0.00% to 10.00%, 10/1/06 to 9/30/36).	122,608	122,608
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $25,555 (collateralized by non-U.S. Government debt securities, value $26,839, 6.50% to 7.63%, 2/1/07 to 6/1/16).	25,543	25,543
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $204,438 (collateralized by non-U.S. Government debt securities, value $214,684, 0.79% to 9.08%, 8/5/18 to 12/20/54).	204,346	204,346
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $204,438 (collateralized by non-U.S. Government debt securities, value $210,593, 4.85% to 8.60%, 5/1/09 to 12/1/25).	204,346	204,346
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $102,219 (collateralized by non-U.S. Government debt securities, value $111,646, 4.69% to 6.41%, 12/17/19 to 6/25/45).	102,173	102,173
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $137,998 (collateralized by non-U.S. Government debt securities, value $145,225, 0.00% to 10.00%, 10/1/06 to 9/30/36).	137,934	137,934
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $74,259 (collateralized by non-U.S. Government debt securities, value $77,447, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	71,521	71,521
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $265,771 (collateralized by non-U.S. Government debt securities, value $279,083, 0.06% to 7.95%, 8/15/13 to 7/15/45).	265,650	265,650

		2,544,111
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	18,362	18,362

		18,362

VARIABLE & FLOATING RATE NOTES (3)—3.11%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	261,563	261,596
American Express Bank
5.29%, 02/28/07	102,173	102,173
American Express Centurion Bank
5.42%, 07/19/07	112,391	112,494
American Express Credit Corp.
5.43%, 07/05/07	30,652	30,667
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	19,413	19,413
ASIF Global Financing
5.51%, 05/03/07 (4)	10,217	10,221
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	66,413	66,413
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	148,151	148,156
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	260,542	260,554
BMW US Capital LLC
5.33%, 10/15/07 (4)	102,181	102,181
BNP Paribas
5.36%, 05/18/07 (4)	189,020	189,020
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	74,586	74,586
CC USA Inc.
5.48%, 07/30/07 (4)	51,087	51,093
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	25,543	25,543
Credit Agricole SA
5.48%, 07/23/07	102,173	102,173
Credit Suisse First Boston NY
5.51%, 04/24/07	51,087	51,089
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	25,543	25,543
DEPFA Bank PLC
5.43%, 09/14/07	102,173	102,173
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	117,499	117,506
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	102,173	102,173
Fifth Third Bancorp
5.31%, 09/21/07 (4)	204,346	204,346
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	102,173	102,166
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	107,282	107,305
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	357,606	357,606
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	81,739	81,749
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	153,260	153,281
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	102,173	102,173
Holmes Financing PLC
5.30%, 07/16/07 (4)	178,803	178,803
JP Morgan Chase & Co.
5.30%, 08/02/07	76,630	76,630
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	76,630	76,627

Kestrel Funding LLC
5.31%, 07/11/07 (4)	40,869	40,866
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	61,304	61,304
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	106,556	106,557
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	127,717	127,695
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	112,391	112,384
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	45,020	45,020
Marshall & Ilsley Bank
5.31%, 10/15/07	56,195	56,195
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	153,260	153,260
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	10,217	10,217
Monumental Global Funding II
5.38%, 12/27/06 (4)	20,435	20,436
Mound Financing PLC
5.30%, 05/08/07 (4)	96,043	96,043
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	306,520	306,515
National City Bank of Indiana
5.37%, 05/21/07	51,087	51,089
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	337,172	337,243
Newcastle Ltd.
5.35%, 04/24/07 (4)	36,016	36,010
Northern Rock PLC
5.37%, 08/03/07 (4)	122,608	122,611
Northlake CDO I
5.46%, 09/06/07 (4)	30,652	30,652
Principal Life Global Funding I
5.83%, 02/08/07	45,978	46,054
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	148,151	148,148
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	102,173	102,173
Strips III LLC
5.38%, 07/24/07 (4)	24,144	24,144
SunTrust Bank
5.30%, 05/01/07	102,173	102,177
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	249,303	249,283
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	143,043	143,042
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	142,292	142,292
Wachovia Bank N.A.
5.43%, 05/22/07	204,346	204,346
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	76,630	76,671
Wells Fargo & Co.
5.34%, 09/14/07 (4)	51,087	51,089
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	76,630	76,630
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	306,520	306,462
Wind Master Trust
5.32%, 07/25/07 (4)	40,869	40,869

		6,822,930

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,816,766)	12,816,766

TOTAL INVESTMENTS IN SECURITIES — 105.70% (Cost: $240,311,972)	231,669,090
Other Assets, Less Liabilities — (5.70)%	(12,498,925)

NET ASSETS — 100.00%	$219,170,165

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.44%
Clear Channel Outdoor Holdings Inc. Class A (1)	21,222	$432,929
Donnelley (R.H.) Corp.	30,729	1,625,564
Getty Images Inc. (1)	35,461	1,761,702
Harte-Hanks Inc.	33,541	883,805
Interpublic Group of Companies Inc. (1)	285,887	2,830,281
Lamar Advertising Co. (1)	49,877	2,663,931

		10,198,212
AEROSPACE & DEFENSE—0.79%
Alliant Techsystems Inc. (1)	21,124	1,712,311
Armor Holdings Inc. (1)	17,978	1,030,679
DRS Technologies Inc.	23,897	1,043,582
Goodrich Corp.	74,577	3,021,860
L-3 Communications Holdings Inc.	73,284	5,740,336
Rockwell Collins Inc.	102,796	5,637,333

		18,186,101
AGRICULTURE—0.36%
Loews Corp.—Carolina Group	56,112	3,108,044
UST Inc.	96,982	5,317,523

		8,425,567
AIRLINES—0.69%
AMR Corp. (1)	132,196	3,059,015
Continental Airlines Inc. Class B (1)	56,268	1,592,947
Southwest Airlines Co.	482,059	8,031,103
UAL Corp. (1)	63,234	1,680,127
US Airways Group Inc. (1)	37,257	1,651,603

		16,014,795
APPAREL—0.87%
Coach Inc. (1)	231,231	7,954,346
Hanesbrands Inc. (1)	57,223	1,288,090
Jones Apparel Group Inc.	67,855	2,201,216
Liz Claiborne Inc.	62,984	2,488,498
Polo Ralph Lauren Corp.	36,809	2,381,174
VF Corp.	52,830	3,853,948

		20,167,272
AUTO MANUFACTURERS—0.86%
Ford Motor Co.	1,126,725	9,115,205
Oshkosh Truck Corp.	44,366	2,239,152
PACCAR Inc.	150,202	8,564,518

		19,918,875
AUTO PARTS & EQUIPMENT—0.31%
Autoliv Inc.	49,947	2,752,579
BorgWarner Inc.	34,523	1,973,680
Goodyear Tire & Rubber Co. (The) (1)	126,625	1,836,062
TRW Automotive Holdings Corp. (1)	26,149	629,406

		7,191,727

BANKS—4.94%
AmSouth Bancorp	207,925	6,038,142
Associated Bancorp	79,649	2,588,592
BancorpSouth Inc.	47,578	1,320,765
Bank of Hawaii Corp.	30,493	1,468,543
BOK Financial Corp.	13,083	688,166
City National Corp.	25,016	1,677,573
Colonial BancGroup Inc. (The)	93,140	2,281,930
Comerica Inc.	97,598	5,555,278
Commerce Bancorp Inc.	110,851	4,069,340
Commerce Bancshares Inc.	40,259	2,035,898
Compass Bancshares Inc.	77,682	4,426,320
Cullen/Frost Bankers Inc.	33,220	1,920,780
East West Bancorp Inc.	36,423	1,442,715
First Citizens BancShares Inc. Class A	3,610	689,871
First Horizon National Corp.	74,166	2,819,050
Fulton Financial Corp.	104,124	1,685,768
Huntington Bancshares Inc.	147,549	3,530,848
Investors Financial Services Corp.	39,662	1,708,639
KeyCorp	242,751	9,088,597
M&T Bank Corp.	45,691	5,481,092
Marshall & Ilsley Corp.	152,069	7,326,684
Mercantile Bankshares Corp.	74,188	2,690,799
North Fork Bancorp Inc.	278,078	7,964,154
Northern Trust Corp.	130,972	7,652,694
Popular Inc.	167,524	3,256,667
Sky Financial Group Inc.	60,432	1,504,757
South Financial Group Inc. (The)	44,980	1,170,829
Synovus Financial Corp.	162,724	4,779,204
TCF Financial Corp.	79,504	2,090,160
TD Banknorth Inc.	60,455	1,745,940
UnionBanCal Corp.	32,264	1,964,878
Valley National Bancorp	70,246	1,796,190
Webster Financial Corp.	31,668	1,491,879
Whitney Holding Corp.	39,409	1,409,660
Wilmington Trust Corp.	40,928	1,823,342
Zions Bancorporation	63,766	5,089,164

		114,274,908
BEVERAGES—0.74%
Brown-Forman Corp. Class B	37,103	2,843,945
Coca-Cola Enterprises Inc.	183,660	3,825,638
Constellation Brands Inc. (1)	119,573	3,441,311
Hansen Natural Corp. (1)	36,586	1,188,313
Molson Coors Brewing Co. Class B	29,439	2,028,347
Pepsi Bottling Group Inc.	82,849	2,941,139
PepsiAmericas Inc.	37,437	798,906

		17,067,599
BIOTECHNOLOGY—1.07%
Celgene Corp. (1)	208,655	9,034,761
Charles River Laboratories International Inc. (1)	41,094	1,783,891
Invitrogen Corp. (1)	32,086	2,034,573
MedImmune Inc. (1)	149,512	4,367,246
Millennium Pharmaceuticals Inc. (1)	193,662	1,926,937
Millipore Corp. (1)	32,057	1,965,094
PDL BioPharma Inc. (1)	74,128	1,423,258
Vertex Pharmaceuticals Inc. (1)	66,386	2,233,889

		24,769,649

BUILDING MATERIALS—0.80%
American Standard Companies Inc.	107,154	4,497,253
Eagle Materials Inc.	30,188	1,016,732
Florida Rock Industries Inc.	30,221	1,169,855
Lennox International Inc.	36,160	828,064
Martin Marietta Materials Inc.	27,566	2,332,635
Masco Corp.	238,629	6,543,207
USG Corp. (1)	44,460	2,091,398

		18,479,144
CHEMICALS—2.50%
Air Products & Chemicals Inc.	134,641	8,936,123
Airgas Inc.	40,567	1,467,308
Albemarle Corp.	23,572	1,280,667
Ashland Inc.	38,400	2,449,152
Cabot Corp.	38,039	1,415,051
Celanese Corp. Class A	45,556	815,452
Chemtura Corp.	2,619	22,707
Cytec Industries Inc.	24,744	1,375,519
Eastman Chemical Co.	49,142	2,654,651
Ecolab Inc.	108,386	4,641,089
FMC Corp.	23,460	1,503,082
Huntsman Corp. (1)	64,567	1,175,119
International Flavors & Fragrances Inc.	54,744	2,164,578
Lubrizol Corp.	41,242	1,885,997
Lyondell Chemical Co.	130,501	3,310,810
Mosaic Co. (The) (1)(2)	78,791	1,331,568
PPG Industries Inc.	99,507	6,674,930
Rohm & Haas Co.	96,704	4,578,934
RPM International Inc.	71,123	1,350,626
Sherwin-Williams Co. (The)	67,923	3,788,745
Sigma-Aldrich Corp.	40,302	3,049,652
Valhi Inc.	4,373	101,672
Valspar Corp. (The)	60,976	1,621,962
Westlake Chemical Corp.	8,130	260,241

		57,855,635
COAL—0.31%
Arch Coal Inc.	90,450	2,614,909
CONSOL Energy Inc.	112,725	3,576,764
Foundation Coal Holdings Inc.	31,597	1,022,795
Massey Energy Co.	594	12,438

		7,226,906
COMMERCIAL SERVICES—2.34%
ADESA Inc.	53,901	1,245,652
Alliance Data Systems Corp. (1)	48,925	2,700,171
Apollo Group Inc. Class A (1)	84,123	4,142,217
ARAMARK Corp. Class B	71,338	2,344,167
Block (H & R) Inc.	197,552	4,294,780
Career Education Corp. (1)	1,534	34,515
ChoicePoint Inc. (1)	51,638	1,848,640
Convergys Corp. (1)	84,064	1,735,922
Corporate Executive Board Co. (The)	24,136	2,170,068
Corrections Corp. of America (1)	36,071	1,560,071
Donnelley (R.R.) & Sons Co.	130,003	4,284,899
Equifax Inc.	77,135	2,831,626
Hewitt Associates Inc. Class A (1)	32,721	793,811
Iron Mountain Inc. (1)	69,020	2,963,719
ITT Educational Services Inc. (1)	26,245	1,740,043
Laureate Education Inc. (1)	26,166	1,252,305
Manpower Inc.	52,756	3,232,360

Monster Worldwide Inc. (1)	74,852	2,708,894
Pharmaceutical Product Development Inc.	60,858	2,172,022
Quanta Services Inc. (1)	65,403	1,102,695
Robert Half International Inc.	90,549	3,075,950
Service Corp. International	177,410	1,657,009
ServiceMaster Co. (The)	175,285	1,964,945
United Rentals Inc. (1)	42,866	996,634
Weight Watchers International Inc.	27,766	1,231,144

		54,084,259
COMPUTERS—2.68%
Affiliated Computer Services Inc. Class A (1)	67,708	3,511,337
Cadence Design Systems Inc. (1)	170,109	2,885,049
Ceridian Corp. (1)	83,557	1,868,335
Cognizant Technology Solutions Corp. (1)	84,342	6,246,369
Computer Sciences Corp. (1)	103,084	5,063,486
Diebold Inc.	40,408	1,758,960
DST Systems Inc. (1)	35,641	2,197,980
Electronic Data Systems Corp.	311,429	7,636,239
FactSet Research Systems Inc.	24,997	1,214,104
Lexmark International Inc. (1)	63,375	3,654,203
NCR Corp. (1)	109,267	4,313,861
Network Appliance Inc. (1)	224,743	8,317,738
Reynolds & Reynolds Co. (The) Class A	37,632	1,486,840
SanDisk Corp. (1)	117,350	6,282,919
Synopsys Inc. (1)	86,279	1,701,422
Unisys Corp. (1)	234,873	1,329,381
Western Digital Corp. (1)	132,982	2,406,974

		61,875,197
COSMETICS & PERSONAL CARE—0.59%
Alberto-Culver Co.	46,954	2,375,403
Avon Products Inc.	270,452	8,292,058
Estee Lauder Companies Inc. (The) Class A	74,882	3,019,991

		13,687,452
DISTRIBUTION & WHOLESALE—0.80%
CDW Corp.	35,425	2,185,014
Fastenal Co.	75,678	2,918,900
Genuine Parts Co.	103,777	4,475,902
Grainger (W.W.) Inc.	46,049	3,086,204
Ingram Micro Inc. Class A (1)	84,140	1,612,122
Pool Corp.	31,762	1,222,837
Tech Data Corp. (1)	33,349	1,218,239
WESCO International Inc. (1)	29,026	1,684,379

		18,403,597
DIVERSIFIED FINANCIAL SERVICES—3.28%
Affiliated Managers Group Inc. (1)	18,789	1,880,967
AmeriCredit Corp. (1)(2)	81,583	2,038,759
Ameriprise Financial Inc.	129,057	6,052,773
BlackRock Inc.	11,907	1,774,143
CBOT Holdings Inc. Class A (1)	31,772	3,837,740
CIT Group Inc.	119,770	5,824,415
E*TRADE Financial Corp. (1)	256,191	6,128,089
Eaton Vance Corp.	69,773	2,013,649
Edwards (A.G.) Inc.	46,115	2,457,007
Federated Investors Inc. Class B	55,228	1,867,259
First Marblehead Corp. (The) (2)	18,339	1,270,159
IndyMac Bancorp Inc.	39,308	1,617,917
IntercontinentalExchange Inc. (1)	12,234	918,406
Investment Technology Group Inc. (1)	25,963	1,161,844
Janus Capital Group Inc.	128,187	2,527,848

Jefferies Group Inc.	71,106	2,026,521
Legg Mason Inc.	76,604	7,726,279
Nasdaq Stock Market Inc. (The) (1)	56,697	1,714,517
Nelnet Inc. Class A (1)	11,643	357,906
Nuveen Investments Inc. Class A	47,720	2,444,696
NYSE Group Inc. (1)(2)	93,659	7,001,010
Raymond James Financial Inc.	54,348	1,589,136
Rowe (T.) Price Group Inc.	159,530	7,633,511
Student Loan Corp. (The)	2,400	461,232
TD Ameritrade Holding Corp.	188,941	3,561,538

		75,887,321
ELECTRIC—6.21%
AES Corp. (The) (1)	395,424	8,062,695
Allegheny Energy Inc. (1)	98,195	3,944,493
Alliant Energy Corp.	70,793	2,529,434
Ameren Corp.	123,370	6,512,702
American Electric Power Co. Inc.	236,596	8,604,997
CenterPoint Energy Inc.	187,465	2,684,499
CMS Energy Corp. (1)	133,357	1,925,675
Consolidated Edison Inc.	147,652	6,821,522
Constellation Energy Group Inc.	107,511	6,364,651
DPL Inc.	68,620	1,860,974
DTE Energy Co.	106,844	4,435,094
Dynegy Inc. Class A (1)	242,297	1,342,325
Edison International	195,694	8,148,698
Energy East Corp.	89,000	2,111,080
Entergy Corp.	124,878	9,769,206
Great Plains Energy Inc.	47,677	1,478,941
Hawaiian Electric Industries Inc. (2)	48,666	1,316,902
MDU Resources Group Inc.	108,353	2,420,606
Mirant Corp. (1)	180,302	4,924,048
Northeast Utilities	92,559	2,153,848
NRG Energy Inc. (1)	82,368	3,731,270
NSTAR	64,386	2,147,917
OGE Energy Corp.	54,720	1,975,939
Pepco Holdings Inc.	114,605	2,770,003
PG&E Corp.	208,505	8,684,233
Pinnacle West Capital Corp.	59,711	2,689,981
PPL Corp.	228,557	7,519,525
Progress Energy Inc.	151,971	6,896,444
Puget Energy Inc.	69,609	1,582,213
Reliant Energy Inc. (1)	188,551	2,321,063
SCANA Corp.	69,512	2,799,248
Sierra Pacific Resources Corp. (1)	120,503	1,728,013
TECO Energy Inc.	125,882	1,970,053
Wisconsin Energy Corp.	70,416	3,037,746
WPS Resources Corp.	25,807	1,280,801
Xcel Energy Inc.	243,654	5,031,455

		143,578,294
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
American Power Conversion Corp.	111,963	2,458,707
AMETEK Inc.	42,754	1,861,937
Energizer Holdings Inc. (1)	34,458	2,480,631
Hubbell Inc. Class B	36,464	1,746,626
Molex Inc.	82,682	3,222,118

		11,770,019
ELECTRONICS—1.88%
Amphenol Corp. Class A	53,929	3,339,823
Applera Corp. - Applied Biosystems Group	111,322	3,685,871
Arrow Electronics Inc. (1)	73,104	2,005,243

Avnet Inc. (1)	82,646	1,621,515
AVX Corp.	30,397	537,723
Dolby Laboratories Inc. Class A (1)	20,985	416,552
Fisher Scientific International Inc. (1)	74,586	5,835,609
Gentex Corp.	100,944	1,434,414
Jabil Circuit Inc.	115,812	3,308,749
Mettler Toledo International Inc. (1)	24,456	1,617,764
National Instruments Corp.	33,726	922,069
PerkinElmer Inc.	75,963	1,437,980
Sanmina-SCI Corp. (1)	8,372	31,311
Solectron Corp. (1)	659,113	2,148,708
Symbol Technologies Inc.	152,228	2,262,108
Tektronix Inc.	50,178	1,451,650
Thermo Electron Corp. (1)	98,452	3,872,117
Thomas & Betts Corp. (1)	37,443	1,786,406
Trimble Navigation Ltd. (1)	32,776	1,543,094
Vishay Intertechnology Inc. (1)	103,694	1,455,864
Waters Corp. (1)	62,338	2,822,665

		43,537,235
ENERGY - ALTERNATE SOURCES—0.06%
Covanta Holding Corp. (1)	68,391	1,472,458

		1,472,458
ENGINEERING & CONSTRUCTION—0.39%
Fluor Corp.	52,665	4,049,412
Jacobs Engineering Group Inc. (1)	35,278	2,636,325
Shaw Group Inc. (The) (1)	49,561	1,171,622
URS Corp. (1)	30,689	1,193,495

		9,050,854
ENTERTAINMENT—0.66%
DreamWorks Animation SKG Inc. Class A (1)	24,336	606,210
International Game Technology Inc.	203,670	8,452,305
International Speedway Corp. Class A	21,136	1,053,418
Penn National Gaming Inc. (1)	43,374	1,584,018
Regal Entertainment Group Class A	37,843	750,048
Scientific Games Corp. Class A (1)	39,697	1,262,365
Warner Music Group Corp.	55,333	1,435,891

		15,144,255
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc. (1)(2)	149,713	1,687,266
Nalco Holding Co. (1)	63,694	1,179,613
Republic Services Inc.	71,531	2,876,262
Stericycle Inc. (1)	26,695	1,863,044

		7,606,185
FOOD—3.63%
Campbell Soup Co.	142,971	5,218,442
ConAgra Foods Inc.	311,971	7,637,050
Corn Products International Inc.	44,475	1,447,217
Dean Foods Co. (1)	81,854	3,439,505
Del Monte Foods Co.	119,792	1,251,826
Heinz (H.J.) Co.	201,216	8,436,987
Hershey Co. (The)	106,007	5,666,074
Hormel Foods Corp.	44,258	1,592,403
Kroger Co.	434,074	10,044,472
McCormick & Co. Inc. NVS	79,747	3,028,791
Safeway Inc.	270,341	8,204,849
Sara Lee Corp.	456,626	7,337,980
Smithfield Foods Inc. (1)	59,266	1,601,367
Smucker (J.M.) Co. (The)	34,917	1,674,270

SUPERVALU Inc.	123,026	3,647,721
Tyson Foods Inc. Class A	133,940	2,126,967
Whole Foods Market Inc.	84,104	4,998,301
Wrigley (William Jr.) Co.	141,039	6,496,256

		83,850,478
FOREST PRODUCTS & PAPER—0.61%
Louisiana-Pacific Corp.	65,427	1,228,065
MeadWestvaco Corp.	109,064	2,891,287
Plum Creek Timber Co. Inc.	110,869	3,773,981
Rayonier Inc.	46,153	1,744,583
Smurfit-Stone Container Corp. (1)	164,069	1,837,573
Temple-Inland Inc.	66,510	2,667,051

		14,142,540
GAS—1.08%
AGL Resources Inc.	46,752	1,706,448
Atmos Energy Corp.	48,685	1,389,957
Energen Corp.	44,304	1,855,008
KeySpan Corp.	105,251	4,330,026
NiSource Inc.	164,018	3,565,751
Sempra Energy	155,620	7,819,905
Southern Union Co.	59,785	1,578,922
UGI Corp.	63,177	1,544,678
Vectren Corp.	45,706	1,227,206

		25,017,901
HAND & MACHINE TOOLS—0.45%
Black & Decker Corp.	45,753	3,630,501
Kennametal Inc.	23,749	1,345,381
Lincoln Electric Holdings Inc.	25,455	1,386,025
Snap-On Inc.	34,859	1,552,968
Stanley Works (The)	48,974	2,441,354

		10,356,229
HEALTH CARE - PRODUCTS—2.34%
Advanced Medical Optics Inc. (1)	35,632	1,409,246
Bard (C.R.) Inc.	62,229	4,667,175
Bausch & Lomb Inc.	32,168	1,612,582
Beckman Coulter Inc.	38,062	2,190,849
Biomet Inc.	147,877	4,760,161
Cooper Companies Inc.	26,706	1,428,771
Cytyc Corp. (1)	68,591	1,679,108
Dade Behring Holdings Inc.	52,539	2,109,966
DENTSPLY International Inc.	95,031	2,861,383
Edwards Lifesciences Corp. (1)	35,364	1,647,609
Gen-Probe Inc. (1)	30,948	1,451,152
Henry Schein Inc. (1)	53,172	2,666,044
Hillenbrand Industries Inc.	36,989	2,107,633
IDEXX Laboratories Inc. (1)	18,931	1,725,371
Intuitive Surgical Inc. (1)	22,045	2,324,645
Kinetic Concepts Inc. (1)	530	16,674
Patterson Companies Inc. (1)	83,473	2,805,528
ResMed Inc. (1)	45,238	1,820,830
Respironics Inc. (1)	43,600	1,683,396
St. Jude Medical Inc. (1)	216,818	7,651,507
TECHNE Corp. (1)	23,612	1,200,906
Varian Medical Systems Inc. (1)	79,049	4,220,426

		54,040,962

HEALTH CARE - SERVICES—2.25%
Brookdale Senior Living Inc.	7,294	338,587
Community Health Systems Inc. (1)	59,223	2,211,979
Covance Inc. (1)	28,788	1,910,947
Coventry Health Care Inc. (1)	96,446	4,968,898
DaVita Inc. (1)	62,144	3,596,273
Health Management Associates Inc. Class A	144,915	3,028,724
Health Net Inc. (1)	68,952	3,000,791
Humana Inc. (1)	98,575	6,514,822
Laboratory Corp. of America Holdings (1)	74,940	4,913,816
LifePoint Hospitals Inc. (1)	34,480	1,217,834
Lincare Holdings Inc. (1)	57,632	1,996,372
Manor Care Inc.	44,242	2,312,972
Pediatrix Medical Group Inc. (1)	29,087	1,326,367
Quest Diagnostics Inc.	95,135	5,818,457
Sierra Health Services Inc. (1)	33,576	1,270,516
Tenet Healthcare Corp. (1)	309,447	2,518,899
Triad Hospitals Inc. (1)	52,743	2,322,274
Universal Health Services Inc. Class B	27,429	1,643,820
Wellcare Health Plans Inc. (1)	19,586	1,109,155

		52,021,503
HOLDING COMPANIES - DIVERSIFIED—0.16%
Leucadia National Corp.	98,313	2,572,851
Walter Industries Inc.	26,090	1,113,521

		3,686,372
HOME BUILDERS—1.21%
Beazer Homes USA Inc.	26,908	1,050,488
Centex Corp.	73,006	3,841,576
Horton (D.R.) Inc.	194,212	4,651,377
KB Home	50,934	2,230,909
Lennar Corp. Class A	82,041	3,712,355
M.D.C. Holdings Inc.	22,446	1,042,617
NVR Inc. (1)	2,923	1,563,805
Pulte Homes Inc.	128,918	4,107,327
Ryland Group Inc.	29,725	1,284,417
Standard-Pacific Corp.	47,217	1,109,600
Thor Industries Inc.	21,355	879,185
Toll Brothers Inc. (1)	84,953	2,385,480

		27,859,136
HOME FURNISHINGS—0.31%
Harman International Industries Inc.	40,262	3,359,461
Whirlpool Corp.	43,869	3,689,822

		7,049,283
HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	56,730	3,413,444
Church & Dwight Co. Inc.	38,783	1,516,803
Clorox Co. (The)	90,648	5,710,824
Fortune Brands Inc.	88,095	6,616,815
Jarden Corp. (1)	29,007	956,361
Scotts Miracle-Gro Co. (The) Class A	28,098	1,250,080

		19,464,327
HOUSEWARES—0.25%
Newell Rubbermaid Inc.	166,508	4,715,507
Toro Co. (The)	25,569	1,078,245

		5,793,752
INSURANCE—4.15%
Alleghany Corp. (1)	2,909	840,730
Ambac Financial Group Inc.	63,532	5,257,273
American Financial Group Inc.	34,115	1,601,017
American National Insurance Co.	8,508	986,077

AmerUs Group Co.	23,281	1,583,341
Aon Corp.	191,434	6,483,870
Assurant Inc.	77,574	4,143,227
Berkley (W.R.) Corp.	97,108	3,436,652
Brown & Brown Inc.	67,715	2,069,370
CIGNA Corp.	66,565	7,742,841
Cincinnati Financial Corp.	93,627	4,499,714
CNA Financial Corp. (1)	13,823	497,904
Conseco Inc. (1)	90,896	1,907,907
Erie Indemnity Co. Class A	30,724	1,609,016
Fidelity National Financial Inc.	105,102	4,377,498
Fidelity National Title Group Inc. Class A (2)	18,720	392,371
First American Corp.	51,675	2,187,920
Gallagher (Arthur J.) & Co.	58,003	1,546,940
Hanover Insurance Group Inc. (The)	30,466	1,359,698
HCC Insurance Holdings Inc.	67,038	2,204,209
Markel Corp. (1)	5,800	2,381,828
MBIA Inc.	80,957	4,973,998
Mercury General Corp.	15,897	788,650
MGIC Investment Corp.	52,619	3,155,561
Nationwide Financial Services Inc.	29,343	1,411,398
Old Republic International Corp.	138,360	3,064,674
Philadelphia Consolidated Holding Corp. (1)	33,023	1,313,655
PMI Group Inc. (The)	53,865	2,359,826
Protective Life Corp.	42,140	1,927,905
Radian Group Inc.	49,593	2,975,580
Reinsurance Group of America Inc.	17,433	905,296
SAFECO Corp.	71,696	4,225,045
StanCorp Financial Group Inc.	32,814	1,464,489
Torchmark Corp.	60,372	3,810,077
Transatlantic Holdings Inc.	16,097	972,420
Unitrin Inc.	28,472	1,257,608
UnumProvident Corp.	194,071	3,763,037
Wesco Financial Corp.	851	371,887

		95,850,509
INTERNET—1.58%
Akamai Technologies Inc. (1)(2)	92,788	4,638,472
Amazon.com Inc. (1)	190,419	6,116,258
CheckFree Corp. (1)	49,626	2,050,546
Emdeon Corp. (1)	165,489	1,937,876
Expedia Inc. (1)	132,831	2,082,790
F5 Networks Inc. (1)	24,544	1,318,504
IAC/InterActiveCorp (1)	104,610	3,008,584
Liberty Media Holding Corp. - Liberty Interactive Group Series A (1)	421,812	8,596,529
McAfee Inc. (1)	99,842	2,442,135
NutriSystem Inc. (1)(2)	19,258	1,199,581
VeriSign Inc. (1)	149,745	3,024,849
WebMD Health Corp. Class A (1)(2)	4,238	145,533

		36,561,657
INVESTMENT COMPANIES—0.25%
Allied Capital Corp. (2)	84,305	2,546,854
American Capital Strategies Ltd.	80,339	3,170,980

		5,717,834
IRON & STEEL—0.54%
Allegheny Technologies Inc.	60,357	3,753,602
Carpenter Technology Corp.	15,256	1,640,173
Reliance Steel & Aluminum Co.	39,442	1,267,666
Steel Dynamics Inc.	29,202	1,473,241
United States Steel Corp.	73,994	4,267,974

		12,402,656

LEISURE TIME—0.60%
Brunswick Corp.	56,746	1,769,908
Harley-Davidson Inc.	161,340	10,124,083
Sabre Holdings Corp.	79,629	1,862,522

		13,756,513
LODGING—1.28%
Boyd Gaming Corp.	26,211	1,007,551
Choice Hotels International Inc.	20,138	823,644
Harrah’s Entertainment Inc.	110,982	7,372,534
Hilton Hotels Corp.	231,063	6,435,105
MGM Mirage (1)	72,068	2,845,965
Starwood Hotels & Resorts Worldwide Inc.	130,486	7,462,494
Station Casinos Inc.	28,888	1,670,593
Wynn Resorts Ltd. (1)	29,642	2,015,952

		29,633,838
MACHINERY—1.15%
AGCO Corp. (1)	54,322	1,377,063
Cummins Inc.	27,777	3,311,852
Flowserve Corp. (1)	33,908	1,715,406
Gardner Denver Inc. (1)	31,408	1,038,977
Graco Inc.	41,040	1,603,022
IDEX Corp.	32,011	1,378,074
JLG Industries Inc.	67,083	1,328,914
Joy Global Inc.	74,463	2,800,553
Manitowoc Co. Inc. (The)	36,722	1,644,778
Rockwell Automation Inc.	106,648	6,196,249
Terex Corp. (1)	60,467	2,734,318
Zebra Technologies Corp. Class A (1)	42,448	1,517,092

		26,646,298
MANUFACTURING—2.42%
Brink’s Co. (The)	29,003	1,538,899
Carlisle Companies Inc.	18,442	1,550,972
Crane Co.	31,791	1,328,864
Donaldson Co. Inc.	44,348	1,636,441
Dover Corp.	122,499	5,811,353
Eastman Kodak Co. (2)	176,806	3,960,454
Eaton Corp.	90,245	6,213,368
Harsco Corp.	25,296	1,964,234
ITT Industries Inc.	111,135	5,697,891
Leggett & Platt Inc.	109,815	2,748,669
Pall Corp.	75,307	2,320,209
Parker Hannifin Corp.	72,296	5,619,568
Pentair Inc.	61,325	1,606,102
Roper Industries Inc.	52,316	2,340,618
SPX Corp.	36,050	1,926,512
Teleflex Inc.	24,142	1,343,261
Textron Inc.	78,159	6,838,913
Trinity Industries Inc.	47,373	1,523,989

		55,970,317
MEDIA—2.33%
Cablevision Systems Corp.	135,044	3,066,849
CTC Media Inc. (1)	15,276	340,655
Discovery Holding Co. Class A (1)	168,828	2,441,253
Dow Jones & Co. Inc.	35,495	1,190,502
EchoStar Communications Corp. (1)	123,765	4,052,066
Gannett Co. Inc.	142,844	8,117,825
Hearst-Argyle Television Inc.	15,961	366,305

Liberty Global Inc. Class A (1)	282,173	7,263,133
Liberty Media Holding Corp. - Liberty Capital Group Series A (1)	84,369	7,050,717
McClatchy Co. (The) Class A	35,065	1,479,392
Meredith Corp.	18,640	919,511
New York Times Co. Class A (2)	1,600	36,768
Scripps (E.W.) Co. Class A	50,554	2,423,053
Sirius Satellite Radio Inc. (1)(2)	954,386	3,731,649
Tribune Co.	109,358	3,578,194
Univision Communications Inc. Class A (1)	129,546	4,448,610
Washington Post Co. (The) Class B	3,347	2,466,739
Wiley (John) & Sons Inc. Class A	26,548	955,993
XM Satellite Radio Holdings Inc. Class A (1)	4,349	56,059

		53,985,273
METAL FABRICATE & HARDWARE—0.35%
Commercial Metals Co.	72,176	1,467,338
Precision Castparts Corp.	81,209	5,129,160
Timken Co. (The)	50,502	1,503,950

		8,100,448
MINING—0.53%
Freeport-McMoRan Copper & Gold Inc.	113,232	6,030,736
Southern Copper Corp. (2)	4,062	375,735
Titanium Metals Corp. (1)	44,979	1,137,069
Vulcan Materials Co.	60,468	4,731,621

		12,275,161
OFFICE & BUSINESS EQUIPMENT—0.63%
Pitney Bowes Inc.	133,361	5,917,228
Xerox Corp. (1)	551,543	8,582,009

		14,499,237
OFFICE FURNISHINGS—0.09%
HNI Corp.	31,074	1,292,057
Steelcase Inc. Class A	46,325	726,839

		2,018,896
OIL & GAS—3.29%
Cabot Oil & Gas Corp.	29,303	1,404,493
Cheniere Energy Inc. (1)	34,876	1,036,166
Chesapeake Energy Corp.	224,235	6,498,330
Cimarex Energy Co.	49,814	1,752,955
CNX Gas Corp. (1)	16,741	387,889
Denbury Resources Inc. (1)	71,723	2,072,795
Diamond Offshore Drilling Inc.	35,545	2,572,392
ENSCO International Inc.	92,526	4,055,415
Forest Oil Corp. (1)	32,926	1,040,132
Frontier Oil Corp.	68,207	1,812,942
Helmerich & Payne Inc.	63,621	1,465,192
Hess Corp.	145,378	6,021,557
Holly Corp.	28,813	1,248,467
Murphy Oil Corp.	112,143	5,332,400
Newfield Exploration Co. (1)	77,430	2,984,152
Noble Energy Inc.	106,470	4,853,967
Patterson-UTI Energy Inc.	103,284	2,454,028
Pioneer Natural Resources Co.	77,814	3,044,084
Plains Exploration & Production Co. (1)	47,444	2,035,822
Pogo Producing Co.	34,773	1,423,954
Pride International Inc. (1)	97,529	2,674,245
Quicksilver Resources Inc. (1)(2)	37,515	1,196,729
Range Resources Corp.	83,074	2,096,788
Rowan Companies Inc.	66,430	2,101,181

Southwestern Energy Co. (1)	100,866	3,012,867
St. Mary Land & Exploration Co.	34,285	1,258,602
Sunoco Inc.	79,703	4,956,730
Tesoro Corp.	41,278	2,393,298
TODCO (1)	37,086	1,283,176
Unit Corp. (1)	27,751	1,275,713
W&T Offshore Inc.	12,007	350,724

		76,097,185
OIL & GAS SERVICES—1.45%
BJ Services Co.	179,623	5,412,041
Cameron International Corp. (1)	69,479	3,356,530
Dresser-Rand Group Inc. (1)	32,369	660,328
FMC Technologies Inc. (1)	41,157	2,210,131
Global Industries Ltd. (1)	52,950	823,902
Grant Prideco Inc. (1)	78,784	2,996,156
Helix Energy Solutions Group Inc. (1)	54,883	1,833,092
National Oilwell Varco Inc. (1)	105,129	6,155,303
Oceaneering International Inc. (1)	390	12,012
SEACOR Holdings Inc. (1)	13,561	1,118,783
Smith International Inc.	128,577	4,988,788
Superior Energy Services Inc. (1)	47,853	1,256,620
Tetra Technologies Inc. (1)	42,847	1,035,184
Tidewater Inc.	36,181	1,598,838

		33,457,708
PACKAGING & CONTAINERS—0.71%
Ball Corp.	63,059	2,550,737
Bemis Co. Inc.	63,197	2,076,653
Crown Holdings Inc. (1)	100,625	1,871,625
Owens-Illinois Inc. (1)	116,130	1,790,725
Packaging Corp. of America	48,700	1,129,840
Pactiv Corp. (1)	85,047	2,417,036
Sealed Air Corp.	49,134	2,659,132
Sonoco Products Co.	59,712	2,008,712

		16,504,460
PHARMACEUTICALS—2.71%
Abraxis BioScience Inc. (1)	20,633	573,185
Allergan Inc.	89,766	10,108,549
AmerisourceBergen Corp.	126,115	5,700,398
Amylin Pharmaceuticals Inc. (1)(2)	64,249	2,831,453
Barr Pharmaceuticals Inc. (1)	63,871	3,317,460
Cephalon Inc. (1)	36,612	2,260,791
Endo Pharmaceuticals Holdings Inc. (1)	80,135	2,608,394
Express Scripts Inc. (1)	69,278	5,229,796
Forest Laboratories Inc. (1)	195,716	9,905,187
Hospira Inc. (1)	94,037	3,598,796
ImClone Systems Inc. (1)	42,874	1,214,192
King Pharmaceuticals Inc. (1)	145,288	2,474,255
Kos Pharmaceuticals Inc. (1)	13,231	653,876
Mylan Laboratories Inc.	126,595	2,548,357
Omnicare Inc.	72,905	3,141,476
Sepracor Inc. (1)	65,486	3,172,142
VCA Antech Inc. (1)	49,843	1,797,339
Watson Pharmaceuticals Inc. (1)	61,198	1,601,552

		62,737,198
PIPELINES—1.39%
El Paso Corp.	419,142	5,717,097
Equitable Resources Inc.	72,601	2,539,583
Kinder Morgan Inc.	63,985	6,708,827
National Fuel Gas Co.	50,634	1,840,546

ONEOK Inc.	70,660	2,670,241
Questar Corp.	51,426	4,205,104
Williams Companies Inc.	357,471	8,532,833

		32,214,231
REAL ESTATE—0.41%
CB Richard Ellis Group Inc. Class A (1)	111,455	2,741,793
Forest City Enterprises Inc. Class A	42,447	2,304,872
Jones Lang LaSalle Inc.	21,469	1,835,170
St. Joe Co. (The) (2)	47,134	2,586,243

		9,468,078
REAL ESTATE INVESTMENT TRUSTS—6.50%
AMB Property Corp.	52,980	2,919,728
Annaly Capital Management Inc.	102,861	1,351,594
Apartment Investment & Management Co. Class A	58,483	3,182,060
Archstone-Smith Trust	128,392	6,989,660
AvalonBay Communities Inc.	44,694	5,381,158
Boston Properties Inc.	68,566	7,085,610
Brandywine Realty Trust	54,513	1,774,398
BRE Properties Inc. Class A	30,784	1,838,728
Camden Property Trust	33,934	2,579,323
CapitalSource Inc.	56,035	1,446,824
CBL & Associates Properties Inc.	38,581	1,616,930
Colonial Properties Trust	27,443	1,312,050
Developers Diversified Realty Corp.	65,981	3,679,101
Duke Realty Corp.	81,175	3,031,886
Equity Office Properties Trust	219,892	8,742,906
Equity Residential	174,921	8,847,504
Essex Property Trust Inc.	13,736	1,667,550
Federal Realty Investment Trust	31,961	2,374,702
General Growth Properties Inc.	103,295	4,922,007
Global Signal Inc.	10,238	517,838
Health Care Property Investors Inc.	82,423	2,559,234
Health Care REIT Inc.	37,266	1,491,013
Hospitality Properties Trust	43,387	2,047,866
Host Hotels & Resorts Inc.	310,890	7,128,708
HRPT Properties Trust	125,891	1,504,397
iStar Financial Inc.	68,180	2,843,106
Kilroy Realty Corp.	19,233	1,449,014
Kimco Realty Corp.	127,144	5,450,663
Liberty Property Trust	53,713	2,566,944
Macerich Co. (The)	43,191	3,298,065
Mack-Cali Realty Corp.	37,383	1,936,439
New Century Financial Corp.	27,405	1,077,291
New Plan Excel Realty Trust Inc.	62,737	1,697,036
Pan Pacific Retail Properties Inc.	24,460	1,698,013
ProLogis	147,146	8,396,151
Public Storage Inc.	73,008	6,277,958
Reckson Associates Realty Corp.	50,148	2,146,334
Regency Centers Corp.	41,291	2,839,169
SL Green Realty Corp.	26,006	2,904,870
Taubman Centers Inc.	31,664	1,406,515
Thornburg Mortgage Inc.	67,122	1,709,597
Trizec Properties Inc.	58,928	1,703,608
United Dominion Realty Trust Inc.	80,892	2,442,938
Ventas Inc.	62,577	2,411,718
Vornado Realty Trust	73,393	7,999,837
Weingarten Realty Investors	48,418	2,082,942

		150,330,983

RETAIL—5.84%
Abercrombie & Fitch Co. Class A	52,933	3,677,785
Advance Auto Parts Inc.	65,074	2,143,538
American Eagle Outfitters Inc.	68,719	3,011,954
AnnTaylor Stores Corp. (1)	43,500	1,820,910
AutoNation Inc. (1)	94,391	1,972,772
AutoZone Inc. (1)	32,897	3,398,260
Barnes & Noble Inc.	31,199	1,183,690
Bed Bath & Beyond Inc. (1)	169,549	6,486,945
BJ’s Wholesale Club Inc. (1)	40,516	1,182,257
Brinker International Inc.	51,143	2,050,323
Burger King Holdings Inc. (1)	15,028	239,847
CarMax Inc. (1)	63,443	2,646,208
Cheesecake Factory Inc. (The) (1)	47,438	1,289,839
Chico’s FAS Inc. (1)	117,769	2,535,567
Circuit City Stores Inc.	107,043	2,687,850
Claire’s Stores Inc.	59,342	1,730,413
Coldwater Creek Inc. (1)	35,849	1,031,017
Copart Inc. (1)	42,453	1,196,750
Darden Restaurants Inc.	89,012	3,780,340
Dick’s Sporting Goods Inc. (1)	21,901	996,934
Dillard’s Inc. Class A	37,523	1,228,128
Dollar General Corp.	195,991	2,671,357
Dollar Tree Stores Inc. (1)	63,675	1,971,378
Family Dollar Stores Inc.	93,262	2,726,981
Foot Locker Inc.	93,680	2,365,420
GameStop Corp. Class A (1)	39,388	1,822,877
Limited Brands Inc.	204,982	5,429,973
Michaels Stores Inc.	79,454	3,459,427
MSC Industrial Direct Co. Inc. Class A	22,683	924,105
Nordstrom Inc.	141,770	5,996,871
Office Depot Inc. (1)	172,837	6,861,629
OfficeMax Inc.	42,673	1,738,498
O’Reilly Automotive Inc. (1)	68,253	2,266,682
OSI Restaurant Partners Inc.	42,490	1,347,358
Panera Bread Co. Class A (1)	18,025	1,049,956
Penney (J.C.) Co. Inc.	140,894	9,635,741
PetSmart Inc.	84,438	2,343,155
RadioShack Corp.	88,551	1,709,034
Rite Aid Corp. (1)	320,848	1,456,650
Ross Stores Inc.	86,524	2,198,575
Saks Inc.	81,656	1,411,016
Tiffany & Co.	85,848	2,850,154
Tim Hortons Inc. (2)	20,061	527,604
TJX Companies Inc.	275,092	7,710,829
Tractor Supply Co. (1)	21,557	1,040,341
United Auto Group Inc.	32,911	770,117
Urban Outfitters Inc. (1)	79,046	1,398,324
Wendy’s International Inc.	70,083	4,695,561
Williams-Sonoma Inc.	57,691	1,868,611
Yum! Brands Inc.	163,340	8,501,847

		135,041,398
SAVINGS & LOANS—0.74%
Astoria Financial Corp.	54,770	1,688,011
Capitol Federal Financial	13,187	468,930
Hudson City Bancorp Inc.	348,758	4,621,044
New York Community Bancorp Inc.	177,507	2,907,565
People’s Bank	34,995	1,386,152
Sovereign Bancorp Inc.	225,099	4,841,880
Washington Federal Inc.	52,333	1,174,352

		17,087,934

SEMICONDUCTORS—4.07%
Agere Systems Inc. (1)	101,593	1,516,784
Altera Corp. (1)	215,942	3,969,014
Analog Devices Inc.	220,064	6,467,681
Atmel Corp. (1)	260,587	1,573,945
Cree Inc. (1)(2)	54,295	1,091,872
Cypress Semiconductor Corp. (1)(2)	87,621	1,557,025
Fairchild Semiconductor International Inc. Class A (1)	74,279	1,389,017
Freescale Semiconductor Inc. Class B (1)	243,689	9,262,619
Integrated Device Technology Inc. (1)	120,720	1,938,763
International Rectifier Corp. (1)(2)	47,728	1,662,844
Intersil Corp. Class A	85,441	2,097,577
KLA-Tencor Corp.	119,625	5,319,724
Lam Research Corp. (1)	84,668	3,838,000
Linear Technology Corp.	182,425	5,677,066
LSI Logic Corp. (1)	263,612	2,166,891
Maxim Integrated Products Inc.	200,098	5,616,751
MEMC Electronic Materials Inc. (1)	83,854	3,071,572
Microchip Technology Inc.	128,871	4,177,998
Micron Technology Inc. (1)	435,567	7,578,866
National Semiconductor Corp.	203,338	4,784,543
Novellus Systems Inc. (1)	76,697	2,121,439
NVIDIA Corp. (1)	211,780	6,266,570
PMC-Sierra Inc. (1)	2,250	13,365
QLogic Corp. (1)	96,786	1,829,255
Rambus Inc. (1)	59,377	1,035,535
Silicon Laboratories Inc. (1)	30,734	953,369
Spansion Inc. Class A (1)(2)	36,110	601,954
Teradyne Inc. (1)	137,507	1,809,592
Xilinx Inc.	215,689	4,734,374

		94,124,005
SOFTWARE—3.60%
Activision Inc. (1)	170,855	2,579,910
Acxiom Corp.	52,016	1,282,715
Autodesk Inc. (1)	138,804	4,827,603
BEA Systems Inc. (1)	233,963	3,556,238
BMC Software Inc. (1)	128,073	3,486,147
CA Inc.	272,729	6,460,950
Cerner Corp. (1)	38,597	1,752,304
Citrix Systems Inc. (1)	109,378	3,960,577
Compuware Corp. (1)	235,929	1,837,887
Dun & Bradstreet Corp. (1)	37,735	2,829,748
Electronic Arts Inc. (1)	182,441	10,158,315
Fair Isaac Corp.	39,159	1,432,045
Fidelity National Information Services Inc.	57,196	2,116,252
Fiserv Inc. (1)	105,574	4,971,480
Global Payments Inc.	40,443	1,779,896
IMS Health Inc.	120,166	3,201,222
Intuit Inc. (1)	209,185	6,712,747
MasterCard Inc. Class A (1)	37,106	2,610,407
MoneyGram International Inc.	50,829	1,477,091
NAVTEQ Corp. (1)(2)	672	17,546
Novell Inc. (1)	203,360	1,244,563
Paychex Inc.	201,897	7,439,904
Red Hat Inc. (1)	110,760	2,334,821
Salesforce.com Inc. (1)	52,897	1,897,944
SEI Investments Co.	37,893	2,129,208
Total System Services Inc.	22,503	513,743
VeriFone Holdings Inc. (1)	23,300	665,215

		83,276,478

TELECOMMUNICATIONS—3.62%
ADC Telecommunications Inc. (1)	88,373	1,325,595
American Tower Corp. Class A (1)	251,991	9,197,672
Avaya Inc. (1)	286,848	3,281,541
CenturyTel Inc.	69,942	2,774,599
Ciena Corp. (1)	55,109	1,501,720
Citizens Communications Co.	195,694	2,747,544
Comverse Technology Inc. (1)	128,612	2,757,441
Crown Castle International Corp. (1)(2)	121,028	4,265,027
Embarq Corp.	89,584	4,333,178
Harris Corp.	80,782	3,593,991
JDS Uniphase Corp. (1)	1,060,249	2,321,945
Juniper Networks Inc. (1)	356,006	6,151,784
Leap Wireless International Inc. (1)	26,334	1,276,936
Level 3 Communications Inc. (1)	702,619	3,759,012
Lucent Technologies Inc. (1)	2,841,170	6,648,338
NeuStar Inc. Class A (1)	37,426	1,038,572
NII Holdings Inc. Class B (1)	82,852	5,150,080
NTL Inc.	174,765	4,444,274
Qwest Communications International Inc. (1)	949,262	8,277,565
SBA Communications Corp. (1)	61,794	1,503,448
Telephone & Data Systems Inc.	65,642	2,763,528
Tellabs Inc. (1)	281,901	3,089,635
United States Cellular Corp. (1)	9,452	564,284
West Corp. (1)	17,969	867,903

		83,635,612
TEXTILES—0.25%
Cintas Corp.	84,401	3,446,093
Mohawk Industries Inc. (1)	31,982	2,381,060

		5,827,153
TOYS, GAMES & HOBBIES—0.30%
Hasbro Inc.	103,773	2,360,836
Mattel Inc.	234,070	4,611,179

		6,972,015
TRANSPORTATION—1.43%
Alexander & Baldwin Inc.	26,546	1,177,846
C.H. Robinson Worldwide Inc.	104,393	4,653,840
Con-way Inc.	28,859	1,293,460
CSX Corp.	266,190	8,739,018
Expeditors International Washington Inc.	128,133	5,712,169
Hunt (J.B.) Transport Services Inc.	65,676	1,364,091
Kansas City Southern Industries Inc. (1)	45,157	1,233,238
Kirby Corp. (1)	31,609	990,310
Laidlaw International Inc.	49,315	1,347,779
Landstar System Inc.	35,375	1,510,513
Overseas Shipholding Group Inc.	17,906	1,106,054
Ryder System Inc.	36,788	1,901,204
Swift Transportation Co. Inc. (1)	32,632	774,031
YRC Worldwide Inc. (1)	34,467	1,276,658

		33,080,211
TRUCKING & LEASING—0.05%
GATX Corp.	26,991	1,116,618

		1,116,618
WATER—0.07%
Aqua America Inc. (2)	77,689	1,704,497

		1,704,497

TOTAL COMMON STOCKS (Cost: $2,105,357,786)		2,309,250,400

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.14%
CERTIFICATES OF DEPOSIT (3)—0.08%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$244,875	244,875
Societe Generale
5.33%, 12/08/06	349,822	349,822
Washington Mutual Bank
5.36%, 11/13/06	874,555	874,555
Wells Fargo Bank N.A.
4.78%, 12/05/06	279,857	279,857

		1,749,109
COMMERCIAL PAPER (3)—0.24%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	189,526	187,495
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	87,455	87,057
Atlantis One Funding
5.30%, 11/14/06 (4)	479,984	476,945
Beta Finance Inc.
5.27%, 01/25/07 (4)	69,964	68,788
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	110,439	109,256
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	177,332	176,209
CC USA Inc.
5.03%, 10/24/06 (4)	69,964	69,749
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	402,295	399,932
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	209,893	208,219
Curzon Funding LLC
5.29%, 11/17/06 (4)	349,822	347,457
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	258,071	255,451
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	349,822	348,019
Five Finance Inc.
5.19%, 12/01/06 (4)	157,420	156,058
Galleon Capital Corp.
5.27%, 12/18/06 (4)	48,912	48,361
General Electric Capital Services Inc.
5.22%, 12/11/06	34,982	34,627
Giro Funding US Corp.
5.34%, 10/10/06 (4)	174,911	174,704
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	167,914	167,273
HBOS Treasury Services PLC
5.27%, 12/15/06	69,964	69,207
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	699,644	697,790
Landale Funding LLC
5.31%, 11/15/06 (4)	272,861	271,092
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	191,080	189,869

Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	225,635	224,176
Nationwide Building Society
5.27%, 12/15/06	122,438	121,111
Nestle Capital Corp.
5.19%, 08/09/07	209,893	200,482
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	186,385	183,399
Sydney Capital Corp.
5.27%, 12/08/06 (4)	8,343	8,261
Tulip Funding Corp.
5.29%, 11/15/06 (4)	184,503	183,310
White Pine Finance LLC
5.12%, 10/27/06 (4)	66,116	65,881

		5,530,178
MEDIUM-TERM NOTES (3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	87,455	87,455
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	262,366	262,366
K2 USA LLC
5.39%, 06/04/07 (4)	262,366	262,366
Marshall & Ilsley Bank
5.18%, 12/15/06	349,822	350,066
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	409,292	409,292
US Bank N.A.
2.85%, 11/15/06	69,964	69,809

		1,441,354
MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	8,533,192	8,533,192

		8,533,192
REPURCHASE AGREEMENTS (3)—0.38%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $699,961 (collateralized by non-U.S. Government debt securities, value $721,022, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$699,644	699,644
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $524,967 (collateralized by non-U.S. Government debt securities, value $577,520, 0.31% to 5.25%, 6/1/35 to 8/25/36).	524,733	524,733
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $524,971 (collateralized by non-U.S. Government debt securities, value $577,520, 0.31% to 5.25%, 6/1/35 to 8/25/36).	524,733	524,733
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $34,998 (collateralized by non-U.S. Government debt securities, value $36,051, 5.75%, 3/15/16).	34,982	34,982

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,224,931 (collateralized by non-U.S. Government debt securities, value $1,286,289, 5.87%, 6/25/36).	1,224,377	1,224,377
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $384,980 (collateralized by non-U.S. Government debt securities, value $427,656, 0.00% to 10.00%, 5/27/33 to 9/29/36).	384,804	384,804
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $209,990 (collateralized by non-U.S. Government debt securities, value $230,277, 0.00% to 10.00%, 5/27/33 to 9/29/36).	209,893	209,893
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $699,960 (collateralized by non-U.S. Government debt securities, value $735,022, 0.00% to 9.00%, 5/1/17 to 2/25/46).	699,644	699,644
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $524,970 (collateralized by non-U.S. Government debt securities, value $724,522, 0.00% to 8.33%, 10/27/06 to 3/25/37).	524,733	524,733
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $419,979 (collateralized by non-U.S. Government debt securities, value $441,013, 0.00% to 10.00%, 10/1/06 to 9/30/36).	419,786	419,786
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $87,495 (collateralized by non-U.S. Government debt securities, value $91,890, 6.50% to 7.63%, 2/1/07 to 6/1/16).	87,455	87,455
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $699,961 (collateralized by non-U.S. Government debt securities, value $735,039, 0.79% to 9.08%, 8/5/18 to 12/20/54).	699,644	699,644
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $699,961 (collateralized by non-U.S. Government debt securities, value $721,031, 4.85% to 8.60%, 5/1/09 to 12/1/25).	699,644	699,644
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $349,980 (collateralized by non-U.S. Government debt securities, value $382,253, 4.69% to 6.41%, 12/17/19 to 6/25/45).	349,822	349,822
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $472,477 (collateralized by non-U.S. Government debt securities, value $497,224, 0.00% to 10.00%, 10/1/06 to 9/30/36).	472,259	472,259
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $254,250 (collateralized by non-U.S. Government debt securities, value $265,163, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	244,875	244,875
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $909,950 (collateralized by non-U.S. Government debt securities, value $955,529, 0.06% to 7.95%, 8/15/13 to 7/15/45).	909,537	909,537

		8,710,565

TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	62,866	62,866

		62,866
VARIABLE & FLOATING RATE NOTES (3)—1.01%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	895,544	895,655
American Express Bank
5.29%, 02/28/07	349,822	349,821
American Express Centurion Bank
5.42%, 07/19/07	384,804	385,157
American Express Credit Corp.
5.43%, 07/05/07	104,947	104,999
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	66,466	66,466
ASIF Global Financing
5.51%, 05/03/07 (4)	34,982	34,994
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	227,384	227,384
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	507,242	507,260
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	892,046	892,087
BMW US Capital LLC
5.33%, 10/15/07 (4)	349,822	349,822
BNP Paribas
5.36%, 05/18/07 (4)	647,170	647,170
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	255,370	255,370
CC USA Inc.
5.48%, 07/30/07 (4)	174,911	174,932
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	87,455	87,455
Credit Agricole SA
5.48%, 07/23/07	349,822	349,822
Credit Suisse First Boston NY
5.51%, 04/24/07	174,911	174,917
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	87,455	87,455
DEPFA Bank PLC
5.43%, 09/14/07	349,822	349,822
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	402,295	402,317
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	349,822	349,822
Fifth Third Bancorp
5.31%, 09/21/07 (4)	699,644	699,644
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	349,822	349,798
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	367,313	367,390
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,224,376	1,224,376
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	279,857	279,895
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	524,733	524,807
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	349,822	349,822

Holmes Financing PLC
5.30%, 07/16/07 (4)	612,188	612,188
JP Morgan Chase & Co.
5.30%, 08/02/07	262,366	262,366
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	262,366	262,356
Kestrel Funding LLC
5.31%, 07/11/07 (4)	139,929	139,917
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	209,893	209,893
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	364,828	364,829
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	437,277	437,203
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	384,804	384,780
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	154,141	154,141
Marshall & Ilsley Bank
5.31%, 10/15/07	192,402	192,402
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	524,733	524,733
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	34,982	34,982
Monumental Global Funding II
5.38%, 12/27/06 (4)	69,964	69,970
Mound Financing PLC
5.30%, 05/08/07 (4)	328,833	328,832
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	1,049,465	1,049,450
National City Bank of Indiana
5.37%, 05/21/07	174,911	174,920
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,154,412	1,154,656
Newcastle Ltd.
5.35%, 04/24/07 (4)	123,312	123,292
Northern Rock PLC
5.37%, 08/03/07 (4)	419,786	419,795
Northlake CDO I
5.46%, 09/06/07 (4)	104,947	104,947
Principal Life Global Funding I
5.83%, 02/08/07	157,420	157,680
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	507,242	507,232
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	349,822	349,822
Strips III LLC
5.38%, 07/24/07 (4)	82,666	82,666
SunTrust Bank
5.30%, 05/01/07	349,822	349,834
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	853,565	853,498
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	489,751	489,751
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	487,181	487,181
Wachovia Bank N.A.
5.43%, 05/22/07	699,644	699,644
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	262,366	262,505
Wells Fargo & Co.
5.34%, 09/14/07 (4)	174,911	174,921

WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	262,366	262,366
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	1,049,465	1,049,270
Wind Master Trust
5.32%, 07/25/07 (4)	139,929	139,929

		23,360,410

TOTAL SHORT-TERM INVESTMENTS (Cost: $49,387,674)		49,387,674

TOTAL INVESTMENTS IN SECURITIES — 102.01% (Cost: $2,154,745,460)		2,358,638,074
Other Assets, Less Liabilities — (2.01)%		(46,426,222)

NET ASSETS — 100.00%		$2,312,211,852

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.66%
Clear Channel Outdoor Holdings Inc. Class A (1)	24,003	$489,661
Getty Images Inc. (1)	35,283	1,752,859
Harte-Hanks Inc.	37,948	999,930
Interpublic Group of Companies Inc. (1)	296,191	2,932,291
Lamar Advertising Co. (1)	56,220	3,002,710

		9,177,451
AEROSPACE & DEFENSE—0.79%
Alliant Techsystems Inc. (1)	8,438	683,984
DRS Technologies Inc.	8,136	355,299
Goodrich Corp.	78,316	3,173,364
L-3 Communications Holdings Inc.	5,957	466,612
Rockwell Collins Inc.	116,253	6,375,315

		11,054,574
AGRICULTURE—0.24%
UST Inc.	61,065	3,348,194

		3,348,194
AIRLINES—0.81%
AMR Corp. (1)	109,436	2,532,349
Continental Airlines Inc. Class B (1)	59,510	1,684,728
Southwest Airlines Co.	316,259	5,268,875
US Airways Group Inc. (1)	41,286	1,830,208

		11,316,160
APPAREL—0.89%
Coach Inc. (1)	261,429	8,993,158
Hanesbrands Inc. (1)	33,787	760,545
Polo Ralph Lauren Corp.	41,482	2,683,471

		12,437,174
AUTO MANUFACTURERS—0.59%
Oshkosh Truck Corp.	49,978	2,522,390
PACCAR Inc.	100,093	5,707,303

		8,229,693
AUTO PARTS & EQUIPMENT—0.14%
BorgWarner Inc.	2,913	166,536
Goodyear Tire & Rubber Co. (The) (1)	120,241	1,743,494

		1,910,030
BANKS—1.54%
Bank of Hawaii Corp.	22,400	1,078,784
Commerce Bancorp Inc.	125,124	4,593,302
Cullen/Frost Bankers Inc.	15,369	888,636
East West Bancorp Inc.	37,987	1,504,665
Investors Financial Services Corp.	44,846	1,931,966
Northern Trust Corp.	140,067	8,184,115
Synovus Financial Corp.	81,921	2,406,020
TCF Financial Corp.	34,007	894,044

		21,481,532
BEVERAGES—0.50%
Brown-Forman Corp. Class B	41,960	3,216,234
Constellation Brands Inc. (1)	24,129	694,433
Hansen Natural Corp. (1)	41,389	1,344,315
Pepsi Bottling Group Inc.	48,198	1,711,029

		6,966,011

BIOTECHNOLOGY—1.73%
Celgene Corp. (1)	235,964	10,217,241
Charles River Laboratories International Inc. (1)	14,003	607,870
Invitrogen Corp. (1)	13,069	828,705
MedImmune Inc. (1)	169,000	4,936,490
Millennium Pharmaceuticals Inc. (1)	114,915	1,143,404
Millipore Corp. (1)	36,241	2,221,573
PDL BioPharma Inc. (1)	77,668	1,491,226
Vertex Pharmaceuticals Inc. (1)	79,146	2,663,263

		24,109,772
BUILDING MATERIALS—1.12%
American Standard Companies Inc.	121,030	5,079,629
Eagle Materials Inc.	34,144	1,149,970
Florida Rock Industries Inc.	32,529	1,259,198
Martin Marietta Materials Inc.	31,045	2,627,028
Masco Corp.	163,503	4,483,252
USG Corp. (1)	22,192	1,043,912

		15,642,989
CHEMICALS—1.25%
Air Products & Chemicals Inc.	17,795	1,181,054
Airgas Inc.	43,002	1,555,382
Cabot Corp.	17,731	659,593
Celanese Corp. Class A	27,726	496,295
Ecolab Inc.	122,529	5,246,692
Huntsman Corp. (1)	43,384	789,589
International Flavors & Fragrances Inc.	41,859	1,655,105
PPG Industries Inc.	14,275	957,567
Rohm & Haas Co.	16,254	769,627
Sherwin-Williams Co. (The)	46,682	2,603,922
Sigma-Aldrich Corp.	19,531	1,477,911
Valhi Inc.	4,947	115,018

		17,507,755
COAL—0.64%
Arch Coal Inc.	97,382	2,815,314
CONSOL Energy Inc.	124,397	3,947,117
Foundation Coal Holdings Inc.	30,914	1,000,686
Massey Energy Co.	55,628	1,164,850

		8,927,967
COMMERCIAL SERVICES—3.35%
Alliance Data Systems Corp. (1)	55,157	3,044,115
Apollo Group Inc. Class A (1)	94,711	4,663,570
ARAMARK Corp. Class B	80,663	2,650,586
Block (H & R) Inc.	223,145	4,851,172
Career Education Corp. (1)	66,266	1,490,985
ChoicePoint Inc. (1)	58,453	2,092,617
Convergys Corp. (1)	5,229	107,979
Corporate Executive Board Co. (The)	27,168	2,442,675
Corrections Corp. of America (1)	26,932	1,164,809
Equifax Inc.	78,191	2,870,392
Hewitt Associates Inc. Class A (1)	3,344	81,125
Iron Mountain Inc. (1)	77,807	3,341,033
ITT Educational Services Inc. (1)	29,835	1,978,060
Laureate Education Inc. (1)	24,950	1,194,107
Manpower Inc.	50,998	3,124,647
Monster Worldwide Inc. (1)	84,173	3,046,221
Pharmaceutical Product Development Inc.	68,784	2,454,901
Quanta Services Inc. (1)	33,589	566,311
Robert Half International Inc.	102,106	3,468,541
ServiceMaster Co. (The)	59,574	667,825
Weight Watchers International Inc.	31,403	1,392,409

		46,694,080

COMPUTERS—3.48%
Affiliated Computer Services Inc. Class A (1)	31,879	1,653,245
Cadence Design Systems Inc. (1)	161,080	2,731,917
Ceridian Corp. (1)	85,277	1,906,794
Cognizant Technology Solutions Corp. (1)	95,391	7,064,657
Diebold Inc.	36,654	1,595,549
DST Systems Inc. (1)	40,136	2,475,187
Electronic Data Systems Corp.	197,587	4,844,833
FactSet Research Systems Inc.	28,273	1,373,220
Lexmark International Inc. (1)	54,717	3,154,982
NCR Corp. (1)	25,932	1,023,795
Network Appliance Inc. (1)	254,097	9,404,130
Reynolds & Reynolds Co. (The) Class A	32,732	1,293,241
SanDisk Corp. (1)	132,714	7,105,508
Synopsys Inc. (1)	8,785	173,240
Western Digital Corp. (1)	149,846	2,712,213

		48,512,511
COSMETICS & PERSONAL CARE—0.96%
Alberto-Culver Co.	11,260	569,643
Avon Products Inc.	305,791	9,375,552
Estee Lauder Companies Inc. (The) Class A	84,438	3,405,385

		13,350,580
DISTRIBUTION & WHOLESALE—0.83%
CDW Corp.	39,887	2,460,230
Fastenal Co.	85,335	3,291,371
Grainger (W.W.) Inc.	37,252	2,496,629
Pool Corp.	35,926	1,383,151
WESCO International Inc. (1)	32,853	1,906,460

		11,537,841
DIVERSIFIED FINANCIAL SERVICES—3.73%
Affiliated Managers Group Inc. (1)	21,256	2,127,938
AmeriCredit Corp. (1)(2)	21,152	528,588
BlackRock Inc.	13,501	2,011,649
CBOT Holdings Inc. Class A (1)	35,880	4,333,945
E*TRADE Financial Corp. (1)	267,730	6,404,102
Eaton Vance Corp.	78,530	2,266,376
Federated Investors Inc. Class B	62,439	2,111,063
First Marblehead Corp. (The) (2)	20,740	1,436,452
IndyMac Bancorp Inc.	9,650	397,194
IntercontinentalExchange Inc. (1)	13,836	1,038,669
Investment Technology Group Inc. (1)	29,364	1,314,039
Janus Capital Group Inc.	72,379	1,427,314
Legg Mason Inc.	48,614	4,903,208
Nasdaq Stock Market Inc. (The) (1)	64,183	1,940,894
Nelnet Inc. Class A (1)	11,430	351,358
Nuveen Investments Inc. Class A	53,952	2,763,961
NYSE Group Inc. (1)(2)	53,810	4,022,297
Rowe (T.) Price Group Inc.	180,326	8,628,599
TD Ameritrade Holding Corp.	212,040	3,996,954

		52,004,600
ELECTRIC—1.16%
AES Corp. (The) (1)	447,045	9,115,248
Allegheny Energy Inc. (1)	110,953	4,456,982
Constellation Energy Group Inc.	15,423	913,042
DPL Inc.	13,924	377,619
NRG Energy Inc. (1)	27,790	1,258,887

		16,121,778
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
American Power Conversion Corp.	45,015	988,529
AMETEK Inc.	48,135	2,096,279
Energizer Holdings Inc. (1)	31,334	2,255,735
Hubbell Inc. Class B	11,634	557,269
Molex Inc.	93,260	3,634,342

		9,532,154
ELECTRONICS—2.49%
Amphenol Corp. Class A	60,843	3,768,007
Applera Corp. - Applied Biosystems Group	101,413	3,357,784

Arrow Electronics Inc. (1)	11,489	315,143
Avnet Inc. (1)	40,175	788,233
AVX Corp.	15,504	274,266
Dolby Laboratories Inc. Class A (1)	23,736	471,160
Fisher Scientific International Inc. (1)	49,913	3,905,193
Gentex Corp.	94,418	1,341,680
Jabil Circuit Inc.	123,907	3,540,023
Mettler Toledo International Inc. (1)	27,672	1,830,503
National Instruments Corp.	38,145	1,042,884
PerkinElmer Inc.	44,505	842,480
Sanmina-SCI Corp. (1)	144,620	540,879
Solectron Corp. (1)	276,594	901,696
Symbol Technologies Inc.	138,257	2,054,499
Tektronix Inc.	40,523	1,172,330
Thermo Electron Corp. (1)	33,321	1,310,515
Thomas & Betts Corp. (1)	42,380	2,021,950
Trimble Navigation Ltd. (1)	37,282	1,755,237
Vishay Intertechnology Inc. (1)	23,993	336,862
Waters Corp. (1)	70,266	3,181,644

		34,752,968
ENERGY - ALTERNATE SOURCES—0.12%
Covanta Holding Corp. (1)	77,361	1,665,582

		1,665,582
ENGINEERING & CONSTRUCTION—0.55%
Fluor Corp.	59,474	4,572,956
Jacobs Engineering Group Inc. (1)	39,904	2,982,026
URS Corp. (1)	1,942	75,524

		7,630,506
ENTERTAINMENT—1.07%
DreamWorks Animation SKG Inc. Class A (1)	17,341	431,964
International Game Technology Inc.	230,280	9,556,620
Penn National Gaming Inc. (1)	49,087	1,792,657
Regal Entertainment Group Class A	42,802	848,336
Scientific Games Corp. Class A (1)	44,899	1,427,788
Warner Music Group Corp.	33,673	873,814

		14,931,179
ENVIRONMENTAL CONTROL—0.47%
Allied Waste Industries Inc. (1)	9,482	106,862
Nalco Holding Co. (1)	72,043	1,334,236
Republic Services Inc.	76,385	3,071,441
Stericycle Inc. (1)	30,182	2,106,402

		6,618,941
FOOD—2.58%
Campbell Soup Co.	92,880	3,390,120
Heinz (H.J.) Co.	129,292	5,421,214
Hershey Co. (The)	105,367	5,631,866
Kroger Co.	61,306	1,418,621
McCormick & Co. Inc. NVS	71,206	2,704,404
Sara Lee Corp.	271,573	4,364,178
Whole Foods Market Inc.	95,190	5,657,142
Wrigley (William Jr.) Co.	159,568	7,349,702

		35,937,247
FOREST PRODUCTS & PAPER—0.01%
Rayonier Inc.	4,727	178,681

		178,681
HAND & MACHINE TOOLS—0.54%
Black & Decker Corp.	47,432	3,763,729
Lincoln Electric Holdings Inc.	28,970	1,577,416
Snap-On Inc.	4,969	221,369
Stanley Works (The)	38,607	1,924,559

		7,487,073

HEALTH CARE - PRODUCTS—4.16%
Advanced Medical Optics Inc. (1)(2)	40,398	1,597,741
Bard (C.R.) Inc.	70,362	5,277,150
Bausch & Lomb Inc.	5,928	297,171
Beckman Coulter Inc.	39,382	2,266,828
Biomet Inc.	167,197	5,382,071
Cooper Companies Inc.	15,165	811,327
Cytyc Corp. (1)	77,610	1,899,893
Dade Behring Holdings Inc.	59,162	2,375,946
DENTSPLY International Inc.	107,453	3,235,410
Edwards Lifesciences Corp. (1)	40,008	1,863,973
Gen-Probe Inc. (1)	35,011	1,641,666
Henry Schein Inc. (1)	60,128	3,014,818
Hillenbrand Industries Inc.	17,567	1,000,968
IDEXX Laboratories Inc. (1)	21,522	1,961,515
Intuitive Surgical Inc. (1)	24,826	2,617,902
Kinetic Concepts Inc. (1)	29,764	936,375
Patterson Companies Inc. (1)	94,135	3,163,877
ResMed Inc. (1)	51,180	2,059,995
Respironics Inc. (1)	49,334	1,904,786
St. Jude Medical Inc. (1)	245,090	8,649,226
TECHNE Corp. (1)	26,718	1,358,877
Varian Medical Systems Inc. (1)	89,256	4,765,378

		58,082,893
HEALTH CARE - SERVICES—3.55%
Brookdale Senior Living Inc.	11,297	524,407
Community Health Systems Inc. (1)	40,683	1,519,510
Covance Inc. (1)	32,567	2,161,797
Coventry Health Care Inc. (1)	109,053	5,618,411
DaVita Inc. (1)	70,150	4,059,580
Health Management Associates Inc. Class A	41,987	877,528
Health Net Inc. (1)	71,850	3,126,912
Humana Inc. (1)	111,488	7,368,242
Laboratory Corp. of America Holdings (1)	84,733	5,555,943
LifePoint Hospitals Inc. (1)(2)	13,725	484,767
Lincare Holdings Inc. (1)	65,158	2,257,073
Manor Care Inc.	50,140	2,621,319
Pediatrix Medical Group Inc. (1)	32,909	1,500,650
Quest Diagnostics Inc.	107,584	6,579,837
Sierra Health Services Inc. (1)	37,988	1,437,466
Tenet Healthcare Corp. (1)	217,479	1,770,279
Triad Hospitals Inc. (1)	9,801	431,538
Universal Health Services Inc. Class B	7,134	427,541
Wellcare Health Plans Inc. (1)	22,172	1,255,600

		49,578,400
HOLDING COMPANIES - DIVERSIFIED—0.09%
Walter Industries Inc.	29,519	1,259,871

		1,259,871
HOME BUILDERS—1.07%
Beazer Homes USA Inc.	13,809	539,103
Centex Corp.	37,485	1,972,461
Horton (D.R.) Inc.	114,254	2,736,383
KB Home	28,301	1,239,584
Lennar Corp. Class A	37,302	1,687,915
M.D.C. Holdings Inc.	10,348	480,665
NVR Inc. (1)(2)	3,161	1,691,135
Pulte Homes Inc.	71,627	2,282,036
Ryland Group Inc.	11,199	483,909
Standard-Pacific Corp.	17,165	403,377
Thor Industries Inc.	24,152	994,338
Toll Brothers Inc. (1)	16,923	475,198

		14,986,104
HOME FURNISHINGS—0.27%
Harman International Industries Inc.	45,435	3,791,096

		3,791,096
HOUSEHOLD PRODUCTS & WARES—0.70%
Avery Dennison Corp.	64,029	3,852,625
Church & Dwight Co. Inc.	43,879	1,716,108

Fortune Brands Inc.	34,138	2,564,105
Jarden Corp. (1)	16,251	535,795
Scotts Miracle-Gro Co. (The) Class A	23,873	1,062,110

		9,730,743
HOUSEWARES—0.32%
Newell Rubbermaid Inc.	115,568	3,272,886
Toro Co. (The)	28,930	1,219,978

		4,492,864
INSURANCE—0.68%
Ambac Financial Group Inc.	6,098	504,609
Berkley (W.R.) Corp.	59,151	2,093,354
Brown & Brown Inc.	76,253	2,330,292
CNA Financial Corp. (1)	1,814	65,340
Gallagher (Arthur J.) & Co.	19,880	530,200
Hanover Insurance Group Inc. (The)	12,475	556,759
HCC Insurance Holdings Inc.	40,896	1,344,660
Markel Corp. (1)	1,193	489,917
Philadelphia Consolidated Holding Corp. (1)	30,820	1,226,020
Transatlantic Holdings Inc.	6,589	398,041

		9,539,192
INTERNET—2.45%
Akamai Technologies Inc. (1)(2)	104,987	5,248,300
Amazon.com Inc. (1)(2)	212,087	6,812,234
CheckFree Corp. (1)	56,279	2,325,448
Emdeon Corp. (1)	186,255	2,181,046
Expedia Inc. (1)	13,082	205,126
F5 Networks Inc. (1)	27,514	1,478,052
IAC/InterActiveCorp (1)	45,468	1,307,660
Liberty Media Holding Corp. - Liberty Interactive Group Series A (1)	365,648	7,451,906
McAfee Inc. (1)	100,198	2,450,843
NutriSystem Inc. (1)(2)	21,783	1,356,863
VeriSign Inc. (1)	156,178	3,154,796
WebMD Health Corp. Class A (1)(2)	4,789	164,454

		34,136,728
IRON & STEEL—0.43%
Allegheny Technologies Inc.	68,112	4,235,885
Carpenter Technology Corp.	16,133	1,734,459

		5,970,344
LEISURE TIME—0.85%
Brunswick Corp.	12,065	376,307
Harley-Davidson Inc.	182,488	11,451,122

		11,827,429
LODGING—2.14%
Boyd Gaming Corp.	29,642	1,139,438
Choice Hotels International Inc.	22,786	931,947
Harrah’s Entertainment Inc.	92,647	6,154,540
Hilton Hotels Corp.	261,435	7,280,965
MGM Mirage (1)	81,251	3,208,602
Starwood Hotels & Resorts Worldwide Inc.	122,998	7,034,256
Station Casinos Inc.	32,698	1,890,925
Wynn Resorts Ltd. (1)	33,522	2,279,831

		29,920,504
MACHINERY—1.79%
AGCO Corp. (1)	4,179	105,938
Cummins Inc.	28,630	3,413,555
Flowserve Corp. (1)	5,791	292,967
Gardner Denver Inc. (1)	35,524	1,175,134
Graco Inc.	46,434	1,813,712
IDEX Corp.	36,217	1,559,142
JLG Industries Inc.	72,158	1,429,450
Joy Global Inc.	83,931	3,156,645
Manitowoc Co. Inc. (The)	41,546	1,860,845
Rockwell Automation Inc.	120,611	7,007,499
Terex Corp. (1)	32,288	1,460,063
Zebra Technologies Corp. Class A (1)	48,020	1,716,235

		24,991,185

MANUFACTURING—2.45%
Brink’s Co. (The)	25,459	1,350,855
Carlisle Companies Inc.	17,833	1,499,755
Donaldson Co. Inc.	50,189	1,851,974
Dover Corp.	124,000	5,882,560
Harsco Corp.	28,487	2,212,016
ITT Industries Inc.	83,926	4,302,886
Leggett & Platt Inc.	68,159	1,706,020
Pall Corp.	15,175	467,542
Parker Hannifin Corp.	34,885	2,711,611
Pentair Inc.	26,078	682,983
Roper Industries Inc.	58,952	2,637,512
Textron Inc.	82,559	7,223,912
Trinity Industries Inc.	50,789	1,633,882

		34,163,508
MEDIA—1.89%
Cablevision Systems Corp.	74,360	1,688,716
CTC Media Inc. (1)	7,494	167,116
Discovery Holding Co. Class A (1)	53,613	775,244
Dow Jones & Co. Inc.	40,156	1,346,832
EchoStar Communications Corp. (1)	139,776	4,576,266
Liberty Global Inc. Class A (1)	112,957	2,907,513
McClatchy Co. (The) Class A	3,062	129,186
Meredith Corp.	21,093	1,040,518
Scripps (E.W.) Co. Class A	56,953	2,729,757
Sirius Satellite Radio Inc. (1)(2)	953,461	3,728,032
Univision Communications Inc. Class A (1)	100,008	3,434,275
Washington Post Co. (The) Class B	752	554,224
Wiley (John) & Sons Inc. Class A	30,018	1,080,948
XM Satellite Radio Holdings Inc. Class A (1)	175,432	2,261,318

		26,419,945
METAL FABRICATE & HARDWARE—0.42%
Precision Castparts Corp.	91,827	5,799,793
Timken Co. (The)	4,400	131,032

		5,930,825
MINING—0.77%
Freeport-McMoRan Copper & Gold Inc.	68,851	3,667,004
Southern Copper Corp. (2)	4,595	425,037
Titanium Metals Corp. (1)	51,052	1,290,595
Vulcan Materials Co.	68,356	5,348,857

		10,731,493
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	88,492	3,926,390

		3,926,390
OFFICE FURNISHINGS—0.15%
HNI Corp.	35,154	1,461,703
Steelcase Inc. Class A	40,711	638,756

		2,100,459
OIL & GAS—2.86%
Cheniere Energy Inc. (1)	37,201	1,105,242
CNX Gas Corp. (1)	18,927	438,539
Denbury Resources Inc. (1)	81,127	2,344,570
Diamond Offshore Drilling Inc.	40,061	2,899,215
ENSCO International Inc.	104,460	4,578,482
Frontier Oil Corp.	41,340	1,098,817
Helmerich & Payne Inc.	71,714	1,651,573
Holly Corp.	32,588	1,412,038
Patterson-UTI Energy Inc.	116,788	2,774,883
Plains Exploration & Production Co. (1)	53,632	2,301,349
Pride International Inc. (1)	89,417	2,451,814
Quicksilver Resources Inc. (1)(2)	42,440	1,353,836

Range Resources Corp.	93,976	2,371,954
Rowan Companies Inc.	69,673	2,203,757
Southwestern Energy Co. (1)	114,133	3,409,153
St. Mary Land & Exploration Co.	38,778	1,423,540
Sunoco Inc.	45,336	2,819,446
TODCO (1)	41,957	1,451,712
Unit Corp. (1)	31,573	1,451,411
W&T Offshore Inc.	13,604	397,373

		39,938,704
OIL & GAS SERVICES—2.59%
BJ Services Co.	203,164	6,121,331
Cameron International Corp. (1)	78,431	3,789,002
Dresser-Rand Group Inc. (1)	21,231	433,112
FMC Technologies Inc. (1)	46,567	2,500,648
Global Industries Ltd. (1)	59,900	932,044
Grant Prideco Inc. (1)	88,885	3,380,297
Helix Energy Solutions Group Inc. (1)	62,072	2,073,205
National Oilwell Varco Inc. (1)	111,041	6,501,451
Oceaneering International Inc. (1)	36,477	1,123,492
Smith International Inc.	145,370	5,640,356
Superior Energy Services Inc. (1)	54,465	1,430,251
Tetra Technologies Inc. (1)	48,461	1,170,818
Tidewater Inc.	23,736	1,048,894

		36,144,901
PACKAGING & CONTAINERS—0.85%
Ball Corp.	71,300	2,884,085
Crown Holdings Inc. (1)	114,379	2,127,449
Owens-Illinois Inc. (1)	104,056	1,604,544
Packaging Corp. of America	55,079	1,277,833
Pactiv Corp. (1)	95,840	2,723,773
Sealed Air Corp.	22,806	1,234,261

		11,851,945
PHARMACEUTICALS—4.22%
Abraxis BioScience Inc. (1)	17,344	481,816
Allergan Inc.	101,527	11,432,955
AmerisourceBergen Corp.	27,628	1,248,786
Amylin Pharmaceuticals Inc. (1)(2)	72,673	3,202,699
Barr Pharmaceuticals Inc. (1)	72,091	3,744,407
Cephalon Inc. (1)	41,380	2,555,215
Endo Pharmaceuticals Holdings Inc. (1)	90,324	2,940,046
Express Scripts Inc. (1)	78,344	5,914,189
Forest Laboratories Inc. (1)	221,374	11,203,738
Hospira Inc. (1)	106,079	4,059,643
ImClone Systems Inc. (1)	47,160	1,335,571
Kos Pharmaceuticals Inc. (1)	11,271	557,013
Mylan Laboratories Inc.	143,179	2,882,193
Omnicare Inc.	40,012	1,724,117
Sepracor Inc. (1)(2)	73,848	3,577,197
VCA Antech Inc. (1)	56,661	2,043,196

		58,902,781
PIPELINES—1.98%
El Paso Corp.	442,123	6,030,558
Equitable Resources Inc.	71,304	2,494,214
Kinder Morgan Inc.	72,390	7,590,091
Questar Corp.	51,484	4,209,847
Williams Companies Inc.	307,318	7,335,681

		27,660,391
REAL ESTATE—0.76%
CB Richard Ellis Group Inc. Class A (1)	125,692	3,092,023
Forest City Enterprises Inc. Class A	47,816	2,596,409
Jones Lang LaSalle Inc.	24,294	2,076,651
St. Joe Co. (The) (2)	50,644	2,778,836

		10,543,919

REAL ESTATE INVESTMENT TRUSTS—2.00%
CapitalSource Inc.	41,194	1,063,629
Developers Diversified Realty Corp.	31,494	1,756,105
Essex Property Trust Inc.	7,007	850,650
Federal Realty Investment Trust	18,753	1,393,348
General Growth Properties Inc.	60,529	2,884,207
Global Signal Inc.	11,579	585,666
Kilroy Realty Corp.	21,755	1,639,022
Macerich Co. (The)	48,749	3,722,474
Pan Pacific Retail Properties Inc.	5,726	397,499
Public Storage Inc.	51,589	4,436,138
SL Green Realty Corp.	30,460	3,402,382
Taubman Centers Inc.	19,266	855,796
United Dominion Realty Trust Inc.	91,474	2,762,515
Ventas Inc.	42,089	1,622,110
Weingarten Realty Investors	13,456	578,877

		27,950,418
RETAIL—9.26%
Abercrombie & Fitch Co. Class A	59,746	4,151,152
Advance Auto Parts Inc.	73,278	2,413,777
American Eagle Outfitters Inc.	77,513	3,397,395
AnnTaylor Stores Corp. (1)	45,540	1,906,304
AutoZone Inc. (1)	34,406	3,554,140
Barnes & Noble Inc.	8,117	307,959
Bed Bath & Beyond Inc. (1)	191,857	7,340,449
Brinker International Inc.	57,822	2,318,084
Burger King Holdings Inc. (1)	16,971	270,857
CarMax Inc. (1)	71,509	2,982,640
Cheesecake Factory Inc. (The) (1)	53,663	1,459,097
Chico’s FAS Inc. (1)	121,713	2,620,481
Circuit City Stores Inc.	110,052	2,763,406
Claire’s Stores Inc.	67,164	1,958,502
Coldwater Creek Inc. (1)	40,549	1,166,189
Copart Inc. (1)	48,026	1,353,853
Darden Restaurants Inc.	100,686	4,276,134
Dick’s Sporting Goods Inc. (1)	24,770	1,127,530
Dollar General Corp.	200,016	2,726,218
Dollar Tree Stores Inc. (1)	7,594	235,110
Family Dollar Stores Inc.	56,386	1,648,727
Foot Locker Inc.	11,927	301,157
GameStop Corp. Class A (1)	44,580	2,063,162
Limited Brands Inc.	231,807	6,140,567
Michaels Stores Inc.	89,691	3,905,146
MSC Industrial Direct Co. Inc. Class A	25,653	1,045,103
Nordstrom Inc.	160,407	6,785,216
Office Depot Inc. (1)	195,584	7,764,685
O’Reilly Automotive Inc. (1)	76,902	2,553,915
OSI Restaurant Partners Inc.	23,966	759,962
Panera Bread Co. Class A (1)	20,385	1,187,426
Penney (J.C.) Co. Inc.	159,363	10,898,836
PetSmart Inc.	95,135	2,639,996
RadioShack Corp.	70,150	1,353,895
Ross Stores Inc.	97,479	2,476,941
Tiffany & Co.	58,449	1,940,507
Tim Hortons Inc. (2)	83,348	2,192,052
TJX Companies Inc.	310,984	8,716,882
Tractor Supply Co. (1)	24,384	1,176,772
United Auto Group Inc.	4,242	99,263
Urban Outfitters Inc. (1)	77,878	1,377,662
Wendy’s International Inc.	32,443	2,173,681
Williams-Sonoma Inc.	65,318	2,115,650
Yum! Brands Inc.	184,702	9,613,739

		129,260,219
SAVINGS & LOANS—0.30%
Hudson City Bancorp Inc.	196,011	2,597,146
People’s Bank	39,591	1,568,200

		4,165,346
SEMICONDUCTORS—6.07%
Agere Systems Inc. (1)	115,576	1,725,550
Altera Corp. (1)	243,901	4,482,900

Analog Devices Inc.	245,381	7,211,748
Cree Inc. (1)(2)	44,442	893,729
Cypress Semiconductor Corp. (1)(2)	84,633	1,503,928
Fairchild Semiconductor International Inc. Class A (1)	42,409	793,048
Freescale Semiconductor Inc. Class B (1)	126,815	4,820,238
Integrated Device Technology Inc. (1)	60,058	964,531
International Rectifier Corp. (1)(2)	26,700	930,228
Intersil Corp. Class A	41,930	1,029,381
KLA-Tencor Corp.	106,714	4,745,572
Lam Research Corp. (1)	95,531	4,330,420
Linear Technology Corp.	206,309	6,420,336
LSI Logic Corp. (1)	193,815	1,593,159
Maxim Integrated Products Inc.	217,911	6,116,762
MEMC Electronic Materials Inc. (1)	97,841	3,583,916
Microchip Technology Inc.	145,630	4,721,325
Micron Technology Inc. (1)	224,556	3,907,274
National Semiconductor Corp.	229,375	5,397,194
Novellus Systems Inc. (1)	34,191	945,723
NVIDIA Corp. (1)	239,508	7,087,042
PMC-Sierra Inc. (1)	140,100	832,194
QLogic Corp. (1)	109,530	2,070,117
Rambus Inc. (1)	53,606	934,889
Silicon Laboratories Inc. (1)	33,949	1,053,098
Spansion Inc. Class A (1)	5,280	88,018
Teradyne Inc. (1)	103,698	1,364,666
Xilinx Inc.	233,391	5,122,932

		84,669,918
SOFTWARE—5.93%
Activision Inc. (1)	187,777	2,835,433
Acxiom Corp.	58,841	1,451,019
Autodesk Inc. (1)	156,949	5,458,686
BEA Systems Inc. (1)	264,576	4,021,555
BMC Software Inc. (1)	144,545	3,934,515
CA Inc.	47,128	1,116,462
Cerner Corp. (1)	43,875	1,991,925
Citrix Systems Inc. (1)	123,741	4,480,662
Dun & Bradstreet Corp. (1)	42,749	3,205,747
Electronic Arts Inc. (1)	206,362	11,490,236
Fair Isaac Corp.	35,695	1,305,366
Fidelity National Information Services Inc.	14,099	521,663
Fiserv Inc. (1)	119,390	5,622,075
Global Payments Inc.	45,800	2,015,658
IMS Health Inc.	97,272	2,591,326
Intuit Inc. (1)	236,695	7,595,543
MasterCard Inc. Class A (1)	41,797	2,940,419
MoneyGram International Inc.	57,830	1,680,540
NAVTEQ Corp. (1)(2)	63,199	1,650,126
Paychex Inc.	228,463	8,418,862
Red Hat Inc. (1)	125,202	2,639,258
Salesforce.com Inc. (1)	57,332	2,057,072
SEI Investments Co.	42,652	2,396,616
Total System Services Inc.	25,454	581,115
VeriFone Holdings Inc. (1)	26,354	752,407

		82,754,286
TELECOMMUNICATIONS—3.61%
ADC Telecommunications Inc. (1)	70,479	1,057,185
American Tower Corp. Class A (1)	284,998	10,402,427
Avaya Inc. (1)	24,440	279,594
Ciena Corp. (1)	12,531	341,470
Citizens Communications Co.	90,622	1,272,333
Comverse Technology Inc. (1)	110,299	2,364,811
Crown Castle International Corp. (1)(2)	122,078	4,302,029
Harris Corp.	91,193	4,057,177
JDS Uniphase Corp. (1)	1,111,529	2,434,248
Juniper Networks Inc. (1)	206,798	3,573,469
Leap Wireless International Inc. (1)	11,557	560,399
Level 3 Communications Inc. (1)	783,221	4,190,232
Lucent Technologies Inc. (1)	1,636,686	3,829,845
NeuStar Inc. Class A (1)	42,334	1,174,768

NII Holdings Inc. Class B (1)	93,580	5,816,933
SBA Communications Corp. (1)	69,911	1,700,935
Telephone & Data Systems Inc.	39,812	1,676,085
United States Cellular Corp. (1)	6,242	372,647
West Corp. (1)	20,327	981,794

		50,388,381
TEXTILES—0.30%
Cintas Corp.	95,238	3,888,568
Mohawk Industries Inc. (1)	4,179	311,127

		4,199,695
TRANSPORTATION—1.67%
C.H. Robinson Worldwide Inc.	118,020	5,261,332
Con-way Inc.	32,673	1,464,404
CSX Corp.	147,232	4,833,627
Expeditors International Washington Inc.	144,974	6,462,941
Hunt (J.B.) Transport Services Inc.	74,282	1,542,837
Kansas City Southern Industries Inc. (1)	18,489	504,935
Kirby Corp. (1)	35,760	1,120,361
Landstar System Inc.	40,018	1,708,769
Swift Transportation Co. Inc. (1)	16,737	397,002

		23,296,208
TRUCKING & LEASING—0.05%
GATX Corp.	16,057	664,278

		664,278
WATER—0.08%
Aqua America Inc. (2)	52,815	1,158,761

		1,158,761
TOTAL COMMON STOCKS

(Cost: $1,273,417,784)		1,394,195,147

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.99%
CERTIFICATES OF DEPOSIT (3)—0.12%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$232,867	232,867
Societe Generale
5.33%, 12/08/06	332,667	332,667
Washington Mutual Bank
5.36%, 11/13/06	831,666	831,666
Wells Fargo Bank N.A.
4.78%, 12/05/06	266,133	266,133

		1,663,333
COMMERCIAL PAPER (3)—0.38%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	180,232	178,291
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	83,167	82,788
Atlantis One Funding
5.30%, 11/14/06 (4)	456,445	453,548
Beta Finance Inc.
5.27%, 01/25/07 (4)	66,533	65,414
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	105,023	103,898
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	168,635	167,568
CC USA Inc.
5.03%, 10/24/06 (4)	66,533	66,329
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	382,566	380,320

Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	199,600	198,008
Curzon Funding LLC
5.29%, 11/17/06 (4)	332,667	330,418
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	245,415	242,924
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	332,667	330,952
Five Finance Inc.
5.19%, 12/01/06 (4)	149,700	148,405
Galleon Capital Corp.
5.27%, 12/18/06 (4)	46,513	45,989
General Electric Capital Services Inc.
5.22%, 12/11/06	33,267	32,929
Giro Funding US Corp.
5.34%, 10/10/06 (4)	166,333	166,136
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	159,680	159,069
HBOS Treasury Services PLC
5.27%, 12/15/06	66,533	65,813
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	665,333	663,570
Landale Funding LLC
5.31%, 11/15/06 (4)	259,480	257,797
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	181,709	180,558
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	214,570	213,183
Nationwide Building Society
5.27%, 12/15/06	116,433	115,172
Nestle Capital Corp.
5.19%, 08/09/07	199,600	190,651
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	177,245	174,406
Sydney Capital Corp.
5.27%, 12/08/06 (4)	7,934	7,856
Tulip Funding Corp.
5.29%, 11/15/06 (4)	175,455	174,321
White Pine Finance LLC
5.12%, 10/27/06 (4)	62,874	62,650

		5,258,963
MEDIUM-TERM NOTES (3)—0.10%
Bank of America N.A.
5.28%, 04/20/07	83,167	83,167
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	249,500	249,500
K2 USA LLC
5.39%, 06/04/07 (4)	249,500	249,500
Marshall & Ilsley Bank
5.18%, 12/15/06	332,667	332,899
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	389,220	389,220
US Bank N.A.
2.85%, 11/15/06	66,533	66,386

		1,370,672
MONEY MARKET FUNDS—0.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	2,910,438	2,910,438

		2,910,438
REPURCHASE AGREEMENTS (3)—0.59%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $665.634 (collateralized by non-U.S. Government debt securities, value $685,663, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$665,333	665,333

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $499,222 (collateralized by non-U.S. Government debt securities, value $549,198, 0.31% to 5.25%, 6/1/35 to 8/25/36).	499,000	499,000
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $499,226 (collateralized by non-U.S. Government debt securities, value $549,198, 0.31% to 5.25%, 6/1/35 to 8/25/36).	499,000	499,000
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $33,282 (collateralized by non-U.S. Government debt securities, value $34,283, 5.75%, 3/15/16).	33,267	33,267
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,164,860 (collateralized by non-U.S. Government debt securities, value $1,223,209, 5.87%, 6/25/36).	1,164,333	1,164,333
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $366,100 (collateralized by non-U.S. Government debt securities, value $406,684, 0.00% to 10.00%, 5/27/33 to 9/29/36).	365,933	365,933
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $199,692 (collateralized by non-U.S. Government debt securities, value $218,984, 0.00% to 10.00%, 5/27/33 to 9/29/36).	199,600	199,600
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $665,634 (collateralized by non-U.S. Government debt securities, value $698,977, 0.00% to 9.00%, 5/1/17 to 2/25/46).	665,333	665,333
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $499,226 (collateralized by non-U.S. Government debt securities, value $688,991, 0.00% to 8.33%, 10/27/06 to 3/25/37).	499,000	499,000
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $399,384 (collateralized by non-U.S. Government debt securities, value $419,386, 0.00% to 10.00%, 10/1/06 to 9/30/36).	399,200	399,200
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $83,205 (collateralized by non-U.S. Government debt securities, value $87,384, 6.50% to 7.63%, 2/1/07 to 6/1/16).	83,167	83,167
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $665,634 (collateralized by non-U.S. Government debt securities, value $698,992, 0.79% to 9.08%, 8/5/18 to 12/20/54).	665,333	665,333
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $665,634 (collateralized by non-U.S. Government debt securities, value $685,672, 4.85% to 8.60%, 5/1/09 to 12/1/25).	665,333	665,333
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $332,818 (collateralized by non-U.S. Government debt securities, value $363,508, 4.69% to 6.41%, 12/17/19 to 6/25/45).	332,667	332,667
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $449,307 (collateralized by non-U.S. Government debt securities, value $472,841, 0.00% to 10.00%, 10/1/06 to 9/30/36).	449,100	449,100
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $241,782 (collateralized by non-U.S. Government debt securities, value $252,159, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	232,867	232,867
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $865,326 (collateralized by non-U.S. Government debt securities, value $908,670, 0.06% to 7.95%, 8/15/13 to 7/15/45).	864,933	864,933

		8,283,399

TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	59,784	59,784

		59,784
VARIABLE & FLOATING RATE NOTES (3)—1.59%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	851,626	851,732
American Express Bank
5.29%, 02/28/07	332,667	332,665
American Express Centurion Bank
5.42%, 07/19/07	365,933	366,269
American Express Credit Corp.
5.43%, 07/05/07	99,800	99,850
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	63,207	63,207
ASIF Global Financing
5.51%, 05/03/07 (4)	33,267	33,278
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	216,233	216,233
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	482,366	482,385
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	848,300	848,339
BMW US Capital LLC
5.33%, 10/15/07 (4)	332,667	332,667
BNP Paribas
5.36%, 05/18/07 (4)	615,433	615,433
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	242,847	242,847
CC USA Inc.
5.48%, 07/30/07 (4)	166,333	166,353
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	83,167	83,167
Credit Agricole SA
5.48%, 07/23/07	332,667	332,667
Credit Suisse First Boston NY
5.51%, 04/24/07	166,333	166,340
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	83,167	83,167
DEPFA Bank PLC
5.43%, 09/14/07	332,667	332,667
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	382,566	382,588
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	332,667	332,667
Fifth Third Bancorp
5.31%, 09/21/07 (4)	665,333	665,333
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	332,667	332,643
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	349,300	349,374
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,164,333	1,164,333
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	266,133	266,169
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	499,000	499,071
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	332,667	332,667
Holmes Financing PLC
5.30%, 07/16/07 (4)	582,166	582,166
JP Morgan Chase & Co.
5.30%, 08/02/07	249,500	249,500

K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	249,500	249,490
Kestrel Funding LLC
5.31%, 07/11/07 (4)	133,067	133,056
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	199,600	199,600
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	346,937	346,937
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	415,833	415,762
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	365,933	365,911
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	146,582	146,582
Marshall & Ilsley Bank
5.31%, 10/15/07	182,967	182,967
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	499,000	499,000
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	33,267	33,267
Monumental Global Funding II
5.38%, 12/27/06 (4)	66,533	66,538
Mound Financing PLC
5.30%, 05/08/07 (4)	312,707	312,707
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	998,000	997,985
National City Bank of Indiana
5.37%, 05/21/07	166,333	166,342
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,097,800	1,098,032
Newcastle Ltd.
5.35%, 04/24/07 (4)	117,265	117,246
Northern Rock PLC
5.37%, 08/03/07 (4)	399,200	399,208
Northlake CDO I
5.46%, 09/06/07 (4)	99,800	99,800
Principal Life Global Funding I
5.83%, 02/08/07	149,700	149,947
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	482,366	482,357
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	332,667	332,667
Strips III LLC
5.38%, 07/24/07 (4)	78,612	78,612
SunTrust Bank
5.30%, 05/01/07	332,667	332,678
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	811,706	811,642
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	465,733	465,734
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	463,290	463,290
Wachovia Bank N.A.
5.43%, 05/22/07	665,333	665,333
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	249,500	249,632
Wells Fargo & Co.
5.34%, 09/14/07 (4)	166,333	166,343
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	249,500	249,499
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	998,000	997,815
Wind Master Trust
5.32%, 07/25/07 (4)	133,067	133,067

		22,214,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,761,412)	41,761,412

TOTAL INVESTMENTS IN SECURITIES — 102.90%
(Cost: $1,315,179,196)	1,435,956,559
Other Assets, Less Liabilities—(2.90)%	(40,494,007)

NET ASSETS—100.00%	$1,395,462,552

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.95%
ADVERTISING—0.15%
Donnelley (R.H.) Corp.	74,025	$3,915,922

		3,915,922
AEROSPACE & DEFENSE—0.78%
Alliant Techsystems Inc. (1)	32,957	2,671,494
Armor Holdings Inc. (1)	43,313	2,483,134
DRS Technologies Inc.	40,207	1,755,840
Goodrich Corp.	12,337	499,895
L-3 Communications Holdings Inc.	163,704	12,822,934

		20,233,297
AGRICULTURE—0.51%
Loews Corp.—Carolina Group	134,944	7,474,548
UST Inc.	103,727	5,687,351

		13,161,899
AIRLINES—0.53%
AMR Corp. (1)	72,166	1,669,921
Southwest Airlines Co.	487,569	8,122,900
UAL Corp. (1)	150,814	4,007,128

		13,799,949
APPAREL—0.85%
Hanesbrands Inc. (1)	65,312	1,470,173
Jones Apparel Group Inc.	162,959	5,286,390
Liz Claiborne Inc.	151,252	5,975,967
VF Corp.	127,015	9,265,744

		21,998,274
AUTO MANUFACTURERS—1.14%
Ford Motor Co.	2,610,087	21,115,604
PACCAR Inc.	148,669	8,477,106

		29,592,710
AUTO PARTS & EQUIPMENT—0.48%
Autoliv Inc.	120,020	6,614,302
BorgWarner Inc.	76,677	4,383,624
TRW Automotive Holdings Corp. (1)	62,965	1,515,568

		12,513,494
BANKS—8.82%
AmSouth Bancorp	500,539	14,535,653
Associated Bancorp	191,368	6,219,460
BancorpSouth Inc.	114,623	3,181,934
Bank of Hawaii Corp.	25,809	1,242,961
BOK Financial Corp.	31,534	1,658,688
City National Corp.	60,273	4,041,907
Colonial BancGroup Inc. (The)	223,785	5,482,732

Comerica Inc.	234,929	13,372,159
Commerce Bancshares Inc.	96,516	4,880,814
Compass Bancshares Inc.	186,772	10,642,269
Cullen/Frost Bankers Inc.	46,911	2,712,394
East West Bancorp Inc.	6,851	271,368
First Citizens BancShares Inc. Class A	8,717	1,665,819
First Horizon National Corp.	178,283	6,776,537
Fulton Financial Corp.	250,874	4,061,650
Huntington Bancshares Inc.	354,778	8,489,838
KeyCorp	584,583	21,886,788
M&T Bank Corp.	109,974	13,192,481
Marshall & Ilsley Corp.	366,126	17,639,951
Mercantile Bankshares Corp.	178,285	6,466,397
North Fork Bancorp Inc.	672,749	19,267,531
Northern Trust Corp.	17,313	1,011,599
Popular Inc.	402,640	7,827,322
Sky Financial Group Inc.	145,614	3,625,789
South Financial Group Inc. (The)	108,401	2,821,678
Synovus Financial Corp.	217,846	6,398,137
TCF Financial Corp.	118,240	3,108,530
TD Banknorth Inc.	145,660	4,206,661
UnionBanCal Corp.	77,495	4,719,445
Valley National Bancorp	168,963	4,320,384
Webster Financial Corp.	76,296	3,594,305
Whitney Holding Corp.	94,941	3,396,040
Wilmington Trust Corp.	98,583	4,391,873
Zions Bancorporation	153,476	12,248,920

		229,360,014
BEVERAGES—1.01%
Coca-Cola Enterprises Inc.	441,735	9,201,340
Constellation Brands Inc. (1)	235,997	6,791,994
Molson Coors Brewing Co. Class B	70,572	4,862,411
Pepsi Bottling Group Inc.	96,294	3,418,437
PepsiAmericas Inc.	90,161	1,924,036

		26,198,218
BIOTECHNOLOGY—0.32%
Charles River Laboratories International Inc. (1)	69,153	3,001,932
Invitrogen Corp. (1)	49,072	3,111,656
Millennium Pharmaceuticals Inc. (1)	210,110	2,090,594

		8,204,182
BUILDING MATERIALS—0.43%
Lennox International Inc.	87,084	1,994,224
Masco Corp.	226,474	6,209,917
USG Corp. (1)	60,690	2,854,858

		11,058,999
CHEMICALS—4.03%
Air Products & Chemicals Inc.	286,293	19,001,266
Airgas Inc.	6,152	222,518
Albemarle Corp.	56,795	3,085,672
Ashland Inc.	92,259	5,884,279
Cabot Corp.	53,882	2,004,410
Celanese Corp. Class A	50,717	907,834
Chemtura Corp.	347,275	3,010,874
Cytec Industries Inc.	59,633	3,314,998
Eastman Chemical Co.	118,307	6,390,944
FMC Corp.	56,506	3,620,339
Huntsman Corp. (1)	37,893	689,653
International Flavors & Fragrances Inc.	42,108	1,664,950
Lubrizol Corp.	98,825	4,519,267

Lyondell Chemical Co.	313,729	7,959,305
Mosaic Co. (The) (1)(2)	213,235	3,603,671
PPG Industries Inc.	209,138	14,028,977
Rohm & Haas Co.	197,879	9,369,571
RPM International Inc.	171,387	3,254,639
Sherwin-Williams Co. (The)	63,822	3,559,991
Sigma-Aldrich Corp.	55,154	4,173,503
Valspar Corp. (The)	146,930	3,908,338
Westlake Chemical Corp.	19,577	626,660

		104,801,659
COMMERCIAL SERVICES—1.29%
ADESA Inc.	129,899	3,001,966
Convergys Corp. (1)	191,413	3,952,678
Corrections Corp. of America (1)	29,537	1,277,475
Donnelley (R.R.) & Sons Co.	312,568	10,302,241
Equifax Inc.	19,331	709,641
Hewitt Associates Inc. Class A (1)	69,501	1,686,094
Laureate Education Inc. (1)	9,904	474,005
Manpower Inc.	18,093	1,108,558
Quanta Services Inc. (1)	86,001	1,449,977
Service Corp. International	427,521	3,993,046
ServiceMaster Co. (The)	293,360	3,288,566
United Rentals Inc. (1)	93,455	2,172,829

		33,417,076
COMPUTERS—1.74%
Affiliated Computer Services Inc. Class A (1)	95,320	4,943,295
Cadence Design Systems Inc. (1)	65,293	1,107,369
Ceridian Corp. (1)	20,099	449,414
Computer Sciences Corp. (1)	248,000	12,181,760
Diebold Inc.	19,251	837,996
Electronic Data Systems Corp.	329,206	8,072,131
Lexmark International Inc. (1)	36,056	2,078,989
NCR Corp. (1)	207,972	8,210,735
Reynolds & Reynolds Co. (The) Class A	20,934	827,102
Synopsys Inc. (1)	189,211	3,731,241
Unisys Corp. (1)	495,627	2,805,249

		45,245,281
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	88,624	4,483,488

		4,483,488
DISTRIBUTION & WHOLESALE—0.76%
Genuine Parts Co.	249,761	10,772,192
Grainger (W.W.) Inc.	31,272	2,095,849
Ingram Micro Inc. Class A (1)	202,762	3,884,920
Tech Data Corp. (1)	80,327	2,934,345

		19,687,306
DIVERSIFIED FINANCIAL SERVICES—2.76%
AmeriCredit Corp. (1)(2)	143,422	3,584,116
Ameriprise Financial Inc.	310,692	14,571,455
CIT Group Inc.	288,320	14,021,002
E*TRADE Financial Corp. (1)	46,850	1,120,652
Edwards (A.G.) Inc.	110,806	5,903,744
IndyMac Bancorp Inc.	74,114	3,050,532
Janus Capital Group Inc.	151,797	2,993,437
Jefferies Group Inc.	171,597	4,890,514
Legg Mason Inc.	80,985	8,168,147
Nelnet Inc. Class A (1)	3,723	114,445
NYSE Group Inc. (1)(2)	110,947	8,293,288
Raymond James Financial Inc.	130,975	3,829,709
Student Loan Corp. (The)	5,774	1,109,647

		71,650,688

ELECTRIC—11.98%
Alliant Energy Corp.	170,109	6,077,995
Ameren Corp.	297,000	15,678,630
American Electric Power Co. Inc.	569,720	20,720,716
CenterPoint Energy Inc.	450,576	6,452,248
CMS Energy Corp. (1)	319,616	4,615,255
Consolidated Edison Inc.	355,473	16,422,853
Constellation Energy Group Inc.	225,954	13,376,477
DPL Inc.	135,655	3,678,964
DTE Energy Co.	257,126	10,673,300
Dynegy Inc. Class A (1)	545,804	3,023,754
Edison International	471,222	19,621,684
Energy East Corp.	213,825	5,071,929
Entergy Corp.	300,743	23,527,124
Great Plains Energy Inc.	114,897	3,564,105
Hawaiian Electric Industries Inc. (2)	117,244	3,172,623
MDU Resources Group Inc.	260,449	5,818,431
Mirant Corp. (1)	433,943	11,850,983
Northeast Utilities	222,333	5,173,689
NRG Energy Inc. (1)	138,943	6,294,118
NSTAR	154,639	5,158,757
OGE Energy Corp.	131,435	4,746,118
Pepco Holdings Inc.	275,441	6,657,409
PG&E Corp.	502,108	20,912,798
Pinnacle West Capital Corp.	143,532	6,466,117
PPL Corp.	550,316	18,105,396
Progress Energy Inc.	365,878	16,603,544
Puget Energy Inc.	167,699	3,811,798
Reliant Energy Inc. (1)	443,893	5,464,323
SCANA Corp.	167,085	6,728,513
Sierra Pacific Resources Corp. (1)	319,595	4,582,992
TECO Energy Inc.	301,706	4,721,699
Wisconsin Energy Corp.	169,221	7,300,194
WPS Resources Corp.	62,166	3,085,299
Xcel Energy Inc.	586,480	12,110,812

		311,270,647
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
American Power Conversion Corp.	151,307	3,322,702
Energizer Holdings Inc. (1)	16,476	1,186,107
Hubbell Inc. Class B	63,089	3,021,963

		7,530,772
ELECTRONICS—1.21%
Applera Corp. - Applied Biosystems Group	52,107	1,725,263
Arrow Electronics Inc. (1)	151,930	4,167,440
Avnet Inc. (1)	99,636	1,954,858
AVX Corp.	40,175	710,696
Fisher Scientific International Inc. (1)	73,319	5,736,479
Gentex Corp.	21,100	299,831
PerkinElmer Inc.	88,186	1,669,361
Sanmina-SCI Corp. (1)	461,893	1,727,480
Solectron Corp. (1)	702,569	2,290,375
Symbol Technologies Inc.	72,580	1,078,539
Tektronix Inc.	34,550	999,531
Thermo Electron Corp. (1)	165,790	6,520,521
Vishay Intertechnology Inc. (1)	192,187	2,698,305

		31,578,679

ENGINEERING & CONSTRUCTION—0.21%
Shaw Group Inc. (The) (1)	116,045	2,743,304
URS Corp. (1)	69,779	2,713,705

		5,457,009
ENTERTAINMENT—0.18%
DreamWorks Animation SKG Inc. Class A (1)	21,686	540,198
International Speedway Corp. Class A	50,952	2,539,448
Warner Music Group Corp.	61,571	1,597,767

		4,677,413
ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1)(2)	340,538	3,837,863
Republic Services Inc.	9,608	386,338

		4,224,201
FOOD—4.82%
Campbell Soup Co.	146,381	5,342,906
ConAgra Foods Inc.	751,161	18,388,421
Corn Products International Inc.	107,186	3,487,832
Dean Foods Co. (1)	196,734	8,266,763
Del Monte Foods Co.	288,565	3,015,504
Heinz (H.J.) Co.	209,336	8,777,458
Hershey Co. (The)	30,849	1,648,879
Hormel Foods Corp.	106,612	3,835,900
Kroger Co.	914,705	21,166,274
McCormick & Co. Inc. NVS	40,401	1,534,430
Safeway Inc.	650,983	19,757,334
Sara Lee Corp.	521,162	8,375,073
Smithfield Foods Inc. (1)	142,358	3,846,513
Smucker (J.M.) Co. (The)	84,130	4,034,033
SUPERVALU Inc.	295,998	8,776,341
Tyson Foods Inc. Class A	321,578	5,106,659

		125,360,320
FOREST PRODUCTS & PAPER—1.28%
Louisiana-Pacific Corp.	153,436	2,879,994
MeadWestvaco Corp.	262,075	6,947,608
Plum Creek Timber Co. Inc.	266,635	9,076,255
Rayonier Inc.	100,537	3,800,299
Smurfit-Stone Container Corp. (1)	367,817	4,119,550
Temple-Inland Inc.	159,883	6,411,308

		33,235,014
GAS—2.32%
AGL Resources Inc.	112,628	4,110,922
Atmos Energy Corp.	117,281	3,348,373
Energen Corp.	106,186	4,446,008
KeySpan Corp.	253,063	10,411,012
NiSource Inc.	394,395	8,574,147
Sempra Energy	374,716	18,829,479
Southern Union Co.	144,047	3,804,281
UGI Corp.	152,198	3,721,241
Vectren Corp.	110,099	2,956,158

		60,201,621
HAND & MACHINE TOOLS—0.35%
Black & Decker Corp.	8,880	704,628
Kennametal Inc.	57,198	3,240,267
Snap-On Inc.	73,423	3,270,995
Stanley Works (The)	35,201	1,754,770

		8,970,660

HEALTH CARE - PRODUCTS—0.32%
Bausch & Lomb Inc.	64,877	3,252,284
Beckman Coulter Inc.	7,370	424,217
Cooper Companies Inc.	32,029	1,713,552
Hillenbrand Industries Inc.	51,267	2,921,194

		8,311,247
HEALTH CARE - SERVICES—0.75%
Community Health Systems Inc. (1)	55,391	2,068,854
Health Management Associates Inc. Class A	258,985	5,412,787
Health Net Inc. (1)	13,141	571,896
LifePoint Hospitals Inc. (1)	53,834	1,901,417
Tenet Healthcare Corp. (1)	216,921	1,765,737
Triad Hospitals Inc. (1)	105,651	4,651,814
Universal Health Services Inc. Class B	50,885	3,049,538

		19,422,043
HOLDING COMPANIES - DIVERSIFIED—0.24%
Leucadia National Corp.	236,188	6,181,040

		6,181,040
HOME BUILDERS—1.26%
Beazer Homes USA Inc.	28,943	1,129,935
Centex Corp.	95,773	5,039,575
Horton (D.R.) Inc.	209,155	5,009,262
KB Home	56,319	2,466,772
Lennar Corp. Class A	117,872	5,333,708
M.D.C. Holdings Inc.	27,821	1,292,286
Pulte Homes Inc.	154,940	4,936,388
Ryland Group Inc.	42,030	1,816,116
Standard-Pacific Corp.	59,355	1,394,843
Toll Brothers Inc. (1)	150,760	4,233,341

		32,652,226
HOME FURNISHINGS—0.34%
Whirlpool Corp.	105,464	8,870,577

		8,870,577
HOUSEHOLD PRODUCTS & WARES—1.01%
Clorox Co. (The)	218,204	13,746,852
Fortune Brands Inc.	139,347	10,466,353
Jarden Corp. (1)	35,293	1,163,610
Scotts Miracle-Gro Co. (The) Class A	16,855	749,879

		26,126,694
HOUSEWARES—0.17%
Newell Rubbermaid Inc.	154,020	4,361,846

		4,361,846
INSURANCE—8.12%
Alleghany Corp. (1)	7,023	2,029,717
Ambac Financial Group Inc.	139,916	11,578,049
American Financial Group Inc.	82,197	3,857,505
American National Insurance Co.	20,499	2,375,834
AmerUs Group Co.	56,091	3,814,749
Aon Corp.	460,883	15,610,107
Assurant Inc.	186,568	9,964,597
Berkley (W.R.) Corp.	107,312	3,797,772
CIGNA Corp.	160,388	18,656,332
Cincinnati Financial Corp.	225,312	10,828,495
CNA Financial Corp. (1)	31,188	1,123,392
Conseco Inc. (1)	219,396	4,605,122
Erie Indemnity Co. Class A	75,142	3,935,187

Fidelity National Financial Inc.	252,781	10,528,329
Fidelity National Title Group Inc. Class A (2)	45,081	944,898
First American Corp.	124,107	5,254,690
Gallagher (Arthur J.) & Co.	97,410	2,597,925
Hanover Insurance Group Inc. (The)	46,818	2,089,487
HCC Insurance Holdings Inc.	73,635	2,421,119
Markel Corp. (1)	11,425	4,691,791
MBIA Inc.	194,867	11,972,628
Mercury General Corp.	38,267	1,898,426
MGIC Investment Corp.	126,475	7,584,706
Nationwide Financial Services Inc.	70,865	3,408,607
Old Republic International Corp.	332,495	7,364,764
Philadelphia Consolidated Holding Corp. (1)	13,900	552,942
PMI Group Inc. (The)	129,389	5,668,532
Protective Life Corp.	101,000	4,620,750
Radian Group Inc.	119,218	7,153,080
Reinsurance Group of America Inc.	41,989	2,180,489
SAFECO Corp.	172,406	10,159,886
StanCorp Financial Group Inc.	79,116	3,530,947
Torchmark Corp.	145,159	9,160,984
Transatlantic Holdings Inc.	24,740	1,494,543
Unitrin Inc.	68,599	3,030,018
UnumProvident Corp.	495,424	9,606,271
Wesco Financial Corp.	2,052	896,724

		210,989,394
INTERNET—0.56%
Expedia Inc. (1)	286,234	4,488,149
IAC/InterActiveCorp (1)	155,491	4,471,921
Liberty Media Holding Corp. - Liberty Interactive Group Series A (1)	237,500	4,840,250
McAfee Inc. (1)	17,279	422,644
VeriSign Inc. (1)	21,940	443,188

		14,666,152
INVESTMENT COMPANIES—0.55%
Allied Capital Corp. (2)	202,573	6,119,730
American Capital Strategies Ltd.	205,679	8,118,150

		14,237,880
IRON & STEEL—0.66%
Carpenter Technology Corp.	2,372	255,014
Reliance Steel & Aluminum Co.	95,196	3,059,599
Steel Dynamics Inc.	70,512	3,557,330
United States Steel Corp.	178,016	10,267,963

		17,139,906
LEISURE TIME—0.31%
Brunswick Corp.	110,951	3,460,562
Sabre Holdings Corp.	191,857	4,487,535

		7,948,097
LODGING—0.29%
Harrah’s Entertainment Inc.	69,953	4,646,978
Starwood Hotels & Resorts Worldwide Inc.	52,449	2,999,558

		7,646,536
MACHINERY—0.44%
AGCO Corp. (1)	121,925	3,090,799
Cummins Inc.	12,331	1,470,225
Flowserve Corp. (1)	69,520	3,517,017
Terex Corp. (1)	76,518	3,460,144

		11,538,185

MANUFACTURING—2.37%
Brink’s Co. (The)	15,657	830,760
Carlisle Companies Inc.	6,452	542,613
Crane Co.	76,599	3,201,838
Dover Corp.	30,924	1,467,035
Eastman Kodak Co. (2)	415,469	9,306,506
Eaton Corp.	217,241	14,957,043
ITT Industries Inc.	88,749	4,550,161
Leggett & Platt Inc.	118,347	2,962,225
Pall Corp.	148,228	4,566,905
Parker Hannifin Corp.	99,723	7,751,469
Pentair Inc.	91,352	2,392,509
SPX Corp.	86,383	4,616,308
Teleflex Inc.	58,197	3,238,081
Textron Inc.	12,382	1,083,425
Trinity Industries Inc.	6,600	212,322

		61,679,200
MEDIA—3.10%
Cablevision Systems Corp.	155,612	3,533,949
CTC Media Inc. (1)	9,326	207,970
Discovery Holding Co. Class A (1)	290,745	4,204,173
Gannett Co. Inc.	343,956	19,547,019
Hearst-Argyle Television Inc.	38,460	882,657
Liberty Global Inc. Class A (1)	424,146	10,917,518
Liberty Media Holding Corp.—Liberty
Capital Group Series A (1)	203,148	16,977,078
McClatchy Co. (The) Class A	73,069	3,082,781
New York Times Co. Class A	191,512	4,400,946
Tribune Co.	263,494	8,621,524
Univision Communications Inc. Class A (1)	98,654	3,387,778
Washington Post Co. (The) Class B	6,459	4,760,283

		80,523,676
METAL FABRICATE & HARDWARE—0.26%
Commercial Metals Co.	174,274	3,542,990
Timken Co. (The)	112,326	3,345,068

		6,888,058
MINING—0.26%
Freeport-McMoRan Copper & Gold Inc.	125,978	6,709,588

		6,709,588
OFFICE & BUSINESS EQUIPMENT—1.02%
Pitney Bowes Inc.	132,686	5,887,278
Xerox Corp. (1)	1,328,116	20,665,485

		26,552,763
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	24,885	390,446

		390,446
OIL & GAS—3.77%
Cabot Oil & Gas Corp.	70,564	3,382,133
Chesapeake Energy Corp.	539,843	15,644,650
Cimarex Energy Co.	119,589	4,208,337
Forest Oil Corp. (1)	79,271	2,504,171
Frontier Oil Corp.	75,901	2,017,449
Hess Corp.	349,978	14,496,089
Murphy Oil Corp.	269,943	12,835,790
Newfield Exploration Co. (1)	186,054	7,170,521
Noble Energy Inc.	256,227	11,681,389

Pioneer Natural Resources Co.	187,051	7,317,435
Pogo Producing Co.	83,738	3,429,071
Pride International Inc. (1)	43,778	1,200,393
Rowan Companies Inc.	11,009	348,215
Sunoco Inc.	95,590	5,944,742
Tesoro Corp.	99,244	5,754,167

		97,934,552
OIL & GAS SERVICES—0.20%
National Oilwell Varco Inc. (1)	16,688	977,082
SEACOR Holdings Inc. (1)	32,684	2,696,430
Tidewater Inc.	36,604	1,617,531

		5,291,043
PACKAGING & CONTAINERS—0.52%
Bemis Co. Inc.	151,506	4,978,487
Sealed Air Corp.	69,340	3,752,681
Sonoco Products Co.	143,133	4,814,994

		13,546,162
PHARMACEUTICALS—0.96%
AmerisourceBergen Corp.	244,701	11,060,485
King Pharmaceuticals Inc. (1)	349,963	5,959,870
Kos Pharmaceuticals Inc. (1)	2,644	130,666
Omnicare Inc.	90,317	3,891,760
Watson Pharmaceuticals Inc. (1)	147,461	3,859,054

		24,901,835
PIPELINES—0.72%
El Paso Corp.	65,537	893,925
Equitable Resources Inc.	22,995	804,365
National Fuel Gas Co.	121,359	4,411,400
ONEOK Inc.	169,875	6,419,576
Questar Corp.	14,105	1,153,366
Williams Companies Inc.	206,421	4,927,269

		18,609,901
REAL ESTATE INVESTMENT TRUSTS—11.66%
AMB Property Corp.	127,311	7,016,109
Annaly Capital Management Inc.	288,648	3,792,835
Apartment Investment & Management Co. Class A	140,589	7,649,447
Archstone-Smith Trust	309,135	16,829,309
AvalonBay Communities Inc.	107,575	12,952,030
Boston Properties Inc.	165,102	17,061,641
Brandywine Realty Trust	131,356	4,275,638
BRE Properties Inc. Class A	74,163	4,429,756
Camden Property Trust	81,544	6,198,159
CapitalSource Inc.	47,255	1,220,124
CBL & Associates Properties Inc.	92,976	3,896,624
Colonial Properties Trust	66,117	3,161,054
Developers Diversified Realty Corp.	91,636	5,109,623
Duke Realty Corp.	195,113	7,287,471
Equity Office Properties Trust	529,534	21,054,272
Equity Residential	421,226	21,305,611
Essex Property Trust Inc.	18,179	2,206,931
Federal Realty Investment Trust	36,741	2,729,856
General Growth Properties Inc.	120,173	5,726,243
Health Care Property Investors Inc.	198,045	6,149,297
Health Care REIT Inc.	89,804	3,593,058
Hospitality Properties Trust	104,192	4,917,862
Host Hotels & Resorts Inc.	748,516	17,163,472
HRPT Properties Trust	303,286	3,624,268

iStar Financial Inc.	163,882	6,833,879
Kimco Realty Corp.	306,043	13,120,063
Liberty Property Trust	129,094	6,169,402
Mack-Cali Realty Corp.	90,060	4,665,108
New Century Financial Corp.	66,001	2,594,499
New Plan Excel Realty Trust Inc.	151,198	4,089,906
Pan Pacific Retail Properties Inc.	46,736	3,244,413
ProLogis	354,310	20,216,929
Public Storage Inc.	65,928	5,669,149
Reckson Associates Realty Corp.	120,485	5,156,758
Regency Centers Corp.	99,222	6,822,505
Taubman Centers Inc.	35,210	1,564,028
Thornburg Mortgage Inc.	162,041	4,127,184
Trizec Properties Inc.	141,990	4,104,931
Ventas Inc.	60,515	2,332,248
Vornado Realty Trust	176,713	19,261,717
Weingarten Realty Investors	87,398	3,759,862

		303,083,271
RETAIL—1.95%
AnnTaylor Stores Corp. (1)	7,865	329,229
AutoNation Inc. (1)	227,382	4,752,284
Barnes & Noble Inc.	57,833	2,194,184
BJ’s Wholesale Club Inc. (1)	97,648	2,849,369
Circuit City Stores Inc.	22,592	567,285
Dillard’s Inc. Class A	90,459	2,960,723
Dollar General Corp.	30,550	416,397
Dollar Tree Stores Inc. (1)	136,417	4,223,470
Family Dollar Stores Inc.	104,446	3,054,001
Foot Locker Inc.	199,740	5,043,435
OfficeMax Inc.	102,788	4,187,583
OSI Restaurant Partners Inc.	44,558	1,412,934
RadioShack Corp.	46,153	890,753
Rite Aid Corp. (1)	764,485	3,470,762
Saks Inc.	196,764	3,400,082
Tiffany & Co.	81,613	2,709,552
United Auto Group Inc.	70,224	1,643,242
Wendy’s International Inc.	99,745	6,682,915

		50,788,200
SAVINGS & LOANS—1.26%
Astoria Financial Corp.	131,933	4,066,175
Capitol Federal Financial	31,759	1,129,350
Hudson City Bancorp Inc.	421,335	5,582,689
New York Community Bancorp Inc. (2)	426,659	6,988,674
Sovereign Bancorp Inc.	567,458	12,206,022
Washington Federal Inc.	126,054	2,828,652

		32,801,562
SEMICONDUCTORS—1.70%
Atmel Corp. (1)	619,959	3,744,552
Cree Inc. (1)(2)	16,701	335,857
Cypress Semiconductor Corp. (1)	21,609	383,992
Fairchild Semiconductor International Inc. Class A (1)	85,409	1,597,148
Freescale Semiconductor Inc. Class B (1)	316,920	12,046,129
Integrated Device Technology Inc. (1)	161,431	2,592,582
International Rectifier Corp. (1)	46,527	1,621,001
Intersil Corp. Class A	115,577	2,837,415
KLA-Tencor Corp.	60,745	2,701,330
LSI Logic Corp. (1)	160,469	1,319,055
Micron Technology Inc. (1)	570,562	9,927,779
Novellus Systems Inc. (1)	111,107	3,073,220

Rambus Inc. (1)	13,250	231,080
Spansion Inc. Class A (1)(2)	52,280	871,508
Teradyne Inc. (1)	65,588	863,138

		44,145,786
SOFTWARE—1.05%
CA Inc.	556,128	13,174,672
Compuware Corp. (1)	553,264	4,309,927
Fair Isaac Corp.	18,286	668,719
Fidelity National Information Services Inc.	107,121	3,963,477
IMS Health Inc.	82,231	2,190,634
Novell Inc. (1)	490,020	2,998,922

		27,306,351
TELECOMMUNICATIONS—3.46%
ADC Telecommunications Inc. (1)	19,125	286,875
Avaya Inc. (1)	615,980	7,046,811
CenturyTel Inc.	168,064	6,667,099
Ciena Corp. (1)	93,925	2,559,456
Citizens Communications Co.	276,680	3,884,587
Comverse Technology Inc. (1)	57,200	1,226,368
Crown Castle International Corp. (1)	32,161	1,133,354
Embarq Corp.	215,443	10,420,978
Juniper Networks Inc. (1)	378,223	6,535,693
Leap Wireless International Inc. (1)	38,835	1,883,109
Lucent Technologies Inc. (1)	2,994,411	7,006,922
NTL Inc.	420,575	10,695,222
Qwest Communications International Inc. (1)	2,285,822	19,932,368
Telephone & Data Systems Inc.	72,822	3,065,806
Tellabs Inc. (1)	648,251	7,104,831
United States Cellular Corp. (1)	9,488	566,434

		90,015,913
TEXTILES—0.19%
Mohawk Industries Inc. (1)(2)	67,926	5,057,091

		5,057,091
TOYS, GAMES & HOBBIES—0.64%
Hasbro Inc.	249,202	5,669,346
Mattel Inc.	563,324	11,097,483

		16,766,829
TRANSPORTATION—1.15%
Alexander & Baldwin Inc.	63,942	2,837,107
CSX Corp.	327,552	10,753,532
Kansas City Southern Industries Inc. (1)	69,396	1,895,205
Laidlaw International Inc.	118,715	3,244,481
Overseas Shipholding Group Inc.	43,130	2,664,140
Ryder System Inc.	88,315	4,564,119
Swift Transportation Co. Inc. (1)	41,525	984,973
YRC Worldwide Inc. (1)	82,999	3,074,283

		30,017,840
TRUCKING & LEASING—0.05%
GATX Corp.	30,826	1,275,272

		1,275,272
WATER—0.06%
Aqua America Inc.	74,648	1,637,777

		1,637,777

TOTAL COMMON STOCKS (Cost: $2,437,487,120)		2,597,843,731

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS–1.72%
CERTIFICATES OF DEPOSIT (3)–0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 – 08/21/07	$186,807	186,807
Societe Generale
5.33%, 12/08/06	266,867	266,867
Washington Mutual Bank
5.36%, 11/13/06	667,167	667,167
Wells Fargo Bank N.A.
4.78%, 12/05/06	213,493	213,493

		1,334,334
COMMERCIAL PAPER (3)–0.16%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 – 02/13/07 (4)	144,583	143,026
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	66,717	66,413
Atlantis One Funding
5.30%, 11/14/06 (4)	366,163	363,845
Beta Finance Inc.
5.27%, 01/25/07 (4)	53,373	52,476
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	84,250	83,348
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	135,280	134,424
CC USA Inc.
5.03%, 10/24/06 (4)	53,373	53,209
Charta LLC
5.27% - 5.30%, 11/06/06 – 12/14/06 (4)	306,897	305,095
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 – 01/11/07 (4)	160,120	158,843
Curzon Funding LLC
5.29%, 11/17/06 (4)	266,867	265,063
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	196,873	194,875
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	266,867	265,492
Five Finance Inc.
5.19%, 12/01/06 (4)	120,090	119,051
Galleon Capital Corp.
5.27%, 12/18/06 (4)	37,313	36,893
General Electric Capital Services Inc.
5.22%, 12/11/06	26,687	26,416
Giro Funding US Corp.
5.34%, 10/10/06 (4)	133,433	133,275
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	128,096	127,606
HBOS Treasury Services PLC
5.27%, 12/15/06	53,373	52,796
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	533,734	532,320
Landale Funding LLC
5.31%, 11/15/06 (4)	208,156	206,806
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	145,768	144,844

Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	172,129	171,016
Nationwide Building Society
5.27%, 12/15/06	93,403	92,392
Nestle Capital Corp.
5.19%, 08/09/07	160,120	152,941
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	142,187	139,909
Sydney Capital Corp.
5.27%, 12/08/06 (4)	6,365	6,302
Tulip Funding Corp.
5.29%, 11/15/06 (4)	140,751	139,841
White Pine Finance LLC
5.12%, 10/27/06 (4)	50,438	50,258

		4,218,775
MEDIUM-TERM NOTES (3)—0.04%
Bank of America N.A.
5.28%, 04/20/07	66,717	66,717
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	200,150	200,150
K2 USA LLC
5.39%, 06/04/07 (4)	200,150	200,150
Marshall & Ilsley Bank
5.18%, 12/15/06	266,867	267,053
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	312,234	312,234
US Bank N.A.
2.85%, 11/15/06	53,373	53,255

		1,099,559
MONEY MARKET FUNDS—0.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	13,432,027	13,432,027

		13,432,027
REPURCHASE AGREEMENTS (3)—0.26%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $533,976 (collateralized by non-U.S. Government debt securities, value $550,042, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$533,734	533,734
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $400,478 (collateralized by non-U.S. Government debt securities, value $440,570, 0.31% to 5.25%, 6/1/35 to 8/25/36).	400,300	400,300
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $400,481 (collateralized by non-U.S. Government debt securities, value $440,570, 0.31% to 5.25%, 6/1/35 to 8/25/36).	400,300	400,300
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $26,699 (collateralized by non-U.S. Government debt securities, value $27,502, 5.75%, 3/15/16).	26,687	26,687

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $934,457 (collateralized by non-U.S. Government debt securities, value $981,265, 5.87%, 6/25/36).	934,034	934,034
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $293,688 (collateralized by non-U.S. Government debt securities, value $326,244, 0.00% to 10.00%, 5/27/33 to 9/29/36).	293,554	293,554
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $160,194 (collateralized by non-U.S. Government debt securities, value $175,670, 0.00% to 10.00%, 5/27/33 to 9/29/36).	160,120	160,120
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $533,975 (collateralized by non-U.S. Government debt securities, value $560,723, 0.00% to 9.00%, 5/1/17 to 2/25/46).	533,734	533,734
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $400,481 (collateralized by non-U.S. Government debt securities, value $552,713, 0.00% to 8.33%, 10/27/06 to 3/25/37).	400,300	400,300
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $320,388 (collateralized by non-U.S. Government debt securities, value $336,434, 0.00% to 10.00%, 10/1/06 to 9/30/36).	320,240	320,240
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $66,747 (collateralized by non-U.S. Government debt securities, value $70,100, 6.50% to 7.63%, 2/1/07 to 6/1/16).	66,717	66,717
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $533,976 (collateralized by non-U.S. Government debt securities, value $560,735, 0.79% to 9.08%, 8/5/18 to 12/20/54).	533,734	533,734
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $533,976 (collateralized by non-U.S. Government debt securities, value $550,050, 4.85% to 8.60%, 5/1/09 to 12/1/25).	533,734	533,734
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $266,988 (collateralized by non-U.S. Government debt securities, value $291,608, 4.69% to 6.41%, 12/17/19 to 6/25/45).	266,867	266,867
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $360,436 (collateralized by non-U.S. Government debt securities, value $379,315, 0.00% to 10.00%, 10/1/06 to 9/30/36).	360,270	360,270
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $193,959 (collateralized by non-U.S. Government debt securities, value $202,283, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	186,807	186,807
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $694,169 (collateralized by non-U.S. Government debt securities, value $728,940, 0.06% to 7.95%, 8/15/13 to 7/15/45).	693,854	693,854

		6,644,986

TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	47,959	47,959

		47,959
VARIABLE & FLOATING RATE NOTES (3)—0.69%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	683,179	683,264
American Express Bank
5.29%, 02/28/07	266,867	266,866
American Express Centurion Bank
5.42%, 07/19/07	293,554	293,823
American Express Credit Corp.
5.43%, 07/05/07	80,060	80,100
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	50,705	50,705
ASIF Global Financing
5.51%, 05/03/07 (4)	26,687	26,695
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	173,463	173,463
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	386,957	386,972
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	680,510	680,542
BMW US Capital LLC
5.33%, 10/15/07 (4)	266,867	266,867
BNP Paribas
5.36%, 05/18/07 (4)	493,704	493,704
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	194,813	194,813
CC USA Inc.
5.48%, 07/30/07 (4)	133,433	133,449
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	66,717	66,717
Credit Agricole SA
5.48%, 07/23/07	266,867	266,867
Credit Suisse First Boston NY
5.51%, 04/24/07	133,433	133,438
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	66,717	66,717
DEPFA Bank PLC
5.43%, 09/14/07	266,867	266,867
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	306,897	306,915
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	266,867	266,867
Fifth Third Bancorp
5.31%, 09/21/07 (4)	533,734	533,734
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	266,867	266,848
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	280,210	280,269
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	934,034	934,034
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	213,493	213,522
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	400,300	400,357

HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	266,867	266,867
Holmes Financing PLC
5.30%, 07/16/07 (4)	467,017	467,017
JP Morgan Chase & Co.
5.30%, 08/02/07	200,150	200,150
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	200,150	200,142
Kestrel Funding LLC
5.31%, 07/11/07 (4)	106,747	106,738
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	160,120	160,120
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	278,315	278,315
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	333,584	333,527
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	293,554	293,536
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	117,589	117,589
Marshall & Ilsley Bank
5.31%, 10/15/07	146,777	146,777
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	400,300	400,300
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	26,687	26,687
Monumental Global Funding II
5.38%, 12/27/06 (4)	53,373	53,377
Mound Financing PLC
5.30%, 05/08/07 (4)	250,855	250,855
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	800,601	800,589
National City Bank of Indiana
5.37%, 05/21/07	133,433	133,441
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	880,661	880,847
Newcastle Ltd.
5.35%, 04/24/07 (4)	94,071	94,055
Northern Rock PLC
5.37%, 08/03/07 (4)	320,240	320,247
Northlake CDO I
5.46%, 09/06/07 (4)	80,060	80,060
Principal Life Global Funding I
5.83%, 02/08/07	120,090	120,288
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	386,957	386,949
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	266,867	266,867
Strips III LLC
5.38%, 07/24/07 (4)	63,063	63,063
SunTrust Bank
5.30%, 05/01/07	266,867	266,876
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	651,155	651,105
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	373,614	373,614
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	371,653	371,654
Wachovia Bank N.A.
5.43%, 05/22/07	533,734	533,734
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	200,150	200,256
Wells Fargo & Co.
5.34%, 09/14/07 (4)	133,433	133,441

WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	200,150	200,149
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	800,601	800,452
Wind Master Trust
5.32%, 07/25/07 (4)	106,747	106,747

		17,820,846

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,598,486)		44,598,486

TOTAL INVESTMENTS IN SECURITIES — 101.67% (Cost: $2,482,085,606)		2,642,442,217
SHORT POSITIONS (8)—(0.14)%
COMMON STOCKS —(0.14)%
Tim Hortons Inc.	(135,082)	(3,552,657)

		(3,552,657)

TOTAL SHORT POSITIONS
(Proceeds: $3,541,783)		(3,552,657)
Other Assets, Less Liabilities - (1.53)%		(39,876,473)

NET ASSETS — 100.00%		$2,599,013,087

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.85%
ADVERTISING—0.24%
Clear Channel Outdoor Holdings Inc. Class A (1)	7,576	$154,550
Donnelley (R.H.) Corp.	10,660	563,914
Getty Images Inc. (1)	10,869	539,972
Harte-Hanks Inc.	11,720	308,822
Interpublic Group of Companies Inc. (1)	91,427	905,127
Lamar Advertising Co. (1)	17,414	930,082
Omnicom Group Inc.	35,976	3,367,354

		6,769,821
AEROSPACE & DEFENSE—1.95%
Alliant Techsystems Inc. (1)	7,534	610,706
Armor Holdings Inc. (1)	6,291	360,663
Boeing Co. (The)	167,829	13,233,317
DRS Technologies Inc.	8,259	360,671
General Dynamics Corp.	84,702	6,070,592
Goodrich Corp.	26,035	1,054,938
L-3 Communications Holdings Inc.	25,806	2,021,384
Lockheed Martin Corp.	76,833	6,612,248
Northrop Grumman Corp.	72,116	4,908,936
Raytheon Co.	93,966	4,511,308
Rockwell Collins Inc.	35,825	1,964,643
United Technologies Corp.	212,181	13,441,666

		55,151,072
AGRICULTURE—1.74%
Altria Group Inc.	438,210	33,544,975
Archer-Daniels-Midland Co.	137,287	5,200,432
Loews Corp. - Carolina Group	19,557	1,083,262
Monsanto Co.	113,762	5,347,952
Reynolds American Inc.	36,000	2,230,920
UST Inc.	33,907	1,859,121

		49,266,662
AIRLINES—0.19%
AMR Corp. (1)	44,017	1,018,553
Continental Airlines Inc. Class B (1)	18,222	515,865
Southwest Airlines Co.	168,275	2,803,461
UAL Corp. (1)	21,873	581,166
US Airways Group Inc. (1)	12,834	568,931

		5,487,976
APPAREL—0.38%
Coach Inc. (1)	80,749	2,777,766
Hanesbrands Inc. (1)	19,906	448,084
Jones Apparel Group Inc.	23,644	767,011
Liz Claiborne Inc.	21,912	865,743
Nike Inc. Class B	40,386	3,538,621
Polo Ralph Lauren Corp.	12,930	836,442
VF Corp.	18,622	1,358,475

		10,592,142

AUTO MANUFACTURERS—0.36%
Ford Motor Co.	378,155	3,059,274
General Motors Corp. (2)	98,904	3,289,547
Oshkosh Truck Corp.	15,357	775,068
PACCAR Inc.	52,741	3,007,292

		10,131,181
AUTO PARTS & EQUIPMENT—0.19%
Autoliv Inc.	17,453	961,835
BorgWarner Inc.	12,097	691,585
Goodyear Tire & Rubber Co. (The) (1)	36,981	536,224
Johnson Controls Inc.	40,942	2,937,179
TRW Automotive Holdings Corp. (1)	9,046	217,737

		5,344,560
BANKS—6.68%
AmSouth Bancorp	72,478	2,104,761
Associated Bancorp	27,871	905,807
BancorpSouth Inc.	16,698	463,536
Bank of America Corp.	957,657	51,301,685
Bank of Hawaii Corp.	10,532	507,221
Bank of New York Co. Inc. (The)	159,817	5,635,147
BB&T Corp.	114,717	5,022,310
BOK Financial Corp.	4,528	238,173
City National Corp.	8,792	589,592
Colonial BancGroup Inc. (The)	32,556	797,622
Comerica Inc.	34,339	1,954,576
Commerce Bancorp Inc.	38,740	1,422,145
Commerce Bancshares Inc.	13,972	706,564
Compass Bancshares Inc.	27,379	1,560,055
Cullen/Frost Bankers Inc.	11,486	664,121
East West Bancorp Inc.	12,805	507,206
Fifth Third Bancorp	100,083	3,811,161
First Citizens BancShares Inc. Class A	1,275	243,652
First Horizon National Corp.	25,841	982,216
Fulton Financial Corp.	36,228	586,531
Huntington Bancshares Inc.	51,344	1,228,662
Investors Financial Services Corp.	13,654	588,214
KeyCorp	84,827	3,175,923
M&T Bank Corp.	16,071	1,927,877
Marshall & Ilsley Corp.	53,024	2,554,696
Mellon Financial Corp.	86,692	3,389,657
Mercantile Bankshares Corp.	25,837	937,108
National City Corp.	119,786	4,384,168
North Fork Bancorp Inc.	96,802	2,772,409
Northern Trust Corp.	45,859	2,679,541
PNC Financial Services Group	62,144	4,501,711
Popular Inc.	58,218	1,131,758
Regions Financial Corp.	95,688	3,520,362
Sky Financial Group Inc.	21,121	525,913
South Financial Group Inc. (The)	15,748	409,920
State Street Corp.	69,701	4,349,342
SunTrust Banks Inc.	76,383	5,902,878
Synovus Financial Corp.	56,619	1,662,900
TCF Financial Corp.	27,774	730,178
TD Banknorth Inc.	21,132	610,292
U.S. Bancorp	373,549	12,409,298
UnionBanCal Corp.	11,317	689,205
Valley National Bancorp	24,372	623,192
Wachovia Corp.	337,593	18,837,689

Webster Financial Corp.	11,108	523,298
Wells Fargo & Co.	705,164	25,512,834
Whitney Holding Corp.	13,636	487,760
Wilmington Trust Corp.	14,379	640,584
Zions Bancorporation	22,393	1,787,185

		188,498,635
BEVERAGES—1.96%
Anheuser-Busch Companies Inc.	162,041	7,698,568
Brown-Forman Corp. Class B	13,101	1,004,192
Coca-Cola Co. (The)	427,683	19,108,876
Coca-Cola Enterprises Inc.	63,980	1,332,703
Constellation Brands Inc. (1)	41,717	1,200,615
Hansen Natural Corp. (1)	12,888	418,602
Molson Coors Brewing Co. Class B	10,262	707,052
Pepsi Bottling Group Inc.	28,820	1,023,110
PepsiAmericas Inc.	13,005	277,527
PepsiCo Inc.	346,813	22,633,016

		55,404,261
BIOTECHNOLOGY—1.46%
Amgen Inc. (1)	247,498	17,703,532
Biogen Idec Inc. (1)	72,131	3,222,813
Celgene Corp. (1)	72,860	3,154,838
Charles River Laboratories International Inc. (1)	14,434	626,580
Genentech Inc. (1)	97,880	8,094,676
Genzyme Corp. (1)	54,510	3,677,790
Invitrogen Corp. (1)	11,228	711,967
MedImmune Inc. (1)	52,054	1,520,497
Millennium Pharmaceuticals Inc. (1)	66,121	657,904
Millipore Corp. (1)	11,217	687,602
PDL BioPharma Inc. (1)	23,905	458,976
Vertex Pharmaceuticals Inc. (1)	22,936	771,796

		41,288,971
BUILDING MATERIALS—0.23%
American Standard Companies Inc.	37,271	1,564,264
Eagle Materials Inc.	10,711	360,746
Florida Rock Industries Inc.	10,008	387,410
Lennox International Inc.	12,680	290,372
Martin Marietta Materials Inc.	9,659	817,345
Masco Corp.	83,420	2,287,376
USG Corp. (1)	16,178	761,013

		6,468,526
CHEMICALS—1.44%
Air Products & Chemicals Inc.	47,018	3,120,585
Airgas Inc.	14,215	514,157
Albemarle Corp.	8,076	438,769
Ashland Inc.	13,387	853,823
Cabot Corp.	13,295	494,574
Celanese Corp. Class A	16,047	287,241
Chemtura Corp.	50,510	437,922
Cytec Industries Inc.	8,662	481,521
Dow Chemical Co. (The)	201,591	7,858,017
Du Pont (E.I.) de Nemours and Co.	193,164	8,275,146
Eastman Chemical Co.	17,115	924,552
Ecolab Inc.	37,902	1,622,964
FMC Corp.	8,359	535,561
Huntsman Corp. (1)	18,952	344,926
International Flavors & Fragrances Inc.	19,141	756,835
Lubrizol Corp.	14,426	659,701
Lyondell Chemical Co.	45,506	1,154,487

Mosaic Co. (The) (1)	30,931	522,734
PPG Industries Inc.	34,858	2,338,275
Praxair Inc.	68,074	4,027,258
Rohm & Haas Co.	33,725	1,596,879
RPM International Inc.	24,789	470,743
Sherwin-Williams Co. (The)	23,742	1,324,329
Sigma-Aldrich Corp.	14,018	1,060,742
Valhi Inc.	1,515	35,224
Valspar Corp. (The)	21,380	568,708
Westlake Chemical Corp.	2,713	86,843

		40,792,516
COAL—0.17%
Arch Coal Inc.	30,070	869,324
CONSOL Energy Inc.	38,432	1,219,447
Foundation Coal Holdings Inc.	9,611	311,108
Massey Energy Co.	17,178	359,707
Peabody Energy Corp.	55,484	2,040,702

		4,800,288
COMMERCIAL SERVICES—0.93%
ADESA Inc.	18,862	435,901
Alliance Data Systems Corp. (1)	16,959	935,967
Apollo Group Inc. Class A (1)	29,357	1,445,539
ARAMARK Corp. Class B	24,747	813,186
Avis Budget Group Inc.	20,971	383,560
Block (H & R) Inc.	68,853	1,496,864
Career Education Corp. (1)	20,522	461,745
ChoicePoint Inc. (1)	18,064	646,691
Convergys Corp. (1)	29,225	603,496
Corporate Executive Board Co. (The)	8,314	747,512
Corrections Corp. of America (1)	12,495	540,409
Donnelley (R.R.) & Sons Co.	45,279	1,492,396
Equifax Inc.	27,108	995,135
Hewitt Associates Inc. Class A (1)	11,181	271,251
Iron Mountain Inc. (1)	23,947	1,028,284
ITT Educational Services Inc. (1)	9,092	602,800
Laureate Education Inc. (1)	9,055	433,372
Manpower Inc.	18,539	1,135,885
McKesson Corp.	64,098	3,379,247
Monster Worldwide Inc. (1)	25,952	939,203
Moody’s Corp.	50,926	3,329,542
Pharmaceutical Product Development Inc.	21,193	756,378
Quanta Services Inc. (1)	22,921	386,448
Robert Half International Inc.	31,593	1,073,214
Service Corp. International	62,076	579,790
ServiceMaster Co. (The)	60,920	682,913
United Rentals Inc. (1)	13,647	317,293
Weight Watchers International Inc.	9,841	436,350

		26,350,371
COMPUTERS—3.69%
Affiliated Computer Services Inc. Class A (1)	23,634	1,225,659
Apple Computer Inc. (1)	178,512	13,750,779
Cadence Design Systems Inc. (1)	59,142	1,003,048
Ceridian Corp. (1)	29,352	656,311
Cognizant Technology Solutions Corp. (1)	29,667	2,197,138
Computer Sciences Corp. (1)	36,122	1,774,313
Dell Inc. (1)	484,281	11,060,978
Diebold Inc.	14,135	615,297
DST Systems Inc. (1)	12,347	761,439
Electronic Data Systems Corp.	108,668	2,664,539
EMC Corp. (1)	496,018	5,942,296

FactSet Research Systems Inc.	8,783	426,590
Hewlett-Packard Co.	588,153	21,579,334
International Business Machines Corp.	325,377	26,661,391
Lexmark International Inc. (1)	22,142	1,276,708
NCR Corp. (1)	38,091	1,503,833
Network Appliance Inc. (1)	78,518	2,905,951
Reynolds & Reynolds Co. (The) Class A	13,097	517,462
SanDisk Corp. (1)	41,072	2,198,995
Sun Microsystems Inc. (1)	733,052	3,643,268
Synopsys Inc. (1)	30,000	591,600
Unisys Corp. (1)	71,888	406,886
Western Digital Corp. (1)	46,309	838,193

		104,202,008
COSMETICS & PERSONAL CARE—1.92%
Alberto-Culver Co.	16,300	824,617
Avon Products Inc.	94,366	2,893,262
Colgate-Palmolive Co.	107,893	6,700,155
Estee Lauder Companies Inc. (The) Class A	26,159	1,054,992
Procter & Gamble Co.	688,631	42,681,349

		54,154,375
DISTRIBUTION & WHOLESALE—0.23%
CDW Corp.	12,246	755,333
Fastenal Co.	26,256	1,012,694
Genuine Parts Co.	36,279	1,564,713
Grainger (W.W.) Inc.	16,255	1,089,410
Ingram Micro Inc. Class A (1)	29,265	560,717
Pool Corp.	11,153	429,390
Tech Data Corp. (1)	11,625	424,661
WESCO International Inc. (1)	10,130	587,844

		6,424,762
DIVERSIFIED FINANCIAL SERVICES—8.09%
Affiliated Managers Group Inc. (1)	6,701	670,837
American Express Co.	227,088	12,735,095
AmeriCredit Corp. (1)(2)	27,331	683,002
Ameriprise Financial Inc.	44,905	2,106,044
Bear Stearns Companies Inc. (The)	25,376	3,555,178
BlackRock Inc.	4,243	632,207
Capital One Financial Corp.	63,614	5,003,877
CBOT Holdings Inc. Class A (1)	11,117	1,342,822
Chicago Mercantile Exchange Holdings Inc.	7,279	3,481,182
CIT Group Inc.	41,935	2,039,299
Citigroup Inc.	1,043,218	51,816,638
Countrywide Financial Corp.	127,372	4,463,115
E*TRADE Financial Corp. (1)	89,477	2,140,290
Eaton Vance Corp.	24,251	699,884
Edwards (A.G.) Inc.	15,888	846,513
Federal Home Loan Mortgage Corp.	145,263	9,635,295
Federal National Mortgage Association	203,561	11,381,096
Federated Investors Inc. Class B	19,041	643,776
First Marblehead Corp. (The) (2)	6,463	447,627
Franklin Resources Inc.	35,940	3,800,655
Goldman Sachs Group Inc. (The)	80,076	13,546,457
IndyMac Bancorp Inc.	13,588	559,282
IntercontinentalExchange Inc. (1)	4,431	332,635
Investment Technology Group Inc. (1)	8,935	399,841
Janus Capital Group Inc.	44,287	873,340
Jefferies Group Inc.	24,781	706,258
JP Morgan Chase & Co.	729,167	34,241,682
Legg Mason Inc.	26,788	2,701,838
Lehman Brothers Holdings Inc.	112,512	8,310,136

Merrill Lynch & Co. Inc.	193,376	15,125,871
Morgan Stanley	224,810	16,390,897
Nasdaq Stock Market Inc. (The) (1)	19,905	601,927
Nelnet Inc. Class A (1)	4,126	126,833
Nuveen Investments Inc. Class A	16,670	854,004
NYSE Group Inc. (1)(2)	32,621	2,438,420
Raymond James Financial Inc.	19,075	557,753
Rowe (T.) Price Group Inc.	55,723	2,666,346
Schwab (Charles) Corp. (The)	219,097	3,921,836
SLM Corp.	86,209	4,481,144
Student Loan Corp. (The)	859	165,083
TD Ameritrade Holding Corp.	65,156	1,228,191

		228,354,206
ELECTRIC—3.34%
AES Corp. (The) (1)	138,156	2,817,001
Allegheny Energy Inc. (1)	34,179	1,372,970
Alliant Energy Corp.	24,475	874,492
Ameren Corp.	43,058	2,273,032
American Electric Power Co. Inc.	82,442	2,998,416
CenterPoint Energy Inc.	65,429	936,943
CMS Energy Corp. (1)	46,437	670,550
Consolidated Edison Inc.	51,487	2,378,699
Constellation Energy Group Inc.	37,503	2,220,178
Dominion Resources Inc.	72,894	5,575,662
DPL Inc.	24,111	653,890
DTE Energy Co.	37,166	1,542,761
Duke Energy Corp.	259,248	7,829,290
Dynegy Inc. Class A (1)	79,188	438,702
Edison International	68,393	2,847,885
Energy East Corp.	30,815	730,932
Entergy Corp.	43,833	3,429,056
Exelon Corp.	140,155	8,484,984
FirstEnergy Corp.	69,283	3,870,148
FPL Group Inc.	84,869	3,819,105
Great Plains Energy Inc.	16,746	519,461
Hawaiian Electric Industries Inc. (2)	16,932	458,180
MDU Resources Group Inc.	37,789	844,206
Mirant Corp. (1)	63,035	1,721,486
Northeast Utilities	32,237	750,155
NRG Energy Inc. (1)	28,633	1,297,075
NSTAR	22,261	742,627
OGE Energy Corp.	19,122	690,495
Pepco Holdings Inc.	39,914	964,721
PG&E Corp.	72,791	3,031,745
Pinnacle West Capital Corp.	20,654	930,463
PPL Corp.	79,759	2,624,071
Progress Energy Inc.	52,974	2,403,960
Public Service Enterprise Group Inc.	52,854	3,234,136
Puget Energy Inc.	24,352	553,521
Reliant Energy Inc. (1)	64,336	791,976
SCANA Corp.	24,195	974,333
Sierra Pacific Resources Corp. (1)	46,392	665,261
Southern Co. (The)	155,556	5,360,460
TECO Energy Inc.	43,750	684,687
TXU Corp.	95,858	5,993,042
Wisconsin Energy Corp.	24,647	1,063,272
WPS Resources Corp.	8,860	439,722
Xcel Energy Inc.	84,912	1,753,433

		94,257,184

ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
American Power Conversion Corp.	35,796	786,080
AMETEK Inc.	14,859	647,109
Emerson Electric Co.	86,058	7,216,824
Energizer Holdings Inc. (1)	12,102	871,223
Hubbell Inc. Class B	12,828	614,461
Molex Inc.	28,737	1,119,881

		11,255,578
ELECTRONICS—0.64%
Agilent Technologies Inc. (1)	89,354	2,920,982
Amphenol Corp. Class A	18,784	1,163,293
Applera Corp. - Applied Biosystems Group	38,655	1,279,867
Arrow Electronics Inc. (1)	25,441	697,847
Avnet Inc. (1)	26,965	529,053
AVX Corp.	10,479	185,374
Dolby Laboratories Inc. Class A (1)	7,464	148,160
Fisher Scientific International Inc. (1)	26,103	2,042,299
Gentex Corp.	32,293	458,884
Jabil Circuit Inc.	38,223	1,092,031
Mettler Toledo International Inc. (1)	8,525	563,929
National Instruments Corp.	11,804	322,721
PerkinElmer Inc.	26,526	502,137
Sanmina-SCI Corp. (1)	111,645	417,552
Solectron Corp. (1)	187,258	610,461
Symbol Technologies Inc.	53,201	790,567
Tektronix Inc.	17,676	511,367
Thermo Electron Corp. (1)	34,278	1,348,154
Thomas & Betts Corp. (1)	13,007	620,564
Trimble Navigation Ltd. (1)	11,352	534,452
Vishay Intertechnology Inc. (1)	35,334	496,089
Waters Corp. (1)	21,625	979,180

		18,214,963
ENERGY - ALTERNATE SOURCES—0.02%
Covanta Holding Corp. (1)	23,752	511,381

		511,381
ENGINEERING & CONSTRUCTION—0.11%
Fluor Corp.	18,511	1,423,311
Jacobs Engineering Group Inc. (1)	12,202	911,855
Shaw Group Inc. (The) (1)	16,665	393,961
URS Corp. (1)	10,641	413,828

		3,142,955
ENTERTAINMENT—0.19%
DreamWorks Animation SKG Inc. Class A (1)	8,468	210,938
International Game Technology Inc.	71,051	2,948,616
International Speedway Corp. Class A	7,540	375,794
Penn National Gaming Inc. (1)	15,288	558,318
Regal Entertainment Group Class A	13,197	261,565
Scientific Games Corp. Class A (1)	13,796	438,713
Warner Music Group Corp.	19,260	499,797

		5,293,741
ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc. (1)	52,287	589,274
Nalco Holding Co. (1)	22,411	415,052
Republic Services Inc.	24,867	999,902
Stericycle Inc. (1)	9,240	644,860
Waste Management Inc.	114,342	4,194,065

		6,843,153

FOOD—1.49%
Campbell Soup Co.	49,813	1,818,174
ConAgra Foods Inc.	108,932	2,666,655
Corn Products International Inc.	15,508	504,630
Dean Foods Co. (1)	28,665	1,204,503
Del Monte Foods Co.	41,703	435,796
General Mills Inc.	74,752	4,230,963
Heinz (H.J.) Co.	70,166	2,942,060
Hershey Co. (The)	37,064	1,981,071
Hormel Foods Corp.	15,401	554,128
Kellogg Co.	51,837	2,566,968
Kraft Foods Inc.	44,065	1,571,358
Kroger Co.	151,414	3,503,720
McCormick & Co. Inc. NVS	27,609	1,048,590
Safeway Inc.	94,240	2,860,184
Sara Lee Corp.	159,274	2,559,533
Smithfield Foods Inc. (1)	20,877	564,097
Smucker (J.M.) Co. (The)	12,064	578,469
SUPERVALU Inc.	42,856	1,270,680
Sysco Corp.	129,651	4,336,826
Tyson Foods Inc. Class A	46,407	736,943
Whole Foods Market Inc.	29,262	1,739,041
Wrigley (William Jr.) Co.	49,192	2,265,784

		41,940,173
FOREST PRODUCTS & PAPER—0.41%
International Paper Co.	103,362	3,579,426
Louisiana-Pacific Corp.	22,417	420,767
MeadWestvaco Corp.	37,823	1,002,688
Plum Creek Timber Co. Inc.	38,783	1,320,173
Rayonier Inc.	15,878	600,188
Smurfit-Stone Container Corp. (1)	53,403	598,114
Temple-Inland Inc.	23,029	923,463
Weyerhaeuser Co.	51,615	3,175,871

		11,620,690
GAS—0.31%
AGL Resources Inc.	16,305	595,132
Atmos Energy Corp.	16,941	483,666
Energen Corp.	15,314	641,197
KeySpan Corp.	36,647	1,507,658
NiSource Inc.	57,182	1,243,137
Sempra Energy	54,462	2,736,715
Southern Union Co.	20,813	549,671
UGI Corp.	22,140	541,323
Vectren Corp.	16,114	432,661

		8,731,160
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	16,060	1,274,361
Kennametal Inc.	8,164	462,491
Lincoln Electric Holdings Inc.	9,025	491,411
Snap-On Inc.	12,036	536,204
Stanley Works (The)	16,971	846,004

		3,610,471
HEALTH CARE - PRODUCTS—3.25%
Advanced Medical Optics Inc. (1)	12,537	495,838
Bard (C.R.) Inc.	21,639	1,622,925
Bausch & Lomb Inc.	11,370	569,978
Baxter International Inc.	137,712	6,260,388
Beckman Coulter Inc.	13,211	760,425
Becton, Dickinson & Co.	51,927	3,669,681
Biomet Inc.	51,571	1,660,070

Boston Scientific Corp. (1)	258,411	3,821,899
Cooper Companies Inc.	9,312	498,192
Cytyc Corp. (1)	23,867	584,264
Dade Behring Holdings Inc.	18,396	738,783
DENTSPLY International Inc.	33,192	999,411
Edwards Lifesciences Corp. (1)	12,301	573,104
Gen-Probe Inc. (1)	10,766	504,818
Henry Schein Inc. (1)	18,420	923,579
Hillenbrand Industries Inc.	13,012	741,424
IDEXX Laboratories Inc. (1)	6,769	616,927
Intuitive Surgical Inc. (1)	7,608	802,264
Johnson & Johnson	621,389	40,353,002
Kinetic Concepts Inc. (1)	9,126	287,104
Medtronic Inc.	253,285	11,762,555
Patterson Companies Inc. (1)	29,109	978,353
ResMed Inc. (1)	15,868	638,687
Respironics Inc. (1)	15,395	594,401
St. Jude Medical Inc. (1)	75,587	2,667,465
Stryker Corp.	62,812	3,114,847
TECHNE Corp. (1)	8,103	412,119
Varian Medical Systems Inc. (1)	27,604	1,473,778
Zimmer Holdings Inc. (1)	52,241	3,526,267

		91,652,548
HEALTH CARE - SERVICES—1.81%
Aetna Inc.	118,865	4,701,111
Brookdale Senior Living Inc.	3,945	183,127
Community Health Systems Inc. (1)	20,703	773,257
Covance Inc. (1)	10,020	665,128
Coventry Health Care Inc. (1)	33,652	1,733,751
DaVita Inc. (1)	21,566	1,248,024
HCA Inc.	81,123	4,047,226
Health Management Associates Inc. Class A	50,316	1,051,604
Health Net Inc. (1)	24,150	1,051,008
Humana Inc. (1)	34,552	2,283,542
Laboratory Corp. of America Holdings (1)	26,285	1,723,507
LifePoint Hospitals Inc. (1)	12,191	430,586
Lincare Holdings Inc. (1)	19,916	689,890
Manor Care Inc.	15,539	812,379
Pediatrix Medical Group Inc. (1)	10,167	463,615
Quest Diagnostics Inc.	33,341	2,039,136
Sierra Health Services Inc. (1)	11,737	444,128
Tenet Healthcare Corp. (1)	98,706	803,467
Triad Hospitals Inc. (1)	18,508	814,907
UnitedHealth Group Inc.	282,732	13,910,414
Universal Health Services Inc. Class B	9,657	578,744
Wellcare Health Plans Inc. (1)	6,781	384,008
WellPoint Inc. (1)	133,707	10,302,124

		51,134,683
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	34,144	893,548
Walter Industries Inc.	9,023	385,102

		1,278,650
HOME BUILDERS—0.33%
Beazer Homes USA Inc.	8,415	328,522
Centex Corp.	25,285	1,330,497
Horton (D.R.) Inc.	65,490	1,568,485
KB Home	16,781	735,008
Lennar Corp. Class A	28,440	1,286,910
M.D.C. Holdings Inc.	7,304	339,271
NVR Inc. (1)	985	526,975

Pulte Homes Inc.	44,597	1,420,860
Ryland Group Inc.	9,623	415,810
Standard-Pacific Corp.	13,859	325,686
Thor Industries Inc.	7,308	300,870
Toll Brothers Inc. (1)	26,992	757,935

		9,336,829
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	14,006	1,168,661
Whirlpool Corp.	15,450	1,299,500

		2,468,161
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	19,843	1,193,953
Church & Dwight Co. Inc.	13,645	533,656
Clorox Co. (The)	31,774	2,001,762
Fortune Brands Inc.	30,825	2,315,266
Jarden Corp. (1)	10,133	334,085
Kimberly-Clark Corp.	96,464	6,304,887
Scotts Miracle-Gro Co. (The) Class A	9,672	430,307

		13,113,916
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	58,080	1,644,826
Toro Co. (The)	9,083	383,030

		2,027,856
INSURANCE—4.55%
AFLAC Inc.	104,463	4,780,227
Alleghany Corp. (1)	1,014	293,056
Allstate Corp. (The)	133,329	8,363,728
Ambac Financial Group Inc.	22,258	1,841,850
American Financial Group Inc.	11,989	562,644
American International Group Inc.	462,255	30,629,016
American National Insurance Co.	2,917	338,080
AmerUs Group Co.	8,273	562,647
Aon Corp.	66,940	2,267,258
Assurant Inc.	26,894	1,436,409
Berkley (W.R.) Corp.	33,905	1,199,898
Brown & Brown Inc.	23,578	720,544
Chubb Corp.	87,063	4,523,793
CIGNA Corp.	23,306	2,710,954
Cincinnati Financial Corp.	32,585	1,566,035
CNA Financial Corp. (1)	4,880	175,778
Conseco Inc. (1)	31,627	663,851
Erie Indemnity Co. Class A	10,445	547,005
Fidelity National Financial Inc.	36,592	1,524,057
Fidelity National Title Group Inc. Class A (2)	6,668	139,761
First American Corp.	17,964	760,596
Gallagher (Arthur J.) & Co.	20,248	540,014
Genworth Financial Inc. Class A	95,659	3,349,022
Hanover Insurance Group Inc. (The)	10,512	469,151
Hartford Financial Services Group Inc. (The)	63,611	5,518,254
HCC Insurance Holdings Inc.	23,256	764,657
Lincoln National Corp.	59,071	3,667,128
Loews Corp.	92,875	3,519,963
Markel Corp. (1)	2,038	836,925
Marsh & McLennan Companies Inc.	115,250	3,244,288
MBIA Inc.	28,275	1,737,216
Mercury General Corp.	5,584	277,022
MetLife Inc.	97,043	5,500,397
MGIC Investment Corp.	18,476	1,108,006
Nationwide Financial Services Inc.	10,285	494,709

Old Republic International Corp.	48,047	1,064,241
Philadelphia Consolidated Holding Corp. (1)	11,473	456,396
PMI Group Inc. (The)	18,728	820,474
Principal Financial Group Inc.	58,130	3,155,296
Progressive Corp. (The)	163,978	4,024,020
Protective Life Corp.	14,575	666,806
Prudential Financial Inc.	103,456	7,888,520
Radian Group Inc.	17,300	1,038,000
Reinsurance Group of America Inc.	6,032	313,242
SAFECO Corp.	24,972	1,471,600
St. Paul Travelers Companies Inc.	146,420	6,865,634
StanCorp Financial Group Inc.	11,370	507,443
Torchmark Corp.	21,009	1,325,878
Transatlantic Holdings Inc.	5,680	343,129
Unitrin Inc.	9,870	435,958
UnumProvident Corp.	72,043	1,396,914
Wesco Financial Corp.	307	134,159

		128,541,649
INTERNET—1.74%
Akamai Technologies Inc. (1)(2)	32,532	1,626,275
Amazon.com Inc. (1)	65,340	2,098,721
CheckFree Corp. (1)	17,385	718,348
eBay Inc. (1)	246,770	6,998,397
Emdeon Corp. (1)	57,375	671,861
Expedia Inc. (1)	45,793	718,034
F5 Networks Inc. (1)	8,463	454,632
Google Inc. Class A (1)	43,829	17,614,875
IAC/InterActiveCorp (1)	36,705	1,055,636
Liberty Media Holding Corp. - Liberty
Interactive Group Series A (1)	147,289	3,001,750
McAfee Inc. (1)	33,372	816,279
NutriSystem Inc. (1)(2)	6,593	410,678
Symantec Corp. (1)	207,766	4,421,261
VeriSign Inc. (1)	51,305	1,036,361
WebMD Health Corp. Class A (1)(2)	1,450	49,793
Yahoo! Inc. (1)	295,676	7,474,689

		49,167,590
INVESTMENT COMPANIES—0.07%
Allied Capital Corp. (2)	29,185	881,679
American Capital Strategies Ltd.	29,888	1,179,679

		2,061,358
IRON & STEEL—0.27%
Allegheny Technologies Inc.	20,983	1,304,933
Carpenter Technology Corp.	5,279	567,545
Nucor Corp.	65,655	3,249,266
Reliance Steel & Aluminum Co.	13,648	438,647
Steel Dynamics Inc.	10,217	515,448
United States Steel Corp.	25,889	1,493,278

		7,569,117
LEISURE TIME—0.17%
Brunswick Corp.	19,953	622,334
Harley-Davidson Inc.	56,338	3,535,210
Sabre Holdings Corp.	27,685	647,552

		4,805,096
LODGING—0.58%
Boyd Gaming Corp.	9,076	348,881
Choice Hotels International Inc.	7,040	287,936
Harrah’s Entertainment Inc.	38,991	2,590,172

Hilton Hotels Corp.	80,653	2,246,186
Las Vegas Sands Corp. (1)	29,181	1,994,521
Marriott International Inc. Class A	71,456	2,761,060
MGM Mirage (1)	25,100	991,199
Starwood Hotels & Resorts Worldwide Inc.	45,604	2,608,093
Station Casinos Inc.	10,034	580,266
Wyndham Worldwide Corp. (1)	41,944	1,173,174
Wynn Resorts Ltd. (1)	10,362	704,720

		16,286,208
MACHINERY—0.80%
AGCO Corp. (1)	19,055	483,044
Caterpillar Inc.	140,527	9,246,677
Cummins Inc.	9,886	1,178,708
Deere & Co.	49,149	4,124,093
Flowserve Corp. (1)	11,891	601,566
Gardner Denver Inc. (1)	10,984	363,351
Graco Inc.	14,440	564,026
IDEX Corp.	11,275	485,389
JLG Industries Inc.	22,128	438,356
Joy Global Inc.	25,949	975,942
Manitowoc Co. Inc. (The)	12,971	580,971
Rockwell Automation Inc.	37,524	2,180,144
Terex Corp. (1)	21,332	964,633
Zebra Technologies Corp. Class A (1)	14,826	529,881

		22,716,781
MANUFACTURING—4.38%
Brink’s Co. (The)	10,124	537,179
Carlisle Companies Inc.	6,512	547,659
Crane Co.	11,167	466,781
Danaher Corp.	49,701	3,412,968
Donaldson Co. Inc.	15,444	569,884
Dover Corp.	42,626	2,022,177
Eastman Kodak Co. (2)	60,211	1,348,726
Eaton Corp.	31,560	2,172,906
General Electric Co.	2,182,053	77,026,471
Harsco Corp.	8,864	688,290
Honeywell International Inc.	173,599	7,100,199
Illinois Tool Works Inc.	104,619	4,697,393
ITT Industries Inc.	39,150	2,007,221
Leggett & Platt Inc.	38,179	955,620
Pall Corp.	26,349	811,813
Parker Hannifin Corp.	25,293	1,966,025
Pentair Inc.	21,385	560,073
Roper Industries Inc.	18,284	818,026
SPX Corp.	12,536	669,924
Teleflex Inc.	8,379	466,208
Textron Inc.	27,235	2,383,063
3M Co.	158,199	11,773,170
Trinity Industries Inc.	16,604	534,151

		123,535,927
MEDIA—3.31%
Cablevision Systems Corp.	45,415	1,031,375
CBS Corp. Class B	141,168	3,976,703
Clear Channel Communications Inc.	105,484	3,043,212
Comcast Corp. Class A (1)	408,887	15,067,486
CTC Media Inc. (1)	5,341	119,104
DIRECTV Group Inc. (The) (1)	168,691	3,319,839
Discovery Holding Co. Class A (1)	58,768	849,785
Dow Jones & Co. Inc.	12,367	414,789
EchoStar Communications Corp. (1)	43,181	1,413,746

Gannett Co. Inc.	49,760	2,827,861
Hearst-Argyle Television Inc.	5,615	128,864
Liberty Global Inc. Class A (1)	96,408	2,481,542
Liberty Media Holding Corp. - Liberty
Capital Group Series A (1)	29,635	2,476,597
McClatchy Co. (The) Class A	11,479	484,299
McGraw-Hill Companies Inc. (The)	74,975	4,350,799
Meredith Corp.	6,611	326,121
New York Times Co. Class A (2)	27,873	640,522
News Corp. Class A	483,094	9,492,797
Scripps (E.W.) Co. Class A	17,749	850,710
Sirius Satellite Radio Inc. (1)(2)	294,483	1,151,429
Time Warner Inc.	836,555	15,250,398
Tribune Co.	38,349	1,254,779
Univision Communications Inc. Class A (1)	45,067	1,547,601
Viacom Inc. Class B (1)	133,053	4,946,911
Walt Disney Co. (The)	460,689	14,239,897
Washington Post Co. (The) Class B	1,178	868,186
Wiley (John) & Sons Inc. Class A	9,234	332,516
XM Satellite Radio Holdings Inc. Class A (1)	54,232	699,050

		93,586,918
METAL FABRICATE & HARDWARE—0.10%
Commercial Metals Co.	25,294	514,227
Precision Castparts Corp.	28,390	1,793,112
Timken Co. (The)	17,503	521,239

		2,828,578
MINING—0.60%
Alcoa Inc.	182,436	5,115,505
Freeport-McMoRan Copper & Gold Inc.	39,793	2,119,375
Newmont Mining Corp.	87,734	3,750,629
Phelps Dodge Corp.	42,901	3,633,715
Southern Copper Corp. (2)	1,367	126,448
Titanium Metals Corp. (1)	16,617	420,078
Vulcan Materials Co.	21,081	1,649,588

		16,815,338
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	46,384	2,058,058
Xerox Corp. (1)	192,536	2,995,860

		5,053,918
OFFICE FURNISHINGS—0.02%
HNI Corp.	10,829	450,270
Steelcase Inc. Class A	16,102	252,640

		702,910
OIL & GAS—7.25%
Anadarko Petroleum Corp.	96,030	4,208,995
Apache Corp.	69,460	4,389,872
Cabot Oil & Gas Corp.	10,266	492,049
Cheniere Energy Inc. (1)	11,407	338,902
Chesapeake Energy Corp.	78,354	2,270,699
Chevron Corp.	465,172	30,171,056
Cimarex Energy Co.	17,354	610,687
CNX Gas Corp. (1)	6,010	139,252
ConocoPhillips	346,433	20,623,157
Denbury Resources Inc. (1)	24,932	720,535
Devon Energy Corp.	92,198	5,822,304
Diamond Offshore Drilling Inc.	12,316	891,309
ENSCO International Inc.	32,296	1,415,534
EOG Resources Inc.	50,858	3,308,313

Exxon Mobil Corp.	1,269,626	85,191,905
Forest Oil Corp. (1)	11,424	360,884
Frontier Oil Corp.	23,863	634,279
Helmerich & Payne Inc.	22,078	508,456
Hess Corp.	50,684	2,099,331
Holly Corp.	10,032	434,687
Marathon Oil Corp.	75,950	5,840,555
Murphy Oil Corp.	39,131	1,860,679
Newfield Exploration Co. (1)	27,118	1,045,128
Noble Energy Inc.	37,297	1,700,370
Occidental Petroleum Corp.	179,583	8,639,738
Patterson-UTI Energy Inc.	35,942	853,982
Pioneer Natural Resources Co.	27,008	1,056,553
Plains Exploration & Production Co. (1)	16,525	709,088
Pogo Producing Co.	11,995	491,195
Pride International Inc. (1)	34,085	934,611
Quicksilver Resources Inc. (1)	13,045	416,136
Range Resources Corp.	28,897	729,360
Rowan Companies Inc.	22,952	725,972
Southwestern Energy Co. (1)	35,125	1,049,184
St. Mary Land & Exploration Co.	12,070	443,090
Sunoco Inc.	27,977	1,739,890
Tesoro Corp.	14,505	841,000
TODCO (1)	12,817	443,468
Unit Corp. (1)	9,834	452,069
Valero Energy Corp.	129,398	6,660,115
W&T Offshore Inc.	4,459	130,247
XTO Energy Inc.	76,726	3,232,466

		204,627,102
OIL & GAS SERVICES—0.81%
Baker Hughes Inc.	71,482	4,875,072
BJ Services Co.	62,920	1,895,780
Cameron International Corp. (1)	24,201	1,169,150
Dresser-Rand Group Inc. (1)	6,692	136,517
FMC Technologies Inc. (1)	14,423	774,515
Global Industries Ltd. (1)	18,409	286,444
Grant Prideco Inc. (1)	27,473	1,044,798
Halliburton Co.	216,505	6,159,567
Helix Energy Solutions Group Inc. (1)	19,222	642,015
National Oilwell Varco Inc. (1)	36,650	2,145,858
Oceaneering International Inc. (1)	11,409	351,397
SEACOR Holdings Inc. (1)	4,756	392,370
Smith International Inc.	44,948	1,743,982
Superior Energy Services Inc. (1)	16,861	442,770
Tetra Technologies Inc. (1)	15,013	362,714
Tidewater Inc.	12,690	560,771

		22,983,720
PACKAGING & CONTAINERS—0.20%
Ball Corp.	21,965	888,484
Bemis Co. Inc.	22,004	723,051
Crown Holdings Inc. (1)	35,154	653,864
Owens-Illinois Inc. (1)	32,177	496,169
Packaging Corp. of America	16,948	393,194
Pactiv Corp. (1)	29,542	839,584
Sealed Air Corp.	17,064	923,504
Sonoco Products Co.	20,609	693,287

		5,611,137

PHARMACEUTICALS—5.84%
Abbott Laboratories	320,341	15,555,759
Abraxis BioScience Inc. (1)	5,316	147,678
Allergan Inc.	31,349	3,530,211
AmerisourceBergen Corp.	44,075	1,992,190
Amylin Pharmaceuticals Inc. (1)	22,239	980,073
Barr Pharmaceuticals Inc. (1)	22,410	1,163,975
Bristol-Myers Squibb Co.	412,742	10,285,531
Cardinal Health Inc.	87,548	5,755,406
Caremark Rx Inc.	93,063	5,273,880
Cephalon Inc. (1)	12,813	791,203
Endo Pharmaceuticals Holdings Inc. (1)	27,798	904,825
Express Scripts Inc. (1)	24,246	1,830,331
Forest Laboratories Inc. (1)	68,439	3,463,698
Gilead Sciences Inc. (1)	95,393	6,553,499
Hospira Inc. (1)	32,710	1,251,812
ImClone Systems Inc. (1)	14,440	408,941
King Pharmaceuticals Inc. (1)	50,751	864,290
Kos Pharmaceuticals Inc. (1)	3,848	190,168
Lilly (Eli) & Co.	206,307	11,759,499
Medco Health Solutions Inc. (1)	63,173	3,797,329
Merck & Co. Inc.	458,064	19,192,882
Mylan Laboratories Inc.	44,170	889,142
Omnicare Inc.	25,553	1,101,079
Pfizer Inc.	1,537,680	43,608,605
Schering-Plough Corp.	310,551	6,860,072
Sepracor Inc. (1)	22,839	1,106,321
VCA Antech Inc. (1)	17,493	630,798
Watson Pharmaceuticals Inc. (1)	21,481	562,158
Wyeth	282,509	14,362,758

		164,814,113
PIPELINES—0.40%
El Paso Corp.	146,034	1,991,904
Equitable Resources Inc.	25,367	887,338
Kinder Morgan Inc.	22,443	2,353,149
National Fuel Gas Co.	17,440	633,944
ONEOK Inc.	24,766	935,907
Questar Corp.	17,915	1,464,910
Williams Companies Inc.	124,536	2,972,674

		11,239,826
REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A (1)	38,650	950,790
Forest City Enterprises Inc. Class A	14,727	799,676
Jones Lang LaSalle Inc.	7,675	656,059
Realogy Corp. (1)	52,426	1,189,022
St. Joe Co. (The) (2)	15,630	857,618

		4,453,165
REAL ESTATE INVESTMENT TRUSTS—2.01%
AMB Property Corp.	18,306	1,008,844
Annaly Capital Management Inc.	41,889	550,421
Apartment Investment & Management Co. Class A	20,389	1,109,365
Archstone-Smith Trust	44,888	2,443,703
AvalonBay Communities Inc.	15,573	1,874,989
Boston Properties Inc.	24,079	2,488,324
Brandywine Realty Trust	19,178	624,244
BRE Properties Inc. Class A	10,687	638,335
Camden Property Trust	11,842	900,110
CapitalSource Inc.	19,590	505,814
CBL & Associates Properties Inc.	13,553	568,006
Colonial Properties Trust	9,664	462,036
Developers Diversified Realty Corp.	23,132	1,289,840
Duke Realty Corp.	28,318	1,057,677

Equity Office Properties Trust	76,790	3,053,170
Equity Residential	61,071	3,088,971
Essex Property Trust Inc.	4,838	587,333
Federal Realty Investment Trust	11,182	830,823
General Growth Properties Inc.	36,056	1,718,068
Global Signal Inc.	3,432	173,591
Health Care Property Investors Inc.	28,595	887,875
Health Care REIT Inc.	12,922	517,009
Hospitality Properties Trust	15,165	715,788
Host Hotels & Resorts Inc.	108,409	2,485,818
HRPT Properties Trust	44,064	526,565
iStar Financial Inc.	23,873	995,504
Kilroy Realty Corp.	6,581	495,813
Kimco Realty Corp.	44,276	1,898,112
Liberty Property Trust	18,675	892,478
Macerich Co. (The)	15,118	1,154,410
Mack-Cali Realty Corp.	12,979	672,312
New Century Financial Corp.	9,645	379,145
New Plan Excel Realty Trust Inc.	21,939	593,450
Pan Pacific Retail Properties Inc.	8,527	591,944
ProLogis	51,263	2,925,067
Public Storage Inc.	25,454	2,188,789
Reckson Associates Realty Corp.	17,531	750,327
Regency Centers Corp.	14,509	997,639
Simon Property Group Inc.	46,356	4,200,781
SL Green Realty Corp.	9,616	1,074,107
Taubman Centers Inc.	11,106	493,329
Thornburg Mortgage Inc.	23,451	597,297
Trizec Properties Inc.	20,688	598,090
United Dominion Realty Trust Inc.	28,147	850,039
Ventas Inc.	21,734	837,628
Vornado Realty Trust	25,778	2,809,802
Weingarten Realty Investors	16,674	717,315

		56,820,097
RETAIL—5.88%
Abercrombie & Fitch Co. Class A	18,330	1,273,568
Advance Auto Parts Inc.	22,602	744,510
American Eagle Outfitters Inc.	23,782	1,042,365
AnnTaylor Stores Corp. (1)	15,352	642,635
AutoNation Inc. (1)	33,032	690,369
AutoZone Inc. (1)	11,383	1,175,864
Barnes & Noble Inc.	10,884	412,939
Bed Bath & Beyond Inc. (1)	59,064	2,259,789
Best Buy Co. Inc.	84,130	4,506,003
BJ’s Wholesale Club Inc. (1)	14,190	414,064
Brinker International Inc.	17,702	709,673
Burger King Holdings Inc. (1)	5,159	82,338
CarMax Inc. (1)	22,132	923,126
Cheesecake Factory Inc. (The) (1)	16,635	452,306
Chico’s FAS Inc. (1)	37,553	808,516
Circuit City Stores Inc.	37,113	931,907
Claire’s Stores Inc.	20,578	600,054
Coldwater Creek Inc. (1)	12,531	360,392
Copart Inc. (1)	14,829	418,030
Costco Wholesale Corp.	98,906	4,913,650
CVS Corp.	171,669	5,514,008
Darden Restaurants Inc.	30,992	1,316,230
Dick’s Sporting Goods Inc. (1)	7,592	345,588
Dillard’s Inc. Class A	13,049	427,094
Dollar General Corp.	66,040	900,125
Dollar Tree Stores Inc. (1)	22,215	687,776
Family Dollar Stores Inc.	32,432	948,312

Federated Department Stores Inc.	115,388	4,985,916
Foot Locker Inc.	32,517	821,054
GameStop Corp. Class A (1)	13,626	630,611
Gap Inc. (The)	112,774	2,137,067
Home Depot Inc.	444,512	16,122,450
Kohl’s Corp. (1)	72,732	4,721,761
Limited Brands Inc.	71,663	1,898,353
Lowe’s Companies Inc.	325,652	9,137,795
McDonald’s Corp.	261,345	10,223,816
Michaels Stores Inc.	27,825	1,211,501
MSC Industrial Direct Co. Inc. Class A	7,964	324,453
Nordstrom Inc.	49,539	2,095,500
Office Depot Inc. (1)	60,346	2,395,736
OfficeMax Inc.	14,930	608,248
O’Reilly Automotive Inc. (1)	23,827	791,295
OSI Restaurant Partners Inc.	13,788	437,217
Panera Bread Co. Class A (1)	6,314	367,791
Penney (J.C.) Co. Inc.	49,165	3,362,394
PetSmart Inc.	29,207	810,494
RadioShack Corp.	28,444	548,969
Rite Aid Corp. (1)	110,797	503,018
Ross Stores Inc.	30,237	768,322
Saks Inc.	28,698	495,901
Sears Holdings Corp. (1)	17,858	2,823,171
Staples Inc.	152,680	3,714,704
Starbucks Corp. (1)	160,930	5,479,667
Target Corp.	182,276	10,070,749
Tiffany & Co.	29,947	994,240
Tim Hortons Inc. (2)	7,000	184,100
TJX Companies Inc.	95,934	2,689,030
Tractor Supply Co. (1)	7,404	357,317
United Auto Group Inc.	11,416	267,134
Urban Outfitters Inc. (1)	23,992	424,418
Walgreen Co.	211,966	9,409,171
Wal-Mart Stores Inc.	516,016	25,449,909
Wendy’s International Inc.	24,520	1,642,840
Williams-Sonoma Inc.	20,096	650,909
Yum! Brands Inc.	56,979	2,965,757

		166,024,009
SAVINGS & LOANS—0.68%
Astoria Financial Corp.	19,296	594,703
Capitol Federal Financial	4,581	162,900
Golden West Financial Corp.	55,492	4,286,757
Hudson City Bancorp Inc.	121,687	1,612,353
New York Community Bancorp Inc.	61,837	1,012,890
People’s Bank	12,105	479,479
Sovereign Bancorp Inc.	82,579	1,776,274
Washington Federal Inc.	18,416	413,255
Washington Mutual Inc.	201,556	8,761,639

		19,100,250
SEMICONDUCTORS—2.83%
Advanced Micro Devices Inc. (1)	101,414	2,520,138
Agere Systems Inc. (1)	35,639	532,090
Altera Corp. (1)	75,342	1,384,786
Analog Devices Inc.	75,654	2,223,471
Applied Materials Inc.	327,862	5,812,993
Atmel Corp. (1)	89,890	542,936
Broadcom Corp. Class A (1)	95,462	2,896,317
Cree Inc. (1)	16,055	322,866
Cypress Semiconductor Corp. (1)	29,428	522,936

Fairchild Semiconductor International Inc. Class A (1)	25,351	474,064
Freescale Semiconductor Inc. Class B (1)	84,991	3,230,508
Integrated Device Technology Inc. (1)	41,887	672,705
Intel Corp.	1,220,822	25,112,309
International Rectifier Corp. (1)	15,046	524,203
Intersil Corp. Class A	29,708	729,331
KLA-Tencor Corp.	41,861	1,861,559
Lam Research Corp. (1)	29,394	1,332,430
Linear Technology Corp.	63,783	1,984,927
LSI Logic Corp. (1)	83,260	684,397
Maxim Integrated Products Inc.	67,214	1,886,697
MEMC Electronic Materials Inc. (1)	30,847	1,129,926
Microchip Technology Inc.	45,095	1,461,980
Micron Technology Inc. (1)	152,133	2,647,114
National Semiconductor Corp.	70,605	1,661,336
Novellus Systems Inc. (1)	26,704	738,633
NVIDIA Corp. (1)	74,059	2,191,406
PMC-Sierra Inc. (1)	43,380	257,677
QLogic Corp. (1)	33,893	640,578
Rambus Inc. (1)	18,354	320,094
Silicon Laboratories Inc. (1)	10,628	329,681
Spansion Inc. Class A (1)	9,152	152,564
Teradyne Inc. (1)	41,590	547,324
Texas Instruments Inc.	326,951	10,871,121
Xilinx Inc.	72,033	1,581,124

		79,782,221
SOFTWARE—3.98%
Activision Inc. (1)	58,006	875,891
Acxiom Corp.	18,248	449,996
Adobe Systems Inc. (1)	125,669	4,706,304
Autodesk Inc. (1)	48,399	1,683,317
Automatic Data Processing Inc.	121,217	5,738,413
BEA Systems Inc. (1)	81,803	1,243,406
BMC Software Inc. (1)	44,627	1,214,747
CA Inc.	95,070	2,252,208
Cerner Corp. (1)	13,556	615,442
Citrix Systems Inc. (1)	38,133	1,380,796
Compuware Corp. (1)	80,106	624,026
Dun & Bradstreet Corp. (1)	13,238	992,718
Electronic Arts Inc. (1)	63,830	3,554,054
Fair Isaac Corp.	13,848	506,421
Fidelity National Information Services Inc.	20,039	741,443
First Data Corp.	160,550	6,743,100
Fiserv Inc. (1)	36,857	1,735,596
Global Payments Inc.	14,155	622,962
IMS Health Inc.	41,706	1,111,048
Intuit Inc. (1)	72,833	2,337,211
MasterCard Inc. Class A (1)	13,067	919,263
Microsoft Corp.	1,862,440	50,900,485
MoneyGram International Inc.	17,679	513,752
NAVTEQ Corp. (1)(2)	19,435	507,448
Novell Inc. (1)	71,029	434,697
Oracle Corp. (1)	834,187	14,798,477
Paychex Inc.	70,481	2,597,225
Red Hat Inc. (1)	38,633	814,384
Salesforce.com Inc. (1)	17,574	630,555
SEI Investments Co.	13,127	737,606
Total System Services Inc.	7,879	179,878
VeriFone Holdings Inc. (1)	8,282	236,451

		112,399,320

TELECOMMUNICATIONS—6.15%
ADC Telecommunications Inc. (1)	24,682	370,230
Alltel Corp.	81,679	4,533,184
American Tower Corp. Class A (1)	88,113	3,216,125
AT&T Inc.	815,948	26,567,267
Avaya Inc. (1)	96,750	1,106,820
BellSouth Corp.	379,644	16,229,781
CenturyTel Inc.	24,388	967,472
Ciena Corp. (1)	17,442	475,294
Cisco Systems Inc. (1)	1,281,138	29,466,174
Citizens Communications Co.	68,150	956,826
Comverse Technology Inc. (1)	42,387	908,777
Corning Inc. (1)	326,716	7,975,138
Crown Castle International Corp. (1)	42,424	1,495,022
Embarq Corp.	31,203	1,509,289
Harris Corp.	28,143	1,252,082
JDS Uniphase Corp. (1)	342,011	749,004
Juniper Networks Inc. (1)	118,496	2,047,611
Leap Wireless International Inc. (1)	9,136	443,005
Level 3 Communications Inc. (1)	246,634	1,319,492
Lucent Technologies Inc. (1)	939,057	2,197,393
Motorola Inc.	518,400	12,960,000
NeuStar Inc. Class A (1)	12,999	360,722
NII Holdings Inc. Class B (1)	28,848	1,793,192
NTL Inc.	60,933	1,549,526
QUALCOMM Inc.	351,827	12,788,911
Qwest Communications International Inc. (1)	331,202	2,888,081
SBA Communications Corp. (1)	21,461	522,146
Sprint Nextel Corp.	608,045	10,427,972
Telephone & Data Systems Inc.	22,917	964,806
Tellabs Inc. (1)	93,965	1,029,856
United States Cellular Corp. (1)	3,366	200,950
Verizon Communications Inc.	612,245	22,732,657
West Corp. (1)	6,287	303,662
Windstream Corp.	93,129	1,228,371

		173,536,838
TEXTILES—0.07%
Cintas Corp.	29,257	1,194,563
Mohawk Industries Inc. (1)	11,189	833,021

		2,027,584
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	36,129	821,935
Mattel Inc.	81,779	1,611,046

		2,432,981
TRANSPORTATION—1.51%
Alexander & Baldwin Inc.	9,232	409,624
Burlington Northern Santa Fe Corp.	76,751	5,636,593
C.H. Robinson Worldwide Inc.	36,825	1,641,659
Con-way Inc.	10,158	455,282
CSX Corp.	93,164	3,058,574
Expeditors International Washington Inc.	44,781	1,996,337
FedEx Corp.	64,154	6,972,257
Hunt (J.B.) Transport Services Inc.	23,047	478,686
Kansas City Southern Industries Inc. (1)	15,829	432,290
Kirby Corp. (1)	11,084	347,262
Laidlaw International Inc.	17,384	475,105
Landstar System Inc.	12,306	525,466
Norfolk Southern Corp.	86,975	3,831,249
Overseas Shipholding Group Inc.	6,257	386,495
Ryder System Inc.	12,886	665,948

Swift Transportation Co. Inc. (1)	11,282	267,609
Union Pacific Corp.	56,426	4,965,488
United Parcel Service Inc. Class B	135,113	9,720,029
YRC Worldwide Inc. (1)	12,182	451,221

		42,717,174
TRUCKING & LEASING—0.01%
GATX Corp.	9,449	390,905

		390,905
WATER—0.02%
Aqua America Inc.	27,068	593,872

		593,872

TOTAL COMMON STOCKS (Cost: $2,777,931,095)		2,819,142,127

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.86%
CERTIFICATES OF DEPOSIT (3)—0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$61,828	61,828
Societe Generale
5.33%, 12/08/06	88,325	88,325
Washington Mutual Bank
5.36%, 11/13/06	220,813	220,813
Wells Fargo Bank N.A.
4.78%, 12/05/06	70,660	70,660

		441,626
COMMERCIAL PAPER (3)—0.05%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	47,853	47,344
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	22,081	21,981
Atlantis One Funding
5.30%, 11/14/06 (4)	121,189	120,422
Beta Finance Inc.
5.27%, 01/25/07 (4)	17,665	17,368
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	27,884	27,586
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	44,774	44,490
CC USA Inc.
5.03%, 10/24/06 (4)	17,665	17,611
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	101,574	100,977
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	52,995	52,573
Curzon Funding LLC
5.29%, 11/17/06 (4)	88,325	87,728
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	65,159	64,498
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	88,325	87,870
Five Finance Inc.
5.19%, 12/01/06 (4)	39,746	39,403

Galleon Capital Corp.
5.27%, 12/18/06 (4)	12,350	12,210
General Electric Capital Services Inc.
5.22%, 12/11/06	8,833	8,743
Giro Funding US Corp.
5.34%, 10/10/06 (4)	44,163	44,110
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	42,396	42,234
HBOS Treasury Services PLC
5.27%, 12/15/06	17,665	17,474
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	176,651	176,182
Landale Funding LLC
5.31%, 11/15/06 (4)	68,894	68,447
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	48,245	47,939
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	56,970	56,602
Nationwide Building Society
5.27%, 12/15/06	30,914	30,579
Nestle Capital Corp.
5.19%, 08/09/07	52,995	50,619
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	47,060	46,306
Sydney Capital Corp.
5.27%, 12/08/06 (4)	2,107	2,086
Tulip Funding Corp.
5.29%, 11/15/06 (4)	46,585	46,283
White Pine Finance LLC
5.12%, 10/27/06 (4)	16,693	16,634

		1,396,299
MEDIUM-TERM NOTES (3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	22,081	22,081
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	66,244	66,244
K2 USA LLC
5.39%, 06/04/07 (4)	66,244	66,244
Marshall & Ilsley Bank
5.18%, 12/15/06	88,325	88,387
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	103,341	103,341
US Bank N.A.
2.85%, 11/15/06	17,665	17,626

		363,923
MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	13,867,868	13,867,868

		13,867,868
REPURCHASE AGREEMENTS (3)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $176,731 (collateralized by non-U.S. Government debt securities, value $182,048, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$176,651	176,651

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $132,547 (collateralized by non-U.S. Government debt securities, value $145,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	132,488	132,488
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $132,548 (collateralized by non-U.S. Government debt securities, value $145,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	132,488	132,488
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $8,837 (collateralized by non-U.S. Government debt securities, value $9,102, 5.75%, 3/15/16).	8,833	8,833
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $309,279 (collateralized by non-U.S. Government debt securities, value $324,771, 5.87%, 6/25/36).	309,139	309,139
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $97,202 (collateralized by non-U.S. Government debt securities, value $107,978, 0.00% to 10.00%, 5/27/33 to 9/29/36).	97,158	97,158
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $53,019 (collateralized by non-U.S. Government debt securities, value $58,142, 0.00% to 10.00%, 5/27/33 to 9/29/36).	52,995	52,995
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $176,731 (collateralized by non-U.S. Government debt securities, value $185,583, 0.00% to 9.00%, 5/1/17 to 2/25/46).	176,651	176,651
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $132,548 (collateralized by non-U.S. Government debt securities, value $182,932, 0.00% to 8.33%, 10/27/06 to 3/25/37).	132,488	132,488
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $106,039 (collateralized by non-U.S. Government debt securities, value $111,350, 0.00% to 10.00%, 10/1/06 to 9/30/36).	105,990	105,990
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $22,091 (collateralized by non-U.S. Government debt securities, value $23,201, 6.50% to 7.63%, 2/1/07 to 6/1/16).	22,081	22,081
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $176,731 (collateralized by non-U.S. Government debt securities, value $185,587, 0.79% to 9.08%, 8/5/18 to 12/20/54).	176,651	176,651
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $176,731 (collateralized by non-U.S. Government debt securities, value $182,051, 4.85% to 8.60%, 5/1/09 to 12/1/25).	176,651	176,651

Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $88,365 (collateralized by non-U.S. Government debt securities, value $96,514, 4.69% to 6.41%, 12/17/19 to 6/25/45).	88,325	88,325
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $119,294 (collateralized by non-U.S. Government debt securities, value $125,543, 0.00% to 10.00%, 10/1/06 to 9/30/36).	119,239	119,239
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $64,195 (collateralized by non-U.S. Government debt securities, value $66,950, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	61,828	61,828
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $229,750 (collateralized by non-U.S. Government debt securities, value $241,258, 0.06% to 7.95%, 8/15/13 to 7/15/45).	229,646	229,646

		2,199,302
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	15,873	15,873

		15,873
VARIABLE & FLOATING RATE NOTES (3)—0.21%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	226,113	226,141
American Express Bank
5.29%, 02/28/07	88,325	88,325
American Express Centurion Bank
5.42%, 07/19/07	97,158	97,247
American Express Credit Corp.
5.43%, 07/05/07	26,498	26,511
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	16,782	16,782
ASIF Global Financing
5.51%, 05/03/07 (4)	8,833	8,835
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	57,411	57,411
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	128,072	128,077
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	225,230	225,240
BMW US Capital LLC
5.33%, 10/15/07 (4)	88,325	88,325
BNP Paribas
5.36%, 05/18/07 (4)	163,402	163,402
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	64,477	64,478
CC USA Inc.
5.48%, 07/30/07 (4)	44,163	44,168

Commodore CDO Ltd.
5.47%, 06/12/07 (4)	22,081	22,081
Credit Agricole SA
5.48%, 07/23/07	88,325	88,325
Credit Suisse First Boston NY
5.51%, 04/24/07	44,163	44,164
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	22,081	22,081
DEPFA Bank PLC
5.43%, 09/14/07	88,325	88,325
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	101,574	101,579
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	88,325	88,325
Fifth Third Bancorp
5.31%, 09/21/07 (4)	176,651	176,651
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	88,325	88,319
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	92,742	92,761
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	309,139	309,139
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	70,660	70,670
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	132,488	132,506
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	88,325	88,325
Holmes Financing PLC
5.30%, 07/16/07 (4)	154,569	154,569
JP Morgan Chase & Co.
5.30%, 08/02/07	66,244	66,244
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	66,244	66,242
Kestrel Funding LLC
5.31%, 07/11/07 (4)	35,330	35,327
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	52,995	52,995
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	92,114	92,114
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	110,407	110,388
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	97,158	97,152
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	38,919	38,919
Marshall & Ilsley Bank
5.31%, 10/15/07	48,579	48,579
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	132,488	132,488
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	8,833	8,833
Monumental Global Funding II
5.38%, 12/27/06 (4)	17,665	17,666
Mound Financing PLC
5.30%, 05/08/07 (4)	83,026	83,026
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	264,976	264,973
National City Bank of Indiana
5.37%, 05/21/07	44,163	44,165
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	291,474	291,535
Newcastle Ltd.
5.35%, 04/24/07 (4)	31,135	31,130
Northern Rock PLC
5.37%, 08/03/07 (4)	105,990	105,993
Northlake CDO I
5.46%, 09/06/07 (4)	26,498	26,498
Principal Life Global Funding I
5.83%, 02/08/07	39,746	39,812

Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	128,072	128,069
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	88,325	88,325
Strips III LLC
5.38%, 07/24/07 (4)	20,872	20,872
SunTrust Bank
5.30%, 05/01/07	88,325	88,328
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	215,514	215,497
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	123,655	123,655
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	123,007	123,007
Wachovia Bank N.A.
5.43%, 05/22/07	176,651	176,651
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	66,244	66,279
Wells Fargo & Co.
5.34%, 09/14/07 (4)	44,163	44,165
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	66,244	66,243
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	264,976	264,927
Wind Master Trust
5.32%, 07/25/07 (4)	35,330	35,330

		5,898,189

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,183,080)		24,183,080

TOTAL INVESTMENTS IN SECURITIES — 100.71% (Cost: $2,802,114,175)		2,843,325,207
Other Assets, Less Liabilities — (0.71)%		(20,032,029)

NET ASSETS — 100.00%		$2,823,293,178

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.43%
Clear Channel Outdoor Holdings Inc. Class A (1)	32,367	$660,287
Getty Images Inc. (1)	47,439	2,356,770
Harte-Hanks Inc.	50,978	1,343,270
Interpublic Group of Companies Inc. (1)	398,200	3,942,180
Lamar Advertising Co. (1)	75,638	4,039,826
Omnicom Group Inc.	155,636	14,567,530

		26,909,863
AEROSPACE & DEFENSE—2.67%
Alliant Techsystems Inc. (1)	11,392	923,436
Boeing Co. (The)	729,858	57,549,303
DRS Technologies Inc.	11,014	480,981
Goodrich Corp.	105,273	4,265,662
L-3 Communications Holdings Inc.	7,954	623,037
Lockheed Martin Corp.	334,254	28,765,899
Northrop Grumman Corp.	22,973	1,563,772
Raytheon Co.	195,872	9,403,815
Rockwell Collins Inc.	156,281	8,570,450
United Technologies Corp.	844,284	53,485,391

		165,631,746
AGRICULTURE—1.51%
Altria Group Inc.	865,339	66,241,700
Monsanto Co.	494,004	23,223,128
UST Inc.	81,852	4,487,945

		93,952,773
AIRLINES—0.24%
AMR Corp. (1)	146,872	3,398,618
Continental Airlines Inc. Class B (1)	80,128	2,268,424
Southwest Airlines Co.	425,037	7,081,116
US Airways Group Inc. (1)	55,466	2,458,808

		15,206,966
APPAREL—0.52%
Coach Inc. (1)	351,126	12,078,734
Hanesbrands Inc. (1)	45,374	1,021,369
Nike Inc. Class B	176,119	15,431,547
Polo Ralph Lauren Corp.	55,678	3,601,810

		32,133,460
AUTO MANUFACTURERS—0.18%
Oshkosh Truck Corp.	67,170	3,390,070
PACCAR Inc.	134,362	7,661,321

		11,051,391

AUTO PARTS & EQUIPMENT—0.16%
BorgWarner Inc.	3,979	227,479
Goodyear Tire & Rubber Co. (The) (1)	161,782	2,345,839
Johnson Controls Inc.	101,010	7,246,457

		9,819,775
BANKS—1.26%
Bank of Hawaii Corp.	30,191	1,453,999
Bank of New York Co. Inc. (The)	41,815	1,474,397
Commerce Bancorp Inc.	168,211	6,175,026
Cullen/Frost Bankers Inc.	20,729	1,198,551
East West Bancorp Inc.	51,026	2,021,140
Investors Financial Services Corp.	59,993	2,584,498
Mellon Financial Corp.	338,249	13,225,536
Northern Trust Corp.	188,095	10,990,391
State Street Corp.	284,149	17,730,898
Synovus Financial Corp.	109,738	3,223,005
TCF Financial Corp.	45,718	1,201,926
Wells Fargo & Co.	463,181	16,757,889

		78,037,256
BEVERAGES—2.97%
Anheuser-Busch Companies Inc.	451,393	21,445,681
Brown-Forman Corp. Class B	56,330	4,317,694
Coca-Cola Co. (The)	1,231,285	55,013,814
Constellation Brands Inc. (1)	32,526	936,098
Hansen Natural Corp. (1)	55,610	1,806,213
Pepsi Bottling Group Inc.	64,794	2,300,187
PepsiCo Inc.	1,508,335	98,433,941

		184,253,628
BIOTECHNOLOGY—2.70%
Amgen Inc. (1)	1,076,321	76,989,241
Biogen Idec Inc. (1)	155,342	6,940,681
Celgene Corp. (1)	317,413	13,743,983
Charles River Laboratories International Inc. (1)	18,767	814,675
Genentech Inc. (1)	426,051	35,234,418
Genzyme Corp. (1)	237,670	16,035,595
Invitrogen Corp. (1)	17,517	1,110,753
MedImmune Inc. (1)	227,016	6,631,137
Millennium Pharmaceuticals Inc. (1)	154,621	1,538,479
Millipore Corp. (1)	48,473	2,971,395
PDL BioPharma Inc. (1)	104,517	2,006,726
Vertex Pharmaceuticals Inc. (1)	100,532	3,382,902

		167,399,985
BUILDING MATERIALS—0.34%
American Standard Companies Inc.	162,571	6,823,105
Eagle Materials Inc.	45,887	1,545,474
Florida Rock Industries Inc.	43,702	1,691,704
Martin Marietta Materials Inc.	41,824	3,539,147
Masco Corp.	219,692	6,023,955
USG Corp. (1)	31,738	1,492,956

		21,116,341
CHEMICALS—1.13%
Air Products & Chemicals Inc.	23,934	1,588,500
Airgas Inc.	57,805	2,090,807
Cabot Corp.	23,850	887,220
Celanese Corp. Class A	37,360	668,744
Du Pont (E.I.) de Nemours and Co.	673,573	28,855,867
Ecolab Inc.	164,613	7,048,729
Huntsman Corp. (1)	58,450	1,063,790
International Flavors & Fragrances Inc.	56,367	2,228,751
PPG Industries Inc.	19,192	1,287,399

Praxair Inc.	294,963	17,450,011
Rohm & Haas Co.	21,836	1,033,935
Sherwin-Williams Co. (The)	62,709	3,497,908
Sigma-Aldrich Corp.	26,273	1,988,078
Valhi Inc.	6,688	155,496

		69,845,235
COAL—0.34%
Arch Coal Inc.	130,575	3,774,923
CONSOL Energy Inc.	167,243	5,306,620
Foundation Coal Holdings Inc.	41,513	1,343,776
Massey Energy Co.	74,767	1,565,621
Peabody Energy Corp.	242,012	8,901,201

		20,892,141
COMMERCIAL SERVICES—1.41%
Alliance Data Systems Corp. (1)	74,116	4,090,462
Apollo Group Inc. Class A (1)	127,198	6,263,230
ARAMARK Corp. Class B	108,026	3,549,734
Avis Budget Group Inc.	12,626	230,930
Block (H & R) Inc.	299,827	6,518,239
Career Education Corp. (1)	89,078	2,004,255
ChoicePoint Inc. (1)	78,578	2,813,092
Convergys Corp. (1)	7,042	145,417
Corporate Executive Board Co. (The)	36,483	3,280,187
Corrections Corp. of America (1)	36,198	1,565,563
Equifax Inc.	105,139	3,859,653
Hewitt Associates Inc. Class A (1)	4,521	109,679
Iron Mountain Inc. (1)	104,642	4,493,327
ITT Educational Services Inc. (1)	39,975	2,650,342
Laureate Education Inc. (1)	33,548	1,605,607
Manpower Inc.	68,610	4,203,735
McKesson Corp.	193,712	10,212,497
Monster Worldwide Inc. (1)	112,786	4,081,725
Moody’s Corp.	221,673	14,492,981
Pharmaceutical Product Development Inc.	92,250	3,292,402
Quanta Services Inc. (1)	45,193	761,954
Robert Half International Inc.	137,287	4,663,639
ServiceMaster Co. (The)	80,206	899,109
Weight Watchers International Inc.	42,295	1,875,360

		87,663,119
COMPUTERS—5.79%
Affiliated Computer Services Inc. Class A (1)	42,646	2,211,622
Apple Computer Inc. (1)	776,303	59,798,620
Cadence Design Systems Inc. (1)	216,640	3,674,214
Ceridian Corp. (1)	114,398	2,557,939
Cognizant Technology Solutions Corp. (1)	128,213	9,495,455
Dell Inc. (1)	2,105,789	48,096,221
Diebold Inc.	49,365	2,148,858
DST Systems Inc. (1)	54,019	3,331,352
Electronic Data Systems Corp.	265,595	6,512,389
EMC Corp. (1)	1,896,793	22,723,580
FactSet Research Systems Inc.	38,044	1,847,797
Hewlett-Packard Co.	1,550,081	56,872,472
International Business Machines Corp.	1,286,312	105,400,405
Lexmark International Inc. (1)	73,391	4,231,725
NCR Corp. (1)	34,950	1,379,826
Network Appliance Inc. (1)	341,240	12,629,292
Reynolds & Reynolds Co. (The) Class A	43,925	1,735,477
SanDisk Corp. (1)	178,537	9,558,871
Sun Microsystems Inc. (1)	277,853	1,380,929
Synopsys Inc. (1)	11,823	233,150
Western Digital Corp. (1)	201,543	3,647,928

		359,468,122

COSMETICS & PERSONAL CARE—1.33%
Alberto-Culver Co.	15,088	763,302
Avon Products Inc.	411,118	12,604,878
Colgate-Palmolive Co.	420,916	26,138,884
Estee Lauder Companies Inc. (The) Class A	113,568	4,580,197
Procter & Gamble Co.	620,061	38,431,381

		82,518,642
DISTRIBUTION & WHOLESALE—0.25%
CDW Corp.	53,720	3,313,450
Fastenal Co.	114,700	4,423,979
Grainger (W.W.) Inc.	50,058	3,354,887
Pool Corp.	48,283	1,858,895
WESCO International Inc. (1)	44,235	2,566,957

		15,518,168
DIVERSIFIED FINANCIAL SERVICES—4.62%
Affiliated Managers Group Inc. (1)	28,590	2,862,145
American Express Co.	987,685	55,389,375
AmeriCredit Corp. (1)	28,465	711,340
BlackRock Inc.	18,174	2,707,926
Capital One Financial Corp.	46,132	3,628,743
CBOT Holdings Inc. Class A (1)	48,175	5,819,058
Chicago Mercantile Exchange Holdings Inc.	31,608	15,116,526
E*TRADE Financial Corp. (1)	359,714	8,604,359
Eaton Vance Corp.	105,545	3,046,029
Federal Home Loan Mortgage Corp.	318,879	21,151,244
Federated Investors Inc. Class B	83,574	2,825,637
First Marblehead Corp. (The) (2)	27,953	1,936,025
Franklin Resources Inc.	155,756	16,471,197
Goldman Sachs Group Inc. (The)	263,287	44,540,262
IndyMac Bancorp Inc.	12,903	531,087
IntercontinentalExchange Inc. (1)	18,645	1,399,680
Investment Technology Group Inc. (1)	39,578	1,771,115
Janus Capital Group Inc.	97,393	1,920,590
Legg Mason Inc.	65,243	6,580,409
Lehman Brothers Holdings Inc.	62,964	4,650,521
Merrill Lynch & Co. Inc.	152,078	11,895,541
Morgan Stanley	106,621	7,773,737
Nasdaq Stock Market Inc. (The) (1)	86,236	2,607,777
Nelnet Inc. Class A (1)	15,303	470,414
Nuveen Investments Inc. Class A	72,247	3,701,214
NYSE Group Inc. (1)(2)	72,239	5,399,865
Rowe (T.) Price Group Inc.	242,487	11,603,003
Schwab (Charles) Corp. (The)	953,077	17,060,078
SLM Corp.	374,992	19,492,084
TD Ameritrade Holding Corp.	284,539	5,363,560

		287,030,541
ELECTRIC—1.27%
AES Corp. (The) (1)	600,882	12,251,984
Allegheny Energy Inc. (1)	149,178	5,992,480
Constellation Energy Group Inc.	20,795	1,231,064
DPL Inc.	18,643	505,598
Exelon Corp.	516,098	31,244,573
NRG Energy Inc. (1)	37,439	1,695,987
TXU Corp.	416,819	26,059,524

		78,981,210

ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
American Power Conversion Corp.	60,491	1,328,382
AMETEK Inc.	64,680	2,816,814
Emerson Electric Co.	351,470	29,474,274
Energizer Holdings Inc. (1)	42,065	3,028,259
Hubbell Inc. Class B	15,723	753,132
Molex Inc.	125,437	4,888,280

		42,289,141
ELECTRONICS—0.96%
Agilent Technologies Inc. (1)	388,890	12,712,814
Amphenol Corp. Class A	81,727	5,061,353
Applera Corp. - Applied Biosystems Group	135,973	4,502,066
Arrow Electronics Inc. (1)	15,367	421,517
Avnet Inc. (1)	54,102	1,061,481
AVX Corp.	20,902	369,756
Dolby Laboratories Inc. Class A (1)	31,864	632,500
Fisher Scientific International Inc. (1)	67,065	5,247,166
Gentex Corp.	126,972	1,804,272
Jabil Circuit Inc.	166,578	4,759,133
Mettler Toledo International Inc. (1)	37,279	2,466,006
National Instruments Corp.	51,396	1,405,167
PerkinElmer Inc.	59,852	1,132,998
Sanmina-SCI Corp. (1)	194,618	727,871
Solectron Corp. (1)	372,071	1,212,951
Symbol Technologies Inc.	185,788	2,760,810
Tektronix Inc.	54,535	1,577,698
Thermo Electron Corp. (1)	44,859	1,764,304
Thomas & Betts Corp. (1)	56,990	2,718,993
Trimble Navigation Ltd. (1)	49,884	2,348,539
Vishay Intertechnology Inc. (1)	32,354	454,250
Waters Corp. (1)	94,543	4,280,907

		59,422,552
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp. (1)	104,133	2,241,983

		2,241,983
ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	80,001	6,151,277
Jacobs Engineering Group Inc. (1)	53,420	3,992,077
URS Corp. (1)	2,598	101,036

		10,244,390
ENTERTAINMENT—0.32%
DreamWorks Animation SKG Inc. Class A (1)	23,366	582,047
International Game Technology Inc.	309,576	12,847,404
Penn National Gaming Inc. (1)	66,051	2,412,183
Regal Entertainment Group Class A (2)	57,555	1,140,740
Scientific Games Corp. Class A (1)	60,344	1,918,939
Warner Music Group Corp.	45,302	1,175,587

		20,076,900
ENVIRONMENTAL CONTROL—0.40%
Allied Waste Industries Inc. (1)	12,697	143,095
Nalco Holding Co. (1)	96,974	1,795,958
Republic Services Inc.	102,402	4,117,584
Stericycle Inc. (1)	40,411	2,820,284
Waste Management Inc.	442,587	16,234,091

		25,111,012
FOOD—1.25%
Campbell Soup Co.	124,810	4,555,565
General Mills Inc.	36,646	2,074,164

Heinz (H.J.) Co.	173,721	7,284,122
Hershey Co. (The)	141,480	7,562,106
Kellogg Co.	166,636	8,251,815
Kroger Co.	82,541	1,909,999
McCormick & Co. Inc. NVS	95,411	3,623,710
Sara Lee Corp.	364,949	5,864,730
Sysco Corp.	564,356	18,877,708
Whole Foods Market Inc.	127,972	7,605,376
Wrigley (William Jr.) Co.	214,342	9,872,593

		77,481,888
FOREST PRODUCTS & PAPER—0.00%
Rayonier Inc.	6,413	242,411

		242,411
HAND & MACHINE TOOLS—0.16%
Black & Decker Corp.	63,797	5,062,292
Lincoln Electric Holdings Inc.	38,691	2,106,725
Snap-On Inc.	6,716	299,198
Stanley Works (The)	51,959	2,590,156

		10,058,371
HEALTH CARE - PRODUCTS—6.01%
Advanced Medical Optics Inc. (1)	54,213	2,144,124
Bard (C.R.) Inc.	94,586	7,093,950
Bausch & Lomb Inc.	7,919	396,979
Baxter International Inc.	597,685	27,170,760
Beckman Coulter Inc.	52,920	3,046,075
Becton, Dickinson & Co.	225,779	15,955,802
Biomet Inc.	224,581	7,229,262
Boston Scientific Corp. (1)	1,125,877	16,651,721
Cooper Companies Inc.	20,474	1,095,359
Cytyc Corp. (1)	104,405	2,555,834
Dade Behring Holdings Inc.	79,493	3,192,439
DENTSPLY International Inc.	144,256	4,343,548
Edwards Lifesciences Corp. (1)	53,882	2,510,362
Gen-Probe Inc. (1)	47,133	2,210,066
Henry Schein Inc. (1)	80,647	4,043,641
Hillenbrand Industries Inc.	23,648	1,347,463
IDEXX Laboratories Inc. (1)	28,791	2,624,012
Intuitive Surgical Inc. (1)	33,375	3,519,394
Johnson & Johnson	2,394,550	155,502,077
Kinetic Concepts Inc. (1)	40,076	1,260,791
Medtronic Inc.	1,101,733	51,164,481
Patterson Companies Inc. (1)	126,541	4,253,043
ResMed Inc. (1)	68,855	2,771,414
Respironics Inc. (1)	66,369	2,562,507
St. Jude Medical Inc. (1)	329,487	11,627,596
Stryker Corp.	273,262	13,551,063
TECHNE Corp. (1)	35,927	1,827,247
Varian Medical Systems Inc. (1)	119,881	6,400,447
Zimmer Holdings Inc. (1)	226,504	15,289,020

		373,340,477
HEALTH CARE - SERVICES—2.83%
Aetna Inc.	257,729	10,193,182
Brookdale Senior Living Inc.	17,137	795,500
Community Health Systems Inc. (1)	54,738	2,044,464
Covance Inc. (1)	43,738	2,903,328
Coventry Health Care Inc. (1)	146,601	7,552,884
DaVita Inc. (1)	94,369	5,461,134
HCA Inc.	353,537	17,637,961
Health Management Associates Inc. Class A	56,535	1,181,581

Health Net Inc. (1)	97,010	4,221,875
Humana Inc. (1)	149,821	9,901,670
Laboratory Corp. of America Holdings (1)	113,871	7,466,521
LifePoint Hospitals Inc. (1)(2)	18,514	653,914
Lincare Holdings Inc. (1)	87,349	3,025,769
Manor Care Inc.	67,255	3,516,091
Pediatrix Medical Group Inc. (1)	44,344	2,022,086
Quest Diagnostics Inc.	144,600	8,843,736
Sierra Health Services Inc. (1)	51,028	1,930,900
Tenet Healthcare Corp. (1)	292,619	2,381,919
Triad Hospitals Inc. (1)	13,265	584,058
UnitedHealth Group Inc.	1,229,524	60,492,581
Universal Health Services Inc. Class B	9,595	575,028
Wellcare Health Plans Inc. (1)	29,911	1,693,860
WellPoint Inc. (1)	267,585	20,617,424

		175,697,466
HOLDING COMPANIES - DIVERSIFIED—0.03%
Walter Industries Inc.	39,768	1,697,298

		1,697,298
HOME BUILDERS—0.33%
Beazer Homes USA Inc.	18,612	726,612
Centex Corp.	50,383	2,651,153
Horton (D.R.) Inc.	153,652	3,679,965
KB Home	38,078	1,667,816
Lennar Corp. Class A	50,164	2,269,921
M.D.C. Holdings Inc.	13,949	647,931
NVR Inc. (1)(2)	4,288	2,294,080
Pulte Homes Inc.	96,235	3,066,047
Ryland Group Inc.	15,013	648,712
Standard-Pacific Corp.	23,142	543,837
Thor Industries Inc.	32,556	1,340,331
Toll Brothers Inc. (1)	22,845	641,488

		20,177,893
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	61,137	5,101,271

		5,101,271
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	86,052	5,177,749
Church & Dwight Co. Inc.	59,053	2,309,563
Fortune Brands Inc.	45,867	3,445,070
Jarden Corp. (1)	21,832	719,801
Kimberly-Clark Corp.	243,220	15,896,859
Scotts Miracle-Gro Co. (The) Class A	32,029	1,424,970

		28,974,012
HOUSEWARES—0.10%
Newell Rubbermaid Inc.	155,360	4,399,795
Toro Co. (The)	38,863	1,638,853

		6,038,648
INSURANCE—0.99%
AFLAC Inc.	454,976	20,819,702
Ambac Financial Group Inc.	8,128	672,592
American International Group Inc.	263,320	17,447,583
Berkley (W.R.) Corp.	79,491	2,813,187
Brown & Brown Inc.	102,532	3,133,378
CNA Financial Corp. (1)	2,435	87,709
Gallagher (Arthur J.) & Co.	26,709	712,329
Hanover Insurance Group Inc. (The)	16,775	748,668

HCC Insurance Holdings Inc.	55,003	1,808,499
Markel Corp. (1)	1,660	681,696
Philadelphia Consolidated Holding Corp. (1)	41,398	1,646,812
Principal Financial Group Inc.	16,922	918,526
Progressive Corp. (The)	192,872	4,733,079
Prudential Financial Inc.	64,235	4,897,919
Transatlantic Holdings Inc.	8,914	538,495

		61,660,174
INTERNET—3.12%
Akamai Technologies Inc. (1)(2)	141,015	7,049,340
Amazon.com Inc. (1)(2)	285,365	9,165,924
CheckFree Corp. (1)	75,551	3,121,767
eBay Inc. (1)	1,074,795	30,481,186
Emdeon Corp. (1)	250,480	2,933,121
Expedia Inc. (1)	16,827	263,847
F5 Networks Inc. (1)	37,093	1,992,636
Google Inc. Class A (1)	190,600	76,602,140
IAC/InterActiveCorp (1)	61,006	1,754,533
Liberty Media Holding Corp.—Liberty Interactive Group Series A (1)	491,091	10,008,435
McAfee Inc. (1)	134,780	3,296,719
NutriSystem Inc. (1)(2)	29,253	1,822,169
Symantec Corp. (1)	391,023	8,320,969
VeriSign Inc. (1)	209,887	4,239,717
WebMD Health Corp. Class A (1)(2)	6,497	223,107
Yahoo! Inc. (1)	1,285,923	32,508,133

		193,783,743
IRON & STEEL—0.13%
Allegheny Technologies Inc.	91,460	5,687,897
Carpenter Technology Corp.	21,687	2,331,569

		8,019,466
LEISURE TIME—0.26%
Brunswick Corp.	16,264	507,274
Harley-Davidson Inc.	245,238	15,388,684

		15,895,958
LODGING—0.99%
Boyd Gaming Corp.	39,926	1,534,755
Choice Hotels International Inc.	30,678	1,254,730
Harrah’s Entertainment Inc.	124,446	8,266,948
Hilton Hotels Corp.	351,291	9,783,454
Las Vegas Sands Corp. (1)	126,900	8,673,615
Marriott International Inc. Class A	311,767	12,046,677
MGM Mirage (1)	109,243	4,314,006
Starwood Hotels & Resorts Worldwide Inc.	165,155	9,445,214
Station Casinos Inc.	43,832	2,534,805
Wyndham Worldwide Corp. (1)	25,450	711,836
Wynn Resorts Ltd. (1)	44,925	3,055,349

		61,621,389
MACHINERY—1.18%
AGCO Corp. (1)	5,559	140,921
Caterpillar Inc.	611,243	40,219,789
Cummins Inc.	34,673	4,134,062
Flowserve Corp. (1)	7,744	391,769
Gardner Denver Inc. (1)	47,782	1,580,629
Graco Inc.	62,425	2,438,321
IDEX Corp.	48,645	2,094,167
JLG Industries Inc.	97,122	1,923,987
Joy Global Inc.	112,777	4,241,543

Manitowoc Co. Inc. (The)	55,792	2,498,924
Rockwell Automation Inc.	162,056	9,415,454
Terex Corp. (1)	43,402	1,962,638
Zebra Technologies Corp. Class A (1)	64,583	2,308,196

		73,350,400
MANUFACTURING—4.98%
Brink’s Co. (The)	34,186	1,813,909
Carlisle Companies Inc.	23,982	2,016,886
Danaher Corp.	216,765	14,885,253
Donaldson Co. Inc.	67,428	2,488,093
Dover Corp.	166,616	7,904,263
General Electric Co.	4,612,658	162,826,827
Harsco Corp.	38,285	2,972,830
Honeywell International Inc.	342,456	14,006,450
Illinois Tool Works Inc.	455,591	20,456,036
ITT Industries Inc.	112,733	5,779,821
Leggett & Platt Inc.	91,785	2,297,379
Pall Corp.	20,486	631,174
Parker Hannifin Corp.	46,952	3,649,579
Pentair Inc.	35,129	920,029
Roper Industries Inc.	79,232	3,544,840
Textron Inc.	111,021	9,714,338
3M Co.	688,158	51,212,718
Trinity Industries Inc.	67,999	2,187,528

		309,307,953
MEDIA—2.87%
Cablevision Systems Corp.	99,490	2,259,418
Comcast Corp. Class A (1)	897,957	33,089,715
CTC Media Inc. (1)	14,428	321,744
DIRECTV Group Inc. (The) (1)	734,819	14,461,238
Discovery Holding Co. Class A (1)	72,084	1,042,335
Dow Jones & Co. Inc.	54,078	1,813,776
EchoStar Communications Corp. (1)	187,871	6,150,897
Liberty Global Inc. Class A (1)	151,928	3,910,627
McClatchy Co. (The) Class A	4,169	175,890
McGraw-Hill Companies Inc. (The)	326,427	18,942,559
Meredith Corp.	28,392	1,400,577
News Corp. Class A	1,424,890	27,999,089
Scripps (E.W.) Co. Class A	76,558	3,669,425
Sirius Satellite Radio Inc. (1)(2)	1,281,979	5,012,538
Time Warner Inc.	251,173	4,578,884
Univision Communications Inc. Class A (1)	134,367	4,614,163
Viacom Inc. Class B (1)	579,073	21,529,934
Walt Disney Co. (The)	719,027	22,225,125
Washington Post Co. (The) Class B	941	693,517
Wiley (John) & Sons Inc. Class A	40,393	1,454,552
XM Satellite Radio Holdings Inc. Class A (1)	235,852	3,040,132

		178,386,135
METAL FABRICATE & HARDWARE—0.13%
Precision Castparts Corp.	123,395	7,793,628
Timken Co. (The)	5,836	173,796

		7,967,424
MINING—0.63%
Alcoa Inc.	315,491	8,846,368
Freeport-McMoRan Copper & Gold Inc.	92,585	4,931,077
Newmont Mining Corp.	361,275	15,444,506
Southern Copper Corp.	6,251	578,218
Titanium Metals Corp. (1)	72,232	1,826,025
Vulcan Materials Co.	91,917	7,192,505

		38,818,699

OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.	118,960	5,278,255

		5,278,255
OFFICE FURNISHINGS—0.05%
HNI Corp.	47,322	1,967,649
Steelcase Inc. Class A	54,773	859,388

		2,827,037
OIL & GAS—1.53%
Cheniere Energy Inc. (1)	50,047	1,486,896
CNX Gas Corp. (1)	25,525	591,414
Denbury Resources Inc. (1)	108,746	3,142,759
Diamond Offshore Drilling Inc.	53,926	3,902,625
ENSCO International Inc.	140,386	6,153,118
EOG Resources Inc.	99,885	6,497,519
Exxon Mobil Corp.	314,646	21,112,747
Frontier Oil Corp.	55,558	1,476,732
Helmerich & Payne Inc.	95,888	2,208,301
Holly Corp.	43,775	1,896,771
Patterson-UTI Energy Inc.	156,604	3,720,911
Plains Exploration & Production Co. (1)	71,816	3,081,625
Pride International Inc. (1)	120,294	3,298,461
Quicksilver Resources Inc. (1)(2)	57,103	1,821,586
Range Resources Corp.	125,911	3,177,994
Rowan Companies Inc.	93,621	2,961,232
Southwestern Energy Co. (1)	152,997	4,570,020
St. Mary Land & Exploration Co.	52,186	1,915,748
Sunoco Inc.	60,857	3,784,697
TODCO (1)	56,497	1,954,796
Unit Corp. (1)	42,274	1,943,336
W&T Offshore Inc.	18,575	542,576
XTO Energy Inc.	332,143	13,993,185

		95,235,049
OIL & GAS SERVICES—1.56%
Baker Hughes Inc.	311,007	21,210,677
BJ Services Co.	273,145	8,229,859
Cameron International Corp. (1)	105,394	5,091,584
Dresser-Rand Group Inc. (1)	28,561	582,644
FMC Technologies Inc. (1)	62,374	3,349,484
Global Industries Ltd. (1)	80,615	1,254,369
Grant Prideco Inc. (1)	119,491	4,544,243
Halliburton Co.	942,366	26,810,313
Helix Energy Solutions Group Inc. (1)	83,126	2,776,408
National Oilwell Varco Inc. (1)	149,261	8,739,232
Oceaneering International Inc. (1)	49,140	1,513,512
Smith International Inc.	195,322	7,578,494
Superior Energy Services Inc. (1)	72,913	1,914,695
Tetra Technologies Inc. (1)	65,137	1,573,710
Tidewater Inc.	31,864	1,408,070

		96,577,294
PACKAGING & CONTAINERS—0.26%
Ball Corp.	95,553	3,865,119
Crown Holdings Inc. (1)	153,083	2,847,344
Owens-Illinois Inc. (1)	140,031	2,159,278
Packaging Corp. of America	74,086	1,718,795
Pactiv Corp. (1)	128,836	3,661,519
Sealed Air Corp.	30,702	1,661,592

		15,913,647

PHARMACEUTICALS—5.97%
Abbott Laboratories	1,115,873	54,186,793
Abraxis BioScience Inc. (1)	23,370	649,219
Allergan Inc.	136,511	15,372,504
AmerisourceBergen Corp.	37,239	1,683,203
Amylin Pharmaceuticals Inc. (1)(2)	97,451	4,294,666
Barr Pharmaceuticals Inc. (1)	96,972	5,036,726
Bristol-Myers Squibb Co.	821,865	20,480,876
Cardinal Health Inc.	381,181	25,058,839
Caremark Rx Inc.	372,324	21,099,601
Cephalon Inc. (1)	55,401	3,421,012
Endo Pharmaceuticals Holdings Inc. (1)	121,470	3,953,849
Express Scripts Inc. (1)	105,160	7,938,528
Forest Laboratories Inc. (1)	297,460	15,054,451
Gilead Sciences Inc. (1)	415,381	28,536,675
Hospira Inc. (1)	142,625	5,458,259
ImClone Systems Inc. (1)	63,507	1,798,518
Kos Pharmaceuticals Inc. (1)	15,102	746,341
Lilly (Eli) & Co.	678,477	38,673,189
Medco Health Solutions Inc. (1)	169,324	10,178,066
Merck & Co. Inc.	607,603	25,458,566
Mylan Laboratories Inc.	191,988	3,864,718
Omnicare Inc.	53,436	2,302,557
Schering-Plough Corp.	1,351,905	29,863,581
Sepracor Inc. (1)	99,329	4,811,497
VCA Antech Inc. (1)	75,873	2,735,980
Wyeth	750,622	38,161,622

		370,819,836
PIPELINES—0.60%
El Paso Corp.	593,563	8,096,199
Equitable Resources Inc.	95,523	3,341,395
Kinder Morgan Inc.	97,253	10,196,977
Questar Corp.	69,187	5,657,421
Williams Companies Inc.	413,047	9,859,432

		37,151,424
REAL ESTATE—0.24%
CB Richard Ellis Group Inc. Class A (1)	168,928	4,155,629
Forest City Enterprises Inc. Class A	64,289	3,490,893
Jones Lang LaSalle Inc.	32,718	2,796,735
Realogy Corp. (1)	31,670	718,276
St. Joe Co. (The) (2)	68,149	3,739,336

		14,900,869
REAL ESTATE INVESTMENT TRUSTS—0.77%
CapitalSource Inc.	55,378	1,429,860
Developers Diversified Realty Corp.	42,394	2,363,889
Essex Property Trust Inc.	9,433	1,145,166
Federal Realty Investment Trust	25,299	1,879,716
General Growth Properties Inc.	81,119	3,865,320
Global Signal Inc.	15,655	791,830
Kilroy Realty Corp.	29,218	2,201,284
Macerich Co. (The)	65,616	5,010,438
Pan Pacific Retail Properties Inc.	7,665	532,104
Public Storage Inc.	69,378	5,965,814
Simon Property Group Inc.	111,897	10,140,106
SL Green Realty Corp.	41,861	4,675,874
Taubman Centers Inc.	25,942	1,152,344
United Dominion Realty Trust Inc.	122,673	3,704,725
Ventas Inc.	56,657	2,183,561
Weingarten Realty Investors	18,174	781,845

		47,823,876

RETAIL—9.60%
Abercrombie & Fitch Co. Class A	80,344	5,582,301
Advance Auto Parts Inc.	98,457	3,243,174
American Eagle Outfitters Inc.	104,223	4,568,094
AnnTaylor Stores Corp. (1)	61,290	2,565,599
AutoZone Inc. (1)	49,890	5,153,637
Barnes & Noble Inc.	10,989	416,923
Bed Bath & Beyond Inc. (1)	257,647	9,857,574
Best Buy Co. Inc.	365,696	19,586,678
Brinker International Inc.	77,504	3,107,135
Burger King Holdings Inc. (1)	22,904	365,548
CarMax Inc. (1)	96,050	4,006,246
Cheesecake Factory Inc. (The) (1)	72,146	1,961,650
Chico’s FAS Inc. (1)	163,579	3,521,856
Circuit City Stores Inc.	147,902	3,713,819
Claire’s Stores Inc.	90,327	2,633,935
Coldwater Creek Inc. (1)	54,566	1,569,318
Copart Inc. (1)	64,590	1,820,792
Costco Wholesale Corp.	291,441	14,478,789
CVS Corp.	676,084	21,715,818
Darden Restaurants Inc.	135,333	5,747,593
Dick’s Sporting Goods Inc. (1)	33,329	1,517,136
Dollar General Corp.	268,884	3,664,889
Dollar Tree Stores Inc. (1)	10,166	314,739
Family Dollar Stores Inc.	75,885	2,218,877
Federated Department Stores Inc.	41,160	1,778,524
Foot Locker Inc.	16,089	406,247
GameStop Corp. Class A (1)	59,910	2,772,635
Gap Inc. (The)	265,674	5,034,522
Home Depot Inc.	1,786,140	64,783,298
Kohl’s Corp. (1)	298,802	19,398,226
Limited Brands Inc.	311,525	8,252,297
Lowe’s Companies Inc.	1,416,281	39,740,845
Michaels Stores Inc.	120,633	5,252,361
MSC Industrial Direct Co. Inc. Class A	34,614	1,410,174
Nordstrom Inc.	215,514	9,116,242
Office Depot Inc. (1)	262,628	10,426,332
O’Reilly Automotive Inc. (1)	103,272	3,429,663
OSI Restaurant Partners Inc.	32,321	1,024,899
Panera Bread Co. Class A (1)	27,511	1,602,516
Penney (J.C.) Co. Inc.	213,997	14,635,255
PetSmart Inc.	127,914	3,549,614
RadioShack Corp.	94,442	1,822,731
Ross Stores Inc.	130,998	3,328,659
Staples Inc.	664,331	16,163,173
Starbucks Corp. (1)	700,553	23,853,830
Target Corp.	792,566	43,789,272
Tiffany & Co.	78,609	2,609,819
Tim Hortons Inc. (2)	115,614	3,040,648
TJX Companies Inc.	418,113	11,719,707
Tractor Supply Co. (1)	32,842	1,584,955
United Auto Group Inc.	5,642	132,023
Urban Outfitters Inc. (1)	104,774	1,853,452
Walgreen Co.	922,001	40,927,624
Wal-Mart Stores Inc.	2,244,227	110,685,276
Wendy’s International Inc.	43,395	2,907,465
Williams-Sonoma Inc.	87,813	2,844,263
Yum! Brands Inc.	248,232	12,920,476

		596,129,143

SAVINGS & LOANS—0.26%
Golden West Financial Corp.	133,639	10,323,613
Hudson City Bancorp Inc.	263,649	3,493,349
People’s Bank	53,203	2,107,371

		15,924,333
SEMICONDUCTORS—5.14%
Advanced Micro Devices Inc. (1)	441,433	10,969,610
Agere Systems Inc. (1)	154,621	2,308,492
Altera Corp. (1)	327,857	6,026,012
Analog Devices Inc.	329,814	9,693,233
Applied Materials Inc.	1,427,474	25,309,114
Broadcom Corp. Class A (1)	415,175	12,596,410
Cree Inc. (1)(2)	59,775	1,202,075
Cypress Semiconductor Corp. (1)(2)	113,896	2,023,932
Fairchild Semiconductor International Inc. Class A (1)	57,064	1,067,097
Freescale Semiconductor Inc. Class B (1)	170,468	6,479,489
Integrated Device Technology Inc. (1)	80,815	1,297,889
Intel Corp.	5,309,488	109,216,168
International Rectifier Corp. (1)(2)	35,905	1,250,930
Intersil Corp. Class A	56,465	1,386,216
KLA-Tencor Corp.	143,360	6,375,219
Lam Research Corp. (1)	128,398	5,820,281
Linear Technology Corp.	277,160	8,625,219
LSI Logic Corp. (1)	260,844	2,144,138
Maxim Integrated Products Inc.	292,844	8,220,131
MEMC Electronic Materials Inc. (1)	133,990	4,908,054
Microchip Technology Inc.	195,676	6,343,816
Micron Technology Inc. (1)	301,896	5,252,990
National Semiconductor Corp.	308,105	7,249,711
Novellus Systems Inc. (1)	45,946	1,270,866
NVIDIA Corp. (1)	321,784	9,521,589
PMC-Sierra Inc. (1)	188,465	1,119,482
QLogic Corp. (1)	147,319	2,784,329
Rambus Inc. (1)	72,070	1,256,901
Silicon Laboratories Inc. (1)	45,642	1,415,815
Spansion Inc. Class A (1)	7,104	118,424
Teradyne Inc. (1)	139,586	1,836,952
Texas Instruments Inc.	1,422,176	47,287,352
Xilinx Inc.	313,649	6,884,596

		319,262,532
SOFTWARE—7.60%
Activision Inc. (1)	252,452	3,812,025
Acxiom Corp.	79,125	1,951,223
Adobe Systems Inc. (1)	546,428	20,463,729
Autodesk Inc. (1)	210,949	7,336,806
Automatic Data Processing Inc.	526,099	24,905,527
BEA Systems Inc. (1)	355,554	5,404,421
BMC Software Inc. (1)	194,356	5,290,370
CA Inc.	63,468	1,503,557
Cerner Corp. (1)	58,787	2,668,930
Citrix Systems Inc. (1)	166,312	6,022,158
Dun & Bradstreet Corp. (1)	57,357	4,301,201
Electronic Arts Inc. (1)	277,361	15,443,460
Fair Isaac Corp.	47,999	1,755,323
Fidelity National Information Services Inc.	18,976	702,112
First Data Corp.	698,838	29,351,196
Fiserv Inc. (1)	160,331	7,549,987
Global Payments Inc.	61,580	2,710,136
IMS Health Inc.	130,396	3,473,749
Intuit Inc. (1)	317,996	10,204,492
MasterCard Inc. Class A (1)	56,253	3,957,399

Microsoft Corp.	8,100,649	221,390,737
MoneyGram International Inc.	77,454	2,250,813
NAVTEQ Corp. (1)(2)	84,841	2,215,199
Oracle Corp. (1)	3,627,603	64,353,677
Paychex Inc.	306,892	11,308,970
Red Hat Inc. (1)	167,964	3,540,681
Salesforce.com Inc. (1)	77,026	2,763,693
SEI Investments Co.	57,346	3,222,272
Total System Services Inc.	34,180	780,329
VeriFone Holdings Inc. (1)	35,473	1,012,754

		471,646,926
TELECOMMUNICATIONS—5.50%
ADC Telecommunications Inc. (1)	94,853	1,422,795
American Tower Corp. Class A (1)	383,036	13,980,814
Avaya Inc. (1)	32,917	376,570
Ciena Corp. (1)	16,859	459,408
Cisco Systems Inc. (1)	5,571,968	128,155,264
Citizens Communications Co.	121,891	1,711,350
Comverse Technology Inc. (1)	148,222	3,177,880
Corning Inc. (1)	1,421,694	34,703,551
Crown Castle International Corp. (1)(2)	163,843	5,773,827
Harris Corp.	122,674	5,457,766
JDS Uniphase Corp. (1)	1,490,140	3,263,407
Juniper Networks Inc. (1)	277,915	4,802,371
Leap Wireless International Inc. (1)	15,628	757,802
Level 3 Communications Inc. (1)	1,071,108	5,730,428
Lucent Technologies Inc. (1)	2,200,433	5,149,013
Motorola Inc.	1,772,084	44,302,100
NeuStar Inc. Class A (1)	56,967	1,580,834
NII Holdings Inc. Class B (1)	125,764	7,817,490
QUALCOMM Inc.	1,529,963	55,614,155
SBA Communications Corp. (1)	94,129	2,290,159
Sprint Nextel Corp.	629,912	10,802,991
Telephone & Data Systems Inc.	53,650	2,258,665
United States Cellular Corp. (1)	8,480	506,256
West Corp. (1)	27,254	1,316,368

		341,411,264
TEXTILES—0.09%
Cintas Corp.	128,061	5,228,731
Mohawk Industries Inc. (1)	5,559	413,868

		5,642,599
TRANSPORTATION—2.38%
Burlington Northern Santa Fe Corp.	332,881	24,446,781
C.H. Robinson Worldwide Inc.	158,711	7,075,336
Con-way Inc.	43,791	1,962,713
CSX Corp.	197,797	6,493,676
Expeditors International Washington Inc.	194,842	8,686,056
FedEx Corp.	278,508	30,268,249
Hunt (J.B.) Transport Services Inc.	99,945	2,075,858
Kansas City Southern Industries Inc. (1)	24,799	677,261
Kirby Corp. (1)	48,079	1,506,315
Landstar System Inc.	53,898	2,301,445
Norfolk Southern Corp.	212,370	9,354,899
Swift Transportation Co. Inc. (1)	22,442	532,324
Union Pacific Corp.	111,976	9,853,888
United Parcel Service Inc. Class B	588,086	42,306,907

		147,541,708
TRUCKING & LEASING—0.01%
GATX Corp.	21,593	893,302

		893,302

WATER—0.03%
Aqua America Inc.	71,085	1,559,605

		1,559,605

TOTAL COMMON STOCKS (Cost: $5,905,904,378)		6,200,976,115

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.05%
CERTIFICATES OF DEPOSIT (3)—0.03%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$274,954	274,954
Societe Generale
5.33%, 12/08/06	392,792	392,792
Washington Mutual Bank
5.36%, 11/13/06	981,980	981,980
Wells Fargo Bank N.A.
4.78%, 12/05/06	314,234	314,234

		1,963,960
COMMERCIAL PAPER (3)—0.10%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	212,807	210,526
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	98,198	97,751
Atlantis One Funding
5.30%, 11/14/06 (4)	538,942	535,530
Beta Finance Inc.
5.27%, 01/25/07 (4)	78,558	77,237
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	124,004	122,677
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	199,114	197,854
CC USA Inc.
5.03%, 10/24/06 (4)	78,558	78,317
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	451,711	449,058
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	235,675	233,795
Curzon Funding LLC
5.29%, 11/17/06 (4)	392,792	390,137
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	289,770	286,829
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	392,792	390,768
Five Finance Inc.
5.19%, 12/01/06 (4)	176,756	175,227
Galleon Capital Corp.
5.27%, 12/18/06 (4)	54,920	54,301
General Electric Capital Services Inc.
5.22%, 12/11/06	39,279	38,881
Giro Funding US Corp.
5.34%, 10/10/06 (4)	196,396	196,163
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	188,540	187,819

HBOS Treasury Services PLC
5.27%, 12/15/06	78,558	77,708
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	785,584	783,502
Landale Funding LLC
5.31%, 11/15/06 (4)	306,378	304,391
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	214,551	213,191
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	253,351	251,713
Nationwide Building Society
5.27%, 12/15/06	137,477	135,988
Nestle Capital Corp.
5.19%, 08/09/07	235,675	225,108
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	209,280	205,927
Sydney Capital Corp.
5.27%, 12/08/06 (4)	9,368	9,276
Tulip Funding Corp.
5.29%, 11/15/06 (4)	207,166	205,827
White Pine Finance LLC
5.12%, 10/27/06 (4)	74,238	73,974

		6,209,475
MEDIUM-TERM NOTES (3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	98,198	98,198
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	294,594	294,594
K2 USA LLC
5.39%, 06/04/07 (4)	294,594	294,594
Marshall & Ilsley Bank
5.18%, 12/15/06	392,792	393,066
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	459,567	459,566
US Bank N.A.
2.85%, 11/15/06	78,558	78,384

		1,618,402
MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	19,329,870	19,329,870

		19,329,870
REPURCHASE AGREEMENTS (3)—0.16%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $785,939 (collateralized by non-U.S. Government debt securities, value $809,588, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$785,584	785,584
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $589,451 (collateralized by non-U.S. Government debt securities, value $648,459, 0.31% to 5.25%, 6/1/35 to 8/25/36).	589,188	589,188
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $589,455 (collateralized by non-U.S. Government debt securities, value $648,459, 0.31% to 5.25%, 6/1/35 to 8/25/36).	589,188	589,188

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $39,297 (collateralized by non-U.S. Government debt securities, value $40,479, 5.75%, 3/15/16).	39,279	39,279
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,375,394 (collateralized by non-U.S. Government debt securities, value $1,444,290, 5.87%, 6/25/36).	1,374,772	1,374,772
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $432,269 (collateralized by non-U.S. Government debt securities, value $480,187, 0.00% to 10.00%, 5/27/33 to 9/29/36).	432,071	432,071
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $235,784 (collateralized by non-U.S. Government debt securities, value $258,562, 0.00% to 10.00%, 5/27/33 to 9/29/36).	235,675	235,675
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $785,939 (collateralized by non-U.S. Government debt securities, value $825,308, 0.00% to 9.00%, 5/1/17 to 2/25/46).	785,584	785,584
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $589,455 (collateralized by non-U.S. Government debt securities, value $813,518, 0.00% to 8.33%, 10/27/06 to 3/25/37).	589,188	589,188
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $471,567 (collateralized by non-U.S. Government debt securities, value $495,185, 0.00% to 10.00%, 10/1/06 to 9/30/36).	471,350	471,350
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $98,243 (collateralized by non-U.S. Government debt securities, value $103,177, 6.50% to 7.63%, 2/1/07 to 6/1/16).	98,198	98,198
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $785,939 (collateralized by non-U.S. Government debt securities, value $825,327, 0.79% to 9.08%, 8/5/18 to 12/20/54).	785,584	785,584
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $785,939 (collateralized by non-U.S. Government debt securities, value $809,599, 4.85% to 8.60%, 5/1/09 to 12/1/25).	785,584	785,584
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $392,970 (collateralized by non-U.S. Government debt securities, value $429,207, 4.69% to 6.41%, 12/17/19 to 6/25/45).	392,792	392,792
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $530,513 (collateralized by non-U.S. Government debt securities, value $558,301, 0.00% to 10.00%, 10/1/06 to 9/30/36).	530,269	530,269

Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $285,481 (collateralized by non-U.S. Government debt securities, value $297,734, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	274,954	274,954
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,021,723 (collateralized by non-U.S. Government debt securities, value $1,072,901, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,021,259	1,021,259

		9,780,519
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	70,589	70,589

		70,589
VARIABLE & FLOATING RATE NOTES (3)—0.42%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	1,005,547	1,005,674
American Express Bank
5.29%, 02/28/07	392,792	392,791
American Express Centurion Bank
5.42%, 07/19/07	432,071	432,468
American Express Credit Corp.
5.43%, 07/05/07	117,838	117,897
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	74,630	74,630
ASIF Global Financing
5.51%, 05/03/07 (4)	39,279	39,292
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	255,315	255,315
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	569,548	569,569
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	1,001,619	1,001,665
BMW US Capital LLC
5.33%, 10/15/07 (4)	392,792	392,792
BNP Paribas
5.36%, 05/18/07 (4)	726,665	726,665
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	286,738	286,738
CC USA Inc.
5.48%, 07/30/07 (4)	196,396	196,419
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	98,198	98,198
Credit Agricole SA
5.48%, 07/23/07	392,792	392,792
Credit Suisse First Boston NY
5.51%, 04/24/07	196,396	196,403
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	98,198	98,198
DEPFA Bank PLC
5.43%, 09/14/07	392,792	392,792
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	451,711	451,736
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	392,792	392,792
Fifth Third Bancorp
5.31%, 09/21/07 (4)	785,584	785,584

Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	392,792	392,766
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	412,432	412,519
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	1,374,772	1,374,772
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	314,234	314,276
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	589,188	589,271
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	392,792	392,792
Holmes Financing PLC
5.30%, 07/16/07 (4)	687,386	687,386
JP Morgan Chase & Co.
5.30%, 08/02/07	294,594	294,594
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	294,594	294,582
Kestrel Funding LLC
5.31%, 07/11/07 (4)	157,117	157,104
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	235,675	235,675
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	409,642	409,642
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	490,990	490,906
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	432,071	432,044
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	173,075	173,075
Marshall & Ilsley Bank
5.31%, 10/15/07	216,036	216,036
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	589,188	589,188
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	39,279	39,279
Monumental Global Funding II
5.38%, 12/27/06 (4)	78,558	78,564
Mound Financing PLC
5.30%, 05/08/07 (4)	369,224	369,224
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	1,178,376	1,178,359
National City Bank of Indiana
5.37%, 05/21/07	196,396	196,406
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	1,296,213	1,296,488
Newcastle Ltd.
5.35%, 04/24/07 (4)	138,459	138,436
Northern Rock PLC
5.37%, 08/03/07 (4)	471,350	471,360
Northlake CDO I
5.46%, 09/06/07 (4)	117,838	117,838
Principal Life Global Funding I
5.83%, 02/08/07	176,756	177,048
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	569,548	569,537
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	392,792	392,792
Strips III LLC
5.38%, 07/24/07 (4)	92,820	92,820
SunTrust Bank
5.30%, 05/01/07	392,792	392,806
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	958,412	958,337

Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	549,909	549,909
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	547,024	547,023
Wachovia Bank N.A.
5.43%, 05/22/07	785,584	785,584
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	294,594	294,750
Wells Fargo & Co.
5.34%, 09/14/07 (4)	196,396	196,407
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	294,594	294,593
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	1,178,376	1,178,157
Wind Master Trust
5.32%, 07/25/07 (4)	157,117	157,117

		26,229,872

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,202,687)		65,202,687

TOTAL INVESTMENTS IN SECURITIES — 100.96% (Cost: $5,971,107,065)		6,266,178,802
Other Assets, Less Liabilities — (0.96)%		(59,392,748)

NET ASSETS — 100.00%		$6,206,786,054

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.83%
ADVERTISING—0.04%
Donnelley (R.H.) Corp.	59,342	$3,139,192

		3,139,192
AEROSPACE & DEFENSE—1.22%
Alliant Techsystems Inc. (1)	26,327	2,134,067
Armor Holdings Inc. (1)	34,595	1,983,331
DRS Technologies Inc.	32,190	1,405,737
General Dynamics Corp.	467,465	33,503,217
Goodrich Corp.	9,903	401,270
L-3 Communications Holdings Inc.	130,996	10,260,917
Northrop Grumman Corp.	369,062	25,122,050
Raytheon Co.	268,241	12,878,250
United Technologies Corp.	99,496	6,303,072

		93,991,911
AGRICULTURE—1.98%
Altria Group Inc.	1,320,113	101,054,650
Archer-Daniels-Midland Co.	757,874	28,708,267
Loews Corp. - Carolina Group	107,941	5,978,852
Reynolds American Inc. (2)	198,823	12,321,061
UST Inc.	83,015	4,551,712

		152,614,542
AIRLINES—0.14%
AMR Corp. (1)	57,815	1,337,839
Southwest Airlines Co.	390,138	6,499,699
UAL Corp. (1)	119,269	3,168,977

		11,006,515
APPAREL—0.23%
Hanesbrands Inc. (1)	52,122	1,173,266
Jones Apparel Group Inc.	130,252	4,225,375
Liz Claiborne Inc.	121,040	4,782,290
VF Corp.	101,690	7,418,285

		17,599,216
AUTO MANUFACTURERS—0.54%
Ford Motor Co.	2,090,229	16,909,953
General Motors Corp. (2)	546,979	18,192,522
PACCAR Inc.	119,053	6,788,402

		41,890,877
AUTO PARTS & EQUIPMENT—0.22%
Autoliv Inc.	95,974	5,289,127
BorgWarner Inc.	61,340	3,506,808
Johnson Controls Inc.	97,452	6,991,206
TRW Automotive Holdings Corp. (1)	50,377	1,212,574

		16,999,715

BANKS—12.21%
AmSouth Bancorp	400,555	11,632,117
Associated Bancorp	153,069	4,974,742
BancorpSouth Inc.	91,778	2,547,757
Bank of America Corp.	5,283,787	283,052,470
Bank of Hawaii Corp.	20,578	991,036
Bank of New York Co. Inc. (The)	829,437	29,245,949
BB&T Corp.	632,868	27,706,961
BOK Financial Corp.	25,317	1,331,674
City National Corp.	48,219	3,233,566
Colonial BancGroup Inc. (The)	178,908	4,383,246
Comerica Inc.	188,124	10,708,018
Commerce Bancshares Inc.	77,347	3,911,438
Compass Bancshares Inc.	149,441	8,515,148
Cullen/Frost Bankers Inc.	37,601	2,174,090
East West Bancorp Inc.	5,536	219,281
Fifth Third Bancorp	552,997	21,058,126
First Citizens BancShares Inc. Class A	7,041	1,345,535
First Horizon National Corp.	142,644	5,421,898
Fulton Financial Corp.	200,784	3,250,693
Huntington Bancshares Inc.	283,783	6,790,927
KeyCorp	468,142	17,527,236
M&T Bank Corp.	88,182	10,578,313
Marshall & Ilsley Corp.	293,214	14,127,051
Mellon Financial Corp.	49,785	1,946,593
Mercantile Bankshares Corp.	142,669	5,174,605
National City Corp.	661,397	24,207,130
North Fork Bancorp Inc.	526,480	15,078,387
Northern Trust Corp.	13,888	811,476
PNC Financial Services Group	342,798	24,832,287
Popular Inc.	322,314	6,265,784
Regions Financial Corp.	528,271	19,435,090
Sky Financial Group Inc.	116,496	2,900,750
South Financial Group Inc. (The)	86,673	2,256,098
State Street Corp.	24,198	1,509,955
SunTrust Banks Inc.	421,103	32,542,840
Synovus Financial Corp.	174,335	5,120,219
TCF Financial Corp.	94,541	2,485,483
TD Banknorth Inc.	116,600	3,367,408
U.S. Bancorp	2,060,958	68,465,025
UnionBanCal Corp.	61,929	3,771,476
Valley National Bancorp	135,696	3,469,747
Wachovia Corp.	1,862,439	103,924,096
Webster Financial Corp.	61,024	2,874,841
Wells Fargo & Co.	3,303,015	119,503,083
Whitney Holding Corp.	76,000	2,718,520
Wilmington Trust Corp.	78,903	3,515,129
Zions Bancorporation	122,827	9,802,823

		940,706,117
BEVERAGES—0.93%
Anheuser-Busch Companies Inc.	322,242	15,309,717
Coca-Cola Co. (The)	797,585	35,636,098
Coca-Cola Enterprises Inc.	353,335	7,359,968
Constellation Brands Inc. (1)	188,924	5,437,233
Molson Coors Brewing Co. Class B	56,800	3,913,520
Pepsi Bottling Group Inc.	77,021	2,734,245
PepsiAmericas Inc.	72,177	1,540,257

		71,931,038

BIOTECHNOLOGY—0.20%
Biogen Idec Inc. (1)	201,461	9,001,277
Charles River Laboratories International Inc. (1)	55,516	2,409,950
Invitrogen Corp. (1)	39,355	2,495,501
Millennium Pharmaceuticals Inc. (1)	168,228	1,673,869

		15,580,597
BUILDING MATERIALS—0.11%
Lennox International Inc.	69,763	1,597,573
Masco Corp.	181,103	4,965,844
USG Corp. (1)	47,860	2,251,334

		8,814,751
CHEMICALS—1.77%
Air Products & Chemicals Inc.	229,273	15,216,849
Airgas Inc.	4,826	174,556
Albemarle Corp.	45,504	2,472,232
Ashland Inc.	73,753	4,703,966
Cabot Corp.	43,241	1,608,565
Celanese Corp. Class A	40,529	725,469
Chemtura Corp.	277,992	2,410,191
Cytec Industries Inc.	47,748	2,654,311
Dow Chemical Co. (The)	1,113,631	43,409,336
Du Pont (E.I.) de Nemours and Co.	212,127	9,087,521
Eastman Chemical Co.	95,018	5,132,872
FMC Corp.	45,327	2,904,101
Huntsman Corp. (1)	30,319	551,806
International Flavors & Fragrances Inc.	33,763	1,334,989
Lubrizol Corp.	79,127	3,618,478
Lyondell Chemical Co.	251,153	6,371,752
Mosaic Co. (The) (1)(2)	168,344	2,845,014
PPG Industries Inc.	167,350	11,225,838
Rohm & Haas Co.	158,779	7,518,186
RPM International Inc.	137,158	2,604,630
Sherwin-Williams Co. (The)	51,045	2,847,290
Sigma-Aldrich Corp.	44,131	3,339,393
Valspar Corp. (The)	117,652	3,129,543
Westlake Chemical Corp.	15,717	503,101

		136,389,989
COMMERCIAL SERVICES—0.44%
ADESA Inc.	103,966	2,402,654
Avis Budget Group Inc.	98,710	1,805,406
Convergys Corp. (1)	153,195	3,163,477
Corrections Corp. of America (1)	23,694	1,024,765
Donnelley (R.R.) & Sons Co.	250,081	8,242,670
Equifax Inc.	15,529	570,070
Hewitt Associates Inc. Class A (1)	55,699	1,351,258
Laureate Education Inc. (1)	7,930	379,530
Manpower Inc.	14,445	885,045
McKesson Corp.	106,294	5,603,820
Quanta Services Inc. (1)	68,778	1,159,597
Service Corp. International	342,144	3,195,625
ServiceMaster Co. (The)	234,677	2,630,729
United Rentals Inc. (1)	74,709	1,736,984

		34,151,630
COMPUTERS—1.54%
Affiliated Computer Services Inc. Class A (1)	76,142	3,948,724
Cadence Design Systems Inc. (1)	52,260	886,330
Ceridian Corp. (1)	16,734	374,172
Computer Sciences Corp. (1)	199,020	9,775,862
Diebold Inc.	15,493	674,410
Electronic Data Systems Corp.	263,387	6,458,249
EMC Corp. (1)	331,050	3,965,979

Hewlett-Packard Co.	1,278,561	46,910,403
International Business Machines Corp.	163,421	13,390,717
Lexmark International Inc. (1)	28,779	1,659,397
NCR Corp. (1)	166,555	6,575,591
Reynolds & Reynolds Co. (The) Class A	16,678	658,948
Sun Microsystems Inc. (1)	3,698,619	18,382,136
Synopsys Inc. (1)	151,397	2,985,549
Unisys Corp. (1)	396,744	2,245,571

		118,892,038
COSMETICS & PERSONAL CARE—2.52%
Alberto-Culver Co.	70,941	3,588,905
Colgate-Palmolive Co.	61,950	3,847,095
Procter & Gamble Co.	3,012,964	186,743,509

		194,179,509
DISTRIBUTION & WHOLESALE—0.20%
Genuine Parts Co.	199,832	8,618,754
Grainger (W.W.) Inc.	24,924	1,670,406
Ingram Micro Inc. Class A (1)	162,247	3,108,653
Tech Data Corp. (1)	64,277	2,348,039

		15,745,852
DIVERSIFIED FINANCIAL SERVICES—11.63%
AmeriCredit Corp. (1)(2)	114,740	2,867,353
Ameriprise Financial Inc.	248,857	11,671,393
Bear Stearns Companies Inc. (The)	139,682	19,569,448
Capital One Financial Corp.	292,353	22,996,487
CIT Group Inc.	230,943	11,230,758
Citigroup Inc.	5,755,879	285,894,510
Countrywide Financial Corp.	703,677	24,656,842
E*TRADE Financial Corp. (1)	37,550	898,196
Edwards (A.G.) Inc.	88,967	4,740,162
Federal Home Loan Mortgage Corp.	396,689	26,312,381
Federal National Mortgage Association	1,123,416	62,810,189
Goldman Sachs Group Inc. (The)	107,810	18,238,218
IndyMac Bancorp Inc.	59,429	2,446,098
Janus Capital Group Inc.	121,505	2,396,079
Jefferies Group Inc.	137,206	3,910,371
JP Morgan Chase & Co.	4,023,002	188,920,174
Legg Mason Inc.	64,952	6,551,059
Lehman Brothers Holdings Inc.	540,043	39,887,576
Merrill Lynch & Co. Inc.	873,703	68,341,049
Morgan Stanley	1,105,045	80,568,831
Nelnet Inc. Class A (1)	2,856	87,793
NYSE Group Inc. (1)(2)	88,874	6,643,331
Raymond James Financial Inc.	104,733	3,062,393
Student Loan Corp. (The)	4,698	902,862

		895,603,553
ELECTRIC—5.46%
Alliant Energy Corp.	135,970	4,858,208
Ameren Corp.	237,868	12,557,052
American Electric Power Co. Inc.	456,248	16,593,740
CenterPoint Energy Inc.	360,429	5,161,343
CMS Energy Corp. (1)	255,839	3,694,315
Consolidated Edison Inc.	284,707	13,153,463
Constellation Energy Group Inc.	180,842	10,705,846
Dominion Resources Inc.	402,475	30,785,313
DPL Inc.	108,911	2,953,666
DTE Energy Co.	206,273	8,562,392
Duke Energy Corp.	1,431,387	43,227,887
Dynegy Inc. Class A (1)	436,658	2,419,085

Edison International	377,370	15,713,687
Energy East Corp.	170,820	4,051,850
Entergy Corp.	240,848	18,841,539
Exelon Corp.	119,150	7,213,341
FirstEnergy Corp.	381,997	21,338,352
FPL Group Inc.	468,196	21,068,820
Great Plains Energy Inc.	91,950	2,852,289
Hawaiian Electric Industries Inc. (2)	93,867	2,540,041
MDU Resources Group Inc.	208,293	4,653,266
Mirant Corp. (1)	348,037	9,504,890
Northeast Utilities	177,733	4,135,847
NRG Energy Inc. (1)	111,160	5,035,548
NSTAR	123,633	4,124,397
OGE Energy Corp.	105,039	3,792,958
Pepco Holdings Inc.	220,385	5,326,705
PG&E Corp.	402,100	16,747,465
Pinnacle West Capital Corp.	114,847	5,173,857
PPL Corp.	440,739	14,500,313
Progress Energy Inc.	293,046	13,298,427
Public Service Enterprise Group Inc.	291,247	17,821,404
Puget Energy Inc.	134,212	3,050,639
Reliant Energy Inc. (1)	354,842	4,368,105
SCANA Corp.	133,664	5,382,649
Sierra Pacific Resources Corp. (1)	253,494	3,635,104
Southern Co. (The)	859,345	29,613,029
TECO Energy Inc.	241,557	3,780,367
Wisconsin Energy Corp.	135,397	5,841,027
WPS Resources Corp.	49,793	2,471,227
Xcel Energy Inc.	469,227	9,689,538

		420,238,991
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
American Power Conversion Corp.	120,947	2,655,996
Emerson Electric Co.	29,504	2,474,205
Energizer Holdings Inc. (1)	13,240	953,148
Hubbell Inc. Class B	50,445	2,416,315

		8,499,664
ELECTRONICS—0.33%
Applera Corp. - Applied Biosystems Group	41,775	1,383,170
Arrow Electronics Inc. (1)	121,345	3,328,493
Avnet Inc. (1)	79,794	1,565,558
AVX Corp.	32,163	568,963
Fisher Scientific International Inc. (1)	58,869	4,605,911
Gentex Corp.	16,798	238,700
PerkinElmer Inc.	70,540	1,335,322
Sanmina-SCI Corp. (1)	369,787	1,383,003
Solectron Corp. (1)	562,446	1,833,574
Symbol Technologies Inc.	58,114	863,574
Tektronix Inc.	27,711	801,679
Thermo Electron Corp. (1)	132,687	5,218,580
Vishay Intertechnology Inc. (1)	153,903	2,160,798

		25,287,325
ENGINEERING & CONSTRUCTION—0.06%
Shaw Group Inc. (The) (1)	92,768	2,193,036
URS Corp. (1)	55,882	2,173,251

		4,366,287
ENTERTAINMENT—0.05%
DreamWorks Animation SKG Inc. Class A (1)	17,435	434,306
International Speedway Corp. Class A	40,690	2,027,990
Warner Music Group Corp.	49,383	1,281,489

		3,743,785

ENVIRONMENTAL CONTROL—0.08%
Allied Waste Industries Inc. (1)(2)	272,501	3,071,086
Republic Services Inc.	7,732	310,904
Waste Management Inc.	69,443	2,547,169

		5,929,159
FOOD—1.73%
Campbell Soup Co.	117,054	4,272,471
ConAgra Foods Inc.	601,578	14,726,629
Corn Products International Inc.	85,810	2,792,257
Dean Foods Co. (1)	157,462	6,616,553
Del Monte Foods Co.	230,915	2,413,062
General Mills Inc.	365,642	20,695,337
Heinz (H.J.) Co.	167,459	7,021,556
Hershey Co. (The)	24,618	1,315,832
Hormel Foods Corp.	85,422	3,073,484
Kellogg Co.	74,598	3,694,093
Kraft Foods Inc.	244,132	8,705,747
Kroger Co.	732,526	16,950,652
McCormick & Co. Inc. NVS	32,301	1,226,792
Safeway Inc.	521,326	15,822,244
Sara Lee Corp.	416,857	6,698,892
Smithfield Foods Inc. (1)(2)	114,287	3,088,035
Smucker (J.M.) Co. (The)	67,413	3,232,453
SUPERVALU Inc.	236,813	7,021,505
Tyson Foods Inc. Class A	257,131	4,083,240

		133,450,834
FOREST PRODUCTS & PAPER—0.83%
International Paper Co.	570,926	19,771,167
Louisiana-Pacific Corp.	122,763	2,304,262
MeadWestvaco Corp.	209,577	5,555,886
Plum Creek Timber Co. Inc.	213,311	7,261,106
Rayonier Inc.	80,454	3,041,161
Smurfit-Stone Container Corp. (1)	294,357	3,296,798
Temple-Inland Inc.	127,840	5,126,384
Weyerhaeuser Co.	285,180	17,547,125

		63,903,889
GAS—0.63%
AGL Resources Inc.	90,142	3,290,183
Atmos Energy Corp.	93,899	2,680,816
Energen Corp.	84,940	3,556,438
KeySpan Corp.	202,989	8,350,967
NiSource Inc.	315,421	6,857,253
Sempra Energy	300,096	15,079,824
Southern Union Co.	115,291	3,044,835
UGI Corp.	121,854	2,979,330
Vectren Corp.	88,125	2,366,156

		48,205,802
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	7,219	572,828
Kennametal Inc.	45,822	2,595,816
Snap-On Inc.	58,671	2,613,793
Stanley Works (The)	28,180	1,404,773

		7,187,210
HEALTH CARE - PRODUCTS—0.42%
Bausch & Lomb Inc.	51,931	2,603,301
Beckman Coulter Inc.	5,925	341,043

Cooper Companies Inc.	25,685	1,374,147
Hillenbrand Industries Inc.	41,002	2,336,294
Johnson & Johnson	390,932	25,387,124

		32,041,909
HEALTH CARE - SERVICES—0.77%
Aetna Inc.	329,709	13,039,991
Community Health Systems Inc. (1)	44,310	1,654,978
Health Management Associates Inc. Class A	207,045	4,327,240
Health Net Inc. (1)	10,479	456,046
LifePoint Hospitals Inc. (1)	43,105	1,522,469
Tenet Healthcare Corp. (1)	173,732	1,414,178
Triad Hospitals Inc. (1)	84,597	3,724,806
Universal Health Services Inc. Class B	40,649	2,436,095
WellPoint Inc. (1)	398,620	30,713,671

		59,289,474
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	188,952	4,944,874

		4,944,874
HOME BUILDERS—0.34%
Beazer Homes USA Inc.	23,264	908,227
Centex Corp.	76,491	4,024,956
Horton (D.R.) Inc.	167,158	4,003,434
KB Home	45,088	1,974,854
Lennar Corp. Class A	94,190	4,262,097
M.D.C. Holdings Inc.	22,246	1,033,327
Pulte Homes Inc.	124,088	3,953,444
Ryland Group Inc.	33,698	1,456,091
Standard-Pacific Corp.	47,596	1,118,506
Toll Brothers Inc. (1)	120,757	3,390,857

		26,125,793
HOME FURNISHINGS—0.09%
Whirlpool Corp.	84,363	7,095,772

		7,095,772
HOUSEHOLD PRODUCTS & WARES—0.46%
Clorox Co. (The)	174,782	11,011,266
Fortune Brands Inc.	111,530	8,377,018
Jarden Corp. (1)	28,236	930,941
Kimberly-Clark Corp.	223,659	14,618,352
Scotts Miracle-Gro Co. (The) Class A	13,552	602,928

		35,540,505
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	123,333	3,492,791

		3,492,791
INSURANCE—8.19%
Alleghany Corp. (1)	5,652	1,633,484
Allstate Corp. (The)	735,737	46,152,782
Ambac Financial Group Inc.	111,924	9,261,711
American Financial Group Inc.	65,810	3,088,463
American International Group Inc.	2,216,261	146,849,454
American National Insurance Co.	16,362	1,896,356
AmerUs Group Co.	44,877	3,052,085
Aon Corp.	369,138	12,502,704
Assurant Inc.	149,339	7,976,196
Berkley (W.R.) Corp.	85,900	3,040,001
Chubb Corp.	480,515	24,967,559
CIGNA Corp.	128,478	14,944,561

Cincinnati Financial Corp.	180,733	8,686,028
CNA Financial Corp. (1)	23,613	850,540
Conseco Inc. (1)	175,324	3,680,051
Erie Indemnity Co. Class A	60,663	3,176,921
Fidelity National Financial Inc.	202,238	8,423,213
Fidelity National Title Group Inc. Class A (2)	36,088	756,404
First American Corp.	99,213	4,200,678
Gallagher (Arthur J.) & Co.	77,979	2,079,700
Genworth Financial Inc. Class A	528,152	18,490,602
Hanover Insurance Group Inc. (The)	37,544	1,675,589
Hartford Financial Services Group Inc. (The)	351,008	30,449,944
HCC Insurance Holdings Inc.	58,818	1,933,936
Lincoln National Corp.	325,646	20,216,104
Loews Corp.	513,401	19,457,898
Markel Corp. (1)	9,162	3,762,467
Marsh & McLennan Companies Inc.	636,349	17,913,224
MBIA Inc.	155,900	9,578,496
Mercury General Corp.	30,584	1,517,272
MetLife Inc.	535,909	30,375,322
MGIC Investment Corp.	101,225	6,070,463
Nationwide Financial Services Inc.	56,522	2,718,708
Old Republic International Corp.	266,090	5,893,894
Philadelphia Consolidated Holding Corp. (1)	11,242	447,207
PMI Group Inc. (The)	103,488	4,533,809
Principal Financial Group Inc.	299,307	16,246,384
Progressive Corp. (The)	661,613	16,235,983
Protective Life Corp.	80,848	3,698,796
Prudential Financial Inc.	488,294	37,232,417
Radian Group Inc.	95,416	5,724,960
Reinsurance Group of America Inc.	33,663	1,748,120
SAFECO Corp.	137,947	8,129,217
St. Paul Travelers Companies Inc.	806,264	37,805,719
StanCorp Financial Group Inc.	63,363	2,827,891
Torchmark Corp.	116,106	7,327,450
Transatlantic Holdings Inc.	19,829	1,197,870
Unitrin Inc.	54,808	2,420,869
UnumProvident Corp.	395,611	7,670,897
Wesco Financial Corp.	1,679	733,723

		631,254,122
INTERNET—0.33%
Expedia Inc. (1)	229,523	3,598,921
IAC/InterActiveCorp (1)	124,699	3,586,343
Liberty Media Holding Corp.—Liberty Interactive Group Series A (1)	190,274	3,877,784
McAfee Inc. (1)	13,859	338,991
Symantec Corp. (1)	649,801	13,827,765
VeriSign Inc. (1)	17,630	356,126

		25,585,930
INVESTMENT COMPANIES—0.15%
Allied Capital Corp. (2)	162,022	4,894,685
American Capital Strategies Ltd.	164,009	6,473,435

		11,368,120
IRON & STEEL—0.41%
Carpenter Technology Corp.	1,921	206,527
Nucor Corp.	360,911	17,861,485
Reliance Steel & Aluminum Co.	76,038	2,443,861
Steel Dynamics Inc.	56,278	2,839,225
United States Steel Corp.	142,219	8,203,192

		31,554,290

LEISURE TIME—0.08%
Brunswick Corp.	88,764	2,768,549
Sabre Holdings Corp.	153,625	3,593,289

		6,361,838
LODGING—0.15%
Harrah’s Entertainment Inc.	56,000	3,720,080
Starwood Hotels & Resorts Worldwide Inc.	41,974	2,400,493
Wyndham Worldwide Corp. (1)	199,578	5,582,197

		11,702,770
MACHINERY—0.42%
AGCO Corp. (1)	97,663	2,475,757
Cummins Inc.	9,898	1,180,139
Deere & Co.	271,664	22,795,326
Flowserve Corp. (1)	55,572	2,811,387
Terex Corp. (1)	61,105	2,763,168

		32,025,777
MANUFACTURING—3.76%
Brink’s Co. (The)	12,469	661,605
Carlisle Companies Inc.	5,251	441,609
Crane Co.	61,385	2,565,893
Dover Corp.	24,681	1,170,867
Eastman Kodak Co.	332,422	7,446,253
Eaton Corp.	173,994	11,979,487
General Electric Co.	6,188,423	218,451,332
Honeywell International Inc.	524,512	21,452,541
ITT Industries Inc.	70,999	3,640,119
Leggett & Platt Inc.	94,622	2,368,389
Pall Corp.	118,771	3,659,335
Parker Hannifin Corp.	79,808	6,203,476
Pentair Inc.	73,162	1,916,113
SPX Corp.	69,176	3,696,765
Teleflex Inc.	46,509	2,587,761
Textron Inc.	9,941	869,837
Trinity Industries Inc.	5,377	172,978

		289,284,360
MEDIA—3.77%
Cablevision Systems Corp.	124,470	2,826,714
CBS Corp. Class B	779,245	21,951,332
Clear Channel Communications Inc.	582,903	16,816,752
Comcast Corp. Class A (1)	1,116,635	41,148,000
CTC Media Inc. (1)	11,109	247,731
Discovery Holding Co. Class A (1)	232,741	3,365,435
Gannett Co. Inc.	275,454	15,654,051
Hearst-Argyle Television Inc.	30,694	704,427
Liberty Global Inc. Class A (1)	339,525	8,739,374
Liberty Media Holding Corp. – Liberty Capital Group Series A (1)	162,702	13,597,006
McClatchy Co. (The) Class A	58,444	2,465,752
New York Times Co. Class A	152,941	3,514,584
News Corp. Class A	858,716	16,873,769
Time Warner Inc.	4,296,708	78,328,987
Tribune Co.	211,174	6,909,613
Univision Communications Inc. Class A (1)	78,650	2,700,841
Walt Disney Co. (The)	1,629,115	50,355,945
Washington Post Co. (The) Class B	5,177	3,815,449

		290,015,762

METAL FABRICATE & HARDWARE—0.07%
Commercial Metals Co.	139,197	2,829,875
Timken Co. (The)	89,918	2,677,758

		5,507,633
MINING—0.57%
Alcoa Inc.	607,694	17,039,740
Freeport-McMoRan Copper & Gold Inc.	100,792	5,368,182
Newmont Mining Corp.	26,135	1,117,271
Phelps Dodge Corp.	236,051	19,993,520

		43,518,713
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	106,083	4,706,903
Xerox Corp. (1)	1,063,597	16,549,569

		21,256,472
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	19,931	312,717

		312,717
OIL & GAS—13.09%
Anadarko Petroleum Corp.	531,038	23,275,396
Apache Corp.	382,579	24,178,993
Cabot Oil & Gas Corp.	56,916	2,727,984
Chesapeake Energy Corp.	432,372	12,530,141
Chevron Corp.	2,566,427	166,458,455
Cimarex Energy Co.	95,607	3,364,410
ConocoPhillips	1,911,245	113,776,415
Devon Energy Corp.	509,515	32,175,872
EOG Resources Inc.	154,420	10,045,021
Exxon Mobil Corp.	6,605,955	443,259,581
Forest Oil Corp. (1)	63,555	2,007,702
Frontier Oil Corp.	60,468	1,607,239
Hess Corp.	280,312	11,610,523
Marathon Oil Corp.	419,713	32,275,930
Murphy Oil Corp.	216,222	10,281,356
Newfield Exploration Co. (1)	149,385	5,757,298
Noble Energy Inc.	205,495	9,368,517
Occidental Petroleum Corp.	991,840	47,717,422
Pioneer Natural Resources Co.	149,558	5,850,709
Pogo Producing Co.	67,550	2,766,173
Pride International Inc. (1)	34,917	957,424
Rowan Companies Inc.	8,709	275,466
Sunoco Inc.	76,740	4,772,461
Tesoro Corp.	79,299	4,597,756
Valero Energy Corp.	712,711	36,683,235

		1,008,321,479
OIL & GAS SERVICES—0.06%
National Oilwell Varco Inc. (1)	13,431	786,385
SEACOR Holdings Inc. (1)	26,137	2,156,303
Tidewater Inc.	29,383	1,298,435

		4,241,123
PACKAGING & CONTAINERS—0.14%
Bemis Co. Inc.	121,275	3,985,097
Sealed Air Corp.	55,554	3,006,582
Sonoco Products Co.	114,605	3,855,312

		10,846,991
PHARMACEUTICALS—5.70%
Abbott Laboratories	351,772	17,082,048
AmerisourceBergen Corp.	195,802	8,850,250
Bristol-Myers Squibb Co.	1,234,177	30,755,691

Caremark Rx Inc.	39,933	2,263,003
King Pharmaceuticals Inc. (1)	280,191	4,771,653
Kos Pharmaceuticals Inc. (1)	2,099	103,733
Lilly (Eli) & Co.	277,870	15,838,590
Medco Health Solutions Inc. (1)	134,754	8,100,063
Merck & Co. Inc.	1,756,358	73,591,400
Omnicare Inc.	72,283	3,114,674
Pfizer Inc.	8,483,960	240,605,106
Watson Pharmaceuticals Inc. (1)	118,015	3,088,453
Wyeth	606,326	30,825,614

		438,990,278
PIPELINES—0.19%
El Paso Corp.	52,546	716,727
Equitable Resources Inc.	18,367	642,478
National Fuel Gas Co.	97,125	3,530,494
ONEOK Inc.	135,826	5,132,865
Questar Corp.	11,363	929,153
Williams Companies Inc.	165,154	3,942,226

		14,893,943
REAL ESTATE—0.07%
Realogy Corp. (1)	249,482	5,658,252

		5,658,252
REAL ESTATE INVESTMENT TRUSTS—3.28%
AMB Property Corp.	101,870	5,614,056
Annaly Capital Management Inc.	228,140	2,997,760
Apartment Investment & Management Co. Class A	112,482	6,120,146
Archstone-Smith Trust	247,579	13,478,201
AvalonBay Communities Inc.	86,266	10,386,426
Boston Properties Inc.	132,228	13,664,442
Brandywine Realty Trust	105,167	3,423,186
BRE Properties Inc. Class A	59,436	3,550,112
Camden Property Trust	65,259	4,960,337
CapitalSource Inc.	37,841	977,055
CBL & Associates Properties Inc.	74,371	3,116,889
Colonial Properties Trust	52,884	2,528,384
Developers Diversified Realty Corp.	73,272	4,085,647
Duke Realty Corp.	156,081	5,829,625
Equity Office Properties Trust	424,060	16,860,626
Equity Residential	337,323	17,061,797
Essex Property Trust Inc.	14,481	1,757,993
Federal Realty Investment Trust	29,464	2,189,175
General Growth Properties Inc.	96,064	4,577,450
Health Care Property Investors Inc.	158,517	4,921,953
Health Care REIT Inc.	71,880	2,875,919
Hospitality Properties Trust	83,258	3,929,778
Host Hotels & Resorts Inc.	599,464	13,745,710
HRPT Properties Trust	242,704	2,900,313
iStar Financial Inc.	131,179	5,470,164
Kimco Realty Corp.	244,926	10,499,978
Liberty Property Trust	103,307	4,937,042
Mack-Cali Realty Corp.	72,084	3,733,951
New Century Financial Corp.	52,754	2,073,760
New Plan Excel Realty Trust Inc.	121,006	3,273,212
Pan Pacific Retail Properties Inc.	37,474	2,601,445
ProLogis	283,739	16,190,147
Public Storage Inc.	52,899	4,548,785
Reckson Associates Realty Corp.	96,250	4,119,500
Regency Centers Corp.	79,439	5,462,226
Simon Property Group Inc.	113,763	10,309,203
Taubman Centers Inc.	28,187	1,252,067

Thornburg Mortgage Inc.	129,505	3,298,492
Trizec Properties Inc.	113,695	3,286,922
Ventas Inc.	48,387	1,864,835
Vornado Realty Trust	141,516	15,425,244
Weingarten Realty Investors	69,959	3,009,636

		252,909,589
RETAIL—2.10%
AnnTaylor Stores Corp. (1)	6,260	262,044
AutoNation Inc. (1)	182,026	3,804,343
Barnes & Noble Inc.	46,291	1,756,281
BJ’s Wholesale Club Inc. (1)	78,132	2,279,892
Circuit City Stores Inc.	18,078	453,939
Costco Wholesale Corp.	176,018	8,744,574
CVS Corp.	89,954	2,889,322
Dillard’s Inc. Class A	72,337	2,367,590
Dollar General Corp.	24,416	332,790
Dollar Tree Stores Inc. (1)	109,186	3,380,399
Family Dollar Stores Inc.	83,609	2,444,727
Federated Department Stores Inc.	585,281	25,289,992
Foot Locker Inc.	159,669	4,031,642
Gap Inc. (The)	285,663	5,413,314
Home Depot Inc.	186,248	6,755,215
McDonald’s Corp.	1,442,884	56,445,622
OfficeMax Inc.	82,226	3,349,887
OSI Restaurant Partners Inc.	35,697	1,131,952
RadioShack Corp.	36,840	711,012
Rite Aid Corp. (1)	611,780	2,777,481
Saks Inc.	157,449	2,720,719
Sears Holdings Corp. (1)	98,785	15,616,921
Tiffany & Co.	65,392	2,171,014
United Auto Group Inc.	56,207	1,315,244
Wendy’s International Inc.	79,915	5,354,305

		161,800,221
SAVINGS & LOANS—1.11%
Astoria Financial Corp.	105,665	3,256,595
Capitol Federal Financial	25,508	907,064
Golden West Financial Corp.	136,976	10,581,396
Hudson City Bancorp Inc.	336,841	4,463,143
New York Community Bancorp Inc. (2)	341,236	5,589,446
Sovereign Bancorp Inc.	453,842	9,762,141
Washington Federal Inc.	100,806	2,262,087
Washington Mutual Inc.	1,112,508	48,360,723

		85,182,595
SEMICONDUCTORS—0.46%
Atmel Corp. (1)	496,052	2,996,154
Cree Inc. (1)	13,442	270,319
Cypress Semiconductor Corp. (1)	17,370	308,665
Fairchild Semiconductor International Inc. Class A (1)	68,328	1,277,734
Freescale Semiconductor Inc. Class B (1)	253,796	9,646,786
Integrated Device Technology Inc. (1)	129,264	2,075,980
International Rectifier Corp. (1)	37,328	1,300,508
Intersil Corp. Class A	92,427	2,269,083
KLA-Tencor Corp.	48,532	2,158,218
LSI Logic Corp. (1)	128,455	1,055,900
Micron Technology Inc. (1)	456,731	7,947,119
Novellus Systems Inc. (1)	88,814	2,456,595
Rambus Inc. (1)	10,540	183,818
Spansion Inc. Class A (1)(2)	41,868	697,940
Teradyne Inc. (1)	52,457	690,334

		35,335,153

SOFTWARE—0.28%
CA Inc.	445,026	10,542,666
Compuware Corp. (1)	442,922	3,450,362
Fair Isaac Corp.	14,576	533,044
Fidelity National Information Services Inc.	85,769	3,173,453
IMS Health Inc.	65,863	1,754,590
Novell Inc. (1)	392,090	2,399,591

		21,853,706
TELECOMMUNICATIONS—6.81%
ADC Telecommunications Inc. (1)	15,386	230,788
Alltel Corp.	450,628	25,009,854
AT&T Inc.	4,501,692	146,575,092
Avaya Inc. (1)	492,883	5,638,582
BellSouth Corp.	2,094,391	89,535,215
CenturyTel Inc.	134,550	5,337,599
Ciena Corp. (1)	74,611	2,033,150
Citizens Communications Co.	221,406	3,108,540
Comverse Technology Inc. (1)	45,827	982,531
Crown Castle International Corp. (1)	25,862	911,377
Embarq Corp.	172,358	8,336,957
Juniper Networks Inc. (1)	302,736	5,231,278
Leap Wireless International Inc. (1)	31,089	1,507,506
Lucent Technologies Inc. (1)	2,396,657	5,608,177
Motorola Inc.	612,234	15,305,850
NTL Inc.	337,361	8,579,090
Qwest Communications International Inc. (1)	1,830,569	15,962,562
Sprint Nextel Corp.	2,557,649	43,863,680
Telephone & Data Systems Inc.	58,240	2,451,904
Tellabs Inc. (1)	518,480	5,682,541
United States Cellular Corp. (1)	7,629	455,451
Verizon Communications Inc.	3,377,760	125,416,229
Windstream Corp.	514,442	6,785,490

		524,549,443
TEXTILES—0.05%
Mohawk Industries Inc. (1)	54,269	4,040,327

		4,040,327
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	199,302	4,534,121
Mattel Inc.	450,785	8,880,465

		13,414,586
TRANSPORTATION—0.63%
Alexander & Baldwin Inc.	51,270	2,274,850
CSX Corp.	262,620	8,621,815
Kansas City Southern Industries Inc. (1)	55,609	1,518,682
Laidlaw International Inc.	95,345	2,605,779
Norfolk Southern Corp.	210,939	9,291,863
Overseas Shipholding Group Inc.	34,472	2,129,335
Ryder System Inc.	70,606	3,648,918
Swift Transportation Co. Inc. (1)	33,322	790,398
Union Pacific Corp.	169,471	14,913,448
YRC Worldwide Inc. (1)	66,417	2,460,086

		48,255,174
TRUCKING & LEASING—0.01%
GATX Corp.	24,598	1,017,619

		1,017,619

WATER—0.02%
Aqua America Inc.	59,808	1,312,188

		1,312,188

TOTAL COMMON STOCKS (Cost: $6,916,323,128)		7,690,952,277

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.95%
CERTIFICATES OF DEPOSIT (3)—0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 – 08/21/07	$169,546	169,546
Societe Generale
5.33%, 12/08/06	242,208	242,208
Washington Mutual Bank
5.36%, 11/13/06	605,519	605,519
Wells Fargo Bank N.A.
4.78%, 12/05/06	193,766	193,766

		1,211,039
COMMERCIAL PAPER (3)—0.05%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 – 02/13/07 (4)	131,223	129,815
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	60,552	60,276
Atlantis One Funding
5.30%, 11/14/06 (4)	332,328	330,225
Beta Finance Inc.
5.27%, 01/25/07 (4)	48,442	47,627
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	76,465	75,646
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	122,780	122,003
CC USA Inc.
5.03%, 10/24/06 (4)	48,442	48,293
Charta LLC
5.27% - 5.30%, 11/06/06 – 12/14/06 (4)	278,539	276,903
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 – 01/11/07 (4)	145,325	144,166
Curzon Funding LLC
5.29%, 11/17/06 (4)	242,208	240,571
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	178,681	176,868
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	242,208	240,960
Five Finance Inc.
5.19%, 12/01/06 (4)	108,993	108,051
Galleon Capital Corp.
5.27%, 12/18/06 (4)	33,865	33,484
General Electric Capital Services Inc.
5.22%, 12/11/06	24,221	23,975
Giro Funding US Corp.
5.34%, 10/10/06 (4)	121,104	120,960
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 – 11/16/06 (4)	116,260	115,815
HBOS Treasury Services PLC
5.27%, 12/15/06	48,442	47,917

KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	484,415	483,131
Landale Funding LLC
5.31%, 11/15/06 (4)	188,922	187,697
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	132,299	131,460
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	156,224	155,214
Nationwide Building Society
5.27%, 12/15/06	84,773	83,854
Nestle Capital Corp.
5.19%, 08/09/07	145,325	138,809
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	129,048	126,981
Sydney Capital Corp.
5.27%, 12/08/06 (4)	5,777	5,720
Tulip Funding Corp.
5.29%, 11/15/06 (4)	127,745	126,919
White Pine Finance LLC
5.12%, 10/27/06 (4)	45,777	45,614

		3,828,954
MEDIUM-TERM NOTES (3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	60,552	60,552
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	181,656	181,656
K2 USA LLC
5.39%, 06/04/07 (4)	181,656	181,656
Marshall & Ilsley Bank
5.18%, 12/15/06	242,208	242,377
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	283,383	283,383
US Bank N.A.
2.85%, 11/15/06	48,442	48,334

		997,958
MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	45,241,991	45,241,991

		45,241,991
REPURCHASE AGREEMENTS (3)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $484,634 (collateralized by non-U.S. Government debt securities, value $499,217, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$484,415	484,415
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $363,474 (collateralized by non-U.S. Government debt securities, value $399,860, 0.31% to 5.25%, 6/1/35 to 8/25/36).	363,312	363,312
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $363,477 (collateralized by non-U.S. Government debt securities, value $399,860, 0.31% to 5.25%, 6/1/35 to 8/25/36).	363,312	363,312

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $24,232 (collateralized by non-U.S. Government debt securities, value $24,961, 5.75%, 3/15/16).	24,221	24,221
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $848,111 (collateralized by non-U.S. Government debt securities, value $890,594, 5.87%, 6/25/36).	847,727	847,727
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $266,550 (collateralized by non-U.S. Government debt securities, value $296,098, 0.00% to 10.00%, 5/27/33 to 9/29/36).	266,428	266,428
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $145,392 (collateralized by non-U.S. Government debt securities, value $159,438, 0.00% to 10.00%, 5/27/33 to 9/29/36).	145,325	145,325
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $484,634 (collateralized by non-U.S. Government debt securities, value $508,911, 0.00% to 9.00%, 5/1/17 to 2/25/46).	484,415	484,415
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $363,476 (collateralized by non-U.S. Government debt securities, value $501,641, 0.00% to 8.33%, 10/27/06 to 3/25/37).	363,312	363,312
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $290,783 (collateralized by non-U.S. Government debt securities, value $305,346, 0.00% to 10.00%, 10/1/06 to 9/30/36).	290,649	290,649
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $60,580 (collateralized by non-U.S. Government debt securities, value $63,622, 6.50% to 7.63%, 2/1/07 to 6/1/16).	60,552	60,552
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $484,634 (collateralized by non-U.S. Government debt securities, value $508,922, 0.79% to 9.08%, 8/5/18 to 12/20/54).	484,415	484,415
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $484,634 (collateralized by non-U.S. Government debt securities, value $499,224, 4.85% to 8.60%, 5/1/09 to 12/1/25).	484,415	484,415
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $242,318 (collateralized by non-U.S. Government debt securities, value $264,663, 4.69% to 6.41%, 12/17/19 to 6/25/45).	242,208	242,208
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $327,131 (collateralized by non-U.S. Government debt securities, value $344,266, 0.00% to 10.00%, 10/1/06 to 9/30/36).	326,980	326,980

Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $176,036 (collateralized by non-U.S. Government debt securities, value $183,592, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	169,545	169,545
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $630,026 (collateralized by non-U.S. Government debt securities, value $661,584, 0.06% to 7.95%, 8/15/13 to 7/15/45).	629,740	629,740

		6,030,971
TIME DEPOSITS (3)—0.00%
Societe Generale
5.25%, 10/02/06	43,527	43,527

		43,527
VARIABLE & FLOATING RATE NOTES (3)—0.21%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	620,051	620,128
American Express Bank
5.29%, 02/28/07	242,208	242,207
American Express Centurion Bank
5.42%, 07/19/07	266,428	266,673
American Express Credit Corp.
5.43%, 07/05/07	72,662	72,699
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	46,019	46,019
ASIF Global Financing
5.51%, 05/03/07 (4)	24,221	24,229
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	157,435	157,435
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	351,201	351,214
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	617,630	617,657
BMW US Capital LLC
5.33%, 10/15/07 (4)	242,208	242,208
BNP Paribas
5.36%, 05/18/07 (4)	448,084	448,084
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	176,812	176,812
CC USA Inc.
5.48%, 07/30/07 (4)	121,104	121,118
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	60,552	60,552
Credit Agricole SA
5.48%, 07/23/07	242,208	242,208
Credit Suisse First Boston NY
5.51%, 04/24/07	121,104	121,108
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	60,552	60,552
DEPFA Bank PLC
5.43%, 09/14/07	242,208	242,208
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	278,539	278,555
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	242,208	242,208
Fifth Third Bancorp
5.31%, 09/21/07 (4)	484,415	484,415

Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	242,208	242,192
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	254,318	254,372
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	847,727	847,727
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	193,766	193,792
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	363,312	363,363
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	242,208	242,208
Holmes Financing PLC
5.30%, 07/16/07 (4)	423,863	423,863
JP Morgan Chase & Co.
5.30%, 08/02/07	181,656	181,656
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	181,656	181,649
Kestrel Funding LLC
5.31%, 07/11/07 (4)	96,883	96,875
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	145,325	145,325
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	252,598	252,597
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	302,760	302,708
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	266,428	266,412
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	106,723	106,723
Marshall & Ilsley Bank
5.31%, 10/15/07	133,214	133,214
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	363,312	363,312
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	24,221	24,221
Monumental Global Funding II
5.38%, 12/27/06 (4)	48,442	48,445
Mound Financing PLC
5.30%, 05/08/07 (4)	227,675	227,675
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	726,623	726,613
National City Bank of Indiana
5.37%, 05/21/07	121,104	121,110
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	799,285	799,455
Newcastle Ltd.
5.35%, 04/24/07 (4)	85,378	85,364
Northern Rock PLC
5.37%, 08/03/07 (4)	290,649	290,655
Northlake CDO I
5.46%, 09/06/07 (4)	72,662	72,662
Principal Life Global Funding I
5.83%, 02/08/07	108,993	109,173
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	351,201	351,194
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	242,208	242,208
Strips III LLC
5.38%, 07/24/07 (4)	57,236	57,236
SunTrust Bank
5.30%, 05/01/07	242,208	242,216
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	590,987	590,940

Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	339,091	339,091
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	337,312	337,312
Wachovia Bank N.A.
5.43%, 05/22/07	484,415	484,415
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	181,656	181,752
Wells Fargo & Co.
5.34%, 09/14/07 (4)	121,104	121,111
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	181,656	181,655
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	726,623	726,489
Wind Master Trust
5.32%, 07/25/07 (4)	96,883	96,883

		16,174,152

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,528,592)		73,528,592

TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $6,989,851,720)		7,764,480,869
SHORT POSITIONS (8)— (0.04)%
COMMON STOCKS - (0.04)%
Tim Hortons Inc.	(108,226)	(2,846,344)

		(2,846,344)

TOTAL SHORT POSITIONS (Proceeds:$2,837,632)		(2,846,344)
Other Assets, Less Liabilities - (0.74)%		(57,521,521)

NET ASSETS — 100.00%		$7,704,113,004

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.33%
ADVO Inc.	217,623	$6,089,092
Catalina Marketing Corp.	316,997	8,717,417
Gaiam Inc. (1)	111,376	1,437,864
inVentiv Health Inc. (1)	200,173	6,411,541
Marchex Inc. Class B (1)(2)	157,560	2,416,970
SITEL Corp. (1)	402,606	1,211,844
ValueVision Media Inc. Class A (1)	208,667	2,418,451

		28,703,179
AEROSPACE & DEFENSE—1.10%
AAR Corp. (1)	250,269	5,966,413
Argon ST Inc. (1)	87,244	2,091,239
BE Aerospace Inc. (1)	531,779	11,215,218
Curtiss-Wright Corp.	300,860	9,131,101
EDO Corp.	113,558	2,598,207
Esterline Technologies Corp. (1)	174,219	5,881,633
GenCorp Inc. (1)	378,901	4,865,089
HEICO Corp.	141,227	4,844,086
Herley Industries Inc. (1)	100,192	1,240,377
Innovative Solutions & Support Inc. (1)	82,627	1,200,570
K&F Industries Holdings Inc. (1)	128,489	2,413,023
Kaman Corp.	164,277	2,958,629
Moog Inc. Class A (1)	252,392	8,747,907
MTC Technologies Inc. (1)	69,610	1,673,424
Orbital Sciences Corp. (1)	409,802	7,691,984
Sequa Corp. Class A (1)	46,117	4,328,542
Teledyne Technologies Inc. (1)	235,154	9,312,098
TransDigm Group Inc. (1)	76,308	1,863,441
Triumph Group Inc.	109,291	4,628,474
United Industrial Corp.	64,860	3,470,010

		96,121,465
AGRICULTURE—0.37%
Alico Inc.	26,098	1,526,994
Alliance One International Inc. (1)	649,672	2,663,655
Andersons Inc.	97,001	3,312,584
Delta & Pine Land Co.	244,307	9,894,433
Maui Land & Pineapple Co. Inc. (1)	24,105	715,195
Tejon Ranch Co. (1)	74,533	3,162,435
Universal Corp.	176,630	6,452,294
Vector Group Ltd. (2)	270,672	4,390,304

		32,117,894
AIRLINES—0.55%
AirTran Holdings Inc. (1)	623,369	6,183,820
Alaska Air Group Inc. (1)	272,105	10,350,874
ExpressJet Holdings Inc. (1)	337,813	2,232,944
Frontier Airlines Holdings Inc. (1)(2)	248,493	2,050,067

JetBlue Airways Corp. (1) (2)	1,192,850	11,057,719
Mesa Air Group Inc. (1)	249,429	1,935,569
Republic Airways Holdings Inc. (1)	223,049	3,461,720
SkyWest Inc.	437,249	10,721,345

		47,994,058
APPAREL—1.49%
Carter’s Inc. (1)	333,201	8,793,174
Cherokee Inc.	53,547	1,960,356
Columbia Sportswear Co. (1)	90,437	5,049,098
Crocs Inc. (1)(2)	67,858	2,303,779
Deckers Outdoor Corp. (1)	74,874	3,543,038
Guess? Inc. (1)	143,901	6,983,516
Gymboree Corp. (1)	228,544	9,639,986
Hartmarx Corp. (1)	218,684	1,480,491
Iconix Brand Group Inc. (1)	240,285	3,868,588
Kellwood Co.	175,515	5,060,097
K-Swiss Inc. Class A	177,723	5,342,353
Maidenform Brands Inc. (1)	100,104	1,932,007
Oxford Industries Inc.	103,752	4,451,998
Perry Ellis International Inc. (1)	49,853	1,539,461
Phillips-Van Heusen Corp.	378,965	15,829,368
Quiksilver Inc. (1)	838,074	10,182,599
Skechers U.S.A. Inc. Class A (1)	73,436	1,726,480
Steven Madden Ltd.	142,663	5,598,096
Stride Rite Corp.	252,158	3,520,126
Timberland Co. Class A (1)	343,580	9,884,797
True Religion Apparel Inc. (1)(2)	90,198	1,904,080
Volcom Inc. (1)	90,588	2,041,854
Warnaco Group Inc. (The) (1)	322,783	6,242,623
Weyco Group Inc.	47,670	1,066,378
Wolverine World Wide Inc.	382,923	10,840,550

		130,784,893
AUTO MANUFACTURERS—0.18%
A.S.V. Inc. (1)(2)	142,712	2,127,836
Navistar International Corp. (1)	426,586	11,014,451
Wabash National Corp.	213,141	2,917,900

		16,060,187
AUTO PARTS & EQUIPMENT—0.79%
Accuride Corp. (1)	155,299	1,709,842
Aftermarket Technology Corp. (1)	149,435	2,653,966
American Axle & Manufacturing Holdings Inc.	356,284	5,946,380
ArvinMeritor Inc.	483,887	6,890,551
Bandag Inc.	77,015	3,160,696
Commercial Vehicle Group Inc. (1)	144,854	2,789,888
Cooper Tire & Rubber Co. (2)	420,461	4,229,838
Fuel Systems Solutions Inc. (1)	77,574	986,741
Keystone Automotive Industries Inc. (1)	110,376	4,196,496
Lear Corp.	462,400	9,571,680
Miller Industries Inc. (1)	66,312	1,211,520
Modine Manufacturing Co.	230,459	5,607,067
Noble International Ltd.	79,530	994,920
Superior Industries International Inc. (2)	157,191	2,639,237
Tenneco Inc. (1)	310,603	7,265,004
Titan International Inc. (2)	113,339	2,049,169
Visteon Corp. (1)	878,860	7,162,709

		69,065,704
BANKS—8.13%
Alabama National Bancorp	102,675	7,007,569
AMCORE Financial Inc.	150,583	4,561,159

AmericanWest Bancorporation	78,334	1,664,597
Ameris Bancorp	89,076	2,423,758
Arrow Financial Corp.	73,337	1,859,824
BancFirst Corp.	48,299	2,256,529
Bancorp Inc. (The) (1)	73,289	1,868,137
BancTrust Financial Group Inc.	67,581	1,884,834
Bank Mutual Corp.	417,558	5,064,979
Bank of Granite Corp.	110,514	1,937,306
Bank of the Ozarks Inc. (2)	81,460	2,759,050
Banner Corp.	83,276	3,417,647
Boston Private Financial Holdings Inc.	242,108	6,749,971
Cadence Financial Corp.	66,292	1,343,739
Camden National Corp.	47,247	1,899,329
Capital City Bank Group Inc. (2)	90,026	2,799,809
Capital Corp of the West	65,502	2,031,872
Capitol Bancorp Ltd.	91,837	4,086,746
Cardinal Financial Corp.	167,380	1,834,485
Cascade Bancorp	154,523	5,802,339
Cass Information Systems Inc.	40,199	1,330,989
Cathay General Bancorp	353,661	12,767,162
Centennial Bank Holdings Inc. (1)	407,244	3,942,122
Center Financial Corp.	83,319	1,981,326
Centerstate Banks of Florida Inc.	62,479	1,255,828
Central Pacific Financial Corp.	209,343	7,657,767
Chemical Financial Corp.	172,159	5,109,679
Chittenden Corp.	321,258	9,216,892
Citizens Banking Corp.	293,332	7,702,898
City Bank	59,545	2,800,401
City Holding Co.	122,097	4,868,007
Coastal Financial Corp.	115,490	1,455,175
CoBiz Inc.	101,380	2,317,547
Columbia Bancorp	68,472	1,683,726
Columbia Banking System Inc.	110,231	3,528,494
Community Bancorp (1)	42,494	1,296,492
Community Bancorp Inc.	34,583	1,413,753
Community Bank System Inc.	205,540	4,554,766
Community Banks Inc.	164,170	4,399,756
Community Trust Bancorp Inc.	103,575	3,899,599
Corus Bankshares Inc. (2)	267,863	5,989,417
CVB Financial Corp.	418,190	6,176,666
Enterprise Financial Services Corp.	61,810	1,907,457
F.N.B. Corp. (Pennsylvania) (2)	394,908	6,579,167
Farmers Capital Bank Corp.	45,953	1,556,428
First Bancorp (North Carolina)	81,706	1,665,168
First BanCorp (Puerto Rico)	481,458	5,324,925
First Busey Corp. Class A	105,219	2,389,523
First Charter Corp.	213,939	5,147,372
First Commonwealth Financial Corp.	484,272	6,310,064
First Community Bancorp	132,835	7,432,118
First Community Bancshares Inc.	68,693	2,292,285
First Financial Bancorp	230,544	3,667,955
First Financial Bankshares Inc. (2)	142,827	5,448,850
First Financial Corp.	91,529	2,920,690
First Indiana Corp.	87,216	2,268,488
First Merchants Corp.	127,283	3,010,243
First Midwest Bancorp Inc.	342,446	12,975,279
First Regional Bancorp (1)	56,490	1,924,614
First Republic Bank	156,181	6,647,063
1st Source Corp.	88,051	2,599,266
First South Bancorp Inc. (2)	56,288	1,721,850
First State Bancorp	121,628	3,158,679
FirstMerit Corp.	547,869	12,694,126
Flag Financial Corp.	96,341	2,412,379

FNB Corp. (Virginia)	50,658	1,824,195
Fremont General Corp.	451,872	6,321,689
Frontier Financial Corp.	273,146	7,085,407
GB&T Bancshares Inc. (2)	89,148	1,876,565
Glacier Bancorp Inc.	222,010	7,586,082
Great Southern Bancorp Inc.	71,832	2,018,479
Greater Bay Bancorp	345,776	9,754,341
Greene County Bancshares Inc.	59,621	2,179,744
Hancock Holding Co.	185,446	9,930,633
Hanmi Financial Corp.	278,718	5,462,873
Harleysville National Corp.	199,442	4,008,784
Heartland Financial USA Inc.	100,028	2,568,719
Heritage Commerce Corp.	81,806	1,892,991
Home Bancshares Inc.	83,945	1,853,506
Horizon Financial Corp.	68,482	2,044,873
IBERIABANK Corp.	66,576	4,061,136
Independent Bank Corp. (Massachusetts)	103,675	3,371,511
Independent Bank Corp. (Michigan)	157,429	3,822,387
Integra Bank Corp.	119,691	3,025,788
Interchange Financial Services Corp.	124,963	2,826,663
International Bancshares Corp.	319,669	9,487,776
Intervest Bancshares Corp. (1)	32,986	1,436,870
Irwin Financial Corp.	138,415	2,707,397
ITLA Capital Corp.	38,273	2,057,556
Lakeland Bancorp Inc. (2)	131,850	1,882,818
Lakeland Financial Corp.	83,575	1,964,848
Macatawa Bank Corp.	97,253	2,226,121
MainSource Financial Group Inc.	123,574	2,097,051
MB Financial Inc.	197,257	7,272,866
MBT Financial Corp.	101,441	1,505,384
Mercantile Bank Corp.	55,152	2,181,262
MetroCorp Bancshares Inc.	48,206	1,093,794
Mid-State Bancshares	153,767	4,207,065
Midwest Banc Holdings Inc.	126,829	3,097,164
Nara Bancorp Inc.	145,097	2,653,824
National Penn Bancshares Inc.	329,845	6,471,558
NBT Bancorp Inc.	237,238	5,518,156
Northern Empire Bancshares (1)	63,050	1,766,661
Old National Bancorp	460,938	8,803,916
Old Second Bancorp Inc.	93,659	2,806,024
Omega Financial Corp.	87,227	2,622,916
Oriental Financial Group Inc.	143,292	1,708,041
Pacific Capital Bancorp	320,571	8,645,800
Park National Corp.	81,558	8,163,140
Peoples Bancorp Inc.	73,271	2,141,711
Pinnacle Financial Partners Inc. (1)	105,133	3,763,761
Placer Sierra Bancshares	80,909	1,796,989
Preferred Bank	28,897	1,732,953
PremierWest Bancorp	98,833	1,580,340
PrivateBancorp Inc. (2)	122,019	5,578,709
Prosperity Bancshares Inc.	175,611	5,977,798
Provident Bankshares Corp.	226,389	8,387,712
R&G Financial Corp. Class B	189,815	1,414,122
Renasant Corp.	107,285	3,011,490
Republic Bancorp Inc.	512,115	6,826,493
Republic Bancorp Inc. Class A	51,950	1,098,742
Royal Bancshares of Pennsylvania Class A	31,267	847,023
S&T Bancorp Inc.	178,455	5,799,787
Sandy Spring Bancorp Inc.	101,942	3,604,669
Santander BanCorp	30,092	568,438
SCBT Financial Corp.	59,895	2,240,073
Seacoast Banking Corp. of Florida	96,998	2,929,340
Security Bank Corp.	106,025	2,397,225

Shore Bancshares Inc.	57,374	1,649,502
Sierra Bancorp (2)	41,652	1,301,625
Signature Bank (1)	201,329	6,227,106
Simmons First National Corp. Class A	98,380	2,854,004
Smithtown Bancorp Inc. (2)	54,069	1,459,322
Southside Bancshares Inc. (2)	73,006	1,948,530
Southwest Bancorp Inc.	97,730	2,523,389
State National Bancshares Inc.	72,720	2,762,633
Sterling Bancorp	128,531	2,526,919
Sterling Bancshares Inc.	313,795	6,354,349
Sterling Financial Corp. (Pennsylvania)	175,161	3,851,790
Sterling Financial Corp. (Washington)	253,447	8,219,286
Suffolk Bancorp	70,955	2,264,884
Summit Bancshares Inc.	71,643	2,014,601
Sun Bancorp Inc. (New Jersey) (1)	103,158	1,942,465
Superior Bancorp (1)(2)	121,282	1,394,743
Susquehanna Bancshares Inc.	356,132	8,703,866
SVB Financial Group (1)	243,985	10,891,490
SY Bancorp Inc.	84,965	2,520,912
Taylor Capital Group Inc.	41,560	1,228,098
Texas Capital Bancshares Inc. (1)	159,580	2,987,338
Texas Regional Bancshares Inc. Class A	315,200	12,119,440
Texas United Bancshares Inc.	63,834	2,105,884
Tompkins Trustco Inc.	45,756	2,079,610
TriCo Bancshares	95,275	2,358,056
TrustCo Bank Corp. NY (2)	514,356	5,575,619
Trustmark Corp.	333,884	10,493,974
UCBH Holdings Inc.	648,650	11,325,429
UMB Financial Corp.	217,134	7,940,590
Umpqua Holdings Corp.	385,136	11,014,890
Union Bankshares Corp.	60,914	2,699,708
United Bancshares Inc.	255,211	9,498,953
United Community Banks Inc.	232,416	6,984,101
United Security Bancshares (2)	51,621	1,163,537
Univest Corp. of Pennsylvania	79,353	2,292,508
USB Holding Co. Inc.	81,096	1,788,978
Vineyard National Bancorp	62,077	1,611,519
Virginia Commerce Bancorp Inc. (1)	106,545	2,365,299
Virginia Financial Group Inc.	74,061	2,033,715
W Holding Co. Inc.	746,251	4,410,343
Washington Trust Bancorp Inc.	79,374	2,104,205
WesBanco Inc.	150,974	4,411,460
West Bancorporation (2)	121,233	2,074,297
West Coast Bancorp	105,858	3,232,903
Westamerica Bancorp	215,858	10,902,988
Western Alliance Bancorp (1)(2)	90,355	2,972,680
Wilshire Bancorp Inc.	104,486	1,989,413
Wintrust Financial Corp.	175,871	8,819,931
Yardville National Bancorp	67,230	2,397,422

		712,642,183
BEVERAGES—0.12%
Boston Beer Co. Inc. Class A (1)	64,516	2,119,351
Coca-Cola Bottling Co. Consolidated	32,164	1,993,525
Farmer Brothers Co.	45,646	937,569
Green Mountain Coffee Roasters Inc. (1)	32,894	1,210,499
Jones Soda Co. (1)	172,880	1,547,276
National Beverage Corp. (2)	56,784	676,297
Peet’s Coffee & Tea Inc. (1)	95,417	2,386,379

		10,870,896
BIOTECHNOLOGY—2.28%
Advanced Magnetics Inc. (1)	54,527	1,859,371

ADVENTRX Pharmaceuticals Inc. (1) (2)	376,035	1,030,336
Affymetrix Inc. (1)	463,322	9,989,222
Alexion Pharmaceuticals Inc. (1)(2)	216,673	7,362,549
American Oriental Bioengineering Inc. (1)	306,626	1,864,286
Applera Corp. - Celera Genomics Group (1)	528,661	7,358,961
Arena Pharmaceuticals Inc. (1)(2)	323,477	3,875,254
ARIAD Pharmaceuticals Inc. (1)	426,674	1,860,299
Biocryst Pharmaceuticals Inc. (1)	157,521	1,964,287
Bio-Rad Laboratories Inc. Class A (1)	127,827	9,041,204
Cambrex Corp.	183,761	3,805,690
Cell Genesys Inc. (1)	362,346	1,655,921
Coley Pharmaceutical Group Inc. (1)(2)	123,754	1,413,271
Cotherix Inc. (1)(2)	134,240	947,734
Cytokinetics Inc. (1)	177,629	1,142,154
deCODE genetics Inc. (1)	419,985	2,309,918
Digene Corp. (1)	120,354	5,193,275
Diversa Corp. (1)	208,519	1,672,322
Encysive Pharmaceuticals Inc. (1)(2)	404,579	1,739,690
Enzo Biochem Inc. (1)	186,836	2,277,531
Enzon Pharmaceuticals Inc. (1)	299,136	2,467,872
Exelixis Inc. (1)	575,171	5,009,739
Genitope Corp. (1)(2)	181,856	531,020
Genomic Health Inc. (1)	86,004	1,243,618
Geron Corp. (1)(2)	454,092	2,847,157
GTx Inc. (1)(2)	85,562	790,593
Hana Biosciences Inc. (1)(2)	197,419	1,354,294
Human Genome Sciences Inc. (1)(2)	902,519	10,415,069
ICOS Corp. (1)(2)	448,391	11,236,678
Illumina Inc. (1)	315,631	10,428,448
Incyte Corp. (1)	572,040	2,419,729
Integra LifeSciences Holdings Corp. (1)	130,893	4,905,870
InterMune Inc. (1)	179,213	2,942,677
Keryx Biopharmaceuticals Inc. (1)	295,682	3,497,918
Lexicon Genetics Inc. (1)	443,367	1,671,494
LifeCell Corp. (1)(2)	230,092	7,413,564
Martek Biosciences Corp. (1)(2)	220,031	4,732,867
Maxygen Inc. (1)	202,577	1,683,415
Metabasis Therapeutics Inc. (1)	141,899	797,472
Momenta Pharmaceuticals Inc. (1)	147,696	1,996,850
Monogram Biosciences Inc. (1)	895,112	1,369,521
Myogen Inc. (1)	291,696	10,232,696
Myriad Genetics Inc. (1)	271,066	6,681,777
Nektar Therapeutics (1)(2)	614,701	8,857,841
Northfield Laboratories Inc. (1)(2)	174,120	2,500,363
Novavax Inc. (1)(2)	421,324	1,596,818
Panacos Pharmaceuticals Inc. (1)	344,756	1,709,990
Peregrine Pharmaceuticals Inc. (1)(2)	1,303,621	1,655,599
Regeneron Pharmaceuticals Inc. (1)	312,882	4,909,119
Replidyne Inc. (1)	36,887	347,107
Sangamo BioSciences Inc. (1)	199,586	1,109,698
Savient Pharmaceuticals Inc. (1)	425,042	2,767,023
Sirna Therapeutics Inc. (1)(2)	276,732	1,541,397
SuperGen Inc. (1)	341,127	1,589,652
Telik Inc. (1)(2)	358,851	6,383,959

		200,002,179
BUILDING MATERIALS—0.81%
AAON Inc.	64,527	1,471,861
Apogee Enterprises Inc.	193,877	2,948,869
Builders FirstSource Inc. (1)	103,675	1,578,970
Comfort Systems USA Inc.	276,124	3,164,381
Drew Industries Inc. (1)	126,718	3,200,897
ElkCorp	140,235	3,807,380

Genlyte Group Inc. (The) (1)	170,429	12,134,545
Goodman Global Inc. (1)	161,862	2,160,858
Interline Brands Inc. (1)	186,169	4,594,651
LSI Industries Inc.	142,407	2,314,114
NCI Building Systems Inc. (1)(2)	140,470	8,171,140
PGT Inc. (1)	75,122	1,056,215
Simpson Manufacturing Co. Inc. (2)	254,148	6,869,620
Texas Industries Inc.	158,804	8,267,336
Trex Co. Inc. (1)(2)	81,412	1,966,914
U.S. Concrete Inc. (1)	231,116	1,504,565
Universal Forest Products Inc.	115,029	5,642,172

		70,854,488
CHEMICALS—1.70%
American Vanguard Corp. (2)	121,751	1,704,514
Arch Chemicals Inc.	164,904	4,691,519
Balchem Corp.	80,563	1,594,342
CF Industries Holdings Inc.	377,886	6,450,514
Ferro Corp.	292,368	5,198,303
Fuller (H.B.) Co.	403,841	9,466,033
Georgia Gulf Corp.	234,872	6,440,190
Grace (W.R.) & Co. (1)	465,979	6,178,882
Hercules Inc. (1)	780,344	12,306,025
Innospec Inc.	84,350	2,505,195
Kronos Worldwide Inc.	16,985	488,998
MacDermid Inc.	189,819	6,191,896
Minerals Technologies Inc.	136,614	7,295,188
NewMarket Corp.	118,251	6,877,478
NL Industries Inc. (2)	51,345	510,369
Olin Corp.	496,574	7,627,377
OM Group Inc. (1)	201,344	8,847,055
OMNOVA Solutions Inc. (1)	284,922	1,190,974
Pioneer Companies Inc. (1)	80,579	1,974,991
PolyOne Corp. (1)	634,806	5,287,934
Rockwood Holdings Inc. (1)	241,625	4,827,668
Schulman (A.) Inc.	176,520	4,149,985
Sensient Technologies Corp.	318,293	6,228,994
Spartech Corp.	220,094	5,891,916
Stepan Co.	42,527	1,243,064
Symyx Technologies Inc. (1)	231,583	4,907,244
Terra Industries Inc. (1)	652,376	5,029,819
Tronox Inc. Class B	282,851	3,612,007
UAP Holding Corp.	349,488	7,468,559
Zoltek Companies Inc. (1)(2)	112,077	2,863,567

		149,050,600
COAL—0.13%
Alpha Natural Resources Inc. (1)	355,003	5,594,847
International Coal Group Inc. (1)	779,066	3,287,659
James River Coal Co. (1)(2)	115,060	1,213,883
Westmoreland Coal Co. (1)	46,834	921,225

		11,017,614
COMMERCIAL SERVICES—5.45%
Aaron Rents Inc.	300,352	6,902,089
ABM Industries Inc.	300,990	5,646,572
ACE Cash Express Inc. (1)	80,585	2,408,686
Administaff Inc.	156,745	5,282,307
Advance America Cash Advance Centers Inc.	463,720	6,686,842
Advisory Board Co. (The) (1)	128,058	6,469,490
Albany Molecular Research Inc. (1)	174,813	1,636,250
Alderwoods Group Inc. (1)	279,179	5,536,120
AMN Healthcare Services Inc. (1)	222,797	5,291,429

Arbitron Inc.	206,779	7,652,891
Bankrate Inc. (1)(2)	70,599	1,875,109
Banta Corp.	164,867	7,847,669
Barrett Business Services Inc. (1)	48,088	1,032,449
BearingPoint Inc. (1)	1,278,681	10,050,433
Bowne & Co. Inc.	210,948	3,012,337
Bright Horizons Family Solutions Inc. (1)	180,987	7,552,588
CBIZ Inc. (1)	386,795	2,823,604
CDI Corp.	87,870	1,819,788
Central Parking Corp.	69,016	1,138,764
Cenveo Inc. (1)	365,291	6,874,777
Chemed Corp.	179,625	5,794,703
Clark Inc.	120,845	1,361,923
Clayton Holdings Inc. (1)	60,143	755,998
Coinmach Service Corp. Class A	180,826	1,795,602
Coinstar Inc. (1)	191,175	5,502,017
Compass Diversified Trust	90,098	1,378,499
Consolidated Graphics Inc. (1)	77,458	4,660,648
Corinthian Colleges Inc. (1)	591,592	6,395,110
Cornell Companies Inc. (1)	78,683	1,359,642
CorVel Corp. (1)	35,994	1,262,670
CoStar Group Inc. (1)	114,909	4,748,040
CRA International Inc. (1)	77,926	3,713,953
Cross Country Healthcare Inc. (1)	220,319	3,745,423
Deluxe Corp.	347,705	5,945,756
DeVry Inc. (1)	418,731	8,906,408
Diamond Management & Technology Consultants Inc. (1)	200,815	2,237,079
Dollar Financial Corp. (1)	84,380	1,841,172
Dollar Thrifty Automotive Group Inc. (1)	169,214	7,541,868
DynCorp International Inc. (1)	171,771	2,162,597
Educate Inc. (1)	122,415	978,096
Electro Rent Corp. (1)	132,259	2,249,726
Euronet Worldwide Inc. (1)(2)	240,778	5,911,100
Exponent Inc. (1)	110,963	1,849,753
First Advantage Corp. Class A (1)	47,084	982,172
First Consulting Group Inc. (1)	148,895	1,451,726
Forrester Research Inc. (1)	95,127	2,502,791
FTI Consulting Inc. (1)	274,492	6,878,770
Gartner Inc. (1)	390,269	6,864,832
Geo Group Inc. (The) (1)	89,177	3,767,728
Gevity HR Inc.	179,621	4,091,766
Global Cash Access Inc. (1)	228,068	3,441,546
H&E Equipment Services Inc. (1)	78,317	1,910,152
Healthcare Services Group Inc.	186,861	4,701,423
HealthSpring Inc. (1)	128,655	2,476,609
Heartland Payment Systems Inc. (2)	100,308	2,608,008
Heidrick & Struggles International Inc. (1)	125,622	4,522,392
Home Solutions of America Inc. (1)(2)	303,868	1,665,197
Hudson Highland Group Inc. (1)	167,919	1,645,606
Huron Consulting Group Inc. (1)	119,330	4,677,736
ICT Group Inc. (1)	46,284	1,456,557
Integrated Electrical Services Inc. (1)	106,056	1,676,745
Interactive Data Corp. (1)	246,148	4,910,653
Jackson Hewitt Tax Service Inc.	242,242	7,269,682
Kelly Services Inc. Class A	139,290	3,817,939
Kendle International Inc. (1)	83,873	2,685,613
Kenexa Corp. (1)	107,304	2,706,207
Kforce Inc. (1)	200,530	2,392,323
Korn/Ferry International (1)	290,875	6,090,923
Labor Ready Inc. (1)	374,269	5,962,105
Landauer Inc.	62,501	3,171,926
LECG Corp. (1)	167,313	3,138,792

Lincoln Educational Services Corp. (1)	31,039	507,798
Live Nation Inc. (1)	438,104	8,946,084
MAXIMUS Inc.	147,187	3,841,581
McGrath RentCorp	150,962	3,864,627
Medifast Inc. (1)	79,704	691,831
Midas Inc. (1)	106,515	2,202,730
Monro Muffler Brake Inc.	81,034	2,755,966
Morningstar Inc. (1)	96,755	3,570,260
MPS Group Inc. (1)	708,470	10,704,982
Navigant Consulting Inc. (1)	291,900	5,855,514
NCO Group Inc. (1)	221,811	5,815,884
Net 1 UEPS Technologies Inc. (1)	329,717	7,537,331
On Assignment Inc. (1)	178,095	1,747,112
PAREXEL International Corp. (1)	186,406	6,168,175
PeopleSupport Inc. (1)	126,749	2,344,857
PharmaNet Development Group Inc. (1)	124,171	2,412,643
PHH Corp. (1)	365,841	10,024,043
PRA International (1)	123,000	3,282,870
Pre-Paid Legal Services Inc. (2)	69,438	2,754,605
Providence Service Corp. (The) (1)	82,107	2,265,332
QC Holdings Inc. (1)(2)	37,052	442,030
Rent-A-Center Inc. (1)	476,791	13,965,208
Resources Connection Inc. (1)	330,475	8,853,425
Rewards Network Inc. (1)	182,735	889,919
Rollins Inc.	203,062	4,286,639
Senomyx Inc. (1)	205,435	3,157,536
Sotheby’s Holdings Inc. Class A (2)	437,081	14,091,491
Source Interlink Companies Inc. (1)(2)	234,565	2,228,368
Spherion Corp. (1)	393,305	2,812,131
Standard Parking Corp. (1)	35,263	1,106,553
StarTek Inc.	77,892	971,313
Stewart Enterprises Inc. Class A	723,280	4,238,421
Strayer Education Inc.	98,412	10,649,163
Team Inc. (1)	43,316	1,085,499
TeleTech Holdings Inc. (1)	223,464	3,492,742
TNS Inc. (1)	166,119	2,501,752
Universal Technical Institute Inc. (1)	156,957	2,807,961
Valassis Communications Inc. (1)	328,048	5,790,047
Vertrue Inc. (1)	52,206	2,052,740
Viad Corp.	152,362	5,395,138
Volt Information Sciences Inc. (1)	56,709	2,016,005
Watson Wyatt Worldwide Inc.	290,580	11,890,534
Wright Express Corp. (1)	276,627	6,655,646

		477,780,382
COMPUTERS—2.74%
Agilysys Inc.	210,343	2,953,216
Ansoft Corp. (1)	112,502	2,802,425
BISYS Group Inc. (The) (1)	827,037	8,981,622
Brocade Communications Systems Inc. (1)	1,875,839	13,243,423
CACI International Inc. Class A (1)(2)	209,750	11,538,348
CIBER Inc. (1)	376,760	2,497,919
COMSYS IT Partners Inc. (1)	112,783	1,938,740
Comtech Group Inc. (1)(2)	99,888	1,495,323
Covansys Corp. (1)	213,927	3,666,709
Echelon Corp. (1)	212,454	1,746,372
Electronics For Imaging Inc. (1)	397,715	9,099,719
Gateway Inc. (1)	1,950,878	3,687,159
Henry (Jack) & Associates Inc.	546,164	11,889,990
Hutchinson Technology Inc. (1)	176,571	3,713,288
iGATE Corp. (1)	153,172	756,670
IHS Inc. Class A (1)	160,733	5,156,315
Imation Corp.	239,524	9,616,889

Integral Systems Inc.	75,869	2,371,665
Intergraph Corp. (1)	201,653	8,646,881
Intervoice Inc. (1)	263,988	1,673,684
Kanbay International Inc. (1)	228,014	4,687,968
Komag Inc. (1)(2)	211,049	6,745,126
Kronos Inc. (1)	220,072	7,502,254
Magma Design Automation Inc. (1)	244,058	2,220,928
Manhattan Associates Inc. (1)	189,059	4,563,884
Maxwell Technologies Inc. (1)(2)	98,782	2,009,226
McDATA Corp. Class A (1)	1,056,057	5,311,967
Mentor Graphics Corp. (1)	551,243	7,761,501
Mercury Computer Systems Inc. (1)	144,761	1,715,418
MICROS Systems Inc. (1)	266,987	13,061,004
Mobility Electronics Inc. (1)	193,627	1,076,566
MTS Systems Corp.	125,262	4,050,973
Ness Technologies Inc. (1)	187,918	2,508,705
NetScout Systems Inc. (1)	178,346	1,157,466
Palm Inc. (1)(2)	629,345	9,163,263
Perot Systems Corp. Class A (1)	593,271	8,181,207
Quantum Corp. (1)	1,430,252	3,117,949
Rackable Systems Inc. (1)	189,984	5,199,862
Radiant Systems Inc. (1)	179,290	2,165,823
RadiSys Corp. (1)	144,920	3,079,550
SI International Inc. (1)	87,964	2,813,089
Sigma Designs Inc. (1)	155,477	2,324,381
Silicon Storage Technology Inc. (1)	618,694	2,549,019
SRA International Inc. Class A (1)	262,989	7,905,449
Stratasys Inc. (1)	69,631	1,838,955
Sykes Enterprises Inc. (1)	200,115	4,072,340
Synaptics Inc. (1)	171,940	4,190,178
Syntel Inc.	57,913	1,311,729
TALX Corp.	220,208	5,399,500
3D Systems Corp. (1)(2)	101,442	1,860,446
Tyler Technologies Inc. (1)	269,869	3,489,406

		240,511,489
COSMETICS & PERSONAL CARE—0.11%
Chattem Inc. (1)	119,479	4,196,102
Elizabeth Arden Inc. (1)	178,576	2,885,788
Inter Parfums Inc.	31,624	602,121
Parlux Fragrances Inc. (1)(2)	81,889	416,815
Revlon Inc. Class A (1)	1,080,183	1,220,607

		9,321,433
DISTRIBUTION & WHOLESALE—0.81%
Beacon Roofing Supply Inc. (1)(2)	300,527	6,082,666
BlueLinx Holdings Inc.	86,860	826,907
Brightpoint Inc. (1)	345,078	4,907,009
Building Materials Holding Corp.	199,258	5,184,693
Central European Distribution Corp. (1)	217,874	5,100,430
Core-Mark Holding Co. Inc. (1)	68,314	2,140,961
Directed Electronics Inc. (1)	63,423	957,687
Houston Wire & Cable Co. (1)	62,537	1,175,696
LKQ Corp. (1)	306,917	6,742,966
MWI Veterinary Supply Inc. (1)	38,509	1,291,207
NuCo2 Inc. (1)	106,173	2,856,054
Owens & Minor Inc.	275,247	9,052,874
ScanSource Inc. (1)	176,162	5,342,993
United Stationers Inc. (1)	216,830	10,084,763
Valley National Gases Inc.	16,658	415,950
Watsco Inc.	191,345	8,803,783

		70,966,639

DIVERSIFIED FINANCIAL SERVICES—1.90%
Accredited Home Lenders Holding Co. (1)	145,498	5,229,198
Advanta Corp. Class B	132,943	4,905,597
Asset Acceptance Capital Corp. (1)	115,392	1,875,120
Asta Funding Inc.	81,080	3,039,689
Calamos Asset Management Inc. Class A	159,354	4,672,259
CharterMac	357,701	7,139,712
Cohen & Steers Inc.	89,147	2,884,797
CompuCredit Corp. (1)(2)	141,827	4,284,594
Credit Acceptance Corp. (1)(2)	67,229	1,995,357
Doral Financial Corp. (2)	615,135	4,053,740
eSpeed Inc. (1)	140,274	1,290,521
Federal Agricultural Mortgage Corp. (2)	76,294	2,019,502
Financial Federal Corp.	185,907	4,982,308
Friedman, Billings, Ramsey Group Inc. Class A	1,008,628	8,099,283
GAMCO Investors Inc. Class A	39,181	1,491,229
GFI Group Inc. (1)	82,060	4,537,097
Greenhill & Co. Inc.	121,001	8,109,487
International Securities Exchange Holdings Inc.	261,245	12,249,778
Knight Capital Group Inc. Class A (1)	716,841	13,046,506
LaBranche & Co. Inc. (1)(2)	363,104	3,765,388
MarketAxess Holdings Inc. (1)	211,680	2,216,290
Marlin Business Services Corp. (1)	81,660	1,706,694
National Financial Partners Corp.	256,820	10,537,325
Ocwen Financial Corp. (1)	235,071	3,502,558
optionsXpress Holdings Inc.	142,585	3,975,270
Penson Worldwide Inc. (1)	51,210	919,220
Piper Jaffray Companies (1)	142,652	8,647,564
Portfolio Recovery Associates Inc. (1)	109,359	4,797,579
Sanders Morris Harris Group Inc.	91,799	1,148,405
Stifel Financial Corp. (1)	82,224	2,609,790
SWS Group Inc.	108,500	2,700,565
Thomas Weisel Partners Group Inc. (1)	47,037	754,944
TradeStation Group Inc. (1)(2)	177,047	2,668,098
United PanAm Financial Corp. (1)	71,461	1,106,216
Waddell & Reed Financial Inc. Class A	582,043	14,405,564
World Acceptance Corp. (1)	125,903	5,537,214

		166,904,458
ELECTRIC—1.78%
ALLETE Inc.	172,519	7,495,951
Aquila Inc. (1)	2,567,097	11,115,530
Avista Corp.	335,799	7,951,720
Black Hills Corp.	228,227	7,670,709
CH Energy Group Inc.	108,020	5,559,789
Cleco Corp.	388,175	9,797,537
Duquesne Light Holdings Inc.	609,127	11,975,437
El Paso Electric Co. (1)	332,458	7,427,112
Empire District Electric Co. (The)	205,629	4,601,977
IDACORP Inc. (2)	293,938	11,113,796
ITC Holdings Corp.	97,943	3,055,822
MGE Energy Inc.	140,184	4,539,158
NorthWestern Corp.	243,678	8,523,856
Ormat Technologies Inc.	56,046	1,833,825
Otter Tail Corp.	202,234	5,913,322
Pike Electric Corp. (1)	107,146	1,596,475
PNM Resources Inc.	472,640	13,030,685
Portland General Electric Co.	184,976	4,515,264
UIL Holdings Corp.	168,489	6,318,338
UniSource Energy Corp.	240,882	8,028,597
Westar Energy Inc.	598,351	14,067,232

		156,132,132

ELECTRICAL COMPONENTS & EQUIPMENT—1.10%
Advanced Energy Industries Inc. (1)	241,275	4,111,326
American Superconductor Corp. (1)(2)	224,036	2,074,573
Belden CDT Inc.	292,017	11,163,810
Capstone Turbine Corp. (1)(2)	706,570	996,264
China BAK Battery Inc. (1)(2)	185,563	1,246,983
Color Kinetics Inc. (1)(2)	91,894	1,560,360
Encore Wire Corp. (1)(2)	159,709	5,636,131
Energy Conversion Devices Inc. (1)	268,095	9,930,239
EnerSys (1)	319,657	5,127,298
General Cable Corp. (1)	347,169	13,265,327
GrafTech International Ltd. (1)	674,725	3,940,394
Greatbatch Inc. (1)	149,840	3,389,381
Insteel Industries Inc.	95,068	1,889,001
Intermagnetics General Corp. (1)	290,893	7,868,656
Lamson & Sessions Co. (1)(2)	95,034	2,263,710
Littelfuse Inc. (1)	153,635	5,331,135
Medis Technologies Ltd. (1)(2)	140,847	3,480,329
Powell Industries Inc. (1)	52,713	1,166,539
Power-One Inc. (1)	479,072	3,468,481
Superior Essex Inc. (1)	137,900	4,723,075
Universal Display Corp. (1)(2)	164,268	1,811,876
Vicor Corp.	135,899	1,568,274

		96,013,162
ELECTRONICS—2.55%
American Science & Engineering Inc. (1)(2)	62,667	3,040,603
Analogic Corp.	95,318	4,891,720
Badger Meter Inc.	95,461	2,404,663
Bel Fuse Inc. Class B	69,272	2,222,938
Benchmark Electronics Inc. (1)	441,422	11,865,423
Brady Corp. Class A	308,942	10,862,401
Checkpoint Systems Inc. (1)	268,831	4,438,400
Cogent Inc. (1)	296,018	4,064,327
Coherent Inc. (1)	212,711	7,372,563
CTS Corp.	246,931	3,402,709
Cubic Corp.	107,624	2,107,278
Cymer Inc. (1)	266,572	11,705,177
Daktronics Inc.	266,292	5,509,581
Dionex Corp. (1)	137,174	6,987,644
Eagle Test Systems Inc. (1)	50,964	841,925
Electro Scientific Industries Inc. (1)	199,680	4,113,408
Excel Technology Inc. (1)	81,803	2,420,551
FEI Co. (1)	163,894	3,459,802
FLIR Systems Inc. (1)	474,710	12,893,124
II-VI Inc. (1)	160,931	4,010,401
International DisplayWorks Inc. (1)	305,278	1,944,621
Ionatron Inc. (1)(2)	210,779	1,013,847
Itron Inc. (1)	174,141	9,717,068
KEMET Corp. (1)	594,533	4,797,881
L-1 Identity Solutions Inc. (1)(2)	444,353	5,798,807
Lo-Jack Corp. (1)	128,743	2,522,075
Measurements Specialties Inc. (1)	94,309	1,758,863
Methode Electronics Inc.	255,425	2,429,092
Metrologic Instruments Inc. (1)	89,794	1,630,659
Molecular Devices Corp. (1)	116,955	2,162,498
Multi-Fineline Electronix Inc. (1)(2)	57,217	1,451,595
OSI Systems Inc. (1)	101,168	1,982,893
OYO Geospace Corp. (1)	27,241	1,545,927
Park Electrochemical Corp.	138,259	4,380,045
Paxar Corp. (1)	281,803	5,630,424
Photon Dynamics Inc. (1)	117,034	1,553,041
Plexus Corp. (1)	313,877	6,026,438

RAE Systems Inc. (1)(2)	267,152	814,814
Rofin-Sinar Technologies Inc. (1)	105,267	6,397,076
Rogers Corp. (1)	119,748	7,394,439
Sonic Solutions Inc. (1)	176,615	2,691,613
Taser International Inc. (1)(2)	427,083	3,271,456
Technitrol Inc.	278,493	8,313,016
TTM Technologies Inc. (1)	287,792	3,367,166
Varian Inc. (1)	212,128	9,730,311
Watts Water Technologies Inc. Class A	173,215	5,501,308
Woodward Governor Co.	206,444	6,924,132
X-Rite Inc.	196,794	2,113,568
Zygo Corp. (1)	123,290	1,571,948

		223,051,259
ENERGY - ALTERNATE SOURCES—0.40%
Aventine Renewable Energy Holdings Inc. (1)	222,723	4,764,045
Evergreen Energy Inc.	487,143	5,212,430
Evergreen Solar Inc. (1)(2)	458,608	3,806,446
FuelCell Energy Inc. (1)(2)	365,982	2,785,123
Headwaters Inc. (1)(2)	290,307	6,778,668
MGP Ingredients Inc.	65,108	1,384,847
Pacific Ethanol Inc. (1)(2)	174,840	2,454,754
Plug Power Inc. (1)(2)	494,064	2,010,840
Quantum Fuel Systems Technologies Worldwide Inc. (1)(2)	300,871	595,725
SunPower Corp. Class A (1)(2)	70,734	1,962,161
Syntroleum Corp. (1)(2)	270,445	1,295,432
Verasun Energy Corp. (1)	134,610	2,160,491

		35,210,962
ENGINEERING & CONSTRUCTION—0.65%
Dycom Industries Inc. (1)	276,912	5,953,608
EMCOR Group Inc. (1)	216,051	11,848,237
ENGlobal Corp. (1)(2)	112,124	694,048
Granite Construction Inc.	237,938	12,693,992
Infrasource Services Inc. (1)	183,531	3,220,969
Insituform Technologies Inc. Class A (1)	186,148	4,519,673
Layne Christensen Co. (1)	81,774	2,336,283
Perini Corp. (1)	149,455	3,120,620
Sterling Construction Co. Inc. (1)	59,573	1,195,034
Washington Group International Inc.	198,829	11,703,075

		57,285,539
ENTERTAINMENT—0.74%
Bally Technologies Inc. (1)	358,004	6,300,870
Bluegreen Corp. (1)	143,501	1,645,956
Carmike Cinemas Inc. (2)	83,975	1,442,691
Century Casinos Inc. (1)	140,044	1,392,037
Churchill Downs Inc.	59,786	2,514,599
Dover Downs Gaming & Entertainment Inc.	99,107	1,204,150
Dover Motorsports Inc.	111,686	605,338
Great Wolf Resorts Inc. (1)	184,574	2,207,505
Isle of Capri Casinos Inc. (1)	107,024	2,253,925
Lakes Gaming Inc. (1)	157,250	1,519,035
Macrovision Corp. (1)	355,011	8,410,211
Magna Entertainment Corp. Class A (1)(2)	275,413	1,291,687
Pinnacle Entertainment Inc. (1)	329,275	9,259,213
Progressive Gaming International Corp. (1)(2)	234,981	1,926,844
Shuffle Master Inc. (1)(2)	238,687	6,446,936
Six Flags Inc. (1)(2)	490,049	2,562,956
Speedway Motorsports Inc.	105,453	3,839,544
Steinway Musical Instruments Inc. (1)	50,145	1,404,060
Vail Resorts Inc. (1)	207,865	8,318,757

		64,546,314

ENVIRONMENTAL CONTROL—0.72%
Aleris International Inc. (1)	215,393	10,885,962
American Ecology Corp.	106,415	2,100,632
Basin Water Inc. (1)	40,903	334,996
Calgon Carbon Corp. (1)(2)	272,844	1,205,970
Casella Waste Systems Inc. Class A (1)	150,767	1,558,931
Clean Harbors Inc. (1)	107,627	4,687,156
Darling International Inc. (1)	538,150	2,254,849
Metal Management Inc.	178,884	4,980,131
Mine Safety Appliances Co. (2)	212,026	7,556,607
Rentech Inc. (1)(2)	946,502	4,382,304
Synagro Technologies Inc.	422,195	1,781,663
Tetra Tech Inc. (1)	394,027	6,863,950
Waste Connections Inc. (1)	305,848	11,594,698
Waste Holdings Inc.	50,882	1,375,340
Waste Services Inc. (1)	190,867	1,744,524

		63,307,713
FOOD—1.37%
Arden Group Inc. Class A	9,148	1,064,827
Chiquita Brands International Inc.	289,968	3,879,772
Diamond Foods Inc.	107,349	1,536,164
Flowers Foods Inc.	354,949	9,541,029
Gold Kist Inc. (1)	350,429	7,302,940
Great Atlantic & Pacific Tea Co.	132,468	3,189,829
Hain Celestial Group Inc. (1)	212,969	5,443,488
Imperial Sugar Co.	77,493	2,411,582
Ingles Markets Inc. Class A	80,821	2,132,058
J&J Snack Foods Corp.	93,742	2,915,376
Lance Inc.	208,222	4,585,048
M&F Worldwide Corp. (1)	72,593	1,067,117
Nash Finch Co.	91,575	2,154,760
Pathmark Stores Inc. (1)	358,273	3,564,816
Performance Food Group Co. (1)	237,391	6,668,313
Pilgrim’s Pride Corp.	277,843	7,599,006
Premium Standard Farms Inc.	94,729	1,804,587
Ralcorp Holdings Inc. (1)	181,876	8,771,879
Ruddick Corp.	273,227	7,112,099
Sanderson Farms Inc.	116,330	3,764,439
Seaboard Corp.	2,432	2,930,560
Spartan Stores Inc.	143,817	2,430,507
Tootsie Roll Industries Inc.	244,136	7,155,626
TreeHouse Foods Inc. (1)	213,986	5,060,769
United Natural Foods Inc. (1)	289,719	8,978,392
Village Super Market Inc. Class A	11,439	765,269
Weis Markets Inc.	65,217	2,595,637
Wild Oats Markets Inc. (1)	198,447	3,208,888

		119,634,777
FOREST PRODUCTS & PAPER—0.53%
Bowater Inc.	384,150	7,901,966
Buckeye Technologies Inc. (1)	258,311	2,195,644
Caraustar Industries Inc. (1)	199,935	1,593,482
Deltic Timber Corp.	70,057	3,338,917
Glatfelter Co.	305,930	4,145,352
Mercer International Inc. (1)(2)	187,980	1,774,531
Neenah Paper Inc.	101,153	3,462,467
Potlatch Corp.	265,213	9,839,402
Rock-Tenn Co. Class A	218,580	4,327,884
Schweitzer-Mauduit International Inc.	106,133	2,014,404
Wausau Paper Corp.	307,119	4,146,107
Xerium Technologies Inc.	136,277	1,509,949

		46,250,105

GAS—1.00%
Cascade Natural Gas Corp.	78,965	2,060,197
EnergySouth Inc.	47,847	1,614,836
Laclede Group Inc. (The)	146,355	4,695,068
New Jersey Resources Corp.	192,554	9,492,912
Nicor Inc.	304,746	13,030,939
Northwest Natural Gas Co.	189,411	7,440,064
Peoples Energy Corp.	263,755	10,721,641
Piedmont Natural Gas Co. (2)	524,159	13,266,464
South Jersey Industries Inc.	200,181	5,987,414
Southwest Gas Corp.	274,982	9,162,400
WGL Holdings Inc.	334,915	10,496,236

		87,968,171
HAND & MACHINE TOOLS—0.29%
Baldor Electric Co.	221,144	6,817,870
Franklin Electric Co. Inc.	155,554	8,266,140
Raser Technologies Inc. (1)(2)	139,396	775,042
Regal-Beloit Corp.	211,160	9,185,460

		25,044,512
HEALTH CARE - PRODUCTS—3.42%
Abaxis Inc. (1)	137,860	3,224,545
ABIOMED Inc. (1)	159,985	2,366,178
Adeza Biomedical Corp. (1)	102,808	1,687,079
Align Technology Inc. (1)	382,838	4,356,696
American Medical Systems Holdings Inc. (1)	479,383	8,835,029
AngioDynamics Inc. (1)	84,140	1,742,539
Arrow International Inc.	156,060	4,964,269
ArthroCare Corp. (1)	179,517	8,412,167
Aspect Medical Systems Inc. (1)	111,562	1,904,363
Biosite Inc. (1)	118,152	5,462,167
Bruker BioSciences Corp. (1)	288,824	2,024,656
Candela Corp. (1)	164,129	1,790,647
Cepheid Inc. (1)	376,004	2,714,749
Cerus Corp. (1)	191,120	1,060,716
Conceptus Inc. (1)	155,947	2,758,702
CONMED Corp. (1)	193,401	4,082,695
Cyberonics Inc. (1)	148,575	2,604,520
Datascope Corp.	88,282	2,954,799
DexCom Inc. (1)(2)	116,005	1,291,136
DJO Inc. (1)	156,245	6,488,855
Encore Medical Corp. (1)	407,085	2,564,636
ev3 Inc. (1)	113,415	1,929,189
FoxHollow Technologies Inc. (1)(2)	128,174	4,382,269
Haemonetics Corp. (1)	182,569	8,544,229
HealthTronics Inc. (1)	240,367	1,483,064
Hologic Inc. (1)(2)	361,809	15,745,928
ICU Medical Inc. (1)	97,989	4,456,540
Immucor Inc. (1)	465,801	10,438,600
IntraLase Corp. (1)	147,633	2,909,846
Invacare Corp.	213,051	5,010,960
Inverness Medical Innovations Inc. (1)	190,040	6,605,790
IRIS International Inc. (1)	119,881	1,378,632
Kensey Nash Corp. (1)	79,406	2,324,214
Kyphon Inc. (1)	303,580	11,359,964
LCA-Vision Inc.	142,506	5,886,923
Luminex Corp. (1)	220,016	4,010,892
Medical Action Industries Inc. (1)	62,927	1,692,107
Mentor Corp.	249,462	12,570,390

Merge Technologies Inc. (1)	168,495	1,159,246
Meridian Bioscience Inc.	144,656	3,400,863
Merit Medical Systems Inc. (1)	186,535	2,533,145
Natus Medical Inc. (1)	143,996	1,965,545
Neurometrix Inc. (1)(2)	85,718	1,629,499
Northstar Neuroscience Inc. (1)	77,821	1,027,237
NuVasive Inc. (1)	227,831	4,581,681
NxStage Medical Inc. (1)	82,249	721,324
Oakley Inc.	171,409	2,922,523
OraSure Technologies Inc. (1)	316,463	2,544,363
Palomar Medical Technologies Inc. (1)	119,417	5,039,397
PolyMedica Corp.	158,298	6,776,737
PSS World Medical Inc. (1)	463,638	9,268,124
Quidel Corp. (1)	206,630	2,917,616
Sirona Dental Systems Inc.	121,291	3,994,113
Solexa Inc. (1)	161,977	1,428,637
SonoSite Inc. (1)(2)	112,152	3,185,117
Spectranetics Corp. (1)	209,347	2,449,360
Stereotaxis Inc. (1)(2)	160,658	1,662,810
Steris Corp.	464,610	11,178,517
SurModics Inc. (1)(2)	109,706	3,852,875
Symmetry Medical Inc. (1)	240,069	3,622,641
ThermoGenesis Corp. (1)	377,191	1,459,729
Thoratec Corp. (1)	361,779	5,647,370
TriPath Imaging Inc. (1)	216,290	1,953,099
Ventana Medical Systems Inc. (1)	197,938	8,081,809
Viasys Healthcare Inc. (1)	222,247	6,054,008
Visicu Inc. (1)	47,821	428,954
Vital Images Inc. (1)	90,439	2,856,064
Vital Sign Inc.	46,807	2,649,744
Volcano Corp.	57,618	662,031
West Pharmaceutical Services Inc.	221,757	8,708,397
Wright Medical Group Inc. (1)	234,881	5,695,864
Young Innovations Inc.	33,754	1,213,794
Zoll Medical Corp. (1)	66,444	2,384,675

		299,677,588
HEALTH CARE - SERVICES—1.58%
Air Methods Corp. (1)	70,903	1,673,311
Alliance Imaging Inc. (1)	106,078	828,469
Amedisys Inc. (1)(2)	109,391	4,339,541
AMERIGROUP Corp. (1)	354,834	10,485,345
AmSurg Corp. (1)	204,189	4,545,247
Apria Healthcare Group Inc. (1)	290,872	5,741,813
Bio-Reference Laboratories Inc. (1)	71,082	1,595,791
Capital Senior Living Corp. (1)	149,850	1,386,113
Centene Corp. (1)	295,704	4,861,374
Emeritus Corp. (1)	33,701	726,257
Five Star Quality Care Inc. (1)	215,866	2,322,718
Genesis HealthCare Corp. (1)	134,285	6,395,995
Gentiva Health Services Inc. (1)	184,209	3,028,396
Healthways Inc. (1)	237,006	10,570,468
Horizon Health Corp. (1)	103,626	1,582,369
Hythiam Inc. (1)(2)	178,044	1,285,478
Kindred Healthcare Inc. (1)	195,314	5,806,685
LHC Group Inc. (1)	81,248	1,813,455
Magellan Health Services Inc. (1)	254,029	10,821,635
Matria Healthcare Inc. (1)	144,514	4,016,044
MedCath Corp. (1)	54,031	1,625,793
Molina Healthcare Inc. (1)	83,648	2,957,793
National Healthcare Corp.	44,422	2,386,794
NightHawk Radiology Holdings Inc. (1)(2)	43,431	830,835
Odyssey Healthcare Inc. (1)	237,075	3,361,724

Option Care Inc.	179,797	2,407,482
Psychiatric Solutions Inc. (1)	363,504	12,391,851
Radiation Therapy Services Inc. (1)	84,053	2,456,869
RehabCare Group Inc. (1)	115,702	1,515,696
Res-Care Inc. (1)	152,102	3,055,729
Sun Healthcare Group Inc. (1)	158,656	1,703,965
Sunrise Senior Living Inc. (1)	304,950	9,108,857
Symbion Inc. (1)	123,247	2,262,815
United Surgical Partners International Inc. (1)	304,951	7,571,933
VistaCare Inc. Class A (1)	72,448	753,459

		138,218,099
HOLDING COMPANIES - DIVERSIFIED—0.04%
Resource America Inc. Class A	108,593	2,258,734
Star Maritime Acquisition Corp. (1)(2)	130,351	1,252,673

		3,511,407
HOME BUILDERS—0.61%
AMREP Corp.	11,589	566,354
Brookfield Homes Corp. (2)	84,335	2,374,874
Cavco Industries Inc. (1)	43,929	1,384,203
Champion Enterprises Inc. (1)	524,926	3,621,989
Fleetwood Enterprises Inc. (1)	438,739	2,952,713
Hovnanian Enterprises Inc. Class A (1)(2)	342,344	10,044,373
Levitt Corp. Class A	111,558	1,311,922
M/I Homes Inc. (2)	82,427	2,913,794
Meritage Homes Corp. (1)	155,292	6,461,700
Monaco Coach Corp.	182,544	2,033,540
Orleans Homebuilders Inc.	31,929	374,527
Palm Harbor Homes Inc. (1)(2)	66,105	988,931
Skyline Corp.	46,926	1,793,042
Technical Olympic USA Inc.	135,251	1,329,517
WCI Communities Inc. (1)(2)	228,887	3,991,789
Williams Scotsman International Inc. (1)	204,908	4,376,835
Winnebago Industries Inc. (2)	223,584	7,016,066

		53,536,169
HOME FURNISHINGS—0.52%
American Woodmark Corp. (2)	81,848	2,757,459
Audiovox Corp. Class A (1)	113,811	1,584,249
DTS Inc. (1)	120,976	2,562,272
Ethan Allen Interiors Inc.	226,860	7,862,968
Furniture Brands International Inc. (2)	309,760	5,897,830
Hooker Furniture Corp.	73,753	1,081,219
Kimball International Inc. Class B	169,430	3,269,999
La-Z-Boy Inc. (2)	354,687	4,951,431
Sealy Corp.	138,729	1,811,801
Stanley Furniture Co. Inc.	84,164	1,793,535
Tempur-Pedic International Inc. (1)(2)	344,940	5,922,620
TiVo Inc. (1)	524,828	3,983,445
Universal Electronics Inc. (1)	94,549	1,796,431

		45,275,259
HOUSEHOLD PRODUCTS & WARES—0.92%
ACCO Brands Corp. (1)	309,105	6,880,677
American Greetings Corp. Class A	366,541	8,474,428
Blyth Inc.	177,070	4,308,113
Central Garden & Pet Co. (1)	147,932	7,139,198
CNS Inc.	86,691	2,447,287
CSS Industries Inc.	46,891	1,393,601
Ennis Inc.	174,456	3,776,972
Fossil Inc. (1)(2)	297,525	6,408,689
Harland (John H.) Co.	184,347	6,719,448

Playtex Products Inc. (1)	383,274	5,135,872
Prestige Brands Holdings Inc. (1)	227,723	2,536,834
Russ Berrie & Co. Inc. (1)	80,614	1,228,557
Spectrum Brands Inc. (1)	253,564	2,140,080
Standard Register Co. (The)	123,137	1,625,408
Tupperware Brands Corp.	416,427	8,103,669
WD-40 Co.	115,265	4,111,503
Yankee Candle Co. Inc. (The)	279,199	8,172,155

		80,602,491
HOUSEWARES—0.04%
Lifetime Brands Inc.	77,082	1,427,559
National Presto Industries Inc.	32,863	1,816,338

		3,243,897
INSURANCE—2.59%
Affirmative Insurance Holdings Inc.	51,483	754,226
Alfa Corp.	222,762	3,847,100
American Equity Investment Life Holding Co.	381,687	4,683,299
American Physicians Capital Inc. (1)	46,944	2,271,151
Argonaut Group Inc. (1)	214,683	6,661,613
Baldwin & Lyons Inc. Class B	56,257	1,362,545
Bristol West Holdings Inc.	105,005	1,527,823
CNA Surety Corp. (1)	109,450	2,210,890
Commerce Group Inc.	373,294	11,217,485
Crawford & Co. Class B	161,936	1,099,545
Darwin Professional Underwriters Inc. (1)	36,177	803,491
Delphi Financial Group Inc. Class A	284,251	11,335,930
Direct General Corp.	101,241	1,362,704
Donegal Group Inc. Class A	89,007	1,799,722
EMC Insurance Group Inc.	40,453	1,166,665
Enstar Group Inc. (1)	22,826	2,180,796
FBL Financial Group Inc. Class A	93,181	3,118,768
First Acceptance Corp. (1)	115,115	1,322,671
FPIC Insurance Group Inc. (1)	71,380	2,827,362
Great American Financial Resources Inc.	60,367	1,263,481
Harleysville Group Inc.	94,101	3,292,594
Hilb, Rogal & Hobbs Co.	248,428	10,595,454
Horace Mann Educators Corp.	295,854	5,689,272
Independence Holding Co.	35,122	764,255
Infinity Property & Casualty Corp.	141,924	5,837,334
James River Group Inc. (1)	63,301	1,857,884
Kansas City Life Insurance Co.	27,661	1,259,682
LandAmerica Financial Group Inc.	122,430	8,054,670
Meadowbrook Insurance Group (1)	173,489	1,953,486
Midland Co. (The)	79,653	3,450,568
National Interstate Corp.	109,453	2,692,544
National Western Life Insurance Co. Class A	15,768	3,624,906
Navigators Group Inc. (The) (1)	89,370	4,290,654
NYMAGIC Inc.	40,135	1,272,280
Odyssey Re Holdings Corp. (2)	88,036	2,973,856
Ohio Casualty Corp.	436,522	11,292,824
Phoenix Companies Inc.	773,146	10,824,044
PMA Capital Corp. Class A (1)	223,261	1,969,162
Presidential Life Corp.	148,373	3,319,104
ProAssurance Corp. (1)	227,936	11,232,686
RLI Corp.	153,305	7,786,361
Safety Insurance Group Inc.	97,941	4,765,809
SCPIE Holdings Inc. (1)	69,146	1,627,697
SeaBright Insurance Holdings Inc. (1)	109,054	1,523,484
Selective Insurance Group Inc.	200,295	10,537,520
State Auto Financial Corp.	98,895	3,021,242
Stewart Information Services Corp.	117,934	4,100,565

Tower Group Inc.	115,855	3,863,764
Triad Guaranty Inc. (1)	78,857	4,035,113
21st Century Insurance Group	223,279	3,338,021
United Fire & Casualty Co.	141,540	4,430,202
Universal American Financial Corp. (1)	261,004	4,194,334
USI Holdings Corp. (1)	317,737	4,305,336
Zenith National Insurance Corp.	253,578	10,115,226

		226,709,200
INTERNET—3.57%
Access Integrated Technologies Inc. Class A (1)(2)	93,171	882,329
Agile Software Corp. (1)	388,901	2,539,524
aQuantive Inc. (1)	522,836	12,349,386
Ariba Inc. (1)	510,647	3,824,746
Art Technology Group Inc. (1)	761,698	1,949,947
@Road Inc. (1)	423,987	2,476,083
Audible Inc. (1)(2)	168,643	1,224,348
Avocent Corp. (1)	302,269	9,104,342
Blue Coat Systems Inc. (1)	99,383	1,789,888
Blue Nile Inc. (1)(2)	90,909	3,304,542
Chordiant Software Inc. (1)	544,866	1,672,739
Click Commerce Inc. (1)(2)	70,244	1,588,919
CMGI Inc. (1)	3,181,776	3,372,683
CNET Networks Inc. (1)	1,029,456	9,862,188
Cogent Communications Group Inc. (1)	144,384	1,673,411
Covad Communications Group Inc. (1)	2,017,532	3,006,123
CyberSource Corp. (1)	208,870	2,470,932
DealerTrack Holdings Inc. (1)	72,658	1,606,468
Digital Insight Corp. (1)	237,109	6,952,036
Digital River Inc. (1)	271,350	13,871,412
Digitas Inc. (1)	620,634	5,970,499
Drugstore.com Inc. (1)	550,985	1,900,898
EarthLink Inc. (1)	915,751	6,657,510
eCollege.com Inc. (1)	123,542	1,975,437
Equinix Inc. (1)(2)	196,471	11,807,907
eResearch Technology Inc. (1)(2)	339,505	2,753,386
FTD Group Inc. (1)	88,392	1,365,656
GSI Commerce Inc. (1)(2)	269,563	4,000,315
Harris Interactive Inc. (1)	369,744	2,255,438
i2 Technologies Inc. (1)(2)	97,549	1,827,093
InfoSpace Inc. (1)	214,822	3,961,318
Internap Network Services Corp. (1)	210,650	3,206,093
Internet Capital Group Inc. (1)	268,000	2,532,600
Internet Security Systems Inc. (1)	270,540	7,510,190
Interwoven Inc. (1)	292,491	3,226,176
iPass Inc. (1)(2)	443,158	2,073,979
j2 Global Communications Inc. (1)(2)	341,175	9,269,725
Jupitermedia Corp. (1)(2)	148,429	1,285,395
Knot Inc. (The) (1)	121,540	2,689,680
Lionbridge Technologies Inc. (1)	409,375	3,123,531
Liquidity Services Inc. (1)	52,953	825,537
LoopNet Inc. (1)	16,415	207,814
Move Inc. (1)	690,014	3,387,969
NetBank Inc.	318,726	1,928,292
NetFlix Inc. (1)(2)	309,333	7,046,606
NetRatings Inc. (1)	91,871	1,307,324
NIC Inc. (1)	262,374	1,351,226
1-800-FLOWERS.COM Inc. (1)	174,213	916,360
Online Resources Corp. (1)	155,194	1,901,127
Openwave Systems Inc. (1)	647,862	6,063,988
Opsware Inc. (1)	560,900	5,053,709
Overstock.com Inc. (1)(2)	82,443	1,445,226
Perficient Inc. (1)	127,109	1,993,069

Priceline.com Inc. (1)(2)	174,522	6,420,664
ProQuest Co. (1)	174,926	2,277,537
RealNetworks Inc. (1)	734,046	7,788,228
Redback Networks Inc. (1)	433,518	6,017,230
RightNow Technologies Inc. (1)	102,567	1,601,071
S1 Corp. (1)	490,512	2,261,260
Safeguard Scientifics Inc. (1)	825,708	1,618,388
Sapient Corp. (1)	561,712	3,061,330
Secure Computing Corp. (1)	305,837	1,935,948
Sohu.com Inc. (1)	177,827	3,915,751
SonicWALL Inc. (1)	441,428	4,820,394
Stamps.com Inc. (1)	128,134	2,442,234
Stellent Inc.	198,429	2,150,970
Terremark Worldwide Inc. (1)	271,764	1,508,290
TheStreet.com Inc.	126,203	1,342,800
TIBCO Software Inc. (1)	1,445,510	12,980,680
Travelzoo Inc. (1)	20,813	599,831
TriZetto Group Inc. (The) (1)	293,985	4,450,933
24/7 Real Media Inc. (1)	332,064	2,835,827
United Online Inc.	440,137	5,360,869
ValueClick Inc. (1)(2)	653,095	12,108,381
Vasco Data Security International Inc. (1)	170,970	1,771,249
Vignette Corp. (1)	203,636	2,757,231
WebEx Communications Inc. (1)	287,198	11,206,466
webMethods Inc. (1)	372,286	2,847,988
Websense Inc. (1)	329,537	7,121,295
WebSideStory Inc. (1)(2)	120,888	1,596,930

		313,142,894
INVESTMENT COMPANIES—0.42%
Apollo Investment Corp.	557,621	11,436,807
Ares Capital Corp.	336,389	5,859,896
Capital Southwest Corp.	18,828	2,243,356
Gladstone Capital Corp. (2)	78,452	1,726,729
Gladstone Investment Corp.	90,070	1,315,022
Harris & Harris Group Inc. (1)(2)	143,137	1,757,722
MCG Capital Corp.	366,422	5,983,671
Medallion Financial Corp.	101,344	1,117,824
MVC Capital Inc. (2)	117,380	1,521,245
NGP Capital Resources Co.	119,260	1,740,003
Technology Investment Capital Corp.	133,581	1,954,290

		36,656,565
IRON & STEEL—0.68%
AK Steel Holding Corp. (1)	755,491	9,171,661
Chaparral Steel Co. (1)	316,156	10,768,273
Cleveland-Cliffs Inc.	285,952	10,897,631
Gibraltar Industries Inc.	166,123	3,684,608
Olympic Steel Inc.	57,745	1,435,541
Oregon Steel Mills Inc. (1)	245,408	11,993,089
Ryerson Inc.	178,781	3,913,516
Schnitzer Steel Industries Inc. Class A	155,122	4,892,548
Shiloh Industries Inc. (1)	33,854	456,352
Steel Technologies Inc.	78,797	1,546,785
Wheeling-Pittsburgh Corp. (1)	74,435	1,273,583

		60,033,587
LEISURE TIME—0.58%
Ambassadors Group Inc.	141,320	3,996,530
Ambassadors International Inc.	49,416	1,561,051
Arctic Cat Inc.	88,103	1,462,510
Bally Total Fitness Holding Corp. (1)(2)	252,852	381,807
Callaway Golf Co.	519,638	6,812,454

K2 Inc. (1)	322,480	3,782,690
Life Time Fitness Inc. (1)	208,715	9,661,417
Marine Products Corp.	85,724	833,237
Multimedia Games Inc. (1)(2)	187,568	1,703,117
Nautilus Inc. (2)	225,489	3,100,474
Polaris Industries Inc.	284,161	11,693,225
Town Sports International Holdings Inc. (1)	65,887	864,437
WMS Industries Inc. (1)	185,153	5,408,319

		51,261,268
LODGING—0.50%
Ameristar Casinos Inc.	176,792	3,838,154
Aztar Corp. (1)	248,241	13,159,255
Gaylord Entertainment Co. (1)	279,026	12,235,290
Lodgian Inc. (1)	140,299	1,863,171
Marcus Corp.	147,784	3,394,598
Monarch Casino & Resort Inc. (1)	71,350	1,383,477
Morgans Hotel Group Co. (1)	123,368	1,542,100
MTR Gaming Group Inc. (1)	156,145	1,466,202
Riviera Holdings Corp. (1)	75,061	1,533,496
Trump Entertainment Resorts Inc. (1)(2)	211,871	3,593,332

		44,009,075
MACHINERY—1.31%
Albany International Corp. Class A	183,341	5,833,911
Applied Industrial Technologies Inc.	306,949	7,489,556
Astec Industries Inc. (1)	116,527	2,942,307
Briggs & Stratton Corp.	351,198	9,675,505
Bucyrus International Inc. Class A	216,563	9,186,602
Cascade Corp.	85,801	3,916,816
Chart Industries Inc. (1)	92,023	1,132,803
Cognex Corp.	320,103	8,085,802
Columbus McKinnon Corp. (1)	125,605	2,264,658
DXP Enterprises Inc. (1)(2)	11,863	277,476
Flow International Corp. (1)	254,054	3,295,080
Gehl Corp. (1)	72,048	1,929,445
Gerber Scientific Inc. (1)	154,906	2,320,492
Gorman-Rupp Co. (The)	63,356	2,071,741
Intermec Inc. (1)	345,796	9,115,183
Intevac Inc. (1)	144,713	2,431,178
iRobot Corp. (1)(2)	77,784	1,560,347
Kadant Inc. (1)	92,891	2,281,403
Lindsay Manufacturing Co.	79,378	2,282,118
Middleby Corp. (The) (1)	45,852	3,533,355
NACCO Industries Inc.	37,830	5,141,475
Nordson Corp.	202,000	8,051,720
Presstek Inc. (1)	202,661	1,092,343
Robbins & Myers Inc.	91,171	2,819,007
Sauer-Danfoss Inc.	71,169	1,706,633
Tecumseh Products Co. Class A (1)	113,408	1,724,936
Tennant Co.	113,402	2,760,205
TurboChef Technologies Inc. (1)(2)	92,155	1,280,955
Wabtec Corp.	333,157	9,038,549

		115,241,601
MANUFACTURING—1.76%
Actuant Corp. Class A	187,388	9,388,139
Acuity Brands Inc.	308,401	14,001,405
American Railcar Industries Inc.	62,378	1,815,824
Ameron International Corp.	60,149	3,996,300
AptarGroup Inc.	241,239	12,274,240
Barnes Group Inc.	271,879	4,774,195
Blount International Inc. (1)	261,482	2,620,050

Ceradyne Inc. (1)(2)	184,216	7,569,435
CLARCOR Inc.	355,579	10,841,604
EnPro Industries Inc. (1)	144,752	4,351,245
ESCO Technologies Inc. (1)	177,129	8,155,019
Federal Signal Corp.	330,611	5,041,818
Flanders Corp. (1)	86,494	740,389
FreightCar America Inc.	86,135	4,565,155
GenTek Inc. (1)	70,700	1,952,027
Griffon Corp. (1)	204,133	4,872,655
Hexcel Corp. (1)	640,870	9,068,311
Jacuzzi Brands Inc. (1)	532,561	5,320,284
Koppers Holdings Inc.	69,007	1,309,063
Lancaster Colony Corp.	166,502	7,452,630
Matthews International Corp. Class A	220,512	8,117,047
Myers Industries Inc.	183,554	3,120,418
PW Eagle Inc. (2)	71,954	2,159,340
Raven Industries Inc.	110,716	3,322,587
Reddy Ice Holdings Inc.	114,293	2,765,891
Smith & Wesson Holding Corp. (1)	199,840	2,773,779
Smith (A.O.) Corp.	140,618	5,544,568
Standex International Corp.	85,407	2,381,147
Tredegar Corp.	234,587	3,926,986

		154,221,551
MEDIA—1.38%
Acacia Research Corp. - Acacia
Technologies Group (1)	191,469	2,173,173
Belo Corp.	623,815	9,862,515
Charter Communications Inc. Class A (1)	2,919,760	4,438,035
Citadel Broadcasting Corp.	252,082	2,369,571
CKX Inc. (1)	349,763	4,354,549
Courier Corp.	69,346	2,575,510
Cox Radio Inc. Class A (1)	310,709	4,769,383
Crown Media Holdings Inc. (1)(2)	105,244	472,546
Cumulus Media Inc. Class A (1)	234,833	2,245,003
Emmis Communications Corp. (1)	227,002	2,780,775
Entercom Communications Corp.	218,862	5,515,322
Entravision Communications Corp. (1)	460,892	3,429,036
Fisher Communications Inc. (1)	52,331	2,174,353
Gemstar-TV Guide International Inc. (1)	1,701,725	5,649,727
Gray Television Inc.	294,671	1,888,841
Journal Communications Inc. Class A	301,269	3,395,302
Journal Register Co.	270,500	1,533,735
Lee Enterprises Inc.	314,083	7,927,455
Lin TV Corp. Class A (1)	190,537	1,482,378
LodgeNet Entertainment Corp. (1)	113,558	2,143,975
Martha Stewart Living Omnimedia Inc. Class A (2)	172,896	3,070,633
Media General Inc. Class A	151,605	5,718,541
Mediacom Communications Corp. (1)	379,434	2,701,570
Outdoor Channel Holdings Inc. (1)	89,640	976,180
Playboy Enterprises Inc. Class B (1)	146,566	1,379,186
PRIMEDIA Inc. (1)	1,370,491	2,083,146
Private Media Group Inc. (1)(2)	172,023	694,973
Radio One Inc. Class D (1)	523,327	3,270,794
Readers Digest Association Inc. (The)	661,670	8,575,243
Salem Communications Corp. Class A	67,701	765,698
Scholastic Corp. (1)	240,859	7,502,758
Sinclair Broadcast Group Inc. Class A	311,071	2,441,907
Spanish Broadcasting System Inc. Class A (1)	306,827	1,340,834
Sun-Times Media Group Inc. Class A	464,333	3,055,311
Value Line Inc.	9,295	433,240
Westwood One Inc.	483,422	3,422,628
World Wrestling Entertainment Inc.	147,605	2,425,150

		121,038,976

METAL FABRICATE & HARDWARE—0.81%
Ampco-Pittsburgh Corp.	49,734	1,538,273
Castle (A.M.) & Co.	68,335	1,834,111
CIRCOR International Inc.	109,496	3,345,103
Dynamic Materials Corp.	80,732	2,617,331
Foster (L.B.) Co. Class A (1)	70,748	1,139,043
Kaydon Corp.	193,677	7,169,923
Ladish Co. Inc. (1)	96,312	2,781,491
Lawson Products Inc.	30,772	1,289,962
Mueller Industries Inc.	253,008	8,898,291
Mueller Water Products Inc. Class A (1)	172,039	2,513,490
NN Inc.	118,706	1,404,292
NS Group Inc. (1)(2)	154,238	9,956,063
Quanex Corp.	259,274	7,868,966
RBC Bearings Inc. (1)	140,172	3,385,154
Valmont Industries Inc.	124,203	6,489,607
Worthington Industries Inc.	497,071	8,480,031

		70,711,131
MINING—0.58%
AMCOL International Corp.	150,363	3,745,542
Brush Engineered Materials Inc. (1)	133,666	3,324,273
Century Aluminum Co. (1)	158,675	5,339,414
Coeur d’Alene Mines Corp. (1)	1,908,791	8,990,406
Compass Minerals International Inc.	219,499	6,214,017
Hecla Mining Co. (1)	820,416	4,709,188
Royal Gold Inc. (2)	133,871	3,631,920
RTI International Metals Inc. (1)	156,252	6,809,462
Stillwater Mining Co. (1)	284,693	2,391,421
USEC Inc.	596,884	5,753,962

		50,909,605
OFFICE & BUSINESS EQUIPMENT—0.21%
Global Imaging Systems Inc. (1)	355,908	7,854,890
IKON Office Solutions Inc.	754,651	10,142,509

		17,997,399
OFFICE FURNISHINGS—0.28%
CompX International Inc.	10,747	167,546
Herman Miller Inc.	455,609	15,586,384
Interface Inc. Class A (1)	328,910	4,236,361
Knoll Inc.	207,947	4,200,529

		24,190,820
OIL & GAS—2.74%
Alon USA Energy Inc.	83,006	2,447,847
Arena Resources Inc. (1)	80,628	2,589,771
Atlas America Inc. (1)	119,247	5,089,462
ATP Oil & Gas Corp. (1)	138,537	5,117,557
Atwood Oceanics Inc. (1)	185,331	8,334,335
Aurora Oil & Gas Corp. (1)(2)	457,063	1,398,613
Berry Petroleum Co. Class A	242,395	6,825,843
Bill Barrett Corp. (1)	195,409	4,799,245
Bois d’Arc Energy Inc. (1)	116,146	1,777,034
Brigham Exploration Co. (1)	312,879	2,118,191
Bronco Drilling Co. Inc. (1)	92,559	1,627,187
Callon Petroleum Co. (1)	139,978	1,898,102
Carrizo Oil & Gas Inc. (1)	152,300	3,927,817
Clayton Williams Energy Inc. (1)	36,796	1,114,919
Comstock Resources Inc. (1)	295,138	8,012,997
Crosstex Energy Inc.	72,551	6,498,393

Delek US Holdings Inc. (1)	70,256	1,299,736
Delta Petroleum Corp. (1)	363,333	8,182,259
Edge Petroleum Corp. (1)	118,591	1,953,194
Encore Acquisition Co. (1)	362,514	8,823,591
Energy Partners Ltd. (1)	262,839	6,478,981
EXCO Resources Inc. (1)	358,027	4,443,115
Exploration Company of Delaware (The) (1)	199,179	1,906,143
Gasco Energy Inc. (1)(2)	499,500	1,348,650
GeoGlobal Resources Inc. (1)(2)	203,980	1,195,323
Geomet Inc. (1)	75,468	709,399
Giant Industries Inc. (1)	100,466	8,157,839
GMX Resources Inc. (1)	54,838	1,721,365
Goodrich Petroleum Corp. (1)(2)	86,245	2,597,699
Grey Wolf Inc. (1)	1,335,302	8,919,817
Gulfport Energy Corp. (1)	87,910	1,018,877
Harvest Natural Resources Inc. (1)	255,663	2,646,112
Houston Exploration Co. (1)	199,699	11,013,400
Mariner Energy Inc. (1)	502,788	9,236,216
McMoRan Exploration Co. (1)(2)	166,928	2,961,303
Meridian Resource Corp. (The) (1)	593,545	1,816,248
Parallel Petroleum Corp. (1)	256,804	5,151,488
Parker Drilling Co. (1)	741,578	5,250,372
Penn Virginia Corp.	128,039	8,118,953
PetroCorp Inc. Escrow (3)	26,106	3
Petrohawk Energy Corp. (1)	976,807	10,139,257
Petroleum Development Corp. (1)	112,011	4,468,119
PetroQuest Energy Inc. (1)	282,307	2,944,462
Pioneer Drilling Co. (1)	284,808	3,656,935
PrimeEnergy Corp. (1)	4,979	354,903
Quest Resource Corp. (1)	133,004	1,181,076
RAM Energy Resources Inc. (1)(2)	142,230	682,704
Rosetta Resources Inc. (1)	347,319	5,963,467
Stone Energy Corp. (1)	187,151	7,575,872
Sulphco Inc. (1)(2)	239,834	1,489,369
Swift Energy Co. (1)(2)	200,003	8,364,125
Toreador Resources Corp. (1)(2)	83,219	1,532,894
Transmeridian Exploration Inc. (1)(2)	478,228	1,889,001
VAALCO Energy Inc. (1)	396,949	2,850,094
Warren Resources Inc. (1)	366,113	4,459,256
Western Refining Inc.	159,180	3,699,343
Whiting Petroleum Corp. (1)(2)	253,762	10,175,856

		239,954,129
OIL & GAS SERVICES—1.75%
Allis-Chalmers Energy Inc. (1)	130,111	1,904,825
Basic Energy Services Inc. (1)	85,269	2,080,564
CARBO Ceramics Inc.	137,638	4,959,097
Complete Production Services Inc. (1)	178,982	3,533,105
Dawson Geophysical Co. (1)	51,995	1,544,252
Dril-Quip Inc. (1)	76,154	5,154,103
Gulf Island Fabrication Inc.	82,526	2,153,103
Hanover Compressor Co. (1)	702,146	12,793,100
Hercules Offshore Inc. (1)	139,064	4,317,937
Hornbeck Offshore Services Inc. (1)	168,537	5,645,990
Hydril Co. (1)	122,339	6,858,324
Input/Output Inc. (1)(2)	483,888	4,805,008
Lone Star Technologies Inc. (1)	211,420	10,228,500
Lufkin Industries Inc.	101,602	5,376,778
MarkWest Hydrocarbon Inc.	42,840	1,199,520
Matrix Service Co. (1)	143,342	1,876,347
Maverick Tube Corp. (1)	254,912	16,525,945
Metretek Technologies Inc. (1)(2)	107,553	1,284,183
NATCO Group Inc. Class A (1)	100,060	2,881,728

Newpark Resources Inc. (1)	615,272	3,279,400
Oil States International Inc. (1)	339,990	9,349,725
RPC Inc.	145,799	2,671,038
Superior Well Services Inc. (1)	74,300	1,471,140
T-3 Energy Services Inc. (1)	9,720	195,080
Trico Marine Services Inc. (1)	81,446	2,748,803
Union Drilling Inc. (1)	92,240	1,014,640
Universal Compression Holdings Inc. (1)	207,117	11,070,404
Veritas DGC Inc. (1)	244,176	16,071,664
Warrior Energy Service Corp. (1)	66,141	1,703,131
W-H Energy Services Inc. (1)	202,206	8,385,483

		153,082,917
PACKAGING & CONTAINERS—0.24%
AEP Industries Inc. (1)	46,503	1,950,801
Chesapeake Corp.	137,320	1,965,049
Graphic Packaging Corp. (1)	519,423	1,901,088
Greif Inc. Class A	113,134	9,063,165
Silgan Holdings Inc.	159,747	6,000,097

		20,880,200
PHARMACEUTICALS—3.46%
ACADIA Pharmaceuticals Inc. (1)(2)	166,900	1,442,016
Adams Respiratory Therapeutics Inc. (1)	208,356	7,623,746
Adolor Corp. (1)	310,342	4,304,444
Akorn Inc. (1)(2)	308,568	1,113,930
Alkermes Inc. (1)	663,984	10,524,146
Alnylam Pharmaceuticals Inc. (1)(2)	218,706	3,151,553
Alpharma Inc. Class A	291,446	6,816,922
Altus Pharmaceuticals Inc. (1)	50,437	805,479
Anadys Pharmaceuticals Inc. (1)	198,034	574,299
Andrx Corp. (1)	507,087	12,388,135
Array BioPharma Inc. (1)	269,744	2,298,219
AtheroGenics Inc. (1)(2)	271,490	3,575,523
Auxilium Pharmaceuticals Inc. (1)(2)	170,980	1,730,318
AVANIR Pharmaceuticals Class A (1)(2)	217,941	1,508,152
AVI BioPharma Inc. (1)(2)	346,136	1,256,474
Bentley Pharmaceuticals Inc. (1)	133,300	1,599,600
Bioenvision Inc. (1)	248,723	1,370,464
BioMarin Pharmaceutical Inc. (1)	586,189	8,341,469
Bradley Pharmaceuticals Inc. (1)	100,605	1,601,632
Caraco Pharmaceutical Laboratories Ltd. (1)	66,576	676,412
CombinatoRX Inc. (1)	169,244	1,054,390
Connetics Corp. (1)	234,048	2,551,123
Conor Medsystems Inc. (1)	206,281	4,862,043
Cubist Pharmaceuticals Inc. (1)(2)	372,883	8,106,476
CV Therapeutics Inc. (1)(2)	380,427	4,237,957
Cypress Bioscience Inc. (1)	221,125	1,614,213
Dendreon Corp. (1)	491,439	2,196,732
Depomed Inc. (1)	253,149	1,032,848
Durect Corp. (1)	416,393	1,707,211
Emisphere Technologies Inc. (1)	164,493	1,389,966
Genta Inc. (1)(2)	950,716	741,558
HealthExtras Inc. (1)	186,346	5,275,455
Hi-Tech Pharmacal Co. Inc. (1)	63,838	806,912
Idenix Pharmaceuticals Inc. (1)(2)	170,324	1,652,143
I-Flow Corp. (1)	160,550	1,929,811
Indevus Pharmaceuticals Inc. (1)	373,673	2,212,144
Isis Pharmaceuticals Inc. (1)	502,063	3,604,812
K-V Pharmaceutical Co. Class A (1)	265,611	6,294,981
Mannatech Inc. (2)	112,530	1,994,032
MannKind Corp. (1)(2)	154,181	2,929,439
Medarex Inc. (1)	838,957	9,010,398

Medicines Co. (The) (1)	344,124	7,763,437
Medicis Pharmaceutical Corp. Class A	373,710	12,089,519
MGI Pharma Inc. (1)	536,470	9,232,649
Nabi Biopharmaceuticals (1)	411,006	2,375,615
Nastech Pharmaceutical Co. Inc. (1)(2)	148,231	2,262,005
NBTY Inc. (1)	378,807	11,087,681
Neurocrine Biosciences Inc. (1)	258,090	2,774,468
New River Pharmaceuticals Inc. (1)(2)	109,315	2,812,675
Noven Pharmaceuticals Inc. (1)	162,340	3,915,641
NPS Pharmaceuticals Inc. (1)	316,842	1,207,168
Nuvelo Inc. (1)	355,411	6,482,697
Onyx Pharmaceuticals Inc. (1)(2)	284,058	4,911,363
OSI Pharmaceuticals Inc. (1)(2)	390,687	14,662,483
Osiris Therapeutics Inc. (1)	25,775	258,008
Pain Therapeutics Inc. (1)(2)	244,623	2,108,650
Par Pharmaceutical Companies Inc. (1)	240,169	4,380,683
Penwest Pharmaceuticals Co. (1)	157,055	2,614,966
Perrigo Co.	533,484	9,053,223
PetMed Express Inc. (1)	129,224	1,349,099
Pharmion Corp. (1)	165,405	3,564,478
POZEN Inc. (1)	172,420	2,217,321
Progenics Pharmaceuticals Inc. (1)	153,248	3,595,198
Renovis Inc. (1)	149,067	2,051,162
Rigel Pharmaceuticals Inc. (1)	170,772	1,753,828
Salix Pharmaceuticals Ltd. (1)	318,734	4,322,033
Santarus Inc. (1)(2)	316,596	2,349,142
Sciele Pharma Inc. (1)	199,262	3,754,096
Somaxon Pharmaceuticals Inc. (1)	34,001	418,552
Tanox Inc. (1)	166,475	1,967,735
Tiens Biotech Group (USA) Inc. (1)	23,898	69,304
Trimeris Inc. (1)	121,762	1,071,506
United Therapeutics Inc. (1)	161,832	8,502,653
USANA Health Sciences Inc. (1)(2)	64,205	2,862,901
Valeant Pharmaceuticals International	637,328	12,606,348
ViroPharma Inc. (1)	470,819	5,729,867
XenoPort Inc. (1)	137,816	2,807,312
Zymogenetics Inc. (1)	256,883	4,333,616

		303,226,659
REAL ESTATE—0.20%
Avatar Holdings Inc. (1)(2)	40,012	2,363,109
California Coastal Communities Inc. (1)	70,320	1,445,779
Consolidated-Tomoka Land Co.	39,126	2,510,715
HouseValues Inc. (1)(2)	100,905	589,285
Resource Capital Corp.	27,137	419,267
Tarragon Corp. (2)	92,346	961,322
Trammell Crow Co. (1)	247,687	9,043,052

		17,332,529
REAL ESTATE INVESTMENT TRUSTS—7.39%
Aames Investment Corp.	334,826	1,178,588
Acadia Realty Trust	217,980	5,558,490
Affordable Residential Communities Inc. (1)	235,656	2,283,507
Agree Realty Corp.	53,364	1,753,007
Alexander’s Inc. (1)	13,759	4,268,730
Alexandria Real Estate Equities Inc.	182,601	17,127,974
American Campus Communities Inc.	156,386	3,989,407
American Financial Realty Trust	889,427	9,926,005
American Home Mortgage Investment Corp.	302,721	10,555,881
Anthracite Capital Inc.	391,506	5,034,767
Anworth Mortgage Asset Corp.	310,125	2,589,544
Arbor Realty Trust Inc.	81,795	2,090,680
Ashford Hospitality Trust Inc.	412,147	4,916,914

BioMed Realty Trust Inc.	447,896	13,589,165
Capital Lease Funding Inc.	227,924	2,527,677
Capital Trust Inc. Class A	67,705	2,757,625
Cedar Shopping Centers Inc.	231,111	3,737,065
CentraCore Properties Trust	75,189	2,387,251
Corporate Office Properties Trust	228,930	10,246,907
Cousins Properties Inc.	262,963	8,995,964
Crescent Real Estate Equities Co.	541,375	11,807,389
Crystal River Capital Inc. (1)	55,283	1,264,875
Deerfield Triarc Capital Corp.	354,063	4,641,766
DiamondRock Hospitality Co.	440,193	7,311,606
Digital Realty Trust Inc.	126,021	3,946,978
EastGroup Properties Inc.	161,081	8,031,499
Education Realty Trust Inc.	181,821	2,683,678
Entertainment Properties Trust	181,663	8,959,619
Equity Inns Inc.	374,367	5,959,923
Equity Lifestyle Properties Inc.	133,398	6,097,623
Equity One Inc.	262,007	6,280,308
Extra Space Storage Inc.	395,269	6,842,106
FelCor Lodging Trust Inc.	418,116	8,383,226
Fieldstone Investment Corp.	334,398	2,919,295
First Industrial Realty Trust Inc.	307,355	13,523,620
First Potomac Realty Trust	164,334	4,966,173
Franklin Street Properties Corp.	397,146	7,887,320
Getty Realty Corp.	120,730	3,534,974
Glenborough Realty Trust Inc.	220,862	5,682,779
Glimcher Realty Trust (2)	251,581	6,234,177
GMH Communities Trust	273,292	3,448,945
Gramercy Capital Corp.	128,443	3,238,048
Healthcare Realty Trust Inc.	328,238	12,607,622
Heritage Property Investment Trust Inc.	194,074	7,075,938
Hersha Hospitality Trust	209,173	2,008,061
Highland Hospitality Corp.	410,155	5,877,521
Highwoods Properties Inc.	371,266	13,814,808
Home Properties Inc.	236,951	13,544,119
HomeBanc Corp.	390,513	2,401,655
Impac Mortgage Holdings Inc.	521,675	4,888,095
Inland Real Estate Corp.	464,332	8,135,097
Innkeepers USA Trust	295,890	4,820,048
Investors Real Estate Trust	320,937	3,132,345
JER Investors Trust Inc.	176,653	3,031,365
Kite Realty Group Trust	196,546	3,349,144
KKR Financial Corp.	551,954	13,544,951
LaSalle Hotel Properties	274,405	11,892,713
Lexington Corporate Properties Trust	363,068	7,689,780
Longview Fibre Co.	451,427	9,172,997
LTC Properties Inc.	160,977	3,903,692
Luminent Mortgage Capital Inc.	268,664	2,764,553
Maguire Properties Inc.	259,983	10,591,707
Medical Properties Trust Inc.	274,108	3,670,306
MFA Mortgage Investments Inc.	545,355	4,062,895
Mid-America Apartment Communities Inc.	162,233	9,931,904
Mills Corp.	388,608	6,493,640
MortgageIT Holdings Inc.	200,421	2,821,928
National Health Investors Inc.	162,044	4,590,707
National Retail Properties Inc.	397,499	8,585,978
Nationwide Health Properties Inc.	549,981	14,706,492
Newcastle Investment Corp.	302,096	8,280,451
Newkirk Realty Trust Inc.	133,307	2,196,899
NorthStar Realty Finance Corp.	291,252	3,698,900
NovaStar Financial Inc. (2)	225,416	6,579,893
Omega Healthcare Investors Inc.	398,225	5,977,357
Parkway Properties Inc.	97,639	4,539,237

Pennsylvania Real Estate Investment Trust	251,648	10,712,655
Post Properties Inc.	294,578	13,998,347
PS Business Parks Inc.	109,688	6,614,186
RAIT Investment Trust	191,657	5,529,304
Ramco-Gershenson Properties Trust	115,868	3,701,983
Realty Income Corp.	612,053	15,123,830
Redwood Trust Inc.	133,275	6,713,062
Republic Property Trust	179,071	1,973,362
Saul Centers Inc.	74,950	3,372,750
Saxon Capital Inc.	344,473	4,836,401
Senior Housing Properties Trust	438,944	9,367,065
Sizeler Property Investors Inc.	118,592	1,782,438
Sovran Self Storage Inc.	120,655	6,702,385
Spirit Finance Corp.	664,984	7,720,464
Strategic Hotels & Resorts Inc.	502,569	9,991,072
Sun Communities Inc.	123,877	3,959,109
Sunstone Hotel Investors Inc.	397,900	11,825,588
Tanger Factory Outlet Centers Inc.	212,586	7,572,313
Trustreet Properties Inc.	463,367	5,796,721
Universal Health Realty Income Trust	81,383	2,917,581
Urstadt Biddle Properties Inc. Class A	145,240	2,639,011
U-Store-It Trust	322,779	6,926,837
Washington Real Estate Investment Trust	308,953	12,296,329
Windrose Medical Properties Trust	139,185	2,460,791
Winston Hotels Inc.	194,581	2,397,238
Winthrop Realty Trust Inc.	174,008	1,122,352

		647,597,047
RETAIL—6.59%
AC Moore Arts & Crafts Inc. (1)	106,821	2,032,804
Aeropostale Inc. (1)	374,334	10,941,783
AFC Enterprises Inc. (1)	175,486	2,534,018
America’s Car-Mart Inc. (1)(2)	62,798	1,033,027
Applebee’s International Inc.	510,003	10,970,165
Asbury Automotive Group Inc.	84,195	1,734,417
Bebe Stores Inc.	162,698	4,031,656
Big 5 Sporting Goods Corp.	155,627	3,548,296
Big Lots Inc. (1)	775,558	15,363,804
BJ’s Restaurants Inc. (1)	94,699	2,084,325
Blockbuster Inc. Class A (1)(2)	1,308,672	5,025,300
Bob Evans Farms Inc.	246,164	7,453,846
Bon-Ton Stores Inc. (The) (2)	45,644	1,357,453
Books-A-Million Inc.	97,086	1,732,985
Borders Group Inc.	444,508	9,067,963
Brown Shoe Co. Inc.	194,714	6,978,550
Buckle Inc. (The)	66,176	2,510,717
Buffalo Wild Wings Inc. (1)	50,151	1,918,276
Build-A-Bear Workshop Inc. (1)(2)	101,274	2,306,009
Cabela’s Inc. Class A (1)(2)	220,104	4,782,860
Cache Inc. (1)	84,418	1,510,238
California Pizza Kitchen Inc. (1)	135,643	4,059,795
Casey’s General Store Inc.	345,804	7,701,055
Cash America International Inc.	203,273	7,943,909
Casual Male Retail Group Inc. (1)	211,817	2,908,247
Cato Corp. Class A	210,220	4,605,920
CBRL Group Inc.	209,976	8,489,330
CEC Entertainment Inc. (1)	228,669	7,205,360
Charlotte Russe Holding Inc. (1)	114,149	3,143,663
Charming Shoppes Inc. (1)	840,335	11,999,984
Children’s Place Retail Stores Inc. (The) (1)	155,195	9,937,136
Chipotle Mexican Grill Inc. Class A (1)(2)	53,979	2,681,137
Christopher & Banks Corp.	250,675	7,389,899
Citi Trends Inc. (1)(2)	43,304	1,494,421

CKE Restaurants Inc.	467,383	7,814,644
Conn’s Inc. (1)(2)	54,116	1,129,401
Cosi Inc. (1)	236,327	1,266,713
Cost Plus Inc. (1)(2)	152,239	1,822,301
CSK Auto Corp. (1)	300,207	4,232,919
Deb Shops Inc.	34,947	896,041
dELiA*s Inc. (1)	147,463	1,135,465
Denny’s Corp. (1)	629,837	2,147,744
Domino’s Pizza Inc.	260,207	6,674,310
Dress Barn Inc. (1)	315,918	6,893,331
DSW Inc. Class A (1)(2)	110,877	3,492,626
EZCORP Inc. (1)	81,020	3,133,854
Finish Line Inc. (The) Class A	293,127	3,699,263
First Cash Financial Services Inc. (1)	192,088	3,955,092
Fred’s Inc.	273,887	3,456,454
Genesco Inc. (1)(2)	159,828	5,509,271
Group 1 Automotive Inc.	170,477	8,506,802
Guitar Center Inc. (1)	200,969	8,979,295
Haverty Furniture Companies Inc.	155,076	2,473,462
Hibbet Sporting Goods Inc. (1)	221,648	5,802,745
Hot Topic Inc. (1)	302,596	3,370,919
IHOP Corp.	126,177	5,848,304
Insight Enterprises Inc. (1)	331,415	6,830,463
J. Crew Group Inc. (1)	159,354	4,791,775
Jack in the Box Inc. (1)	242,786	12,668,573
Jo-Ann Stores Inc. (1)(2)	165,314	2,764,050
Jos. A. Bank Clothiers Inc. (1)(2)	123,280	3,693,469
Kenneth Cole Productions Inc. Class A	62,776	1,529,851
Krispy Kreme Doughnuts Inc. (1)(2)	377,427	3,057,159
Landry’s Restaurants Inc.	112,238	3,383,976
Lithia Motors Inc. Class A	108,182	2,674,259
Lone Star Steakhouse & Saloon Inc.	113,837	3,161,253
Longs Drug Stores Corp.	218,575	10,056,636
Luby’s Inc. (1)	146,697	1,447,899
MarineMax Inc. (1)(2)	113,404	2,886,132
McCormick & Schmick’s Seafood Restaurants Inc. (1)	82,026	1,844,765
Men’s Wearhouse Inc. (The)	327,094	12,171,168
Morton’s Restaurant Group Inc. (1)	68,405	1,054,121
Movado Group Inc.	121,092	3,078,159
New York & Co. Inc. (1)	146,464	1,915,749
99 Cents Only Stores (1)	325,523	3,850,937
Nu Skin Enterprises Inc. Class A	395,551	6,930,054
O’Charley’s Inc. (1)	159,076	3,017,672
P.F. Chang’s China Bistro Inc. (1)(2)	182,133	6,321,836
Pacific Sunwear of California Inc. (1)	499,846	7,537,678
Pantry Inc. (The) (1)	155,775	8,781,037
Papa John’s International Inc. (1)	167,212	6,038,025
Payless ShoeSource Inc. (1)	457,006	11,379,449
Pep Boys - Manny, Moe & Jack Inc.	372,090	4,781,357
PETCO Animal Supplies Inc. (1)	398,319	11,407,856
Pier 1 Imports Inc.	597,275	4,431,781
PriceSmart Inc. (1)	54,478	822,618
Rare Hospitality International Inc. (1)	232,772	7,113,512
Red Robin Gourmet Burgers Inc. (1)(2)	113,293	5,223,940
Regis Corp.	313,468	11,237,828
Restoration Hardware Inc. (1)(2)	203,378	1,763,287
Retail Ventures Inc. (1)(2)	137,728	2,122,388
Ruby Tuesday Inc.	405,241	11,423,744
Rush Enterprises Inc. Class A (1)	149,914	2,500,566
Ruth’s Chris Steak House Inc. (1)	119,017	2,239,900
Ryan’s Restaurant Group Inc. (1)	288,880	4,584,526
School Specialty Inc. (1)	157,587	5,561,245

Select Comfort Corp. (1)(2)	369,658	8,088,117
Shoe Carnival Inc. (1)	57,552	1,451,461
Smart & Final Inc. (1)	94,939	1,620,609
Sonic Automotive Inc.	206,728	4,773,350
Sonic Corp. (1)	589,409	13,326,537
Stage Stores Inc.	182,661	5,359,274
Steak n Shake Co. (The) (1)	192,590	3,252,845
Stein Mart Inc.	179,515	2,730,423
Syms Corp. (1)	44,696	910,011
Systemax Inc. (1)	65,545	1,050,031
Talbots Inc. (The)	154,060	4,198,135
Texas Roadhouse Inc. Class A (1)	358,914	4,407,464
Triarc Companies Inc. Class B	422,665	6,390,695
Tuesday Morning Corp.	206,409	2,864,957
Tween Brands Inc. (1)	230,789	8,677,666
Under Armour Inc. Class A (1)	142,733	5,712,175
West Marine Inc. (1)	99,017	1,386,238
Wet Seal Inc. Class A (1)	463,812	2,847,806
World Fuel Services Corp.	188,991	7,644,686
Zale Corp. (1)	328,877	9,123,048
Zumiez Inc. (1)	98,612	2,662,524

		577,278,049
SAVINGS & LOANS—1.93%
Abington Community Bancorp Inc.	48,530	728,921
Anchor BanCorp Wisconsin Inc.	134,469	3,840,435
BankAtlantic Bancorp Inc. Class A	324,857	4,619,467
BankFinancial Corp.	167,484	2,929,295
BankUnited Financial Corp. Class A	214,917	5,602,886
Berkshire Hills Bancorp Inc.	59,563	2,119,847
BFC Financial Corp. Class A (1)	113,485	662,752
Brookline Bancorp Inc.	422,828	5,813,885
Charter Financial Corp.	27,572	1,102,604
Citizens First Bancorp Inc.	58,434	1,487,730
Clifton Savings Bancorp Inc.	92,518	1,038,052
Commercial Capital Bancorp Inc.	334,033	5,324,486
Dime Community Bancshares	171,765	2,530,098
Downey Financial Corp.	144,349	9,604,982
Fidelity Bankshares Inc.	172,764	6,739,524
First Financial Holdings Inc.	83,016	2,840,808
First Niagara Financial Group Inc.	763,242	11,128,068
First Place Financial Corp.	120,239	2,724,616
FirstFed Financial Corp. (1)(2)	114,035	6,468,065
Flagstar Bancorp Inc.	279,079	4,060,599
Flushing Financial Corp.	132,501	2,318,768
Franklin Bank Corp. (Texas) (1)	160,249	3,185,750
Harbor Florida Bancshares Inc.	143,900	6,376,209
Home Federal Bancorp Inc.	43,479	676,098
Investors Bancorp Inc. (1)	364,658	5,502,689
Kearny Financial Corp.	149,844	2,274,632
KNBT Bancorp Inc.	199,285	3,204,503
MAF Bancorp Inc.	230,940	9,535,513
NASB Financial Inc.	27,650	1,100,194
NewAlliance Bancshares Inc.	755,897	11,073,891
Northwest Bancorp Inc.	128,925	3,287,588
OceanFirst Financial Corp.	59,826	1,283,268
Partners Trust Financial Group Inc.	316,826	3,393,206
PennFed Financial Services Inc.	66,591	1,116,731
PFF Bancorp Inc.	168,151	6,228,313
Provident Financial Services Inc.	465,483	8,616,090
Provident New York Bancorp	291,180	3,983,342
Rockville Financial Inc. (2)	60,648	878,790
Roma Financial Corp.	74,717	1,137,193

TierOne Corp.	124,483	4,223,708
United Community Financial Corp.	186,268	2,294,822
Wauwatosa Holdings Inc. (1)	72,183	1,274,030
Westfield Financial Inc.	26,295	835,392
Willow Financial Bancorp Inc.	102,077	1,598,526
WSFS Financial Corp.	40,675	2,529,578

		169,295,944
SEMICONDUCTORS—3.18%
Actel Corp. (1)	177,047	2,753,081
ADE Corp. (1)	71,251	2,281,457
Advanced Analogic Technologies Inc. (1)	253,344	1,390,859
AMIS Holdings Inc. (1)	300,132	2,848,253
Amkor Technology Inc. (1)	703,691	3,631,046
ANADIGICS Inc. (1)(2)	323,409	2,315,608
Applied Micro Circuits Corp. (1)	2,024,814	5,851,712
Asyst Technologies Inc. (1)	331,994	2,244,279
ATMI Inc. (1)	257,083	7,473,403
Axcelis Technologies Inc. (1)	692,590	4,889,685
Bookham Inc. (1)(2)	400,435	1,289,401
Brooks Automation Inc. (1)	512,438	6,687,316
Cabot Microelectronics Corp. (1)(2)	166,145	4,788,299
Cirrus Logic Inc. (1)	602,216	4,390,155
Cohu Inc.	155,241	2,767,947
Conexant Systems Inc. (1)	3,300,042	6,600,084
Credence Systems Corp. (1)	682,127	1,944,062
Diodes Inc. (1)	135,523	5,850,528
DSP Group Inc. (1)	207,950	4,751,658
EMCORE Corp. (1)(2)	277,777	1,644,440
Emulex Corp. (1)	579,200	10,524,064
Entegris Inc. (1)	944,718	10,306,873
Exar Corp. (1)	214,934	2,856,473
FormFactor Inc. (1)	314,341	13,243,186
Genesis Microchip Inc. (1)	244,482	2,877,553
Hittite Microwave Corp. (1)	88,901	3,956,095
Ikanos Communications Inc. (1)	141,074	1,660,441
IXYS Corp. (1)	187,169	1,570,348
Kopin Corp. (1)	468,872	1,570,721
Kulicke & Soffa Industries Inc. (1)	388,592	3,435,153
Lattice Semiconductor Corp. (1)	785,578	5,357,642
LTX Corp. (1)	421,670	2,112,567
Mattson Technology Inc. (1)	361,409	2,999,695
Micrel Inc. (1)	497,936	4,775,206
Microsemi Corp. (1)(2)	485,619	9,153,918
Microtune Inc. (1)	361,057	1,754,737
Mindspeed Technologies Inc. (1)(2)	754,759	1,305,733
MIPS Technologies Inc. Class A (1)	298,447	2,014,517
MKS Instruments Inc. (1)	249,596	5,069,295
Monolithic Power Systems Inc. (1)	150,186	1,420,760
MoSys Inc. (1)	156,246	1,051,536
NetLogic Microsystems Inc. (1)(2)	109,008	2,765,533
Nextest Systems Corp. (1)	41,038	540,060
OmniVision Technologies Inc. (1)(2)	366,219	5,225,945
ON Semiconductor Corp. (1)	1,044,238	6,140,119
Pericom Semiconductor Corp. (1)	181,497	1,769,596
Photronics Inc. (1)	285,103	4,028,505
PLX Technology Inc. (1)	171,439	1,777,822
PortalPlayer Inc. (1)(2)	170,103	1,918,762
Rudolph Technologies Inc. (1)	167,633	3,072,713
Semitool Inc. (1)	149,886	1,549,821
Semtech Corp. (1)	495,923	6,327,977
Silicon Image Inc. (1)	559,598	7,118,087
SiRF Technology Holdings Inc. (1)(2)	352,490	8,456,235

Skyworks Solutions Inc. (1)	1,100,487	5,711,528
Staktek Holdings Inc. (1)	80,917	483,884
Standard Microsystems Corp. (1)	152,238	4,326,604
Supertex Inc. (1)	82,109	3,191,577
Techwell Inc. (1)	41,483	621,415
Tessera Technologies Inc. (1)	316,945	11,023,347
Transmeta Corp. (1)	1,334,126	1,534,245
TranSwitch Corp. (1)	872,601	1,230,367
TriQuint Semiconductor Inc. (1)	957,036	4,976,587
Ultratech Inc. (1)(2)	164,136	2,186,292
Varian Semiconductor Equipment Associates Inc. (1)	393,102	14,426,843
Veeco Instruments Inc. (1)	207,666	4,184,470
Virage Logic Corp. (1)	107,753	981,630
Volterra Semiconductor Corp. (1)(2)	128,708	2,091,505
Zoran Corp. (1)	336,539	5,411,547

		278,482,802
SOFTWARE—3.78%
Actuate Corp. (1)	387,415	1,712,374
Advent Software Inc. (1)	139,857	5,064,222
Allscripts Healthcare Solutions Inc. (1)	317,844	7,135,598
Altiris Inc. (1)	160,513	3,385,219
American Reprographics Co. (1)	179,324	5,749,127
ANSYS Inc. (1)	226,203	9,993,649
Aspen Technology Inc. (1)	365,835	3,994,918
Avid Technology Inc. (1)	290,040	10,563,257
Blackbaud Inc.	299,811	6,592,844
Blackboard Inc. (1)	190,322	5,043,533
Borland Software Corp. (1)	535,783	3,070,037
Bottomline Technologies Inc. (1)	142,552	1,391,308
Computer Programs & Systems Inc.	64,439	2,111,666
Concur Technologies Inc. (1)	220,965	3,215,041
Convera Corp. (1)(2)	194,287	1,027,778
CSG Systems International Inc. (1)	327,658	8,660,001
Dendrite International Inc. (1)	255,394	2,497,753
Digi International Inc. (1)	169,948	2,294,298
Eclipsys Corp. (1)	310,140	5,554,607
eFunds Corp. (1)	319,387	7,722,778
Emageon Inc. (1)	144,614	2,254,532
Epicor Software Corp. (1)	375,626	4,924,457
EPIQ Systems Inc. (1)	103,337	1,520,087
FalconStor Software Inc. (1)	256,718	1,974,161
FileNET Corp. (1)	289,272	10,075,344
Hyperion Solutions Corp. (1)	406,956	14,031,843
Infocrossing Inc. (1)(2)	117,345	1,573,596
Informatica Corp. (1)	591,646	8,040,469
infoUSA Inc.	231,597	1,922,255
Innerworkings Inc. (1)	78,112	917,816
InPhonic Inc. (1)(2)	162,189	1,284,537
Inter-Tel Inc.	144,990	3,131,784
INVESTools Inc. (1)	309,861	3,293,822
JDA Software Group Inc. (1)	200,959	3,098,788
Keane Inc. (1)	295,984	4,265,129
Lawson Software Inc. (1)	854,198	6,192,936
ManTech International Corp. Class A (1)	123,381	4,072,807
MapInfo Corp. (1)	145,856	1,871,332
MicroStrategy Inc. Class A (1)	68,984	7,024,641
Midway Games Inc. (1)(2)	244,043	2,142,698
MRO Software Inc. (1)	161,128	4,136,156
Neoware Inc. (1)(2)	135,939	1,847,411
Nuance Communications Inc. (1)	862,262	7,044,681
Omnicell Inc. (1)	186,862	3,342,961

Omniture Inc. (1)	101,479	800,669
Open Solutions Inc. (1)	139,000	4,004,590
OPNET Technologies Inc. (1)	89,272	1,170,356
Packeteer Inc. (1)	236,994	2,040,518
Parametric Technology Corp. (1)	765,014	13,357,144
PDF Solutions Inc. (1)	144,429	1,582,942
Pegasystems Inc.	97,785	853,663
Per-Se Technologies Inc. (1)	229,573	5,229,673
Phase Forward Inc. (1)	233,836	2,792,002
Progress Software Corp. (1)	281,983	7,331,558
QAD Inc.	106,074	857,078
Quality Systems Inc. (2)	112,475	4,362,905
Quest Software Inc. (1)	460,051	6,569,528
Renaissance Learning Inc. (2)	53,419	764,426
Schawk Inc.	106,010	1,931,502
Smith Micro Software Inc. (1)	138,024	1,984,785
SPSS Inc. (1)	132,964	3,314,793
Sybase Inc. (1)	618,117	14,983,156
Synchronoss Technologies Inc.	59,922	568,061
SYNNEX Corp. (1)	86,035	1,979,665
Take-Two Interactive Software Inc. (1)(2)	491,138	7,003,628
Taleo Corp. Class A (1)	94,306	954,377
THQ Inc. (1)(2)	438,330	12,786,086
Transaction Systems Architects Inc. Class A (1)	256,787	8,812,930
Trident Microsystems Inc. (1)	392,130	9,120,944
Ulticom Inc. (1)	90,217	939,159
Ultimate Software Group Inc. (1)	164,518	3,871,109
VA Software Corp. (1)(2)	428,987	1,724,528
Verint Systems Inc. (1)	91,504	2,749,695
Wind River Systems Inc. (1)	517,456	5,541,954
Witness Systems Inc. (1)	230,720	4,044,522

		330,792,197
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc. (1)	242,057	6,876,839

		6,876,839
TELECOMMUNICATIONS—4.41%
Adaptec Inc. (1)	785,227	3,462,851
ADTRAN Inc.	446,069	10,634,285
Aeroflex Inc. (1)	515,960	5,304,069
Alaska Communications Systems Group Inc.	288,708	3,831,155
Anaren Inc. (1)	118,276	2,492,075
Andrew Corp. (1)	1,096,346	10,119,274
Anixter International Inc.	226,782	12,806,380
Arris Group Inc. (1)	734,286	8,414,918
Atheros Communications Inc. (1)(2)	354,323	6,423,876
Atlantic Tele-Network Inc.	44,197	816,761
Avanex Corp. (1)	1,128,213	1,951,808
Black Box Corp.	119,625	4,655,805
Broadwing Corp. (1)	523,347	6,604,639
CalAmp Corp. (1)	160,764	979,053
Carrier Access Corp. (1)	144,048	1,022,741
Cbeyond Inc. (1)(2)	113,413	3,113,187
C-COR Inc. (1)	328,924	2,822,168
Centennial Communications Corp.	158,100	842,673
Cincinnati Bell Inc. (1)	1,695,532	8,172,464
Commonwealth Telephone Enterprises Inc.	146,972	6,059,656
CommScope Inc. (1)	398,514	13,095,170
Comtech Telecommunications Corp. (1)	156,407	5,236,506
Consolidated Communications Holdings Inc.	143,933	2,692,986
CPI International Inc. (1)	48,204	634,847
CT Communications Inc.	132,317	2,873,925

Ditech Networks Inc. (1)	221,916	1,710,972
Dobson Communications Corp. Class A (1)	1,019,909	7,159,761
EMS Technologies Inc. (1)	104,099	1,954,979
Eschelon Telecom Inc. (1)	64,834	1,101,530
Essex Corp. (1)	133,078	2,315,557
Extreme Networks Inc. (1)	821,344	2,981,479
FairPoint Communications Inc.	189,310	3,293,994
FiberTower Corp. (1)(2)	832,573	7,867,815
Finisar Corp. (1)(2)	1,560,815	5,665,758
Foundry Networks Inc. (1)	1,000,367	13,154,826
General Communication Inc. Class A (1)	366,230	4,537,590
Golden Telecom Inc.	149,830	4,532,358
Harmonic Inc. (1)	509,150	3,742,253
Hypercom Corp. (1)	369,501	2,505,217
I.D. Systems Inc. (1)	76,102	1,798,290
IDT Corp. Class B (1)(2)	364,358	5,254,042
InterDigital Communications Corp. (1)	352,450	12,018,545
Iowa Telecommunications Services Inc.	215,689	4,268,485
iPCS Inc. (1)	114,976	6,156,965
Ixia (1)	292,986	2,610,505
Lightbridge Inc. (1)	186,215	2,182,440
Loral Space & Communications Inc. (1)(2)	78,360	2,062,435
MasTec Inc. (1)	276,915	3,065,449
MRV Communications Inc. (1)(2)	853,526	2,355,732
NETGEAR Inc. (1)	227,980	4,694,108
Newport Corp. (1)	279,703	4,559,159
North Pittsburgh Systems Inc.	103,375	2,601,949
Novatel Wireless Inc. (1)	201,050	1,936,112
NTELOS Holdings Corp. (1)	103,896	1,326,752
Oplink Communications Inc. (1)	111,735	2,232,465
Optical Communication Products Inc. (1)	134,523	265,010
ParkerVision Inc. (1)(2)	129,798	943,631
Pegasus Wireless Corp. (1)(2)	338,197	206,300
Plantronics Inc.	322,648	5,656,019
Polycom Inc. (1)	599,061	14,694,966
Powerwave Technologies Inc. (1)(2)	769,504	5,848,230
Premiere Global Services Inc. (1)	497,389	4,317,337
Radyne Corp. (1)	124,019	1,517,993
RCN Corp. (1)	199,835	5,655,331
RF Micro Devices Inc. (1)	1,314,190	9,961,560
SafeNet Inc. (1)	179,226	3,260,121
SAVVIS Inc. (1)	224,357	6,394,175
Shenandoah Telecommunications Co.	53,176	2,311,561
Sirenza Microdevices Inc. (1)	170,085	1,343,672
Sonus Networks Inc. (1)	1,733,857	9,120,088
Stratex Networks Inc. (1)	658,674	2,924,513
SureWest Communications	101,179	1,969,955
Sycamore Networks Inc. (1)	1,268,666	4,795,557
Symmetricom Inc. (1)	315,227	2,543,882
Syniverse Holdings Inc. (1)	162,572	2,438,580
Talk America Holdings Inc. (1)	209,618	1,991,371
Tekelec (1)	395,776	5,129,257
3Com Corp. (1)	2,687,857	11,853,449
Time Warner Telecom Inc. Class A (1)	840,042	15,969,198
USA Mobility Inc. (2)	187,231	4,276,356
UTStarcom Inc. (1)(2)	829,566	7,358,250
Viasat Inc. (1)	152,289	3,819,408
Vonage Holdings Corp. (1)(2)	215,413	1,482,041
Wireless Facilities Inc. (1)(2)	395,936	847,303
Zhone Technologies Inc. (1)	763,008	816,419

		386,422,327

TEXTILES—0.08%
G&K Services Inc. Class A	145,977	5,317,942
UniFirst Corp.	66,060	2,063,714

		7,381,656
TOYS, GAMES & HOBBIES—0.23%
JAKKS Pacific Inc. (1)	188,416	3,359,457
LeapFrog Enterprises Inc. (1)(2)	234,688	1,861,076
Marvel Entertainment Inc. (1)	323,352	7,805,717
RC2 Corp. (1)	143,311	4,805,218
Topps Co. Inc. (The)	237,136	2,124,739

		19,956,207
TRANSPORTATION—1.57%
ABX Air Inc. (1)	398,569	2,239,958
American Commercial Lines Inc. (1)	211,275	12,560,299
Arkansas Best Corp.	173,459	7,463,941
Atlas Air Worldwide Holdings Inc. (1)(2)	137,039	5,963,937
Bristow Group Inc. (1)	160,437	5,519,033
Celadon Group Inc. (1)	158,205	2,632,531
Dynamex Inc. (1)	76,213	1,581,420
EGL Inc. (1)	216,072	7,873,664
Florida East Coast Industries Inc.	241,705	13,796,521
Forward Air Corp.	216,246	7,155,580
Genesee & Wyoming Inc. Class A (1)	248,142	5,761,857
GulfMark Offshore Inc. (1)	108,996	3,470,433
Heartland Express Inc.	415,492	6,514,915
Horizon Lines Inc. Class A	97,753	1,632,475
Hub Group Inc. Class A (1)	274,681	6,257,233
Knight Transportation Inc.	393,107	6,663,164
Maritrans Inc.	82,544	3,021,110
Marten Transport Ltd. (1)	104,457	1,785,170
Old Dominion Freight Line Inc. (1)	193,273	5,803,988
P.A.M. Transportation Services Inc. (1)	36,171	906,445
Pacer International Inc.	257,915	7,159,720
Patriot Transportation Holding Inc. (1)(2)	10,927	825,644
PHI Inc. (1)	94,708	2,885,753
Quality Distribution Inc. (1)	58,038	854,319
RailAmerica Inc. (1)	266,384	2,908,913
Saia Inc. (1)	100,919	3,289,959
SIRVA Inc. (1)	343,916	914,817
U.S. Xpress Enterprises Inc. Class A (1)	63,818	1,477,387
Universal Truckload Services Inc. (1)	41,315	1,072,951
USA Truck Inc. (1)	60,064	1,144,219
Werner Enterprises Inc.	352,848	6,601,786

		137,739,142
TRUCKING & LEASING—0.14%
AMERCO (1)	70,399	5,220,086
Greenbrier Companies Inc. (The)	92,795	2,691,983
Interpool Inc.	83,018	1,864,584
TAL International Group Inc.	110,848	2,351,086

		12,127,739
WATER—0.18%
American States Water Co.	115,755	4,427,629
California Water Service Group	118,713	4,384,071
PICO Holdings Inc. (1)	71,116	2,314,826
SJW Corp.	103,643	3,099,962
Southwest Water Co.	155,688	1,904,064

		16,130,552

TOTAL COMMON STOCKS (Cost: $10,182,246,141)		8,749,959,904

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.90%
CERTIFICATES OF DEPOSIT (4)—0.23%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$2,858,946	2,858,946
Societe Generale
5.33%, 12/08/06	4,084,208	4,084,208
Washington Mutual Bank
5.36%, 11/13/06	10,210,520	10,210,520
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,267,366	3,267,366

		20,421,040
COMMERCIAL PAPER (4)—0.74%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (5)	2,212,742	2,189,013
ASAP Funding Ltd.
5.29%, 11/02/06 (5)	1,021,052	1,016,401
Atlantis One Funding
5.30%, 11/14/06 (5)	5,603,860	5,568,385
Beta Finance Inc.
5.27%, 01/25/07 (5)	816,842	803,103
Bryant Park Funding LLC
5.28%, 12/14/06 (5)	1,289,384	1,275,579
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (5)	2,070,367	2,057,260
CC USA Inc.
5.03%, 10/24/06 (5)	816,842	814,331
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (5)	4,696,839	4,669,254
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (5)	2,450,525	2,430,983
Curzon Funding LLC
5.29%, 11/17/06 (5)	4,084,208	4,056,601
Edison Asset Securitization LLC
5.22%, 12/11/06 (5)	3,013,002	2,982,420
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (5)	4,084,208	4,063,163
Five Finance Inc.
5.19%, 12/01/06 (5)	1,837,894	1,821,996
Galleon Capital Corp.
5.27%, 12/18/06 (5)	571,054	564,617
General Electric Capital Services Inc.
5.22%, 12/11/06	408,421	404,275
Giro Funding US Corp.
5.34%, 10/10/06 (5)	2,042,104	2,039,683
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (5)	1,960,420	1,952,924
HBOS Treasury Services PLC
5.27%, 12/15/06	816,842	808,001
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (5)	8,168,416	8,146,770
Landale Funding LLC
5.31%, 11/15/06 (5)	3,185,682	3,165,027
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (5)	2,230,876	2,216,739

Mont Blanc Capital Corp.
5.29%, 11/15/06 (5)	2,634,314	2,617,282
Nationwide Building Society
5.27%, 12/15/06	1,429,473	1,413,988
Nestle Capital Corp.
5.19%, 08/09/07	2,450,525	2,340,653
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (5)	2,176,066	2,141,210
Sydney Capital Corp.
5.27%, 12/08/06 (5)	97,408	96,453
Tulip Funding Corp.
5.29%, 11/15/06 (5)	2,154,093	2,140,166
White Pine Finance LLC
5.12%, 10/27/06 (5)	771,915	769,171

		64,565,448
MEDIUM-TERM NOTES (4)—0.19%
Bank of America N.A.
5.28%, 04/20/07	1,021,052	1,021,052
Cullinan Finance Corp.
5.71%, 06/28/07 (5)	3,063,156	3,063,156
K2 USA LLC
5.39%, 06/04/07 (5)	3,063,156	3,063,156
Marshall & Ilsley Bank
5.18%, 12/15/06	4,084,208	4,087,057
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (5)	4,778,523	4,778,524
US Bank N.A.
2.85%, 11/15/06	816,842	815,030

		16,827,975
MONEY MARKET FUNDS—0.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (6)(7)	39,992,142	39,992,142

		39,992,142
REPURCHASE AGREEMENTS (4)—1.16%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $8,172,112 (collateralized by non-U.S. Government debt securities, value $8,418,009, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$8,168,416	8,168,416
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $6,129,043 (collateralized by non-U.S. Government debt securities, value $6,742,607, 0.31% to 5.25%, 6/1/35 to 8/25/36).	6,126,312	6,126,312
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $6,129,089 (collateralized by non-U.S. Government debt securities, value $6,742,607, 0.31% to 5.25%, 6/1/35 to 8/25/36).	6,126,312	6,126,312
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $408,606 (collateralized by non-U.S. Government debt securities, value $420,901, 5.75%, 3/15/16).	408,421	408,421

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $14,301,196 (collateralized by non-U.S. Government debt securities, value $15,017,565, 5.87%, 6/25/36).	14,294,728	14,294,728
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $4,494,684 (collateralized by non-U.S. Government debt securities, value $4,992,935, 0.00% to 10.00%, 5/27/33 to 9/29/36).	4,492,629	4,492,629
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $2,451,654 (collateralized by non-U.S. Government debt securities, value $2,688,504, 0.00% to 10.00%, 5/27/33 to 9/29/36).	2,450,525	2,450,525
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $8,172,105 (collateralized by non-U.S. Government debt securities, value $8,581,466, 0.00% to 9.00%, 5/1/17 to 2/25/46).	8,168,416	8,168,416
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $6,129,084 (collateralized by non-U.S. Government debt securities, value $8,458,873, 0.00% to 8.33%, 10/27/06 to 3/25/37).	6,126,312	6,126,312
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $4,903,309 (collateralized by non-U.S. Government debt securities, value $5,148,879, 0.00% to 10.00%, 10/1/06 to 9/30/36).	4,901,050	4,901,050
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $1,021,518 (collateralized by non-U.S. Government debt securities, value $1,072,826, 6.50% to 7.63%, 2/1/07 to 6/1/16).	1,021,052	1,021,052
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $8,172,112 (collateralized by non-U.S. Government debt securities, value $8,581,655, 0.79% to 9.08%, 8/5/18 to 12/20/54).	8,168,416	8,168,416
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $8,172,112 (collateralized by non-U.S. Government debt securities, value $8,418,118, 4.85% to 8.60%, 5/1/09 to 12/1/25).	8,168,416	8,168,416
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,086,056 (collateralized by non-U.S. Government debt securities, value $4,462,850, 4.69% to 6.41%, 12/17/19 to 6/25/45).	4,084,208	4,084,208
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $5,516,222 (collateralized by non-U.S. Government debt securities, value $5,805,150, 0.00% to 10.00%, 10/1/06 to 9/30/36).	5,513,681	5,513,681
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $2,968,401 (collateralized by non-U.S. Government debt securities, value $3,095,805, 0.00% to 10.00%, 10/1/06 to 9/30/36). (8)	2,858,946	2,858,946
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $10,623,764 (collateralized by non-U.S. Government debt securities, value $11,155,905, 0.06% to 7.95%, 8/15/13 to 7/15/45).	10,618,941	10,618,941

		101,696,781

TIME DEPOSITS (4)—0.01%
Societe Generale
5.25%, 10/02/06	733,973	733,973

		733,973
VARIABLE & FLOATING RATE NOTES (4)—3.11%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (5)	10,455,572	10,456,868
American Express Bank
5.29%, 02/28/07	4,084,208	4,084,196
American Express Centurion Bank
5.42%, 07/19/07	4,492,629	4,496,753
American Express Credit Corp.
5.43%, 07/05/07	1,225,262	1,225,877
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (5)	776,000	776,000
ASIF Global Financing
5.51%, 05/03/07 (5)	408,421	408,554
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (5)	2,654,735	2,654,735
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (5)	5,922,102	5,922,324
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (5)	10,414,730	10,415,205
BMW US Capital LLC
5.33%, 10/15/07 (5)	4,084,208	4,084,208
BNP Paribas
5.36%, 05/18/07 (5)	7,555,785	7,555,785
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (5)	2,981,472	2,981,472
CC USA Inc.
5.48%, 07/30/07 (5)	2,042,104	2,042,345
Commodore CDO Ltd.
5.47%, 06/12/07 (5)	1,021,052	1,021,052
Credit Agricole SA
5.48%, 07/23/07	4,084,208	4,084,208
Credit Suisse First Boston NY
5.51%, 04/24/07	2,042,104	2,042,181
Cullinan Finance Corp.
5.36%, 04/25/07 (5)	1,021,052	1,021,052
DEPFA Bank PLC
5.43%, 09/14/07	4,084,208	4,084,208
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (5)	4,696,839	4,697,104
Eli Lilly Services Inc.
5.32%, 10/01/07 (5)	4,084,208	4,084,208
Fifth Third Bancorp
5.31%, 09/21/07 (5)	8,168,416	8,168,416
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (5)	4,084,208	4,083,924
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	4,288,418	4,289,325
Granite Master Issuer PLC
5.30%, 08/20/07 (5)	14,294,728	14,294,728

Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (5)	3,267,366	3,267,807
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	6,126,312	6,127,175
HBOS Treasury Services PLC
5.46%, 07/24/07 (5)	4,084,208	4,084,208
Holmes Financing PLC
5.30%, 07/16/07 (5)	7,147,364	7,147,364
JP Morgan Chase & Co.
5.30%, 08/02/07	3,063,156	3,063,156
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (5)	3,063,156	3,063,036
Kestrel Funding LLC
5.31%, 07/11/07 (5)	1,633,683	1,633,548
Kommunalkredit Austria AG
5.33%, 09/09/07 (5)	2,450,525	2,450,525
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (5)	4,259,410	4,259,410
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (5)	5,105,260	5,104,391
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (5)	4,492,629	4,492,352
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (5)	1,799,615	1,799,615
Marshall & Ilsley Bank
5.31%, 10/15/07	2,246,314	2,246,314
Metropolitan Life Global Funding I
5.34%, 08/06/07 (5)	6,126,312	6,126,312
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (5)(8)	408,421	408,421
Monumental Global Funding II
5.38%, 12/27/06 (5)	816,842	816,902
Mound Financing PLC
5.30%, 05/08/07 (5)	3,839,155	3,839,155
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (5)	12,252,624	12,252,449
National City Bank of Indiana
5.37%, 05/21/07	2,042,104	2,042,213
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (5)	13,477,886	13,480,732
Newcastle Ltd.
5.35%, 04/24/07 (5)	1,439,683	1,439,445

Northern Rock PLC
5.37%, 08/03/07 (5)	4,901,050	4,901,155
Northlake CDO I
5.46%, 09/06/07 (5)	1,225,262	1,225,262
Principal Life Global Funding I
5.83%, 02/08/07	1,837,894	1,840,927
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (5)	5,922,102	5,921,983
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (5)	4,084,208	4,084,208
Strips III LLC
5.38%, 07/24/07 (5)	965,131	965,131
SunTrust Bank
5.30%, 05/01/07	4,084,208	4,084,352
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (5)	9,965,467	9,964,679
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (5)	5,717,891	5,717,891
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (5)	5,687,893	5,687,893
Wachovia Bank N.A.
5.43%, 05/22/07	8,168,416	8,168,416
Wal-Mart Stores Inc.
5.50%, 07/16/07 (5)	3,063,156	3,064,780
Wells Fargo & Co.
5.34%, 09/14/07 (5)	2,042,104	2,042,219
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (5)	3,063,156	3,063,143
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (5)	12,252,624	12,250,350
Wind Master Trust
5.32%, 07/25/07 (5)	1,633,683	1,633,683

		272,735,330

TOTAL SHORT-TERM INVESTMENTS (Cost: $516,972,689)		516,972,689

TOTAL INVESTMENTS IN SECURITIES — 105.77% (Cost: $10,699,218,830)		9,266,932,593
Other Assets, Less Liabilities — (5.77)%		(505,838,589)

NET ASSETS — 100.00%		$8,761,094,004

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(6)	Affiliated issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.59%
ADVO Inc.	131,260	$3,672,655
Catalina Marketing Corp.	108,114	2,973,135
Gaiam Inc. (1)	66,217	854,861
inVentiv Health Inc. (1)	120,063	3,845,618
Marchex Inc. Class B (1)(2)	95,752	1,468,836
SITEL Corp. (1)	189,926	571,677
ValueVision Media Inc. Class A (1)	120,275	1,393,987

		14,780,769
AEROSPACE & DEFENSE—1.22%
AAR Corp. (1)	129,862	3,095,910
Argon ST Inc. (1)	53,068	1,272,040
BE Aerospace Inc. (1)	319,348	6,735,049
Curtiss-Wright Corp.	10,203	309,661
Esterline Technologies Corp. (1)	39,238	1,324,675
GenCorp Inc. (1)	229,130	2,942,029
HEICO Corp.	84,933	2,913,202
Herley Industries Inc. (1)	9,610	118,972
Innovative Solutions & Support Inc. (1)	25,305	367,682
K&F Industries Holdings Inc. (1)	30,683	576,227
MTC Technologies Inc. (1)	28,760	691,390
Orbital Sciences Corp. (1)	122,951	2,307,790
Teledyne Technologies Inc. (1)	119,384	4,727,606
TransDigm Group Inc. (1)	29,099	710,598
Triumph Group Inc.	14,029	594,128
United Industrial Corp.	39,014	2,087,249

		30,774,208
AGRICULTURE—0.44%
Alico Inc.	15,581	911,644
Andersons Inc.	58,410	1,994,701
Delta & Pine Land Co.	107,445	4,351,522
Maui Land & Pineapple Co. Inc. (1)	6,802	201,815
Tejon Ranch Co. (1)	45,083	1,912,872
Vector Group Ltd.	105,614	1,713,065

		11,085,619
AIRLINES—0.59%
AirTran Holdings Inc. (1)	374,449	3,714,534
Alaska Air Group Inc. (1)	80,930	3,078,577
ExpressJet Holdings Inc. (1)	26,237	173,427
Frontier Airlines Holdings Inc. (1)	23,924	197,373
JetBlue Airways Corp. (1)(2)	571,685	5,299,520
SkyWest Inc.	103,455	2,536,717

		15,000,148
APPAREL—1.76%
Carter’s Inc. (1)	200,144	5,281,800
Cherokee Inc.	23,840	872,782
Crocs Inc. (1)(2)	40,611	1,378,743
Deckers Outdoor Corp. (1)	24,701	1,168,851
Guess? Inc. (1)	86,247	4,185,567
Gymboree Corp. (1)	137,206	5,787,349
Iconix Brand Group Inc. (1)	144,666	2,329,123
K-Swiss Inc. Class A	55,979	1,682,729
Maidenform Brands Inc. (1)	49,121	948,035
Oxford Industries Inc.	3,752	160,998
Phillips-Van Heusen Corp.	113,672	4,748,079
Quiksilver Inc. (1)	104,542	1,270,185
Skechers U.S.A. Inc. Class A (1)	42,693	1,003,712
Steven Madden Ltd.	85,862	3,369,225
Timberland Co. Class A (1)	107,454	3,091,452
True Religion Apparel Inc. (1)(2)	54,013	1,140,214
Volcom Inc. (1)	54,309	1,224,125
Warnaco Group Inc. (The) (1)	83,087	1,606,903
Wolverine World Wide Inc.	113,360	3,209,222

		44,459,094

AUTO MANUFACTURERS—0.28%
A.S.V. Inc. (1)(2)	86,369	1,287,762
Navistar International Corp. (1)	227,976	5,886,340

		7,174,102
AUTO PARTS & EQUIPMENT—0.22%
Accuride Corp. (1)	47,126	518,857
Fuel Systems Solutions Inc. (1)	45,414	577,666
Keystone Automotive Industries Inc. (1)	66,364	2,523,159
Miller Industries Inc. (1)	38,987	712,292
Noble International Ltd.	33,457	418,547
Tenneco Inc. (1)	33,616	786,278

		5,536,799
BANKS—3.09%
Arrow Financial Corp.	4,076	103,370
Bancorp Inc. (The) (1)	6,432	163,952
Bank of the Ozarks Inc. (2)	49,123	1,663,796
Camden National Corp.	3,075	123,615
Capital Corp of the West	16,279	504,975
Capitol Bancorp Ltd.	3,054	135,903
Cardinal Financial Corp.	72,866	798,611
Cascade Bancorp	88,128	3,309,206
Cass Information Systems Inc.	23,720	785,369
Cathay General Bancorp	15,761	568,972
Center Financial Corp.	32,616	775,608
City Bank	10,484	493,063
Coastal Financial Corp.	45,040	567,501
CoBiz Inc.	61,391	1,403,398
Columbia Bancorp	12,777	314,186
Community Bancorp (1)	1,615	49,274
Community Bancorp Inc.	17,532	716,708
CVB Financial Corp.	157,652	2,328,520
Enterprise Financial Services Corp.	37,731	1,164,379
First Busey Corp. Class A	45,072	1,023,585
First Indiana Corp.	4,162	108,254
First Regional Bancorp (1)	26,056	887,728
First Republic Bank	11,229	477,906
First South Bancorp Inc. (2)	34,039	1,041,253
First State Bancorp	4,231	109,879
Fremont General Corp.	141,318	1,977,039
Frontier Financial Corp.	41,075	1,065,473
Glacier Bancorp Inc.	16,892	577,200
Hancock Holding Co.	49,865	2,670,271
Heritage Commerce Corp.	25,324	585,997
Home Bancshares Inc.	9,628	212,586
International Bancshares Corp.	21,837	648,122
Intervest Bancshares Corp. (1)	4,867	212,007
Lakeland Financial Corp.	10,031	235,829
Macatawa Bank Corp.	6,123	140,155
MB Financial Inc.	8,798	324,382
Mercantile Bank Corp.	7,645	302,360
MetroCorp Bancshares Inc.	1,878	42,612
Midwest Banc Holdings Inc.	9,521	232,503
Nara Bancorp Inc.	50,044	915,305
Northern Empire Bancshares (1)	9,450	264,789
Old Second Bancorp Inc.	5,589	167,446
Pacific Capital Bancorp	17,150	462,535
Pinnacle Financial Partners Inc. (1)	41,775	1,495,545
Placer Sierra Bancshares	22,828	507,010
Preferred Bank	16,142	968,036
PremierWest Bancorp	4,860	77,711
PrivateBancorp Inc. (2)	73,200	3,346,704
Seacoast Banking Corp. of Florida	40,909	1,235,452
Sierra Bancorp	24,427	763,344
Signature Bank (1)	120,559	3,728,890
Smithtown Bancorp Inc.	32,639	880,927
Southside Bancshares Inc.	4,809	128,352
Suffolk Bancorp (2)	42,872	1,368,474
Summit Bancshares Inc.	12,379	348,097
Superior Bancorp (1)	65,197	749,765
SVB Financial Group (1)(2)	146,529	6,541,055
SY Bancorp Inc.	10,948	324,827
Texas Capital Bancshares Inc. (1)	95,889	1,795,042
Texas Regional Bancshares Inc. Class A	20,983	806,796
Tompkins Trustco Inc.	1,825	82,946
TriCo Bancshares	14,216	351,846
TrustCo Bank Corp. NY (2)	308,652	3,345,788
UCBH Holdings Inc.	300,506	5,246,835
United Community Banks Inc.	15,343	461,057
United Security Bancshares (2)	30,225	681,271
USB Holding Co. Inc.	20,936	461,848
Vineyard National Bancorp	37,031	961,325
Virginia Commerce Bancorp Inc. (1)	64,689	1,436,096
West Bancorporation (2)	63,469	1,085,955

Westamerica Bancorp	55,073	2,781,737
Western Alliance Bancorp (1)(2)	54,246	1,784,693
Wilshire Bancorp Inc.	62,450	1,189,048
Wintrust Financial Corp.	42,695	2,141,154
Yardville National Bancorp	5,082	181,224

		77,914,472
BEVERAGES—0.22%
Boston Beer Co. Inc. Class A (1)	25,765	846,380
Coca-Cola Bottling Co. Consolidated	19,453	1,205,697
Green Mountain Coffee Roasters Inc. (1)	19,474	716,643
Jones Soda Co. (1)(2)	102,560	917,912
National Beverage Corp. (2)	33,453	398,425
Peet’s Coffee & Tea Inc. (1)	57,246	1,431,722

		5,516,779
BIOTECHNOLOGY—3.94%
Advanced Magnetics Inc. (1)	33,355	1,137,405
ADVENTRX Pharmaceuticals Inc. (1)(2)	184,278	504,922
Affymetrix Inc. (1)	278,199	5,997,970
Alexion Pharmaceuticals Inc. (1)	129,833	4,411,725
American Oriental Bioengineering Inc. (1)	183,040	1,112,883
Arena Pharmaceuticals Inc. (1)	136,296	1,632,826
ARIAD Pharmaceuticals Inc. (1)	147,537	643,261
Biocryst Pharmaceuticals Inc. (1)	95,616	1,192,332
Cell Genesys Inc. (1)(2)	214,306	979,378
Coley Pharmaceutical Group Inc. (1)(2)	73,259	836,618
Cytokinetics Inc. (1)	104,791	673,806
deCODE genetics Inc. (1)(2)	211,291	1,162,100
Digene Corp. (1)	72,248	3,117,501
Diversa Corp. (1)	127,105	1,019,382
Encysive Pharmaceuticals Inc. (1)	245,294	1,054,764
Enzo Biochem Inc. (1)	113,433	1,382,748
Enzon Pharmaceuticals Inc. (1)	181,951	1,501,096
Exelixis Inc. (1)	345,240	3,007,040
Genitope Corp. (1)(2)	79,533	232,236
Genomic Health Inc. (1)	50,773	734,178
Geron Corp. (1)(2)	129,824	813,996
GTx Inc. (1)(2)	51,198	473,070
Hana Biosciences Inc. (1)(2)	120,418	826,067
Human Genome Sciences Inc. (1)	541,975	6,254,391
ICOS Corp. (1)	269,225	6,746,778
Illumina Inc. (1)	189,486	6,260,617
Incyte Corp. (1)	185,082	782,897
Integra LifeSciences Holdings Corp. (1)(2)	78,269	2,933,522
InterMune Inc. (1)(2)	107,674	1,768,007
Keryx Biopharmaceuticals Inc. (1)	177,756	2,102,853
Lexicon Genetics Inc. (1)	269,790	1,017,108
LifeCell Corp. (1)	137,964	4,445,200
Martek Biosciences Corp. (1)(2)	85,890	1,847,494
Metabasis Therapeutics Inc. (1)	83,909	471,569
Momenta Pharmaceuticals Inc. (1)	90,214	1,219,693
Monogram Biosciences Inc. (1)	546,547	836,217
Myogen Inc. (1)	174,936	6,136,755
Myriad Genetics Inc. (1)	162,422	4,003,702
Nektar Therapeutics (1)	369,181	5,319,898
Northfield Laboratories Inc. (1)(2)	35,106	504,122
Novavax Inc. (1)	251,275	952,332
Panacos Pharmaceuticals Inc. (1)	205,770	1,020,619
Peregrine Pharmaceuticals Inc. (1)	782,166	993,351
Regeneron Pharmaceuticals Inc. (1)	187,993	2,949,610
Replidyne Inc. (1)	17,137	161,259
Sangamo BioSciences Inc. (1)	117,895	655,496
Sirna Therapeutics Inc. (1)	164,668	917,201
SuperGen Inc. (1)	201,879	940,756
Telik Inc. (1)(2)	214,993	3,824,725

		99,513,476
BUILDING MATERIALS—1.17%
AAON Inc.	38,208	871,524
Apogee Enterprises Inc.	91,728	1,395,183
Builders FirstSource Inc. (1)	62,809	956,581
Comfort Systems USA Inc.	55,722	638,574
Drew Industries Inc. (1)	76,359	1,928,828
ElkCorp	30,919	839,451
Genlyte Group Inc. (The) (1)	102,294	7,283,333
Goodman Global Inc. (1)	64,321	858,685
Interline Brands Inc. (1)	111,864	2,760,804
NCI Building Systems Inc. (1)(2)	84,224	4,899,310
PGT Inc. (1)	21,361	300,336
Simpson Manufacturing Co. Inc. (2)	137,662	3,721,004
Texas Industries Inc.	16,827	876,014
Trex Co. Inc. (1)(2)	49,439	1,194,446
U.S. Concrete Inc. (1)	112,737	733,918
Universal Forest Products Inc.	7,176	351,983

		29,609,974

CHEMICALS—1.03%
American Vanguard Corp. (2)	72,445	1,014,230
Arch Chemicals Inc.	7,629	217,045
Balchem Corp.	48,562	961,042
Georgia Gulf Corp.	15,070	413,219
Grace (W.R.) & Co. (1)(2)	135,486	1,796,544
Hercules Inc. (1)	253,571	3,998,815
Kronos Worldwide Inc.	10,203	293,744
MacDermid Inc.	113,930	3,716,397
NewMarket Corp.	70,954	4,126,685
NL Industries Inc. (2)	20,882	207,567
Olin Corp.	28,039	430,679
OMNOVA Solutions Inc. (1)	81,347	340,030
Pioneer Companies Inc. (1)	44,319	1,086,259
Symyx Technologies Inc. (1)	138,656	2,938,121
UAP Holding Corp.	126,386	2,700,869
Zoltek Companies Inc. (1)(2)	67,422	1,722,632

		25,963,878
COAL—0.25%
Alpha Natural Resources Inc. (1)	212,705	3,352,231
International Coal Group Inc. (1)	394,935	1,666,626
James River Coal Co. (1)(2)	68,938	727,296
Westmoreland Coal Co. (1)	27,418	539,312

		6,285,465
COMMERCIAL SERVICES—7.17%
Aaron Rents Inc.	181,043	4,160,368
ACE Cash Express Inc. (1)	2,381	71,168
Administaff Inc.	93,965	3,166,620
Advance America Cash Advance Centers Inc.	279,330	4,027,939
Advisory Board Co. (The) (1)	76,753	3,877,562
Albany Molecular Research Inc. (1)	38,312	358,600
AMN Healthcare Services Inc. (1)	125,195	2,973,381
Arbitron Inc.	95,250	3,525,202
Bankrate Inc. (1)(2)	42,377	1,125,533
Barrett Business Services Inc. (1)	28,448	610,779
BearingPoint Inc. (1)	65,375	513,847
Bright Horizons Family Solutions Inc. (1)	107,499	4,485,933
CBIZ Inc. (1)	100,337	732,460
CDI Corp.	9,236	191,278
Cenveo Inc. (1)	219,064	4,122,784
Chemed Corp.	107,639	3,472,434
Clark Inc.	6,432	72,489
Clayton Holdings Inc. (1)	33,402	419,863
Coinmach Service Corp. Class A	54,691	543,082
Coinstar Inc. (1)	7,051	202,928
Consolidated Graphics Inc. (1)	30,929	1,860,998
Corinthian Colleges Inc. (1)	355,326	3,841,074
CorVel Corp. (1)	8,133	285,306
CoStar Group Inc. (1)	69,480	2,870,914
CRA International Inc. (1)	42,981	2,048,474
Cross Country Healthcare Inc. (1)	17,680	300,560
DeVry Inc. (1)	251,476	5,348,895
Diamond Management & Technology Consultants Inc. (1)	119,838	1,334,995
Dollar Financial Corp. (1)	50,276	1,097,022
DynCorp International Inc. (1)	60,071	756,294
Euronet Worldwide Inc. (1)(2)	144,710	3,552,630
First Advantage Corp. Class A (1)	24,618	513,531
First Consulting Group Inc. (1)	87,981	857,815
Forrester Research Inc. (1)	42,170	1,109,493
FTI Consulting Inc. (1)	91,644	2,296,599
Gartner Inc. (1)	234,302	4,121,372
Geo Group Inc. (The) (1)	53,653	2,266,839
Gevity HR Inc.	107,973	2,459,625
Global Cash Access Inc. (1)	110,594	1,668,863
H&E Equipment Services Inc. (1)	47,620	1,161,452
Healthcare Services Group Inc. (2)	112,481	2,830,022
HealthSpring Inc. (1)	59,637	1,148,012
Heartland Payment Systems Inc. (2)	59,781	1,554,306
Heidrick & Struggles International Inc. (1)	63,117	2,272,212
Home Solutions of America Inc. (1)(2)	181,231	993,146
Hudson Highland Group Inc. (1)	93,741	918,662
Huron Consulting Group Inc. (1)	71,820	2,815,344
ICT Group Inc. (1)	27,629	869,485
Integrated Electrical Services Inc. (1)	64,033	1,012,362
Jackson Hewitt Tax Service Inc.	145,502	4,366,515
Kelly Services Inc. Class A	30,536	836,992
Kendle International Inc. (1)	50,760	1,625,335
Kenexa Corp. (1)	64,749	1,632,970

Kforce Inc. (1)	120,343	1,435,692
Korn/Ferry International (1)	137,272	2,874,476
Labor Ready Inc. (1)	224,431	3,575,186
Landauer Inc.	21,185	1,075,139
LECG Corp. (1)	80,804	1,515,883
Lincoln Educational Services Corp. (1)	18,522	303,020
Live Nation Inc. (1)	69,348	1,416,086
McGrath RentCorp	90,624	2,319,974
Medifast Inc. (1)	47,415	411,562
Midas Inc. (1)	63,637	1,316,013
Monro Muffler Brake Inc.	49,116	1,670,435
Morningstar Inc. (1)	57,995	2,140,015
MPS Group Inc. (1)	157,076	2,373,418
Navigant Consulting Inc. (1)	162,307	3,255,878
Net 1 UEPS Technologies Inc. (1)	197,547	4,515,924
On Assignment Inc. (1)	106,877	1,048,463
PAREXEL International Corp. (1)	111,793	3,699,230
PeopleSupport Inc. (1)	76,276	1,411,106
PRA International (1)	59,344	1,583,891
Pre-Paid Legal Services Inc. (2)	42,161	1,672,527
Providence Service Corp. (The) (1)	49,963	1,378,479
QC Holdings Inc. (1)(2)	6,178	73,704
Resources Connection Inc. (1)	198,115	5,307,501
Rewards Network Inc. (1)	81,011	394,524
Rollins Inc.	121,890	2,573,098
Senomyx Inc. (1)	123,441	1,897,288
Sotheby’s Holdings Inc. Class A	262,465	8,461,872
Source Interlink Companies Inc. (1)(2)	22,497	213,721
Spherion Corp. (1)	122,689	877,226
Standard Parking Corp. (1)	19,766	620,257
StarTek Inc.	3,553	44,306
Strayer Education Inc.	59,131	6,398,566
Team Inc. (1)	25,933	649,881
TeleTech Holdings Inc. (1)	135,321	2,115,067
TNS Inc. (1)	23,494	353,820
Universal Technical Institute Inc. (1)	94,789	1,695,775
Valassis Communications Inc. (1)	114,616	2,022,972
Watson Wyatt Worldwide Inc.	39,256	1,606,356
Wright Express Corp. (1)	139,826	3,364,214

		180,944,909
COMPUTERS—3.30%
Ansoft Corp. (1)	67,318	1,676,891
BISYS Group Inc. (The) (1)	117,877	1,280,144
Brocade Communications Systems Inc. (1)	740,969	5,231,241
CACI International Inc. Class A (1)	104,328	5,739,083
CIBER Inc. (1)	14,029	93,012
COMSYS IT Partners Inc. (1)	67,336	1,157,506
Comtech Group Inc. (1)(2)	59,681	893,425
Gateway Inc. (1)	98,277	185,744
Henry (Jack) & Associates Inc.	327,883	7,138,013
iGATE Corp. (1)	81,721	403,702
IHS Inc. Class A (1)	85,356	2,738,220
Integral Systems Inc.	42,568	1,330,676
Intergraph Corp. (1)	103,176	4,424,187
Intervoice Inc. (1)	160,886	1,020,017
Kanbay International Inc. (1)	137,025	2,817,234
Komag Inc. (1)	96,046	3,069,630
Kronos Inc. (1)	131,958	4,498,448
Magma Design Automation Inc. (1)	7,415	67,476
Manhattan Associates Inc. (1)	11,209	270,585
Maxwell Technologies Inc. (1)(2)	58,749	1,194,955
Mercury Computer Systems Inc. (1)	23,456	277,954
MICROS Systems Inc. (1)	160,274	7,840,604
Mobility Electronics Inc. (1)	117,872	655,368
MTS Systems Corp.	65,841	2,129,298
Ness Technologies Inc. (1)	41,990	560,566
NetScout Systems Inc. (1)	85,907	557,536
Palm Inc. (1)	19,895	289,671
Rackable Systems Inc. (1)	114,436	3,132,113
Radiant Systems Inc. (1)	107,216	1,295,169
RadiSys Corp. (1)	26,256	557,940
SI International Inc. (1)	23,241	743,247
Sigma Designs Inc. (1)	94,011	1,405,464
Silicon Storage Technology Inc. (1)	136,274	561,449
SRA International Inc. Class A (1)	157,742	4,741,725
Stratasys Inc. (1)	42,201	1,114,528
Sykes Enterprises Inc. (1)	120,850	2,459,297
Synaptics Inc. (1)	103,270	2,516,690
Syntel Inc.	34,408	779,341
TALX Corp.	132,306	3,244,143
3D Systems Corp. (1)(2)	62,801	1,151,770
Tyler Technologies Inc. (1)	162,152	2,096,625

		83,340,687

COSMETICS & PERSONAL CARE—0.09%
Chattem Inc. (1)	48,284	1,695,734
Inter Parfums Inc.	12,590	239,714
Parlux Fragrances Inc. (1)(2)	48,878	248,789

		2,184,237
DISTRIBUTION & WHOLESALE—1.00%
Beacon Roofing Supply Inc. (1)(2)	180,231	3,647,875
Brightpoint Inc. (1)	207,285	2,947,593
Central European Distribution Corp. (1)	108,361	2,536,731
Directed Electronics Inc. (1)	38,210	576,971
Houston Wire & Cable Co. (1)	18,377	345,488
LKQ Corp. (1)	183,929	4,040,920
MWI Veterinary Supply Inc. (1)	23,143	775,985
NuCo2 Inc. (1)	64,300	1,729,670
ScanSource Inc. (1)	98,954	3,001,275
Valley National Gases Inc.	9,926	247,852
Watsco Inc.	114,912	5,287,101

		25,137,461
DIVERSIFIED FINANCIAL SERVICES—2.01%
Advanta Corp. Class B	9,458	349,000
Asset Acceptance Capital Corp. (1)	52,487	852,914
Asta Funding Inc.	48,642	1,823,589
Calamos Asset Management Inc. Class A	81,431	2,387,557
Cohen & Steers Inc.	41,966	1,358,020
CompuCredit Corp. (1)(2)	66,754	2,016,638
Credit Acceptance Corp. (1)(2)	40,664	1,206,908
Doral Financial Corp. (2)	91,655	604,006
GFI Group Inc. (1)	49,144	2,717,172
Greenhill & Co. Inc.	72,563	4,863,172
International Securities Exchange Holdings Inc.	156,872	7,355,728
MarketAxess Holdings Inc. (1)	53,453	559,653
Marlin Business Services Corp. (1)	14,692	307,063
National Financial Partners Corp.	127,859	5,246,055
optionsXpress Holdings Inc.	85,756	2,390,877
Penson Worldwide Inc. (1)	30,460	546,757
Portfolio Recovery Associates Inc. (1)	65,428	2,870,326
Stifel Financial Corp. (1)	23,780	754,777
Thomas Weisel Partners Group Inc. (1)	27,695	444,505
TradeStation Group Inc. (1)	105,274	1,586,479
United PanAm Financial Corp. (1)	42,878	663,751
Waddell & Reed Financial Inc. Class A	274,320	6,789,420
World Acceptance Corp. (1)	69,673	3,064,219

		50,758,586
ELECTRIC—0.14%
ITC Holdings Corp.	50,829	1,585,865
Ormat Technologies Inc.	29,968	980,553
Pike Electric Corp. (1)	65,414	974,669

		3,541,087
ELECTRICAL COMPONENTS & EQUIPMENT—1.47%
Advanced Energy Industries Inc. (1)	120,870	2,059,625
American Superconductor Corp. (1)(2)	136,686	1,265,712
Capstone Turbine Corp. (1)(2)	431,319	608,160
China BAK Battery Inc. (1)(2)	110,552	742,909
Color Kinetics Inc. (1)	54,897	932,151
Encore Wire Corp. (1)(2)	95,755	3,379,194
Energy Conversion Devices Inc. (1)	161,016	5,964,033
General Cable Corp. (1)	191,951	7,334,448
GrafTech International Ltd. (1)	185,436	1,082,946
Greatbatch Inc. (1)	21,467	485,584
Insteel Industries Inc.	57,003	1,132,650
Intermagnetics General Corp. (1)	175,248	4,740,458
Lamson & Sessions Co. (1)(2)	57,529	1,370,341
Littelfuse Inc. (1)	45,907	1,592,973
Medis Technologies Ltd. (1)(2)	85,009	2,100,572
Power-One Inc. (1)	68,505	495,976
Superior Essex Inc. (1)	5,819	199,301
Universal Display Corp. (1)	63,040	695,331
Vicor Corp.	82,546	952,581

		37,134,945
ELECTRONICS—3.26%
American Science & Engineering Inc. (1)(2)	37,610	1,824,837
Analogic Corp.	32,742	1,680,319
Badger Meter Inc.	40,187	1,012,311
Benchmark Electronics Inc. (1)	56,468	1,517,860
Brady Corp. Class A	117,766	4,140,653
Cogent Inc. (1)	178,086	2,445,121

Coherent Inc. (1)	73,625	2,551,842
CTS Corp.	82,538	1,137,374
Cymer Inc. (1)	151,575	6,655,658
Daktronics Inc.	159,994	3,310,276
Dionex Corp. (1)	82,236	4,189,102
Eagle Test Systems Inc. (1)	18,253	301,540
Excel Technology Inc. (1)	32,310	956,053
FEI Co. (1)	98,340	2,075,957
FLIR Systems Inc. (1)	285,019	7,741,116
II-VI Inc. (1)	97,283	2,424,292
International DisplayWorks Inc. (1)(2)	182,770	1,164,245
Ionatron Inc. (1)(2)	128,473	617,955
Itron Inc. (1)	104,582	5,835,676
L-1 Identity Solutions Inc. (1)	186,380	2,432,259
Lo-Jack Corp. (1)	77,094	1,510,271
Measurements Specialties Inc. (1)	57,535	1,073,028
Metrologic Instruments Inc. (1)	39,658	720,189
Molecular Devices Corp. (1)	61,648	1,139,872
Multi-Fineline Electronix Inc. (1)(2)	33,997	862,504
OSI Systems Inc. (1)	23,171	454,152
OYO Geospace Corp. (1)	16,088	912,994
Park Electrochemical Corp.	7,652	242,415
Photon Dynamics Inc. (1)	40,079	531,848
Plexus Corp. (1)	188,533	3,619,834
RAE Systems Inc. (1)(2)	157,296	479,753
Rofin-Sinar Technologies Inc. (1)	59,395	3,609,434
Rogers Corp. (1)	71,762	4,431,303
Sonic Solutions Inc. (1)	106,363	1,620,972
Taser International Inc. (1)(2)	256,534	1,965,050
TTM Technologies Inc. (1)	149,947	1,754,380
Varian Inc. (1)	43,113	1,977,593
Watts Water Technologies Inc. Class A	24,910	791,142
X-Rite Inc.	47,187	506,788

		82,217,968
ENERGY - ALTERNATE SOURCES—0.64%
Aventine Renewable Energy Holdings Inc. (1)	100,344	2,146,358
Evergreen Energy Inc.	293,745	3,143,071
Evergreen Solar Inc. (1)(2)	276,970	2,298,851
FuelCell Energy Inc. (1)	21,970	167,192
Headwaters Inc. (1)(2)	98,079	2,290,145
MGP Ingredients Inc.	40,069	852,268
Pacific Ethanol Inc. (1)(2)	105,206	1,477,092
Plug Power Inc. (1)(2)	300,836	1,224,403
SunPower Corp. Class A (1)	42,658	1,183,333
Syntroleum Corp. (1)	160,673	769,624
Verasun Energy Corp. (1)	44,828	719,489

		16,271,826
ENGINEERING & CONSTRUCTION—0.21%
ENGlobal Corp. (1)(2)	65,830	407,488
Granite Construction Inc.	40,137	2,141,309
Layne Christensen Co. (1)	17,696	505,575
Perini Corp. (1)	80,745	1,685,956
Sterling Construction Co. Inc. (1)	31,964	641,198

		5,381,526
ENTERTAINMENT—0.93%
Bally Technologies Inc. (1)	186,422	3,281,027
Century Casinos Inc. (1)	85,116	846,053
Dover Downs Gaming & Entertainment Inc.	59,448	722,293
Isle of Capri Casinos Inc. (1)	64,958	1,368,015
Macrovision Corp. (1)	181,847	4,307,955
Pinnacle Entertainment Inc. (1)	122,324	3,439,751
Progressive Gaming International Corp. (1)(2)	142,476	1,168,303
Shuffle Master Inc. (1)(2)	143,864	3,885,767
Vail Resorts Inc. (1)	109,554	4,384,351

		23,403,515
ENVIRONMENTAL CONTROL—0.91%
Aleris International Inc. (1)	129,201	6,529,819
American Ecology Corp.	64,515	1,273,526
Basin Water Inc. (1)	24,474	200,442
Casella Waste Systems Inc. Class A (1)	86,880	898,339
Clean Harbors Inc. (1)	64,735	2,819,209
Darling International Inc. (1)	317,932	1,332,135
Mine Safety Appliances Co. (2)	78,344	2,792,180
Rentech Inc. (1)(2)	569,014	2,634,535
Tetra Tech Inc. (1)	143,893	2,506,616
Waste Connections Inc. (1)	47,939	1,817,367
Waste Holdings Inc.	1,540	41,626

		22,845,794

FOOD—0.72%
Arden Group Inc. Class A	5,398	628,327
Diamond Foods Inc.	48,210	689,885
Flowers Foods Inc.	117,125	3,148,320
J&J Snack Foods Corp.	27,747	862,932
Lance Inc.	49,967	1,100,273
Pathmark Stores Inc. (1)	16,139	160,583
Ralcorp Holdings Inc. (1)	9,286	447,864
Tootsie Roll Industries Inc.	130,650	3,829,351
United Natural Foods Inc. (1)	174,024	5,393,004
Wild Oats Markets Inc. (1)(2)	119,088	1,925,653

		18,186,192
FOREST PRODUCTS & PAPER—0.19%
Deltic Timber Corp.	42,005	2,001,958
Neenah Paper Inc.	61,105	2,091,624
Wausau Paper Corp.	10,608	143,208
Xerium Technologies Inc.	41,541	460,274

		4,697,064
HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.	66,512	2,050,565
Franklin Electric Co. Inc.	93,225	4,953,976
Raser Technologies Inc. (1)(2)	82,871	460,763
Regal-Beloit Corp.	68,025	2,959,087

		10,424,391
HEALTH CARE - PRODUCTS—5.96%
Abaxis Inc. (1)	83,094	1,943,569
ABIOMED Inc. (1)	97,296	1,439,008
Adeza Biomedical Corp. (1)	61,563	1,010,249
Align Technology Inc. (1)	231,154	2,630,533
American Medical Systems Holdings Inc. (1)	287,896	5,305,923
AngioDynamics Inc. (1)	50,914	1,054,429
Arrow International Inc.	93,631	2,978,402
ArthroCare Corp. (1)(2)	107,646	5,044,292
Aspect Medical Systems Inc. (1)	66,732	1,139,115
Biosite Inc. (1)	61,896	2,861,452
Bruker BioSciences Corp. (1)	172,644	1,210,234
Candela Corp. (1)	98,634	1,076,097
Cepheid Inc. (1)	225,285	1,626,558
Cerus Corp. (1)	113,325	628,954
Conceptus Inc. (1)	93,512	1,654,227
Cyberonics Inc. (1)(2)	89,097	1,561,870
Datascope Corp.	3,628	121,429
DexCom Inc. (1)	68,683	764,442
DJO Inc. (1)	93,662	3,889,783
Encore Medical Corp. (1)	133,466	840,836
ev3 Inc. (1)	67,492	1,148,039
FoxHollow Technologies Inc. (1)(2)	77,058	2,634,613
Haemonetics Corp. (1)	109,706	5,134,241
Hologic Inc. (1)	217,272	9,455,677
ICU Medical Inc. (1)	22,125	1,006,245
Immucor Inc. (1)	279,671	6,267,427
IntraLase Corp. (1)	89,031	1,754,801
Inverness Medical Innovations Inc. (1)	7,001	243,355
IRIS International Inc. (1)	71,348	820,502
Kensey Nash Corp. (1)	15,558	455,383
Kyphon Inc. (1)	182,343	6,823,275
LCA-Vision Inc.	85,409	3,528,246
Luminex Corp. (1)	131,977	2,405,941
Medical Action Industries Inc. (1)	11,705	314,747
Mentor Corp.	149,781	7,547,465
Merge Technologies Inc. (1)	41,417	284,949
Meridian Bioscience Inc.	86,747	2,039,422
Natus Medical Inc. (1)	86,698	1,183,428
Neurometrix Inc. (1)(2)	51,807	984,851
Northstar Neuroscience Inc. (1)	35,788	472,402
NuVasive Inc. (1)	136,496	2,744,935
NxStage Medical Inc. (1)	49,400	433,238
Oakley Inc.	34,325	585,241
OraSure Technologies Inc. (1)	189,965	1,527,319
Palomar Medical Technologies Inc. (1)	71,559	3,019,790
PolyMedica Corp.	94,906	4,062,926
PSS World Medical Inc. (1)	277,998	5,557,180
Quidel Corp. (1)	123,951	1,750,188
Sirona Dental Systems Inc.	72,509	2,387,721
Solexa Inc. (1)(2)	98,759	871,054
SonoSite Inc. (1)	67,057	1,904,419
Spectranetics Corp. (1)	127,311	1,489,539
Stereotaxis Inc. (1)(2)	95,892	992,482
SurModics Inc. (1)(2)	65,671	2,306,366
Symmetry Medical Inc. (1)	123,590	1,864,973
ThermoGenesis Corp. (1)	224,202	867,662
Thoratec Corp. (1)	191,453	2,988,581

TriPath Imaging Inc. (1)	128,454	1,159,940
Ventana Medical Systems Inc. (1)	118,908	4,855,014
Viasys Healthcare Inc. (1)	85,899	2,339,889
Visicu Inc. (1)	23,409	209,979
Vital Images Inc. (1)	54,313	1,715,205
Vital Sign Inc.	24,996	1,415,024
Volcano Corp.	26,216	301,222
West Pharmaceutical Services Inc.	133,219	5,231,510
Wright Medical Group Inc. (1)	126,599	3,070,026
Young Innovations Inc.	18,346	659,722
Zoll Medical Corp. (1)	23,399	839,790

		150,437,346
HEALTH CARE - SERVICES—1.94%
Air Methods Corp. (1)	37,434	883,442
Alliance Imaging Inc. (1)	33,628	262,635
Amedisys Inc. (1)(2)	65,780	2,609,493
AMERIGROUP Corp. (1)	39,589	1,169,855
AmSurg Corp. (1)	76,352	1,699,596
Apria Healthcare Group Inc. (1)	17,649	348,391
Bio-Reference Laboratories Inc. (1)	42,520	954,574
Centene Corp. (1)	177,261	2,914,171
Emeritus Corp. (1)	12,376	266,703
Five Star Quality Care Inc. (1)	131,254	1,412,293
Gentiva Health Services Inc. (1)	58,521	962,085
Healthways Inc. (1)	142,329	6,347,873
Hythiam Inc. (1)(2)	106,928	772,020
LHC Group Inc. (1)	48,649	1,085,846
Magellan Health Services Inc. (1)	20,682	881,053
Matria Healthcare Inc. (1)	82,258	2,285,950
MedCath Corp. (1)	11,923	358,763
Molina Healthcare Inc. (1)	23,710	838,386
National Healthcare Corp.	22,562	1,212,256
NightHawk Radiology Holdings Inc. (1)(2)	25,684	491,335
Odyssey Healthcare Inc. (1)	110,483	1,566,649
Option Care Inc.	8,533	114,257
Psychiatric Solutions Inc. (1)	218,245	7,439,972
Radiation Therapy Services Inc. (1)	51,078	1,493,010
Sun Healthcare Group Inc. (1)	95,136	1,021,761
Sunrise Senior Living Inc. (1)	138,585	4,139,534
Symbion Inc. (1)	37,832	694,596
United Surgical Partners International Inc. (1)	183,170	4,548,111
VistaCare Inc. Class A (1)	20,324	211,370

		48,985,980
HOME BUILDERS—0.53%
AMREP Corp.	5,534	270,447
Brookfield Homes Corp. (2)	19,185	540,250
Cavco Industries Inc. (1)	9,708	305,899
Champion Enterprises Inc. (1)	313,055	2,160,079
Fleetwood Enterprises Inc. (1)	263,665	1,774,465
Hovnanian Enterprises Inc. Class A (1)(2)	57,016	1,672,849
M/I Homes Inc.	6,053	213,974
Palm Harbor Homes Inc. (1)	11,369	170,080
Williams Scotsman International Inc. (1)	114,873	2,453,687
Winnebago Industries Inc. (2)	122,127	3,832,345

		13,394,075
HOME FURNISHINGS—0.47%
American Woodmark Corp. (2)	49,460	1,666,307
DTS Inc. (1)	55,160	1,168,289
Ethan Allen Interiors Inc.	28,072	972,976
Kimball International Inc. Class B	38,694	746,794
Sealy Corp.	33,203	433,631
Tempur-Pedic International Inc. (1)(2)	206,757	3,550,018
TiVo Inc. (1)	316,420	2,401,628
Universal Electronics Inc. (1)	48,524	921,956

		11,861,599
HOUSEHOLD PRODUCTS & WARES—0.63%
ACCO Brands Corp. (1)	73,374	1,633,305
Central Garden & Pet Co. (1)	7,399	357,076
CNS Inc.	51,989	1,467,649
Fossil Inc. (1)	76,423	1,646,151
Harland (John H.) Co.	43,861	1,598,733
Playtex Products Inc. (1)	167,462	2,243,991
Tupperware Brands Corp.	114,397	2,226,166
WD-40 Co.	33,310	1,188,168
Yankee Candle Co. Inc. (The)	117,231	3,431,351

		15,792,590

HOUSEWARES—0.03%
Lifetime Brands Inc.	37,886	701,649

		701,649
INSURANCE—0.26%
Darwin Professional Underwriters Inc. (1)	21,307	473,228
Enstar Group Inc. (1)	12,671	1,210,587
First Acceptance Corp. (1)	39,470	453,510
Hilb, Rogal & Hobbs Co.	10,847	462,625
National Interstate Corp.	41,353	1,017,284
Safety Insurance Group Inc.	4,879	237,412
Tower Group Inc.	69,530	2,318,825
21st Century Insurance Group	19,889	297,341

		6,470,812
INTERNET—5.38%
Access Integrated Technologies Inc. Class A (1)(2)	54,857	519,496
Agile Software Corp. (1)	32,274	210,749
aQuantive Inc. (1)	313,933	7,415,097
Art Technology Group Inc. (1)	464,460	1,189,018
@Road Inc. (1)	158,387	924,980
Audible Inc. (1)(2)	100,207	727,503
Avocent Corp. (1)	19,897	599,298
Blue Coat Systems Inc. (1)	59,450	1,070,694
Blue Nile Inc. (1)(2)	54,425	1,978,349
Chordiant Software Inc. (1)	325,324	998,745
Click Commerce Inc. (1)(2)	41,885	947,439
CNET Networks Inc. (1)	617,645	5,917,039
CyberSource Corp. (1)	126,796	1,499,997
DealerTrack Holdings Inc. (1)	43,666	965,455
Digital Insight Corp. (1)	142,935	4,190,854
Digital River Inc. (1)	162,910	8,327,959
Digitas Inc. (1)	372,316	3,581,680
Drugstore.com Inc. (1)	328,650	1,133,842
eCollege.com Inc. (1)	74,984	1,198,994
Equinix Inc. (1)(2)	117,957	7,089,216
eResearch Technology Inc. (1)(2)	203,804	1,652,850
GSI Commerce Inc. (1)(2)	161,650	2,398,886
Harris Interactive Inc. (1)	64,553	393,773
i2 Technologies Inc. (1)	38,397	719,176
InfoSpace Inc. (1)	68,378	1,260,890
Internap Network Services Corp. (1)	126,386	1,923,595
Internet Security Systems Inc. (1)	14,310	397,246
Interwoven Inc. (1)	84,516	932,211
iPass Inc. (1)	187,514	877,566
j2 Global Communications Inc. (1)(2)	204,899	5,567,106
Jupitermedia Corp. (1)	90,601	784,605
Knot Inc. (The) (1)	72,800	1,611,064
Lionbridge Technologies Inc. (1)	245,206	1,870,922
Liquidity Services Inc. (1)	31,727	494,624
LoopNet Inc. (1)	3,932	49,779
Move Inc. (1)	413,584	2,030,697
NetFlix Inc. (1)(2)	185,391	4,223,207
NIC Inc. (1)	160,704	827,626
1-800-FLOWERS.COM Inc. (1)	88,418	465,079
Online Resources Corp. (1)	92,235	1,129,879
Openwave Systems Inc. (1)	389,344	3,644,260
Opsware Inc. (1)	337,614	3,041,902
Overstock.com Inc. (1)(2)	48,835	856,078
Perficient Inc. (1)	73,795	1,157,106
Priceline.com Inc. (1)(2)	104,940	3,860,743
RealNetworks Inc. (1)(2)	331,288	3,514,966
Redback Networks Inc. (1)	260,604	3,617,184
RightNow Technologies Inc. (1)	61,268	956,393
Sapient Corp. (1)	337,467	1,839,195
Secure Computing Corp. (1)	9,665	61,179
Sohu.com Inc. (1)	106,333	2,341,453
Stamps.com Inc. (1)	77,076	1,469,069
Stellent Inc.	63,090	683,896
Terremark Worldwide Inc. (1)	159,823	887,018
TheStreet.com Inc.	74,873	796,649
TIBCO Software Inc. (1)	110,430	991,661
Travelzoo Inc. (1)	12,438	358,463
TriZetto Group Inc. (The) (1)	177,145	2,681,975
24/7 Real Media Inc. (1)	200,640	1,713,466
ValueClick Inc. (1)	395,338	7,329,567
Vasco Data Security International Inc. (1)	102,237	1,059,175
Vignette Corp. (1)	38,865	526,232
WebEx Communications Inc. (1)	172,488	6,730,482
webMethods Inc. (1)	61,670	471,776
Websense Inc. (1)	197,587	4,269,855
WebSideStory Inc. (1)	71,444	943,775

		135,900,703
INVESTMENT COMPANIES—0.07%
Gladstone Investment Corp.	29,018	423,663
Harris & Harris Group Inc. (1)(2)	67,790	832,461
Technology Investment Capital Corp.	43,054	629,880

		1,886,004

IRON & STEEL—0.61%
AK Steel Holding Corp. (1)	453,708	5,508,015
Chaparral Steel Co. (1)	36,206	1,233,176
Cleveland-Cliffs Inc.	60,456	2,303,978
Oregon Steel Mills Inc. (1)	127,886	6,249,789

		15,294,958
LEISURE TIME—0.75%
Ambassadors Group Inc.	85,127	2,407,392
Bally Total Fitness Holding Corp. (1)(2)	35,324	53,339
Life Time Fitness Inc. (1)	125,317	5,800,924
Marine Products Corp.	28,246	274,551
Nautilus Inc. (2)	103,040	1,416,800
Polaris Industries Inc.	136,998	5,637,468
Town Sports International Holdings Inc. (1)	8,663	113,659
WMS Industries Inc. (1)	111,205	3,248,298

		18,952,431
LODGING—0.21%
Ameristar Casinos Inc.	27,173	589,926
Aztar Corp. (1)	38,701	2,051,540
Lodgian Inc. (1)	6,260	83,133
Monarch Casino & Resort Inc. (1)	43,569	844,803
Morgans Hotel Group Co. (1)	75,238	940,475
MTR Gaming Group Inc. (1)	22,855	214,608
Riviera Holdings Corp. (1)	24,365	497,777

		5,222,262
MACHINERY—1.80%
Albany International Corp. Class A	73,771	2,347,393
Applied Industrial Technologies Inc.	183,992	4,489,405
Astec Industries Inc. (1)	70,139	1,771,010
Bucyrus International Inc. Class A	130,108	5,519,181
Chart Industries Inc. (1)	25,907	318,915
Cognex Corp.	177,115	4,473,925
Columbus McKinnon Corp. (1)	75,830	1,367,215
DXP Enterprises Inc. (1)	7,063	165,204
Flow International Corp. (1)	153,646	1,992,789
Gehl Corp. (1)	14,321	383,516
Gerber Scientific Inc. (1)	16,034	240,189
Intermec Inc. (1)	207,586	5,471,967
Intevac Inc. (1)	86,863	1,459,298
iRobot Corp. (1)(2)	47,831	959,490
Lindsay Manufacturing Co.	6,671	191,791
Middleby Corp. (The) (1)	27,436	2,114,218
Nordson Corp.	104,883	4,180,636
Presstek Inc. (1)	122,798	661,881
Sauer-Danfoss Inc.	33,386	800,596
Tennant Co.	11,022	268,275
TurboChef Technologies Inc. (1)(2)	55,169	766,849
Wabtec Corp.	200,119	5,429,228

		45,372,971
MANUFACTURING—2.25%
Actuant Corp. Class A	112,495	5,636,000
Acuity Brands Inc.	185,125	8,404,675
American Railcar Industries Inc.	37,772	1,099,543
Barnes Group Inc.	133,398	2,342,469
Blount International Inc. (1)	86,267	864,395
Ceradyne Inc. (1)(2)	110,638	4,546,115
CLARCOR Inc.	77,157	2,352,517
ESCO Technologies Inc. (1)	106,367	4,897,137
Flanders Corp. (1)	52,247	447,234
FreightCar America Inc.	28,329	1,501,437
GenTek Inc. (1)	42,608	1,176,407
Hexcel Corp. (1)	384,905	5,446,406
Jacuzzi Brands Inc. (1)	164,351	1,641,866
Lancaster Colony Corp.	73,981	3,311,390
Matthews International Corp. Class A	87,415	3,217,746
Myers Industries Inc.	65,328	1,110,576
PW Eagle Inc. (2)	43,755	1,313,088
Raven Industries Inc.	66,514	1,996,085
Reddy Ice Holdings Inc.	60,587	1,466,205
Smith & Wesson Holding Corp. (1)	120,377	1,670,833
Smith (A.O.) Corp.	62,515	2,464,966

		56,907,090
MEDIA—0.85%
Acacia Research Corp. - Acacia Technologies Group (1)	115,422	1,310,040
CKX Inc. (1)	210,411	2,619,617

Courier Corp.	6,759	251,029
Crown Media Holdings Inc. (1)(2)	33,234	149,221
Cumulus Media Inc. Class A (1)	33,100	316,436
Emmis Communications Corp. (1)	43,262	529,960
Entravision Communications Corp. (1)	151,197	1,124,906
Gemstar-TV Guide International Inc. (1)	1,022,304	3,394,049
LodgeNet Entertainment Corp. (1)	69,095	1,304,514
Martha Stewart Living Omnimedia Inc. Class A (2)	104,792	1,861,106
Mediacom Communications Corp. (1)	122,576	872,741
Playboy Enterprises Inc. Class B (1)	9,984	93,949
Private Media Group Inc. (1)(2)	102,861	415,558
Readers Digest Association Inc. (The)	202,404	2,623,156
Salem Communications Corp. Class A	2,875	32,516
Sinclair Broadcast Group Inc. Class A	188,721	1,481,460
Spanish Broadcasting System Inc. Class A (1)	77,493	338,644
Sun-Times Media Group Inc. Class A	144,773	952,606
Value Line Inc.	5,503	256,495
World Wrestling Entertainment Inc.	88,829	1,459,460

		21,387,463
METAL FABRICATE & HARDWARE—0.79%
Ampco-Pittsburgh Corp.	2,477	76,614
Castle (A.M.) & Co.	20,928	561,708
Dynamic Materials Corp.	48,888	1,584,949
Foster (L.B.) Co. Class A (1)	42,866	690,143
Kaydon Corp.	116,088	4,297,578
Ladish Co. Inc. (1)	54,971	1,587,562
Mueller Industries Inc.	20,769	730,446
Mueller Water Products Inc. Class A (1)	92,580	1,352,594
NN Inc.	6,558	77,581
NS Group Inc. (1)	35,218	2,273,322
Quanex Corp.	33,299	1,010,625
RBC Bearings Inc. (1)	84,514	2,041,013
Valmont Industries Inc.	68,921	3,601,122

		19,885,257
MINING—0.73%
AMCOL International Corp.	90,546	2,255,501
Century Aluminum Co. (1)	51,903	1,746,536
Coeur d’Alene Mines Corp. (1)	1,146,294	5,399,045
Hecla Mining Co. (1)(2)	491,521	2,821,331
Royal Gold Inc. (2)	38,969	1,057,229
RTI International Metals Inc. (1)	93,670	4,082,139
Stillwater Mining Co. (1)	139,204	1,169,314

		18,531,095
OFFICE & BUSINESS EQUIPMENT—0.06%
Global Imaging Systems Inc. (1)	63,780	1,407,625

		1,407,625
OFFICE FURNISHINGS—0.57%
Herman Miller Inc.	273,511	9,356,811
Interface Inc. Class A (1)	197,186	2,539,756
Knoll Inc.	124,723	2,519,405

		14,415,972
OIL & GAS—3.15%
Alon USA Energy Inc.	31,185	919,646
Arena Resources Inc. (1)	48,137	1,546,160
Atlas America Inc. (1)	71,495	3,051,407
ATP Oil & Gas Corp. (1)	82,942	3,063,877
Atwood Oceanics Inc. (1)	111,354	5,007,589
Aurora Oil & Gas Corp. (1)	278,106	851,004
Berry Petroleum Co. Class A	145,596	4,099,983
Bill Barrett Corp. (1)	52,198	1,281,983
Bois d’Arc Energy Inc. (1)	66,356	1,015,247
Bronco Drilling Co. Inc. (1)	47,762	839,656
Callon Petroleum Co. (1)	44,299	600,694
Carrizo Oil & Gas Inc. (1)	91,187	2,351,713
Clayton Williams Energy Inc. (1)	21,615	654,935
Comstock Resources Inc. (1)	121,821	3,307,440
Crosstex Energy Inc.	43,699	3,914,119
Delek US Holdings Inc. (1)	41,962	776,297
Delta Petroleum Corp. (1)	199,964	4,503,189
Energy Partners Ltd. (1)	116,039	2,860,361
Exploration Company of Delaware (The) (1)	121,525	1,162,994
Gasco Energy Inc. (1)(2)	306,267	826,921
GeoGlobal Resources Inc. (1)(2)	122,311	716,742
Geomet Inc. (1)	34,002	319,619
Giant Industries Inc. (1)	18,836	1,529,483
GMX Resources Inc. (1)	33,602	1,054,767
Goodrich Petroleum Corp. (1)	51,785	1,559,764
Grey Wolf Inc. (1)	801,974	5,357,186

Gulfport Energy Corp. (1)	52,493	608,394
Mariner Energy Inc. (1)	301,979	5,547,354
Parallel Petroleum Corp. (1)	154,592	3,101,116
Penn Virginia Corp.	33,016	2,093,545
Petrohawk Energy Corp. (1)	342,910	3,559,406
Petroleum Development Corp. (1)	67,067	2,675,303
PetroQuest Energy Inc. (1)	43,297	451,588
Pioneer Drilling Co. (1)	170,248	2,185,984
PrimeEnergy Corp. (1)	3,015	214,909
Quest Resource Corp. (1)	81,840	726,739
RAM Energy Resources Inc. (1)(2)	42,563	204,302
Sulphco Inc. (1)(2)	85,902	533,451
Toreador Resources Corp. (1)(2)	50,322	926,931
Transmeridian Exploration Inc. (1)(2)	287,190	1,134,401
VAALCO Energy Inc. (1)	237,632	1,706,198
Warren Resources Inc. (1)	62,506	761,323

		79,603,720
OIL & GAS SERVICES—2.17%
Allis-Chalmers Energy Inc. (1)	77,834	1,139,490
Basic Energy Services Inc. (1)	51,803	1,263,993
CARBO Ceramics Inc.	83,010	2,990,850
Complete Production Services Inc. (1)	107,277	2,117,648
Dawson Geophysical Co. (1)	16,408	487,318
Dril-Quip Inc. (1)	45,491	3,078,831
Gulf Island Fabrication Inc.	32,317	843,151
Hercules Offshore Inc. (1)	83,374	2,588,763
Hornbeck Offshore Services Inc. (1)	5,273	176,646
Hydril Co. (1)	73,535	4,122,372
Input/Output Inc. (1)	79,746	791,878
Lone Star Technologies Inc. (1)	7,422	359,076
Lufkin Industries Inc.	60,846	3,219,970
MarkWest Hydrocarbon Inc.	25,507	714,196
Matrix Service Co. (1)	85,364	1,117,415
Maverick Tube Corp. (1)	128,054	8,301,741
Metretek Technologies Inc. (1)(2)	65,583	783,061
NATCO Group Inc. Class A (1)	59,988	1,727,654
Newpark Resources Inc. (1)	214,565	1,143,631
Oil States International Inc. (1)	106,282	2,922,755
RPC Inc.	88,084	1,613,699
Superior Well Services Inc. (1)	45,647	903,811
T-3 Energy Services Inc. (1)	1,291	25,910
Veritas DGC Inc. (1)	102,059	6,717,523
Warrior Energy Service Corp. (1)	23,880	614,910
W-H Energy Services Inc. (1)	121,490	5,038,190

		54,804,482
PACKAGING & CONTAINERS—0.18%
AEP Industries Inc. (1)	26,824	1,125,267
Graphic Packaging Corp. (1)	316,272	1,157,556
Silgan Holdings Inc.	57,472	2,158,648

		4,441,471
PHARMACEUTICALS—6.09%
ACADIA Pharmaceuticals Inc. (1)	98,836	853,943
Adams Respiratory Therapeutics Inc. (1)	125,141	4,578,909
Adolor Corp. (1)	187,199	2,596,450
Akorn Inc. (1)(2)	181,742	656,089
Alkermes Inc. (1)	398,292	6,312,928
Alnylam Pharmaceuticals Inc. (1)(2)	132,216	1,905,233
Alpharma Inc. Class A	33,963	794,395
Altus Pharmaceuticals Inc. (1)	25,044	399,953
Anadys Pharmaceuticals Inc. (1)	73,562	213,330
Andrx Corp. (1)	246,313	6,017,427
Array BioPharma Inc. (1)	162,620	1,385,522
AtheroGenics Inc. (1)(2)	138,906	1,829,392
Auxilium Pharmaceuticals Inc. (1)	100,657	1,018,649
AVANIR Pharmaceuticals Class A (1)(2)	129,236	894,313
AVI BioPharma Inc. (1)(2)	205,058	744,361
Bentley Pharmaceuticals Inc. (1)	13,004	156,048
Bioenvision Inc. (1)	147,054	810,268
BioMarin Pharmaceutical Inc. (1)	352,045	5,009,600
Caraco Pharmaceutical Laboratories Ltd. (1)	33,870	344,119
CombinatoRX Inc. (1)	100,497	626,096
Connetics Corp. (1)	140,532	1,531,799
Conor Medsystems Inc. (1)	124,133	2,925,815
Cubist Pharmaceuticals Inc. (1)(2)	223,965	4,868,999
CV Therapeutics Inc. (1)	228,261	2,542,828
Cypress Bioscience Inc. (1)	79,810	582,613
Dendreon Corp. (1)	15,126	67,613
Depomed Inc. (1)	150,131	612,534
Durect Corp. (1)	248,034	1,016,939
Emisphere Technologies Inc. (1)(2)	82,747	699,212
Genta Inc. (1)	561,745	438,161

HealthExtras Inc. (1)	111,798	3,165,001
Hi-Tech Pharmacal Co. Inc. (1)	38,323	484,403
Idenix Pharmaceuticals Inc. (1)(2)	103,291	1,001,923
I-Flow Corp. (1)	95,789	1,151,384
Indevus Pharmaceuticals Inc. (1)	192,503	1,139,618
Isis Pharmaceuticals Inc. (1)	301,643	2,165,797
K-V Pharmaceutical Co. Class A (1)	159,592	3,782,330
Mannatech Inc. (2)	67,120	1,189,366
MannKind Corp. (1)(2)	92,538	1,758,222
Medarex Inc. (1)	503,206	5,404,432
Medicines Co. (The) (1)	206,322	4,654,624
Medicis Pharmaceutical Corp. Class A	224,457	7,261,184
MGI Pharma Inc. (1)	322,113	5,543,565
Nastech Pharmaceutical Co. Inc. (1)(2)	90,249	1,377,200
NBTY Inc. (1)	24,544	718,403
Neurocrine Biosciences Inc. (1)	123,655	1,329,291
New River Pharmaceuticals Inc. (1)(2)	55,980	1,440,365
Noven Pharmaceuticals Inc. (1)	98,066	2,365,352
NPS Pharmaceuticals Inc. (1)	156,177	595,034
Nuvelo Inc. (1)	153,209	2,794,532
Onyx Pharmaceuticals Inc. (1)(2)	170,655	2,950,625
OSI Pharmaceuticals Inc. (1)	234,623	8,805,401
Osiris Therapeutics Inc. (1)	11,973	119,850
Pain Therapeutics Inc. (1)(2)	145,439	1,253,684
Par Pharmaceutical Companies Inc. (1)	95,492	1,741,774
Penwest Pharmaceuticals Co. (1)	94,367	1,571,211
Perrigo Co.	23,780	403,547
PetMed Express Inc. (1)	78,730	821,941
Pharmion Corp. (1)	69,917	1,506,711
POZEN Inc. (1)	102,782	1,321,777
Progenics Pharmaceuticals Inc. (1)	91,987	2,158,015
Renovis Inc. (1)	63,623	875,452
Rigel Pharmaceuticals Inc. (1)	26,260	269,690
Salix Pharmaceuticals Ltd. (1)	191,946	2,602,788
Santarus Inc. (1)(2)	188,678	1,399,991
Sciele Pharma Inc. (1)	105,333	1,984,474
Somaxon Pharmaceuticals Inc. (1)	20,398	251,099
Tanox Inc. (1)	101,158	1,195,688
Tiens Biotech Group (USA) Inc. (1)	14,214	41,221
Trimeris Inc. (1)	72,186	635,237
United Therapeutics Inc. (1)	97,212	5,107,518
USANA Health Sciences Inc. (1)(2)	38,947	1,736,647
Valeant Pharmaceuticals International	382,645	7,568,718
ViroPharma Inc. (1)	117,863	1,434,393
XenoPort Inc. (1)	83,383	1,698,512
Zymogenetics Inc. (1)	154,364	2,604,121

		153,815,649
REAL ESTATE—0.15%
Consolidated-Tomoka Land Co.	23,242	1,491,439
HouseValues Inc. (1)(2)	55,543	324,371
Resource Capital Corp.	7,501	115,890
Trammell Crow Co. (1)	54,286	1,981,982

		3,913,682
REAL ESTATE INVESTMENT TRUSTS—2.80%
Acadia Realty Trust	130,822	3,335,961
Alexander’s Inc. (1)	8,306	2,576,937
Alexandria Real Estate Equities Inc.	20,218	1,896,448
Corporate Office Properties Trust	137,516	6,155,216
Cousins Properties Inc.	157,688	5,394,506
Crystal River Capital Inc. (1)	5,040	115,315
Digital Realty Trust Inc.	76,108	2,383,703
EastGroup Properties Inc.	88,416	4,408,422
Equity Lifestyle Properties Inc.	79,924	3,653,326
FelCor Lodging Trust Inc.	47,130	944,957
Getty Realty Corp.	72,520	2,123,386
Glimcher Realty Trust (2)	150,716	3,734,742
Home Properties Inc.	123,651	7,067,891
Inland Real Estate Corp.	15,191	266,146
JER Investors Trust Inc.	38,694	663,989
Longview Fibre Co.	70,377	1,430,061
Maguire Properties Inc.	23,102	941,175
Mid-America Apartment Communities Inc.	24,854	1,521,562
Mills Corp.	233,367	3,899,563
Omega Healthcare Investors Inc.	41,354	620,724
PS Business Parks Inc.	13,292	801,508
Saul Centers Inc.	45,323	2,039,535
Sovran Self Storage Inc.	8,830	490,507
Sun Communities Inc.	74,506	2,381,212
Tanger Factory Outlet Centers Inc.	127,436	4,539,270
Washington Real Estate Investment Trust	185,544	7,384,651

		70,770,713

RETAIL—7.43%
AC Moore Arts & Crafts Inc. (1)	34,509	656,706
Aeropostale Inc. (1)	224,815	6,571,342
America’s Car-Mart Inc. (1)(2)	21,275	349,974
Applebee’s International Inc.	255,805	5,502,366
Bebe Stores Inc.	97,075	2,405,519
Big 5 Sporting Goods Corp.	75,237	1,715,404
BJ’s Restaurants Inc. (1)(2)	56,615	1,246,096
Brown Shoe Co. Inc.	30,519	1,093,801
Buckle Inc. (The)	35,786	1,357,721
Buffalo Wild Wings Inc. (1)	30,682	1,173,587
Build-A-Bear Workshop Inc. (1)(2)	60,298	1,372,985
Cabela’s Inc. Class A (1)(2)	7,957	172,906
Cache Inc. (1)	47,159	843,675
California Pizza Kitchen Inc. (1)	81,833	2,449,262
Casey’s General Store Inc.	17,279	384,803
Cash America International Inc.	63,982	2,500,417
Casual Male Retail Group Inc. (1)	126,111	1,731,504
Cato Corp. Class A	125,622	2,752,378
CEC Entertainment Inc. (1)	77,455	2,440,607
Charlotte Russe Holding Inc. (1)	67,809	1,867,460
Charming Shoppes Inc. (1)	255,934	3,654,738
Children’s Place Retail Stores Inc. (The) (1)	93,187	5,966,764
Chipotle Mexican Grill Inc. Class A (1)(2)	32,553	1,616,908
Christopher & Banks Corp.	150,313	4,431,227
Citi Trends Inc. (1)(2)	25,769	889,288
CKE Restaurants Inc.	277,585	4,641,221
Conn’s Inc. (1)(2)	26,463	552,283
Cosi Inc. (1)	140,190	751,418
CSK Auto Corp. (1)	97,927	1,380,771
Deb Shops Inc.	20,344	521,620
dELiA*s Inc. (1)	48,967	377,046
Denny’s Corp. (1)	382,904	1,305,703
Dress Barn Inc. (1)	189,183	4,127,973
DSW Inc. Class A (1)	66,785	2,103,728
EZCORP Inc. (1)	48,907	1,891,723
First Cash Financial Services Inc. (1)	115,142	2,370,774
Genesco Inc. (1)	12,640	435,701
Guitar Center Inc. (1)	120,643	5,390,329
Hibbet Sporting Goods Inc. (1)	132,164	3,460,054
Hot Topic Inc. (1)	182,417	2,032,125
IHOP Corp.	18,533	859,005
J. Crew Group Inc. (1)	40,130	1,206,709
Jos. A. Bank Clothiers Inc. (1)(2)	74,522	2,232,679
Krispy Kreme Doughnuts Inc. (1)(2)	104,385	845,519
Longs Drug Stores Corp.	115,261	5,303,159
MarineMax Inc. (1)	4,570	116,307
McCormick & Schmick’s Seafood Restaurants Inc. (1)	43,146	970,354
Men’s Wearhouse Inc. (The)	196,388	7,307,597
Morton’s Restaurant Group Inc. (1)	13,623	209,930
New York & Co. Inc. (1)	87,757	1,147,862
Nu Skin Enterprises Inc. Class A	144,626	2,533,848
P.F. Chang’s China Bistro Inc. (1)(2)	109,150	3,788,597
Pacific Sunwear of California Inc. (1)	300,277	4,528,177
Pantry Inc. (The) (1)	85,543	4,822,059
Papa John’s International Inc. (1)	64,330	2,322,956
Payless ShoeSource Inc. (1)	33,994	846,451
PETCO Animal Supplies Inc. (1)	239,125	6,848,540
Rare Hospitality International Inc. (1)	119,355	3,647,489
Red Robin Gourmet Burgers Inc. (1)(2)	68,102	3,140,183
Restoration Hardware Inc. (1)(2)	120,703	1,046,495
Retail Ventures Inc. (1)(2)	83,691	1,289,678
Ruby Tuesday Inc. (2)	222,945	6,284,820
Ruth’s Chris Steak House Inc. (1)	72,521	1,364,845
School Specialty Inc. (1)	9,083	320,539
Select Comfort Corp. (1)	221,598	4,848,564
Sonic Corp. (1)	353,844	8,000,413
Stein Mart Inc.	57,998	882,150
Texas Roadhouse Inc. Class A (1)	214,740	2,637,007
Triarc Companies Inc. Class B	253,297	3,829,851
Tuesday Morning Corp.	92,403	1,282,554
Tween Brands Inc. (1)	138,574	5,210,382
Under Armour Inc. Class A (1)	85,478	3,420,830
Wet Seal Inc. Class A (1)	277,145	1,701,670
World Fuel Services Corp.	113,509	4,591,439
Zumiez Inc. (1)	59,566	1,608,282

		187,486,847
SAVINGS & LOANS—0.30%
Charter Financial Corp.	16,186	647,278
Commercial Capital Bancorp Inc.	40,662	648,152
Fidelity Bankshares Inc.	28,436	1,109,288
Harbor Florida Bancshares Inc.	10,044	445,050

Home Federal Bancorp Inc.	2,320	36,076
Investors Bancorp Inc. (1)	12,133	183,087
NewAlliance Bancshares Inc.	211,676	3,101,053
PFF Bancorp Inc.	26,709	989,301
Roma Financial Corp.	3,635	55,325
Wauwatosa Holdings Inc. (1)	3,658	64,564
Westfield Financial Inc.	7,422	235,797

		7,514,971
SEMICONDUCTORS—4.24%
ADE Corp. (1)	39,969	1,279,807
Advanced Analogic Technologies Inc. (1)	152,972	839,816
AMIS Holdings Inc. (1)	97,508	925,351
Amkor Technology Inc. (1)	424,426	2,190,038
ANADIGICS Inc. (1)	193,537	1,385,725
Asyst Technologies Inc. (1)	127,736	863,495
ATMI Inc. (1)	107,911	3,136,973
Cabot Microelectronics Corp. (1)	56,892	1,639,627
Cirrus Logic Inc. (1)	312,911	2,281,121
Conexant Systems Inc. (1)	1,739,778	3,479,556
Diodes Inc. (1)	81,453	3,516,326
DSP Group Inc. (1)	17,317	395,693
EMCORE Corp. (1)(2)	169,332	1,002,445
Emulex Corp. (1)	107,235	1,948,460
Entegris Inc. (1)	56,160	612,706
Exar Corp. (1)	57,958	770,262
FormFactor Inc. (1)	188,748	7,951,953
Genesis Microchip Inc. (1)	68,212	802,855
Hittite Microwave Corp. (1)	53,728	2,390,896
Ikanos Communications Inc. (1)	85,519	1,006,559
IXYS Corp. (1)	102,194	857,408
Kopin Corp. (1)	244,161	817,939
LTX Corp. (1)	255,459	1,279,850
Mattson Technology Inc. (1)	200,599	1,664,972
Micrel Inc. (1)	299,327	2,870,546
Microsemi Corp. (1)	291,676	5,498,093
Microtune Inc. (1)	220,244	1,070,386
Mindspeed Technologies Inc. (1)	463,270	801,457
MIPS Technologies Inc. Class A (1)	99,600	672,300
Monolithic Power Systems Inc. (1)	89,216	843,983
MoSys Inc. (1)	92,033	619,382
NetLogic Microsystems Inc. (1)(2)	65,831	1,670,132
Nextest Systems Corp. (1)	24,575	323,407
OmniVision Technologies Inc. (1)(2)	220,348	3,144,366
ON Semiconductor Corp. (1)	582,806	3,426,899
Pericom Semiconductor Corp. (1)	56,112	547,092
PLX Technology Inc. (1)	104,340	1,082,006
PortalPlayer Inc. (1)	45,855	517,244
Rudolph Technologies Inc. (1)	14,864	272,457
Semitool Inc. (1)	10,956	113,285
Semtech Corp. (1)	297,444	3,795,385
Silicon Image Inc. (1)	335,955	4,273,348
SiRF Technology Holdings Inc. (1)	211,312	5,069,375
Skyworks Solutions Inc. (1)	141,438	734,063
Staktek Holdings Inc. (1)	13,839	82,757
Standard Microsystems Corp. (1)	21,810	619,840
Supertex Inc. (1)	49,586	1,927,408
Techwell Inc. (1)	16,646	249,357
Tessera Technologies Inc. (1)	190,325	6,619,504
Transmeta Corp. (1)	816,795	939,314
TranSwitch Corp. (1)	519,471	732,454
Ultratech Inc. (1)	85,821	1,143,136
Varian Semiconductor Equipment Associates Inc. (1)	202,432	7,429,254
Veeco Instruments Inc. (1)	115,294	2,323,174
Virage Logic Corp. (1)	57,083	520,026
Volterra Semiconductor Corp. (1)(2)	76,704	1,246,440
Zoran Corp. (1)	178,692	2,873,367

		107,091,070
SOFTWARE—5.07%
Actuate Corp. (1)	187,281	827,782
Advent Software Inc. (1)	83,823	3,035,231
Allscripts Healthcare Solutions Inc. (1)	190,708	4,281,395
Altiris Inc. (1)	6,486	136,790
American Reprographics Co. (1)	107,365	3,442,122
ANSYS Inc. (1)	126,251	5,577,769
Avid Technology Inc. (1)	16,565	603,297
Blackbaud Inc.	145,277	3,194,641
Blackboard Inc. (1)	114,030	3,021,795
Bottomline Technologies Inc. (1)	4,618	45,072
Computer Programs & Systems Inc.	38,827	1,272,361
Concur Technologies Inc. (1)	132,718	1,931,047
Convera Corp. (1)	114,745	607,001

CSG Systems International Inc. (1)	85,915	2,270,733
Digi International Inc. (1)	46,839	632,327
Eclipsys Corp. (1)	185,952	3,330,400
eFunds Corp. (1)	49,002	1,184,868
Emageon Inc. (1)	85,833	1,338,136
Epicor Software Corp. (1)	226,257	2,966,229
FalconStor Software Inc. (1)	151,570	1,165,573
FileNET Corp. (1)	31,724	1,104,947
Hyperion Solutions Corp. (1)	118,584	4,088,776
Infocrossing Inc. (1)	54,794	734,788
Informatica Corp. (1)	354,457	4,817,071
infoUSA Inc.	139,466	1,157,568
Innerworkings Inc. (1)	21,069	247,561
InPhonic Inc. (1)(2)	97,432	771,661
Inter-Tel Inc.	13,846	299,074
INVESTools Inc. (1)	132,647	1,410,038
JDA Software Group Inc. (1)	20,955	323,126
Keane Inc. (1)	96,641	1,392,597
ManTech International Corp. Class A (1)	56,824	1,875,760
MapInfo Corp. (1)	63,975	820,799
MicroStrategy Inc. Class A (1)	41,343	4,209,958
Midway Games Inc. (1)(2)	148,550	1,304,269
MRO Software Inc. (1)	81,293	2,086,791
Neoware Inc. (1)	75,290	1,023,191
Nuance Communications Inc. (1)(2)	517,930	4,231,488
Omnicell Inc. (1)	112,631	2,014,969
Omniture Inc. (1)	37,711	297,540
Open Solutions Inc. (1)	83,766	2,413,298
OPNET Technologies Inc. (1)	47,587	623,866
Packeteer Inc. (1)	143,935	1,239,280
Parametric Technology Corp. (1)	229,721	4,010,929
PDF Solutions Inc. (1)	86,076	943,393
Per-Se Technologies Inc. (1)	137,531	3,132,956
Phase Forward Inc. (1)	140,605	1,678,824
QAD Inc.	34,619	279,722
Quality Systems Inc.	67,710	2,626,471
Quest Software Inc. (1)	192,721	2,752,056
Renaissance Learning Inc. (2)	32,060	458,779
Schawk Inc.	11,686	212,919
Smith Micro Software Inc. (1)	83,816	1,205,274
SPSS Inc. (1)	79,646	1,985,575
Sybase Inc. (1)	20,573	498,690
Synchronoss Technologies Inc.	22,268	211,101
Take-Two Interactive Software Inc. (1)	15,468	220,574
Taleo Corp. Class A (1)	55,543	562,095
THQ Inc. (1)(2)	212,428	6,196,525
Transaction Systems Architects Inc. Class A (1)	154,210	5,292,487
Trident Microsystems Inc. (1)	235,392	5,475,218
Ultimate Software Group Inc. (1)	98,852	2,325,988
VA Software Corp. (1)(2)	254,873	1,024,589
Verint Systems Inc. (1)	55,130	1,656,657
Wind River Systems Inc. (1)	311,045	3,331,292
Witness Systems Inc. (1)	137,961	2,418,456

		127,853,555
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc. (1)	135,007	3,835,549

		3,835,549
TELECOMMUNICATIONS—4.71%
ADTRAN Inc.	167,083	3,983,259
Aeroflex Inc. (1)	46,046	473,353
Anaren Inc. (1)	9,953	209,710
Anixter International Inc.	66,542	3,757,627
Arris Group Inc. (1)	233,550	2,676,483
Atheros Communications Inc. (1)	212,446	3,851,646
Atlantic Tele-Network Inc.	24,443	451,707
Avanex Corp. (1)	673,923	1,165,887
Carrier Access Corp. (1)	20,277	143,967
Cbeyond Inc. (1)(2)	68,372	1,876,811
C-COR Inc. (1)	136,926	1,174,825
Centennial Communications Corp.	93,149	496,484
Commonwealth Telephone Enterprises Inc.	48,125	1,984,194
CommScope Inc. (1)	239,216	7,860,638
Comtech Telecommunications Corp. (1)	94,020	3,147,790
CPI International Inc. (1)	28,927	380,969
Dobson Communications Corp. Class A (1)(2)	610,957	4,288,918
EMS Technologies Inc. (1)	41,958	787,971
Eschelon Telecom Inc. (1)	29,295	497,722
Essex Corp. (1)	80,332	1,397,777
FiberTower Corp. (1)(2)	480,020	4,536,189
Finisar Corp. (1)(2)	939,136	3,409,064
Foundry Networks Inc. (1)	327,442	4,305,862
General Communication Inc. Class A (1)	129,504	1,604,555

Harmonic Inc. (1)	276,706	2,033,789
Hypercom Corp. (1)	221,629	1,502,645
I.D. Systems Inc. (1)	45,287	1,070,132
InterDigital Communications Corp. (1)	213,265	7,272,337
iPCS Inc. (1)	68,829	3,685,793
Ixia (1)	168,024	1,497,094
Lightbridge Inc. (1)	80,053	938,221
NETGEAR Inc. (1)	136,556	2,811,688
North Pittsburgh Systems Inc.	62,154	1,564,416
Novatel Wireless Inc. (1)(2)	122,483	1,179,511
NTELOS Holdings Corp. (1)	51,553	658,332
Oplink Communications Inc. (1)	4,201	83,936
ParkerVision Inc. (1)(2)	76,951	559,434
Pegasus Wireless Corp. (1)(2)	197,601	120,537
Plantronics Inc.	106,321	1,863,807
Polycom Inc. (1)	167,731	4,114,441
Radyne Corp. (1)	73,458	899,126
RF Micro Devices Inc. (1)	657,852	4,986,518
SAVVIS Inc. (1)	89,958	2,563,803
Shenandoah Telecommunications Co.	4,185	181,922
Sirenza Microdevices Inc. (1)	101,820	804,378
Sonus Networks Inc. (1)	1,040,044	5,470,631
Stratex Networks Inc. (1)	394,218	1,750,328
Symmetricom Inc. (1)(2)	32,649	263,477
Syniverse Holdings Inc. (1)	85,028	1,275,420
Tekelec (1)	202,468	2,623,985
Time Warner Telecom Inc. Class A (1)	384,498	7,309,307
UTStarcom Inc. (1)(2)	233,463	2,070,817
Viasat Inc. (1)	91,343	2,290,882
Vonage Holdings Corp. (1)(2)	73,356	504,689
Wireless Facilities Inc. (1)	86,039	184,123
Zhone Technologies Inc. (1)	218,151	233,422

		118,832,349
TOYS, GAMES & HOBBIES—0.16%
LeapFrog Enterprises Inc. (1)	20,012	158,695
Marvel Entertainment Inc. (1)	150,582	3,635,049
RC2 Corp. (1)	5,007	167,885

		3,961,629
TRANSPORTATION—2.03%
ABX Air Inc. (1)	242,172	1,361,007
American Commercial Lines Inc. (1)	126,832	7,540,162
Atlas Air Worldwide Holdings Inc. (1)	16,057	698,801
Celadon Group Inc. (1)	94,815	1,577,722
Dynamex Inc. (1)	39,102	811,367
EGL Inc. (1)	129,753	4,728,199
Florida East Coast Industries Inc.	92,347	5,271,167
Forward Air Corp.	118,016	3,905,149
Genesee & Wyoming Inc. Class A (1)	149,587	3,473,410
Heartland Express Inc.	131,628	2,063,927
Horizon Lines Inc. Class A	20,886	348,796
Hub Group Inc. Class A (1)	164,586	3,749,269
Knight Transportation Inc. (2)	236,795	4,013,675
Maritrans Inc.	5,406	197,860
Marten Transport Ltd. (1)	18,624	318,284
Old Dominion Freight Line Inc. (1)	115,815	3,477,924
P.A.M. Transportation Services Inc. (1)	12,352	309,541
Pacer International Inc.	154,869	4,299,163
Patriot Transportation Holding Inc. (1)	1,525	115,229
PHI Inc. (1)	33,225	1,012,366
Quality Distribution Inc. (1)	34,790	512,109
U.S. Xpress Enterprises Inc. Class A (1)	17,477	404,593
Universal Truckload Services Inc. (1)	24,225	629,123
USA Truck Inc. (1)	20,273	386,201

		51,205,044
TRUCKING & LEASING—0.14%
AMERCO (1)	38,301	2,840,019
Greenbrier Companies Inc. (The)	20,651	599,086
TAL International Group Inc.	4,341	92,073

		3,531,178

TOTAL COMMON STOCKS (Cost: $2,661,583,717)		2,521,554,762

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.40%
CERTIFICATES OF DEPOSIT (3)—0.31%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,095,135	1,095,135
Societe Generale
5.33%, 12/08/06	1,564,478	1,564,478
Washington Mutual Bank
5.36%, 11/13/06	3,911,195	3,911,195
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,251,582	1,251,582

		7,822,390
COMMERCIAL PAPER (3)—0.98%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	847,603	838,512
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	391,119	389,338
Atlantis One Funding
5.30%, 11/14/06 (4)	2,146,589	2,133,000
Beta Finance Inc.
5.27%, 01/25/07 (4)	312,896	307,633
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	493,906	488,618
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	793,065	788,045
CC USA Inc.
5.03%, 10/24/06 (4)	312,896	311,934
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	1,799,150	1,788,582
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	938,687	931,201
Curzon Funding LLC
5.29%, 11/17/06 (4)	1,564,478	1,553,903
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	1,154,147	1,142,432
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	1,564,478	1,556,416
Five Finance Inc.
5.19%, 12/01/06 (4)	704,015	697,925
Galleon Capital Corp.
5.27%, 12/18/06 (4)	218,745	216,280
General Electric Capital Services Inc.
5.22%, 12/11/06	156,448	154,860
Giro Funding US Corp.
5.34%, 10/10/06 (4)	782,239	781,312
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	750,949	748,079
HBOS Treasury Services PLC
5.27%, 12/15/06	312,896	309,509
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	3,128,956	3,120,664
Landale Funding LLC
5.31%, 11/15/06 (4)	1,220,293	1,212,381
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	854,549	849,134
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	1,009,088	1,002,564
Nationwide Building Society
5.27%, 12/15/06	547,567	541,636
Nestle Capital Corp.
5.19%, 08/09/07	938,687	896,600
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	833,554	820,202
Sydney Capital Corp.
5.27%, 12/08/06 (4)	37,313	36,947
Tulip Funding Corp.
5.29%, 11/15/06 (4)	825,137	819,802
White Pine Finance LLC
5.12%, 10/27/06 (4)	295,686	294,635

		24,732,144
MEDIUM-TERM NOTES (3)—0.26%
Bank of America N.A.
5.28%, 04/20/07	391,119	391,119
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	1,173,358	1,173,358
K2 USA LLC
5.39%, 06/04/07 (4)	1,173,358	1,173,358
Marshall & Ilsley Bank
5.18%, 12/15/06	1,564,478	1,565,569
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	1,830,439	1,830,439
US Bank N.A.
2.85%, 11/15/06	312,896	312,201

		6,446,044

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5)(6)	4,129,338	4,129,338

		4,129,338
REPURCHASE AGREEMENTS (3)—1.54%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,130,372 (collateralized by non-U.S. Government debt securities, value $3,224,564, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$3,128,956	3,128,956
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $2,347,763 (collateralized by non-U.S. Government debt securities, value $2,582,792, 0.31% to 5.25%, 6/1/35 to 8/25/36).	2,346,717	2,346,717
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $2,347,781 (collateralized by non-U.S. Government debt securities, value $2,582,792, 0.31% to 5.25%, 6/1/35 to 8/25/36).	2,346,717	2,346,717
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $156,519 (collateralized by non-U.S. Government debt securities, value $161,228, 5.75%, 3/15/16).	156,448	156,448
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,478,151 (collateralized by non-U.S. Government debt securities, value $5,752,559, 5.87%, 6/25/36).	5,475,673	5,475,673
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,721,713 (collateralized by non-U.S. Government debt securities, value $1,912,571, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,720,926	1,720,926
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $939,120 (collateralized by non-U.S. Government debt securities, value $1,029,846, 0.00% to 10.00%, 5/27/33 to 9/29/36).	938,687	938,687
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $3,130,369 (collateralized by non-U.S. Government debt securities, value $3,287,177, 0.00% to 9.00%, 5/1/17 to 2/25/46).	3,128,956	3,128,956
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,347,779 (collateralized by non-U.S. Government debt securities, value $3,240,217, 0.00% to 8.33%, 10/27/06 to 3/25/37).	2,346,717	2,346,717
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,878,238 (collateralized by non-U.S. Government debt securities, value $1,972,306, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,877,373	1,877,373
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $391,298 (collateralized by non-U.S. Government debt securities, value $410,952, 6.50% to 7.63%, 2/1/07 to 6/1/16).	391,119	391,119
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,130,372 (collateralized by non-U.S. Government debt securities, value $3,287,249, 0.79% to 9.08%, 8/5/18 to 12/20/54).	3,128,956	3,128,956
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,130,372 (collateralized by non-U.S. Government debt securities, value $3,224,606, 4.85% to 8.60%, 5/1/09 to 12/1/25).	3,128,956	3,128,956
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,565,186 (collateralized by non-U.S. Government debt securities, value $1,709,519, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,564,478	1,564,478

Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $2,113,018 (collateralized by non-U.S. Government debt securities, value $2,223,694, 0.00% to 10.00%, 10/1/06 to 9/30/36).	2,112,045	2,112,045
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,137,062 (collateralized by non-U.S. Government debt securities, value $1,185,865, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	1,095,135	1,095,135
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $4,069,490 (collateralized by non-U.S. Government debt securities, value $4,273,330, 0.06% to 7.95%, 8/15/13 to 7/15/45).	4,067,643	4,067,643

		38,955,502
TIME DEPOSITS (3)—0.01%
Societe Generale
5.25%, 10/02/06	281,152	281,152

		281,152
VARIABLE & FLOATING RATE NOTES (3)—4.14%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	4,005,063	4,005,559
American Express Bank
5.29%, 02/28/07	1,564,478	1,564,473
American Express Centurion Bank
5.42%, 07/19/07	1,720,926	1,722,506
American Express Credit Corp.
5.43%, 07/05/07	469,343	469,579
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	297,251	297,251
ASIF Global Financing
5.51%, 05/03/07 (4)	156,448	156,499
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	1,016,911	1,016,911
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	2,268,493	2,268,579
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	3,989,419	3,989,601
BMW US Capital LLC
5.33%, 10/15/07 (4)	1,564,478	1,564,478
BNP Paribas
5.36%, 05/18/07 (4)	2,894,284	2,894,284
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	1,142,069	1,142,069
CC USA Inc.
5.48%, 07/30/07 (4)	782,239	782,331
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	391,119	391,119
Credit Agricole SA
5.48%, 07/23/07	1,564,478	1,564,478
Credit Suisse First Boston NY
5.51%, 04/24/07	782,239	782,268
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	391,119	391,119
DEPFA Bank PLC
5.43%, 09/14/07	1,564,478	1,564,478
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	1,799,150	1,799,251
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	1,564,478	1,564,478
Fifth Third Bancorp
5.31%, 09/21/07 (4)	3,128,956	3,128,956
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	1,564,478	1,564,370
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,642,702	1,643,049
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	5,475,673	5,475,673
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	1,251,582	1,251,751
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	2,346,717	2,347,047
HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	1,564,478	1,564,478
Holmes Financing PLC
5.30%, 07/16/07 (4)	2,737,836	2,737,836
JP Morgan Chase & Co.
5.30%, 08/02/07	1,173,358	1,173,358

K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	1,173,358	1,173,312
Kestrel Funding LLC
5.31%, 07/11/07 (4)	625,791	625,740
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	938,687	938,687
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	1,631,590	1,631,590
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	1,955,597	1,955,265
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	1,720,926	1,720,819
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	689,352	689,352
Marshall & Ilsley Bank
5.31%, 10/15/07	860,463	860,463
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	2,346,717	2,346,717
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4)(7)	156,448	156,448
Monumental Global Funding II
5.38%, 12/27/06 (4)	312,896	312,919
Mound Financing PLC
5.30%, 05/08/07 (4)	1,470,609	1,470,609
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	4,693,434	4,693,366
National City Bank of Indiana
5.37%, 05/21/07	782,239	782,281
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	5,162,777	5,163,867
Newcastle Ltd.
5.35%, 04/24/07 (4)	551,478	551,387
Northern Rock PLC
5.37%, 08/03/07 (4)	1,877,373	1,877,414
Northlake CDO I
5.46%, 09/06/07 (4)	469,343	469,343
Principal Life Global Funding I
5.83%, 02/08/07	704,015	705,177
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	2,268,493	2,268,448
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	1,564,478	1,564,478
Strips III LLC
5.38%, 07/24/07 (4)	369,699	369,699
SunTrust Bank
5.30%, 05/01/07	1,564,478	1,564,533
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	3,817,326	3,817,024
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	2,190,269	2,190,269
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	2,178,778	2,178,778
Wachovia Bank N.A.
5.43%, 05/22/07	3,128,956	3,128,956
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	1,173,358	1,173,980
Wells Fargo & Co.
5.34%, 09/14/07 (4)	782,239	782,283
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	1,173,358	1,173,353
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	4,693,434	4,692,563
Wind Master Trust
5.32%, 07/25/07 (4)	625,791	625,791

		104,472,740

TOTAL SHORT-TERM INVESTMENTS (Cost: $186,839,310)		186,839,310

TOTAL INVESTMENTS IN SECURITIES — 107.31% (Cost: $2,848,423,027)		2,708,394,072
Other Assets, Less Liabilities — (7.31)%		(184,496,707)

NET ASSETS — 100.00%		$2,523,897,365

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2006

Security	Shares	Value
COMMON STOCKS—99.82%
ADVERTISING—0.09%
Catalina Marketing Corp.	106,153	$2,919,207
SITEL Corp. (1)	63,530	191,225
ValueVision Media Inc. Class A (1)	8,545	99,037

		3,209,469
AEROSPACE & DEFENSE—0.99%
AAR Corp. (1)	26,147	623,344
Curtiss-Wright Corp.	220,872	6,703,465
EDO Corp.	88,873	2,033,414
Esterline Technologies Corp. (1)	84,792	2,862,578
Herley Industries Inc. (1)	64,462	798,040
Innovative Solutions & Support Inc. (1)	30,674	445,693
K&F Industries Holdings Inc. (1)	59,486	1,117,147
Kaman Corp.	128,474	2,313,817
Moog Inc. Class A (1)	196,549	6,812,388
MTC Technologies Inc. (1)	16,295	391,732
Orbital Sciences Corp. (1)	157,020	2,947,265
Sequa Corp. Class A (1)	35,897	3,369,292
Teledyne Technologies Inc. (1)	27,785	1,100,286
TransDigm Group Inc. (1)	20,763	507,032
Triumph Group Inc.	66,517	2,816,995

		34,842,488
AGRICULTURE—0.30%
Alliance One International Inc. (1)	508,239	2,083,780
Delta & Pine Land Co.	51,075	2,068,537
Maui Land & Pineapple Co. Inc. (1)	9,917	294,237
Universal Corp.	137,664	5,028,866
Vector Group Ltd. (2)	72,841	1,181,486

		10,656,906
AIRLINES—0.51%
Alaska Air Group Inc. (1)	106,420	4,048,217
ExpressJet Holdings Inc. (1)	231,423	1,529,706
Frontier Airlines Holdings Inc. (1)(2)	161,413	1,331,657
JetBlue Airways Corp. (1)(2)	187,732	1,740,276
Mesa Air Group Inc. (1)	193,882	1,504,524
Republic Airways Holdings Inc. (1)	173,539	2,693,325
SkyWest Inc.	205,656	5,042,685

		17,890,390
APPAREL—1.25%
Cherokee Inc.	10,978	401,905
Columbia Sportswear Co. (1)	70,294	3,924,514
Deckers Outdoor Corp. (1)	26,061	1,233,207
Hartmarx Corp. (1)	168,720	1,142,234
Kellwood Co.	136,419	3,932,960
K-Swiss Inc. Class A	66,627	2,002,808

Maidenform Brands Inc. (1)	13,310	256,883
Oxford Industries Inc.	75,903	3,256,998
Perry Ellis International Inc. (1)	38,651	1,193,543
Phillips-Van Heusen Corp.	147,178	6,147,625
Quiksilver Inc. (1)	517,374	6,286,094
Skechers U.S.A. Inc. Class A (1)	2,903	68,250
Stride Rite Corp.	196,221	2,739,245
Timberland Co. Class A (1)	127,862	3,678,590
Warnaco Group Inc. (The) (1)	144,222	2,789,253
Weyco Group Inc.	36,587	818,451
Wolverine World Wide Inc.	150,757	4,267,931

		44,140,491
AUTO MANUFACTURERS—0.09%
Navistar International Corp. (1)	36,158	933,600
Wabash National Corp.	166,362	2,277,496

		3,211,096
AUTO PARTS & EQUIPMENT—1.32%
Accuride Corp. (1)	58,810	647,498
Aftermarket Technology Corp. (1)	115,880	2,058,029
American Axle & Manufacturing Holdings Inc.	277,737	4,635,431
ArvinMeritor Inc.	376,654	5,363,553
Bandag Inc.	60,058	2,464,780
Commercial Vehicle Group Inc. (1)	112,608	2,168,830
Cooper Tire & Rubber Co. (2)	327,331	3,292,950
Lear Corp.	359,490	7,441,443
Modine Manufacturing Co.	179,803	4,374,607
Noble International Ltd.	17,385	217,486
Superior Industries International Inc. (2)	123,049	2,065,993
Tenneco Inc. (1)	198,172	4,635,243
Titan International Inc. (2)	88,261	1,595,759
Visteon Corp. (1)	682,085	5,558,993

		46,520,595
BANKS—12.78%
Alabama National Bancorp	79,758	5,443,483
AMCORE Financial Inc.	116,661	3,533,662
AmericanWest Bancorporation	60,966	1,295,527
Ameris Bancorp	69,756	1,898,061
Arrow Financial Corp.	52,019	1,319,190
BancFirst Corp.	37,595	1,756,438
Bancorp Inc. (The) (1)	47,769	1,217,632
BancTrust Financial Group Inc.	52,525	1,464,922
Bank Mutual Corp.	323,982	3,929,902
Bank of Granite Corp.	86,596	1,518,032
Banner Corp.	64,939	2,665,097
Boston Private Financial Holdings Inc.	187,859	5,237,509
Cadence Financial Corp.	51,769	1,049,358
Camden National Corp.	33,790	1,358,358
Capital City Bank Group Inc. (2)	69,855	2,172,491
Capital Corp of the West	29,077	901,969
Capitol Bancorp Ltd.	67,662	3,010,959
Cardinal Financial Corp.	34,583	379,030
Cascade Bancorp	6,082	228,379
Cathay General Bancorp	254,267	9,179,039
Centennial Bank Holdings Inc. (1)(2)	314,859	3,047,835
Center Financial Corp.	22,182	527,488
Centerstate Banks of Florida Inc.	47,716	959,092
Central Pacific Financial Corp.	162,984	5,961,955
Chemical Financial Corp.	133,544	3,963,586
Chittenden Corp.	250,195	7,178,095
Citizens Banking Corp.	227,716	5,979,822

City Bank	32,551	1,530,874
City Holding Co.	94,731	3,776,925
Coastal Financial Corp.	30,351	382,420
Columbia Bancorp	35,754	879,191
Columbia Banking System Inc.	85,371	2,732,726
Community Bancorp (1)	31,638	965,275
Community Bancorp Inc.	3,698	151,174
Community Bank System Inc.	159,398	3,532,260
Community Banks Inc.	127,104	3,406,387
Community Trust Bancorp Inc.	80,256	3,021,638
Corus Bankshares Inc. (2)	209,003	4,673,307
CVB Financial Corp.	122,101	1,803,432
F.N.B. Corp. (Pennsylvania)	306,387	5,104,407
Farmers Capital Bank Corp.	35,136	1,190,056
First Bancorp (North Carolina)	63,916	1,302,608
First BanCorp (Puerto Rico)	374,043	4,136,916
First Busey Corp. Class A (2)	22,242	505,116
First Charter Corp.	165,609	3,984,553
First Commonwealth Financial Corp.	376,130	4,900,974
First Community Bancorp	103,471	5,789,202
First Community Bancshares Inc.	53,655	1,790,467
First Financial Bancorp	179,170	2,850,595
First Financial Bankshares Inc. (2)	110,386	4,211,226
First Financial Corp.	71,340	2,276,459
First Indiana Corp.	63,084	1,640,815
First Merchants Corp.	98,622	2,332,410
First Midwest Bancorp Inc.	266,271	10,089,008
First Regional Bancorp (1)	10,288	350,512
First Republic Bank	105,003	4,468,928
1st Source Corp.	68,248	2,014,681
First State Bancorp	88,668	2,302,708
FirstMerit Corp.	425,854	9,867,037
Flag Financial Corp.	75,684	1,895,127
FNB Corp. (Virginia)	39,555	1,424,376
Fremont General Corp.	167,828	2,347,914
Frontier Financial Corp.	159,650	4,141,321
GB&T Bancshares Inc. (2)	69,676	1,466,680
Glacier Bancorp Inc.	150,332	5,136,844
Great Southern Bancorp Inc.	56,345	1,583,294
Greater Bay Bancorp	268,846	7,584,146
Greene County Bancshares Inc.	46,087	1,684,941
Hancock Holding Co.	79,850	4,275,967
Hanmi Financial Corp.	216,597	4,245,301
Harleysville National Corp.	154,177	3,098,958
Heartland Financial USA Inc.	77,652	1,994,103
Heritage Commerce Corp.	29,850	690,729
Home Bancshares Inc.	48,567	1,072,359
Horizon Financial Corp.	53,298	1,591,478
IBERIABANK Corp.	51,865	3,163,765
Independent Bank Corp. (Massachusetts)	80,488	2,617,470
Independent Bank Corp. (Michigan)	122,317	2,969,850
Integra Bank Corp.	93,784	2,370,860
Interchange Financial Services Corp.	96,886	2,191,561
International Bancshares Corp.	220,246	6,536,901
Intervest Bancshares Corp. (1)	19,380	844,193
Irwin Financial Corp.	108,372	2,119,756
ITLA Capital Corp.	29,853	1,604,897
Lakeland Bancorp Inc. (2)	102,501	1,463,714
Lakeland Financial Corp.	51,868	1,219,417
Macatawa Bank Corp.	65,557	1,500,600
MainSource Financial Group Inc.	95,922	1,627,796
MB Financial Inc.	140,442	5,178,097
MBT Financial Corp.	79,838	1,184,796

Mercantile Bank Corp.	33,076	1,308,156
MetroCorp Bancshares Inc.	34,360	779,628
Mid-State Bancshares	118,998	3,255,785
Midwest Banc Holdings Inc.	83,458	2,038,044
Nara Bancorp Inc.	49,131	898,606
National Penn Bancshares Inc. (2)	255,974	5,022,219
NBT Bancorp Inc.	183,104	4,258,999
Northern Empire Bancshares (1)	36,615	1,025,952
Old National Bancorp	358,328	6,844,065
Old Second Bancorp Inc.	65,379	1,958,755
Omega Financial Corp.	67,494	2,029,545
Oriental Financial Group Inc.	113,196	1,349,296
Pacific Capital Bancorp	226,899	6,119,466
Park National Corp. (2)	63,545	6,360,219
Peoples Bancorp Inc.	56,976	1,665,408
Pinnacle Financial Partners Inc. (1)	27,186	973,259
Placer Sierra Bancshares	32,459	720,914
Preferred Bank	1,487	89,175
PremierWest Bancorp	69,616	1,113,160
Prosperity Bancshares Inc.	137,023	4,664,263
Provident Bankshares Corp.	176,210	6,528,581
R&G Financial Corp. Class B	150,304	1,119,765
Renasant Corp.	83,001	2,329,838
Republic Bancorp Inc.	397,422	5,297,635
Republic Bancorp Inc. Class A	39,869	843,229
Royal Bancshares of Pennsylvania Class A	24,274	657,583
S&T Bancorp Inc.	138,507	4,501,477
Sandy Spring Bancorp Inc.	79,019	2,794,112
Santander BanCorp	23,222	438,664
SCBT Financial Corp.	46,673	1,745,570
Seacoast Banking Corp. of Florida	22,289	673,128
Security Bank Corp.	81,340	1,839,097
Shore Bancshares Inc. (2)	44,305	1,273,769
Simmons First National Corp. Class A	76,327	2,214,246
Southside Bancshares Inc.	49,473	1,320,434
Southwest Bancorp Inc.	75,953	1,961,106
State National Bancshares Inc.	56,406	2,142,864
Sterling Bancorp	100,771	1,981,158
Sterling Bancshares Inc.	243,478	4,930,429
Sterling Financial Corp. (Pennsylvania)	135,796	2,986,154
Sterling Financial Corp. (Washington)	194,270	6,300,176
Summit Bancshares Inc.	39,088	1,099,155
Sun Bancorp Inc. (New Jersey) (1)(2)	76,522	1,440,909
Superior Bancorp (1)	8,355	96,082
Susquehanna Bancshares Inc.	272,888	6,669,383
SY Bancorp Inc.	51,769	1,535,986
Taylor Capital Group Inc.	31,589	933,455
Texas Regional Bancshares Inc. Class A	217,575	8,365,759
Texas United Bancshares Inc.	49,854	1,644,683
Tompkins Trustco Inc.	32,841	1,492,623
TriCo Bancshares	55,426	1,371,793
Trustmark Corp.	258,075	8,111,297
UCBH Holdings Inc.	115,063	2,009,000
UMB Financial Corp.	168,580	6,164,971
Umpqua Holdings Corp.	299,397	8,562,754
Union Bankshares Corp.	47,331	2,097,710
United Bancshares Inc.	198,352	7,382,661
United Community Banks Inc.	161,100	4,841,055
Univest Corp. of Pennsylvania	61,772	1,784,593
USB Holding Co. Inc.	35,266	777,968
Virginia Financial Group Inc.	57,977	1,592,048
W Holding Co. Inc.	580,612	3,431,417
Washington Trust Bancorp Inc.	61,861	1,639,935

WesBanco Inc.	116,909	3,416,081
West Bancorporation (2)	12,457	213,139
West Coast Bancorp	82,642	2,523,887
Westamerica Bancorp	96,326	4,865,426
Wintrust Financial Corp.	81,830	4,103,774
Yardville National Bancorp	45,739	1,631,053

		452,120,935
BEVERAGES—0.04%
Boston Beer Co. Inc. Class A (1)	16,306	535,652
Farmer Brothers Co.	35,412	727,362

		1,263,014
BIOTECHNOLOGY—0.75%
ADVENTRX Pharmaceuticals Inc. (1)(2)	48,956	134,139
Applera Corp. - Celera Genomics Group (1)	410,186	5,709,789
Arena Pharmaceuticals Inc. (1)(2)	76,370	914,913
ARIAD Pharmaceuticals Inc. (1)	137,489	599,452
Bio-Rad Laboratories Inc. Class A (1)	99,578	7,043,152
Cambrex Corp.	142,831	2,958,030
Cotherix Inc. (1)	102,489	723,572
deCODE genetics Inc. (1)	55,786	306,823
Genitope Corp. (1)(2)	35,884	104,781
Geron Corp. (1)	184,250	1,155,247
Incyte Corp. (1)	208,055	880,073
Martek Biosciences Corp. (1)(2)	59,904	1,288,535
Maxygen Inc. (1)	156,165	1,297,731
Northfield Laboratories Inc. (1)(2)	88,338	1,268,534
Replidyne Inc. (1)	4,560	42,910
Savient Pharmaceuticals Inc. (1)	331,872	2,160,487

		26,588,168
BUILDING MATERIALS—0.47%
Apogee Enterprises Inc.	32,320	491,587
Comfort Systems USA Inc.	142,807	1,636,568
ElkCorp	69,472	1,886,165
Goodman Global Inc. (1)	43,428	579,764
LSI Industries Inc.	109,172	1,774,045
PGT Inc. (1)	26,891	378,087
Simpson Manufacturing Co. Inc. (2)	19,777	534,572
Texas Industries Inc.	101,786	5,298,979
U.S. Concrete Inc. (1)	33,620	218,866
Universal Forest Products Inc.	80,363	3,941,805

		16,740,438
CHEMICALS—2.33%
Arch Chemicals Inc.	118,345	3,366,915
CF Industries Holdings Inc.	293,136	5,003,832
Ferro Corp.	227,538	4,045,626
Fuller (H.B.) Co.	313,565	7,349,964
Georgia Gulf Corp.	162,604	4,458,602
Grace (W.R.) & Co. (1)(2)	188,453	2,498,887
Hercules Inc. (1)	277,397	4,374,551
Innospec Inc.	66,116	1,963,645
Minerals Technologies Inc.	106,401	5,681,813
NL Industries Inc. (2)	13,013	129,349
Olin Corp.	350,059	5,376,906
OM Group Inc. (1)	156,347	6,869,887
OMNOVA Solutions Inc. (1)	113,850	475,893
Pioneer Companies Inc. (1)	6,115	149,879
PolyOne Corp. (1)	492,955	4,106,315
Rockwood Holdings Inc. (1)	188,462	3,765,471
Schulman (A.) Inc.	138,066	3,245,932

Sensient Technologies Corp.	247,967	4,852,714
Spartech Corp.	170,970	4,576,867
Stepan Co.	32,612	953,249
Terra Industries Inc. (1)	507,864	3,915,631
Tronox Inc. Class B	220,679	2,818,071
UAP Holding Corp.	108,384	2,316,166

		82,296,165
COAL—0.01%
International Coal Group Inc. (1)	98,644	416,278

		416,278
COMMERCIAL SERVICES—3.87%
ABM Industries Inc.	233,151	4,373,913
ACE Cash Express Inc. (1)	59,758	1,786,167
Albany Molecular Research Inc. (1)	84,964	795,263
Alderwoods Group Inc. (1)	216,648	4,296,130
AMN Healthcare Services Inc. (1)	11,351	269,586
Arbitron Inc.	37,508	1,388,171
Banta Corp.	127,957	6,090,753
BearingPoint Inc. (1)	908,455	7,140,456
Bowne & Co. Inc.	159,625	2,279,445
CBIZ Inc. (1)	164,667	1,202,069
CDI Corp.	56,672	1,173,677
Central Parking Corp.	52,986	874,269
Clark Inc.	84,483	952,123
Clayton Holdings Inc. (1)	2,336	29,364
Coinmach Service Corp. Class A	68,630	681,496
Coinstar Inc. (1)	139,556	4,016,422
Compass Diversified Trust	69,471	1,062,906
Consolidated Graphics Inc. (1)	20,437	1,229,694
Cornell Companies Inc. (1)	60,510	1,045,613
CorVel Corp. (1)	17,398	610,322
CRA International Inc. (1)	4,852	231,246
Cross Country Healthcare Inc. (1)	148,286	2,520,862
Deluxe Corp.	271,632	4,644,907
Dollar Thrifty Automotive Group Inc. (1)	131,313	5,852,620
DynCorp International Inc. (1)	54,707	688,761
Educate Inc. (1)	93,612	747,960
Electro Rent Corp. (1)	102,468	1,742,981
Exponent Inc. (1)	86,346	1,439,388
First Advantage Corp. Class A (1)	4,428	92,368
Forrester Research Inc. (1)	18,867	496,391
FTI Consulting Inc. (1)	94,833	2,376,515
Global Cash Access Inc. (1)	34,915	526,867
HealthSpring Inc. (1)	22,285	428,986
Heidrick & Struggles International Inc. (1)	16,214	583,704
Hudson Highland Group Inc. (1)	8,578	84,064
Interactive Data Corp. (1)	191,073	3,811,906
Kelly Services Inc. Class A	68,408	1,875,063
Korn/Ferry International (1)	48,284	1,011,067
Landauer Inc.	21,212	1,076,509
LECG Corp. (1)	26,207	491,643
Live Nation Inc. (1)	251,991	5,145,656
MAXIMUS Inc.	114,531	2,989,259
MPS Group Inc. (1)	347,097	5,244,636
Navigant Consulting Inc. (1)	16,208	325,132
NCO Group Inc. (1)	172,096	4,512,357
PharmaNet Development Group Inc. (1)	96,479	1,874,587
PHH Corp. (1)	284,408	7,792,779
PRA International (1)	19,117	510,233
QC Holdings Inc. (1)(2)	20,779	247,893
Rent-A-Center Inc. (1)	370,636	10,855,928

Rewards Network Inc. (1)	35,207	171,458
Source Interlink Companies Inc. (1)(2)	153,122	1,454,659
Spherion Corp. (1)	145,472	1,040,125
Standard Parking Corp. (1)	1,388	43,555
StarTek Inc.	55,330	689,965
Stewart Enterprises Inc. Class A	560,680	3,285,585
TNS Inc. (1)	98,293	1,480,293
Valassis Communications Inc. (1)	106,522	1,880,113
Vertrue Inc. (1)	40,572	1,595,291
Viad Corp.	118,331	4,190,101
Volt Information Sciences Inc. (1)	44,448	1,580,126
Watson Wyatt Worldwide Inc.	175,265	7,171,844
Wright Express Corp. (1)	34,520	830,551

		136,933,773
COMPUTERS—2.24%
Agilysys Inc.	162,988	2,288,352
BISYS Group Inc. (The) (1)	492,283	5,346,193
Brocade Communications Systems Inc. (1)	497,544	3,512,661
CACI International Inc. Class A (1)	28,244	1,553,702
CIBER Inc. (1)	274,447	1,819,584
Covansys Corp. (1)	167,260	2,866,836
Echelon Corp. (1)	166,263	1,366,682
Electronics For Imaging Inc. (1)	309,183	7,074,107
Gateway Inc. (1)	1,385,384	2,618,376
Hutchinson Technology Inc. (1)	137,047	2,882,098
iGATE Corp. (1)	10,615	52,438
IHS Inc. Class A (1)	14,091	452,039
Imation Corp.	186,222	7,476,813
Integral Systems Inc.	3,326	103,971
Intergraph Corp. (1)	22,849	979,765
Komag Inc. (1)(2)	40,381	1,290,577
Magma Design Automation Inc. (1)	179,588	1,634,251
Manhattan Associates Inc. (1)	132,169	3,190,560
McDATA Corp. Class A (1)	822,519	4,137,271
Mentor Graphics Corp. (1)	429,400	6,045,952
Mercury Computer Systems Inc. (1)	80,595	955,051
MTS Systems Corp.	11,894	384,652
Ness Technologies Inc. (1)	91,197	1,217,480
NetScout Systems Inc. (1)	24,977	162,101
Palm Inc. (1)(2)	463,399	6,747,089
Perot Systems Corp. Class A (1)	462,133	6,372,814
Quantum Corp. (1)	1,109,452	2,418,605
RadiSys Corp. (1)	78,800	1,674,500
SI International Inc. (1)	37,844	1,210,251
Silicon Storage Technology Inc. (1)	308,428	1,270,723

		79,105,494
COSMETICS & PERSONAL CARE—0.13%
Chattem Inc. (1)	30,803	1,081,801
Elizabeth Arden Inc. (1)	138,757	2,242,313
Inter Parfums Inc.	8,290	157,842
Revlon Inc. Class A (1)	828,894	936,650

		4,418,606
DISTRIBUTION & WHOLESALE—0.64%
BlueLinx Holdings Inc.	66,382	631,957
Building Materials Holding Corp.	154,369	4,016,681
Central European Distribution Corp. (1)	28,908	676,736
Core-Mark Holding Co. Inc. (1)	53,221	1,667,946
Houston Wire & Cable Co. (1)	21,612	406,306
Owens & Minor Inc.	214,400	7,051,616
ScanSource Inc. (1)	8,698	263,810
United Stationers Inc. (1)	168,628	7,842,888

		22,557,940

DIVERSIFIED FINANCIAL SERVICES—1.80%
Accredited Home Lenders Holding Co. (1)(2)	111,447	4,005,405
Advanta Corp. Class B	90,760	3,349,044
Asset Acceptance Capital Corp. (1)	22,118	359,417
Calamos Asset Management Inc. Class A	18,148	532,099
CharterMac	277,583	5,540,557
Cohen & Steers Inc.	14,552	470,903
CompuCredit Corp. (1)(2)	23,892	721,777
Doral Financial Corp. (2)	360,267	2,374,160
eSpeed Inc. (1)	108,567	998,816
Federal Agricultural Mortgage Corp. (2)	59,653	1,579,015
Financial Federal Corp.	144,287	3,866,892
Friedman, Billings, Ramsey Group Inc. Class A	783,852	6,294,332
GAMCO Investors Inc. Class A	29,893	1,137,728
Knight Capital Group Inc. Class A (1)	557,225	10,141,495
LaBranche & Co. Inc. (1)(2)	283,090	2,935,643
MarketAxess Holdings Inc. (1)	92,659	970,140
Marlin Business Services Corp. (1)	43,615	911,553
National Financial Partners Corp.	34,447	1,413,360
Ocwen Financial Corp. (1)	183,009	2,726,834
Piper Jaffray Companies (1)	110,828	6,718,393
Sanders Morris Harris Group Inc.	70,605	883,269
Stifel Financial Corp. (1)	32,096	1,018,727
SWS Group Inc.	84,726	2,108,830
Waddell & Reed Financial Inc. Class A	97,728	2,418,768
World Acceptance Corp. (1)	7,668	337,239

		63,814,396
ELECTRIC—3.30%
ALLETE Inc.	134,115	5,827,297
Aquila Inc. (1)	1,995,764	8,641,658
Avista Corp.	261,138	6,183,748
Black Hills Corp.	177,775	5,975,018
CH Energy Group Inc.	83,986	4,322,759
Cleco Corp.	298,142	7,525,104
Duquesne Light Holdings Inc.	468,724	9,215,114
El Paso Electric Co. (1)	257,951	5,762,625
Empire District Electric Co. (The)	159,689	3,573,840
IDACORP Inc.	228,458	8,637,997
ITC Holdings Corp.	10,897	339,986
MGE Energy Inc.	109,054	3,531,169
NorthWestern Corp.	189,508	6,628,990
Ormat Technologies Inc.	5,032	164,647
Otter Tail Corp.	156,960	4,589,510
PNM Resources Inc.	367,377	10,128,584
Portland General Electric Co.	143,207	3,495,683
UIL Holdings Corp.	130,779	4,904,213
UniSource Energy Corp.	187,476	6,248,575
Westar Energy Inc.	465,095	10,934,383

		116,630,900
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Advanced Energy Industries Inc. (1)	32,266	549,813
Belden CDT Inc.	227,063	8,680,618
EnerSys (1)	249,222	3,997,521
General Cable Corp. (1)	21,198	809,976
GrafTech International Ltd. (1)	286,010	1,670,298
Greatbatch Inc. (1)	88,764	2,007,842
Littelfuse Inc. (1)	60,323	2,093,208
Powell Industries Inc. (1)	40,762	902,063

Power-One Inc. (1)	285,673	2,068,273
Superior Essex Inc. (1)	99,732	3,415,821
Universal Display Corp. (1)(2)	43,615	481,073

		26,676,506
ELECTRONICS—1.89%
Analogic Corp.	32,060	1,645,319
Badger Meter Inc.	21,602	544,154
Bel Fuse Inc. Class B	54,079	1,735,395
Benchmark Electronics Inc. (1)	270,290	7,265,395
Brady Corp. Class A	87,378	3,072,210
Checkpoint Systems Inc. (1)	208,643	3,444,696
Coherent Inc. (1)	70,265	2,435,385
CTS Corp.	87,068	1,199,797
Cubic Corp.	83,632	1,637,515
Cymer Inc. (1)	10,902	478,707
Eagle Test Systems Inc. (1)	15,131	249,964
Electro Scientific Industries Inc. (1)	154,944	3,191,846
Excel Technology Inc. (1)	21,976	650,270
KEMET Corp. (1)	462,011	3,728,429
L-1 Identity Solutions Inc. (1)(2)	105,104	1,371,607
Methode Electronics Inc.	199,983	1,901,838
Metrologic Instruments Inc. (1)	18,066	328,079
Molecular Devices Corp. (1)	11,000	203,390
OSI Systems Inc. (1)	48,144	943,622
Park Electrochemical Corp.	97,901	3,101,504
Paxar Corp. (1)	218,771	4,371,045
Photon Dynamics Inc. (1)	38,250	507,578
Rofin-Sinar Technologies Inc. (1)	4,875	296,254
Technitrol Inc.	216,210	6,453,869
TTM Technologies Inc. (1)	28,746	336,328
Varian Inc. (1)	109,181	5,008,132
Watts Water Technologies Inc. Class A	102,907	3,268,326
Woodward Governor Co.	160,229	5,374,081
X-Rite Inc.	92,355	991,893
Zygo Corp. (1)	97,168	1,238,892

		66,975,520
ENERGY - ALTERNATE SOURCES—0.17%
Aventine Renewable Energy Holdings Inc. (1)	31,601	675,945
FuelCell Energy Inc. (1)(2)	255,082	1,941,174
Headwaters Inc. (1)	98,786	2,306,653
Quantum Fuel Systems Technologies Worldwide Inc. (1)(2)	229,554	454,517
Verasun Energy Corp. (1)	39,666	636,639

		6,014,928
ENGINEERING & CONSTRUCTION—1.06%
Dycom Industries Inc. (1)	214,988	4,622,242
EMCOR Group Inc. (1)	167,921	9,208,788
Granite Construction Inc.	133,379	7,115,770
Infrasource Services Inc. (1)	142,553	2,501,805
Insituform Technologies Inc. Class A (1)	145,013	3,520,916
Layne Christensen Co. (1)	41,126	1,174,970
Perini Corp. (1)	11,867	247,783
Sterling Construction Co. Inc. (1)	5,654	113,419
Washington Group International Inc.	154,551	9,096,872

		37,602,565
ENTERTAINMENT—0.56%
Bally Technologies Inc. (1)	36,453	641,573
Bluegreen Corp. (1)	112,751	1,293,254
Carmike Cinemas Inc.	66,386	1,140,511

Churchill Downs Inc.	46,951	1,974,759
Dover Motorsports Inc.	86,919	471,101
Great Wolf Resorts Inc. (1)	144,019	1,722,467
Lakes Gaming Inc. (1)	121,343	1,172,173
Macrovision Corp. (1)	39,983	947,197
Magna Entertainment Corp. Class A (1)(2)	211,645	992,615
Pinnacle Entertainment Inc. (1)	97,385	2,738,466
Six Flags Inc. (1)(2)	380,748	1,991,312
Speedway Motorsports Inc.	81,689	2,974,296
Steinway Musical Instruments Inc. (1)	38,817	1,086,876
Vail Resorts Inc. (1)	19,421	777,228

		19,923,828
ENVIRONMENTAL CONTROL—0.56%
Calgon Carbon Corp. (1)(2)	214,404	947,666
Casella Waste Systems Inc. Class A (1)	6,260	64,728
Metal Management Inc.	139,620	3,887,021
Mine Safety Appliances Co.	63,430	2,260,645
Synagro Technologies Inc.	331,203	1,397,677
Tetra Tech Inc. (1)	120,407	2,097,490
Waste Connections Inc. (1)	176,214	6,680,273
Waste Holdings Inc.	37,478	1,013,030
Waste Services Inc. (1)	148,721	1,359,310

		19,707,840
FOOD—1.96%
Chiquita Brands International Inc.	224,341	3,001,683
Diamond Foods Inc.	20,407	292,024
Flowers Foods Inc.	123,658	3,323,927
Gold Kist Inc. (1)	272,526	5,679,442
Great Atlantic & Pacific Tea Co.	103,051	2,481,468
Hain Celestial Group Inc. (1)	165,415	4,228,007
Imperial Sugar Co.	60,191	1,873,144
Ingles Markets Inc. Class A	62,407	1,646,297
J&J Snack Foods Corp.	36,612	1,138,633
Lance Inc.	98,020	2,158,400
M&F Worldwide Corp. (1)	55,856	821,083
Nash Finch Co.	70,788	1,665,642
Pathmark Stores Inc. (1)	257,137	2,558,513
Performance Food Group Co. (1)	184,168	5,173,279
Pilgrim’s Pride Corp.	215,788	5,901,802
Premium Standard Farms Inc.	73,400	1,398,270
Ralcorp Holdings Inc. (1)	129,468	6,244,242
Ruddick Corp.	212,069	5,520,156
Sanderson Farms Inc.	90,725	2,935,861
Seaboard Corp. (2)	1,894	2,282,270
Spartan Stores Inc.	113,044	1,910,444
Tootsie Roll Industries Inc.	20,146	590,479
TreeHouse Foods Inc. (1)	165,554	3,915,352
Village Super Market Inc. Class A	8,687	581,160
Weis Markets Inc.	51,123	2,034,695

		69,356,273
FOREST PRODUCTS & PAPER—0.84%
Bowater Inc.	298,613	6,142,469
Buckeye Technologies Inc. (1)	200,012	1,700,102
Caraustar Industries Inc. (1)	154,298	1,229,755
Glatfelter Co.	236,765	3,208,166
Mercer International Inc. (1)(2)	146,413	1,382,139
Potlatch Corp.	206,248	7,651,801
Rock-Tenn Co. Class A	170,475	3,375,405
Schweitzer-Mauduit International Inc.	82,846	1,572,417
Wausau Paper Corp.	225,561	3,045,074
Xerium Technologies Inc.	50,521	559,773

		29,867,101

GAS—1.93%
Cascade Natural Gas Corp.	61,814	1,612,727
EnergySouth Inc.	36,577	1,234,474
Laclede Group Inc. (The)	113,613	3,644,705
New Jersey Resources Corp.	149,627	7,376,611
Nicor Inc.	236,911	10,130,314
Northwest Natural Gas Co.	146,953	5,772,314
Peoples Energy Corp.	205,055	8,335,486
Piedmont Natural Gas Co. (2)	407,514	10,314,179
South Jersey Industries Inc.	155,318	4,645,561
Southwest Gas Corp.	213,805	7,123,983
WGL Holdings Inc.	260,329	8,158,711

		68,349,065
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	85,997	2,651,288
Regal-Beloit Corp.	75,911	3,302,129

		5,953,417
HEALTH CARE - PRODUCTS—1.07%
Biosite Inc. (1)	11,573	535,020
CONMED Corp. (1)	150,025	3,167,028
Datascope Corp.	64,423	2,156,238
Encore Medical Corp. (1)	141,632	892,282
HealthTronics Inc. (1)	185,607	1,145,195
ICU Medical Inc. (1)	47,736	2,171,033
Invacare Corp.	165,308	3,888,044
Inverness Medical Innovations Inc. (1)	138,319	4,807,968
Kensey Nash Corp. (1)	41,101	1,203,026
Medical Action Industries Inc. (1)	33,437	899,121
Merge Technologies Inc. (1)	65,000	447,200
Merit Medical Systems Inc. (1)	146,021	1,982,965
Northstar Neuroscience Inc. (1)	10,680	140,976
Oakley Inc.	88,809	1,514,193
Steris Corp.	361,203	8,690,544
Symmetry Medical Inc. (1)	26,580	401,092
Thoratec Corp. (1)	33,500	522,935
Viasys Healthcare Inc. (1)	62,175	1,693,647
Visicu Inc. (1)	6,142	55,094
Vital Sign Inc.	3,872	219,194
Volcano Corp.	7,840	90,082
Wright Medical Group Inc. (1)	18,698	453,427
Young Innovations Inc.	1,928	69,331
Zoll Medical Corp. (1)	20,592	739,047

		37,884,682
HEALTH CARE - SERVICES—1.25%
Air Methods Corp. (1)	6,362	150,143
Alliance Imaging Inc. (1)	36,864	287,908
AMERIGROUP Corp. (1)	225,170	6,653,774
AmSurg Corp. (1)	61,228	1,362,935
Apria Healthcare Group Inc. (1)	202,942	4,006,075
Capital Senior Living Corp. (1)	115,087	1,064,555
Emeritus Corp. (1)	10,099	217,633
Genesis HealthCare Corp. (1)	104,236	4,964,761
Gentiva Health Services Inc. (1)	66,662	1,095,923
Horizon Health Corp. (1)	79,623	1,215,843
Kindred Healthcare Inc. (1)	152,198	4,524,847
Magellan Health Services Inc. (1)	170,422	7,259,977
Matria Healthcare Inc. (1)	5,887	163,600

MedCath Corp. (1)	26,436	795,459
Molina Healthcare Inc. (1)	34,642	1,224,941
National Healthcare Corp.	5,528	297,019
Odyssey Healthcare Inc. (1)	41,501	588,484
Option Care Inc.	127,711	1,710,050
RehabCare Group Inc. (1)	91,302	1,196,056
Res-Care Inc. (1)	118,170	2,374,035
Sunrise Senior Living Inc. (1)	57,832	1,727,442
Symbion Inc. (1)	47,503	872,155
VistaCare Inc. Class A (1)	28,680	298,272

		44,051,887
HOLDING COMPANIES - DIVERSIFIED—0.08%
Resource America Inc. Class A	84,468	1,756,934
Star Maritime Acquisition Corp. (1)	99,912	960,154

		2,717,088
HOME BUILDERS—0.69%
AMREP Corp.	1,705	83,323
Brookfield Homes Corp. (2)	40,554	1,142,001
Cavco Industries Inc. (1)	21,071	663,947
Hovnanian Enterprises Inc. Class A (1)(2)	192,480	5,647,363
Levitt Corp. Class A	86,526	1,017,546
M/I Homes Inc.	56,643	2,002,330
Meritage Homes Corp. (1)	121,005	5,035,018
Monaco Coach Corp.	143,526	1,598,880
Orleans Homebuilders Inc.	24,944	292,593
Palm Harbor Homes Inc. (1)(2)	36,126	540,445
Skyline Corp.	36,692	1,402,001
Technical Olympic USA Inc.	106,004	1,042,019
WCI Communities Inc. (1)(2)	178,464	3,112,412
Williams Scotsman International Inc. (1)	10,039	214,433
Winnebago Industries Inc. (2)	15,342	481,432

		24,275,743
HOME FURNISHINGS—0.56%
Audiovox Corp. Class A (1)	87,740	1,221,341
DTS Inc. (1)	21,770	461,089
Ethan Allen Interiors Inc.	140,993	4,886,817
Furniture Brands International Inc. (2)	241,521	4,598,560
Hooker Furniture Corp.	56,615	829,976
Kimball International Inc. Class B	81,781	1,578,373
La-Z-Boy Inc. (2)	275,592	3,847,264
Sealy Corp.	63,739	832,431
Stanley Furniture Co. Inc.	65,969	1,405,799
Universal Electronics Inc. (1)	10,283	195,377

		19,857,027
HOUSEHOLD PRODUCTS & WARES—1.19%
ACCO Brands Corp. (1)	145,854	3,246,710
American Greetings Corp. Class A	285,411	6,598,702
Blyth Inc.	138,021	3,358,051
Central Garden & Pet Co. (1)	105,180	5,075,987
CSS Industries Inc.	35,789	1,063,649
Ennis Inc.	136,138	2,947,388
Fossil Inc. (1)	133,534	2,876,322
Harland (John H.) Co.	86,569	3,155,440
Playtex Products Inc. (1)	81,700	1,094,780
Prestige Brands Holdings Inc. (1)	178,695	1,990,662
Russ Berrie & Co. Inc. (1)	62,333	949,955
Spectrum Brands Inc. (1)	197,297	1,665,187
Standard Register Co. (The)	94,527	1,247,756
Tupperware Brands Corp.	175,671	3,418,558
WD-40 Co.	46,014	1,641,319
Yankee Candle Co. Inc. (The)	65,812	1,926,317

		42,256,783

HOUSEWARES—0.05%
Lifetime Brands Inc. (2)	10,495	194,367
National Presto Industries Inc.	25,593	1,414,525

		1,608,892
INSURANCE—4.73%
Affirmative Insurance Holdings Inc.	39,776	582,718
Alfa Corp.	173,812	3,001,733
American Equity Investment Life Holding Co.	296,905	3,643,024
American Physicians Capital Inc. (1)	36,810	1,780,868
Argonaut Group Inc. (1)	166,599	5,169,567
Baldwin & Lyons Inc. Class B	42,826	1,037,246
Bristol West Holdings Inc.	82,581	1,201,554
CNA Surety Corp. (1)	84,915	1,715,283
Commerce Group Inc.	290,176	8,719,789
Crawford & Co. Class B	123,604	839,271
Delphi Financial Group Inc. Class A	221,052	8,815,554
Direct General Corp. (2)	78,221	1,052,855
Donegal Group Inc. Class A	70,048	1,416,371
EMC Insurance Group Inc.	31,380	904,999
Enstar Group Inc. (1)	991	94,680
FBL Financial Group Inc. Class A	72,690	2,432,934
First Acceptance Corp. (1)	37,384	429,542
FPIC Insurance Group Inc. (1)	55,944	2,215,942
Great American Financial Resources Inc.	46,660	976,594
Harleysville Group Inc.	73,547	2,573,410
Hilb, Rogal & Hobbs Co.	179,088	7,638,103
Horace Mann Educators Corp.	229,187	4,407,266
Independence Holding Co.	26,612	579,077
Infinity Property & Casualty Corp.	110,132	4,529,729
James River Group Inc. (1)	48,418	1,421,068
Kansas City Life Insurance Co.	21,158	963,535
LandAmerica Financial Group Inc.	95,122	6,258,076
Meadowbrook Insurance Group (1)	135,600	1,526,856
Midland Co. (The)	62,182	2,693,724
National Interstate Corp.	31,459	773,891
National Western Life Insurance Co. Class A	11,996	2,757,760
Navigators Group Inc. (The) (1)	69,652	3,343,993
NYMAGIC Inc.	30,647	971,510
Odyssey Re Holdings Corp. (2)	69,037	2,332,070
Ohio Casualty Corp.	339,443	8,781,390
Phoenix Companies Inc.	601,137	8,415,918
PMA Capital Corp. Class A (1)	173,063	1,526,416
Presidential Life Corp.	114,601	2,563,624
ProAssurance Corp. (1)	175,305	8,639,030
RLI Corp.	118,958	6,041,877
Safety Insurance Group Inc.	69,433	3,378,610
SCPIE Holdings Inc. (1)	54,265	1,277,398
SeaBright Insurance Holdings Inc. (1)	84,372	1,178,677
Selective Insurance Group Inc.	154,002	8,102,045
State Auto Financial Corp.	76,934	2,350,334
Stewart Information Services Corp.	91,714	3,188,896
Triad Guaranty Inc. (1)	61,472	3,145,522
21st Century Insurance Group	148,713	2,223,259
United Fire & Casualty Co.	110,036	3,444,127
Universal American Financial Corp. (1)	203,495	3,270,165
USI Holdings Corp. (1)	246,211	3,336,159
Zenith National Insurance Corp.	197,178	7,865,430

		167,529,469

INTERNET—1.91%
Agile Software Corp. (1)	263,596	1,721,282
Ariba Inc. (1)	397,526	2,977,470
@Road Inc. (1)	120,875	705,909
Avocent Corp. (1)	209,630	6,314,056
CMGI Inc. (1)	2,467,154	2,615,183
Cogent Communications Group Inc. (1)	111,414	1,291,288
Covad Communications Group Inc. (1)	1,561,396	2,326,480
EarthLink Inc. (1)	713,581	5,187,734
FTD Group Inc. (1)	67,977	1,050,245
Harris Interactive Inc. (1)	203,557	1,241,698
i2 Technologies Inc. (1)(2)	25,210	472,183
InfoSpace Inc. (1)	79,107	1,458,733
Internet Capital Group Inc. (1)	210,301	1,987,344
Internet Security Systems Inc. (1)	191,396	5,313,153
Interwoven Inc. (1)	119,141	1,314,125
iPass Inc. (1)	106,908	500,329
LoopNet Inc. (1)	6,833	86,506
NetBank Inc.	249,262	1,508,035
NetRatings Inc. (1)	70,461	1,002,660
1-800-FLOWERS.COM Inc. (1)	18,049	94,938
ProQuest Co. (1)	136,538	1,777,725
RealNetworks Inc. (1)	142,279	1,509,580
S1 Corp. (1)	381,143	1,757,069
Safeguard Scientifics Inc. (1)	648,577	1,271,211
Secure Computing Corp. (1)	226,939	1,436,524
SonicWALL Inc. (1)	343,837	3,754,700
Stellent Inc.	70,899	768,545
TIBCO Software Inc. (1)	980,010	8,800,490
United Online Inc.	342,049	4,166,157
Vignette Corp. (1)	109,001	1,475,874
webMethods Inc. (1)	211,154	1,615,328

		67,502,554
INVESTMENT COMPANIES—0.73%
Apollo Investment Corp.	433,451	8,890,080
Ares Capital Corp.	256,340	4,465,443
Capital Southwest Corp.	14,750	1,757,463
Gladstone Capital Corp. (2)	61,023	1,343,116
Gladstone Investment Corp.	31,811	464,441
Harris & Harris Group Inc. (1)(2)	21,981	269,927
MCG Capital Corp.	284,331	4,643,125
Medallion Financial Corp.	77,730	857,362
MVC Capital Inc. (2)	90,547	1,173,489
NGP Capital Resources Co.	92,268	1,346,190
Technology Investment Capital Corp.	47,203	690,580

		25,901,216
IRON & STEEL—0.76%
Chaparral Steel Co. (1)	199,319	6,788,805
Cleveland-Cliffs Inc.	144,250	5,497,368
Gibraltar Industries Inc.	128,828	2,857,405
Olympic Steel Inc.	44,982	1,118,253
Oregon Steel Mills Inc. (1)	25,442	1,243,351
Ryerson Inc. (2)	138,799	3,038,310
Schnitzer Steel Industries Inc. Class A	120,975	3,815,552
Shiloh Industries Inc. (1)	25,533	344,185
Steel Technologies Inc.	61,597	1,209,149
Wheeling-Pittsburgh Corp. (1)	57,011	975,458

		26,887,836

LEISURE TIME—0.43%
Ambassadors International Inc.	37,881	1,196,661
Arctic Cat Inc.	69,345	1,151,127
Bally Total Fitness Holding Corp. (1)(2)	149,176	225,256
Callaway Golf Co.	403,189	5,285,808
K2 Inc. (1)	251,395	2,948,863
Marine Products Corp.	28,415	276,194
Multimedia Games Inc. (1)	146,113	1,326,706
Nautilus Inc. (2)	42,209	580,374
Polaris Industries Inc.	43,370	1,784,676
Town Sports International Holdings Inc. (1)	36,681	481,255

		15,256,920
LODGING—0.77%
Ameristar Casinos Inc.	102,673	2,229,031
Aztar Corp. (1)	143,047	7,582,921
Gaylord Entertainment Co. (1)	216,875	9,509,969
Lodgian Inc. (1)	100,285	1,331,785
Marcus Corp.	114,996	2,641,458
MTR Gaming Group Inc. (1)	90,354	848,424
Riviera Holdings Corp. (1)	26,460	540,578
Trump Entertainment Resorts Inc. (1)	160,125	2,715,720

		27,399,886
MACHINERY—0.87%
Albany International Corp. Class A	47,016	1,496,049
Briggs & Stratton Corp.	273,020	7,521,701
Cascade Corp.	66,997	3,058,413
Chart Industries Inc. (1)	33,278	409,652
Cognex Corp.	18,997	479,864
Gehl Corp. (1)	37,114	993,913
Gerber Scientific Inc. (1)	100,415	1,504,217
Gorman-Rupp Co. (The)	48,572	1,588,304
Kadant Inc. (1)	73,166	1,796,957
Lindsay Manufacturing Co.	53,365	1,534,244
NACCO Industries Inc.	29,550	4,016,141
Nordson Corp.	21,217	845,710
Robbins & Myers Inc.	67,753	2,094,923
Sauer-Danfoss Inc.	12,559	301,165
Tecumseh Products Co. Class A (1)	89,213	1,356,930
Tennant Co.	73,848	1,797,460

		30,795,643
MANUFACTURING—1.31%
Ameron International Corp.	46,619	3,097,366
AptarGroup Inc.	187,579	9,544,020
Barnes Group Inc.	37,278	654,602
Blount International Inc. (1)	92,071	922,551
CLARCOR Inc.	176,290	5,375,082
EnPro Industries Inc. (1)	112,379	3,378,113
Federal Signal Corp.	257,193	3,922,193
FreightCar America Inc.	30,972	1,641,516
Griffon Corp. (1)	158,533	3,784,183
Jacuzzi Brands Inc. (1)	204,868	2,046,631
Koppers Holdings Inc.	52,955	1,004,556
Lancaster Colony Corp.	33,982	1,521,034
Matthews International Corp. Class A	58,556	2,155,446
Myers Industries Inc.	56,716	964,172
Reddy Ice Holdings Inc.	11,301	273,484
Smith (A.O.) Corp.	27,972	1,102,936
Standex International Corp.	66,366	1,850,284
Tredegar Corp.	182,085	3,048,103

		46,286,272

MEDIA—1.88%
Belo Corp.	484,902	7,666,301
Charter Communications Inc. Class A (1)(2)	2,244,345	3,411,404
Citadel Broadcasting Corp.	198,191	1,862,995
Courier Corp.	45,021	1,672,080
Cox Radio Inc. Class A (1)	240,836	3,696,833
Crown Media Holdings Inc. (1)	38,992	175,074
Cumulus Media Inc. Class A (1)(2)	141,062	1,348,553
Emmis Communications Corp. (1)	119,800	1,467,550
Entercom Communications Corp.	169,844	4,280,069
Entravision Communications Corp. (1)	162,641	1,210,049
Fisher Communications Inc. (1)	40,928	1,700,558
Gray Television Inc.	230,847	1,479,729
Journal Communications Inc. Class A	233,671	2,633,472
Journal Register Co.	212,371	1,204,144
Lee Enterprises Inc.	244,572	6,172,997
Lin TV Corp. Class A (1)	146,787	1,142,003
Media General Inc. Class A	118,240	4,460,013
Mediacom Communications Corp. (1)	134,344	956,529
Outdoor Channel Holdings Inc. (1)	69,545	757,345
Playboy Enterprises Inc. Class B (1)	99,862	939,701
PRIMEDIA Inc. (1)	1,065,696	1,619,858
Radio One Inc. Class D (1)	408,579	2,553,619
Readers Digest Association Inc. (The)	251,820	3,263,587
Salem Communications Corp. Class A	48,886	552,901
Scholastic Corp. (1)	187,033	5,826,078
Spanish Broadcasting System Inc. Class A (1)	135,487	592,078
Sun-Times Media Group Inc. Class A	167,284	1,100,729
Westwood One Inc.	374,764	2,653,329

		66,399,578
METAL FABRICATE & HARDWARE—0.83%
Ampco-Pittsburgh Corp.	34,904	1,079,581
Castle (A.M.) & Co.	25,607	687,292
CIRCOR International Inc.	85,397	2,608,878
Ladish Co. Inc. (1)	3,780	109,166
Lawson Products Inc.	23,579	988,432
Mueller Industries Inc.	169,855	5,973,800
Mueller Water Products Inc. Class A (1)	14,460	211,261
NN Inc.	82,729	978,684
NS Group Inc. (1)	74,357	4,799,744
Quanex Corp.	158,881	4,822,038
Valmont Industries Inc.	7,090	370,453
Worthington Industries Inc.	386,248	6,589,391

		29,218,720
MINING—0.44%
Brush Engineered Materials Inc. (1)	103,901	2,584,018
Century Aluminum Co. (1)	56,724	1,908,763
Compass Minerals International Inc.	170,425	4,824,732
Royal Gold Inc. (2)	54,395	1,475,736
Stillwater Mining Co. (1)	40,688	341,779
USEC Inc.	465,356	4,486,032

		15,621,060
OFFICE & BUSINESS EQUIPMENT—0.34%
Global Imaging Systems Inc. (1)	194,841	4,300,141
IKON Office Solutions Inc.	586,610	7,884,038

		12,184,179
OFFICE FURNISHINGS—0.00%
CompX International Inc.	8,464	131,954

		131,954

OIL & GAS—2.36%
Alon USA Energy Inc.	24,185	713,216
Bill Barrett Corp. (1)(2)	84,870	2,084,407
Bois d’Arc Energy Inc. (1)	5,081	77,739
Brigham Exploration Co. (1)	244,183	1,653,119
Bronco Drilling Co. Inc. (1)	11,660	204,983
Callon Petroleum Co. (1)	51,836	702,896
Comstock Resources Inc. (1)	71,548	1,942,528
Delta Petroleum Corp. (1)	23,261	523,838
Edge Petroleum Corp. (1)	93,330	1,537,145
Encore Acquisition Co. (1)	281,793	6,858,842
Energy Partners Ltd. (1)	54,500	1,343,425
EXCO Resources Inc. (1)	277,354	3,441,963
Geomet Inc. (1)	10,707	100,646
Giant Industries Inc. (1)	53,955	4,381,146
Harvest Natural Resources Inc. (1)	198,327	2,052,684
Houston Exploration Co. (1)	155,174	8,557,846
McMoRan Exploration Co. (1)(2)	130,484	2,314,786
Meridian Resource Corp. (The) (1)	467,595	1,430,841
Parker Drilling Co. (1)	575,861	4,077,096
Penn Virginia Corp.	56,623	3,590,464
PetroCorp Inc. Escrow (3)	19,086	2
Petrohawk Energy Corp. (1)	315,680	3,276,758
PetroQuest Energy Inc. (1)	162,754	1,697,524
RAM Energy Resources Inc. (1)(2)	55,189	264,907
Rosetta Resources Inc. (1)	270,890	4,651,181
Stone Energy Corp. (1)	145,591	5,893,524
Sulphco Inc. (1)(2)	72,752	451,790
Swift Energy Co. (1)(2)	155,558	6,505,436
Warren Resources Inc. (1)	205,071	2,497,765
Western Refining Inc.	123,752	2,875,996
Whiting Petroleum Corp. (1)(2)	197,198	7,907,640

		83,612,133
OIL & GAS SERVICES—1.36%
Dawson Geophysical Co. (1)	18,588	552,064
Gulf Island Fabrication Inc.	21,829	569,519
Hanover Compressor Co. (1)(2)	545,820	9,944,840
Hornbeck Offshore Services Inc. (1)	123,986	4,153,531
Input/Output Inc. (1)(2)	272,407	2,705,002
Lone Star Technologies Inc. (1)	154,637	7,481,338
Maverick Tube Corp. (1)	32,290	2,093,361
Newpark Resources Inc. (1)	200,497	1,068,649
Oil States International Inc. (1)	126,786	3,486,615
T-3 Energy Services Inc. (1)	5,903	118,473
Trico Marine Services Inc. (1)	63,474	2,142,248
Union Drilling Inc. (1)	72,820	801,020
Universal Compression Holdings Inc. (1)	160,820	8,595,829
Veritas DGC Inc. (1)	57,769	3,802,356
Warrior Energy Service Corp. (1)	20,233	521,000

		48,035,845
PACKAGING & CONTAINERS—0.30%
Chesapeake Corp.	106,436	1,523,099
Greif Inc. Class A	88,123	7,059,534
Silgan Holdings Inc.	50,192	1,885,212

		10,467,845
PHARMACEUTICALS—1.03%
Alpharma Inc. Class A	182,886	4,277,704
Altus Pharmaceuticals Inc. (1)	6,644	106,105
Anadys Pharmaceuticals Inc. (1)	55,303	160,379

Andrx Corp. (1)	75,746	1,850,475
AtheroGenics Inc. (1)(2)	31,154	410,298
Bentley Pharmaceuticals Inc. (1)	85,308	1,023,696
Bradley Pharmaceuticals Inc. (1)	77,242	1,229,693
Caraco Pharmaceutical Laboratories Ltd. (1)	7,690	78,130
Cypress Bioscience Inc. (1)	66,173	483,063
Dendreon Corp. (1)(2)	362,672	1,621,144
Emisphere Technologies Inc. (1)(2)	18,770	158,607
Indevus Pharmaceuticals Inc. (1)	43,415	257,017
Nabi Biopharmaceuticals (1)	322,349	1,863,177
NBTY Inc. (1)	262,466	7,682,380
Neurocrine Biosciences Inc. (1)	42,557	457,488
New River Pharmaceuticals Inc. (1)(2)	12,510	321,882
NPS Pharmaceuticals Inc. (1)	41,500	158,115
Nuvelo Inc. (1)	77,744	1,418,051
Osiris Therapeutics Inc. (1)	3,189	31,922
Par Pharmaceutical Companies Inc. (1)	63,522	1,158,641
Perrigo Co.	382,968	6,498,967
Pharmion Corp. (1)	37,640	811,142
Renovis Inc. (1)	34,942	480,802
Rigel Pharmaceuticals Inc. (1)	97,512	1,001,448
Sciele Pharma Inc. (1)	18,959	357,188
ViroPharma Inc. (1)	212,655	2,588,011

		36,485,525
REAL ESTATE—0.24%
Avatar Holdings Inc. (1)(2)	31,116	1,837,711
California Coastal Communities Inc. (1)	54,147	1,113,262
HouseValues Inc. (1)(2)	4,035	23,564
Resource Capital Corp.	11,502	177,706
Tarragon Corp. (2)	71,677	746,158
Trammell Crow Co. (1)	122,215	4,462,070

		8,360,471
REAL ESTATE INVESTMENT TRUSTS—11.62%
Aames Investment Corp.	256,127	901,567
Affordable Residential Communities Inc. (1)	183,149	1,774,714
Agree Realty Corp.	41,549	1,364,885
Alexandria Real Estate Equities Inc.	115,335	10,818,423
American Campus Communities Inc.	118,835	3,031,481
American Financial Realty Trust	691,566	7,717,877
American Home Mortgage Investment Corp.	235,342	8,206,376
Anthracite Capital Inc.	304,094	3,910,649
Anworth Mortgage Asset Corp.	243,330	2,031,806
Arbor Realty Trust Inc.	63,942	1,634,358
Ashford Hospitality Trust Inc.	321,125	3,831,021
BioMed Realty Trust Inc.	346,227	10,504,527
Capital Lease Funding Inc.	177,971	1,973,698
Capital Trust Inc. Class A	52,720	2,147,286
Cedar Shopping Centers Inc.	178,130	2,880,362
CentraCore Properties Trust	58,500	1,857,375
Crescent Real Estate Equities Co.	420,904	9,179,916
Crystal River Capital Inc. (1)	33,675	770,484
Deerfield Triarc Capital Corp.	275,372	3,610,127
DiamondRock Hospitality Co.	341,664	5,675,039
EastGroup Properties Inc.	9,271	462,252
Education Realty Trust Inc.	141,283	2,085,337
Entertainment Properties Trust	140,983	6,953,282
Equity Inns Inc.	291,933	4,647,573
Equity One Inc.	203,296	4,873,005
Extra Space Storage Inc.	302,206	5,231,186
FelCor Lodging Trust Inc.	265,395	5,321,170
Fieldstone Investment Corp.	259,601	2,266,317

First Industrial Realty Trust Inc.	238,927	10,512,788
First Potomac Realty Trust	128,176	3,873,479
Franklin Street Properties Corp.	307,097	6,098,946
Glenborough Realty Trust Inc.	171,671	4,417,095
GMH Communities Trust	211,941	2,674,695
Gramercy Capital Corp.	99,700	2,513,437
Healthcare Realty Trust Inc.	255,215	9,802,808
Heritage Property Investment Trust Inc.	151,200	5,512,752
Hersha Hospitality Trust	159,581	1,531,978
Highland Hospitality Corp.	318,197	4,559,763
Highwoods Properties Inc.	288,554	10,737,094
Home Properties Inc.	24,382	1,393,675
HomeBanc Corp.	302,888	1,862,761
Impac Mortgage Holdings Inc.	407,699	3,820,140
Inland Real Estate Corp.	340,652	5,968,223
Innkeepers USA Trust	230,016	3,746,961
Investors Real Estate Trust	249,135	2,431,558
JER Investors Trust Inc.	87,398	1,499,750
Kite Realty Group Trust	152,812	2,603,916
KKR Financial Corp.	429,059	10,529,108
LaSalle Hotel Properties	213,276	9,243,382
Lexington Corporate Properties Trust	282,772	5,989,111
Longview Fibre Co.	260,297	5,289,235
LTC Properties Inc.	124,838	3,027,322
Luminent Mortgage Capital Inc.	210,062	2,161,538
Maguire Properties Inc.	172,395	7,023,372
Medical Properties Trust Inc.	214,227	2,868,500
MFA Mortgage Investments Inc.	422,963	3,151,074
Mid-America Apartment Communities Inc.	94,069	5,758,904
MortgageIT Holdings Inc.	156,042	2,197,071
National Health Investors Inc.	125,653	3,559,749
National Retail Properties Inc.	309,038	6,675,221
Nationwide Health Properties Inc.	425,019	11,365,008
Newcastle Investment Corp.	235,298	6,449,518
Newkirk Realty Trust Inc.	104,037	1,714,530
NorthStar Realty Finance Corp.	226,049	2,870,822
NovaStar Financial Inc. (2)	175,532	5,123,779
Omega Healthcare Investors Inc.	255,203	3,830,597
Parkway Properties Inc.	75,611	3,515,155
Pennsylvania Real Estate Investment Trust	195,643	8,328,523
Post Properties Inc.	229,025	10,883,268
PS Business Parks Inc.	67,681	4,081,164
RAIT Investment Trust	148,665	4,288,985
Ramco-Gershenson Properties Trust	90,075	2,877,896
Realty Income Corp.	473,932	11,710,860
Redwood Trust Inc.	103,395	5,208,006
Republic Property Trust	140,422	1,547,450
Saxon Capital Inc.	267,065	3,749,593
Senior Housing Properties Trust	340,669	7,269,876
Sizeler Property Investors Inc.	93,091	1,399,158
Sovran Self Storage Inc.	82,355	4,574,820
Spirit Finance Corp.	517,991	6,013,876
Strategic Hotels & Resorts Inc.	390,649	7,766,102
Sunstone Hotel Investors Inc.	309,279	9,191,772
Trustreet Properties Inc.	361,544	4,522,915
Universal Health Realty Income Trust	63,179	2,264,967
Urstadt Biddle Properties Inc. Class A	113,304	2,058,734
U-Store-It Trust	250,577	5,377,382
Windrose Medical Properties Trust	109,491	1,935,801
Winston Hotels Inc.	148,905	1,834,510
Winthrop Realty Trust Inc.	131,814	850,200

		411,302,766

RETAIL—5.81%
AC Moore Arts & Crafts Inc. (1)	37,665	716,765
AFC Enterprises Inc. (1)	137,970	1,992,287
America’s Car-Mart Inc. (1)(2)	21,355	351,290
Applebee’s International Inc.	64,682	1,391,310
Asbury Automotive Group Inc.	66,141	1,362,505
Big 5 Sporting Goods Corp.	24,295	553,926
Big Lots Inc. (1)	602,799	11,941,448
Blockbuster Inc. Class A (1)(2)	1,020,798	3,919,864
Bob Evans Farms Inc.	191,136	5,787,598
Bon-Ton Stores Inc. (The) (2)	35,287	1,049,435
Books-A-Million Inc.	75,349	1,344,980
Borders Group Inc.	345,648	7,051,219
Brown Shoe Co. Inc.	111,358	3,991,071
Buckle Inc. (The)	5,572	211,402
Cabela’s Inc. Class A (1)(2)	160,423	3,485,992
Cache Inc. (1)	3,551	63,527
Casey’s General Store Inc.	246,773	5,495,635
Cash America International Inc.	75,528	2,951,634
CBRL Group Inc.	163,707	6,618,674
CEC Entertainment Inc. (1)	77,379	2,438,212
Charming Shoppes Inc. (1)	322,122	4,599,902
Conn’s Inc. (1)(2)	6,987	145,819
Cost Plus Inc. (1)(2)	118,557	1,419,127
CSK Auto Corp. (1)	105,747	1,491,033
dELiA*s Inc. (1)	49,310	379,687
Domino’s Pizza Inc.	202,844	5,202,949
Finish Line Inc. (The) Class A	227,521	2,871,315
Fred’s Inc.	213,188	2,690,433
Genesco Inc. (1)	107,791	3,715,556
Group 1 Automotive Inc.	132,624	6,617,938
Haverty Furniture Companies Inc.	120,778	1,926,409
IHOP Corp.	73,691	3,415,578
Insight Enterprises Inc. (1)	257,292	5,302,788
J. Crew Group Inc. (1)	63,781	1,917,895
Jack in the Box Inc. (1)	188,694	9,846,053
Jo-Ann Stores Inc. (1)(2)	129,158	2,159,522
Kenneth Cole Productions Inc. Class A	49,558	1,207,728
Krispy Kreme Doughnuts Inc. (1)(2)	158,174	1,281,209
Landry’s Restaurants Inc.	87,394	2,634,929
Lithia Motors Inc. Class A	84,616	2,091,708
Lone Star Steakhouse & Saloon Inc.	88,874	2,468,031
Longs Drug Stores Corp.	20,217	930,184
Luby’s Inc. (1)	113,743	1,122,643
MarineMax Inc. (1)	82,312	2,094,840
McCormick & Schmick’s Seafood Restaurants Inc. (1)	7,304	164,267
Morton’s Restaurant Group Inc. (1)	35,390	545,360
Movado Group Inc.	94,676	2,406,664
99 Cents Only Stores (1)	252,607	2,988,341
Nu Skin Enterprises Inc. Class A	121,227	2,123,897
O’Charley’s Inc. (1)	123,763	2,347,784
Pantry Inc. (The) (1)	10,058	566,969
Papa John’s International Inc. (1)	47,181	1,703,706
Payless ShoeSource Inc. (1)	310,912	7,741,709
Pep Boys - Manny, Moe & Jack Inc.	289,222	3,716,503
Pier 1 Imports Inc.	465,612	3,454,841
PriceSmart Inc. (1)	42,117	635,967
Rare Hospitality International Inc. (1)	26,046	795,966
Regis Corp.	243,758	8,738,724
Ruby Tuesday Inc.	25,946	731,418
Rush Enterprises Inc. Class A (1)	116,823	1,948,608
Ryan’s Restaurant Group Inc. (1)	225,354	3,576,368

School Specialty Inc. (1)	110,538	3,900,886
Shoe Carnival Inc. (1)	44,407	1,119,945
Smart & Final Inc. (1)	73,444	1,253,689
Sonic Automotive Inc.	160,659	3,709,616
Stage Stores Inc.	141,787	4,160,031
Steak n Shake Co. (The) (1)	150,682	2,545,019
Stein Mart Inc.	64,085	974,733
Syms Corp. (1)	34,480	702,013
Systemax Inc. (1)	51,256	821,121
Talbots Inc. (The)	120,499	3,283,598
Tuesday Morning Corp.	39,177	543,777
West Marine Inc. (1)(2)	76,020	1,064,280
Zale Corp. (1)	255,716	7,093,562

		205,611,412
SAVINGS & LOANS—3.43%
Abington Community Bancorp Inc.	36,900	554,238
Anchor BanCorp Wisconsin Inc.	104,146	2,974,410
BankAtlantic Bancorp Inc. Class A	251,583	3,577,510
BankFinancial Corp.	130,878	2,289,056
BankUnited Financial Corp. Class A	167,628	4,370,062
Berkshire Hills Bancorp Inc.	46,278	1,647,034
BFC Financial Corp. Class A (1)	86,096	502,801
Brookline Bancorp Inc.	328,091	4,511,251
Citizens First Bancorp Inc.	44,667	1,137,222
Clifton Savings Bancorp Inc.	70,558	791,661
Commercial Capital Bancorp Inc.	206,261	3,287,800
Dime Community Bancshares	134,263	1,977,694
Downey Financial Corp.	112,268	7,470,313
Fidelity Bankshares Inc.	97,261	3,794,152
First Financial Holdings Inc.	64,465	2,205,992
First Niagara Financial Group Inc.	593,320	8,650,606
First Place Financial Corp.	93,126	2,110,235
FirstFed Financial Corp. (1)(2)	88,459	5,017,394
Flagstar Bancorp Inc.	216,273	3,146,772
Flushing Financial Corp.	102,235	1,789,113
Franklin Bank Corp. (Texas) (1)	125,039	2,485,775
Harbor Florida Bancshares Inc.	98,554	4,366,928
Home Federal Bancorp Inc.	29,884	464,696
Investors Bancorp Inc. (1)	267,485	4,036,349
Kearny Financial Corp.	117,263	1,780,052
KNBT Bancorp Inc.	154,701	2,487,592
MAF Bancorp Inc.	179,615	7,416,303
NASB Financial Inc.	20,991	835,232
NewAlliance Bancshares Inc.	312,626	4,579,971
Northwest Bancorp Inc.	99,806	2,545,053
OceanFirst Financial Corp.	46,217	991,355
Partners Trust Financial Group Inc.	240,838	2,579,375
PennFed Financial Services Inc.	50,668	849,702
PFF Bancorp Inc.	95,737	3,546,098
Provident Financial Services Inc.	361,882	6,698,436
Provident New York Bancorp	226,440	3,097,699
Rockville Financial Inc. (2)	46,320	671,177
Roma Financial Corp.	49,644	755,582
TierOne Corp.	96,739	3,282,354
United Community Financial Corp.	145,694	1,794,950
Wauwatosa Holdings Inc. (1)(2)	50,554	892,278
Westfield Financial Inc.	10,762	341,909
Willow Financial Bancorp Inc.	78,901	1,235,590
WSFS Financial Corp.	31,684	1,970,428

		121,510,200

SEMICONDUCTORS—2.20%
Actel Corp. (1)	138,714	2,157,003
ADE Corp. (1)	3,326	106,499
AMIS Holdings Inc. (1)	104,215	989,000
Applied Micro Circuits Corp. (1)	1,574,300	4,549,727
Asyst Technologies Inc. (1)	90,921	614,626
ATMI Inc. (1)	60,641	1,762,834
Axcelis Technologies Inc. (1)	539,140	3,806,328
Bookham Inc. (1)(2)	313,759	1,010,304
Brooks Automation Inc. (1)	397,797	5,191,251
Cabot Microelectronics Corp. (1)	56,369	1,624,555
Cirrus Logic Inc. (1)	61,119	445,558
Cohu Inc.	120,864	2,155,005
Conexant Systems Inc. (1)	305,383	610,766
Credence Systems Corp. (1)	535,981	1,527,546
DSP Group Inc. (1)	138,787	3,171,283
Emulex Corp. (1)	311,560	5,661,045
Entegris Inc. (1)(2)	660,042	7,201,058
Exar Corp. (1)	91,903	1,221,391
Genesis Microchip Inc. (1)	101,157	1,190,618
IXYS Corp. (1)	15,119	126,848
Kopin Corp. (1)	45,253	151,598
Kulicke & Soffa Industries Inc. (1)	303,685	2,684,575
Lattice Semiconductor Corp. (1)	608,219	4,148,054
Mattson Technology Inc. (1)	20,812	172,740
MIPS Technologies Inc. Class A (1)	100,970	681,548
MKS Instruments Inc. (1)	193,861	3,937,317
ON Semiconductor Corp. (1)	56,414	331,714
Pericom Semiconductor Corp. (1)	66,579	649,145
Photronics Inc. (1)	220,721	3,118,788
PortalPlayer Inc. (1)	71,286	804,106
Rudolph Technologies Inc. (1)	110,564	2,026,638
Semitool Inc. (1)	102,131	1,056,035
Skyworks Solutions Inc. (1)	670,892	3,481,929
Staktek Holdings Inc. (1)	45,242	270,547
Standard Microsystems Corp. (1)	90,359	2,568,003
Techwell Inc. (1)	8,542	127,959
TriQuint Semiconductor Inc. (1)	745,675	3,877,510
Ultratech Inc. (1)	17,705	235,831
Varian Semiconductor Equipment Associates Inc. (1)	43,176	1,584,559
Veeco Instruments Inc. (1)	11,862	239,019
Virage Logic Corp. (1)	8,124	74,010
Zoran Corp. (1)	31,119	500,394

		77,845,264
SOFTWARE—2.56%
Actuate Corp. (1)	55,499	245,306
Altiris Inc. (1)	116,856	2,464,493
ANSYS Inc. (1)	12,385	547,169
Aspen Technology Inc. (1)	277,113	3,026,074
Avid Technology Inc. (1)	203,829	7,423,452
Blackbaud Inc.	44,461	977,697
Borland Software Corp. (1)	416,328	2,385,559
Bottomline Technologies Inc. (1)	102,701	1,002,362
CSG Systems International Inc. (1)	143,394	3,789,903
Dendrite International Inc. (1)	200,217	1,958,122
Digi International Inc. (1)	66,648	899,748
eFunds Corp. (1)	184,188	4,453,666
EPIQ Systems Inc. (1)	80,570	1,185,185
FileNET Corp. (1)	183,318	6,384,966
Hyperion Solutions Corp. (1)	162,370	5,598,518
Infocrossing Inc. (1)	19,236	257,955
Innerworkings Inc. (1)	29,447	346,002

Inter-Tel Inc.	94,767	2,046,967
INVESTools Inc. (1)	68,459	727,719
JDA Software Group Inc. (1)	129,035	1,989,720
Keane Inc. (1)(2)	105,831	1,525,025
Lawson Software Inc. (1)	663,131	4,807,700
ManTech International Corp. Class A (1)	22,701	749,360
MapInfo Corp. (1)	29,612	379,922
Neoware Inc. (1)	7,544	102,523
Omniture Inc. (1)	24,811	195,759
OPNET Technologies Inc. (1)	6,547	85,831
Parametric Technology Corp. (1)	297,013	5,185,847
Pegasystems Inc.	75,970	663,218
Progress Software Corp. (1)	218,972	5,693,272
QAD Inc.	35,868	289,813
Quest Software Inc. (1)	109,027	1,556,906
Schawk Inc.	68,122	1,241,183
Sybase Inc. (1)	453,532	10,993,616
Synchronoss Technologies Inc.	14,651	138,891
SYNNEX Corp. (1)	66,276	1,525,011
Take-Two Interactive Software Inc. (1)(2)	361,410	5,153,707
THQ Inc. (1)(2)	65,271	1,903,955
Ulticom Inc. (1)	68,481	712,887

		90,615,009
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1)	12,890	366,205

		366,205
TELECOMMUNICATIONS—4.12%
Adaptec Inc. (1)	609,149	2,686,347
ADTRAN Inc.	130,627	3,114,148
Aeroflex Inc. (1)	340,422	3,499,538
Alaska Communications Systems Group Inc.	224,041	2,973,024
Anaren Inc. (1)	79,423	1,673,443
Andrew Corp. (1)	852,238	7,866,157
Anixter International Inc.	89,984	5,081,396
Arris Group Inc. (1)	267,359	3,063,934
Atlantic Tele-Network Inc.	2,129	39,344
Black Box Corp.	93,116	3,624,075
Broadwing Corp. (1)	406,772	5,133,463
CalAmp Corp. (1)	123,086	749,594
Carrier Access Corp. (1)	83,775	594,803
C-COR Inc. (1)	77,877	668,185
Cincinnati Bell Inc. (1)	1,316,941	6,347,656
Commonwealth Telephone Enterprises Inc.	52,698	2,172,739
Consolidated Communications Holdings Inc.	109,112	2,041,486
CT Communications Inc.	102,807	2,232,968
Ditech Networks Inc. (1)	174,124	1,342,496
EMS Technologies Inc. (1)	25,843	485,332
Eschelon Telecom Inc. (1)	11,475	194,960
Extreme Networks Inc. (1)	636,790	2,311,548
FairPoint Communications Inc.	147,242	2,562,011
Foundry Networks Inc. (1)	353,719	4,651,405
General Communication Inc. Class A (1)	119,905	1,485,623
Golden Telecom Inc.	116,491	3,523,853
Harmonic Inc. (1)	36,865	270,958
IDT Corp. Class B (1)(2)	283,120	4,082,590
Iowa Telecommunications Services Inc.	167,598	3,316,764
Ixia (1)	13,159	117,247
Lightbridge Inc. (1)	42,777	501,346
Loral Space & Communications Inc. (1)(2)	61,122	1,608,731
MasTec Inc. (1)	214,754	2,377,327
MRV Communications Inc. (1)(2)	670,791	1,851,383

Newport Corp. (1)	216,530	3,529,439
NTELOS Holdings Corp. (1)	12,912	164,886
Oplink Communications Inc. (1)	81,306	1,624,494
Optical Communication Products Inc. (1)	105,614	208,060
Plantronics Inc.	113,548	1,990,496
Polycom Inc. (1)	247,948	6,082,164
Powerwave Technologies Inc. (1)(2)	600,272	4,562,067
Premiere Global Services Inc. (1)	386,047	3,350,888
RCN Corp. (1)	155,321	4,395,584
RF Micro Devices Inc. (1)	168,747	1,279,102
SafeNet Inc. (1)	139,540	2,538,233
SAVVIS Inc. (1)	58,650	1,671,525
Shenandoah Telecommunications Co.	35,966	1,563,442
SureWest Communications	77,679	1,512,410
Sycamore Networks Inc. (1)	981,898	3,711,574
Symmetricom Inc. (1)	204,426	1,649,718
Syniverse Holdings Inc. (1)	17,124	256,860
Talk America Holdings Inc. (1)	161,961	1,538,630
Tekelec (1)	45,869	594,462
3Com Corp. (1)	2,089,119	9,213,015
Time Warner Telecom Inc. Class A (1)(2)	133,072	2,529,699
USA Mobility Inc. (2)	146,205	3,339,322
UTStarcom Inc. (1)(2)	344,004	3,051,315
Vonage Holdings Corp. (1)(2)	70,596	485,700
Wireless Facilities Inc. (1)	190,828	408,372
Zhone Technologies Inc. (1)	304,185	325,478

		145,822,809
TEXTILES—0.16%
G&K Services Inc. Class A	113,393	4,130,907
UniFirst Corp.	51,697	1,615,014

		5,745,921
TOYS, GAMES & HOBBIES—0.29%
JAKKS Pacific Inc. (1)	146,962	2,620,332
LeapFrog Enterprises Inc. (1)(2)	156,595	1,241,798
Marvel Entertainment Inc. (1)	56,271	1,358,382
RC2 Corp. (1)	104,404	3,500,666
Topps Co. Inc. (The)	185,740	1,664,230

		10,385,408
TRANSPORTATION—1.15%
Arkansas Best Corp.	135,124	5,814,386
Atlas Air Worldwide Holdings Inc. (1)	85,468	3,719,567
Bristow Group Inc. (1)	125,095	4,303,268
Dynamex Inc. (1)	7,924	164,423
Florida East Coast Industries Inc.	68,154	3,890,230
Forward Air Corp.	15,679	518,818
GulfMark Offshore Inc. (1)	85,136	2,710,730
Heartland Express Inc.	152,879	2,397,143
Horizon Lines Inc. Class A	48,618	811,921
Maritrans Inc.	57,087	2,089,384
Marten Transport Ltd. (1)	57,015	974,386
P.A.M. Transportation Services Inc. (1)	12,162	304,780
Patriot Transportation Holding Inc. (1)(2)	6,271	473,837
PHI Inc. (1)	30,560	931,163
RailAmerica Inc. (1)	208,090	2,272,343
Saia Inc. (1)	78,449	2,557,437
SIRVA Inc. (1)	266,346	708,480
U.S. Xpress Enterprises Inc. Class A (1)	26,207	606,692
USA Truck Inc. (1)	19,600	373,380
Werner Enterprises Inc.	274,977	5,144,820

		40,767,188

TRUCKING & LEASING—0.14%
AMERCO (1)	5,365	397,815
Greenbrier Companies Inc. (The)	44,938	1,303,651
Interpool Inc.	63,511	1,426,457
TAL International Group Inc.	80,877	1,715,401

		4,843,324
WATER—0.35%
American States Water Co.	89,758	3,433,244
California Water Service Group	91,974	3,396,600
PICO Holdings Inc. (1)	54,445	1,772,185
SJW Corp.	80,700	2,413,737
Southwest Water Co. (2)	120,278	1,471,000

		12,486,766

TOTAL COMMON STOCKS (Cost: $3,508,962,121)		3,531,816,065

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.49%
CERTIFICATES OF DEPOSIT (4)—0.17%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$826,328	826,328
Societe Generale
5.33%, 12/08/06	1,180,468	1,180,468
Washington Mutual Bank
5.36%, 11/13/06	2,951,170	2,951,170
Wells Fargo Bank N.A.
4.78%, 12/05/06	944,374	944,374

		5,902,340
COMMERCIAL PAPER (4)—0.53%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (5)	639,554	632,689
ASAP Funding Ltd.
5.29%, 11/02/06 (5)	295,117	293,773
Atlantis One Funding
5.30%, 11/14/06 (5)	1,619,696	1,609,443
Beta Finance Inc.
5.27%, 01/25/07 (5)	236,094	232,123
Bryant Park Funding LLC
5.28%, 12/14/06 (5)	372,674	368,684
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (5)	598,403	594,615
CC USA Inc.
5.03%, 10/24/06 (5)	236,094	235,368
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (5)	1,357,538	1,349,565
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (5)	708,281	702,632
Curzon Funding LLC
5.29%, 11/17/06 (5)	1,180,468	1,172,489
Edison Asset Securitization LLC
5.22%, 12/11/06 (5)	870,855	862,016
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (5)	1,180,468	1,174,385

Five Finance Inc.
5.19%, 12/01/06 (5)	531,211	526,616
Galleon Capital Corp.
5.27%, 12/18/06 (5)	165,053	163,193
General Electric Capital Services Inc.
5.22%, 12/11/06	118,047	116,849
Giro Funding US Corp.
5.34%, 10/10/06 (5)	590,234	589,534
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (5)	566,625	564,458
HBOS Treasury Services PLC
5.27%, 12/15/06	236,094	233,538
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (5)	2,360,936	2,354,679
Landale Funding LLC
5.31%, 11/15/06 (5)	920,765	914,795
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (5)	644,795	640,709
Mont Blanc Capital Corp.
5.29%, 11/15/06 (5)	761,402	756,479
Nationwide Building Society
5.27%, 12/15/06	413,164	408,688
Nestle Capital Corp.
5.19%, 08/09/07	708,281	676,524
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (5)	628,953	618,879
Sydney Capital Corp.
5.27%, 12/08/06 (5)	28,154	27,878
Tulip Funding Corp.
5.29%, 11/15/06 (5)	622,602	618,577
White Pine Finance LLC
5.12%, 10/27/06 (5)	223,108	222,315

		18,661,493
MEDIUM-TERM NOTES (4)—0.14%
Bank of America N.A.
5.28%, 04/20/07	295,117	295,117
Cullinan Finance Corp.
5.71%, 06/28/07 (5)	885,351	885,351
K2 USA LLC
5.39%, 06/04/07 (5)	885,351	885,351
Marshall & Ilsley Bank
5.18%, 12/15/06	1,180,468	1,181,291
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (5)	1,381,147	1,381,148
US Bank N.A.
2.85%, 11/15/06	236,094	235,570

		4,863,828
MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (6)(7)	21,012,129	21,012,129

		21,012,129

REPURCHASE AGREEMENTS (4)—0.83%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,362,004 (collateralized by non-U.S. Government debt securities, value $2,433,076, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$2,360,936	2,360,936
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,771,491 (collateralized by non-U.S. Government debt securities, value $1,948,831, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,770,702	1,770,702
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,771,505 (collateralized by non-U.S. Government debt securities, value $1,948,831, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,770,702	1,770,702
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $118,100 (collateralized by non-U.S. Government debt securities, value $121,654, 5.75%, 3/15/16).	118,047	118,047
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,133,508 (collateralized by non-U.S. Government debt securities, value $4,340,561, 5.87%, 6/25/36).	4,131,638	4,131,638
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,299,109 (collateralized by non-U.S. Government debt securities, value $1,443,119, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,298,515	1,298,515
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $708,607 (collateralized by non-U.S. Government debt securities, value $777,064, 0.00% to 10.00%, 5/27/33 to 9/29/36).	708,281	708,281
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $2,362,002 (collateralized by non-U.S. Government debt securities, value $2,480,320, 0.00% to 9.00%, 5/1/17 to 2/25/46).	2,360,936	2,360,936
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,771,503 (collateralized by non-U.S. Government debt securities, value $2,444,887, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,770,702	1,770,702
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,417,214 (collateralized by non-U.S. Government debt securities, value $1,488,192, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,416,561	1,416,561
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $295,252 (collateralized by non-U.S. Government debt securities, value $310,081, 6.50% to 7.63%, 2/1/07 to 6/1/16).	295,117	295,117
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,362,004 (collateralized by non-U.S. Government debt securities, value $2,480,375, 0.79% to 9.08%, 8/5/18 to 12/20/54).	2,360,936	2,360,936

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,362,004 (collateralized by non-U.S. Government debt securities, value $2,433,108, 4.85% to 8.60%, 5/1/09 to 12/1/25).	2,360,936	2,360,936
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,181,002 (collateralized by non-U.S. Government debt securities, value $1,289,908, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,180,468	1,180,468
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,594,366 (collateralized by non-U.S. Government debt securities, value $1,677,876, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,593,632	1,593,632
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $857,963 (collateralized by non-U.S. Government debt securities, value $894,788, 0.00% to 10.00%, 10/1/06 to 9/30/36). (8)	826,327	826,327
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $3,070,610 (collateralized by non-U.S. Government debt securities, value $3,224,416, 0.06% to 7.95%, 8/15/13 to 7/15/45).	3,069,216	3,069,216

		29,393,652
TIME DEPOSITS (4)—0.00%
Societe Generale
5.25%, 10/02/06	212,142	212,142

		212,142
VARIABLE & FLOATING RATE NOTES (4)—2.23%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (5)	3,021,998	3,022,372
American Express Bank
5.29%, 02/28/07	1,180,468	1,180,464
American Express Centurion Bank
5.42%, 07/19/07	1,298,515	1,299,707
American Express Credit Corp.
5.43%, 07/05/07	354,140	354,318
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (5)	224,289	224,289
ASIF Global Financing
5.51%, 05/03/07 (5)	118,047	118,085
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (5)	767,304	767,304
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (5)	1,711,678	1,711,742
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (5)	3,010,193	3,010,330
BMW US Capital LLC
5.33%, 10/15/07 (5)	1,180,468	1,180,468
BNP Paribas
5.36%, 05/18/07 (5)	2,183,865	2,183,865
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (5)	861,742	861,741
CC USA Inc.
5.48%, 07/30/07 (5)	590,234	590,304
Commodore CDO Ltd.
5.47%, 06/12/07 (5)	295,117	295,117

Credit Agricole SA
5.48%, 07/23/07	1,180,468	1,180,468
Credit Suisse First Boston NY
5.51%, 04/24/07	590,234	590,256
Cullinan Finance Corp.
5.36%, 04/25/07 (5)	295,117	295,117
DEPFA Bank PLC
5.43%, 09/14/07	1,180,468	1,180,468
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (5)	1,357,538	1,357,614
Eli Lilly Services Inc.
5.32%, 10/01/07 (5)	1,180,468	1,180,468
Fifth Third Bancorp
5.31%, 09/21/07 (5)	2,360,936	2,360,936
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (5)	1,180,468	1,180,386
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	1,239,491	1,239,753
Granite Master Issuer PLC
5.30%, 08/20/07 (5)	4,131,637	4,131,637
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (5)	944,374	944,502
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	1,770,702	1,770,951
HBOS Treasury Services PLC
5.46%, 07/24/07 (5)	1,180,468	1,180,468
Holmes Financing PLC
5.30%, 07/16/07 (5)	2,065,819	2,065,819
JP Morgan Chase & Co.
5.30%, 08/02/07	885,351	885,351
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (5)	885,351	885,316
Kestrel Funding LLC
5.31%, 07/11/07 (5)	472,187	472,148
Kommunalkredit Austria AG
5.33%, 09/09/07 (5)	708,281	708,281
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (5)	1,231,107	1,231,106
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (5)	1,475,585	1,475,334
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (5)	1,298,515	1,298,435
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (5)	520,147	520,147
Marshall & Ilsley Bank
5.31%, 10/15/07	649,257	649,257
Metropolitan Life Global Funding I
5.34%, 08/06/07 (5)	1,770,702	1,770,702
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (5)(8)	118,047	118,047
Monumental Global Funding II
5.38%, 12/27/06 (5)	236,094	236,111
Mound Financing PLC
5.30%, 05/08/07 (5)	1,109,640	1,109,640
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (5)	3,541,403	3,541,353
National City Bank of Indiana
5.37%, 05/21/07	590,234	590,266
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (5)	3,895,544	3,896,366
Newcastle Ltd.
5.35%, 04/24/07 (5)	416,115	416,046

Northern Rock PLC
5.37%, 08/03/07 (5)	1,416,561	1,416,592
Northlake CDO I
5.46%, 09/06/07 (5)	354,140	354,140
Principal Life Global Funding I
5.83%, 02/08/07	531,211	532,087
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (5)	1,711,678	1,711,644
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (5)	1,180,468	1,180,468
Strips III LLC
5.38%, 07/24/07 (5)	278,954	278,954
SunTrust Bank
5.30%, 05/01/07	1,180,468	1,180,510
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (5)	2,880,341	2,880,114
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (5)	1,652,655	1,652,655
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (5)	1,643,985	1,643,985
Wachovia Bank N.A.
5.43%, 05/22/07	2,360,936	2,360,936
Wal-Mart Stores Inc.
5.50%, 07/16/07 (5)	885,351	885,820
Wells Fargo & Co.
5.34%, 09/14/07 (5)	590,234	590,267
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (5)	885,351	885,347
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (5)	3,541,403	3,540,746
Wind Master Trust
5.32%, 07/25/07 (5)	472,187	472,187

		78,829,307

TOTAL SHORT-TERM INVESTMENTS (Cost: $158,874,891)		158,874,891

TOTAL INVESTMENTS IN SECURITIES — 104.31% (Cost: $3,667,837,012)		3,690,690,956
Other Assets, Less Liabilities — (4.31)%		(152,350,897)

NET ASSETS — 100.00%		$3,538,340,059

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(6)	Affiliated issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of Registrant’s Board of Trustees (the “Nominating Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating Committee may consider any such person if the Nominating Committee of the Board deems it appropriate after considering all circumstances the Nominating Committee’s members deem relevant.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 20, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	November 20, 2006